UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number
811-07953

EQ ADVISORS TRUST
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
New York, New York 10105
(Address of principal executive offices)

SHANE DALY
Executive Vice President, General Counsel and Secretary
Equitable Investment Management Group, LLC
1345 Avenue of the Americas
New York, New York 10105
(Name and Address of Agent for Service)

Copies to:
MARK AMOROSI, ESQ.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (212)
554-1234
Date of fiscal year end: December 31
Date of reporting period: January 1, 2026 – June 30, 2026

Item 1.	Reports to Stockholders.

Item 1(a):

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/All Asset Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$28	0.54%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$469,971,308

Number of Portfolio Holdings	35

Portfolio Turnover Rate	1%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		87.8%

Equity	54.5%

Fixed Income	18.8%

Alternatives	14.5%

Exchange Traded Funds		11.9%

Commodity	6.0%

Equity	3.9%

Fixed Income	2.0%

Short-Term Investments		1.7%

Cash and Other Assets Less Liabilities		-1.4%

Top Holdings (as a % of Net Assets)

EQ/AB Small Cap Growth Portfolio	8.4%

EQ/MFS International Growth Portfolio	7.4%

1290 VT GAMCO Small Company Value Portfolio	7.4%

1290 VT GAMCO Mergers & Acquisitions Portfolio	5.5%

iShares Gold Trust	4.4%

EQ/JPMorgan Growth Stock Portfolio	4.0%

1290 VT Real Estate Portfolio	3.9%

EQ/Invesco Comstock Portfolio	3.9%

EQ/Core Plus Bond Portfolio	3.9%

EQ/JPMorgan Value Opportunities Portfolio	3.9%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/All Asset Growth Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A030-B 146421_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/All Asset Growth Allocation Portfolio (Class IB)

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/All Asset Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$15	0.29%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests .

Portfolio Statistics (as of June 30, 2026)

Net Assets	$469,971,308

Number of Portfolio Holdings	35

Portfolio Turnover Rate	1%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		87.8%

Equity	54.5%

Fixed Income	18.8%

Alternatives	14.5%

Exchange Traded Funds		11.9%

Commodity	6.0%

Equity	3.9%

Fixed Income	2.0%

Short-Term Investments		1.7%

Cash and Other Assets Less Liabilities		-1.4%

Top Holdings (as a % of Net Assets)

EQ/AB Small Cap Growth Portfolio	8.4%

EQ/MFS International Growth Portfolio	7.4%

1290 VT GAMCO Small Company Value Portfolio	7.4%

1290 VT GAMCO Mergers & Acquisitions Portfolio	5.5%

iShares Gold Trust	4.4%

EQ/JPMorgan Growth Stock Portfolio	4.0%

1290 VT Real Estate Portfolio	3.9%

EQ/Invesco Comstock Portfolio	3.9%

EQ/Core Plus Bond Portfolio	3.9%

EQ/JPMorgan Value Opportunities Portfolio	3.9%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/All Asset Growth Allocation Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A030-K 146421_K Semi-Annual Shareholder Report - June 30, 2026	2	EQ/All Asset Growth Allocation Portfolio (Class K)

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Ultra Conservative Strategy Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.50%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,673,411,708

Number of Portfolio Holdings	7

Portfolio Turnover Rate	7%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Fixed Income	89.5%

Equity	10.6%

Cash and Other Assets Less Liabilities		-0.1%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	66.6%

EQ/Long-Term Bond Portfolio	13.4%

EQ/Intermediate Corporate Bond Portfolio	9.6%

EQ/500 Managed Volatility Portfolio	6.1%

EQ/2000 Managed Volatility Portfolio	2.4%

EQ/International Managed Volatility Portfolio	1.4%

EQ/400 Managed Volatility Portfolio	0.6%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Ultra Conservative Strategy Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A097-B 147365_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Ultra Conservative Strategy Portfolio (Class IB)

EQ/CONSERVATIVE STRATEGY PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Conservative Strategy Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$26	0.51%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$534,554,285

Number of Portfolio Holdings	9

Portfolio Turnover Rate	11%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.6%

Fixed Income	79.1%

Equity	20.5%

Cash and Other Assets Less Liabilities		0.4%

Top Holdings (as a % of Net Assets)

EQ/Core Bond Index Portfolio	30.6%

EQ/Intermediate Government Bond Portfolio	15.4%

EQ/Intermediate Corporate Bond Portfolio	15.3%

EQ/500 Managed Volatility Portfolio	11.8%

EQ/Long-Term Bond Portfolio	10.9%

EQ/AB Short Duration Government Bond Portfolio	6.9%

EQ/2000 Managed Volatility Portfolio	4.7%

EQ/International Managed Volatility Portfolio	2.8%

EQ/400 Managed Volatility Portfolio	1.2%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Conservative Strategy Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A040-B 146424_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Conservative Strategy Portfolio (Class IB)

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO
(Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Conservative Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.50%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,068,549,807

Number of Portfolio Holdings	9

Portfolio Turnover Rate	3%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Fixed Income	59.4%

Equity	40.6%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	23.5%

EQ/Core Bond Index Portfolio	21.7%

EQ/Intermediate Corporate Bond Portfolio	10.9%

EQ/Intermediate Government Bond Portfolio	10.9%

EQ/Long-Term Bond Portfolio	10.5%

EQ/2000 Managed Volatility Portfolio	9.8%

EQ/International Managed Volatility Portfolio	5.5%

EQ/AB Short Duration Government Bond Portfolio	5.4%

EQ/400 Managed Volatility Portfolio	1.8%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Conservative Growth Strategy Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A039-B 146423_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Conservative Growth Strategy Portfolio (Class IB)

EQ/BALANCED STRATEGY PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Balanced Strategy Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.48%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$3,115,356,980

Number of Portfolio Holdings	9

Portfolio Turnover Rate	3%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	50.6%

Fixed Income	49.4%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	29.3%

EQ/Core Bond Index Portfolio	17.8%

EQ/2000 Managed Volatility Portfolio	12.4%

EQ/Long-Term Bond Portfolio	10.0%

EQ/Intermediate Corporate Bond Portfolio	8.9%

EQ/Intermediate Government Bond Portfolio	8.8%

EQ/International Managed Volatility Portfolio	6.8%

EQ/AB Short Duration Government Bond Portfolio	3.9%

EQ/400 Managed Volatility Portfolio	2.1%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Balanced Strategy Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A033-B 146422_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Balanced Strategy Portfolio (Class IB)

EQ/MODERATE GROWTH STRATEGY PORTFOLIO
(Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Moderate Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.48%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$5,099,142,659

Number of Portfolio Holdings	9

Portfolio Turnover Rate	3%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	60.7%

Fixed Income	39.3%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	35.1%

EQ/2000 Managed Volatility Portfolio	15.0%

EQ/Core Bond Index Portfolio	14.2%

EQ/Long-Term Bond Portfolio	8.4%

EQ/International Managed Volatility Portfolio	8.1%

EQ/Intermediate Corporate Bond Portfolio	7.1%

EQ/Intermediate Government Bond Portfolio	7.1%

EQ/400 Managed Volatility Portfolio	2.5%

EQ/AB Short Duration Government Bond Portfolio	2.5%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Moderate Growth Strategy Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A085-B 146426_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Moderate Growth Strategy Portfolio (Class IB)

EQ/GROWTH STRATEGY PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.48%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$4,722,156,685

Number of Portfolio Holdings	9

Portfolio Turnover Rate	2%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	70.7%

Fixed Income	29.3%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	40.9%

EQ/2000 Managed Volatility Portfolio	17.7%

EQ/Core Bond Index Portfolio	10.3%

EQ/International Managed Volatility Portfolio	9.5%

EQ/Long-Term Bond Portfolio	6.7%

EQ/Intermediate Corporate Bond Portfolio	5.2%

EQ/Intermediate Government Bond Portfolio	5.2%

EQ/400 Managed Volatility Portfolio	2.6%

EQ/AB Short Duration Government Bond Portfolio	1.9%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Growth Strategy Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A054-B 146425_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Growth Strategy Portfolio (Class IB)

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Aggressive Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.48%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$5,967,940,817

Number of Portfolio Holdings	9

Portfolio Turnover Rate	2%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Equity	80.8%

Fixed Income	19.3%

Cash and Other Assets Less Liabilities		-0.1%

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	46.8%

EQ/2000 Managed Volatility Portfolio	20.4%

EQ/International Managed Volatility Portfolio	10.8%

EQ/Core Bond Index Portfolio	6.7%

EQ/Long-Term Bond Portfolio	4.6%

EQ/Intermediate Corporate Bond Portfolio	3.4%

EQ/Intermediate Government Bond Portfolio	3.4%

EQ/400 Managed Volatility Portfolio	2.8%

EQ/AB Short Duration Government Bond Portfolio	1.2%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Aggressive Growth Strategy Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A029-B 148394_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Aggressive Growth Strategy Portfolio (Class IB)

EQ/CONSERVATIVE ALLOCATION PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Conservative Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$24	0.49%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$570,891,992

Number of Portfolio Holdings	34

Portfolio Turnover Rate	2%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.8%

Fixed Income	79.1%

Equity	20.7%

Cash and Other Assets Less Liabilities		0.2%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	19.4%

EQ/Core Bond Index Portfolio	15.7%

EQ/PIMCO Ultra Short Bond Portfolio	9.1%

Multimanager Core Bond Portfolio	7.9%

ATM Large Cap Managed Volatility Portfolio	6.5%

EQ/Long-Term Bond Portfolio	6.1%

1290 VT DoubleLine Opportunistic Bond Portfolio	5.9%

EQ/Core Plus Bond Portfolio	4.7%

EQ/Quality Bond PLUS Portfolio	4.7%

1290 Diversified Bond Fund	4.0%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Conservative Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A038-B 146402_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Conservative Allocation Portfolio (Class IB)

EQ/CONSERVATIVE ALLOCATION PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Conservative Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$12	0.24%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$570,891,992

Number of Portfolio Holdings	34

Portfolio Turnover Rate	2%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.8%

Fixed Income	79.1%

Equity	20.7%

Cash and Other Assets Less Liabilities		0.2%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	19.4%

EQ/Core Bond Index Portfolio	15.7%

EQ/PIMCO Ultra Short Bond Portfolio	9.1%

Multimanager Core Bond Portfolio	7.9%

ATM Large Cap Managed Volatility Portfolio	6.5%

EQ/Long-Term Bond Portfolio	6.1%

1290 VT DoubleLine Opportunistic Bond Portfolio	5.9%

EQ/Core Plus Bond Portfolio	4.7%

EQ/Quality Bond PLUS Portfolio	4.7%

1290 Diversified Bond Fund	4.0%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Conservative Allocation Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A038-K 146402_K Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Conservative Allocation Portfolio (Class K)

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Conservative-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$27	0.53%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$723,045,290

Number of Portfolio Holdings	36

Portfolio Turnover Rate	2%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Fixed Income	59.0%

Equity	40.9%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	13.4%

EQ/Core Bond Index Portfolio	11.2%

ATM Large Cap Managed Volatility Portfolio	11.0%

EQ/Long-Term Bond Portfolio	7.0%

EQ/PIMCO Ultra Short Bond Portfolio	5.9%

Multimanager Core Bond Portfolio	5.9%

1290 VT DoubleLine Opportunistic Bond Portfolio	4.4%

ATM International Managed Volatility Portfolio	3.8%

EQ/Core Plus Bond Portfolio	3.6%

EQ/Quality Bond PLUS Portfolio	3.5%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Conservative-Plus Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A041-B 146403_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Conservative-Plus Allocation Portfolio (Class IB)

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Conservative-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$14	0.28%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$723,045,290

Number of Portfolio Holdings	36

Portfolio Turnover Rate	2%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Fixed Income	59.0%

Equity	40.9%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	13.4%

EQ/Core Bond Index Portfolio	11.2%

ATM Large Cap Managed Volatility Portfolio	11.0%

EQ/Long-Term Bond Portfolio	7.0%

EQ/PIMCO Ultra Short Bond Portfolio	5.9%

Multimanager Core Bond Portfolio	5.9%

1290 VT DoubleLine Opportunistic Bond Portfolio	4.4%

ATM International Managed Volatility Portfolio	3.8%

EQ/Core Plus Bond Portfolio	3.6%

EQ/Quality Bond PLUS Portfolio	3.5%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Conservative-Plus Allocation Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A041-K 146403_K Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Conservative-Plus Allocation Portfolio (Class K)

EQ/MODERATE ALLOCATION PORTFOLIO (Class IA)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$25	0.49%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$5,182,209,563

Number of Portfolio Holdings	36

Portfolio Turnover Rate	2%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	51.1%

Fixed Income	48.8%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	12.1%

EQ/Intermediate Government Bond Portfolio	10.6%

EQ/Core Bond Index Portfolio	8.8%

EQ/Long-Term Bond Portfolio	7.0%

ATM International Managed Volatility Portfolio	6.0%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.6%

ATM Small Cap Managed Volatility Portfolio	4.3%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Core Plus Bond Portfolio	2.9%

Semi-Annual Shareholder Report - June 30 , 2026	1	EQ/Moderate Allocation Portfolio (Class IA)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A084-A 146404_A Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Moderate Allocation Portfolio (Class IA)

EQ/MODERATE ALLOCATION PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.49%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$5,182,209,563

Number of Portfolio Holdings	36

Portfolio Turnover Rate	2%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	51.1%

Fixed Income	48.8%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	12.1%

EQ/Intermediate Government Bond Portfolio	10.6%

EQ/Core Bond Index Portfolio	8.8%

EQ/Long-Term Bond Portfolio	7.0%

ATM International Managed Volatility Portfolio	6.0%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.6%

ATM Small Cap Managed Volatility Portfolio	4.3%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Core Plus Bond Portfolio	2.9%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Moderate Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A084-B 146404_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Moderate Allocation Portfolio (Class IB)

EQ/MODERATE ALLOCATION PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$12	0.24%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$5,182,209,563

Number of Portfolio Holdings	36

Portfolio Turnover Rate	2%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	51.1%

Fixed Income	48.8%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	12.1%

EQ/Intermediate Government Bond Portfolio	10.6%

EQ/Core Bond Index Portfolio	8.8%

EQ/Long-Term Bond Portfolio	7.0%

ATM International Managed Volatility Portfolio	6.0%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.6%

ATM Small Cap Managed Volatility Portfolio	4.3%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Core Plus Bond Portfolio	2.9%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Moderate Allocation Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A084-K 146404_K Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Moderate Allocation Portfolio (Class K)

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO
(Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Moderate-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.48%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$6,870,408,665

Number of Portfolio Holdings	36

Portfolio Turnover Rate	2%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	71.2%

Fixed Income	28.7%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	16.9%

ATM Small Cap Managed Volatility Portfolio	8.0%

ATM International Managed Volatility Portfolio	7.7%

EQ/Intermediate Government Bond Portfolio	5.8%

EQ/Long-Term Bond Portfolio	5.1%

EQ/Core Bond Index Portfolio	4.7%

EQ/AB Small Cap Growth Portfolio	3.6%

EQ/Large Cap Core Managed Volatility Portfolio	3.2%

EQ/Global Equity Managed Volatility Portfolio	2.9%

Multimanager Core Bond Portfolio	2.9%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Moderate-Plus Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A086-B 146405_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Moderate-Plus Allocation Portfolio (Class IB)

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO
(Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Moderate-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$12	0.23%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$6,870,408,665

Number of Portfolio Holdings	36

Portfolio Turnover Rate	2%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	71.2%

Fixed Income	28.7%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	16.9%

ATM Small Cap Managed Volatility Portfolio	8.0%

ATM International Managed Volatility Portfolio	7.7%

EQ/Intermediate Government Bond Portfolio	5.8%

EQ/Long-Term Bond Portfolio	5.1%

EQ/Core Bond Index Portfolio	4.7%

EQ/AB Small Cap Growth Portfolio	3.6%

EQ/Large Cap Core Managed Volatility Portfolio	3.2%

EQ/Global Equity Managed Volatility Portfolio	2.9%

Multimanager Core Bond Portfolio	2.9%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Moderate-Plus Allocation Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A086-K 146405_K Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Moderate-Plus Allocation Portfolio (Class K)

EQ/AGGRESSIVE ALLOCATION PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Aggressive Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.49%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$3,416,492,786

Number of Portfolio Holdings	36

Portfolio Turnover Rate	2%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	91.4%

Fixed Income	8.6%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	23.2%

ATM International Managed Volatility Portfolio	10.6%

ATM Small Cap Managed Volatility Portfolio	8.9%

EQ/Large Cap Core Managed Volatility Portfolio	4.4%

EQ/MFS International Growth Portfolio	4.1%

EQ/Global Equity Managed Volatility Portfolio	4.1%

EQ/AB Small Cap Growth Portfolio	4.0%

EQ/ClearBridge Select Equity Managed Volatility Portfolio	3.4%

EQ/International Value Managed Volatility Portfolio	3.0%

1290 VT GAMCO Small Company Value Portfolio	2.7%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Aggressive Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A028-B 146401_B Semi- Annual Shareholder Report - June 30, 2026	2	EQ/Aggressive Allocation Portfolio (Class IB)

EQ/AGGRESSIVE ALLOCATION PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Aggressive Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$12	0.24%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$3,416,492,786

Number of Portfolio Holdings	36

Portfolio Turnover Rate	2%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	91.4%

Fixed Income	8.6%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	23.2%

ATM International Managed Volatility Portfolio	10.6%

ATM Small Cap Managed Volatility Portfolio	8.9%

EQ/Large Cap Core Managed Volatility Portfolio	4.4%

EQ/MFS International Growth Portfolio	4.1%

EQ/Global Equity Managed Volatility Portfolio	4.1%

EQ/AB Small Cap Growth Portfolio	4.0%

EQ/ClearBridge Select Equity Managed Volatility Portfolio	3.4%

EQ/International Value Managed Volatility Portfolio	3.0%

1290 VT GAMCO Small Company Value Portfolio	2.7%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Aggressive Allocation Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A028-K 146401_K Semi- Annual Shareholder Report - June 30, 2026	2	EQ/Aggressive Allocation Portfolio (Class K)

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Equitable Conservative Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$33	0.66%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$81,924,133

Number of Portfolio Holdings	16

Portfolio Turnover Rate	29%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		64.8%

Fixed Income	44.6%

Equity	20.2%

Exchange Traded Funds		33.2%

Equity	24.8%

Fixed Income	8.4%

Short-Term Investments		11.5%

Cash and Other Assets Less Liabilities		-9.5%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	35.7%

1290 High Yield Bond Fund	9.0%

1290 SmartBeta Equity Fund	8.5%

Vanguard FTSE Emerging Markets ETF	6.3%

State Street SPDR Portfolio Developed World ex-US ETF	5.4%

1290 GAMCO Small/Mid Cap Value Fund	5.0%

iShares Broad USD High Yield Corporate Bond ETF	5.0%

iShares MSCI Global Min Vol Factor ETF	5.0%

iShares Core S&P U.S. Value ETF	4.9%

1290 Essex Small Cap Growth Fund	3.8%

Semi-Annual Shareholder Report - June 30, 2026	1	Equitable Conservative Growth MF/ETF Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A100-B 148392_B Semi-Annual Shareholder Report - June 30, 2026	2	Equitable Conservative Growth MF/ETF Portfolio (Class IB)

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Equitable Conservative Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$21	0.41%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$81,924,133

Number of Portfolio Holdings	16

Portfolio Turnover Rate	29%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		64.8%

Fixed Income	44.6%

Equity	20.2%

Exchange Traded Funds		33.2%

Equity	24.8%

Fixed Income	8.4%

Short-Term Investments		11.5%

Cash and Other Assets Less Liabilities		-9.5%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	35.7%

1290 High Yield Bond Fund	9.0%

1290 SmartBeta Equity Fund	8.5%

Vanguard FTSE Emerging Markets ETF	6.3%

State Street SPDR Portfolio Developed World ex-US ETF	5.4%

1290 GAMCO Small/Mid Cap Value Fund	5.0%

iShares Broad USD High Yield Corporate Bond ETF	5.0%

iShares MSCI Global Min Vol Factor ETF	5.0%

iShares Core S&P U.S. Value ETF	4.9%

1290 Essex Small Cap Growth Fund	3.8%

Semi-Annual Shareholder Report - June 30, 2026	1	Equitable Conservative Growth MF/ETF Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent
QR
code.

A100-K 148392_K Semi-Annual Shareholder Report - June 30, 2026	2	Equitable Conservative Growth MF/ETF Portfolio (Class K)

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Equitable Moderate Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$30	0.59%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$41,671,804

Number of Portfolio Holdings	14

Portfolio Turnover Rate	28%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		65.6%

Equity	36.7%

Fixed Income	28.9%

Exchange Traded Funds		32.2%

Equity	28.2%

Fixed Income	4.0%

Short-Term Investments		1.9%

Cash and Other Assets Less Liabilities		0.3%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	23.3%

1290 SmartBeta Equity Fund	17.2%

1290 GAMCO Small/Mid Cap Value Fund	8.4%

iShares MSCI Global Min Vol Factor ETF	7.4%

Vanguard FTSE Emerging Markets ETF	7.2%

1290 Essex Small Cap Growth Fund	6.4%

1290 High Yield Bond Fund	5.7%

State Street SPDR Portfolio Developed World ex-US ETF	5.4%

iShares Core S&P U.S. Value ETF	4.9%

iShares Broad USD High Yield Corporate Bond ETF	4.0%

Semi-Annual Shareholder Report - June 30, 2026	1	Equitable Moderate Growth MF/ETF Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A102-B 162754_B Semi-Annual Shareholder Report - June 30, 2026	2	Equitable Moderate Growth MF/ETF Portfolio (Class IB)

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Equitable Moderate Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$17	0.34%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$41,671,804

Number of Portfolio Holdings	14

Portfolio Turnover Rate	28%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		65.6%

Equity	36.7%

Fixed Income	28.9%

Exchange Traded Funds		32.2%

Equity	28.2%

Fixed Income	4.0%

Short-Term Investments		1.9%

Cash and Other Assets Less Liabilities		0.3%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	23.3%

1290 SmartBeta Equity Fund	17.2%

1290 GAMCO Small/Mid Cap Value Fund	8.4%

iShares MSCI Global Min Vol Factor ETF	7.4%

Vanguard FTSE Emerging Markets ETF	7.2%

1290 Essex Small Cap Growth Fund	6.4%

1290 High Yield Bond Fund	5.7%

State Street SPDR Portfolio Developed World ex-US ETF	5.4%

iShares Core S&P U.S. Value ETF	4.9%

iShares Broad USD High Yield Corporate Bond ETF	4.0%

Semi-Annual Shareholder Report - June 30, 2026	1	Equitable Moderate Growth MF/ETF Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https
://
equitable
-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A102-K 162754_K Semi-Annual Shareholder Report - June 30, 2026	2	Equitable Moderate Growth MF/ETF Portfolio (Class K)

EQUITABLE GROWTH MF/ETF PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Equitable Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$30	0.58%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$45,756,667

Number of Portfolio Holdings	14

Portfolio Turnover Rate	29%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		66.8%

Equity	53.9%

Fixed Income	12.9%

Exchange Traded Funds		31.3%

Equity	31.3%

Short-Term Investments		8.1%

Cash and Other Assets Less Liabilities		-6.2%

Top Holdings (as a % of Net Assets)

1290 SmartBeta Equity Fund	27.6%

1290 GAMCO Small/Mid Cap Value Fund	11.0%

iShares MSCI Global Min Vol Factor ETF	9.8%

1290 Essex Small Cap Growth Fund	8.3%

Vanguard FTSE Emerging Markets ETF	8.2%

1290 Diversified Bond Fund	7.3%

1290 High Yield Bond Fund	5.6%

State Street SPDR Portfolio Developed World ex-US ETF	5.2%

iShares Core S&P U.S. Value ETF	4.9%

1290 Avantis ® U.S. Large Cap Growth Fund	4.1%

Semi-Annual Shareholder Report - June 30, 2026	1	Equitable Growth MF/ETF Portfolio (Class IB)

Additional Information

For additional information about the Portfolio,
including
its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A101-B 162755_B Semi-Annual Shareholder Report - June 30, 2026	2	Equitable Growth MF/ETF Portfolio (Class IB)

EQUITABLE GROWTH MF/ETF PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Equitable Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$17	0.33%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$45,756,667

Number of Portfolio Holdings	14

Portfolio Turnover Rate	29%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		66.8%

Equity	53.9%

Fixed Income	12.9%

Exchange Traded Funds		31.3%

Equity	31.3%

Short-Term Investments		8.1%

Cash and Other Assets Less Liabilities		-6.2%

Top Holdings (as a % of Net Assets)

1290 SmartBeta Equity Fund	27.6%

1290 GAMCO Small/Mid Cap Value Fund	11.0%

iShares MSCI Global Min Vol Factor ETF	9.8%

1290 Essex Small Cap Growth Fund	8.3%

Vanguard FTSE Emerging Markets ETF	8.2%

1290 Diversified Bond Fund	7.3%

1290 High Yield Bond Fund	5.6%

State Street SPDR Portfolio Developed World ex-US ETF	5.2%

iShares Core S&P U.S. Value ETF	4.9%

1290 Avantis ® U.S. Large Cap Growth Fund	4.1%

Semi-Annual Shareholder Report - June 30, 2026	1	Equitable Growth MF/ETF Portfolio (Class K)

Additional
Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://
equitable
-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A101-K 162755_K Semi-Annual Shareholder Report - June 30, 2026	2	Equitable Growth MF/ETF Portfolio (Class K)

TARGET 2015 ALLOCATION PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Target 2015 Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$28	0.55%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$20,526,789

Number of Portfolio Holdings	16

Portfolio Turnover Rate	4%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.2%

Fixed Income	79.4%

Equity	20.8%

Cash and Other Assets Less Liabilities		-0.2%

Top Holdings (as a % of Net Assets)

EQ/PIMCO Ultra Short Bond Portfolio	16.4%

1290 Diversified Bond Fund	15.3%

EQ/Core Plus Bond Portfolio	14.2%

1290 VT High Yield Bond Portfolio	10.1%

EQ/Core Bond Index Portfolio	9.2%

EQ/Equity 500 Index Portfolio	8.0%

EQ/Quality Bond PLUS Portfolio	7.9%

EQ/Long-Term Bond Portfolio	6.3%

EQ/International Equity Index Portfolio	3.1%

EQ/MFS International Growth Portfolio	1.7%

Semi-Annual Shareholder Report - June 30, 2026	1	Target 2015 Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-
877
-222-2144,
or scan the adjacent QR code.

A106-B 146417_B Semi-Annual Shareholder Report - June 30, 2026	2	Target 2015 Allocation Portfolio (Class IB)

TARGET 2015 ALLOCATION PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Target 2015 Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$15	0.30%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$20,526,789

Number of Portfolio Holdings	16

Portfolio Turnover Rate	4%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.2%

Fixed Income	79.4%

Equity	20.8%

Cash and Other Assets Less Liabilities		-0.2%

Top Holdings (as a % of Net Assets)

EQ/PIMCO Ultra Short Bond Portfolio	16.4%

1290 Diversified Bond Fund	15.3%

EQ/Core Plus Bond Portfolio	14.2%

1290 VT High Yield Bond Portfolio	10.1%

EQ/Core Bond Index Portfolio	9.2%

EQ/Equity 500 Index Portfolio	8.0%

EQ/Quality Bond PLUS Portfolio	7.9%

EQ/Long-Term Bond Portfolio	6.3%

EQ/International Equity Index Portfolio	3.1%

EQ/MFS International Growth Portfolio	1.7%

Semi-Annual Shareholder Report - June 30, 2026	1	Target 2015 Allocation Portfolio (Class K)

Additional
Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A106-K 146417_K Semi-Annual Shareholder Report - June 30, 2026	2	Target 2015 Allocation Portfolio (Class K)

TARGET 2025 ALLOCATION PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Target 2025 Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$30	0.58%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$134,861,031

Number of Portfolio Holdings	16

Portfolio Turnover Rate	5%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Equity	51.0%

Fixed Income	49.1%

Cash and Other Assets Less Liabilities		-0.1%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	21.8%

1290 Diversified Bond Fund	9.0%

EQ/PIMCO Ultra Short Bond Portfolio	9.0%

EQ/Core Plus Bond Portfolio	8.8%

EQ/International Equity Index Portfolio	7.9%

1290 VT High Yield Bond Portfolio	7.0%

EQ/Small Company Index Portfolio	5.7%

EQ/Long-Term Bond Portfolio	5.4%

EQ/Core Bond Index Portfolio	4.9%

EQ/Quality Bond PLUS Portfolio	4.9%

Semi-Annual Shareholder Report - June 30, 2026	1	Target 2025 Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A107-B 146418_B Semi-Annual Shareholder Report - June 30, 2026	2	Target 2025 Allocation Portfolio (Class IB)

TARGET 2025 ALLOCATION PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Target 2025 Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$17	0.33%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$134,861,031

Number of Portfolio Holdings	16

Portfolio Turnover Rate	5%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Equity	51.0%

Fixed Income	49.1%

Cash and Other Assets Less Liabilities		-0.1%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	21.8%

1290 Diversified Bond Fund	9.0%

EQ/PIMCO Ultra Short Bond Portfolio	9.0%

EQ/Core Plus Bond Portfolio	8.8%

EQ/International Equity Index Portfolio	7.9%

1290 VT High Yield Bond Portfolio	7.0%

EQ/Small Company Index Portfolio	5.7%

EQ/Long-Term Bond Portfolio	5.4%

EQ/Core Bond Index Portfolio	4.9%

EQ/Quality Bond PLUS Portfolio	4.9%

Semi-Annual Shareholder Report - June 30, 2026	1	Target 2025 Allocation Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A107-K 146418_K Semi - Annual Shareholder Repor t - June 30, 2026	2	Target 2025 Allocation Portfolio (Class K)

TARGET 2035 ALLOCATION PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Target 2035 Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$28	0.54%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$319,304,802

Number of Portfolio Holdings	16

Portfolio Turnover Rate	5%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.2%

Equity	71.2%

Fixed Income	29.0%

Cash and Other Assets Less Liabilities		-0.2%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	32.1%

EQ/International Equity Index Portfolio	11.2%

EQ/Small Company Index Portfolio	9.9%

EQ/MFS International Growth Portfolio	5.7%

EQ/Core Plus Bond Portfolio	5.1%

EQ/Emerging Markets Equity PLUS Portfolio	5.0%

1290 VT High Yield Bond Portfolio	5.0%

1290 Diversified Bond Fund	4.6%

EQ/PIMCO Ultra Short Bond Portfolio	4.2%

EQ/Long-Term Bond Portfolio	4.1%

Semi-Annual Shareholder Report - June 30, 2026	1	Target 2035 Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A108-B 146419_B Semi - Annual Shareholder Report - June 30, 2026	2	Target 2035 Allocation Portfolio (Class IB)

TARGET 2035 ALLOCATION PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Target 2035 Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$15	0.29%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$319,304,802

Number of Portfolio Holdings	16

Portfolio Turnover Rate	5%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.2%

Equity	71.2%

Fixed Income	29.0%

Cash and Other Assets Less Liabilities		-0.2%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	32.1%

EQ/International Equity Index Portfolio	11.2%

EQ/Small Company Index Portfolio	9.9%

EQ/MFS International Growth Portfolio	5.7%

EQ/Core Plus Bond Portfolio	5.1%

EQ/Emerging Markets Equity PLUS Portfolio	5.0%

1290 VT High Yield Bond Portfolio	5.0%

1290 Diversified Bond Fund	4.6%

EQ/PIMCO Ultra Short Bond Portfolio	4.2%

EQ/Long-Term Bond Portfolio	4.1%

Semi-Annual Shareholder Report - June 30, 2026	1	Target 2035 Allocation Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A108-K 146419_K Semi - Annual Shareholder Report - June 30, 2026	2	Target 2035 Allocation Portfolio (Class K)

TARGET 2045 ALLOCATION PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Target 2045 Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$28	0.54%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$306,964,861

Number of Portfolio Holdings	16

Portfolio Turnover Rate	4%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	82.0%

Fixed Income	18.9%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	37.0%

EQ/International Equity Index Portfolio	12.9%

EQ/Small Company Index Portfolio	11.3%

EQ/MFS International Growth Portfolio	6.4%

EQ/Emerging Markets Equity PLUS Portfolio	6.0%

EQ/Core Plus Bond Portfolio	3.5%

1290 VT High Yield Bond Portfolio	3.0%

EQ/Long-Term Bond Portfolio	2.8%

EQ/Value Equity Portfolio	2.7%

EQ/Core Bond Index Portfolio	2.6%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2026	1	Target 2045 Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A109-B 146420_B Semi-Annual Shareholder Report - June 30, 2026	2	Target 2045 Allocation Portfolio (Class IB)

TARGET 2045 ALLOCATION PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Target 2045 Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$15	0.29%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$306,964,861

Number of Portfolio Holdings	16

Portfolio Turnover Rate	4%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	81.1%

Fixed Income	18.9%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	37.0%

EQ/International Equity Index Portfolio	12.9%

EQ/Small Company Index Portfolio	11.3%

EQ/MFS International Growth Portfolio	6.4%

EQ/Emerging Markets Equity PLUS Portfolio	6.0%

EQ/Core Plus Bond Portfolio	3.5%

1290 VT High Yield Bond Portfolio	3.0%

EQ/Long-Term Bond Portfolio	2.8%

EQ/Value Equity Portfolio	2.7%

EQ/Core Bond Index Portfolio	2.6%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2026	1	Target 2045 Allocation Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A109-K 146420_K Semi -Annual Shareholder Report - June 30, 2026	2	Target 2045 Allocation Portfolio (Class K)

TARGET 2055 ALLOCATION PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Target 2055 Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$31	0.60%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$188,784,642

Number of Portfolio Holdings	16

Portfolio Turnover Rate	2%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	91.2%

Fixed Income	8.8%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	40.8%

EQ/International Equity Index Portfolio	14.2%

EQ/Small Company Index Portfolio	13.2%

EQ/MFS International Growth Portfolio	8.1%

EQ/Emerging Markets Equity PLUS Portfolio	6.5%

EQ/Value Equity Portfolio	3.8%

Multimanager Aggressive Equity Portfolio	2.0%

1290 VT High Yield Bond Portfolio	1.9%

EQ/Core Plus Bond Portfolio	1.6%

EQ/Long-Term Bond Portfolio	1.6%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2026	1	Target 2055 Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A110-B 153096_B Semi -Annual Shareholder Report - June 30, 2026	2	Target 2055 Allocation Portfolio (Class IB)

TARGET 2055 ALLOCATION PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 20
26
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Target 2055 Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$18	0.35%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$188,784,642

Number of Portfolio Holdings	16

Portfolio Turnover Rate	2%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	91.2%

Fixed Income	8.8%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	40.8%

EQ/International Equity Index Portfolio	14.2%

EQ/Small Company Index Portfolio	13.2%

EQ/MFS International Growth Portfolio	8.1%

EQ/Emerging Markets Equity PLUS Portfolio	6.5%

EQ/Value Equity Portfolio	3.8%

Multimanager Aggressive Equity Portfolio	2.0%

1290 VT High Yield Bond Portfolio	1.9%

EQ/Core Plus Bond Portfolio	1.6%

EQ/Long-Term Bond Portfolio	1.6%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2026	1	Target 2055 Allocation Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A110-K 153096_K Semi -Annual Shareholder Report - June 30, 2026	2	Target 2055 Allocation Portfolio (Class K)

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2
0
26
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$54	1.05%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$264,004,305

Number of Portfolio Holdings	11

Portfolio Turnover Rate	7%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.6%

Equity	64.8%

Fixed Income	34.8%

Short-Term Investments		1.1%

Cash and Other Assets Less Liabilities		-0.7%

Top Holdings (as a % of Net Assets)

Vanguard Intermediate-Term Corporate Bond ETF	34.8%

Vanguard S&P 500 ETF	16.2%

iShares Core S&P 500 ETF	16.1%

iShares Core MSCI EAFE ETF	15.0%

iShares Core S&P Mid-Cap ETF	5.6%

Vanguard Large-Cap ETF	5.3%

iShares MSCI EAFE ETF	4.3%

iShares Core S&P Small-Cap ETF	1.2%

iShares Russell 2000 ETF	1.1%

Semi-Annual Shareholder Report - June 30, 2026	1	1290 VT Moderate Growth Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A008-B 159931_B Semi -Annual Shareholder Report - June 30, 2026	2	1290 VT Moderate Growth Allocation Portfolio (Class IB)

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Multi-Alternative Strategies Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.10%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$12,036,569

Number of Portfolio Holdings	14

Portfolio Turnover Rate	13%

What did the Portfolio invest in?
(as of June 30, 2026)

Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.4%

Equity	28.3%

Fixed Income	28.2%

Alternatives	27.1%

Commodity	15.8%

Short-Term Investments		5.6%

Cash and Other Assets Less Liabilities		-5.0%

Top Holdings (as a % of Net Assets)

iShares Convertible Bond ETF	16.5%

iMGP DBi Managed Futures Strategy ETF	15.0%

NYLI Merger Arbitrage ETF	12.1%

Vanguard Short-Term Inflation-Protected Securities ETF	11.6%

JPMorgan Equity Premium Income ETF	9.3%

Invesco DB Precious Metals Fund	7.8%

iShares Core U.S. REIT ETF	7.2%

Vanguard Global ex-U.S. Real Estate ETF	6.8%

JPMorgan Nasdaq Equity Premium Income ETF	5.1%

Invesco DB Agriculture Fund	4.3%

Semi-Annual Shareholder Report - June 30, 2026	1	1290 VT Multi-Alternative Strategies Portfolio (Class IB)

Additional Information

For
additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A009-B 157176_B Semi-Annual Shareholder Report - June 30, 2026	2	1290 VT Multi-Alternative Strategies Portfolio (Class IB)

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Multi-Alternative Strategies Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$44	0.85%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$12,036,569

Number of Portfolio Holdings	14

Portfolio Turnover Rate	13%

What did the Portfolio invest in?
(as of June 30, 2026)

Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.4%

Equity	28.3%

Fixed Income	28.2%

Alternatives	27.1%

Commodity	15.8%

Short-Term Investments		5.6%

Cash and Other Assets Less Liabilities		-5.0%

Top Holdings (as a % of Net Assets)

iShares Convertible Bond ETF	16.5%

iMGP DBi Managed Futures Strategy ETF	15.0%

NYLI Merger Arbitrage ETF	12.1%

Vanguard Short-Term Inflation-Protected Securities ETF	11.6%

JPMorgan Equity Premium Income ETF	9.3%

Invesco DB Precious Metals Fund	7.8%

iShares Core U.S. REIT ETF	7.2%

Vanguard Global ex-U.S. Real Estate ETF	6.8%

JPMorgan Nasdaq Equity Premium Income ETF	5.1%

Invesco DB Agriculture Fund	4.3%

Semi-Annual Shareholder Report - June 30, 2026	1	1290 VT Multi-Alternative Strategies Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A009 -K 157176_K Semi-Annual Shareholder Report - June 30, 2026	2	1290 VT Multi-Alternative Strategies Portfolio (Class K)

1290 VT CONVERTIBLE SECURITIES PORTFOLIO
(Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Convertible Securities Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$49	0.90%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$72,254,204

Number of Portfolio Holdings	339

Portfolio Turnover Rate	28%

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	41.7%

Health Care	9.2%

Utilities	9.1%

Consumer Discretionary	9.0%

Financials	7.8%

Industrials	7.7%

Communication Services	7.3%

Real Estate	3.1%

Energy	2.2%

Materials	1.7%

Consumer Staples	0.4%

Short-Term Investments	2.9%

Cash and Other Assets Less Liabilities	-2.1%

Top Holdings (as a % of Net Assets)

Western Digital Corp., 3.00%, 11/15/28	2.8%

Alphabet, Inc., 6.25%	2.3%

Alphabet, Inc., 6.25%	2.3%

Boeing Co. (The), 6.00%	1.9%

Lumentum Holdings, Inc., 0.38%, 3/15/32	1.5%

Alibaba Group Holding Ltd., 0.50%, 6/1/31	1.4%

Bloom Energy Corp., 0.00%, 11/15/30	1.1%

Wells Fargo & Co., 7.50%	1.1%

Oracle Corp., 6.50%	1.1%

Nebius Group NV, 1.25%, 3/15/31	1.1%

Semi-Annual Shareholder Report - June 30, 2026	1	1290 VT Convertible Securities Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A001-B 152501_B Semi -Annual Shareholder Report - June 30, 2026	2	1290 VT Convertible Securities Portfolio (Class IB)

1290 VT CONVERTIBLE SECURITIES PORTFOLIO
(Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Convertible Securities Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$36	0.65%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$72,254,204

Number of Portfolio Holdings	339

Portfolio Turnover Rate	28%

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	41.7%

Health Care	9.2%

Utilities	9.1%

Consumer Discretionary	9.0%

Financials	7.8%

Industrials	7.7%

Communication Services	7.3%

Real Estate	3.1%

Energy	2.2%

Materials	1.7%

Consumer Staples	0.4%

Short-Term Investments	2.9%

Cash and Other Assets Less Liabilities	-2.1%

Top Holdings (as a % of Net Assets)

Western Digital Corp., 3.00%, 11/15/28	2.8%

Alphabet, Inc., 6.25%	2.3%

Alphabet, Inc., 6.25%	2.3%

Boeing Co. (The), 6.00%	1.9%

Lumentum Holdings, Inc., 0.38%, 3/15/32	1.5%

Alibaba Group Holding Ltd., 0.50%, 6/1/31	1.4%

Bloom Energy Corp., 0.00%, 11/15/30	1.1%

Wells Fargo & Co., 7.50%	1.1%

Oracle Corp., 6.50%	1.1%

Nebius Group NV, 1.25%, 3/15/31	1.1%

Semi-Annual Shareholder Report - June 30, 2026	1	1290 VT Convertible Securities Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A001 -K 152501_K Semi-Annual Shareholder Report - June 30, 2026	2	1290 VT Convertible Securities Portfolio (Class K)

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT DoubleLine Opportunistic Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$43	0.87%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$514,582,432

Number of Portfolio Holdings	963

Portfolio Turnover Rate	35%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type (as a % of Net Assets)

Corporate Bonds	23.4%

Mortgage-Backed Securities	21.4%

U.S. Treasury Obligations	18.2%

Asset-Backed Securities	16.7%

Commercial Mortgage-Backed Securities	8.2%

Collateralized Mortgage Obligations	6.1%

Investment Companies	3.7%

Foreign Government Securities	1.0%

Common Stocks	0.0%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	0.4%

Semi-Annual Shareholder Report - June 30, 2026	1	1290 VT DoubleLine Opportunistic Bond Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A002-B 153115_B Semi-Annual Shareholder Report - June 30, 2026	2	1290 VT DoubleLine Opportunistic Bond Portfolio (Class IB)

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT DoubleLine Opportunistic Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$31	0.62%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$514,582,432

Number of Portfolio Holdings	963

Portfolio Turnover Rate	35%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type (as a % of Net Assets)

Corporate Bonds	23.4%

Mortgage-Backed Securities	21.4%

U.S. Treasury Obligations	18.2%

Asset-Backed Securities	16.7%

Commercial Mortgage-Backed Securities	8.2%

Collateralized Mortgage Obligations	6.1%

Investment Companies	3.7%

Foreign Government Securities	1.0%

Common Stocks	0.0%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	0.4%

Semi-Annual Shareholder Report - June 30, 2026	1	1290 VT DoubleLine Opportunistic Bond Portfolio (Class K)

Additional Information

For
additional
information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A002-K 153115_K Semi-Annual Shareholder Report - June 30, 2026	2	1290 VT DoubleLine Opportunistic Bond Portfolio (Class K)

1290 VT EQUITY INCOME PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Equity Income Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$50	0.95%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$449,981,644

Number of Portfolio Holdings	45

Portfolio Turnover Rate	16%

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	16.9%

Health Care	15.6%

Consumer Staples	11.1%

Utilities	11.0%

Energy	10.1%

Information Technology	8.6%

Industrials	7.9%

Real Estate	7.6%

Materials	6.7%

Communication Services	2.6%

Consumer Discretionary	1.5%

Cash and Other Assets Less Liabilities	0.4%

Top Holdings (as a % of Net Assets)

Merck & Co., Inc.	3.8%

Pinnacle West Capital Corp.	3.3%

Plains GP Holdings LP, Class A	3.3%

Hewlett Packard Enterprise Co.	3.3%

Humana, Inc.	3.2%

Air Products and Chemicals, Inc.	3.1%

JPMorgan Chase & Co.	3.1%

Xcel Energy, Inc.	2.9%

Chubb Ltd.	2.8%

Public Storage (REIT)	2.7%

Semi-Annual Shareholder Report - June 30, 2026	1	1290 VT Equity Income Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A003-B 146436_B Semi-Annual Shareholder Report - June 30, 2026	2	1290 VT Equity Income Portfolio (Class IB)

1290 VT EQUITY INCOME PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Equity Income Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$37	0.70%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$449,981,644

Number of Portfolio Holdings	45

Portfolio Turnover Rate	16%

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	16.9%

Health Care	15.6%

Consumer Staples	11.1%

Utilities	11.0%

Energy	10.1%

Information Technology	8.6%

Industrials	7.9%

Real Estate	7.6%

Materials	6.7%

Communication Services	2.6%

Consumer Discretionary	1.5%

Cash and Other Assets Less Liabilities	0.4%

Top Holdings (as a % of Net Assets)

Merck & Co., Inc.	3.8%

Pinnacle West Capital Corp.	3.3%

Plains GP Holdings LP, Class A	3.3%

Hewlett Packard Enterprise Co.	3.3%

Humana, Inc.	3.2%

Air Products and Chemicals, Inc.	3.1%

JPMorgan Chase & Co.	3.1%

Xcel Energy, Inc.	2.9%

Chubb Ltd.	2.8%

Public Storage (REIT)	2.7%

Semi-Annual Shareholder Report - June 30, 2026	1	1290 VT Equity Income Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A003 -K 146436_K Semi-Annual Shareholder Report - June 30, 2026	2	1290 VT Equity Income Portfolio (Class K)

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT GAMCO Mergers & Acquisitions Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$64	1.25%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$172,317,304

Number of Portfolio Holdings	185

Portfolio Turnover Rate	37%

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Communication Services	19.6%

Utilities	12.1%

Industrials	8.6%

Materials	6.6%

Consumer Discretionary	6.1%

Health Care	5.0%

Financials	4.4%

Information Technology	2.8%

Real Estate	1.6%

Energy	1.2%

Consumer Staples	0.6%

Short-Term Investments	31.6%

Cash and Other Assets Less Liabilities	-0.2%

Top Holdings (as a % of Net Assets)

Chart Industries, Inc.	3.4%

Telesat Corp.	3.0%

Atlanta Braves Holdings, Inc., Class A	3.0%

Southwest Gas Holdings, Inc.	2.9%

Madison Square Garden Sports Corp.	2.7%

National Fuel Gas Co.	2.4%

TXNM Energy, Inc.	2.4%

Vulcan Materials Co.	2.3%

Fox Corp., Class B	2.2%

Amcor plc	1.6%

Semi-Annual Shareholder Report - June 30, 2026	1	1290 VT GAMCO Mergers & Acquisitions Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio
holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A004-B 146447_B Semi-Annual Shareholder Report - June 30, 2026	2	1290 VT GAMCO Mergers & Acquisitions Portfolio (Class IB)

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT GAMCO Mergers & Acquisitions Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$51	1.00%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$172,317,304

Number of Portfolio Holdings	185

Portfolio Turnover Rate	37%

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Communication Services	19.6%

Utilities	12.1%

Industrials	8.6%

Materials	6.6%

Consumer Discretionary	6.1%

Health Care	5.0%

Financials	4.4%

Information Technology	2.8%

Real Estate	1.6%

Energy	1.2%

Consumer Staples	0.6%

Short-Term Investments	31.6%

Cash and Other Assets Less Liabilities	-0.2%

Top Holdings (as a % of Net Assets)

Chart Industries, Inc.	3.4%

Telesat Corp.	3.0%

Atlanta Braves Holdings, Inc., Class A	3.0%

Southwest Gas Holdings, Inc.	2.9%

Madison Square Garden Sports Corp.	2.7%

National Fuel Gas Co.	2.4%

TXNM Energy, Inc.	2.4%

Vulcan Materials Co.	2.3%

Fox Corp., Class B	2.2%

Amcor plc	1.6%

Semi-Annual Shareholder Report - June 30, 2026	1	1290 VT GAMCO Mergers & Acquisitions Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-
877
-222-2144,
or scan the adjacent QR code.

A004-K 146447_K Semi-Annual Shareholder Report - June 30, 2026	2	1290 VT GAMCO Mergers & Acquisitions Portfolio (Class K)

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT GAMCO Small Company Value Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$58	1.04%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$4,483,275,905

Number of Portfolio Holdings	376

Portfolio Turnover Rate	2%

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	46.8%

Consumer Discretionary	12.9%

Communication Services	10.4%

Materials	6.0%

Consumer Staples	4.9%

Utilities	4.4%

Information Technology	3.8%

Financials	2.7%

Real Estate	2.5%

Health Care	1.5%

Energy	1.4%

Short-Term Investments	1.8%

Cash and Other Assets Less Liabilities	0.9%

Top Holdings (as a % of Net Assets)

Mueller Industries, Inc.	2.7%

GATX Corp.	2.6%

Crane Co.	2.4%

Watts Water Technologies, Inc., Class A	1.9%

Rush Enterprises, Inc., Class B	1.8%

AMETEK, Inc.	1.7%

Oil-Dri Corp. of America	1.6%

Madison Square Garden Sports Corp.	1.6%

Penske Automotive Group, Inc.	1.6%

ATI, Inc.	1.6%

Semi-Annual Shareholder Report - June 30, 2026	1	1290 VT GAMCO Small Company Value Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A005-B 146448_B Semi-Annual Shareholder Report - June 30, 2026	2	1290 VT GAMCO Small Company Value Portfolio (Class IB)

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT GAMCO Small Company Value Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$44	0.79%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$4,483,275,905

Number of Portfolio Holdings	376

Portfolio Turnover Rate	2%

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	46.8%

Consumer Discretionary	12.9%

Communication Services	10.4%

Materials	6.0%

Consumer Staples	4.9%

Utilities	4.4%

Information Technology	3.8%

Financials	2.7%

Real Estate	2.5%

Health Care	1.5%

Energy	1.4%

Short-Term Investments	1.8%

Cash and Other Assets Less Liabilities	0.9%

Top Holdings (as a % of Net Assets)

Mueller Industries, Inc.	2.7%

GATX Corp.	2.6%

Crane Co.	2.4%

Watts Water Technologies, Inc., Class A	1.9%

Rush Enterprises, Inc., Class B	1.8%

AMETEK, Inc.	1.7%

Oil-Dri Corp. of America	1.6%

Madison Square Garden Sports Corp.	1.6%

Penske Automotive Group, Inc.	1.6%

ATI, Inc.	1.6%

Semi-Annual Shareholder Report - June 30, 2026	1	1290 VT GAMCO Small Company Value Portfolio (Class K)

Additional Information

For
additional
information
about
the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A005-K 146448_K Semi-Annual Shareholder Report - June 30, 2026	2	1290 VT GAMCO Small Company Value Portfolio (Class K)

1290 VT HIGH YIELD BOND PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT High Yield Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$50	1.00%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$417,955,277

Number of Portfolio Holdings	481

Portfolio Turnover Rate	20%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Sector (as a % of Net Assets)

Corporate Bonds		84.4%

Consumer Discretionary	14.5%

Industrials	13.8%

Financials	10.4%

Energy	9.6%

Materials	8.0%

Communication Services	8.0%

Information Technology	6.9%

Health Care	5.4%

Other	7.8%

Exchange Traded Funds		9.0%

Loan Participations		2.6%

Information Technology	1.3%

Financials	0.7%

Other	0.6%

Common Stocks		0.0	% #

Short-Term Investments		8.1%

Cash and Other Assets Less Liabilities		-4.1%

# Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2026	1	1290 VT High Yield Bond Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A006-B 148403_B Semi-Annual Shareholder Report - June 30, 2026	2	1290 VT High Yield Bond Portfolio (Class IB)

1290 VT HIGH YIELD BOND PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT High Yield Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$37	0.75%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$417,955,277

Number of Portfolio Holdings	481

Portfolio Turnover Rate	20%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Sector (as a % of Net Assets)

Corporate Bonds		84.4%

Consumer Discretionary	14.5%

Industrials	13.8%

Financials	10.4%

Energy	9.6%

Materials	8.0%

Communication Services	8.0%

Information Technology	6.9%

Health Care	5.4%

Other	7.8%

Exchange Traded Funds		9.0%

Loan Participations		2.6%

Information Technology	1.3%

Financials	0.7%

Other	0.6%

Common Stocks		0.0	% #

Short-Term Investments		8.1%

Cash and Other Assets Less Liabilities		-4.1%

# Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2026	1	1290 VT High Yield Bond Portfolio (Class K)

Additional Information

Fo
r additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A006-K 148403_K Semi-Annual Shareholder Report - June 30, 2026	2	1290 VT High Yield Bond Portfolio (Class K)

1290 VT MICRO CAP PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Micro Cap Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$66	1.15%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$220,189,311

Number of Portfolio Holdings	1,442

Portfolio Turnover Rate	48%

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Health Care	27.4%

Industrials	18.9%

Information Technology	17.0%

Financials	14.9%

Consumer Discretionary	8.7%

Communication Services	3.3%

Consumer Staples	2.9%

Energy	1.8%

Materials	1.7%

Real Estate	1.1%

Utilities	0.4%

Short-Term Investments	6.1%

Cash and Other Assets Less Liabilities	-4.2%

Top Holdings (as a % of Net Assets)

Cardinal Infrastructure Group, Inc., Class A	1.7%

Cogent Biosciences, Inc.	1.6%

Aehr Test Systems	1.5%

CECO Environmental Corp.	1.4%

Terawulf, Inc.	1.2%

Ouster, Inc.	1.2%

Adaptive Biotechnologies Corp.	1.2%

Lindblad Expeditions Holdings, Inc.	1.1%

Navan, Inc., Class A	1.1%

Mercury Systems, Inc.	1.1%

Semi-Annual Shareholder Report - June 30, 2026	1	1290 VT Micro Cap Portfolio (Class IB)

Additional Information

For additional
information
about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A007-B 153133_B Semi-Annual Shareholder Report - June 30, 2026	2	1290 VT Micro Cap Portfolio (Class IB)

1290 VT MICRO CAP PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Micro Cap Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$52	0.90%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$220,189,311

Number of Portfolio Holdings	1,442

Portfolio Turnover Rate	48%

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Health Care	27.4%

Industrials	18.9%

Information Technology	17.0%

Financials	14.9%

Consumer Discretionary	8.7%

Communication Services	3.3%

Consumer Staples	2.9%

Energy	1.8%

Materials	1.7%

Real Estate	1.1%

Utilities	0.4%

Short-Term Investments	6.1%

Cash and Other Assets Less Liabilities	-4.2%

Top Holdings (as a % of Net Assets)

Cardinal Infrastructure Group, Inc., Class A	1.7%

Cogent Biosciences, Inc.	1.6%

Aehr Test Systems	1.5%

CECO Environmental Corp.	1.4%

Terawulf, Inc.	1.2%

Ouster, Inc.	1.2%

Adaptive Biotechnologies Corp.	1.2%

Lindblad Expeditions Holdings, Inc.	1.1%

Navan, Inc., Class A	1.1%

Mercury Systems, Inc.	1.1%

Semi-Annual Shareholder Report - June 30, 2026	1	1290 VT Micro Cap Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A007 - K 153133_K Semi-Annual Shareholder Report - June 30, 2026	2	1290 VT Micro Cap Portfolio (Class K)

1290 VT NATURAL RESOURCES PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Natural Resources Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$47	0.90%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$44,473,452

Number of Portfolio Holdings	84

Portfolio Turnover Rate	9%

What did the Portfolio invest in?
(as of June 30, 2026)

Country Weightings (as a % of Net Assets)

United States	53.6%

Canada	15.4%

Australia	14.8%

France	4.0%

Japan	2.1%

Brazil	1.5%

South Africa	1.4%

Norway	1.2%

Italy	1.1%

Chile	0.9%

Other	4.0%

Sector & Industry Weightings (as a % of Net Assets)

Energy		57.7%

Integrated Oil & Gas	41.8%

Oil & Gas Exploration & Production	14.7%

Coal & Consumable Fuels	1.2%

Materials		40.1%

Diversified Metals & Mining	15.6%

Gold	12.2%

Steel	4.4%

Copper	3.7%

Fertilizers & Agricultural Chemicals	3.0%

Paper Products	0.5%

Aluminum	0.3%

Silver	0.2%

Forest Products	0.2%

Consumer Staples		1.4%

Agricultural Products & Services	1.4%

Short-Term Investments		1.1%

Cash and Other Assets Less Liabilities		-0.3%

Semi-Annual Shareholder Report - June 30, 2026	1	1290 VT Natural Resources Portfolio (Class IB)

Additional
Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A010-B 148388_B Semi-Annual Shareholder Report - June 30, 2026	2	1290 VT Natural Resources Portfolio (Class IB)

1290 VT NATURAL RESOURCES PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Natural Resources Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$34	0.65%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$44,473,452

Number of Portfolio Holdings	84

Portfolio Turnover Rate	9%

What did the Portfolio invest in?
(as of June 30, 2026)

Country Weightings (as a % of Net Assets)

United States	53.6%

Canada	15.4%

Australia	14.8%

France	4.0%

Japan	2.1%

Brazil	1.5%

South Africa	1.4%

Norway	1.2%

Italy	1.1%

Chile	0.9%

Other	4.0%

Sector & Industry Weightings (as a % of Net Assets)

Energy		57.7%

Integrated Oil & Gas	41.8%

Oil & Gas Exploration & Production	14.7%

Coal & Consumable Fuels	1.2%

Materials		40.1%

Diversified Metals & Mining	15.6%

Gold	12.2%

Steel	4.4%

Copper	3.7%

Fertilizers & Agricultural Chemicals	3.0%

Paper Products	0.5%

Aluminum	0.3%

Silver	0.2%

Forest Products	0.2%

Consumer Staples		1.4%

Agricultural Products & Services	1.4%

Short-Term Investments		1.1%

Cash and Other Assets Less Liabilities		-0.3%

Semi-Annual Shareholder Report - June 30, 2026	1	1290 VT Natural Resources Portfolio (Class K)

Additional Information

For additional information
about
the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call 1-877-222-2144, or scan the adjacent QR code.

A010-K 148388_K Semi- Annual Shareholder Report - June 30, 2026	2	1290 VT Natural Resources Portfolio (Class K)

1290 VT REAL ESTATE PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Real Estate Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$47	0.90%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$41,877,506

Number of Portfolio Holdings	356

Portfolio Turnover Rate	6%

What did the Portfolio invest in?
(as of June 30, 2026)

Industry Group and Sub-Industry Weightings (as a % of Net Assets)

Real Estate			97.7%

Retail REITs	16.6%

Industrial REITs	14.6%

Health Care REITs	14.4%

Data Center REITs	8.3%

Multi-Family Residential REITs	6.8%

Other	37.0%

Information Technology			0.4%

Internet Services & Infrastructure	0.4%

Health Care			0.3%

Health Care Facilities	0.3%

Consumer Discretionary			0.0	% #

Hotels, Resorts & Cruise Lines	0.0	% #

Top Holdings (as a % of Net Assets)

Welltower, Inc. (REIT)	7.8%

Prologis, Inc. (REIT)	6.1%

Equinix, Inc. (REIT)	5.0%

Simon Property Group, Inc. (REIT)	3.5%

Digital Realty Trust, Inc. (REIT)	3.1%

Realty Income Corp. (REIT)	2.8%

Public Storage (REIT)	2.4%

Goodman Group (REIT)	2.1%

Ventas, Inc. (REIT)	2.1%

Iron Mountain, Inc. (REIT)	1.8%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2026	1	1290 VT Real Estate portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A011-B 148389_B Semi-Annual Shareholder Report - June 30, 2026	2	1290 VT Real Estate Portfolio (Class IB)

1290 VT REAL ESTATE PORTFOLIO (Class K)

Semi-Annual Shareholder Rep
o
rt - June
30,
20
26
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Real Estate Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$34	0.65%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$41,877,506

Number of Portfolio Holdings	356

Portfolio Turnover Rate	6%

What did the Portfolio invest in?
(as of June 30, 2026)

Industry Group and Sub-Industry Weightings (as a % of Net Assets)

Real Estate			97.7%

Retail REITs	16.6%

Industrial REITs	14.6%

Health Care REITs	14.4%

Data Center REITs	8.3%

Multi-Family Residential REITs	6.8%

Other	37.0%

Information Technology			0.4%

Internet Services & Infrastructure	0.4%

Health Care			0.3%

Health Care Facilities	0.3%

Consumer Discretionary			0.0	% #

Hotels, Resorts & Cruise Lines	0.0	% #

Top Holdings (as a % of Net Assets)

Welltower, Inc. (REIT)	7.8%

Prologis, Inc. (REIT)	6.1%

Equinix, Inc. (REIT)	5.0%

Simon Property Group, Inc. (REIT)	3.5%

Digital Realty Trust, Inc. (REIT)	3.1%

Realty Income Corp. (REIT)	2.8%

Public Storage (REIT)	2.4%

Goodman Group (REIT)	2.1%

Ventas, Inc. (REIT)	2.1%

Iron Mountain, Inc. (REIT)	1.8%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2026	1	1290 VT Real Estate Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A011-K 148389_K Semi-Annual Shareholder Report - June 30, 2026	2	1290 VT Real Estate Portfolio (Class K)

1290 VT SMALL CAP VALUE PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 20
26
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Small Cap Value Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$63	1.15%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$471,667,280

Number of Portfolio Holdings	1,451

Portfolio Turnover Rate	24%

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	18.7%

Energy	18.0%

Industrials	15.9%

Real Estate	10.7%

Consumer Discretionary	9.8%

Health Care	5.7%

Utilities	5.4%

Information Technology	4.0%

Materials	3.4%

Communication Services	3.2%

Consumer Staples	2.9%

Short-Term Investments	3.7%

Cash and Other Assets Less Liabilities	-1.4%

Top Holdings (as a % of Net Assets)

Texas Pacific Land Corp.	10.2%

Landbridge Co. LLC, Class A	4.0%

Hawaiian Electric Industries, Inc.	2.8%

Penske Automotive Group, Inc.	2.1%

AutoNation, Inc.	2.1%

Miami International Holdings, Inc.	1.9%

Oshkosh Corp.	1.8%

Interparfums, Inc.	1.7%

WaterBridge Infrastructure LLC, Class A	1.5%

Civeo Corp.	1.3%

Semi-Annual Shareholder Report - June 30, 2026	1	1290 VT Small Cap Value Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A012-B 153132_B Semi-Annual Shareholder Report - June 30, 2026	2	1290 VT Small Cap Value Portfolio (Class IB)

1290 VT SMALL CAP VALUE PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Small Cap Value Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$49	0.90%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$471,667,280

Number of Portfolio Holdings	1,451

Portfolio Turnover Rate	24%

What did the Portfolio
invest
in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	18.7%

Energy	18.0%

Industrials	15.9%

Real Estate	10.7%

Consumer Discretionary	9.8%

Health Care	5.7%

Utilities	5.4%

Information Technology	4.0%

Materials	3.4%

Communication Services	3.2%

Consumer Staples	2.9%

Short-Term Investments	3.7%

Cash and Other Assets Less Liabilities	-1.4%

Top Holdings (as a % of Net Assets)

Texas Pacific Land Corp.	10.2%

Landbridge Co. LLC, Class A	4.0%

Hawaiian Electric Industries, Inc.	2.8%

Penske Automotive Group, Inc.	2.1%

AutoNation, Inc.	2.1%

Miami International Holdings, Inc.	1.9%

Oshkosh Corp.	1.8%

Interparfums, Inc.	1.7%

WaterBridge Infrastructure LLC, Class A	1.5%

Civeo Corp.	1.3%

Semi-Annual Shareholder Report - June 30, 2026	1	1290 VT Small Cap Value Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A012-K 153132_K Semi-Annual Shareholder Report - June 30, 2026	2	1290 VT Small Cap Value Portfolio (Class K)

1290 VT SMARTBETA EQUITY ESG PORTFOLIO
(Class IB)

Semi-Annual Shareholder Report - June 30, 20
26
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT SmartBeta Equity ESG Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$55	1.09%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$365,371,502

Number of Portfolio Holdings	307

Portfolio Turnover Rate	21%

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	24.3%

Financials	19.7%

Industrials	15.0%

Consumer Staples	9.0%

Consumer Discretionary	8.1%

Health Care	7.7%

Communication Services	6.3%

Utilities	3.7%

Materials	2.6%

Energy	1.7%

Real Estate	1.1%

Short-Term Investments	0.8%

Cash and Other Assets Less Liabilities	0.0	% #

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	4.5%

Apple, Inc.	4.3%

Alphabet, Inc., Class A	3.7%

Microsoft Corp.	2.9%

Amazon.com, Inc.	1.8%

Broadcom, Inc.	1.5%

Visa, Inc., Class A	1.2%

Costco Wholesale Corp.	1.1%

Johnson & Johnson	1.0%

Coca-Cola Co. (The)	0.9%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2026	1	1290 VT SmartBeta Equity ESG Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A013-B 152479_B Semi-Annual Shareholder Report - June 30, 2026	2	1290 VT SmartBeta Equity ESG Portfolio (Class IB)

1290 VT SMARTBETA EQUITY ESG PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT SmartBeta Equity ESG Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$43	0.84%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$365,371,502

Number of Portfolio Holdings	307

Portfolio Turnover Rate	21%

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	24.3%

Financials	19.7%

Industrials	15.0%

Consumer Staples	9.0%

Consumer Discretionary	8.1%

Health Care	7.7%

Communication Services	6.3%

Utilities	3.7%

Materials	2.6%

Energy	1.7%

Real Estate	1.1%

Short-Term Investments	0.8%

Cash and Other Assets Less Liabilities	0.0	% #

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	4.5%

Apple, Inc.	4.3%

Alphabet, Inc., Class A	3.7%

Microsoft Corp.	2.9%

Amazon.com, Inc.	1.8%

Broadcom, Inc.	1.5%

Visa, Inc., Class A	1.2%

Costco Wholesale Corp.	1.1%

Johnson & Johnson	1.0%

Coca-Cola Co. (The)	0.9%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2026	1	1290 VT SmartBeta Equity ESG Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A013-K 152479_K Semi-Annual Shareholder Report - June 30, 2026	2	1290 VT SmartBeta Equity ESG Portfolio (Class K)

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 20
26
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Socially Responsible Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$47	0.89%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$298,428,031

Number of Portfolio Holdings	403

Portfolio Turnover Rate	2%

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	41.3%

Communication Services	12.0%

Financials	10.4%

Industrials	9.2%

Consumer Discretionary	8.0%

Health Care	7.4%

Consumer Staples	4.0%

Real Estate	2.6%

Materials	2.3%

Energy	1.5%

Utilities	0.9%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	0.2%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	13.2%

Microsoft Corp.	7.5%

Alphabet, Inc., Class A	6.0%

Alphabet, Inc., Class C	4.7%

Tesla, Inc.	3.4%

Advanced Micro Devices, Inc.	2.7%

Intel Corp.	1.8%

Visa, Inc., Class A	1.7%

Applied Materials, Inc.	1.6%

Lam Research Corp.	1.6%

Semi-Annual Shareholder Report - June 30, 2026	1	1290 VT Socially Responsible Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A014-B 146437_B Semi-Annual Shareholder Report - June 30, 2026	2	1290 VT Socially Responsible Portfolio (Class IB)

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the ATM Large Cap Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$31	0.59%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$2,702,905,382

Number of Portfolio Holdings	509

Portfolio Turnover Rate	2%

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	34.2%

Financials	10.6%

Communication Services	8.7%

Consumer Discretionary	8.4%

Industrials	8.0%

Health Care	8.0%

Consumer Staples	4.1%

Energy	2.7%

Utilities	2.0%

Materials	1.7%

Real Estate	1.6%

Short-Term Investments	2.8%

Cash and Other Assets Less Liabilities	7.2%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.8%

Apple, Inc.	5.9%

Microsoft Corp.	3.9%

Amazon.com, Inc.	3.3%

Alphabet, Inc., Class A	2.9%

Broadcom, Inc.	2.5%

Alphabet, Inc., Class C	2.3%

Micron Technology, Inc.	1.8%

Meta Platforms, Inc., Class A	1.7%

Tesla, Inc.	1.7%

Semi-Annual Shareholder Report - June 30, 2026	1	ATM Large Cap Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A016-K 800063_K Semi-Annual Shareholder Report - June 30, 2026	2	ATM Large Cap Managed Volatility Portfolio (Class K)

ATM MID CAP MANAGED VOLATILITY PORTFOLIO
(Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the ATM Mid Cap Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$32	0.60%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$327,330,861

Number of Portfolio Holdings	408

Portfolio Turnover Rate	10%

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	23.7%

Information Technology	14.0%

Financials	13.3%

Consumer Discretionary	9.6%

Health Care	7.8%

Real Estate	6.0%

Materials	5.2%

Energy	3.9%

Consumer Staples	2.9%

Utilities	2.8%

Communication Services	1.3%

Exchange Traded Fund	0.2%

Short-Term Investments	6.6%

Cash and Other Assets Less Liabilities	2.7%

Semi-Annual Shareholder Report - June 30, 2026	1	ATM Mid Cap Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A017-K 800064_K Semi-Annual Shareholder Report - June 30, 2026	2	ATM Mid Cap Managed Volatility Portfolio (Class K)

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the ATM Small Cap Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$33	0.60%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,102,911,589

Number of Portfolio Holdings	2,015

Portfolio Turnover Rate	21%

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Health Care	18.2%

Financials	16.9%

Industrials	13.6%

Information Technology	13.1%

Consumer Discretionary	8.6%

Real Estate	5.3%

Energy	5.2%

Materials	3.9%

Utilities	2.4%

Communication Services	2.2%

Consumer Staples	1.8%

Short-Term Investments	7.3%

Cash and Other Assets Less Liabilities	1.5%

Semi-Annual Shareholder Report - June 30, 2026	1	ATM Small Cap Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A018-K 800065_K Semi-Annual Shareholder Report - June 30, 2026	2	ATM Small Cap Managed Volatility Portfolio (Class K)

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 20
26
EQ Advisors Trust
This semi-annual shareholder report contains important information about the ATM International Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$33	0.63%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,234,519,460

Number of Portfolio Holdings	689

Portfolio Turnover Rate	8%

What did the Portfolio invest in?
(as of June 30, 2026)

Country Weightings (as a % of Net Assets)

Japan	22.6%

United Kingdom	10.5%

Germany	8.3%

France	7.9%

United States	7.0%

Australia	6.9%

Switzerland	6.0%

Netherlands	5.8%

Spain	3.6%

Italy	3.2%

Other	13.8%

Sector Weightings (as a % of Net Assets)

Financials	23.9%

Industrials	18.1%

Information Technology	11.7%

Health Care	9.9%

Consumer Discretionary	7.9%

Consumer Staples	6.4%

Materials	5.7%

Utilities	3.7%

Communication Services	3.6%

Energy	3.2%

Real Estate	1.5%

Short-Term Investments	1.5%

Cash and Other Assets Less Liabilities	2.9%

Semi-Annual Shareholder Report - June 30, 2026	1	ATM International Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A015-K 800062_K Semi-Annual Shareholder Report - June 30, 2026	2	ATM International Managed Volatility Portfolio (Class K)

EQ/500 MANAGED VOLATILITY PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/500 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$42	0.80%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$8,098,637,840

Number of Portfolio Holdings	508

Portfolio Turnover Rate	1%

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	34.4%

Financials	10.6%

Communication Services	8.8%

Consumer Discretionary	8.4%

Industrials	8.1%

Health Care	8.0%

Consumer Staples	4.1%

Energy	2.7%

Utilities	2.0%

Materials	1.7%

Real Estate	1.7%

Short-Term Investments	3.0%

Cash and Other Assets Less Liabilities	6.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.8%

Apple, Inc.	6.0%

Microsoft Corp.	3.9%

Amazon.com, Inc.	3.3%

Alphabet, Inc., Class A	3.0%

Broadcom, Inc.	2.5%

Alphabet, Inc., Class C	2.4%

Micron Technology, Inc.	1.8%

Meta Platforms, Inc., Class A	1.7%

Tesla, Inc.	1.7%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/500 Managed Volatility Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A020-B 146428_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/500 Managed Volatility Portfolio (Class IB)

EQ/500 MANAGED VOLATILITY PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/500 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$29	0.55%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$8,098,637,840

Number of Portfolio Holdings	508

Portfolio Turnover Rate	1%

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	34.4%

Financials	10.6%

Communication Services	8.8%

Consumer Discretionary	8.4%

Industrials	8.1%

Health Care	8.0%

Consumer Staples	4.1%

Energy	2.7%

Utilities	2.0%

Materials	1.7%

Real Estate	1.7%

Short-Term Investments	3.0%

Cash and Other Assets Less Liabilities	6.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.8%

Apple, Inc.	6.0%

Microsoft Corp.	3.9%

Amazon.com, Inc.	3.3%

Alphabet, Inc., Class A	3.0%

Broadcom, Inc.	2.5%

Alphabet, Inc., Class C	2.4%

Micron Technology, Inc.	1.8%

Meta Platforms, Inc., Class A	1.7%

Tesla, Inc.	1.7%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/500 Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A020-K 146428_K Semi-Annual Shareholder Report - June 30, 2026	2	EQ/500 Managed Volatility Portfolio (Class K)

EQ/400 MANAGED VOLATILITY PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/400 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$46	0.85%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$836,667,720

Number of Portfolio Holdings	407

Portfolio Turnover Rate	7%

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	23.8%

Information Technology	14.0%

Financials	13.4%

Consumer Discretionary	9.7%

Health Care	7.9%

Real Estate	6.0%

Materials	5.2%

Energy	3.9%

Consumer Staples	2.9%

Utilities	2.8%

Communication Services	1.3%

Short-Term Investments	5.1%

Cash and Other Assets Less Liabilities	4.0%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/400 Managed Volatility Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A019-B 146427_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/400 Managed Volatility Portfolio (Class IB)

EQ/400 MANAGED VOLATILITY PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 20
26
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/400 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$32	0.60%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$836,667,720

Number of Portfolio Holdings	407

Portfolio Turnover Rate	7%

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	23.8%

Information Technology	14.0%

Financials	13.4%

Consumer Discretionary	9.7%

Health Care	7.9%

Real Estate	6.0%

Materials	5.2%

Energy	3.9%

Consumer Staples	2.9%

Utilities	2.8%

Communication Services	1.3%

Short-Term Investments	5.1%

Cash and Other Assets Less Liabilities	4.0%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/400 Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A019-K 146427_K Semi-Annual Shareholder Report - June 30, 2026	2	EQ/400 Managed Volatility Portfolio (Class K)

EQ/2000 MANAGED VOLATILITY PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/2000 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$46	0.83%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$3,809,802,331

Number of Portfolio Holdings	2,010

Portfolio Turnover Rate	20%

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Health Care	18.4%

Financials	16.9%

Industrials	13.7%

Information Technology	13.2%

Consumer Discretionary	8.6%

Real Estate	5.3%

Energy	5.3%

Materials	3.9%

Utilities	2.5%

Communication Services	2.2%

Consumer Staples	1.8%

Short-Term Investments	6.1%

Cash and Other Assets Less Liabilities	2.1%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/2000 Managed Volatility Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A021-B 146429_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/2000 Managed Volatility Portfolio (Class IB)

EQ/2000 MANAGED VOLATILITY PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/2000 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$32	0.58%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$3,809,802,331

Number of Portfolio Holdings	2,010

Portfolio Turnover Rate	20%

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Health Care	18.4%

Financials	16.9%

Industrials	13.7%

Information Technology	13.2%

Consumer Discretionary	8.6%

Real Estate	5.3%

Energy	5.3%

Materials	3.9%

Utilities	2.5%

Communication Services	2.2%

Consumer Staples	1.8%

Short-Term Investments	6.1%

Cash and Other Assets Less Liabilities	2.1%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/2000 Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A021-K 146429_K Semi-Annual Shareholder Report - June 30, 2026	2	EQ/2000 Managed Volatility Portfolio (Class K)

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 20
26
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/International Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$45	0.86%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,907,391,921

Number of Portfolio Holdings	690

Portfolio Turnover Rate	8%

What did the Portfolio invest in?
(as of June 30, 2026)

Country Weightings (as a % of Net Assets)

Japan	23.0%

United Kingdom	10.7%

Germany	8.4%

France	8.0%

United States	7.1%

Australia	7.0%

Switzerland	6.1%

Netherlands	5.9%

Spain	3.7%

Italy	3.2%

Other	13.9%

Sector Weightings (as a % of Net Assets)

Financials	24.3%

Industrials	18.4%

Information Technology	11.8%

Health Care	10.1%

Consumer Discretionary	7.9%

Consumer Staples	6.5%

Materials	5.8%

Utilities	3.8%

Communication Services	3.7%

Energy	3.2%

Real Estate	1.5%

Short-Term Investments	1.7%

Cash and Other Assets Less Liabilities	1.3%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/International Managed Volatility Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A059-B 146430_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/International Managed Volatility Portfolio (Class IB)

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/International Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$32	0.61%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,907,391,921

Number of Portfolio Holdings	690

Portfolio Turnover Rate	8%

What did the Portfolio invest in?
(as of June 30, 2026)

Country Weightings (as a % of Net Assets)

Japan	23.0%

United Kingdom	10.7%

Germany	8.4%

France	8.0%

United States	7.1%

Australia	7.0%

Switzerland	6.1%

Netherlands	5.9%

Spain	3.7%

Italy	3.2%

Other	13.9%

Sector Weightings (as a % of Net Assets)

Financials	24.3%

Industrials	18.4%

Information Technology	11.8%

Health Care	10.1%

Consumer Discretionary	7.9%

Consumer Staples	6.5%

Materials	5.8%

Utilities	3.8%

Communication Services	3.7%

Energy	3.2%

Real Estate	1.5%

Short-Term Investments	1.7%

Cash and Other Assets Less Liabilities	1.3%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/International Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A059-K 146430_K Semi-Annual Shareholder Report - June 30, 2026	2	EQ/International Managed Volatility Portfolio (Class K)

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/AB Dynamic Aggressive Growth Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.11%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,156,392,355

Number of Portfolio Holdings	1,285

Portfolio Turnover Rate	3%

What did the Portfolio invest in? (as of June 30, 2026)

Security Type & Sector (as a % of Net Assets)

Common Stocks		56.1%

Information Technology	16.5%

Financials	9.1%

Industrials	6.9%

Health Care	5.3%

Consumer Discretionary	5.0%

Communication Services	4.3%

Consumer Staples	3.0%

Materials	1.8%

Energy	1.7%

Utilities	1.5%

Real Estate	1.0%

U.S. Treasury Obligations		12.6%

Exchange Traded Funds		4.5%

Rights		0.0	% #

Short-Term Investments		27.0%

Cash and Other Assets Less Liabilities		-0.2%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/AB Dynamic Aggressive Growth Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A022-B 157174_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/AB Dynamic Aggressive Growth Portfolio (Class IB)

EQ/AB DYNAMIC GROWTH PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/AB Dynamic Growth Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$59	1.14%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,075,722,532

Number of Portfolio Holdings	1,283

Portfolio Turnover Rate	6%

What did the Portfolio invest in? (as of June 30, 2026)

Security Type & Sector (as a % of Net Assets)

Common Stocks		68.4%

Information Technology	20.1%

Financials	11.1%

Industrials	8.4%

Health Care	6.4%

Consumer Discretionary	6.1%

Communication Services	5.3%

Consumer Staples	3.6%

Materials	2.2%

Energy	2.1%

Utilities	1.9%

Real Estate	1.2%

U.S. Treasury Obligations		25.0%

Exchange Traded Funds		4.1%

U.S. Government Agency Securities		1.7%

Rights		0.0	% #

Short-Term Investments		1.7%

Cash and Other Assets Less Liabilities		-0.9%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/AB Dynamic Growth Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A023-B 153118_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/AB Dynamic Growth Portfolio (Class IB)

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/AB Dynamic Moderate Growth Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$58	1.13%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,515,378,131

Number of Portfolio Holdings	1,298

Portfolio Turnover Rate	10%

What did the Portfolio invest in? (as of June 30, 2026)

Security Type & Sector (as a % of Net Assets)

Common Stocks		53.0%

Information Technology	15.2%

Financials	8.8%

Industrials	6.6%

Health Care	5.0%

Consumer Discretionary	4.7%

Communication Services	4.0%

Consumer Staples	2.8%

Materials	1.8%

Energy	1.7%

Utilities	1.5%

Real Estate	0.9%

U.S. Treasury Obligations		38.7%

Exchange Traded Funds		4.1%

U.S. Government Agency Securities		2.5%

Rights		0.0	% #

Short-Term Investments		2.8%

Cash and Other Assets Less Liabilities		-1.1%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/AB Dynamic Moderate Growth Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A024-B 146975_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/AB Dynamic Moderate Growth Portfolio (Class IB)

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/AB Short Duration Government Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$38	0.77%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$847,565,379

Number of Portfolio Holdings	261

Portfolio Turnover Rate	40%

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	32.0%

U.S. Government Agency Securities	28.8%

Corporate Bonds	9.3%

Asset-Backed Securities	4.8%

Collateralized Mortgage Obligations	4.2%

Commercial Mortgage-Backed Securities	0.4%

Municipal Bonds	0.0	% #

Short-Term Investments	19.5%

Cash and Other Assets Less Liabilities	1.0%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/AB Short Duration Government Bond Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A025-B 150083_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/AB Short Duration Government Bond Portfolio (Class IB)

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/AB Short Duration Government Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$26	0.52%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$847,565,379

Number of Portfolio Holdings	261

Portfolio Turnover Rate	40%

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	32.0%

U.S. Government Agency Securities	28.8%

Corporate Bonds	9.3%

Asset-Backed Securities	4.8%

Collateralized Mortgage Obligations	4.2%

Commercial Mortgage-Backed Securities	0.4%

Municipal Bonds	0.0	% #

Short-Term Investments	19.5%

Cash and Other Assets Less Liabilities	1.0%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/AB Short Duration Government Bond Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A025-K 150083_K Semi-Annual Shareholder Report - June 30, 2026	2	EQ/AB Short Duration Government Bond Portfolio (Class K)

EQ/AB SMALL CAP GROWTH PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/AB Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$50	0.91%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$2,250,780,294

Number of Portfolio Holdings	2,026

Portfolio Turnover Rate	45%

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	21.3%

Health Care	21.1%

Information Technology	19.7%

Financials	12.8%

Consumer Discretionary	9.5%

Energy	4.3%

Materials	3.1%

Real Estate	2.9%

Communication Services	1.7%

Consumer Staples	1.5%

Utilities	1.3%

Short-Term Investments	2.8%

Cash and Other Assets Less Liabilities	-2.0%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/AB Small Cap Growth Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A026-B 146432_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/AB Small Cap Growth Portfolio (Class IB)

EQ/AB SMALL CAP GROWTH PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/AB Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$36	0.66%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$2,250,780,294

Number of Portfolio Holdings	2,026

Portfolio Turnover Rate	45%

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	21.3%

Health Care	21.1%

Information Technology	19.7%

Financials	12.8%

Consumer Discretionary	9.5%

Energy	4.3%

Materials	3.1%

Real Estate	2.9%

Communication Services	1.7%

Consumer Staples	1.5%

Utilities	1.3%

Short-Term Investments	2.8%

Cash and Other Assets Less Liabilities	-2.0%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/AB Small Cap Growth Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A026-K 146432_K Semi-Annual Shareholder Report - June 30, 2026	2	EQ/AB Small Cap Growth Portfolio (Class K)

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/American Century Mid Cap Value Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$52	1.00%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$668,843,012

Number of Portfolio Holdings	135

Portfolio Turnover Rate	39%

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	17.1%

Industrials	16.1%

Health Care	15.0%

Utilities	9.7%

Information Technology	9.2%

Real Estate	7.9%

Energy	7.0%

Consumer Staples	6.0%

Materials	4.3%

Consumer Discretionary	4.3%

Communication Services	0.6%

Short-Term Investments	2.1%

Cash and Other Assets Less Liabilities	0.7%

Top Holdings (as a % of Net Assets)

Kimberly-Clark Corp.	2.2%

Commerce Bancshares, Inc.	2.0%

Zimmer Biomet Holdings, Inc.	2.0%

Henry Schein, Inc.	2.0%

Labcorp Holdings, Inc.	1.8%

Evergy, Inc.	1.6%

Packaging Corp. of America	1.6%

Xcel Energy, Inc.	1.6%

Becton Dickinson & Co.	1.6%

Enterprise Products Partners LP	1.6%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/American Century Mid Cap Value Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A031-B 158940_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/American Century Mid Cap Value Portfolio (Class IB)

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/American Century Mid Cap Value Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$39	0.75%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$668,843,012

Number of Portfolio Holdings	135

Portfolio Turnover Rate	39%

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	17.1%

Industrials	16.1%

Health Care	15.0%

Utilities	9.7%

Information Technology	9.2%

Real Estate	7.9%

Energy	7.0%

Consumer Staples	6.0%

Materials	4.3%

Consumer Discretionary	4.3%

Communication Services	0.6%

Short-Term Investments	2.1%

Cash and Other Assets Less Liabilities	0.7%

Top Holdings (as a % of Net Assets)

Kimberly-Clark Corp.	2.2%

Commerce Bancshares, Inc.	2.0%

Zimmer Biomet Holdings, Inc.	2.0%

Henry Schein, Inc.	2.0%

Labcorp Holdings, Inc.	1.8%

Evergy, Inc.	1.6%

Packaging Corp. of America	1.6%

Xcel Energy, Inc.	1.6%

Becton Dickinson & Co.	1.6%

Enterprise Products Partners LP	1.6%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/American Century Mid Cap Value Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A031-K 158940_K Semi-Annual Shareholder Report - June 30, 2026	2	EQ/American Century Mid Cap Value Portfolio (Class K)

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/American Century Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.11%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$209,735,171

Number of Portfolio Holdings	9

Portfolio Turnover Rate	49%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.6%

Equity	65.1%

Fixed Income	34.5%

Short-Term Investments		2.2%

Cash and Other Assets Less Liabilities		-1.8%

Top Holdings (as a % of Net Assets)

Vanguard Intermediate-Term Corporate Bond ETF	34.5%

iShares Core MSCI EAFE ETF	15.6%

State Street SPDR Portfolio S&P 500 ETF	14.4%

Vanguard S&P 500 ETF	14.4%

iShares Core S&P 500 ETF	14.4%

iShares Core S&P Mid-Cap ETF	3.8%

iShares Russell 2000 ETF	2.5%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/American Century Moderate Growth Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A032-B 159932_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/American Century Moderate Growth Allocation Portfolio (Class IB)

EQ/CAPITAL GROUP RESEARCH PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Capital Group Research Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$50	0.95%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$779,607,256

Number of Portfolio Holdings	68

Portfolio Turnover Rate	9%

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	35.7%

Financials	12.7%

Industrials	10.6%

Consumer Discretionary	9.2%

Communication Services	9.0%

Health Care	6.7%

Consumer Staples	5.1%

Utilities	3.2%

Energy	2.7%

Real Estate	2.1%

Materials	1.7%

Cash and Other Assets Less Liabilities	1.3%

Top Holdings (as a % of Net Assets)

Broadcom, Inc.	6.8%

Micron Technology, Inc.	6.6%

KLA Corp.	5.3%

Alphabet, Inc., Class C	4.8%

NVIDIA Corp.	4.3%

Meta Platforms, Inc., Class A	3.5%

Amazon.com, Inc.	3.4%

Microsoft Corp.	3.2%

Philip Morris International, Inc.	2.9%

Apple, Inc.	2.7%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Capital Group Research Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A034-B 146439_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Capital Group Research Portfolio (Class IB)

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/ClearBridge Large Cap Growth ESG Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$50	1.00%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$438,166,106

Number of Portfolio Holdings	41

Portfolio Turnover Rate	14%

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	44.9%

Communication Services	16.0%

Consumer Discretionary	9.9%

Industrials	9.2%

Health Care	8.2%

Financials	5.3%

Materials	3.3%

Consumer Staples	1.4%

Short-Term Investments	0.4%

Cash and Other Assets Less Liabilities	1.4%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	14.0%

Alphabet, Inc., Class A	7.1%

Apple, Inc.	6.7%

Meta Platforms, Inc., Class A	5.2%

Amazon.com, Inc.	4.6%

Visa, Inc., Class A	4.3%

Palo Alto Networks, Inc.	3.7%

ASML Holding NV (Registered) (ADR)	3.6%

Netflix, Inc.	3.1%

Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	2.9%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/ClearBridge Large Cap Growth ESG Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A035-B 146477_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/ClearBridge Large Cap Growth ESG Portfolio (Class IB)

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/ClearBridge Large Cap Growth ESG Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$38	0.75%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$438,166,106

Number of Portfolio Holdings	41

Portfolio Turnover Rate	14%

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	44.9%

Communication Services	16.0%

Consumer Discretionary	9.9%

Industrials	9.2%

Health Care	8.2%

Financials	5.3%

Materials	3.3%

Consumer Staples	1.4%

Short-Term Investments	0.4%

Cash and Other Assets Less Liabilities	1.4%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	14.0%

Alphabet, Inc., Class A	7.1%

Apple, Inc.	6.7%

Meta Platforms, Inc., Class A	5.2%

Amazon.com, Inc.	4.6%

Visa, Inc., Class A	4.3%

Palo Alto Networks, Inc.	3.7%

ASML Holding NV (Registered) (ADR)	3.6%

Netflix, Inc.	3.1%

Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	2.9%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Clearbridge Large Cap Growth ESG Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A035-K 146477_K Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Clearbridge Large Cap Growth ESG Portfolio (Class K)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/ClearBridge Select Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$54	1.05%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$648,074,730

Number of Portfolio Holdings	552

Portfolio Turnover Rate	11%

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	33.4%

Industrials	11.1%

Health Care	8.7%

Consumer Discretionary	7.4%

Communication Services	7.4%

Financials	7.3%

Consumer Staples	5.4%

Energy	3.6%

Materials	1.9%

Real Estate	1.7%

Utilities	1.0%

Short-Term Investments	10.3%

Cash and Other Assets Less Liabilities	0.8%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.7%

Apple, Inc.	5.3%

Microsoft Corp.	3.8%

Alphabet, Inc., Class A	2.3%

Lam Research Corp.	2.3%

Amazon.com, Inc.	1.5%

Vertiv Holdings Co., Class A	1.3%

Comfort Systems USA, Inc.	1.3%

Performance Food Group Co.	1.3%

L3Harris Technologies, Inc.	1.1%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A036-B 146468_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class IB)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/ClearBridge Select Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$41	0.80%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$648,074,730

Number of Portfolio Holdings	552

Portfolio Turnover Rate	11%

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	33.4%

Industrials	11.1%

Health Care	8.7%

Consumer Discretionary	7.4%

Communication Services	7.4%

Financials	7.3%

Consumer Staples	5.4%

Energy	3.6%

Materials	1.9%

Real Estate	1.7%

Utilities	1.0%

Short-Term Investments	10.3%

Cash and Other Assets Less Liabilities	0.8%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.7%

Apple, Inc.	5.3%

Microsoft Corp.	3.8%

Alphabet, Inc., Class A	2.3%

Lam Research Corp.	2.3%

Amazon.com, Inc.	1.5%

Vertiv Holdings Co., Class A	1.3%

Comfort Systems USA, Inc.	1.3%

Performance Food Group Co.	1.3%

L3Harris Technologies, Inc.	1.1%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A036-K 146468_K Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class K)

EQ/COMMON STOCK INDEX PORTFOLIO (Class IA)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Common Stock Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$35	0.67%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$8,354,145,571

Number of Portfolio Holdings	1,536

Portfolio Turnover Rate	2%

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	34.7%

Financials	12.1%

Industrials	10.3%

Health Care	9.5%

Consumer Discretionary	9.4%

Communication Services	9.1%

Consumer Staples	4.3%

Energy	3.1%

Real Estate	2.2%

Utilities	2.2%

Materials	2.2%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	0.3%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.4%

Apple, Inc.	5.7%

Microsoft Corp.	3.8%

Amazon.com, Inc.	3.2%

Alphabet, Inc., Class A	2.9%

Broadcom, Inc.	2.4%

Alphabet, Inc., Class C	2.3%

Micron Technology, Inc.	1.8%

Meta Platforms, Inc., Class A	1.7%

Tesla, Inc.	1.7%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Common Stock Index Portfolio (Class IA)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A037-A 146440_A Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Common Stock Index Portfolio (Class IA)

EQ/COMMON STOCK INDEX PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Common Stock Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$35	0.67%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$8,354,145,571

Number of Portfolio Holdings	1,536

Portfolio Turnover Rate	2%

What did the Portfolio invest in?
(as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	34.7%

Financials	12.1%

Industrials	10.3%

Health Care	9.5%

Consumer Discretionary	9.4%

Communication Services	9.1%

Consumer Staples	4.3%

Energy	3.1%

Real Estate	2.2%

Utilities	2.2%

Materials	2.2%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	0.3%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.4%

Apple, Inc.	5.7%

Microsoft Corp.	3.8%

Amazon.com, Inc.	3.2%

Alphabet, Inc., Class A	2.9%

Broadcom, Inc.	2.4%

Alphabet, Inc., Class C	2.3%

Micron Technology, Inc.	1.8%

Meta Platforms, Inc., Class A	1.7%

Tesla, Inc.	1.7%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Common Stock Index Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A037-B 146440_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Common Stock Index Portfolio (Class IB)

EQ/CORE BOND INDEX PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Core Bond Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$31	0.61%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$4,942,113,101

Number of Portfolio Holdings	2,790

Portfolio Turnover Rate	11%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	54.3%

Corporate Bonds	29.9%

Exchange Traded Funds	8.1%

Supranational	2.4%

Foreign Government Securities	2.2%

U.S. Government Agency Securities	1.1%

Municipal Bonds	0.1%

Asset-Backed Securities	0.1%

Preferred Stocks	0.0	% #

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	1.7%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Core Bond Index Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A042-B 146441_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Core Bond Index Portfolio (Class IB)

EQ/CORE BOND INDEX PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Core Bond Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$18	0.36%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$4,942,113,101

Number of Portfolio Holdings	2,790

Portfolio Turnover Rate	11%

What did the Portfolio invest in?
(as of June 30, 2026)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	54.3%

Corporate Bonds	29.9%

Exchange Traded Funds	8.1%

Supranational	2.4%

Foreign Government Securities	2.2%

U.S. Government Agency Securities	1.1%

Municipal Bonds	0.1%

Asset-Backed Securities	0.1%

Preferred Stocks	0.0	% #

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	1.7%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Core Bond Index Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A042-K 146441_K Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Core Bond Index Portfolio (Class K)

EQ/CORE PLUS BOND PORTFOLIO (Class IA)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Core Plus Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$47	0.93%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$752,149,015

Number of Portfolio Holdings	937

Portfolio Turnover Rate	85%

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

Corporate Bonds	26.8%

U.S. Treasury Obligations	20.5%

Foreign Government Securities	14.7%

Asset-Backed Securities	11.8%

Mortgage-Backed Securities	10.7%

Commercial Mortgage-Backed Securities	5.2%

Collateralized Mortgage Obligations	3.7%

Convertible Bonds	0.1%

Short-Term Investments	3.2%

Cash and Other Assets Less Liabilities	3.3%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Core Plus Bond Portfolio (Class IA)

Additional
Information

For additional information about
the
Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A043-A 146413_A Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Core Plus Bond Portfolio (Class IA)

EQ/CORE PLUS BOND PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Core Plus Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$47	0.93%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$752,149,015

Number of Portfolio Holdings	937

Portfolio Turnover Rate	85%

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

Corporate Bonds	26.8%

U.S. Treasury Obligations	20.5%

Foreign Government Securities	14.7%

Asset-Backed Securities	11.8%

Mortgage-Backed Securities	10.7%

Commercial Mortgage-Backed Securities	5.2%

Collateralized Mortgage Obligations	3.7%

Convertible Bonds	0.1%

Short-Term Investments	3.2%

Cash and Other Assets Less Liabilities	3.3%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Core Plus Bond Portfolio (Class IB)

Additional Information

For additional
information
about the
Portfolio
, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A043-B 146413_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Core Plus Bond Portfolio (Class IB)

EQ/CORE PLUS BOND PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Core Plus Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$34	0.68%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$752,149,015

Number of Portfolio Holdings	937

Portfolio Turnover Rate	85%

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

Corporate Bonds	26.8%

U.S. Treasury Obligations	20.5%

Foreign Government Securities	14.7%

Asset-Backed Securities	11.8%

Mortgage-Backed Securities	10.7%

Commercial Mortgage-Backed Securities	5.2%

Collateralized Mortgage Obligations	3.7%

Convertible Bonds	0.1%

Short-Term Investments	3.2%

Cash and Other Assets Less Liabilities	3.3%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Core Plus Bond Portfolio (Class K)

Additional Information

For additional information about the
Portfolio
, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A043-K 146413_K Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Core Plus Bond Portfolio (Class K)

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Emerging Markets Equity PLUS Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$67	1.20%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$149,348,007

Number of Portfolio Holdings	887

Portfolio Turnover Rate	7%

What did the Portfolio invest in? (as of June 30, 2026)

Country Weightings (as a % of Net Assets)

Taiwan	28.7%

South Korea	19.5%

China	19.5%

India	9.0%

Brazil	5.0%

South Africa	2.6%

Mexico	1.7%

Saudi Arabia	1.6%

Colombia	1.5%

Thailand	1.4%

Other	7.3%

Sector Weightings (as a % of Net Assets)

Information Technology	43.0%

Financials	19.5%

Consumer Discretionary	7.0%

Industrials	6.3%

Communication Services	5.7%

Materials	5.3%

Consumer Staples	3.6%

Energy	3.0%

Health Care	2.1%

Utilities	1.3%

Real Estate	1.0%

Short-Term Investments	2.1%

Cash and Other Assets Less Liabilities	0.1%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Emerging Markets Equity Plus Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements
, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A044-B 148386_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Emerging Markets Equity Plus Portfolio (Class IB)

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Emerging Markets Equity PLUS Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$53	0.95%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$149,348,007

Number of Portfolio Holdings	887

Portfolio Turnover Rate	7%

What did the Portfolio invest in? (as of June 30, 2026)

Country Weightings (as a % of Net Assets)

Taiwan	28.7%

South Korea	19.5%

China	19.5%

India	9.0%

Brazil	5.0%

South Africa	2.6%

Mexico	1.7%

Saudi Arabia	1.6%

Colombia	1.5%

Thailand	1.4%

Other	7.3%

Sector Weightings (as a % of Net Assets)

Information Technology	43.0%

Financials	19.5%

Consumer Discretionary	7.0%

Industrials	6.3%

Communication Services	5.7%

Materials	5.3%

Consumer Staples	3.6%

Energy	3.0%

Health Care	2.1%

Utilities	1.3%

Real Estate	1.0%

Short-Term Investments	2.1%

Cash and Other Assets Less Liabilities	0.1%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Emerging Markets Equity Plus Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://
equitable
-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A044-K 148386_K Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Emerging Markets Equity Plus Portfolio (Class K)

EQ/EQUITY 500 INDEX PORTFOLIO (Class IA)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Equity 500 Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$28	0.53%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$13,311,082,519

Number of Portfolio Holdings	508

Portfolio Turnover Rate	1%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	37.7%

Financials	11.7%

Communication Services	9.6%

Consumer Discretionary	9.2%

Industrials	8.8%

Health Care	8.8%

Consumer Staples	4.5%

Energy	3.0%

Utilities	2.2%

Materials	1.8%

Real Estate	1.8%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.8%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.5%

Apple, Inc.	6.5%

Microsoft Corp.	4.3%

Amazon.com, Inc.	3.6%

Alphabet, Inc., Class A	3.2%

Broadcom, Inc.	2.8%

Alphabet, Inc., Class C	2.6%

Micron Technology, Inc.	2.0%

Meta Platforms, Inc., Class A	1.9%

Tesla, Inc.	1.8%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Equity 500 Index Portfolio (Class IA)

Additional Information

For
additional
information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A045-A 146443_A Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Equity 500 Index Portfolio (Class IA)

EQ/EQUITY 500 INDEX PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Equity 500 Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$28	0.53%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$13,311,082,519

Number of Portfolio Holdings	508

Portfolio Turnover Rate	1%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	37.7%

Financials	11.7%

Communication Services	9.6%

Consumer Discretionary	9.2%

Industrials	8.8%

Health Care	8.8%

Consumer Staples	4.5%

Energy	3.0%

Utilities	2.2%

Materials	1.8%

Real Estate	1.8%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.8%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.5%

Apple, Inc.	6.5%

Microsoft Corp.	4.3%

Amazon.com, Inc.	3.6%

Alphabet, Inc., Class A	3.2%

Broadcom, Inc.	2.8%

Alphabet, Inc., Class C	2.6%

Micron Technology, Inc.	2.0%

Meta Platforms, Inc., Class A	1.9%

Tesla, Inc.	1.8%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Equity 500 Index Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan
the
adjacent QR code.

A045-B 146443_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Equity 500 Index Portfolio (Class IB)

EQ/EQUITY 500 INDEX PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30,
2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Equity 500 Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$15	0.28%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$13,311,082,519

Number of Portfolio Holdings	508

Portfolio Turnover Rate	1%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	37.7%

Financials	11.7%

Communication Services	9.6%

Consumer Discretionary	9.2%

Industrials	8.8%

Health Care	8.8%

Consumer Staples	4.5%

Energy	3.0%

Utilities	2.2%

Materials	1.8%

Real Estate	1.8%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.8%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.5%

Apple, Inc.	6.5%

Microsoft Corp.	4.3%

Amazon.com, Inc.	3.6%

Alphabet, Inc., Class A	3.2%

Broadcom, Inc.	2.8%

Alphabet, Inc., Class C	2.6%

Micron Technology, Inc.	2.0%

Meta Platforms, Inc., Class A	1.9%

Tesla, Inc.	1.8%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Equity 500 Index Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A045-K 146443_K Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Equity 500 Index Portfolio (Class K)

EQ/FIDELITY INSTITUTIONAL AM
®
LARGE CAP PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Fidelity Institutional AM
®
 Large Cap Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$46	0.87%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,639,039,062

Number of Portfolio Holdings	319

Portfolio Turnover Rate	26%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	37.7%

Financials	11.4%

Communication Services	9.9%

Consumer Discretionary	9.4%

Industrials	9.1%

Health Care	8.8%

Consumer Staples	4.4%

Energy	2.9%

Utilities	2.0%

Materials	1.8%

Real Estate	1.8%

Exchange Traded Fund	0.2%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	8.4%

Apple, Inc.	6.3%

Alphabet, Inc., Class C	5.5%

Amazon.com, Inc.	4.0%

Microsoft Corp.	3.8%

Broadcom, Inc.	2.7%

Micron Technology, Inc.	2.4%

Meta Platforms, Inc., Class A	1.8%

Eli Lilly & Co.	1.8%

Tesla, Inc.	1.8%

Semi- Annual Shareholder Report - June 30, 2026	1	EQ/Fidelity Institutional AM ® Large Cap Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-
222
-2144,
or scan the adjacent QR code.

A046-B 158941_B
Semi- Annual Shareholder Report - June 30, 2026	2	EQ/Fidelity Institutional AM ® Large Cap Portfolio (Class IB)

EQ/FIDELITY INSTITUTIONAL AM
®
LARGE CAP PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Fidelity Institutional AM
®
Large Cap Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$33	0.62%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,639,039,062

Number of Portfolio Holdings	319

Portfolio Turnover Rate	26%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	37.7%

Financials	11.4%

Communication Services	9.9%

Consumer Discretionary	9.4%

Industrials	9.1%

Health Care	8.8%

Consumer Staples	4.4%

Energy	2.9%

Utilities	2.0%

Materials	1.8%

Real Estate	1.8%

Exchange Traded Fund	0.2%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	8.4%

Apple, Inc.	6.3%

Alphabet, Inc., Class C	5.5%

Amazon.com, Inc.	4.0%

Microsoft Corp.	3.8%

Broadcom, Inc.	2.7%

Micron Technology, Inc.	2.4%

Meta Platforms, Inc., Class A	1.8%

Eli Lilly & Co.	1.8%

Tesla, Inc.	1.8%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Fidelity Institutional AM ® Large Cap Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A046-K 158941_K Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Fidelity Institutional AM ® Large Cap Portfolio (Class K)

EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/JPMorgan Hedged Equity and Premium Income Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$41	0.81%

* Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2026)

Net Assets	$384,847,091

Number of Portfolio Holdings	11

Portfolio Turnover Rate	2%

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

Exchange Traded Funds	50.7%

Investment Companies	49.2%

Short-Term Investments	25.7%

Cash and Other Assets Less Liabilities	-25.6%

Top Holdings (as a % of Net Assets)

JPMorgan Equity Premium Income ETF	30.3%

JPMorgan Nasdaq Equity Premium Income ETF	20.4%

JPMorgan Hedged Equity 2 Fund	16.9%

JPMorgan Hedged Equity 3 Fund	16.5%

JPMorgan Hedged Equity Fund	15.8%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/JPMorgan Hedged Equity and Premium Income Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

“J.P. Morgan” and “JPMorgan” are registered trademarks of J.P. Morgan Chase Bank, NA (“JPMC”) and have been licensed for use by Equitable Investment Management Group, LLC. EQ/JPMorgan Hedged Equity and Premium Income Portfolio is not sponsored, endorsed, or promoted by
JPMC and JPMC makes no representation regarding the advisability of investing in EQ/JPMorgan Hedged Equity and Premium Income Portfolio.

A047-B 154173_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/JPMorgan Hedged Equity and Premium Income Portfolio (Class IB)

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Franklin Rising Dividends Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$44	0.87%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$361,319,582

Number of Portfolio Holdings	57

Portfolio Turnover Rate	14%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	25.1%

Health Care	16.6%

Financials	16.3%

Industrials	13.3%

Consumer Staples	7.9%

Consumer Discretionary	6.0%

Materials	5.2%

Utilities	3.7%

Energy	3.5%

Short-Term Investments	2.4%

Cash and Other Assets Less Liabilities	0.0	% #

Top Holdings (as a % of Net Assets)

Microsoft Corp.	5.5%

Broadcom, Inc.	4.8%

Eli Lilly & Co.	4.2%

Apple, Inc.	4.2%

JPMorgan Chase & Co.	4.0%

Visa, Inc., Class A	3.3%

Linde plc	3.2%

Applied Materials, Inc.	3.1%

Walmart, Inc.	3.1%

Analog Devices, Inc.	2.7%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Franklin Rising Dividends Portfolio (Class IB)

Additional Information

For
additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A048-B 158942_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Franklin Rising Dividends Portfolio (Class IB)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Franklin Small Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$58	1.05%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$277,767,909

Number of Portfolio Holdings	2,041

Portfolio Turnover Rate	31%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	20.9%

Industrials	16.4%

Information Technology	11.0%

Health Care	10.9%

Consumer Discretionary	7.7%

Materials	7.7%

Energy	6.9%

Real Estate	3.7%

Utilities	2.3%

Communication Services	1.0%

Consumer Staples	0.9%

Short-Term Investments	9.3%

Cash and Other Assets Less Liabilities	1.3%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-
funds
.com, call
1-877-222-2144,
or scan the adjacent QR code.

A049-B 146433_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Franklin Small Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$44	0.80%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$277,767,909

Number of Portfolio Holdings	2,041

Portfolio Turnover Rate	31%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	20.9%

Industrials	16.4%

Information Technology	11.0%

Health Care	10.9%

Consumer Discretionary	7.7%

Materials	7.7%

Energy	6.9%

Real Estate	3.7%

Utilities	2.3%

Communication Services	1.0%

Consumer Staples	0.9%

Short-Term Investments	9.3%

Cash and Other Assets Less Liabilities	1.3%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K)

Additional Information

For
additional
information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A049-K 146433_K Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K)

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Global Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.07%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,809,455,001

Number of Portfolio Holdings	1,281

Portfolio Turnover Rate	13%

What did the Portfolio invest in? (as of June 30, 2026)

Country Weightings (as a % of Net Assets)

United States	44.7%

Japan	7.2%

Taiwan	6.2%

South Korea	4.4%

United Kingdom	3.2%

Germany	2.8%

France	2.8%

China	2.5%

India	2.5%

Netherlands	2.3%

Other	14.4%

Sector Weightings (as a % of Net Assets)

Information Technology	31.5%

Financials	15.9%

Industrials	10.3%

Health Care	8.0%

Consumer Discretionary	7.7%

Communication Services	7.4%

Consumer Staples	3.7%

Materials	3.1%

Energy	2.1%

Utilities	1.8%

Real Estate	1.5%

Short-Term Investments	0.7%

Cash and Other Assets Less Liabilities	6.3%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Global Equity Managed Volatility Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings
, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A050-B 146450_B Semi-Annual Shareholder Report - June 30, 2026	. 2	EQ/Global Equity Managed Volatility Portfolio (Class IB)

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Global Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$44	0.82%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,809,455,001

Number of Portfolio Holdings	1,281

Portfolio Turnover Rate	13%

What did the Portfolio invest in? (as of June 30, 2026)

Country Weightings (as a % of Net Assets)

United States	44.7%

Japan	7.2%

Taiwan	6.2%

South Korea	4.4%

United Kingdom	3.2%

Germany	2.8%

France	2.8%

China	2.5%

India	2.5%

Netherlands	2.5%

Other	14.4%

Sector Weightings (as a % of Net Assets)

Information Technology	31.5%

Financials	15.9%

Industrials	10.3%

Health Care	8.0%

Consumer Discretionary	7.7%

Communication Services	7.4%

Consumer Staples	3.7%

Materials	3.1%

Energy	2.1%

Utilities	1.8%

Real Estate	1.5%

Short-Term Investments	0.7%

Cash and Other Assets Less Liabilities	6.3%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Global Equity Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-
877
-222-2144,
or scan the adjacent QR code.

A050-K 146450_K Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Global Equity Managed Volatility Portfolio (Class K)

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Goldman Sachs Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IB	$55	1.06%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$882,241,719

Number of Portfolio Holdings	511

Portfolio Turnover Rate	59%

What did the Portfolio invest in? (as of June 30, 2026)

Security Type & Sector (as a % of Net Assets)

Common Stocks		34.6%

Information Technology	13.3%

Financials	3.9%

Communication Services	3.4%

Consumer Discretionary	3.2%

Industrials	3.1%

Health Care	3.1%

Consumer Staples	1.6%

Energy	1.0%

Utilities	0.8%

Materials	0.6%

Real Estate	0.6%

Exchange Traded Funds		29.8%

Short-Term Investments		35.7%

Cash and Other Assets Less Liabilities		-0.1%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Goldman Sachs Growth Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information,
vi
sit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A051-B 159929_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Goldman Sachs Growth Allocation Portfolio (Class IB)

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (Class IB)

Semi-Annual
Shareholder
Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Goldman Sachs Mid Cap Value Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$58	1.09%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$198,755,001

Number of Portfolio Holdings	82

Portfolio Turnover Rate	88%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	18.4%

Financials	15.5%

Information Technology	10.0%

Consumer Discretionary	9.1%

Health Care	8.8%

Utilities	8.7%

Materials	7.5%

Energy	7.0%

Real Estate	6.3%

Consumer Staples	5.3%

Communication Services	2.0%

Cash and Other Assets Less Liabilities	1.4%

Top Holdings (as a % of Net Assets)

Martin Marietta Materials, Inc.	3.1%

United Rentals, Inc.	3.0%

Performance Food Group Co.	2.8%

Cheniere Energy, Inc.	2.6%

Coca-Cola Europacific Partners plc	2.5%

Aramark	2.3%

Royalty Pharma plc, Class A	2.2%

Rockwell Automation, Inc.	2.2%

Mirion Technologies, Inc., Class A	2.2%

Ingersoll Rand, Inc.	2.1%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Goldman Sachs Mid Cap Value Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A052-B 158944_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Goldman Sachs Mid Cap Value Portfolio (Class IB)

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report -
June
30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Goldman Sachs Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$57	1.11%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$881,663,510

Number of Portfolio Holdings	518

Portfolio Turnover Rate	129%

What did the Portfolio invest in? (as of June 30, 2026)

Security Type & Sector (as a % of Net Assets)

U.S. Treasury Obligations		40.3%

Common Stocks		30.2%

Information Technology	11.5%

Financials	3.4%

Communication Services	2.9%

Consumer Discretionary	2.8%

Industrials	2.7%

Health Care	2.7%

Consumer Staples	1.4%

Energy	0.9%

Utilities	0.7%

Real Estate	0.6%

Materials	0.6%

Rights		0.0%	#

Short-Term Investments		25.3%

Cash and Other Assets Less Liabilities		4.2%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Goldman Sachs Moderate Growth Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A053-B 153116_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Goldman Sachs Moderate Growth Allocation Portfolio (Class IB)

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (Class IB)

Semi-Annual Shareholder Report -
June
30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Intermediate Corporate Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$32	0.64%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,449,510,46	9

Number of Portfolio Holdings	393

Portfolio Turnover Rate	30%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	33.2%

Utilities	9.5%

Information Technology	9.2%

Health Care	9.2%

Energy	8.5%

Industrials	6.3%

Communication Services	6.0%

Consumer Staples	5.5%

Real Estate	4.5%

Consumer Discretionary	3.8%

Materials	2.1%

Short-Term Investments	4.0%

Cash and Other Assets Less Liabilities	-1.8%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Intermediate Corporate Bond Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A055-B 800020_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Intermediate Corporate Bond Portfolio (Class IB)

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30,
2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Intermediate Corporate Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$19	0.39%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,449,510,469

Number of Portfolio Holdings	393

Portfolio Turnover Rate	30%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	33.2%

Utilities	9.5%

Information Technology	9.2%

Health Care	9.2%

Energy	8.5%

Industrials	6.3%

Communication Services	6.0%

Consumer Staples	5.5%

Real Estate	4.5%

Consumer Discretionary	3.8%

Materials	2.1%

Short-Term Investments	4.0%

Cash and Other Assets Less Liabilities	-1.8%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Intermediate Corporate Bond Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A055-K 800020_K Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Intermediate Corporate Bond Portfolio (Class K)

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (Class IA)

Semi-Annual Shareholder Report - June 30,
2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Intermediate Government Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IA	$31	0.61%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$3,928,402,417

Number of Portfolio Holdings	234

Portfolio Turnover Rate	19%

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	49.9%

U.S. Treasury Obligations	40.8%

Exchange Traded Funds	7.5%

Corporate Bonds	0.3%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	1.3%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Intermediate Government Bond Portfolio (Class IA)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A056-A 146451_A Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Intermediate Government Bond Portfolio (Class IA)

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June
30
, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Intermediate Government Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$31	0.61%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$3,928,402,417

Number of Portfolio Holdings	234

Portfolio Turnover Rate	19%

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	49.9%

U.S. Treasury Obligations	40.8%

Exchange Traded Funds	7.5%

Corporate Bonds	0.3%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	1.3%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Intermediate Government Bond Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A056-B 146451_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Intermediate Government Bond Portfolio (Class IB)

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30,
2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Intermediate Government Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$18	0.36%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$3,928,402,417

Number of Portfolio Holdings	234

Portfolio Turnover Rate	19%

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	49.9%

U.S. Treasury Obligations	40.8%

Exchange Traded Funds	7.5%

Corporate Bonds	0.3%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	1.3%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Intermediate Government Bond Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A056-K 146451_K Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Intermediate Government Bond Portfolio (Class K)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/International Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months ? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$54	1.03%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,227,248,140

Number of Portfolio Holdings	785

Portfolio Turnover Rate	16%

What did the Portfolio invest in? (as of June 30, 2026)

Country Weightings (as a % of Net Assets)

Japan	17.4%

United States	7.2%

United Kingdom	9.6%

France	7.4%

Germany	7.2%

Netherlands	5.2%

Switzerland	4.6%

Australia	4.5%

Taiwan	2.8%

Italy	2.8%

Other	26.9%

Sector Weightings (as a % of Net Assets)

Financials	19.3%

Industrials	16.5%

Information Technology	13.7%

Health Care	8.8%

Consumer Discretionary	6.9%

Materials	6.6%

Consumer Staples	5.3%

Communication Services	3.0%

Energy	2.8%

Utilities	2.7%

Real Estate	1.1%

Exchange Traded Funds	8.9%

Short-Term Investments	4.0%

Cash and Other Assets Less Liabilities	0.4%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/International Core Managed Volatility Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A057-B 146452_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/International Core Managed Volatility Portfolio (Class IB)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder
Report
- June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/International Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$41	0.78%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,227,248,140

Number of Portfolio Holdings	785

Portfolio Turnover Rate	16%

What did the Portfolio invest in? (as of June 30, 2026)

Country Weightings (as a % of Net Assets)

Japan	17.4%

United States	7.2%

United Kingdom	9.6%

France	7.4%

Germany	7.2%

Netherlands	5.2%

Switzerland	4.6%

Australia	4.5%

Taiwan	2.8%

Italy	2.8%

Other	26.9%

Sector Weightings (as a % of Net Assets)

Financials	19.3%

Industrials	16.5%

Information Technology	13.7%

Health Care	8.8%

Consumer Discretionary	6.9%

Materials	6.6%

Consumer Staples	5.3%

Communication Services	3.0%

Energy	2.8%

Utilities	2.7%

Real Estate	1.1%

Exchange Traded Funds	8.9%

Short-Term Investments	4.0%

Cash and Other Assets Less Liabilities	0.4%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/International Core Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A057-K 146452_K Semi-Annual Shareholder Report - June 30, 2026	2	EQ/International Core Managed Volatility Portfolio (Class K)

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
(Class IA)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/International Equity Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IA	$37	0.72%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$2,288,530,529

Number of Portfolio Holdings	685

Portfolio Turnover Rate	39%

What did the Portfolio invest in? (as of June 30, 2026)

Country Weightings (as a % of Net Assets)

Japan	23.3%

United Kingdom	10.9%

Germany	8.5%

France	8.1%

United States	7.2%

Australia	7.1%

Switzerland	6.2%

Netherlands	6.0%

Spain	3.8%

Italy	3.3%

Other	14.0%

Sector Weightings (as a % of Net Assets)

Financials	24.7%

Industrials	18.6%

Information Technology	12.0%

Health Care	10.2%

Consumer Discretionary	8.1%

Consumer Staples	6.6%

Materials	5.9%

Utilities	3.8%

Communication Services	3.7%

Energy	3.2%

Real Estate	1.6%

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	0.5%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/International Equity Index Portfolio (Class IA)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A058-A 146431_A Semi-Annual Shareholder Report - June 30, 2026	2	EQ/International Equity Index Portfolio (Class IA)

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
(Class IB)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/International Equity Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$37	0.72%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$2,228,530,529

Number of Portfolio Holdings	685

Portfolio Turnover Rate	39%

What did the Portfolio invest in? (as of June 30, 2026)

Country Weightings (as a % of Net Assets)

Japan	23.3%

United Kingdom	10.9%

Germany	8.5%

France	8.1%

United States	7.2%

Australia	7.1%

Switzerland	6.2%

Netherlands	6.0%

Spain	3.8%

Italy	3.3%

Other	14.0%

Sector Weightings (as a % of Net Assets)

Financials	24.7%

Industrials	18.6%

Information Technology	12.0%

Health Care	10.2%

Consumer Discretionary	8.1%

Consumer Staples	6.6%

Materials	5.9%

Utilities	3.8%

Communication Services	3.7%

Energy	3.2%

Real Estate	1.6%

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	0.5%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/International Equity Index Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A058-B 146431_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/International Equity Index Portfolio (Class IB)

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
(Class K)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/International Equity Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$24	0.47%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$2,288,530,529

Number of Portfolio Holdings	685

Portfolio Turnover Rate	39%

What did the Portfolio invest in? (as of June 30, 2026)

Country Weightings (as a % of Net Assets)

Japan	23.3%

United Kingdom	10.9%

Germany	8.5%

France	8.1%

United States	7.2%

Australia	7.1%

Switzerland	6.2%

Netherlands	6.0%

Spain	3.8%

Italy	3.3%

Other	14.0%

Sector Weightings (as a % of Net Assets)

Financials	24.7%

Industrials	18.6%

Information Technology	12.0%

Health Care	10.2%

Consumer Discretionary	8.1%

Consumer Staples	6.6%

Materials	5.9%

Utilities	3.8%

Communication Services	3.7%

Energy	3.2%

Real Estate	1.6%

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	0.5%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/International Equity Index Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A058-K 146431_K Semi-Annual Shareholder Report - June 30, 2026	2	EQ/International Equity Index Portfolio (Class K)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/International Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$53	1.03%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,028,069,661

Number of Portfolio Holdings	704

Portfolio Turnover Rate	38%

What did the Portfolio invest in? (as of June 30, 2026)

Country Weightings (as a % of Net Assets)

Japan	17.6%

Germany	12.2%

France	11.7%

United Kingdom	11.2%

United States	6.7%

Netherlands	5.7%

Australia	5.3%

Switzerland	4.8%

Italy	2.9%

Sweden	2.7%

Other	14.9%

Sector Weightings (as a % of Net Assets)

Financials	21.6%

Industrials	18.4%

Consumer Discretionary	12.1%

Information Technology	11.5%

Health Care	9.0%

Consumer Staples	8.3%

Materials	6.0%

Communication Services	3.0%

Utilities	2.6%

Energy	2.2%

Real Estate	1.1%

Short-Term Investments	2.2%

Cash and Other Assets Less Liabilities	2.0%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/International Value Managed Volatility Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A060-B 146435_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/International Value Managed Volatility Portfolio (Class IB)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/International Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$40	0.78%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,028,069,661

Number of Portfolio Holdings	704

Portfolio Turnover Rate	38%

What did the Portfolio invest in? (as of June 30, 2026)

Country Weightings (as a % of Net Assets)

Japan	17.6%

Germany	12.2%

France	11.7%

United Kingdom	11.2%

United States	6.7%

Netherlands	5.7%

Australia	5.3%

Switzerland	4.8%

Italy	2.9%

Sweden	2.7%

Other	14.9%

Sector Weightings (as a % of Net Assets)

Financials	21.6%

Industrials	18.4%

Consumer Discretionary	12.1%

Information Technology	11.5%

Health Care	9.0%

Consumer Staples	8.3%

Materials	6.0%

Communication Services	3.0%

Utilities	2.6%

Energy	2.2%

Real Estate	1.1%

Short-Term Investments	2.2%

Cash and Other Assets Less Liabilities	2.0%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/International Value Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A060-K 146435_K Semi-Annual Shareholder Report - June 30, 2026	2	EQ/International Value Managed Volatility Portfolio (Class K)

EQ/INVESCO COMSTOCK PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 20
26

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Invesco Comstock Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$52	1.00%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$357,797,019

Number of Portfolio Holdings	86

Portfolio Turnover Rate	18%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Ne t Assets)

Financials	19.2%

Health Care	17.8%

Information Technology	12.6%

Industrials	12.4%

Energy	8.4%

Consumer Staples	6.6%

Communication Services	6.5%

Consumer Discretionary	5.3%

Utilities	4.0%

Materials	2.6%

Real Estate	1.3%

Short-Term Investments	1.5%

Cash and Other Assets Less Liabilities	1.8%

Top Holdings (as a % of Net Assets)

Alphabet, Inc., Class A	3.7%

Bank of America Corp.	3.4%

Cisco Systems, Inc.	3.0%

Wells Fargo & Co.	2.6%

CVS Health Corp.	2.5%

Merck & Co., Inc.	2.2%

Microsoft Corp.	2.2%

State Street Corp.	2.0%

Chevron Corp.	1.9%

Caterpillar, Inc.	1.8%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Invesco Comstock Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A061-B 146476_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Invesco Comstock Portfolio (Class IB)

EQ/INVESCO COMSTOCK PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 20
26

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Invesco Comstock Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$39	0.75%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$357,797,019

Number of Portfolio Holdings	86

Portfolio Turnover Rate	18%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	19.2%

Health Care	17.8%

Information Technology	12.6%

Industrials	12.4%

Energy	8.4%

Consumer Staples	6.6%

Communication Services	6.5%

Consumer Discretionary	5.3%

Utilities	4.0%

Materials	2.6%

Real Estate	1.3%

Short-Term Investments	1.5%

Cash and Other Assets Less Liabilities	1.8%

Top Holdings (as a % of Net Assets)

Alphabet, Inc., Class A	3.7%

Bank of America Corp.	3.4%

Cisco Systems, Inc.	3.0%

Wells Fargo & Co.	2.6%

CVS Health Corp.	2.5%

Merck & Co., Inc.	2.2%

Microsoft Corp.	2.2%

State Street Corp.	2.0%

Chevron Corp.	1.9%

Caterpillar, Inc.	1.8%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Invesco Comstock Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A061-K 146476_K Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Invesco Comstock Portfolio (Class K)

EQ/INVESCO GLOBAL PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Invesco Global Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.10%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$555,451,363

Number of Portfolio Holdings	65

Portfolio Turnover Rate	10%

What did the Portfolio invest in? (as of June 30, 2026)

Country Weightings (as a % of Net Assets)

United States	69.7%

Taiwan	7.1%

India	3.2%

Netherlands	3.1%

France	2.4%

Switzerland	2.2%

Japan	1.9%

Canada	1.9%

Germany	1.7%

South Korea	1.7%

Other	3.8%

Sector Weightings (as a % of Net Assets)

Information Technology	47.4%

Communication Services	16.0%

Health Care	11.0%

Financials	9.9%

Consumer Discretionary	8.3%

Industrials	2.9%

Real Estate	2.2%

Materials	1.0%

Short-Term Investments	1.4%

Cash and Other Assets Less Liabilities	-0.1%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Invesco Global Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A062-B 146469_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Invesco Global Portfolio (Class IB)

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Invesco Global Real Assets Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$60	1.15%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$236,072,802

Number of Portfolio Holdings	123

Portfolio Turnover Rate	25%

What did the Portfolio invest in? (as of June 30, 2026)

Country Weightings (as a % of Net Assets)

United States	62.2%

Canada	10.5%

United Kingdom	4.7%

France	3.8%

Germany	2.9%

Australia	2.8%

Japan	2.4%

Hong Kong	1.5%

Spain	1.3%

South Africa	1.2%

Other	6.0%

Sector Weightings (as a % of Net Assets)

Real Estate	43.3%

Energy	20.0%

Utilities	16.6%

Materials	12.6%

Industrials	4.4%

Consumer Staples	1.2%

Communication Services	1.1%

Consumer Discretionary	0.1%

Short-Term Investments	1.2%

Cash and Other Assets Less Liabilities	-0.5%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Invesco Global Real Assets Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A063-B 158945_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Invesco Global Real Assets Portfolio (Class IB)

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Invesco Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$58	1.13%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$384,026,255

Number of Portfolio Holdings	614

Portfolio Turnover Rate	26%

What did the Portfolio invest in? (as of June 30, 2026)

Security Type & Sector (as a % of Net Assets)

U.S. Treasury Obligations		49.2%

Common Stocks		33.5%

Information Technology	12.8%

Financials	3.9%

Communication Services	3.3%

Consumer Discretionary	3.1%

Industrials	3.0%

Health Care	3.0%

Consumer Staples	1.5%

Energy	1.0%

Utilities	0.7%

Materials	0.6%

Real Estate	0.6%

Rights		0.0% #

Short-Term Investments		13.8%

Cash and Other Assets Less Liabilities		3.5%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Invesco Moderate Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A064-B 153117_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Invesco Moderate Allocation Portfolio (Class IB)

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 20
26

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Invesco Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.12%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$454,087,518

Number of Portfolio Holdings	901

Portfolio Turnover Rate	17%

What did the Portfolio invest in? (as of June 30, 2026)

Security Type & Sector (as a % of Net Assets)

Corporate Bonds		38.7%

Financials	13.4%

Health Care	4.4%

Information Technology	3.7%

Communication Services	3.4%

Utilities	2.9%

Other	10.9%

Common Stocks		37.7%

Information Technology	14.3%

Financials	4.4%

Communication Services	3.7%

Consumer Discretionary	3.5%

Industrials	3.4%

Other	8.4%

Asset-Backed Securities		0.1%

Rights		0.0%	#

Short-Term Investments		23.4%

Cash and Other		0.1%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Invesco Moderate Growth Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A065-B 159934_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Invesco Moderate Growth Allocation Portfolio (Class IB)

EQ/JANUS ENTERPRISE PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Janus Enterprise Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$54	1.04%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,529,902,202

Number of Portfolio Holdings	83

Portfolio Turnover Rate	14%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	27.2%

Information Technology	22.0%

Health Care	18.4%

Consumer Discretionary	9.7%

Financials	6.5%

Utilities	5.5%

Communication Services	2.6%

Real Estate	1.9%

Materials	1.5%

Consumer Staples	0.5%

Energy	0.5%

Short-Term Investments	2.4%

Cash and Other Assets Less Liabilities	1.3%

Top Holdings (as a % of Net Assets)

Flex Ltd.	5.3%

Ferguson Enterprises, Inc.	3.3%

ON Semiconductor Corp.	3.2%

Revvity, Inc.	2.8%

LPL Financial Holdings, Inc.	2.8%

JB Hunt Transport Services, Inc.	2.7%

DoorDash, Inc., Class A	2.7%

Aramark	2.5%

Teledyne Technologies, Inc.	2.5%

NXP Semiconductors NV	2.4%

Semi-Annual Shareholder Report - June 30 , 2026	1	EQ/Janus Enterprise Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A066-B 146467_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Janus Enterprise Portfolio (Class IB)

EQ/JANUS ENTERPRISE PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Janus Enterprise Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$41	0.79%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,529,902,202

Number of Portfolio Holdings	83

Portfolio Turnover Rate	14%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	27.2%

Information Technology	22.0%

Health Care	18.4%

Consumer Discretionary	9.7%

Financials	6.5%

Utilities	5.5%

Communication Services	2.6%

Real Estate	1.9%

Materials	1.5%

Consumer Staples	0.5%

Energy	0.5%

Short-Term Investments	2.4%

Cash and Other Assets Less Liabilities	1.3%

Top Holdings (as a % of Net Assets)

Flex Ltd.	5.3%

Ferguson Enterprises, Inc.	3.3%

ON Semiconductor Corp.	3.2%

Revvity, Inc.	2.8%

LPL Financial Holdings, Inc.	2.8%

JB Hunt Transport Services, Inc.	2.7%

DoorDash, Inc., Class A	2.7%

Aramark	2.5%

Teledyne Technologies, Inc.	2.5%

NXP Semiconductors NV	2.4%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Janus Enterprise Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A066-K 146467_K Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Janus Enterprise Portfolio (Class K)

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/JPMorgan Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$58	1.13%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,017,024,602

Number of Portfolio Holdings	598

Portfolio Turnover Rate	25%

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

Exchange Traded Funds	50.2%

U.S. Treasury Obligations	25.7%

Corporate Bonds	9.6%

Asset-Backed Securities	0.0	% #

Cash and Other Assets Less Liabilities	14.5%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30 , 2026	1	EQ/JPMorgan Growth Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A067-B 157175_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/JPMorgan Growth Allocation Portfolio (Class IB)

EQ/JPMORGAN GROWTH STOCK PORTFOLIO
(Class IB)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/JPMorgan Growth Stock Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$49	0.96%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$3,071,923,143

Number of Portfolio Holdings	78

Portfolio Turnover Rate	49%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	52.6%

Communication Services	13.3%

Industrials	11.4%

Health Care	6.8%

Consumer Discretionary	4.6%

Consumer Staples	4.4%

Financials	4.1%

Energy	1.0%

Materials	0.6%

Cash and Other Assets Less Liabilities	1.2%

Top Holdings (as a % of Net Assets)

Alphabet, Inc., Class C	11.2%

NVIDIA Corp.	10.1%

Apple, Inc.	6.3%

Broadcom, Inc.	3.7%

Advanced Micro Devices, Inc.	3.6%

Tesla, Inc.	2.8%

Micron Technology, Inc.	2.7%

Sandisk Corp.	2.6%

GE Vernova, Inc.	2.4%

Lam Research Corp.	2.4%

Semi-Annual Shareholder Report - June 30 , 2026	1	EQ/JPMorgan Growth Stock Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A095-B 146473_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/JPMorgan Growth Stock Portfolio (Class IB)

EQ/JPMORGAN GROWTH STOCK PORTFOLIO
(Class K)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/JPMorgan Growth Stock Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$36	0.71%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$3,071,923,143

Number of Portfolio Holdings	78

Portfolio Turnover Rate	49%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	52.6%

Communication Services	13.3%

Industrials	11.4%

Health Care	6.8%

Consumer Discretionary	4.6%

Consumer Staples	4.4%

Financials	4.1%

Energy	1.0%

Materials	0.6%

Cash and Other Assets Less Liabilities	1.2%

Top Holdings (as a % of Net Assets)

Alphabet, Inc., Class C	11.2%

NVIDIA Corp.	10.1%

Apple, Inc.	6.3%

Broadcom, Inc.	3.7%

Advanced Micro Devices, Inc.	3.6%

Tesla, Inc.	2.8%

Micron Technology, Inc.	2.7%

Sandisk Corp.	2.6%

GE Vernova, Inc.	2.4%

Lam Research Corp.	2.4%

Semi-Annual Shareholder Report - June 30 , 2026	1	EQ/JPMorgan Growth Stock Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A095-K 146473_K Semi-Annual Shareholder Report - June 30, 2026	2	EQ/JPMorgan Growth Stock Portfolio (Class K)

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/JPMorgan Value Opportunities Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$49	0.94%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,323,903,055

Number of Portfolio Holdings	102

Portfolio Turnover Rate	135%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	19.4%

Information Technology	19.1%

Consumer Discretionary	13.4%

Health Care	13.1%

Industrials	13.0%

Communication Services	5.2%

Real Estate	4.1%

Materials	3.5%

Utilities	3.5%

Consumer Staples	2.6%

Energy	1.9%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	0.3%

Top Holdings (as a % of Net Assets)

Amazon.com, Inc.	7.6%

Microsoft Corp.	3.1%

Wells Fargo & Co.	2.9%

Meta Platforms, Inc., Class A	2.8%

Southwest Airlines Co.	2.3%

Bank of America Corp.	2.3%

GE HealthCare Technologies, Inc.	2.2%

Fifth Third Bancorp	2.1%

AvalonBay Communities, Inc. (REIT)	2.0%

Apple, Inc.	1.8%

Semi-Annual Shareholder Report - June 30 , 2026	1	EQ/JPMorgan Value Opportunities Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A068-B 146455_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/JPMorgan Value Opportunities Portfolio (Class IB)

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/JPMorgan Value Opportunities Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$36	0.69%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,323,903,055

Number of Portfolio Holdings	102

Portfolio Turnover Rate	135%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	19.4%

Information Technology	19.1%

Consumer Discretionary	13.4%

Health Care	13.1%

Industrials	13.0%

Communication Services	5.2%

Real Estate	4.1%

Materials	3.5%

Utilities	3.5%

Consumer Staples	2.6%

Energy	1.9%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	0.3%

Top Holdings (as a % of Net Assets)

Amazon.com, Inc.	7.6%

Microsoft Corp.	3.1%

Wells Fargo & Co.	2.9%

Meta Platforms, Inc., Class A	2.8%

Southwest Airlines Co.	2.3%

Bank of America Corp.	2.3%

GE HealthCare Technologies, Inc.	2.2%

Fifth Third Bancorp	2.1%

AvalonBay Communities, Inc. (REIT)	2.0%

Apple, Inc.	1.8%

Semi-Annual Shareholder Report - June 30 , 2026	1	EQ/JPMorgan Value Opportunities Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A068-K 146455_K Semi-Annual Shareholder Report - June 30, 2026	2	EQ/JPMorgan Value Opportunities Portfolio (Class K)

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Large Cap Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$46	0.88%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,916,726,420

Number of Portfolio Holdings	534

Portfolio Turnover Rate	17%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	26.9%

Financials	10.2%

Communication Services	7.6%

Health Care	7.4%

Industrials	7.4%

Consumer Discretionary	6.6%

Consumer Staples	4.4%

Energy	3.4%

Utilities	3.4%

Materials	1.7%

Real Estate	1.2%

Exchange Traded Funds	9.1%

Short-Term Investments	4.2%

Cash and Other Assets Less Liabilities	6.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	5.3%

Apple, Inc.	4.3%

iShares Core S&P 500 ETF	3.1%

Microsoft Corp.	2.6%

Amazon.com, Inc.	2.6%

Alphabet, Inc., Class A	2.4%

Broadcom, Inc.	2.1%

iShares Russell 1000 ETF	2.0%

Alphabet, Inc., Class C	1.8%

iShares Morningstar U.S. Equity ETF	1.8%

Semi-Annual Shareholder Report - June 30 , 2026	1	EQ/Large Cap Core Managed Volatility Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A069-B 146456_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Large Cap Core Managed Volatility Portfolio (Class IB)

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Large Cap Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$33	0.63%

* Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,916,726,420

Number of Portfolio Holdings	534

Portfolio Turnover Rate	17%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	26.9%

Financials	10.2%

Communication Services	7.6%

Health Care	7.4%

Industrials	7.4%

Consumer Discretionary	6.6%

Consumer Staples	4.4%

Energy	3.4%

Utilities	3.4%

Materials	1.7%

Real Estate	1.2%

Exchange Traded Funds	9.1%

Short-Term Investments	4.2%

Cash and Other Assets Less Liabilities	6.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	5.3%

Apple, Inc.	4.3%

iShares Core S&P 500 ETF	3.1%

Microsoft Corp.	2.6%

Amazon.com, Inc.	2.6%

Alphabet, Inc., Class A	2.4%

Broadcom, Inc.	2.1%

iShares Russell 1000 ETF	2.0%

Alphabet, Inc., Class C	1.8%

iShares Morningstar U.S. Equity ETF	1.8%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Large Cap Core Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A069-K 146456_K Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Large Cap Core Managed Volatility Portfolio (Class K)

EQ/LARGE CAP GROWTH INDEX PORTFOLIO
(Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Large Cap Growth Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$36	0.71%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$2,847,840,984

Number of Portfolio Holdings	373

Portfolio Turnover Rate	24%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	51.2%

Communication Services	16.9%

Industrials	9.4%

Consumer Discretionary	8.6%

Health Care	5.7%

Financials	4.6%

Consumer Staples	1.3%

Energy	0.5%

Real Estate	0.4%

Utilities	0.3%

Materials	0.3%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	11.7%

Apple, Inc.	7.1%

Alphabet, Inc., Class A	6.5%

Alphabet, Inc., Class C	5.2%

Broadcom, Inc.	4.4%

Microsoft Corp.	4.3%

Tesla, Inc.	3.8%

Micron Technology, Inc.	3.3%

Meta Platforms, Inc., Class A	3.2%

Eli Lilly & Co.	3.0%

Semi-Annual Shareholder Report - June 30 , 2026	1	EQ/Large Cap Growth Index Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A070-B 146457_B
Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Large Cap Growth Index Portfolio (Class IB)

EQ/LARGE CAP GROWTH INDEX PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Large Cap Growth Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$23	0.46%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$2,847,840,984

Number of Portfolio Holdings	373

Portfolio Turnover Rate	24%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	51.2%

Communication Services	16.9%

Industrials	9.4%

Consumer Discretionary	8.6%

Health Care	5.7%

Financials	4.6%

Consumer Staples	1.3%

Energy	0.5%

Real Estate	0.4%

Utilities	0.3%

Materials	0.3%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	11.7%

Apple, Inc.	7.1%

Alphabet, Inc., Class A	6.5%

Alphabet, Inc., Class C	5.2%

Broadcom, Inc.	4.4%

Microsoft Corp.	4.3%

Tesla, Inc.	3.8%

Micron Technology, Inc.	3.3%

Meta Platforms, Inc., Class A	3.2%

Eli Lilly & Co.	3.0%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Large Cap Growth Index Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A070-K 146457_K
Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Large Cap Growth Index Portfolio (Class K)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Large Cap Growth Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$43	0.86%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$4,467,994,417

Number of Portfolio Holdings	419

Portfolio Turnover Rate	35%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	39.0%

Communication Services	12.9%

Industrials	7.6%

Consumer Discretionary	6.8%

Health Care	5.4%

Financials	3.8%

Consumer Staples	1.8%

Energy	0.4%

Real Estate	0.2%

Materials	0.2%

Utilities	0.1%

Exchange Traded Funds	11.2%

Short-Term Investments	4.4%

Cash and Other Assets Less Liabilities	6.2%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	9.9%

Alphabet, Inc., Class A	4.6%

Apple, Inc.	4.4%

Alphabet, Inc., Class C	4.0%

Vanguard Russell 1000 Growth ETF	3.8%

Broadcom, Inc.	3.3%

Tesla, Inc.	3.0%

Microsoft Corp.	2.9%

Meta Platforms, Inc., Class A	2.6%

iShares Morningstar Growth ETF	2.4%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Large Cap Growth Managed Volatility Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A071-B 146458_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Large Cap Growth Managed Volatility Portfolio (Class IB)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Large Cap Growth Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$31	0.61%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$4,467,994,417

Number of Portfolio Holdings	419

Portfolio Turnover Rate	35%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	39.0%

Communication Services	12.9%

Industrials	7.6%

Consumer Discretionary	6.8%

Health Care	5.4%

Financials	3.8%

Consumer Staples	1.8%

Energy	0.4%

Real Estate	0.2%

Materials	0.2%

Utilities	0.1%

Exchange Traded Funds	11.2%

Short-Term Investments	4.4%

Cash and Other Assets Less Liabilities	6.2%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	9.9%

Alphabet, Inc., Class A	4.6%

Apple, Inc.	4.4%

Alphabet, Inc., Class C	4.0%

Vanguard Russell 1000 Growth ETF	3.8%

Broadcom, Inc.	3.3%

Tesla, Inc.	3.0%

Microsoft Corp.	2.9%

Meta Platforms, Inc., Class A	2.6%

iShares Morningstar Growth ETF	2.4%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Large Cap Growth Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A071-K 146458_K Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Large Cap Growth Managed Volatility Portfolio (Class K)

EQ/LARGE CAP VALUE INDEX PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Large Cap Value Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$39	0.73%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,093,978,975

Number of Portfolio Holdings	878

Portfolio Turnover Rate	22%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	18.9%

Information Technology	18.4%

Health Care	12.4%

Industrials	11.3%

Consumer Discretionary	10.5%

Consumer Staples	7.4%

Energy	5.4%

Utilities	3.9%

Materials	3.8%

Real Estate	3.6%

Communication Services	3.2%

Short-Term Investments	0.5%

Cash and Other Assets Less Liabilities	0.7%

Top Holdings (as a % of Net Assets)

Amazon.com, Inc.	5.9%

Apple, Inc.	5.3%

Microsoft Corp.	3.9%

Berkshire Hathaway, Inc., Class B	2.6%

JPMorgan Chase & Co.	2.4%

Intel Corp.	1.7%

Johnson & Johnson	1.7%

Exxon Mobil Corp.	1.6%

Cisco Systems, Inc.	1.3%

Walmart, Inc.	1.3%

Semi-Annual Shar e holder R ep ort - June 30, 2026	1	EQ/Large Cap Value Index Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A072-B 146459_B
Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Large Cap Value Index Portfolio (Class IB)

EQ/LARGE CAP VALUE INDEX PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Large Cap Value Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$26	0.48%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,093,978,975

Number of Portfolio Holdings	878

Portfolio Turnover Rate	22%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	18.9%

Information Technology	18.4%

Health Care	12.4%

Industrials	11.3%

Consumer Discretionary	10.5%

Consumer Staples	7.4%

Energy	5.4%

Utilities	3.9%

Materials	3.8%

Real Estate	3.6%

Communication Services	3.2%

Short-Term Investments	0.5%

Cash and Other Assets Less Liabilities	0.7%

Top Holdings (as a % of Net Assets)

Amazon.com, Inc.	5.9%

Apple, Inc.	5.3%

Microsoft Corp.	3.9%

Berkshire Hathaway, Inc., Class B	2.6%

JPMorgan Chase & Co.	2.4%

Intel Corp.	1.7%

Johnson & Johnson	1.7%

Exxon Mobil Corp.	1.6%

Cisco Systems, Inc.	1.3%

Walmart, Inc.	1.3%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Large Cap Value Index Portfolio (Class K)

Additional Information

For additional information about t
he
Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https:
//e
quitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A072-K 146459_K
Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Large Cap Value Index Portfolio (Class K)

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Large Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$45	0.86%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$3,723,273,424

Number of Portfolio Holdings	934

Portfolio Turnover Rate	19%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	16.8%

Financials	15.7%

Health Care	9.7%

Industrials	9.3%

Consumer Discretionary	7.7%

Consumer Staples	5.4%

Energy	4.1%

Materials	3.6%

Communication Services	3.4%

Utilities	3.4%

Real Estate	2.3%

Exchange Traded Funds	9.1%

Short-Term Investments	3.2%

Cash and Other Assets Less Liabilities	6.3%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Large Cap Value Managed Volatility Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A073-B
146460_B
Semi-Annual Shareholder R ep ort - June 30, 2026	2	EQ/Large Cap Value Managed Volatility Portfolio (Class IB)

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Large Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$32	0.61%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$ 3,723,273,42	4

Number of Portfolio Holdings	934

Portfolio Turnover Rate	19%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)
Information Technology	16.8%
Financials	15.7%
Health Care	9.7%
Industrials	9.3%
Consumer Discretionary	7.7%
Consumer Staples	5.4%
Energy	4.1%
Materials	3.6%
Communication Services	3.4%
Utilities	3.4%
Real Estate	2.3%
Exchange Traded Funds	9.1%
Short-Term Investments	3.2%
Cash and Other Assets Less Liabilities	6.3%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Large Cap Value Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A073-K
146460_K
Semi-Annual Shareholder Report - Ju ne 30, 2026	2	EQ/Large Cap Value Managed Volatility Portfolio (Class K)

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Lazard Emerging Markets Equity Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$74	1.35%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$677,696,638

Number of Portfolio Holdings	92

Portfolio Turnover Rate	19%

What did the Portfolio invest in? (as of June 30, 2026)

Country Weightings (as a % of Net Assets)

China	21.6%

Taiwan	17.1%

South Korea	12.7%

Brazil	11.2%

South Africa	6.8%

India	5.8%

Mexico	5.5%

Indonesia	3.5%

Hungary	3.2%

Greece	2.0%

Other	8.8%

Sector Weightings (as a % of Net Assets)

Information Technology	28.2%

Financials	24.0%

Communication Services	9.5%

Consumer Discretionary	9.0%

Energy	7.0%

Consumer Staples	5.9%

Industrials	5.6%

Materials	4.3%

Health Care	2.9%

Utilities	1.8%

Short-Term Investments	1.3%

Cash and Other Assets Less Liabilities	0.5%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Lazard Emerging Markets Equity Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A074-B 158950_B
Semi-Annual Shareholder Re port - June 30, 2026	2	EQ/Lazard Emerging Markets Equity Portfolio (Class IB)

EQ/LONG-TERM BOND PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Long-Term Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$32	0.64%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$2,617,089,788

Number of Portfolio Holdings	532

Portfolio Turnover Rate	19%

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	51.1%

Corporate Bonds	43.0%

Foreign Government Securities	2.4%

Municipal Bonds	1.3%

U.S. Government Agency Securities	0.5%

Supranational	0.0%	#

Short-Term Investments	2.3%

Cash and Other Assets Less Liabilities	-0.6%

#	Less than 0.05%

Semi-Annual Shar eholder Report - June 30, 2026	1	EQ/Long-Term Bond Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A075-B 162745_B
Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Long-Term Bond Portfolio (Class IB)

EQ/LONG-TERM BOND PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Long-Term Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$19	0.39%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$2,617,089,788

Number of Portfolio Holdings	532

Portfolio Turnover Rate	19%

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	51.1%

Corporate Bonds	43.0%

Foreign Government Securities	2.4%

Municipal Bonds	1.3%

U.S. Government Agency Securities	0.5%

Supranational	0.0%	#

Short-Term Investments	2.3%

Cash and Other Assets Less Liabilities	-0.6%

#	Less than 0.05%

Semi-Annual Shareh old er Report - J un e 30, 2026	1	EQ/Long-Term Bond Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A075-K 162745_K
Semi-Annual Sharehold er Report - June 30, 2026	2	EQ/Long-Term Bond Portfolio (Class K)

EQ/LOOMIS SAYLES GROWTH PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Loomis Sayles Growth Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IB	$50	1.03%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$804,548,631

Number of Portfolio Holdings	39

Portfolio Turnover Rate	3%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	26.5%

Communication Services	21.7%

Consumer Discretionary	17.7%

Health Care	11.7%

Financials	7.7%

Industrials	7.1%

Consumer Staples	5.3%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	2.1%

Top Holdings (as a % of Net Assets)

Alphabet, Inc., Class A	8.7%

NVIDIA Corp.	8.3%

Tesla, Inc.	7.7%

Amazon.com, Inc.	6.6%

Meta Platforms, Inc., Class A	6.5%

Monster Beverage Corp.	4.9%

Netflix, Inc.	4.6%

Boeing Co. (The)	4.4%

ARM Holdings plc (ADR)	4.3%

Microsoft Corp.	4.0%

Semi-Annu al Shareholder Report - June 30 , 2026	1	EQ/Loomis Sayles Growth Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A076-B 146466_B
Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Loomis Sayles Growth Portfolio (Class IB)

EQ/LOOMIS SAYLES GROWTH PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Loomis Sayles Growth Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class K	$38	0.78%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$804,548,631

Number of Portfolio Holdings	39

Portfolio Turnover Rate	3%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	26.5%

Communication Services	21.7%

Consumer Discretionary	17.7%

Health Care	11.7%

Financials	7.7%

Industrials	7.1%

Consumer Staples	5.3%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	2.1%

Top Holdings (as a % of Net Assets)

Alphabet, Inc., Class A	8.7%

NVIDIA Corp.	8.3%

Tesla, Inc.	7.7%

Amazon.com, Inc.	6.6%

Meta Platforms, Inc., Class A	6.5%

Monster Beverage Corp.	4.9%

Netflix, Inc.	4.6%

Boeing Co. (The)	4.4%

ARM Holdings plc (ADR)	4.3%

Microsoft Corp.	4.0%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Loomis Sayles Growth Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A076-K 146466_K Semi-Annual Shareholder Report - June 30, 20 26	2	EQ/Loomis Sayles Growth Portfolio (Class K)

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO
(Class IB)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/MFS International Growth Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IB	$55	1.10%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,428,147,633

Number of Portfolio Holdings	82

Portfolio Turnover Rate	10%

What did the Portfolio invest in? (as of June 30, 2026)

Country Weightings (as a % of Net Assets)

United States	14.0%

Taiwan	11.3%

Japan	10.8%

United Kingdom	8.4%

Germany	8.3%

Canada	6.9%

France	6.9%

Netherlands	4.8%

Switzerland	4.0%

China	3.7%

Other	19.0%

Sector Weightings (as a % of Net Assets)

Information Technology	21.3%

Industrials	17.3%

Materials	16.6%

Financials	11.8%

Health Care	9.6%

Consumer Discretionary	8.6%

Consumer Staples	7.4%

Communication Services	3.7%

Energy	1.6%

Utilities	0.2%

Cash and Other Assets Less Liabilities	1.9%

Semi-Annual Shareholder Report - June 30 , 2026	1	EQ/MFS International Growth Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A077-B 146454_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/MFS International Growth Portfolio (Class IB)

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO
(Class K)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/MFS International Growth Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class K	$43	0.85%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,428,147,633

Number of Portfolio Holdings	82

Portfolio Turnover Rate	10%

What did the Portfolio invest in? (as of June 30, 2026)

Country Weightings (as a % of Net Assets)

United States	14.0%

Taiwan	11.3%

Japan	10.8%

United Kingdom	8.4%

Germany	8.3%

Canada	6.9%

France	6.9%

Netherlands	4.8%

Switzerland	4.0%

China	3.7%

Other	19.0%

Sector Weightings (as a % of Net Assets)

Information Technology	21.3%

Industrials	17.3%

Materials	16.6%

Financials	11.8%

Health Care	9.6%

Consumer Discretionary	8.6%

Consumer Staples	7.4%

Communication Services	3.7%

Energy	1.6%

Utilities	0.2%

Cash and Other Assets Less Liabilities	1.9%

Semi-Annual Shareholder Report - June 30 , 2026	1	EQ/MFS International Growth Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A077-K 146454_K Semi-Annual Shareholder Report - June 30, 2026	2	EQ/MFS International Growth Portfolio (Class K)

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/MFS International Intrinsic Value Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IB	$58	1.15%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,477,925,445

Number of Portfolio Holdings	91

Portfolio Turnover Rate	11%

What did the Portfolio invest in? (as of June 30, 2026)

Country Weightings (as a % of Net Assets)

United States	14.1%

Japan	13.6%

United Kingdom	10.6%

France	8.7%

Germany	7.6%

Switzerland	7.2%

Canada	5.6%

Taiwan	4.3%

Ireland	3.5%

Netherlands	3.3%

Other	18.5%

Sector Weightings (as a % of Net Assets)

Financials	22.7%

Materials	19.3%

Industrials	16.6%

Health Care	12.4%

Information Technology	11.6%

Consumer Staples	6.7%

Energy	4.7%

Consumer Discretionary	3.0%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	2.0%

Semi-Annual Shareholder Report - June 30 , 2026	1	EQ/MFS International Intrinsic Value Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A078-B 158951_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/MFS International Intrinsic Value Portfolio (Class IB)

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/MFS Mid Cap Focused Growth Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$56	1.10%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$553,940,913

Number of Portfolio Holdings	54

Portfolio Turnover Rate	29%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	23.2%

Information Technology	20.2%

Consumer Discretionary	17.9%

Health Care	14.9%

Communication Services	10.2%

Financials	5.1%

Energy	4.2%

Materials	3.3%

Cash and Other Assets Less Liabilities	1.0%

Top Holdings (as a % of Net Assets)

Howmet Aerospace, Inc.	5.1%

Monolithic Power Systems, Inc.	4.9%

Quanta Services, Inc.	4.8%

Natera, Inc.	4.1%

Take-Two Interactive Software, Inc.	3.7%

Live Nation Entertainment, Inc.	3.6%

Coherent Corp.	3.5%

Viking Holdings Ltd.	3.1%

Ascendis Pharma A/S	2.9%

TKO Group Holdings, Inc., Class A	2.9%

Semi-Annual Shareholder Report - June 30 , 2026	1	EQ/MFS Mid Cap Focused Growth Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A079-B 158948_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/MFS Mid Cap Focused Growth Portfolio (Class IB)

EQ/MFS TECHNOLOGY PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/MFS Technology Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$60	1.09%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,473,174,298

Number of Portfolio Holdings	48

Portfolio Turnover Rate	20%

What did the Portfolio invest in? (as of June 30, 2026)

Sector & Industry Weightings (as a % of Net Assets)

Information Technology		79.4%

Semiconductors & Semiconductor Equipment	39.5%

Software	13.2%

Technology Hardware, Storage & Peripherals	11.5%

IT Services	5.9%

Communications Equipment	5.4%

Electronic Equipment, Instruments & Components	3.9%

Communication Services		11.5%

Interactive Media & Services	10.9%

Diversified Telecommunication Services	0.6%

Industrials		1.4%

Industrial Conglomerates	0.9%

Professional Services	0.5%

Financials		0.4%

Insurance	0.4%

Cash and Other Assets Less Liabilities		0.4%

Top Holdings (as a % of Net Assets)

Alphabet, Inc., Class A	8.4%

Broadcom, Inc.	7.0%

Apple, Inc.	6.9%

NVIDIA Corp.	6.6%

Microsoft Corp.	4.6%

Lam Research Corp.	4.3%

Applied Materials, Inc.	4.2%

Advanced Micro Devices, Inc.	3.5%

KLA Corp.	3.0%

Cisco Systems, Inc.	2.9%

Semi-Annual Shareholder Report - June 30 , 2026	1	EQ/MFS Technology Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A080-B 158952_B Semi-Annual Shareholder Report - June 30, 2026	2	EQ/MFS Technology Portfolio (Class IB)

EQ/MFS UTILITIES SERIES PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/MFS Utilities Series Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$54	1.05%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$244,860,315

Number of Portfolio Holdings	47

Portfolio Turnover Rate	8%

What did the Portfolio invest in? (as of June 30, 2026)

Sector & Industry Weightings (as a % of Net Assets)
Utilities		98.1%

Electric Utilities	58.5%

Multi-Utilities	27.6%

Independent Power and Renewable Electricity Producers	7.1%

Water Utilities	2.7%

Gas Utilities	2.2%

Cash and Other Assets Less Liabilities		1.9%

Top Holdings (as a % of Net Assets)

NextEra Energy, Inc.	11.4%

PG&E Corp.	5.7%

Constellation Energy Corp.	5.7%

Xcel Energy, Inc.	5.3%

American Electric Power Co., Inc.	5.1%

Sempra	5.0%

Dominion Energy, Inc.	4.3%

DTE Energy Co.	4.1%

Vistra Corp.	3.9%

Edison International	3.9%

Semi-Annual Shareholder Report - June 30 , 2026	1	EQ/MFS Utilities Series Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A081-B 158953_B
Semi-Annual Shareholder Report - June 30, 2026	2	EQ/MFS Utilities Series Portfolio (Class IB)

EQ/MFS UTILITIES SERIES PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/MFS Utilities Series Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$41	0.80%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$244,860,315

Number of Portfolio Holdings	47

Portfolio Turnover Rate	8%

What did the Portfolio invest in? (as of June 30, 2026)

Sector & Industry Weightings (as a % of Net Assets)
Utilities		98.1%

Electric Utilities	58.5%

Multi-Utilities	27.6%

Independent Power and Renewable Electricity Producers	7.1%

Water Utilities	2.7%

Gas Utilities	2.2%
Cash and Other Assets Less Liabilities		1.9%

Top Holdings (as a % of Net Assets)
NextEra Energy, Inc.	11.4%

PG&E Corp.	5.7%

Constellation Energy Corp.	5.7%

Xcel Energy, Inc.	5.3%

American Electric Power Co., Inc.	5.1%

Sempra	5.0%

Dominion Energy, Inc.	4.3%

DTE Energy Co.	4.1%

Vistra Corp.	3.9%

Edison International	3.9%

Semi-Annual Shareholder Report - June 30 , 2026	1	EQ/MFS Utilities Series Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A081-K
158953_K
Semi-Annual Shareholder Report - June 30, 2026	2	EQ/MFS Utilities Series Portfolio (Class K)

EQ/MID CAP INDEX PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Mid Cap Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request
this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$34	0.64%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$2,966,147,355

Number of Portfolio Holdings	408

Portfolio Turnover Rate	9%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	26.1%

Information Technology	15.4%

Financials	14.7%

Consumer Discretionary	10.6%

Health Care	8.6%

Real Estate	6.6%

Materials	5.7%

Energy	4.3%

Consumer Staples	3.1%

Utilities	3.0%

Communication Services	1.5%

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	-0.7%

Semi-Annual Shareholder Report - June 30 , 2026	1	EQ/Mid Cap Index Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A082-B
146463_B
Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Mid Cap Index Portfolio (Class IB)

EQ/MID CAP INDEX PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Mid Cap Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$21	0.39%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$2,966,147,355

Number of Portfolio Holdings	408

Portfolio Turnover Rate	9%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	26.1%

Information Technology	15.4%

Financials	14.7%

Consumer Discretionary	10.6%

Health Care	8.6%

Real Estate	6.6%

Materials	5.7%

Energy	4.3%

Consumer Staples	3.1%

Utilities	3.0%

Communication Services	1.5%

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	-0.7%

Semi-Annual Shareholder Report - June 30 , 2026	1	EQ/Mid Cap Index Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A082-K 146463_K
Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Mid Cap Index Portfolio (Class K)

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the
EQ/Mid Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$50	0.94%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,647,624,513

Number of Portfolio Holdings	792

Portfolio Turnover Rate	37%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	15.9%

Financials	13.1%

Health Care	9.3%

Information Technology	7.5%

Real Estate	7.0%

Consumer Discretionary	6.7%

Materials	4.9%

Energy	4.6%

Utilities	4.3%

Consumer Staples	3.8%

Communication Services	1.8%

Exchange Traded Funds	10.4%

Short-Term Investments	5.2%

Cash and Other Assets Less Liabilities	5.5%

Semi-Annual Shareholder Report - June 30 , 2026	1	EQ/Mid Cap Value Managed Volatility Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including
its
prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A083-B 146464_B
Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Mid Cap Value Managed Volatility Portfolio (Class IB)

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Mid Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$37	0.69%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,647,624,513

Number of Portfolio Holdings	792

Portfolio Turnover Rate	37%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Industrials	15.9%

Financials	13.1%

Health Care	9.3%

Information Technology	7.5%

Real Estate	7.0%

Consumer Discretionary	6.7%

Materials	4.9%

Energy	4.6%

Utilities	4.3%

Consumer Staples	3.8%

Communication Services	1.8%

Exchange Traded Funds	10.4%

Short-Term Investments	5.2%

Cash and Other Assets Less Liabilities	5.5%

Semi-Annual Shareholder Report - June 3 0, 2026	1	EQ/Mid Cap Value Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A083-K 146464_K
Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Mid Cap Value Managed Volatility Portfolio (Class K)

EQ/MONEY MARKET PORTFOLIO (Class IA)

Semi-Annual Shareholder Report - June 30, 2026

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Money Market Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IA	$33	0.67%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$2,880,784,247

Number of Portfolio Holdings	100

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

Repurchase Agreements	57.6%

U.S. Treasury Obligations	26.7%

U.S. Government Agency Securities	15.6%

Cash and Other Assets Less Liabilities	0.1%

Semi-Annual Shareholder Report - June 30 , 2026	1	EQ/Money Market Portfolio (Class IA)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A087-A 146465_A
Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Money Market Portfolio (Class IA)

EQ/MONEY MARKET PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Money Market Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$33	0.67%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$2,880,784,247

Number of Portfolio Holdings	100

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

Repurchase Agreements	57.6%

U.S. Treasury Obligations	26.7%

U.S. Government Agency Securities	15.6%

Cash and Other Assets Less Liabilities	0.1%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Money Market Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A087-B 146465_B
Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Money Market Portfolio (Class IB)

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Morgan Stanley Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the
Portfolio
costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$62	1.15%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$474,845,443

Number of Portfolio Holdings	1,124

Portfolio Turnover Rate	52%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Health Care	33.5%

Information Technology	22.8%

Industrials	10.9%

Consumer Discretionary	7.7%

Financials	6.2%

Real Estate	5.5%

Consumer Staples	3.7%

Energy	3.1%

Materials	2.4%

Communication Services	1.2%

Utilities	0.1%

Short-Term Investments	8.5%

Cash and Other Assets Less Liabilities	-5.6%

Top Holdings (as a % of Net Assets)

agilon health, Inc.	4.3%

Cloudflare, Inc., Class A	4.2%

Opendoor Technologies, Inc.	3.6%

Aurora Innovation, Inc., Class A	3.1%

IonQ, Inc.	2.7%

HealthEquity, Inc.	2.3%

X4 Pharmaceuticals, Inc.	1.8%

GRAIL, Inc.	1.8%

Immunovant, Inc.	1.7%

Celsius Holdings, Inc.	1.7%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Morgan Stanley Small Cap Growth Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A088-B 153134_B
Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Morgan Stanley Small Cap Growth Portfolio (Class IB)

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Morgan Stanley Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the
Portfolio
costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$48	0.90%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$474,845,443

Number of Portfolio Holdings	1,124

Portfolio Turnover Rate	52%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Health Care	33.5%

Information Technology	22.8%

Industrials	10.9%

Consumer Discretionary	7.7%

Financials	6.2%

Real Estate	5.5%

Consumer Staples	3.7%

Energy	3.1%

Materials	2.4%

Communication Services	1.2%

Utilities	0.1%

Short-Term Investments	8.5%

Cash and Other Assets Less Liabilities	-5.6%

Top Holdings (as a % of Net Assets)

agilon health, Inc.	4.3%

Cloudflare, Inc., Class A	4.2%

Opendoor Technologies, Inc.	3.6%

Aurora Innovation, Inc., Class A	3.1%

IonQ, Inc.	2.7%

HealthEquity, Inc.	2.3%

X4 Pharmaceuticals, Inc.	1.8%

GRAIL, Inc.	1.8%

Immunovant, Inc.	1.7%

Celsius Holdings, Inc.	1.7%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Morgan Stanley Small Cap Growth Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A088-K 153134_K
Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Morgan Stanley Small Cap Growth Portfolio (Class K)

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO
(Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/PIMCO Global Real Return Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the
Portfolio
costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$138	2.77%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$108,291,912

Number of Portfolio Holdings	271

Portfolio Turnover Rate	111%

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

Foreign Government Securities	64.5%

U.S. Treasury Obligations	57.9%

Mortgage-Backed Securities	14.5%

Collateralized Mortgage Obligations	3.0%

Supranational	3.0%

Asset-Backed Securities	2.7%

Corporate Bonds	1.9%

Cash and Other Assets Less Liabilities *	-47.5%

*
Liabilities include payable amounts for sale-buyback financing transactions and forward settling transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

Country Weightings (as a % of Net Assets)

United States	73.7%

United Kingdom	29.0%

France	10.5%

Italy	8.8%

Spain	6.8%

Japan	4.6%

Australia	4.0%

Supranational	3.0%

Ireland	1.5%

Canada	1.4%

Other	4.2%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/PIMCO Global Real Return Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A089-B 148391_B
Semi-Annual Shareholder Report - June 30, 2026	2	EQ/PIMCO Global Real Return Portfolio (Class IB)

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO
(Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/PIMCO Global Real Return Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $ 10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$126	2.52%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$108,291,912

Number of Portfolio Holdings	271

Portfolio Turnover Rate	111%

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

Foreign Government Securities	64.5%

U.S. Treasury Obligations	57.9%

Mortgage-Backed Securities	14.5%

Collateralized Mortgage Obligations	3.0%

Supranational	3.0%

Asset-Backed Securities	2.7%

Corporate Bonds	1.9%

Cash and Other Assets Less Liabilities *	-47.5%

*
Liabilities include payable amounts for sale-buyback financing transactions and forward settling transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

Country Weightings (as a % of Net Assets)

United States	73.7%

United Kingdom	29.0%

France	10.5%

Italy	8.8%

Spain	6.8%

Japan	4.6%

Australia	4.0%

Supranational	3.0%

Ireland	1.5%

Canada	1.4%

Other	4.2%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/PIMCO Global Real Return Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A089-K 148391_K
Semi-Annual Shareholder Report - June 30, 2026	2	EQ/PIMCO Global Real Return Portfolio (Class K)

EQ/PIMCO REAL RETURN PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/PIMCO Real Return Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the
Portfolio
costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$106	2.12%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$88,315,306

Number of Portfolio Holdings	349

Portfolio Turnover Rate	57%

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	111.5%

Mortgage-Backed Securities	12.9%

Foreign Government Securities	8.6%

Collateralized Mortgage Obligations	7.5%

Asset-Backed Securities	4.7%

Corporate Bonds	1.2%

Commercial Mortgage-Backed Securities	0.4%

Short-Term Investments	57.5%

Cash and Other Assets Less Liabilities *	-104.3%

*
Liabilities include payable amounts for securities purchased and sale-buyback financing transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/PIMCO Real Return Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A090-B 158954_B
Semi-Annual Shareholder Report - June 30, 2026	2	EQ/PIMCO Real Return Portfolio (Class IB)

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/PIMCO Total Return ESG Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last
six
months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$38	0.76%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$261,025,759

Number of Portfolio Holdings	807

Portfolio Turnover Rate	126%

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

Mortgage-Backed Securities	40.6%

Corporate Bonds	32.0%

U.S. Treasury Obligations	20.5%

Asset-Backed Securities	9.1%

Foreign Government Securities	7.0%

Commercial Mortgage-Backed Securities	4.1%

Collateralized Mortgage Obligations	2.4%

Municipal Bonds	0.7%

Supranational	0.7%

Swaptions Purchased	0.0%	#

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities *	-17.2%

#	Less than 0.05%
*
Liabilities include payable amounts for sale-buyback financing transactions and forward settling transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/PIMCO Total Return ESG Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A091-B 158955_B
Semi-Annual Shareholder Report - June 30, 2026	2	EQ/PIMCO Total Return ESG Portfolio (Class IB)

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/PIMCO Ultra Short Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the
Portfolio
costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$40	0.81%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$795,790,396

Number of Portfolio Holdings	507

Portfolio Turnover Rate	39%

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

Corporate Bonds	51.4%

Asset-Backed Securities	21.6%

Collateralized Mortgage Obligations	17.1%

U.S. Government Agency Securities	3.7%

Foreign Government Securities	1.5%

Commercial Mortgage-Backed Securities	0.5%

U.S. Treasury Obligations	0.4%

Municipal Bonds	0.2%

Mortgage-Backed Securities	0.1%

Short-Term Investments	4.6%

Cash and Other Assets Less Liabilities	-1.1%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/PIMCO Ultra Short Bond Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A092-B 146470_B
Semi-Annual Shareholder Report - June 30, 2026	2	EQ/PIMCO Ultra Short Bond Portfolio (Class IB)

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/PIMCO Ultra Short Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$28	0.56%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$795,790,396

Number of Portfolio Holdings	507

Portfolio Turnover Rate	39%

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

Corporate Bonds	51.4%

Asset-Backed Securities	21.6%

Collateralized Mortgage Obligations	17.1%

U.S. Government Agency Securities	3.7%

Foreign Government Securities	1.5%

Commercial Mortgage-Backed Securities	0.5%

U.S. Treasury Obligations	0.4%

Municipal Bonds	0.2%

Mortgage-Backed Securities	0.1%

Short-Term Investments	4.6%

Cash and Other Assets Less Liabilities	-1.1%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/PIMCO Ultra Short Bond Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A092-K 146470_K
Semi-Annual Shareholder Report - June 30, 2026	2	EQ/PIMCO Ultra Short Bond Portfolio (Class K)

EQ/QUALITY BOND PLUS PORTFOLIO (Class IA)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Quality Bond PLUS Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the
Portfolio
costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$42	0.86%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$965,021,516

Number of Portfolio Holdings	904

Portfolio Turnover Rate	89%

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	40.6%

U.S. Government Agency Securities	39.5%

Corporate Bonds	11.9%

Mortgage-Backed Securities	9.0%

Asset-Backed Securities	2.0%

Collateralized Mortgage Obligations	1.8%

Foreign Government Securities	1.4%

Commercial Mortgage-Backed Securities	0.7%

Municipal Bonds	0.2%

Loan Participations	0.0%	#

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	-8.2%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Quality Bond PLUS Portfolio (Class IA)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A093-A 146471_A
Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Quality Bond PLUS Portfolio (Class IA)

EQ/QUALITY BOND PLUS PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Quality Bond PLUS Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the
Portfolio
costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$42	0.86%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$965,021,516

Number of Portfolio Holdings	904

Portfolio Turnover Rate	89%

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	40.6%

U.S. Government Agency Securities	39.5%

Corporate Bonds	11.9%

Mortgage-Backed Securities	9.0%

Asset-Backed Securities	2.0%

Collateralized Mortgage Obligations	1.8%

Foreign Government Securities	1.4%

Commercial Mortgage-Backed Securities	0.7%

Municipal Bonds	0.2%

Loan Participations	0.0%	#

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	-8.2%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Quality Bond PLUS Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A093-B 146471_B
Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Quality Bond PLUS Portfolio (Class IB)

EQ/QUALITY BOND PLUS PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Quality Bond PLUS Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the
Portfolio
costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$30	0.61%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$965,021,516

Number of Portfolio Holdings	904

Portfolio Turnover Rate	89%

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	40.6%

U.S. Government Agency Securities	39.5%

Corporate Bonds	11.9%

Mortgage-Backed Securities	9.0%

Asset-Backed Securities	2.0%

Collateralized Mortgage Obligations	1.8%

Foreign Government Securities	1.4%

Commercial Mortgage-Backed Securities	0.7%

Municipal Bonds	0.2%

Loan Participations	0.0%	#

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	-8.2%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Quality Bond PLUS Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A093-K 146471_K
Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Quality Bond PLUS Portfolio (Class K)

EQ/SMALL COMPANY INDEX PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Small Company Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$34	0.62%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,899,139,971

Number of Portfolio Holdings	1,978

Portfolio Turnover Rate	21%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Health Care	19.8%

Financials	18.4%

Industrials	14.8%

Information Technology	14.2%

Consumer Discretionary	9.3%

Real Estate	5.7%

Energy	5.7%

Materials	4.2%

Utilities	2.6%

Communication Services	2.4%

Consumer Staples	1.9%

Short-Term Investments	3.8%

Cash and Other Assets Less Liabilities	-2.8%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Small Company Index Portfolio (Class IB)

Additional Information

For additional information about the Portfolio,
including
its prospectus,
financial
statements
, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A094-B 146472_B
Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Small Company Index Portfolio (Class IB)

EQ/SMALL COMPANY INDEX PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Small Company Index Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$21	0.37%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,899,139,971

Number of Portfolio Holdings	1,978

Portfolio Turnover Rate	21%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Health Care	19.8%

Financials	18.4%

Industrials	14.8%

Information Technology	14.2%

Consumer Discretionary	9.3%

Real Estate	5.7%

Energy	5.7%

Materials	4.2%

Utilities	2.6%

Communication Services	2.4%

Consumer Staples	1.9%

Short-Term Investments	3.8%

Cash and Other Assets Less Liabilities	-2.8%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Small Company Index Portfolio (Class K)

Additional Information

For additional information about the Portfolio,
including
its prospectus, financial
statements
, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A094-K 146472_K
Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Small Company Index Portfolio (Class K)

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/T. Rowe Price Health Sciences Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$62	1.20%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$176,589,691

Number of Portfolio Holdings	173

Portfolio Turnover Rate	55%

What did the Portfolio invest in? (as of June 30, 2026)

Sector & Industry Weightings (as a % of Net Assets)

Health Care		99.5%

Biotechnology	36.5%

Pharmaceuticals	33.9%

Health Care Providers & Services	14.9%

Health Care Equipment & Supplies	7.7%

Life Sciences Tools & Services	6.4%

Health Care Technology	0.1%

Short-Term Investments		1.5%

Cash and Other Assets Less Liabilities		-1.0%

Top Holdings (as a % of Net Assets)

Eli Lilly & Co.	14.3%

Johnson & Johnson	6.3%

UnitedHealth Group, Inc.	6.0%

AbbVie, Inc.	5.3%

Merck & Co., Inc.	4.2%

Gilead Sciences, Inc.	3.0%

Thermo Fisher Scientific, Inc.	2.7%

Vertex Pharmaceuticals, Inc.	2.4%

Bristol-Myers Squibb Co.	2.2%

Abbott Laboratories	2.0%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/T. Rowe Price Health Sciences Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A096-B 158956_B
Semi-Annual Shareholder Report - June 30, 2026	2	EQ/T. Rowe Price Health Sciences Portfolio (Class IB)

EQ/VALUE EQUITY PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Value Equity Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$46	0.91%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,479,870,417

Number of Portfolio Holdings	47

Portfolio Turnover Rate	10%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	20.9%

Information Technology	18.1%

Materials	12.8%

Industrials	11.0%

Health Care	9.5%

Communication Services	6.3%

Consumer Discretionary	5.7%

Consumer Staples	5.5%

Utilities	4.1%

Energy	3.9%

Real Estate	1.4%

Short-Term Investments	0.4%

Cash and Other Assets Less Liabilities	0.4%

Top Holdings (as a % of Net Assets)

Parker-Hannifin Corp.	5.0%

Alphabet, Inc., Class C	4.3%

Corteva, Inc.	3.8%

Capital One Financial Corp.	3.2%

Microsoft Corp.	3.0%

US Bancorp	2.7%

Mitsubishi UFJ Financial Group, Inc. (ADR)	2.7%

Amgen, Inc.	2.7%

QUALCOMM, Inc.	2.7%

Martin Marietta Materials, Inc.	2.6%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Value Equity Portfolio (Class IB)

Additional Information

For additional
information
about the Portfolio,
including
its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or
scan
the adjacent
QR
code.

A098-B 146434_B
Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Value Equity Portfolio (Class IB)

EQ/VALUE EQUITY PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Value Equity Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$33	0.66%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,479,870,417

Number of Portfolio Holdings	47

Portfolio Turnover Rate	10%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Financials	20.9%

Information Technology	18.1%

Materials	12.8%

Industrials	11.0%

Health Care	9.5%

Communication Services	6.3%

Consumer Discretionary	5.7%

Consumer Staples	5.5%

Utilities	4.1%

Energy	3.9%

Real Estate	1.4%

Short-Term Investments	0.4%

Cash and Other Assets Less Liabilities	0.4%

Top Holdings (as a % of Net Assets)

Parker-Hannifin Corp.	5.0%

Alphabet, Inc., Class C	4.3%

Corteva, Inc.	3.8%

Capital One Financial Corp.	3.2%

Microsoft Corp.	3.0%

US Bancorp	2.7%

Mitsubishi UFJ Financial Group, Inc. (ADR)	2.7%

Amgen, Inc.	2.7%

QUALCOMM, Inc.	2.7%

Martin Marietta Materials, Inc.	2.6%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Value Equity Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the
adjacent
QR code.

A098-K 146434_K
Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Value Equity Portfolio (Class K)

EQ/WELLINGTON ENERGY PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Wellington Energy Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$64	1.19%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$167,283,722

Number of Portfolio Holdings	43

Portfolio Turnover Rate	14%

What did the Portfolio invest in? (as of June 30, 2026)

Sector & Industry Weightings (as a % of Net Assets)

Energy		87.5%

Oil, Gas & Consumable Fuels	82.5%

Energy Equipment & Services	5.0%

Utilities		11.5%

Multi-Utilities	6.8%

Electric Utilities	4.7%
Materials		0.6%
Metals & Mining	0.6%
Short-Term Investments		0.9%

Cash and Other Assets Less Liabilities		-0.5%

Top Holdings (as a % of Net Assets)

Shell plc (London Stock Exchange)	8.1%

Chevron Corp.	7.5%

Exxon Mobil Corp.	6.3%

Marathon Petroleum Corp.	6.0%

Diamondback Energy, Inc.	4.9%

Williams Cos., Inc. (The)	4.9%

Targa Resources Corp.	4.7%

EOG Resources, Inc.	4.5%

TotalEnergies SE (Paris Stock Exchange)	4.5%

Devon Energy Corp.	4.5%

Semi-Annual Shareholder Report - June 30, 2026	1	EQ/Wellington Energy Portfolio (Class IB)

Additional Information

For
additional
information
about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-
222
-2144,
or scan the adjacent QR code.

A099-B 158947_B
Semi-Annual Shareholder Report - June 30, 2026	2	EQ/Wellington Energy Portfolio (Class IB)

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (Class IA)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Multimanager Aggressive Equity Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IA	$50	0.97%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,948,062,941

Number of Portfolio Holdings	853

Portfolio Turnover Rate	97%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	49.9%

Communication Services	13.1%

Health Care	9.5%

Industrials	9.2%

Consumer Discretionary	8.3%

Financials	5.6%

Consumer Staples	0.7%

Energy	0.5%

Real Estate	0.3%

Materials	0.3%

Utilities	0.2%

Short-Term Investments	1.9%

Cash and Other Assets Less Liabilities	0.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	10.4%

Alphabet, Inc., Class A	6.7%

Apple, Inc.	4.7%

Broadcom, Inc.	3.8%

Eli Lilly & Co.	3.3%

Microsoft Corp.	3.1%

Meta Platforms, Inc., Class A	2.6%

Alphabet, Inc., Class C	2.3%

Advanced Micro Devices, Inc.	1.9%

Palo Alto Networks, Inc.	1.7%

Semi-Annual Shareholder Report - June 30, 2026	1	Multimanager Aggressive Equity Portfolio (Class IA)

Additional Information

For additional information about the
Portfolio
,
including
its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A103-A 146406_A
Semi-Annual Shareholder Report - June 30, 2026	2	Multimanager Aggressive Equity Portfolio (Class IA)

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Multimanager Aggressive Equity Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026.

You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$50	0.97%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,948,062,941

Number of Portfolio Holdings	853

Portfolio Turnover Rate	97%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	49.9%

Communication Services	13.1%

Health Care	9.5%

Industrials	9.2%

Consumer Discretionary	8.3%

Financials	5.6%

Consumer Staples	0.7%

Energy	0.5%

Real Estate	0.3%

Materials	0.3%

Utilities	0.2%

Short-Term Investments	1.9%

Cash and Other Assets Less Liabilities	0.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	10.4%

Alphabet, Inc., Class A	6.7%

Apple, Inc.	4.7%

Broadcom, Inc.	3.8%

Eli Lilly & Co.	3.3%

Microsoft Corp.	3.1%

Meta Platforms, Inc., Class A	2.6%

Alphabet, Inc., Class C	2.3%

Advanced Micro Devices, Inc.	1.9%

Palo Alto Networks, Inc.	1.7%

Semi-Annual Shareholder Report - June 30, 2026	1	Multimanager Aggressive Equity Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A103-B 146406_B
Semi-Annual Shareholder Report - June 30, 2026	2	Multimanager Aggressive Equity Portfolio (Class IB)

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Multimanager Aggressive Equity Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$37	0.72%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$1,948,062,941

Number of Portfolio Holdings	853

Portfolio Turnover Rate	97%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	49.9%

Communication Services	13.1%

Health Care	9.5%

Industrials	9.2%

Consumer Discretionary	8.3%

Financials	5.6%

Consumer Staples	0.7%

Energy	0.5%

Real Estate	0.3%

Materials	0.3%

Utilities	0.2%

Short-Term Investments	1.9%

Cash and Other Assets Less Liabilities	0.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	10.4%

Alphabet, Inc., Class A	6.7%

Apple, Inc.	4.7%

Broadcom, Inc.	3.8%

Eli Lilly & Co.	3.3%

Microsoft Corp.	3.1%

Meta Platforms, Inc., Class A	2.6%

Alphabet, Inc., Class C	2.3%

Advanced Micro Devices, Inc.	1.9%

Palo Alto Networks, Inc.	1.7%

Semi-Annual Shareholder Report - June 30, 2026	1	Multimanager Aggressive Equity Portfolio (Class K)

Additional Information

For additional
information
about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A103-K 146406_K
Semi-Annual Shareholder Report - June 30, 2026	2	Multimanager Aggressive Equity Portfolio (Class K)

MULTIMANAGER CORE BOND PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Multimanager Core Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$43	0.86%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$790,579,023

Number of Portfolio Holdings	2,967

Portfolio Turnover Rate	105%

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	32.3%

Corporate Bonds	25.5%

Mortgage-Backed Securities	21.6%

Collateralized Mortgage Obligations	11.9%

Asset-Backed Securities	8.3%

Commercial Mortgage-Backed Securities	6.7%

Foreign Government Securities	2.6%

Supranational	0.6%

U.S. Government Agency Securities	0.6%

Municipal Bonds	0.3%

Loan Participations	0.0%	#

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	-11.4%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2026	1	Multimanager Core Bond Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-
222
-2144,
or scan the adjacent QR code.

A104-B 146407_B
Semi-Annual Shareholder Report - June 30, 2026	2	Multimanager Core Bond Portfolio (Class IB)

MULTIMANAGER CORE BOND PORTFOLIO (Class K)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Multimanager Core Bond Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$31	0.61%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$790,579,023

Number of Portfolio Holdings	2,967

Portfolio Turnover Rate	105%

What did the Portfolio invest in? (as of June 30, 2026)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	32.3%

Corporate Bonds	25.5%

Mortgage-Backed Securities	21.6%

Collateralized Mortgage Obligations	11.9%

Asset-Backed Securities	8.3%

Commercial Mortgage-Backed Securities	6.7%

Foreign Government Securities	2.6%

Supranational	0.6%

U.S. Government Agency Securities	0.6%

Municipal Bonds	0.3%

Loan Participations	0.0%	#

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	-11.4%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2026	1	Multimanager Core Bond Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A104-K 146407_K
Semi-Annual Shareholder Report - June 30, 2026	2	Multimanager Core Bond Portfolio (Class K)

MULTIMANAGER TECHNOLOGY PORTFOLIO (Class IB)

Semi-Annual Shareholder Report - June 30, 2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Multimanager Technology Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$65	1.17%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$2,467,044,735

Number of Portfolio Holdings	375

Portfolio Turnover Rate	35%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	64.0%

Communication Services	10.0%

Consumer Discretionary	2.5%

Financials	1.2%

Industrials	0.6%

Real Estate	0.2%

Materials	0.2%

Energy	0.1%

Exchange Traded Funds	20.6%

Short-Term Investments	1.8%

Cash and Other Assets Less Liabilities	-1.2%

Top Holdings (as a % of Net Assets)

iShares Expanded Tech Sector ETF	7.0%

State Street Technology Select Sector SPDR ETF	6.8%

Vanguard Information Technology ETF	6.8%

NVIDIA Corp.	5.2%

Apple, Inc.	5.1%

Broadcom, Inc.	5.0%

Alphabet, Inc., Class A	4.8%

Microsoft Corp.	4.6%

Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%

Advanced Micro Devices, Inc.	3.0%

Semi-Annual Shareholder Report - June 30, 2026	1	Multimanager Technology Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A105-B 146416_B
Semi-Annual Shareholder Report - June 30, 2026	2	Multimanager Technology Portfolio (Class IB)

MULTIMANAGER TECHNOLOGY PORTFOLIO (Class K)

Semi-Annual Shareholder Report -
June
30,
2026
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Multimanager Technology Portfolio (the “Portfolio”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$51	0.92%

*	Annualized

Portfolio Statistics (as of June 30, 2026)

Net Assets	$2,467,044,735

Number of Portfolio Holdings	375

Portfolio Turnover Rate	35%

What did the Portfolio invest in? (as of June 30, 2026)

Sector Weightings (as a % of Net Assets)

Information Technology	64.0%

Communication Services	10.0%

Consumer Discretionary	2.5%

Financials	1.2%

Industrials	0.6%

Real Estate	0.2%

Materials	0.2%

Energy	0.1%

Exchange Traded Funds	20.6%

Short-Term Investments	1.8%

Cash and Other Assets Less Liabilities	-1.2%

Top Holdings (as a % of Net Assets)

iShares Expanded Tech Sector ETF	7.0%

State Street Technology Select Sector SPDR ETF	6.8%

Vanguard Information Technology ETF	6.8%

NVIDIA Corp.	5.2%

Apple, Inc.	5.1%

Broadcom, Inc.	5.0%

Alphabet, Inc., Class A	4.8%

Microsoft Corp.	4.6%

Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%

Advanced Micro Devices, Inc.	3.0%

Semi-Annual Shareholder Report - June 30 , 2026	1	Multimanager Technology Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com, call
1-877-222-2144,
or scan the adjacent QR code.

A105-K 146416_K
Semi-Annual Shareholder Report - June 30, 2026	2	Multimanager Technology Portfolio (Class K)

Item 1(b):

Not applicable.

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

EQ Advisors Trust

Semi-Annual Financial Statements

and Additional Information

June 30, 2026

EQ Advisors Trust Semi-Annual Report

June 30, 2026

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (6.0%)
Invesco DB Precious Metals Fund‡	82,090	$7,591,183
iShares Gold Trust*	273,500	20,651,985

Total Commodity		28,243,168

Equity (3.9%)
iShares China Large-Cap ETF (x)	55,285	1,746,453
iShares MSCI EAFE Small-Cap ETF (x)	88,370	7,270,200
State Street SPDR S&P Emerging Asia Pacific ETF	13,950	2,189,732
State Street SPDR S&P Emerging Markets Small Cap ETF (x)	34,845	2,589,165
Vanguard Global ex-U.S. Real Estate ETF	101,100	4,534,335

Total Equity		18,329,885

Fixed Income (2.0%)
iShares JP Morgan USD Emerging Markets Bond ETF (x)	96,160	9,273,670

Total Exchange Traded Funds (11.9%) (Cost $29,576,894)		55,846,723

INVESTMENT COMPANIES:
Alternatives (14.5%)
1290 VT Convertible Securities Portfolio‡	1,163,614	15,813,512
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	1,741,058	25,767,661
1290 VT Natural Resources Portfolio‡	639,798	8,048,656
1290 VT Real Estate Portfolio‡	2,771,964	18,405,843

Total Alternatives		68,035,672

Equity (54.5%)
1290 Avantis® U.S. Large Cap Growth Fund‡	397,783	9,065,478
1290 VT Equity Income Portfolio‡	1,801,428	9,727,710
1290 VT GAMCO Small Company Value Portfolio‡	368,939	34,680,302
1290 VT SmartBeta Equity ESG Portfolio‡	579,105	11,668,964
EQ/AB Small Cap Growth Portfolio‡	1,833,599	39,275,686
EQ/Emerging Markets Equity PLUS Portfolio‡	737,194	10,770,400
EQ/International Equity Index Portfolio‡	826,983	12,537,061
EQ/Invesco Comstock Portfolio‡	748,257	18,302,378
EQ/Janus Enterprise Portfolio*‡	198,268	4,877,390
EQ/JPMorgan Growth Stock Portfolio*‡	233,060	18,964,086
EQ/JPMorgan Value Opportunities Portfolio‡	814,194	18,099,524
EQ/Loomis Sayles Growth Portfolio*‡	1,438,338	16,886,083
EQ/MFS International Growth Portfolio‡	4,193,768	34,850,214
EQ/Value Equity Portfolio‡	672,474	16,448,710

Total Equity		256,153,986

Fixed Income (18.8%)
1290 Diversified Bond Fund‡	891,202	7,601,957
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,136,409	9,954,941
1290 VT High Yield Bond Portfolio‡	1,497,515	13,792,109
EQ/Core Plus Bond Portfolio‡	5,256,403	18,292,282
EQ/Intermediate Government Bond Portfolio‡	488,190	4,759,851
EQ/PIMCO Global Real Return Portfolio‡	2,223,965	17,591,566
EQ/PIMCO Ultra Short Bond Portfolio‡	851,139	8,562,459
Multimanager Core Bond Portfolio‡	908,204	7,865,048

Total Fixed Income		88,420,213

Total Investment Companies (87.8%) (Cost $359,209,856)		412,609,871

SHORT-TERM INVESTMENTS:
Investment Companies (1.7%)
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	8,216,731	8,216,731

Total Short-Term Investments (1.7%) (Cost $8,216,731)		8,216,731

Total Investments in Securities (101.4%) (Cost $397,003,481)		476,673,325
Other Assets Less Liabilities (-1.4%)		(6,702,017)

Net Assets (100%)		$469,971,308

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $17,080,151. This was collateralized by $9,453,868 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.250%, maturing 8/13/26 – 5/15/56 and by cash of $8,216,731 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis® U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Commodity
Invesco DB Precious Metals Fund	82,090	10,794,022	—	(2,822,880)	1,920,570	(2,300,529)	7,591,183	—	—
INVESTMENT COMPANIES:
Alternatives
1290 VT Convertible Securities Portfolio	1,163,614	13,686,398	21,874	(766,369)	14,455	2,857,154	15,813,512	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	1,741,058	25,454,855	40,622	(1,423,257)	63,894	1,631,547	25,767,661	—	—
1290 VT Natural Resources Portfolio	639,798	7,498,189	12,499	(437,925)	88,044	887,849	8,048,656	—	—
1290 VT Real Estate Portfolio	2,771,964	17,205,561	508,123	(985,332)	11,485	1,666,006	18,405,843	—	—
Equity
1290 Avantis® U.S. Large Cap Growth Fund	397,783	8,977,756	14,062	(492,666)	94,120	472,206	9,065,478	—	—
1290 VT Equity Income Portfolio	1,801,428	9,189,228	14,061	(492,666)	28,166	988,921	9,727,710	—	—
1290 VT GAMCO Small Company Value Portfolio	368,939	29,483,100	45,308	(1,587,478)	128,188	6,611,184	34,680,302	—	—
1290 VT SmartBeta Equity ESG Portfolio	579,105	11,926,435	18,748	(656,888)	(2,127)	382,796	11,668,964	—	—
EQ/AB Small Cap Growth Portfolio	1,833,599	34,081,330	51,558	(1,806,441)	1,024	6,948,215	39,275,686	—	—
EQ/Emerging Markets Equity PLUS Portfolio	737,194	9,087,774	15,624	(547,406)	108,652	2,105,756	10,770,400	—	—
EQ/International Equity Index Portfolio	826,983	12,092,778	18,748	(656,888)	101,596	980,827	12,537,061	—	—
EQ/Invesco Comstock Portfolio	748,257	17,369,683	26,560	(930,591)	39,720	1,797,006	18,302,378	—	—
EQ/Janus Enterprise Portfolio*	198,268	4,667,238	6,251	(218,963)	1,159	421,705	4,877,390	—	—
EQ/JPMorgan Growth Stock Portfolio*	233,060	18,710,092	29,685	(1,040,072)	614	1,263,767	18,964,086	—	—
EQ/JPMorgan Value Opportunities Portfolio	814,194	17,403,919	26,560	(930,591)	32,689	1,566,947	18,099,524	—	—
EQ/Loomis Sayles Growth Portfolio*	1,438,338	18,645,542	29,685	(1,040,072)	(32,619)	(716,453)	16,886,083	—	—
EQ/MFS International Growth Portfolio	4,193,768	36,145,494	56,246	(1,970,663)	(4,642)	623,779	34,850,214	—	—
EQ/Value Equity Portfolio	672,474	17,020,909	26,560	(930,591)	7,955	323,877	16,448,710	—	—
Fixed Income
1290 Diversified Bond Fund	891,202	7,815,479	50,892	(437,925)	(469)	173,980	7,601,957	54,249	—
1290 VT DoubleLine Opportunistic Bond Portfolio	1,136,409	9,653,012	735,624	(547,406)	1,912	111,799	9,954,941	—	—
1290 VT High Yield Bond Portfolio	1,497,515	13,185,949	1,221,873	(766,369)	1,393	149,263	13,792,109	—	—
EQ/Core Plus Bond Portfolio	5,256,403	18,981,260	29,684	(1,040,072)	(10,924)	332,334	18,292,282	—	—
EQ/Intermediate Government Bond Portfolio	488,190	5,010,691	7,811	(273,703)	909	14,143	4,759,851	—	—
EQ/PIMCO Global Real Return Portfolio	2,223,965	18,203,423	28,123	(985,332)	8,236	337,116	17,591,566	—	—
EQ/PIMCO Ultra Short Bond Portfolio	851,139	8,857,365	14,061	(492,666)	12	183,687	8,562,459	—	—
Multimanager Core Bond Portfolio	908,204	8,260,825	133,852	(437,925)	5,344	(97,048)	7,865,048	158,994	—

Total		409,408,307	3,184,694	(24,719,137)	2,609,356	29,717,834	420,201,054	213,243	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

*	Non-income producing.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$55,846,723	$—	$—	$55,846,723
Investment Companies
Investment Companies	412,609,871	—	—	412,609,871
Short-Term Investments
Investment Companies	8,216,731	—	—	8,216,731

Total Assets	$476,673,325	$—	$—	$476,673,325

Total Liabilities	$—	$—	$—	$—

Total	$476,673,325	$—	$—	$476,673,325

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,184,694
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$26,118,660

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$94,467,777
Aggregate gross unrealized depreciation	(19,617,430)

Net unrealized appreciation	$74,850,347

Federal income tax cost of investments in securities and derivative instruments, if applicable	$401,822,978

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $361,861,683)	$420,201,054
Unaffiliated Issuers (Cost $35,141,798)	56,472,271
Cash	952,872
Receivable for securities sold	931,659
Receivable for Portfolio shares sold	63,673
Dividends, interest and other receivables	56,891
Securities lending income receivable	4,366
Other assets	4,818

Total assets	478,687,604

LIABILITIES
Payable for return of collateral on securities loaned	8,216,731
Payable for Portfolio shares repurchased	175,637
Distribution fees payable – Class IB	95,993
Administrative fees payable	48,237
Investment management fees payable	38,653
Accrued expenses	141,045

Total liabilities	8,716,296

Commitments and contingent liabilities^
NET ASSETS	$469,971,308

Net assets were comprised of:
Paid in capital	$378,565,808
Total distributable earnings (loss)	91,405,500

Net assets	$469,971,308

Class IB
Net asset value, offering and redemption price per share, $466,850,743 / 21,393,120 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.82

Class K
Net asset value, offering and redemption price per share, $3,120,565 / 143,893 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.69

(x)	Includes value of securities on loan of $17,080,151.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends ($213,243 of dividend income received from affiliates)	$574,636
Interest	32,851
Securities lending (net)	25,111

Total income	632,598

EXPENSES
Distribution fees – Class IB	577,839
Administrative fees	289,710
Investment management fees	232,720
Custodian fees	85,476
Professional fees	26,360
Printing and mailing expenses	18,058
Trustees’ fees	7,275
Miscellaneous	8,472

Total expenses	1,245,910

NET INVESTMENT INCOME (LOSS)	(613,312)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($2,609,356 realized gain (loss) from affiliates)	2,880,893
Net change in unrealized appreciation (depreciation) on investments in securities ($29,717,834 of change in unrealized appreciation (depreciation) from affiliates)	28,479,450

NET REALIZED AND UNREALIZED GAIN (LOSS)	31,360,343

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,747,031

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(613,312)	$6,667,429
Net realized gain (loss)	2,880,893	26,291,440
Net change in unrealized appreciation (depreciation)	28,479,450	38,090,743

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	30,747,031	71,049,612

Distributions to shareholders:
Class IB	—	(33,239,967)
Class K	—	(247,516)

Total distributions to shareholders	—	(33,487,483)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 369,749 and 946,381 shares, respectively ]	7,857,141	18,867,651
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,610,933 shares, respectively ]	—	33,239,967
Capital shares repurchased [ (1,431,268) and (3,136,229) shares, respectively ]	(30,519,676)	(62,705,451)

Total Class IB transactions	(22,662,535)	(10,597,833)

Class K
Capital shares sold [ 4,458 and 21,498 shares, respectively ]	93,907	423,123
Capital shares issued in reinvestment of dividends and distributions [ 0 and 12,079 shares, respectively ]	—	247,516
Capital shares repurchased [ (26,483) and (34,265) shares, respectively ]	(553,626)	(664,749)

Total Class K transactions	(459,719)	5,890

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(23,122,254)	(10,591,943)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,624,777	26,970,186
NET ASSETS:
Beginning of period	462,346,531	435,376,345

End of period	$469,971,308	$462,346,531

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$20.44		$18.77	$17.73	$16.10	$20.69	$22.38

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.30	0.28	0.20	0.22	0.26
Net realized and unrealized gain (loss)	1.41		2.92	1.71	2.04	(3.25)	2.09

Total from investment operations	1.38		3.22	1.99	2.24	(3.03)	2.35

Less distributions:
Dividends from net investment income	—		(0.42)	(0.44)	(0.28)	(0.23)	(0.85)
Distributions from net realized gains	—		(1.13)	(0.51)	(0.33)	(1.33)	(3.19)

Total dividends and distributions	—		(1.55)	(0.95)	(0.61)	(1.56)	(4.04)

Net asset value, end of period	$21.82		$20.44	$18.77	$17.73	$16.10	$20.69

Total return (b)(y)	6.75%		17.18%	11.16%	14.15%	(14.46)%	10.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$466,851		$458,980	$432,272	$391,027	$373,194	$454,964
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	0.54%		0.54%	0.54%	0.55%	0.53%	0.53%
Before waivers (a)(f)	0.54%		0.54%	0.54%	0.55%	0.53%	0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)(x)	(0.27)%		1.49%	1.48%	1.18%	1.23%	1.12%
Before waivers (a)(g)(x)	(0.27)%		1.49%	1.48%	1.18%	1.23%	1.12%
Portfolio turnover rate^	1	%(z)	12%	12%	10%	15%	14%

Class K	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$20.29		$18.63	$17.60	$15.99	$20.56	$22.26

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.36	0.35	0.23	0.28	0.32
Net realized and unrealized gain (loss)	1.40		2.90	1.68	2.04	(3.25)	2.07

Total from investment operations	1.40		3.26	2.03	2.27	(2.97)	2.39

Less distributions:
Dividends from net investment income	—		(0.47)	(0.49)	(0.33)	(0.27)	(0.90)
Distributions from net realized gains	—		(1.13)	(0.51)	(0.33)	(1.33)	(3.19)

Total dividends and distributions	—		(1.60)	(1.00)	(0.66)	(1.60)	(4.09)

Net asset value, end of period	$21.69		$20.29	$18.63	$17.60	$15.99	$20.56

Total return (b)(y)	6.90%		17.53%	11.46%	14.39%	(14.24)%	11.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,121		$3,366	$3,104	$2,467	$2,332	$2,530
Ratio of expenses to average net assets:
After waivers (a)(f)(k)	0.29%		0.29%	0.29%	0.30%	0.28%	0.28%
Before waivers (a)(f)	0.29%		0.29%	0.29%	0.30%	0.28%	0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)(x)	(0.02)%		1.79%	1.87%	1.37%	1.57%	1.37%
Before waivers (a)(g)(x)	(0.02)%		1.79%	1.87%	1.37%	1.57%	1.37%
Portfolio turnover rate^	1	%(z)	12%	12%	10%	15%	14%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.21%, 1.22%, 1.23%, 1.24%, 1.21% and 1.21% for Class IB for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(k)

Including direct and indirect expenses, the net expense ratio after waivers would be 0.96%, 0.97%, 0.98%, 0.99%, 0.96% and 0.96% for Class K for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (10.6%)
EQ/2000 Managed Volatility Portfolio‡	1,581,770	$40,271,876
EQ/400 Managed Volatility Portfolio‡	400,536	10,445,983
EQ/500 Managed Volatility Portfolio‡	3,065,118	102,313,649
EQ/International Managed Volatility Portfolio‡	1,301,018	23,496,388

Total Equity		176,527,896

Fixed Income (89.5%)
EQ/Intermediate Corporate Bond Portfolio‡	15,962,534	160,263,842
EQ/Intermediate Government Bond Portfolio‡	114,252,307	1,113,959,995
EQ/Long-Term Bond Portfolio‡	33,235,737	223,676,507

Total Fixed Income		1,497,900,344

Total Investments in Securities (100.1%) (Cost $1,637,847,231)		1,674,428,240
Other Assets Less Liabilities (-0.1%)		(1,016,532)

Net Assets (100%)		$1,673,411,708

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	1,581,770	40,023,760	2,593,165	(10,767,892)	2,440,923	5,981,920	40,271,876	—	—
EQ/400 Managed Volatility Portfolio	400,536	9,152,139	259,315	(531,789)	32,810	1,533,508	10,445,983	—	—
EQ/500 Managed Volatility Portfolio	3,065,118	108,858,495	6,482,914	(23,619,730)	2,259,960	8,332,010	102,313,649	—	—
EQ/International Managed Volatility Portfolio	1,301,018	25,747,415	1,555,899	(6,115,735)	1,645,399	663,410	23,496,388	—	—
Fixed Income
EQ/Intermediate Corporate Bond Portfolio	15,962,534	169,336,299	9,335,395	(19,144,411)	155,368	581,191	160,263,842	—	—
EQ/Intermediate Government Bond Portfolio	114,252,307	1,165,717,234	87,021,821	(142,519,501)	787,621	2,952,820	1,113,959,995	—	—
EQ/Long-Term Bond Portfolio	33,235,737	234,715,308	15,178,091	(28,716,616)	29,464	2,470,260	223,676,507	—	—

Total		1,753,550,650	122,426,600	(231,415,674)	7,351,545	22,515,119	1,674,428,240	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$1,674,428,240	$—	$—	$1,674,428,240

Total Assets	$1,674,428,240	$—	$—	$1,674,428,240

Total Liabilities	$—	$—	$—	$—

Total	$1,674,428,240	$—	$—	$1,674,428,240

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$122,426,600
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$231,415,674

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77,234,534
Aggregate gross unrealized depreciation	(41,902,043)

Net unrealized appreciation	$35,332,491

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,639,095,749

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $1,637,847,231)	$1,674,428,240
Receivable for securities sold	1,348,293
Receivable for Portfolio shares sold	161,775
Dividends, interest and other receivables	292
Other assets	25,383

Total assets	1,675,963,983

LIABILITIES
Overdraft payable	1,257,107
Payable for Portfolio shares repurchased	436,267
Distribution fees payable – Class IB	344,712
Administrative fees payable	172,072
Investment management fees payable	133,706
Accrued expenses	208,411

Total liabilities	2,552,275

Commitments and contingent liabilities^
NET ASSETS	$1,673,411,708

Net assets were comprised of:
Paid in capital	$1,618,501,997
Total distributable earnings (loss)	54,909,711

Net assets	$1,673,411,708

Class IB
Net asset value, offering and redemption price per share, $1,673,411,708 / 183,832,317 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.10

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest	$15,628

Total income	15,628

EXPENSES
Distribution fees – Class IB	2,138,379
Administrative fees	1,064,700
Investment management fees	828,383
Custodian fees	98,654
Professional fees	46,480
Printing and mailing expenses	43,206
Trustees’ fees	26,990
Miscellaneous	16,715

Total expenses	4,263,507

NET INVESTMENT INCOME (LOSS)	(4,247,879)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	7,351,545
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	22,515,119

NET REALIZED AND UNREALIZED GAIN (LOSS)	29,866,664

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,618,785

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(4,247,879)	$50,447,303
Net realized gain (loss)	7,351,545	28,829,034
Net change in unrealized appreciation (depreciation)	22,515,119	44,822,788

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	25,618,785	124,099,125

Distributions to shareholders:
Class IB	—	(81,475,363)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 13,619,599 and 47,832,559 shares, respectively ]	121,854,822	425,570,796
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,021,437 shares, respectively ]	—	81,475,363
Capital shares repurchased [ (25,064,809) and (69,209,033) shares, respectively ]	(226,608,791)	(628,268,844)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(104,753,969)	(121,222,685)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(79,135,184)	(78,598,923)
NET ASSETS:
Beginning of period	1,752,546,892	1,831,145,815

End of period	$1,673,411,708	$1,752,546,892

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.97		$8.82	$9.00	$8.66	$9.68	$10.06

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.24	0.21	0.19	0.11	0.05
Net realized and unrealized gain (loss)	0.15		0.34	0.04	0.40	(0.99)	(0.05)

Total from investment operations	0.13		0.58	0.25	0.59	(0.88)	— #

Less distributions:
Dividends from net investment income	—		(0.27)	(0.25)	(0.21)	(0.08)	(0.07)
Distributions from net realized gains	—		(0.16)	(0.18)	(0.04)	(0.06)	(0.31)

Total dividends and distributions	—		(0.43)	(0.43)	(0.25)	(0.14)	(0.38)

Net asset value, end of period	$9.10		$8.97	$8.82	$9.00	$8.66	$9.68

Total return (b)(y)	1.45%		6.56%	2.81%	6.80%	(9.09)%	0.02%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,673,412		$1,752,547	$1,831,146	$2,256,208	$2,437,281	$932,729
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	0.50%		0.50%	0.51%	0.51%	0.49%	0.49%
Before waivers (a)(f)(x)	0.50%		0.50%	0.51%	0.52%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)(x)	(0.50)%		2.66%	2.27%	2.14%	1.18%	0.49%
Before waivers (a)(g)(x)	(0.50)%		2.66%	2.27%	2.14%	1.18%	0.49%
Portfolio turnover rate^	7	%(z)	27%	21%	74%	60%	26%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 0.89%, 0.90%, 0.92%, 0.92%, 0.90% and 0.91% for Class IB for the period ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.5%)
EQ/2000 Managed Volatility Portfolio‡	987,898	$25,151,888
EQ/400 Managed Volatility Portfolio‡	240,633	6,275,709
EQ/500 Managed Volatility Portfolio‡	1,896,827	63,316,096
EQ/International Managed Volatility Portfolio‡	817,715	14,767,938

Total Equity		109,511,631

Fixed Income (79.1%)
EQ/AB Short Duration Government Bond Portfolio‡	3,678,033	36,780,330
EQ/Core Bond Index Portfolio‡	17,161,534	163,377,801
EQ/Intermediate Corporate Bond Portfolio‡	8,143,734	81,763,088
EQ/Intermediate Government Bond Portfolio‡	8,462,543	82,509,794
EQ/Long-Term Bond Portfolio‡	8,677,498	$58,399,561

Total Fixed Income		422,830,574

Total Investments in Securities (99.6%) (Cost $510,207,275)		532,342,205
Other Assets Less Liabilities (0.4%)		2,212,080

Net Assets (100%)		$534,554,285

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	987,898	24,279,515	2,118,661	(6,234,015)	1,311,621	3,676,106	25,151,888	—	—
EQ/400 Managed Volatility Portfolio	240,633	5,590,489	470,813	(718,670)	1,785	931,292	6,275,709	—	—
EQ/500 Managed Volatility Portfolio	1,896,827	65,477,003	5,649,761	(13,874,040)	1,601,644	4,461,728	63,316,096	—	—
EQ/International Managed Volatility Portfolio	817,715	15,513,147	1,412,439	(3,506,010)	630,968	717,394	14,767,938	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	3,678,033	37,307,804	4,095,693	(5,030,690)	1,015	406,508	36,780,330	—	—
EQ/Core Bond Index Portfolio	17,161,534	165,855,320	18,929,810	(21,919,436)	2,083	510,024	163,377,801	—	—
EQ/Intermediate Corporate Bond Portfolio	8,143,734	84,522,932	8,067,607	(11,139,385)	18,283	293,651	81,763,088	—	—
EQ/Intermediate Government Bond Portfolio	8,462,543	86,104,483	7,297,608	(11,139,385)	(117,328)	364,416	82,509,794	—	—
EQ/Long-Term Bond Portfolio	8,677,498	57,043,647	8,638,948	(7,905,370)	3,646	618,690	58,399,561	—	—

Total		541,694,340	56,681,340	(81,467,001)	3,453,717	11,979,809	532,342,205	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$532,342,205	$—	$—	$532,342,205

Total Assets	$532,342,205	$—	$—	$532,342,205

Total Liabilities	$—	$—	$—	$—

Total	$532,342,205	$—	$—	$532,342,205

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$56,681,340
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$81,467,001

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,574,208
Aggregate gross unrealized depreciation	(41,921,896)

Net unrealized appreciation	$21,652,312

Federal income tax cost of investments in securities and derivative instruments, if applicable	$510,689,893

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $510,207,275)	$532,342,205
Cash	976,495
Receivable for Portfolio shares sold	2,367,310
Dividends, interest and other receivables	1,657
Other assets	5,467

Total assets	535,693,134

LIABILITIES
Payable for securities purchased	542,941
Payable for Portfolio shares repurchased	335,945
Distribution fees payable – Class IB	109,760
Administrative fees payable	54,790
Investment management fees payable	43,904
Accrued expenses	51,509

Total liabilities	1,138,849

Commitments and contingent liabilities^
NET ASSETS	$534,554,285

Net assets were comprised of:
Paid in capital	$500,925,043
Total distributable earnings (loss)	33,629,242

Net assets	$534,554,285

Class IB
Net asset value, offering and redemption price per share, $534,554,285 / 44,598,394 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.99

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest	$9,552

Total income	9,552

EXPENSES
Distribution fees – Class IB	663,542
Administrative fees	330,404
Investment management fees	265,415
Custodian fees	32,012
Professional fees	28,114
Printing and mailing expenses	16,891
Trustees’ fees	8,363
Miscellaneous	4,977

Total expenses	1,349,718

NET INVESTMENT INCOME (LOSS)	(1,340,166)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	3,453,717
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	11,979,809

NET REALIZED AND UNREALIZED GAIN (LOSS)	15,433,526

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,093,360

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,340,166)	$15,099,788
Net realized gain (loss)	3,453,717	11,529,978
Net change in unrealized appreciation (depreciation)	11,979,809	14,315,907

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,093,360	40,945,673

Distributions to shareholders:
Class IB	—	(30,641,382)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 6,649,438 and 10,022,480 shares, respectively ]	78,418,323	117,976,403
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,599,462 shares, respectively ]	—	30,641,382
Capital shares repurchased [ (8,440,531) and (15,914,819) shares, respectively ]	(99,425,059)	(186,429,232)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(21,006,736)	(37,811,447)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,913,376)	(27,507,156)
NET ASSETS:
Beginning of period	541,467,661	568,974,817

End of period	$534,554,285	$541,467,661

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.67		$11.45	$11.39	$10.72	$12.72	$12.95

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.33	0.29	0.18	0.11	0.07
Net realized and unrealized gain (loss)	0.35		0.57	0.26	0.70	(1.67)	0.25

Total from investment operations	0.32		0.90	0.55	0.88	(1.56)	0.32

Less distributions:
Dividends from net investment income	—		(0.35)	(0.36)	(0.19)	(0.12)	(0.14)
Distributions from net realized gains	—		(0.33)	(0.13)	(0.02)	(0.32)	(0.41)

Total dividends and distributions	—		(0.68)	(0.49)	(0.21)	(0.44)	(0.55)

Net asset value, end of period	$11.99		$11.67	$11.45	$11.39	$10.72	$12.72

Total return (b)(y)	2.74%		7.86%	4.80%	8.23%	(12.26)%	2.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$534,554		$541,468	$568,975	$612,887	$618,222	$837,813
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	0.51%		0.52%	0.51%	0.52%	0.50%	0.50%
Before waivers (a)(f)(x)	0.51%		0.52%	0.51%	0.52%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)(x)	(0.50)%		2.77%	2.49%	1.59%	0.91%	0.56%
Before waivers (a)(g)(x)	(0.50)%		2.77%	2.49%	1.59%	0.91%	0.56%
Portfolio turnover rate^	11	%(z)	20%	20%	30%	17%	27%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 0.93%, 0.95%, 0.95%, 0.94%, 0.95% and 0.94% for Class IB for year ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (40.6%)
EQ/2000 Managed Volatility Portfolio‡	4,133,016	$105,226,581
EQ/400 Managed Volatility Portfolio‡	745,931	19,453,872
EQ/500 Managed Volatility Portfolio‡	7,516,590	250,903,775
EQ/International Managed Volatility Portfolio‡	3,236,842	58,457,375

Total Equity		434,041,603

Fixed Income (59.4%)
EQ/AB Short Duration Government Bond Portfolio‡	5,783,866	57,838,656
EQ/Core Bond Index Portfolio‡	24,386,732	232,161,686
EQ/Intermediate Corporate Bond Portfolio‡	11,604,578	116,509,959
EQ/Intermediate Government Bond Portfolio‡	11,894,915	115,975,421
EQ/Long-Term Bond Portfolio‡	16,624,498	111,882,874

Total Fixed Income		634,368,596

Total Investments in Securities (100.0%) (Cost $895,406,163)		1,068,410,199
Other Assets Less Liabilities (0.0%)†		139,608

Net Assets (100%)		$1,068,549,807

†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	4,133,016	101,067,246	462,249	(16,991,085)	4,293,764	16,394,407	105,226,581	—	—
EQ/400 Managed Volatility Portfolio	745,931	17,597,606	77,042	(1,131,848)	8,629	2,902,443	19,453,872	—	—
EQ/500 Managed Volatility Portfolio	7,516,590	258,374,890	1,232,664	(32,334,560)	2,310,956	21,319,825	250,903,775	—	—
EQ/International Managed Volatility Portfolio	3,236,842	61,166,346	308,168	(8,302,390)	2,034,486	3,250,765	58,457,375	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	5,783,866	59,160,598	2,182,486	(4,150,108)	96	645,584	57,838,656	—	—
EQ/Core Bond Index Portfolio	24,386,732	236,410,810	11,204,263	(16,223,148)	46,722	723,039	232,161,686	—	—
EQ/Intermediate Corporate Bond Portfolio	11,604,578	118,570,064	5,764,972	(8,300,215)	25,375	449,763	116,509,959	—	—
EQ/Intermediate Government Bond Portfolio	11,894,915	118,236,125	5,664,972	(8,300,215)	27,690	346,849	115,975,421	—	—
EQ/Long-Term Bond Portfolio	16,624,498	112,142,110	6,439,291	(7,922,933)	12,758	1,211,648	111,882,874	—	—

Total		1,082,725,795	33,336,107	(103,656,502)	8,760,476	47,244,323	1,068,410,199	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$1,068,410,199	$—	$—	$1,068,410,199

Total Assets	$1,068,410,199	$—	$—	$1,068,410,199

Total Liabilities	$—	$—	$—	$—

Total	$1,068,410,199	$—	$—	$1,068,410,199

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$33,336,107
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$103,656,502

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$237,180,121
Aggregate gross unrealized depreciation	(66,646,787)

Net unrealized appreciation	$170,533,334

Federal income tax cost of investments in securities and derivative instruments, if applicable	$897,876,865

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $895,406,163)	$1,068,410,199
Cash	77,248
Receivable for securities sold	729,879
Receivable for Portfolio shares sold	30,861
Dividends, interest and other receivables	795
Other assets	10,915

Total assets	1,069,259,897

LIABILITIES
Payable for Portfolio shares repurchased	237,778
Distribution fees payable – Class IB	219,205
Administrative fees payable	109,422
Investment management fees payable	87,272
Accrued expenses	56,413

Total liabilities	710,090

Commitments and contingent liabilities^
NET ASSETS	$1,068,549,807

Net assets were comprised of:
Paid in capital	$857,540,596
Total distributable earnings (loss)	211,009,211

Net assets	$1,068,549,807

Class IB
Net asset value, offering and redemption price per share, $1,068,549,807 / 73,166,479 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.60

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest	$6,678

Total income	6,678

EXPENSES
Distribution fees – Class IB	1,325,350
Administrative fees	659,950
Investment management fees	527,567
Professional fees	36,241
Custodian fees	29,222
Printing and mailing expenses	28,577
Trustees’ fees	16,703
Miscellaneous	9,186

Total expenses	2,632,796

NET INVESTMENT INCOME (LOSS)	(2,626,118)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	8,760,476
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	47,244,323

NET REALIZED AND UNREALIZED GAIN (LOSS)	56,004,799

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$53,378,681

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,626,118)	$24,623,993
Net realized gain (loss)	8,760,476	44,652,851
Net change in unrealized appreciation (depreciation)	47,244,323	25,355,904

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	53,378,681	94,632,748

Distributions to shareholders:
Class IB	—	(83,765,495)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,411,055 and 6,756,609 shares, respectively ]	34,216,125	95,089,901
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,951,616 shares, respectively ]	—	83,765,495
Capital shares repurchased [ (7,244,795) and (17,129,115) shares , respectively]	(102,209,305)	(238,637,281)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(67,993,180)	(59,781,885)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,614,499)	(48,914,632)
NET ASSETS:
Beginning of period	1,083,164,306	1,132,078,938

End of period	$1,068,549,807	$1,083,164,306

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.89		$13.74	$13.60	$12.55	$15.72	$15.67

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.32	0.31	0.20	0.12	0.09
Net realized and unrealized gain (loss)	0.74		0.95	0.74	1.24	(2.40)	1.01

Total from investment operations	0.71		1.27	1.05	1.44	(2.28)	1.10

Less distributions:
Dividends from net investment income	—		(0.35)	(0.40)	(0.21)	(0.13)	(0.25)
Distributions from net realized gains	—		(0.77)	(0.51)	(0.18)	(0.76)	(0.80)

Total dividends and distributions	—		(1.12)	(0.91)	(0.39)	(0.89)	(1.05)

Net asset value, end of period	$14.60		$13.89	$13.74	$13.60	$12.55	$15.72

Total return (b)(y)	5.11%		9.32%	7.66%	11.55%	(14.46)%	7.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,068,550		$1,083,164	$1,132,079	$1,151,179	$1,106,575	$1,595,539
Ratio of expenses to average net assets (a)(f)(j)	0.50%		0.50%	0.50%	0.50%	0.49%	0.48%
Ratio of net investment income (loss) to average net assets (a)(g)(x)	(0.50)%		2.29%	2.21%	1.49%	0.84%	0.57%
Portfolio turnover rate^	3	%(z)	15%	16%	26%	16%	22%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 0.96%, 0.97%, 0.97%, 0.97%, 0.96% and 0.95% for Class IB for period ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(x)	Recognition of net investment income is affected by the timing of dividend declarations by any underlying funds in which the Portfolio invests.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (50.6%)
EQ/2000 Managed Volatility Portfolio‡	15,209,829	$387,242,258
EQ/400 Managed Volatility Portfolio‡	2,540,863	66,265,697
EQ/500 Managed Volatility Portfolio‡	27,324,393	912,088,251
EQ/International Managed Volatility Portfolio‡	11,756,512	212,322,599

Total Equity		1,577,918,805

Fixed Income (49.4%)
EQ/AB Short Duration Government Bond Portfolio‡	12,247,727	122,477,269
EQ/Core Bond Index Portfolio‡	58,069,285	552,819,596
EQ/Intermediate Corporate Bond Portfolio‡	27,570,974	276,812,583
EQ/Intermediate Government Bond Portfolio‡	28,217,599	275,121,590
EQ/Long-Term Bond Portfolio‡	46,099,491	310,249,576

Total Fixed Income		1,537,480,614

Total Investments in Securities (100.0%) (Cost $2,469,367,951)		3,115,399,419
Other Assets Less Liabilities (0.0%)†		(42,439)

Net Assets (100%)		$3,115,356,980

†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	15,209,829	365,323,275	612,134	(54,161,101)	(577,649)	76,045,599	387,242,258	—	—
EQ/400 Managed Volatility Portfolio	2,540,863	60,559,404	111,297	(4,374,746)	(2,433)	9,972,175	66,265,697	—	—
EQ/500 Managed Volatility Portfolio	27,324,393	933,883,283	1,669,459	(109,046,185)	4,510,888	81,070,806	912,088,251	—	—
EQ/International Managed Volatility Portfolio	11,756,512	220,517,601	417,365	(27,780,296)	6,096,826	13,071,103	212,322,599	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	12,247,727	123,898,245	5,972,593	(8,749,491)	1,143	1,354,779	122,477,269	—	—
EQ/Core Bond Index Portfolio	58,069,285	558,507,801	30,723,851	(38,279,025)	120,391	1,746,578	552,819,596	—	—
EQ/Intermediate Corporate Bond Portfolio	27,570,974	279,133,519	16,200,839	(19,686,356)	77,149	1,087,432	276,812,583	—	—
EQ/Intermediate Government Bond Portfolio	28,217,599	279,708,631	14,200,839	(19,686,356)	71,078	827,398	275,121,590	—	—
EQ/Long-Term Bond Portfolio	46,099,491	308,107,233	20,556,485	(21,873,728)	69,243	3,390,343	310,249,576	—	—

Total		3,129,638,992	90,464,862	(303,637,284)	10,366,636	188,566,213	3,115,399,419	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$3,115,399,419	$—	$—	$3,115,399,419

Total Assets	$3,115,399,419	$—	$—	$3,115,399,419

Total Liabilities	$—	$—	$—	$—

Total	$3,115,399,419	$—	$—	$3,115,399,419

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$90,464,862
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$303,637,285

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$813,279,267
Aggregate gross unrealized depreciation	(173,182,634)

Net unrealized appreciation	$640,096,633

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,475,302,786

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $2,469,367,951)	$3,115,399,419
Receivable for securities sold	3,281,729
Receivable for Portfolio shares sold	228,289
Dividends, interest and other receivables	186,314
Other assets	31,626

Total assets	3,119,127,377

LIABILITIES
Overdraft payable	1,461,017
Payable for Portfolio shares repurchased	1,014,281
Distribution fees payable – Class IB	637,646
Administrative fees payable	318,297
Investment management fees payable	239,826
Accrued expenses	99,330

Total liabilities	3,770,397

Commitments and contingent liabilities^
NET ASSETS	$3,115,356,980

Net assets were comprised of:
Paid in capital	$2,350,941,303
Total distributable earnings (loss)	764,415,677

Net assets	$3,115,356,980

Class IB
Net asset value, offering and redemption price per share, $3,115,356,980 / 183,414,609 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.99

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest	$8,848

Total income	8,848

EXPENSES
Distribution fees – Class IB	3,836,132
Administrative fees	1,910,212
Investment management fees	1,442,993
Printing and mailing expenses	72,986
Professional fees	67,823
Trustees’ fees	48,349
Custodian fees	33,628
Miscellaneous	24,816

Total expenses	7,436,939

NET INVESTMENT INCOME (LOSS)	(7,428,091)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($10,366,636 realized gain (loss) from affiliates)	10,374,711

Change in unrealized appreciation (depreciation) on:
Investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	188,566,213
Foreign currency translations	(5,245)

Net change in unrealized appreciation (depreciation)	188,560,968

NET REALIZED AND UNREALIZED GAIN (LOSS)	198,935,679

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$191,507,588

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(7,428,091)	$63,545,684
Net realized gain (loss)	10,374,711	156,706,428
Net change in unrealized appreciation (depreciation)	188,560,968	76,766,759

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	191,507,588	297,018,871

Distributions to shareholders:
Class IB	—	(266,513,870)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 4,252,920 and 9,730,525 shares, respectively ]	69,736,123	156,862,696
Capital shares issued in reinvestment of dividends and distributions [ 0 and 16,471,133 shares, respectively ]	—	266,513,870
Capital shares repurchased [ (16,897,831) and (35,011,888) shares, respectively ]	(275,337,716)	(560,652,614)

Total Class IB transactions	(205,601,593)	(137,276,048)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(205,601,593)	(137,276,048)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,094,005)	(106,771,047)
NET ASSETS:
Beginning of period	3,129,450,985	3,236,222,032

End of period	$3,115,356,980	$3,129,450,985

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.96		$15.80	$15.52	$14.05	$17.65	$17.07

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.33	0.33	0.21	0.13	0.12
Net realized and unrealized gain (loss)	1.07		1.25	1.10	1.63	(2.89)	1.48

Total from investment operations	1.03		1.58	1.43	1.84	(2.76)	1.60

Less distributions:
Dividends from net investment income	—		(0.37)	(0.44)	(0.23)	(0.14)	(0.32)
Distributions from net realized gains	—		(1.05)	(0.71)	(0.14)	(0.70)	(0.70)

Total dividends and distributions	—		(1.42)	(1.15)	(0.37)	(0.84)	(1.02)

Net asset value, end of period	$16.99		$15.96	$15.80	$15.52	$14.05	$17.65

Total return (b)(y)	6.45%		10.05%	9.16%	13.22%	(15.57)%	9.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,115,357		$3,129,451	$3,236,222	$3,266,439	$3,124,608	$4,414,758
Ratio of expenses to average net assets (a)(f)(j)	0.48%		0.49%	0.49%	0.49%	0.49%	0.48	%(h)
Ratio of net investment income (loss) to average net assets (a)(g)(x)	(0.48)%		2.03%	2.03%	1.42%	0.82%	0.65%
Portfolio turnover rate^	3	%(z)	15%	16%	21%	13%	24%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 0.96%, 0.97%, 0.98%, 0.98%, 0.98% and 0.97% for Class IB for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(h)	Includes Interest Expense of less than 0.005%.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (60.7%)
EQ/2000 Managed Volatility Portfolio‡	30,022,292	$764,367,557
EQ/400 Managed Volatility Portfolio‡	4,823,829	125,805,466
EQ/500 Managed Volatility Portfolio‡	53,593,253	1,788,942,780
EQ/International Managed Volatility Portfolio‡	23,031,330	415,945,816

Total Equity		3,095,061,619

Fixed Income (39.3%)
EQ/AB Short Duration Government Bond Portfolio‡	12,545,300	125,453,000
EQ/Core Bond Index Portfolio‡	76,249,680	725,896,958
EQ/Intermediate Corporate Bond Portfolio‡	36,132,290	362,768,195
EQ/Intermediate Government Bond Portfolio‡	37,181,272	362,517,406
EQ/Long-Term Bond Portfolio‡	63,835,455	429,612,611

Total Fixed Income		2,006,248,170

Total Investments in Securities (100.0%) (Cost $3,664,592,736)		5,101,309,789
Other Assets Less Liabilities (0.0%)†		(2,167,130)

Net Assets (100%)		$5,099,142,659

†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	30,022,292	717,239,719	57,031	(101,405,004)	18,419,438	130,056,373	764,367,557	—	—
EQ/400 Managed Volatility Portfolio	4,823,829	117,133,184	10,968	(10,462,501)	89,106	19,034,709	125,805,466	—	—
EQ/500 Managed Volatility Portfolio	53,593,253	1,839,813,395	157,930	(218,885,010)	33,085,458	134,771,007	1,788,942,780	—	—
EQ/International Managed Volatility Portfolio	23,031,330	433,218,447	39,482	(55,040,002)	13,065,606	24,662,283	415,945,816	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	12,545,300	127,168,695	7,360,968	(10,462,501)	812	1,385,026	125,453,000	—	—
EQ/Core Bond Index Portfolio	76,249,680	735,215,058	46,761,418	(58,590,004)	215,513	2,294,973	725,896,958	—	—
EQ/Intermediate Corporate Bond Portfolio	36,132,290	368,162,295	23,381,806	(30,341,252)	137,803	1,427,543	362,768,195	—	—
EQ/Intermediate Government Bond Portfolio	37,181,272	368,119,687	23,531,805	(30,341,252)	117,164	1,090,002	362,517,406	—	—
EQ/Long-Term Bond Portfolio	63,835,455	428,541,526	31,737,287	(35,572,502)	200,972	4,705,328	429,612,611	—	—

Total		5,134,612,006	133,038,695	(551,100,028)	65,331,872	319,427,244	5,101,309,789	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$5,101,309,789	$—	$—	$5,101,309,789

Total Assets	$5,101,309,789	$—	$—	$5,101,309,789

Total Liabilities	$—	$—	$—	$—

Total	$5,101,309,789	$—	$—	$5,101,309,789

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$133,038,695
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$551,100,028

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,671,195,398
Aggregate gross unrealized depreciation	(240,642,207)

Net unrealized appreciation	$1,430,553,191

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,670,756,598

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $3,664,592,736)	$5,101,309,789
Receivable for securities sold	6,303,110
Receivable for Portfolio shares sold	300,866
Dividends, interest and other receivables	1,664
Other assets	51,842

Total assets	5,107,967,271

LIABILITIES
Payable for Portfolio shares repurchased	4,034,686
Overdraft payable	2,669,075
Distribution fees payable – Class IB	1,045,522
Administrative fees payable	521,899
Investment management fees payable	386,484
Accrued expenses	166,946

Total liabilities	8,824,612

Commitments and contingent liabilities^
NET ASSETS	$5,099,142,659

Net assets were comprised of:
Paid in capital	$3,374,436,427
Total distributable earnings (loss)	1,724,706,232

Net assets	$5,099,142,659

Class IB
Net asset value, offering and redemption price per share, $5,099,142,659 / 285,848,214 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.84

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest	$14,267

Total income	14,267

EXPENSES
Distribution fees – Class IB	6,282,139
Administrative fees	3,128,247
Investment management fees	2,322,426
Printing and mailing expenses	116,268
Professional fees	97,587
Trustees’ fees	79,239
Custodian fees	32,519
Miscellaneous	41,274

Total expenses	12,099,699

NET INVESTMENT INCOME (LOSS)	(12,085,432)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	65,331,872
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	319,427,244

NET REALIZED AND UNREALIZED GAIN (LOSS)	384,759,116

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$372,673,684

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(12,085,432)	$90,370,157
Net realized gain (loss)	65,331,872	320,556,000
Net change in unrealized appreciation (depreciation)	319,427,244	113,209,243

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	372,673,684	524,135,400

Distributions to shareholders:
Class IB	—	(509,727,815)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,754,578 and 8,708,812 shares, respectively ]	47,204,428	146,280,312
Capital shares issued in reinvestment of dividends and distributions [ 0 and 30,319,938 shares, respectively ]	—	509,727,815
Capital shares repurchased [ (26,739,546) and (57,253,901) shares, respectively ]	(454,712,556)	(956,809,039)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(407,508,128)	(300,800,912)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(34,834,444)	(286,393,327)
NET ASSETS:
Beginning of period	5,133,977,103	5,420,370,430

End of period	$5,099,142,659	$5,133,977,103

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$16.57		$16.52	$16.25	$14.71	$19.35	$18.86

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.29	0.31	0.21	0.13	0.11
Net realized and unrealized gain (loss)	1.31		1.48	1.44	1.95	(3.34)	2.10

Total from investment operations	1.27		1.77	1.75	2.16	(3.21)	2.21

Less distributions:
Dividends from net investment income	—		(0.34)	(0.44)	(0.23)	(0.15)	(0.40)
Distributions from net realized gains	—		(1.38)	(1.04)	(0.39)	(1.28)	(1.32)

Total dividends and distributions	—		(1.72)	(1.48)	(0.62)	(1.43)	(1.72)

Net asset value, end of period	$17.84		$16.57	$16.52	$16.25	$14.71	$19.35

Total return (b)(y)	7.66%		10.83%	10.76%	14.86%	(16.51)%	11.91%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,099,143		$5,133,977	$5,420,370	$5,554,683	$5,311,101	$7,448,672
Ratio of expenses to average net assets (a)(f)(j)	0.48%		0.48%	0.49%	0.49%	0.48%	0.47%
Ratio of net investment income (loss) to average net assets (a)(g)(x)	(0.48)%		1.75%	1.82%	1.33%	0.79%	0.56%
Portfolio turnover rate^	3	%(z)	14%	16%	17%	12%	20%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 0.98%, 0.98%, 1.00%, 1.00%, 0.98% and 0.97% for Class IB for period ended June 2026 and the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (70.7%)
EQ/2000 Managed Volatility Portfolio‡	32,868,365	$836,828,583
EQ/400 Managed Volatility Portfolio‡	4,706,703	122,750,827
EQ/500 Managed Volatility Portfolio‡	57,860,336	1,931,378,003
EQ/International Managed Volatility Portfolio‡	24,801,702	447,918,740

Total Equity		3,338,876,153

Fixed Income (29.3%)
EQ/AB Short Duration Government Bond Portfolio‡	9,113,127	91,131,268
EQ/Core Bond Index Portfolio‡	51,287,560	488,257,572
EQ/Intermediate Corporate Bond Portfolio‡	24,368,914	244,663,895
EQ/Intermediate Government Bond Portfolio‡	25,031,859	244,060,625
EQ/Long-Term Bond Portfolio‡	46,952,094	315,987,592

Total Fixed Income		1,384,100,952

Total Investments in Securities (100.0%) (Cost $3,309,197,939)		4,722,977,105
Other Assets Less Liabilities (0.0%)†		(820,420)

Net Assets (100%)		$4,722,156,685

†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	32,868,365	764,465,724	4,144	(88,213,538)	4,231,303	156,340,950	836,828,583	—	—
EQ/400 Managed Volatility Portfolio	4,706,703	113,547,899	735	(9,441,112)	46,073	18,597,232	122,750,827	—	—
EQ/500 Managed Volatility Portfolio	57,860,336	1,951,403,525	11,162	(200,683,241)	5,896,521	174,750,036	1,931,378,003	—	—
EQ/International Managed Volatility Portfolio	24,801,702	456,638,663	2,807	(48,997,881)	8,562,131	31,713,020	447,918,740	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	9,113,127	91,489,167	5,500,535	(6,866,263)	4,707	1,003,122	91,131,268	—	—
EQ/Core Bond Index Portfolio	51,287,560	484,860,585	36,902,739	(35,189,598)	77,886	1,605,960	488,257,572	—	—
EQ/Intermediate Corporate Bond Portfolio	24,368,914	243,022,374	18,601,403	(18,023,940)	50,893	1,013,165	244,663,895	—	—
EQ/Intermediate Government Bond Portfolio	25,031,859	242,968,964	18,301,403	(18,023,940)	54,557	759,641	244,060,625	—	—
EQ/Long-Term Bond Portfolio	46,952,094	309,544,243	26,001,805	(23,173,638)	84,927	3,530,255	315,987,592	—	—

Total		4,657,941,144	105,326,733	(448,613,151)	19,008,998	389,313,381	4,722,977,105	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$4,722,977,105	$—	$—	$4,722,977,105

Total Assets	$4,722,977,105	$—	$—	$4,722,977,105

Total Liabilities	$—	$—	$—	$—

Total	$4,722,977,105	$—	$—	$4,722,977,105

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$105,326,733
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$448,613,151

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,568,294,770
Aggregate gross unrealized depreciation	(158,659,166)

Net unrealized appreciation	$1,409,635,604

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,313,341,501

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $3,309,197,939)	$4,722,977,105
Receivable for securities sold	3,332,769
Receivable for Portfolio shares sold	315,787
Dividends, interest and other receivables	546
Other assets	47,864

Total assets	4,726,674,071

LIABILITIES
Payable for Portfolio shares repurchased	1,636,865
Distribution fees payable – Class IB	966,218
Overdraft payable	901,276
Administrative fees payable	482,312
Investment management fees payable	358,115
Accrued expenses	172,600

Total liabilities	4,517,386

Commitments and contingent liabilities^
NET ASSETS	$4,722,156,685

Net assets were comprised of:
Paid in capital	$3,059,620,847
Total distributable earnings (loss)	1,662,535,838

Net assets	$4,722,156,685

Class IB
Net asset value, offering and redemption price per share, $4,722,156,685 / 223,091,840 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.17

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest	$6,148

Total income	6,148

EXPENSES
Distribution fees – Class IB	5,767,043
Administrative fees	2,871,817
Investment management fees	2,138,136
Printing and mailing expenses	106,988
Professional fees	91,037
Trustees’ fees	72,348
Custodian fees	33,988
Miscellaneous	36,831

Total expenses	11,118,188

NET INVESTMENT INCOME (LOSS)	(11,112,040)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	19,008,998
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	389,313,381

NET REALIZED AND UNREALIZED GAIN (LOSS)	408,322,379

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$397,210,339

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(11,112,040)	$69,708,617
Net realized gain (loss)	19,008,998	323,140,162
Net change in unrealized appreciation (depreciation)	389,313,381	104,187,244

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	397,210,339	497,036,023

Distributions to shareholders:
Class IB	—	(471,939,748)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,707,140 and 8,701,024 shares, respectively ]	34,173,717	168,940,819
Capital shares issued in reinvestment of dividends and distributions [ 0 and 23,957,356 shares, respectively ]	—	471,939,748
Capital shares repurchased [ (18,312,190) and (37,855,338) shares, respectively ]	(367,529,687)	(737,979,463)

Total Class IB transactions	(333,355,970)	(97,098,896)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(333,355,970)	(97,098,896)

TOTAL INCREASE (DECREASE) IN NET ASSETS	63,854,369	(72,002,621)
NET ASSETS:
Beginning of period	4,658,302,316	4,730,304,937

End of period	$4,722,156,685	$4,658,302,316

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$19.43		$19.32	$18.57	$16.53	$21.99	$20.84

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.05)		0.30	0.33	0.22	0.14	0.13
Net realized and unrealized gain (loss)	1.79		1.89	1.98	2.47	(3.99)	2.81

Total from investment operations	1.74		2.19	2.31	2.69	(3.85)	2.94

Less distributions:
Dividends from net investment income	—		(0.36)	(0.48)	(0.25)	(0.16)	(0.51)
Distributions from net realized gains	—		(1.72)	(1.08)	(0.40)	(1.45)	(1.28)

Total dividends and distributions	—		(2.08)	(1.56)	(0.65)	(1.61)	(1.79)

Net asset value, end of period	$21.17		$19.43	$19.32	$18.57	$16.53	$21.99

Total return (b)(y)	8.96%		11.44%	12.42%	16.47%	(17.40)%	14.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,722,157		$4,658,302	$4,730,305	$4,682,529	$4,360,770	$6,010,718
Ratio of expenses to average net assets (a)(f)(j)	0.48%		0.48%	0.49%	0.49%	0.48%	0.47%
Ratio of net investment income (loss) to average net assets (a)(g)(x)	(0.48)%		1.52%	1.64%	1.26%	0.75%	0.56%
Portfolio turnover rate^	2	%(z)	14%	17%	15%	11%	19%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 0.99%, 1.00%, 1.01%, 1.02%, 1.00% and 0.99% for Class IB for period ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (80.8%)
EQ/2000 Managed Volatility Portfolio‡	47,750,539	$1,215,728,721
EQ/400 Managed Volatility Portfolio‡	6,466,929	168,657,502
EQ/500 Managed Volatility Portfolio‡	83,627,815	2,791,496,458
EQ/International Managed Volatility Portfolio‡	35,707,464	644,876,804

Total Equity		4,820,759,485

Fixed Income (19.3%)
EQ/AB Short Duration Government Bond Portfolio‡	7,152,900	71,529,005
EQ/Core Bond Index Portfolio‡	42,250,653	402,226,218
EQ/Intermediate Corporate Bond Portfolio‡	20,059,049	201,392,847
EQ/Intermediate Government Bond Portfolio‡	20,609,528	200,942,895
EQ/Long-Term Bond Portfolio‡	40,966,434	275,704,098

Total Fixed Income		1,151,795,063

Total Investments in Securities (100.1%) (Cost $4,448,774,682)		5,972,554,548
Other Assets Less Liabilities (-0.1%)		(4,613,731)

Net Assets (100%)		$5,967,940,817

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	47,750,539	1,071,671,106	1,262,449	(86,401,523)	4,197,405	224,999,284	1,215,728,721	—	—
EQ/400 Managed Volatility Portfolio	6,466,929	152,948,330	216,420	(9,874,547)	35,839	25,331,460	168,657,502	—	—
EQ/500 Managed Volatility Portfolio	83,627,815	2,746,952,199	3,462,715	(217,892,748)	1,668,812	257,305,480	2,791,496,458	—	—
EQ/International Managed Volatility Portfolio	35,707,464	635,644,117	865,679	(48,498,187)	5,132,945	51,732,250	644,876,804	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	7,152,900	69,476,827	5,390,176	(4,114,395)	1,020	775,377	71,529,005	—	—
EQ/Core Bond Index Portfolio	42,250,653	388,978,660	33,268,910	(21,394,851)	15,061	1,358,438	402,226,218	—	—
EQ/Intermediate Corporate Bond Portfolio	20,059,049	194,679,649	17,352,490	(11,520,305)	16,603	864,410	201,392,847	—	—
EQ/Intermediate Government Bond Portfolio	20,609,528	194,544,775	17,252,490	(11,520,305)	1,890	664,045	200,942,895	—	—
EQ/Long-Term Bond Portfolio	40,966,434	262,333,591	25,842,664	(15,634,699)	10,481	3,152,061	275,704,098	—	—

Total		5,717,229,254	104,913,993	(426,851,560)	11,080,056	566,182,805	5,972,554,548	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$5,972,554,548	$—	$—	$5,972,554,548

Total Assets	$5,972,554,548	$—	$—	$5,972,554,548

Total Liabilities	$—	$—	$—	$—

Total	$5,972,554,548	$—	$—	$5,972,554,548

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$104,913,993
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$426,851,560

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,632,131,157
Aggregate gross unrealized depreciation	(118,759,702)

Net unrealized appreciation	$1,513,371,455

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,459,183,093

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $4,448,774,682)	$5,972,554,548
Receivable for securities sold	4,535,739
Receivable for Portfolio shares sold	617,971
Dividends, interest and other receivables	201
Other assets	59,969

Total assets	5,977,768,428

LIABILITIES
Payable for Portfolio shares repurchased	4,359,837
Overdraft payable	2,896,045
Distribution fees payable – Class IB	1,218,755
Administrative fees payable	608,372
Investment management fees payable	447,116
Accrued expenses	297,486

Total liabilities	9,827,611

Commitments and contingent liabilities^
NET ASSETS	$5,967,940,817

Net assets were comprised of:
Paid in capital	$4,118,753,271
Total distributable earnings (loss)	1,849,187,546

Net assets	$5,967,940,817

Class IB
Net asset value, offering and redemption price per share, $5,967,940,817 / 308,198,653 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.36

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest	$5,616

Total income	5,616

EXPENSES
Distribution fees – Class IB	7,178,164
Administrative fees	3,574,655
Investment management fees	2,636,353
Printing and mailing expenses	131,568
Professional fees	108,230
Trustees’ fees	89,480
Custodian fees	60,060
Miscellaneous	43,657

Total expenses	13,822,167

NET INVESTMENT INCOME (LOSS)	(13,816,551)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	11,080,056
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	566,182,805

NET REALIZED AND UNREALIZED GAIN (LOSS)	577,262,861

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$563,446,310

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(13,816,551)	$70,696,153
Net realized gain (loss)	11,080,056	444,827,958
Net change in unrealized appreciation (depreciation)	566,182,805	121,689,308

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	563,446,310	637,213,419

Distributions to shareholders:
Class IB	—	(578,511,341)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 4,555,514 and 19,247,057 shares, respectively ]	82,665,061	336,242,144
Capital shares issued in reinvestment of dividends and distributions [ 0 and 32,512,730 shares, respectively ]	—	578,511,341
Capital shares repurchased [ (21,582,077) and (45,264,449) shares, respectively ]	(393,658,583)	(795,414,137)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(310,993,522)	119,339,348

TOTAL INCREASE (DECREASE) IN NET ASSETS	252,452,788	178,041,426
NET ASSETS:
Beginning of period	5,715,488,029	5,537,446,603

End of period	$5,967,940,817	$5,715,488,029

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$17.57		$17.37	$16.14	$14.15	$19.04	$17.63

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.23	0.26	0.18	0.11	0.11
Net realized and unrealized gain (loss)	1.83		1.86	2.02	2.36	(3.62)	2.81

Total from investment operations	1.79		2.09	2.28	2.54	(3.51)	2.92

Less distributions:
Dividends from net investment income	—		(0.28)	(0.40)	(0.20)	(0.13)	(0.48)
Distributions from net realized gains	—		(1.61)	(0.65)	(0.35)	(1.25)	(1.03)

Total dividends and distributions	—		(1.89)	(1.05)	(0.55)	(1.38)	(1.51)

Net asset value, end of period	$19.36		$17.57	$17.37	$16.14	$14.15	$19.04

Total return (b)(y)	10.19%		12.17%	14.11%	18.17%	(18.34)%	16.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,967,941		$5,715,488	$5,537,447	$5,135,217	$4,604,592	$6,110,815
Ratio of expenses to average net assets (a)(f)(j)	0.48%		0.48%	0.49%	0.49%	0.48%	0.47%
Ratio of net investment income (loss) to average net assets (a)(g)(x)	(0.48)%		1.28%	1.49%	1.20%	0.71%	0.58%
Portfolio turnover rate^	2	%(z)	13%	13%	11%	8%	16%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.01%, 1.01%, 1.03%, 1.03%, 1.01% and 1.00% for Class IB for period ended June 30, 2026 and the year ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.7%)
1290 Avantis® U.S. Large Cap Growth Fund‡	89,752	$2,045,451
1290 VT Equity Income Portfolio‡	379,619	2,049,943
1290 VT GAMCO Small Company Value Portfolio‡	17,607	1,655,103
1290 VT Micro Cap Portfolio‡	125,581	1,997,988
ATM International Managed Volatility Portfolio‡	621,390	8,115,357
ATM Large Cap Managed Volatility Portfolio‡	2,434,431	37,295,477
ATM Mid Cap Managed Volatility Portfolio‡	1,367,412	12,388,755
ATM Small Cap Managed Volatility Portfolio‡	324,164	4,450,775
EQ/AB Small Cap Growth Portfolio‡	110,269	2,361,954
EQ/American Century Mid Cap Value Portfolio‡	90,544	2,187,542
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	427,532	6,006,826
EQ/Global Equity Managed Volatility Portfolio‡	149,263	2,903,168
EQ/International Core Managed Volatility Portfolio‡	145,321	1,956,026
EQ/International Equity Index Portfolio‡	75,439	1,143,651
EQ/International Value Managed Volatility Portfolio‡	188,797	3,015,089
EQ/Janus Enterprise Portfolio*‡	173,939	4,278,907
EQ/JPMorgan Growth Stock Portfolio*‡	47,274	3,846,719
EQ/JPMorgan Value Opportunities Portfolio‡	91,773	2,040,115
EQ/Large Cap Core Managed Volatility Portfolio‡	593,675	6,797,578
EQ/Large Cap Value Managed Volatility Portfolio‡	124,933	2,574,866
EQ/Loomis Sayles Growth Portfolio*‡	281,048	3,299,499
EQ/MFS International Growth Portfolio‡	265,063	2,202,674
EQ/Morgan Stanley Small Cap Growth Portfolio‡	135,112	1,522,715
EQ/Value Equity Portfolio‡	81,961	2,004,773

Total Equity		118,140,951

Fixed Income (79.1%)
1290 Diversified Bond Fund‡	2,674,363	22,812,313
1290 VT DoubleLine Opportunistic Bond Portfolio‡	3,859,827	33,812,082
1290 VT High Yield Bond Portfolio‡	973,739	8,968,137
EQ/Core Bond Index Portfolio‡	9,440,394	89,872,548
EQ/Core Plus Bond Portfolio‡	7,786,887	27,098,367
EQ/Intermediate Government Bond Portfolio‡	11,350,165	110,664,112
EQ/Long-Term Bond Portfolio‡	5,202,532	35,013,040
EQ/PIMCO Ultra Short Bond Portfolio‡	5,153,661	51,845,830
EQ/Quality Bond PLUS Portfolio‡	3,429,895	26,890,377
Multimanager Core Bond Portfolio‡	5,185,879	44,909,713

Total Fixed Income		451,886,519

Total Investments in Securities (99.8%) (Cost $574,580,385)		570,027,470
Other Assets Less Liabilities (0.2%)		864,522

Net Assets (100%)		$570,891,992

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis® U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	89,752	2,158,971	15,658	(263,823)	60,662	73,983	2,045,451	—	—
1290 VT Equity Income Portfolio	379,619	2,365,621	26,095	(578,038)	147,253	89,012	2,049,943	—	—
1290 VT GAMCO Small Company Value Portfolio	17,607	1,452,638	13,048	(136,519)	16,413	309,523	1,655,103	—	—
1290 VT Micro Cap Portfolio	125,581	1,698,916	13,047	(211,519)	16,582	480,962	1,997,988	—	—
ATM International Managed Volatility Portfolio	621,390	8,683,494	70,455	(1,387,202)	285,655	462,955	8,115,357	—	—
ATM Large Cap Managed Volatility Portfolio	2,434,431	40,332,305	336,613	(7,027,187)	580,898	3,072,848	37,295,477	—	—
ATM Mid Cap Managed Volatility Portfolio	1,367,412	11,658,144	101,766	(1,264,847)	139,957	1,753,735	12,388,755	—	—
ATM Small Cap Managed Volatility Portfolio	324,164	4,497,743	26,094	(973,038)	96,317	803,659	4,450,775	—	—
EQ/AB Small Cap Growth Portfolio	110,269	2,541,987	26,094	(673,038)	194,794	272,117	2,361,954	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/American Century Mid Cap Value Portfolio	90,544	2,194,959	15,657	(263,823)	37,595	203,154	2,187,542	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	427,532	6,049,705	46,969	(491,468)	50,539	351,081	6,006,826	—	—
EQ/Global Equity Managed Volatility Portfolio	149,263	3,128,786	26,094	(623,038)	188,047	183,279	2,903,168	—	—
EQ/International Core Managed Volatility Portfolio	145,321	2,044,248	15,656	(288,823)	118,420	66,525	1,956,026	—	—
EQ/International Equity Index Portfolio	75,439	1,047,844	—	—	—	95,807	1,143,651	—	—
EQ/International Value Managed Volatility Portfolio	188,797	3,072,766	26,094	(273,038)	63,674	125,593	3,015,089	—	—
EQ/Janus Enterprise Portfolio*	173,939	4,572,072	39,142	(709,557)	89,824	287,426	4,278,907	—	—
EQ/JPMorgan Growth Stock Portfolio*	47,274	3,886,567	31,313	(327,645)	(2,505)	258,989	3,846,719	—	—
EQ/JPMorgan Value Opportunities Portfolio	91,773	2,351,806	26,095	(533,038)	170,973	24,279	2,040,115	—	—
EQ/Large Cap Core Managed Volatility Portfolio	593,675	7,319,775	65,235	(1,232,594)	203,007	442,155	6,797,578	—	—
EQ/Large Cap Value Managed Volatility Portfolio	124,933	3,021,213	33,922	(809,949)	453,367	(123,687)	2,574,866	—	—
EQ/Loomis Sayles Growth Portfolio*	281,048	3,746,153	31,312	(327,645)	54,414	(204,735)	3,299,499	—	—
EQ/MFS International Growth Portfolio	265,063	2,457,852	31,313	(327,645)	95,993	(54,839)	2,202,674	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	135,112	1,434,814	13,047	(136,519)	336	211,037	1,522,715	—	—
EQ/Value Equity Portfolio	81,961	2,332,184	26,094	(398,038)	170,304	(125,771)	2,004,773	—	—
Fixed Income
1290 Diversified Bond Fund	2,674,363	24,025,856	444,929	(2,184,302)	(254,788)	780,618	22,812,313	163,758	—
1290 VT DoubleLine Opportunistic Bond Portfolio	3,859,827	35,694,278	993,128	(3,276,453)	(118,878)	520,007	33,812,082	—	—
1290 VT High Yield Bond Portfolio	973,739	9,659,066	83,501	(873,721)	(16,808)	116,099	8,968,137	—	—
EQ/Core Bond Index Portfolio	9,440,394	96,156,686	2,155,009	(8,737,208)	87,948	210,113	89,872,548	—	—
EQ/Core Plus Bond Portfolio	7,786,887	28,473,480	765,502	(2,621,162)	(121,875)	602,422	27,098,367	—	—
EQ/Intermediate Government Bond Portfolio	11,350,165	116,457,254	4,309,400	(10,457,346)	(195,241)	550,045	110,664,112	—	—
EQ/Long-Term Bond Portfolio	5,202,532	37,058,055	963,566	(3,385,668)	(512,938)	890,025	35,013,040	—	—
EQ/PIMCO Ultra Short Bond Portfolio	5,153,661	55,011,512	730,132	(5,023,895)	63,078	1,065,003	51,845,830	—	—
EQ/Quality Bond PLUS Portfolio	3,429,895	28,636,824	765,502	(2,621,162)	(100,198)	209,411	26,890,377	—	—
Multimanager Core Bond Portfolio	5,185,879	47,833,730	1,963,810	(4,368,604)	(270,110)	(249,113)	44,909,713	911,250	—

Total		603,057,304	14,231,292	(62,807,552)	1,792,709	13,753,717	570,027,470	1,075,008	—

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$570,027,470	$—	$—	$570,027,470

Total Assets	$570,027,470	$—	$—	$570,027,470

Total Liabilities	$—	$—	$—	$—

Total	$570,027,470	$—	$—	$570,027,470

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$14,231,292
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$62,807,552

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,243,666
Aggregate gross unrealized depreciation	(56,117,141)

Net unrealized depreciation	$(5,873,475)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$575,900,945

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $574,580,385)	$570,027,470
Cash	923,255
Receivable for securities sold	380,564
Dividends, interest and other receivables	265,182
Receivable for Portfolio shares sold	16,987
Other assets	5,928

Total assets	571,619,386

LIABILITIES
Payable for Portfolio shares repurchased	403,294
Distribution fees payable – Class IB	117,070
Administrative fees payable	58,744
Investment management fees payable	24,945
Accrued expenses	123,341

Total liabilities	727,394

Commitments and contingent liabilities^
NET ASSETS	$570,891,992

Net assets were comprised of:
Paid in capital	$566,785,021
Total distributable earnings (loss)	4,106,971

Net assets	$570,891,992

Class IB
Net asset value, offering and redemption price per share, $567,923,037 / 66,718,836 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.51

Class K
Net asset value, offering and redemption price per share, $2,968,955 / 349,419 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.50

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (All of dividend income received from affiliates)	$1,075,008
Interest	15,975

Total income	1,090,983

EXPENSES
Distribution fees – Class IB	719,700
Administrative fees	360,577
Investment management fees	289,669
Custodian fees	110,498
Professional fees	29,570
Printing and mailing expenses	19,420
Trustees’ fees	9,218
Miscellaneous	5,710

Gross expenses	1,544,362
Less: Waiverfrom investment manager	(139,380)

Net expenses	1,404,982

NET INVESTMENT INCOME (LOSS)	(313,999)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	1,792,709
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	13,753,717

NET REALIZED AND UNREALIZED GAIN (LOSS)	15,546,426

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,232,427

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(313,999)	$17,622,374
Net realized gain (loss)	1,792,709	10,116,633
Net change in unrealized appreciation (depreciation)	13,753,717	17,510,818

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,232,427	45,249,825

Distributions to shareholders:
Class IB	—	(32,194,516)
Class K	—	(222,982)

Total distributions to shareholders	—	(32,417,498)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,136,934 and 9,360,318 shares, respectively ]	26,261,290	78,264,756
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,847,889 shares, respectively ]	—	32,194,516
Capital shares repurchased [ (8,288,350) and (20,753,790) shares, respectively ]	(69,417,920)	(173,623,332)

Total Class IB transactions	(43,156,630)	(63,164,060)

Class K
Capital shares sold [ 4,906 and 61,739 shares, respectively ]	41,004	516,502
Capital shares issued in reinvestment of dividends and distributions [ 0 and 26,706 shares, respectively ]	—	222,982
Capital shares repurchased [ (124,405) and (172,942) shares, respectively ]	(1,043,868)	(1,443,567)

Total Class K transactions	(1,002,864)	(704,083)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(44,159,494)	(63,868,143)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(28,927,067)	(51,035,816)
NET ASSETS:
Beginning of period	599,819,059	650,854,875

End of period	$570,891,992	$599,819,059

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.29		$8.14	$8.18	$7.82	$9.45	$9.69

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.24	0.22	0.17	0.11	0.08
Net realized and unrealized gain (loss)	0.22		0.37	0.16	0.45	(1.31)	0.18

Total from investment operations	0.22		0.61	0.38	0.62	(1.20)	0.26

Less distributions:
Dividends from net investment income	—		(0.26)	(0.26)	(0.19)	(0.12)	(0.14)
Distributions from net realized gains	—		(0.20)	(0.16)	(0.07)	(0.31)	(0.36)

Total dividends and distributions	—		(0.46)	(0.42)	(0.26)	(0.43)	(0.50)

Net asset value, end of period	$8.51		$8.29	$8.14	$8.18	$7.82	$9.45

Total return (b)(y)	2.65%		7.48%	4.61%	8.02%	(12.62)%	2.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$567,923		$595,943	$646,364	$729,932	$787,249	$1,021,690
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	0.49%		0.48%	0.47%	0.47%	0.48%	0.48%
Before waivers (a)(f)	0.53%		0.53%	0.53%	0.54%	0.51%	0.50%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)(x)	(0.11)%		2.81%	2.63%	2.14%	1.28%	0.73%
Before waivers (a)(g)(x)	(0.16)%		2.76%	2.57%	2.07%	1.25%	0.70%
Portfolio turnover rate^	2	%(z)	13%	10%	8%	9%	26%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.27		$8.11	$8.15	$7.80	$9.43	$9.67

Income (loss) from investment operations†:
Net investment income (loss) (e)(x)	0.01		0.25	0.23	0.20	0.14	0.09
Net realized and unrealized gain (loss)	0.22		0.39	0.17	0.43	(1.32)	0.19

Total from investment operations	0.23		0.64	0.40	0.63	(1.18)	0.28

Less distributions:
Dividends from net investment income	—		(0.28)	(0.28)	(0.21)	(0.14)	(0.16)
Distributions from net realized gains	—		(0.20)	(0.16)	(0.07)	(0.31)	(0.36)

Total dividends and distributions	—		(0.48)	(0.44)	(0.28)	(0.45)	(0.52)

Net asset value, end of period	$8.50		$8.27	$8.11	$8.15	$7.80	$9.43

Total return (b)(y)	2.78%		7.89%	4.88%	8.17%	(12.42)%	2.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,969		$3,876	$4,491	$7,166	$7,464	$8,807
Ratio of expenses to average net assets:
After waivers (a)(f)(k)	0.24%		0.23%	0.22%	0.22%	0.23%	0.23%
Before waivers (a)(f)(x)	0.28%		0.28%	0.28%	0.29%	0.26%	0.26%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)(x)	0.13%		2.95%	2.76%	2.44%	1.60%	0.89%
Before waivers (a)(g)(x)	0.08%		2.89%	2.70%	2.37%	1.57%	0.87%
Portfolio turnover rate^	2	%(z)	13%	10%	8%	9%	26%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period may not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IB for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(k)

Including direct and indirect expenses, the net expense ratio after waivers would be 0.75% for Class K for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (40.9%)
1290 Avantis® U.S. Large Cap Growth Fund‡	179,507	$4,090,954
1290 VT Equity Income Portfolio‡	950,693	5,133,743
1290 VT GAMCO Small Company Value Portfolio‡	46,726	4,392,233
1290 VT Micro Cap Portfolio‡	322,362	5,128,787
1290 VT Small Cap Value Portfolio‡	279,080	3,775,959
ATM International Managed Volatility Portfolio‡	2,108,868	27,541,820
ATM Large Cap Managed Volatility Portfolio‡	5,209,912	79,815,849
ATM Mid Cap Managed Volatility Portfolio‡	2,311,289	20,940,280
ATM Small Cap Managed Volatility Portfolio‡	1,487,992	20,430,136
EQ/AB Small Cap Growth Portfolio‡	475,820	10,192,068
EQ/American Century Mid Cap Value Portfolio‡	115,373	2,787,403
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	926,024	13,010,633
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	125,304	2,113,883
EQ/Global Equity Managed Volatility Portfolio‡	497,689	9,680,048
EQ/International Core Managed Volatility Portfolio‡	510,022	6,864,897
EQ/International Equity Index Portfolio‡	103,091	1,562,853
EQ/International Value Managed Volatility Portfolio‡	630,193	10,064,187
EQ/Janus Enterprise Portfolio*‡	320,425	7,882,447
EQ/JPMorgan Growth Stock Portfolio*‡	95,225	7,748,423
EQ/JPMorgan Value Opportunities Portfolio‡	230,432	5,122,502
EQ/Large Cap Core Managed Volatility Portfolio‡	1,285,466	14,718,591
EQ/Large Cap Value Managed Volatility Portfolio‡	313,453	6,460,274
EQ/Loomis Sayles Growth Portfolio*‡	569,595	6,687,047
EQ/MFS International Growth Portfolio‡	1,138,359	9,459,761
EQ/Morgan Stanley Small Cap Growth Portfolio‡	469,456	5,290,774
EQ/Value Equity Portfolio‡	205,673	5,030,762

Total Equity		295,926,314

Fixed Income (59.0%)
1290 Diversified Bond Fund‡	2,513,663	21,441,545
1290 VT DoubleLine Opportunistic Bond Portfolio‡	3,624,810	31,753,333
1290 VT High Yield Bond Portfolio‡	917,974	8,454,538
EQ/Core Bond Index Portfolio‡	8,488,375	80,809,326
EQ/Core Plus Bond Portfolio‡	7,358,396	25,607,217
EQ/Intermediate Government Bond Portfolio‡	9,958,904	97,099,315
EQ/Long-Term Bond Portfolio‡	7,519,857	50,608,636
EQ/PIMCO Ultra Short Bond Portfolio‡	4,232,221	42,576,144
EQ/Quality Bond PLUS Portfolio‡	3,235,042	25,362,727
Multimanager Core Bond Portfolio‡	4,898,026	42,416,906

Total Fixed Income		426,129,687

Total Investments in Securities (99.9%) (Cost $658,955,999)		722,056,001
Other Assets Less Liabilities (0.1%)		989,289

Net Assets (100%)		$723,045,290

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis® U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	179,507	4,215,028	8,207	(396,933)	87,859	176,793	4,090,954	—	—
1290 VT Equity Income Portfolio	950,693	5,622,385	18,465	(1,090,610)	252,189	331,314	5,133,743	—	—
1290 VT GAMCO Small Company Value Portfolio	46,726	3,882,126	12,311	(370,407)	149,832	718,371	4,392,233	—	—
1290 VT Micro Cap Portfolio	322,362	4,234,007	8,207	(371,938)	28,579	1,229,932	5,128,787	—	—
1290 VT Small Cap Value Portfolio	279,080	3,372,780	10,259	(308,672)	36,795	664,797	3,775,959	—	—
ATM International Managed Volatility Portfolio	2,108,868	29,140,322	77,969	(4,195,909)	887,714	1,631,724	27,541,820	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Large Cap Managed Volatility Portfolio	5,209,912	85,558,489	229,804	(13,679,258)	1,016,824	6,689,990	79,815,849	—	—
ATM Mid Cap Managed Volatility Portfolio	2,311,289	19,220,185	49,244	(1,481,627)	(6,778)	3,159,256	20,940,280	—	—
ATM Small Cap Managed Volatility Portfolio	1,487,992	19,797,450	57,452	(3,453,565)	305,154	3,723,645	20,430,136	—	—
EQ/AB Small Cap Growth Portfolio	475,820	9,542,298	24,622	(1,240,813)	217,092	1,648,869	10,192,068	—	—
EQ/American Century Mid Cap Value Portfolio	115,373	2,724,352	8,209	(246,938)	36,461	265,319	2,787,403	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	926,024	13,099,373	32,829	(987,751)	103,598	762,584	13,010,633	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	125,304	1,953,667	8,207	(246,938)	82,558	316,389	2,113,883	—	—
EQ/Global Equity Managed Volatility Portfolio	497,689	10,310,168	27,700	(1,883,417)	698,664	526,933	9,680,048	—	—
EQ/International Core Managed Volatility Portfolio	510,022	6,779,666	18,466	(555,610)	140,538	481,837	6,864,897	—	—
EQ/International Equity Index Portfolio	103,091	1,431,928	—	—	—	130,925	1,562,853	—	—
EQ/International Value Managed Volatility Portfolio	630,193	10,239,010	27,700	(833,415)	78,137	552,755	10,064,187	—	—
EQ/Janus Enterprise Portfolio *	320,425	7,766,875	19,493	(586,477)	10,576	671,980	7,882,447	—	—
EQ/JPMorgan Growth Stock Portfolio *	95,225	7,771,942	18,466	(555,610)	(8,123)	521,748	7,748,423	—	—
EQ/JPMorgan Value Opportunities Portfolio	230,432	5,629,834	18,466	(1,005,610)	258,794	221,018	5,122,502	—	—
EQ/Large Cap Core Managed Volatility Portfolio	1,285,466	15,759,508	43,088	(2,471,423)	370,670	1,016,748	14,718,591	—	—
EQ/Large Cap Value Managed Volatility Portfolio	313,453	7,237,485	24,621	(1,615,813)	948,748	(134,767)	6,460,274	—	—
EQ/Loomis Sayles Growth Portfolio *	569,595	7,528,433	18,467	(555,610)	69,447	(373,690)	6,687,047	—	—
EQ/MFS International Growth Portfolio	1,138,359	10,241,753	32,828	(987,751)	238,198	(65,267)	9,459,761	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	469,456	4,918,454	12,312	(370,407)	(9,151)	739,566	5,290,774	—	—
EQ/Value Equity Portfolio	205,673	5,560,573	18,467	(655,610)	319,706	(212,374)	5,030,762	—	—
Fixed Income
1290 Diversified Bond Fund	2,513,663	22,029,068	769,340	(1,852,034)	(76,036)	571,207	21,441,545	152,507	—
1290 VT DoubleLine Opportunistic Bond Portfolio	3,624,810	33,510,901	642,332	(2,778,050)	(5,693)	383,843	31,753,333	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio	917,974	8,878,006	224,622	(740,813)	1,851	90,872	8,454,538	—	—
EQ/Core Bond Index Portfolio	8,488,375	84,237,246	3,333,906	(7,037,727)	78,917	196,984	80,809,326	—	—
EQ/Core Plus Bond Portfolio	7,358,396	26,800,948	573,866	(2,222,440)	21,448	433,395	25,607,217	—	—
EQ/Intermediate Government Bond Portfolio	9,958,904	100,840,563	4,245,969	(8,303,288)	18,245	297,826	97,099,315	—	—
EQ/Long-Term Bond Portfolio	7,519,857	51,529,362	2,843,627	(4,321,411)	(19,363)	576,421	50,608,636	—	—
EQ/PIMCO Ultra Short Bond Portfolio	4,232,221	44,243,896	1,123,108	(3,704,067)	(26,510)	939,717	42,576,144	—	—
EQ/Quality Bond PLUS Portfolio	3,235,042	26,353,924	1,123,865	(2,222,440)	(52,192)	159,570	25,362,727	—	—
Multimanager Core Bond Portfolio	4,898,026	44,195,165	2,399,742	(3,704,067)	(218,876)	(255,058)	42,416,906	849,643	—

Total		746,157,170	18,106,236	(77,034,449)	6,035,872	28,791,172	722,056,001	1,002,150	—

*	Non-income producing.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$722,056,001	$—	$—	$722,056,001

Total Assets	$722,056,001	$—	$—	$722,056,001

Total Liabilities	$—	$—	$—	$—

Total	$722,056,001	$—	$—	$722,056,001

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$18,106,236
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$77,034,449

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$124,479,675
Aggregate gross unrealized depreciation	(62,826,257)

Net unrealized appreciation	$61,653,418

Federal income tax cost of investments in securities and derivative instruments, if applicable	$660,402,583

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $658,955,999)	$722,056,001
Cash	938,460
Receivable for securities sold	466,341
Dividends, interest and other receivables	250,709
Receivable for Portfolio shares sold	41,788
Other assets	7,413

Total assets	723,760,712

LIABILITIES
Payable for Portfolio shares repurchased	305,309
Distribution fees payable – Class IB	145,056
Administrative fees payable	73,956
Investment management fees payable	59,262
Accrued expenses	131,839

Total liabilities	715,422

Commitments and contingent liabilities^
NET ASSETS	$723,045,290

Net assets were comprised of:
Paid in capital	$634,976,981
Total distributable earnings (loss)	88,068,309

Net assets	$723,045,290

Class IB
Net asset value, offering and redemption price per share, $707,857,237 / 81,359,750 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.70

Class K
Net asset value, offering and redemption price per share, $15,188,053 / 1,743,643 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.71

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,002,150
Interest	16,055

Total income	1,018,205

EXPENSES
Distribution fees – Class IB	886,759
Administrative fees	450,214
Investment management fees	361,668
Custodian fees	111,985
Professional fees	32,227
Printing and mailing expenses	22,574
Trustees’ fees	11,470
Miscellaneous	6,811

Total expenses	1,883,708

NET INVESTMENT INCOME (LOSS)	(865,503)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	6,035,872
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	28,791,172

NET REALIZED AND UNREALIZED GAIN (LOSS)	34,827,044

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,961,541

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(865,503)	$17,085,120
Net realized gain (loss)	6,035,872	30,421,218
Net change in unrealized appreciation (depreciation)	28,791,172	18,680,312

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	33,961,541	66,186,650

Distributions to shareholders:
Class IB	—	(55,591,589)
Class K	—	(1,077,974)

Total distributions to shareholders	—	(56,669,563)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,324,567 and 4,127,964 shares, respectively ]	11,201,034	34,840,092
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,597,259 shares, respectively ]	—	55,591,589
Capital shares repurchased [ (8,308,221) and (17,618,775) shares, respectively ]	(70,171,361)	(148,373,624)

Total Class IB transactions	(58,970,327)	(57,941,943)

Class K
Capital shares sold [ 253,963 and 202,639 shares, respectively ]	2,166,856	1,694,151
Capital shares issued in reinvestment of dividends and distributions [ 0 and 127,891 shares, respectively ]	—	1,077,974
Capital shares repurchased [ (108,378) and (580,617) shares, respectively ]	(923,871)	(4,791,961)

Total Class K transactions	1,242,985	(2,019,836)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(57,727,342)	(59,961,779)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(23,765,801)	(50,444,692)
NET ASSETS:
Beginning of period	746,811,091	797,255,783

End of period	$723,045,290	$746,811,091

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.30		$8.21	$8.21	$7.73	$9.88	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.19	0.19	0.14	0.10	0.07
Net realized and unrealized gain (loss)	0.41		0.55	0.39	0.69	(1.54)	0.60

Total from investment operations	0.40		0.74	0.58	0.83	(1.44)	0.67

Less distributions:
Dividends from net investment income	—		(0.21)	(0.24)	(0.17)	(0.11)	(0.22)
Distributions from net realized gains	—		(0.44)	(0.34)	(0.18)	(0.60)	(0.57)

Total dividends and distributions	—		(0.65)	(0.58)	(0.35)	(0.71)	(0.79)

Net asset value, end of period	$8.70		$8.30	$8.21	$8.21	$7.73	$9.88

Total return (b)(y)	4.82%		9.06%	7.02%	10.86%	(14.52)%	6.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$707,857		$733,543	$782,082	$833,294	$861,730	$1,158,085
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	0.53%		0.53%	0.54%	0.53%	0.51%	0.50%
Before waivers (a)(f)	0.53%		0.53%	0.54%	0.54%	0.51%	0.50%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)(x)	(0.24)%		2.23%	2.18%	1.79%	1.11%	0.66%
Before waivers (a)(g)(x)	(0.24)%		2.23%	2.18%	1.78%	1.11%	0.66%
Portfolio turnover rate^	2	%(z)	13%	13%	9%	10%	27%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.30		$8.21	$8.21	$7.72	$9.88	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.20	0.19	0.16	0.12	0.09
Net realized and unrealized gain (loss)	0.41		0.56	0.41	0.70	(1.55)	0.60

Total from investment operations	0.41		0.76	0.60	0.86	(1.43)	0.69

Less distributions:
Dividends from net investment income	—		(0.23)	(0.26)	(0.19)	(0.13)	(0.24)
Distributions from net realized gains	—		(0.44)	(0.34)	(0.18)	(0.60)	(0.57)

Total dividends and distributions	—		(0.67)	(0.60)	(0.37)	(0.73)	(0.81)

Net asset value, end of period	$8.71		$8.30	$8.21	$8.21	$7.72	$9.88

Total return (b)(y)	4.94%		9.32%	7.28%	11.27%	(14.40)%	7.02%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,188		$13,268	$15,174	$18,467	$20,846	$29,647
Ratio of expenses to average net assets:
After waivers (a)(f)(k)	0.28%		0.29%	0.29%	0.28%	0.26%	0.25%
Before waivers (a)(f)	0.28%		0.28%	0.29%	0.29%	0.26%	0.25%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)(x)	0.01%		2.41%	2.27%	1.97%	1.36%	0.92%
Before waivers (a)(g)(x)	0.01%		2.41%	2.27%	1.96%	1.36%	0.92%
Portfolio turnover rate^	2	%(z)	13%	13%	9%	10%	27%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.09%, 1.09%, 1.10%, 1.10%, 1.07% and 1.06% for Class IB for the period ended June 30, 2026 and year ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(k)

Including direct and indirect expenses, the net expense ratio after waivers would be 0.84%, 0.84%, 0.85%, 0.85%, 0.82% and 0.81% for Class K for the period ended June 30, 2026 and year ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.07% for Class IB and 0.82% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (51.1%)
1290 Avantis® U.S. Large Cap Growth Fund‡	1,243,086	$28,329,939
1290 VT Equity Income Portfolio‡	8,242,301	44,508,428
1290 VT GAMCO Small Company Value Portfolio‡	525,635	49,409,703
1290 VT Micro Cap Portfolio‡	3,037,610	48,328,373
1290 VT Small Cap Value Portfolio‡	3,052,029	41,293,951
ATM International Managed Volatility Portfolio‡	23,729,257	309,904,098
ATM Large Cap Managed Volatility Portfolio‡	41,005,417	628,202,987
ATM Mid Cap Managed Volatility Portfolio‡	12,084,765	109,487,973
ATM Small Cap Managed Volatility Portfolio‡	16,360,309	224,627,047
EQ/AB Small Cap Growth Portfolio‡	5,351,051	114,619,507
EQ/American Century Mid Cap Value Portfolio‡	894,519	21,611,577
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	7,435,342	104,466,554
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	1,998,994	33,723,024
EQ/Global Equity Managed Volatility Portfolio‡	5,726,078	111,372,223
EQ/International Core Managed Volatility Portfolio‡	5,651,886	76,074,379
EQ/International Equity Index Portfolio‡	711,440	10,785,423
EQ/International Value Managed Volatility Portfolio‡	7,018,468	112,084,930
EQ/Janus Enterprise Portfolio*‡	1,679,015	41,303,767
EQ/JPMorgan Growth Stock Portfolio*‡	671,738	54,659,307
EQ/JPMorgan Value Opportunities Portfolio‡	1,994,293	44,333,130
EQ/Large Cap Core Managed Volatility Portfolio‡	10,287,605	117,793,081
EQ/Large Cap Value Managed Volatility Portfolio‡	2,709,417	55,841,095
EQ/Loomis Sayles Growth Portfolio*‡	4,020,452	47,200,101
EQ/MFS International Growth Portfolio‡	13,559,885	112,682,645
EQ/Morgan Stanley Small Cap Growth Portfolio‡	5,310,554	59,849,945
EQ/Value Equity Portfolio‡	1,785,024	43,661,678

Total Equity		2,646,154,865

Fixed Income (48.8%)
1290 Diversified Bond Fund‡	14,871,422	126,853,231
1290 VT DoubleLine Opportunistic Bond Portfolio‡	21,604,468	189,255,136
1290 VT High Yield Bond Portfolio‡	5,451,977	50,212,707
EQ/Core Bond Index Portfolio‡	47,761,655	454,690,960
EQ/Core Plus Bond Portfolio‡	43,689,833	152,040,620
EQ/Intermediate Government Bond Portfolio‡	56,345,858	549,372,113
EQ/Long-Term Bond Portfolio‡	54,010,901	363,493,362
EQ/PIMCO Ultra Short Bond Portfolio‡	23,807,033	239,498,756
EQ/Quality Bond PLUS Portfolio‡	19,375,628	151,904,925
Multimanager Core Bond Portfolio‡	29,159,633	252,522,420

Total Fixed Income		2,529,844,230

Total Investments in Securities (99.9%) (Cost $4,453,499,968)		5,175,999,095
Other Assets Less Liabilities (0.1%)		6,210,468

Net Assets (100%)		$5,182,209,563

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis® U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	1,243,086	28,920,849	24,959	(2,451,336)	531,395	1,304,072	28,329,939	—	—
1290 VT Equity Income Portfolio	8,242,301	47,894,621	58,240	(8,456,451)	1,339,886	3,672,132	44,508,428	—	—
1290 VT GAMCO Small Company Value Portfolio	525,635	43,489,725	49,919	(3,902,672)	1,420,506	8,352,225	49,409,703	—	—
1290 VT Micro Cap Portfolio	3,037,610	38,713,636	36,053	(2,096,374)	101,363	11,573,695	48,328,373	—	—
1290 VT Small Cap Value Portfolio	3,052,029	36,097,039	41,600	(2,418,894)	190,805	7,383,401	41,293,951	—	—
ATM International Managed Volatility Portfolio	23,729,257	315,333,135	332,799	(33,551,149)	4,026,103	23,763,210	309,904,098	—	—
ATM Large Cap Managed Volatility Portfolio	41,005,417	647,397,641	682,239	(79,769,855)	2,048,539	57,844,423	628,202,987	—	—
ATM Mid Cap Managed Volatility Portfolio	12,084,765	99,249,584	108,159	(6,289,123)	17,022	16,402,331	109,487,973	—	—
ATM Small Cap Managed Volatility Portfolio	16,360,309	209,769,465	238,506	(29,018,323)	1,674,708	41,962,691	224,627,047	—	—
EQ/AB Small Cap Growth Portfolio	5,351,051	105,100,957	110,933	(11,450,383)	1,471,908	19,386,092	114,619,507	—	—
EQ/American Century Mid Cap Value Portfolio	894,519	20,270,652	16,640	(967,557)	1,751	2,290,091	21,611,577	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	7,435,342	103,044,655	97,066	(5,644,085)	593,687	6,375,231	104,466,554	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	1,998,994	29,556,533	36,053	(2,096,374)	146,843	6,079,969	33,723,024	—	—
EQ/Global Equity Managed Volatility Portfolio	5,726,078	112,366,479	116,479	(14,772,902)	2,936,108	10,726,059	111,372,223	—	—
EQ/International Core Managed Volatility Portfolio	5,651,886	74,654,445	77,653	(5,515,268)	842,147	6,015,402	76,074,379	—	—
EQ/International Equity Index Portfolio	711,440	9,881,895	—	—	—	903,528	10,785,423	—	—
EQ/International Value Managed Volatility Portfolio	7,018,468	111,775,098	116,479	(6,772,902)	436,161	6,530,094	112,084,930	—	—
EQ/Janus Enterprise Portfolio*	1,679,015	40,094,628	41,599	(2,418,894)	24,432	3,562,002	41,303,767	—	—
EQ/JPMorgan Growth Stock Portfolio*	671,738	53,863,005	49,919	(2,902,672)	(23,544)	3,672,599	54,659,307	—	—
EQ/JPMorgan Value Opportunities Portfolio	1,994,293	47,909,850	58,239	(7,766,451)	1,965,683	2,165,809	44,333,130	—	—
EQ/Large Cap Core Managed Volatility Portfolio	10,287,605	121,348,950	127,572	(14,567,940)	279,633	10,604,866	117,793,081	—	—
EQ/Large Cap Value Managed Volatility Portfolio	2,709,417	61,543,999	83,200	(12,787,787)	6,744,201	257,482	55,841,095	—	—
EQ/Loomis Sayles Growth Portfolio*	4,020,452	52,143,938	49,920	(2,902,672)	(9,089)	(2,081,996)	47,200,101	—	—
EQ/MFS International Growth Portfolio	13,559,885	118,866,342	133,121	(8,340,460)	551,682	1,471,960	112,682,645	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	5,310,554	54,749,704	55,467	(3,225,191)	20,863	8,249,102	59,849,945	—	—
EQ/Value Equity Portfolio	1,785,024	47,271,426	58,240	(4,586,451)	1,875,296	(956,833)	43,661,678	—	—
Fixed Income
1290 Diversified Bond Fund	14,871,422	127,376,060	4,623,465	(8,062,979)	(39,080)	2,955,765	126,853,231	899,407	—
1290 VT DoubleLine Opportunistic Bond Portfolio	21,604,468	191,837,026	7,105,225	(11,933,208)	111,711	2,134,382	189,255,136	—	—
1290 VT High Yield Bond Portfolio	5,451,977	50,683,329	2,205,466	(3,225,191)	15,348	533,755	50,212,707	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Core Bond Index Portfolio	47,761,655	459,567,619	22,293,653	(28,704,204)	112,499	1,421,393	454,690,960	—	—
EQ/Core Plus Bond Portfolio	43,689,833	153,348,898	5,666,399	(9,675,574)	96,375	2,604,522	152,040,620	—	—
EQ/Intermediate Government Bond Portfolio	56,345,858	555,892,667	26,193,491	(34,509,549)	105,986	1,689,518	549,372,113	—	—
EQ/Long-Term Bond Portfolio	54,010,901	361,872,403	20,188,265	(22,576,340)	208,854	3,800,180	363,493,362	—	—
EQ/PIMCO Ultra Short Bond Portfolio	23,807,033	242,125,833	7,460,692	(15,158,400)	62,983	5,007,648	239,498,756	—	—
EQ/Quality Bond PLUS Portfolio	19,375,628	153,470,335	7,466,399	(9,675,574)	56,525	587,240	151,904,925	—	—
Multimanager Core Bond Portfolio	29,159,633	255,686,671	15,767,757	(16,125,957)	(47,520)	(2,758,531)	252,522,420	4,999,120	—

Total		5,183,169,092	121,771,866	(434,319,142)	29,891,770	275,485,509	5,175,999,095	5,898,527	—

*	Non-income producing.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$5,175,999,095	$—	$—	$5,175,999,095

Total Assets	$5,175,999,095	$—	$—	$5,175,999,095

Total Liabilities	$—	$—	$—	$—

Total	$5,175,999,095	$—	$—	$5,175,999,095

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$121,771,866
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$434,319,142

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,075,290,433
Aggregate gross unrealized depreciation	(373,870,244)

Net unrealized appreciation	$701,420,189

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,474,578,906

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $4,453,499,968)	$5,175,999,095
Cash	4,257,188
Receivable for securities sold	3,777,140
Dividends, interest and other receivables	1,489,654
Receivable for Portfolio shares sold	467,263
Other assets	52,678

Total assets	5,186,043,018

LIABILITIES
Payable for Portfolio shares repurchased	1,562,218
Distribution fees payable – Class IB	692,622
Administrative fees payable	529,143
Investment management fees payable	391,563
Distribution fees payable – Class IA	320,013
Accrued expenses	337,896

Total liabilities	3,833,455

Commitments and contingent liabilities^
NET ASSETS	$5,182,209,563

Net assets were comprised of:
Paid in capital	$4,284,848,443
Total distributable earnings (loss)	897,361,120

Net assets	$5,182,209,563

Class IA
Net asset value, offering and redemption price per share, $1,565,065,271 / 120,232,520 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.02

Class IB
Net asset value, offering and redemption price per share, $3,385,085,232 / 263,607,423 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.84

Class K
Net asset value, offering and redemption price per share, $232,059,060 / 17,784,661 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.05

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$5,898,527
Interest	94,330

Total income	5,992,857

EXPENSES
Distribution fees – Class IB	4,175,334
Administrative fees	3,178,933
Investment management fees	2,358,375
Distribution fees – Class IA	1,923,829
Custodian fees	126,849
Printing and mailing expenses	120,816
Professional fees	101,088
Trustees’ fees	80,367
Miscellaneous	41,860

Total expenses	12,107,451

NET INVESTMENT INCOME (LOSS)	(6,114,594)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($29,891,770 realized gain (loss) from affiliates)	29,891,781
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	275,485,509

NET REALIZED AND UNREALIZED GAIN (LOSS)	305,377,290

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$299,262,696

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(6,114,594)	$107,265,408
Net realized gain (loss)	29,891,781	251,666,457
Net change in unrealized appreciation (depreciation)	275,485,509	148,191,318

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	299,262,696	507,123,183

Distributions to shareholders:
Class IA	—	(123,655,713)
Class IB	—	(273,899,655)
Class K	—	(18,619,669)

Total distributions to shareholders	—	(416,175,037)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 895,169 and 2,141,031 shares, respectively ]	11,319,961	26,461,802
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,919,223 shares, respectively ]	—	123,655,713
Capital shares repurchased [ (7,801,276) and (15,194,264) shares, respectively ]	(97,940,009)	(188,548,141)

Total Class IA transactions	(86,620,048)	(38,430,626)

Class IB
Capital shares sold [ 5,014,166 and 8,208,152 shares, respectively ]	62,166,872	100,260,777
Capital shares issued in reinvestment of dividends and distributions [ 0 and 22,256,040 shares, respectively ]	—	273,899,655
Capital shares repurchased [ (21,705,204) and (45,362,746) shares, respectively ]	(269,432,382)	(556,621,153)

Total Class IB transactions	(207,265,510)	(182,460,721)

Class K
Capital shares sold [ 312,099 and 491,088 shares, respectively ]	3,905,758	6,089,615
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,491,189 shares, respectively ]	—	18,619,669
Capital shares repurchased [ (1,059,723) and (3,156,933) shares, respectively ]	(13,389,524)	(39,308,497)

Total Class K transactions	(9,483,766)	(14,599,213)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(303,369,324)	(235,490,560)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,106,628)	(144,542,414)
NET ASSETS:
Beginning of period	5,186,316,191	5,330,858,605

End of period	$5,182,209,563	$5,186,316,191

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IA			2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.28		$12.07	$11.96	$11.09	$14.48	$14.57

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.26	0.26	0.20	0.14	0.11
Net realized and unrealized gain (loss)	0.76		0.96	0.69	1.16	(2.40)	1.09

Total from investment operations	0.74		1.22	0.95	1.36	(2.26)	1.20

Less distributions:
Dividends from net investment income	—		(0.29)	(0.34)	(0.23)	(0.15)	(0.39)
Distributions from net realized gains	—		(0.72)	(0.50)	(0.26)	(0.98)	(0.90)

Total dividends and distributions	—		(1.01)	(0.84)	(0.49)	(1.13)	(1.29)

Net asset value, end of period	$13.02		$12.28	$12.07	$11.96	$11.09	$14.48

Total return (b)(y)	6.03%		10.20%	7.91%	12.35%	(15.47)%	8.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,565,065		$1,561,738	$1,572,932	$1,624,820	$1,579,282	$2,021,935
Ratio of expenses to average net assets (a)(f)(j)	0.49%		0.49%	0.49%	0.51%	0.49%	0.48%
Ratio of net investment income (loss) to average net assets (a)(g)(x)	(0.25)%		2.06%	2.07%	1.69%	1.12%	0.70%
Portfolio turnover rate^	2	%(z)	13%	13%	9%	10%	25%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.12		$11.92	$11.82	$10.97	$14.34	$14.43

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.25	0.25	0.19	0.14	0.10
Net realized and unrealized gain (loss)	0.74		0.96	0.69	1.15	(2.38)	1.10

Total from investment operations	0.72		1.21	0.94	1.34	(2.24)	1.20

Less distributions:
Dividends from net investment income	—		(0.29)	(0.34)	(0.23)	(0.15)	(0.39)
Distributions from net realized gains	—		(0.72)	(0.50)	(0.26)	(0.98)	(0.90)

Total dividends and distributions	—		(1.01)	(0.84)	(0.49)	(1.13)	(1.29)

Net asset value, end of period	$12.84		$12.12	$11.92	$11.82	$10.97	$14.34

Total return (b)(y)	5.94%		10.25%	7.92%	12.31%	(15.48)%	8.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,385,085		$3,396,669	$3,519,766	$3,693,421	$3,726,401	$4,956,863
Ratio of expenses to average net assets (a)(f)(k)	0.49%		0.49%	0.49%	0.51%	0.49%	0.48%
Ratio of net investment income (loss) to average net assets (a)(g)(x)	(0.25)%		2.03%	2.06%	1.66%	1.09%	0.69%
Portfolio turnover rate^	2	%(z)	13%	13%	9%	10%	25%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.30		$12.09	$11.97	$11.10	$14.49	$14.57

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.28	0.28	0.23	0.17	0.14
Net realized and unrealized gain (loss)	0.75		0.97	0.71	1.16	(2.40)	1.11

Total from investment operations	0.75		1.25	0.99	1.39	(2.23)	1.25

Less distributions:
Dividends from net investment income	—		(0.32)	(0.37)	(0.26)	(0.18)	(0.43)
Distributions from net realized gains	—		(0.72)	(0.50)	(0.26)	(0.98)	(0.90)

Total dividends and distributions	—		(1.04)	(0.87)	(0.52)	(1.16)	(1.33)

Net asset value, end of period	$13.05		$12.30	$12.09	$11.97	$11.10	$14.49

Total return (b)(y)	6.10%		10.45%	8.25%	12.61%	(15.24)%	8.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$232,059		$227,910	$238,161	$253,286	$247,941	$316,250
Ratio of expenses to average net assets (a)(f)(l)	0.24%		0.24%	0.24%	0.26%	0.24%	0.23%
Ratio of net investment income (loss) to average net assets (a)(g)(x)	—	%‡‡	2.28%	2.28%	1.94%	1.38%	0.95%
Portfolio turnover rate^	2	%(z)	13%	13%	9%	10%	25%
‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.07%, 1.07%, 1.08%, 1.10%, 1.07% and 1.06% for Class IB for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(k)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.07%, 1.07%, 1.08%, 1.10%, 1.07% and 1.06% for Class IA for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(l)

Including direct and indirect expenses, the net expense ratio after waivers would be 0.82%, 0.82%, 0.83%, 0.85%, 0.82% and 0.81% for Class K for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (71.2%)
1290 Avantis® U.S. Large Cap Growth Fund‡	1,959,585	$44,658,945
1290 VT Equity Income Portfolio‡	17,153,089	92,626,683
1290 VT GAMCO Small Company Value Portfolio‡	1,221,783	114,847,582
1290 VT Micro Cap Portfolio‡	6,299,603	100,226,679
1290 VT Small Cap Value Portfolio‡	5,446,588	73,692,339
ATM International Managed Volatility Portfolio‡	40,379,699	527,358,872
ATM Large Cap Managed Volatility Portfolio‡	75,983,985	1,164,074,646
ATM Mid Cap Managed Volatility Portfolio‡	13,791,641	124,952,272
ATM Small Cap Managed Volatility Portfolio‡	39,898,980	547,812,992
EQ/AB Small Cap Growth Portfolio‡	11,675,206	250,082,922
EQ/American Century Mid Cap Value Portfolio‡	1,032,886	24,954,536
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	12,403,185	174,264,748
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	4,676,063	78,885,189
EQ/Global Equity Managed Volatility Portfolio‡	10,171,761	197,840,751
EQ/International Core Managed Volatility Portfolio‡	9,702,616	130,597,214
EQ/International Equity Index Portfolio‡	708,238	10,736,883
EQ/International Value Managed Volatility Portfolio‡	12,040,599	192,288,370
EQ/Janus Enterprise Portfolio*‡	1,910,468	46,997,519
EQ/JPMorgan Growth Stock Portfolio*‡	1,058,658	86,143,023
EQ/JPMorgan Value Opportunities Portfolio‡	4,152,247	92,304,444
EQ/Large Cap Core Managed Volatility Portfolio‡	18,965,580	217,155,892
EQ/Large Cap Value Managed Volatility Portfolio‡	5,671,809	116,895,990
EQ/Loomis Sayles Growth Portfolio*‡	6,219,900	73,021,624
EQ/MFS International Growth Portfolio‡	23,602,201	196,134,291
EQ/Morgan Stanley Small Cap Growth Portfolio‡	11,067,437	124,730,016
EQ/Value Equity Portfolio‡	3,714,550	90,857,892

Total Equity		4,894,142,314

Fixed Income (28.7%)
1290 Diversified Bond Fund‡	11,608,317	99,018,948
1290 VT DoubleLine Opportunistic Bond Portfolio‡	16,862,126	147,712,226
1290 VT High Yield Bond Portfolio‡	4,235,322	39,007,314
EQ/Core Bond Index Portfolio‡	34,057,951	324,231,693
EQ/Core Plus Bond Portfolio‡	34,019,715	118,388,608
EQ/Intermediate Government Bond Portfolio‡	40,788,290	397,685,827
EQ/Long-Term Bond Portfolio‡	51,595,980	347,240,948
EQ/PIMCO Ultra Short Bond Portfolio‡	18,008,057	181,161,057
EQ/Quality Bond PLUS Portfolio‡	15,077,537	118,207,889
Multimanager Core Bond Portfolio‡	22,763,412	197,131,151

Total Fixed Income		1,969,785,661

Total Investments in Securities (99.9%) (Cost $5,194,445,664)		6,863,927,975
Other Assets Less Liabilities (0.1%)		6,480,690

Net Assets (100%)		$6,870,408,665

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	1,959,585	45,730,926	—	(3,966,172)	860,903	2,033,288	44,658,945	—	—
1290 VT Equity Income Portfolio	17,153,089	98,393,133	—	(16,171,748)	2,288,663	8,116,635	92,626,683	—	—
1290 VT GAMCO Small Company Value Portfolio	1,221,783	100,893,025	—	(8,723,515)	3,062,895	19,615,177	114,847,582	—	—
1290 VT Micro Cap Portfolio	6,299,603	80,905,410	—	(4,930,577)	(43,663)	24,295,509	100,226,679	—	—
1290 VT Small Cap Value Portfolio	5,446,588	64,634,689	—	(4,482,342)	355,463	13,184,529	73,692,339	—	—
ATM International Managed Volatility Portfolio	40,379,699	534,853,267	—	(54,934,625)	6,151,594	41,288,636	527,358,872	—	—
ATM Large Cap Managed Volatility Portfolio	75,983,985	1,167,828,096	—	(112,469,530)	546,586	108,169,494	1,164,074,646	—	—
ATM Mid Cap Managed Volatility Portfolio	13,791,641	113,805,999	—	(7,619,982)	51,255	18,715,000	124,952,272	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Small Cap Managed Volatility Portfolio	39,898,980	486,208,943	—	(41,212,273)	664,965	102,151,357	547,812,992	—	—
EQ/AB Small Cap Growth Portfolio	11,675,206	221,427,703	—	(15,947,029)	1,114,141	43,488,107	250,082,922	—	—
EQ/American Century Mid Cap Value Portfolio	1,032,886	23,639,493	—	(1,344,703)	526	2,659,220	24,954,536	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	12,403,185	173,416,313	—	(10,757,623)	1,150,365	10,455,693	174,264,748	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	4,676,063	69,252,989	—	(4,930,577)	57,459	14,505,318	78,885,189	—	—
EQ/Global Equity Managed Volatility Portfolio	10,171,761	196,225,242	—	(22,326,442)	2,848,200	21,093,751	197,840,751	—	—
EQ/International Core Managed Volatility Portfolio	9,702,616	128,792,358	—	(9,992,333)	998,938	10,798,251	130,597,214	—	—
EQ/International Equity Index Portfolio	708,238	9,837,421	—	—	—	899,462	10,736,883	—	—
EQ/International Value Managed Volatility Portfolio	12,040,599	192,643,712	—	(12,326,443)	631,912	11,339,189	192,288,370	—	—
EQ/Janus Enterprise Portfolio*	1,910,468	45,835,758	—	(2,913,522)	40,416	4,034,867	46,997,519	—	—
EQ/JPMorgan Growth Stock Portfolio*	1,058,658	84,889,874	—	(4,482,342)	27,450	5,708,041	86,143,023	—	—
EQ/JPMorgan Value Opportunities Portfolio	4,152,247	98,513,043	—	(14,771,749)	3,106,977	5,456,173	92,304,444	—	—
EQ/Large Cap Core Managed Volatility Portfolio	18,965,580	220,426,737	—	(23,043,497)	397,478	19,375,174	217,155,892	—	—
EQ/Large Cap Value Managed Volatility Portfolio	5,671,809	125,891,588	—	(23,537,037)	13,051,593	1,489,846	116,895,990	—	—
EQ/Loomis Sayles Growth Portfolio*	6,219,900	80,762,123	—	(4,482,343)	(79,701)	(3,178,455)	73,021,624	—	—
EQ/MFS International Growth Portfolio	23,602,201	206,961,009	—	(14,343,497)	1,398,735	2,118,044	196,134,291	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	11,067,437	114,245,419	—	(6,723,514)	20,344	17,187,767	124,730,016	—	—
EQ/Value Equity Portfolio	3,714,550	97,146,145	—	(8,171,747)	3,178,233	(1,294,739)	90,857,892	—	—
Fixed Income
1290 Diversified Bond Fund	11,608,317	97,854,616	5,591,368	(6,723,514)	70,365	2,226,113	99,018,948	697,923	—
1290 VT DoubleLine Opportunistic Bond Portfolio	16,862,126	147,634,839	8,200,000	(9,861,154)	70,129	1,668,412	147,712,226	—	—
1290 VT High Yield Bond Portfolio	4,235,322	38,772,583	2,500,000	(2,689,406)	(3,171)	427,308	39,007,314	—	—
EQ/Core Bond Index Portfolio	34,057,951	324,181,857	20,900,001	(21,963,480)	84,775	1,028,540	324,231,693	—	—
EQ/Core Plus Bond Portfolio	34,019,715	118,118,938	6,000,001	(7,844,100)	6,092	2,107,677	118,388,608	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Intermediate Government Bond Portfolio	40,788,290	399,196,453	23,400,000	(26,221,706)	60,568	1,250,512	397,685,827	—	—
EQ/Long-Term Bond Portfolio	51,595,980	342,732,989	23,900,001	(23,308,182)	69,892	3,846,248	347,240,948	—	—
EQ/PIMCO Ultra Short Bond Portfolio	18,008,057	181,679,433	8,000,001	(12,326,443)	(2,356)	3,810,422	181,161,057	—	—
EQ/Quality Bond PLUS Portfolio	15,077,537	118,140,885	7,400,000	(7,844,100)	48,186	462,918	118,207,889	—	—
Multimanager Core Bond Portfolio	22,763,412	196,586,442	16,118,065	(13,447,028)	103,751	(2,230,079)	197,131,151	3,861,652	—

Total		6,748,059,450	122,009,437	(566,834,275)	42,389,958	518,303,405	6,863,927,975	4,559,575	—

*	Non-income producing.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$6,863,927,975	$—	$—	$6,863,927,975

Total Assets	$6,863,927,975	$—	$—	$6,863,927,975

Total Liabilities	$—	$—	$—	$—

Total	$6,863,927,975	$—	$—	$6,863,927,975

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$122,009,437
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$566,834,275

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,896,654,932
Aggregate gross unrealized depreciation	(289,898,657)

Net unrealized appreciation	$1,606,756,275

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,257,171,700

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $5,194,445,664)	$6,863,927,975
Cash	4,602,673
Receivable for securities sold	5,042,856
Dividends, interest and other receivables	1,168,317
Receivable for Portfolio shares sold	329,922
Other assets	69,184

Total assets	6,875,140,927

LIABILITIES
Payable for Portfolio shares repurchased	1,724,897
Distribution fees payable – Class IB	1,394,688
Administrative fees payable	700,125
Investment management fees payable	511,450
Accrued expenses	401,102

Total liabilities	4,732,262

Commitments and contingent liabilities^
NET ASSETS	$6,870,408,665

Net assets were comprised of:
Paid in capital	$4,923,559,799
Total distributable earnings (loss)	1,946,848,866

Net assets	$6,870,408,665

Class IB
Net asset value, offering and redemption price per share, $6,831,773,955 / 652,642,391 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.47

Class K
Net asset value, offering and redemption price per share, $38,634,710 / 3,683,161 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.49

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (All of dividend income received from affiliates)	$4,559,575
Interest	106,692

Total income	4,666,267

EXPENSES
Distribution fees – Class IB	8,316,734
Administrative fees	4,165,703
Investment management fees	3,051,915
Printing and mailing expenses	154,181
Professional fees	123,752
Custodian fees	116,038
Trustees’ fees	104,999
Miscellaneous	52,753

Total expenses	16,086,075

NET INVESTMENT INCOME (LOSS)	(11,419,808)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	42,389,958
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	518,303,405

NET REALIZED AND UNREALIZED GAIN (LOSS)	560,693,363

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$549,273,555

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(11,419,808)	$100,061,095
Net realized gain (loss)	42,389,958	458,053,491
Net change in unrealized appreciation (depreciation)	518,303,405	175,520,872

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	549,273,555	733,635,458

Distributions to shareholders:
Class IB	—	(641,192,833)
Class K	—	(3,909,071)

Total distributions to shareholders	—	(645,101,904)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 4,930,645 and 10,636,206 shares, respectively ]	49,324,779	103,984,976
Capital shares issued in reinvestment of dividends and distributions [ 0 and 65,295,880 shares, respectively ]	—	641,192,833
Capital shares repurchased [ (47,850,526) and (102,424,139) shares, respectively ]	(476,512,135)	(1,000,927,257)

Total Class IB transactions	(427,187,356)	(255,749,448)

Class K
Capital shares sold [ 48,184 and 120,886 shares, respectively ]	476,643	1,188,309
Capital shares issued in reinvestment of dividends and distributions [ 0 and 397,373 shares, respectively ]	—	3,909,071
Capital shares repurchased [ (495,336) and (1,477,494) shares, respectively ]	(4,994,108)	(14,448,260)

Total Class K transactions	(4,517,465)	(9,350,880)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(431,704,821)	(265,100,328)

TOTAL INCREASE (DECREASE) IN NET ASSETS	117,568,734	(176,566,774)
NET ASSETS:
Beginning of period	6,752,839,931	6,929,406,705

End of period	$6,870,408,665	$6,752,839,931

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025		2024	2023	2022	2021
Net asset value, beginning of period	$9.65		$9.53		$9.33	$8.47	$11.61	$11.52

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.14		0.16	0.12	0.09	0.08
Net realized and unrealized gain (loss)	0.84		0.95		0.84	1.16	(2.10)	1.35

Total from investment operations	0.82		1.09		1.00	1.28	(2.01)	1.43

Less distributions:
Dividends from net investment income	—		(0.19)		(0.24)	(0.15)	(0.10)	(0.42)
Distributions from net realized gains	—		(0.78)		(0.56)	(0.27)	(1.03)	(0.92)

Total dividends and distributions	—		(0.97)		(0.80)	(0.42)	(1.13)	(1.34)

Net asset value, end of period	$10.47		$9.65		$9.53	$9.33	$8.47	$11.61

Total return (b)(y)	8.50%		11.50%		10.75%	15.36%	(17.08)%	12.67%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,831,774		$6,712,944		$6,880,877	$6,845,088	$6,684,718	$8,960,367
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	0.48%		0.48	%(i)	0.49%	0.50%	0.49%	0.48%
Before waivers (a)(f)	0.48%		0.48%		0.49%	0.50%	0.49%	0.48%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)(x)	(0.34)%		1.48%		1.65%	1.33%	0.90%	0.63%
Before waivers (a)(g)(x)	(0.34)%		1.48%		1.65%	1.33%	0.90%	0.63%
Portfolio turnover rate^	2	%(z)	13%		15%	8%	9%	23%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025		2024	2023	2022	2021
Net asset value, beginning of period	$9.66		$9.54		$9.33	$8.47	$11.61	$11.52

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.16		0.18	0.14	0.12	0.11
Net realized and unrealized gain (loss)	0.83		0.95		0.86	1.16	(2.11)	1.35

Total from investment operations	0.83		1.11		1.04	1.30	(1.99)	1.46

Less distributions:
Dividends from net investment income	—		(0.21)		(0.27)	(0.17)	(0.12)	(0.45)
Distributions from net realized gains	—		(0.78)		(0.56)	(0.27)	(1.03)	(0.92)

Total dividends and distributions	—		(0.99)		(0.83)	(0.44)	(1.15)	(1.37)

Net asset value, end of period	$10.49		$9.66		$9.54	$9.33	$8.47	$11.61

Total return (b)(y)	8.59%		11.74%		11.13%	15.62%	(16.86)%	12.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$38,635		$39,896		$48,529	$50,886	$52,619	$65,780
Ratio of expenses to average net assets:
After waivers (a)(f)(k)	0.23%		0.23	%(i)	0.24%	0.25%	0.24%	0.23%
Before waivers (a)(f)	0.23%		0.23%		0.24%	0.25%	0.24%	0.23%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)(x)	(0.09)%		1.61%		1.84%	1.59%	1.18%	0.87%
Before waivers (a)(g)(x)	(0.09)%		1.61%		1.84%	1.59%	1.18%	0.87%
Portfolio turnover rate^	2	%(z)	13%		15%	8%	9%	23%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(i)	Includes voluntary waiver from investment manager of less than 0.005%.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.10%, 1.11%, 1.12%, 1.13%, 1.10% and 1.09% for Class IB for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(k)

Including direct and indirect expenses, the net expense ratio after waivers would be 0.85%, 0.86%, 0.87%, 0.88%, 0.85% and 0.84% for Class K for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (91.4%)
1290 Avantis® U.S. Large Cap Growth Fund‡	1,115,057	$25,412,156
1290 VT Equity Income Portfolio‡	12,697,207	68,564,916
1290 VT GAMCO Small Company Value Portfolio‡	988,946	92,960,937
1290 VT Micro Cap Portfolio‡	3,160,725	50,287,141
1290 VT Small Cap Value Portfolio‡	3,054,629	41,329,133
ATM International Managed Volatility Portfolio‡	27,722,259	362,052,705
ATM Large Cap Managed Volatility Portfolio‡	51,810,277	793,733,440
ATM Mid Cap Managed Volatility Portfolio‡	6,555,665	59,394,322
ATM Small Cap Managed Volatility Portfolio‡	22,241,867	305,380,837
EQ/AB Small Cap Growth Portfolio‡	6,437,959	137,901,080
EQ/American Century Mid Cap Value Portfolio‡	549,146	13,267,367
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	8,253,381	115,960,006
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,804,988	47,320,146
EQ/Global Equity Managed Volatility Portfolio‡	7,127,467	138,629,233
EQ/International Core Managed Volatility Portfolio‡	5,663,095	76,225,254
EQ/International Equity Index Portfolio‡	520,277	7,887,398
EQ/International Value Managed Volatility Portfolio‡	6,448,118	102,976,439
EQ/Janus Enterprise Portfolio*‡	781,456	19,223,816
EQ/JPMorgan Growth Stock Portfolio*‡	577,862	47,020,606
EQ/JPMorgan Value Opportunities Portfolio‡	3,074,987	68,356,957
EQ/Large Cap Core Managed Volatility Portfolio‡	13,146,184	150,523,807
EQ/Large Cap Value Managed Volatility Portfolio‡	4,162,871	85,796,768
EQ/Loomis Sayles Growth Portfolio*‡	3,548,448	41,658,780
EQ/MFS International Growth Portfolio‡	16,708,244	138,845,506
EQ/Morgan Stanley Small Cap Growth Portfolio‡	5,943,401	66,982,131
EQ/Value Equity Portfolio‡	2,644,006	64,672,393

Total Equity		3,122,363,274

Fixed Income (8.6%)
1290 Diversified Bond Fund‡	1,716,006	14,637,530
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,510,617	21,993,008
1290 VT High Yield Bond Portfolio‡	626,460	5,769,693
EQ/Core Bond Index Portfolio‡	4,754,415	45,262,035
EQ/Core Plus Bond Portfolio‡	5,040,192	17,539,869
EQ/Intermediate Government Bond Portfolio‡	5,689,321	55,470,882
EQ/Long-Term Bond Portfolio‡	8,771,418	59,031,644
EQ/PIMCO Ultra Short Bond Portfolio‡	2,616,845	26,325,462
EQ/Quality Bond PLUS Portfolio‡	2,241,728	17,575,144
Multimanager Core Bond Portfolio‡	3,383,915	29,304,705

Total Fixed Income		292,909,972

Total Investments in Securities (100.0%) (Cost $2,365,292,594)		3,415,273,246
Other Assets Less Liabilities (0.0%)†		1,219,540

Net Assets (100%)		$3,416,492,786

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis® U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	1,115,057	25,192,606	662	(1,378,681)	251,731	1,345,838	25,412,156	—	—
1290 VT Equity Income Portfolio	12,697,207	67,809,020	2,481	(6,676,306)	604,076	6,825,645	68,564,916	—	—
1290 VT GAMCO Small Company Value Portfolio	988,946	79,905,652	2,647	(5,114,726)	930,808	17,236,556	92,960,937	—	—
1290 VT Micro Cap Portfolio	3,160,725	40,613,110	1,434	(2,499,643)	(27,551)	12,199,791	50,287,141	—	—
1290 VT Small Cap Value Portfolio	3,054,629	35,893,889	1,213	(2,115,083)	58,688	7,490,426	41,329,133	—	—
ATM International Managed Volatility Portfolio	27,722,259	338,893,110	12,011,414	(19,901,006)	1,111,605	29,937,582	362,052,705	—	—
ATM Large Cap Managed Volatility Portfolio	51,810,277	797,413,595	25,530	(77,412,877)	(154,422)	73,861,614	793,733,440	—	—
ATM Mid Cap Managed Volatility Portfolio	6,555,665	51,464,466	2,501,929	(3,364,904)	7,333	8,785,498	59,394,322	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Small Cap Managed Volatility Portfolio	22,241,867	251,728,420	18,010,312	(20,378,203)	212,330	55,807,978	305,380,837	—	—
EQ/AB Small Cap Growth Portfolio	6,437,959	119,673,901	3,529	(6,152,968)	(20,333)	24,396,951	137,901,080	—	—
EQ/American Century Mid Cap Value Portfolio	549,146	12,437,378	331	(576,841)	2,086	1,404,413	13,267,367	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	8,253,381	114,488,609	3,584	(6,249,108)	639,554	7,077,367	115,960,006	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,804,988	41,120,729	1,433	(2,499,643)	26,531	8,671,096	47,320,146	—	—
EQ/Global Equity Managed Volatility Portfolio	7,127,467	129,566,502	4,026	(7,018,229)	42,372	16,034,562	138,629,233	—	—
EQ/International Core Managed Volatility Portfolio	5,663,095	73,982,143	2,647	(4,614,726)	300,691	6,554,499	76,225,254	—	—
EQ/International Equity Index Portfolio	520,277	7,226,646	—	—	—	660,752	7,887,398	—	—
EQ/International Value Managed Volatility Portfolio	6,448,118	103,563,040	4,025	(7,018,229)	(12,957)	6,440,560	102,976,439	—	—
EQ/Janus Enterprise Portfolio*	781,456	16,428,679	2,500,772	(1,345,962)	15,707	1,624,620	19,223,816	—	—
EQ/JPMorgan Growth Stock Portfolio*	577,862	46,194,301	1,323	(2,307,363)	24,764	3,107,581	47,020,606	—	—
EQ/JPMorgan Value Opportunities Portfolio	3,074,987	68,051,978	2,482	(5,851,306)	303,127	5,850,676	68,356,957	—	—
EQ/Large Cap Core Managed Volatility Portfolio	13,146,184	148,854,643	4,798	(11,864,191)	40,622	13,487,935	150,523,807	—	—
EQ/Large Cap Value Managed Volatility Portfolio	4,162,871	88,063,854	3,308	(12,768,407)	6,389,960	4,108,053	85,796,768	—	—
EQ/Loomis Sayles Growth Portfolio*	3,548,448	50,961,025	1,324	(7,307,363)	1,807,509	(3,803,715)	41,658,780	—	—
EQ/MFS International Growth Portfolio	16,708,244	138,566,338	5,904,630	(8,075,770)	68,536	2,381,772	138,845,506	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	5,943,401	60,829,039	1,765	(3,076,484)	(2,302)	9,230,113	66,982,131	—	—
EQ/Value Equity Portfolio	2,644,006	67,681,111	2,482	(4,326,306)	1,287,199	27,907	64,672,393	—	—
Fixed Income
1290 Diversified Bond Fund	1,716,006	14,656,908	603,499	(961,401)	5,936	332,588	14,637,530	103,471	—
1290 VT DoubleLine Opportunistic Bond Portfolio	2,510,617	21,966,920	1,110,772	(1,345,962)	823	260,455	21,993,008	—	—
1290 VT High Yield Bond Portfolio	626,460	5,890,913	200,221	(384,560)	1,948	61,171	5,769,693	—	—
EQ/Core Bond Index Portfolio	4,754,415	45,494,708	2,301,543	(2,691,923)	2,270	155,437	45,262,035	—	—
EQ/Core Plus Bond Portfolio	5,040,192	17,579,405	800,661	(1,153,681)	(917)	314,401	17,539,869	—	—
EQ/Intermediate Government Bond Portfolio	5,689,321	55,848,654	2,801,929	(3,364,904)	2,301	182,902	55,470,882	—	—
EQ/Long-Term Bond Portfolio	8,771,418	58,328,412	3,572,040	(3,557,185)	3,978	684,399	59,031,644	—	—
EQ/PIMCO Ultra Short Bond Portfolio	2,616,845	26,412,571	900,882	(1,538,242)	254	549,997	26,325,462	—	—
EQ/Quality Bond PLUS Portfolio	2,241,728	17,717,527	840,607	(1,057,541)	445	74,106	17,575,144	—	—
Multimanager Core Bond Portfolio	3,383,915	29,467,699	1,884,316	(1,730,522)	4,690	(321,478)	29,304,705	573,539	—

Total		3,269,967,501	56,016,551	(247,680,246)	13,929,392	323,040,048	3,415,273,246	677,010	—

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$3,415,273,246	$—	$—	$3,415,273,246

Total Assets	$3,415,273,246	$—	$—	$3,415,273,246

Total Liabilities	$—	$—	$—	$—

Total	$3,415,273,246	$—	$—	$3,415,273,246

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$56,016,551
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$247,680,246

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,060,570,309
Aggregate gross unrealized depreciation	(40,622,893)

Net unrealized appreciation	$1,019,947,416

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,395,325,830

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $2,365,292,594)	$3,415,273,246
Cash	2,177,142
Receivable for securities sold	1,245,480
Dividends, interest and other receivables	176,429
Receivable for Portfolio shares sold	95,783
Other assets	34,103

Total assets	3,419,002,183

LIABILITIES
Payable for Portfolio shares repurchased	974,929
Distribution fees payable – Class IB	690,755
Administrative fees payable	347,372
Investment management fees payable	260,796
Accrued expenses	235,545

Total liabilities	2,509,397

Commitments and contingent liabilities^
NET ASSETS	$3,416,492,786

Net assets were comprised of:
Paid in capital	$2,195,555,574
Total distributable earnings (loss)	1,220,937,212

Net assets	$3,416,492,786

Class IB
Net asset value, offering and redemption price per share, $3,391,178,783 / 290,266,619 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.68

Class K
Net asset value, offering and redemption price per share, $25,314,003 / 2,160,700 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.72

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$677,010
Interest	33,311

Total income	710,321

EXPENSES
Distribution fees – Class IB	4,070,342
Administrative fees	2,042,270
Investment management fees	1,538,370
Custodian fees	113,890
Printing and mailing expenses	78,733
Professional fees	71,026
Trustees’ fees	51,172
Miscellaneous	25,146

Total expenses	7,990,949

NET INVESTMENT INCOME (LOSS)	(7,280,628)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	13,929,392
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	323,040,048

NET REALIZED AND UNREALIZED GAIN (LOSS)	336,969,440

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$329,688,812

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(7,280,628)	$29,381,950
Net realized gain (loss)	13,929,392	267,997,563
Net change in unrealized appreciation (depreciation)	323,040,048	90,802,571

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	329,688,812	388,182,084

Distributions to shareholders:
Class IB	—	(336,558,948)
Class K	—	(2,654,268)

Total distributions to shareholders	—	(339,213,216)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,979,264 and 7,107,583 shares, respectively ]	32,823,133	75,626,182
Capital shares issued in reinvestment of dividends and distributions [ 0 and 31,348,454 shares, respectively ]	—	336,558,948
Capital shares repurchased [ (19,602,518) and (38,734,884) shares, respectively ]	(215,550,213)	(412,480,081)

Total Class IB transactions	(182,727,080)	(294,951)

Class K
Capital shares sold [ 77,909 and 144,671 shares, respectively ]	846,120	1,517,634
Capital shares issued in reinvestment of dividends and distributions [ 0 and 246,606 shares, respectively ]	—	2,654,268
Capital shares repurchased [ (249,952) and (637,347) shares, respectively ]	(2,744,321)	(6,773,510)

Total Class K transactions	(1,898,201)	(2,601,608)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(184,625,281)	(2,896,559)

TOTAL INCREASE (DECREASE) IN NET ASSETS	145,063,531	46,072,309
NET ASSETS:
Beginning of period	3,271,429,255	3,225,356,946

End of period	$3,416,492,786	$3,271,429,255

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025		2024	2023	2022	2021
Net asset value, beginning of period	$10.58		$10.41		$9.86	$8.70	$12.51	$12.06

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.10		0.13	0.10	0.07	0.07
Net realized and unrealized gain (loss)	1.12		1.24		1.23	1.47	(2.41)	1.95

Total from investment operations	1.10		1.34		1.36	1.57	(2.34)	2.02

Less distributions:
Dividends from net investment income	—		(0.15)		(0.23)	(0.13)	(0.08)	(0.53)
Distributions from net realized gains	—		(1.02)		(0.58)	(0.28)	(1.39)	(1.04)

Total dividends and distributions	—		(1.17)		(0.81)	(0.41)	(1.47)	(1.57)

Net asset value, end of period	$11.68		$10.58		$10.41	$9.86	$8.70	$12.51

Total return (b)(y)	10.40%		12.97%		13.73%	18.37%	(18.31)%	17.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,391,179		$3,246,712		$3,198,472	$3,047,571	$2,805,155	$3,712,223
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	0.49%		0.49	%(i)	0.49%	0.51%	0.49%	0.48%
Before waivers (a)(f)	0.49%		0.49%		0.49%	0.51%	0.49%	0.48%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)(x)	(0.45)%		0.92%		1.18%	1.03%	0.72%	0.55%
Before waivers (a)(g)(x)	(0.45)%		0.92%		1.18%	1.03%	0.72%	0.55%
Portfolio turnover rate^	2	%(z)	11%		15%	6%	7%	17%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025		2024	2023	2022	2021
Net asset value, beginning of period	$10.60		$10.43		$9.87	$8.70	$12.52	$12.07

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.12		0.14	0.12	0.10	0.10
Net realized and unrealized gain (loss)	1.13		1.25		1.26	1.48	(2.42)	1.96

Total from investment operations	1.12		1.37		1.40	1.60	(2.32)	2.06

Less distributions:
Dividends from net investment income	—		(0.18)		(0.26)	(0.15)	(0.11)	(0.57)
Distributions from net realized gains	—		(1.02)		(0.58)	(0.28)	(1.39)	(1.04)

Total dividends and distributions	—		(1.20)		(0.84)	(0.43)	(1.50)	(1.61)

Net asset value, end of period	$11.72		$10.60		$10.43	$9.87	$8.70	$12.52

Total return (b)(y)	10.57%		13.21%		14.09%	18.76%	(18.16)%	17.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$25,314		$24,718		$26,885	$29,788	$28,391	$37,698
Ratio of expenses to average net assets:
After waivers (a)(f)(k)	0.24%		0.24	%(i)	0.24%	0.26%	0.24%	0.23%
Before waivers (a)(f)	0.24%		0.24%		0.24%	0.26%	0.24%	0.23%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)(x)	(0.20)%		1.14%		1.34%	1.26%	0.97%	0.78%
Before waivers (a)(g)(x)	(0.20)%		1.14%		1.34%	1.26%	0.97%	0.78%
Portfolio turnover rate^	2	%(z)	11%		15%	6%	7%	17%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(i)	Includes voluntary waiver from investment manager of less than 0.005%.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.15%, 1.16%, 1.15%, 1.18%, 1.14% and 1.12% for Class IB for the period ended June 30, 2026 and year ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(k)

Including direct and indirect expenses, the net expense ratio after waivers would be 0.90%, 0.91%, 0.90%, 0.93%, 0.89% and 0.87% for Class K for the period ended June 30, 2026 and year ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (24.8%)
iShares Core S&P Total U.S. Stock Market ETF (x)	16,100	$2,644,747
iShares Core S&P U.S. Value ETF (x)	36,600	4,031,490
iShares MSCI Global Min Vol Factor ETF (x)	33,800	4,063,774
State Street SPDR Portfolio Developed World ex-US ETF (x)	87,800	4,424,242
Vanguard FTSE Emerging Markets ETF (x)	86,300	5,151,247

Total Equity		20,315,500

Fixed Income (8.4%)
iShares Broad USD High Yield Corporate Bond ETF	110,000	4,072,200
Vanguard Total Bond Market ETF	38,200	2,804,262

Total Fixed Income		6,876,462

Total Exchange Traded Funds (33.2%) (Cost $23,760,824)		27,191,962

INVESTMENT COMPANIES:
Equity (20.2%)
1290 Avantis® U.S. Large Cap Growth Fund‡	53,546	1,220,321
1290 Essex Small Cap Growth Fund*‡	147,063	3,083,909
1290 GAMCO Small/Mid Cap Value Fund‡	178,955	4,096,289
1290 SmartBeta Equity Fund‡	334,719	7,005,660
AB Small Cap Growth Portfolio*‡	11,159	1,093,278

Total Equity		16,499,457

Fixed Income (44.6%)
1290 Diversified Bond Fund‡	3,425,848	29,222,481
1290 High Yield Bond Fund‡	866,940	7,334,316

Total Fixed Income		36,556,797

Total Investment Companies (64.8%) (Cost $49,461,377)		53,056,254

SHORT-TERM INVESTMENTS:
Investment Companies (11.5%)
Allspring Government Money Market Fund, Select Shares 3.57% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	8,460,832	8,460,832

Total Investment Companies		9,460,832

Total Short-Term Investments (11.5%) (Cost $9,460,832)		9,460,832

Total Investments in Securities (109.5%) (Cost $82,683,033)		89,709,048
Other Assets Less Liabilities (-9.5%)		(7,784,915)

Net Assets (100%)		$81,924,133

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $10,407,203. This was collateralized by $1,142,954 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.250%, maturing 1/15/27 – 5/15/56 and by cash of $9,460,832 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	53,546	1,357,917	34,836	(254,094)	49,494	32,168	1,220,321	—	—
1290 Essex Small Cap Growth Fund*	147,063	3,059,286	85,193	(715,706)	217,234	437,902	3,083,909	—	—
1290 GAMCO Small/Mid Cap Value Fund	178,955	3,934,908	108,427	(783,472)	148,112	688,314	4,096,289	—	—
1290 SmartBeta Equity Fund	334,719	9,134,751	263,323	(2,668,531)	106,446	169,671	7,005,660	—	—
AB Small Cap Growth Portfolio*	11,159	978,509	27,109	(151,879)	33,769	205,770	1,093,278	—	—
Fixed Income
1290 Diversified Bond Fund	3,425,848	28,470,652	2,534,558	(2,429,597)	523	646,345	29,222,481	206,372	—
1290 High Yield Bond Fund	866,940	7,193,037	814,149	(546,775)	(50)	(126,045)	7,334,316	228,544	—

Total		54,129,060	3,867,595	(7,550,054)	555,528	2,054,125	53,056,254	434,916	—

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$27,191,962	$—	$—	$27,191,962
Investment Companies
Investment Companies	53,056,254	—	—	53,056,254
Short-Term Investments
Investment Companies	9,460,832	—	—	9,460,832

Total Assets	$89,709,048	$—	$—	$89,709,048

Total Liabilities	$—	$—	$—	$—

Total	$89,709,048	$—	$—	$89,709,048

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$23,053,141
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$26,049,954

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,093,961
Aggregate gross unrealized depreciation	(2,172,582)

Net unrealized appreciation	$6,921,379

Federal income tax cost of investments in securities and derivative instruments, if applicable	$82,787,669

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $49,461,376)	$53,056,254
Unaffiliated Issuers (Cost $33,221,657)	36,652,794
Cash	1,779,315
Dividends, interest and other receivables	102,060
Receivable for Portfolio shares sold	12,599
Securities lending income receivable	1,226
Other assets	832

Total assets	91,605,080

LIABILITIES
Payable for return of collateral on securities loaned	9,460,832
Payable for securities purchased	136,015
Distribution fees payable – Class IB	16,031
Investment management fees payable	8,429
Administrative fees payable	8,399
Payable for Portfolio shares repurchased	1,159
Accrued expenses	50,082

Total liabilities	9,680,947

Commitments and contingent liabilities^
NET ASSETS	$81,924,133

Net assets were comprised of:
Paid in capital	$71,717,169
Total distributable earnings (loss)	10,206,964

Net assets	$81,924,133

Class IB
Net asset value, offering and redemption price per share, $78,025,062 / 5,953,849 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.10

Class K
Net asset value, offering and redemption price per share, $3,899,071 / 296,754 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.14

(x)	Includes value of securities on loan of $10,407,203.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends ($434,916 of dividend income received from affiliates)	$752,720
Interest	28,457
Securities lending (net)	6,375

Total income	787,552

EXPENSES
Distribution fees – Class IB	96,298
Investment management fees	60,636
Administrative fees	50,323
Custodian fees	29,477
Professional fees	21,828
Printing and mailing expenses	9,565
Trustees’ fees	1,260
Miscellaneous	1,731

Gross expenses	271,118
Less: Waiver from investment manager	(10,384)

Net expenses	260,734

NET INVESTMENT INCOME (LOSS)	526,818

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($555,528 realized gain (loss) from affiliates)	2,173,074
Net change in unrealized appreciation (depreciation) on investments in securities ($2,054,125 of change in unrealized appreciation (depreciation) from affiliates)	1,656,673

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,829,747

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,356,565

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$526,818	$2,910,448
Net realized gain (loss)	2,173,074	3,405,182
Net change in unrealized appreciation (depreciation)	1,656,673	2,417,093

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,356,565	8,732,723

Distributions to shareholders:
Class IB	—	(6,045,040)
Class K	—	(152,745)

Total distributions to shareholders	—	(6,197,785)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 365,097 and 812,704 shares, respectively ]	4,659,124	10,359,817
Capital shares issued in reinvestment of dividends and distributions [ 0 and 484,893 shares, respectively ]	—	6,045,040
Capital shares repurchased [ (619,705) and (1,296,734) shares, respectively ]	(7,903,913)	(16,325,128)

Total Class IB transactions	(3,244,789)	79,729

Class K
Capital shares sold [ 13,575 and 190,836 shares, respectively ]	170,831	2,394,944
Capital shares issued in reinvestment of dividends and distributions [ 0 and 12,247 shares, respectively ]	—	152,745
Capital shares repurchased [ (28,883) and (196,694) shares, respectively ]	(367,382)	(2,442,323)

Total Class K transactions	(196,551)	105,366

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,441,340)	185,095

TOTAL INCREASE (DECREASE) IN NET ASSETS	915,225	2,720,033
NET ASSETS:
Beginning of period	81,008,908	78,288,875

End of period	$81,924,133	$81,008,908

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022		2021
Net asset value, beginning of period	$12.42		$12.02	$11.68	$10.91	$13.04		$12.84

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.47	0.39	0.29	0.18		0.08
Net realized and unrealized gain (loss)	0.60		0.98	0.46	0.78	(1.80)		1.20

Total from investment operations	0.68		1.45	0.85	1.07	(1.62)		1.28

Less distributions:
Dividends from net investment income	—		(0.48)	(0.39)	(0.30)	(0.20)		(0.08)
Distributions from net realized gains	—		(0.57)	(0.12)	—	(0.31)		(1.00)

Total dividends and distributions	—		(1.05)	(0.51)	(0.30)	(0.51)		(1.08)

Net asset value, end of period	$13.10		$12.42	$12.02	$11.68	$10.91		$13.04

Total return (b)(y)	5.48%		12.03%	7.25%	9.86%	(12.40)%		10.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$78,025		$77,127	$74,611	$69,065	$65,986		$73,621
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	0.66%		0.65%	0.65%	0.65%	0.99%		1.16%
Before waivers (a)(f)	0.68%		0.70%	0.69%	0.71%	1.07%		1.26%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	1.29%		3.75%	3.16%	2.56%	1.56	%(x)	0.60%
Before waivers (a)(g)	1.27%		3.70%	3.12%	2.49%	1.48	%(x)	0.51%
Portfolio turnover rate^	29	%(z)	52%	29%	62%	194	%(h)	131%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022		2021
Net asset value, beginning of period	$12.44		$12.03	$11.69	$10.92	$13.05		$12.84

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.51	0.43	0.31	0.20		0.11
Net realized and unrealized gain (loss)	0.60		0.98	0.45	0.79	(1.79)		1.21

Total from investment operations	0.70		1.49	0.88	1.10	(1.59)		1.32

Less distributions:
Dividends from net investment income	—		(0.51)	(0.42)	(0.33)	(0.23)		(0.11)
Distributions from net realized gains	—		(0.57)	(0.12)	—	(0.31)		(1.00)

Total dividends and distributions	—		(1.08)	(0.54)	(0.33)	(0.54)		(1.11)

Net asset value, end of period	$13.14		$12.44	$12.03	$11.69	$10.92		$13.05

Total return (b)(y)	5.63%		12.36%	7.50%	10.11%	(12.17)%		10.42%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,899		$3,882	$3,677	$3,038	$2,881		$3,397
Ratio of expenses to average net assets:
After waivers (a)(f)(k)	0.41%		0.40%	0.40%	0.40%	0.74%		0.91%
Before waivers (a)(f)	0.43%		0.45%	0.44%	0.46%	0.82%		1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	1.54%		4.07%	3.49%	2.78%	1.75	%(x)	0.84%
Before waivers (a)(g)	1.52%		4.02%	3.45%	2.72%	1.68	%(x)	0.75%
Portfolio turnover rate^	29	%(z)	52%	29%	62%	194	%(h)	131%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.10%, 1.10%, 1.10%, 1.10%, 1.17% and 1.20% for Class IB for the period ended June 30, 2026 and year ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(k)

Including direct and indirect expenses, the net expense ratio after waivers would be 0.85%, 0.85%, 0.85%, 0.85%, 0.92% and 0.95% for Class K for the period ended June 30, 2026 and year ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (28.2%)
iShares Core S&P Total U.S. Stock Market ETF	8,100	$1,330,587
iShares Core S&P U.S. Value ETF	18,600	2,048,790
iShares MSCI Global Min Vol Factor ETF (x)	25,700	3,089,911
State Street SPDR Portfolio Developed World ex-US ETF	45,070	2,271,077
Vanguard FTSE Emerging Markets ETF	50,180	2,995,244

Total Equity		11,735,609

Fixed Income (4.0%)
iShares Broad USD High Yield Corporate Bond ETF	45,170	1,672,194

Total Exchange Traded Funds (32.2%) (Cost $11,811,839)		13,407,803

INVESTMENT COMPANIES:
Investment Companies (65.6%)
Equity (36.7%)
1290 Avantis® U.S. Large Cap Growth Fund‡	47,236	1,076,498
1290 Essex Small Cap Growth Fund*‡	126,911	2,661,324
1290 GAMCO Small/Mid Cap Value Fund‡	152,991	3,501,963
1290 SmartBeta Equity Fund‡	342,478	7,168,059
AB Small Cap Growth Portfolio*‡	9,155	896,947

Total Equity		15,304,791

Fixed Income (28.9%)
1290 Diversified Bond Fund‡	1,137,474	9,702,651
1290 High Yield Bond Fund‡	278,455	2,355,732

Total Fixed Income		12,058,383

Total Investment Companies (65.6%) (Cost $23,869,543)		27,363,174

SHORT-TERM INVESTMENTS:
Investment Companies (1.9%)
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	779,315	779,315

Total Short-Term Investments (1.9%) (Cost $779,540)		779,315

Total Investments in Securities (99.7%) (Cost $36,460,922)		41,550,292
Other Assets Less Liabilities (0.3%)		121,512

Net Assets (100%)		$41,671,804

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)

All or a portion of security is on loan at June 30, 2026, the Portfolio had loaned securities with a total value of $1,058,264. This was collateralized by $1,095,437 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/31/26 – 11/15/55

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	47,236	1,056,342	52,702	(105,868)	5,722	67,600	1,076,498	—	—
1290 Essex Small Cap Growth Fund*	126,911	2,349,946	172,894	(415,028)	25,658	527,854	2,661,324	—	—
1290 GAMCO Small/Mid Cap Value Fund	152,991	3,060,035	292,156	(527,903)	46,437	631,238	3,501,963	—	—
1290 SmartBeta Equity Fund	342,478	7,457,711	600,973	(1,140,623)	(4,652)	254,650	7,168,059	—	—
AB Small Cap Growth Portfolio*	9,155	762,091	37,278	(96,883)	9,464	184,997	896,947	—	—
Fixed Income
1290 Diversified Bond Fund	1,137,474	7,683,523	2,617,378	(795,090)	(464)	197,304	9,702,651	70,987	—
1290 High Yield Bond Fund	278,455	2,115,822	327,491	(49,216)	6	(38,371)	2,355,732	70,680	—

Total		24,485,470	4,100,872	(3,130,611)	82,171	1,825,272	27,363,174	141,667	—

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$13,407,803	$—	$—	$13,407,803
Investment Companies
Investment Companies	27,363,174	—	—	27,363,174
Short-Term Investments
Investment Companies	779,315	—	—	779,315

Total Assets	$41,550,292	$—	$—	$41,550,292

Total Liabilities	$—	$—	$—	$—

Total	$41,550,292	$—	$—	$41,550,292

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$12,101,803
Net Proceeds of Sales and Redemptions:
six months
Long-term investments other than U.S. government debt securities	$10,893,867

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,506,251
Aggregate gross unrealized depreciation	(447,306)

Net unrealized appreciation	$5,058,945

Federal income tax cost of investments in securities and derivative instruments, if applicable	$36,491,347

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $23,869,543)	$27,363,174
Unaffiliated Issuers (Cost $12,591,379)	14,187,118
Cash	112,245
Receivable for Portfolio shares sold	37,154
Dividends, interest and other receivables	34,695
Securities lending income receivable	789
Other assets	944

Total assets	41,736,119

LIABILITIES
Payable for securities purchased	5,967
Distribution fees payable – Class IB	5,747
Administrative fees payable	1,596
Payable for Portfolio shares repurchased	953
Accrued expenses	50,052

Total liabilities	64,315

Commitments and contingent liabilities^
NET ASSETS	$41,671,804

Net assets were comprised of:
Paid in capital	$35,325,035
Total distributable earnings (loss)	6,346,769

Net assets	$41,671,804

Class IB
Net asset value, offering and redemption price per share, $28,370,233 / 2,352,684 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.06

Class K
Net asset value, offering and redemption price per share, $13,301,571 / 1,101,243 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.08

(x)	Includes value of securities on loan of $1,058,264.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends ($141,667 of dividend income received from affiliates)	$285,049
Interest	1,971
Securities lending (net)	2,123

Total income	289,143

EXPENSES
Distribution fees – Class IB	33,166
Investment management fees	29,423
Custodian fees	27,720
Administrative fees	24,420
Professional fees	22,061
Printing and mailing expenses	8,644
Trustees’ fees	603
Miscellaneous	1,269

Gross expenses	147,306
Less: Waiver from investment manager	(46,340)

Net expenses	100,966

NET INVESTMENT INCOME (LOSS)	188,177

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($82,171 realized gain (loss) from affiliates)	642,204
Net change in unrealized appreciation (depreciation) on investments in securities ($1,825,272 of change in unrealized appreciation (depreciation) from affiliates)	1,936,303

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,578,507

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,766,684

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$188,177	$869,339
Net realized gain (loss)	642,204	1,105,262
Net change in unrealized appreciation (depreciation)	1,936,303	1,696,076

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,766,684	3,670,677

Distributions to shareholders:
Class IB	—	(1,064,352)
Class K	—	(556,942)

Total distributions to shareholders	—	(1,621,294)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 209,429 and 967,269 shares, respectively ]	2,435,410	10,957,574
Capital shares issued in reinvestment of dividends [ 0 and 94,494 shares, respectively ]	—	1,064,352
Capital shares repurchased [ (109,454) and (217,256) shares, respectively ]	(1,267,533)	(2,390,066)

Total Class IB transactions	1,167,877	9,631,860

Class K
Capital shares issued in reinvestment of dividends [ 0 and 49,412 shares, respectively ]	—	556,942

Total Class K transactions	—	556,942

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,167,877	10,188,802

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,934,561	12,238,185
NET ASSETS:
Beginning of period	37,737,243	25,499,058

End of period	$41,671,804	$37,737,243

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,			February 15, 2022* to December 31, 2022
Class IB			2025	2024	2023
Net asset value, beginning of period	$11.25		$10.36	$9.55	$8.68	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(k)	0.05		0.33	0.25	0.24	0.19
Net realized and unrealized gain (loss)	0.76		1.06	0.77	0.80	(1.37)

Total from investment operations	0.81		1.39	1.02	1.04	(1.18)

Less distributions:
Dividends from net investment income	—		(0.25)	(0.21)	(0.17)	(0.14)
Distributions from net realized gains	—		(0.25)	—	—	—

Total dividends and distributions	—		(0.50)	(0.21)	(0.17)	(0.14)

Net asset value, end of period	$12.06		$11.25	$10.36	$9.55	$8.68

Total return (b)(y)	7.20%		13.43%	10.62%	12.01%	(11.78)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,370		$25,343	$14,595	$8,800	$1,212
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)(j)	0.59%		0.59%	0.61%	0.61%	0.59%
Before waivers and reimbursements (a)(f)	0.83%		0.95%	1.04%	1.41%	2.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(g)(x)	0.88%		2.97%	2.47%	2.60%	2.47	%(l)
Before waivers and reimbursements (a)(g)(x)	0.65%		2.61%	2.03%	1.80%	0.43	%(l)
Portfolio turnover rate^	28	%(z)	43%	27%	60%	50	%(z)

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,			February 15, 2022* to December 31, 2022
Class K			2025	2024	2023
Net asset value, beginning of period	$11.25		$10.37	$9.55	$8.68	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(k)	0.06		0.32	0.26	0.21	0.16
Net realized and unrealized gain (loss)	0.77		1.09	0.79	0.85	(1.32)

Total from investment operations	0.83		1.41	1.05	1.06	(1.16)

Less distributions:
Dividends from net investment income	—		(0.28)	(0.23)	(0.19)	(0.16)
Distributions from net realized gains	—		(0.25)	—	—	—

Total dividends and distributions	—		(0.53)	(0.23)	(0.19)	(0.16)

Net asset value, end of period	$12.08		$11.25	$10.37	$9.55	$8.68

Total return (b)(y)	7.38%		13.58%	11.00%	12.27%	(11.59)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,302		$12,394	$10,904	$9,825	$8,749
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)(k)	0.34%		0.34%	0.36%	0.35%	0.34%
Before waivers and reimbursements (a)(f)	0.58%		0.70%	0.80%	1.11%	2.10%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(g)(x)	1.12%		2.94%	2.50%	2.36%	1.96	%(l)
Before waivers and reimbursements (a)(g)(x)	0.88%		2.58%	2.06%	1.60%	0.20	%(l)
Portfolio turnover rate^	28	%(z)	43%	27%	60%	50	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(k)

Including direct and indirect expenses, the net expense ratio after waivers would be 0.85% for Class K for the period ended June 30, 2026 and year ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (31.3%)
iShares Core S&P Total U.S. Stock Market ETF	8,800	$1,445,576
iShares Core S&P U.S. Value ETF	20,200	2,225,030
iShares MSCI Global Min Vol Factor ETF (x)	37,460	4,503,815
State Street SPDR Portfolio Developed World ex-US ETF	47,070	2,371,857
Vanguard FTSE Emerging Markets ETF (x)	63,060	3,764,052

Total Exchange Traded Funds (31.3%) (Cost $12,417,332)		14,310,330

INVESTMENT COMPANIES:
Investment Companies (66.8%)
Equity (53.9%)
1290 Avantis® U.S. Large Cap Growth Fund‡	82,199	1,873,308
1290 Essex Small Cap Growth Fund*‡	181,168	3,799,087
1290 GAMCO Small/Mid Cap Value Fund‡	220,110	5,038,321
1290 SmartBeta Equity Fund‡	604,203	12,645,961
AB Small Cap Growth Portfolio*‡	13,314	1,304,347

Total Equity		24,661,024

Fixed Income (12.9%)
1290 Diversified Bond Fund‡	391,248	3,337,343
1290 High Yield Bond Fund‡	303,299	2,565,912

Total Fixed Income		5,903,255

Total Investment Companies (66.8%) (Cost $24,240,632)		30,564,279

SHORT-TERM INVESTMENTS:
Investment Companies (8.1%)
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	2,858,202	$2,858,202
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	879,006	879,006

Total Investment Companies		3,737,208

Total Short-Term Investments (8.1%) (Cost $3,737,469)		3,737,208

Total Investments in Securities (106.2%) (Cost $40,395,433)		48,611,817
Other Assets Less Liabilities (-6.2%)		(2,855,150)

Net Assets (100%)		$45,756,667

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $2,831,717. This was collateralized by $12,196 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/31/26 – 11/15/55 and by cash of $2,858,202 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	82,199	1,581,030	321,785	(150,265)	2,863	117,895	1,873,308	—	—
1290 Essex Small Cap Growth Fund*	181,168	3,099,463	462,407	(539,495)	35,140	741,572	3,799,087	—	—
1290 GAMCO Small/Mid Cap Value Fund	220,110	4,020,929	784,544	(698,660)	45,881	885,627	5,038,321	—	—
1290 SmartBeta Equity Fund	604,203	11,505,365	2,258,630	(1,541,396)	5,523	417,839	12,645,961	—	—
AB Small Cap Growth Portfolio*	13,314	1,001,835	154,143	(127,167)	9,843	265,693	1,304,347	—	—
Fixed Income
1290 Diversified Bond Fund	391,248	1,813,981	3,333,421	(1,876,573)	(751)	67,265	3,337,343	30,065	—
1290 High Yield Bond Fund	303,299	1,507,935	1,528,400	(443,431)	(2,064)	(24,928)	2,565,912	56,810	—

Total		24,530,538	8,843,330	(5,376,987)	96,435	2,470,963	30,564,279	86,875	—

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$14,310,330	$—	$—	$14,310,330
Investment Companies
Investment Companies	30,564,279	—	—	30,564,279
Short-Term Investments
Investment Companies	3,737,208	—	—	3,737,208

Total Assets	$48,611,817	$—	$—	$48,611,817

Total Liabilities	$—	$—	$—	$—

Total	$48,611,817	$—	$—	$48,611,817

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$16,160,201
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$11,871,784

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,249,254
Aggregate gross unrealized depreciation	(58,195)

Net unrealized appreciation	$8,191,059

Federal income tax cost of investments in securities and derivative instruments, if applicable	$40,420,758

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $24,240,632)	$30,564,279
Unaffiliated Issuers (Cost $16,154,801)	18,047,538
Cash	108,306
Dividends, interest and other receivables	22,922
Receivable for Portfolio shares sold	11,505
Securities lending income receivable	640
Other assets	953

Total assets	48,756,143

LIABILITIES
Payable for return of collateral on securities loaned	2,858,202
Payable for Portfolio shares repurchased	73,229
Payable for securities purchased	8,386
Distribution fees payable – Class IB	6,384
Administrative fees payable	2,196
Accrued expenses	51,079

Total liabilities	2,999,476

Commitments and contingent liabilities^
NET ASSETS	$45,756,667

Net assets were comprised of:
Paid in capital	$36,017,994
Total distributable earnings (loss)	9,738,673

Net assets	$45,756,667

Class IB
Net asset value, offering and redemption price per share, $31,505,074 / 2,388,505 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.19

Class K
Net asset value, offering and redemption price per share, $14,251,593 / 1,078,710 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.21

(x)	Includes value of securities on loan of $2,831,717.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends ($86,875 of dividend income received from affiliates)	$212,587
Interest	2,202
Securities lending (net)	2,070

Total income	216,859

EXPENSES
Distribution fees – Class IB	34,558
Investment management fees	30,883
Custodian fees	27,582
Administrative fees	25,635
Professional fees	22,083
Printing and mailing expenses	8,678
Trustees’ fees	620
Miscellaneous	1,735

Gross expenses	151,774
Less: Waiver from investment manager	(48,218)

Net expenses	103,556

NET INVESTMENT INCOME (LOSS)	113,303

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($96,435 realized gain (loss) from affiliates)	785,224
Net change in unrealized appreciation (depreciation) on investments in securities ($2,470,963 of change in unrealized appreciation (depreciation) from affiliates)	2,544,593

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,329,817

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,443,120

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$113,303	$553,599
Net realized gain (loss)	785,224	1,435,102
Net change in unrealized appreciation (depreciation)	2,544,593	2,581,190

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,443,120	4,569,891

Distributions to shareholders:
Class IB	—	(978,782)
Class K	—	(550,522)

Total distributions to shareholders	—	(1,529,304)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 513,718 and 605,986 shares, respectively ]	6,438,080	7,078,553
Capital shares issued in reinvestment of dividends [ 0 and 80,205 shares, respectively ]	—	978,782
Capital shares repurchased [ (169,595) and (262,589) shares, respectively ]	(2,134,785)	(3,051,120)

Total Class IB transactions	4,303,295	5,006,215

Class K
Capital shares issued in reinvestment of dividends [ 0 and 45,072 shares, respectively ]	—	550,522

Total Class K transactions	—	550,522

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,303,295	5,556,737

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,746,415	8,597,324
NET ASSETS:
Beginning of period	38,010,252	29,412,928

End of period	$45,756,667	$38,010,252

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,			February 15, 2022* to December 31, 2022
Class IB			2025	2024	2023
Net asset value, beginning of period	$12.17		$11.08	$9.81	$8.71	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.03		0.19	0.16	0.18	0.17
Net realized and unrealized gain (loss)	0.99		1.40	1.24	1.06	(1.36)

Total from investment operations	1.02		1.59	1.40	1.24	(1.19)

Less distributions:
Dividends from net investment income	—		(0.16)	(0.13)	(0.14)	(0.10)
Distributions from net realized gains	—		(0.34)	—	—	—

Total dividends and distributions	—		(0.50)	(0.13)	(0.14)	(0.10)

Net asset value, end of period	$13.19		$12.17	$11.08	$9.81	$8.71

Total return (b)(y)	8.38%		14.37%	14.22%	14.23%	(11.95)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$31,505		$24,878	$17,958	$9,368	$2,525
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)(j)	0.58%		0.58%	0.59%	0.59%	0.57%
Before waivers and reimbursements (a)(f)	0.82%		0.91%	0.96%	1.32%	2.43%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(g)(x)	0.48%		1.61%	1.50%	1.95%	2.23	%(l)
Before waivers and reimbursements (a)(g)(x)	0.25%		1.28%	1.13%	1.23%	0.36	%(l)
Portfolio turnover rate^	29	%(z)	45%	20%	58%	47	%(z)

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,			February 15, 2022* to December 31, 2022
Class K			2025	2024	2023
Net asset value, beginning of period	$12.17		$11.08	$9.81	$8.71	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.04		0.21	0.16	0.17	0.11
Net realized and unrealized gain (loss)	1.00		1.41	1.26	1.09	(1.28)

Total from investment operations	1.04		1.62	1.42	1.26	(1.17)

Less distributions:
Dividends from net investment income	—		(0.19)	(0.15)	(0.16)	(0.12)
Distributions from net realized gains	—		(0.34)	—	—	—

Total dividends and distributions	—		(0.53)	(0.15)	(0.16)	(0.12)

Net asset value, end of period	$13.21		$12.17	$11.08	$9.81	$8.71

Total return (b)(y)	8.55%		14.63%	14.49%	14.49%	(11.75)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,252		$13,132	$11,455	$10,000	$8,736
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)(k)	0.33%		0.33%	0.34%	0.34%	0.31%
Before waivers and reimbursements (a)(f)	0.57%		0.66%	0.72%	1.03%	1.98%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(g)(x)	0.69%		1.78%	1.53%	1.80%	1.40	%(l)
Before waivers and reimbursements (a)(g)(x)	0.45%		1.45%	1.15%	1.10%	(0.27	)%(l)
Portfolio turnover rate^	29	%(z)	45%	20%	58%	47	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(k)

Including direct and indirect expenses, the net expense ratio after waivers would be 0.90% for Class K for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.8%)
EQ/American Century Mid Cap Value Portfolio‡	11,809	$285,294
EQ/Emerging Markets Equity PLUS Portfolio‡	22,275	325,431
EQ/Equity 500 Index Portfolio‡	15,464	1,640,269
EQ/International Equity Index Portfolio‡	41,385	627,400
EQ/Janus Enterprise Portfolio*‡	13,661	336,069
EQ/MFS International Growth Portfolio‡	41,602	345,711
EQ/Small Company Index Portfolio‡	15,671	237,577
EQ/Value Equity Portfolio‡	8,751	214,040
Multimanager Aggressive Equity Portfolio‡	3,020	248,224

Total Equity		4,260,015

Fixed Income (79.4%)
1290 Diversified Bond Fund‡	369,000	3,147,573
1290 VT High Yield Bond Portfolio‡	224,632	2,068,860
EQ/Core Bond Index Portfolio‡	199,118	1,895,608
EQ/Core Plus Bond Portfolio‡	837,887	2,915,848
EQ/Long-Term Bond Portfolio‡	190,737	1,283,663
EQ/PIMCO Ultra Short Bond Portfolio‡	334,440	3,364,467
EQ/Quality Bond PLUS Portfolio‡	207,044	1,623,224

Total Fixed Income		16,299,243

Total Investments in Securities (100.2%) (Cost $20,796,254)		20,559,258
Other Assets Less Liabilities (-0.2%)		(32,469)

Net Assets (100%)		$20,526,789

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	11,809	278,572	5,621	(29,770)	3,672	27,199	285,294	—	—
EQ/Emerging Markets Equity PLUS Portfolio	22,275	335,671	4,684	(89,809)	38,672	36,213	325,431	—	—
EQ/Equity 500 Index Portfolio	15,464	1,935,576	30,913	(493,737)	399,729	(232,212)	1,640,269	—	—
EQ/International Equity Index Portfolio	41,385	688,354	11,241	(129,541)	37,292	20,054	627,400	—	—
EQ/Janus Enterprise Portfolio*	13,661	331,042	5,621	(29,770)	448	28,728	336,069	—	—
EQ/MFS International Growth Portfolio	41,602	382,311	6,557	(49,732)	5,472	1,103	345,711	—	—
EQ/Small Company Index Portfolio	15,671	214,061	2,810	(24,885)	3,121	42,470	237,577	—	—
EQ/Value Equity Portfolio	8,751	241,313	2,810	(34,885)	4,305	497	214,040	—	—
Multimanager Aggressive Equity Portfolio	3,020	252,618	5,621	(29,770)	(252)	20,007	248,224	—	—
Fixed Income
1290 Diversified Bond Fund	369,000	3,255,387	122,901	(302,640)	(9,559)	81,484	3,147,573	22,331	—
1290 VT High Yield Bond Portfolio	224,632	2,191,232	58,407	(203,431)	(5,199)	27,851	2,068,860	—	—
EQ/Core Bond Index Portfolio	199,118	1,928,311	144,660	(183,584)	371	5,850	1,895,608	—	—
EQ/Core Plus Bond Portfolio	837,887	2,954,309	193,396	(282,818)	1,123	49,838	2,915,848	—	—
EQ/Long-Term Bond Portfolio	190,737	1,350,979	43,419	(124,043)	(11,160)	24,468	1,283,663	—	—
EQ/PIMCO Ultra Short Bond Portfolio	334,440	3,467,877	151,840	(327,499)	(156)	72,405	3,364,467	—	—
EQ/Quality Bond PLUS Portfolio	207,044	1,665,597	109,976	(158,775)	391	6,035	1,623,224	—	—

Total		21,473,210	900,477	(2,494,689)	468,270	211,990	20,559,258	22,331	—

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$20,559,258	$—	$—	$20,559,258

Total Assets	$20,559,258	$—	$—	$20,559,258

Total Liabilities	$—	$—	$—	$—

Total	$20,559,258	$—	$—	$20,559,258

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$900,477
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,494,689

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,765,130
Aggregate gross unrealized depreciation	(3,071,264)

Net unrealized depreciation	$(306,134)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$20,865,392

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $20,796,254)	$20,559,258
Cash	33,889
Receivable from Adviser	20,493
Dividends, interest and other receivables	6,632
Receivable for Portfolio shares sold	1,430
Other assets	213

Total assets	20,621,915

LIABILITIES
Payable for Portfolio shares repurchased	18,069
Investment management fees payable	10,718
Payable for securities purchased	3,751
Distribution fees payable – Class IB	2,847
Administrative fees payable	2,103
Accrued expenses	57,638

Total liabilities	95,126

Commitments and contingent liabilities^
NET ASSETS	$20,526,789

Net assets were comprised of:
Paid in capital	$20,217,348
Total distributable earnings (loss)	309,441

Net assets	$20,526,789

Class IB
Net asset value, offering and redemption price per share, $13,848,852 / 2,097,776 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.60

Class K
Net asset value, offering and redemption price per share, $6,677,937 / 1,011,064 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.60

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$22,331
Interest	411

Total income	22,742

EXPENSES
Custodian fees	47,185
Professional fees	21,893
Distribution fees – Class IB	17,448
Administrative fees	12,906
Investment management fees	10,367
Printing and mailing expenses	7,005
Trustees’ fees	330
Miscellaneous	274

Gross expenses	117,408
Less: Waiver from investment manager	(23,273)
Reimbursement from investment manager	(45,590)

Net expenses	48,545

NET INVESTMENT INCOME (LOSS)	(25,803)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	468,270
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	211,990

NET REALIZED AND UNREALIZED GAIN (LOSS)	680,260

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$654,457

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(25,803)	$790,623
Net realized gain (loss)	468,270	889,329
Net change in unrealized appreciation (depreciation)	211,990	419,532

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	654,457	2,099,484

Distributions to shareholders:
Class IB	—	(1,287,830)
Class K	—	(646,864)

Total distributions to shareholders	—	(1,934,694)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 111,919 and 231,624 shares, respectively ]	723,476	1,530,904
Capital shares issued in reinvestment of dividends and distributions [ 0 and 198,676 shares, respectively ]	—	1,287,830
Capital shares repurchased [ (269,396) and (564,444) shares, respectively ]	(1,742,211)	(3,774,530)

Total Class IB transactions	(1,018,735)	(955,796)

Class K
Capital shares issued in reinvestment of dividends and distributions [ 0 and 99,929 shares, respectively ]	—	646,864
Capital shares repurchased [ (88,774) and (479,289) shares ]	(575,329)	(3,168,965)

Total Class K transactions	(575,329)	(2,522,101)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,594,064)	(3,477,897)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(939,607)	(3,313,107)
NET ASSETS:
Beginning of period	21,466,396	24,779,503

End of period	$20,526,789	$21,466,396

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.40		$6.41	$6.80	$6.66	$8.48	$8.95

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.23	0.23	0.15	0.12	0.09
Net realized and unrealized gain (loss)	0.21		0.38	0.09	0.50	(1.33)	0.46

Total from investment operations	0.20		0.61	0.32	0.65	(1.21)	0.55

Less distributions:
Dividends from net investment income	—		(0.26)	(0.25)	(0.17)	(0.14)	(0.16)
Distributions from net realized gains	—		(0.36)	(0.46)	(0.34)	(0.47)	(0.86)

Total dividends and distributions	—		(0.62)	(0.71)	(0.51)	(0.61)	(1.02)

Net asset value, end of period	$6.60		$6.40	$6.41	$6.80	$6.66	$8.48

Total return (b)(y)	3.13%		9.41%	4.77%	9.96%	(14.13)%	6.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,849		$14,433	$15,309	$16,406	$17,497	$22,951
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)(j)	0.55%		0.55%	0.55%	0.55%	0.55%	0.57	%(o)
Before waivers and reimbursements (a)(f)	1.21%		1.18%	1.01%	1.04%	0.85%	0.77%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(g)(x)	(0.33)%		3.43%	3.28%	2.21%	1.64%	0.95%
Before waivers and reimbursements (a)(g)(x)	(0.99)%		2.80%	2.82%	1.71%	1.34%	0.75%
Portfolio turnover rate^	4	%(z)	17%	15%	12%	14%	33%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.39		$6.40	$6.79	$6.65	$8.47	$8.94

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.23	0.24	0.16	0.13	0.12
Net realized and unrealized gain (loss)	0.21		0.39	0.10	0.51	(1.32)	0.45

Total from investment operations	0.21		0.62	0.34	0.67	(1.19)	0.57

Less distributions:
Dividends from net investment income	—		(0.27)	(0.27)	(0.19)	(0.16)	(0.18)
Distributions from net realized gains	—		(0.36)	(0.46)	(0.34)	(0.47)	(0.86)

Total dividends and distributions	—		(0.63)	(0.73)	(0.53)	(0.63)	(1.04)

Net asset value, end of period	$6.60		$6.39	$6.40	$6.79	$6.65	$8.47

Total return (b)(y)	3.29%		9.69%	5.02%	10.23%	(13.93)%	6.54%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,678		$7,033	$9,470	$11,064	$13,861	$19,573
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)(k)	0.30%		0.30%	0.30%	0.30%	0.30%	0.32	%(o)
Before waivers and reimbursements (a)(f)	0.96%		0.92%	0.76%	0.79%	0.60%	0.52%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(g)(x)	(0.08)%		3.46%	3.47%	2.35%	1.76%	1.30%
Before waivers and reimbursements (a)(g)(x)	(0.75)%		2.84%	3.01%	1.86%	1.46%	1.09%
Portfolio turnover rate^	4	%(z)	17%	15%	12%	14%	33%

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.10%, 1.10%, 1.10%, 1.10%, 1.10% and 1.12% for Class IB for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(k)

Including direct and indirect expenses, the net expense ratio after waivers would be 0.85%, 0.85%, 0.85%, 0.85%, 0.85% and 0.87% for Class K for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(o)	Includes extraordinary expenses of 0.02% and 0.02% for Class IB and Class K, respectively.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (51.0%)
EQ/American Century Mid Cap Value Portfolio‡	120,157	$2,902,996
EQ/Emerging Markets Equity PLUS Portfolio‡	339,620	4,961,851
EQ/Equity 500 Index Portfolio‡	277,443	29,428,421
EQ/International Equity Index Portfolio‡	704,303	10,677,240
EQ/Janus Enterprise Portfolio*‡	145,802	3,586,740
EQ/MFS International Growth Portfolio‡	678,462	5,638,019
EQ/Small Company Index Portfolio‡	504,683	7,650,988
EQ/Value Equity Portfolio‡	76,639	1,874,579
Multimanager Aggressive Equity Portfolio‡	24,563	2,018,566

Total Equity		68,739,400

Fixed Income (49.1%)
1290 Diversified Bond Fund‡	1,430,823	12,204,921
1290 VT High Yield Bond Portfolio‡	1,030,657	9,492,353
EQ/Core Bond Index Portfolio‡	698,436	6,649,109
EQ/Core Plus Bond Portfolio‡	3,403,131	11,842,896
EQ/Long-Term Bond Portfolio‡	1,089,966	7,335,470
EQ/PIMCO Ultra Short Bond Portfolio‡	1,210,861	12,181,261
EQ/Quality Bond PLUS Portfolio‡	834,429	6,541,925

Total Fixed Income		66,247,935

Total Investments in Securities (100.1%) (Cost $102,507,072)		134,987,335
Other Assets Less Liabilities (-0.1%)		(126,304)

Net Assets (100%)		$134,861,031

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	120,157	2,815,863	78,424	(301,817)	11,731	298,795	2,902,996	—	—
EQ/Emerging Markets Equity PLUS Portfolio	339,620	5,089,747	113,280	(1,385,958)	355,199	789,583	4,961,851	—	—
EQ/Equity 500 Index Portfolio	277,443	31,158,593	810,382	(5,378,793)	3,480,173	(641,934)	29,428,421	—	—
EQ/International Equity Index Portfolio	704,303	10,738,971	270,127	(1,259,591)	244,384	683,349	10,677,240	—	—
EQ/Janus Enterprise Portfolio*	145,802	3,503,734	78,425	(301,817)	(5,231)	311,629	3,586,740	—	—
EQ/MFS International Growth Portfolio	678,462	5,992,914	156,849	(603,634)	(1,988)	93,878	5,638,019	—	—
EQ/Small Company Index Portfolio	504,683	6,781,327	156,848	(733,634)	122,435	1,324,012	7,650,988	—	—
EQ/Value Equity Portfolio	76,639	2,181,512	34,855	(384,141)	34,011	8,342	1,874,579	—	—
Multimanager Aggressive Equity Portfolio	24,563	2,009,051	52,283	(201,211)	109	158,334	2,018,566	—	—
Fixed Income
1290 Diversified Bond Fund	1,430,823	12,491,255	678,807	(1,240,784)	468	275,175	12,204,921	86,843	—
1290 VT High Yield Bond Portfolio	1,030,657	9,721,803	642,701	(972,521)	(457)	100,827	9,492,353	—	—
EQ/Core Bond Index Portfolio	698,436	6,747,848	549,276	(670,704)	(212)	22,901	6,649,109	—	—
EQ/Core Plus Bond Portfolio	3,403,131	12,051,123	793,697	(1,207,267)	1,347	203,996	11,842,896	—	—
EQ/Long-Term Bond Portfolio	1,089,966	6,414,815	1,639,131	(804,845)	664	85,705	7,335,470	—	—
EQ/PIMCO Ultra Short Bond Portfolio	1,210,861	12,237,338	787,556	(1,106,662)	(156)	263,185	12,181,261	—	—
EQ/Quality Bond PLUS Portfolio	834,429	6,672,584	514,276	(670,704)	1,184	24,585	6,541,925	—	—

Total		136,608,478	7,356,917	(17,224,083)	4,243,661	4,002,362	134,987,335	86,843	—

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$134,987,335	$—	$—	$134,987,335

Total Assets	$134,987,335	$—	$—	$134,987,335

Total Liabilities	$—	$—	$—	$—

Total	$134,987,335	$—	$—	$134,987,335

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$7,356,917
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$17,224,083

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,835,394
Aggregate gross unrealized depreciation	(9,519,839)

Net unrealized appreciation	$32,315,555

Federal income tax cost of investments in securities and derivative instruments, if applicable	$102,671,780

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $102,507,072)	$134,987,335
Cash	42,963
Receivable for securities sold	32,934
Dividends, interest and other receivables	25,665
Receivable for Portfolio shares sold	18,445
Receivable from Adviser	9,339
Other assets	1,376

Total assets	135,118,057

LIABILITIES
Payable for Portfolio shares repurchased	136,813
Distribution fees payable – Class IB	23,655
Investment management fees payable	17,650
Administrative fees payable	13,830
Accrued expenses	65,078

Total liabilities	257,026

Commitments and contingent liabilities^
NET ASSETS	$134,861,031

Net assets were comprised of:
Paid in capital	$96,688,204
Total distributable earnings (loss)	38,172,827

Net assets	$134,861,031

Class IB
Net asset value, offering and redemption price per share, $115,114,744 / 10,364,661 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.11

Class K
Net asset value, offering and redemption price per share, $19,746,287 / 1,775,492 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.12

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$86,843
Interest	980

Total income	87,823

EXPENSES
Distribution fees – Class IB	141,759
Administrative fees	83,653
Investment management fees	67,199
Custodian fees	49,539
Professional fees	23,646
Printing and mailing expenses	9,512
Trustees’ fees	2,115
Miscellaneous	1,984

Gross expenses	379,407
Less: Waiver from investment manager	(15,688)

Net expenses	363,719

NET INVESTMENT INCOME (LOSS)	(275,896)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	4,243,661
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	4,002,362

NET REALIZED AND UNREALIZED GAIN (LOSS)	8,246,023

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,970,127

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(275,896)	$3,470,717
Net realized gain (loss)	4,243,661	8,093,007
Net change in unrealized appreciation (depreciation)	4,002,362	5,180,106

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,970,127	16,743,830

Distributions to shareholders:
Class IB	—	(10,915,847)
Class K	—	(2,273,418)

Total distributions to shareholders	—	(13,189,265)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 589,911 and 1,000,433 shares, respectively ]	6,315,601	10,697,791
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,028,155 shares, respectively ]	—	10,915,847
Capital shares repurchased [ (1,057,302) and (2,565,243) shares, respectively ]	(11,301,276)	(27,362,782)

Total Class IB transactions	(4,985,675)	(5,749,144)

Class K
Capital shares issued in reinvestment of dividends and distributions [ 0 and 214,106 shares, respectively ]	—	2,273,418
Capital shares repurchased [ (430,562) and (331,766) shares ]	(4,530,297)	(3,523,274)

Total Class K transactions	(4,530,297)	(1,249,856)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(9,515,972)	(6,999,000)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,545,845)	(3,444,435)
NET ASSETS:
Beginning of period	136,406,876	139,851,311

End of period	$134,861,031	$136,406,876

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.46		$10.21	$10.36	$9.62	$12.50	$12.28

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.27	0.25	0.18	0.16	0.13
Net realized and unrealized gain (loss)	0.67		1.06	0.65	1.10	(2.07)	1.18

Total from investment operations	0.65		1.33	0.90	1.28	(1.91)	1.31

Less distributions:
Dividends from net investment income	—		(0.30)	(0.28)	(0.20)	(0.17)	(0.24)
Distributions from net realized gains	—		(0.78)	(0.77)	(0.34)	(0.80)	(0.85)

Total dividends and distributions	—		(1.08)	(1.05)	(0.54)	(0.97)	(1.09)

Net asset value, end of period	$11.11		$10.46	$10.21	$10.36	$9.62	$12.50

Total return (b)(y)	6.21%		13.12%	8.65%	13.58%	(15.23)%	10.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$115,115		$113,324	$116,118	$119,533	$112,328	$138,483
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	0.58%		0.58%	0.58%	0.57%	0.57%	0.56%
Before waivers (a)(f)	0.60%		0.61%	0.59%	0.62%	0.58%	0.56%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)(x)	(0.45)%		2.52%	2.33%	1.82%	1.46%	1.00%
Before waivers (a)(g)(x)	(0.47)%		2.49%	2.31%	1.78%	1.46%	1.00%
Portfolio turnover rate^	5	%(z)	17%	17%	11%	15%	30%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.46		$10.21	$10.36	$9.61	$12.49	$12.28

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.30	0.26	0.20	0.17	0.15
Net realized and unrealized gain (loss)	0.67		1.06	0.67	1.12	(2.05)	1.19

Total from investment operations	0.66		1.36	0.93	1.32	(1.88)	1.34

Less distributions:
Dividends from net investment income	—		(0.33)	(0.31)	(0.23)	(0.20)	(0.28)
Distributions from net realized gains	—		(0.78)	(0.77)	(0.34)	(0.80)	(0.85)

Total dividends and distributions	—		(1.11)	(1.08)	(0.57)	(1.00)	(1.13)

Net asset value, end of period	$11.12		$10.46	$10.21	$10.36	$9.61	$12.49

Total return (b)(y)	6.31%		13.38%	8.92%	13.97%	(15.03)%	10.98%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,746		$23,083	$23,734	$27,404	$28,738	$43,095
Ratio of expenses to average net assets:
After waivers (a)(f)(k)	0.33%		0.33%	0.33%	0.32%	0.32%	0.31%
Before waivers (a)(f)	0.35%		0.36%	0.34%	0.37%	0.33%	0.31%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)(x)	(0.21)%		2.76%	2.42%	1.98%	1.57%	1.15%
Before waivers (a)(g)(x)	(0.23)%		2.73%	2.41%	1.94%	1.56%	1.15%
Portfolio turnover rate^	5	%(z)	17%	17%	11%	15%	30%

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.10%, 1.10%, 1.10%, 1.10%, 1.10% and 1.08% for Class IB for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(k)

Including direct and indirect expenses, the net expense ratio after waivers would be 0.85%, 0.85%, 0.85%, 0.85%, 0.85% and 0.83% for Class K for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (71.2%)
EQ/American Century Mid Cap Value Portfolio‡	187,187	$4,522,430
EQ/Emerging Markets Equity PLUS Portfolio‡	1,102,818	16,112,165
EQ/Equity 500 Index Portfolio‡	966,126	102,476,991
EQ/International Equity Index Portfolio‡	2,370,877	35,942,493
EQ/Janus Enterprise Portfolio*‡	281,896	6,934,652
EQ/MFS International Growth Portfolio‡	2,206,012	18,331,960
EQ/Small Company Index Portfolio‡	2,078,678	31,512,756
EQ/Value Equity Portfolio‡	281,925	6,895,895
Multimanager Aggressive Equity Portfolio‡	55,566	4,566,395

Total Equity		227,295,737

Fixed Income (29.0%)
1290 Diversified Bond Fund‡	1,714,047	14,620,820
1290 VT High Yield Bond Portfolio‡	1,736,771	15,995,658
EQ/Core Bond Index Portfolio‡	1,069,702	10,183,561
EQ/Core Plus Bond Portfolio‡	4,655,788	16,202,141
EQ/Long-Term Bond Portfolio‡	1,939,258	13,051,203
EQ/PIMCO Ultra Short Bond Portfolio‡	1,339,060	13,470,944
EQ/Quality Bond PLUS Portfolio‡	1,183,750	9,280,603

Total Fixed Income		92,804,930

Total Investments in Securities (100.2%) (Cost $206,466,413)		320,100,667
Other Assets Less Liabilities (-0.2%)		(795,865)

Net Assets (100%)		$319,304,802

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	187,187	4,045,976	221,204	(212,860)	227	467,883	4,522,430	—	—
EQ/Emerging Markets Equity PLUS Portfolio	1,102,818	15,284,792	442,408	(3,190,721)	650,748	2,924,938	16,112,165	—	—
EQ/Equity 500 Index Portfolio	966,126	96,402,984	3,195,168	(6,649,686)	1,006,372	8,522,153	102,476,991	—	—
EQ/International Equity Index Portfolio	2,370,877	32,898,254	1,056,863	(1,017,000)	8,110	2,996,266	35,942,493	—	—
EQ/Janus Enterprise Portfolio*	281,896	6,331,276	221,204	(212,860)	170	594,862	6,934,652	—	—
EQ/MFS International Growth Portfolio	2,206,012	18,002,118	639,034	(614,930)	291	305,447	18,331,960	—	—
EQ/Small Company Index Portfolio	2,078,678	25,774,358	811,080	(850,488)	8,099	5,769,707	31,512,756	—	—
EQ/Value Equity Portfolio	281,925	6,755,921	196,624	(189,209)	(48)	132,607	6,895,895	—	—
Multimanager Aggressive Equity Portfolio	55,566	4,194,645	147,470	(141,907)	(320)	366,507	4,566,395	—	—
Fixed Income
1290 Diversified Bond Fund	1,714,047	13,389,702	1,357,784	(449,337)	(95)	322,766	14,620,820	101,225	—
1290 VT High Yield Bond Portfolio	1,736,771	14,837,494	1,486,142	(496,674)	(6)	168,702	15,995,658	—	—
EQ/Core Bond Index Portfolio	1,069,702	9,391,279	1,064,516	(307,465)	1	35,230	10,183,561	—	—
EQ/Core Plus Bond Portfolio	4,655,788	15,178,349	1,241,143	(496,674)	(20)	279,343	16,202,141	—	—
EQ/Long-Term Bond Portfolio	1,939,258	10,384,476	2,956,986	(449,372)	35	159,078	13,051,203	—	—
EQ/PIMCO Ultra Short Bond Portfolio	1,339,060	12,798,744	699,519	(307,465)	2	280,144	13,470,944	—	—
EQ/Quality Bond PLUS Portfolio	1,183,750	8,952,185	574,939	(283,814)	(24)	37,317	9,280,603	—	—

Total		294,622,553	16,312,084	(15,870,462)	1,673,542	23,362,950	320,100,667	101,225	—

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$320,100,667	$—	$—	$320,100,667

Total Assets	$320,100,667	$—	$—	$320,100,667

Total Liabilities	$—	$—	$—	$—

Total	$320,100,667	$—	$—	$320,100,667

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$16,312,084
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$15,870,462

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$120,756,904
Aggregate gross unrealized depreciation	(7,356,570)

Net unrealized appreciation	$113,400,334

Federal income tax cost of investments in securities and derivative instruments, if applicable	$206,700,333

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $206,466,413)	$320,100,667
Cash	563,246
Receivable for Portfolio shares sold	69,598
Dividends, interest and other receivables	30,714
Other assets	3,156

Total assets	320,767,381

LIABILITIES
Payable for Portfolio shares repurchased	771,349
Payable for securities purchased	501,140
Distribution fees payable – Class IB	61,584
Administrative fees payable	32,494
Investment management fees payable	26,037
Accrued expenses	69,975

Total liabilities	1,462,579

Commitments and contingent liabilities^
NET ASSETS	$319,304,802

Net assets were comprised of:
Paid in capital	$200,391,268
Total distributable earnings (loss)	118,913,534

Net assets	$319,304,802

Class IB
Net asset value, offering and redemption price per share, $302,214,464 / 17,839,033 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.94

Class K
Net asset value, offering and redemption price per share, $17,090,338 / 1,006,946 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.97

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$101,225
Interest	2,165

Total income	103,390

EXPENSES
Distribution fees – Class IB	356,385
Administrative fees	188,067
Investment management fees	151,057
Custodian fees	50,318
Professional fees	25,004
Printing and mailing expenses	13,164
Trustees’ fees	4,652
Miscellaneous	3,274

Total expenses	791,921

NET INVESTMENT INCOME (LOSS)	(688,531)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	1,673,542
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	23,362,950

NET REALIZED AND UNREALIZED GAIN (LOSS)	25,036,492

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,347,961

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(688,531)	$5,495,398
Net realized gain (loss)	1,673,542	7,432,302
Net change in unrealized appreciation (depreciation)	23,362,950	26,874,404

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,347,961	39,802,104

Distributions to shareholders:
Class IB	—	(13,170,655)
Class K	—	(871,419)

Total distributions to shareholders	—	(14,042,074)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,058,729 and 2,011,339 shares, respectively ]	17,172,145	30,216,559
Capital shares issued in reinvestment of dividends and distributions [ 0 and 837,222 shares, respectively ]	—	13,170,655
Capital shares repurchased [ (934,957) and (1,724,508) shares, respectively ]	(15,164,972)	(25,780,514)

Total Class IB transactions	2,007,173	17,606,700

Class K
Capital shares issued in reinvestment of dividends and distributions [ 0 and 55,335 shares, respectively ]	—	871,419
Capital shares repurchased [ (103,695) and (192,317) shares ]	(1,659,653)	(2,924,716)

Total Class K transactions	(1,659,653)	(2,053,297)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	347,520	15,553,403

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,695,481	41,313,433
NET ASSETS:
Beginning of period	294,609,321	253,295,888

End of period	$319,304,802	$294,609,321

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.65		$14.20	$13.30	$11.80	$14.90	$13.71

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.30	0.28	0.21	0.17	0.14
Net realized and unrealized gain (loss)	1.33		1.92	1.25	1.72	(2.62)	1.78

Total from investment operations	1.29		2.22	1.53	1.93	(2.45)	1.92

Less distributions:
Dividends from net investment income	—		(0.33)	(0.29)	(0.22)	(0.17)	(0.27)
Distributions from net realized gains	—		(0.44)	(0.34)	(0.21)	(0.48)	(0.46)

Total dividends and distributions	—		(0.77)	(0.63)	(0.43)	(0.65)	(0.73)

Net asset value, end of period	$16.94		$15.65	$14.20	$13.30	$11.80	$14.90

Total return (b)(y)	8.24%		15.70%	11.49%	16.56%	(16.32)%	14.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$302,214		$277,219	$235,575	$205,708	$167,325	$188,064
Ratio of expenses to average net assets (a)(f)(j)	0.54%		0.55%	0.55%	0.59%	0.56%	0.55%
Ratio of net investment income (loss) to average net assets (a)(g)(x)	(0.47)%		2.02%	1.93%	1.63%	1.35%	0.97%
Portfolio turnover rate^	5	%(z)	12%	13%	8%	10%	20%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.66		$14.20	$13.30	$11.80	$14.90	$13.71

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.31	0.29	0.22	0.18	0.17
Net realized and unrealized gain (loss)	1.33		1.96	1.28	1.74	(2.59)	1.79

Total from investment operations	1.31		2.27	1.57	1.96	(2.41)	1.96

Less distributions:
Dividends from net investment income	—		(0.37)	(0.33)	(0.25)	(0.21)	(0.31)
Distributions from net realized gains	—		(0.44)	(0.34)	(0.21)	(0.48)	(0.46)

Total dividends and distributions	—		(0.81)	(0.67)	(0.46)	(0.69)	(0.77)

Net asset value, end of period	$16.97		$15.66	$14.20	$13.30	$11.80	$14.90

Total return (b)(y)	8.37%		16.03%	11.76%	16.83%	(16.10)%	14.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,090		$17,391	$17,721	$19,271	$18,983	$27,388
Ratio of expenses to average net assets (a)(f)(k)	0.29%		0.30%	0.30%	0.34%	0.31%	0.30%
Ratio of net investment income (loss) to average net assets (a)(g)(x)	(0.22)%		2.09%	2.00%	1.72%	1.42%	1.12%
Portfolio turnover rate^	5	%(z)	12%	13%	8%	10%	20%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.03%, 1.04%, 1.04%, 1.09%, 1.05% and 1.03% for Class IB for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(k)

Including direct and indirect expenses, the net expense ratio after waivers would be 0.78%, 0.79%, 0.79%, 0.84%, 0.80% and 0.78% for Class K for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (81.1%)
EQ/American Century Mid Cap Value Portfolio‡	233,156	$5,633,056
EQ/Emerging Markets Equity PLUS Portfolio‡	1,257,614	18,373,744
EQ/Equity 500 Index Portfolio‡	1,069,994	113,494,261
EQ/International Equity Index Portfolio‡	2,609,878	39,565,752
EQ/Janus Enterprise Portfolio*‡	216,766	5,332,437
EQ/MFS International Growth Portfolio‡	2,354,801	19,568,394
EQ/Small Company Index Portfolio‡	2,294,327	34,781,996
EQ/Value Equity Portfolio‡	338,001	8,267,510
Multimanager Aggressive Equity Portfolio‡	48,289	3,968,421

Total Equity		248,985,571

Fixed Income (18.9%)
1290 Diversified Bond Fund‡	935,634	7,980,960
1290 VT High Yield Bond Portfolio‡	992,871	9,144,340
EQ/Core Bond Index Portfolio‡	843,263	8,027,861
EQ/Core Plus Bond Portfolio‡	3,098,980	10,784,452
EQ/Long-Term Bond Portfolio‡	1,294,668	8,713,118
EQ/PIMCO Ultra Short Bond Portfolio‡	761,617	7,661,864
EQ/Quality Bond PLUS Portfolio‡	733,928	5,753,998

Total Fixed Income		58,066,593

Total Investments in Securities (100.0%) (Cost $188,035,020)		307,052,164
Other Assets Less Liabilities (0.0%)†		(87,303)

Net Assets (100%)		$306,964,861

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	233,156	5,064,262	140,421	(153,704)	(1)	582,078	5,633,056	—	—
EQ/Emerging Markets Equity PLUS Portfolio	1,257,614	16,473,423	327,649	(2,358,642)	350,362	3,580,952	18,373,744	—	—
EQ/Equity 500 Index Portfolio	1,069,994	105,864,008	2,293,542	(5,120,491)	235,876	10,221,326	113,494,261	—	—
EQ/International Equity Index Portfolio	2,609,878	36,338,847	780,115	(853,908)	(926)	3,301,624	39,565,752	—	—
EQ/Janus Enterprise Portfolio*	216,766	4,889,287	140,422	(153,704)	40	456,392	5,332,437	—	—
EQ/MFS International Growth Portfolio	2,354,801	19,293,336	452,467	(495,267)	13	317,845	19,568,394	—	—
EQ/Small Company Index Portfolio	2,294,327	28,467,637	592,888	(648,970)	839	6,369,602	34,781,996	—	—
EQ/Value Equity Portfolio	338,001	8,131,523	202,830	(222,016)	31	155,142	8,267,510	—	—
Multimanager Aggressive Equity Portfolio	48,289	3,659,893	93,614	(102,469)	154	317,229	3,968,421	—	—
Fixed Income
1290 Diversified Bond Fund	935,634	7,297,604	695,381	(187,860)	(21)	175,856	7,980,960	55,382	—
1290 VT High Yield Bond Portfolio	992,871	8,475,865	777,228	(204,938)	(48)	96,233	9,144,340	—	—
EQ/Core Bond Index Portfolio	843,263	7,627,146	561,625	(187,860)	(39)	26,989	8,027,861	—	—
EQ/Core Plus Bond Portfolio	3,098,980	9,302,663	1,554,035	(256,173)	99	183,828	10,784,452	—	—
EQ/Long-Term Bond Portfolio	1,294,668	7,222,967	1,607,831	(222,016)	273	104,063	8,713,118	—	—
EQ/PIMCO Ultra Short Bond Portfolio	761,617	7,263,967	374,819	(136,625)	(14)	159,717	7,661,864	—	—
EQ/Quality Bond PLUS Portfolio	733,928	5,573,041	294,818	(136,625)	19	22,745	5,753,998	—	—

Total		280,945,469	10,889,685	(11,441,268)	586,657	26,071,621	307,052,164	55,382	—

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$307,052,164	$—	$—	$307,052,164

Total Assets	$307,052,164	$—	$—	$307,052,164

Total Liabilities	$—	$—	$—	$—

Total	$307,052,164	$—	$—	$307,052,164

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$10,889,685
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$11,441,268

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$122,689,513
Aggregate gross unrealized depreciation	(3,789,235)

Net unrealized appreciation	$118,900,278

Federal income tax cost of investments in securities and derivative instruments, if applicable	$188,151,886

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $188,035,020)	$307,052,164
Cash	218,451
Receivable for Portfolio shares sold	37,883
Dividends, interest and other receivables	16,803
Other assets	3,024

Total assets	307,328,325

LIABILITIES
Payable for securities purchased	171,426
Distribution fees payable – Class IB	60,905
Administrative fees payable	31,174
Investment management fees payable	24,980
Payable for Portfolio shares repurchased	6,693
Accrued expenses	68,286

Total liabilities	363,464

Commitments and contingent liabilities^
NET ASSETS	$306,964,861

Net assets were comprised of:
Paid in capital	$183,516,428
Total distributable earnings (loss)	123,448,433

Net assets	$306,964,861

Class IB
Net asset value, offering and redemption price per share, $299,428,903 / 15,904,693 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.83

Class K
Net asset value, offering and redemption price per share, $7,535,958 / 399,757 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.85

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends ((All dividend income received from affiliates)	$55,382
Interest	1,440

Total income	56,822

EXPENSES
Distribution fees – Class IB	351,922
Administrative fees	180,200
Investment management fees	144,737
Custodian fees	49,422
Professional fees	26,051
Printing and mailing expenses	12,888
Trustees’ fees	4,458
Miscellaneous	2,856

Total expenses	772,534

NET INVESTMENT INCOME (LOSS)	(715,712)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	586,657
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	26,071,621

NET REALIZED AND UNREALIZED GAIN (LOSS)	26,658,278

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,942,566

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(715,712)	$4,332,501
Net realized gain (loss)	586,657	7,626,880
Net change in unrealized appreciation (depreciation)	26,071,621	28,365,762

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	25,942,566	40,325,143

Distributions to shareholders:
Class IB	—	(11,838,588)
Class K	—	(406,763)

Total distributions to shareholders	—	(12,245,351)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 679,906 and 1,399,165 shares, respectively ]	12,125,130	22,866,941
Capital shares issued in reinvestment of dividends and distributions [ 0 and 684,698 shares, respectively ]	—	11,838,588
Capital shares repurchased [ (580,942) and (1,414,327) shares, respectively ]	(10,297,294)	(22,940,034)

Total Class IB transactions	1,827,836	11,765,495

Class K
Capital shares sold [ 42 and 0 shares ]	720	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 23,510 shares, respectively ]	—	406,763
Capital shares repurchased [ (91,164) and (174,248) shares ]	(1,558,563)	(2,814,931)

Total Class K transactions	(1,557,843)	(2,408,168)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	269,993	9,357,327

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,212,559	37,437,119
NET ASSETS:
Beginning of period	280,752,302	243,315,183

End of period	$306,964,861	$280,752,302

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$17.23		$15.42	$14.12	$12.35	$15.64	$14.03

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.28	0.25	0.19	0.17	0.14
Net realized and unrealized gain (loss)	1.64		2.31	1.58	2.02	(2.80)	2.13

Total from investment operations	1.60		2.59	1.83	2.21	(2.63)	2.27

Less distributions:
Dividends from net investment income	—		(0.31)	(0.27)	(0.21)	(0.17)	(0.29)
Distributions from net realized gains	—		(0.47)	(0.26)	(0.23)	(0.49)	(0.37)

Total dividends and distributions	—		(0.78)	(0.53)	(0.44)	(0.66)	(0.66)

Net asset value, end of period	$18.83		$17.23	$15.42	$14.12	$12.35	$15.64

Total return (b)(y)	9.29%		16.81%	12.95%	18.11%	(16.73)%	16.29%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$299,429		$272,295	$233,422	$195,773	$158,103	$178,632
Ratio of expenses to average net assets (a)(f)(j)	0.54%		0.55%	0.55%	0.60%	0.57%	0.56%
Ratio of net investment income (loss) to average net assets (a)(g)(x)	(0.50)%		1.68%	1.65%	1.43%	1.23%	0.93%
Portfolio turnover rate^	4	%(z)	11%	10%	8%	7%	10%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022	2021
Net asset value, beginning of period	$17.23		$15.42	$14.11	$12.34	$15.64	$14.02

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.28	0.25	0.21	0.18	0.17
Net realized and unrealized gain (loss)	1.64		2.35	1.63	2.03	(2.79)	2.15

Total from investment operations	1.62		2.63	1.88	2.24	(2.61)	2.32

Less distributions:
Dividends from net investment income	—		(0.35)	(0.31)	(0.24)	(0.20)	(0.33)
Distributions from net realized gains	—		(0.47)	(0.26)	(0.23)	(0.49)	(0.37)

Total dividends and distributions	—		(0.82)	(0.57)	(0.47)	(0.69)	(0.70)

Net asset value, end of period	$18.85		$17.23	$15.42	$14.11	$12.34	$15.64

Total return (b)(y)	9.40%		17.08%	13.30%	18.40%	(16.58)%	16.65%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,536		$8,457	$9,893	$10,605	$10,127	$14,021
Ratio of expenses to average net assets (a)(f)(k)	0.29%		0.30%	0.30%	0.35%	0.32%	0.31%
Ratio of net investment income (loss) to average net assets (a)(g)(x)	(0.25)%		1.71%	1.66%	1.55%	1.31%	1.12%
Portfolio turnover rate^	4	%(z)	11%	10%	8%	7%	10%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.02%, 1.03%, 1.03%, 1.08%, 1.04% and 1.03% for Class IB for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(k)

Including direct and indirect expenses, the net expense ratio after waivers would be 0.77%, 0.78%, 0.78%, 0.83%, 0.79% and 0.78% for Class K for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (91.2%)
EQ/American Century Mid Cap Value Portfolio‡	107,582	$2,599,185
EQ/Emerging Markets Equity PLUS Portfolio‡	843,596	12,324,931
EQ/Equity 500 Index Portfolio‡	726,381	77,047,252
EQ/International Equity Index Portfolio‡	1,763,049	26,727,820
EQ/Janus Enterprise Portfolio*‡	92,913	2,285,659
EQ/MFS International Growth Portfolio‡	1,830,903	15,214,800
EQ/Small Company Index Portfolio‡	1,647,151	24,970,803
EQ/Value Equity Portfolio‡	295,150	7,219,371
Multimanager Aggressive Equity Portfolio‡	44,919	3,691,408

Total Equity		172,081,229

Fixed Income (8.8%)
1290 Diversified Bond Fund‡	217,083	1,851,718
1290 VT High Yield Bond Portfolio‡	396,302	3,649,945
EQ/Core Bond Index Portfolio‡	180,849	1,721,682
EQ/Core Plus Bond Portfolio‡	865,930	3,013,437
EQ/Long-Term Bond Portfolio‡	438,266	2,949,528
EQ/PIMCO Ultra Short Bond Portfolio‡	177,116	1,781,786
EQ/Quality Bond PLUS Portfolio‡	218,974	1,716,755

Total Fixed Income		16,684,851

Total Investments in Securities (100.0%) (Cost $132,669,914)		188,766,080
Other Assets Less Liabilities (0.0%)†		18,562

Net Assets (100%)		$188,784,642

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	107,582	2,153,787	238,201	(51,329)	(5)	258,531	2,599,185	—	—
EQ/Emerging Markets Equity PLUS Portfolio	843,596	9,870,499	608,736	(631,175)	32,837	2,444,034	12,324,931	—	—
EQ/Equity 500 Index Portfolio	726,381	67,481,351	4,287,663	(1,703,949)	654	6,981,533	77,047,252	—	—
EQ/International Equity Index Portfolio	1,763,049	23,495,272	1,482,139	(439,382)	1,239	2,188,552	26,727,820	—	—
EQ/Janus Enterprise Portfolio*	92,913	1,904,301	238,201	(51,329)	(2)	194,488	2,285,659	—	—
EQ/MFS International Growth Portfolio	1,830,903	14,270,204	899,869	(203,910)	7	248,630	15,214,800	—	—
EQ/Small Company Index Portfolio	1,647,151	19,573,538	1,138,072	(245,240)	(71)	4,504,504	24,970,803	—	—
EQ/Value Equity Portfolio	295,150	6,691,794	502,869	(108,362)	(1)	133,071	7,219,371	—	—
Multimanager Aggressive Equity Portfolio	44,919	3,246,462	185,269	(39,923)	(2)	299,602	3,691,408	—	—
Fixed Income
1290 Diversified Bond Fund	217,083	1,668,777	164,751	(22,789)	—	40,979	1,851,718	12,787	—
1290 VT High Yield Bond Portfolio	396,302	3,175,495	481,734	(45,626)	6	38,336	3,649,945	—	—
EQ/Core Bond Index Portfolio	180,849	1,508,032	230,867	(22,813)	—	5,596	1,721,682	—	—
EQ/Core Plus Bond Portfolio	865,930	2,531,522	470,267	(39,923)	1	51,570	3,013,437	—	—
EQ/Long-Term Bond Portfolio	438,266	2,299,236	655,268	(39,923)	(5)	34,952	2,949,528	—	—
EQ/PIMCO Ultra Short Bond Portfolio	177,116	1,587,568	180,868	(22,813)	(1)	36,164	1,781,786	—	—
EQ/Quality Bond PLUS Portfolio	218,974	1,491,869	240,867	(22,813)	1	6,831	1,716,755	—	—

Total		162,949,707	12,005,641	(3,691,299)	34,658	17,467,373	188,766,080	12,787	—

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$188,766,080	$—	$—	$188,766,080

Total Assets	$188,766,080	$—	$—	$188,766,080

Total Liabilities	$—	$—	$—	$—

Total	$188,766,080	$—	$—	$188,766,080

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$12,005,641
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,691,299

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,331,802
Aggregate gross unrealized depreciation	(332,801)

Net unrealized appreciation	$55,999,001

Federal income tax cost of investments in securities and derivative instruments, if applicable	$132,767,079

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $132,669,914)	$188,766,080
Cash	152,665
Receivable for Portfolio shares sold	140,145
Dividends, interest and other receivables	4,104
Other assets	2,767

Total assets	189,065,761

LIABILITIES
Payable for securities purchased	145,435
Distribution fees payable – Class IB	38,159
Administrative fees payable	19,070
Investment management fees payable	15,094
Payable for Portfolio shares repurchased	2,571
Accrued expenses	60,790

Total liabilities	281,119

Commitments and contingent liabilities^
NET ASSETS	$188,784,642

Net assets were comprised of:
Paid in capital	$130,324,511
Total distributable earnings (loss)	58,460,131

Net assets	$188,784,642

Class IB
Net asset value, offering and redemption price per share, $188,575,691 / 9,099,990 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.72

Class K
Net asset value, offering and redemption price per share, $208,951 / 10,062 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.77

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$12,787
Interest	1,424

Total income	14,211

EXPENSES
Distribution fees – Class IB	215,764
Administrative fees	107,583
Investment management fees	86,405
Custodian fees	45,285
Professional fees	24,202
Recoupment fees	20,230
Printing and mailing expenses	10,312
Trustees’ fees	2,628
Miscellaneous	5,571

Total expenses	517,980

NET INVESTMENT INCOME (LOSS)	(503,769)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	34,656

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	17,467,373

NET REALIZED AND UNREALIZED GAIN (LOSS)	17,502,029

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,998,260

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(503,769)	$1,917,148
Net realized gain (loss)	34,656	4,444,356
Net change in unrealized appreciation (depreciation)	17,467,373	17,482,020

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	16,998,260	23,843,524

Distributions to shareholders:
Class IB	—	(6,290,124)
Class K	—	(9,450)

Total distributions to shareholders	—	(6,299,574)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 748,536 and 1,226,525 shares, respectively ]	14,631,462	21,774,434
Capital shares issued in reinvestment of dividends and distributions [ 0 and 333,476 shares, respectively ]	—	6,290,124
Capital shares repurchased [ (295,914) and (545,137) shares, respectively ]	(5,781,293)	(9,620,535)

Total Class IB transactions	8,850,169	18,444,023

Class K
Capital shares issued in reinvestment of dividends and distributions [ 0 and 500 shares, respectively ]	—	9,450
Capital shares repurchased [ (1,322) and (2,011) shares ]	(25,201)	(37,933)

Total Class K transactions	(25,201)	(28,483)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	8,824,968	18,415,540

TOTAL INCREASE (DECREASE) IN NET ASSETS	25,823,228	35,959,490
NET ASSETS:
Beginning of period	162,961,414	127,001,924

End of period	$188,784,642	$162,961,414

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$18.82		$16.61	$14.90	$12.74	$16.32	$14.24

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.06)		0.24	0.21	0.19	0.15	0.13
Net realized and unrealized gain (loss)	1.96		2.73	1.92	2.32	(3.03)	2.46

Total from investment operations	1.90		2.97	2.13	2.51	(2.88)	2.59

Less distributions:
Dividends from net investment income	—		(0.28)	(0.23)	(0.20)	(0.15)	(0.32)
Distributions from net realized gains	—		(0.48)	(0.19)	(0.15)	(0.55)	(0.19)

Total dividends and distributions	—		(0.76)	(0.42)	(0.35)	(0.70)	(0.51)

Net asset value, end of period	$20.72		$18.82	$16.61	$14.90	$12.74	$16.32

Total return (b)(y)	10.10%		17.90%	14.31%	19.82%	(17.56)%	18.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$188,576		$162,747	$126,788	$100,404	$69,933	$70,752
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	0.60%		0.63%	0.65%	0.62%	0.64%	0.66	%(o)
Before waivers (a)(f)	0.60%		0.63%	0.65%	0.69%	0.67%	0.68%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)(x)	(0.58)%		1.34%	1.26%	1.35%	1.09%	0.82%
Before waivers (a)(g)(x)	(0.58)%		1.34%	1.26%	1.28%	1.06%	0.80%
Portfolio turnover rate^	2	%(z)	4%	8%	4%	5%	6%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022	2021
Net asset value, beginning of period	$18.84		$16.62	$14.91	$12.74	$16.33	$14.25

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.27	0.19	0.16	0.17	0.12
Net realized and unrealized gain (loss)	1.96		2.76	1.99	2.39	(3.03)	2.51

Total from investment operations	1.93		3.03	2.18	2.55	(2.86)	2.63

Less distributions:
Dividends from net investment income	—		(0.33)	(0.28)	(0.23)	(0.18)	(0.36)
Distributions from net realized gains	—		(0.48)	(0.19)	(0.15)	(0.55)	(0.19)

Total dividends and distributions	—		(0.81)	(0.47)	(0.38)	(0.73)	(0.55)

Net asset value, end of period	$20.77		$18.84	$16.62	$14.91	$12.74	$16.33

Total return (b)(y)	10.24%		18.22%	14.57%	20.17%	(17.40)%	18.57%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$209		$214	$214	$259	$363	$457
Ratio of expenses to average net assets:
After waivers (a)(f)(k)	0.35%		0.38%	0.39%	0.37%	0.39%	0.41	%(o)
Before waivers (a)(f)	0.35%		0.38%	0.40%	0.43%	0.42%	0.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)(x)	(0.33)%		1.52%	1.15%	1.16%	1.19%	0.75%
Before waivers (a)(g)(x)	(0.33)%		1.52%	1.14%	1.10%	1.16%	0.72%
Portfolio turnover rate^	2	%(z)	4%	8%	4%	5%	6%

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.04%, 1.10%, 1.10%, 1.10%, 1.10% and 1.12% for Class IB for the period ended June 30, 2026 and year ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(k)

Including direct and indirect expenses, the net expense ratio after waivers would be 0.79%, 0.85%, 0.85%, 0.85%, 0.85% and 0.87% for Class K for the period ended June 30, 2026 and year ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(o)	Includes extraordinary expenses of 0.02% and 0.02% for Class IB and Class K, respectively.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (64.8%)
iShares Core MSCI EAFE ETF	409,170	$39,517,639
iShares Core S&P 500 ETF	56,838	42,565,410
iShares Core S&P Mid-Cap ETF	191,450	14,762,709
iShares Core S&P Small-Cap ETF	20,750	3,077,432
iShares MSCI EAFE ETF (x)	109,460	11,370,705
iShares Russell 2000 ETF (x)	9,925	2,981,966
Vanguard Large-Cap ETF	40,560	13,948,990
Vanguard S&P 500 ETF	62,170	42,698,978

Total Equity		170,923,829

Fixed Income (34.8%)
Vanguard Intermediate-Term Corporate Bond ETF (x)	1,113,057	91,994,161

Total Exchange Traded Funds (99.6%) (Cost $205,945,716)		262,917,990

SHORT-TERM INVESTMENTS:
Investment Companies (1.1%)
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	1,747,650	1,747,650
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	1,094,250	1,094,250

Total Investment Companies		2,841,900

Total Short-Term Investments (1.1%) (Cost $2,841,961)		2,841,900

Total Investments in Securities (100.7%) (Cost $208,787,677)		265,759,890
Other Assets Less Liabilities (-0.7%)		(1,755,585)

Net Assets (100%)		$264,004,305

(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $15,842,603. This was collateralized by $14,679,644 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.250%, maturing 7/9/26 – 5/15/56 and by cash of $1,747,650 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total

Assets:
Exchange Traded Funds	$262,917,990	$—	$—	$262,917,990
Short-Term Investments
Investment Companies	2,841,900	—	—	2,841,900

Total Assets	$265,759,890	$—	$—	$265,759,890

Total Liabilities	$—	$—	$—	$—

Total	$265,759,890	$—	$—	$265,759,890

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$23,541,036
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$18,951,369

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,084,013
Aggregate gross unrealized depreciation	(878,212)

Net unrealized appreciation	$56,205,801

Federal income tax cost of investments in securities and derivative instruments, if applicable	$209,554,089

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $208,787,677)	$265,759,890
Cash	150,000
Receivable for Portfolio shares sold	166,613
Securities lending income receivable	10,255
Dividends, interest and other receivables	2,473
Other assets	3,550

Total assets	266,092,781

LIABILITIES
Payable for return of collateral on securities loaned	1,747,650
Investment management fees payable	136,420
Payable for Portfolio shares repurchased	68,797
Distribution fees payable – Class IB	53,937
Administrative fees payable	26,924
Accrued expenses	54,748

Total liabilities	2,088,476

Commitments and contingent liabilities^
NET ASSETS	$264,004,305

Net assets were comprised of:
Paid in capital	$204,444,072
Total distributable earnings (loss)	59,560,233

Net assets	$264,004,305

Class IB
Net asset value, offering and redemption price per share, $264,004,305 / 17,523,088 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.07

(x)	Includes value of securities on loan of $15,842,603.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends	$3,258,492
Interest	2,529
Securities lending (net)	93,624

Total income	3,354,645

EXPENSES
Investment management fees	882,276
Distribution fees – Class IB	315,098
Administrative fees	156,918
Professional fees	28,081
Printing and mailing expenses	11,892
Custodian fees	4,286
Trustees’ fees	3,884
Miscellaneous	2,851

Gross expenses	1,405,286
Less: Waiver from investment manager	(83,294)

Net expenses	1,321,992

NET INVESTMENT INCOME (LOSS)	2,032,653

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	838,032

Net change in unrealized appreciation (depreciation) on investments in securities	13,468,773

NET REALIZED AND UNREALIZED GAIN (LOSS)	14,306,805

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,339,458

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,032,653	$4,686,613
Net realized gain (loss)	838,032	10,257,784
Net change in unrealized appreciation (depreciation)	13,468,773	13,338,669

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	16,339,458	28,283,066

Distributions to shareholders:
Class IB	—	(14,573,349)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,005,284 and 1,925,823 shares, respectively ]	14,560,143	26,899,082
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,033,303 shares, respectively ]	—	14,573,349
Capital shares repurchased [ (815,660) and (1,063,872) shares, respectively ]	(11,867,718)	(14,844,944)

Total Class IB transactions	2,692,425	26,627,487

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,692,425	26,627,487

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,031,883	40,337,204
NET ASSETS:
Beginning of period	244,972,422	204,635,218

End of period	$264,004,305	$244,972,422

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.13		$13.26	$12.17	$10.63	$13.12	$11.75

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12		0.29	0.24	0.21	0.16	0.14
Net realized and unrealized gain (loss)	0.82		1.48	1.09	1.52	(2.43)	1.33

Total from investment operations	0.94		1.77	1.33	1.73	(2.27)	1.47

Less distributions:
Dividends from net investment income	—		(0.27)	(0.23)	(0.18)	(0.13)	(0.10)
Distributions from net realized gains	—		(0.63)	(0.01)	(0.01)	(0.09)	—

Total dividends and distributions	—		(0.90)	(0.24)	(0.19)	(0.22)	(0.10)

Net asset value, end of period	$15.07		$14.13	$13.26	$12.17	$10.63	$13.12

Total return (b)(y)	6.65%		13.34%	10.84%	16.31%	(17.36)%	12.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$264,004		$244,972	$204,635	$168,247	$118,850	$80,300
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	1.05%		1.04%	1.04%	1.05%	1.04%	1.04%
Before waivers (a)(f)	1.11%		1.12%	1.14%	1.14%	1.16%	1.18%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)(x)	1.61%		2.11%	1.84%	1.80%	1.40%	1.12%
Before waivers (a)(g)(x)	1.55%		2.04%	1.75%	1.71%	1.28%	0.98%
Portfolio turnover rate ^	7	%(z)	35%	3%	16%	73%	7%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB for the period ended June 30, 2026 and for the year ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (27.1%)
iMGP DBi Managed Futures Strategy ETF	59,130	$1,809,969
NYLI Merger Arbitrage ETF*	39,900	1,455,532

Total Alternatives		3,265,501

Commodity (15.8%)
Invesco DB Agriculture Fund	19,230	512,864
Invesco DB Energy Fund	17,160	449,935
Invesco DB Precious Metals Fund	10,200	943,234

Total Commodity		1,906,033

Equity (28.3%)
iShares Core U.S. REIT ETF	12,940	859,863
JPMorgan Equity Premium Income ETF (x)	19,720	1,113,786
JPMorgan Nasdaq Equity Premium Income ETF (x)	9,980	613,371
Vanguard Global ex-U.S. Real Estate ETF	18,250	818,512

Total Equity		3,405,532

Fixed Income (28.2%)
iShares Convertible Bond ETF (x)	16,330	1,988,014
Vanguard Short-Term Inflation-Protected Securities ETF	27,900	1,401,417

Total Fixed Income		3,389,431

Total Exchange Traded Funds (99.4%) (Cost $10,277,689)		11,966,497

SHORT-TERM INVESTMENTS:
Investment Companies (5.6%)
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	300,000	$300,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	331,784	331,784
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	37,001	37,001

Total Investment Companies		668,785

Total Short-Term Investments (5.6%) (Cost $668,785)		668,785

Total Investments in Securities (105.0%) (Cost $10,946,474)		12,635,282
Other Assets Less Liabilities (-5.0%)		(598,713)

Net Assets (100%)		$12,036,569

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $3,149,023. This was collateralized by $2,575,695 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.250%, maturing 1/15/27 – 5/15/56 and by cash of $668,785 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$11,966,497	$—	$—	$11,966,497
Short-Term Investments
Investment Companies	668,785	—	—	668,785

Total Assets	$12,635,282	$—	$—	$12,635,282

Total Liabilities	$—	$—	$—	$—

Total	$12,635,282	$—	$—	$12,635,282

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,278,250
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,504,484

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,600,551
Aggregate gross unrealized depreciation	(162,325)

Net unrealized appreciation	$1,438,226

Federal income tax cost of investments in securities and derivative instruments, if applicable	$11,197,056

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $10,946,474)	$12,635,282
Cash	107,958
Securities lending income receivable	1,312
Dividends, interest and other receivables	190
Receivable for Portfolio shares sold	15
Other assets	3,834

Total assets	12,748,591

LIABILITIES
Payable for return of collateral on securities loaned	668,785
Investment management fees payable	1,662
Distribution fees payable – Class IB	1,025
Administrative fees payable	888
Payable for Portfolio shares repurchased	65
Accrued expenses	39,597

Total liabilities	712,022

Commitments and contingent liabilities^
NET ASSETS	$12,036,569

Net assets were comprised of:
Paid in capital	$10,726,107
Total distributable earnings (loss)	1,310,462

Net assets	$12,036,569

Class IB
Net asset value, offering and redemption price per share, $5,014,400 / 461,658 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.86

Class K
Net asset value, offering and redemption price per share, $7,022,169 / 645,369 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.88

(x)	Includes value of securities on loan of $3,149,023.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends	$98,374
Interest	1,467
Securities lending (net)	7,467

Total income	107,308

EXPENSES
Investment management fees	28,802
Professional fees	20,706
Printing and mailing expenses	8,038
Distribution fees – Class IB	5,818
Administrative fees	5,171
Custodian fees	3,974
Trustees’ fees	173
Miscellaneous	2,013

Gross expenses	74,695
Less: Waiver from investment manager	(19,891)

Net expenses	54,804

NET INVESTMENT INCOME (LOSS)	52,504

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	180,484
Net change in unrealized appreciation (depreciation) on investments in securities	661,238

NET REALIZED AND UNREALIZED GAIN (LOSS)	841,722

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$894,226

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$52,504	$248,400
Net realized gain (loss)	180,484	131,948
Net change in unrealized appreciation (depreciation)	661,238	870,443

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	894,226	1,250,791

Distributions to shareholders:
Class IB	—	(72,074)
Class K	—	(132,425)

Total distributions to shareholders	—	(204,499)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 105,165 and 103,307 shares, respectively ]	1,122,983	978,951
Capital shares issued in reinvestment of dividends [ 0 and 7,204 shares, respectively ]	—	72,074
Capital shares repurchased [ (36,214) and (109,801) shares, respectively ]	(387,374)	(1,044,952)

Total Class IB transactions	735,609	6,073

Class K
Capital shares issued in reinvestment of dividends [ 0 and 13,233 shares, respectively ]	—	132,425

Total Class K transactions	—	132,425

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	735,609	138,498

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,629,835	1,184,790
NET ASSETS:
Beginning of period	10,406,734	9,221,944

End of period	$12,036,569	$10,406,734

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.02		$9.00	$8.44	$8.34	$9.98	$10.45

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.04		0.23	0.23	0.14	0.17	0.35
Net realized and unrealized gain (loss)	0.80		0.98	0.54	0.28	(1.30)	(0.03)

Total from investment operations	0.84		1.21	0.77	0.42	(1.13)	0.32

Less distributions:
Dividends from net investment income	—		(0.19)	(0.21)	(0.16)	(0.18)	(0.30)
Distributions from net realized gains	—		—	—	(0.14)	(0.33)	(0.49)
Tax return of capital	—		—	—	(0.02)	—	—

Total dividends and distributions	—		(0.19)	(0.21)	(0.32)	(0.51)	(0.79)

Net asset value, end of period	$10.86		$10.02	$9.00	$8.44	$8.34	$9.98

Total return (b)(y)	8.38%		13.40%	9.07%	5.13%	(11.40)%	3.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,014		$3,936	$3,529	$2,986	$2,288	$1,799
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%		1.10%	1.10%	1.10%	1.10%	1.14	%(j)
Before waivers and reimbursements (a)(f)(x)	1.44%		1.81%	1.84%	2.19%	2.08%	2.08%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(g)(x)	0.78%		2.36%	2.54%	1.69%	1.83%	3.22%
Before waivers and reimbursements (a)(g)(x)	0.43%		1.66%	1.80%	0.60%	0.85%	2.28%
Portfolio turnover rate^	13	%(z)	22%	28%	67%	32%	61%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.03		$9.01	$8.44	$8.34	$9.98	$10.46

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.05		0.25	0.24	0.16	0.18	0.32
Net realized and unrealized gain (loss)	0.80		0.98	0.56	0.28	(1.29)	0.01

Total from investment operations	0.85		1.23	0.80	0.44	(1.11)	0.33

Less distributions:
Dividends from net investment income	—		(0.21)	(0.23)	(0.17)	(0.20)	(0.32)
Distributions from net realized gains	—		—	—	(0.14)	(0.33)	(0.49)
Tax return of capital	—		—	—	(0.03)	—	—

Total dividends and distributions	—		(0.21)	(0.23)	(0.34)	(0.53)	(0.81)

Net asset value, end of period	$10.88		$10.03	$9.01	$8.44	$8.34	$9.98

Total return (b)(y)	8.47%		13.65%	9.45%	5.38%	(11.17)%	3.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,022		$6,471	$5,693	$5,202	$4,939	$5,558
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%		0.85%	0.85%	0.85%	0.85%	0.89	%(k)
Before waivers and reimbursements (a)(f)(x)	1.20%		1.56%	1.59%	1.91%	1.76%	1.76%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(g)(x)	1.00%		2.64%	2.69%	1.85%	1.91%	2.98%
Before waivers and reimbursements (a)(g)(x)	0.66%		1.93%	1.96%	0.78%	1.00%	2.11%
Portfolio turnover rate^	13	%(z)	22%	28%	67%	32%	61%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.50% for Class IB for the year ended December 31, 2021.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class K for the year ended December 31, 2021.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Information Technology (0.2%)
Semiconductors & Semiconductor Equipment (0.2%)
Wolfspeed, Inc. (x)*	3,350	$161,637

Total Information Technology		161,637

Utilities (0.0%)†
Multi-Utilities (0.0%)†
Dominion Energy, Inc.	2	137

Total Utilities		137

Total Common Stocks (0.2%) (Cost $121,009)		161,774

CONVERTIBLE PREFERRED STOCKS:
Communication Services (4.7%)
Interactive Media & Services (4.7%)
Alphabet, Inc. 6.250%*	66,400	3,359,508

Total Communication Services		3,359,508

Consumer Discretionary (0.1%)
Household Durables (0.1%)
Whirlpool Corp. 8.500% (x)	1,800	63,216

Total Consumer Discretionary		63,216

Financials (2.9%)
Banks (2.0%)
Bank of America Corp. 7.250% (y)	520	652,340
Wells Fargo & Co. 7.500% (y)	695	804,115

		1,456,455

Capital Markets (0.8%)
Ares Management Corp. 6.750%	5,167	189,371
KKR & Co., Inc. 6.250%	9,200	366,620

		555,991

Financial Services (0.1%)
Shift4 Payments, Inc. 6.000%	1,575	98,075

Total Financials		2,110,521

Health Care (0.3%)
Life Sciences Tools & Services (0.3%)
Bruker Corp. 6.375%	390	174,685

Total Health Care		174,685

Industrials (2.1%)
Aerospace & Defense (2.0%)
Boeing Co. (The) 6.000%	20,050	1,349,365
VSE Corp. 5.750%	1,600	92,272

		1,441,637

Trading Companies & Distributors (0.1%)
QXO, Inc. 5.500%	2,100	102,354

Total Industrials		1,543,991

Information Technology (3.7%)
Electronic Equipment, Instruments & Components (0.2%)
Novanta, Inc. 6.500%	1,850	124,690

Semiconductors & Semiconductor Equipment (0.5%)
Microchip Technology, Inc. 7.500%	5,200	398,892

Software (1.3%)
Oracle Corp. 6.500%	17,600	791,120
Strategy, Inc. 8.000% (y)*	2,000	117,640

		908,760

Technology Hardware, Storage & Peripherals (1.7%)
Hewlett Packard Enterprise Co. 7.625%	5,150	595,649
Super Micro Computer, Inc. 7.000%*	12,900	670,284

		1,265,933

Total Information Technology		2,698,275

Materials (0.6%)
Chemicals (0.6%)
Albemarle Corp. 7.250%	8,000	442,800

Total Materials		442,800

Utilities (2.4%)
Electric Utilities (2.4%)
NextEra Energy, Inc. 7.375%	19,600	983,944
PG&E Corp. 6.000%	5,000	206,850
PPL Corp. 7.000%	3,300	161,931
Southern Co. (The) 7.125%	7,000	348,180

Total Utilities		1,700,905

Total Convertible Preferred Stocks (16.8%) (Cost $11,924,457)		12,093,901

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (82.2%)
Communication Services (2.6%)
Diversified Telecommunication Services (0.7%)
AST SpaceMobile, Inc. 2.375%, 10/15/32§	$57,000	89,975
2.000%, 1/15/36§	173,000	201,545
2.250%, 4/15/36§	205,000	219,965

		511,485

Entertainment (1.3%)
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	78,000	96,603
Live Nation Entertainment, Inc. 3.125%, 1/15/29	173,000	308,200
2.875%, 1/15/30 (x)	204,000	243,474
2.875%, 10/15/31§	247,000	272,169

		920,446

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Interactive Media & Services (0.5%)
Snap, Inc. 0.125%, 3/1/28	$125,000	$114,850
0.500%, 5/1/30	125,000	101,687
Trump Media & Technology Group Corp. (Zero Coupon), 5/29/28§	150,000	142,350

		358,887

Media (0.1%)
Sirius XM Holdings, Inc. 3.750%, 3/15/28	75,000	85,837

Total Communication Services		1,876,655

Consumer Discretionary (8.9%)
Automobile Components (0.1%)
LCI Industries 3.000%, 3/1/30	92,000	102,810

Automobiles (1.5%)
Lucid Group, Inc. 5.000%, 4/1/30§	175,000	83,020
7.000%, 11/1/31§	150,000	89,625
NIO, Inc. 3.875%, 10/15/29	120,000	121,188
4.625%, 10/15/30	95,000	95,086
Rivian Automotive, Inc. 4.625%, 3/15/29	275,000	325,729
3.625%, 10/15/30	270,000	287,610
Winnebago Industries, Inc. 3.250%, 1/15/30	60,000	55,650

		1,057,908

Broadline Retail (3.0%)
Alibaba Group Holding Ltd. 0.500%, 6/1/31	865,000	1,020,267
Etsy, Inc. 0.125%, 10/1/26	125,000	127,213
0.125%, 9/1/27	60,000	56,778
0.250%, 6/15/28	205,000	187,185
1.000%, 6/15/30	125,000	144,900
JD.com, Inc. 0.250%, 6/1/29	360,000	353,160
Match Group Financeco 3, Inc. 2.000%, 1/15/30§	95,000	86,336
Sea Ltd. 0.250%, 9/15/26	170,000	168,198

		2,144,037

Diversified Consumer Services (0.6%)
Liberty Live Holdings, Inc. 2.375%, 9/30/53§	200,000	368,900
Stride, Inc. 1.125%, 9/1/27	65,000	109,655

		478,555

Hotels, Restaurants & Leisure (2.2%)
Cheesecake Factory, Inc. (The) 2.000%, 3/15/30	87,000	110,708
DoorDash, Inc.
(Zero Coupon), 5/15/30	456,000	449,160
DraftKings Holdings, Inc.
(Zero Coupon), 3/15/28 (x)	200,000	185,761
MakeMyTrip Ltd.
(Zero Coupon), 7/1/30	225,000	204,075
Marriott Vacations Worldwide Corp. 3.250%, 12/15/27	80,000	78,480
NCL Corp. Ltd. 0.875%, 4/15/30	100,000	111,375
0.750%, 9/15/30§	180,000	173,934
Trip.com Group Ltd. 0.750%, 6/15/29	268,000	263,846

		1,577,339

Household Durables (0.2%)
Meritage Homes Corp. 1.750%, 5/15/28	130,000	133,965

Leisure Products (0.2%)
Peloton Interactive, Inc. 5.500%, 12/1/29	85,000	137,484

Specialty Retail (1.1%)
GameStop Corp.
(Zero Coupon), 4/1/30	270,000	275,130
(Zero Coupon), 6/15/32	495,000	501,435

		776,565

Total Consumer Discretionary		6,408,663

Consumer Staples (0.4%)
Food Products (0.3%)
Freshpet, Inc. 3.000%, 4/1/28	70,000	81,200
Post Holdings, Inc. 2.500%, 8/15/27 (x)	119,000	123,165

		204,365

Household Products (0.1%)
Spectrum Brands, Inc. 3.375%, 6/1/29	64,000	66,541

Total Consumer Staples		270,906

Energy (2.2%)
Energy Equipment & Services (0.9%)
Atlas Energy Solutions, Inc. 0.500%, 4/15/31§	68,000	91,290
Liberty Energy, Inc.
(Zero Coupon), 3/1/31§	132,000	135,762
(Zero Coupon), 3/1/32§	86,000	83,119
ProPetro Holding Corp.
(Zero Coupon), 11/15/31§	111,000	104,684
Solaris Energy Infrastructure, Inc. 0.250%, 10/1/31	125,000	203,282

		618,137

Oil, Gas & Consumable Fuels (1.3%)
Centrus Energy Corp. 2.250%, 11/1/30	83,000	164,298
(Zero Coupon), 8/15/32§	130,000	133,978
Crescent Energy Co. 2.750%, 3/15/31§	119,000	117,037
Energy Fuels, Inc. 0.750%, 11/1/31§	113,000	117,237

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Golar LNG Ltd. 2.750%, 12/15/30	$100,000	$113,840
Kosmos Energy Ltd. 3.125%, 3/15/30	80,000	59,720
Northern Oil & Gas, Inc. 3.625%, 4/15/29	93,000	88,871
Scorpio Tankers, Inc. 1.750%, 4/15/31§	65,000	64,395
World Kinect Corp. 3.250%, 7/1/28	75,000	96,713

		956,089

Total Energy		1,574,226

Financials (4.9%)
Banks (0.3%)
Barclays Bank plc Series MSFT
1.000%, 2/16/29	125,000	124,150
BofA Finance LLC 0.600%, 5/25/27	100,000	125,650

		249,800

Capital Markets (2.3%)
Bitfarms Ltd. 1.375%, 1/15/31§	94,000	109,839
Coinbase Global, Inc.
(Zero Coupon), 10/1/29§	229,000	197,054
0.250%, 4/1/30	247,000	221,312
(Zero Coupon), 10/1/32§	252,000	195,552
Galaxy Digital Holdings LP 0.500%, 5/1/31§	190,000	161,749
HAT Holdings I LLC 3.750%, 8/15/28§	61,000	90,646
JPMorgan Chase Financial Co. LLC 0.500%, 6/15/27	40,000	46,040
Robinhood Markets, Inc.
(Zero Coupon), 10/1/29§	360,000	360,206
Twenty One Capital, Inc. 1.000%, 12/1/30§	80,000	70,050
WisdomTree, Inc. 4.625%, 8/15/30§	70,000	83,426
4.500%, 10/1/31§	100,000	113,310

		1,649,184

Consumer Finance (0.8%)
SoFi Technologies, Inc.
(Zero Coupon), 10/15/26§	48,000	49,104
1.250%, 3/15/29§	142,000	286,158
Upstart Holdings, Inc. 2.000%, 10/1/29	70,000	79,771
1.000%, 11/15/30	104,000	84,741
(Zero Coupon), 2/15/32§	110,000	85,485

		585,259

Financial Services (1.2%)
Affirm Holdings, Inc. 0.750%, 12/15/29	133,000	155,078
Block, Inc. 0.250%, 11/1/27	140,000	132,650
Euronet Worldwide, Inc. 0.625%, 10/1/30§	145,000	130,493
Global Payments, Inc. 1.500%, 3/1/31	363,000	325,793
Shift4 Payments, Inc. 0.500%, 8/1/27	129,000	122,872

		866,886

Insurance (0.2%)
Oscar Health, Inc. 2.250%, 9/1/30§	80,000	117,744

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
PennyMac Corp. (REIT) 8.500%, 6/1/29	50,000	50,790
Starwood Property Trust, Inc. (REIT) 6.750%, 7/15/27	50,000	50,550

		101,340

Total Financials		3,570,213

Health Care (8.9%)
Biotechnology (3.9%)
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	67,000	80,557
(Zero Coupon), 9/15/28§	107,000	98,715
Arrowhead Pharmaceuticals, Inc.
(Zero Coupon), 1/15/32	106,000	126,532
BioMarin Pharmaceutical, Inc. 1.250%, 5/15/27	105,000	102,029
Bridgebio Pharma, Inc. 2.500%, 3/15/27	135,000	240,030
2.250%, 2/1/29	100,000	110,660
1.750%, 3/1/31	89,000	149,698
0.750%, 2/1/33§	100,000	99,010
Celcuity, Inc. 0.250%, 8/1/32	95,000	107,958
CRISPR Therapeutics AG 1.731%, 3/1/31§	104,000	110,045
Cytokinetics, Inc. 1.750%, 10/1/31§	133,000	199,167
Halozyme Therapeutics, Inc. 1.000%, 8/15/28	83,000	121,152
(Zero Coupon), 2/15/31§	175,000	188,269
0.875%, 11/15/32§	75,000	82,410
Immunocore Holdings plc 2.500%, 2/1/30	70,000	64,050
Ionis Pharmaceuticals, Inc. 1.750%, 6/15/28	125,000	194,297
(Zero Coupon), 12/1/30§	136,000	144,840
Mirum Pharmaceuticals, Inc.
(Zero Coupon), 6/1/32(x)§	84,000	90,552
PTC Therapeutics, Inc.
(Zero Coupon), 6/15/31§	95,000	99,873
Revolution Medicines, Inc. 0.500%, 5/1/33	106,000	132,456
Sarepta Therapeutics, Inc. 4.875%, 9/1/30§	200,000	166,679
Travere Therapeutics, Inc. 0.500%, 5/15/32	92,000	108,100

		2,817,079

Health Care Equipment & Supplies (1.8%)
Alphatec Holdings, Inc. 0.750%, 3/15/30	62,000	59,055

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Dexcom, Inc. 0.375%, 5/15/28	$215,000	$200,488
Enovis Corp. 3.875%, 10/15/28	101,000	96,980
Envista Holdings Corp. 1.750%, 8/15/28	120,000	120,072
Haemonetics Corp. 2.500%, 6/1/29	138,000	139,490
Integer Holdings Corp. 1.875%, 3/15/30	183,000	176,824
IRhythm Holdings, Inc. 1.500%, 9/1/29	109,000	119,519
Lantheus Holdings, Inc. 2.625%, 12/15/27	105,000	152,302
Merit Medical Systems, Inc. 3.000%, 2/1/29	110,000	118,140
TransMedics Group, Inc. 1.500%, 6/1/28	89,000	96,227

		1,279,097

Health Care Providers & Services (1.0%)
Guardant Health, Inc.
(Zero Coupon), 11/15/27	85,000	105,706
1.250%, 2/15/31	125,000	314,062
(Zero Coupon), 5/15/33§	62,000	92,109
Hims & Hers Health, Inc.
(Zero Coupon), 5/15/30§	156,000	141,024
(Zero Coupon), 6/1/32§	36,000	50,177

		703,078

Health Care Technology (0.4%)
Evolent Health, Inc. 3.500%, 12/1/29	90,000	66,708
Teladoc Health, Inc. 1.250%, 6/1/27 (x)	200,000	193,900

		260,608

Life Sciences Tools & Services (0.4%)
Repligen Corp. 1.000%, 12/15/28	88,000	90,013
Tempus AI, Inc. 0.750%, 7/15/30§	136,000	143,587
(Zero Coupon), 5/15/32§	75,000	84,045

		317,645

Pharmaceuticals (1.4%)
Indivior Pharmaceuticals, Inc. 0.625%, 3/15/31§	80,000	97,232
Jazz Investments I Ltd. 3.125%, 9/15/30 (x)	165,000	281,160
Ligand Pharmaceuticals, Inc. 0.750%, 10/1/30§	105,000	179,550
(Zero Coupon), 9/15/31§	106,000	119,449
Zoetis, Inc. 0.250%, 6/15/29§	386,000	350,308

		1,027,699

Total Health Care		6,405,206

Industrials (5.6%)
Aerospace & Defense (0.6%)
AeroVironment, Inc.
(Zero Coupon), 7/15/30	125,000	119,016
BWX Technologies, Inc.
(Zero Coupon), 11/1/30§	235,000	240,640
Voyager Technologies, Inc. 0.750%, 11/15/30§	83,000	108,497

		468,153

Commercial Services & Supplies (0.2%)
Tetra Tech, Inc. 2.250%, 8/15/28	125,000	131,313

Construction & Engineering (0.6%)
Fluor Corp. 1.125%, 8/15/29	110,000	145,530
Granite Construction, Inc. 3.750%, 5/15/28	40,000	132,180
3.250%, 6/15/30	60,000	125,520

		403,230

Electrical Equipment (1.7%)
Array Technologies, Inc. 1.000%, 12/1/28	50,000	46,340
Bloom Energy Corp.
(Zero Coupon), 11/15/30§	440,000	804,540
Enovix Corp. 4.750%, 9/15/30§	60,000	51,450
Eos Energy Enterprises, Inc. 1.750%, 12/1/31§	82,000	61,130
Fluence Energy, Inc. 2.250%, 6/15/30	65,000	83,169
Plug Power, Inc. 6.750%, 12/1/33§	60,000	79,663
Sunrun, Inc. 4.000%, 3/1/30	75,000	88,641

		1,214,933

Ground Transportation (1.4%)
Hertz Corp. (The) 5.500%, 10/1/30§	60,000	19,569
Knight-Swift Transportation Holdings, Inc. 1.000%, 11/15/31§	257,000	299,148
Lyft, Inc. 0.625%, 3/1/29	96,000	100,512
(Zero Coupon), 9/15/30§	58,000	56,724
Uber Technologies, Inc.
(Zero Coupon), 5/15/28	204,000	235,457
0.875%, 12/1/28	265,000	316,940

		1,028,350

Machinery (0.3%)
Greenbrier Cos., Inc. (The) 2.875%, 4/15/28	40,000	45,656
JBT Marel Corp. 0.375%, 9/15/30§	146,000	147,526

		193,182

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Passenger Airlines (0.2%)
JetBlue Airways Corp. 2.500%, 9/1/29	$60,000	$66,294
Joby Aviation, Inc. 0.750%, 2/15/32	95,000	86,165

		152,459

Professional Services (0.6%)
Parsons Corp. 2.625%, 3/1/29	125,000	122,975
Planet Labs PBC 0.500%, 10/15/30§	77,000	227,150
Upwork, Inc. 0.250%, 8/15/26	86,000	85,140

		435,265

Total Industrials		4,026,885

Information Technology (37.8%)
Communications Equipment (2.2%)
Ciena Corp.
(Zero Coupon), 9/15/31§	503,000	529,408
Lumentum Holdings, Inc. 0.375%, 3/15/32§	235,000	1,083,937

		1,613,345

Electronic Equipment, Instruments & Components (1.6%)
Advanced Energy Industries, Inc.
(Zero Coupon), 5/15/31§	200,000	218,568
Avnet, Inc. 1.750%, 9/1/30§	107,000	149,693
Itron, Inc. 1.375%, 7/15/30	204,000	203,172
(Zero Coupon), 3/15/32§	56,000	53,028
Mirion Technologies, Inc. 0.250%, 6/1/30§	70,000	74,515
(Zero Coupon), 10/1/31§	62,000	58,354
OSI Systems, Inc. 2.250%, 8/1/29	56,000	74,662
0.500%, 2/1/31§	83,000	77,783
Vishay Intertechnology, Inc. 2.250%, 9/15/30	125,000	248,000

		1,157,775

IT Services (7.8%)
Akamai Technologies, Inc. 0.375%, 9/1/27	148,000	177,355
1.125%, 2/15/29	250,000	297,334
(Zero Coupon), 5/15/30§	291,000	273,657
(Zero Coupon), 5/15/32§	266,000	244,555
0.250%, 5/15/33	334,000	487,055
Applied Digital Corp. 2.750%, 6/1/30	75,000	298,609
Cloudflare, Inc.
(Zero Coupon), 8/15/26	250,000	321,225
(Zero Coupon), 6/15/30	355,000	449,075
CoreWeave, Inc. 1.750%, 12/1/31§	463,000	551,572
1.750%, 10/1/32§	674,000	741,939
DigitalOcean Holdings, Inc.
(Zero Coupon), 12/1/26	69,000	77,763
(Zero Coupon), 8/15/30§	110,000	448,140
GDS Holdings Ltd. 2.250%, 6/1/32	100,000	121,107
SharonAI Holdings, Inc. 4.750%, 6/15/32§	170,000	195,210
Snowflake, Inc. (Zero Coupon), 10/1/27 (x)	212,000	352,599
(Zero Coupon), 10/1/29	181,000	320,026
Vnet Group, Inc. 2.500%, 4/1/30	96,000	99,621
Wix.com Ltd. (Zero Coupon), 9/15/30§	246,000	187,062

		5,643,904

Semiconductors & Semiconductor Equipment (5.2%)
Amkor Technology, Inc. (Zero Coupon), 7/15/31§	177,000	210,948
Camtek Ltd. (Zero Coupon), 9/15/30§	73,000	121,878
Enphase Energy, Inc. (Zero Coupon), 3/1/28	135,000	125,468
Microchip Technology, Inc. (Zero Coupon), 2/15/30§	137,000	157,690
0.750%, 6/1/30	280,000	307,827
MKS, Inc. 1.250%, 6/1/30	263,000	774,158
Nova Ltd. (Zero Coupon), 9/15/30§	134,000	247,492
ON Semiconductor Corp. (Zero Coupon), 5/1/27	130,000	236,444
0.500%, 3/1/29	280,000	337,400
(Zero Coupon), 5/1/31§	225,000	223,650
Onto Innovation, Inc. (Zero Coupon), 6/1/31§	270,000	355,968
Semtech Corp. (Zero Coupon), 10/15/30§	62,000	113,801
SiTime Corp. (Zero Coupon), 6/15/31	232,000	256,711
Synaptics, Inc. 0.750%, 12/1/31	53,000	78,668
Ultra Clean Holdings, Inc. (Zero Coupon), 3/15/31§	105,000	196,990

		3,745,093

Software (17.1%)
Alarm.com Holdings, Inc. 2.250%, 6/1/29	80,000	75,704
Bentley Systems, Inc. 0.375%, 7/1/27	100,000	95,880
BILL Holdings, Inc. (Zero Coupon), 4/1/30	237,000	204,436
Bitdeer Technologies Group 4.875%, 7/1/31§	100,000	135,350
4.000%, 11/15/31§	25,000	31,450
5.000%, 3/1/32§	75,000	141,847
BlackLine, Inc. 1.000%, 6/1/29	109,000	100,334
Box, Inc. 1.500%, 9/15/29	85,000	82,960
Check Point Software Technologies Ltd. (Zero Coupon), 12/15/30§	340,000	315,704
Cipher Digital, Inc. (Zero Coupon), 10/1/31§	221,000	387,440

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Cleanspark, Inc. (Zero Coupon), 6/15/30	$150,000	$194,175
(Zero Coupon), 2/15/32§	210,000	212,373
Commvault Systems, Inc. (Zero Coupon), 9/15/30§	160,000	152,014
Core Scientific, Inc. 3.000%, 9/1/29§	80,000	197,312
(Zero Coupon), 6/15/31§	123,000	172,876
CyberArk Software Ltd. (Zero Coupon), 6/15/30	178,000	295,827
Datadog, Inc. (Zero Coupon), 12/1/29	193,000	274,350
Dropbox, Inc. (Zero Coupon), 3/1/28	100,000	100,950
Five9, Inc. 1.000%, 3/15/29	125,000	110,738
Guidewire Software, Inc. 1.250%, 11/1/29	104,000	99,840
InterDigital, Inc. 3.500%, 6/1/27	81,000	296,339
IREN Ltd. (Zero Coupon), 7/1/31 (x)§	163,000	141,565
0.250%, 6/1/32§	190,000	208,430
1.000%, 12/1/33§	512,000	444,416
Series 33 1.000%, 6/1/33§	240,000	264,720
Keel Infrastructure Corp. 1.250%, 1/15/32§	83,000	91,650
MARA Holdings, Inc. (Zero Coupon), 3/1/30	100,000	99,950
(Zero Coupon), 6/1/31	60,000	58,116
(Zero Coupon), 8/1/32§	152,000	151,894
Nebius Group NV 2.000%, 6/5/29§	80,000	429,138
1.000%, 9/15/30§	260,000	558,434
1.250%, 3/15/31§	450,000	782,150
3.000%, 6/5/31§	80,000	429,392
2.750%, 9/15/32§	260,000	555,275
2.625%, 3/15/33§	350,000	619,001
Nutanix, Inc. 0.250%, 10/1/27	160,000	180,320
0.500%, 12/15/29	94,000	92,440
PagerDuty, Inc. 1.500%, 10/15/28	90,000	84,096
Progress Software Corp. 3.500%, 3/1/30 (x)	75,000	71,712
Rapid7, Inc. 0.250%, 3/15/27	105,000	100,800
Riot Platforms, Inc. 0.750%, 1/15/30	100,000	200,697
Rubrik, Inc. (Zero Coupon), 6/15/30	205,000	209,305
Strategy, Inc. 0.625%, 9/15/28	130,000	132,613
(Zero Coupon), 12/1/29	300,000	258,540
(Zero Coupon), 3/1/30	210,000	185,556
0.625%, 3/15/30	233,000	237,078
0.875%, 3/15/31	133,000	121,881
2.250%, 6/15/32	135,000	128,722
Terawulf, Inc. 2.750%, 2/1/30§	100,000	305,762
1.000%, 9/1/31§	175,000	374,219
(Zero Coupon), 5/1/32§	164,000	242,713
Tyler Technologies, Inc. 0.500%, 7/15/31§	252,000	249,606
Unity Software, Inc. (Zero Coupon), 11/15/26	104,000	102,076
(Zero Coupon), 3/15/30	123,000	138,990
Varonis Systems, Inc. 1.000%, 9/15/29	30,000	29,025
Workiva, Inc. 1.250%, 8/15/28	144,000	134,424
Zscaler, Inc.
(Zero Coupon), 7/15/28§	301,000	277,673

		12,370,278

Technology Hardware, Storage & Peripherals (3.9%)
Super Micro Computer, Inc. 2.250%, 7/15/28	100,000	97,810
3.500%, 3/1/29	325,000	299,650
(Zero Coupon), 6/15/30 (x)	390,000	345,710
Western Digital Corp. 3.000%, 11/15/28	120,000	2,020,731
Xerox Holdings Corp. 3.750%, 3/15/30	75,000	25,744

		2,789,645

Total Information Technology		27,320,040

Materials (1.1%)
Metals & Mining (1.1%)
Almonty Industries, Inc. 2.250%, 7/1/31§	140,000	149,100
B2Gold Corp. 2.750%, 2/1/30§	87,000	120,886
Endeavour Silver Corp. 0.250%, 1/15/31§	61,000	62,861
First Majestic Silver Corp. 0.125%, 1/15/31§	54,000	60,237
MP Materials Corp. 3.000%, 3/1/30§	144,000	388,425

Total Materials		781,509

Real Estate (3.1%)
Diversified REITs (0.3%)
Digital Realty Trust LP (REIT) 1.875%, 11/15/29§	191,000	204,657

Health Care REITs (1.2%)
Healthcare Realty Holdings LP (REIT) 3.000%, 1/15/32§	106,000	108,491
Welltower OP LLC (REIT) 2.750%, 5/15/28§	170,000	402,050
3.125%, 7/15/29§	191,000	342,367

		852,908

Hotel & Resort REITs (0.2%)
Pebblebrook Hotel Trust (REIT) 1.750%, 12/15/26	75,000	74,295
1.625%, 1/15/30§	60,000	80,400

		154,695

Industrial REITs (0.3%)
IIP Operating Partnership LP (REIT) 6.000%, 6/15/29§	65,000	69,024

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Rexford Industrial Realty LP (REIT) 4.375%, 3/15/27§	$113,000	$112,322
4.125%, 3/15/29§	63,000	61,866

		243,212

Office REITs (0.2%)
Boston Properties LP (REIT) 2.000%, 10/1/30§	175,000	169,225

Real Estate Management & Development (0.4%)
Compass, Inc. 0.250%, 4/15/31§	160,000	173,760
Redfin Corp. 0.500%, 4/1/27	80,000	76,800

		250,560

Retail REITs (0.5%)
Federal Realty OP LP (REIT) 3.250%, 1/15/29§	108,000	118,908
Kimco Realty OP LLC (REIT) 3.500%, 6/15/31§	103,000	104,751
Realty Income Corp. (REIT) 3.500%, 1/15/29§	145,000	148,987

		372,646

Total Real Estate		2,247,903

Utilities (6.7%)
Electric Utilities (4.3%)
Alliant Energy Corp. 3.250%, 5/30/28	79,000	86,932
Duke Energy Corp. 3.000%, 3/15/29§	267,000	265,665
Evergy, Inc. 4.500%, 12/15/27	225,000	320,040
Exelon Corp. 3.250%, 3/15/29§	174,000	176,471
FirstEnergy Corp. 3.625%, 1/15/29	306,000	333,999
3.875%, 1/15/31	170,000	188,734
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	215,000	282,402
PG&E Corp. 4.250%, 12/1/27	356,000	363,832
Pinnacle West Capital Corp. 4.750%, 6/15/27	87,000	103,668
PPL Capital Funding, Inc. 2.875%, 3/15/28 (x)	170,000	192,950
3.000%, 12/1/30§	196,000	199,293
Southern Co. (The) 4.500%, 6/15/27	215,000	236,823
3.250%, 6/15/28	223,000	225,356
TXNM Energy, Inc. 5.750%, 6/1/54	101,000	131,603

		3,107,768

Gas Utilities (0.2%)
UGI Corp. 5.000%, 6/1/28	124,000	165,925

Independent Power and Renewable Electricity Producers (0.2%)
Ormat Technologies, Inc.
Series A 1.500%, 3/15/31§	149,000	161,486

Multi-Utilities (2.0%)
CenterPoint Energy, Inc. 4.250%, 8/15/26	200,000	240,200
3.000%, 8/1/28§	150,000	159,375
2.875%, 5/15/29§	103,000	103,639
3.369%, 9/15/29 (e)	200,000	56,802
CMS Energy Corp. 3.375%, 5/1/28	163,000	181,827
3.125%, 5/1/31§	184,000	187,312
WEC Energy Group, Inc. 4.375%, 6/1/27	219,000	264,880
3.375%, 6/1/28	139,000	144,282
4.375%, 6/1/29	85,000	105,315

		1,443,632

Total Utilities		4,878,811

Total Convertible Bonds		59,361,017

Total Long-Term Debt Securities (82.2%) (Cost $49,145,716)		59,361,017

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.0%)†
Specialty Retail (0.0%)†
GameStop Corp., expiring 10/30/26*	2,356	6,573

Total Consumer Discretionary		6,573

Information Technology (0.0%)†
Technology Hardware, Storage & Peripherals (0.0%)†
Xerox Holdings Corp., expiring 2/14/28*	1,799	495

Total Information Technology		495

Total Warrants (0.0%)† (Cost $—)		7,068

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.9%)
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	300,000	300,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	1,434,362	1,434,362
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	345,620	345,620
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	35,062	35,062

Total Investment Companies		2,115,044

Total Short-Term Investments (2.9%) (Cost $2,115,044)		2,115,044

Total Investments in Securities (102.1%) (Cost $63,306,226)		73,738,804
Other Assets Less Liabilities (-2.1%)		(1,484,600)

Net Assets (100%)		$72,254,204

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2026, the market value of these securities amounted to $27,779,015 or 38.4% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2026. Maturity date disclosed is the ultimate maturity date.
(x)	All or a portion of security is on loan at June 30, 2026.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2026.

(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $1,901,000. This was collateralized by $174,311 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/31/26 – 5/15/56 and by cash of $1,769,424 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Information Technology	$161,637	$—	$—	$161,637
Utilities	137	—	—	137
Convertible Bonds
Communication Services	—	1,876,655	—	1,876,655
Consumer Discretionary	—	6,408,663	—	6,408,663
Consumer Staples	—	270,906	—	270,906
Energy	—	1,574,226	—	1,574,226
Financials	—	3,570,213	—	3,570,213
Health Care	—	6,405,206	—	6,405,206
Industrials	—	4,026,885	—	4,026,885
Information Technology	—	27,320,040	—	27,320,040
Materials	—	781,509	—	781,509
Real Estate	—	2,247,903	—	2,247,903
Utilities	—	4,878,811	—	4,878,811
Convertible Preferred Stocks
Communication Services	3,359,508	—	—	3,359,508
Consumer Discretionary	63,216	—	—	63,216
Financials	2,110,521	—	—	2,110,521
Health Care	174,685	—	—	174,685
Industrials	1,543,991	—	—	1,543,991
Information Technology	2,698,275	—	—	2,698,275
Materials	442,800	—	—	442,800
Utilities	1,700,905	—	—	1,700,905
Short-Term Investments			—
Investment Companies	2,115,044	—	—	2,115,044
Warrants
Consumer Discretionary	6,573	—	—	6,573
Information Technology	495	—	—	495

Total Assets	$14,377,787	$59,361,017	$—	$73,738,804

Total Liabilities	$—	$—	$—	$—

Total	$14,377,787	$59,361,017	$—	$73,738,804

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$20,058,065
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$17,629,101

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,923,793
Aggregate gross unrealized depreciation	(2,929,914)

Net unrealized appreciation	$9,993,879

Federal income tax cost of investments in securities and derivative instruments, if applicable	$63,744,925

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $63,306,226)	$73,738,804
Cash	437,743
Receivable for securities sold	3,152,280
Dividends, interest and other receivables	163,306
Receivable for Portfolio shares sold	11,561
Securities lending income receivable	1,097
Other assets	690

Total assets	77,505,481

LIABILITIES
Payable for securities purchased	3,373,987
Payable for return of collateral on securities loaned	1,769,424
Investment management fees payable	22,163
Payable for Portfolio shares repurchased	16,497
Distribution fees payable - Class IB	9,261
Administrative fees payable	5,315
Accrued expenses	54,630

Total liabilities	5,251,277

Commitments and contingent liabilities^
NET ASSETS	$72,254,204

Net assets were comprised of:
Paid in capital	$57,001,125
Total distributable earnings (loss)	15,253,079

Net assets	$72,254,204

Class IB
Net asset value, offering and redemption price per share, $45,290,742 / 3,329,137 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.60

Class K
Net asset value, offering and redemption price per share, $26,963,462 / 1,983,828 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.59

(x)	Includes value of securities on loan of $1,901,000.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest	$388,762
Dividends	204,842
Securities lending (net)	4,063

Total income	597,667

EXPENSES
Investment management fees	160,382
Distribution fees – Class IB	49,394
Professional fees	33,586
Administrative fees	28,796
Custodian fees	11,752
Printing and mailing expenses	9,175
Trustees’ fees	956
Miscellaneous	9,738

Gross expenses	303,779
Less: Waiver from investment manager	(45,618)

Net expenses	258,161

NET INVESTMENT INCOME (LOSS)	339,506

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	6,819,153

Net change in unrealized appreciation (depreciation) on investments in securities	5,439,117

NET REALIZED AND UNREALIZED GAIN (LOSS)	12,258,270

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,597,776

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$339,506	$723,976
Net realized gain (loss)	6,819,153	1,500,338
Net change in unrealized appreciation (depreciation)	5,439,117	5,397,070

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,597,776	7,621,384

Distributions to shareholders:
Class IB	—	(486,533)
Class K	—	(377,789)

Total distributions to shareholders	—	(864,322)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 507,230 and 632,776 shares, respectively ]	6,304,003	6,770,703
Capital shares issued in reinvestment of dividends [ 0 and 42,957 shares, respectively ]	—	486,533
Capital shares repurchased [ (251,417) and (336,985) shares, respectively ]	(3,180,769)	(3,525,272)

Total Class IB transactions	3,123,234	3,731,964

Class K
Capital shares sold [ 1,787 and 11,925 shares, respectively ]	21,873	123,419
Capital shares issued in reinvestment of dividends [ 0 and 33,445 shares, respectively ]	—	377,789
Capital shares repurchased [ (62,359) and (146,287) shares, respectively ]	(766,369)	(1,542,782)

Total Class K transactions	(744,496)	(1,041,574)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,378,738	2,690,390

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,976,514	9,447,452
NET ASSETS:
Beginning of period	57,277,690	47,830,238

End of period	$72,254,204	$57,277,690

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.20		$9.81	$9.09	$8.19	$10.50	$15.62

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.14	0.13	0.15	0.09	0.04
Net realized and unrealized gain (loss)	2.34		1.41	0.76	0.97	(2.29)	0.07

Total from investment operations	2.40		1.55	0.89	1.12	(2.20)	0.11

Less distributions:
Dividends from net investment income	—		(0.16)	(0.17)	(0.22)	(0.10)	(1.89)
Distributions from net realized gains	—		—	—	—	(0.01)	(3.34)

Total dividends and distributions	—		(0.16)	(0.17)	(0.22)	(0.11)	(5.23)

Net asset value, end of period	$13.60		$11.20	$9.81	$9.09	$8.19	$10.50

Total return (b)(y)	21.43%		15.79%	9.76%	13.73%	(20.99)%	1.04%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$45,291		$34,427	$26,831	$23,510	$19,546	$22,507
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	0.90%		0.90%	0.90%	0.90%	0.90%	0.96%
Before waivers (a)(f)	1.04%		1.09%	1.13%	1.13%	1.19%	1.21%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	0.96%		1.28%	1.43%	1.70%	1.08%	0.27%
Before waivers (a)(g)	0.82%		1.09%	1.20%	1.46%	0.79%	0.02%
Portfolio turnover rate^	28	%(z)	39%	40%	33%	20%	209	%(h)

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.18		$9.79	$9.07	$8.17	$10.47	$15.59

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.16	0.16	0.17	0.12	0.08
Net realized and unrealized gain (loss)	2.34		1.42	0.76	0.97	(2.28)	0.07

Total from investment operations	2.41		1.58	0.92	1.14	(2.16)	0.15

Less distributions:
Dividends from net investment income	—		(0.19)	(0.20)	(0.24)	(0.13)	(1.93)
Distributions from net realized gains	—		—	—	—	(0.01)	(3.34)

Total dividends and distributions	—		(0.19)	(0.20)	(0.24)	(0.14)	(5.27)

Net asset value, end of period	$13.59		$11.18	$9.79	$9.07	$8.17	$10.47

Total return (b)(y)	21.56%		16.09%	10.03%	14.04%	(20.74)%	1.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$26,963		$22,851	$20,999	$20,330	$18,700	$22,146
Ratio of expenses to average net assets:
After waivers (a)(f)(k)	0.65%		0.65%	0.65%	0.65%	0.65%	0.71%
Before waivers (a)(f)	0.79%		0.84%	0.88%	0.88%	0.94%	0.96%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	1.21%		1.54%	1.68%	1.94%	1.33%	0.52%
Before waivers (a)(g)	1.07%		1.35%	1.45%	1.71%	1.04%	0.26%
Portfolio turnover rate^	28	%(z)	39%	40%	33%	20%	209	%(h)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.01% for Class IB for the year ended December 31, 2021.
(h)

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub- adviser. Excluding such transactions, the portfolio turnover rate would have been 28%.

(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.76% for Class K for the year ended December 31, 2021.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (16.7%)
AASET Ltd.,
Series 2025-2A A 5.522%, 2/16/50§	$463,390	$458,838
AASET Trust,
Series 2024-1A B 6.900%, 5/16/49§	688,435	695,510
ABFC Trust,
Series 2007-WMC1 A1A 5.013%, 6/25/37 (l)	2,157,893	1,535,752
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-ASP5 A2D 4.283%, 10/25/36 (l)	2,021,099	601,637
Aligned Data Centers Issuer LLC,
Series 2021-1A B 2.482%, 8/15/46§	1,000,000	996,400
ALLO Issuer LLC,
Series 2026-1A B 6.046%, 6/20/56§	500,000	504,065
Amortizing Residential Collateral Trust,
Series 2002-BC10 M1 5.263%, 1/25/33 (l)	1,983,142	1,794,132
Bain Capital Credit CLO Ltd.,
Series 2023-2A A1R 4.995%, 7/18/38 (l)§	1,000,000	1,000,766
Balboa Bay Loan Funding Ltd.,
Series 2025-2A A1 4.925%, 1/20/39 (l)§	1,000,000	1,001,495
Bayswater Park CLO Ltd.,
Series 2023-1A AR 4.885%, 1/20/39 (l)§	1,000,000	1,000,401
Benefit Street Partners CLO 46 Ltd.,
Series 2025-46A A 4.879%, 1/25/39 (l)§	500,000	499,961
Benefit Street Partners CLO XXXII Ltd.,
Series 2023-32A AR 4.877%, 10/25/38 (l)§	1,000,000	1,002,103
Blackbird Capital II Aircraft Lease Ltd.,
Series 2021-1A B 3.446%, 7/15/46§	1,207,227	1,154,973
Brsp 2026-Fl3 Ltd.,
Series 2026-FL3 D 6.489%, 8/19/43 (l)§	470,000	470,543
BSPRT Issuer Ltd.,
Series 2023-FL10 B 6.890%, 9/15/35 (l)§	530,000	530,387
BXMT Ltd.,
Series 2026-FL6 A 5.089%, 8/19/43 (l)§	700,000	700,439
Canyon Capital CLO Ltd.,
Series 2014-1A CR 6.675%, 1/30/31 (l)§	500,000	500,924
Series 2017-1A DR 6.935%, 7/15/30 (l)§	500,000	501,889
Canyon CLO Ltd.,
Series 2020-1A DR2 6.773%, 7/15/34 (l)§	500,000	497,553
Captree Park CLO Ltd.,
Series 2024-1A A1R 4.875%, 7/20/37 (l)§	$1,000,000	$999,995
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-3A DRRR 6.525%, 7/20/34 (l)§	1,000,000	987,475
Carlyle US CLO,
Series 2024-4A D 6.875%, 7/20/37 (l)§	500,000	500,311
Castlelake Aircraft Structured Trust,
Series 2026-1A A 5.073%, 3/15/51§	244,805	240,580
Cathedral Lake VIII Ltd.,
Series 2021-8A D1 7.357%, 1/20/35 (l)§	1,000,000	1,000,129
CIFC Funding 2025-VII Ltd.,
Series 2025-7A D1 6.264%, 1/22/39 (l)§	500,000	500,219
Clover CLO LLC,
Series 2021-3A DR 6.217%, 1/25/35 (l)§	500,000	491,434
Crown Point CLO IV Ltd.,
Series 2018-4A C 5.837%, 4/20/31 (l)§	500,000	501,122
CyrusOne Data Centers Issuer I LLC,
Series 2024-3A A2 4.650%, 5/20/49§	500,000	477,270
Dryden 41 Senior Loan Fund,
Series 2015-41A DR 6.535%, 4/15/31 (l)§	500,000	501,496
Dryden 43 Senior Loan Fund,
Series 2016-43A DR3 7.187%, 4/20/34 (l)§	500,000	497,067
Eclipse Aircraft LLC,
Series 2026-1 B 6.451%, 5/15/51§	446,810	445,288
FMC GMSR Issuer Trust,
Series 2020-GT1 A 4.450%, 1/25/28 (l)§	2,000,000	1,970,346
Fremont Home Loan Trust,
Series 2006-D 1A1 4.043%, 11/25/36 (l)	4,044,504	2,244,784
Gilead Aviation LLC,
Series 2025-1A B 6.524%, 3/15/50§	472,119	471,850
Goldentree Loan Management US CLO Ltd.,
Series 2023-17A AR 4.955%, 1/20/39 (l)§	500,000	501,074
Goodgreen Trust,
Series 2020-1A A 2.630%, 4/15/55§	214,048	178,792
GoodLeap Home Improvement Solutions Trust,
Series 2025-2A B 5.980%, 6/20/49§	460,980	457,913
GreenSky Home Improvement Issuer Trust,
Series 2025-3A D 5.150%, 12/27/60§	300,000	296,860

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Hilton Grand Vacations Trust,
Series 2025-3EXT B 4.900%, 10/25/44§	$316,967	$315,629
ICG US CLO I Ltd.,
Series 2023-1A AR 5.055%, 7/18/38 (l)§	500,000	501,376
INCREF LLC,
Series 2025-FL1 D 7.827%, 10/19/42 (l)§	460,000	469,491
Series 2026-FL2 B 5.620%, 12/19/43 (l)§	410,000	410,257
Invesco US CLO Ltd.,
Series 2024-3A AR 4.831%, 7/20/37 (l)§	500,000	502,439
Iskandar Enterprise LLC,
Series 2026-1A A23 5.538%, 4/17/56§	500,000	497,488
JOL Air Ltd.,
Series 2019-1 A 3.967%, 4/15/44§	46,113	46,403
Kennedy Lewis CLO 12 Ltd.,
Series 2023-12A AR 5.005%, 7/20/38 (l)§	1,000,000	1,001,784
KREF Ltd.,
Series 2021-FL2 AS 5.051%, 2/15/39 (l)§	246,430	246,333
LCM 28 Ltd.,
Series 28A D 6.887%, 10/20/30 (l)§	500,000	501,512
MACH 1 Cayman Ltd.,
Series 2019-1 A 3.474%, 10/15/39§	166,715	165,715
Madison Park Funding LXIII Ltd.,
Series 2023-63A A1R 5.072%, 7/21/38 (l)§	500,000	502,426
Magnetite XLII Ltd.,
Series 2024-42A D1 6.467%, 1/25/38 (l)§	500,000	501,096
Magnetite XXIII Ltd.,
Series 2019-23A AR2 4.657%, 1/25/35 (l)§	500,000	500,131
Series 2019-23A DR2 5.917%, 1/25/35 (l)§	500,000	496,089
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A2C 4.063%, 7/25/37 (l)	4,892,892	920,103
MF1 LLC,
Series 2026-FL21 B 5.387%, 2/18/41 (l)§	690,000	689,138
Series 2026-FL22 C 5.637%, 11/18/43 (l)§	570,000	570,351
MF1 Ltd.,
Series 2021-FL7 A 4.832%, 10/16/36 (l)§	68,591	68,633
Series 2021-FL7 B 5.502%, 10/16/36 (l)§	520,000	520,724
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2024-FL15 A 5.325%, 8/18/41 (l)§	530,000	531,923
Mosaic Solar Loan Trust,
Series 2018-1A A 4.010%, 6/22/43§	100,831	94,190
Series 2018-2GS A 4.200%, 2/22/44§	164,677	152,954
Series 2019-2A B 3.280%, 9/20/40§	121,587	104,773
Neighborly Issuer LLC,
Series 2021-1A A2 3.584%, 4/30/51§	3,087,500	2,966,276
OCP CLO Ltd.,
Series 2020-20A A1R2 4.935%, 4/18/37 (l)§	500,000	500,758
Octagon 53 Ltd.,
Series 2021-1A E 10.435%, 4/15/34 (l)§	1,000,000	817,129
Option One Mortgage Loan Trust,
Series 2006-1 M2 4.333%, 1/25/36 (l)	3,164,000	2,515,944
Oryx Funding LLC,
Series 2026-1A A2 6.299%, 6/5/56§	250,000	250,704
Ownit Mortgage Loan Trust,
Series 2006-3 M1 4.258%, 3/25/37 (l)	2,312,006	2,409,531
Peebles Park CLO Ltd.,
Series 2024-1A AR 4.826%, 4/21/37 (l)§	500,000	502,700
PFP Ltd.,
Series 2026-14 C 5.600%, 12/18/43 (l)§	450,000	449,859
Progress Residential Trust,
Series 2022-SFR5 A 4.451%, 6/17/39§	1,116,294	1,111,471
Series 2024-SFR4 D 3.325%, 7/17/41§	5,000,000	4,669,146
Series 2024-SFR5 C 3.250%, 8/17/41 (l)§	2,800,000	2,626,099
Series 2025-SFR3 D 3.390%, 7/17/42§	1,400,000	1,280,747
Series 2025-SFR4 A 4.300%, 8/17/42§	6,250,000	6,091,006
QTS Issuer ABS I LLC,
Series 2025-1A B 5.928%, 5/25/55§	450,000	432,799
QTS Issuer ABS II LLC,
Series 2026-6A B 7.142%, 7/5/56§	400,000	400,240
Retained Vantage Data Centers Issuer LLC,
Series 2023-1A B 5.750%, 9/15/48§	1,500,000	1,475,125
Rockland Park CLO Ltd.,
Series 2021-1A A1R 4.975%, 7/20/38 (l)§	500,000	500,389
SFS Auto Receivables Securitization Trust,
Series 2025-3A A2 4.110%, 3/20/29§	465,441	465,155
SoFi Consumer Loan Program,
Series 2026-3 B 4.850%, 6/25/35§	520,000	520,588

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
SoFi Consumer Loan Program Trust,
Series 2025-2 B 4.970%, 6/25/34§	$700,000	$699,076
Series 2025-3 C 5.040%, 8/15/34§	200,000	199,538
Sound Point CLO XX Ltd.,
Series 2018-2A C 5.878%, 7/26/31 (l)§	500,000	501,162
Sound Point CLO XXIV,
Series 2019-3A DR 7.428%, 10/25/34 (l)§	500,000	473,845
Sound Point CLO XXVI Ltd.,
Series 2020-1A DR 7.287%, 7/20/34 (l)§	500,000	482,822
Sound Point CLO XXXII Ltd.,
Series 2021-4A D 7.328%, 10/25/34 (l)§	500,000	467,565
Stellantis Financial Underwritten Enhanced Lease Trust,
Series 2025-CA C 4.440%, 8/20/30§	400,000	396,226
Storm King Park CLO Ltd.,
Series 2022-1A AR 5.033%, 10/15/37 (l)§	1,000,000	1,001,215
Subway Funding LLC,
Series 2024-1A A23 6.505%, 7/30/54§	246,250	243,283
Switch ABS Issuer LLC,
Series 2024-2A A2 5.436%, 6/25/54§	220,000	217,715
Series 2026-1A A21 5.609%, 3/27/56§	250,000	251,638
THL Credit Wind River CLO Ltd.,
Series 2014-2A DR 6.835%, 1/15/31 (l)§	500,000	501,675
Series 2014-2A ER 9.685%, 1/15/31 (l)§	500,000	465,136
Trestles CLO VI Ltd.,
Series 2023-6A A1R 4.847%, 4/25/38 (l)§	500,000	499,285
Tricon Residential Trust,
Series 2025-SFR2 A 5.200%, 8/17/44§	2,214,098	2,239,336
Upland CLO Ltd.,
Series 2016-1A CR 6.837%, 4/20/31 (l)§	1,000,000	1,004,936
Upstart Securitization Trust,
Series 2025-2 A2 5.220%, 6/20/35§	91,758	91,915
Series 2025-3 A2 4.600%, 9/20/35§	240,369	240,285
Series 2025-4 A2 4.560%, 11/20/35§	602,660	602,563
Vantage Data Centers Issuer LLC,
Series 2025-3A B 6.000%, 11/15/55§	500,000	490,551
Vivint Solar Financing V LLC,
Series 2018-1A A 4.730%, 4/30/48§	778,143	756,958
Voya CLO Ltd.,
Series 2014-4A DR 9.881%, 7/14/31 (l)§	1,000,000	982,919
Series 2023-1A A1R 4.885%, 1/20/39 (l)§	500,000	500,335
Warwick Capital CLO 1 Ltd.,
Series 2023-1A AR 4.955%, 10/20/38 (l)§	1,500,000	1,502,583
WAVE LLC,
Series 2019-1 A 3.597%, 9/15/44§	372,653	366,129
Willis Engine Structured Trust IX,
Series 2025-B A 5.159%, 12/15/50§	361,143	358,101
Wind River CLO Ltd.,
Series 2014-3A DR2 7.325%, 10/22/31 (l)§	1,500,000	1,506,241

Total Asset-Backed Securities		86,051,430

Collateralized Mortgage Obligations (6.1%)
Alternative Loan Trust,
Series 2006-19CB A15 6.000%, 8/25/36	352,594	186,610
Series 2006-6CB 2A10 6.000%, 5/25/36	1,614,550	554,359
Asset-Backed Certificates Trust,
Series 2006-IM1 A2 4.243%, 4/25/36 (l)	575,900	533,184
Banc of America Funding Trust,
Series 2005-6 1A8 6.000%, 10/25/35	141,149	119,680
Series 2007-5 3A1 6.000%, 7/25/37	1,175,105	1,000,628
Banc of America Mortgage Trust,
Series 2007-3 2A8 7.000%, 9/25/37	1,676,971	1,421,757
CHL Mortgage Pass-Through Trust,
Series 2006-21 A2 6.000%, 2/25/37	1,623,251	664,666
Series 2006-J4 A5 6.250%, 9/25/36	303,609	95,868
Series 2007-14 A18 6.000%, 9/25/37	1,359,023	636,472
Series 2007-HY1 1A1 4.371%, 4/25/37 (l)	104,009	99,187
Series 2007-HY1 2A1 3.858%, 3/25/37 (l)	40,675	36,597
Citigroup Mortgage Loan Trust,
Series 2006-AR2 1A2 4.933%, 3/25/36 (l)	42,337	42,041
Series 2006-AR7 2A3A 4.570%, 11/25/36 (l)	57,051	58,475
CitiMortgage Alternative Loan Trust,
Series 2007-A2 1A4 6.000%, 2/25/37	828,119	750,780
COLT Mortgage Loan Trust,
Series 2023-2 A1 6.596%, 7/25/68 (e)§	1,066,153	1,062,859
FHLMC,
Series 5057 AX 2.000%, 12/25/50	1,248,033	801,807
Figure Line of Credit Trust,
Series 2020-1 A 4.040%, 9/25/49 (l)§	265,092	255,517

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA,
Series 2013-54 NP 2.500%, 3/25/43	$224,386	$212,195
GNMA,
Series 2020-188 2.000%, 12/20/50 IO	2,020,008	237,281
GreenPoint Mortgage Funding Trust,
Series 2007-AR2 1A3 4.243%, 4/25/47 (l)	1,786,212	1,617,473
HomeBanc Mortgage Trust,
Series 2005-4 M4 4.738%, 10/25/35 (l)	7,066,300	6,505,268
Imperial Fund Mortgage Trust,
Series 2021-NQM4 M1 3.446%, 1/25/57 (l)§	1,500,000	1,197,012
PRPM LLC,
Series 2025-4 A1 6.179%, 6/25/30 (e)§	607,939	606,294
Series 2025-5 A1 5.729%, 7/25/30 (e)§	2,467,881	2,458,541
PRPM Trust,
Series 2025-3 A1 6.255%, 5/25/30 (e)§	715,613	715,360
RALI Trust,
Series 2006-QS17 A7 6.000%, 12/25/36	1,142,419	957,009
Series 2007-QS8 A10 6.000%, 6/25/37	711,108	579,190
RBSGC Mortgage Loan Trust,
Series 2005-A 3A 6.000%, 4/25/35	1,380,651	448,185
RFMSI Trust,
Series 2006-S6 A14 6.000%, 7/25/36	96,561	83,751
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS 1A2A 4.643%, 10/25/35 (l)	654,302	636,837
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8 6.000%, 12/25/35	73,974	68,517
Towd Point Mortgage Trust,
Series 2019-1 M1 3.750%, 3/25/58 (l)§	2,500,000	2,196,142
Verus Securitization Trust,
Series 2021-3 M1 2.397%, 6/25/66 (l)§	2,500,000	1,923,382
Series 2024-3 M1 6.887%, 4/25/69 (l)§	750,000	755,175
Series 2026-R5 A3 5.762%, 3/25/68 (e)§	1,464,373	1,464,164
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1 6.000%, 6/25/37	97,745	88,877
Series 2007-PA6 A1 5.803%, 12/28/37 (l)	511,464	470,656

Total Collateralized Mortgage Obligations		31,541,796

Commercial Mortgage-Backed Securities (8.2%)
BAMLL Commercial Mortgage Securities Trust,
Series 2016-ISQ C 3.727%, 8/14/34 (l)§	$516,000	$191,685
BANK,
Series 2017-BNK5 B 3.896%, 6/15/60 (l)	557,000	544,253
Series 2019-BN23 A3 2.920%, 12/15/52	550,000	517,154
Series 2021-BN35 A5 2.285%, 6/15/64	343,000	302,198
Series 2022-BNK39 AS 3.181%, 2/15/55	530,000	476,803
Series 2022-BNK39 E 2.500%, 2/15/55§	174,000	118,656
BANK5,
Series 2024-5YR10 AS 5.637%, 10/15/57	526,000	533,094
Series 2024-5YR8 A3 5.884%, 8/15/57	234,500	240,752
Series 2024-5YR9 A3 5.614%, 8/15/57	529,000	539,735
Series 2025-5YR18 A3 5.145%, 12/15/58	470,000	473,137
Series 2026-5YR20 A3 5.104%, 2/15/59	220,000	221,511
Series 2026-5YR21 A3 5.525%, 4/15/59	458,000	469,694
BBCMS Mortgage Trust,
Series 2020-C6 F5TC 3.811%, 2/15/53 (l)§	644,000	431,273
Series 2021-C12 A5 2.689%, 11/15/54	653,000	579,037
Series 2021-C12 XD 1.140%, 11/15/54 IO (l)§	9,899,000	478,358
Series 2021-C9 A5 2.299%, 2/15/54	668,000	596,917
Series 2024-5C27 AS 6.410%, 7/15/57 (l)	421,000	434,996
Series 2024-5C29 A3 5.208%, 9/15/57	527,000	531,863
Series 2025-5C37 AS 5.382%, 9/15/58 (l)	473,000	475,456
Series 2026-5C40 C 5.813%, 2/15/59 (l)	234,500	232,184
Benchmark Mortgage Trust,
Series 2019-B13 A3 2.701%, 8/15/57	525,000	494,356
Series 2019-B13 C 3.839%, 8/15/57 (l)	234,000	195,634
Series 2021-B23 XA 1.352%, 2/15/54 IO (l)	4,698,862	201,293
Series 2022-B32 AS 3.526%, 1/15/55 (l)	530,000	456,414
Series 2024-V10 A3 5.277%, 9/15/57	530,000	535,980
Series 2024-V11 A3 5.909%, 11/15/57 (l)	239,000	246,091
Series 2024-V8 A2 5.707%, 7/15/57	528,000	538,280

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2024-V8 A3 6.189%, 7/15/57 (l)	$454,000	$469,519
Series 2024-V8 D 4.000%, 7/15/57§	260,000	229,158
Series 2024-V9 A3 5.602%, 8/15/57	528,000	538,105
Series 2025-V14 AM 6.090%, 4/15/57 (l)	204,000	209,314
Series 2025-V15 AS 6.175%, 6/15/58	302,000	310,665
Series 2025-V16 A3 5.439%, 8/15/58 (l)	160,000	162,893
Series 2025-V17 A3 5.075%, 9/15/58	473,000	475,323
Series 2025-V18 AS 5.593%, 10/15/58	352,000	356,228
Series 2026-B42 ASB 4.944%, 3/15/59	562,000	562,922
Series 2026-V20 C 5.436%, 2/15/59	80,000	77,932
Series 2026-V21 A3 5.127%, 3/15/59	466,000	470,043
BMO Mortgage Trust,
Series 2024-5C3 AS 6.286%, 2/15/57 (l)	516,000	527,608
Series 2024-5C6 A3 5.316%, 9/15/57	527,000	532,970
Series 2025-5C11 AS 5.938%, 7/15/58	459,000	469,522
Series 2025-5C12 AS 5.557%, 10/15/58	472,000	474,348
Series 2026-C14 B 5.825%, 2/15/59 (l)	445,000	448,558
BSTN Commercial Mortgage Trust,
Series 2025-HUB D 6.367%, 4/13/41 (l)§	350,000	345,751
BX Commercial Mortgage Trust,
Series 2026-ALOHA D 5.775%, 4/15/43 (l)§	340,000	340,424
Series 2026-CSMO C 5.625%, 2/15/43 (l)§	470,000	474,547
Series 2026-XL6 B 5.075%, 3/15/43 (l)§	307,425	308,097
BX Trust,
Series 2019-OC11 D 4.075%, 12/9/41 (l)§	350,000	331,061
Series 2026-CIP D 5.725%, 5/15/38 (l)§	228,384	229,953
BXP Trust,
Series 2017-GM C 3.539%, 6/13/39 (l)§	346,000	342,553
Cantor Commercial Real Estate Lending,
Series 2019-CF1 65C 4.123%, 5/15/52 (l)§	502,000	50,200
CFCRE Commercial Mortgage Trust,
Series 2016-C6 B 3.804%, 11/10/49	900,000	837,445
Series 2017-C8 B 4.199%, 6/15/50 (l)	514,000	500,047
Citigroup Commercial Mortgage Trust,
Series 2016-GC36 B 4.804%, 2/10/49 (l)	504,000	482,792
Series 2016-P4 XA 1.649%, 7/10/49 IO (l)	191,664	8
Series 2019-GC41 B 3.199%, 8/10/56	276,000	243,998
Series 2020-420K D 3.422%, 11/10/42 (l)§	350,000	314,350
Series 2020-GC46 B 3.150%, 2/15/53 (l)	401,000	351,004
Commercial Mortgage Trust,
Series 2014-CR16 C 4.887%, 4/10/47 (l)	900,000	863,935
Series 2015-DC1 C 4.421%, 2/10/48 (l)	100,000	89,192
Series 2024-277P B 7.232%, 8/10/44 (l)§	234,000	245,129
CSMC Trust,
Series 2021-B33 B 3.766%, 10/10/43 (l)§	620,000	548,786
CSTL Commercial Mortgage Trust,
Series 2026-GATE3 D 5.704%, 2/10/43 (l)§	350,000	342,788
ELP Commercial Mortgage Trust,
Series 2025-ELP C 5.311%, 11/13/42 (l)§	300,000	297,961
Series 2025-ELP E 6.665%, 11/13/42 (l)§	230,000	232,183
Extended Stay America Trust,
Series 2026-ESH2 D 5.875%, 2/15/43 (l)§	327,922	330,381
GGP Commercial Mortgage Trust,
Series 2026-SSP A 5.115%, 7/5/43 (l)§	230,000	230,580
GGP Trust,
Series 2026-TY A 4.825%, 3/5/43 (l)§	350,000	344,728
GS Mortgage Securities Corp. Trust,
Series 2017-375H A 3.591%, 9/10/37 (l)§	350,000	340,192
Series 2018-RIVR C 5.172%, 7/15/35 (l)§	272,000	2,720
GS Mortgage Securities Trust,
Series 2015-GS1 B 4.238%, 11/10/48 (l)	517,252	485,971
GSMS Trust,
Series 2026-DAWN A 5.823%, 4/10/43 (l)§	345,066	345,916
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1 XA 0.869%, 1/15/49 IO (l)	82,537	1,116
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C 3.830%, 7/15/50 (l)	600,000	557,528
JPMDB Commercial Mortgage Securities Trust,

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2016-C2 AS 3.484%, 6/15/49	$800,000	$756,569
Series 2016-C2 XA 1.421%, 6/15/49 IO (l)	184,887	1,161
LBTY Commercial Mortgage Trust,
Series 2026-225L B 5.047%, 2/10/43 (l)§	470,000	462,560
LCCM Trust,
Series 2017-LC26 C 4.706%, 7/12/50§	400,000	380,522
MAD Commercial Mortgage Trust,
Series 2025-11MD D 6.571%, 10/15/42 (l)§	470,000	473,753
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31 B 3.880%, 11/15/49 (l)	500,000	485,190
Series 2017-C33 B 4.105%, 5/15/50	753,000	718,791
Series 2025-5C1 D 4.000%, 3/15/58§	351,000	308,616
Morgan Stanley Capital I Trust,
Series 2016-UB11 XA 1.605%, 8/15/49 IO (l)	334	—
Series 2021-L7 XD 1.030%, 10/15/54 IO (l)§	11,180,000	487,484
NJ Trust,
Series 2023-GSP A 6.697%, 1/6/29 (l)§	500,000	514,817
Series 2025-WBRK A 5.867%, 3/5/35 (l)§	230,000	234,926
NYC Trust,
Series 2026-9W57 B 5.353%, 6/6/40 (l)§	340,000	338,636
Oceanview Mortgage Trust,
Series 2026-1 A 5.104%, 8/25/55 (l)§	470,978	465,632
PENN Commercial Mortgage Trust,
Series 2025-P11 C 6.725%, 8/10/42 (l)§	470,000	485,091
PLYM Commercial Mortgage Trust,
Series 2026-IND C 5.275%, 3/15/43 (l)§	350,000	350,000
RFR Trust,
Series 2025-SGRM B 5.863%, 3/11/41 (l)§	222,500	223,035
Series 2025-SGRM E 7.513%, 3/11/41 (l)§	350,000	353,239
SG Commercial Mortgage Securities Trust,
Series 2016-C5 XA 1.811%, 10/10/48 IO (l)	72,764	3
SHOPS Commercial Mortgage Trust,
Series 2026-CSTL A 4.971%, 5/5/39 (l)§	340,000	338,033
SLG Office Trust,
Series 2021-OVA E 2.851%, 7/15/41§	380,000	325,447
UBS Commercial Mortgage Trust,
Series 2017-C6 B 4.154%, 12/15/50 (l)	343,000	319,546
Series 2017-C7 C 4.721%, 12/15/50 (l)	500,000	475,136
VEGAS Trust,
Series 2024-TI A 5.518%, 11/10/39§	181,000	180,588
Velocity Commercial Capital Loan Trust,
Series 2019-1 M1 3.940%, 3/25/49 (l)§	246,455	232,592
Series 2019-1 M2 4.010%, 3/25/49 (l)§	124,742	115,099
Series 2019-1 M3 4.120%, 3/25/49 (l)§	102,321	91,073
Series 2025-2 A 5.670%, 4/25/55 (l)§	1,257,035	1,254,649
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31 C 4.921%, 11/15/48 (l)	544	541
Series 2016-NXS6 XA 1.520%, 11/15/49 IO (l)	143,308	6
Series 2017-RC1 XA 1.536%, 1/15/60 IO (l)	681,120	3,186
Series 2019-C50 C 4.345%, 5/15/52	412,000	372,380
Series 2020-C58 B 2.704%, 7/15/53	550,000	461,139
Series 2025-5C4 A3 5.673%, 5/15/58	451,000	462,431
Series 2025-5C5 AS 5.918%, 7/15/58	465,000	475,189
Series 2025-5C6 AS 5.582%, 10/15/58 (l)	468,000	471,781
Series 2025-5C6 C 5.830%, 10/15/58 (l)	472,000	460,626
Series 2025-5C7 B 5.855%, 12/15/58 (l)	470,000	473,632
Series 2026-5C8 A3 5.034%, 3/15/59	702,000	703,975
Series 2026-5C8 C 5.554%, 3/15/59	351,000	344,338

Total Commercial Mortgage-Backed Securities		42,384,660

Corporate Bonds (23.4%)
Communication Services (1.5%)
Diversified Telecommunication Services (1.0%)
Altice France SA 6.875%, 7/15/32§	154,384	149,753
APLD ComputeCo LLC 9.250%, 12/15/30§	55,000	59,337
AT&T, Inc. 4.300%, 2/15/30	500,000	493,615
3.500%, 9/15/53	770,000	502,139
Beacon Point DC LLC 6.129%, 11/30/42§	295,000	298,119
Bell Canada
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 7.000%, 9/15/55 (k)	285,000	294,080

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
CCO Holdings LLC 5.125%, 5/1/27§	$32,000	$31,830
4.750%, 3/1/30§	150,000	142,108
4.750%, 2/1/32 (x)§	130,000	116,466
7.375%, 2/1/36 (x)§	20,000	19,676
Cipher Compute LLC 7.125%, 11/15/30§	90,000	93,545
Level 3 Financing, Inc. 6.875%, 6/30/33§	185,000	189,760
Meridian Arc Holdco LLC 6.250%, 4/30/31§	70,000	70,029
PR RNO Property Owner 1 LLC 6.500%, 5/1/31§	60,000	59,963
QTS Fayetteville I Dc1-2 LLC 5.700%, 4/15/36§	361,000	342,831
SE Cosmos LLC 8.875%, 5/1/31§	75,000	77,040
Space Exploration Technologies Corp. 5.875%, 7/15/36§	298,000	294,805
Stingray Compute LLC 6.000%, 6/15/31§	46,000	46,101
SV RNO Property Owner 1 LLC 5.875%, 3/1/31§	95,000	93,473
TELUS Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.71%), 7.000%, 10/15/55 (k)	278,000	286,340
Uniti Group LP 8.625%, 6/15/32 (x)§	75,000	78,579
Uniti Services LLC 7.500%, 10/15/33§	65,000	68,230
Verizon Communications, Inc. 5.401%, 7/2/37	475,000	474,055
5.750%, 11/30/45	346,000	336,838
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.04%), 6.200%, 5/14/56 (k)	237,000	239,564
Windstream Services LLC 8.250%, 10/1/31§	55,000	58,022

		4,916,298

Media (0.3%)
Directv Financing LLC 5.875%, 8/15/27§	14,000	13,982
8.875%, 2/1/30§	115,000	117,015
9.250%, 6/1/32§	100,000	101,601
Discovery Global Holdings, Inc. 4.054%, 3/15/29	80,000	79,100
4.279%, 3/15/32	35,000	31,363
5.050%, 3/15/42	55,000	40,292
DISH DBS Corp. 5.750%, 12/1/28 (h)§	145,000	140,469
5.125%, 6/1/29 (h)	105,000	94,751
Gray Media, Inc. 9.625%, 7/15/32§	95,000	91,511
7.250%, 8/15/33 (x)§	95,000	93,155
Lamar Media Corp. 5.375%, 11/1/33§	145,000	141,943
McGraw-Hill Education, Inc. 5.750%, 8/1/28§	105,000	104,597
7.375%, 9/1/31§	55,000	55,791
Neptune Bidco US, Inc. 10.375%, 5/15/31§	70,000	72,521
Nexstar Media, Inc. 6.500%, 9/15/33§	75,000	74,931
7.250%, 4/15/34§	30,000	29,888
Univision Communications, Inc. 7.375%, 6/30/30§	145,000	145,362
Videotron Ltd. 5.700%, 1/15/35§	268,000	268,566

		1,696,838

Wireless Telecommunication Services (0.2%)
CT Trust 5.125%, 2/3/32 (m)	200,000	190,280
Digicel Group Holdings Ltd.
Series 2B14 (Zero Coupon), 12/31/30 (r)§	14,052	530
Series 4B14 (Zero Coupon), 12/31/30 (r)§	40,405	217
Millicom International Cellular SA 5.125%, 1/15/28(m)	180,000	178,452
6.250%, 3/25/29(m)	360,000	359,572
T-Mobile USA, Inc. 3.400%, 10/15/52	304,000	200,210
5.250%, 6/15/55	191,000	169,499
5.875%, 11/15/55	169,000	164,471

		1,263,231

Total Communication Services		7,876,367

Consumer Discretionary (1.7%)
Automobile Components (0.1%)
American Axle & Manufacturing, Inc. 6.375%, 10/15/32§	85,000	84,698
7.750%, 10/15/33§	55,000	54,313
Clarios Global LP 6.750%, 2/15/30§	190,000	195,795
6.750%, 9/15/32§	225,000	229,196
Dexko Global, Inc. 7.500%, 4/15/32§	181,650	153,948

		717,950

Automobiles (0.1%)
Hyundai Capital America 5.300%, 1/8/29§	521,000	526,377
Nissan Motor Acceptance Co. LLC 6.125%, 9/30/30§	100,000	98,125

		624,502

Broadline Retail (0.1%)
Getty Images, Inc. 10.500%, 11/15/30§	105,000	87,150
Wayfair LLC 7.250%, 10/31/29§	75,000	77,298
6.750%, 11/15/32§	70,000	71,803

		236,251

Distributors (0.1%)
ADI Escrow Issuer LLC 7.125%, 7/15/34§	65,000	66,171
Dealer Tire Financial LLC 10.375%, 10/1/31§	50,000	49,821
Dealer Tire LLC 8.000%, 2/1/28§	155,000	155,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Vamos Europe SA 9.200%, 1/26/31 (x)§	$200,000	$190,880

		461,872

Diversified Consumer Services (0.1%)
Graham Holdings Co. 5.625%, 12/1/33§	155,000	153,323
Mavis Tire Express Services Topco Corp. 6.500%, 5/15/29 (x)§	55,000	54,705
Rentokil Terminix Funding LLC 5.000%, 4/28/30 (x)§	200,000	200,452
Wand NewCo 3, Inc. 7.625%, 1/30/32§	185,000	191,068

		599,548

Hotels, Restaurants & Leisure (0.8%)
Acushnet Co. 5.625%, 12/1/33§	140,000	139,433
Airbnb, Inc. 5.250%, 3/16/36	277,000	275,939
Carnival Corp. Ltd. 5.125%, 5/1/29§	93,000	92,884
6.125%, 2/15/33 (x)§	92,000	92,883
Expedia Group, Inc. 3.800%, 2/15/28	278,000	274,478
Fertitta Entertainment LLC 6.750%, 1/15/30 (x)§	60,000	58,857
Full House Resorts, Inc. 8.250%, 2/15/28 (x)§	80,000	78,200
Hilton Domestic Operating Co., Inc. 5.750%, 9/15/33§	95,000	95,210
Las Vegas Sands Corp. 5.650%, 5/18/33	163,000	163,111
Life Time, Inc. 6.000%, 11/15/31§	285,000	289,244
Light & Wonder International, Inc. 6.250%, 10/1/33§	155,000	154,031
Lindblad Expeditions LLC 7.000%, 9/15/30§	95,000	98,105
Marriott International, Inc. 4.500%, 10/15/31	278,000	273,923
5.300%, 5/15/34	268,000	271,106
McDonald’s Corp. 4.450%, 3/1/47	303,000	256,092
NCL Corp. Ltd. 5.875%, 1/15/31§	55,000	53,323
6.250%, 9/15/33§	45,000	43,706
Penn Entertainment, Inc. 6.750%, 4/1/31§	45,000	45,225
Rivers Enterprise Borrower LLC 6.250%, 10/15/30§	50,000	50,550
6.625%, 2/1/33§	285,000	288,759
Royal Caribbean Cruises Ltd. 5.375%, 7/15/27§	141,000	141,340
5.375%, 1/15/36	120,000	119,286
Sabre Financial Borrower LLC 11.125%, 6/15/29§	25,000	26,406
Sabre GLBL, Inc. 10.750%, 11/15/29§	45,000	43,155
10.750%, 3/15/30 (x)§	64,000	61,056
Viking Cruises Ltd. 5.875%, 10/15/33§	430,000	429,935
Voyager Parent LLC 9.250%, 7/1/32§	89,000	94,056

		4,010,293

Household Durables (0.1%)
Newell Brands, Inc. 6.375%, 5/15/30	60,000	60,824
Taylor Morrison Communities, Inc. 5.750%, 11/15/32§	100,000	102,914
Whirlpool Corp. 7.500%, 7/1/31§	45,000	45,594
6.500%, 6/15/33 (x)	55,000	47,644

		256,976

Specialty Retail (0.3%)
Academy Ltd. 5.875%, 5/15/31§	75,000	75,008
AutoZone, Inc. 5.125%, 6/15/30	260,000	263,577
Cougar JV Subsidiary LLC 8.000%, 5/15/32 (x)§	100,000	104,598
InRetail Consumer 3.250%, 3/22/28 (m)	400,000	384,360
Lowe’s Cos., Inc. 5.625%, 4/15/53 (x)	160,000	154,617
Michaels Cos., Inc. (The) 8.500%, 3/15/33§	150,000	148,500
O’Reilly Automotive, Inc. 5.000%, 8/19/34	137,000	135,568
Staples, Inc. 10.750%, 9/1/29§	100,000	95,625
Victra Holdings LLC 8.750%, 9/15/29 (x)§	365,000	374,716

		1,736,569

Textiles, Apparel & Luxury Goods (0.0%)†
Beach Acquisition Bidco LLC 10.000%, 7/15/33 PIK§	85,000	92,236

Total Consumer Discretionary		8,736,197

Consumer Staples (0.8%)
Consumer Staples Distribution & Retail (0.1%)
Performance Food Group, Inc. 5.625%, 3/1/34§	75,000	73,638
US Foods, Inc. 5.750%, 4/15/33 (x)§	260,000	260,122

		333,760

Food Products (0.4%)
Agrosuper SA 4.600%, 1/20/32 (m)	150,000	142,411
Bunge Ltd. Finance Corp. 4.650%, 9/17/34	289,000	279,252
Indofood CBP Sukses Makmur Tbk. PT 3.398%, 6/9/31 (m)	300,000	274,458
J&F Luxembourg Finance Sarl 8.500%, 12/1/32§	100,000	99,875
JBS NV 5.625%, 3/10/37§	90,000	89,576
6.250%, 3/1/56	294,000	287,401

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
MARB BondCo plc 3.950%, 1/29/31 (m)(x)	$400,000	$351,864
Mars, Inc. 5.700%, 5/1/55§	296,000	292,628
Minerva Luxembourg SA 8.875%, 9/13/33§	200,000	207,868
Post Holdings, Inc. 6.375%, 3/1/33§	150,000	148,650
6.250%, 10/15/34§	15,000	14,752

		2,188,735

Household Products (0.0%)†
Energizer Holdings, Inc. 6.000%, 9/15/33§	100,000	96,179

Personal Care Products (0.0%)†
Prestige Brands, Inc. 6.250%, 7/15/34§	15,000	15,000

Tobacco (0.3%)
BAT Capital Corp. 5.625%, 8/15/35 (x)	269,000	277,272
4.540%, 8/15/47	244,000	201,695
Imperial Brands Finance plc 4.875%, 2/7/32§	286,000	284,320
Philip Morris International, Inc. 5.250%, 2/13/34	242,000	245,869
4.875%, 4/29/36	235,000	230,141

		1,239,297

Total Consumer Staples		3,872,971

Energy (2.6%)
Energy Equipment & Services (0.3%)
Archrock Partners LP 6.625%, 9/1/32§	190,000	193,283
Baker Hughes Holdings LLC 5.000%, 6/15/36	240,000	235,214
Guara Norte Sarl 5.198%, 6/15/34 (m)	140,816	136,451
Kodiak Gas Services LLC 6.500%, 10/1/33§	55,000	55,585
6.750%, 10/1/35§	55,000	56,380
Nabors Industries, Inc. 9.125%, 1/31/30§	75,000	78,375
7.625%, 11/15/32§	70,000	71,621
WBI Operating LLC 6.500%, 10/15/33§	175,000	175,765
Weatherford International Ltd. 6.750%, 10/15/33§	195,000	198,751

		1,201,425

Oil, Gas & Consumable Fuels (2.3%)
Acu Petroleo Luxembourg Sarl 7.500%, 1/13/32 (m)	210,909	216,709
Adani Renewable Energy RJ Ltd. 4.625%, 10/15/39 (m)	161,500	136,467
AI Candelaria -spain- SA 5.750%, 6/15/33 (m)	550,000	508,392
Antero Midstream Partners LP 5.750%, 7/1/34§	100,000	98,595
BPRL International Singapore Pte. Ltd. 4.375%, 1/18/27 (m)	500,000	498,010
Buckeye Partners LP 6.875%, 7/1/29§	95,000	96,773
Caturus Energy LLC 7.125%, 5/15/31§	95,000	93,756
Cheniere Energy Partners LP 6.050%, 11/30/56§	169,000	170,828
Cheniere Energy, Inc. 4.625%, 10/15/28	273,000	272,326
5.650%, 4/15/34	275,000	282,270
6.000%, 7/30/56§	24,000	24,046
Chord Energy Corp. 6.000%, 10/1/30§	75,000	75,281
6.750%, 3/15/33§	120,000	121,703
CNX Resources Corp. 5.875%, 3/1/34§	100,000	97,096
Colonial Enterprises, Inc. 5.627%, 11/15/35§	164,000	163,858
Cosan Overseas Ltd. 8.250%, 8/5/26 (m)(y)	500,000	494,000
Crescent Energy Finance LLC 7.875%, 4/15/32§	35,000	35,394
Eastern Energy Gas Holdings LLC 5.650%, 10/15/54	305,000	292,479
Ecopetrol SA 5.875%, 11/2/51	305,000	244,063
Enbridge, Inc. 5.450%, 3/27/36	142,000	143,556
Energy Transfer LP 5.750%, 2/15/33	400,000	414,478
Series G (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.125%, 5/15/30 (k)(y)	281,000	289,427
Enterprise Products Operating LLC 5.550%, 2/16/55	271,000	262,975
Esentia Energy Development SAB de CV 6.125%, 7/30/33§	200,000	199,660
6.500%, 7/30/38§	200,000	196,725
Expand Energy Corp. 4.750%, 2/1/32	137,000	133,573
Frontera Energy Corp. 7.875%, 6/21/28 (m)	200,000	198,000
GNL Quintero SA 4.634%, 7/31/29 (m)	206,000	205,234
Gulfport Energy Operating Corp. 6.750%, 9/1/29§	190,000	193,498
Harvest Midstream I LP 7.500%, 5/15/32§	180,000	186,176
6.750%, 5/15/34§	60,000	60,750
Hilcorp Energy I LP 7.250%, 2/15/35§	85,000	83,619
Kinder Morgan Energy Partners LP 6.950%, 1/15/38	127,000	141,906
Matador Resources Co. 6.500%, 4/15/32§	100,000	100,500
6.000%, 4/15/34§	60,000	58,342

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
MPLX LP 5.400%, 9/15/35	$750,000	$749,055
5.300%, 4/1/36	147,000	144,907
NGL Energy Operating LLC 8.125%, 2/15/29§	50,000	51,804
NGPL PipeCo LLC 3.250%, 7/15/31§	315,000	288,912
5.600%, 8/15/36§	121,000	120,437
ONEOK, Inc. 5.700%, 11/1/54	157,000	145,887
Par Petroleum LLC 7.375%, 6/1/34§	70,000	70,759
Parex Resources, Inc. 8.500%, 5/11/31§	200,000	203,200
PBF Holding Co. LLC 7.250%, 6/1/34§	30,000	29,578
Permian Resources Operating LLC 6.250%, 2/1/33§	137,000	139,740
Pertamina Persero PT 2.300%, 2/9/31 (m)	200,000	175,500
5.625%, 5/20/43 (m)	200,000	186,500
Peru LNG Srl 5.375%, 3/22/30 (m)	400,080	389,478
Rio Grande LNG LLC 5.250%, 6/30/31§	120,000	120,072
6.150%, 6/30/41§	49,000	49,178
SM Energy Co. 7.000%, 8/1/32§	105,000	105,870
Tallgrass Energy Partners LP 7.375%, 2/15/29§	95,000	97,346
6.750%, 3/15/34§	55,000	55,432
TransCanada PipeLines Ltd. 4.625%, 3/1/34	500,000	483,403
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.12%), 6.375%, 10/17/56 (k)(x)	143,000	144,958
Venture Global LNG, Inc. 8.375%, 6/1/31§	80,000	83,200
9.875%, 2/1/32§	45,000	47,961
6.375%, 12/15/34§	45,000	44,233
6.625%, 6/15/36§	30,000	29,567
Venture Global Plaquemines LNG LLC 6.125%, 12/15/30§	50,000	51,165
7.500%, 5/1/33§	35,000	38,413
6.500%, 1/15/34§	110,000	114,412
Viper Energy Partners LLC 4.900%, 8/1/30	97,000	96,665
Vista Energy Argentina SAU 7.875%, 4/8/38§	160,000	165,312
Western Midstream Operating LP 5.500%, 12/15/35	144,000	142,762
5.700%, 7/1/36	236,000	236,169
Williams Cos., Inc. (The) 5.950%, 3/15/56	281,000	277,830
YPF SA 7.000%, 9/30/33 (e)(m)	105,000	106,470

		11,976,640

Total Energy		13,178,065

Financials (4.1%)
Banks (2.3%)
AIB Group plc
(United States SOFR Compounded Index + 1.91%), 5.871%, 3/28/35 (k)§	276,000	285,911
Banco Internacional del Peru SAA Interbank 4.800%, 7/15/31§	800,000	788,712
Banco Nacional de Comercio Exterior SNC 5.875%, 5/7/30 (m)	600,000	609,000
Banco Santander Chile 4.550%, 11/20/30 (m)	150,000	148,069
4.550%, 11/20/30§	500,000	493,564
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.621%, 12/10/29 (m)	600,000	610,200
Banco Santander SA 5.437%, 4/15/36	400,000	400,484
Bank of America Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.625%, 5/1/30 (k)(y)	149,000	152,398
(SOFR + 1.21%), 2.572%, 10/20/32 (k)	224,000	199,264
(SOFR + 1.65%), 5.468%, 1/23/35 (k)	215,000	219,000
(SOFR + 1.70%), 5.744%, 2/12/36 (k)	236,000	240,669
(SOFR + 1.57%), 5.489%, 4/23/37 (k)	105,000	104,610
Bank of Ireland Group plc
(United States SOFR Compounded Index + 1.16%), 4.997%, 11/12/32 (k)§	200,000	199,698
Bank of Nova Scotia (The)
(SOFR + 1.05%), 4.813%, 2/2/34 (k)	91,000	89,488
Barclays plc
(SOFR + 1.51%), 5.586%, 6/26/37 (k)	295,000	295,178
(SOFR + 1.83%), 5.860%, 8/11/46 (k)	301,000	300,710
BPCE SA
(SOFR + 1.27%), 4.760%, 1/13/32 (k)§	508,000	500,026
Canadian Imperial Bank of Commerce
(SOFR + 0.67%), 4.723%, 6/16/29 (k)	90,000	90,133
Citigroup, Inc.
(SOFR + 1.28%), 3.070%, 2/24/28 (k)	110,000	108,868
(SOFR + 1.46%), 4.952%, 5/7/31 (k)	233,000	234,009
(SOFR + 1.17%), 4.503%, 9/11/31 (k)	165,000	162,613
(SOFR + 2.66%), 6.174%, 5/25/34 (k)	133,000	138,964

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Series GG (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.875%, 8/15/30 (k)(y)	$148,000	$151,026
Credit Agricole SA
(SOFR + 1.36%), 4.818%, 9/25/33 (k)(x)§	305,000	299,582
Huntington Bancshares, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36 (k)	172,000	148,254
ING Groep NV
(United States SOFR Compounded Index + 1.61%), 5.420%, 3/23/37 (k)	330,000	331,336
Intesa Sanpaolo SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.60%), 4.198%, 6/1/32 (k)§	315,000	297,061
JPMorgan Chase & Co.
(SOFR + 1.01%), 5.140%, 1/24/31 (k)	235,000	237,571
(SOFR + 0.93%), 4.255%, 10/22/31 (k)	143,000	139,692
(SOFR + 0.99%), 4.622%, 4/23/32 (k)	298,000	294,951
(SOFR + 1.46%), 5.294%, 7/22/35 (k)	512,000	518,109
(SOFR + 1.64%), 5.576%, 7/23/36 (k)	177,000	179,266
Mizuho Bank Ltd. 5.185%, 4/16/36§	293,000	291,951
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 4.983%, 6/18/32 (k)	229,000	229,130
PNC Financial Services Group, Inc. (The)
(SOFR + 1.42%), 5.373%, 7/21/36 (k)(x)	91,000	91,869
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.423%, 1/25/41 (k)	120,000	117,373
Royal Bank of Canada
(SOFR + 0.98%), 4.305%, 11/3/31 (k)	421,000	412,785
Santander Holdings USA, Inc.
(SOFR + 1.10%), 5.040%, 6/5/30 (k)	47,000	46,995
Societe Generale SA
(SOFR + 1.73%), 5.439%, 10/3/36 (k)§	308,000	303,935
Toronto-Dominion Bank (The) 4.928%, 10/15/35	144,000	141,399
Truist Financial Corp.
(SOFR + 2.45%), 7.161%, 10/30/29 (k)	115,000	121,033
(SOFR + 1.57%), 5.153%, 8/5/32 (k)	264,000	265,585
Wells Fargo & Co.
(SOFR + 0.97%), 4.844%, 5/20/32 (k)	581,000	579,490
(SOFR + 1.38%), 5.211%, 12/3/35 (k)	288,000	287,523

		11,857,484

Capital Markets (0.5%)
Bank of New York Mellon Corp. (The)
(SOFR + 1.23%), 5.060%, 7/22/32 (k)	241,000	243,602
Series M
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.03%), 5.625%, 3/20/31 (k)(x)(y)	240,000	238,200
Charles Schwab Corp. (The)
(SOFR + 0.78%), 4.744%, 5/21/30 (k)	143,000	143,347
(SOFR + 1.23%), 4.914%, 11/14/36 (k)	148,000	144,637
Goldman Sachs Group, Inc. (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.850%, 2/10/30 (k)(y)	137,000	140,767
(SOFR + 1.06%), 4.369%, 10/21/31 (k)	285,000	278,626
(SOFR + 0.96%), 4.516%, 1/21/32 (k)	44,000	43,152
(SOFR + 1.55%), 5.330%, 7/23/35 (k)	256,000	256,844
Morgan Stanley
(SOFR + 0.80%), 4.238%, 1/9/30 (k)	142,000	140,068
(SOFR + 1.18%), 5.073%, 1/30/37 (k)	163,000	159,695
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.948%, 1/19/38 (k)	137,000	141,033
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.942%, 2/7/39 (k)	263,000	271,150
Series I
(SOFR + 1.07%), 4.356%, 10/22/31 (k)	141,000	137,751
UBS Group AG
(SOFR + 1.34%), 5.010%, 3/23/37 (k)§	306,000	297,345

		2,636,217

Consumer Finance (0.6%)
AerCap Ireland Capital DAC 5.100%, 1/19/29	225,000	227,039
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.950%, 3/10/55 (k)	310,000	320,462
Aircastle Ltd. 5.000%, 5/15/31§	293,000	290,568
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.15%), 5.412%, 2/8/41 (k)	350,000	349,362
Avolon Holdings Funding Ltd. 5.750%, 3/1/29§	245,000	249,724
Azorra Finance Ltd. 7.250%, 1/15/31§	190,000	194,752

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Ford Motor Credit Co. LLC 6.050%, 3/5/31	$200,000	$203,324
Gabx Leasing LLC 4.625%, 4/15/31§	165,000	162,705
General Motors Financial Co., Inc. 4.600%, 1/8/31	288,000	284,280
5.100%, 9/15/31	166,000	166,400
GGAM Finance Ltd. 6.875%, 4/15/29§	190,000	194,275
OneMain Finance Corp. 7.500%, 5/15/31	95,000	98,060
6.500%, 3/15/33	140,000	137,816

		2,878,767

Financial Services (0.3%)
Block Financial LLC 5.375%, 9/15/32	217,000	212,827
Fondo MIVIVIENDA SA 5.400%, 3/31/31 (m)	450,000	452,061
5.400%, 3/31/31§	150,000	150,687
Freedom Mortgage Holdings LLC 8.375%, 4/1/32§	55,000	55,839
Nationwide Building Society
(SOFR + 1.65%), 5.537%, 7/14/36 (k)§	342,000	344,627
PennyMac Financial Services, Inc. 7.875%, 12/15/29§	110,000	114,400
6.875%, 5/15/32§	70,000	68,418
Petronas Capital Ltd. 5.340%, 4/3/35 (m)	200,000	205,109
Rocket Cos., Inc. 6.375%, 8/1/33§	95,000	96,648

		1,700,616

Insurance (0.4%)
Acrisure LLC 6.750%, 7/1/32§	160,000	143,848
Alliant Holdings Intermediate LLC 6.500%, 10/1/31§	110,000	109,714
Arthur J Gallagher & Co. 4.850%, 12/15/29	160,000	161,231
Asurion LLC 8.000%, 12/31/32§	25,000	25,250
8.375%, 2/1/34§	30,000	27,675
Brown & Brown, Inc. 6.250%, 6/23/55	116,000	116,872
CRC Insurance Group LLC 7.125%, 6/1/31§	150,000	149,318
Guardian Life Global Funding 4.327%, 10/6/30§	296,000	291,468
HUB International Ltd. 7.250%, 6/15/30§	80,000	81,974
Liberty Mutual Group, Inc. 5.250%, 5/1/36 (x)§	240,000	236,754
Marsh & McLennan Cos., Inc. 4.950%, 3/15/36 (x)	145,000	142,595
New York Life Insurance Co. 6.750%, 11/15/39§	124,000	137,435
Progressive Corp. (The) 5.150%, 3/26/36	285,000	285,138
Travelers Cos., Inc. (The) 4.600%, 8/1/43	154,000	137,697

		2,046,969

Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
Starwood Property Trust, Inc. (REIT) 5.250%, 10/15/28§	165,000	164,010

Total Financials		21,284,063

Health Care (1.1%)
Biotechnology (0.1%)
AbbVie, Inc. 4.700%, 5/14/45	287,000	258,262
Amgen, Inc. 5.750%, 3/2/63	386,000	373,954

		632,216

Health Care Equipment & Supplies (0.4%)
180 Medical, Inc. 5.300%, 10/8/35§	200,000	196,000
Augusta SpinCo Corp. 5.245%, 3/23/36	116,000	115,964
Bausch + Lomb Corp. 8.375%, 10/1/28§	240,000	246,533
GE HealthCare Technologies, Inc. 4.800%, 1/15/31	273,000	273,149
Medline Borrower LP 5.250%, 10/1/29§	443,000	439,744
5.250%, 6/15/33§	144,000	143,376
Solventum Corp. 5.600%, 3/23/34	283,000	289,560
VSP Optical Group, Inc. 5.400%, 6/1/33§	121,000	121,199
5.450%, 12/1/35§	287,000	285,151

		2,110,676

Health Care Providers & Services (0.2%)
Cardinal Health, Inc. 4.600%, 3/15/43	270,000	234,617
4.500%, 11/15/44	38,000	32,200
Centene Corp. 4.625%, 12/15/29	75,000	73,031
Community Health Systems, Inc. 6.000%, 1/15/29§	110,000	108,900
CVS Health Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.52%), 6.750%, 12/10/54 (k)	138,000	143,597
LifePoint Health, Inc. 10.000%, 6/1/32§	95,000	94,881
7.000%, 5/1/34§	35,000	33,493
Quest Diagnostics, Inc. 5.000%, 12/15/34	268,000	266,182
Radiology Partners, Inc. 8.500%, 7/15/32§	100,000	104,042
Select Medical Corp. 6.250%, 12/1/32§	50,000	48,505
Tenet Healthcare Corp. 5.500%, 11/15/32§	15,000	14,913
6.000%, 11/15/33§	15,000	15,127

		1,169,488

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Life Sciences Tools & Services (0.1%)
Illumina, Inc. 4.750%, 12/12/30	$230,000	$228,576

Pharmaceuticals (0.3%)
Bausch Health Cos., Inc. 14.000%, 10/15/30§	5,000	4,682
Eli Lilly & Co. 5.600%, 5/20/56	297,000	299,508
Merck & Co., Inc. 5.700%, 9/15/55	344,000	346,443
Royalty Pharma plc 5.950%, 9/25/55 (x)	169,000	168,171
Takeda US Financing, Inc. 5.900%, 7/7/55	299,000	301,018
Teva Pharmaceutical Finance Co. LLC 6.150%, 2/1/36	282,000	296,988
Zoetis, Inc. 4.700%, 2/1/43	109,000	97,748

		1,514,558

Total Health Care		5,655,514

Industrials (3.8%)
Aerospace & Defense (0.3%)
AAR Escrow Issuer LLC 6.750%, 3/15/29§	115,000	117,412
Goat Holdco LLC 6.750%, 2/1/32§	110,000	112,573
Honeywell Aerospace, Inc. 4.950%, 3/16/36§	238,000	234,203
Lockheed Martin Corp. 5.000%, 8/15/35	272,000	273,198
Northrop Grumman Corp. 4.030%, 10/15/47	183,000	146,000
5.200%, 6/1/54	280,000	261,453
Spirit AeroSystems, Inc. 4.600%, 6/15/28	116,000	115,573
Textron, Inc. 5.500%, 5/15/35	265,000	269,206
TransDigm, Inc. 6.375%, 5/31/33§	185,000	186,713
6.250%, 1/31/34§	15,000	15,289
6.750%, 1/31/34§	20,000	20,525

		1,752,145

Building Products (0.3%)
Advanced Drainage Systems, Inc. 5.375%, 3/1/34§	45,000	44,067
Builders FirstSource, Inc. 6.375%, 3/1/34§	235,000	237,644
6.750%, 5/15/35§	100,000	101,914
CRH SMW Finance DAC 5.125%, 1/9/30	370,000	374,819
EMRLD Borrower LP 6.625%, 12/15/30§	185,000	189,172
Griffon Corp. 5.750%, 3/1/28	235,000	234,372
Miter Brands Acquisition Holdco, Inc. 6.750%, 4/1/32§	190,000	188,142
Quikrete Holdings, Inc. 6.750%, 3/1/33§	165,000	167,935
Standard Building Solutions, Inc. 6.500%, 8/15/32§	95,000	95,466
5.875%, 3/15/34§	65,000	62,563

		1,696,094

Commercial Services & Supplies (0.5%)
Allied Universal Holdco LLC 7.875%, 2/15/31§	280,000	292,773
Element Fleet Management Corp. 6.319%, 12/4/28§	259,000	267,402
5.037%, 3/25/30§	266,000	266,969
Garda World Security Corp. 6.500%, 1/15/31§	85,000	86,103
8.250%, 8/1/32§	280,000	286,113
GFL Environmental Holdings US, Inc. 5.500%, 2/1/34§	145,000	141,777
Madison IAQ LLC 5.875%, 6/30/29§	305,000	304,591
Rollins, Inc. 5.250%, 2/24/35	286,000	285,233
Veralto Corp. 5.350%, 9/18/28	94,000	95,219
4.850%, 1/15/32	235,000	234,819
5.450%, 9/18/33	134,000	137,285
Veritiv Operating Co. 10.500%, 11/30/30§	40,000	40,900
Waste Connections, Inc. 5.250%, 9/1/35	223,000	225,719

		2,664,903

Construction & Engineering (0.2%)
Bioceanico Sovereign Certificate Ltd. (Zero Coupon), 6/5/34 (m)	575,559	471,130
MasTec, Inc. 5.900%, 6/15/29	270,000	277,804
WSP Global, Inc. 5.039%, 9/18/31§	350,000	347,333

		1,096,267

Electrical Equipment (0.3%)
Eaton Corp. 4.800%, 3/6/36	224,000	219,771
GE Vernova, Inc. 5.500%, 2/4/56	94,000	91,294
Hubbell, Inc. 4.900%, 6/15/33	164,000	162,920
Molex Electronic Technologies LLC 5.250%, 4/30/32§	296,000	300,829
Vertiv Group Corp. 4.125%, 11/15/28§	586,000	580,119
Vertiv Holdings Co. 5.800%, 3/15/56	106,000	104,439

		1,459,372

Ground Transportation (0.8%)
Ashtead Capital, Inc. 5.550%, 5/30/33§	243,000	245,452
Burlington Northern Santa Fe LLC 5.200%, 4/15/54	513,000	476,608
CSX Corp. 3.800%, 11/1/46	363,000	282,109

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Dcli Bidco LLC 7.750%, 11/15/29§	$140,000	$144,756
ERAC USA Finance LLC 5.250%, 4/30/36§	290,000	289,094
Genesee & Wyoming, Inc. 6.250%, 4/15/32§	195,000	197,650
Lima Metro Line 2 Finance Ltd. 5.875%, 7/5/34 (m)	291,411	297,577
4.350%, 4/5/36 (m)	331,042	314,904
Penske Truck Leasing Co. LP 5.250%, 2/1/30§	275,000	278,183
PODS LLC 8.750%, 5/15/31 (x)§	45,000	43,917
Simpar Europe SA 5.200%, 1/26/31 (m)	200,000	167,974
Synergy Infrastructure Holdings LLC 7.000%, 7/15/34§	60,000	60,900
Triton Container International Ltd. 5.150%, 2/15/33	296,000	290,047
Uber Technologies, Inc. 4.800%, 9/15/34	273,000	267,222
Union Pacific Corp. 3.700%, 3/1/29	500,000	490,846
Watco Cos. LLC 7.125%, 8/1/32§	95,000	97,404
XPO, Inc. 7.125%, 6/1/31§	200,000	206,546

		4,151,189

Machinery (0.2%)
CNH Industrial Capital LLC 4.375%, 3/7/31	150,000	146,972
Columbus McKinnon Corp. 7.125%, 2/1/33 (x)§	115,000	115,007
Daimler Truck Finance North America LLC 4.500%, 4/12/31 (x)§	340,000	334,008
Kennametal, Inc. 5.800%, 5/28/36	115,000	116,432
Westinghouse Air Brake Technologies Corp. 4.900%, 5/29/30	264,000	265,864
Xylem, Inc. 5.200%, 6/1/33	160,000	162,033

		1,140,316

Marine Transportation (0.2%)
MISC Capital Two Labuan Ltd. 3.750%, 4/6/27 (m)	200,000	198,532
MV24 Capital BV 6.748%, 6/1/34 (m)	403,260	402,482
Yinson Bergenia Production BV 8.498%, 1/31/45 (x)§	197,340	211,049
8.498%, 1/31/45 (m)	197,340	211,049

		1,023,112

Passenger Airlines (0.1%)
Allegiant Travel Co. 7.125%, 7/1/31 (x)§	46,000	46,544
JetBlue Airways Corp. 9.875%, 9/20/31 (x)§	35,000	31,719
United Airlines Holdings, Inc. 5.375%, 3/1/31	145,000	143,913

		222,176

Professional Services (0.2%)
Amentum Holdings, Inc. 7.250%, 8/1/32§	80,000	82,400
Jacobs Solutions, Inc. 5.375%, 3/3/36	472,000	464,323
Verisk Analytics, Inc. 5.250%, 6/5/34	265,000	265,023
VT Topco, Inc. 8.500%, 8/15/30 (x)§	80,000	81,200

		892,946

Trading Companies & Distributors (0.2%)
Aviation Capital Group LLC 5.375%, 7/15/29§	201,000	203,337
GATX Corp. 5.200%, 3/15/44	117,000	108,941
Herc Holdings, Inc. 7.000%, 6/15/30§	100,000	103,375
5.750%, 3/15/31§	35,000	34,916
6.000%, 3/15/34 (x)§	35,000	34,759
QXO Building Products, Inc. 6.500%, 7/15/31§	60,000	61,162
6.750%, 4/30/32§	70,000	72,287
6.875%, 7/15/34§	60,000	61,655
United Rentals North America, Inc. 5.375%, 11/15/33§	70,000	68,950
WESCO Distribution, Inc. 6.375%, 3/15/33§	25,000	25,620
5.500%, 4/15/34§	55,000	54,427

		829,429

Transportation Infrastructure (0.5%)
Adani International Container Terminal Pvt. Ltd. 3.000%, 2/16/31§	219,000	203,079
3.000%, 2/16/31 (m)	438,000	406,157
Adani Ports & Special Economic Zone Ltd. 3.100%, 2/2/31 (m)	200,000	180,200
5.000%, 8/2/41 (m)	200,000	175,500
Fideicomiso PA Pacifico Tres 8.250%, 1/15/35 (m)	149,020	154,419
Geometrica Par Investimentos SA 7.500%, 12/31/31 (m)	522,975	532,561
JSW Infrastructure Ltd. 4.950%, 1/21/29 (m)	400,000	395,500
Rutas 2 & 7 Finance Ltd. (Zero Coupon), 9/30/36 (m)	770,000	583,067
Seaspan Corp. Pte. Ltd. 5.500%, 8/1/29§	150,000	147,119

		2,777,602

Total Industrials		19,705,551

Information Technology (1.2%)
Communications Equipment (0.0%)†
Motorola Solutions, Inc. 5.200%, 8/15/32	222,000	224,193

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp. 5.300%, 11/15/55	$201,000	$190,517
Arrow Electronics, Inc. 5.875%, 4/10/34	284,000	292,459
Flex Ltd. 5.375%, 11/13/35 (x)	144,000	142,260
Jabil, Inc. 4.750%, 2/1/33	117,000	114,002
nVent Finance Sarl 5.650%, 5/15/33	141,000	145,088

		884,326

IT Services (0.2%)
CoreWeave, Inc. 9.250%, 6/1/30§	70,000	70,343
Kyndryl Holdings, Inc. 4.100%, 10/15/41 (x)	501,000	357,208
VeriSign, Inc. 5.100%, 7/15/31 (x)	93,000	93,357
5.250%, 6/1/32	342,000	343,754

		864,662

Semiconductors & Semiconductor Equipment (0.6%)
Foundry JV Holdco LLC 6.150%, 1/25/32§	500,000	524,858
5.875%, 1/25/34§	250,000	253,966
Intel Corp. 5.300%, 5/15/36	146,000	145,038
Marvell Technology, Inc. 5.300%, 4/15/36	235,000	234,236
NXP BV 4.850%, 8/19/32	221,000	218,268
Qnity Electronics, Inc. 6.250%, 8/15/33§	80,000	81,355
Qorvo, Inc. 3.375%, 4/1/31§	163,000	148,760
Renesas Electronics Corp. 2.170%, 11/25/26§	660,000	653,249
SK hynix, Inc. 4.250%, 9/11/28§	764,000	758,838

		3,018,568

Software (0.1%)
AthenaHealth Group, Inc. 6.500%, 2/15/30§	135,000	129,392
Cloud Software Group LLC 9.000%, 9/30/29§	55,000	53,348
6.625%, 8/15/33§	70,000	60,884
Ellucian Holdings, Inc. 6.500%, 12/1/29§	55,000	53,281
OAK-Eagle Acquireco, Inc. 7.250%, 7/1/33§	65,000	67,813
8.750%, 7/1/34§	35,000	37,144
Roper Technologies, Inc. 4.250%, 9/15/28	82,000	81,320
UKG, Inc. 6.875%, 2/1/31§	170,000	165,123
Workday, Inc. 3.800%, 4/1/32 (x)	151,000	140,742

		789,047

Technology Hardware, Storage & Peripherals (0.1%)
Dell International LLC 5.000%, 2/15/34	231,000	228,349
Dell, Inc. 6.500%, 4/15/38	123,000	132,358

		360,707

Total Information Technology		6,141,503

Materials (1.3%)
Chemicals (0.2%)
Celanese US Holdings LLC 6.500%, 4/15/30 (x)	45,000	45,833
6.750%, 4/15/33 (x)	45,000	45,755
Nutrien Ltd. 4.850%, 5/29/31	118,000	117,957
OCP SA 6.750%, 5/2/34 (m)	400,000	420,739
Olin Corp. 6.625%, 4/1/33§	40,000	39,500
Orbia Advance Corp. SAB de CV 5.875%, 9/17/44 (m)	200,000	158,250
Sasol Financing USA LLC 5.500%, 3/18/31	200,000	185,720
Solstice Advanced Materials, Inc. 5.625%, 9/30/33§	20,000	19,878
Unigel Luxembourg SA
(0.00%), 13.500%, 12/31/27 PIK (k)§	22,114	442
(0.00%), 13.500%, 12/31/27 PIK (k)(m)	31,056	608
(0.00%), 11.000%, 12/31/28 PIK (k)(m)	114,458	1,107
(0.00%), 11.000%, 12/31/28 PIK (k)§	26,616	257
Unigel Netherlands Holding Corp. BV 15.000%, 12/31/44 PIK (m)	149,524	—
WR Grace Holdings LLC 5.625%, 8/15/29§	125,000	117,291

		1,153,337

Construction Materials (0.1%)
Cemex SAB de CV 3.875%, 7/11/31 (m)	500,000	470,875

Containers & Packaging (0.1%)
CCL Industries, Inc. 3.050%, 6/1/30§	290,000	271,220
Clydesdale Acquisition Holdings, Inc. 6.750%, 4/15/32§	190,000	184,271
Sonoco Products Co. 4.600%, 9/1/29	75,000	74,499

		529,990

Metals & Mining (0.8%)
Anglo American Capital plc 5.250%, 3/19/36 (x)§	230,000	228,195
ArcelorMittal SA 5.375%, 5/19/36	147,000	145,619

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Aris Mining Corp. 8.000%, 10/31/29§	$200,000	$208,000
CAP SA 3.900%, 4/27/31§	400,000	337,808
3.900%, 4/27/31 (m)	300,000	253,356
Corp. Nacional del Cobre de Chile 3.000%, 9/30/29 (m)(x)	400,000	376,816
CSN Resources SA 5.875%, 4/8/32 (m)	600,000	367,500
Glencore Funding LLC 5.200%, 7/1/33§	289,000	288,933
Gold Fields Orogen Holdings BVI Ltd. 6.125%, 5/15/29 (m)	200,000	204,250
Industrias Penoles SAB de CV 4.750%, 8/6/50 (m)	200,000	164,300
Marcobre SAC 5.750%, 1/22/36 (m)	200,000	197,606
Minsur SA 4.500%, 10/28/31 (m)(x)	600,000	573,450
Nexa Resources SA 6.600%, 4/8/37 (m)	200,000	207,178
Novelis Corp. 6.875%, 1/30/30§	70,000	71,623
Southern Copper Corp. 5.250%, 11/8/42	110,000	103,537
Vale Overseas Ltd. 6.400%, 6/28/54	106,000	108,014
Vedanta Resources Finance II plc 7.000%, 7/13/32§	200,000	199,473
Volcan Cia Minera SAA 8.500%, 10/28/32§	205,000	211,334

		4,246,992

Paper & Forest Products (0.1%)
Suzano Austria GmbH 3.125%, 1/15/32	250,000	221,825
Suzano Netherlands BV 5.500%, 1/15/36	290,000	282,129

		503,954

Total Materials		6,905,148

Real Estate (0.8%)
Diversified REITs (0.0%)†
Equinix Europe 2 Financing Corp. LLC (REIT) 4.600%, 11/15/30	142,000	140,301

Health Care REITs (0.1%)
CTR Partnership LP (REIT) 3.875%, 6/30/28§	149,000	144,897
Omega Healthcare Investors, Inc. (REIT) 3.375%, 2/1/31	154,000	143,004
3.250%, 4/15/33	162,000	143,876
Sabra Health Care LP (REIT) 3.200%, 12/1/31 (x)	158,000	143,132

		574,909

Hotel & Resort REITs (0.1%)
Park Intermediate Holdings LLC (REIT) 7.000%, 2/1/30§	155,000	158,245
RHP Hotel Properties LP (REIT) 6.500%, 6/15/33§	160,000	163,941
5.750%, 3/15/34§	60,000	59,301

		381,487

Industrial REITs (0.1%)
First Industrial LP (REIT) 5.250%, 1/15/31	341,000	343,491

Real Estate Management & Development (0.0%)†
Anywhere Real Estate Group LLC 5.250%, 4/15/30§	80,000	77,119
7.000%, 4/15/30§	85,000	85,527
9.750%, 4/15/30§	45,000	48,339

		210,985

Residential REITs (0.1%)
Essential Properties LP (REIT) 5.400%, 12/1/35	373,000	369,782
5.375%, 7/15/36	121,000	119,728
Store Capital LLC (REIT) 4.950%, 2/11/31	51,000	50,390

		539,900

Retail REITs (0.1%)
Phillips Edison Grocery Center Operating Partnership I LP (REIT) 5.750%, 7/15/34	208,000	215,016

Specialized REITs (0.3%)
American Tower Corp. (REIT) 3.375%, 10/15/26	700,000	698,019
5.550%, 7/15/33	133,000	136,621
3.700%, 10/15/49	100,000	73,266
Crown Castle, Inc. (REIT) 5.100%, 5/1/33	400,000	396,970
Extra Space Storage LP (REIT) 5.400%, 2/1/34	269,000	271,792

		1,576,668

Total Real Estate		3,982,757

Utilities (4.5%)
Electric Utilities (3.3%)
Adani Electricity Mumbai Ltd. 3.949%, 2/12/30 (m)	200,000	188,000
3.867%, 7/22/31 (m)	200,000	182,500
Adani Transmission Step-One Ltd. 4.250%, 5/21/36 (m)	444,500	402,272
AEP Texas, Inc. 5.450%, 5/15/29	159,000	162,178
Series Q 5.200%, 4/15/36	105,000	103,497
AES Espana BV 5.700%, 5/4/28§	200,000	195,198
Alliant Energy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.08%), 5.750%, 4/1/56 (k)	142,000	139,635
American Electric Power Co., Inc. 5.625%, 3/1/33 (x)	750,000	778,072
Arizona Public Service Co. 5.900%, 8/15/55	554,000	554,448

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Buffalo Energy Mexico Holdings 7.875%, 2/15/39§	$396,536	$417,850
Chile Electricity Lux Mpc II Sarl 5.672%, 10/20/35§	194,174	197,333
5.672%, 10/20/35 (m)	388,348	394,667
Chile Electricity Lux MPC Sarl 6.010%, 1/20/33 (m)	344,000	354,162
Chile Electricity PEC SpA
(Zero Coupon), 1/25/28§	518,186	475,156
Chpe LLC 5.100%, 6/30/33§	60,000	59,817
Commonwealth Edison Co. 5.950%, 6/1/55	265,000	270,824
Duke Energy Corp. 4.950%, 9/15/35	500,000	490,290
3.950%, 8/15/47	350,000	267,547
5.000%, 8/15/52	92,000	79,793
5.800%, 6/15/54	198,000	193,155
Duquesne Light Holdings, Inc. 3.616%, 8/1/27§	345,000	340,845
Electricite de France SA 4.875%, 9/21/38§	309,000	285,520
ENEL Finance International NV 4.125%, 9/30/28§	200,000	197,491
5.125%, 6/26/29§	200,000	202,511
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.125%, 12/1/54 (k)	271,000	279,807
Evergy Kansas Central, Inc. 5.700%, 3/15/53	278,000	277,935
Exelon Corp. 4.050%, 4/15/30	750,000	731,795
Generadora de Gatun SA 6.874%, 9/30/44 (x)§	400,000	413,340
Hydro One, Inc. 4.750%, 5/30/31	358,000	358,929
ITC Holdings Corp. 5.400%, 6/1/33§	250,000	253,239
Jersey Central Power & Light Co. 5.150%, 1/15/36	750,000	745,109
JSW Hydro Energy Ltd. 4.125%, 5/18/31 (m)	542,000	504,060
4.125%, 5/18/31§	135,500	126,015
Kentucky Utilities Co. 5.850%, 8/15/55	112,000	113,067
Liberty Utilities Co. 5.100%, 5/15/31§	237,000	236,319
LLPL Capital Pte. Ltd. 6.875%, 2/4/39 (m)	168,450	170,766
Mexico Generadora de Energia S de rl 5.500%, 12/6/32 (m)	391,080	388,956
Minejesa Capital BV 5.625%, 8/10/37 (m)	250,000	238,125
Mong Duong Finance Holdings BV 5.125%, 5/7/29 (m)	238,086	234,725
NextEra Energy Capital Holdings, Inc. 2.440%, 1/15/32	500,000	441,237
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.750%, 6/15/54 (k)	136,000	141,034
5.900%, 3/15/55	146,000	144,768
NRG Energy, Inc. 6.000%, 2/1/33§	110,000	110,413
6.125%, 5/15/36§	35,000	34,982
NSTAR Electric Co. 5.200%, 3/1/35	500,000	503,786
Pampa Energia SA 7.750%, 11/14/37§	160,000	163,216
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.250%, 10/24/42 (m)	200,000	177,786
Southern Co. (The)
Series 2025 (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.07%), 6.375%, 3/15/55 (k)	188,000	192,465
Series A 3.700%, 4/30/30	500,000	482,969
Star Energy Geothermal Wayang Windu Ltd. 6.750%, 4/24/33 (m)	361,500	365,567
Tierra Mojada Luxembourg II Sarl 5.750%, 12/1/40 (m)	163,531	157,486
Trans-Allegheny Interstate Line Co. 5.000%, 1/15/31§	518,000	522,407
Transelec SA 3.875%, 1/12/29 (m)	500,000	486,210
Virginia Electric and Power Co. 5.550%, 8/15/54	96,000	92,930
Series A 3.500%, 3/15/27	300,000	298,134
Series D 5.600%, 9/15/55	142,000	137,992
Vistra Operations Co. LLC 4.375%, 5/1/29§	294,000	288,458
5.550%, 4/30/36§	144,000	143,618

		16,890,406

Gas Utilities (0.1%)
National Fuel Gas Co. 5.050%, 10/15/31	164,000	163,403
5.950%, 3/15/35	112,000	115,383

		278,786

Independent Power and Renewable Electricity Producers (0.4%)
Cometa Energia SA de CV 6.375%, 4/24/35 (m)	144,400	149,171
Constellation Energy Generation LLC 4.400%, 1/15/31	234,000	229,882
Emirates Semb Corp. Water & Power Co. PJSC 4.450%, 8/1/35§	500,000	469,165
Empresa Electrica Angamos SA 4.875%, 5/25/29 (m)	52,100	48,059
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.250%, 1/31/41§	198,101	200,701
7.250%, 1/31/41 (m)	198,101	200,702
PSEG Power LLC 5.200%, 5/15/30§	90,000	90,964
Saavi Energia Sarl 8.875%, 2/10/35 (x)§	200,000	218,800

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Talen Energy Supply LLC 6.250%, 2/1/34§	$85,000	$84,575
Termocandelaria Power SA 7.750%, 9/17/31 (m)	200,000	205,918

		1,897,937

Multi-Utilities (0.7%)
Ameren Corp. 5.375%, 3/15/35	400,000	404,511
Black Hills Corp. 6.000%, 1/15/35	255,000	264,987
CMS Energy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.500%, 6/1/55 (k)	138,000	139,740
Dominion Energy, Inc.
Series C 3.375%, 4/1/30	300,000	286,503
DTE Energy Co. 2.850%, 10/1/26	300,000	299,001
Series C (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.81%), 6.200%, 7/1/58 (k)	235,000	237,005
Empresas Publicas de Medellin ESP 4.375%, 2/15/31 (m)	400,000	364,452
NiSource, Inc. 5.350%, 4/1/34	270,000	274,863
5.350%, 7/15/35	500,000	503,919
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.950%, 11/30/54 (k)	134,000	138,523
5.850%, 4/1/55	234,000	232,653
Sempra 5.500%, 8/1/33	500,000	513,134
WEC Energy Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.91%), 5.625%, 5/15/56 (k)	199,000	197,008

		3,856,299

Water Utilities (0.0%)†
Essential Utilities, Inc. 5.125%, 3/15/36	119,000	117,373

Total Utilities		23,040,801

Total Corporate Bonds		120,378,937

Foreign Government Securities (1.0%)
Dominican Republic Government Bond 4.500%, 1/30/30 (m)	150,000	144,450
5.750%, 3/17/34 (m)	150,000	148,050
5.750%, 3/17/34§	150,000	148,050
6.150%, 5/17/38 (m)	150,000	149,049
Federal Republic of Nigeria 7.696%, 2/23/38 (m)	200,000	203,950
Federative Republic of Brazil 5.000%, 1/27/45 (x)	300,000	239,349
4.750%, 1/14/50 (x)	400,000	296,100
Hungary Government Bond 5.500%, 3/26/36 (m)	300,000	301,785
Kingdom of Morocco 3.000%, 12/15/32 (m)	300,000	262,788
4.000%, 12/15/50 (m)	200,000	143,342
Kingdom of Saudi Arabia 4.625%, 10/4/47 (m)	200,000	168,146
Republic of Chile 3.100%, 5/7/41	200,000	153,150
Republic of Colombia 4.125%, 5/15/51	450,000	307,687
Republic of Costa Rica 5.625%, 4/30/43 (m)(x)	200,000	192,300
Republic of Guatemala 5.375%, 4/24/32 (m)	200,000	199,600
4.650%, 10/7/41 (m)	400,000	348,600
Republic of Panama 5.662%, 2/23/38	200,000	200,071
Republic of Peru 5.500%, 3/30/36 (x)	240,000	242,400
Republic of Poland 5.375%, 4/14/36	245,000	248,298
Republic of South Africa 6.125%, 12/11/37 (m)	400,000	392,850
Republic of Trinidad and Tobago 6.500%, 1/28/36§	200,000	205,525
United Mexican States 4.400%, 2/12/52	350,000	251,125

Total Foreign Government Securities		4,946,665

Mortgage-Backed Securities (21.4%)
FHLMC 4.650%, 12/1/28	2,727,000	2,706,609
2.500%, 1/1/43	182,347	160,549
3.000%, 7/1/45	148,461	133,793
3.000%, 8/1/45	235,120	211,866
3.000%, 4/1/47	673,000	603,918
4.000%, 10/1/48	131,270	124,792
FHLMC UMBS 2.000%, 5/1/51	1,629,118	1,316,329
2.000%, 9/1/51	2,950,409	2,423,580
2.500%, 4/1/52	3,470,541	2,965,963
2.500%, 5/1/52	3,512,877	3,007,633
3.000%, 5/1/52	3,582,242	3,138,841
5.000%, 12/1/52	1,729,899	1,717,826
5.000%, 5/1/53	4,086,716	4,065,602
5.000%, 6/1/53	2,444,247	2,444,756
5.500%, 8/1/53	2,396,739	2,419,226
5.500%, 11/1/53	1,041,039	1,060,339
6.000%, 11/1/53	2,338,003	2,438,044
5.500%, 2/1/54	4,037,579	4,120,419
6.000%, 4/1/54	2,132,009	2,200,234
5.500%, 5/1/54	1,918,750	1,953,721
6.000%, 9/1/54	1,473,615	1,517,112
6.000%, 4/1/55	3,071,590	3,159,515
FNMA 4.900%, 4/1/30	2,522,000	2,528,977
4.480%, 6/1/30	2,499,407	2,521,773
2.460%, 4/1/32	2,157,590	1,931,930
3.000%, 4/1/45	85,646	75,580
3.000%, 10/1/46	194,771	171,454
2.225%, 12/1/50	3,184,194	2,260,853
FNMA UMBS 3.000%, 3/1/43	723,691	656,051
5.500%, 11/1/44	899,041	911,774
3.000%, 9/1/46	438,263	392,919
3.000%, 10/1/46	1,400,213	1,255,340

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 12/1/46	$948,115	$850,019
3.500%, 12/1/46	708,783	658,370
3.000%, 2/1/47	1,484,583	1,330,517
3.000%, 12/1/48	1,791,911	1,606,512
2.000%, 2/1/51	5,752,822	4,711,208
2.000%, 12/1/51	1,390,024	1,122,272
2.500%, 3/1/52	2,071,759	1,765,369
2.500%, 4/1/52	6,657,423	5,679,107
5.000%, 7/1/52	1,365,211	1,356,962
5.000%, 5/1/53	1,681,197	1,666,311
5.000%, 11/1/53	1,214,295	1,202,784
5.500%, 3/1/54	1,958,139	1,993,828
5.500%, 6/1/54	2,518,678	2,568,518
6.000%, 6/1/54	1,477,043	1,529,998
5.500%, 7/1/54	1,169,115	1,192,981
6.000%, 8/1/54	644,077	669,317
5.500%, 8/1/55	1,141,924	1,155,599
5.500%, 9/1/55	1,324,787	1,335,042
3.000%, 3/1/56	3,720,059	3,256,113
GNMA 3.500%, 6/15/42	2,227,046	2,085,217
3.500%, 5/20/48	3,235,159	2,986,428
2.500%, 10/20/50	2,749,114	2,349,030
3.000%, 5/20/51	1,968,644	1,766,658
2.500%, 10/20/51	3,035,824	2,608,244
2.500%, 11/20/51	2,145,368	1,843,205
2.500%, 3/20/52	1,943,963	1,671,382
3.000%, 4/20/52	2,603,326	2,307,746

Total Mortgage-Backed Securities		109,866,055

U.S. Treasury Obligations (18.2%)
U.S. Treasury Bonds 1.125%, 5/15/40	500,000	317,344
1.750%, 8/15/41	9,000,000	6,052,162
1.250%, 5/15/50	6,400,000	3,062,166
1.875%, 2/15/51	14,300,000	7,989,664
4.250%, 8/15/54	68,000,000	61,001,583
U.S. Treasury Inflation Linked Bonds 1.750%, 1/15/28 TIPS	2,527,496	2,510,523
U.S. Treasury Inflation Linked Notes 0.125%, 4/15/27 TIPS	2,594,834	2,544,354
0.375%, 7/15/27 TIPS	2,341,591	2,302,620
1.625%, 10/15/27 TIPS	3,080,308	3,065,634
0.500%, 1/15/28 TIPS	2,362,658	2,302,578
1.250%, 4/15/28 TIPS	2,575,780	2,534,888

Total U.S. Treasury Obligations		93,683,516

Total Long-Term Debt Securities (95.0%) (Cost $504,978,487)		488,853,059

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (0.0%)
Diversified Consumer Services (0.0%)
Stichting Administratiekantoor Unigel Creditors (ADR) (r)*	355	—

Total Consumer Discretionary		—

Materials (0.0%)
Chemicals (0.0%)
Unigel Luxembourg SA (r)*	130	—

Total Materials		—

Total Common Stocks (0.0%)†
(Cost $–)		—
INVESTMENT COMPANIES:
Fixed Income (3.7%)
DoubleLine Emerging Markets Local Currency Bond Fund , Class I‡	1,460,976	13,996,153
DoubleLine Global Bond Fund , Class I‡	590,381	5,112,697

Total Investment Companies (3.7%)
(Cost $19,763,850)		19,108,850

SHORT-TERM INVESTMENTS:
Investment Companies (0.9%)
BlackRock Liquidity FedFund, Institutional Shares 3.54% (7 day yield) (xx)	300,000	300,000
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	800,000	800,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	3,305,713	3,305,713
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	95,650	95,650

Total Investment Companies		4,501,363

Total Short-Term Investments (0.9%)
(Cost $4,501,363)		4,501,363

Total Investments in Securities (99.6%)
(Cost $529,243,700)		512,463,272
Other Assets Less Liabilities (0.4%)		2,119,160

Net Assets (100%)		$514,582,432

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2026, the market value of these securities amounted to $147,085,110 or 28.6% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2026. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2026.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2026.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the market value or fair value, as applicable, of these securities amounted to $22,912,628 or 4.5% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2026.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2026.

(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $4,442,161. This was collateralized by $43,503 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.250%, maturing 1/15/27 – 5/15/56 and by cash of $4,501,363 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CLO	— Collateralized Loan Obligation
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
IO	— Interest Only
PIK	— Payment-in Kind Security
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
TIPS	— Treasury Inflation Protected Security
UMBS	— Uniform Mortgage-Backed Securities

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Emerging Markets Local Currency Bond Fund, Class I	1,460,976	10,430,784	3,700,000	—	—	(134,631)	13,996,153	341,920	—
DoubleLine Global Bond Fund, Class I	590,381	5,207,158	—	—	—	(94,461)	5,112,697	87,210	—

Total		15,637,942	3,700,000	—	—	(229,092)	19,108,850	429,130	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$86,051,430	$—		$86,051,430
Collateralized Mortgage Obligations	—	31,541,796	—		31,541,796
Commercial Mortgage-Backed Securities	—	42,384,660	—		42,384,660
Common Stocks
Consumer Discretionary	—	—	—(a	)	—(a	)
Materials	—	—	—(a	)	—(a	)
Corporate Bonds
Communication Services	—	7,875,620	747		7,876,367
Consumer Discretionary	—	8,736,197	—		8,736,197
Consumer Staples	—	3,872,971	—		3,872,971
Energy	—	13,178,065	—		13,178,065
Financials	—	21,284,063	—		21,284,063
Health Care	—	5,655,514	—		5,655,514
Industrials	—	19,705,551	—		19,705,551
Information Technology	—	6,141,503	—		6,141,503
Materials	—	6,905,148	—		6,905,148
Real Estate	—	3,982,757	—		3,982,757
Utilities	—	23,040,801	—		23,040,801
Foreign Government Securities	—	4,946,665	—		4,946,665
Investment Companies	19,108,850	—	—		19,108,850
Mortgage-Backed Securities	—	109,866,055	—		109,866,055
Short-Term Investments
Investment Companies	4,501,363	—	—		4,501,363
U.S. Treasury Obligations	—	93,683,516	—		93,683,516

Total Assets	$23,610,213	$488,852,312	$747		$512,463,272

Total	$23,610,213	$488,852,312	$747		$512,463,272

(a)	Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$102,637,617
Long-term U.S. government debt securities	76,686,480

$179,324,097

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$88,058,835
Long-term U.S. government debt securities	94,199,953

$182,258,788

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,303,683
Aggregate gross unrealized depreciation	(21,638,089)

Net unrealized depreciation	$(17,334,406)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$529,797,678

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $19,763,850)	$19,108,850
Unaffiliated Issuers (Cost $509,479,850)	493,354,422
Cash	4,116,288
Foreign cash (Cost $41)	42
Dividends, interest and other receivables	4,309,617
Receivable for securities sold	60,338
Due from Custodian	25,000
Receivable for Portfolio shares sold	7,363
Securities lending income receivable	1,876
Other assets	6,353

Total assets	520,990,149

LIABILITIES
Payable for return of collateral on securities loaned	4,501,363
Payable for securities purchased	1,203,954
Payable for Portfolio shares repurchased	317,714
Investment management fees payable	201,132
Administrative fees payable	37,897
Distribution fees payable - Class IB	16,419
Accrued expenses	129,238

Total liabilities	6,407,717

Commitments and contingent liabilities^
NET ASSETS	$514,582,432

Net assets were comprised of:
Paid in capital	$596,078,694
Total distributable earnings (loss)	(81,496,262)

Net assets	$514,582,432

Class IB
Net asset value, offering and redemption price per share, $80,197,797 / 9,174,094 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.74

Class K
Net asset value, offering and redemption price per share, $434,384,635 / 49,598,256 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.76

^	See Note 2 in Notes to the Financial Statements.
(x)	Includes value of securities on loan of $4,442,161.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026

(Unaudited)

INVESTMENT INCOME
Interest	$12,473,603
Dividends ($429,130 of dividend income received from affiliates)	453,004
Securities lending (net)	9,690

Total income	12,936,297

EXPENSES
Investment management fees	1,529,310
Administrative fees	228,800
Distribution fees - Class IB	99,924
Professional fees	45,573
Custodian fees	21,572
Printing and mailing expenses	19,016
Trustees’ fees	8,008
Miscellaneous	40,650

Gross expenses	1,992,853
Less: Waiver from investment manager	(236,049)
Voluntary waiver from investment manager	(71,318)

Net expenses	1,685,486

NET INVESTMENT INCOME (LOSS)	11,250,811

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(2,223,010)

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(229,092) of change in unrealized appreciation (depreciation) from affiliates)	(3,118,365)
Foreign currency translations	(2)

Net change in unrealized appreciation (depreciation)	(3,118,367)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(5,341,377)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,909,434

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,250,811	$23,322,417
Net realized gain (loss)	(2,223,010)	(6,095,263)
Net change in unrealized appreciation (depreciation)	(3,118,367)	20,385,097

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,909,434	37,612,251

Distributions to shareholders:
Class IB	—	(3,545,915)
Class K	—	(20,263,609)

Total distributions to shareholders	—	(23,809,524)

Tax return of capital:
Class IB	—	(3,120)
Class K	—	(17,833)

Total tax return of capital	—	(20,953)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 713,150 and 1,790,491 shares, respectively ]	6,192,012	15,633,431
Capital shares issued in reinvestment of dividends [ 0 and 412,199 shares, respectively ]	—	3,549,035
Capital shares repurchased [ (836,822) and (1,410,919) shares, respectively ]	(7,270,634)	(12,304,469)

Total Class IB transactions	(1,078,622)	6,877,997

Class K
Capital shares sold [ 2,173,680 and 3,910,062 shares, respectively ]	18,787,007	33,957,139
Capital shares issued in reinvestment of dividends [ 0 and 2,355,568 shares, respectively ]	—	20,281,442
Capital shares repurchased [ (3,418,031) and (9,280,561) shares, respectively ]	(29,742,234)	(80,809,524)

Total Class K transactions	(10,955,227)	(26,570,943)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,033,849)	(19,692,946)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,124,415)	(5,911,172)
NET ASSETS:
Beginning of period	520,706,847	526,618,019

End of period	$514,582,432	$520,706,847

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025		2024		2023	2022	2021
Net asset value, beginning of period	$8.65		$8.44		$8.60		$8.42	$10.06	$10.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18		0.37		0.38		0.35	0.25	0.18
Net realized and unrealized gain (loss)	(0.09)		0.24		(0.13)		0.20	(1.60)	(0.22)

Total from investment operations	0.09		0.61		0.25		0.55	(1.35)	(0.04)

Less distributions:
Dividends from net investment income	—		(0.40)		(0.41)		(0.37)	(0.28)	(0.20)
Distributions from net realized gains	—		—		—		—	(0.01)	(0.01)
Tax return of capital	—		—	#	—	#	—	—	—

Total dividends and distributions	—		(0.40)		(0.41)		(0.37)	(0.29)	(0.21)

Net asset value, end of period	$8.74		$8.65		$8.44		$8.60	$8.42	$10.06

Total return (b)(y)	1.04%		7.25%		2.82%		6.60%	(13.46)%	(0.36)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$80,198		$80,459		$71,793		$66,822	$58,792	$64,627
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	0.87	%(i)	0.89	%(i)	0.89	%(i)	0.89%	0.89%	0.92%
Before waivers (a)(f)	0.99%		0.99%		0.99%		0.99%	0.99%	0.98%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	4.20%		4.29%		4.40%		4.05%	2.74%	1.78%
Before waivers (a)(g)	4.08%		4.18%		4.29%		3.94%	2.64%	1.72%
Portfolio turnover rate^	35	%(z)	52%		89%		129%	116%	156%

Class K	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025		2024		2023	2022	2021
Net asset value, beginning of period	$8.66		$8.44		$8.60		$8.43	$10.06	$10.32

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19		0.40		0.41		0.37	0.27	0.21
Net realized and unrealized gain (loss)	(0.09)		0.24		(0.14)		0.19	(1.59)	(0.23)

Total from investment operations	0.10		0.64		0.27		0.56	(1.32)	(0.02)

Less distributions:
Dividends from net investment income	—		(0.42)		(0.43)		(0.39)	(0.30)	(0.23)
Distributions from net realized gains	—		—		—		—	(0.01)	(0.01)
Tax return of capital	—		—	#	—	#	—	—	—

Total dividends and distributions	—		(0.42)		(0.43)		(0.39)	(0.31)	(0.24)

Net asset value, end of period	$8.76		$8.66		$8.44		$8.60	$8.43	$10.06

Total return (b)(y)	1.15%		7.63%		3.06%		6.73%	(13.14)%	(0.23)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$434,385		$440,248		$454,825		$468,186	$458,947	$577,963
Ratio of expenses to average net assets:
After waivers (a)(f)(k)	0.62	%(i)	0.64	%(i)	0.64	%(i)	0.64%	0.64%	0.67%
Before waivers (a)(f)	0.74%		0.74%		0.74%		0.74%	0.74%	0.73%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	4.45%		4.54%		4.65%		4.30%	2.97%	2.04%
Before waivers (a)(g)	4.33%		4.44%		4.54%		4.19%	2.87%	1.97%
Portfolio turnover rate^	35	%(z)	52%		89%		129%	116%	156%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of any underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(i)	Includes voluntary waiver from investment manager of 0.03%, 0.01%, and 0.01% for the six months ended June 30, 2026 and for the years ended December 31, 2025 and 2024, respectively.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.94% for Class IB for the year ended December 31, 2021.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.69% for Class IB for the year ended December 31, 2021.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.6%)
Diversified Telecommunication Services (1.3%)
Comcast Corp., Class A	238,622	$5,858,170

Entertainment (1.3%)
Warner Music Group Corp., Class A	207,093	5,606,007

Total Communication Services		11,464,177

Consumer Discretionary (1.5%)
Hotels, Restaurants & Leisure (1.5%)
McDonald’s Corp.	25,292	6,836,680

Total Consumer Discretionary		6,836,680

Consumer Staples (11.1%)
Beverages (2.1%)
Coca-Cola Europacific Partners plc	94,558	9,462,419

Food Products (1.3%)
Tyson Foods, Inc., Class A	105,351	6,031,345

Household Products (3.4%)
Clorox Co. (The)	48,799	4,657,377
Procter & Gamble Co. (The)	72,269	10,597,526

		15,254,903

Personal Care Products (2.4%)
Unilever plc (ADR)	178,675	10,741,941

Tobacco (1.9%)
Philip Morris International, Inc.	46,581	8,426,968

Total Consumer Staples		49,917,576

Energy (6.8%)
Oil, Gas & Consumable Fuels (6.8%)
Chevron Corp.	71,313	11,820,843
Enbridge, Inc.	158,534	8,594,128
Phillips 66	60,173	10,172,246

Total Energy		30,587,217

Financials (16.9%)
Banks (4.7%)
JPMorgan Chase & Co.	42,221	13,820,200
Wells Fargo & Co.	85,486	7,064,563

		20,884,763

Capital Markets (4.9%)
Charles Schwab Corp. (The)	125,439	11,574,256
Northern Trust Corp.	58,713	10,206,668

		21,780,924

Financial Services (1.2%)
Fidelity National Information Services, Inc.	142,539	5,541,916

Insurance (6.1%)
Chubb Ltd.	36,291	12,365,795
Everest Group Ltd.	19,903	7,109,949
First American Financial Corp.	118,857	8,152,402

		27,628,146

Total Financials		75,835,749

Health Care (15.6%)
Health Care Equipment & Supplies (4.1%)
GE HealthCare Technologies, Inc.	117,729	7,535,833
Medtronic plc	139,943	10,947,741

		18,483,574

Health Care Providers & Services (5.4%)
Humana, Inc.	36,604	14,539,841
UnitedHealth Group, Inc.	24,063	10,001,305

		24,541,146

Pharmaceuticals (6.1%)
Merck & Co., Inc.	132,939	17,082,661
Sanofi SA (ADR)	240,668	10,266,897

		27,349,558

Total Health Care		70,374,278

Industrials (7.9%)
Aerospace & Defense (4.1%)
General Dynamics Corp.	30,625	10,848,600
L3Harris Technologies, Inc.	26,073	7,576,553

		18,425,153

Building Products (1.9%)
Johnson Controls International plc	57,170	8,353,109

Machinery (1.9%)
Fortive Corp.	142,265	8,690,969

Total Industrials		35,469,231

Information Technology (8.6%)
Electronic Equipment, Instruments & Components (2.0%)
TE Connectivity plc	44,890	9,050,273

Semiconductors & Semiconductor Equipment (2.4%)
Microchip Technology, Inc.	119,496	10,898,035

Software (0.9%)
Oracle Corp.	27,307	4,001,841

Technology Hardware, Storage & Peripherals (3.3%)
Hewlett Packard Enterprise Co.	330,572	14,912,103

Total Information Technology		38,862,252

Materials (6.7%)
Chemicals (6.7%)
Air Products and Chemicals, Inc.	47,273	13,859,498
DuPont de Nemours, Inc.	68,826	9,335,559
International Flavors & Fragrances, Inc.	89,245	7,069,989

Total Materials		30,265,046

Real Estate (7.6%)
Industrial REITs (2.4%)
Prologis, Inc. (REIT)	79,400	10,756,318

Residential REITs (2.5%)
Mid-America Apartment Communities, Inc. (REIT)	80,202	11,143,266

Specialized REITs (2.7%)
Public Storage (REIT)	38,229	12,168,673

Total Real Estate		34,068,257

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (11.0%)
Electric Utilities (8.5%)
Entergy Corp.	87,517	$10,052,203
Pinnacle West Capital Corp.	140,709	15,055,863
Xcel Energy, Inc.	162,877	13,079,023

		38,187,089

Water Utilities (2.5%)
American Water Works Co., Inc.	86,302	11,355,617

Total Utilities		49,542,706

Total Common Stocks (96.3%) (Cost $328,802,162)		433,223,169

MASTER LIMITED PARTNERSHIP:
Energy (3.3%)
Oil, Gas & Consumable Fuels (3.3%)
Plains GP Holdings LP, Class A (Cost $7,127,981)	620,307	15,054,851

Total Investments in Securities (99.6%) (Cost $335,930,143)		448,278,020
Other Assets Less Liabilities (0.4%)		1,703,624

Net Assets (100%)		$449,981,644

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$11,464,177	$—	$—	$11,464,177
Consumer Discretionary	6,836,680	—	—	6,836,680
Consumer Staples	49,917,576	—	—	49,917,576
Energy	30,587,217	—	—	30,587,217
Financials	75,835,749	—	—	75,835,749
Health Care	70,374,278	—	—	70,374,278
Industrials	35,469,231	—	—	35,469,231
Information Technology	38,862,252	—	—	38,862,252
Materials	30,265,046	—	—	30,265,046
Real Estate	34,068,257	—	—	34,068,257
Utilities	49,542,706	—	—	49,542,706
Master Limited Partnerships
Energy	15,054,851	—	—	15,054,851

Total Assets	$448,278,020	$—	$—	$448,278,020

Total Liabilities	$—	$—	$—	$—

Total	$448,278,020	$—	$—	$448,278,020

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$70,850,228
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$108,276,601

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$133,211,791
Aggregate gross unrealized depreciation	(20,986,199)

Net unrealized appreciation	$112,225,592

Federal income tax cost of investments in securities and derivative instruments, if applicable	$336,052,428

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $335,930,143)	$448,278,020
Cash	3,067,487
Receivable for securities sold	2,568,962
Dividends, interest and other receivables	618,872
Receivable for Portfolio shares sold	51,082
Other assets	4,604

Total assets	454,589,027

LIABILITIES
Payable for securities purchased	3,961,524
Payable for Portfolio shares repurchased	283,554
Investment management fees payable	211,529
Distribution fees payable - Class IB	45,937
Administrative fees payable	33,195
Accrued expenses	71,644

Total liabilities	4,607,383

Commitments and contingent liabilities^
NET ASSETS	$449,981,644

Net assets were comprised of:
Paid in capital	$304,070,063
Total distributable earnings (loss)	145,911,581

Net assets	$449,981,644

Class IB
Net asset value, offering and redemption price per share, $224,257,162 / 41,143,837 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.45

Class K
Net asset value, offering and redemption price per share, $225,724,482 / 41,787,236 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.40

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $179,284 foreign withholding tax)	$5,964,171
Interest	39,734
Securities lending (net)	19,808

Total income	6,023,713

EXPENSES
Investment management fees	1,681,477
Distribution fees – Class IB	271,183
Administrative fees	201,254
Professional fees	33,100
Custodian fees	26,326
Printing and mailing expenses	17,760
Trustees’ fees	7,044
Miscellaneous	5,178

Gross expenses	2,243,322
Less: Waiver from investment manager	(401,644)

Net expenses	1,841,678

NET INVESTMENT INCOME (LOSS)	4,182,035

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	26,187,897

Net change in unrealized appreciation (depreciation) on investments in securities	18,405,132

NET REALIZED AND UNREALIZED GAIN (LOSS)	44,593,029

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,775,064

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,182,035	$9,792,543
Net realized gain (loss)	26,187,897	31,632,160
Net change in unrealized appreciation (depreciation)	18,405,132	14,728,245

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	48,775,064	56,152,948

Distributions to shareholders:
Class IB	—	(21,324,024)
Class K	—	(24,422,639)

Total distributions to shareholders	—	(45,746,663)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,063,556 and 2,549,535 shares, respectively ]	5,481,276	12,869,313
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,306,667 shares, respectively ]	—	21,324,024
Capital shares repurchased [ (3,123,105) and (5,916,067) shares, respectively ]	(16,161,384)	(30,220,842)

Total Class IB transactions	(10,680,108)	3,972,495

Class K
Capital shares sold [ 184,922 and 752,983 shares, respectively ]	921,453	3,674,341
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,982,804 shares, respectively ]	—	24,422,639
Capital shares repurchased [ (6,744,807) and (11,156,053) shares, respectively ]	(34,792,038)	(56,654,939)

Total Class K transactions	(33,870,585)	(28,557,959)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(44,550,693)	(24,585,464)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,224,371	(14,179,179)
NET ASSETS:
Beginning of period	445,757,273	459,936,452

End of period	$449,981,644	$445,757,273

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$4.90		$4.81	$4.85	$5.00	$5.22	$4.19

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.10	0.10	0.09	0.08	0.07
Net realized and unrealized gain (loss)	0.51		0.52	0.39	0.17	0.09	1.04

Total from investment operations	0.55		0.62	0.49	0.26	0.17	1.11

Less distributions:
Dividends from net investment income	—		(0.11)	(0.11)	(0.10)	(0.10)	(0.08)
Distributions from net realized gains	—		(0.42)	(0.42)	(0.31)	(0.29)	—

Total dividends and distributions	—		(0.53)	(0.53)	(0.41)	(0.39)	(0.08)

Net asset value, end of period	$5.45		$4.90	$4.81	$4.85	$5.00	$5.22

Total return (b)(y)	11.22%		13.04%	9.67%	5.49%	3.09%	26.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$224,257		$211,491	$203,475	$173,263	$178,719	$179,232
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%		0.95%	0.95%	0.95%	0.95%	0.95%
Before waivers (a)(f)	1.13%		1.13%	1.13%	1.13%	1.13%	1.12%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	1.74%		1.99%	1.90%	1.81%	1.62%	1.41%
Before waivers (a)(g)	1.56%		1.82%	1.72%	1.63%	1.45%	1.24%
Portfolio turnover rate^	16	%(z)	21%	26%	26%	20%	28%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022	2021
Net asset value, beginning of period	$4.85		$4.77	$4.81	$4.96	$5.18	$4.16

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.11	0.11	0.10	0.09	0.08
Net realized and unrealized gain (loss)	0.50		0.51	0.39	0.18	0.09	1.03

Total from investment operations	0.55		0.62	0.50	0.28	0.18	1.11

Less distributions:
Dividends from net investment income	—		(0.12)	(0.12)	(0.12)	(0.11)	(0.09)
Distributions from net realized gains	—		(0.42)	(0.42)	(0.31)	(0.29)	—

Total dividends and distributions	—		(0.54)	(0.54)	(0.43)	(0.40)	(0.09)

Net asset value, end of period	$5.40		$4.85	$4.77	$4.81	$4.96	$5.18

Total return (b)(y)	11.34%		13.21%	10.04%	5.78%	3.36%	26.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$225,724		$234,266	$256,461	$292,870	$312,826	$376,351
Ratio of expenses to average net assets:
After waivers (a)(f)	0.70%		0.70%	0.70%	0.70%	0.70%	0.70%
Before waivers (a)(f)	0.88%		0.88%	0.88%	0.88%	0.88%	0.87%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	1.98%		2.25%	2.16%	2.06%	1.85%	1.65%
Before waivers (a)(g)	1.80%		2.07%	1.98%	1.87%	1.67%	1.48%
Portfolio turnover rate^	16	%(z)	21%	26%	26%	20%	28%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (19.6%)
Diversified Telecommunication Services (3.9%)
Altaba, Inc.*	102,200	$132,860
IHS Holding Ltd.*	3,000	24,720
Koninklijke KPN NV	90,000	446,479
Liberty Global Ltd., Class A*	75,000	852,750
Liberty Global Ltd., Class C*	20,000	220,000
Telesat Corp. (x)*	101,500	5,137,930

		6,814,739

Entertainment (6.7%)
Atlanta Braves Holdings, Inc., Class A (x)*	90,700	5,107,317
Electronic Arts, Inc.	1,600	328,064
Madison Square Garden Sports Corp.*	11,500	4,621,160
Warner Bros Discovery, Inc.*	54,000	1,439,640

		11,496,181

Interactive Media & Services (0.0%)†
Grindr, Inc.*	800	11,496

Media (5.1%)
Beasley Broadcast Group, Inc., Class A (x)*	13,000	341,250
Clear Channel Outdoor Holdings, Inc.*	800,000	1,936,000
EchoStar Corp., Class A (x)*	15,000	1,522,500
EW Scripps Co. (The), Class A*	140,000	387,800
Fox Corp., Class B	81,000	3,794,040
Lee Enterprises, Inc.*	84,400	756,224

		8,737,814

Wireless Telecommunication Services (3.9%)
Array Digital Infrastructure, Inc.	55,000	1,994,300
Millicom International Cellular SA	30,200	2,740,952
Orange Belgium SA*	30,000	736,668
Telephone and Data Systems, Inc.	36,000	1,332,360

		6,804,280

Total Communication Services		33,864,510

Consumer Discretionary (6.1%)
Automobile Components (0.1%)
Dauch Corp.*	35,240	182,503

Broadline Retail (0.1%)
Macy’s, Inc.	8,500	200,175

Distributors (0.1%)
Bapcor Ltd. (x)	50,000	15,116
LKQ Corp.	6,300	165,879

		180,995

Hotels, Restaurants & Leisure (1.4%)
Caesars Entertainment, Inc.*	14,750	445,155
Entain plc	25,000	185,587
Global Business Travel Group I*	56,000	525,840
Nathan’s Famous, Inc.	12,000	1,219,200
Playtech plc*	6,000	25,369
Target Hospitality Corp.*	3,500	71,260

		2,472,411

Household Durables (3.8%)
Lennar Corp., Class B (x)	25,000	2,217,750
Nobility Homes, Inc.	16,500	451,275
Sony Group Corp. (ADR)	86,500	1,735,190
Taylor Morrison Home Corp., Class A*	30,150	2,162,961

		6,567,176

Leisure Products (0.1%)
Sturm Ruger & Co., Inc.	2,000	75,700

Specialty Retail (0.3%)
Advance Auto Parts, Inc. (x)	3,000	186,660
Monro, Inc.	5,000	85,550
Sportsman’s Warehouse Holdings, Inc.*	198,000	263,340
Yamada Holdings Co. Ltd.	12,400	50,170

		585,720

Textiles, Apparel & Luxury Goods (0.2%)
Capri Holdings Ltd.*	14,000	259,980

Total Consumer Discretionary		10,524,660

Consumer Staples (0.6%)
Consumer Staples Distribution & Retail (0.3%)
Albertsons Cos., Inc., Class A	42,000	568,260

Food Products (0.0%)†
GrainCorp Ltd., Class A	6,000	20,392

Personal Care Products (0.3%)
Edgewell Personal Care Co.	16,500	443,190
Kenvue, Inc.	1,500	28,665

		471,855

Total Consumer Staples		1,060,507

Energy (1.2%)
Energy Equipment & Services (0.9%)
DMC Global, Inc.*	8,000	46,480
SLB Ltd.	30,500	1,417,945

		1,464,425

Oil, Gas & Consumable Fuels (0.3%)
Alvopetro Energy Ltd.	88,200	536,694
Gulf Coast Ultra Deep Royalty Trust*	550,000	20,405

		557,099

Total Energy		2,021,524

Financials (4.4%)
Banks (2.3%)
First Horizon Corp.	58,200	1,492,248
Horizon Bancorp, Inc.	13,000	259,740
Huntington Bancshares, Inc.	39,600	702,108
OceanFirst Financial Corp.	55,250	1,079,032
Renasant Corp.	5,000	212,700
SouthState Bank Corp.	1,200	119,880
Towne Bank	2,100	76,104

		3,941,812

Capital Markets (1.8%)
BKF Capital Group, Inc.*	2,434	97,360
DigitalBridge Group, Inc.	55,500	875,790
Janus Henderson Group plc	41,500	2,155,925

		3,129,075

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Financial Services (0.3%)
International Money Express, Inc.*	12,000	$173,400
Payoneer Global, Inc.*	25,000	178,000
Sony Financial Group, Inc. (ADR)	15,000	65,100

		416,500

Insurance (0.0%)†
Brighthouse Financial, Inc.*	500	31,650

Total Financials		7,519,037

Health Care (4.8%)
Biotechnology (1.0%)
Apogee Therapeutics, Inc.*	8,500	1,128,205
Atrium Therapeutics, Inc.*	350	4,708
BioCryst Pharmaceuticals, Inc.*	2,360	23,600
Catalyst Pharmaceuticals, Inc.*	14,000	440,020
GRAIL, Inc.*	400	27,308
Grifols SA (ADR)	24,000	169,920

		1,793,761

Health Care Equipment & Supplies (1.4%)
Avanos Medical, Inc.*	20,000	497,600
Bioventus, Inc., Class A*	2,000	18,880
Globus Medical, Inc., Class A*	12,500	987,625
ICU Medical, Inc.*	500	73,300
Innocoll Biotherapeutics Holdings Ltd. (r)*	125,000	—
LENSAR, Inc. (x)*	33,000	188,430
Penumbra, Inc.*	400	126,300
QuidelOrtho Corp.*	12,000	210,180
STAAR Surgical Co.*	7,750	222,347

		2,324,662

Health Care Providers & Services (0.8%)
Cross Country Healthcare, Inc.*	80,000	1,056,800
Select Medical Holdings Corp.	22,000	363,220

		1,420,020

Health Care Technology (0.0%)†
TruBridge, Inc.*	467	12,240

Life Sciences Tools & Services (0.3%)
Bio-Techne Corp.	6,250	441,563
Illumina, Inc.*	200	35,166

		476,729

Pharmaceuticals (1.3%)
Esperion Therapeutics, Inc.*	172,500	545,100
Organon & Co.	85,500	1,157,670
Viatris, Inc.	36,000	571,680

		2,274,450

Total Health Care		8,301,862

Industrials (8.6%)
Aerospace & Defense (1.5%)
Boeing Co. (The)*	5,700	1,233,879
Hexcel Corp.	12,700	1,270,762

		2,504,641

Commercial Services & Supplies (0.1%)
UniFirst Corp.	450	119,007

Construction & Engineering (0.2%)
Arcosa, Inc.	2,500	363,225

Ground Transportation (0.0%)†
Norfolk Southern Corp.	200	62,918

Machinery (6.0%)
Albany International Corp., Class A	7,000	521,500
CFT SpA (r)*	25,000	98,549
Chart Industries, Inc.*	28,000	5,850,320
Mueller Industries, Inc.	8,800	1,081,784
Mueller Water Products, Inc., Class A	10,000	258,300
Park-Ohio Holdings Corp.	25,000	961,250
Stratasys Ltd.*	41,000	350,960
Valmet OYJ (x)	13,000	314,101
Velan, Inc. (x)	75,000	872,554

		10,309,318

Marine Transportation (0.0%)†
Genco Shipping & Trading Ltd.	300	7,434
ZIM Integrated Shipping Services Ltd.	300	7,800

		15,234

Professional Services (0.0%)†
Ework Group AB	1,441	8,770

Trading Companies & Distributors (0.8%)
Herc Holdings, Inc.	2,200	315,348
McGrath RentCorp	9,200	1,113,476

		1,428,824

Total Industrials		14,811,937

Information Technology (2.8%)
Electronic Equipment, Instruments & Components (1.3%)
Rogers Corp.*	14,200	2,324,966

IT Services (0.2%)
Datagroup SE	3,000	260,163

Semiconductors & Semiconductor Equipment (0.3%)
Silicon Laboratories, Inc.*	1,500	327,840
SkyWater Technology, Inc.*	900	31,338
Veeco Instruments, Inc.*	2,200	166,760

		525,938

Software (0.8%)
Gen Digital, Inc.	23,700	589,893
LiveRamp Holdings, Inc.*	16,250	611,650
Pinewood Technologies Group plc (x)*	11,000	38,831
PSI Software SE (x)*	1,000	50,268
Yext, Inc.*	10,000	46,700

		1,337,342

Technology Hardware, Storage & Peripherals (0.2%)
AstroNova, Inc.*	15,000	427,050

Total Information Technology		4,875,459

Materials (6.5%)
Chemicals (0.2%)
Mativ Holdings, Inc.	37,500	283,875

Construction Materials (2.2%)
Vulcan Materials Co.	13,200	3,894,132

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (2.7%)
Amcor plc	65,250	$2,828,588
Myers Industries, Inc.	52,000	1,836,120

		4,664,708

Metals & Mining (1.4%)
Kinross Gold Corp.	5,960	141,115
Newmont Corp.	9,000	840,600
Orogen Royalties, Inc.*	12,500	32,611
Pan American Silver Corp.	24,200	1,084,883
Royal Gold, Inc.	500	99,805
Tredegar Corp.*	24,000	191,040

		2,390,054

Total Materials		11,232,769

Real Estate (1.6%)
Health Care REITs (0.2%)
Sila Realty Trust, Inc. (REIT)	14,500	440,220

Hotel & Resort REITs (0.6%)
Ryman Hospitality Properties, Inc. (REIT)	7,500	964,125

Specialized REITs (0.8%)
Millrose Properties, Inc. (REIT)	16,000	480,800
VICI Properties, Inc. (REIT), Class A	31,570	838,183

		1,318,983

Total Real Estate		2,723,328

Utilities (12.1%)
Electric Utilities (3.4%)
Evergy, Inc.	15,000	1,296,450
Portland General Electric Co.	10,000	518,300
TXNM Energy, Inc.	73,000	4,144,940

		5,959,690

Gas Utilities (5.3%)
National Fuel Gas Co.	54,400	4,200,224
Southwest Gas Holdings, Inc.	55,500	4,921,740

		9,121,964

Independent Power and Renewable Electricity Producers (1.4%)
AES Corp. (The)	147,000	2,155,020
Alerion Cleanpower SpA (x)	8,000	196,987

		2,352,007

Multi-Utilities (1.4%)
Avista Corp.	56,000	2,290,960
Northwestern Energy Group, Inc.	1,000	71,620

		2,362,580

Water Utilities (0.6%)
Essential Utilities, Inc.	1,000	38,310
Severn Trent plc	26,000	1,016,160

		1,054,470

Total Utilities		20,850,711

Total Common Stocks (68.3%) (Cost $89,554,943)		117,786,304

RIGHTS:
Consumer Staples (0.0%)†
Food Products (0.0%)†
Contraf-Nicotex-Tobacco GmbH, CVR*	15,000	3,000
TreeHouse Foods, Inc., CVR*	10,000	17,500

Total Consumer Staples		20,500

Health Care (0.2%)
Biotechnology (0.2%)
89bio, Inc., CVR*	25,000	7,500
Akero Therapeutics, Inc., CVR*	15,000	7,500
Akouos, Inc., CVR (x)*	141,148	70,574
Albireo Pharma, Inc., CVR*	3,000	6,750
Alkermes plc, CVR*	15,000	8,250
Ambit Biosciences Corp., CVR (r)*	20,000	—
Apellis Pharmaceuticals, Inc., CVR (r)*	41,000	923
Arcellx, Inc., CVR*	1,500	75
Blueprint Medicines Corp., CVR*	22,200	8,880
Centessa Pharmaceuticals plc, CVR (r)*	5,000	9,375
Checkpoint Therapeutics, Inc., CVR*	10,000	1,000
Chinook Therapeutics, Inc., CVR*	125,000	25,000
Epizyme, Inc., CVR*	10,000	200
Fusion Pharmaceuticals, Inc., CVR*	6,000	3,000
Gracell Biotechnologies, Inc., CVR*	100,000	4,000
Icosavax, Inc., CVR*	30,000	9,000
Mersana Therapeutics, Inc., CVR (r)*	10,000	13,725
Metsera, Inc., CVR (x)*	4,000	18,000
Mirati Therapeutics, Inc., CVR (r)*	70,000	35,000
Poseida Therapeutics, Inc., CVR (r)*	20,000	7,500
Regulus Therapeutics, Inc., CVR*	40,000	40,000
Sage Therapeutics, Inc., CVR*	100,000	5,000
Sigilon Therapeutics, Inc., CVR (r)*	500	2,831
Verve Therapeutics, Inc., CVR*	30,000	15,000
Vigil Neuroscience, Inc., CVR*	75,000	3,750

		302,833

Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR*	21,000	33,600
Hologic, Inc., CVR*	12,000	120
Monogram Technologies, Inc., CVR (r)*	2,000	1,400

		35,120

Pharmaceuticals (0.0%)†
Alimera Sciences, Inc., CVR (x)*	100,000	1,000
Landos Biopharma, Inc., CVR (r)*	4,000	7,530
Opiant Pharmaceuticals, Inc., CVR*	10,000	5,000
scPharmaceuticals, Inc., CVR*	14,000	4,200

		17,730

Total Health Care		355,683

Information Technology (0.0%)†
IT Services (0.0%)†
Flexion, Inc., CVR*	1,000	100

Software (0.0%)†
Gen Digital, Inc., CVR, expiring 4/21/30*	18,000	23,220

Total Information Technology		23,320

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Rights	Value (Note 1)
Materials (0.1%)
Metals & Mining (0.0%)†
Kinross Gold Corp., expiring 2/25/32*	14,000	$16,800

Paper & Forest Products (0.1%)
Resolute Forest Products, Inc., CVR*	45,000	67,500

Total Materials		84,300

Total Rights (0.3%) (Cost $473,231)		483,803

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (31.6%)
Allspring Government Money Market Fund, Select Shares 3.57% (7 day yield) (xx)	4,000,000	4,000,000
BlackRock Liquidity FedFund, Institutional Shares 3.54% (7 day yield) (xx)	100,000	100,000
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	1,500,000	1,500,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	2,420,078	2,420,078
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	46,265,952	46,265,951
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	100,000	100,000

Total Investment Companies		54,386,029

Total Short-Term Investments (31.6%) (Cost $54,388,155)		54,386,029

Total Investments in Securities (100.2%) (Cost $144,416,329)		172,656,136
Other Assets Less Liabilities (-0.2%)		(338,832)

Net Assets (100%)		$172,317,304

*	Non-income producing.
†	Percent shown is less than 0.05%.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $8,606,379. This was collateralized by $962,631 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.250%, maturing 7/9/26 – 5/15/56 and by cash of $8,120,078 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$32,548,503	$1,316,007	$—		$33,864,510
Consumer Discretionary	9,614,640	910,020	—		10,524,660
Consumer Staples	1,040,115	20,392	—		1,060,507
Energy	2,021,524	—	—		2,021,524
Financials	7,421,677	97,360	—		7,519,037
Health Care	8,301,862	—	—	(a)	8,301,862
Industrials	14,390,517	322,871	98,549		14,811,937
Information Technology	4,526,197	349,262	—		4,875,459
Materials	11,232,769	—	—		11,232,769
Real Estate	2,723,328	—	—		2,723,328
Utilities	19,637,564	1,213,147	—		20,850,711

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Rights
Consumer Staples	$—	$20,500	$—	$20,500
Health Care	—	277,399	78,284	355,683
Information Technology	23,220	100	—	23,320
Materials	16,800	67,500	—	84,300
Short-Term Investments
Investment Companies	54,386,029	—	—	54,386,029

Total Assets	$167,884,745	$4,594,558	$176,833	$172,656,136

Total Liabilities	$—	$—	$—	$—

Total	$167,884,745	$4,594,558	$176,833	$172,656,136

(a)	Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$45,913,350
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$65,854,487

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,249,885
Aggregate gross unrealized depreciation	(7,819,096)

Net unrealized appreciation	$27,430,789

Federal income tax cost of investments in securities and derivative instruments, if applicable	$145,225,347

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $144,416,329)	$172,656,136
Cash	7,512,000
Foreign cash (Cost $19,009)	18,789
Receivable for securities sold	870,000
Dividends, interest and other receivables	307,826
Receivable for Portfolio shares sold	13,515
Securities lending income receivable	4,959
Other assets	1,793

Total assets	181,385,018

LIABILITIES
Payable for return of collateral on securities loaned	8,120,078
Payable for securities purchased	679,612
Investment management fees payable	115,715
Payable for Portfolio shares repurchased	65,590
Distribution fees payable – Class IB	29,748
Administrative fees payable	12,702
Accrued expenses	44,269

Total liabilities	9,067,714

Commitments and contingent liabilities^
NET ASSETS	$172,317,304

Net assets were comprised of:
Paid in capital	$137,960,773
Total distributable earnings (loss)	34,356,531

Net assets	$172,317,304

Class IB
Net asset value, offering and redemption price per share, $144,832,036 / 10,016,547 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.46

Class K
Net asset value, offering and redemption price per share, $27,485,268 / 1,857,214 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.80

(x)	Includes value of securities on loan of $8,606,379.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $26,888 foreign withholding tax)	$3,039,048
Interest	130,142
Securities lending (net)	25,896

Total income	3,195,086

EXPENSES
Investment management fees	773,768
Distribution fees – Class IB	180,659
Administrative fees	77,176
Professional fees	29,267
Custodian fees	21,435
Printing and mailing expenses	11,594
Trustees’ fees	2,688
Miscellaneous	6,903

Gross expenses	1,103,490
Less: Waiver from investment manager	(62,719)

Net expenses	1,040,771

NET INVESTMENT INCOME (LOSS)	2,154,315

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	3,658,305
Foreign currency transactions	(2,777)

Net realized gain (loss)	3,655,528

Change in unrealized appreciation (depreciation) on:
Investments in securities	5,419,147
Foreign currency translations	(1,575)

Net change in unrealized appreciation (depreciation)	5,417,572

NET REALIZED AND UNREALIZED GAIN (LOSS)	9,073,100

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,227,415

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,154,315	$4,259,013
Net realized gain (loss)	3,655,528	5,429,877
Net change in unrealized appreciation (depreciation)	5,417,572	14,956,283

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,227,415	24,645,173

Distributions to shareholders:
Class IB	—	(8,358,931)
Class K	—	(1,601,372)

Total distributions to shareholders	—	(9,960,303)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 369,962 and 493,812 shares, respectively ]	5,228,091	6,476,022
Capital shares issued in reinvestment of dividends and distributions [ 0 and 614,058 shares, respectively ]	—	8,358,931
Capital shares repurchased [ (941,465) and (1,925,665) shares, respectively ]	(13,329,897)	(25,216,583)

Total Class IB transactions	(8,101,806)	(10,381,630)

Class K
Capital shares sold [ 13,558 and 95,138 shares, respectively ]	196,684	1,277,826
Capital shares issued in reinvestment of dividends and distributions [ 0 and 115,095 shares, respectively ]	—	1,601,372
Capital shares repurchased [ (122,506) and (247,580) shares, respectively ]	(1,772,923)	(3,327,454)

Total Class K transactions	(1,576,239)	(448,256)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(9,678,045)	(10,829,886)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,549,370	3,854,984
NET ASSETS:
Beginning of period	170,767,934	166,912,950

End of period	$172,317,304	$170,767,934

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025		2024		2023		2022	2021
Net asset value, beginning of period	$13.56		$12.41		$12.11		$11.60		$12.78	$11.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	(4)	0.33	(3)	0.20		0.21		0.01	0.06	(1)(2)
Net realized and unrealized gain (loss)	0.73		1.65		0.90		0.89		(0.78)	1.29

Total from investment operations	0.90		1.98		1.10		1.10		(0.77)	1.35

Less distributions:
Dividends from net investment income	—		(0.40)		(0.24)		(0.23)		(0.04)	(0.09)
Distributions from net realized gains	—		(0.43)		(0.56)		(0.36)		(0.37)	(0.36)

Total dividends and distributions	—		(0.83)		(0.80)		(0.59)		(0.41)	(0.45)

Net asset value, end of period	$14.46		$13.56		$12.41		$12.11		$11.60	$12.78

Total return (b)(y)	6.64	%(hh)	15.91	%(aa)	9.02	%(bb)	9.53	%(cc)	(5.97)%	11.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$144,832		$143,523		$141,536		$133,656		$138,464	$166,650
Ratio of expenses to average net assets:
After waivers (a)(f)	1.25%		1.25%		1.25%		1.25%		1.25%	1.25%
Before waivers (a)(f)	1.32%		1.33%		1.34%		1.33%		1.33%	1.31%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	2.47	%(gg)	2.52	%(dd)	1.59%		1.77%		0.11%	0.49	%(ee)(ff)
Before waivers (a)(g)	2.39	%(gg)	2.44	%(dd)	1.50%		1.69%		0.03%	0.44	%(ee)(ff)
Portfolio turnover rate^	37	%(z)	142%		177%		204%		155%	190%

Class K	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025		2024		2023		2022	2021
Net asset value, beginning of period	$13.86		$12.67		$12.34		$11.81		$13.01	$12.08

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	(4)	0.37	(3)	0.24		0.25		0.05	0.10	(1)(2)
Net realized and unrealized gain (loss)	0.75		1.68		0.92		0.90		(0.81)	1.31

Total from investment operations	0.94		2.05		1.16		1.15		(0.76)	1.41

Less distributions:
Dividends from net investment income	—		(0.43)		(0.27)		(0.26)		(0.07)	(0.12)
Distributions from net realized gains	—		(0.43)		(0.56)		(0.36)		(0.37)	(0.36)

Total dividends and distributions	—		(0.86)		(0.83)		(0.62)		(0.44)	(0.48)

Net asset value, end of period	$14.80		$13.86		$12.67		$12.34		$11.81	$13.01

Total return (b)(y)	6.78	%(hh)	16.16	%(aa)	9.35	%(bb)	9.79	%(cc)	(5.78)%	11.65%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$27,485		$27,244		$25,376		$26,062		$24,848	$26,209
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%		1.00%		1.00%		1.00%	1.00%
Before waivers (a)(f)	1.07%		1.08%		1.09%		1.08%		1.08%	1.06%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	2.71	%(gg)	2.78	%(dd)	1.85%		2.04%		0.38%	0.76	%(ee)(ff)
Before waivers (a)(g)	2.64	%(gg)	2.70	%(dd)	1.76%		1.96%		0.30%	0.70	%(ee)(ff)
Portfolio turnover rate^	37	%(z)	142%		177%		204%		155%	190%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.02 and $0.05 for Class IB and Class K, respectively.
(2)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.04 and $0.08 Class IB and Class K, respectively.
(3)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.21 and $0.25 for Class IB and Class K, respectively.
(4)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.08 and $0.10 for Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a litigation payment. Without this income, the total return would have been 15.48% for Class IB and 15.74% for Class K.
(bb)	Includes income resulting from a litigation payment. Without this income, the total return would have been 8.75% for Class IB and 9.09% for Class K.
(cc)	Includes income resulting from a litigation payment. Without this income, the total return would have been 9.26% for Class IB and 9.52% for Class K.
(dd)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.91% lower..
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.34% lower.
(ff)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.14% lower.
(gg)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 1.36% lower.
(hh)	Includes income resulting from litigation payment. Without this income, the total return would have been 6.42% for Class IB and 6.57% for Class K.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.4%)
Diversified Telecommunication Services (2.1%)
Anterix, Inc.*	262,000	$26,970,280
Grupo Televisa SAB (ADR)*	5,030,000	13,631,300
Liberty Global Ltd., Class A*	155,000	1,762,350
Liberty Global Ltd., Class C*	230,000	2,530,000
Liberty Latin America Ltd., Class A*	750,000	5,880,000
Liberty Latin America Ltd., Class C*	13,000	101,270
Shenandoah Telecommunications Co.	270,000	4,071,600
Sunrise Communications AG, Class A (x)	52,000	2,585,944
Telesat Corp.*	676,000	34,219,120
Verizon Communications, Inc.	43,500	1,841,790

		93,593,654

Entertainment (6.1%)
Atlanta Braves Holdings, Inc., Class A (x)*	375,000	21,116,250
Atlanta Braves Holdings, Inc., Class C*	255,000	13,234,500
IMAX Corp.*	54,200	2,160,412
Lionsgate Studios Corp.*	345,000	5,281,950
Live Nation Entertainment, Inc.*	237,000	43,397,070
Madison Square Garden Entertainment Corp., Class A*	296,000	23,943,440
Madison Square Garden Sports Corp.*	175,500	70,522,920
Manchester United plc, Class A*	42,000	963,060
Marcus Corp. (The)	659,500	15,471,870
Reading International, Inc., Class A*	310,000	396,800
Reading International, Inc., Class B (x)*	34,000	292,740
Sphere Entertainment Co.*	331,000	57,272,930
Starz Entertainment Corp.*	31,000	894,660
Take-Two Interactive Software, Inc.*	57,000	14,248,860
TKO Group Holdings, Inc., Class A	20,000	4,026,200
Warner Bros Discovery, Inc.*	30,000	799,800

		274,023,462

Interactive Media & Services (0.0%)†
Cars.com, Inc.*	20,000	218,800

Media (1.6%)
AMC Global Media, Inc.*	220,002	2,195,620
Beasley Broadcast Group, Inc., Class A (x)*	37,000	971,250
Clear Channel Outdoor Holdings, Inc.*	5,180,000	12,535,600
Corus Entertainment, Inc., Class B*	100,000	2,468
EchoStar Corp., Class A (x)*	37,000	3,755,500
Entravision Communications Corp., Class A	570,000	7,432,800
EW Scripps Co. (The), Class A*	1,320,000	3,656,400
Gray Media, Inc.	319,300	1,267,621
Gray Media, Inc., Class A	60,000	420,000
Lee Enterprises, Inc. (x)*	218,400	1,956,864
Nexstar Media Group, Inc., Class A	34,600	6,179,214
Omnicom Group, Inc.	117,500	8,557,525
Salem Media Group, Inc., Class A (x)*	143,000	139,425
Sinclair, Inc.	1,175,000	16,743,750
Sirius XM Holdings, Inc.	114,200	3,373,468
Townsquare Media, Inc., Class A (x)	246,000	1,739,220

		70,926,725

Wireless Telecommunication Services (0.6%)
Array Digital Infrastructure, Inc. (x)	194,500	7,052,570
Gogo, Inc.*	330,000	1,023,000
Rogers Communications, Inc., Class B	200,000	6,500,000
Telephone and Data Systems, Inc.	354,000	13,101,540

		27,677,110

Total Communication Services		466,439,751

Consumer Discretionary (12.9%)
Automobile Components (2.9%)
BorgWarner, Inc.	238,500	15,836,400
Brembo NV (x)	1,000,088	11,701,289
Dana, Inc.	675,000	18,366,750
Garrett Motion, Inc.	952,000	34,490,960
Gentex Corp.	200,000	5,054,000
Gentherm, Inc.*	12,000	409,320
Phinia, Inc.	45,800	3,772,546
Standard Motor Products, Inc.	484,000	18,861,480
Stoneridge, Inc.*	200,000	1,464,000
Strattec Security Corp.*‡	222,300	18,106,335

		128,063,080

Automobiles (0.1%)
Thor Industries, Inc.	4,000	300,640
Winnebago Industries, Inc.	166,000	5,185,840

		5,486,480

Diversified Consumer Services (0.6%)
Matthews International Corp., Class A	776,000	20,889,920
Universal Technical Institute, Inc.*	182,000	7,784,140

		28,674,060

Hotels, Restaurants & Leisure (2.5%)
Biglari Holdings, Inc., Class A (x)*‡	9,500	19,994,460
Boyd Gaming Corp.	149,100	13,170,003
Brightstar Lottery plc	60,000	643,200
Canterbury Park Holding Corp.‡	321,000	5,058,960
Cheesecake Factory, Inc. (The) (x)	304,500	24,219,930
Churchill Downs, Inc.	153,000	13,714,920
Cracker Barrel Old Country Store, Inc. (x)	76,500	4,077,450
Full House Resorts, Inc.*	535,000	1,492,650
Inspired Entertainment, Inc.*	275,000	2,268,750
Krispy Kreme, Inc. (x)*	41,000	144,730
Las Vegas Sands Corp.	43,500	2,009,265
Nathan’s Famous, Inc.‡	198,000	20,116,800
Ollamani SAB*	790,000	3,726,948
Rock Field Co. Ltd. (x)	206,000	1,668,094

		112,306,160

Household Durables (1.9%)
Bassett Furniture Industries, Inc.	394,104	6,983,523
Cavco Industries, Inc.*	59,700	36,678,486
Champion Homes, Inc.*	162,200	14,293,064
Ethan Allen Interiors, Inc.	25,000	558,500
La-Z-Boy, Inc.	133,000	5,335,960
Lennar Corp., Class B (x)	99,300	8,808,903
Lifetime Brands, Inc.	178,000	1,518,340
Nobility Homes, Inc.‡	223,000	6,099,050
Taylor Morrison Home Corp., Class A*	40,000	2,869,600

		83,145,426

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Leisure Products (0.6%)
American Outdoor Brands, Inc.*	280,000	$3,287,200
Brunswick Corp.	56,500	4,759,560
Clarus Corp.	350,000	1,102,500
Johnson Outdoors, Inc., Class A	307,500	14,157,300
MasterCraft Boat Holdings, Inc.*	66,143	1,707,812
Sturm Ruger & Co., Inc.	25,000	946,250
Universal Entertainment Corp. (x)*	55,000	214,729

		26,175,351

Specialty Retail (4.1%)
1-800-Flowers.com, Inc., Class A (x)*	1,032,000	3,591,360
Advance Auto Parts, Inc. (x)	100,000	6,222,000
Arko Corp.	80,000	642,400
AutoNation, Inc.*	260,000	48,305,400
Bowlin Travel Centers, Inc.*	94,000	315,840
Lands’ End, Inc. (x)*	274,616	2,877,976
Monro, Inc. (x)	906,000	15,501,660
O’Reilly Automotive, Inc.*	150,000	13,813,500
Penske Automotive Group, Inc.	393,000	70,327,350
Pets at Home Group plc	179,200	421,817
Sally Beauty Holdings, Inc.*	672,000	9,502,080
Sportsman’s Warehouse Holdings, Inc.*	450,000	598,500
Tractor Supply Co.	235,000	7,428,350
Valvoline, Inc.*	90,000	3,558,600

		183,106,833

Textiles, Apparel & Luxury Goods (0.2%)
Capri Holdings Ltd.*	5,000	92,850
Movado Group, Inc.	220,000	8,648,200
Wolverine World Wide, Inc.	53,500	884,355

		9,625,405

Total Consumer Discretionary		576,582,795

Consumer Staples (4.9%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	6,300	1,115,289
Brown-Forman Corp., Class A (x)	86,000	2,352,960
Crimson Wine Group Ltd.*	364,200	1,608,307
Davide Campari-Milano NV (x)	380,000	2,365,669

		7,442,225

Consumer Staples Distribution & Retail (1.0%)
Ingles Markets, Inc., Class A‡	460,000	40,746,800
Village Super Market, Inc., Class A	140,500	5,926,290

		46,673,090

Food Products (1.0%)
Canada Packers, Inc.	37,000	499,595
Flowers Foods, Inc.	60,000	474,000
Hain Celestial Group, Inc. (The) (x)*	200,000	112,040
Ingredion, Inc.	13,500	1,278,585
J & J Snack Foods Corp.	43,000	3,158,350
John B Sanfilippo & Son, Inc.	125,000	10,748,750
Lifeway Foods, Inc. (x)*	172,000	5,132,480
Limoneira Co.	290,000	3,807,700
Maple Leaf Foods, Inc.	135,000	2,904,178
Mission Produce, Inc.*	318,174	3,751,271
Post Holdings, Inc.*	92,000	8,119,920
Premier Foods plc	1,020,000	2,764,192
Simply Good Foods Co. (The)*	20,000	265,600
Tootsie Roll Industries, Inc.	71,800	2,839,690

		45,856,351

Household Products (2.5%)
Church & Dwight Co., Inc.	100,000	9,688,000
Energizer Holdings, Inc.	510,000	10,934,400
Oil-Dri Corp. of America‡	718,600	73,448,106
Spectrum Brands Holdings, Inc.	80,000	6,860,000
WD-40 Co.	37,500	9,136,500

		110,067,006

Personal Care Products (0.2%)
BellRing Brands, Inc.*	80,000	1,035,200
Edgewell Personal Care Co.	257,000	6,903,020
United-Guardian, Inc.	156,888	1,120,180

		9,058,400

Total Consumer Staples		219,097,072

Energy (1.4%)
Energy Equipment & Services (0.8%)
Innovex International, Inc.*	750,000	18,600,000
KLX Energy Services Holdings, Inc. (x)*	35,000	90,300
Oceaneering International, Inc.*	185,000	7,496,200
RPC, Inc.	1,445,000	8,424,350

		34,610,850

Oil, Gas & Consumable Fuels (0.6%)
APA Corp.	65,000	2,117,050
CNX Resources Corp.*	190,000	6,446,700
Navigator Holdings Ltd.	403,000	7,507,890
ONEOK, Inc.	131,500	11,432,610

		27,504,250

Total Energy		62,115,100

Financials (2.7%)
Banks (1.5%)
Ameris Bancorp	33,300	3,005,658
Atlantic Union Bankshares Corp.	148,000	6,261,880
Capital City Bank Group, Inc.	4,700	232,274
Capitol Federal Financial, Inc.	39,500	336,145
Colony Bankcorp, Inc.	12,800	257,152
Eagle Bancorp, Inc.	171,200	4,860,368
Farmers & Merchants Bank of Long Beach	270	2,427,298
FB Financial Corp.	12,000	664,200
First Bancorp (Nasdaq Stock Exchange)	10,000	639,300
First Bancorp (New York Stock Exchange)	84,000	2,189,880
First Busey Corp.	28,500	840,750
First Horizon Corp.	93,500	2,397,340
FNB Corp.	46,000	877,680
Hanover Bancorp, Inc.	5,000	116,600
HomeTrust Bancshares, Inc.	5,000	249,450
Hope Bancorp, Inc.	570,000	7,797,600
Huntington Bancshares, Inc.	356,425	6,319,415
OceanFirst Financial Corp.	662,300	12,934,719
Peapack-Gladstone Financial Corp.	38,000	1,798,540
Pinnacle Financial Partners, Inc.	30,001	3,026,501
Renasant Corp.	22,000	935,880
Seacoast Banking Corp. of Florida	37,000	1,230,250
ServisFirst Bancshares, Inc.	26,000	2,255,500
Southern First Bancshares, Inc.*	24,000	1,466,400
SouthState Bank Corp.	18,200	1,818,180

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Thomasville Bancshares, Inc.	16,000	$1,618,400
Towne Bank	11,000	398,640
TrustCo Bank Corp.	2,000	109,820
Trustmark Corp.	12,000	552,120
United Community Banks, Inc.	23,000	807,070
USCB Financial Holdings, Inc.	8,000	163,680
Webster Financial Corp.	9,000	687,780

		69,276,470

Capital Markets (1.1%)
BKF Capital Group, Inc.*	12,800	512,000
Charles Schwab Corp. (The)	25,000	2,306,750
Cohen & Steers, Inc.	214,700	16,347,258
Federated Hermes, Inc., Class B	76,200	4,207,764
GAM Holding AG (x)*	1,500,000	124,323
Janus Henderson Group plc	205,000	10,649,750
KKR & Co., Inc.	140,000	12,849,200
PJT Partners, Inc., Class A	2,000	301,880

		47,298,925

Consumer Finance (0.1%)
Medallion Financial Corp.	158,000	1,613,180
PROG Holdings, Inc.	74,000	3,449,140

		5,062,320

Financial Services (0.0%)†
Crazy Woman Creek Bancorp, Inc.	6,100	202,886

Total Financials		121,840,601

Health Care (1.5%)
Biotechnology (0.1%)
GRAIL, Inc.*	65,000	4,437,550

Health Care Equipment & Supplies (1.1%)
Align Technology, Inc.*	300	50,598
CONMED Corp.	57,000	1,865,610
Cooper Cos., Inc. (The)*	44,000	3,155,240
Dexcom, Inc.*	52,000	3,502,200
Electromed, Inc.*	142,000	6,006,600
Globus Medical, Inc., Class A*	111,000	8,770,110
ICU Medical, Inc.*	21,000	3,078,600
Neogen Corp.*	115,000	1,033,850
Neuronetics, Inc. (x)*	75,000	97,500
Orthofix Medical, Inc.*	185,000	1,690,900
QuidelOrtho Corp.*	178,800	3,131,682
STERIS plc	84,000	17,687,880

		50,070,770

Health Care Providers & Services (0.1%)
Chemed Corp.	1,200	558,888
Henry Schein, Inc.*	20,000	1,670,400
NeoGenomics, Inc.*	100,000	1,459,000
OPKO Health, Inc.*	175,000	262,500

		3,950,788

Health Care Technology (0.0%)†
Evolent Health, Inc., Class A*	170,000	921,400

Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc., Class A*	20,000	5,872,200
Lifecore Biomedical, Inc.*	78,000	409,500

		6,281,700

Pharmaceuticals (0.1%)
Perrigo Co. plc	212,000	2,202,680

Total Health Care		67,864,888

Industrials (46.8%)
Aerospace & Defense (8.0%)
AAR Corp.*	102,800	14,693,204
Astronics Corp.*	11,000	893,860
Astronics Corp., Class B (x)*	61,000	4,636,000
ATI, Inc.*	355,500	70,069,050
Curtiss-Wright Corp.	92,000	69,713,920
Ducommun, Inc.*	138,500	25,651,585
HEICO Corp.	120,400	42,885,276
HEICO Corp., Class A	3,300	851,103
Innovative Solutions and Support, Inc.*	125,000	2,250,000
Moog, Inc., Class A	65,500	27,761,520
Moog, Inc., Class B	34,021	14,532,411
National Presto Industries, Inc.	28,600	3,574,714
Park Aerospace Corp.	679,700	25,937,352
Textron, Inc.	282,000	25,867,860
Woodward, Inc.	68,000	28,929,920

		358,247,775

Building Products (3.1%)
A.O. Smith Corp.	70,000	4,390,400
AZZ, Inc.	128,500	19,923,925
Burnham Holdings, Inc., Class A	60,000	1,428,120
Fortune Brands Innovations, Inc.	8,800	483,120
Gibraltar Industries, Inc.*	73,000	3,292,300
Griffon Corp.	352,500	34,379,325
Johnson Controls International plc	102,000	14,903,220
Modine Manufacturing Co.*	230,100	61,441,302

		140,241,712

Commercial Services & Supplies (3.3%)
ACCO Brands Corp.	100,000	416,000
Casella Waste Systems, Inc., Class A*	97,500	9,454,575
Loomis AB, Class B	189,000	9,268,187
OPENLANE, Inc.*	432,000	17,815,680
Pitney Bowes, Inc.	300,000	5,256,000
RB Global, Inc.	54,000	6,288,300
Republic Services, Inc.	287,000	61,153,960
Rollins, Inc.	902,000	37,649,480

		147,302,182

Construction & Engineering (0.6%)
Arcosa, Inc.	87,000	12,640,230
Centuri Holdings, Inc.*	185,000	5,594,400
Granite Construction, Inc.	15,000	2,371,200
Valmont Industries, Inc.	8,700	5,025,120

		25,630,950

Electrical Equipment (3.0%)
Allient, Inc.	174,000	17,909,820
AMETEK, Inc.	320,000	77,420,800
Rockwell Automation, Inc.	83,500	41,339,180

		136,669,800

Ground Transportation (0.0%)†
Hertz Global Holdings, Inc. (x)*	360,000	815,400

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (21.9%)
Aebi Schmidt Holding AG	232,000	$2,911,600
Albany International Corp., Class A	265,000	19,742,500
Astec Industries, Inc.	630,000	38,549,700
Blue Bird Corp. (x)*	19,000	1,500,240
Chart Industries, Inc.*	112,500	23,505,750
CNH Industrial NV	2,680,000	30,096,400
Commercial Vehicle Group, Inc.*	150,000	693,000
Crane Co.	490,500	109,415,835
Donaldson Co., Inc.	192,500	17,280,725
Eastern Co. (The)	284,000	7,909,400
Enerpac Tool Group Corp., Class A	150,000	5,379,000
Enpro, Inc.	166,500	62,758,845
Federal Signal Corp.	296,300	38,071,587
Flowserve Corp.	94,500	7,008,120
Franklin Electric Co., Inc.	241,000	25,832,790
Gencor Industries, Inc.*	252,000	3,759,840
Gorman-Rupp Co. (The)	470,000	43,117,800
Graco, Inc.	378,000	28,580,580
Graham Corp.*	75,000	9,284,250
Greenbrier Cos., Inc. (The)	146,000	7,155,460
Hyster-Yale, Inc.	327,500	11,482,150
IDEX Corp.	83,500	18,950,325
Interpump Group SpA	200,000	7,728,577
Kennametal, Inc.	206,000	7,220,300
L B Foster Co., Class A*‡	545,000	24,617,650
Lincoln Electric Holdings, Inc.	89,500	23,763,145
Lindsay Corp.	57,000	7,056,600
Manitowoc Co., Inc. (The)*	270,000	3,750,300
Middleby Corp. (The)*	4,800	825,648
Mueller Industries, Inc.	1,000,000	122,930,000
Mueller Water Products, Inc., Class A	1,278,000	33,010,740
Nordson Corp.	38,200	11,524,558
Park-Ohio Holdings Corp.	630,000	24,223,500
Standex International Corp.	70,500	25,215,735
Stratasys Ltd.*	50,000	428,000
Tennant Co.	526,700	46,107,318
Titan International, Inc.*	65,000	501,150
Toro Co. (The)	47,000	4,578,740
Trinity Industries, Inc.	608,200	21,031,556
Twin Disc, Inc.	703,500	16,321,200
Watts Water Technologies, Inc., Class A	222,500	87,097,625

		980,918,239

Trading Companies & Distributors (6.9%)
Distribution Solutions Group, Inc.*	237,441	6,494,011
GATX Corp.	656,200	116,272,078
Herc Holdings, Inc.	488,000	69,949,920
McGrath RentCorp	24,000	2,904,720
Rush Enterprises, Inc., Class B (x)‡	1,029,200	78,733,800
Titan Machinery, Inc. (x)*	264,000	5,575,680
United Rentals, Inc.	26,500	30,021,585

		309,951,794

Total Industrials		2,099,777,852

Information Technology (3.8%)
Electronic Equipment, Instruments & Components (3.0%)
Badger Meter, Inc. (x)	85,000	12,612,300
Bel Fuse, Inc., Class A‡	50,500	14,707,115
Crane NXT Co.	30,000	1,534,800
CTS Corp.	915,000	59,648,850
Daktronics, Inc.*	172,000	3,364,320
Itron, Inc.*	50,000	4,326,500
Landis+Gyr Group AG (x)*	45,000	2,413,113
Littelfuse, Inc.	34,200	15,572,286
Napco Security Technologies, Inc.	162,900	6,186,942
Rogers Corp.*	80,000	13,098,400
Trans-Lux Corp. (r)*	120,060	1,333

		133,465,959

IT Services (0.0%)†
Alithya Group, Inc., Class A (x)*	760,000	541,272

Software (0.8%)
Fortinet, Inc.*	100,000	15,362,000
Roper Technologies, Inc.	26,200	8,865,818
Tyler Technologies, Inc.*	35,500	10,382,330

		34,610,148

Technology Hardware, Storage & Peripherals (0.0%)†
TransAct Technologies, Inc.*	150,000	876,000
Xerox Holdings Corp. (x)	372,000	1,164,360

		2,040,360

Total Information Technology		170,657,739

Materials (6.0%)
Chemicals (2.3%)
Ashland, Inc.	57,500	3,788,675
Core Molding Technologies, Inc.*	300,000	7,080,000
Element Solutions, Inc.	67,000	3,199,250
FMC Corp.	515,000	5,922,500
Hawkins, Inc.	44,000	6,252,400
HB Fuller Co.	329,000	19,177,410
Huntsman Corp.	262,000	2,782,440
Mativ Holdings, Inc.	56,500	427,705
Minerals Technologies, Inc.	225,000	16,643,250
NewMarket Corp.	14,500	11,472,980
Olin Corp.	115,000	2,279,300
Quaker Chemical Corp.	4,700	746,689
Scotts Miracle-Gro Co. (The)	77,000	5,244,470
Sensient Technologies Corp.	154,100	18,998,989
Takasago International Corp.	142,500	981,563

		104,997,621

Containers & Packaging (1.9%)
Ardagh Metal Packaging SA	200,000	948,000
Greif, Inc., Class A	208,000	15,493,920
Myers Industries, Inc.	1,730,000	61,086,300
Sonoco Products Co.	155,000	8,734,250

		86,262,470

Metals & Mining (1.8%)
Ampco-Pittsburgh Corp.*‡	995,000	8,606,750
Barrick Mining Corp.	24,000	881,520
Kinross Gold Corp.	45,000	1,062,900
Materion Corp.	175,700	52,251,423
Metallus, Inc.*	207,000	3,868,830
Tredegar Corp.*	1,671,000	13,301,160

		79,972,583

Total Materials		271,232,674

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (2.5%)
Hotel & Resort REITs (1.4%)
Ryman Hospitality Properties, Inc. (REIT)	488,000	$62,732,400

Real Estate Management & Development (0.9%)
Capital Properties, Inc., Class A	85,000	1,202,750
Gyrodyne LLC*	14,411	89,781
Seritage Growth Properties, Class A (x)*	106,000	278,780
St Joe Co. (The)	413,000	25,866,190
Tejon Ranch Co.*	558,000	10,434,600

		37,872,101

Specialized REITs (0.2%)
Millrose Properties, Inc. (REIT)	49,000	1,472,450
VICI Properties, Inc. (REIT), Class A	293,150	7,783,132

		9,255,582

Total Real Estate		109,860,083

Utilities (4.4%)
Electric Utilities (1.5%)
Evergy, Inc.	145,500	12,575,565
Hawaiian Electric Industries, Inc.*	120,000	1,623,600
Otter Tail Corp.	223,500	20,110,530
TXNM Energy, Inc.	547,000	31,058,660

		65,368,355

Gas Utilities (1.8%)
Chesapeake Utilities Corp.	5,600	685,888
National Fuel Gas Co.	187,000	14,438,270
Northwest Natural Holding Co.	363,000	17,808,780
ONE Gas, Inc.	33,500	2,581,845
RGC Resources, Inc.	381,000	9,105,900
Southwest Gas Holdings, Inc.	391,000	34,673,880

		79,294,563

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp. (The)	240,000	3,518,400
Ormat Technologies, Inc.	82,700	9,006,030
XPLR Infrastructure LP*	158,000	1,865,980

		14,390,410

Multi-Utilities (0.7%)
Avista Corp.	22,941	938,516
Black Hills Corp.	172,500	12,834,000
Northwestern Energy Group, Inc.	264,000	18,907,680

		32,680,196

Water Utilities (0.1%)
Cadiz, Inc.*	7,700	32,186
H2O America (x)	47,500	2,886,575
York Water Co. (The)	43,500	1,333,275

		4,252,036

Total Utilities		195,985,560

Total Common Stocks (97.3%) (Cost $1,244,664,194)		4,361,454,115

PREFERRED STOCK:
Communication Services (0.0%)†
Diversified Telecommunication Services (0.0%)†
Liberty Latin America Ltd. 9.000% (x)(y)*	76,300	$1,654,947

Total Preferred Stock (0.0%)† (Cost $1,884,103)		1,654,947

	Number of Rights	Value (Note 1)
RIGHTS:
Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR* (Cost $106,500)	100,000	150,000

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)†
Technology Hardware, Storage & Peripherals (0.0%)†
Xerox Holdings Corp., expiring 2/14/28* (Cost $—)	180,000	49,572

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.8%)
Allspring Government Money Market Fund, Select Shares 3.57% (7 day yield) (xx)	5,000,000	5,000,000
BlackRock Liquidity FedFund, Institutional Shares 3.54% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	20,000,000	20,000,000
Fidelity Government Portfolio, Institutional Shares 3.53% (7 day yield) (xx)	20	20
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	24,024,721	24,024,721
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	22,603,779	22,603,780
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 3.56% (7 day yield) (xx)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.58% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		77,628,521

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Number of Shares	Value (Note 1)
Total Short-Term Investments (1.8%) (Cost $77,630,022)	$77,628,521

Total Investments in Securities (99.1%) (Cost $1,324,284,819)	4,440,937,155
Other Assets Less Liabilities (0.9%)	42,338,750

Net Assets (100%)	$4,483,275,905

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $69,917,522. This was collateralized by $17,795,383 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/9/26 – 5/15/56 and by cash of $55,024,741 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2026.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Consumer Discretionary
Automobile Components
Strattec Security Corp. *	222,300	17,253,324	—	(359,754)	147,926	1,064,839	18,106,335	—	—
Hotels, Restaurants & Leisure
Biglari Holdings, Inc., Class A (x)*	9,500	17,400,500	—	(1,141,119)	747,185	2,987,894	19,994,460	—	—
Canterbury Park Holding Corp.	321,000	4,851,990	31,800	—	—	175,170	5,058,960	44,940	—
Nathan’s Famous, Inc.	198,000	19,228,635	—	(757,839)	235,683	1,410,321	20,116,800	201,750	—
Household Durables
Nobility Homes, Inc.	223,000	5,491,420	147,850	—	—	459,780	6,099,050	334,500	—
Consumer Staples
Consumer Staples Distribution & Retail
Ingles Markets, Inc., Class A	460,000	31,807,200	—	(345,001)	11,631	9,272,970	40,746,800	152,939	—
Household Products
Oil-Dri Corp. of America	718,600	35,530,440	—	(505,289)	442,574	37,980,381	73,448,106	295,815	—
Industrials
Machinery
L B Foster Co., Class A *	545,000	14,714,700	—	(44,167)	22,428	9,924,689	24,617,650	—	—
Trading Companies & Distributors
Rush Enterprises, Inc., Class B (x)	1,029,200	59,016,740	—	(1,345,591)	1,213,866	19,848,785	78,733,800	396,340	—
Information Technology
Electronic Equipment, Instruments & Components
Bel Fuse, Inc., Class A	50,500	9,335,700	—	(2,070,007)	1,858,506	5,582,916	14,707,115	6,522	—
Materials
Metals & Mining
Ampco-Pittsburgh Corp. *	995,000	5,276,700	57,695	(32,654)	5,829	3,299,180	8,606,750	—	—

Total		219,907,349	237,345	(6,601,421)	4,685,628	92,006,925	310,235,826	1,432,806	—

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2026.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$463,141,067	$3,298,684	$—	$466,439,751
Consumer Discretionary	551,103,016	25,479,779	—	576,582,795
Consumer Staples	212,358,904	6,738,168	—	219,097,072
Energy	62,115,100	—	—	62,115,100
Financials	116,955,694	4,884,907	—	121,840,601
Health Care	67,864,888	—	—	67,864,888
Industrials	2,066,820,557	32,957,295	—	2,099,777,852
Information Technology	167,702,021	2,954,385	1,333	170,657,739
Materials	270,251,111	981,563	—	271,232,674
Real Estate	108,567,552	1,292,531	—	109,860,083
Utilities	195,985,560	—	—	195,985,560
Preferred Stocks
Communication Services	1,654,947	—	—	1,654,947
Rights
Materials	—	150,000	—	150,000
Short-Term Investments
Investment Companies	77,628,521	—	—	77,628,521
Warrants
Information Technology	49,572	—	—	49,572

Total Assets	$4,362,198,510	$78,737,312	$1,333	$4,440,937,155

Total Liabilities	$—	$—	$—	$—

Total	$4,362,198,510	$78,737,312	$1,333	$4,440,937,155

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$72,379,501
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$246,262,295

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,213,141,666
Aggregate gross unrealized depreciation	(100,358,785)

Net unrealized appreciation	$3,112,782,881

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,328,154,274

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)
ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $58,308,734)	$310,235,826
Unaffiliated Issuers (Cost $1,265,976,085)	4,130,701,329
Cash	94,930,000
Foreign cash (Cost $1,290,959)	1,379,369
Receivable for securities sold	3,126,323
Dividends, interest and other receivables	2,493,463
Receivable for Portfolio shares sold	263,248
Securities lending income receivable	31,125
Other assets	43,096

Total assets	4,543,203,779

LIABILITIES
Payable for return of collateral on securities loaned	55,024,741
Investment management fees payable	2,427,766
Payable for Portfolio shares repurchased	909,709
Distribution fees payable – Class IB	798,884
Administrative fees payable	319,470
Payable for securities purchased	255,983
Accrued expenses	191,321

Total liabilities	59,927,874

Commitments and contingent liabilities^
NET ASSETS	$4,483,275,905

Net assets were comprised of:
Paid in capital	$1,143,474,079
Total distributable earnings (loss)	3,339,801,826

Net assets	$4,483,275,905

Class IB
Net asset value, offering and redemption price per share, $4,022,397,341 / 42,795,330 shares outstanding (unlimited amount authorized: $0.01 par value)	$93.99

Class K
Net asset value, offering and redemption price per share, $460,878,564 / 4,903,142 shares outstanding (unlimited amount authorized: $0.01 par value)	$94.00

(x)	Includes value of securities on loan of $69,917,522.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)
INVESTMENT INCOME
Dividends ($1,432,806 of dividend income received from affiliates) (net of $185,210 foreign withholding tax)	$32,829,854
Interest	1,622,385
Securities lending (net)	177,215

Total income	34,629,454

EXPENSES
Investment management fees	13,971,560
Distribution fees – Class IB	4,582,562
Administrative fees	1,835,368
Printing and mailing expenses	96,851
Professional fees	89,283
Trustees’ fees	62,666
Custodian fees	57,253
Miscellaneous	35,546

Total expenses	20,731,089

NET INVESTMENT INCOME (LOSS)	13,898,365

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($4,685,626 realized gain (loss) from affiliates)	173,113,002
Foreign currency transactions	11,726

Net realized gain (loss)	173,124,728

Change in unrealized appreciation (depreciation) on:
Investments in securities ($95,529,786 of change in unrealized appreciation (depreciation) from affiliates)	679,364,028
Foreign currency translations	(54,443)

Net change in unrealized appreciation (depreciation)	679,309,585

NET REALIZED AND UNREALIZED GAIN (LOSS)	852,434,313

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$866,332,678

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,898,365	$24,288,485
Net realized gain (loss)	173,124,728	212,235,663
Net change in unrealized appreciation (depreciation)	679,309,585	201,103,033

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	866,332,678	437,627,181

Distributions to shareholders:
Class IB	—	(225,035,312)
Class K	—	(27,233,522)

Total distributions to shareholders	—	(252,268,834)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 747,662 and 2,390,999 shares, respectively ]	63,078,488	182,301,504
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,892,797 shares, respectively ]	—	225,035,312
Capital shares repurchased [ (2,748,802) and (4,926,649) shares, respectively ]	(231,934,735)	(367,147,018)

Total Class IB transactions	(168,856,247)	40,189,798

Class K
Capital shares sold [ 106,809 and 172,166 shares, respectively ]	9,128,534	12,893,259
Capital shares issued in reinvestment of dividends and distributions [ 0 and 350,428 shares, respectively ]	—	27,233,522
Capital shares repurchased [ (396,081) and (978,368) shares, respectively ]	(33,416,772)	(72,319,820)

Total Class K transactions	(24,288,238)	(32,193,039)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(193,144,485)	7,996,759

TOTAL INCREASE (DECREASE) IN NET ASSETS	673,188,193	193,355,106
NET ASSETS:
Beginning of period	3,810,087,712	3,616,732,606

End of period	$4,483,275,905	$3,810,087,712

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025		2024	2023	2022		2021
Net asset value, beginning of period	$76.23		$72.22		$69.96	$62.33	$73.76		$63.68

Income (loss) from investment operations:
Net investment income (loss) (e)	0.27	(5)	0.48	(4)	0.40	0.39	0.30	(3)	0.35	(1)(2)
Net realized and unrealized gain (loss)	17.49		8.82		7.97	12.59	(8.19)		15.50

Total from investment operations	17.76		9.30		8.37	12.98	(7.89)		15.85

Less distributions:
Dividends from net investment income	—		(0.48)		(0.45)	(0.44)	(0.35)		(0.48)
Distributions from net realized gains	—		(4.81)		(5.66)	(4.91)	(3.19)		(5.29)

Total dividends and distributions	—		(5.29)		(6.11)	(5.35)	(3.54)		(5.77)

Net asset value, end of period	$93.99		$76.23		$72.22	$69.96	$62.33		$73.76

Total return (b)(y)	23.30%		12.82%		11.59%	21.04%	(10.67)%		25.15%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,022,397		$3,414,749		$3,209,374	$2,903,212	$2,542,134		$2,995,792
Ratio of expenses to average net assets (a)(f)	1.04%		1.05%		1.05%	1.06%	1.05%		1.05%
Ratio of net investment income (loss) to average net assets (a)(g)	0.65	%(ee)	0.65	%(dd)	0.54%	0.57%	0.46	%(cc)	0.47	%(aa)(bb)
Portfolio turnover rate^	2	%(z)	3%		4%	5%	3%		4%
Class K	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025		2024	2023	2022		2021
Net asset value, beginning of period	$76.14		$72.12		$69.86	$62.23	$73.64		$63.57

Income (loss) from investment operations:
Net investment income (loss) (e)	0.38	(5)	0.67	(4)	0.59	0.55	0.47	(3)	0.53	(1)(2)
Net realized and unrealized gain (loss)	17.48		8.83		7.97	12.60	(8.17)		15.47

Total from investment operations	17.86		9.50		8.56	13.15	(7.70)		16.00

Less distributions:
Dividends from net investment income	—		(0.67)		(0.64)	(0.61)	(0.52)		(0.64)
Distributions from net realized gains	—		(4.81)		(5.66)	(4.91)	(3.19)		(5.29)

Total dividends and distributions	—		(5.48)		(6.30)	(5.52)	(3.71)		(5.93)

Net asset value, end of period	$94.00		$76.14		$72.12	$69.86	$62.23		$73.64

Total return (b)(y)	23.46%		13.11%		11.86%	21.35%	(10.45)%		25.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$460,879		$395,339		$407,358	$421,024	$403,431		$500,683
Ratio of expenses to average net assets (a)(f)	0.79%		0.80%		0.80%	0.81%	0.80%		0.80%
Ratio of net investment income (loss) to average net assets (a)(g)	0.90	%(ee)	0.90	%(dd)	0.80%	0.82%	0.71	%(cc)	0.72	%(aa)(bb)
Portfolio turnover rate^	2	%(z)	3%		4%	5%	3%		4%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.19 and $0.37 for Class IB and Class K, respectively.
(2)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.19 and $0.37 for Class IB and Class K, respectively.
(3)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.22 and $0.39 for Class IB and Class K, respectively.
(4)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.39 and $0.57 for Class IB and Class K, respectively.
(5)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.19 and $0.29 for Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.22% lower.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.22% lower.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.12% lower.
(dd)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.13% lower.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.20% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (84.4%)
Communication Services (8.0%)
Diversified Telecommunication Services (3.7%)
APLD ComputeCo 2 LLC 6.750%, 3/15/31§	$500,000	$501,875
APLD ComputeCo 3 LLC 7.000%, 6/15/31§	600,000	599,460
Black Pearl Compute LLC 6.125%, 2/15/31§	525,000	531,153
CCO Holdings LLC 5.375%, 6/1/29§	574,000	560,568
6.375%, 9/1/29§	804,000	800,734
4.750%, 3/1/30§	600,000	568,434
4.750%, 2/1/32 (x)§	999,000	894,994
4.500%, 5/1/32 (x)	825,000	731,156
7.000%, 2/1/33§	125,000	122,813
4.500%, 6/1/33 (x)§	1,208,000	1,050,960
4.250%, 1/15/34 (x)§	875,000	740,469
7.375%, 2/1/36 (x)§	940,000	924,772
Core Scientific Finance I LLC 7.750%, 5/15/31§	400,000	405,500
Flash Compute LLC 7.250%, 12/31/30§	500,000	514,250
Level 3 Financing, Inc. 6.875%, 6/30/33§	740,000	759,040
Meridian Arc Holdco LLC 6.250%, 4/30/31§	700,000	700,287
PR RNO Property Owner 1 LLC 6.500%, 5/1/31§	375,000	374,765
SE Cosmos LLC 8.875%, 5/1/31§	650,000	667,680
SV RNO Property Owner 1 LLC 5.875%, 3/1/31§	475,000	467,367
Virgin Media Finance plc 5.000%, 7/15/30§	400,000	302,192
Virgin Media Secured Finance plc 5.500%, 5/15/29§	2,025,000	1,920,935
Windstream Services LLC 8.250%, 10/1/31§	553,000	583,382
WULF Compute LLC 7.750%, 10/15/30§	425,000	446,203
Zayo Group Holdings, Inc. + 0.00%), 5.750%, 3/9/30 PIK (k)§	308,087	307,979

		15,476,968

Entertainment (1.2%)
Cinemark USA, Inc. 5.250%, 7/15/28§	1,775,000	1,772,497
7.000%, 8/1/32§	1,000,000	1,031,580
Live Nation Entertainment, Inc. 6.500%, 5/15/27§	452,000	452,181
Playtika Holding Corp. 4.250%, 3/15/29 (x)§	2,000,000	1,786,080

		5,042,338

Media (3.1%)
CSC Holdings LLC 7.500%, 4/1/28§	450,000	120,937
6.500%, 2/1/29 (x)§	450,000	268,875
4.500%, 11/15/31§	300,000	175,500
Discovery Global Holdings, Inc. 5.050%, 3/15/42	$368,000	$269,586
DISH Network Corp. 11.750%, 11/15/27§	725,000	744,988
Gray Media, Inc. 10.500%, 7/15/29§	215,000	226,875
4.750%, 10/15/30§	1,045,000	750,571
9.625%, 7/15/32§	370,000	356,410
Lamar Media Corp. 5.375%, 11/1/33§	150,000	146,838
McGraw-Hill Education, Inc. 8.000%, 8/1/29§	1,348,000	1,348,607
Neptune Bidco US, Inc. 9.290%, 4/15/29§	1,432,000	1,458,850
9.500%, 2/15/33§	386,000	390,335
Nexstar Media, Inc. 6.500%, 9/15/33§	586,000	585,461
Outfront Media Capital LLC 4.250%, 1/15/29§	1,320,000	1,283,040
4.625%, 3/15/30§	650,000	630,467
6.000%, 6/15/34§	200,000	199,564
Sirius XM Radio LLC 3.125%, 9/1/26§	634,000	632,535
4.000%, 7/15/28§	475,000	462,897
5.500%, 7/1/29§	766,000	762,959
4.125%, 7/1/30§	75,000	70,420
3.875%, 9/1/31§	842,000	765,694
Univision Communications, Inc. 8.500%, 7/31/31§	1,122,000	1,125,445

		12,776,854

Total Communication Services		33,296,160

Consumer Discretionary (14.5%)
Automobile Components (1.3%)
Clarios Global LP 6.750%, 5/15/28§	1,204,000	1,224,613
6.750%, 2/15/30§	1,920,000	1,978,560
6.750%, 9/15/32§	936,000	953,456
Forvia SE 8.000%, 6/15/30 (x)§	649,000	683,345
ZF North America Capital, Inc. 7.500%, 3/24/31 (x)§	475,000	477,836

		5,317,810

Automobiles (0.2%)
Nissan Motor Co. Ltd. 7.500%, 7/17/30§	450,000	462,825
4.810%, 9/17/30 (x)§	450,000	418,770

		881,595

Broadline Retail (0.3%)
Getty Images, Inc. 14.000%, 3/1/28§	770,000	646,800
Match Group Holdings II LLC 6.125%, 9/15/33 (x)§	500,000	494,290

		1,141,090

Distributors (2.0%)
ADI Escrow Issuer LLC 7.125%, 7/15/34§	416,000	423,496

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Core & Main LP 6.000%, 7/1/34§	$251,000	$251,627
RB Global Holdings, Inc. 6.750%, 3/15/28§	863,000	873,814
7.750%, 3/15/31§	2,093,000	2,169,185
Resideo Funding, Inc. 6.500%, 7/15/32§	1,819,000	1,827,949
S&S Holdings LLC 8.375%, 10/1/31§	987,000	933,337
Velocity Vehicle Group LLC 8.000%, 6/1/29§	604,000	596,450
Windsor Holdings III LLC 8.500%, 6/15/30§	1,104,000	1,148,580

		8,224,438

Diversified Consumer Services (0.5%)
Champions Financing, Inc. 8.750%, 2/15/29 (x)§	825,000	802,313
Service Corp. International 5.750%, 10/15/32	469,000	470,932
Wand NewCo 3, Inc. 7.625%, 1/30/32§	990,000	1,022,472

		2,295,717

Hotels, Restaurants & Leisure (7.1%)
1011778 BC ULC 3.875%, 1/15/28§	680,000	664,897
5.625%, 9/15/29§	707,000	710,472
4.000%, 10/15/30§	1,300,000	1,226,875
A&K Travel Group Holdings Ltd. 7.500%, 5/15/33§	584,000	589,519
Boyd Gaming Corp. 4.750%, 6/15/31§	650,000	626,750
Brightstar Lottery plc 5.750%, 1/15/33§	600,000	587,940
Caesars Entertainment, Inc. 4.625%, 10/15/29 (x)§	700,000	672,000
7.000%, 2/15/30§	4,119,000	4,135,105
Carnival Corp. Ltd. 7.000%, 8/15/29§	518,000	536,777
5.750%, 8/1/32§	558,000	563,742
Churchill Downs, Inc. 5.750%, 4/1/30§	1,060,000	1,058,198
6.750%, 5/1/31§	350,000	356,125
Flutter Treasury DAC 6.375%, 4/29/29§	449,000	455,726
5.875%, 6/4/31§	1,511,000	1,502,659
Hilton Domestic Operating Co., Inc. 5.500%, 9/15/31§	392,000	392,490
5.500%, 3/31/34§	508,000	502,407
Hilton Grand Vacations Borrower LLC 6.625%, 1/15/32§	450,000	455,567
Kingpin Intermediate Holdings LLC 7.250%, 10/15/32 (x)§	608,000	514,879
Light & Wonder International, Inc. 7.500%, 9/1/31§	975,000	1,009,193
6.250%, 10/1/33§	175,000	173,906
Lindblad Expeditions LLC 7.000%, 9/15/30§	545,000	562,811
NCL Corp. Ltd. 6.750%, 2/1/32§	1,550,000	1,544,683
Ontario Gaming GTA LP 8.000%, 8/1/30§	$845,000	$836,356
Papa John’s International, Inc. 3.875%, 9/15/29§	200,000	191,602
Pioneer Opco LLC 7.000%, 5/15/33§	175,000	178,061
Rivers Enterprise Borrower LLC 6.625%, 2/1/33§	1,250,000	1,266,488
Sabre GLBL, Inc. 11.125%, 7/15/30§	710,000	679,711
Scientific Games Holdings LP 6.625%, 3/1/30§	570,000	487,299
Six Flags Entertainment Corp. 8.625%, 1/15/32 (x)§	560,000	576,548
Station Casinos LLC 4.500%, 2/15/28§	490,000	482,596
4.625%, 12/1/31§	1,825,000	1,731,578
Viking Cruises Ltd. 7.000%, 2/15/29§	668,000	668,080
Voyager Parent LLC 9.250%, 7/1/32§	1,840,000	1,944,530
Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/28§	474,000	465,482
5.625%, 3/1/33§	1,094,000	1,077,962
Yum! Brands, Inc. 4.625%, 1/31/32	400,000	383,024

		29,812,038

Household Durables (0.6%)
Century Communities, Inc. 6.625%, 9/15/33§	547,000	551,616
Newell Brands, Inc. 8.500%, 6/1/28§	608,000	635,956
6.625%, 5/15/32 (x)	656,000	664,200
Whirlpool Corp. 7.875%, 7/1/34§	536,000	539,109

		2,390,881

Specialty Retail (1.8%)
Asbury Automotive Group, Inc. 5.000%, 2/15/32§	1,000,000	952,510
EG Global Finance plc 12.000%, 11/30/28§	504,000	536,200
Gee Automotive Holdings LLC 7.250%, 3/1/31§	581,000	587,955
Global Auto Holdings Ltd. 8.375%, 1/15/29§	1,164,000	1,145,725
Group 1 Automotive, Inc. 4.000%, 8/15/28§	262,000	255,272
LCM Investments Holdings II LLC 8.250%, 8/1/31§	425,000	441,847
Lithia Motors, Inc. 4.375%, 1/15/31§	750,000	709,102
Michaels Cos., Inc. (The) 8.500%, 3/15/33§	725,000	717,750
Upbound Group, Inc. 6.375%, 2/15/29§	525,000	520,081
Victra Holdings LLC 8.750%, 9/15/29 (x)§	1,550,000	1,591,261

		7,457,703

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Textiles, Apparel & Luxury Goods (0.7%)
Beach Acquisition Bidco LLC 10.000%, 7/15/33 PIK§		$1,546,614	$1,678,280
Champ Acquisition Corp. 8.375%, 12/1/31§		780,000	815,693
William Carter Co. (The) 7.375%, 2/15/31 (x)§		500,000	516,080

			3,010,053

Total Consumer Discretionary			60,531,325

Consumer Staples (4.9%)
Beverages (0.2%)
Primo Water Holdings, Inc. 6.250%, 4/1/29§		230,000	230,234
4.375%, 4/30/29§		575,000	561,344

			791,578

Consumer Staples Distribution & Retail (1.4%)
Albertsons Cos., Inc. 5.750%, 3/31/34§		950,000	906,452
Performance Food Group, Inc. 6.125%, 9/15/32§		1,117,000	1,131,215
5.625%, 3/1/34§		1,426,000	1,400,104
US Foods, Inc. 4.750%, 2/15/29§		306,000	302,423
4.625%, 6/1/30 (x)§		225,000	219,586
7.250%, 1/15/32§		860,000	891,192
5.750%, 4/15/33§		900,000	900,423

			5,751,395

Food Products (2.6%)
Chobani LLC 6.375%, 4/15/34 (x)§		150,000	152,063
Darling Ingredients, Inc. 6.000%, 6/15/30§		1,320,000	1,328,672
Fiesta Purchaser, Inc. 9.625%, 9/15/32§		530,000	517,253
Froneri Lux FinCo. Sarl 4.750%, 8/1/32§	EUR	625,000	694,762
6.000%, 8/1/32§		$1,744,000	1,709,120
Lamb Weston Holdings, Inc. 4.375%, 1/31/32§		675,000	633,886
Post Holdings, Inc. 4.625%, 4/15/30§		782,000	755,608
4.500%, 9/15/31§		1,763,000	1,648,687
6.250%, 2/15/32§		602,000	610,091
6.500%, 3/15/36§		1,207,000	1,195,799
Simmons Foods, Inc. 4.625%, 3/1/29§		306,000	295,152
Viking Baked Goods Acquisition Corp. 8.625%, 11/1/31§		1,341,000	1,353,565

			10,894,658

Household Products (0.3%)
Energizer Holdings, Inc. 4.750%, 6/15/28§		1,164,000	1,154,141
4.375%, 3/31/29§		238,000	230,455

			1,384,596

Personal Care Products (0.4%)
Opal Bidco SAS 6.500%, 3/31/32§		400,000	407,532
Prestige Brands, Inc. 3.750%, 4/1/31§		100,000	91,722
6.250%, 7/15/34§		997,000	997,000

			1,496,254

Total Consumer Staples			20,318,481

Energy (9.6%)
Energy Equipment & Services (0.5%)
Transocean International Ltd. 8.750%, 2/15/30§		326,900	338,806
7.500%, 4/15/31 (x)		750,000	756,375
6.800%, 3/15/38 (x)		175,000	162,195
WBI Operating LLC 6.500%, 10/15/33§		974,000	978,256

			2,235,632

Oil, Gas & Consumable Fuels (9.1%)
Antero Midstream Partners LP 5.750%, 1/15/28§		382,000	382,546
5.750%, 7/1/34§		1,060,000	1,045,107
Blue Racer Midstream LLC 7.250%, 7/15/32§		448,000	462,072
Buckeye Partners LP 5.850%, 11/15/43		425,000	388,051
5.600%, 10/15/44		75,000	66,395
Caturus Energy LLC 7.125%, 5/15/31§		750,000	740,175
CNX Midstream Partners LP 4.750%, 4/15/30§		1,200,000	1,139,472
CNX Resources Corp. 5.875%, 3/1/34§		300,000	291,288
Comstock Resources, Inc. 6.750%, 3/1/29§		575,000	565,714
5.875%, 1/15/30§		1,450,000	1,368,075
Crescent Energy Finance LLC 7.625%, 4/1/32§		1,141,000	1,151,235
Delek Logistics Partners LP 8.625%, 3/15/29§		647,000	671,528
7.375%, 6/30/33§		607,000	619,480
6.875%, 6/1/34§		2,026,000	2,020,165
Genesis Energy LP 7.875%, 5/15/32		1,125,000	1,162,327
8.000%, 5/15/33		400,000	416,668
6.750%, 3/15/34		1,547,000	1,536,496
Harvest Midstream I LP 7.500%, 5/15/32§		50,000	51,715
6.750%, 5/15/34§		325,000	329,063
Hilcorp Energy I LP 6.250%, 4/15/32§		550,000	531,856
6.875%, 5/15/34§		300,000	291,444
7.250%, 2/15/35§		1,075,000	1,057,531
Infinity Natural Resources LLC 7.625%, 4/1/31§		625,000	620,763
Kinetik Holdings LP 6.625%, 12/15/28§		186,000	188,710
5.875%, 6/15/30§		967,000	970,452

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Matador Resources Co. 6.250%, 4/15/33§	$1,225,000	$1,217,675
NGL Energy Operating LLC 8.375%, 2/15/32§	1,523,000	1,583,829
Northern Oil & Gas, Inc. 7.875%, 10/15/33§	616,000	612,150
Permian Resources Operating LLC 5.875%, 7/1/29§	412,000	411,300
6.250%, 2/1/33§	502,000	512,040
Prairie Acquiror LP 9.000%, 8/1/29§	1,150,000	1,192,147
SM Energy Co. 7.000%, 8/1/32 (x)§	750,000	756,218
6.625%, 4/15/34 (x)§	775,000	762,491
Summit Midstream Holdings LLC 8.625%, 10/31/29§	1,972,000	2,056,421
Sunoco LP 4.500%, 5/15/29	388,000	378,490
7.250%, 5/1/32§	526,000	544,347
5.875%, 3/15/34§	1,875,000	1,842,394
5.625%, 7/15/34§	929,000	905,988
Tallgrass Energy Partners LP 6.000%, 9/1/31§	300,000	296,523
6.750%, 3/15/34§	625,000	629,912
Venture Global LNG, Inc. 9.500%, 2/1/29§	150,000	161,722
8.375%, 6/1/31§	825,000	858,000
9.875%, 2/1/32§	700,000	746,053
6.375%, 12/15/34§	225,000	221,166
6.625%, 6/15/36§	700,000	689,892
Venture Global Plaquemines LNG LLC 7.750%, 5/1/35§	600,000	672,750
6.750%, 1/15/36§	500,000	530,000
Western Midstream Operating LP 7.250%, 4/1/30§	584,000	611,264
Wildfire Intermediate Holdings LLC 7.500%, 10/15/29§	1,575,000	1,614,926

		37,876,026

Total Energy		40,111,658

Financials (10.4%)
Banks (0.3%)
Armor Holdco, Inc. 8.500%, 11/15/29§	1,138,000	1,144,350

Capital Markets (1.1%)
Aretec Group, Inc. 10.000%, 8/15/30§	335,000	352,772
HAT Holdings I LLC 3.750%, 9/15/30 (x)§	1,225,000	1,144,319
Jane Street Group 6.125%, 11/1/32§	400,000	399,280
6.750%, 5/1/33§	875,000	898,642
Stonex Escrow Issuer LLC 6.875%, 7/15/32§	1,225,000	1,256,789
StoneX Group, Inc. 7.875%, 3/1/31§	400,000	419,012

		4,470,814

Consumer Finance (2.1%)
Ally Financial, Inc. 6.700%, 2/14/33 (x)	1,675,000	1,721,273
Azorra Finance Ltd. 7.750%, 4/15/30§	1,500,000	1,557,619
Bread Financial Holdings, Inc. 8.375%, 6/15/35§	825,000	860,203
Credit Acceptance Corp. 9.250%, 12/15/28§	400,000	416,516
GGAM Finance Ltd. 8.000%, 2/15/27§	364,000	364,222
8.000%, 6/15/28§	674,000	696,984
OneMain Finance Corp. 7.875%, 3/15/30	125,000	130,000
4.000%, 9/15/30	2,100,000	1,938,573
7.500%, 5/15/31	300,000	309,663
PROG Holdings, Inc. 6.000%, 11/15/29§	1,025,000	1,000,533

		8,995,586

Financial Services (2.4%)
Block, Inc. 6.000%, 8/15/33§	314,000	315,752
Freedom Mortgage Holdings LLC 9.250%, 2/1/29§	604,000	627,067
8.375%, 4/1/32§	710,000	720,834
7.875%, 4/1/33§	600,000	584,478
ION Platform Finance US, Inc. 7.875%, 9/30/32§	790,000	572,908
Rocket Cos., Inc. 6.500%, 8/1/29§	525,000	535,745
6.125%, 8/1/30§	100,000	101,861
7.125%, 2/1/32§	200,000	207,660
6.375%, 8/1/33§	250,000	254,338
6.500%, 6/15/34§	800,000	820,456
Rocket Mortgage LLC 3.875%, 3/1/31§	1,525,000	1,427,781
Shift4 Payments LLC 6.750%, 8/15/32§	2,489,000	2,495,223
WEX, Inc. 6.500%, 3/15/33§	1,450,000	1,442,750

		10,106,853

Insurance (4.3%)
Acrisure LLC 8.250%, 2/1/29§	1,872,000	1,757,602
7.500%, 11/6/30§	650,000	615,875
Alliant Holdings Intermediate LLC 6.500%, 10/1/31§	1,600,000	1,595,840
AmWINS Group, Inc. 4.875%, 6/30/29§	1,350,000	1,299,105
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc. 7.500%, 7/15/33 (x)§	1,375,000	1,310,292
Ardonagh Finco Ltd. 7.750%, 2/15/31§	450,000	454,968
Ardonagh Group Finance Ltd. 8.875%, 2/15/32§	2,487,000	2,413,932
Asurion LLC 8.000%, 12/31/32§	598,000	603,980
8.375%, 2/1/34§	1,842,000	1,699,245

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Broadstreet Partners Group LLC 5.875%, 4/15/29§	$576,000	$559,976
CRC Insurance Group LLC 7.125%, 6/1/31§	1,575,000	1,567,834
Howden UK Refinance plc 7.250%, 2/15/31§	875,000	847,805
8.125%, 2/15/32§	850,000	762,646
HUB International Ltd. 7.250%, 6/15/30§	738,000	756,214
Nassau Cos. of New York (The) 7.875%, 7/15/30§	1,750,000	1,669,132

		17,914,446

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
Starwood Property Trust, Inc. (REIT) 6.500%, 7/1/30§	334,000	340,894
6.125%, 6/1/31§	661,000	665,316

		1,006,210

Total Financials		43,638,259

Health Care (5.4%)
Biotechnology (0.3%)
BioMarin Pharmaceutical, Inc. 5.500%, 2/15/34§	1,005,000	983,332
Grifols SA 4.750%, 10/15/28§	275,000	269,236

		1,252,568

Health Care Equipment & Supplies (0.9%)
Insulet Corp. 6.500%, 4/1/33§	725,000	733,932
Medline Borrower LP 5.250%, 10/1/29§	1,174,000	1,165,371
Neogen Food Safety Corp. 8.625%, 7/20/30§	1,395,000	1,466,857
Teleflex, Inc. 5.875%, 1/15/32§	475,000	479,142

		3,845,302

Health Care Providers & Services (3.1%)
Acadia Healthcare Co., Inc. 5.500%, 7/1/28§	250,000	248,182
5.000%, 4/15/29§	150,000	147,516
Concentra Health Services, Inc. 6.875%, 7/15/32§	525,000	543,979
DaVita, Inc. 4.625%, 6/1/30§	525,000	507,775
3.750%, 2/15/31§	500,000	463,125
6.875%, 9/1/32§	125,000	128,906
6.750%, 7/15/33§	775,000	797,529
Encompass Health Corp. 5.875%, 6/1/34§	706,000	704,962
HealthEquity, Inc. 4.500%, 10/1/29§	971,000	943,200
LifePoint Health, Inc. 10.000%, 6/1/32§	1,900,000	1,897,625
Select Medical Corp. 6.250%, 12/1/32 (x)§	1,075,000	1,042,858
Star Parent, Inc. 9.000%, 10/1/30§	1,363,000	1,426,039
Surgery Center Holdings, Inc. 7.250%, 4/15/32 (x)§	1,850,000	1,874,290
Tenet Healthcare Corp. 6.125%, 10/1/28	490,000	491,838
5.500%, 11/15/32§	425,000	422,535
US Acute Care Solutions LLC 9.750%, 5/15/29§	1,470,000	1,379,492

		13,019,851

Health Care Technology (0.9%)
IQVIA, Inc. 5.000%, 5/15/27§	200,000	199,910
5.700%, 5/15/28	810,000	822,935
6.250%, 2/1/29	1,048,000	1,083,619
6.250%, 6/1/32§	1,736,000	1,764,766

		3,871,230

Life Sciences Tools & Services (0.2%)
Charles River Laboratories International, Inc. 4.000%, 3/15/31§	800,000	748,896

Total Health Care		22,737,847

Industrials (13.8%)
Aerospace & Defense (1.1%)
ATI, Inc. 5.875%, 6/15/33	225,000	228,150
Goat Holdco LLC 6.750%, 2/1/32§	832,000	851,460
Moog, Inc. 5.500%, 10/15/34§	528,000	520,846
TransDigm, Inc. 7.125%, 12/1/31§	325,000	335,904
6.375%, 5/31/33§	2,400,000	2,422,224
6.750%, 1/31/34§	300,000	307,875

		4,666,459

Building Products (1.4%)
Advanced Drainage Systems, Inc. 6.375%, 6/15/30§	485,000	490,243
Ameritex Holdco Intermediate LLC 7.625%, 8/15/33§	836,000	873,386
EMRLD Borrower LP 6.625%, 12/15/30§	1,284,000	1,312,954
New Enterprise Stone & Lime Co., Inc. 5.250%, 7/15/28§	547,000	544,238
Quikrete Holdings, Inc. 6.750%, 3/1/33§	625,000	636,119
Smyrna Ready Mix Concrete LLC 6.000%, 11/1/28§	1,125,000	1,126,721
Standard Building Solutions, Inc. 5.875%, 3/15/34§	929,000	894,162

		5,877,823

Commercial Services & Supplies (4.7%)
ACCO Brands Corp. 4.250%, 3/15/29§	798,000	741,502
ADT Security Corp. (The) 4.875%, 7/15/32§	1,000,000	943,040
5.875%, 10/15/33§	863,000	846,819
Allied Universal Holdco LLC 6.000%, 6/1/29 (x)§	151,000	150,103
6.875%, 6/15/30§	560,000	574,375
7.875%, 2/15/31§	658,000	688,018
APi Group DE, Inc. 5.750%, 6/1/34§	1,476,000	1,463,085

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Aramark Services, Inc. 5.000%, 2/1/28§	$2,145,000	$2,136,870
Clarivate Science Holdings Corp. 4.875%, 7/1/29§	1,025,000	915,940
CompoSecure Holdings LLC 5.625%, 2/1/33§	750,000	732,118
Garda World Security Corp. 7.750%, 2/15/28§	372,000	377,424
6.000%, 6/1/29§	500,000	491,405
6.500%, 1/15/31§	379,000	383,919
8.250%, 8/1/32§	615,000	628,426
8.375%, 11/15/32§	1,125,000	1,150,076
GFL Environmental Holdings US, Inc. 5.500%, 2/1/34§	630,000	615,995
GFL Environmental, Inc. 4.750%, 6/15/29§	292,000	287,281
Madison IAQ LLC 5.875%, 6/30/29 (x)§	1,515,000	1,512,970
Raven Acquisition Holdings LLC 6.875%, 11/15/31§	859,000	839,303
Veritiv Operating Co. 10.500%, 11/30/30§	1,484,000	1,517,390
Waste Pro USA, Inc. 7.000%, 2/1/33 (x)§	1,750,000	1,790,792
Williams Scotsman, Inc. 7.375%, 10/1/31§	708,000	731,959

		19,518,810

Construction & Engineering (0.8%)
AECOM 6.000%, 8/1/33§	654,000	653,791
Arcosa, Inc. 6.875%, 8/15/32§	497,000	518,450
Dycom Industries, Inc. 4.500%, 4/15/29§	623,000	608,228
Global Infrastructure Solutions, Inc. 6.375%, 7/15/34§	625,000	627,344
Granite Construction, Inc. 6.375%, 6/15/34§	634,000	645,818
Weekley Homes LLC 4.875%, 9/15/28§	392,000	386,277

		3,439,908

Electrical Equipment (0.2%)
EnerSys 6.625%, 1/15/32§	437,000	446,116
Solaris Energy Infrastructure LLC 6.375%, 5/15/31§	375,000	379,336

		825,452

Ground Transportation (1.3%)
Beacon Mobility Corp. 7.250%, 8/1/30§	818,000	849,084
GB AIT Buyer, Inc. 8.750%, 4/30/34§	403,000	403,588
Genesee & Wyoming, Inc. 6.250%, 4/15/32§	370,000	375,028
NESCO Holdings II, Inc. 5.500%, 4/15/29§	1,154,000	1,149,269
Synergy Infrastructure Holdings LLC 7.875%, 12/1/30§	567,000	593,247
7.000%, 7/15/34§	126,000	127,890
Watco Cos. LLC 7.125%, 8/1/32§	1,203,000	1,233,436
XPO, Inc. 7.125%, 6/1/31§	736,000	760,089

		5,491,631

Machinery (1.2%)
ATS Corp. 4.125%, 12/15/28§	758,000	738,004
Chart Industries, Inc. 7.500%, 1/1/30§	1,342,000	1,386,554
Columbus McKinnon Corp. 7.125%, 2/1/33 (x)§	390,000	390,024
Enpro, Inc. 6.125%, 6/1/33§	365,000	370,285
Esab Corp. 6.250%, 4/15/29§	232,000	235,058
5.625%, 4/1/31§	271,000	270,813
Lsf12 Helix Parent LLC 7.125%, 2/1/33§	961,000	929,777
Terex Corp. 6.250%, 10/15/32§	571,000	577,412

		4,897,927

Passenger Airlines (0.1%)
American Airlines, Inc. 5.750%, 4/20/29§	550,000	551,100

Professional Services (1.0%)
Amentum Holdings, Inc. 7.250%, 8/1/32§	1,275,000	1,313,250
CACI International, Inc. 6.375%, 6/15/33§	375,000	380,400
VT Topco, Inc. 8.500%, 8/15/30 (x)§	2,331,000	2,365,965

		4,059,615

Trading Companies & Distributors (2.0%)
EquipmentShare.com, Inc. 7.125%, 7/1/34§	550,000	541,585
FTAI Aviation Investors LLC 7.000%, 5/1/31§	750,000	775,230
7.000%, 6/15/32§	425,000	437,784
Herc Holdings, Inc. 7.000%, 6/15/30§	400,000	413,500
6.000%, 3/15/34 (x)§	1,977,000	1,963,408
QXO Building Products, Inc. 6.750%, 4/30/32§	500,000	516,335
United Rentals North America, Inc. 6.000%, 12/15/29§	658,000	668,219
5.375%, 11/15/33§	500,000	492,500
WESCO Distribution, Inc. 6.375%, 3/15/29§	382,000	388,788
6.625%, 3/15/32§	474,000	488,457
6.375%, 3/15/33§	845,000	865,948
5.500%, 4/15/34§	925,000	915,361

		8,467,115

Total Industrials		57,795,840

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Information Technology (6.9%)
Electronic Equipment, Instruments & Components (0.1%)
Insight Enterprises, Inc. 6.625%, 5/15/32§	$175,000	$177,739
Zebra Technologies Corp. 6.500%, 6/1/32§	421,000	426,081

		603,820

IT Services (0.8%)
Ahead DB Holdings LLC 6.625%, 5/1/28 (x)§	312,000	310,683
Everforth, Inc. 4.625%, 5/15/28§	875,000	808,771
ION Platform Finance US, Inc. 4.625%, 5/1/28§	442,000	402,220
5.750%, 5/15/28§	1,026,000	940,976
Unisys Corp. 10.625%, 1/15/31 (x)§	810,000	760,736

		3,223,386

Semiconductors & Semiconductor Equipment (0.7%)
Amkor Technology, Inc. 5.875%, 10/1/33§	659,000	659,208
Qnity Electronics, Inc. 6.250%, 8/15/33§	2,081,000	2,116,252

		2,775,460

Software (5.3%)
AthenaHealth Group, Inc. 6.500%, 2/15/30§	2,466,000	2,363,562
Capstone Borrower, Inc. 8.000%, 6/15/30§	2,331,000	2,213,634
Cloud Software Group LLC 6.500%, 3/31/29§	374,000	363,173
9.000%, 9/30/29§	1,376,000	1,334,665
8.250%, 6/30/32§	656,000	613,852
Dye & Durham Ltd. 8.625%, 4/15/29 (x)§	940,000	658,000
Ellucian Holdings, Inc. 6.500%, 12/1/29§	1,920,000	1,860,000
Gen Digital, Inc. 7.125%, 9/30/30 (x)§	522,000	530,279
McAfee Corp. 7.375%, 2/15/30 (x)§	1,232,000	1,047,200
NCR Voyix Corp. 5.000%, 10/1/28§	569,000	554,775
5.125%, 4/15/29§	482,000	468,538
OAK-Eagle Acquireco, Inc. 7.250%, 7/1/33§	627,000	654,137
8.750%, 7/1/34§	650,000	689,819
Open Text Corp. 3.875%, 12/1/29§	75,000	68,906
Rocket Software, Inc. 9.000%, 11/28/28§	630,000	624,248
6.500%, 2/15/29 (x)§	416,000	373,061
SS&C Technologies, Inc. 5.500%, 9/30/27§	1,072,000	1,073,147
6.500%, 6/1/32§	1,927,000	1,941,453
UKG, Inc. 6.875%, 2/1/31§	2,814,000	2,733,266
ZoomInfo Technologies LLC 3.875%, 2/1/29 (x)§	2,782,000	2,250,582

		22,416,297

Total Information Technology		29,018,963

Materials (8.0%)
Chemicals (3.4%)
Avient Corp. 7.125%, 8/1/30§	773,000	785,484
Axalta Coating Systems Dutch Holding B BV 7.250%, 2/15/31§	150,000	155,554
Axalta Coating Systems LLC 4.750%, 6/15/27§	570,000	568,900
Bond US Bidco 1, Inc. 7.125%, 6/15/33§	600,000	605,166
Celanese US Holdings LLC 6.750%, 4/15/33 (x)	774,000	786,988
HB Fuller Co. 4.250%, 10/15/28	602,000	591,387
Illuminate Buyer LLC 9.000%, 7/1/28§	360,000	359,204
INEOS Quattro Finance 2 plc 9.625%, 3/15/29§	970,000	910,519
Maxam Prill Sarl 7.750%, 7/15/30§	936,000	962,236
Minerals Technologies, Inc. 5.000%, 7/1/28§	1,170,000	1,158,300
NOVA Chemicals Corp. 8.500%, 11/15/28§	885,000	914,187
9.000%, 2/15/30§	186,000	194,826
7.000%, 12/1/31§	287,000	301,640
Nufarm Australia Ltd. 5.000%, 1/27/30§	1,020,000	967,613
Olympus Water US Holding Corp. 4.250%, 10/1/28§	646,000	626,620
6.250%, 10/1/29§	200,000	196,758
7.250%, 6/15/31§	600,000	608,430
Solstice Advanced Materials, Inc. 5.625%, 9/30/33§	370,000	367,747
Stonepeak Motion Holdco Ltd. 6.125%, 7/15/33§	1,418,000	1,419,772
WR Grace Holdings LLC 5.625%, 8/15/29§	1,577,000	1,479,747
7.000%, 8/1/33§	181,000	176,462

		14,137,540

Containers & Packaging (2.5%)
Ardagh Metal Packaging Finance USA LLC 4.000%, 9/1/29§	1,734,000	1,645,410
6.250%, 1/30/31§	1,431,000	1,444,051
Clydesdale Acquisition Holdings, Inc. 8.750%, 4/15/30 (x)§	1,388,000	1,369,179
6.750%, 4/15/32§	386,000	374,362
Graphic Packaging International LLC 6.375%, 7/15/32 (x)§	370,000	373,237
Mauser Packaging Solutions Holding Co. 7.875%, 4/15/30§	596,000	608,450
9.250%, 4/15/30§	1,860,000	1,827,450

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Owens-Brockway Glass Container, Inc. 7.250%, 5/15/31 (x)§	$418,000	$413,026
9.500%, 6/1/33 (x)§	516,000	528,173
Toucan FinCo Ltd. 9.500%, 5/15/30§	728,000	684,640
Trivium Packaging Finance BV 8.250%, 7/15/30 (x)§	360,000	380,423
12.250%, 1/15/31§	780,000	862,961

		10,511,362

Metals & Mining (1.6%)
Arsenal AIC Parent LLC 8.000%, 10/1/30§	900,000	938,259
11.500%, 10/1/31§	500,000	535,565
Commercial Metals Co. 6.000%, 12/15/35§	417,000	415,699
Kaiser Aluminum Corp. 4.500%, 6/1/31§	792,000	755,996
Novelis Corp. 4.750%, 1/30/30§	1,300,000	1,254,500
6.875%, 1/30/30§	281,000	287,514
6.375%, 8/15/33§	1,114,000	1,118,645
SunCoke Energy, Inc. 4.875%, 6/30/29§	1,750,000	1,656,252

		6,962,430

Paper & Forest Products (0.5%)
Magnera Corp. 4.750%, 11/15/29§	500,000	466,090
7.250%, 11/15/31§	1,605,000	1,565,485

		2,031,575

Total Materials		33,642,907

Real Estate (2.1%)
Diversified REITs (0.1%)
VICI Properties LP (REIT) 4.250%, 12/1/26§	470,000	469,089

Health Care REITs (0.3%)
MPT Operating Partnership LP (REIT) 3.500%, 3/15/31	925,000	635,938
8.500%, 2/15/32§	675,000	689,958

		1,325,896

Hotel & Resort REITs (0.8%)
Park Intermediate Holdings LLC (REIT) 5.875%, 10/1/28§	576,000	575,827
Pebblebrook Hotel LP (REIT) 6.375%, 10/15/29§	372,000	376,948
RHP Hotel Properties LP (REIT) 6.500%, 6/15/33§	1,050,000	1,075,862
5.750%, 3/15/34§	200,000	197,670
Service Properties Trust (REIT) 8.625%, 11/15/31§	750,000	788,272

		3,014,579

Real Estate Management & Development (0.2%)
Cushman & Wakefield US Borrower LLC 6.750%, 5/15/28§	226,000	226,447
Greystar Real Estate Partners LLC 7.750%, 9/1/30§	548,000	568,161

		794,608

Specialized REITs (0.7%)
Iron Mountain, Inc. (REIT) 5.250%, 3/15/28§	500,000	499,425
5.000%, 7/15/28§	709,000	705,455
6.250%, 1/15/35§	1,605,000	1,611,019
SBA Communications Corp. (REIT) 3.875%, 2/15/27	164,000	163,094

		2,978,993

Total Real Estate		8,583,165

Utilities (0.8%)
Electric Utilities (0.5%)
NRG Energy, Inc. 5.875%, 5/15/34§	425,000	422,318
6.125%, 5/15/36§	575,000	574,707
VoltaGrid LLC 7.375%, 11/1/30§	1,025,000	1,060,875

		2,057,900

Gas Utilities (0.3%)
AmeriGas Partners LP 6.875%, 6/1/31§	800,000	809,408
Suburban Propane Partners LP 5.000%, 6/1/31§	325,000	307,629

		1,117,037

Total Utilities		3,174,937

Total Corporate Bonds		352,849,542

Loan Participations (2.6%)
Communication Services (0.0%)†
Media (0.0%)†
Loyalty Ventures, Inc., 1st Lien Term Loan B (US Prime Rate + 5.50%), 12.250%, 11/3/26 (k)	305,297	24,424

Total Communication Services		24,424

Consumer Discretionary (0.2%)
Diversified Consumer Services (0.1%)
Champions Financing, Inc., 1st Lien Initial Term Loan (CME Term SOFR 3 Month + 4.75%), 8.416%, 2/6/29 (k)	567,776	528,899

Specialty Retail (0.1%)
Victra Holdings LLC, 1st Lien Incremental Term Loan (CME Term SOFR 3 Month + 3.75%), 7.450%, 3/30/29 (k)	228,668	225,524

Total Consumer Discretionary		754,423

Consumer Staples (0.2%)
Beverages (0.2%)
Arterra Wines Canada, Inc., 1st Lien Initial Term Loan B1 (CME Term SOFR 3 Month + 3.50%), 7.494%, 11/25/27 (k)	766,879	759,809

Total Consumer Staples		759,809

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Financials (0.7%)
Capital Markets (0.6%)
Guardian U.S. Holdco LLC, 1st Lien Term Loan (CME Term SOFR 3 Month + 3.25%), 6.950%, 1/31/30 (k)	$573,563	$565,138
Nexus Buyer LLC, 1st Lien Initial Term Loan (CME Term SOFR 1 Month + 3.50%), 7.120%, 7/31/31 (k)	767,115	738,109
Nexus Buyer LLC, 2nd Lien Initial Term Loan (CME Term SOFR 1 Month + 5.75%), 9.370%, 2/16/32 (k)	1,150,000	1,114,925

		2,418,172

Insurance (0.1%)
Acrisure LLC, 1st Lien Term Loan B6 (CME Term SOFR 1 Month + 3.00%), 6.644%, 11/6/30 (k)	197,995	178,987
Asurion LLC, 2nd Lien Term Loan B4 (CME Term SOFR 3 Month + 5.25%), 9.175%, 1/19/29 (k)	314,019	309,996
Truist Insurance Holdings LLC, 2nd Lien Initial Term Loan (CME Term SOFR 3 Month + 4.75%), 8.482%, 5/6/32 (k)	133,734	130,390

		619,373

Total Financials		3,037,545

Health Care (0.1%)
Health Care Providers & Services (0.1%)
Sound Inpatient Physicians, Inc., 1st Lien Term Loan C (CME Term SOFR 3 Month + 6.75%), 10.711%, 6/28/29 PIK (k)	285,139	283,476

Total Health Care		283,476

Industrials (0.1%)
Commercial Services & Supplies (0.1%)
Anticimex Global AB, 1st Lien Term Loan (CME Term SOFR 1 Day + 2.90%), 6.410%, 11/17/31 (k)	248,125	248,276

Total Industrials		248,276

Information Technology (1.3%)
Software (1.3%)
Ascend Learning LLC, 1st Lien Initial Term Loan (CME Term SOFR 1 Month + 3.00%), 6.644%, 12/11/28 (k)	686,873	669,415
Darktrace Finco U.S. LLC, 1st Lien Initial Term Loan (CME Term SOFR 3 Month + 3.25%), 6.927%, 10/9/31 (k)	851,304	779,831
Darktrace Finco U.S. LLC, 2nd Lien Initial Term Loan (CME Term SOFR 3 Month + 5.25%), 8.927%, 10/11/32 (k)	875,000	792,422
Dayforce Bidco LLC, 1st Lien Initial Term Loan (CME Term SOFR 3 Month + 3.00%), 6.663%, 2/4/33 (k)	1,075,000	976,906
Kaseya, Inc., 2nd Lien Initial Term Loan (CME Term SOFR 3 Month + 5.00%), 8.663%, 3/21/33 (k)	525,000	316,750
Modena Buyer LLC, 1st Lien Initial Term Loan (CME Term SOFR 3 Month + 4.25%), 7.913%, 7/1/31 (k)	566,375	522,127
OAK-Eagle Acquireco, Inc., 1st Lien Term Loan B1 (CME Term SOFR 12 Month + 3.50%), 6.967%, 3/23/33 (k)	450,000	450,937
Proofpoint, Inc., 1st Lien Refinancing Term Loan (CME Term SOFR 3 Month + 3.00%), 6.732%, 8/31/28 (k)	102,437	98,325
Red Planet Borrower LLC, 1st Lien Initial Term Loan (CME Term SOFR 1 Month + 3.75%), 7.370%, 9/8/32 (k)	406,574	406,139
Sophos Holdings LLC, 1st Lien Term Loan (CME Term SOFR 1 Month + 3.50%), 7.258%, 3/5/27 (k)	596,827	553,557

Total Information Technology		5,566,409

Total Loan Participations		10,674,362

Total Long-Term Debt Securities (87.0%) (Cost $367,973,566)		363,523,904

	Number of Shares	Value (Note 1)
COMMON STOCK:
Health Care (0.0%)†
Health Care Providers & Services (0.0%)†
Sound Inpatient Physicians, Inc., Class A (r)*	377,134	82,307
Sound Inpatient Physicians, Inc., Class A2 (r)*	16,883	12,662

Total Common Stocks (0.0%)† (Cost $–)		94,969

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (9.0%)
iShares Broad USD High Yield Corporate Bond ETF	428,350	15,857,517
iShares iBoxx USD High Yield Corporate Bond ETF (x)	37,700	3,014,869
State Street SPDR Bloomberg High Yield Bond ETF (x)	30,634	2,952,199
State Street SPDR Portfolio High Yield Bond ETF	676,530	15,857,863

Total Exchange Traded Funds (9.0%) (Cost$ 39,848,650)		37,682,448

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (7.6%)
Allspring Government Money Market Fund, Select Shares 3.57% (7 day yield) (xx)	5,000,000	$5,000,000
BlackRock Liquidity FedFund, Institutional Shares 3.54% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	3,000,000	3,000,000
Goldman Sachs Financial Square Funds - Government Fund 3.53% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	10,887,044	10,887,044
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	6,388,535	6,388,534
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	200,000	200,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.58% (7 day yield) (xx)	1,000,000	1,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 3.53% (7 day yield) (xx)	2,150,416	2,150,416

Total Investment Companies		31,625,994

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (0.5%)
U.S. Treasury Bills 3.38%, 7/16/26 (p)	$2,175,000	2,171,738

Total Short-Term Investments (8.1%) (Cost $33,799,310)		33,797,732

Total Investments in Securities (104.1%) (Cost $441,621,526)		435,099,053
Other Assets Less Liabilities (-4.1%)		(17,143,776)

Net Assets (100%)		$417,955,277

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2026, the market value of these securities amounted to $336,560,189 or 80.5% of net assets.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2026.
(r)	Fair value determined using significant unobservable inputs.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $28,293,662. This was collateralized by $3,669,547 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.250%, maturing 1/15/27 – 5/15/56 and by cash of $25,237,460 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CME	— Chicago Mercantile Exchange
EUR	— European Currency Unit
PIK	— Payment-in Kind Security
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

Forward Foreign Currency Contracts outstanding as of June 30, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	727,602	EUR	623,000	JPMorgan Chase Bank	8/20/2026	14,264

Net unrealized appreciation						14,264

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Health Care	$—	$—	$94,969	$94,969
Corporate Bonds
Communication Services	—	33,296,160	—	33,296,160
Consumer Discretionary	—	60,531,325	—	60,531,325
Consumer Staples	—	20,318,481	—	20,318,481
Energy	—	40,111,658	—	40,111,658
Financials	—	43,638,259	—	43,638,259
Health Care	—	22,737,847	—	22,737,847
Industrials	—	57,795,840	—	57,795,840
Information Technology	—	29,018,963	—	29,018,963
Materials	—	33,642,907	—	33,642,907
Real Estate	—	8,583,165	—	8,583,165
Utilities	—	3,174,937	—	3,174,937
Exchange Traded Funds	37,682,448	—	—	37,682,448
Forward Currency Contracts	—	14,264	—	14,264
Loan Participations
Communication Services	—	24,424	—	24,424
Consumer Discretionary	—	754,423	—	754,423
Consumer Staples	—	759,809	—	759,809
Financials	—	3,037,545	—	3,037,545
Health Care	—	283,476	—	283,476
Industrials	—	248,276	—	248,276
Information Technology	—	5,566,409	—	5,566,409
Short-Term Investments
Investment Companies	31,625,994	—	—	31,625,994
U.S. Treasury Obligations	—	2,171,738	—	2,171,738

Total Assets	$69,308,442	$365,709,906	$94,969	$435,113,317

Total	$69,308,442	$365,709,906	$94,969	$435,113,317

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$14,264

Total		$14,264

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$1,873	$1,873

Total	$1,873	$1,873

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$26,480	$26,480

Total	$26,480	$26,480

^	The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$305,000
Average settlement value sold — in USD	930,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2026:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
JPMorgan Securities, Inc.	$14,264	$—	$—	$14,264

Total	$14,264	$—	$—	$14,264

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$89,671,892
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$78,319,564

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,778,569
Aggregate gross unrealized depreciation	(9,463,707)

Net unrealized depreciation	$(6,685,138)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$441,798,455

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $441,621,526)	$435,099,053
Cash	5,011,915
Foreign cash (Cost $3,543)	3,304
Dividends, interest and other receivables	6,446,005
Receivable for securities sold	1,664,000
Receivable for Portfolio shares sold	192,496
Due from Custodian	125,000
Securities lending income receivable	17,507
Unrealized appreciation on forward foreign currency contracts	14,264
Other assets	4,238

Total assets	448,577,782

LIABILITIES
Payable for return of collateral on securities loaned	25,237,460
Payable for securities purchased	4,789,125
Payable for Portfolio shares repurchased	227,416
Investment management fees payable	189,415
Distribution fees payable – Class IB	51,650
Administrative fees payable	42,901
Accrued expenses	84,538

Total liabilities	30,622,505

Commitments and contingent liabilities^
NET ASSETS	$417,955,277

Net assets were comprised of:
Paid in capital	$439,767,930
Total distributable earnings (loss)	(21,812,653)

Net assets	$417,955,277

Class IB
Net asset value, offering and redemption price per share, $251,364,264 / 27,312,676 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.20

Class K
Net asset value, offering and redemption price per share, $166,591,013 / 18,084,218 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.21

(x)	Includes value of securities on loan of $28,293,662.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest	$12,631,659
Dividends	1,180,357
Securities lending (net)	117,981

Total income	13,929,997

EXPENSES
Investment management fees	1,236,279
Distribution fees – Class IB	309,967
Administrative fees	256,495
Custodian fees	48,384
Professional fees	41,231
Printing and mailing expenses	16,872
Trustees’ fees	6,426
Miscellaneous	36,542

Gross expenses	1,952,196
Less: Waiver from investment manager	(96,788)

Net expenses	1,855,408

NET INVESTMENT INCOME (LOSS)	12,074,589

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(1,711,136)
Forward foreign currency contracts	1,873
Foreign currency transactions	15,438

Net realized gain (loss)	(1,693,825)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(6,005,943)
Forward foreign currency contracts	26,480
Foreign currency translations	(506)

Net change in unrealized appreciation (depreciation)	(5,979,969)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(7,673,794)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,400,795

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,074,589	$17,130,364
Net realized gain (loss)	(1,693,825)	(2,109,656)
Net change in unrealized appreciation (depreciation)	(5,979,969)	4,714,874

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,400,795	19,735,582

Distributions to shareholders:
Class IB	—	(10,027,929)
Class K	—	(7,086,696)

Total distributions to shareholders	—	(17,114,625)

Tax return of capital:
Class IB	—	(4,524)
Class K	—	(3,197)

Total tax return of capital	—	(7,721)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,044,382 and 20,107,998 shares, respectively ]	18,672,072	188,368,831
Capital shares issued in reinvestment of dividends [ 0 and 1,106,043 shares, respectively ]	—	10,032,453
Capital shares repurchased [ (2,147,977) and (2,653,230) shares, respectively ]	(19,602,267)	(24,318,906)

Total Class IB transactions	(930,195)	174,082,378

Class K
Capital shares sold [ 1,082,045 and 1,198,261 shares, respectively ]	9,881,895	11,041,563
Capital shares issued in reinvestment of dividends [ 0 and 782,409 shares, respectively ]	—	7,089,893
Capital shares repurchased [ (1,161,573) and (3,214,185) shares, respectively ]	(10,603,251)	(29,144,240)

Total Class K transactions	(721,356)	(11,012,784)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,651,551)	163,069,594

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,749,244	165,682,830
NET ASSETS:
Beginning of period	415,206,033	249,523,203

End of period	$417,955,277	$415,206,033

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.11		$8.83	$8.72	$8.24	$9.70	$9.75

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26		0.55	0.54	0.52	0.46	0.43
Net realized and unrealized gain (loss)	(0.17)		0.11	0.12	0.50	(1.45)	(0.05)

Total from investment operations	0.09		0.66	0.66	1.02	(0.99)	0.38

Less distributions:
Dividends from net investment income	—		(0.38)	(0.55)	(0.54)	(0.47)	(0.43)
Tax return of capital	—		— #	—	—	—	—

Total dividends and distributions	—		(0.38)	(0.55)	(0.54)	(0.47)	(0.43)

Net asset value, end of period	$9.20		$9.11	$8.83	$8.72	$8.24	$9.70

Total return (b)(y)	0.99%		7.54%	7.56%	12.39%	(10.30)%	3.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$251,364		$249,776	$78,220	$62,748	$51,671	$57,218
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers (a)(f)	1.05%		1.08%	1.07%	1.07%	1.06%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	5.76%		5.97%	6.02%	5.98%	5.14%	4.31%
Before waivers (a)(g)	5.71%		5.90%	5.94%	5.91%	5.08%	4.26%
Portfolio turnover rate^	20	%(z)	38%	39%	26%	26%	53%

Class K	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.11		$8.83	$8.72	$8.24	$9.69	$9.74

Income (loss) from investment operations:
Net investment income (loss) (e)	0.27		0.57	0.57	0.54	0.48	0.45
Net realized and unrealized gain (loss)	(0.17)		0.12	0.12	0.50	(1.44)	(0.05)

Total from investment operations	0.10		0.69	0.69	1.04	(0.96)	0.40

Less distributions:
Dividends from net investment income	—		(0.41)	(0.58)	(0.56)	(0.49)	(0.45)
Tax return of capital	—		— #	—	—	—	—

Total dividends and distributions	—		(0.41)	(0.58)	(0.56)	(0.49)	(0.45)

Net asset value, end of period	$9.21		$9.11	$8.83	$8.72	$8.24	$9.69

Total return (b)(y)	1.10%		7.81%	7.83%	12.66%	(9.99)%	4.19%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$166,591		$165,430	$171,303	$169,753	$157,636	$186,707
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%		0.75%	0.75%	0.75%	0.75%	0.75%
Before waivers (a)(f)	0.80%		0.83%	0.82%	0.82%	0.81%	0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	6.01%		6.24%	6.26%	6.22%	5.38%	4.56%
Before waivers (a)(g)	5.96%		6.16%	6.19%	6.15%	5.32%	4.51%
Portfolio turnover rate^	20	%(z)	38%	39%	26%	26%	53%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.3%)
Diversified Telecommunication Services (0.5%)
Anterix, Inc.*	2,576	$265,173
ATN International, Inc.	2,285	60,530
Bandwidth, Inc., Class A*	6,659	421,515
Elauwit Connection, Inc. (x)*	379	2,717
IDT Corp., Class B	3,717	216,181

		966,116

Entertainment (1.8%)
Cineverse Corp., Class A*	4,165	12,370
CuriosityStream, Inc.	9,689	25,773
Firy, Inc., Class A (x)*	2,039	20,757
Freecast, Inc., Class A*	1,749	11,753
Gaia, Inc., Class A*	3,916	8,224
IMAX Corp.*	39,985	1,593,802
LiveOne, Inc.*	2,247	14,381
Marcus Corp. (The)	5,155	120,936
Meridian Holdings, Inc.*	489	6,807
Nomadar Corp., Class A*	881	3,304
PodcastOne, Inc.*	850	3,799
Reservoir Media, Inc.*	4,452	44,030
Sphere Entertainment Co.*	11,571	2,002,130
Starz Entertainment Corp.*	2,753	79,452
Vivid Seats, Inc., Class A*	1,317	8,587

		3,956,105

Interactive Media & Services (0.4%)
Angi, Inc., Class A*	6,641	39,514
Arena Group Holdings, Inc. (The) (x)*	2,264	1,879
DHI Group, Inc.*	8,319	30,864
EverQuote, Inc., Class A*	6,354	151,162
fuboTV, Inc., Class A (x)*	6,485	59,662
Giftify, Inc.*	3,825	3,626
IZEA Worldwide, Inc.*	3,070	11,359
MediaAlpha, Inc., Class A*	6,937	87,198
Nextdoor Holdings, Inc.*	52,829	119,922
QuinStreet, Inc.*	12,439	182,231
System1, Inc.*	1,203	2,779
Taboola.com Ltd.*	28,666	143,330
Teads Holding Co.*	1,101	844
Travelzoo*	1,653	19,307
WeShop Holdings Ltd., Class A*	572	4,456
Zedge, Inc., Class B	1,892	5,865
ZipRecruiter, Inc., Class A*	14,810	55,538

		919,536

Media (0.6%)
AMC Global Media, Inc.*	7,193	71,786
Beasley Broadcast Group, Inc., Class A*	152	3,990
Boston Omaha Corp., Class A (x)*	4,958	67,627
comScore, Inc.*	751	5,542
Creative Realities, Inc.*	1,968	8,128
Emerald Holding, Inc. (x)	2,996	15,100
Entravision Communications Corp., Class A	14,373	187,424
Eva Live, Inc.*	1,658	4,361
EW Scripps Co. (The), Class A*	13,112	36,320
Fluent, Inc.*	3,628	13,532
Gambling.com Group Ltd. (x)*	4,907	9,323
Harte Hanks, Inc.*	221	477
iHeartMedia, Inc., Class A*	27,666	118,687
Lee Enterprises, Inc.*	1,456	13,046
Liftoff Mobile, Inc.*	11,243	270,057
Marchex, Inc., Class B (x)*	3,898	6,276
MNTN, Inc., Class A*	10,539	96,959
National CineMedia, Inc.	15,276	58,049
Nexxen International Ltd.*	6,789	61,305
Saga Communications, Inc., Class A	1,211	10,984
Townsquare Media, Inc., Class A	3,159	22,334
USA TODAY Co., Inc. (x)*	30,802	263,357

		1,344,664

Wireless Telecommunication Services (0.0%)†
KORE Group Holdings, Inc.*	1,329	12,267
Spok Holdings, Inc.	4,811	49,264

		61,531

Total Communication Services		7,247,952

Consumer Discretionary (8.7%)
Automobile Components (0.2%)
Cooper-Standard Holdings, Inc.*	3,868	104,629
Holley, Inc.*	17,655	45,020
Motorcar Parts of America, Inc.*	2,952	45,225
Solid Power, Inc.*	45,536	117,938
Stoneridge, Inc.*	6,335	46,372
Strattec Security Corp.*	933	75,993
Sypris Solutions, Inc.*	2,892	7,028

		442,205

Automobiles (0.0%)†
Empery Digital, Inc. (x)*	4,321	15,383
Livewire Group, Inc. (x)*	2,848	3,190
Massimo Group (x)*	1,027	991
Workhorse Group, Inc.*	1,048	3,217

		22,781

Broadline Retail (1.1%)
1stdibs.com, Inc.*	5,474	26,823
Groupon, Inc. (x)*	5,331	128,264
Pattern Group, Inc., Class A*	89,501	2,254,530

		2,409,617

Distributors (0.1%)
AMCON Distributing Co.	36	2,511
Gold.com, Inc.	4,477	186,288
Weyco Group, Inc.	1,369	53,843

		242,642

Diversified Consumer Services (2.2%)
American Public Education, Inc.*	15,275	820,267
Beachbody Co., Inc. (The)*	926	9,464
Carriage Services, Inc., Class A	3,218	123,378
Chegg, Inc.*	24,558	24,804
Legacy Education, Inc.*	2,180	25,637
Lincoln Educational Services Corp.*	47,219	2,356,228
Regis Corp.*	491	13,748
Universal Technical Institute, Inc.*	33,828	1,446,824
WW International, Inc.*	2,286	36,530

		4,856,880

Hotels, Restaurants & Leisure (2.9%)
Aureus Greenway Holdings, Inc.*	3,057	12,197
Bally’s Corp. (x)*	1,765	24,198

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Biglari Holdings, Inc., Class A*	11	$23,151
Biglari Holdings, Inc., Class B (x)*	162	69,017
BJ’s Restaurants, Inc.*	4,336	263,347
Canterbury Park Holding Corp.	644	10,150
Century Casinos, Inc.*	4,616	5,909
Dave & Buster’s Entertainment, Inc.*	6,094	69,472
Dine Brands Global, Inc. (x)	2,834	101,741
El Pollo Loco Holdings, Inc.*	6,482	109,935
Flanigan’s Enterprises, Inc.	74	3,318
Full House Resorts, Inc.*	7,927	22,116
High Roller Technologies, Inc.*	1,178	6,974
Inspired Entertainment, Inc. (x)*	5,749	47,429
Jack in the Box, Inc. (x)*	4,055	64,110
Kura Sushi USA, Inc., Class A*	1,553	89,391
Lindblad Expeditions Holdings, Inc.*	85,701	2,420,196
Nathan’s Famous, Inc.	661	67,158
Navan, Inc., Class A (x)*	103,570	2,368,646
Noodles & Co., Class A*	819	12,244
ONE Group Hospitality, Inc. (The)*	4,831	9,710
Pursuit Attractions and Hospitality, Inc.*	4,721	264,234
Rave Restaurant Group, Inc.*	2,916	9,535
RCI Hospitality Holdings, Inc.	1,542	42,127
Red Robin Gourmet Burgers, Inc. (x)*	3,064	24,481
Serve Robotics, Inc. (x)*	16,111	106,010
Venu Holding Corp.*	10,771	24,450
Xponential Fitness, Inc., Class A*	8,066	55,817

		6,327,063

Household Durables (0.4%)
Bassett Furniture Industries, Inc.	1,681	29,787
Beazer Homes USA, Inc.*	5,591	156,828
Ethan Allen Interiors, Inc.	5,340	119,296
Flexsteel Industries, Inc.	750	55,860
GoPro, Inc., Class A*	30,480	23,713
Hamilton Beach Brands Holding Co., Class A	1,621	37,332
Hooker Furnishings Corp. (x)	2,421	43,166
Hovnanian Enterprises, Inc., Class A*	1,070	152,379
Koss Corp.*	1,055	4,231
Legacy Housing Corp. (x)*	2,034	53,433
Lifetime Brands, Inc.	2,751	23,466
Live Ventures, Inc.*	148	1,419
Lovesac Co. (The) (x)*	3,228	53,875
Traeger, Inc. (x)*	162	12,770
Universal Electronics, Inc.*	2,283	10,890
XMAX, Inc.*	13,784	125,297

		903,742

Leisure Products (0.3%)
American Outdoor Brands, Inc.*	2,701	31,710
Clarus Corp.	6,884	21,685
Escalade, Inc.	1,945	36,527
Funko, Inc., Class A*	9,637	56,665
JAKKS Pacific, Inc.	2,116	49,260
Johnson Outdoors, Inc., Class A	1,472	67,771
K-Tech Solutions Co. Ltd., Class A*	1,346	1,171
Latham Group, Inc.*	11,643	75,330
MasterCraft Boat Holdings, Inc.*	4,134	106,740
Smith & Wesson Brands, Inc.	10,050	151,152
Tron, Inc.*	11,613	18,697

		616,708

Specialty Retail (1.3%)
1-800-Flowers.com, Inc., Class A (x)*	5,149	17,918
aka Brands Holding Corp.*	96	1,028
America’s Car-Mart, Inc.*	1,254	3,499
ARKO Petroleum Corp., Class A	2,757	51,969
BARK, Inc.*	1,076	10,738
Barnes & Noble Education, Inc. (x)*	3,783	47,514
Bed Bath & Beyond, Inc.*	16,813	97,347
Build-A-Bear Workshop, Inc.	2,720	83,259
Caleres, Inc.	7,582	93,789
Cato Corp. (The), Class A*	3,192	10,342
Children’s Place, Inc. (The) (x)*	1,331	4,060
Citi Trends, Inc.*	1,140	65,938
Designer Brands, Inc., Class A (x)	7,890	45,999
Destination XL Group, Inc.*	9,568	6,411
Duluth Holdings, Inc., Class B*	3,034	13,592
Envela Corp.*	1,562	45,111
Genesco, Inc.*	2,158	72,876
Grabagun Digital Holdings, Inc. (x)*	4,393	10,016
Grove Collaborative Holdings, Inc. (x)*	6,154	7,692
GrowGeneration Corp.*	12,843	19,008
Haverty Furniture Cos., Inc.	3,147	80,343
J Jill, Inc. (x)	1,571	24,932
Lands’ End, Inc. (x)*	2,223	23,297
Lulu’s Fashion Lounge Holdings, Inc.*	391	3,128
MarineMax, Inc.*	4,493	164,534
NextBoat, Inc.*	963	2,215
OneWater Marine, Inc., Class A (x)*	2,649	29,854
Outdoor Holding Co.*	24,324	55,459
PetMed Express, Inc.*	3,587	6,887
RealReal, Inc. (The)*	25,303	298,322
Rent the Runway, Inc., Class A*	1,894	5,966
RideNow Group, Inc., Class B*	3,539	23,570
Shoe Station Group, Inc.	4,140	61,396
Sportsman’s Warehouse Holdings, Inc.*	8,525	11,338
Stitch Fix, Inc., Class A*	26,471	108,796
ThredUp, Inc., Class A*	23,663	162,092
Tilly’s, Inc., Class A (x)*	3,305	13,881
Torrid Holdings, Inc. (x)*	7,751	14,494
Warby Parker, Inc., Class A*	25,983	788,324
Winmark Corp.	683	288,964
Zumiez, Inc.*	3,055	54,379

		2,930,277

Textiles, Apparel & Luxury Goods (0.2%)
Culp, Inc.*	2,105	6,526
Fossil Group, Inc.*	12,340	51,088
Jerash Holdings US, Inc.	1,177	5,661
Lakeland Industries, Inc. (x)	2,013	21,519
Movado Group, Inc.	3,442	135,305
Playboy, Inc.*	12,219	14,907
Rocky Brands, Inc.	1,642	67,716
Smartbird, Inc., Class A*	1,127	4,508
Superior Group of Cos., Inc.	2,388	31,331
Unifi, Inc.*	3,468	16,473
Vera Bradley, Inc.*	4,506	17,528
Vince Holding Corp.*	1,199	8,573

		381,135

Total Consumer Discretionary		19,133,050

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (2.9%)
Beverages (0.7%)
Reed’s, Inc.*	1,528	$1,940
Vita Coco Co., Inc. (The)*	22,148	1,464,869
Zevia PBC, Class A*	15,692	25,578

		1,492,387

Consumer Staples Distribution & Retail (0.8%)
Chefs’ Warehouse, Inc. (The)*	16,499	1,585,554
HF Foods Group, Inc.*	9,039	12,745
Natural Grocers by Vitamin Cottage, Inc.	2,954	91,633
Village Super Market, Inc., Class A	2,119	89,379

		1,779,311

Food Products (0.9%)
Alico, Inc.	1,317	54,484
Barfresh Food Group, Inc.*	1,235	2,470
BranchOut Food, Inc.*	2,464	11,334
BRC, Inc., Class A*	17,399	19,313
Bridgford Foods Corp.*	296	1,921
Buda Juice, Inc. (x)*	835	7,106
Forafric Global plc (x)*	1,237	12,469
Laird Superfood, Inc.*	1,638	7,699
Lifeway Foods, Inc. (x)*	1,276	38,076
Limoneira Co. (x)	3,867	50,774
Mama’s Creations, Inc.*	87,145	1,555,538
Once Upon a Farm PBC*	2,941	60,232
Seneca Foods Corp., Class A*	1,017	176,897
Sow Good, Inc.*	4,344	18,114

		2,016,427

Household Products (0.1%)
Oil-Dri Corp. of America	2,247	229,666

Personal Care Products (0.2%)
AXIL Brands, Inc. (x)*	647	4,335
FitLife Brands, Inc. (x)*	918	10,107
Honest Co., Inc. (The)*	21,761	79,645
Lifevantage Corp.	2,436	15,201
Medifast, Inc.*	2,521	26,748
Nature’s Sunshine Products, Inc.*	3,295	71,831
Niagen Bioscience, Inc.*	13,122	41,859
Nu Skin Enterprises, Inc., Class A	11,085	58,529
Oddity Tech Ltd., Class A (x)*	9,039	136,760
United-Guardian, Inc.	544	3,884
Upexi, Inc.*	13,143	10,307
USANA Health Sciences, Inc.*	2,505	53,482

		512,688

Tobacco (0.2%)
Ispire Technology, Inc.*	3,634	4,070
Turning Point Brands, Inc.	4,263	361,545

		365,615

Total Consumer Staples		6,396,094

Energy (1.8%)
Energy Equipment & Services (0.6%)
Bristow Group, Inc., Class A	5,943	245,565
Dawson Geophysical Co.*	1,144	6,795
DMC Global, Inc.*	4,444	25,820
Drilling Tools International Corp.*	4,962	9,577
Energy Services of America Corp.	3,165	61,211
Forum Energy Technologies, Inc.*	2,403	120,703
Geospace Technologies Corp.*	2,862	19,376
HMH Holding, Inc., Class A*	2,310	43,289
KLX Energy Services Holdings, Inc. (x)*	3,599	9,285
Mammoth Energy Services, Inc.*	5,836	18,967
MIND Technology, Inc. (x)*	2,009	9,482
Natural Gas Services Group, Inc.	2,654	114,494
NCS Multistage Holdings, Inc.*	192	8,471
Nine Energy Service, Inc.*	3,134	40,773
Oil States International, Inc.*	12,836	102,816
Ranger Energy Services, Inc., Class A	4,281	68,539
SEACOR Marine Holdings, Inc. (x)*	5,004	38,281
Smart Sand, Inc.	6,831	34,223
TETRA Technologies, Inc.*	29,256	331,470

		1,309,137

Oil, Gas & Consumable Fuels (1.2%)
Abundia Global Impact Group, Inc.*	3,018	2,966
Aemetis, Inc.*	14,676	24,069
American Resources Corp.*	20,061	43,131
Amplify Energy Corp.*	8,134	32,373
Ardmore Shipping Corp.	8,047	112,738
Battalion Oil Corp.*	2,792	3,657
Big Sky Industrial, Inc.*	6,892	7,581
Comstock, Inc. (x)*	16,680	69,389
Diversified Energy Co. (x)	15,927	220,748
Empire Petroleum Corp. (x)*	2,713	7,271
Encore Energy Corp. (x)*	44,131	57,812
Epsilon Energy Ltd. (x)	4,552	24,626
Evolution Petroleum Corp. (x)	7,434	27,357
FutureFuel Corp.	5,934	26,822
Gevo, Inc. (x)*	54,056	81,084
Granite Ridge Resources, Inc.	12,858	56,704
Green Plains, Inc.*	15,570	239,467
Kolibri Global Energy, Inc.*	6,625	32,992
Lightbridge Corp. (x)*	7,667	67,393
NACCO Industries, Inc., Class A	915	45,796
New Era Energy & Digital, Inc. (x)*	18,175	115,956
Nordic American Tankers Ltd.	46,292	256,458
OPAL Fuels, Inc., Class A (x)*	4,866	10,705
PEDEVCO Corp.*	276	3,715
Prairie Operating Co. (x)*	15,420	11,126
PrimeEnergy Resources Corp. (x)*	147	24,533
REX American Resources Corp.*	6,594	297,719
Riley Exploration Permian, Inc.	3,443	113,481
Ring Energy, Inc.*	43,034	46,477
SandRidge Energy, Inc.	7,266	99,544
Stabilis Solutions, Inc.*	666	2,697
Summit Midstream Corp.*	2,010	57,245
Teekay Corp. Ltd.	12,646	126,460
Ur-Energy, Inc. (x)*	85,309	116,020
VAALCO Energy, Inc.	23,458	119,167
Verde Clean Fuels, Inc. (x)*	530	541
W&T Offshore, Inc. (x)	21,891	68,957

		2,654,777

Total Energy		3,963,914

Financials (14.9%)
Banks (8.5%)
ACNB Corp.	2,338	138,830
Affinity Bancshares, Inc.*	1,020	23,052

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Amalgamated Financial Corp.	4,156	$190,760
Amerant Bancorp, Inc., Class A	7,791	198,826
AmeriServ Financial, Inc.	2,264	8,784
Ames National Corp. (x)	2,077	61,500
Arrow Financial Corp.	3,764	154,286
Auburn National Bancorp, Inc. (x)	603	16,305
Avidbank Holdings, Inc.*	2,090	69,033
Avidia Bancorp, Inc.	4,106	86,185
Bank First Corp.	2,331	345,804
Bank of Marin Bancorp	3,486	96,562
Bank of the James Financial Group, Inc.	892	22,764
Bank7 Corp.	1,023	50,076
Bankwell Financial Group, Inc.	1,392	81,780
Bar Harbor Bankshares	3,833	144,734
BayCom Corp.	2,366	77,841
Bayfirst Financial Corp. (x)*	653	3,265
BCB Bancorp, Inc.	3,659	39,225
Blue Ridge Bankshares, Inc.	15,264	53,882
Bogota Financial Corp.*	870	7,856
Bridgewater Bancshares, Inc.*	4,928	103,685
Broadway Financial Corp.*	1,064	10,278
Burke & Herbert Financial Services Corp.	3,499	251,438
Business First Bancshares, Inc.	7,223	221,963
BV Financial, Inc.*	1,512	32,024
Byline Bancorp, Inc.	7,070	266,256
C&F Financial Corp.	667	53,360
California Bancorp	5,931	123,602
Camden National Corp.	3,873	209,994
Capital Bancorp, Inc.	2,565	90,083
Capital City Bank Group, Inc.	3,194	157,848
Carter Bankshares, Inc.	5,027	170,968
Catalyst Bancorp, Inc.*	791	13,059
CB Financial Services, Inc. (x)	1,029	38,999
Central Pacific Financial Corp.	4,398	168,004
Central Plains Bancshares, Inc. (x)*	776	14,767
CF Bankshares, Inc.	1,198	39,258
Chain Bridge Bancorp, Inc., Class A*	573	24,095
Chemung Financial Corp.	921	68,688
ChoiceOne Financial Services, Inc.	3,264	110,976
Citizens & Northern Corp.	4,057	94,569
Citizens Community Bancorp, Inc.	2,150	50,289
Citizens Financial Services, Inc.	1,033	74,831
Civista Bancshares, Inc.	4,756	134,214
CNB Financial Corp.	6,736	227,071
Coastal Financial Corp.*	2,973	230,437
CoastalSouth Bancshares, Inc.	1,880	50,478
Colony Bankcorp, Inc.	4,806	96,553
Commercial Bancgroup, Inc.	2,014	65,032
Community Bancorp (x)	1,132	44,261
Community Trust Bancorp, Inc.	3,699	267,660
Community West Bancshares	5,621	150,980
ConnectOne Bancorp, Inc.	11,056	369,713
Dime Commercial Bancshares, Inc.	9,265	376,622
Eagle Bancorp Montana, Inc.	1,788	42,787
Eagle Financial Services, Inc.	1,106	45,855
ECB Bancorp, Inc.*	1,569	31,506
Equity Bancshares, Inc., Class A	3,967	194,343
Esquire Financial Holdings, Inc. (x)	1,651	196,651
Farmers & Merchants Bancorp, Inc.	3,119	95,379
Farmers National Banc Corp.	13,564	198,034
FB Bancorp, Inc.*	3,677	55,376
Fidelity D&D Bancorp, Inc.	1,076	55,328
Fifth District Bancorp, Inc.*	1,189	19,297
Financial Institutions, Inc.	4,501	175,404
Finward Bancorp	770	28,321
Finwise Bancorp (x)*	2,164	31,378
First Bancorp, Inc. (The)	2,443	85,065
First Bank	5,074	89,962
First Business Financial Services, Inc.	1,845	116,549
First Capital, Inc.	743	48,028
First Community Bankshares, Inc.	3,762	167,108
First Community Corp.	2,084	68,105
First Financial Corp.	2,666	206,455
First Guaranty Bancshares, Inc. (x)	1,450	14,602
First Internet Bancorp	1,748	48,594
First Mid Bancshares, Inc.	5,610	269,785
First National Corp.	1,863	55,927
First Northern Community Bancorp*	3,435	61,624
First Northwest Bancorp*	1,809	19,555
First Seacoast Bancorp*	798	13,454
First United Corp.	1,393	61,445
First US Bancshares, Inc.	1,046	17,311
First Western Financial, Inc.*	1,989	63,867
Five Star Bancorp	3,581	174,359
Franklin Financial Services Corp.	964	60,346
FS Bancorp, Inc.	1,473	63,928
FVCBankcorp, Inc.	3,556	62,230
GBank Financial Holdings, Inc. (x)*	2,159	65,439
Great Southern Bancorp, Inc. (x)	1,831	143,569
Greene County Bancorp, Inc.	1,604	53,878
Hanmi Financial Corp.	5,164	167,314
Hanover Bancorp, Inc.	1,057	24,649
Hawthorn Bancshares, Inc.	1,280	50,304
HBT Financial, Inc.	3,791	121,274
Hingham Institution For Savings (The) (x)	370	113,646
Home Bancorp, Inc.	1,614	110,591
Home Federal Bancorp, Inc. of Louisiana (x)	434	9,110
HomeTrust Bancshares, Inc.	3,525	175,862
Horizon Bancorp, Inc.	11,987	239,500
Hoyne Bancorp, Inc.*	1,896	31,739
Independent Bank Corp.	4,543	163,866
Investar Holding Corp.	2,924	87,603
Isabella Bank Corp.	1,553	61,344
John Marshall Bancorp, Inc.	2,915	63,547
Kearny Financial Corp.	13,557	128,249
Kentucky First Federal Bancorp*	591	3,002
Lake Shore Bancorp, Inc.	1,432	25,504
Landmark Bancorp, Inc.	1,184	36,361
LCNB Corp.	3,162	55,620
Magyar Bancorp, Inc.	1,188	20,731
MainStreet Bancshares, Inc.	1,487	36,714
Marathon Bancorp, Inc.*	460	7,029
Mercantile Bank Corp.	3,917	224,914
Meridian Corp.	2,283	45,729
Metrocity Bankshares, Inc.	5,335	191,473
Metropolitan Bank Holding Corp.	2,513	248,184
Mid Penn Bancorp, Inc.	4,914	171,204
Midland States Bancorp, Inc.	4,392	136,767
MVB Financial Corp.	2,717	78,820
National Bankshares, Inc.	1,464	53,187
NB Bancorp, Inc.	9,180	193,973
Northeast Bank	1,715	227,289
Northeast Community Bancorp, Inc.	2,892	80,224
Northfield Bancorp, Inc.	8,554	126,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Northpointe Bancshares, Inc.	4,712	$90,376
Northrim Bancorp, Inc.	5,016	139,144
Norwood Financial Corp.	2,361	75,906
NSTS Bancorp, Inc. (x)*	1,099	15,122
Oak Valley Bancorp	1,693	57,130
Ohio Valley Banc Corp.	873	37,914
Old Second Bancorp, Inc.	11,485	267,830
OP Bancorp	2,852	42,752
OptimumBank Holdings, Inc. (x)*	2,180	12,731
Orange County Bancorp, Inc.	2,056	75,620
Origin Bancorp, Inc.	6,807	348,178
Orrstown Financial Services, Inc.	4,403	179,775
Parke Bancorp, Inc.	2,364	78,390
Pathfinder Bancorp, Inc.	600	9,528
Patriot National Bancorp, Inc.*	18,487	17,701
PCB Bancorp	2,511	71,237
Peapack-Gladstone Financial Corp.	3,642	172,376
Peoples Bancorp of North Carolina, Inc.	1,046	45,072
Peoples Bancorp, Inc.	8,130	312,273
Peoples Financial Services Corp. (x)	2,165	143,691
Pioneer Bancorp, Inc. (x)*	2,369	40,439
Plumas Bancorp	1,535	89,705
Ponce Financial Group, Inc.*	4,575	91,226
Preferred Bank	1,863	197,962
Primis Financial Corp.	5,111	83,667
Princeton Bancorp, Inc.	1,203	45,654
Provident Financial Holdings, Inc.	1,184	20,365
QCR Holdings, Inc.	3,758	365,841
RBB Bancorp	3,763	103,163
Red River Bancshares, Inc.	1,174	107,163
Rhinebeck Bancorp, Inc. (x)*	1,060	18,349
Richmond Mutual Bancorp, Inc.	1,985	31,522
Riverview Bancorp, Inc.	4,613	25,049
SB Financial Group, Inc.	1,291	32,624
Shore Bancshares, Inc.	7,198	165,194
Sierra Bancorp	2,760	112,498
SmartFinancial, Inc.	3,583	168,114
Sound Financial Bancorp, Inc.	480	20,693
South Plains Financial, Inc.	3,564	153,555
Southern First Bancshares, Inc.*	2,082	127,210
Southern Missouri Bancorp, Inc.	2,204	167,967
SR Bancorp, Inc.	1,647	32,413
Sterling Bancorp, Inc. (r)*	3,894	—
Summit State Bank (x)*	1,146	15,540
Texas Community Bancshares, Inc.	378	6,653
Third Coast Bancshares, Inc.*	3,526	142,450
Timberland Bancorp, Inc.	1,722	77,163
TrustCo Bank Corp.	3,064	168,244
Union Bankshares, Inc.	849	20,597
United Bancorp, Inc.	1,089	17,293
Unity Bancorp, Inc.	1,703	99,949
Univest Financial Corp.	6,466	282,888
USCB Financial Holdings, Inc.	2,824	57,779
Virginia National Bankshares Corp.	1,087	48,241
Washington Trust Bancorp, Inc.	4,361	159,089
West Bancorp, Inc.	3,576	94,871
Western New England Bancorp, Inc.	4,133	59,102
Winchester Bancorp, Inc.*	845	11,103

		18,639,653

Capital Markets (2.7%)
Aether Holdings, Inc. (x)*	857	4,036
AlTi Global, Inc.*	11,284	40,735
Bakkt, Inc., Class A (x)*	6,606	51,593
Binah Capital Group, Inc. (x)*	717	1,104
BRC Group Holdings, Inc. (x)*	5,278	42,435
Chaince Digital Holdings, Inc. (x)*	14,459	63,186
Cohen & Co., Inc.	398	5,405
Dominari Holdings, Inc. (x)	2,085	6,547
Fold Holdings, Inc.*	940	426
Gemini Space Station, Inc., Class A*	9,291	39,580
Great Elm Group, Inc.*	2,559	5,579
Hennessy Advisors, Inc.	1,180	11,977
Heritage Global, Inc.*	5,838	7,064
Innventure, Inc. (x)*	12,698	64,379
Marex Group plc	19,760	1,204,372
MarketWise, Inc.	501	8,938
Marygold Cos., Inc. (The)*	2,767	3,293
Miami International Holdings, Inc.*	31,175	1,158,463
Open Lending Corp.*	23,410	72,805
Piper Sandler Cos.	7,023	508,044
Siebert Financial Corp. (x)*	2,773	4,575
Silvercrest Asset Management Group, Inc., Class A	1,481	14,973
StoneX Group, Inc.*	11,237	1,331,584
Value Line, Inc.	154	6,234
Westwood Holdings Group, Inc.	1,601	30,675
WisdomTree, Inc.	70,097	1,187,443

		5,875,445

Consumer Finance (0.7%)
Atlanticus Holdings Corp.*	1,141	116,667
Consumer Portfolio Services, Inc.*	2,030	19,478
Dave, Inc. (x)*	2,517	937,809
DeFi Development Corp. (x)*	4,870	14,318
Katapult Holdings, Inc.*	547	3,616
LendingTree, Inc.*	2,576	114,091
Medallion Financial Corp.	3,877	39,584
NerdWallet, Inc., Class A*	7,441	68,829
Oportun Financial Corp.*	9,482	54,142
OppFi, Inc. (x)*	5,796	57,554
Regional Management Corp.	1,996	82,235
Vroom, Inc.*	197	1,517
World Acceptance Corp.*	556	124,450

		1,634,290

Financial Services (0.9%)
Acacia Research Corp. (x)*	8,023	37,387
Alerus Financial Corp.	5,437	169,091
Beeline Holdings, Inc. (x)*	5,322	6,493
Better Home & Finance Holding Co. (x)*	1,817	49,968
Cass Information Systems, Inc. (x)	2,638	135,382
Finance of America Cos., Inc., Class A*	889	24,465
International Money Express, Inc.*	6,291	90,905
loanDepot, Inc., Class A (x)*	25,760	32,200
Mount Logan Capital, Inc.	1,005	3,457
NewtekOne, Inc.	5,848	86,609
Onity Group, Inc. (x)*	1,597	63,481
Paysign, Inc.*	9,964	81,605
Priority Technology Holdings, Inc. (x)*	7,799	52,019
Repay Holdings Corp., Class A*	14,692	61,706
Security National Financial Corp., Class A*	3,600	34,884

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Sezzle, Inc. (x)*	4,676	$802,542
Sui Group Holdings Ltd.*	14,464	16,778
Usio, Inc.*	3,761	9,327
Velocity Financial, Inc.*	2,823	52,113
Waterstone Financial, Inc.	3,538	73,343
XBP Global Holdings, Inc.*	1,362	3,160

		1,886,915

Insurance (1.4%)
Abacus Global Management, Inc. (x)	6,318	67,666
American Coastal Insurance Corp.	5,740	63,714
American Integrity Insurance Group, Inc.	2,761	51,990
Atlantic American Corp.*	904	1,510
Citizens, Inc., Class A (x)*	10,309	59,174
Crawford & Co., Class A	3,629	40,899
Donegal Group, Inc., Class A	3,926	74,044
eHealth, Inc.*	6,591	9,820
FG Nexus, Inc.*	1,217	6,292
Greenlight Capital Re Ltd., Class A*	5,895	95,381
Health In Tech, Inc., Class A*	3,836	3,874
Heritage Insurance Holdings, Inc.*	5,558	144,953
Hippo Holdings, Inc.*	4,299	121,490
Investors Title Co.	327	89,493
James River Group Holdings, Inc.	8,506	37,426
Kestrel Group Ltd.*	1,353	12,177
Kingstone Cos., Inc.	2,635	50,144
Kingsway Corp.*	4,838	50,412
MBIA, Inc.*	10,525	68,623
Neptune Insurance Holdings, Inc., Class A*	46,072	1,451,268
NI Holdings, Inc.*	1,515	23,801
Octave Specialty Group, Inc.*	9,365	58,437
Tiptree, Inc., Class A	5,309	95,137
United Fire Group, Inc.	4,872	255,488
Universal Insurance Holdings, Inc.	5,705	235,959

		3,169,172

Mortgage Real Estate Investment Trusts (REITs) (0.7%)
ACRES Commercial Realty Corp. (REIT)*	1,284	22,842
Angel Oak Mortgage REIT, Inc. (REIT) (x)	3,943	35,802
Ares Commercial Real Estate Corp. (REIT) (x)	12,206	54,927
Cherry Hill Mortgage Investment Corp. (REIT)	8,152	18,913
Chicago Atlantic Real Estate Finance, Inc. (REIT)	4,398	47,147
Claros Mortgage Trust, Inc. (REIT)*	21,575	50,701
Ellington Financial, Inc. (REIT)	28,023	381,393
Franklin BSP Realty Trust, Inc. (REIT)	17,462	142,141
Granite Point Mortgage Trust, Inc. (REIT)	10,387	15,580
Invesco Mortgage Capital, Inc. (REIT) (x)	20,638	163,040
KKR Real Estate Finance Trust, Inc. (REIT) (x)	12,205	83,482
Lument Finance Trust, Inc. (REIT) (x)	8,590	7,903
Manhattan Bridge Capital, Inc. (REIT)	1,766	7,982
Nexpoint Real Estate Finance, Inc. (REIT) (x)	1,717	26,613
Orchid Island Capital, Inc. (REIT) (x)	46,409	323,471
Ready Capital Corp. (REIT)	32,460	56,805
Rithm Property Trust, Inc. (REIT)	1,725	24,840
Sachem Capital Corp. (REIT)	10,528	9,910
Seven Hills Realty Trust (REIT)	5,313	44,789
Sunrise Realty Trust, Inc. (REIT)	2,313	18,273
TPG Mortgage Investment Trust, Inc. (REIT)	6,766	53,587

		1,590,141

Total Financials		32,795,616

Health Care (27.4%)
Biotechnology (15.3%)
4D Molecular Therapeutics, Inc.*	10,381	138,067
Abeona Therapeutics, Inc. (x)*	9,791	60,508
Absci Corp.*	31,040	359,754
Achieve Life Sciences, Inc. (x)*	17,463	114,033
Acrivon Therapeutics, Inc. (x)*	4,941	8,795
Actinium Pharmaceuticals, Inc.*	5,849	5,732
Actuate Therapeutics, Inc. (x)*	1,700	2,601
Acumen Pharmaceuticals, Inc. (x)*	10,722	28,628
ADC Therapeutics SA*	24,276	25,975
Adicet Bio, Inc.*	1,601	13,833
Agenus, Inc. (x)*	9,037	27,653
Akebia Therapeutics, Inc. (x)*	58,445	66,627
Aldeyra Therapeutics, Inc.*	12,671	26,989
Alector, Inc.*	22,207	44,636
Aligos Therapeutics, Inc.*	1,090	6,289
Altimmune, Inc.*	44,584	135,535
ALX Oncology Holdings, Inc.*	24,274	50,247
Anavex Life Sciences Corp. (x)*	20,931	54,211
Anika Therapeutics, Inc.*	2,601	38,053
Anixa Biosciences, Inc. (x)*	7,205	20,174
Annexon, Inc.*	34,850	198,994
Annovis Bio, Inc.*	6,991	13,003
Arbutus Biopharma Corp.*	36,030	172,944
Arcturus Therapeutics Holdings, Inc. (x)*	6,101	40,999
Armata Pharmaceuticals, Inc. (x)*	2,628	17,029
ArriVent Biopharma, Inc. (x)*	8,505	295,464
Artiva Biotherapeutics, Inc.*	1,064	10,321
Assembly Biosciences, Inc. (x)*	2,230	61,280
Atara Biotherapeutics, Inc. (x)*	1,147	13,168
Atossa Therapeutics, Inc.*	1,986	3,833
Atrium Therapeutics, Inc.*	3,246	43,659
Aura Biosciences, Inc.*	10,059	71,419
Avalo Therapeutics, Inc. (x)*	9,381	173,361
Avita Medical, Inc. (x)*	7,047	29,104
Benitec Biopharma, Inc. (x)*	4,817	64,451
Beyondspring, Inc. (x)*	7,272	12,726
Biomea Fusion, Inc. (x)*	15,579	22,901
Bioxcel Therapeutics, Inc.*	5,946	8,384
Black Diamond Therapeutics, Inc. (x)*	10,787	19,956
Boundless Bio, Inc.*	4,089	10,223
Bright Minds Biosciences, Inc. (x)*	1,663	116,743
C4 Therapeutics, Inc.*	22,733	106,163
Cabaletta Bio, Inc.*	25,212	78,409
CAMP4 Therapeutics Corp. (x)*	6,848	29,926
Candel Therapeutics, Inc. (x)*	14,217	146,435
Canton Strategic Holdings, Inc.*	9,999	28,197
Cardiff Oncology, Inc. (x)*	15,011	19,514
CareDx, Inc.*	11,504	327,864
Caribou Biosciences, Inc.*	20,760	36,538

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Cartesian Therapeutics, Inc.*	2,985	$31,104
Celcuity, Inc. (x)*	20,657	2,161,135
Century Therapeutics, Inc.*	27,732	67,943
CervoMed, Inc. (x)*	1,068	3,311
CG oncology, Inc.*	10,925	776,221
Cibus, Inc., Class A (x)*	13,155	18,022
Clene, Inc.*	1,724	10,611
Climb Bio, Inc.*	7,983	104,098
Cogent Biosciences, Inc.*	88,832	3,437,798
Coherus Oncology, Inc. (x)*	29,359	41,103
Compass Therapeutics, Inc.*	29,258	64,075
Connect Biopharma Holdings Ltd. (ADR)*	3,303	7,861
Corbus Pharmaceuticals Holdings, Inc.*	3,744	35,119
Corvus Pharmaceuticals, Inc.*	15,332	229,060
Coya Therapeutics, Inc.*	4,435	25,945
Crescent Biopharma, Inc.*	4,795	86,310
Cue Biopharma, Inc.*	747	23,575
Cullinan Therapeutics, Inc.*	13,570	247,110
CytomX Therapeutics, Inc.*	39,949	149,809
Design Therapeutics, Inc.*	6,906	99,930
DiaMedica Therapeutics, Inc. (x)*	8,275	58,256
Dianthus Therapeutics, Inc.*	18,306	1,784,469
Dogwood Therapeutics, Inc.*	1,892	3,046
Editas Medicine, Inc.*	22,374	72,492
Eikon Therapeutics, Inc.*	4,880	63,684
Eledon Pharmaceuticals, Inc.*	17,203	67,780
Elicio Therapeutics, Inc. (x)*	2,930	11,456
Elutia, Inc.*	7,582	7,427
Emergent BioSolutions, Inc.*	11,668	97,778
Enanta Pharmaceuticals, Inc.*	6,380	93,020
Entrada Therapeutics, Inc.*	6,670	49,091
Equillium, Inc.*	9,860	31,552
Estrella Immunopharma, Inc. (x)*	2,373	2,468
Evommune, Inc. (x)*	2,876	38,222
Exagen, Inc.*	3,782	17,586
eXoZymes, Inc. (x)*	443	3,734
Faeth Therapeutics, Inc. (x)*	210	5,250
Fate Therapeutics, Inc.*	25,983	70,154
Fennec Pharmaceuticals, Inc.*	6,570	70,627
First Tracks Biotherapeutics, Inc.*	5,225	105,127
Foghorn Therapeutics, Inc.*	8,261	40,314
Forte Biosciences, Inc. (x)*	33,602	714,043
Fortress Biotech, Inc. (x)*	5,933	18,155
Forum Markets, Inc.*	3,120	16,942
Gain Therapeutics, Inc. (x)*	9,730	19,752
Galectin Therapeutics, Inc. (x)*	10,784	50,038
Genelux Corp. (x)*	9,299	27,990
Greenwich Lifesciences, Inc. (x)*	1,524	35,753
Heron Therapeutics, Inc.*	36,443	15,554
Hyperliquid Strategies, Inc.*	28,205	221,973
iBio, Inc.*	6,970	12,198
Immix Biopharma, Inc. (x)*	9,203	94,883
ImmuCell Corp.*	1,391	13,980
Immuneering Corp., Class A (x)*	11,962	59,690
Immunic, Inc. (x)*	3,121	47,970
Inhibikase Therapeutics, Inc. (x)*	27,404	55,630
Inmune Bio, Inc. (x)*	5,575	9,087
Inovio Pharmaceuticals, Inc. (x)*	18,882	20,770
Insight Molecular Diagnostics, Inc. (x)*	2,902	17,122
Instil Bio, Inc.*	726	5,583
Invivyd, Inc.*	47,429	41,377
Ironwood Pharmaceuticals, Inc., Class A*	36,721	154,595
Jade Biosciences, Inc. (x)*	38,432	853,959
Kalaris Therapeutics, Inc. (x)*	1,725	7,021
Karyopharm Therapeutics, Inc.*	4,517	44,131
Keros Therapeutics, Inc.*	4,172	44,640
Korro Bio, Inc. (x)*	2,295	30,248
Kyverna Therapeutics, Inc. (x)*	9,398	83,736
Larimar Therapeutics, Inc.*	15,087	46,015
Lexeo Therapeutics, Inc.*	15,839	73,731
Lineage Cell Therapeutics, Inc.*	41,359	54,180
Lite Strategy, Inc.*	7,350	6,780
Lixte Biotechnology Holdings, Inc.*	2,547	18,899
Lyell Immunopharma, Inc.*	2,122	29,814
MacroGenics, Inc. (x)*	14,018	64,763
MAIA Biotechnology, Inc. (x)*	12,030	17,323
MapLight Therapeutics, Inc.*	2,340	83,866
MDxHealth SA*	6,794	2,790
MediciNova, Inc. (x)*	10,525	13,893
MeiraGTx Holdings plc*	13,524	182,709
Metagenomi Therapeutics, Inc.*	6,882	8,190
MiMedx Group, Inc.*	27,164	104,581
Minerva Neurosciences, Inc.*	7,573	42,030
MiNK Therapeutics, Inc.*	445	5,202
Mirum Pharmaceuticals, Inc. (x)*	13,520	1,582,786
Monopar Therapeutics, Inc. (x)*	1,009	93,423
Monte Rosa Therapeutics, Inc.*	16,760	405,592
Neurogene, Inc. (x)*	2,530	79,569
Newamsterdam Pharma Co. NV*	32,536	1,102,645
NextCure, Inc.*	741	1,186
Nkarta, Inc.*	10,145	28,710
Nurix Therapeutics, Inc.*	21,510	521,833
Nuvectis Pharma, Inc. (x)*	3,862	71,022
Ocugen, Inc.*	76,586	117,177
Olema Pharmaceuticals, Inc.*	17,581	219,938
OnKure Therapeutics, Inc., Class A*	5,424	24,733
Opus Genetics, Inc.*	12,072	49,616
Organogenesis Holdings, Inc., Class A*	15,667	38,071
ORIC Pharmaceuticals, Inc.*	16,762	181,532
Oruka Therapeutics, Inc. (x)*	13,056	1,242,540
OS Therapies, Inc. (x)*	7,436	14,128
Ovid therapeutics, Inc.*	34,565	92,980
Palatin Technologies, Inc.*	339	3,658
Palisade Bio, Inc.*	33,326	69,651
PDS Biotechnology Corp.*	12,794	11,273
Pelthos Therapeutics, Inc.*	333	9,411
PepGen, Inc.*	9,517	17,131
Perspective Therapeutics, Inc.*	23,054	78,614
Plus Therapeutics, Inc.*	1,518	6,634
PMV Pharmaceuticals, Inc.*	10,722	14,367
Praxis Precision Medicines, Inc.*	4,023	1,346,860
Precigen, Inc.*	43,319	246,918
Precision BioSciences, Inc. (x)*	5,072	39,866
Prelude Therapeutics, Inc.*	6,223	33,169
Prime Medicine, Inc. (x)*	21,075	77,767
ProKidney Corp., Class A (x)*	17,030	34,741
Protalix BioTherapeutics, Inc.*	16,684	38,874
Protara Therapeutics, Inc.*	11,866	45,328
PTC Therapeutics, Inc.*	17,745	1,447,460

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Puma Biotechnology, Inc.*	9,890	$80,208
Pyxis Oncology, Inc.*	11,188	33,676
Q32 Bio, Inc. (x)*	1,966	25,047
Rallybio Corp.*	795	12,720
Rein Therapeutics, Inc.*	5,739	5,969
Relay Therapeutics, Inc.*	57,043	1,067,275
Replimune Group, Inc.*	17,946	198,662
Rezolute, Inc.*	17,540	91,208
Rigel Pharmaceuticals, Inc.*	4,125	161,370
Rocket Pharmaceuticals, Inc.*	20,177	69,005
SAB Biotherapeutics, Inc.*	9,790	38,181
Sagimet Biosciences, Inc., Class A*	13,175	101,843
Savara, Inc.*	34,338	211,522
SELLAS Life Sciences Group, Inc. (x)*	42,344	624,997
Sera Prognostics, Inc., Class A*	6,968	12,682
Seres Therapeutics, Inc.*	1,689	13,326
Shattuck Labs, Inc.*	13,857	96,168
Solid Biosciences, Inc.*	17,657	176,393
Spero Therapeutics, Inc.*	10,170	22,476
Spruce Biosciences, Inc.*	597	32,238
Surrozen, Inc.*	1,593	41,338
Sutro Biopharma, Inc.*	3,397	112,780
Tectonic Therapeutic, Inc. (x)*	2,288	78,650
Tenax Therapeutics, Inc.*	5,671	82,513
Tonix Pharmaceuticals Holding Corp. (x)*	3,317	42,325
TriSalus Life Sciences, Inc. (x)*	10,760	48,958
TScan Therapeutics, Inc.*	11,250	11,026
TuHURA Biosciences, Inc.*	11,039	25,831
Twist Bioscience Corp.*	11,769	1,210,795
Tyra Biosciences, Inc. (x)*	17,026	543,810
Unicycive Therapeutics, Inc.*	5,540	25,983
UroGen Pharma Ltd.*	9,556	351,661
Vanda Pharmaceuticals, Inc.*	12,044	73,709
Verastem, Inc.*	17,836	68,134
Viridian Therapeutics, Inc.*	20,257	372,121
Vor BioPharma, Inc. (x)*	8,792	161,861
Voyager Therapeutics, Inc.*	11,966	41,881
vTv Therapeutics, Inc., Class A*	486	18,298
Whitehawk Therapeutics, Inc.*	7,372	33,764
X4 Pharmaceuticals, Inc.*	18,231	85,139
XBiotech, Inc. (x)*	5,290	12,167
Xilio Therapeutics, Inc.*	538	5,154
XOMA Royalty Corp.*	2,088	88,740
Z Squared, Inc. (x)*	9,863	104,351
Zenas Biopharma, Inc. (x)*	6,450	163,701
Zentalis Pharmaceuticals, Inc.*	11,244	54,533
Zura Bio Ltd., Class A (x)*	13,160	77,644

		33,587,643

Health Care Equipment & Supplies (1.5%)
Accuray, Inc.*	2,177	561
Acme United Corp.	765	36,506
AngioDynamics, Inc.*	8,350	108,633
Anteris Technologies Global Corp. (x)*	18,344	180,688
Apyx Medical Corp.*	8,176	36,710
Axe Compute, Inc.*	1,206	9,141
Bioventus, Inc., Class A (x)*	10,797	101,924
Butterfly Network, Inc., Class A*	47,242	397,778
CapsoVision, Inc. (x)*	7,712	58,457
Carlsmed, Inc. (x)*	1,915	19,878
Ceribell, Inc.*	6,179	120,182
Cerus Corp.*	44,662	130,413
ClearPoint Neuro, Inc. (x)*	6,322	112,784
CVRx, Inc. (x)*	3,502	18,000
Delcath Systems, Inc.*	6,454	81,256
ElectroCore, Inc. (x)*	1,200	10,368
Electromed, Inc.*	1,504	63,619
HeartBeam, Inc. (x)*	10,462	7,847
Hyperfine, Inc., Class A*	17,482	23,601
Inogen, Inc.*	5,637	36,359
InspireMD, Inc.*	8,161	5,714
iRadimed Corp.	1,902	181,755
Kewaunee Scientific Corp.*	496	17,618
KORU Medical Systems, Inc.*	10,201	42,844
LENSAR, Inc. (x)*	2,176	12,425
Lucid Diagnostics, Inc. (x)*	33,425	35,765
Microbot Medical, Inc. (x)*	15,591	30,402
Neuraxis, Inc.*	1,947	14,233
Neuronetics, Inc.*	6,433	8,363
NeuroOne Medical Technologies Corp.*	1,479	4,496
NeuroPace, Inc.*	5,937	94,339
Odysight.ai, Inc. (x)*	2,357	9,805
OraSure Technologies, Inc.*	14,652	65,348
Orchestra BioMed Holdings, Inc.*	9,028	38,956
Orthofix Medical, Inc.*	9,042	82,644
OrthoPediatrics Corp. (x)*	3,948	75,525
Outset Medical, Inc.*	3,928	16,969
Owlet, Inc.*	3,769	21,634
PAVmed, Inc.*	881	5,233
Precision Optics Corp., Inc.*	1,606	8,191
Pro-Dex, Inc.*	467	27,343
Pulmonx Corp.*	9,385	12,200
Pulse Biosciences, Inc. (x)*	4,167	115,551
QT Imaging Holdings, Inc.*	1,994	8,116
RxSight, Inc.*	9,004	43,399
Sanara Medtech, Inc.*	747	17,622
SANUWAVE Health, Inc.*	1,747	17,470
Senseonics Holdings, Inc.*	8,933	50,739
Sensus Healthcare, Inc.*	3,049	9,208
Shoulder Innovations, Inc. (x)*	2,375	48,165
SI-BONE, Inc.*	9,864	160,980
Sight Sciences, Inc.*	8,919	48,341
SkyAI, Inc.*	8,297	9,210
Solana Co.*	10,708	17,668
Spectral AI, Inc. (x)*	6,203	10,731
Stereotaxis, Inc. (x)*	15,379	26,452
Strive, Inc., Class A (x)*	14,255	155,522
Tactile Systems Technology, Inc.*	5,131	152,801
Treace Medical Concepts, Inc.*	11,138	44,329
Utah Medical Products, Inc.	671	46,286
Vivani Medical, Inc.*	8,403	10,420

		3,359,517

Health Care Providers & Services (2.4%)
Accendra Health, Inc.*	16,249	55,572
AirSculpt Technologies, Inc. (x)*	2,135	9,607
Aveanna Healthcare Holdings, Inc.*	17,527	150,206
Billiontoone, Inc., Class A (x)*	12,085	1,449,958
Biodesix, Inc.*	1,156	26,068
Castle Biosciences, Inc.*	6,713	160,105

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Community Health Systems, Inc. (x)*	29,302	$97,869
Cross Country Healthcare, Inc.*	6,838	90,330
Cryo-Cell International, Inc.*	430	1,372
Hinge Health, Inc., Class A*	26,453	2,195,599
InfuSystem Holdings, Inc.*	4,366	42,132
Joint Corp. (The)*	1,858	16,313
Nano-X Imaging Ltd. (x)*	16,191	18,782
NRC Health	2,683	57,872
Nutex Health, Inc. (x)*	1,134	193,789
Oncology Institute, Inc. (The)*	17,136	93,048
Park Dental Partners, Inc.*	363	7,823
Pennant Group, Inc. (The)*	7,647	282,557
Precipio, Inc.*	355	8,790
SBC Medical Group Holdings, Inc. (x)*	4,299	13,241
Strata Critical Medical, Inc.*	15,307	80,668
Talkspace, Inc.*	32,265	167,778
Viemed Healthcare, Inc.*	7,613	86,788

		5,306,267

Health Care Technology (0.6%)
American Well Corp., Class A*	3,251	29,649
CareCloud, Inc.*	8,380	17,766
Claritev Corp. (x)*	2,204	75,178
DarioHealth Corp.*	1,158	7,643
Definitive Healthcare Corp., Class A*	9,174	7,623
Firefly Neuroscience, Inc. (x)*	2,850	3,449
Health Catalyst, Inc.*	11,055	22,000
HealthStream, Inc.	5,377	146,523
HeartFlow, Inc.*	27,583	809,285
LifeMD, Inc. (x)*	9,114	37,641
OneMedNet Corp.*	3,381	2,404
OptimizeRx Corp.*	3,770	21,564
Simulations Plus, Inc.*	3,843	70,365
TruBridge, Inc.*	2,411	63,192

		1,314,282

Life Sciences Tools & Services (2.8%)
10X Genomics, Inc., Class A*	54,844	2,102,719
Adaptive Biotechnologies Corp.*	118,225	2,535,926
Alamar Biosciences, Inc.*	24,671	668,337
Alpha Teknova, Inc. (x)*	2,574	14,620
Atlantic International Corp.*	4,846	4,458
BioLife Solutions, Inc.*	9,576	270,426
Champions Oncology, Inc.*	2,034	12,530
Codexis, Inc.*	19,608	44,314
Ginkgo Bioworks Holdings, Inc., Class A (x)*	10,685	105,888
Lifecore Biomedical, Inc. (x)*	6,396	33,579
MindWalk Holdings Corp.*	9,593	15,157
Nautilus Biotechnology, Inc.*	11,134	20,821
OmniAb, Inc.*	24,829	61,079
Personalis, Inc.*	15,381	206,105
Quanterix Corp.*	9,721	41,995
Rapid Micro Biosystems, Inc., Class A*	7,524	13,017
Seer, Inc., Class A*	10,469	17,379

		6,168,350

Pharmaceuticals (4.8%)
Aardvark Therapeutics, Inc.*	2,679	15,431
Aclaris Therapeutics, Inc.*	26,605	140,740
Alto Neuroscience, Inc.*	5,878	155,120
AN2 Therapeutics, Inc. (x)*	5,962	28,856
Aquestive Therapeutics, Inc. (x)*	24,212	100,722
Atea Pharmaceuticals, Inc.*	15,830	73,609
BioAge Labs, Inc.*	7,887	193,310
Biote Corp., Class A*	6,659	12,585
Cingulate, Inc.*	1,871	10,234
Cognition Therapeutics, Inc.*	18,396	21,155
Collegium Pharmaceutical, Inc.*	7,375	266,975
Context Therapeutics, Inc.*	21,072	11,672
Contineum Therapeutics, Inc., Class A*	6,007	98,455
CorMedix, Inc. (x)*	16,709	131,166
Cumberland Pharmaceuticals, Inc.*	1,991	12,902
Dare Bioscience, Inc.*	2,978	6,284
Enliven Therapeutics, Inc.*	46,082	2,338,661
Esperion Therapeutics, Inc.*	56,787	179,447
Eton Pharmaceuticals, Inc.*	5,988	216,766
Evolus, Inc.*	13,287	92,212
EyePoint, Inc.*	17,358	248,219
Filana Therapeutics, Inc. (x)*	10,019	11,923
Fulcrum Therapeutics, Inc.*	13,216	48,371
Grace Therapeutics, Inc.*	2,347	5,328
Harrow, Inc. (x)*	7,260	308,332
Hyperion DeFi, Inc.*	2,293	7,200
ImageneBio, Inc.*	1,787	10,543
Journey Medical Corp. (x)*	3,380	23,930
LB Pharmaceuticals, Inc.*	5,021	162,957
LENZ Therapeutics, Inc. (x)*	4,670	26,526
LeonaBio, Inc.*	1,416	13,013
Lexicon Pharmaceuticals, Inc.*	55,774	133,858
Maze Therapeutics, Inc.*	7,915	236,184
MBX Biosciences, Inc.*	6,962	384,302
MediWound Ltd. (x)*	2,328	34,222
Mira Pharmaceuticals, Inc.*	8,237	7,796
Nektar Therapeutics*	20,366	1,421,750
Neonc Technologies Holdings, Inc. (x)*	2,351	10,650
Neumora Therapeutics, Inc.*	23,136	39,331
NRX Therapeutics, Inc. (x)*	7,113	29,092
Nutriband, Inc. (x)*	668	2,131
Nutriband, Inc. (Preference) (q)(r)*	167	—
Nuvation Bio, Inc.*	56,545	321,176
Omeros Corp. (x)*	16,169	153,767
Oramed Pharmaceuticals, Inc. (x)	7,664	36,864
Phathom Pharmaceuticals, Inc.*	11,028	119,654
Pliant Therapeutics, Inc.*	13,846	15,784
Rafael Holdings, Inc., Class B*	7,209	23,646
Rapport Therapeutics, Inc.*	6,871	286,315
Relmada Therapeutics, Inc.*	21,218	146,829
Scilex Holding Co. (x)*	1,683	13,127
Semnur Pharmaceuticals, Inc.*	1,257	628
SIGA Technologies, Inc.	9,624	35,031
SpyGlass Pharma, Inc.*	2,472	55,027
Tarsus Pharmaceuticals, Inc.*	20,560	1,294,046
Telomir Pharmaceuticals, Inc. (x)*	2,473	3,165
Theravance Biopharma, Inc.*	9,051	153,867
Third Harmonic Bio, Inc. (r)*	5,280	—
Turn Therapeutics, Inc.*	2,359	17,221
Verrica Pharmaceuticals, Inc.*	2,195	13,433
Veru, Inc.*	3,344	10,467
WaVe Life Sciences Ltd.*	30,944	179,785
Xeris Biopharma Holdings, Inc.*	38,453	304,548
Zevra Therapeutics, Inc.*	13,200	189,288

		10,645,628

Total Health Care		60,381,687

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (18.9%)
Aerospace & Defense (4.2%)
AAR Corp.*	11,857	$1,694,721
AerSale Corp.*	8,342	52,721
AIRO Group Holdings, Inc. (x)*	5,026	37,142
Applied Aerospace & Defense, Inc.*	34,488	785,637
Astronics Corp., Class B*	1,094	83,144
Byrna Technologies, Inc. (x)*	4,111	27,585
Cadre Holdings, Inc.	7,066	201,452
CPI Aerostructures, Inc.*	2,211	11,475
Hawkeye 360, Inc.*	896	18,117
Innovative Solutions and Support, Inc.*	3,296	59,328
Mercury Systems, Inc.*	19,361	2,368,431
National Presto Industries, Inc.	1,220	152,488
Optex Systems Holdings, Inc.*	1,232	17,285
Park Aerospace Corp.	4,152	158,440
Red Cat Holdings, Inc. (x)*	24,964	265,867
Safe Pro Group, Inc. (x)*	2,966	12,843
Satellogic, Inc., Class A*	21,365	122,208
Sidus Space, Inc., Class A*	18,678	52,485
SIFCO Industries, Inc.*	1,069	25,015
Starfighters Space, Inc. (x)*	6,923	36,830
Swarmer, Inc.*	807	35,758
TAT Technologies Ltd. (x)*	23,966	1,155,880
Virgin Galactic Holdings, Inc. (x)*	21,601	62,427
VirTra, Inc.*	2,558	8,032
VSE Corp.	5,899	1,347,921
York Space Systems, Inc. (x)*	21,743	535,313

		9,328,545

Air Freight & Logistics (0.0%)†
Air T, Inc.*	241	6,131
Freightos Ltd.*	5,732	8,713
Radiant Logistics, Inc.*	8,304	78,556

		93,400

Building Products (0.2%)
Alpha Pro Tech Ltd.*	2,098	11,791
Caesarstone Ltd.*	4,061	8,528
CEA Industries, Inc. (x)*	8,613	23,427
Insteel Industries, Inc.	4,254	128,471
JELD-WEN Holding, Inc.*	19,640	29,460
Quanex Building Products Corp.	10,431	194,225
Tecogen, Inc.*	4,158	21,705

		417,607

Commercial Services & Supplies (0.6%)
ACCO Brands Corp.	20,749	86,316
Birchtech Corp.*	4,379	8,977
Bridger Aerospace Group Holdings, Inc.*	9,141	17,551
Civeo Corp.*	2,333	81,655
CompX International, Inc.	311	7,744
Ennis, Inc.	5,722	121,593
Enviri Corp.*	5,277	115,830
Fuel Tech, Inc.*	5,343	11,808
Interface, Inc., Class A	13,125	470,400
Knightscope, Inc., Class A (x)*	3,377	7,126
LanzaTech Global, Inc.*	509	3,471
Liquidity Services, Inc.*	5,381	210,505
Mobile Infrastructure Corp., Class A*	2,345	3,236
NLI Holdings, Inc.	1,686	10,032
Odyssey Marine Exploration, Inc., Class B (x)*	12,148	10,331
Perma-Fix Environmental Services, Inc. (x)*	4,005	57,231
Quad/Graphics, Inc.	6,866	57,880
Royalty Management Holding Corp.	1,541	4,037
Team, Inc.*	665	11,491
Virco Mfg. Corp.	2,566	15,755

		1,312,969

Construction & Engineering (4.8%)
Argan, Inc.	1,954	1,560,367
Bowman Consulting Group Ltd., Class A*	3,255	95,046
Cardinal Infrastructure Group, Inc., Class A (x)*	39,193	3,691,981
Concrete Pumping Holdings, Inc.*	4,731	57,008
INNOVATE Corp.*	1,256	23,449
JFB Construction Holdings, Class A (x)*	1,313	6,315
Legence Corp., Class A*	18,718	1,595,335
Limbach Holdings, Inc.*	2,504	192,808
Matrix Service Co.*	6,131	83,995
MYR Group, Inc.*	3,315	1,658,826
NWPX Infrastructure, Inc.*	2,147	321,921
Orion Group Holdings, Inc.*	8,807	148,134
Shimmick Corp.*	1,159	5,297
Southland Holdings, Inc. (x)*	2,394	1,589
Sterling Infrastructure, Inc.*	1,475	1,238,056

		10,680,127

Electrical Equipment (1.0%)
Allient, Inc.	3,344	344,198
Beam Global*	4,488	5,834
Broadwind, Inc.*	4,672	22,566
ChargePoint Holdings, Inc.*	5,471	32,334
Energous Corp.*	1,005	24,170
Energy Vault Holdings, Inc. (x)*	31,124	146,594
Espey Mfg. & Electronics Corp.	518	34,887
ESS Tech, Inc.*	5,244	4,982
FTC Solar, Inc. (x)*	2,498	12,690
FuelCell Energy, Inc.*	12,178	438,530
GrafTech International Ltd.*	3,830	22,635
Hyliion Holdings Corp.*	28,718	149,621
KULR Technology Group, Inc. (x)*	10,057	38,317
LSI Industries, Inc.	7,534	200,254
NANO Nuclear Energy, Inc. (x)*	9,761	206,348
NeoVolta, Inc. (x)*	7,943	25,020
Orion Energy Systems, Inc.*	777	9,083
Pioneer Power Solutions, Inc.*	1,939	7,640
Power Solutions International, Inc.*	1,936	75,291
Preformed Line Products Co.	566	232,377
SES AI Corp., Class A (x)*	56,968	54,701
SKYX Platforms Corp.*	21,543	23,805
Solidion Technology, Inc. (x)*	584	5,425
Stem, Inc.*	1,866	14,573
SunPower, Inc. (x)*	20,990	14,426
Tigo Energy, Inc.*	8,721	20,320
Ultralife Corp.*	2,247	14,201

		2,180,822

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Ground Transportation (0.2%)
Covenant Logistics Group, Inc., Class A	3,478	$153,658
FTAI Infrastructure, Inc. (x)	24,717	114,687
PAMT Corp.*	1,080	15,131
Proficient Auto Logistics, Inc.*	5,593	38,088
Universal Logistics Holdings, Inc. (x)	1,611	23,843

		345,407

Machinery (3.4%)
374Water, Inc.*	2,468	4,689
3D Systems Corp.*	32,580	98,392
Aebi Schmidt Holding AG	8,426	105,746
AgEagle Aerial Systems, Inc.*	12,775	11,386
AirJoule Technologies Corp. (x)*	7,394	40,963
CECO Environmental Corp.*	33,212	3,013,657
Columbus McKinnon Corp.	6,432	97,316
Commercial Vehicle Group, Inc.*	7,027	32,465
Douglas Dynamics, Inc.	5,248	283,130
Eastern Co. (The)	1,280	35,648
Elmet Group Co. (The)*	2,240	44,218
FreightCar America, Inc. (x)*	3,363	32,756
Gencor Industries, Inc.*	2,351	35,077
Graham Corp.*	2,403	297,467
Hurco Cos., Inc.*	1,319	30,198
Hyster-Yale, Inc.	2,537	88,947
L B Foster Co., Class A*	2,220	100,277
Luxfer Holdings plc	6,071	109,521
Manitowoc Co., Inc. (The)*	7,946	110,370
Mayville Engineering Co., Inc.*	24,596	921,366
Microvast Holdings, Inc. (x)*	47,851	55,986
Miller Industries, Inc.	2,480	126,852
Nephros, Inc.*	1,080	3,856
NN, Inc.*	9,401	33,750
Novusterra, Inc. (r)(x)*	957	—
Omega Flex, Inc.	789	24,767
Palladyne AI Corp. (x)*	8,238	50,087
Park-Ohio Holdings Corp.	2,288	87,974
Perma-Pipe International Holdings, Inc.*	1,677	45,665
Richtech Robotics, Inc., Class B (x)*	41,888	88,384
RYTHM, Inc.*	255	6,497
Standex International Corp.	2,796	1,000,045
Taylor Devices, Inc.*	728	42,719
TechPrecision Corp.*	1,758	9,212
Titan International, Inc.*	11,889	91,664
Twin Disc, Inc.	2,602	60,366
Velo3D, Inc. (x)*	3,700	64,935
Wabash National Corp.	8,935	120,622

		7,406,970

Marine Transportation (0.2%)
Costamare Bulkers Holdings Ltd.*	1,916	33,645
Genco Shipping & Trading Ltd.	7,401	183,397
Himalaya Shipping Ltd.	6,640	88,710
Pangaea Logistics Solutions Ltd.	8,109	52,709
Safe Bulkers, Inc.	12,529	79,058

		437,519

Passenger Airlines (0.0%)†
flyExclusive, Inc. (x)*	3,149	6,298
Republic Airways Holdings, Inc. (x)*	3,194	67,106
Surf Air Mobility, Inc. (x)*	18,104	21,000
Wheels Up Experience, Inc., Class A (x)*	1,237	11,096

		105,500

Professional Services (2.4%)
Asure Software, Inc.*	5,502	43,686
ATIF Holdings Ltd.*	1,762	13,127
Barrett Business Services, Inc.	5,394	191,595
BGSF, Inc.	2,400	13,704
BlackSky Technology, Inc., Class A*	43,786	1,222,505
Conduent, Inc.*	32,304	47,164
CRA International, Inc.	1,425	202,777
DLH Holdings Corp.*	2,888	15,162
Forrester Research, Inc.*	2,660	22,371
Franklin Covey Co.*	2,136	52,396
HireQuest, Inc.	1,261	15,838
IBEX Holdings Ltd.*	2,231	67,755
Innodata, Inc.*	18,120	1,369,510
Kelly Services, Inc., Class A	6,750	82,890
Mastech Digital, Inc.*	806	6,230
Mistras Group, Inc.*	3,946	68,937
Public Policy Holding Co., Inc.	1,039	7,699
RCM Technologies, Inc.*	1,043	29,444
Resolute Holdings Management, Inc. (x)*	902	130,366
Resources Connection, Inc. (x)	7,319	31,106
Skillsoft Corp.*	1,180	6,112
Spire Global, Inc. (x)*	6,826	126,964
Star Equity Holdings, Inc.*	468	4,989
TrueBlue, Inc.*	6,519	45,437
TTEC Holdings, Inc. (x)*	4,854	9,417
Where Food Comes From, Inc. (x)*	441	5,468
Willdan Group, Inc.*	17,112	1,353,559

		5,186,208

Trading Companies & Distributors (1.9%)
Alta Equipment Group, Inc.*	4,524	29,270
BlueLinx Holdings, Inc.*	1,725	106,743
EVI Industries, Inc.	1,179	17,426
Hudson Technologies, Inc.*	8,534	48,985
Karat Packaging, Inc.	1,945	65,080
NPK International, Inc.*	18,612	296,117
Titan Machinery, Inc.*	4,776	100,869
Transcat, Inc.*	11,059	1,025,943
Willis Lease Finance Corp.	856	195,853
Xometry, Inc., Class A*	23,714	2,288,875

		4,175,161

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp. (x)*	5,126	50,440

Total Industrials		41,720,675

Information Technology (17.0%)
Communications Equipment (2.0%)
ADTRAN Holdings, Inc.*	17,244	239,692
Applied Optoelectronics, Inc.*	11,247	1,666,356
Aviat Networks, Inc.*	2,679	59,474
BK Technologies Corp.*	685	58,896
Clearfield, Inc.*	2,577	102,539
Comtech Telecommunications Corp.*	6,115	12,841
Extreme Networks, Inc.*	21,230	687,215

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Franklin Wireless Corp.	1,689	$4,290
Genasys, Inc.*	9,490	16,133
Gilat Satellite Networks Ltd. (x)*	54,447	724,690
Inseego Corp. (x)*	2,736	28,263
KVH Industries, Inc.*	2,814	27,887
Lantronix, Inc.*	8,075	47,481
NETGEAR, Inc.*	5,946	138,839
Network-1 Technologies, Inc.	2,826	4,154
Ondas, Inc. (x)*	62,152	512,132
Optical Cable Corp.*	1,199	25,143
Ribbon Communications, Inc.*	21,201	49,610

		4,405,635

Electronic Equipment, Instruments & Components (4.7%)
908 Devices, Inc. (x)*	6,488	56,446
Acorn Energy, Inc.*	326	5,552
Aeva Technologies, Inc.*	6,277	180,276
AEye, Inc.*	10,276	14,797
Airgain, Inc.*	2,295	14,459
AmpliTech Group, Inc. (x)*	5,142	35,788
Arlo Technologies, Inc.*	24,346	328,184
Bel Fuse, Inc., Class B	7,012	2,335,277
Climb Global Solutions, Inc.	3,771	87,525
Coda Octopus Group, Inc.*	1,223	11,949
CPS Technologies Corp.*	3,433	18,950
Daktronics, Inc.*	8,932	174,710
Evolv Technologies Holdings, Inc.*	36,878	213,892
Forward Industries, Inc.*	13,756	58,050
Frequency Electronics, Inc.*	1,523	101,051
Identiv, Inc.*	4,539	11,438
Interlink Electronics, Inc.*	734	3,538
Key Tronic Corp.*	1,847	7,628
Kimball Electronics, Inc.*	5,412	138,547
LGL Group, Inc. (The)*	1,813	12,528
LightPath Technologies, Inc., Class A*	12,421	203,083
Methode Electronics, Inc.	7,952	150,850
M-Tron Industries, Inc.*	944	93,598
nLight, Inc.*	11,103	772,991
Nortech Systems, Inc.*	211	3,317
Ouster, Inc.*	42,717	2,670,667
Powerfleet, Inc. (x)*	28,770	110,189
RF Industries Ltd.*	1,902	40,341
Richardson Electronics Ltd.	2,819	53,589
ScanSource, Inc.*	4,867	253,522
SmartRent, Inc., Class A*	33,852	40,284
Sono-Tek Corp.*	1,619	9,908
Syntec Optics Holdings, Inc. (x)*	1,611	20,057
Unusual Machines, Inc. (x)*	46,181	1,029,836
Vishay Precision Group, Inc.*	7,183	1,076,804
Vuzix Corp. (x)*	15,817	45,869
Wrap Technologies, Inc. (x)*	8,931	11,521

		10,397,011

IT Services (1.8%)
AIB Data Centers, Inc.	2,654	5,626
Applied Digital Corp.*	54,985	2,050,941
Backblaze, Inc., Class A*	13,167	208,829
Brand Engagement Network, Inc. (x)*	894	15,296
ChronoScale Corp. (x)*	680	15,110
Commerce.com, Inc.*	16,908	50,048
Crexendo, Inc.*	4,202	31,389
CSP, Inc.	1,641	13,030
Fastly, Inc., Class A*	48,879	897,418
Grid Dynamics Holdings, Inc.*	14,890	84,575
Hackett Group, Inc. (The)	5,072	54,625
Information Services Group, Inc.	8,125	33,394
Rackspace Technology, Inc.*	20,674	135,001
Research Solutions, Inc.*	6,306	14,630
SharonAI Holdings, Inc. (x)*	959	81,189
TSS, Inc. (x)*	5,501	67,662
Tucows, Inc., Class A (x)*	1,588	21,390
Unisys Corp.*	14,908	54,563
WidePoint Corp.*	1,912	33,460
XTI Aerospace, Inc.*	8,917	16,140

		3,884,316

Semiconductors & Semiconductor Equipment (4.6%)
Aehr Test Systems*	34,334	3,298,124
Aeluma, Inc. (x)*	2,887	63,745
Alpha & Omega Semiconductor Ltd.*	5,552	262,776
Ambiq Micro, Inc.*	20,756	1,832,755
Amtech Systems, Inc.*	2,654	61,254
Ascent Solar Technologies, Inc.*	2,052	10,260
Atomera, Inc. (x)*	8,567	74,619
Blaize Holdings, Inc. (x)*	19,647	27,113
Canadian Solar, Inc. (x)*	10,965	175,659
CEVA, Inc.*	6,225	293,571
CVD Equipment Corp.*	1,074	7,980
Everspin Technologies, Inc. (x)*	4,376	105,812
GCT Semiconductor Holding, Inc. (x)*	14,296	42,459
GSI Technology, Inc.*	7,205	55,695
Ideal Power, Inc. (x)*	2,275	12,194
indie Semiconductor, Inc., Class A (x)*	48,121	216,063
inTEST Corp.*	2,638	47,932
Kopin Corp. (x)*	39,387	176,454
Mobix Labs, Inc.*	2,176	4,570
Navitas Semiconductor Corp., Class A (x)*	90,168	1,615,811
NVE Corp.	1,101	115,109
Penguin Solutions, Inc.*	11,293	858,381
Pixelworks, Inc.*	1,353	8,436
QuickLogic Corp. (x)*	3,694	73,769
SkyWater Technology, Inc.*	8,382	291,861
T1 Energy, Inc.*	40,227	381,352
Toyo Co. Ltd.*	1,813	12,600

		10,126,354

Software (3.6%)
8x8, Inc.*	31,426	53,738
ACCESS Newswire, Inc.*	580	3,770
Airship AI Holdings, Inc. (x)*	5,391	12,884
Arteris, Inc.*	7,861	381,966
AudioEye, Inc.*	1,906	11,074
Bit Digital, Inc. (x)*	73,876	132,977
Blend Labs, Inc., Class A (x)*	41,864	71,587
BTCS, Inc. (r)*	650	—
BTCS, Inc. (Nasdaq Stock Exchange)*	8,392	9,315
Cerence, Inc.*	10,015	113,370
Cipher Digital, Inc. (x)*	27,235	667,258
Consensus Cloud Solutions, Inc.*	4,057	154,775
CS Disco, Inc.*	6,461	24,423
Daily Journal Corp. (x)*	305	183,363
Datacentrex, Inc. (x)*	6,622	11,787
Digimarc Corp. (x)*	3,081	25,326
Digital Turbine, Inc.*	25,341	326,899
Domo, Inc., Class B*	8,696	27,218

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Duos Technologies Group, Inc. (x)*	5,982	$71,784
eGain Corp.*	3,807	23,984
Expensify, Inc., Class A*	15,866	28,400
Fatpipe, Inc.*	1,780	11,214
I3 Verticals, Inc., Class A (x)*	4,950	105,732
Intellicheck, Inc. (x)*	4,178	17,130
Intellinetics, Inc.*	496	2,728
Kaltura, Inc.*	20,545	26,709
LivePerson, Inc.*	2,597	4,934
Mitek Systems, Inc.*	10,246	206,252
NetSol Technologies, Inc.*	2,083	9,623
OneSpan, Inc.	8,413	120,727
Ooma, Inc.*	5,750	110,515
Phunware, Inc.*	4,704	9,643
Porch Group, Inc. (x)*	21,895	329,301
Rank One Computing Corp.*	864	4,553
Rapid7, Inc.*	14,969	121,249
Red Violet, Inc.*	17,803	1,134,407
ReposiTrak, Inc.	2,841	25,569
Rimini Street, Inc.*	11,321	48,227
Roadzen, Inc.*	10,372	15,143
Silvaco Group, Inc.*	2,762	38,088
Soluna Holdings, Inc. (x)*	23,842	32,187
SoundThinking, Inc.*	2,272	20,562
Sprout Social, Inc., Class A*	12,229	92,329
SRAX, Inc. (x)*	4,308	—
Tao Synergies, Inc.*	1,618	6,035
Telos Corp.*	12,709	58,461
Terawulf, Inc. (x)*	108,357	2,676,418
Thryv Holdings, Inc.*	7,707	30,366
TON Strategy Co.*	9,014	22,986
Veritone, Inc. (x)*	19,218	26,329
Viant Technology, Inc., Class A*	3,885	49,184
VirnetX Holding Corp.*	846	10,744
Weave Communications, Inc.*	14,751	88,358
Xperi, Inc.*	10,356	85,230
Yext, Inc.*	19,467	90,911
ZenaTech, Inc.*	9,753	14,629

		7,982,371

Technology Hardware, Storage & Peripherals (0.3%)
AstroNova, Inc.*	1,534	43,673
Corvex, Inc.*	346	7,510
CPI Card Group, Inc.*	1,803	37,466
Eastman Kodak Co.*	14,487	134,005
Foxx Development Holdings, Inc.*	406	1,327
Immersion Corp.	6,413	43,416
One Stop Systems, Inc. (x)*	5,034	91,518
Quantum Corp.*	2,627	28,897
TransAct Technologies, Inc.*	1,793	10,471
Turtle Beach Corp. (x)*	3,364	41,882
Virtuix Holdings, Inc., Class A*	6,016	18,349
Xerox Holdings Corp. (x)	27,374	85,681

		544,195

Total Information Technology		37,339,882

Materials (1.7%)
Chemicals (0.5%)
AdvanSix, Inc.	6,024	119,757
Alto Ingredients, Inc.*	16,498	94,039
American Vanguard Corp.*	6,220	17,416
Arq, Inc.*	7,533	19,209
Ascent Industries Co.*	1,832	27,535
ASP Isotopes, Inc. (x)*	26,109	162,398
Aspen Aerogels, Inc.*	15,226	96,533
Core Molding Technologies, Inc.*	1,873	44,203
Flexible Solutions International, Inc.*	1,612	10,736
Flotek Industries, Inc. (x)*	3,252	76,487
Intrepid Potash, Inc.*	2,503	82,048
Koppers Holdings, Inc.	4,100	184,090
Northern Technologies International Corp.	1,784	15,271
Rayonier Advanced Materials, Inc.*	13,981	109,891
Solesence, Inc.*	3,821	2,808
Trinseo plc (r)	6,822	11
Valhi, Inc.	444	6,513

		1,068,945

Construction Materials (0.0%)†
Smith-Midland Corp.*	609	17,661

Containers & Packaging (0.2%)
Myers Industries, Inc.	8,517	300,735
Ranpak Holdings Corp., Class A*	10,934	79,928

		380,663

Metals & Mining (1.0%)
5E Advanced Materials, Inc.*	4,587	6,376
American Battery Technology Co. (x)*	28,982	82,019
American Infrastructure Corp. (r)(x)*	1,723	—
Ampco-Pittsburgh Corp.*	3,647	31,547
Blue Gold Ltd., Class A*	4,016	1,118
Caledonia Mining Corp. plc	3,759	71,797
Contango Silver & Gold, Inc. (x)*	5,884	92,908
Critical Metals Corp. (x)*	15,377	157,614
Dakota Gold Corp.*	26,188	111,561
Ferroglobe plc	27,080	86,114
Friedman Industries, Inc.	1,544	49,686
Gold Resource Corp.*	36,971	46,584
Idaho Strategic Resources, Inc.*	3,437	112,562
Lifezone Metals Ltd. (x)*	8,826	34,245
Metallus, Inc.*	8,231	153,837
NioCorp Developments Ltd.*	32,153	154,977
Paramount Gold Nevada Corp.*	13,584	15,486
Ramaco Resources, Inc., Class A (x)*	9,931	131,387
Ramaco Resources, Inc., Class B*	1,410	12,056
Realloys, Inc. (x)*	12,885	186,188
ReElement Technologies Corp. (x)*	3,055	—
Silver Bow Mining Corp.*	1,175	7,943
SunCoke Energy, Inc.	19,355	155,808
Tredegar Corp.*	6,275	49,949
United States Antimony Corp. (x)*	30,043	218,112
US Gold Corp. (x)*	3,253	49,869
US Goldmining, Inc. (x)*	788	6,406
Vista Gold Corp.*	32,563	62,195
Vox Royalty Corp. (x)	14,053	66,471

		2,154,815

Paper & Forest Products (0.0%)†
Clearwater Paper Corp.*	3,546	55,601
Magnera Corp.*	7,560	88,830

		144,431

Total Materials		3,766,515

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (1.1%)
Diversified REITs (0.2%)
Alpine Income Property Trust, Inc. (REIT)	3,550	$73,698
CTO Realty Growth, Inc. (REIT)	7,507	161,476
Gladstone Commercial Corp. (REIT) (x)	11,122	136,801
Modiv Industrial, Inc. (REIT), Class C	2,225	38,715
NexPoint Diversified Real Estate Trust (REIT)	8,318	43,170

		453,860

Health Care REITs (0.1%)
Chiron Real Estate, Inc. (REIT) (x)	2,874	107,833
Strawberry Fields REIT, Inc. (REIT)	1,787	24,571
Universal Health Realty Income Trust (REIT)	2,956	129,650

		262,054

Hotel & Resort REITs (0.1%)
Braemar Hotels & Resorts, Inc. (REIT)	13,309	28,747
Chatham Lodging Trust (REIT)	10,163	134,457

		163,204

Industrial REITs (0.1%)
Industrial Logistics Properties Trust (REIT)	12,750	113,092
One Liberty Properties, Inc. (REIT)	4,195	102,442

		215,534

Office REITs (0.1%)
NET Lease Office Properties (REIT) (x)	3,373	37,541
Orion Properties, Inc. (REIT)	12,139	35,082
Postal Realty Trust, Inc. (REIT), Class A (x)	6,055	149,195

		221,818

Real Estate Management & Development (0.2%)
American Realty Investors, Inc.*	258	5,746
AMREP Corp.*	658	16,595
Comstock Holding Cos., Inc., Class A*	809	12,936
Douglas Elliman, Inc.*	16,657	29,483
FRP Holdings, Inc.*	2,704	67,573
InterGroup Corp. (The)*	135	6,483
JW Mays, Inc.*	69	2,691
Logistic Properties of The Americas (x)*	574	1,929
Maui Land & Pineapple Co., Inc.*	1,442	25,639
RE/MAX Holdings, Inc., Class A*	4,232	41,727
Real Brokerage, Inc. (The) (x)*	35,289	64,226
Seaport Entertainment Group, Inc. (x)*	1,729	45,991
Star Holdings*	2,642	24,121
Tejon Ranch Co. (x)*	4,859	90,863
Transcontinental Realty Investors, Inc.*	283	13,015

		449,018

Residential REITs (0.0%)†
Bluerock Homes Trust, Inc. (REIT)	581	5,229
BRT Apartments Corp. (REIT)	2,330	35,812
Clipper Realty, Inc. (REIT)	2,594	7,056

		48,097

Retail REITs (0.2%)
CBL & Associates Properties, Inc. (REIT)	4,210	223,509
FrontView REIT, Inc. (REIT)	3,611	73,051
SITE Centers Corp. (REIT)	11,590	46,012
Whitestone REIT (REIT)	10,462	198,359

		540,931

Specialized REITs (0.1%)
Farmland Partners, Inc. (REIT) (x)	9,328	90,295
Gladstone Land Corp. (REIT) (x)	9,119	77,785
Global Self Storage, Inc. (REIT)	2,068	10,837

		178,917

Total Real Estate		2,533,433

Utilities (0.4%)
Electric Utilities (0.0%)†
Genie Energy Ltd., Class B	4,779	69,056

Gas Utilities (0.0%)†
RGC Resources, Inc. (x)	1,834	43,833

Independent Power and Renewable Electricity Producers (0.1%)
Hallador Energy Co.*	7,917	137,677
Montauk Renewables, Inc.*	15,013	23,420
Spruce Power Holding Corp.*	3,876	10,000

		171,097

Multi-Utilities (0.1%)
Unitil Corp.	4,065	214,185

Water Utilities (0.2%)
Cadiz, Inc.*	12,952	54,139
Consolidated Water Co. Ltd.	3,475	102,513
Global Water Resources, Inc.	3,209	23,233
Pure Cycle Corp.*	4,469	47,863
York Water Co. (The)	3,714	113,834

		341,582

Total Utilities		839,753

Total Common Stocks (98.1%) (Cost $157,581,865)		216,118,571

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	1,755	—
Icosavax, Inc., CVR *	4,644	1,394
Ikena Oncology Securities Corp., CVR (r)*	6,638	—
Sanofi Aatd, Inc., CVR (r)*	5,676	2,756
Vigil Neuroscience, Inc., CVR*	5,880	294

		4,444

Health Care Equipment & Supplies (0.0%)†
Monogram Technologies, Inc., CVR (r)*	2,887	2,021

Total Rights (0.0%)† (Cost $5,298)		6,465

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (6.1%)
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	4,200,000	$4,200,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	7,321,713	7,321,713
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	1,466,306	1,466,306
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	400,000	400,000

Total Investment Companies		13,388,019

Total Short-Term Investments (6.1%) (Cost $13,388,019)		13,388,019

Total Investments in Securities (104.2%) (Cost $170,975,182)		229,513,055
Other Assets Less Liabilities (-4.2%)		(9,323,744)

Net Assets (100%)		$220,189,311

*	Non-income producing.
†	Percent shown is less than 0.05%.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $24,622,524. This was collateralized by $13,387,728 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/9/26 – 5/15/56 and by cash of $11,921,939 of which $11,921,713 was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index	45	9/2026	USD	685,260	21,853

					21,853

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$7,247,952	$—		$—		$7,247,952
Consumer Discretionary	19,122,900	10,150		—		19,133,050
Consumer Staples	6,396,094	—		—		6,396,094
Energy	3,963,914	—		—		3,963,914
Financials	32,795,616	—		—(a	)	32,795,616
Health Care	60,381,687	—		—(a	)	60,381,687
Industrials	41,720,675	—		—(a	)	41,720,675
Information Technology	37,339,882	—(a	)	—(a	)	37,339,882
Materials	3,766,504	—(a	)	11		3,766,515

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Real Estate	$2,533,433	$—	$—	$2,533,433
Utilities	839,753	—	—	839,753
Futures	21,853	—	—	21,853
Rights
Health Care	—	1,688	4,777	6,465
Short-Term Investments
Investment Companies	13,388,019	—	—	13,388,019

Total Assets	$229,518,282	$11,838	$4,788	$229,534,908

Total Liabilities	$—	$—	$—	$—

Total	$229,518,282	$11,838	$4,788	$229,534,908

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$21,853	*

Total		$21,853

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$96,061	$96,061

Total	$96,061	$96,061

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$37,629	$37,629

Total	$37,629	$37,629

^	The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$816,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$90,208,930
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$101,891,451

During the period ended June 30, 2026, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 4%)*	Net Proceeds of Sales and Redemptions (affiliated 29%)*	Net Realized Gain (Loss)
$ 3,193,111	$29,228,165	$20,325,581

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,950,677
Aggregate gross unrealized depreciation	(14,640,059)

Net unrealized appreciation	$57,310,618

Federal income tax cost of investments in securities and derivative instruments, if applicable	$172,224,290

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $170,975,182)	$229,513,055
Cash	2,877,202
Cash held as collateral at broker for futures	55,200
Receivable for securities sold	182,399
Receivable for Portfolio shares sold	157,769
Dividends, interest and other receivables	54,360
Securities lending income receivable	30,222
Due from broker for futures variation margin	3,500
Other assets	2,014

Total assets	232,875,721

LIABILITIES
Payable for return of collateral on securities loaned	11,921,713
Payable for securities purchased	409,110
Payable for Portfolio shares repurchased	145,874
Investment management fees payable	117,872
Administrative fees payable	21,481
Distribution fees payable - Class IB	2,875
Accrued expenses	67,485

Total liabilities	12,686,410

Commitments and contingent liabilities^
NET ASSETS	$220,189,311

Net assets were comprised of:
Paid in capital	$128,365,920
Total distributable earnings (loss)	91,823,391

Net assets	$220,189,311

Class IB
Net asset value, offering and redemption price per share, $14,160,620 / 898,647 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.76

Class K
Net asset value, offering and redemption price per share, $206,028,691 / 12,945,881 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.91

(x)	Includes value of securities on loan of $24,622,524.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $191 foreign withholding tax)	$578,216
Income from non-cash dividends	61,454
Interest	42,483
Securities lending (net)	172,475

Total income	854,628

EXPENSES
Investment management fees	803,769
Administrative fees	117,750
Custodian fees	47,357
Professional fees	29,992
Distribution fees - Class IB	15,103
Printing and mailing expenses	11,886
Trustees’ fees	2,871
Miscellaneous	2,190

Gross expenses	1,030,918
Less: Waiver from investment manager	(163,466)

Net expenses	867,452

NET INVESTMENT INCOME (LOSS)	(12,824)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	31,849,423
Futures contracts	96,061

Net realized gain (loss)	31,945,484

Change in unrealized appreciation (depreciation) on:
Investments in securities	21,380,494
Futures contracts	37,629

Net change in unrealized appreciation (depreciation)	21,418,123

NET REALIZED AND UNREALIZED GAIN (LOSS)	53,363,607

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$53,350,783

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(12,824)	$127,260
Net realized gain (loss)	31,945,484	11,024,569
Net change in unrealized appreciation (depreciation)	21,418,123	14,975,100

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	53,350,783	26,126,929

Distributions to shareholders:
Class IB	—	(37,428)
Class K	—	(958,872)

Total distributions to shareholders	—	(996,300)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 932,286 and 271,512 shares, respectively ]	12,450,510	2,937,494
Capital shares issued in reinvestment of dividends [ 0 and 3,018 shares, respectively ]	—	37,428
Capital shares repurchased [ (920,314) and (285,659) shares, respectively ]	(12,420,794)	(3,031,317)

Total Class IB transactions	29,716	(56,395)

Class K
Capital shares sold [ 4,551 and 449,350 shares, respectively ]	58,742	3,730,477
Capital shares issued in reinvestment of dividends [ 0 and 76,649 shares, respectively ]	—	958,872
Capital shares repurchased [ (757,358) and (2,053,673) shares, respectively ]	(10,110,052)	(21,450,668)

Total Class K transactions	(10,051,310)	(16,761,319)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,021,594)	(16,817,714)

TOTAL INCREASE (DECREASE) IN NET ASSETS	43,329,189	8,312,915
NET ASSETS:
Beginning of period	176,860,122	168,547,207

End of period	$220,189,311	$176,860,122

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.03		$10.37	$8.66	$8.09	$11.27	$13.80

Income (loss) from investment operations†:
Net investment income (loss) (e)	(0.02)		(0.02)*	(0.02)	(0.01)	— #	(0.07)
Net realized and unrealized gain (loss)	3.75		1.72	1.76	0.63	(2.93)	1.51

Total from investment operations	3.73		1.70	1.74	0.62	(2.93)	1.44

Less distributions:
Dividends from net investment income	—		(0.04)	(0.03)	(0.05)	(0.01)	—
Distributions from net realized gains	—		—	—	—	(0.24)	(3.97)
Tax return of capital	—		—	— #	—	—	—

Total dividends and distributions	—		(0.04)	(0.03)	(0.05)	(0.25)	(3.97)

Net asset value, end of period	$15.76		$12.03	$10.37	$8.66	$8.09	$11.27

Total return (b)(y)	31.01%		16.42%	20.06%	7.62%	(26.00)%	10.96%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,161		$10,665	$9,312	$8,945	$8,138	$11,220
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%		1.15%	1.15%	1.15%	1.15%	1.15%
Before waivers (a)(f)	1.32%		1.34%	1.38%	1.36%	1.34%	1.30%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	(0.25)%		(0.16)%	(0.18)%	(0.17)%	(0.02)%	(0.45)%
Before waivers (a)(g)	(0.42)%		(0.35)%	(0.41)%	(0.38)%	(0.21)%	(0.59)%
Portfolio turnover rate ^	48	%(z)	80%	90%	88%	78%	62%

Class K	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.13		$10.46	$8.73	$8.16	$11.35	$13.85

Income (loss) from investment operations†:
Net investment income (loss) (e)	—	#	0.01	0.01	0.01	0.02	(0.04)
Net realized and unrealized gain (loss)	3.78		1.73	1.77	0.63	(2.93)	1.51

Total from investment operations	3.78		1.74	1.78	0.64	(2.91)	1.47

Less distributions:
Dividends from net investment income	—		(0.07)	(0.05)	(0.07)	(0.04)	— #
Distributions from net realized gains	—		—	—	—	(0.24)	(3.97)
Tax return of capital	—		—	— #	—	—	—

Total dividends and distributions	—		(0.07)	(0.05)	(0.07)	(0.28)	(3.97)

Net asset value, end of period	$15.91		$12.13	$10.46	$8.73	$8.16	$11.35

Total return (b)(y)	31.16%		16.61%	20.39%	7.82%	(25.71)%	11.13%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$206,029		$166,196	$159,235	$136,119	$143,894	$194,975
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%		0.90%	0.90%	0.90%	0.90%	0.90%
Before waivers (a)(f)	1.07%		1.09%	1.13%	1.11%	1.09%	1.05%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	—	#	0.09%	0.08%	0.07%	0.23%	(0.23)%
Before waivers (a)(g)	(0.17)%		(0.10)%	(0.16)%	(0.13)%	0.04%	(0.38)%
Portfolio turnover rate ^	48	%(z)	80%	90%	88%	78%	62%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period may not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

*	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Staples (1.4%)
Agricultural Products & Services (1.4%)
Archer-Daniels-Midland Co.	5,604	$428,146
Bunge Global SA	1,465	156,359
Wilmar International Ltd.	18,644	52,212

		636,717

Total Consumer Staples		636,717

Energy (57.7%)
Coal & Consumable Fuels (1.2%)
Cameco Corp.	5,064	516,166

Integrated Oil & Gas (41.8%)
BP plc	182,580	1,123,674
Cenovus Energy, Inc.	15,331	380,397
Chevron Corp.	21,463	3,557,707
Eni SpA	21,127	494,174
Equinor ASA	8,176	256,915
Exxon Mobil Corp.	48,335	6,608,361
Galp Energia SGPS SA	4,736	100,831
Imperial Oil Ltd.	1,687	189,439
Occidental Petroleum Corp.	8,602	417,799
OMV AG	1,712	107,403
Repsol SA	12,854	319,999
Shell plc	65,305	2,529,543
Suncor Energy, Inc.	13,802	742,530
TotalEnergies SE	22,903	1,779,123

		18,607,895

Oil & Gas Exploration & Production (14.7%)
Aker BP ASA	3,674	111,761
ARC Resources Ltd.	6,583	138,321
Canadian Natural Resources Ltd.	24,256	959,807
ConocoPhillips	14,214	1,477,687
Devon Energy Corp.	12,753	526,954
Diamondback Energy, Inc.	2,208	388,122
EOG Resources, Inc.	6,230	808,218
EQT Corp.	6,903	367,033
Expand Energy Corp.	2,796	254,967
Inpex Corp. (x)	10,233	206,192
Santos Ltd.	37,757	187,455
Texas Pacific Land Corp.	681	298,033
Tourmaline Oil Corp.	4,274	178,705
Var Energi ASA	10,883	44,951
Whitecap Resources, Inc. (x)	14,111	146,557
Woodside Energy Group Ltd.	22,107	427,998

		6,522,761

Total Energy		25,646,822

Materials (40.1%)
Aluminum (0.3%)
Norsk Hydro ASA	14,951	134,774

Copper (3.7%)
Antofagasta plc	4,012	203,775
First Quantum Minerals Ltd.*	8,003	218,605
Freeport-McMoRan, Inc.	16,713	1,051,080
Lundin Mining Corp.	7,950	193,726

		1,667,186

Diversified Metals & Mining (15.6%)
Anglo American plc	12,329	603,843
BHP Group Ltd.	59,090	2,466,344
Boliden AB	3,304	186,552
Glencore plc	109,174	744,641
Ivanhoe Mines Ltd., Class A*	9,118	71,427
JX Advanced Metals Corp.	6,400	177,035
Lynas Rare Earths Ltd.*	10,531	131,956
Mitsui Kinzoku Co. Ltd.	600	160,661
PLS Group Ltd.*	36,522	127,855
Rio Tinto Ltd.	4,324	514,879
Rio Tinto plc	12,404	1,173,203
South32 Ltd.	52,159	140,266
Sumitomo Metal Mining Co. Ltd.	2,796	130,664
Teck Resources Ltd., Class B	5,324	317,094

		6,946,420

Fertilizers & Agricultural Chemicals (3.0%)
CF Industries Holdings, Inc.	1,786	193,352
Corteva, Inc.	7,807	661,175
ICL Group Ltd.	8,253	41,403
Nutrien Ltd. (x)	5,595	352,486
Yara International ASA	1,851	81,386

		1,329,802

Forest Products (0.2%)
Svenska Cellulosa AB SCA, Class B (x)	6,898	70,541

Gold (12.2%)
Agnico Eagle Mines Ltd.	5,915	919,041
Alamos Gold, Inc., Class A	4,882	148,018
Barrick Mining Corp.	19,482	716,366
Coeur Mining, Inc. (x)	12,030	196,330
Endeavour Mining plc	2,480	122,704
Equinox Gold Corp.	8,715	84,922
Evolution Mining Ltd.	23,619	192,870
Franco-Nevada Corp.	2,242	467,813
Kinross Gold Corp.	13,926	329,727
Lundin Gold, Inc.	1,124	60,636
Newmont Corp.	12,558	1,172,917
Northern Star Resources Ltd.	15,810	208,229
Pan American Silver Corp.	4,906	219,935
Wheaton Precious Metals Corp.	5,281	594,064

		5,433,572

Paper Products (0.5%)
Stora Enso OYJ, Class R	6,415	68,451
UPM-Kymmene OYJ	6,135	162,742

		231,193

Silver (0.2%)
Fresnillo plc	2,142	78,060

Steel (4.4%)
ArcelorMittal SA	4,957	298,064
Fortescue Ltd.	18,797	250,388
JFE Holdings, Inc.	6,645	64,007
Nippon Steel Corp. (x)	56,205	186,164
Nucor Corp.	2,582	575,141
Reliance, Inc.	594	221,918
Steel Dynamics, Inc.	1,601	367,365

		1,963,047

Total Materials		17,854,595

Total Common Stocks (99.2%) (Cost $28,536,111)		44,138,134

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.1%)
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	465,344	$465,344

Total Short-Term Investments (1.1%) (Cost $465,344)		465,344

Total Investments in Securities (100.3%) (Cost $29,001,455)		44,603,478
Other Assets Less Liabilities (-0.3%)		(130,026)

Net Assets (100%)		$44,473,452

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $980,679. This was collateralized by $625,167 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.250%, maturing 1/15/27 – 5/15/56 and by cash of $465,344 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Country Diversification As a Percentage of Total Net Assets
Australia	14.8%
Austria	0.2
Brazil	1.5
Canada	15.4
Chile	0.9
China	0.1
Congo, the Democratic Republic of the	0.2
Finland	0.5
France	4.0
Israel	0.1
Italy	1.1
Ivory Coast	0.3
Japan	2.1
Luxembourg	0.7
Mexico	0.2
Norway	1.2
Portugal	0.2
South Africa	1.4
Spain	0.7
Sweden	0.6
United States	53.6
Zambia	0.5
Cash and Other	(0.3)

100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$584,505	$52,212	$—	$636,717
Energy	17,956,803	7,690,019	—	25,646,822
Materials	9,133,138	8,721,457	—	17,854,595
Short-Term Investments
Investment Companies	465,344	—	—	465,344

Total Assets	$28,139,790	$16,463,688	$—	$44,603,478

Total Liabilities	$—	$—	$—	$—

Total	$28,139,790	$16,463,688	$—	$44,603,478

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$6,709,386
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,164,185

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,853,131
Aggregate gross unrealized depreciation	(866,700)

Net unrealized appreciation	$14,986,431

Federal income tax cost of investments in securities and derivative instruments, if applicable	$29,617,047

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $29,001,455)	$44,603,478
Cash	161,292
Foreign cash (Cost $46,009)	45,532
Receivable for Portfolio shares sold	109,507
Dividends, interest and other receivables	50,805
Securities lending income receivable	762
Other assets	17,978

Total assets	44,989,354

LIABILITIES
Payable for return of collateral on securities loaned	465,344
Distribution fees payable – Class IB	7,968
Payable for Portfolio shares repurchased	7,804
Administrative fees payable	3,494
Investment management fees payable	2,410
Accrued expenses	28,882

Total liabilities	515,902

Commitments and contingent liabilities^
NET ASSETS	$44,473,452

Net assets were comprised of:
Paid in capital	$33,587,635
Total distributable earnings (loss)	10,885,817

Net assets	$44,473,452

Class IB
Net asset value, offering and redemption price per share, $36,424,863 / 2,901,382 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.55

Class K
Net asset value, offering and redemption price per share, $8,048,589 / 639,798 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.58

(x)	Includes value of securities on loan of $980,679.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $31,921 foreign withholding tax)	$668,626
Interest	5,199
Securities lending (net)	1,803

Total income	675,628

EXPENSES
Investment management fees	116,835
Distribution fees – Class IB	47,565
Licensing fees	37,192
Professional fees	34,898
Custodian fees	25,488
Administrative fees	20,975
Printing and mailing expenses	8,813
Trustees’ fees	689
Miscellaneous	6,114

Gross expenses	298,569
Less: Waiver from investment manager	(99,013)

Net expenses	199,556

NET INVESTMENT INCOME (LOSS)	476,072

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	97,090
Foreign currency transactions	(701)

Net realized gain (loss)	96,389

Change in unrealized appreciation (depreciation) on:
Investments in securities	4,180,102
Foreign currency translations	(1,273)

Net change in unrealized appreciation (depreciation)	4,178,829

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,275,218

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,751,290

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$476,072	$862,379
Net realized gain (loss)	96,389	(297,996)
Net change in unrealized appreciation (depreciation)	4,178,829	7,716,962

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,751,290	8,281,345

Distributions to shareholders:
Class IB	—	(770,792)
Class K	—	(207,884)

Total distributions to shareholders	—	(978,676)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 776,741 and 632,885 shares, respectively ]	10,437,985	6,343,679
Capital shares issued in reinvestment of dividends [ 0 and 70,136 shares, respectively ]	—	770,792
Capital shares repurchased [ (580,397) and (633,032) shares, respectively ]	(7,945,806)	(6,335,321)

Total Class IB transactions	2,492,179	779,150

Class K
Capital shares sold [ 916 and 92,141 shares, respectively ]	12,499	870,525
Capital shares issued in reinvestment of dividends [ 0 and 18,898 shares, respectively ]	—	207,884
Capital shares repurchased [ (32,999) and (88,879) shares, respectively ]	(437,925)	(881,590)

Total Class K transactions	(425,426)	196,819

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,066,753	975,969

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,818,043	8,278,638
NET ASSETS:
Beginning of period	37,655,409	29,376,771

End of period	$44,473,452	$37,655,409

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.15		$8.94	$9.76	$10.00	$7.81	$6.22

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.26	0.27	0.30	0.36	0.29	(1)
Net realized and unrealized gain (loss)	1.27		2.24	(0.80)	(0.19)	2.17	1.57

Total from investment operations	1.40		2.50	(0.53)	0.11	2.53	1.86

Less distributions:
Dividends from net investment income	—		(0.29)	(0.29)	(0.35)	(0.34)	(0.27)
Return of capital	—		—	— #	—	—	—

Total dividends and distributions	—		(0.29)	(0.29)	(0.35)	(0.34)	(0.27)

Net asset value, end of period	$12.55		$11.15	$8.94	$9.76	$10.00	$7.81

Total return (b)(y)	12.56%		28.04%	(5.56)%	1.17%	32.35%	30.04%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$36,425		$30,159	$23,564	$27,642	$33,318	$14,009
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)(j)	0.90%		0.90%	0.90%	0.90%	0.90%	0.92	%(h)
Before waivers and reimbursements (a)(f)	1.32%		1.56%	1.51%	1.28%	1.33%	1.56	%(h)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(g)	1.99%		2.58%	2.72%	3.08%	3.79%	3.89	%(aa)
Before waivers and reimbursements (a)(g)	1.57%		1.92%	2.11%	2.69%	3.37%	3.25	%(aa)
Portfolio turnover rate^	9	%(z)	12%	4%	11%	15%	32%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.16		$8.95	$9.76	$10.01	$7.81	$6.22

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.28	0.30	0.33	0.39	0.31	(1)
Net realized and unrealized gain (loss)	1.27		2.25	(0.80)	(0.20)	2.17	1.57

Total from investment operations	1.42		2.53	(0.50)	0.13	2.56	1.88

Less distributions:
Dividends from net investment income	—		(0.32)	(0.31)	(0.38)	(0.36)	(0.29)
Return of capital	—		—	— #	—	—	—

Total dividends and distributions	—		(0.32)	(0.31)	(0.38)	(0.36)	(0.29)

Net asset value, end of period	$12.58		$11.16	$8.95	$9.76	$10.01	$7.81

Total return (b)(y)	12.72%		28.29%	(5.21)%	1.32%	32.79%	30.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,049		$7,497	$5,813	$7,203	$8,514	$8,507
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)(k)	0.65%		0.65%	0.65%	0.65%	0.65%	0.66	%(h)
Before waivers and reimbursements (a)(f)	1.07%		1.31%	1.26%	1.04%	1.07%	1.31	%(h)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(g)	2.23%		2.83%	2.98%	3.29%	4.15%	4.12	%(aa)
Before waivers and reimbursements (a)(g)	1.80%		2.16%	2.36%	2.91%	3.73%	3.48	%(aa)
Portfolio turnover rate^	9	%(z)	12%	4%	11%	15%	32%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.27 and $0.29 for Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(h)	Includes Interest Expense of 0.02%.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 0.90% for Class IB for period ended June 30, 2026 and the year ended December 31, 2025, 2024, 2023 and 2022. respectively.

(k)

Including direct and indirect expenses, the net expense ratio after waivers would be 0.65% for Class K for period ended June 30, 2026 and the year ended December 31, 2025, 2024, 2023 and 2022, respectively.

(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.30% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (0.0%)†
Hotels, Resorts & Cruise Lines (0.0%)†
PPHE Hotel Group Ltd.	373	$8,512

Total Consumer Discretionary		8,512

Health Care (0.3%)
Health Care Facilities (0.3%)
Chartwell Retirement Residences	6,567	103,489

Total Health Care		103,489

Information Technology (0.4%)
Internet Services & Infrastructure (0.4%)
NEXTDC Ltd. (x)*	17,061	173,316
SUNeVision Holdings Ltd.	13,000	7,256

		180,572

Total Information Technology		180,572

Real Estate (97.7%)
Data Center REITs (8.3%)
DigiCo Infrastructure REIT (REIT) (x)	8,680	14,767
Digital Core REIT Management Pte. Ltd. (REIT)	17,720	8,962
Digital Realty Trust, Inc. (REIT)	7,109	1,276,634
Equinix, Inc. (REIT)	2,003	2,087,907
Keppel DC REIT (REIT)	39,373	68,302

		3,456,572

Diversified Real Estate Activities (5.0%)
Allreal Holding AG (Registered)	299	78,429
City Developments Ltd.	8,892	53,589
Heiwa Real Estate Co. Ltd.	790	11,698
Investis Holding SA (m)	55	10,415
Mitsubishi Estate Co. Ltd.	22,227	565,721
Mitsui Fudosan Co. Ltd.	52,205	480,960
New World Development Co. Ltd. (x)*	27,996	22,696
Nomura Real Estate Holdings, Inc. (x)	10,440	59,954
Peach Property Group AG*	811	4,305
Sumitomo Realty & Development Co. Ltd.	13,262	305,116
Sun Hung Kai Properties Ltd.	25,759	371,223
Tokyo Tatemono Co. Ltd. (x)	3,852	77,987
UOL Group Ltd.	9,336	68,940

		2,111,033

Diversified REITs (6.4%)
Activia Properties, Inc. (REIT)	42	35,474
AEW UK REIT plc (REIT) (m)	3,032	4,201
American Assets Trust, Inc. (REIT)	987	24,369
Argosy Property Ltd. (REIT)	15,965	9,527
Aspen Group Ltd. (REIT)	3,950	14,289
British Land Co. plc (The) (REIT)	20,831	114,406
Broadstone Net Lease, Inc. (REIT)	3,864	79,869
CapitaLand Integrated Commercial Trust (REIT)	128,887	236,899
Charter Hall Group (REIT)	9,461	150,436
Charter Hall Long Wale REIT (REIT) (x)	14,255	36,117
Covivio SA (REIT)	1,086	66,543
Custodian Property Income REIT plc (REIT)	9,461	10,996
Daiwa House REIT Investment Corp. (REIT)	82	60,853
Essential Properties Realty Trust, Inc. (REIT)	4,377	130,653
Global Net Lease, Inc. (REIT)	3,838	34,312
GPT Group (The) (REIT)	39,020	132,308
Growthpoint Properties Australia Ltd. (REIT)	5,362	8,077
H&R REIT (REIT)	5,309	41,102
Hankyu Hanshin REIT, Inc. (REIT)	13	11,115
Heiwa Real Estate REIT, Inc. (REIT)	21	17,376
Hulic REIT, Inc. (REIT) (x)	25	23,939
Icade (REIT)	928	20,366
KDX Realty Investment Corp. (REIT)	75	71,694
Land Securities Group plc (REIT)	15,117	130,622
Mapletree Pan Asia Commercial Trust (REIT)	46,586	46,566
Merlin Properties SOCIMI SA (REIT)	8,806	154,435
Mirai Corp. (REIT)	36	9,258
MIRARTH Real Estate Investment Corp. (REIT)	20	10,195
Mirvac Group (REIT)	80,360	95,947
Mori Trust REIT, Inc. (REIT)	48	21,972
Nomura Real Estate Master Fund, Inc. (REIT)	82	76,733
NTT UD REIT Investment Corp. (REIT)	27	22,653
OUE REIT (REIT)	45,063	12,398
Schroder REIT Ltd. (REIT)	8,734	5,337
Sekisui House REIT, Inc. (REIT)	78	36,710
Shaftesbury Capital plc (REIT)	30,252	55,441
Sirius Real Estate Ltd. (REIT)	31,788	40,791
SK REITs Co. Ltd. (REIT)	4,072	14,240
Star Asia Investment Corp. (REIT) (x)	49	16,602
Stockland (REIT)	49,282	139,633
Stoneweg Europe Stapled Trust (REIT)	7,213	12,643
Stride Property Group (REIT)	10,017	6,438
Sunlight REIT (REIT)	19,781	5,454
Suntec REIT (REIT)	43,178	48,481
United Urban Investment Corp. (REIT)	65	64,917
WP Carey, Inc. (REIT)	4,493	321,250

		2,683,637

Health Care REITs (14.4%)
Aedifica SA (REIT)	1,701	137,254
Alexandria Real Estate Equities, Inc. (REIT)	3,490	184,446
American Healthcare REIT, Inc. (REIT) (x)	3,881	202,394
Care Property Invest NV (REIT) (x)	838	12,068
CareTrust REIT, Inc. (REIT)	4,509	181,938
Cofinimmo SA (REIT)	159	15,055
Diversified Healthcare Trust (REIT)	4,427	41,171
Health Care & Medical Investment Corp. (REIT)	7	4,800
Healthcare Realty Trust, Inc. (REIT), Class A	6,808	137,317
Healthpeak Properties, Inc. (REIT)	14,099	301,719
LTC Properties, Inc. (REIT)	981	37,719
Medical Properties Trust, Inc. (REIT) (x)	10,116	46,736
National Health Investors, Inc. (REIT) (x)	964	73,515
Omega Healthcare Investors, Inc. (REIT)	6,057	288,798
Parkway Life REIT (REIT)	8,900	27,856

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Primary Health Properties plc (REIT)	49,212	$62,521
Sabra Health Care REIT, Inc. (REIT)	5,067	98,857
Target Healthcare REIT plc (REIT)	12,635	18,182
Ventas, Inc. (REIT)	9,850	874,680
Vital Healthcare Property Trust (REIT)	11,514	12,565
Vital Infrastructure Property Trust (REIT) (x)	4,525	17,580
Welltower, Inc. (REIT)	14,378	3,263,375

		6,040,546

Hotel & Resort REITs (2.4%)
Apple Hospitality REIT, Inc. (REIT)	4,363	73,342
CapitaLand Ascott Trust (REIT)	53,475	36,649
CDL Hospitality Trusts (REIT)	16,177	9,698
DiamondRock Hospitality Co. (REIT)	4,105	49,999
Far East Hospitality Trust (REIT)	19,969	8,804
Hoshino Resorts REIT, Inc. (REIT)	11	16,273
Host Hotels & Resorts, Inc. (REIT)	13,799	327,174
Invincible Investment Corp. (REIT) (x)	147	54,257
Japan Hotel REIT Investment Corp. (REIT)	114	55,771
Park Hotels & Resorts, Inc. (REIT)	3,745	53,366
Pebblebrook Hotel Trust (REIT)	2,251	43,692
RLJ Lodging Trust (REIT)	2,482	29,412
Ryman Hospitality Properties, Inc. (REIT)	1,246	160,173
Sunstone Hotel Investors, Inc. (REIT)	3,623	41,483
Xenia Hotels & Resorts, Inc. (REIT)	1,860	37,870

		997,963

Industrial REITs (14.6%)
AIMS APAC REIT (REIT)	13,293	16,451
Americold Realty Trust, Inc. (REIT)	5,807	91,286
ARGAN SA (REIT)	333	22,991
CapitaLand Ascendas REIT (REIT)	83,925	161,899
Centuria Industrial REIT (REIT) (x)	12,622	26,622
CRE Logistics REIT, Inc. (REIT)	11	9,511
Dexus Industria REIT (REIT) (x)	6,394	10,773
Dream Industrial REIT (REIT)	5,708	56,305
EastGroup Properties, Inc. (REIT)	1,084	219,542
ESR Kendall Square REIT Co. Ltd. (REIT)	3,387	7,268
ESR-REIT (REIT)	11,424	20,696
First Industrial Realty Trust, Inc. (REIT)	2,681	164,372
Frasers Logistics & Commercial Trust (REIT) (m)	57,969	43,332
GLP J-REIT (REIT)	96	81,260
Goodman Group (REIT)	40,608	880,314
Goodman New Zealand Ltd. & Goodman Property Services NZ Ltd. (REIT)	24,288	28,047
Granite REIT (REIT)	1,226	82,814
Industrial & Infrastructure Fund Investment Corp. (REIT)	52	45,544
Innovative Industrial Properties, Inc. (REIT)	572	35,453
Japan Logistics Fund, Inc. (REIT)	53	30,995
LaSalle Logiport REIT (REIT)	31	27,810
Lineage, Inc. (REIT)	1,411	61,026
LondonMetric Property plc (REIT)	45,015	112,515
LXP Industrial Trust (REIT)	1,167	62,878
Mapletree Industrial Trust (REIT)	42,099	62,644
Mapletree Logistics Trust (REIT)	68,766	64,967
Mitsubishi Estate Logistics REIT Investment Corp. (REIT)	27	19,877
Mitsui Fudosan Logistics Park, Inc. (REIT)	60	39,833
Montea NV (REIT)	427	32,656
Nippon Prologis REIT, Inc. (REIT)	145	77,541
Prologis, Inc. (REIT)	18,953	2,567,563
Rexford Industrial Realty, Inc. (REIT)	4,580	153,430
Segro plc (REIT)	27,448	318,943
SOSiLA Logistics REIT, Inc. (REIT)	14	9,781
STAG Industrial, Inc. (REIT)	3,890	148,053
Terreno Realty Corp. (REIT)	2,124	137,571
Tritax Big Box REIT plc (REIT)	49,670	106,394
Warehouses De Pauw CVA (REIT)	3,866	97,497

		6,136,454

Multi-Family Residential REITs (6.8%)
Advance Residence Investment Corp. (REIT)	57	52,813
Altarea SCA (REIT)	153	17,087
AvalonBay Communities, Inc. (REIT)	2,823	532,672
Boardwalk REIT (REIT)	808	36,889
Camden Property Trust (REIT)	2,003	229,323
Canadian Apartment Properties REIT (REIT)	3,115	76,609
Centerspace (REIT)	340	19,105
Centurion Accommodation REIT (REIT)	18,300	15,035
Comforia Residential REIT, Inc. (REIT)	40	25,385
Daiwa Securities Living Investments Corp. (REIT)	39	23,898
Equity Residential (REIT)	7,583	515,113
Essex Property Trust, Inc. (REIT)	1,300	379,067
Grainger plc (REIT)	14,856	33,472
Home Invest Belgium SA (REIT)	196	4,288
Independence Realty Trust, Inc. (REIT)	4,763	79,495
Ingenia Communities Group (REIT)	8,247	25,345
InterRent REIT (REIT)	2,678	24,472
Irish Residential Properties REIT plc (REIT)	10,639	14,178
Killam Apartment REIT (REIT) (x)	2,452	32,071
Living REIT plc (REIT) (m)	7,946	8,032
Mid-America Apartment Communities, Inc. (REIT)	2,351	326,648
Mitsui Fudosan Accommodations Fund, Inc. (REIT) (x)	47	35,226
Residential Secure Income plc (REIT) (m)	3,759	2,774
Samty Residential Investment Corp. (REIT)	7	4,152
Starts Proceed Investment Corp. (REIT)	5	5,817
UDR, Inc. (REIT)	6,593	263,193
UNITE Group plc (The) (REIT)	9,173	61,913
Xior Student Housing NV (REIT) (m)	788	23,695

		2,867,767

Office REITs (4.4%)
Abacus Group (REIT) (x)	7,221	4,830
Allied Properties REIT (REIT) (x)	3,711	25,774
BXP, Inc. (REIT)	3,220	213,518
Centuria Office REIT (REIT) (x)	9,916	6,113
Champion REIT (REIT) (x)	35,814	9,422
Colonial SFL SOCIMI SA (REIT) (x)*	7,668	49,783

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COPT Defense Properties (REIT)	2,304	$83,843
Cousins Properties, Inc. (REIT)	3,316	99,414
Cromwell Property Group (REIT)	32,338	9,754
Daiwa Office Investment Corp. (REIT)	10	20,151
Derwent London plc (REIT)	2,268	58,422
Dexus (REIT)	21,473	80,467
Douglas Emmett, Inc. (REIT) (x)	3,289	38,810
Easterly Government Properties, Inc. (REIT), Class A	885	22,063
Empire State Realty Trust, Inc. (REIT), Class A	2,852	15,429
Gecina SA (REIT)	1,035	87,075
Global One Real Estate Investment Corp. (REIT)	21	14,095
Great Portland Estates plc (REIT)	7,816	34,461
Helical plc (REIT)	2,064	5,272
Highwoods Properties, Inc. (REIT)	2,217	66,865
Ichigo Office REIT Investment Corp. (REIT)	18	10,326
Japan Excellent, Inc. (REIT) (x)	22	18,568
Japan Prime Realty Investment Corp. (REIT) (x)	74	42,582
Japan Real Estate Investment Corp. (REIT)	137	97,838
JBG SMITH Properties (REIT) (x)	1,196	17,545
JR Global REIT (REIT) (r)*	3,830	2,922
Keppel REIT (REIT)	72,938	48,561
Kilroy Realty Corp. (REIT)	2,346	87,905
Mori Hills REIT Investment Corp. (REIT)	28	22,185
Nippon Building Fund, Inc. (REIT) (x)	163	126,087
NIPPON REIT Investment Corp. (REIT) (x)	34	17,528
NSI NV (REIT)	312	6,162
One REIT, Inc. (REIT)	16	7,389
Orix JREIT, Inc. (REIT)	104	62,500
Piedmont Realty Trust, Inc. (REIT)*	2,517	23,030
Precinct Properties Group (REIT)	34,796	20,571
Prosperity REIT (REIT) (x)	26,999	4,955
Regional REIT Ltd. (REIT) (m)	2,490	3,064
Sankei Real Estate, Inc. (REIT)	7	4,905
Shinhan Alpha REIT Co. Ltd. (REIT)	2,299	7,622
SL Green Realty Corp. (REIT) (x)	1,445	74,808
Tokyu REIT, Inc. (REIT) (x)	16	18,226
Vornado Realty Trust (REIT)	3,560	139,908
Workspace Group plc (REIT)	2,747	12,627

		1,823,375

Other Specialized REITs (4.5%)
Arena REIT (REIT) (x)	8,025	17,287
Charter Hall Social Infrastructure REIT (REIT)	6,727	12,488
EPR Properties (REIT)	1,521	88,233
Four Corners Property Trust, Inc. (REIT)	2,208	54,206
Gaming and Leisure Properties, Inc. (REIT)	5,532	246,340
Iron Mountain, Inc. (REIT)	6,011	759,249
Millrose Properties, Inc. (REIT) (x)	3,111	93,486
Safehold, Inc. (REIT)	1,128	17,710
VICI Properties, Inc. (REIT), Class A	22,073	586,038

		1,875,037

Real Estate Development (0.5%)
Henderson Land Development Co. Ltd.	27,000	85,681
Lifestyle Communities Ltd. (x)*	1,905	6,958
Sino Land Co. Ltd.	78,333	103,066
Tosei Corp.	1,100	11,457

		207,162

Real Estate Operating Companies (6.1%)
Altra Fastigheter AB	3,192	22,756
Amot Investments Ltd.	4,981	31,044
Aroundtown SA	17,336	46,006
Atrium Ljungberg AB, Class B	4,785	12,982
Azrieli Group Ltd.	840	114,315
CA Immobilien Anlagen AG	527	13,734
CapitaLand Investment Ltd.	46,710	90,180
Castellum AB	6,605	86,740
Catena AB	942	40,451
Cibus Real Estate AB publ	1,546	23,538
Corem Property Group AB, Class B	13,119	3,178
Deutsche EuroShop AG	250	5,017
Deutsche Wohnen SE	1,062	22,720
Dios Fastigheter AB	1,976	13,077
Entra ASA (m)	821	8,760
Fabege AB	3,726	28,558
Fastighets AB Balder, Class B (x)*	14,198	75,752
FastPartner AB, Class A	905	3,552
Grand City Properties SA*	664	6,852
Heba Fastighets AB, Class B	1,325	3,301
Hiag Immobilien Holding AG	93	15,603
Hongkong Land Holdings Ltd.	19,682	140,836
Hufvudstaden AB, Class A	1,848	22,798
Hulic Co. Ltd. (x)	9,691	101,084
Hysan Development Co. Ltd.	12,280	25,936
Intea Fastigheter AB, Class B*	3,201	24,336
Intershop Holding AG	102	21,782
Land Development Nimrodi Group Ltd.	417	4,877
LEG Immobilien SE	1,540	97,237
Logistea AB, Class B	5,836	8,020
Lumo Kodit OYJ	3,299	27,998
Melisron Ltd.	478	67,151
Mobimo Holding AG (Registered)	151	64,916
Neobo Fastigheter AB*	1,708	2,917
NP3 Fastigheter AB	644	17,708
Pandox AB, Class B	2,153	38,432
Platzer Fastigheter Holding AB, Class B	1,283	9,067
PPI Public Property Invest AB	4,175	7,983
PSP Swiss Property AG (Registered)	929	165,635
Sagax AB, Class B (x)	4,359	69,354
Samhallsbyggnadsbolaget i Norden AB*	19,342	7,042
Stendorren Fastigheter AB, Class B*	339	6,121
StorageVault Canada, Inc.	4,547	14,940
Sveafastigheter AB*	1,065	3,285
Swedish Logistic Property AB, Class B*	3,948	15,281
Swire Properties Ltd.	19,582	51,473
Swiss Prime Site AG (Registered)	1,635	266,834
TAG Immobilien AG (x)	3,849	62,067
VGP NV	273	26,296
Vonovia SE	14,869	366,881
Wallenstam AB, Class B	6,699	27,201
Wharf Real Estate Investment Co. Ltd.	31,064	85,101
Wihlborgs Fastigheter AB	5,452	42,298

		2,561,003

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Retail REITs (16.6%)
Acadia Realty Trust (REIT)	2,708	$56,624
AEON REIT Investment Corp. (REIT)	34	25,748
Agree Realty Corp. (REIT)	2,404	182,079
Ascencio (REIT)	118	7,013
Brixmor Property Group, Inc. (REIT)	6,196	195,360
BWP Property Group Ltd. (REIT)	12,133	31,909
Carmila SA (REIT)	1,239	23,580
Charter Hall Retail REIT (REIT)	11,501	31,308
Choice Properties REIT (REIT)	5,372	61,892
Crombie REIT (REIT)	2,230	27,328
Curbline Properties Corp. (REIT)	1,964	59,706
Eurocommercial Properties NV (REIT)	869	27,118
Federal Realty Investment Trust (REIT)	1,741	214,909
First Capital REIT (REIT)	4,312	70,354
Fortune REIT (REIT)	31,391	17,644
Frasers Centrepoint Trust (REIT)	25,598	44,806
Fukuoka REIT Corp. (REIT)	14	14,869
Getty Realty Corp. (REIT)	1,156	38,564
Hamborner REIT AG (REIT) (x)	1,456	7,369
Hammerson plc (REIT)	10,415	51,140
HomeCo Daily Needs REIT (REIT) (m)(x)	36,264	32,072
Immobiliare Grande Distribuzione SIIQ SpA (REIT)	1,104	5,318
InvenTrust Properties Corp. (REIT)	1,573	55,684
Japan Metropolitan Fund Invest (REIT)	137	94,655
Kimco Realty Corp. (REIT)	13,441	340,729
Kite Realty Group Trust (REIT)	4,105	116,500
Kiwi Property Group Ltd. (REIT)	28,840	15,578
Klepierre SA (REIT)	4,523	189,098
Lendlease Global Commercial REIT (REIT)	54,087	23,870
Link REIT (REIT)	52,937	246,956
LOTTE REIT Co. Ltd. (REIT)	3,039	6,758
Macerich Co. (The) (REIT)	5,671	142,852
Mercialys SA (REIT)	1,893	25,362
Mitsui Fudosan Retail Fund Investment Corp. (REIT) (x)	49	24,263
NETSTREIT Corp. (REIT) (x)	1,967	41,563
NewRiver REIT plc (REIT)	8,262	8,572
NNN REIT, Inc. (REIT)	3,844	178,861
Phillips Edison & Co., Inc. (REIT)	2,553	106,256
Primaris REIT (REIT)	2,385	37,450
Realty Income Corp. (REIT)	18,980	1,176,001
Regency Centers Corp. (REIT)	3,707	295,596
Region Group (REIT)	23,156	37,245
Retail Estates NV (REIT)*	223	17,508
RioCan REIT (REIT)	5,898	94,360
Scentre Group (REIT)	106,104	284,190
Simon Property Group, Inc. (REIT)	6,499	1,453,501
SmartCentres REIT (REIT)	2,622	56,036
Starhill Global REIT (REIT)	29,159	12,299
Supermarket Income REIT plc (REIT)	25,197	29,394
Tanger, Inc. (REIT)	2,276	89,834
Unibail-Rodamco-Westfield (REIT)	2,482	290,310
Urban Edge Properties (REIT)	2,566	58,710
Vastned NV (REIT)	151	5,101
Vicinity Ltd. (REIT)	79,665	141,877
Waypoint REIT Ltd. (REIT)	13,275	22,285
Wereldhave NV (REIT)	730	16,605

		6,962,569

Self-Storage REITs (4.9%)
Abacus Storage King (REIT) (x)	8,075	7,538
Big Yellow Group plc (REIT)	3,783	45,308
CubeSmart (REIT)	4,599	182,902
Extra Space Storage, Inc. (REIT)	4,262	619,269
National Storage Affiliates Trust (REIT)	1,448	64,392
Public Storage (REIT)	3,214	1,023,048
Safestore Holdings plc (REIT)	4,373	35,585
Shurgard Self Storage Ltd. (REIT)	630	18,438
Smartstop Self Storage REIT, Inc. (REIT) (x)	1,120	36,400

		2,032,880

Single-Family Residential REITs (2.8%)
American Homes 4 Rent (REIT), Class A	6,817	228,506
Equity LifeStyle Properties, Inc. (REIT)	3,922	252,773
Invitation Homes, Inc. (REIT)	12,046	363,909
Sun Communities, Inc. (REIT)	2,481	297,497
UMH Properties, Inc. (REIT)	1,634	24,739

		1,167,424

Total Real Estate		40,923,422

Total Common Stocks (98.4%) (Cost $35,126,948)		41,215,995

CLOSED END FUND:
Picton Property Income Ltd. (REIT)	10,200	9,650

Total Closed End Funds (0.1%) (Cost $10,235)		9,650

EXCHANGE TRADED FUNDS (ETF):
Investment Funds (1.1%)
iShares U.S. Real Estate ETF (x)	2,767	282,926
Vanguard Global ex-U.S. Real Estate ETF	4,121	184,827

Total Exchange Traded Funds (1.1%) (Cost $468,617)		467,753

SHORT-TERM INVESTMENTS:
Investment Companies (1.4%)
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	593,768	593,768
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	9,232	9,232

Total Investment Companies		603,000

Total Short-Term Investments (1.4%) (Cost $603,000)		603,000

Total Investments in Securities (101.0%) (Cost $36,208,800)		42,296,398
Other Assets Less Liabilities (-1.0%)		(418,892)

Net Assets (100%)		$41,877,506

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

for purposes of the Securities Act of 1933. At June 30, 2026, the market value or fair value, as applicable, of these securities amounted to $136,345 or 0.3% of net assets.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $1,503,005. This was collateralized by $999,167 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.375%, maturing 7/9/26 – 5/15/56 and by cash of $603,000 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Fund	$—	$9,650	$—	$9,650
Common Stocks
Consumer Discretionary	—	8,512	—	8,512
Health Care	103,489	—	—	103,489
Information Technology	—	180,572	—	180,572
Real Estate	27,871,100	13,049,400	2,922	40,923,422
Exchange Traded Funds	467,753	—	—	467,753
Short-Term Investments
Investment Companies	603,000	—	—	603,000

Total Assets	$29,045,342	$13,248,134	$2,922	$42,296,398

Total Liabilities	$—	$—	$—	$—

Total	$29,045,342	$13,248,134	$2,922	$42,296,398

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,563,666
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,255,899

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,220,577
Aggregate gross unrealized depreciation	(4,710,365)

Net unrealized appreciation	$5,510,212

Federal income tax cost of investments in securities and derivative instruments, if applicable	$36,786,186

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $36,208,800)	$42,296,398
Cash	99,665
Foreign cash (Cost $30,787)	30,545
Dividends, interest and other receivables	188,724
Due from Custodian	36,785
Receivable for Portfolio shares sold	8,133
Securities lending income receivable	345
Other assets	635

Total assets	42,661,230

LIABILITIES
Payable for return of collateral on securities loaned	603,000
Payable for securities purchased	83,879
Payable for Portfolio shares repurchased	12,755
Distribution fees payable – Class IB	4,768
Investment management fees payable	3,387
Administrative fees payable	3,063
Accrued expenses	72,872

Total liabilities	783,724

Commitments and contingent liabilities^
NET ASSETS	$41,877,506

Net assets were comprised of:
Paid in capital	$36,570,907
Total distributable earnings (loss)	5,306,599

Net assets	$41,877,506

Class IB
Net asset value, offering and redemption price per share, $23,461,912 / 3,561,369 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.59

Class K
Net asset value, offering and redemption price per share, $18,415,594 / 2,771,964 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.64

(x)	Includes value of securities on loan of $1,503,005.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $35,320 foreign withholding tax)	$823,590
Interest	973
Securities lending (net)	1,894

Total income	826,457

EXPENSES
Investment management fees	101,541
Custodian fees	44,977
Professional fees	30,557
Distribution fees – Class IB	28,149
Administrative fees	18,231
Printing and mailing expenses	8,679
Trustees’ fees	631
Miscellaneous	8,030

Gross expenses	240,795
Less: Waiver from investment manager	(80,548)

Net expenses	160,247

NET INVESTMENT INCOME (LOSS)	666,210

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(181,247)
Foreign currency transactions	876

Net realized gain (loss)	(180,371)

Change in unrealized appreciation (depreciation) on:
Investments in securities	3,243,304
Foreign currency translations	(830)

Net change in unrealized appreciation (depreciation)	3,242,474

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,062,103

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,728,313

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$666,210	$932,182
Net realized and unrealized gain (loss)	(180,371)	(61,103)
Net change in unrealized appreciation (depreciation)	3,242,474	2,480,202

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,728,313	3,351,281

Distributions to shareholders:
Class IB	—	(581,879)
Class K	—	(505,371)

Total distributions to shareholders	—	(1,087,250)

Tax return of capital:
Class IB	—	(20,402)
Class K	—	(17,720)

Total tax return of capital	—	(38,122)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 280,128 and 708,591 shares, respectively ]	1,793,694	4,220,066
Capital shares issued in reinvestment of dividends [ 0 and 101,053 shares, respectively ]	—	602,281
Capital shares repurchased [ (273,745) and (555,507) shares, respectively ]	(1,749,965)	(3,279,269)

Total Class IB transactions	43,729	1,543,078

Class K
Capital shares sold [ 80,810 and 359,821 shares, respectively ]	508,123	2,158,681
Capital shares issued in reinvestment of dividends [ 0 and 87,182 shares, respectively ]	—	523,091
Capital shares repurchased [ (152,740) and (331,777) shares, respectively ]	(985,331)	(1,983,577)

Total Class K transactions	(477,208)	698,195

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(433,479)	2,241,273

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,294,834	4,467,182
NET ASSETS:
Beginning of period	38,582,672	34,115,490

End of period	$41,877,506	$38,582,672

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.01		$5.64	$5.77	$5.42	$7.24	$10.40

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.15	0.15	0.17	0.15	0.22(aa	)
Net realized and unrealized gain (loss)	0.48		0.39	(0.10)	0.34	(1.96)	2.28

Total from investment operations	0.58		0.54	0.05	0.51	(1.81)	2.50

Less distributions:
Dividends from net investment income	—		(0.16)	(0.17)	(0.16)	(0.01)	(0.41)
Distributions from net realized gains	—		—	—	—	— #	(2.42)
Tax return of capital	—		(0.01)	(0.01)	—	—	(2.83)

Total dividends and distributions	—		(0.17)	(0.18)	(0.16)	(0.01)	(5.66)

Net asset value, end of period	$6.59		$6.01	$5.64	$5.77	$5.42	$7.24

Total return (b)(y)	9.65%		9.67%	0.83%	9.46%	(24.99)%	25.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,462		$21,367	$18,618	$19,568	$16,950	$19,746
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%		0.90%	0.90%	0.90%	0.90%	0.90	%(h)
Before waivers and reimbursements (a)(f)	1.30%		1.39%	1.42%	1.27%	1.57%	1.23	%(h)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(g)	3.17%		2.46%	2.65%	3.07%	2.40%	1.96	%(bb)
Before waivers and reimbursements (a)(g)	2.78%		1.97%	2.13%	2.70%	1.73%	1.62	%(bb)
Portfolio turnover rate^	6	%(z)	12%	19%	14%	25%	25%

Class K	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.05		$5.68	$5.81	$5.45	$7.29	$10.43

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.16	0.17	0.18	0.16	0.25(aa	)
Net realized and unrealized gain (loss)	0.48		0.40	(0.10)	0.35	(1.97)	2.29

Total from investment operations	0.59		0.56	0.07	0.53	(1.81)	2.54

Less distributions:
Dividends from net investment income	—		(0.18)	(0.19)	(0.17)	(0.03)	(0.43)
Distributions from net realized gains	—		—	—	—	— #	(2.42)
Tax return of capital	—		(0.01)	(0.01)	—	—	(2.83)

Total dividends and distributions	—		(0.19)	(0.20)	(0.17)	(0.03)	(5.68)

Net asset value, end of period	$6.64		$6.05	$5.68	$5.81	$5.45	$7.29

Total return (b)(y)	9.75%		9.87%	1.07%	9.84%	(24.89)%	26.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,416		$17,216	$15,497	$17,119	$16,811	$21,582
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%		0.65%	0.65%	0.65%	0.65%	0.65	%(h)
Before waivers and reimbursements (a)(f)	1.05%		1.14%	1.17%	1.02%	1.32%	0.98	%(h)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(g)	3.41%		2.70%	2.89%	3.30%	2.63%	2.18	%(bb)
Before waivers and reimbursements (a)(g)	3.01%		2.21%	2.38%	2.92%	1.97%	2.18	%(bb)
Portfolio turnover rate^	6	%(z)	12%	19%	14%	25%	25%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.

^	Portfolio turnover rate excludes derivatives, if any.

(a)	Ratios for periods less than one year are annualized.

(b)	Total returns for periods less than one year are not annualized.

(e)	Net investment income (loss) per share is based on average shares outstanding.

(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.

(h)	Includes Interest Expense of less than 0.005%.

(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.

(z)	Portfolio turnover rate for periods less than one year is not annualized.

(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.18 and $0.20 for Class IB and Class K, respectively.

(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.41% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.2%)
Diversified Telecommunication Services (0.4%)
ATN International, Inc.	1,524	$40,370
IDT Corp., Class B	480	27,917
Liberty Capital Corp.*	562	12,308
Liberty Capital Corp., Class C*	5,159	111,228
Liberty Latin America Ltd., Class C*	7,176	55,901
Lumen Technologies, Inc.*	152,184	1,168,773
Shenandoah Telecommunications Co.	7,499	113,085
Uniti Group, Inc.	8,130	93,251

		1,622,833

Entertainment (2.1%)
AMC Entertainment Holdings, Inc., Class A*	97,494	185,239
CuriosityStream, Inc.	678	1,803
IG Port, Inc. (x)	40,200	322,933
Live Nation Entertainment, Inc.*	30,800	5,639,788
Madison Square Garden Entertainment Corp., Class A*	7,000	566,230
Madison Square Garden Sports Corp.*	2,200	884,048
Marcus Corp. (The)	1,566	36,738
Playtika Holding Corp.	6,893	25,642
Reservoir Media, Inc. (x)*	2,732	27,020
Sphere Entertainment Co.*	11,357	1,965,102
Starz Entertainment Corp.*	1,738	50,159
Toei Animation Co. Ltd. (x)	11,200	167,804

		9,872,506

Interactive Media & Services (0.3%)
Angi, Inc., Class A*	5,262	31,309
Bumble, Inc., Class A (x)*	16,008	51,226
Cars.com, Inc. (x)*	7,141	78,122
EverQuote, Inc., Class A*	4,367	103,891
fuboTV, Inc., Class A (x)*	4,055	37,306
Nextdoor Holdings, Inc.*	36,758	83,441
Shutterstock, Inc.	4,224	58,925
Taboola.com Ltd.*	20,148	100,740
Teads Holding Co.*	967	741
TripAdvisor, Inc.*	8,283	113,560
Trump Media & Technology Group Corp. (x)*	25,567	197,888
Webtoon Entertainment, Inc. (x)*	3,408	38,919
Yelp, Inc., Class A*	5,040	123,581
Ziff Davis, Inc.*	5,472	286,569
ZipRecruiter, Inc., Class A*	10,122	37,957
ZoomInfo Technologies, Inc., Class A*	38,920	114,036

		1,458,211

Media (0.3%)
Advantage Solutions, Inc. (x)*	753	32,560
AMC Global Media, Inc.*	5,367	53,563
Boston Omaha Corp., Class A*	3,354	45,749
Cable One, Inc. (x)*	769	40,842
Clear Channel Outdoor Holdings, Inc.*	61,490	148,806
DoubleVerify Holdings, Inc.*	3,829	41,506
EW Scripps Co. (The), Class A*	9,986	27,661
Gray Media, Inc.	14,881	59,078
Ibotta, Inc., Class A (x)*	501	17,114
iHeartMedia, Inc., Class A*	17,953	77,018
John Wiley & Sons, Inc., Class A	3,484	169,009
Lee Enterprises, Inc.*	788	7,060
Magnite, Inc.*	9,432	179,019
National CineMedia, Inc.	10,531	40,018
Nexxen International Ltd.*	4,711	42,540
Optimum Communications, Inc., Class A*	32,966	47,801
PubMatic, Inc., Class A*	6,367	83,535
Scholastic Corp. (x)	2,352	108,192
Sinclair, Inc.	6,822	97,213
Stagwell, Inc., Class A*	15,461	114,875
TechTarget, Inc. (x)*	5,718	20,585

		1,453,744

Wireless Telecommunication Services (0.1%)
KORE Group Holdings, Inc.*	775	7,153
Spok Holdings, Inc.	3,054	31,273
Telephone and Data Systems, Inc.	15,742	582,612

		621,038

Total Communication Services		15,028,332

Consumer Discretionary (9.8%)
Automobile Components (1.0%)
Adient plc*	12,842	236,036
Cooper-Standard Holdings, Inc. (x)*	2,540	68,707
Dauch Corp.*	38,083	206,410
Dorman Products, Inc.*	5,029	686,207
Fox Factory Holding Corp.*	6,955	117,852
Garrett Motion, Inc.	27,429	993,753
Gentherm, Inc.*	5,112	174,370
Goodyear Tire & Rubber Co. (The)*	45,049	297,323
Holley, Inc.*	14,606	37,245
LCI Industries	3,547	375,556
Motorcar Parts of America, Inc.*	2,096	32,111
Patrick Industries, Inc.	2,952	265,030
Phinia, Inc.	2,837	233,684
Solid Power, Inc. (x)*	14,881	38,542
Standard Motor Products, Inc.	3,811	148,515
Stoneridge, Inc.*	4,640	33,965
Strattec Security Corp.*	733	59,703
Versigent plc*	11,476	482,107
Visteon Corp.	4,310	427,595

		4,914,711

Automobiles (0.1%)
Harley-Davidson, Inc.	6,794	166,181
Winnebago Industries, Inc.	4,456	139,206

		305,387

Broadline Retail (0.1%)
1stdibs.com, Inc.*	3,673	17,998
Groupon, Inc. (x)*	3,742	90,033
Kohl’s Corp.	17,281	306,219

		414,250

Distributors (0.0%)†
Gold.com, Inc.	2,485	103,401
Weyco Group, Inc.	892	35,082

		138,483

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Consumer Services (0.4%)
Carriage Services, Inc., Class A	494	$18,940
Coursera, Inc.*	30,697	173,131
Graham Holdings Co., Class B	502	572,993
KinderCare Learning Cos., Inc.*	4,876	20,723
Matthews International Corp., Class A	4,843	130,374
Perdoceo Education Corp.	9,396	300,672
Phoenix Education Partners, Inc. (x)	184	6,044
Strategic Education, Inc.	3,526	270,162
Stride, Inc.*	2,173	187,399

		1,680,438

Hotels, Restaurants & Leisure (1.0%)
Biglari Holdings, Inc., Class A*	4	8,419
Biglari Holdings, Inc., Class B (x)*	123	52,401
BJ’s Restaurants, Inc.*	936	56,848
Bloomin’ Brands, Inc.	13,552	123,865
Brightstar Lottery plc (x)	12,619	135,276
Carnival Corp. Ltd.	32,000	914,240
Cracker Barrel Old Country Store, Inc. (x)	3,566	190,068
Dine Brands Global, Inc. (x)	1,782	63,974
El Pollo Loco Holdings, Inc.*	4,368	74,081
First Watch Restaurant Group, Inc.*	9,533	122,880
Genius Sports Ltd.*	29,010	175,801
Global Business Travel Group I*	18,632	174,954
Jack in the Box, Inc. (x)*	2,601	41,122
Krispy Kreme, Inc. (x)*	10,768	38,011
Life Time Group Holdings, Inc.*	21,609	882,512
Marriott Vacations Worldwide Corp.	4,421	450,412
Nathan’s Famous, Inc.	196	19,914
Papa John’s International, Inc. (x)	4,799	176,459
Penn Entertainment, Inc.*	20,226	432,027
Portillo’s, Inc., Class A (x)*	9,968	47,248
Pursuit Attractions and Hospitality, Inc.*	3,152	176,417
RCI Hospitality Holdings, Inc.	869	23,741
Sabre Corp.*	41,597	86,938
Serve Robotics, Inc. (x)*	8,365	55,042
Sharplink, Inc. (x)*	29,653	142,334
Sweetgreen, Inc., Class A*	6,607	58,208
Target Hospitality Corp.*	1,764	35,915
Venu Holding Corp. (x)*	7,266	16,494
Wendy’s Co. (The) (x)	1,558	12,916

		4,788,517

Household Durables (1.3%)
Beazer Homes USA, Inc.*	3,776	105,917
Century Communities, Inc.	4,008	287,213
Champion Homes, Inc.*	4,924	433,903
Cricut, Inc., Class A (x)	10,422	45,753
Dream Finders Homes, Inc., Class A*	4,416	76,220
Ethan Allen Interiors, Inc.	3,732	83,373
Flexsteel Industries, Inc.	540	40,219
Green Brick Partners, Inc.*	4,688	375,227
Hamilton Beach Brands Holding Co., Class A	1,260	29,018
Helen of Troy Ltd.*	3,666	106,571
Hovnanian Enterprises, Inc., Class A*	739	105,241
KB Home	9,763	611,066
La-Z-Boy, Inc.	6,341	254,401
Legacy Housing Corp. (x)*	1,378	36,200
Leggett & Platt, Inc.	21,441	251,074
LGI Homes, Inc.*	3,246	206,705
Lifetime Brands, Inc.	1,777	15,158
Lovesac Co. (The) (x)*	826	13,786
M/I Homes, Inc.*	4,025	647,180
Meritage Homes Corp.	10,402	872,208
Newell Brands, Inc.	67,221	412,737
Sonos, Inc.*	1,416	19,158
Taylor Morrison Home Corp., Class A*	14,881	1,067,563
XMAX, Inc.*	1,009	9,172

		6,105,063

Leisure Products (0.3%)
American Outdoor Brands, Inc.*	128	1,503
Callaway Golf Co.*	22,186	416,875
Escalade, Inc.	1,476	27,719
Funko, Inc., Class A (x)*	6,227	36,615
JAKKS Pacific, Inc.	1,464	34,082
Johnson Outdoors, Inc., Class A	1,000	46,040
Latham Group, Inc.*	7,800	50,466
Malibu Boats, Inc., Class A*	3,105	85,170
MasterCraft Boat Holdings, Inc.*	2,577	66,538
Peloton Interactive, Inc., Class A*	39,492	233,398
Smith & Wesson Brands, Inc.	7,065	106,257
Sturm Ruger & Co., Inc.	2,182	82,589
Tron, Inc. (x)*	8,321	13,397

		1,200,649

Specialty Retail (5.3%)
1-800-Flowers.com, Inc., Class A (x)*	3,413	11,877
Academy Sports & Outdoors, Inc.	10,267	483,884
Advance Auto Parts, Inc. (x)	9,632	599,303
American Eagle Outfitters, Inc.	24,930	428,796
Arhaus, Inc., Class A	1,009	8,496
Asbury Automotive Group, Inc.*	3,107	624,756
AutoNation, Inc.*	52,000	9,661,080
Barnes & Noble Education, Inc. (x)*	2,347	29,478
Bed Bath & Beyond, Inc.*	11,836	68,530
Bob’s Discount Furniture, Inc.*	791	12,514
Caleres, Inc.	5,276	65,264
Camping World Holdings, Inc., Class A	4,910	37,463
Citi Trends, Inc.*	93	5,379
Designer Brands, Inc., Class A (x)	5,024	29,290
Genesco, Inc.*	1,452	49,034
Group 1 Automotive, Inc.	1,851	538,956
Haverty Furniture Cos., Inc.	2,253	57,519
J Jill, Inc. (x)	1,156	18,346
Lands’ End, Inc. (x)*	1,303	13,655
MarineMax, Inc.*	3,132	114,694
Monro, Inc.	3,731	63,837
National Vision Holdings, Inc.*	10,746	204,281
OneWater Marine, Inc., Class A (x)*	1,747	19,689
Outdoor Holding Co.*	15,528	35,404
Penske Automotive Group, Inc.	56,000	10,021,200
Petco Health & Wellness Co., Inc., Class A*	15,155	41,222
RealReal, Inc. (The)*	12,872	151,761
Rent the Runway, Inc., Class A*	2,124	6,691
RideNow Group, Inc., Class B*	2,228	14,838
Sally Beauty Holdings, Inc.*	15,322	216,653
Shoe Station Group, Inc.	2,840	42,117
Signet Jewelers Ltd.	6,229	536,940
Sonic Automotive, Inc., Class A	1,201	101,833

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Stitch Fix, Inc., Class A*	17,349	$71,304
Torrid Holdings, Inc. (x)*	4,836	9,043
Upbound Group, Inc.	8,831	187,394
Urban Outfitters, Inc.*	5,630	398,942
Winmark Corp.	457	193,348
Zumiez, Inc.*	2,299	40,922

		25,215,733

Textiles, Apparel & Luxury Goods (0.3%)
Carter’s, Inc.	5,695	234,406
Fossil Group, Inc.*	8,012	33,170
G-III Apparel Group Ltd.	5,731	193,192
Movado Group, Inc.	14,402	566,142
Oxford Industries, Inc. (x)	1,799	62,731
Rocky Brands, Inc.	1,055	43,508
Superior Group of Cos., Inc.	1,831	24,023
Under Armour, Inc., Class A*	32,225	205,918
Under Armour, Inc., Class C*	27,060	168,313
Wolverine World Wide, Inc.	2,666	44,069

		1,575,472

Total Consumer Discretionary		46,338,703

Consumer Staples (2.9%)
Beverages (0.0%)†
Boston Beer Co., Inc. (The), Class A*	386	68,333
Crimson Wine Group Ltd.*	22,800	100,685
MGP Ingredients, Inc.	2,440	42,749
National Beverage Corp.*	425	13,260

		225,027

Consumer Staples Distribution & Retail (0.3%)
Andersons, Inc. (The)	4,203	287,485
Grocery Outlet Holding Corp.*	14,746	147,165
HF Foods Group, Inc.*	142	200
Ingles Markets, Inc., Class A	2,304	204,088
Natural Grocers by Vitamin Cottage, Inc.	1,267	39,302
United Natural Foods, Inc.*	8,463	386,505
Village Super Market, Inc., Class A	1,508	63,608
Weis Markets, Inc.	1,931	151,217
Yesway, Inc., Class A (x)*	2,170	44,051

		1,323,621

Food Products (0.5%)
Alico, Inc.	754	31,193
B&G Foods, Inc. (x)	11,524	45,866
BRC, Inc., Class A*	10,249	11,376
Cal-Maine Foods, Inc.	6,837	550,789
Del Monte Corp. (x)	5,280	147,365
Dole plc	12,618	173,119
Flowers Foods, Inc.	30,244	238,928
J & J Snack Foods Corp.	2,372	174,223
John B Sanfilippo & Son, Inc.	1,083	93,127
Limoneira Co. (x)	2,499	32,812
Marzetti Co. (The)	311	35,504
Mission Produce, Inc.*	8,876	104,648
Once Upon a Farm PBC*	1,953	39,997
Seneca Foods Corp., Class A*	702	122,106
Simply Good Foods Co. (The)*	13,132	174,393
Utz Brands, Inc.	11,793	90,806
Vital Farms, Inc. (x)*	5,568	64,756

		2,131,008

Household Products (0.2%)
Central Garden & Pet Co.*	1,643	72,851
Central Garden & Pet Co., Class A*	7,483	290,116
Energizer Holdings, Inc.	1,616	34,647
Oil-Dri Corp. of America	282	28,823
Spectrum Brands Holdings, Inc.	3,623	310,672

		737,109

Personal Care Products (1.9%)
BellRing Brands, Inc.*	18,500	239,390
Coty, Inc., Class A*	56,331	121,675
Edgewell Personal Care Co.	7,379	198,200
Herbalife Ltd.*	15,311	201,340
Honest Co., Inc. (The)*	14,746	53,970
Interparfums, Inc.	69,800	7,807,828
Nature’s Sunshine Products, Inc.*	1,864	40,635
Nu Skin Enterprises, Inc., Class A	8,524	45,007
Oddity Tech Ltd., Class A (x)*	5,320	80,492
Olaplex Holdings, Inc. (x)*	22,744	46,625
USANA Health Sciences, Inc.*	1,532	32,708

		8,867,870

Tobacco (0.0%)†
Turning Point Brands, Inc.	224	18,997
Universal Corp.	4,074	212,541

		231,538

Total Consumer Staples		13,516,173

Energy (18.0%)
Energy Equipment & Services (3.9%)
Atlas Energy Solutions, Inc. (x)	13,014	216,163
Borr Drilling Ltd. (x)*	9,380	38,739
Bristow Group, Inc., Class A	4,103	169,536
Core Laboratories, Inc.	7,031	81,911
EagleRock Land LLC, Class A*	184,200	3,914,250
Expro Group Holdings NV*	12,941	191,139
Forum Energy Technologies, Inc.*	998	50,130
Helix Energy Solutions Group, Inc.*	16,189	141,492
Helmerich & Payne, Inc.	10,641	348,386
HMH Holding, Inc., Class A*	1,519	28,466
Innovex International, Inc.*	5,883	145,898
Liberty Energy, Inc., Class A	2,867	75,087
Nabors Industries Ltd.*	2,258	189,695
Natural Gas Services Group, Inc.	291	12,554
Noble Corp. plc	1,482	55,279
Oceaneering International, Inc.*	1,398	56,647
Oil States International, Inc.*	8,476	67,893
Patterson-UTI Energy, Inc.	55,264	507,323
ProFrac Holding Corp., Class A*	4,135	24,024
Ranger Energy Services, Inc., Class A	2,740	43,867
RPC, Inc.	15,734	91,729
SEACOR Marine Holdings, Inc. (x)*	3,146	24,067
Seadrill Ltd.*	9,931	375,590
Smart Sand, Inc.	4,334	21,713
Subsea 7 SA (ADR)	96,400	3,302,664
Transocean Ltd.*	154,530	755,652
Valaris Ltd.*	7,467	542,104
WaterBridge Infrastructure LLC, Class A (x)	198,065	6,787,688

		18,259,686

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Oil, Gas & Consumable Fuels (14.1%)
Aemetis, Inc.*	8,245	$13,522
American Resources Corp.*	13,626	29,296
Amplify Energy Corp.*	5,539	22,045
Ardmore Shipping Corp.	5,553	77,798
BKV Corp.*	1,343	36,745
California Resources Corp.	11,543	610,278
Calumet, Inc.*	2,830	101,937
Centrus Energy Corp., Class A (x)*	524	87,964
Clean Energy Fuels Corp.*	26,031	53,364
CNX Resources Corp.*	21,606	733,092
Comstock Resources, Inc. (x)*	10,110	150,841
Comstock, Inc.*	11,228	46,708
Core Natural Resources, Inc.	4,948	395,939
Crescent Energy Co., Class A	40,846	401,108
DHT Holdings, Inc.	5,141	84,981
Diversified Energy Co. (x)	11,033	152,917
Dorian LPG Ltd.	3,700	128,686
Encore Energy Corp. (x)*	27,523	36,055
Epsilon Energy Ltd. (x)	2,749	14,872
Excelerate Energy, Inc., Class A	3,584	136,156
FLEX LNG Ltd. (x)	4,170	117,010
FutureFuel Corp.	4,174	18,867
Gevo, Inc.*	29,374	44,061
Golar LNG Ltd.	15,373	766,190
Granite Ridge Resources, Inc.	4,193	18,491
Green Plains, Inc.*	10,937	168,211
Gulfport Energy Corp.*	523	88,753
HighPeak Energy, Inc. (x)	3,313	23,158
International Seaways, Inc.	6,593	504,958
Kinetik Holdings, Inc., Class A	7,395	357,474
Kolibri Global Energy, Inc.*	3,492	17,390
Kosmos Energy Ltd.*	88,059	185,805
Lightbridge Corp.*	4,163	36,593
Murphy Oil Corp.	21,822	710,524
NACCO Industries, Inc., Class A	667	33,383
Navigator Holdings Ltd.	5,664	105,520
New Era Energy & Digital, Inc. (x)*	12,455	79,463
NextDecade Corp. (x)*	21,460	161,808
Nordic American Tankers Ltd.	31,967	177,097
Northern Oil & Gas, Inc.	16,717	303,414
Par Pacific Holdings, Inc.*	5,347	299,860
PBF Energy, Inc., Class A	15,504	705,742
Peabody Energy Corp.	19,423	449,060
Permian Basin Royalty Trust	25,900	648,536
PrairieSky Royalty Ltd. (x)	91,000	2,036,552
PrimeEnergy Resources Corp. (x)*	61	10,180
REX American Resources Corp.*	615	27,767
Riley Exploration Permian, Inc.	2,021	66,612
Ring Energy, Inc.*	28,409	30,682
SandRidge Energy, Inc.	4,673	64,020
Scorpio Tankers, Inc.	7,289	504,836
SFL Corp. Ltd.	2,399	24,470
SM Energy Co.	36,263	946,464
Summit Midstream Corp.*	1,309	37,280
Talos Energy, Inc.*	20,083	259,272
Teekay Corp. Ltd.	8,646	86,460
Teekay Tankers Ltd., Class A	3,827	248,258
Texas Pacific Land Corp.	109,900	48,096,636
VAALCO Energy, Inc.	14,198	72,126
Vitesse Energy, Inc. (x)	5,111	80,600
W&T Offshore, Inc. (x)	15,656	49,316
WhiteHawk Minerals Corp., Class A*	163,200	4,540,224
World Kinect Corp.	6,889	226,924

		66,744,351

Total Energy		85,004,037

Financials (18.7%)
Banks (9.8%)
1st Source Corp.	3,021	246,453
ACNB Corp.	1,702	101,065
Amalgamated Financial Corp.	2,840	130,356
Amerant Bancorp, Inc., Class A	5,629	143,652
Ameris Bancorp	10,023	904,676
Ames National Corp.	1,581	46,813
Arrow Financial Corp.	2,731	111,944
Associated Banc-Corp.	23,968	737,495
Atlantic Union Bankshares Corp. (x)	22,164	937,759
Avidbank Holdings, Inc. (x)*	1,439	47,530
Avidia Bancorp, Inc.	2,777	58,289
Axos Financial, Inc.*	7,084	689,911
Banc of California, Inc.	20,099	410,623
BancFirst Corp.	3,259	362,173
Bank First Corp. (x)	1,368	202,943
Bank of Hawaii Corp.	1,274	103,818
Bank of Marin Bancorp	2,690	74,513
Bank of NT Butterfield & Son Ltd. (The)	5,128	305,116
Bank7 Corp.	682	33,384
BankUnited, Inc.	10,736	520,159
Bankwell Financial Group, Inc.	851	49,996
Banner Corp.	5,039	334,791
Bar Harbor Bankshares	2,889	109,089
BayCom Corp.	1,683	55,371
BCB Bancorp, Inc.	2,350	25,192
Beacon Financial Corp.	10,683	325,297
Blue Ridge Bankshares, Inc.	9,584	33,832
Bridgewater Bancshares, Inc.*	1,668	35,095
Burke & Herbert Financial Services Corp.	2,574	184,968
Business First Bancshares, Inc.	5,348	164,344
BV Financial, Inc.*	1,269	26,877
Byline Bancorp, Inc.	5,340	201,104
C&F Financial Corp.	483	38,640
California Bancorp	4,176	87,028
Camden National Corp. (x)	2,860	155,069
Capital Bancorp, Inc.	1,698	59,634
Capital City Bank Group, Inc.	2,316	114,457
Capitol Federal Financial, Inc.	19,190	163,307
Carter Bankshares, Inc.	2,970	101,010
Cathay General Bancorp	9,947	616,615
CB Financial Services, Inc.	658	24,938
Central Pacific Financial Corp.	3,733	142,601
CF Bankshares, Inc.	772	25,298
Chain Bridge Bancorp, Inc., Class A*	347	14,591
Chemung Financial Corp.	589	43,928
ChoiceOne Financial Services, Inc.	2,392	81,328
Citizens & Northern Corp.	3,005	70,047
Citizens Community Bancorp, Inc.	1,470	34,383
Citizens Financial Services, Inc.	623	45,130
City Holding Co.	766	101,602
Civista Bancshares, Inc.	3,476	98,093
CNB Financial Corp.	4,894	164,977

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
CoastalSouth Bancshares, Inc.	1,213	$32,569
Colony Bankcorp, Inc.	3,676	73,851
Columbia Financial, Inc.*	4,115	87,320
Commercial Bancgroup, Inc.	1,454	46,950
Community Bancorp (x)	628	24,555
Community Financial System, Inc.	5,903	396,209
Community Trust Bancorp, Inc.	2,721	196,892
Community West Bancshares	3,543	95,165
ConnectOne Bancorp, Inc.	6,016	201,175
Customers Bancorp, Inc.*	4,527	358,086
CVB Financial Corp.	25,644	578,272
Dime Commercial Bancshares, Inc.	5,237	212,884
Eagle Bancorp Montana, Inc.	1,435	34,340
Eagle Bancorp, Inc.	4,581	130,055
Eagle Financial Services, Inc.	767	31,800
Eastern Bankshares, Inc.	32,499	722,778
ECB Bancorp, Inc.*	959	19,257
Enterprise Financial Services Corp.	6,050	398,574
Equity Bancshares, Inc., Class A	2,392	117,184
Farmers & Merchants Bancorp, Inc.	2,380	72,780
Farmers National Banc Corp.	10,130	147,898
FB Bancorp, Inc.*	2,315	34,864
FB Financial Corp.	7,266	402,173
Fidelity D&D Bancorp, Inc.	746	38,359
Financial Institutions, Inc.	3,407	132,771
Finwise Bancorp (x)*	552	8,004
First Bancorp (Nasdaq Stock Exchange)	6,403	409,344
First Bancorp (New York Stock Exchange)	16,277	424,341
First Bancorp, Inc. (The)	2,013	70,093
First Bank	3,591	63,668
First Busey Corp.	13,591	400,934
First Business Financial Services, Inc.	1,301	82,184
First Capital, Inc.	507	32,772
First Commonwealth Financial Corp.	16,107	327,455
First Community Bankshares, Inc.	2,688	119,401
First Community Corp.	1,471	48,072
First Financial Bancorp	16,158	546,625
First Financial Bankshares, Inc.	11,533	399,042
First Financial Corp.	1,985	153,718
First Guaranty Bancshares, Inc.	837	8,429
First Internet Bancorp	1,168	32,470
First Interstate BancSystem, Inc., Class A	14,363	553,837
First Merchants Corp.	10,659	465,692
First Mid Bancshares, Inc.	4,077	196,063
First National Corp.	1,394	41,848
First Northern Community Bancorp*	2,323	41,675
First United Corp.	950	41,905
First Western Financial, Inc.*	1,352	43,413
Firstsun Capital Bancorp*	3,963	153,685
Five Star Bancorp	946	46,061
Flagstar Bank NA	48,951	731,328
Franklin Financial Services Corp.	625	39,125
FS Bancorp, Inc.	1,116	48,434
Fulton Financial Corp.	28,356	685,932
FVCBankcorp, Inc.	2,365	41,388
German American Bancorp, Inc.	6,183	293,445
Glacier Bancorp, Inc.	16,774	865,203
Great Southern Bancorp, Inc. (x)	1,334	104,599
Greene County Bancorp, Inc.	860	28,887
Hancock Whitney Corp.	13,462	1,005,881
Hanmi Financial Corp.	4,198	136,015
Hanover Bancorp, Inc.	536	12,500
Hawthorn Bancshares, Inc.	889	34,938
HBT Financial, Inc.	2,774	88,740
Heritage Financial Corp.	4,872	144,309
Hilltop Holdings, Inc.	6,842	265,333
Hingham Institution For Savings (The) (x)	250	76,787
Home Bancorp, Inc.	1,204	82,498
Home BancShares, Inc.	30,815	879,768
HomeTrust Bancshares, Inc.	2,542	126,820
Hope Bancorp, Inc.	19,577	267,813
Horizon Bancorp, Inc.	9,159	182,997
Independent Bank Corp.	3,144	113,404
Independent Bank Corp./MA	7,208	603,454
International Bancshares Corp.	8,043	610,866
Investar Holding Corp.	2,180	65,313
Isabella Bank Corp.	1,057	41,751
John Marshall Bancorp, Inc.	2,263	49,333
Kearny Financial Corp. (x)	10,441	98,772
Lakeland Financial Corp.	1,616	99,740
Landmark Bancorp, Inc. (x)	703	21,589
LCNB Corp.	2,333	41,037
Live Oak Bancshares, Inc.	3,223	131,627
MainStreet Bancshares, Inc.	952	23,505
Mechanics Bancorp	6,803	108,168
Mercantile Bank Corp.	2,902	166,633
Meridian Corp.	1,708	34,211
Metrocity Bankshares, Inc.	1,520	54,553
Metropolitan Bank Holding Corp.	1,359	134,215
Mid Penn Bancorp, Inc.	3,574	124,518
Midland States Bancorp, Inc.	2,982	92,859
MVB Financial Corp.	2,010	58,310
National Bank Holdings Corp., Class A	6,657	295,771
National Bankshares, Inc.	1,157	42,034
NB Bancorp, Inc.	6,485	137,028
NBT Bancorp, Inc.	8,109	400,341
Nicolet Bankshares, Inc. (x)	2,127	351,785
Northeast Bank	446	59,108
Northeast Community Bancorp, Inc.	2,155	59,780
Northfield Bancorp, Inc. (x)	5,685	83,740
Northpointe Bancshares, Inc.	3,468	66,516
Northrim Bancorp, Inc.	3,310	91,819
Northwest Bancshares, Inc.	21,239	321,983
Norwood Financial Corp.	1,716	55,169
Oak Valley Bancorp	1,251	42,215
OceanFirst Financial Corp.	11,537	225,318
OFG Bancorp	6,291	308,699
Ohio Valley Banc Corp.	591	25,667
Old National Bancorp	49,721	1,287,774
Old Second Bancorp, Inc.	7,724	180,124
OP Bancorp	2,157	32,333
Orange County Bancorp, Inc.	1,305	47,998
Origin Bancorp, Inc.	4,602	235,392
Orrstown Financial Services, Inc.	3,249	132,657
Park National Corp.	2,654	485,655
Parke Bancorp, Inc.	1,795	59,522
Pathward Financial, Inc.	443	38,568
PCB Bancorp	1,636	46,413
Peapack-Gladstone Financial Corp.	1,444	68,345

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Peoples Bancorp of North Carolina, Inc.	706	$30,422
Peoples Bancorp, Inc.	6,250	240,062
Peoples Financial Services Corp. (x)	1,433	95,108
Pioneer Bancorp, Inc. (x)*	1,697	28,968
Plumas Bancorp	1,109	64,810
Ponce Financial Group, Inc.*	3,119	62,193
Preferred Bank	1,227	130,381
Primis Financial Corp.	3,294	53,923
Princeton Bancorp, Inc.	881	33,434
Provident Financial Services, Inc.	18,265	431,785
QCR Holdings, Inc.	2,693	262,164
RBB Bancorp	2,839	77,831
Red River Bancshares, Inc.	850	77,588
Renasant Corp.	13,619	579,352
Republic Bancorp, Inc., Class A	1,417	128,139
Rhinebeck Bancorp, Inc.*	632	10,940
Richmond Mutual Bancorp, Inc.	1,126	17,881
S&T Bancorp, Inc.	5,376	263,854
Seacoast Banking Corp. of Florida	13,900	462,175
ServisFirst Bancshares, Inc.	468	40,599
Shore Bancshares, Inc.	5,270	120,947
Sierra Bancorp	2,060	83,966
Simmons First National Corp., Class A	20,714	469,172
SmartFinancial, Inc.	2,131	99,987
South Plains Financial, Inc.	2,542	109,522
Southern First Bancshares, Inc.*	1,495	91,344
Southern Missouri Bancorp, Inc.	1,511	115,153
Southside Bancshares, Inc.	4,277	150,508
SR Bancorp, Inc.	907	17,850
Sterling Bancorp, Inc. (r)*	3,185	—
Stock Yards Bancorp, Inc.	3,520	269,174
Texas Capital Bancshares, Inc.	6,149	634,946
Third Coast Bancshares, Inc.*	2,502	101,081
Timberland Bancorp, Inc.	1,167	52,293
Tompkins Financial Corp.	2,160	204,163
Towne Bank	14,609	529,430
TriCo Bancshares	5,092	274,204
Triumph Financial, Inc.*	1,751	133,619
TrustCo Bank Corp.	2,421	132,937
Trustmark Corp.	8,814	405,532
UMB Financial Corp.	10,782	1,539,238
United Bankshares, Inc.	21,104	967,196
United Community Banks, Inc.	17,676	620,251
Unity Bancorp, Inc.	599	35,155
Univest Financial Corp.	4,666	204,138
USCB Financial Holdings, Inc.	1,203	24,613
Valley National Bancorp	59,035	864,863
Virginia National Bankshares Corp.	813	36,081
WaFd, Inc.	10,925	419,192
Washington Trust Bancorp, Inc.	3,221	117,502
WesBanco, Inc.	13,549	528,817
West Bancorp, Inc.	2,322	61,603
Westamerica Bancorp	3,557	208,689
Western New England Bancorp, Inc.	3,114	44,530
WSFS Financial Corp.	7,744	594,197

		46,546,650

Capital Markets (3.6%)
AlTi Global, Inc.*	6,465	23,339
Artisan Partners Asset Management, Inc., Class A	3,982	137,498
Associated Capital Group, Inc., Class A‡	46,500	1,669,350
Bakkt, Inc., Class A (x)*	103,838	810,975
BRC Group Holdings, Inc.*	3,835	30,833
Cohen & Steers, Inc.	472	35,938
DigitalBridge Group, Inc.	28,199	444,980
Donnelley Financial Solutions, Inc.*	902	37,839
Fairfax India Holdings Corp. (m)(x)*	5,000	91,500
Federated Hermes, Inc., Class B	5,400	298,188
Galaxy Digital, Inc., Class A (x)*	25,000	683,500
GAMCO Investors, Inc., Class A	31,900	756,119
GCM Grosvenor, Inc., Class A	959	11,796
Gemini Space Station, Inc., Class A*	6,585	28,052
Innventure, Inc. (x)*	8,971	45,483
Marex Group plc	2,600	158,470
MarketWise, Inc.	365	6,512
Miami International Holdings, Inc.*	242,200	9,000,152
Onex Corp. (x)	1,000	74,470
Open Lending Corp.*	11,489	35,731
OTC Markets Group, Inc., Class A	100	5,150
PJT Partners, Inc., Class A	1,801	271,843
Silvercrest Asset Management Group, Inc., Class A	1,142	11,546
Sprott, Inc.	9,000	1,011,150
StepStone Group, Inc., Class A	6,825	282,282
Urbana Corp. (x)	21,000	136,520
Urbana Corp. (Non-Voting)	25,800	150,989
Victory Capital Holdings, Inc., Class A	4,738	398,276
Virtus Investment Partners, Inc.	1,125	161,437
Wealthfront Corp.*	1,614	14,429
Webull Corp.*	4,208	27,436
Westwood Holdings Group, Inc.	1,116	21,383

		16,873,166

Consumer Finance (0.5%)
Bread Financial Holdings, Inc.	5,275	571,546
Consumer Portfolio Services, Inc.*	1,457	13,980
Encore Capital Group, Inc.*	3,358	313,268
Green Dot Corp., Class A*	8,854	119,618
Happen, Inc.*	14,150	293,471
Jefferson Capital, Inc.	1,558	30,334
LendingTree, Inc.*	1,153	51,066
Medallion Financial Corp.	2,861	29,211
Navient Corp.	11,066	94,172
Nelnet, Inc., Class A	2,404	320,525
Oportun Financial Corp.*	6,244	35,653
PRA Group, Inc.*	6,220	118,118
PROG Holdings, Inc.	3,534	164,720
Regional Management Corp.	1,186	48,863
World Acceptance Corp.*	396	88,637

		2,293,182

Financial Services (1.5%)
Acacia Research Corp.*	5,637	26,268
Alerus Financial Corp.	3,979	123,747
Bladex, Inc.	4,363	268,194
Burford Capital Ltd. (x)	29,153	119,527
Cannae Holdings, Inc.	6,620	95,328
Cass Information Systems, Inc.	259	13,292
Compass Diversified Holdings*	6,175	65,826
Enact Holdings, Inc.	4,814	220,048
Essent Group Ltd.	14,432	927,689

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Federal Agricultural Mortgage Corp., Class C	1,352	$269,413
Finance of America Cos., Inc., Class A*	706	19,429
Flywire Corp.*	1,378	24,211
HA Sustainable Infrastructure Capital, Inc. (x)	20,343	794,394
Jackson Financial, Inc., Class A	9,804	1,003,832
loanDepot, Inc., Class A (x)*	21,411	26,764
Merchants Bancorp	2,764	138,200
NewtekOne, Inc.	4,669	69,148
NMI Holdings, Inc., Class A*	12,355	507,667
Onity Group, Inc. (x)*	1,081	42,970
Pagseguro Digital Ltd., Class A	26,349	238,458
Paysafe Ltd. (x)*	4,852	36,244
PennyMac Financial Services, Inc.	4,722	411,286
Priority Technology Holdings, Inc.*	1,012	6,750
Radian Group, Inc.	21,613	814,162
Repay Holdings Corp., Class A*	10,942	45,956
Security National Financial Corp., Class A*	2,495	24,177
StoneCo Ltd., Class A	32,139	348,387
Velocity Financial, Inc.*	1,805	33,320
Walker & Dunlop, Inc.	5,387	294,669
Waterstone Financial, Inc.	2,677	55,494

		7,064,850

Insurance (2.5%)
Abacus Global Management, Inc. (x)	1,701	18,218
Accelerant Holdings, Class A*	809	9,481
American Coastal Insurance Corp.	4,733	52,536
American Integrity Insurance Group, Inc.	1,982	37,321
AMERISAFE, Inc.	3,234	109,406
Ategrity Specialty Holdings LLC*	1,477	35,507
Bowhead Specialty Holdings, Inc.*	2,851	85,330
Citizens, Inc., Class A (x)*	7,439	42,700
CNO Financial Group, Inc.	14,687	748,743
Crawford & Co., Class A	1,211	13,648
Donegal Group, Inc., Class A	3,349	63,162
Employers Holdings, Inc.	2,708	136,700
F&G Annuities & Life, Inc.	5,204	138,374
Genworth Financial, Inc., Class A*	58,054	549,771
Goosehead Insurance, Inc., Class A*	3,348	162,378
Greenlight Capital Re Ltd., Class A*	4,533	73,344
Hamilton Insurance Group Ltd., Class B	7,665	260,150
HCI Group, Inc.	1,778	311,594
Heritage Insurance Holdings, Inc.*	3,932	102,547
Hippo Holdings, Inc.*	3,139	88,708
Horace Mann Educators Corp.	6,301	325,447
Investors Title Co.	231	63,220
James River Group Holdings, Inc.	5,871	25,832
Kemper Corp.	7,470	201,391
Kestrel Group Ltd.*	27	243
Kingstone Cos., Inc.	1,805	34,349
MBIA, Inc.*	6,944	45,275
Mercury General Corp.	3,950	421,149
Neptune Insurance Holdings, Inc., Class A*	4,081	128,552
NI Holdings, Inc.*	873	13,715
Octave Specialty Group, Inc.*	5,603	34,963
Pelagos Insurance Capital Ltd.	4,179	101,759
Safety Insurance Group, Inc.	2,542	190,294
Selective Insurance Group, Inc.	9,664	937,505
SiriusPoint Ltd.*	11,821	283,704
Skyward Specialty Insurance Group, Inc.*	2,332	136,072
Slide Insurance Holdings, Inc.*	10,438	202,184
Stewart Information Services Corp.	4,928	325,347
Tiptree, Inc., Class A	3,979	71,304
United Fire Group, Inc.	3,495	183,278
Universal Insurance Holdings, Inc.	4,071	168,377
White Mountains Insurance Group Ltd.	2,300	4,768,797

		11,702,375

Mortgage Real Estate Investment Trusts (REITs) (0.8%)
ACRES Commercial Realty Corp. (REIT)*	974	17,327
Adamas Trust, Inc. (REIT)	13,181	123,638
Angel Oak Mortgage REIT, Inc. (REIT) (x)	2,023	18,369
Apollo Commercial Real Estate Finance, Inc. (REIT) (x)	21,176	226,160
Arbor Realty Trust, Inc. (REIT) (x)	28,020	151,868
Ares Commercial Real Estate Corp. (REIT)	8,552	38,484
ARMOUR Residential REIT, Inc. (REIT) (x)	20,124	351,164
Blackstone Mortgage Trust, Inc. (REIT), Class A	25,710	435,784
BrightSpire Capital, Inc. (REIT), Class A	18,355	100,035
Chicago Atlantic Real Estate Finance, Inc. (REIT)	2,856	30,616
Chimera Investment Corp. (REIT)	13,455	179,490
Claros Mortgage Trust, Inc. (REIT)*	13,433	31,568
Dynex Capital, Inc. (REIT)	34,647	454,222
Ellington Financial, Inc. (REIT)	19,322	262,972
Franklin BSP Realty Trust, Inc. (REIT)	12,214	99,422
Invesco Mortgage Capital, Inc. (REIT) (x)	14,665	115,854
KKR Real Estate Finance Trust, Inc. (REIT) (x)	7,799	53,345
Ladder Capital Corp. (REIT)	17,780	176,911
Lument Finance Trust, Inc. (REIT) (x)	134	123
MFA Financial, Inc. (REIT) (x)	13,521	131,018
Nexpoint Real Estate Finance, Inc. (REIT) (x)	1,397	21,654
Orchid Island Capital, Inc. (REIT) (x)	32,262	224,866
PennyMac Mortgage Investment Trust (REIT) (x)	12,950	146,076
Ready Capital Corp. (REIT) (x)	21,156	37,023
Redwood Trust, Inc. (REIT)	19,534	92,591
Seven Hills Realty Trust (REIT)	5,076	42,791
TPG Mortgage Investment Trust, Inc. (REIT)	4,699	37,216
TPG RE Finance Trust, Inc. (REIT)	10,443	87,408
Two Harbors Investment Corp. (REIT) (x)	16,714	207,421

		3,895,416

Total Financials		88,375,639

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (5.7%)
Biotechnology (2.6%)
4D Molecular Therapeutics, Inc. (x)*	7,148	$95,068
Abeona Therapeutics, Inc. (x)*	6,400	39,552
Absci Corp.*	4,026	46,661
Acumen Pharmaceuticals, Inc.*	7,177	19,163
ADC Therapeutics SA*	13,186	14,109
Agenus, Inc.*	4,868	14,896
Agios Pharmaceuticals, Inc.*	8,710	323,228
Akebia Therapeutics, Inc.*	6,615	7,541
Aktis Oncology, Inc. (x)*	1,057	34,067
Alector, Inc.*	3,697	7,431
Alkermes plc*	5,276	276,436
Allogene Therapeutics, Inc.*	41,487	86,293
Altimmune, Inc.*	31,031	94,334
Anavex Life Sciences Corp. (x)*	12,007	31,098
Anika Therapeutics, Inc.*	1,919	28,075
Arcturus Therapeutics Holdings, Inc. (x)*	4,208	28,278
Arcus Biosciences, Inc.*	3,048	93,970
Artiva Biotherapeutics, Inc.*	728	7,062
Assembly Biosciences, Inc.*	1,512	41,550
Atrium Therapeutics, Inc.*	706	9,496
Aura Biosciences, Inc.*	987	7,008
Avalo Therapeutics, Inc.*	3,285	60,707
Beam Therapeutics, Inc.*	1,630	55,942
Benitec Biopharma, Inc.*	2,974	39,792
Bicara Therapeutics, Inc.*	929	27,582
Black Diamond Therapeutics, Inc.*	7,559	13,984
C4 Therapeutics, Inc.*	15,710	73,366
Cabaletta Bio, Inc.*	8,841	27,495
Candel Therapeutics, Inc. (x)*	410	4,223
Canton Strategic Holdings, Inc.*	6,666	18,798
Caribou Biosciences, Inc.*	14,489	25,501
Cartesian Therapeutics, Inc.*	1,876	19,548
Celldex Therapeutics, Inc.*	2,410	89,676
Century Therapeutics, Inc.*	18,837	46,151
Climb Bio, Inc.*	3,079	40,150
Coherus Oncology, Inc. (x)*	12,362	17,307
Compass Therapeutics, Inc.*	20,280	44,413
Corbus Pharmaceuticals Holdings, Inc.*	2,565	24,060
CRISPR Therapeutics AG (x)*	12,688	692,003
Cullinan Therapeutics, Inc.*	9,481	172,649
Cytokinetics, Inc.*	18,464	1,572,948
CytomX Therapeutics, Inc.*	12,774	47,902
Damora Therapeutics, Inc.*	2,600	67,626
Denali Therapeutics, Inc.*	21,805	560,825
Dyne Therapeutics, Inc.*	13,928	309,341
Editas Medicine, Inc.*	2,522	8,171
Eikon Therapeutics, Inc.*	1,031	13,454
Emergent BioSolutions, Inc.*	7,852	65,800
Enanta Pharmaceuticals, Inc.*	2,416	35,225
Entrada Therapeutics, Inc.*	4,212	31,000
First Tracks Biotherapeutics, Inc.*	1,096	22,051
Galectin Therapeutics, Inc.*	2,287	10,612
Generate Biomedicines, Inc.*	1,157	19,519
GRAIL, Inc.*	6,468	441,570
Hyperliquid Strategies, Inc.*	19,688	154,944
Ideaya Biosciences, Inc.*	11,862	442,097
Immuneering Corp., Class A (x)*	8,387	41,851
Inhibikase Therapeutics, Inc. (x)*	18,480	37,514
Inhibrx Biosciences, Inc.*	286	27,098
Intellia Therapeutics, Inc. (x)*	21,159	358,010
Invivyd, Inc.*	33,191	28,956
Iovance Biotherapeutics, Inc. (x)*	62,124	258,436
Ironwood Pharmaceuticals, Inc., Class A*	1,849	7,784
Janux Therapeutics, Inc.*	6,744	103,588
Kailera Therapeutics, Inc.*	2,263	49,854
Karyopharm Therapeutics, Inc.*	2,564	25,050
Keros Therapeutics, Inc.*	3,031	32,432
Korro Bio, Inc. (x)*	1,359	17,912
Kymera Therapeutics, Inc.*	1,701	195,054
Kyverna Therapeutics, Inc.*	6,016	53,603
Lexeo Therapeutics, Inc.*	11,281	52,513
Lyell Immunopharma, Inc.*	1,488	20,906
MacroGenics, Inc.*	1,522	7,032
MapLight Therapeutics, Inc.*	239	8,566
MeiraGTx Holdings plc*	1,774	23,967
MiMedx Group, Inc.*	18,382	70,771
Minerva Neurosciences, Inc.*	1,640	9,102
Monopar Therapeutics, Inc. (x)*	520	48,147
Myriad Genetics, Inc.*	13,602	77,667
Neurogene, Inc. (x)*	1,663	52,301
Nkarta, Inc.*	7,802	22,080
Novavax, Inc. (x)*	23,885	224,997
Nurix Therapeutics, Inc.*	3,596	87,239
Ocugen, Inc.*	16,557	25,332
Olema Pharmaceuticals, Inc.*	10,459	130,842
OnKure Therapeutics, Inc., Class A*	3,245	14,797
Organogenesis Holdings, Inc., Class A*	10,306	25,044
ORIC Pharmaceuticals, Inc.*	8,115	87,885
Ovid therapeutics, Inc.*	20,846	56,076
Palisade Bio, Inc.*	18,775	39,240
Perspective Therapeutics, Inc.*	16,118	54,962
Precision BioSciences, Inc.*	2,932	23,045
Prime Medicine, Inc. (x)*	2,655	9,797
ProKidney Corp., Class A*	3,964	8,087
Protara Therapeutics, Inc.*	7,712	29,460
Prothena Corp. plc*	3,039	29,752
PTC Therapeutics, Inc.*	1,913	156,043
Puma Biotechnology, Inc.*	5,713	46,332
Recursion Pharmaceuticals, Inc., Class A (x)*	72,539	266,218
REGENXBIO, Inc.*	1,433	17,167
Relay Therapeutics, Inc.*	5,468	102,306
Replimune Group, Inc.*	12,385	137,102
Rezolute, Inc.*	10,484	54,517
Rigel Pharmaceuticals, Inc.*	2,848	111,414
Rocket Pharmaceuticals, Inc.*	14,115	48,273
SAB Biotherapeutics, Inc.*	6,506	25,373
Sagimet Biosciences, Inc., Class A*	2,020	15,615
Sarepta Therapeutics, Inc.*	15,129	271,868
Scholar Rock Holding Corp.*	1,079	59,345
Shattuck Labs, Inc.*	1,406	9,758
Solid Biosciences, Inc.*	6,512	65,055
Spruce Biosciences, Inc. (x)*	301	16,254
Sutro Biopharma, Inc.*	1,915	63,578
Tectonic Therapeutic, Inc. (x)*	1,430	49,156
Tenax Therapeutics, Inc.*	3,885	56,527

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Tonix Pharmaceuticals Holding Corp. (x)*	2,106	$26,873
Ultragenyx Pharmaceutical, Inc.*	8,294	276,937
Unicycive Therapeutics, Inc.*	890	4,174
Upstream Bio, Inc. (x)*	5,986	41,423
UroGen Pharma Ltd.*	936	34,445
Vanda Pharmaceuticals, Inc.*	8,303	50,814
Vaxcyte, Inc.*	6,715	390,343
Veracyte, Inc.*	2,790	163,857
Vir Biotechnology, Inc.*	19,267	196,331
Viridian Therapeutics, Inc.*	12,614	231,719
Vor BioPharma, Inc. (x)*	1,913	35,218
Voyager Therapeutics, Inc.*	8,704	30,464
Whitehawk Therapeutics, Inc.*	4,933	22,593
X4 Pharmaceuticals, Inc.*	12,524	58,487
Xencor, Inc.*	10,879	175,152
XOMA Royalty Corp.*	296	12,580
Zentalis Pharmaceuticals, Inc.*	7,789	37,777

		12,439,585

Health Care Equipment & Supplies (1.1%)
Acme United Corp.	508	24,242
AngioDynamics, Inc.*	4,458	57,999
Anteris Technologies Global Corp.*	12,734	125,430
Avanos Medical, Inc.*	7,147	177,817
Beta Bionics, Inc.*	6,326	99,128
Carlsmed, Inc. (x)*	413	4,287
CONMED Corp.	4,836	158,282
Delcath Systems, Inc.*	3,721	46,847
Dentsply Sirona, Inc.	32,086	340,433
Embecta Corp. (x)	7,813	25,470
Enovis Corp.*	9,123	188,846
Haemonetics Corp.*	409	30,675
ICU Medical, Inc.*	3,839	562,797
Inogen, Inc.*	3,896	25,129
Inspire Medical Systems, Inc.*	598	26,677
Integer Holdings Corp.*	5,354	500,331
Integra LifeSciences Holdings Corp.*	10,682	191,849
LivaNova plc*	6,960	572,321
Merit Medical Systems, Inc.*	8,401	582,525
MiniMed Group, Inc.*	4,435	66,303
Neogen Corp.*	34,655	311,549
Novocure Ltd.*	1,224	18,544
Omnicell, Inc.*	7,154	297,034
OraSure Technologies, Inc.*	9,840	43,886
Orthofix Medical, Inc.*	6,549	59,858
OrthoPediatrics Corp. (x)*	1,788	34,205
QuidelOrtho Corp.*	10,772	188,672
RxSight, Inc.*	6,188	29,826
Shoulder Innovations, Inc. (x)*	1,465	29,710
STAAR Surgical Co.*	687	19,710
Strive, Inc., Class A (x)*	10,090	110,082
Tactile Systems Technology, Inc.*	617	18,374
Utah Medical Products, Inc.	385	26,557
Varex Imaging Corp.*	6,302	65,730

		5,061,125

Health Care Providers & Services (0.8%)
Acadia Healthcare Co., Inc.*	14,565	430,104
Accendra Health, Inc.*	11,778	40,281
AdaptHealth Corp., Class A*	16,080	167,554
Addus HomeCare Corp.*	2,875	288,851
AMN Healthcare Services, Inc.*	6,155	199,237
Ardent Health, Inc.*	3,435	33,800
Aveanna Healthcare Holdings, Inc.*	2,386	20,448
Brookdale Senior Living, Inc.*	37,473	602,941
Castle Biosciences, Inc.*	4,677	111,547
Community Health Systems, Inc. (x)*	20,323	67,879
Cross Country Healthcare, Inc.*	4,822	63,699
Fulgent Genetics, Inc.*	3,079	63,181
Lumexa Imaging Holdings, Inc. (x)*	2,963	33,423
National HealthCare Corp.	1,470	310,699
NeoGenomics, Inc.*	18,719	273,110
Oncology Institute, Inc. (The)*	2,650	14,390
OPKO Health, Inc.*	62,261	93,392
Option Care Health, Inc.*	4,635	97,196
Pediatrix Medical Group, Inc.*	13,013	329,619
SBC Medical Group Holdings, Inc.*	1,379	4,247
Select Medical Holdings Corp.	15,549	256,714
Sonida Senior Living, Inc. (x)*	4,449	181,519
Strata Critical Medical, Inc.*	10,428	54,956
Surgery Partners, Inc. (x)*	12,483	209,714
US Physical Therapy, Inc.	783	53,776

		4,002,277

Health Care Technology (0.2%)
Certara, Inc.*	18,164	118,974
Claritev Corp.*	1,130	38,544
Evolent Health, Inc., Class A*	12,147	65,837
HealthStream, Inc.	3,657	99,653
LifeMD, Inc. (x)*	2,005	8,281
Phreesia, Inc.*	1,502	15,456
Simulations Plus, Inc.*	765	14,007
Teladoc Health, Inc.*	28,507	241,739
TruBridge, Inc.*	1,667	43,692
Waystar Holding Corp.*	17,579	360,897

		1,007,080

Life Sciences Tools & Services (0.3%)
Alamar Biosciences, Inc.*	624	16,904
Alpha Teknova, Inc. (x)*	1,459	8,287
Azenta, Inc.*	6,574	167,769
BioLife Solutions, Inc.*	5,354	151,197
Codexis, Inc.*	3,238	7,318
CryoPort, Inc.*	7,741	121,534
Cytek Biosciences, Inc.*	19,386	85,880
Fortrea Holdings, Inc.*	15,138	263,401
Ginkgo Bioworks Holdings, Inc., Class A (x)*	7,494	74,266
Lifecore Biomedical, Inc. (x)*	4,013	21,068
Maravai LifeSciences Holdings, Inc., Class A*	17,606	109,861
Nautilus Biotechnology, Inc.*	6,804	12,723
OmniAb, Inc.*	16,854	41,461
Pacific Biosciences of California, Inc.*	4,890	8,215
Personalis, Inc.*	10,607	142,134
Quanterix Corp.*	5,844	25,246

		1,257,264

Pharmaceuticals (0.7%)
Aclaris Therapeutics, Inc.*	2,981	15,770
Amneal Pharmaceuticals, Inc.*	19,836	343,361
Amphastar Pharmaceuticals, Inc.*	4,999	100,880
AN2 Therapeutics, Inc.*	3,466	16,775

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Aquestive Therapeutics, Inc. (x)*	10,002	$41,608
Arvinas, Inc.*	8,444	70,170
AtaiBeckley, Inc.*	5,870	30,935
Atea Pharmaceuticals, Inc.*	10,228	47,560
Avalyn Pharma, Inc.*	628	20,674
BioAge Labs, Inc.*	4,936	120,981
Contineum Therapeutics, Inc., Class A*	4,129	67,674
CorMedix, Inc. (x)*	11,457	89,937
Esperion Therapeutics, Inc.*	26,012	82,198
EyePoint, Inc.*	2,143	30,645
Fulcrum Therapeutics, Inc.*	8,254	30,210
Indivior Pharmaceuticals, Inc.*	2,135	87,599
Innoviva, Inc.*	11,610	263,663
LB Pharmaceuticals, Inc.*	1,827	59,295
LENZ Therapeutics, Inc.*	3,188	18,108
Maze Therapeutics, Inc.*	977	29,154
Nektar Therapeutics*	574	40,071
Ocular Therapeutix, Inc.*	5,594	54,933
Omeros Corp. (x)*	7,046	67,008
Oramed Pharmaceuticals, Inc.	4,683	22,525
Pacira BioSciences, Inc.*	5,579	141,539
Perrigo Co. plc	22,140	230,035
Phathom Pharmaceuticals, Inc.*	5,741	62,290
Prestige Consumer Healthcare, Inc.*	7,497	354,383
Rapport Therapeutics, Inc.*	365	15,210
Septerna, Inc.*	1,180	39,518
SIGA Technologies, Inc.	6,389	23,256
SpyGlass Pharma, Inc.*	511	11,375
Supernus Pharmaceuticals, Inc.*	8,068	375,243
Theravance Biopharma, Inc.*	1,048	17,816
Third Harmonic Bio, Inc. (r)*	4,365	—
VeraDermics, Inc.*	1,022	125,645
WaVe Life Sciences Ltd.*	20,088	116,711
Zevra Therapeutics, Inc.*	6,063	86,943

		3,351,698

Total Health Care		27,119,029

Industrials (15.9%)
Aerospace & Defense (0.4%)
AerSale Corp.*	5,383	34,021
Aevex Corp., Class A*	398	8,314
AIRO Group Holdings, Inc. (x)*	3,308	24,446
Archer Aviation, Inc., Class A (x)*	82,268	389,128
Astronics Corp., Class B*	84	6,384
Beta Technologies, Inc., Class A*	3,719	62,293
Ducommun, Inc.*	171	31,671
National Presto Industries, Inc.	555	69,369
Redwire Corp.*	12,688	155,174
V2X, Inc.*	4,222	314,792
Virgin Galactic Holdings, Inc. (x)*	14,912	43,096
VSE Corp.	4,155	949,418

		2,088,106

Air Freight & Logistics (0.1%)
Hub Group, Inc., Class A	9,493	415,699
Radiant Logistics, Inc.*	4,987	47,177

		462,876

Building Products (0.6%)
Apogee Enterprises, Inc.	3,331	152,360
Gibraltar Industries, Inc.*	4,699	211,925
Griffon Corp.	1,560	152,147
Insteel Industries, Inc.	2,909	87,852
Janus International Group, Inc.*	20,704	114,907
Masterbrand, Inc.*	31,740	326,604
Quanex Building Products Corp.	7,267	135,311
Resideo Technologies, Inc.*	17,820	554,202
Tecnoglass, Inc.	449	21,018
UFP Industries, Inc.	9,004	817,023

		2,573,349

Commercial Services & Supplies (4.1%)
ABM Industries, Inc.	9,303	411,565
ACCO Brands Corp.	14,744	61,335
ACV Auctions, Inc., Class A*	9,521	68,456
BrightView Holdings, Inc.*	11,018	156,125
Cimpress plc*	229	23,289
Civeo Corp.*	177,150	6,200,250
CoreCivic, Inc.*	15,351	466,363
Deluxe Corp.	7,090	169,309
Ennis, Inc.	3,729	79,241
Enviri Corp.*	3,805	83,520
GEO Group, Inc. (The)*	20,018	591,532
Healthcare Services Group, Inc.*	5,481	134,613
HNI Corp.	11,302	456,714
Interface, Inc., Class A	8,077	289,480
Millerknoll, Inc.	10,852	222,032
Mobile Infrastructure Corp., Class A*	140	193
NLI Holdings, Inc.	1,271	7,563
Onterris, Inc.*	5,371	108,548
OPENLANE, Inc.*	63,983	2,638,659
Perma-Fix Environmental Services, Inc. (x)*	522	7,459
Pitney Bowes, Inc.	10,616	185,992
Quad/Graphics, Inc.	1,323	11,153
RB Global, Inc.	50,600	5,892,370
UniFirst Corp.	2,315	612,225
Vestis Corp.*	14,621	212,297
Virco Mfg. Corp.	123	755

		19,091,038

Construction & Engineering (0.9%)
Ameresco, Inc., Class A*	5,163	142,499
Arcosa, Inc.	5,401	784,711
Centuri Holdings, Inc.*	73,400	2,219,616
Concrete Pumping Holdings, Inc.*	3,274	39,452
Fluor Corp.*	15,667	820,794
Granite Construction, Inc.	741	117,137
Matrix Service Co.*	2,998	41,073
NWPX Infrastructure, Inc.*	212	31,787
Southland Holdings, Inc. (x)*	44	29

		4,197,098

Electrical Equipment (0.4%)
Array Technologies, Inc. (x)*	17,854	132,298
Atkore, Inc.	5,376	408,791
Babcock & Wilcox Enterprises, Inc.*	19,894	280,505
EnerSys	418	97,737
FuelCell Energy, Inc.*	8,510	306,445
GrafTech International Ltd.*	1,017	6,010
Hyliion Holdings Corp.*	19,998	104,190
LSI Industries, Inc.	932	24,772
NANO Nuclear Energy, Inc. (x)*	6,835	144,492

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Net Power, Inc.*	5,646	$9,429
Power Solutions International, Inc.*	91	3,539
SES AI Corp., Class A (x)*	32,861	31,553
Shoals Technologies Group, Inc., Class A*	1,831	18,127
Sunrun, Inc.*	36,707	491,140

		2,059,028

Ground Transportation (0.3%)
ArcBest Corp.	1,343	192,774
Covenant Logistics Group, Inc., Class A	432	19,086
Heartland Express, Inc.	6,347	96,601
Hertz Global Holdings, Inc. (x)*	19,034	43,112
Marten Transport Ltd.	9,404	163,159
PAMT Corp.*	966	13,534
Proficient Auto Logistics, Inc.*	3,593	24,468
RXO, Inc.*	24,867	686,081
Universal Logistics Holdings, Inc. (x)	1,121	16,591
Werner Enterprises, Inc.	8,041	350,668

		1,606,074

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	6,642	198,264

Machinery (3.2%)
3D Systems Corp.*	23,587	71,233
Aebi Schmidt Holding AG	5,487	68,862
AirJoule Technologies Corp. (x)*	4,542	25,163
Alamo Group, Inc.	1,646	270,751
Albany International Corp., Class A	3,051	227,299
Astec Industries, Inc.	3,283	200,887
Atmus Filtration Technologies, Inc.	1,174	59,862
Columbus McKinnon Corp.	4,327	65,468
Commercial Vehicle Group, Inc.*	5,867	27,106
Douglas Dynamics, Inc.	480	25,896
Energy Recovery, Inc.*	915	8,253
Enpro, Inc.	227	85,563
Gencor Industries, Inc.*	1,552	23,156
Greenbrier Cos., Inc. (The)	4,893	239,806
Helios Technologies, Inc.	4,681	417,779
Hillman Solutions Corp.*	30,986	261,522
Hyster-Yale, Inc.	1,832	64,230
JBT Marel Corp.	8,287	1,201,615
Kennametal, Inc.	6,266	219,623
L B Foster Co., Class A*	1,609	72,679
Lindsay Corp.	1,587	196,471
Luxfer Holdings plc	4,062	73,278
Manitowoc Co., Inc. (The)*	5,234	72,700
Mayville Engineering Co., Inc.*	2,503	93,762
Microvast Holdings, Inc. (x)*	11,454	13,401
Miller Industries, Inc.	2,183	111,660
Oshkosh Corp.	54,000	8,287,920
Palladyne AI Corp. (x)*	4,508	27,409
Park-Ohio Holdings Corp. (x)	1,583	60,866
Proto Labs, Inc.*	3,776	307,782
Richtech Robotics, Inc., Class B (x)*	29,452	62,144
Tennant Co.	2,799	245,024
Terex Corp.	17,998	1,302,875
Titan International, Inc.*	9,387	72,374
Trinity Industries, Inc.	6,208	214,673
Twin Disc, Inc.	1,676	38,883
Wabash National Corp.	6,495	87,682
Worthington Enterprises, Inc.	3,213	172,731

		15,078,388

Marine Transportation (2.5%)
Clarkson plc	103,000	5,693,284
Costamare Bulkers Holdings Ltd.*	1,251	21,968
Costamare, Inc.	7,162	100,411
Genco Shipping & Trading Ltd.	5,137	127,295
Matson, Inc.	4,773	917,514
Pangaea Logistics Solutions Ltd.	5,596	36,374
Safe Bulkers, Inc.	8,720	55,023
Stolt-Nielsen Ltd.	168,400	4,962,603

		11,914,472

Passenger Airlines (0.3%)
Allegiant Travel Co.*	3,152	370,675
flyExclusive, Inc. (x)*	970	1,940
JetBlue Airways Corp.*	53,841	308,509
Republic Airways Holdings, Inc. (x)*	2,186	45,928
SkyWest, Inc.*	6,358	631,540
Wheels Up Experience, Inc., Class A (x)*	1,021	9,159

		1,367,751

Professional Services (2.4%)
Asure Software, Inc.*	3,577	28,401
Barrett Business Services, Inc.	226	8,027
Booz Allen Hamilton Holding Corp.	6,400	388,288
CACI International, Inc., Class A*	12,000	5,559,120
CBIZ, Inc.*	7,640	245,091
Clarivate plc*	55,261	119,364
Concentrix Corp.	6,716	150,472
Conduent, Inc.*	24,395	35,617
First Advantage Corp. (x)*	3,550	64,077
HireQuest, Inc.	583	7,322
IBEX Holdings Ltd.*	509	15,458
ICF International, Inc.	2,843	207,141
Kelly Services, Inc., Class A	4,549	55,862
Korn Ferry	8,257	549,751
ManpowerGroup, Inc.	7,341	247,906
Maximus, Inc.	7,464	401,265
Mistras Group, Inc.*	1,818	31,760
Science Applications International Corp.	24,000	2,649,840
Skillsoft Corp.*	20	104
TIC Solutions, Inc. (x)*	28,320	229,109
TrueBlue, Inc.*	4,481	31,233
Upwork, Inc.*	13,647	114,089
Willdan Group, Inc.*	572	45,245

		11,184,542

Trading Companies & Distributors (0.6%)
Alta Equipment Group, Inc.*	2,707	17,514
BlueLinx Holdings, Inc.*	1,145	70,853
Boise Cascade Co.	5,723	444,276
Custom Truck One Source, Inc.*	1,800	21,258
Distribution Solutions Group, Inc.*	203	5,552
DNOW, Inc.*	29,312	380,177
EVI Industries, Inc.	1,065	15,741
GATX Corp.	5,199	921,211
Herc Holdings, Inc.	581	83,281

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Hudson Technologies, Inc.*	5,839	$33,516
McGrath RentCorp	3,418	413,680
Rush Enterprises, Inc., Class A	100	7,298
Titan Machinery, Inc.*	3,168	66,908
Transcat, Inc.*	675	62,620
Willis Lease Finance Corp.	210	48,048

		2,591,933

Transportation Infrastructure (0.1%)
Braemar plc	125,200	395,247

Total Industrials		74,808,166

Information Technology (4.0%)
Communications Equipment (0.7%)
Aviat Networks, Inc.*	1,779	39,494
Clearfield, Inc.*	1,801	71,662
Digi International, Inc.*	790	59,210
Inseego Corp. (x)*	666	6,880
KVH Industries, Inc.*	1,911	18,938
NETGEAR, Inc.*	4,237	98,934
NetScout Systems, Inc.*	11,264	490,547
Ribbon Communications, Inc.*	15,289	35,776
Viasat, Inc.*	19,884	1,785,782
Vistance Networks, Inc.	34,883	445,805

		3,053,028

Electronic Equipment, Instruments & Components (1.0%)
908 Devices, Inc. (x)*	4,431	38,550
Benchmark Electronics, Inc.	3,070	302,917
Crane NXT Co.	7,865	402,373
CTS Corp.	1,212	79,010
ePlus, Inc.	4,183	348,151
Forward Industries, Inc.*	9,595	40,491
Insight Enterprises, Inc.*	4,514	549,805
Itron, Inc.*	6,995	605,277
Kimball Electronics, Inc.*	3,934	100,710
Knowles Corp.*	1,048	43,471
Methode Electronics, Inc.	5,668	107,522
Mirion Technologies, Inc., Class A*	5,084	91,156
PC Connection, Inc.	2,145	156,564
Powerfleet, Inc. (x)*	20,566	78,768
Richardson Electronics Ltd.	1,820	34,598
Rogers Corp.*	2,864	468,923
ScanSource, Inc.*	3,862	201,172
SmartRent, Inc., Class A*	26,533	31,574
Vishay Intertechnology, Inc.	19,316	1,038,815
Vishay Precision Group, Inc.*	867	129,972

		4,849,819

IT Services (0.2%)
BigBear.ai Holdings, Inc. (x)*	57,939	212,636
CSP, Inc.	11	87
DXC Technology Co.*	27,568	243,977
Everforth, Inc.*	6,455	115,351
Globant SA*	6,840	197,950
Grid Dynamics Holdings, Inc.*	10,483	59,543
Hackett Group, Inc. (The)	264	2,843
Information Services Group, Inc.	5,928	24,364
Rackspace Technology, Inc.*	10,882	71,059
Tucows, Inc., Class A*	908	12,231
Unisys Corp.*	10,482	38,364
Whitefiber, Inc. (x)*	1,789	69,503

		1,047,908

Semiconductors & Semiconductor Equipment (0.4%)
Alpha & Omega Semiconductor Ltd.*	3,909	185,013
Canadian Solar, Inc. (x)*	7,754	124,219
CEVA, Inc.*	471	22,212
Cohu, Inc.*	2,705	199,927
Diodes, Inc.*	1,398	152,997
GSI Technology, Inc.*	1,343	10,381
Kopin Corp.*	12,193	54,625
Photronics, Inc.*	5,932	192,968
QuickLogic Corp.*	972	19,411
Rigetti Computing, Inc. (x)*	3,100	59,892
Synaptics, Inc.*	5,608	696,682
Toyo Co. Ltd.*	851	5,914
Wolfspeed, Inc. (x)*	4,571	220,551

		1,944,792

Software (1.5%)
8x8, Inc.*	20,303	34,718
Adeia, Inc.	1,686	55,520
Alarm.com Holdings, Inc.*	6,762	315,921
Arteris, Inc.*	505	24,538
Bit Digital, Inc.*	51,729	93,112
Bitdeer Technologies Group, Class A (x)*	14,786	234,654
Blend Labs, Inc., Class A*	5,094	8,711
Box, Inc., Class A*	4,286	113,750
C3.ai, Inc., Class A (x)*	21,747	197,680
Cerence, Inc.*	4,651	52,649
Cleanspark, Inc.*	39,663	577,097
Consensus Cloud Solutions, Inc.*	1,002	38,226
Core Scientific, Inc.*	6,500	166,335
CS Disco, Inc.*	934	3,531
Daily Journal Corp. (x)*	147	88,375
Digital Turbine, Inc.*	15,570	200,853
Domo, Inc., Class B*	3,977	12,448
Five9, Inc.*	12,036	256,608
Freshworks, Inc., Class A*	22,119	223,844
Hut 8 Corp.*	7,673	885,810
I3 Verticals, Inc., Class A (x)*	3,506	74,888
Keel Infrastructure Corp.*	68,633	393,953
MARA Holdings, Inc. (x)*	60,789	844,359
Mitek Systems, Inc.*	607	12,219
N-able, Inc.*	10,672	39,166
nCino, Inc.*	1,168	19,097
NCR Voyix Corp. (x)*	23,660	193,302
OneSpan, Inc.	5,946	85,325
PagerDuty, Inc.*	6,679	64,452
PAR Technology Corp. (x)*	6,542	113,962
Porch Group, Inc. (x)*	13,714	206,259
Progress Software Corp.*	4,147	139,256
Rapid7, Inc.*	9,708	78,635
Rimini Street, Inc.*	6,759	28,793
Riot Platforms, Inc.*	18,960	519,125
Roadzen, Inc.*	7,104	10,372
Soluna Holdings, Inc. (x)*	17,029	22,989
Sprinklr, Inc., Class A*	15,193	78,396
Sprout Social, Inc., Class A*	2,762	20,853
SPS Commerce, Inc.*	2,382	136,179
Teradata Corp.*	4,453	154,296
Thryv Holdings, Inc.*	5,288	20,835
Veritone, Inc. (x)*	7,973	10,923
Via Transportation, Inc., Class A (x)*	6,399	116,078

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Xperi, Inc.*	7,800	$64,194
Yext, Inc.*	10,297	48,087

		7,080,373

Technology Hardware, Storage & Peripherals (0.2%)
Corsair Gaming, Inc.*	8,022	77,573
Eastman Kodak Co.*	10,635	98,374
Immersion Corp. (x)	4,764	32,252
Infleqtion, Inc. (x)*	8,782	116,976
Quantum Computing, Inc. (x)*	27,578	267,507
Turtle Beach Corp. (x)*	3,131	38,981
Xerox Holdings Corp. (x)	20,918	65,473

		697,136

Total Information Technology		18,673,056

Materials (3.4%)
Chemicals (1.1%)
AdvanSix, Inc.	4,208	83,655
Alto Ingredients, Inc.*	11,452	65,276
Ashland, Inc.	7,260	478,361
ASP Isotopes, Inc. (x)*	2,918	18,150
Aspen Aerogels, Inc.*	10,627	67,375
Avient Corp.	14,680	542,573
Balchem Corp.	248	41,900
Cabot Corp.	8,171	742,090
Core Molding Technologies, Inc.*	1,347	31,789
Ecovyst, Inc.*	4,560	56,772
Flotek Industries, Inc. (x)*	161	3,787
FMC Corp.	20,009	230,104
HB Fuller Co.	8,719	508,231
Huntsman Corp.	26,547	281,929
Innospec, Inc.	3,910	318,235
Intrepid Potash, Inc.*	1,822	59,725
Koppers Holdings, Inc.	2,839	127,471
Kronos Worldwide, Inc.	3,453	21,858
LSB Industries, Inc.*	9,401	101,625
Mativ Holdings, Inc.	9,062	68,599
Minerals Technologies, Inc.	4,889	361,639
Orion SA	8,178	54,220
Quaker Chemical Corp.	2,182	346,654
Rayonier Advanced Materials, Inc.*	9,658	75,912
Stepan Co.	3,433	191,287
Trinseo plc (r)	5,096	8
Tronox Holdings plc	18,945	119,354
Valhi, Inc.	375	5,501

		5,004,080

Construction Materials (0.0%)†
Titan America SA (x)	398	7,427

Containers & Packaging (0.2%)
Ardagh Metal Packaging SA	15,369	72,849
Greif, Inc., Class A	3,950	294,235
Greif, Inc., Class B (x)	701	65,572
Myers Industries, Inc.	5,040	177,963
O-I Glass, Inc.*	24,186	232,911
Ranpak Holdings Corp., Class A*	7,600	55,556
TriMas Corp.	4,271	192,323

		1,091,409

Metals & Mining (2.0%)
Alpha Metallurgical Resources, Inc.*	1,133	186,877
Caledonia Mining Corp. plc (x)	2,436	46,528
Commercial Metals Co.	14,816	929,704
Elemental Royalty Corp. (x)	5,291	92,381
Ferroglobe plc	19,849	63,120
Friedman Industries, Inc.	990	31,858
Ivanhoe Electric, Inc.*	2,327	22,362
McEwen, Inc. (x)*	4,042	73,281
Mesabi Trust	170,184	4,305,655
Metallus, Inc.*	5,792	108,252
NioCorp Developments Ltd.*	9,469	45,641
OR Royalties, Inc. (x)	33,000	1,043,790
Ryerson Holding Corp.	7,153	176,035
SSR Mining, Inc.*	31,892	901,906
SunCoke Energy, Inc.	13,576	109,287
Tredegar Corp.*	3,888	30,949
Triple Flag Precious Metals Corp.	38,000	1,138,860
Warrior Met Coal, Inc.	1,108	89,925
Worthington Steel, Inc.	5,265	176,799

		9,573,210

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	2,247	35,233
Magnera Corp.*	5,448	64,014
Sylvamo Corp.	5,358	202,532

		301,779

Total Materials		15,977,905

Real Estate (10.7%)
Diversified REITs (0.5%)
AH Realty Trust, Inc. (REIT)	12,068	85,442
Alpine Income Property Trust, Inc. (REIT)	2,365	49,097
American Assets Trust, Inc. (REIT)	7,883	194,631
Broadstone Net Lease, Inc. (REIT)	30,919	639,096
CTO Realty Growth, Inc. (REIT)	5,134	110,432
Essential Properties Realty Trust, Inc. (REIT)	34,526	1,030,601
Gladstone Commercial Corp. (REIT) (x)	5,711	70,245
Global Net Lease, Inc. (REIT)	30,593	273,502
Modiv Industrial, Inc. (REIT), Class C	1,500	26,100
NexPoint Diversified Real Estate Trust (REIT)	5,807	30,138

		2,509,284

Health Care REITs (0.9%)
CareTrust REIT, Inc. (REIT)	35,580	1,435,653
Chiron Real Estate, Inc. (REIT) (x)	2,097	78,679
Community Healthcare Trust, Inc. (REIT)	4,477	81,840
Diversified Healthcare Trust (REIT)	35,159	326,979
LTC Properties, Inc. (REIT)	7,885	303,178
National Health Investors, Inc. (REIT)	7,646	583,084
National Healthcare Properties, Inc. (REIT), Class A*	7,031	103,004
Sabra Health Care REIT, Inc. (REIT)	40,227	784,829
Sila Realty Trust, Inc. (REIT)	8,075	245,157
Universal Health Realty Income Trust (REIT)	326	14,298

		3,956,701

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Hotel & Resort REITs (0.5%)
Apple Hospitality REIT, Inc. (REIT)	35,013	$588,569
Braemar Hotels & Resorts, Inc. (REIT)	8,478	18,313
Chatham Lodging Trust (REIT)	7,152	94,621
DiamondRock Hospitality Co. (REIT)	12,678	154,418
Park Hotels & Resorts, Inc. (REIT) (x)	29,648	422,484
Pebblebrook Hotel Trust (REIT)	16,320	316,771
RLJ Lodging Trust (REIT)	19,832	235,009
Service Properties Trust (REIT) (x)	91,948	155,392
Summit Hotel Properties, Inc. (REIT) (x)	16,238	113,828
Sunstone Hotel Investors, Inc. (REIT)	11,856	135,751
Xenia Hotels & Resorts, Inc. (REIT)	12,621	256,964

		2,492,120

Industrial REITs (0.4%)
Industrial Logistics Properties Trust (REIT)	9,200	81,604
Innovative Industrial Properties, Inc. (REIT)	4,553	282,195
LXP Industrial Trust (REIT)	9,402	506,580
One Liberty Properties, Inc. (REIT)	2,655	64,835
Terreno Realty Corp. (REIT)	16,766	1,085,934

		2,021,148

Office REITs (0.7%)
Brandywine Realty Trust (REIT)	25,961	82,296
COPT Defense Properties (REIT)	18,376	668,703
Douglas Emmett, Inc. (REIT) (x)	23,761	280,380
Easterly Government Properties, Inc. (REIT), Class A	7,150	178,249
Empire State Realty Trust, Inc. (REIT), Class A	22,700	122,807
Highwoods Properties, Inc. (REIT)	17,480	527,197
Hudson Pacific Properties, Inc. (REIT)*	8,481	128,826
JBG SMITH Properties (REIT) (x)	9,441	138,499
NET Lease Office Properties (REIT) (x)	2,263	25,187
Orion Properties, Inc. (REIT)	8,150	23,554
Piedmont Realty Trust, Inc. (REIT)*	19,745	180,667
Postal Realty Trust, Inc. (REIT), Class A (x)	4,190	103,242
SL Green Realty Corp. (REIT) (x)	11,399	590,126

		3,049,733

Real Estate Management & Development (5.9%)
American Realty Investors, Inc. (x)*	237	5,278
Compass, Inc., Class A*	16,809	207,255
Comstock Holding Cos., Inc., Class A*	474	7,579
Cushman & Wakefield Ltd.*	35,773	479,000
Douglas Elliman, Inc.*	12,369	21,893
DREAM Unlimited Corp., Class A	194,600	2,699,102
Forestar Group, Inc.*	3,030	95,899
FRP Holdings, Inc.*	1,642	41,034
Landbridge Co. LLC, Class A	240,000	19,017,600
Marcus & Millichap, Inc.	3,817	118,976
Newmark Group, Inc., Class A	23,488	354,904
Opendoor Technologies, Inc. (x)*	25,196	116,406
RE/MAX Holdings, Inc., Class A*	2,584	25,478
RMR Group, Inc. (The), Class A (x)	2,604	53,460
Seaport Entertainment Group, Inc. (x)*	1,183	31,468
St Joe Co. (The)	34,000	2,129,420
Tejon Ranch Co. (x)*	128,191	2,397,172
Transcontinental Realty Investors, Inc.*	170	7,818

		27,809,742

Residential REITs (0.3%)
BRT Apartments Corp. (REIT)	1,862	28,619
Centerspace (REIT)	2,713	152,443
Equity LifeStyle Properties, Inc. (REIT)	7,000	451,150
Independence Realty Trust, Inc. (REIT)	38,248	638,359
NexPoint Residential Trust, Inc. (REIT)	3,734	104,253
UMH Properties, Inc. (REIT)	11,626	176,018

		1,550,842

Retail REITs (1.2%)
Acadia Realty Trust (REIT)	21,547	450,548
Curbline Properties Corp. (REIT)	15,411	468,494
FrontView REIT, Inc. (REIT)	3,004	60,771
Getty Realty Corp. (REIT)	9,205	307,079
InvenTrust Properties Corp. (REIT)	11,347	401,684
Kite Realty Group Trust (REIT)	32,723	928,679
Macerich Co. (The) (REIT)	42,777	1,077,553
NETSTREIT Corp. (REIT) (x)	11,462	242,192
Phillips Edison & Co., Inc. (REIT)	20,251	842,847
Saul Centers, Inc. (REIT) (x)	65	2,430
SITE Centers Corp. (REIT)	7,850	31,164
Tanger, Inc. (REIT)	1,398	55,179
Urban Edge Properties (REIT)	20,435	467,553
Whitestone REIT (REIT)	7,341	139,185

		5,475,358

Specialized REITs (0.3%)
Farmland Partners, Inc. (REIT) (x)	6,509	63,007
Fermi, Inc. (REIT)*	54,000	494,640
Four Corners Property Trust, Inc. (REIT)	17,746	435,665
Gladstone Land Corp. (REIT) (x)	6,541	55,795
Safehold, Inc. (REIT)	8,949	140,499
Smartstop Self Storage REIT, Inc. (REIT) (x)	8,564	278,330

		1,467,936

Total Real Estate		50,332,864

Utilities (5.4%)
Electric Utilities (3.4%)
Genie Energy Ltd., Class B	3,342	48,292
Hawaiian Electric Industries, Inc.*	954,987	12,920,974
MGE Energy, Inc.	5,789	472,035
Otter Tail Corp.	6,122	550,858
Portland General Electric Co.	18,575	962,742
TXNM Energy, Inc.	16,305	925,798

		15,880,699

Gas Utilities (1.1%)
Brookfield Infrastructure Corp., Class A	19,794	762,069
Chesapeake Utilities Corp.	3,740	458,075
New Jersey Resources Corp.	16,154	905,270
Northwest Natural Holding Co.	6,741	330,713
ONE Gas, Inc.	10,111	779,255
RGC Resources, Inc. (x)	1,254	29,971

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Rubis SCA	6,800	$238,597
Southwest Gas Holdings, Inc.	11,640	1,032,235
Spire, Inc.	9,358	730,766

		5,266,951

Independent Power and Renewable Electricity Producers (0.2%)
Montauk Renewables, Inc. (x)*	8,648	13,491
Ormat Technologies, Inc.	9,020	982,278

		995,769

Multi-Utilities (0.5%)
Avista Corp.	13,244	541,812
Black Hills Corp.	12,220	909,168
Northwestern Energy Group, Inc.	9,877	707,391
Unitil Corp.	2,712	142,895

		2,301,266

Water Utilities (0.2%)
American States Water Co.	1,835	151,626
California Water Service Group	9,449	459,694
Consolidated Water Co. Ltd.	397	11,711
Global Water Resources, Inc.	1,079	7,812
H2O America (x)	5,513	335,025
Middlesex Water Co.	2,830	158,933
Pure Cycle Corp.*	2,954	31,637
York Water Co. (The)	2,321	71,139

		1,227,577

Total Utilities		25,672,262

Total Common Stocks (97.7%) (Cost $300,390,678)		460,846,166

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	237	—
Chinook Therapeutics, Inc., CVR *	6,337	1,268
Icosavax, Inc., CVR *	3,924	1,177
Sanofi Aatd, Inc., CVR (r)*	1,653	803

		3,248

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27 (r)(x)*	1,612	—

Total Rights (0.0%)† (Cost $1,715)		3,248

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.7%)
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	2,700,000	$2,700,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	6,685,664	6,685,664
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	7,888,929	7,888,929
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	300,000	300,000

Total Investment Companies		17,574,593

Total Short-Term Investments (3.7%) (Cost $17,578,348)		17,574,593

Total Investments in Securities (101.4%) (Cost $317,970,741)		478,424,007
Other Assets Less Liabilities (-1.4%)		(6,756,727)

Net Assets (100%)		$471,667,280

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the market value or fair value, as applicable, of these securities amounted to $91,500 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $22,677,819. This was collateralized by $13,747,056 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/9/26 – 5/15/56 and by cash of $9,685,664 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
Associated Capital Group, Inc., Class A	46,500	1,757,700	—	—	—	(88,350)	1,669,350	9,300	—

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	12	9/2026	USD	1,827,360	29,782

					29,782

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$14,537,595	$490,737	$—		$15,028,332
Consumer Discretionary	46,338,703	—	—		46,338,703
Consumer Staples	13,415,488	100,685	—		13,516,173
Energy	85,004,037	—	—		85,004,037
Financials	88,375,639	—	—	(a)	88,375,639
Health Care	27,119,029	—	—	(a)	27,119,029
Industrials	63,757,032	11,051,134	—		74,808,166
Information Technology	18,673,056	—	—		18,673,056
Materials	15,977,897	—	8		15,977,905
Real Estate	50,332,864	—	—		50,332,864
Utilities	25,433,665	238,597	—		25,672,262
Futures	29,782	—	—		29,782
Rights
Health Care	—	2,445	803		3,248
Short-Term Investments
Investment Companies	17,574,593	—	—		17,574,593

Total Assets	$466,569,380	$11,883,598	$811		$478,453,789

Total Liabilities	$—	$—	$—		$—

Total	$466,569,380	$11,883,598	$811		$478,453,789

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$29,782	*

Total		$29,782

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$189,975	$189,975

Total	$189,975	$189,975

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$65,313	$65,313

Total	$65,313	$65,313

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$1,450,000

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$102,424,351
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$105,228,512

During the period ended June 30, 2026, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 19%)*	Net Proceeds of Sales and Redemptions (affiliated 51%)*	Net Realized Gain (Loss)
$ 19,496,185	$53,783,587	$29,305,049

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$184,874,812
Aggregate gross unrealized depreciation	(28,125,367)

Net unrealized appreciation	$156,749,445

Federal income tax cost of investments in securities and derivative instruments, if applicable	$321,704,344

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $1,380,268)	$1,669,350
Unaffiliated Issuers (Cost $316,590,473)	476,754,657
Cash	2,115,395
Cash held as collateral at broker for futures	67,800
Receivable for securities sold	1,082,503
Due from Custodian	589,901
Dividends, interest and other receivables	388,983
Receivable for Portfolio shares sold	17,910
Securities lending income receivable	9,849
Due from broker for futures variation margin	4,522
Other assets	4,709

Total assets	482,705,579

LIABILITIES
Payable for return of collateral on securities loaned	9,685,664
Payable for securities purchased	616,279
Investment management fees payable	270,461
Payable for Portfolio shares repurchased	269,120
Distribution fees payable - Class IB	61,855
Administrative fees payable	46,776
Accrued expenses	88,144

Total liabilities	11,038,299

Commitments and contingent liabilities^
NET ASSETS	$471,667,280

Net assets were comprised of:
Paid in capital	$260,267,589
Total distributable earnings (loss)	211,399,691

Net assets	$471,667,280

Class IB
Net asset value, offering and redemption price per share, $311,603,093 / 23,047,397 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.52

Class K
Net asset value, offering and redemption price per share, $160,064,187 / 11,832,327 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.53

(x)	Includes value of securities on loan of $22,677,819.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends ($9,300 of dividend income received from affiliates) (net of $23,394 foreign withholding tax)	$3,842,219
Interest	65,271
Securities lending (net)	71,485

Total income	3,978,975

EXPENSES
Investment management fees	1,769,097
Distribution fees – Class IB	362,406
Administrative fees	275,300
Custodian fees	58,800
Professional fees	38,258
Printing and mailing expenses	17,447
Trustees’ fees	6,751
Miscellaneous	4,730

Gross expenses	2,532,789
Less: Waiver from investment manager	(177,820)

Net expenses	2,354,969

NET INVESTMENT INCOME (LOSS)	1,624,006

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	51,496,887
Futures contracts	189,975
Foreign currency transactions	(421)

Net realized gain (loss)	51,686,441

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(88,350) of change in unrealized appreciation (depreciation) from affiliates)	31,079,769
Futures contracts	65,313
Foreign currency translations	(153)

Net change in unrealized appreciation (depreciation)	31,144,929

NET REALIZED AND UNREALIZED GAIN (LOSS)	82,831,370

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$84,455,376

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,624,006	$3,793,443
Net realized gain (loss)	51,686,441	25,979,645
Net change in unrealized appreciation (depreciation)	31,144,929	(5,922,158)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	84,455,376	23,850,930

Distributions to shareholders:
Class IB	—	(30,294,976)
Class K	—	(16,817,734)

Total distributions to shareholders	—	(47,112,710)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,247,929 and 1,786,012 shares, respectively ]	15,743,425	21,221,679
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,588,006 shares, respectively ]	—	30,294,976
Capital shares repurchased [ (1,494,913) and (2,925,759) shares, respectively ]	(18,879,380)	(34,768,736)

Total Class IB transactions	(3,135,955)	16,747,919

Class K
Capital shares sold [ 4,193 and 4,572 shares, respectively ]	53,072	53,755
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,437,653 shares, respectively ]	—	16,817,734
Capital shares repurchased [ (739,047) and (2,220,418) shares, respectively ]	(9,324,991)	(26,322,295)

Total Class K transactions	(9,271,919)	(9,450,806)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,407,874)	7,297,113

TOTAL INCREASE (DECREASE) IN NET ASSETS	72,047,502	(15,964,667)
NET ASSETS:
Beginning of period	399,619,778	415,584,445

End of period	$471,667,280	$399,619,778

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024		2023	2022		2021
Net asset value, beginning of period	$11.15		$11.81	$10.56		$11.08	$12.11		$10.32

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.10	0.13	(2)	0.09	0.09	(1)	0.03
Net realized and unrealized gain (loss)	2.33		0.65	2.10		0.47	(0.05)		3.87

Total from investment operations	2.37		0.75	2.23		0.56	0.04		3.90

Less distributions:
Dividends from net investment income	—		(0.14)	(0.17)		(0.12)	(0.05)		(0.15)
Distributions from net realized gains	—		(1.27)	(0.81)		(0.96)	(1.02)		(1.96)

Total dividends and distributions	—		(1.41)	(0.98)		(1.08)	(1.07)		(2.11)

Net asset value, end of period	$13.52		$11.15	$11.81		$10.56	$11.08		$12.11

Total return (b)(y)	21.26%		6.11%	20.75%		5.79%	0.07%		38.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$311,603		$259,640	$258,054		$225,045	$225,840		$235,844
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%		1.15%	1.15%		1.15%	1.15%		1.15%
Before waivers (a)(f)	1.23%		1.26%	1.24%		1.29%	1.23%		1.21%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	0.65%		0.84%	1.15	%(bb)	0.87%	0.80	%(aa)	0.23%
Before waivers (a)(g)	0.57%		0.74%	1.06	%(bb)	0.72%	0.72	%(aa)	0.16%
Portfolio turnover rate^	24	%(z)	20%	23%		15%	20%		22%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024		2023	2022		2021
Net asset value, beginning of period	$11.14		$11.80	$10.55		$11.07	$12.10		$10.30

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.13	0.16	(2)	0.12	0.12	(1)	0.06
Net realized and unrealized gain (loss)	2.33		0.65	2.10		0.47	(0.05)		3.88

Total from investment operations	2.39		0.78	2.26		0.59	0.07		3.94

Less distributions:
Dividends from net investment income	—		(0.17)	(0.20)		(0.15)	(0.08)		(0.18)
Distributions from net realized gains	—		(1.27)	(0.81)		(0.96)	(1.02)		(1.96)

Total dividends and distributions	—		(1.44)	(1.01)		(1.11)	(1.10)		(2.14)

Net asset value, end of period	$13.53		$11.14	$11.80		$10.55	$11.07		$12.10

Total return (b)(y)	21.45%		6.37%	21.03%		6.04%	0.31%		39.02%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$160,064		$139,980	$157,530		$153,723	$162,923		$196,357
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%		0.90%	0.90%		0.90%	0.90%		0.90%
Before waivers (a)(f)	0.98%		1.00%	0.99%		1.04%	0.98%		0.96%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	0.89%		1.10%	1.39	%(bb)	1.11%	1.03	%(aa)	0.45%
Before waivers (a)(g)	0.81%		1.00%	1.30	%(bb)	0.97%	0.96	%(aa)	0.38%
Portfolio turnover rate^	24	%(z)	20%	23%		15%	20%		22%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.08 and $0.11 for Class IB and Class K, respectively
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.11 and $0.14 for Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.21% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.18% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.3%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	29,767	$616,177
Deutsche Telekom AG (Registered)	19,166	522,353
Koninklijke KPN NV	187,684	931,077
Singapore Telecommunications Ltd.	263,000	901,216
Swisscom AG (Registered)	532	410,569
Telstra Group Ltd.	184,009	647,135
Verizon Communications, Inc.	31,613	1,338,494

		5,367,021

Interactive Media & Services (4.3%)
Alphabet, Inc., Class A	37,507	13,403,877
Meta Platforms, Inc., Class A	3,958	2,229,502

		15,633,379

Media (0.1%)
Fox Corp., Class A	6,712	350,098

Wireless Telecommunication Services (0.5%)
KDDI Corp.	23,200	391,359
SoftBank Corp.	335,500	429,413
T-Mobile US, Inc.	6,033	1,011,915

		1,832,687

Total Communication Services		23,183,185

Consumer Discretionary (8.1%)
Automobiles (1.0%)
General Motors Co.	13,607	1,048,828
Tesla, Inc.*	6,324	2,659,874

		3,708,702

Broadline Retail (2.7%)
Amazon.com, Inc.*	27,581	6,573,656
Dollarama, Inc.	14,022	1,854,967
eBay, Inc.	4,681	523,102
Wesfarmers Ltd.	14,529	911,856

		9,863,581

Hotels, Restaurants & Leisure (1.7%)
Airbnb, Inc., Class A*	3,020	432,162
Booking Holdings, Inc.	7,775	1,385,816
Compass Group plc	13,787	445,450
Darden Restaurants, Inc.	3,397	699,816
Hilton Worldwide Holdings, Inc.	1,252	413,736
Lottery Corp. Ltd. (The)	175,394	699,698
Marriott International, Inc., Class A	1,214	449,896
Restaurant Brands International, Inc.	6,100	442,451
Yum! Brands, Inc.	7,917	1,265,612

		6,234,637

Household Durables (0.4%)
Garmin Ltd.	1,865	443,012
Sony Group Corp.	39,300	788,069

		1,231,081

Specialty Retail (2.3%)
AutoZone, Inc.*	143	457,019
Fast Retailing Co. Ltd.	1,400	715,998
Home Depot, Inc. (The)	4,699	1,657,243
O’Reilly Automotive, Inc.*	13,125	1,208,681
Ross Stores, Inc.	2,774	590,446
TJX Cos., Inc. (The)	21,822	3,306,033
Williams-Sonoma, Inc.	1,925	448,718

		8,384,138

Total Consumer Discretionary		29,422,139

Consumer Staples (9.0%)
Beverages (2.4%)
Anheuser-Busch InBev SA/NV	7,741	638,221
Coca-Cola Co. (The)	42,234	3,432,357
Keurig Dr. Pepper, Inc.	28,287	925,833
Kirin Holdings Co. Ltd.	25,300	433,519
Monster Beverage Corp.*	8,200	788,184
PepsiCo, Inc.	19,270	2,609,158

		8,827,272

Consumer Staples Distribution & Retail (3.3%)
Alimentation Couche-Tard, Inc.	16,234	1,034,764
Casey’s General Stores, Inc.	588	467,337
Coles Group Ltd.	35,880	605,735
Costco Wholesale Corp.	4,412	4,127,294
Empire Co. Ltd., Class A	17,221	603,114
George Weston Ltd.	10,500	753,675
Koninklijke Ahold Delhaize NV	12,001	482,984
Loblaw Cos. Ltd.	18,800	852,876
Sysco Corp.	5,721	478,161
Tesco plc	105,597	644,779
Walmart, Inc.	10,801	1,223,321
Woolworths Group Ltd.	24,133	668,615

		11,942,655

Food Products (0.9%)
Danone SA	9,011	739,021
Hershey Co. (The)	2,915	511,437
Mondelez International, Inc., Class A	7,265	420,208
Nestle SA (Registered)	9,940	1,020,779
Orkla ASA	62,988	663,522

		3,354,967

Household Products (1.6%)
Church & Dwight Co., Inc.	8,122	786,859
Colgate-Palmolive Co.	30,113	2,760,760
Henkel AG & Co. KGaA (Preference) (q)	11,807	992,240
Kimberly-Clark Corp.	10,800	1,185,516

		5,725,375

Personal Care Products (0.8%)
Kao Corp. (x)	45,000	892,085
L’Oreal SA	2,805	1,230,635
Unilever plc (Euronext Amsterdam Stock Exchange)	7,541	453,720
Unilever plc (London Stock Exchange)	9,161	549,870

		3,126,310

Total Consumer Staples		32,976,579

Energy (1.7%)
Energy Equipment & Services (0.5%)
Baker Hughes Co.	16,820	933,510
Halliburton Co.	10,624	360,685
TechnipFMC plc	6,702	444,342

		1,738,537

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Oil, Gas & Consumable Fuels (1.2%)
Cheniere Energy, Inc.	4,225	$1,009,817
Chevron Corp.	2,515	416,886
Eni SpA	25,999	608,133
Equinor ASA (ADR)	13,489	423,555
Kinder Morgan, Inc.	11,818	377,822
TC Energy Corp. (x)	8,895	589,049
Williams Cos., Inc. (The)	11,477	853,200

		4,278,462

Total Energy		6,016,999

Financials (19.7%)
Banks (5.1%)
Bank of Nova Scotia (The)	12,665	1,100,803
CaixaBank SA	42,103	597,595
Canadian Imperial Bank of Commerce (x)	16,753	1,929,208
DBS Group Holdings Ltd.	17,660	892,304
DNB Bank ASA	29,838	887,526
Intesa Sanpaolo SpA	103,449	708,625
JPMorgan Chase & Co.	4,832	1,581,659
National Bank of Canada	8,646	1,365,010
Nordea Bank Abp (Helsinki Stock Exchange)	8,931	169,619
Nordea Bank Abp (Stockholm Stock Exchange)	33,032	625,844
Oversea-Chinese Banking Corp. Ltd.	76,900	1,479,308
PNC Financial Services Group, Inc. (The)	2,876	708,129
Resona Holdings, Inc.	35,000	456,501
Royal Bank of Canada	8,709	1,803,391
Svenska Handelsbanken AB, Class A	34,845	512,731
Toronto-Dominion Bank (The)	26,361	3,205,141
UniCredit SpA	6,410	573,485

		18,596,879

Capital Markets (3.0%)
Ameriprise Financial, Inc.	1,000	458,760
Bank of New York Mellon Corp. (The)	12,800	1,851,008
Cboe Global Markets, Inc.	2,671	648,171
CME Group, Inc.	9,607	2,121,514
Deutsche Boerse AG	2,306	629,232
Intercontinental Exchange, Inc.	8,583	1,056,653
Moody’s Corp.	1,000	452,920
MSCI, Inc.	751	420,590
Nasdaq, Inc.	7,480	589,574
S&P Global, Inc.	2,950	1,201,417
Singapore Exchange Ltd.	33,900	634,167
State Street Corp.	3,067	520,163
TMX Group Ltd.	15,500	507,432

		11,091,601

Consumer Finance (0.3%)
American Express Co.	3,498	1,183,198

Financial Services (2.7%)
Berkshire Hathaway, Inc., Class B*	3,817	1,909,989
Mastercard, Inc., Class A	6,425	3,299,880
Visa, Inc., Class A	12,945	4,441,300

		9,651,169

Insurance (8.6%)
Aflac, Inc.	8,079	947,263
AIA Group Ltd.	35,400	324,687
Allianz SE (Registered)	2,869	1,357,734
Allstate Corp. (The)	5,678	1,351,023
American International Group, Inc.	6,371	474,831
Aon plc, Class A	2,792	926,078
Arch Capital Group Ltd.*	4,205	408,137
Chubb Ltd.	8,857	3,017,934
Fairfax Financial Holdings Ltd.	424	697,396
Gjensidige Forsikring ASA	24,351	659,293
Great-West Lifeco, Inc.	17,443	1,111,457
Hannover Rueck SE	2,335	646,798
Hartford Insurance Group, Inc. (The)	11,900	1,576,988
Intact Financial Corp.	5,700	1,176,412
Loews Corp.	12,300	1,392,483
Manulife Financial Corp.	18,007	730,310
Marsh & McLennan Cos., Inc.	10,571	1,761,869
Medibank Pvt. Ltd.	185,639	638,558
MS&AD Insurance Group Holdings, Inc.	15,300	399,592
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,140	636,394
Power Corp. of Canada (x)	7,989	498,070
Progressive Corp. (The)	8,778	1,917,554
QBE Insurance Group Ltd.	27,525	480,406
Sampo OYJ, Class A	101,955	1,071,631
Sun Life Financial, Inc.	15,114	1,186,634
Suncorp Group Ltd.	30,910	412,492
Swiss Re AG	2,383	379,140
Travelers Cos., Inc. (The)	7,189	2,373,233
Tryg A/S	19,749	449,674
Willis Towers Watson plc	1,709	446,681
Zurich Insurance Group AG	2,783	2,055,383

		31,506,135

Total Financials		72,028,982

Health Care (7.7%)
Biotechnology (0.8%)
Amgen, Inc.	4,251	1,539,372
Gilead Sciences, Inc.	9,960	1,258,346

		2,797,718

Health Care Equipment & Supplies (1.6%)
Becton Dickinson & Co.	4,965	751,354
Edwards Lifesciences Corp.*	5,000	452,300
Hoya Corp.	3,200	516,059
Intuitive Surgical, Inc.*	2,662	1,058,624
Medtronic plc	17,130	1,340,080
ResMed, Inc.	1,843	359,164
STERIS plc	1,820	383,237
Stryker Corp.	3,250	1,023,230

		5,884,048

Health Care Providers & Services (1.1%)
Cardinal Health, Inc.	2,757	654,953
Cencora, Inc.	4,777	1,351,796
HCA Healthcare, Inc.	1,582	616,806
McKesson Corp.	1,897	1,433,373

		4,056,928

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	3,554	$472,078
Danaher Corp.	2,166	412,580
Mettler-Toledo International, Inc.*	600	766,506
Thermo Fisher Scientific, Inc.	940	471,278

		2,122,442

Pharmaceuticals (3.6%)
Bristol-Myers Squibb Co.	31,455	1,812,437
Chugai Pharmaceutical Co. Ltd.	9,300	430,583
Eli Lilly & Co.	1,501	1,800,344
Johnson & Johnson	14,232	3,614,501
Novartis AG (Registered)	13,761	2,154,798
Pfizer, Inc.	17,325	417,186
Roche Holding AG	2,660	1,094,916
Sanofi SA	7,938	678,322
Takeda Pharmaceutical Co. Ltd.	14,000	441,999
Zoetis, Inc.	10,600	761,716

		13,206,802

Total Health Care		28,067,938

Industrials (15.0%)
Aerospace & Defense (2.4%)
Curtiss-Wright Corp.	633	479,662
GE Aerospace	7,507	2,805,591
HEICO Corp.	1,410	502,228
Honeywell Aerospace, Inc.*	4,685	1,035,649
Howmet Aerospace, Inc.	6,544	1,759,420
MTU Aero Engines AG	1,177	489,534
Rolls-Royce Holdings plc	23,468	450,589
Safran SA	1,416	559,833
Thales SA	1,840	472,742

		8,555,248

Air Freight & Logistics (0.5%)
Expeditors International of Washington, Inc.	9,000	1,466,820
FedEx Corp.	1,577	493,806

		1,960,626

Building Products (1.4%)
Allegion plc	6,567	922,598
Geberit AG (Registered)	974	649,955
Johnson Controls International plc	11,173	1,632,487
Trane Technologies plc	4,177	2,051,575

		5,256,615

Commercial Services & Supplies (1.2%)
Brambles Ltd.	35,114	474,072
Cintas Corp.	8,813	1,498,915
Republic Services, Inc.	2,974	633,700
Rollins, Inc.	7,287	304,159
Secom Co. Ltd.	35,000	1,390,849

		4,301,695

Construction & Engineering (0.8%)
ACS Actividades de Construccion y Servicios SA	5,006	739,221
EMCOR Group, Inc.	717	595,024
HOCHTIEF AG	744	431,100
Stantec, Inc.	6,294	434,112
WSP Global, Inc. (x)	5,245	650,332

		2,849,789

Electrical Equipment (0.4%)
AMETEK, Inc.	1,854	448,557
Mitsubishi Electric Corp.	16,400	601,407
Rockwell Automation, Inc.	1,118	553,499

		1,603,463

Ground Transportation (1.0%)
Central Japan Railway Co.	34,300	736,122
CSX Corp.	9,572	454,957
Uber Technologies, Inc.*	6,097	439,960
Union Pacific Corp.	7,401	2,013,072

		3,644,111

Industrial Conglomerates (0.5%)
Hitachi Ltd.	14,700	408,506
Honeywell International, Inc.	4,685	1,048,860
Siemens AG (Registered)	1,377	442,472

		1,899,838

Machinery (3.9%)
Atlas Copco AB, Class A	27,051	549,103
Caterpillar, Inc.	1,715	1,826,304
Cummins, Inc.	1,907	1,360,091
Deere & Co.	741	470,039
FANUC Corp.	9,300	425,243
GEA Group AG	15,488	1,062,426
Illinois Tool Works, Inc.	9,783	2,646,008
Kone OYJ, Class B	8,843	503,242
PACCAR, Inc.	3,672	441,081
Parker-Hannifin Corp.	2,074	2,028,621
Pentair plc	10,178	780,246
Sandvik AB	10,296	425,013
Snap-on, Inc.	2,790	1,122,696
Volvo AB, Class B	9,642	327,800
Xylem, Inc.	3,515	415,508

		14,383,421

Professional Services (1.7%)
Automatic Data Processing, Inc.	9,668	2,165,149
Broadridge Financial Solutions, Inc.	5,416	741,721
Leidos Holdings, Inc.	3,500	360,395
Paychex, Inc.	8,500	835,805
Thomson Reuters Corp.	5,464	446,289
Verisk Analytics, Inc.	5,600	1,005,368
Wolters Kluwer NV	7,972	515,239

		6,069,966

Trading Companies & Distributors (1.1%)
Fastenal Co.	32,473	1,559,678
ITOCHU Corp.	48,500	557,682
Toromont Industries Ltd.	4,113	676,351
W.W. Grainger, Inc.	900	1,224,360

		4,018,071

Transportation Infrastructure (0.1%)
Transurban Group	40,190	401,191

Total Industrials		54,944,034

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (24.3%)
Communications Equipment (1.5%)
Arista Networks, Inc.*	6,732	$1,143,632
Ciena Corp.*	1,902	933,045
Cisco Systems, Inc.	13,993	1,643,618
Motorola Solutions, Inc.	4,793	1,990,485

		5,710,780

Electronic Equipment, Instruments & Components (0.6%)
CDW Corp.	4,900	689,136
Keyence Corp.	900	453,444
Murata Manufacturing Co. Ltd.	6,000	432,429
TE Connectivity plc	2,618	527,815

		2,102,824

IT Services (0.7%)
Accenture plc, Class A	8,518	1,059,980
Cognizant Technology Solutions Corp., Class A	6,253	242,179
Fujitsu Ltd.	22,100	441,033
VeriSign, Inc.	3,000	754,680

		2,497,872

Semiconductors & Semiconductor Equipment (10.4%)
Advanced Micro Devices, Inc.*	2,936	1,705,552
Advantest Corp.	2,300	467,534
Analog Devices, Inc.	2,996	1,189,921
Applied Materials, Inc.	3,683	2,662,809
ASML Holding NV (Registered) (ADR)	434	863,417
Broadcom, Inc.	14,757	5,574,457
KLA Corp.	9,827	2,964,904
Lam Research Corp.	6,403	2,774,612
Micron Technology, Inc.	2,568	2,964,217
NVIDIA Corp.	82,056	16,418,585
NXP Semiconductors NV	1,394	391,756

		37,977,764

Software (4.9%)
AppLovin Corp., Class A*	1,936	997,485
Autodesk, Inc.*	2,355	457,859
Fortinet, Inc.*	6,140	943,227
Intuit, Inc.	2,634	687,474
Microsoft Corp.	28,347	10,573,998
Palantir Technologies, Inc., Class A*	10,391	1,212,318
Roper Technologies, Inc.	2,300	778,297
Salesforce, Inc.	7,109	1,113,696
SAP SE	2,970	454,834
ServiceNow, Inc.*	7,820	776,369

		17,995,557

Technology Hardware, Storage & Peripherals (6.2%)
Apple, Inc.	54,039	15,636,725
Canon, Inc. (x)	18,000	459,972
Dell Technologies, Inc., Class C	2,654	1,145,095
NetApp, Inc.	3,766	582,826
Seagate Technology Holdings plc	2,363	2,280,295
Western Digital Corp.	3,835	2,449,491

		22,554,404

Total Information Technology		88,839,201

Materials (2.6%)
Chemicals (2.3%)
Air Liquide SA	3,153	624,401
Corteva, Inc.	8,766	742,393
Ecolab, Inc.	7,590	2,114,650
Linde plc	5,929	3,076,795
Nitto Denko Corp.	33,000	650,065
Sherwin-Williams Co. (The)	3,725	1,282,592

		8,490,896

Metals & Mining (0.3%)
Franco-Nevada Corp.	4,458	930,200

Total Materials		9,421,096

Real Estate (1.1%)
Industrial REITs (0.1%)
Prologis, Inc. (REIT)	3,108	421,041

Real Estate Management & Development (0.5%)
Daito Trust Construction Co. Ltd.	20,500	391,012
Daiwa House Industry Co. Ltd.	10,800	292,375
Mitsubishi Estate Co. Ltd.	13,200	335,966
Mitsui Fudosan Co. Ltd.	74,700	688,205

		1,707,558

Residential REITs (0.4%)
Equity Residential (REIT)	9,300	631,749
Essex Property Trust, Inc. (REIT)	1,700	495,703
Mid-America Apartment Communities, Inc. (REIT)	3,300	458,502

		1,585,954

Retail REITs (0.1%)
Realty Income Corp. (REIT)	6,367	394,499

Total Real Estate		4,109,052

Utilities (3.7%)
Electric Utilities (1.7%)
Enel SpA	102,593	1,178,746
Eversource Energy	9,298	671,967
Exelon Corp.	26,699	1,244,707
Hydro One Ltd. (m)	17,164	707,981
Iberdrola SA	70,995	1,771,915
Redeia Corp. SA (x)	31,834	541,690

		6,117,006

Gas Utilities (0.5%)
Atmos Energy Corp.	8,604	1,482,211
Osaka Gas Co. Ltd.	15,800	531,477

		2,013,688

Multi-Utilities (1.5%)
Consolidated Edison, Inc.	14,800	1,637,324
E.ON SE	55,801	1,151,292
National Grid plc	71,216	1,179,110
Public Service Enterprise Group, Inc.	8,400	681,744
Sempra	8,259	765,692

		5,415,162

Total Utilities		13,545,856

Total Common Stocks (99.2%) (Cost $251,602,415)		362,555,061

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Industrials (0.0%)†
Construction & Engineering (0.0%)†
ACS Actividades de Construccion y Servicios SA* (Cost $10,695)	5,006	$10,507

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40 (r)* (Cost $—)	200	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.8%)
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	500,000	500,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	867,988	867,988
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	1,500,855	1,500,855
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	63,275	63,275

Total Investment Companies		2,932,118

Total Short-Term Investments (0.8%) (Cost $2,932,118)		2,932,118

Total Investments in Securities (100.0%) (Cost $254,545,228)		365,497,686
Other Assets Less Liabilities (0.0%)†		(126,184)

Net Assets (100%)		$365,371,502

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the market value or fair value, as applicable, of these securities amounted to $707,981 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $3,577,293. This was collateralized by $2,394,401 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.250%, maturing 7/31/26 – 11/15/55 and by cash of $1,431,263 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$18,950,063	$4,233,122	$—		$23,183,185
Consumer Discretionary	25,861,068	3,561,071	—		29,422,139
Consumer Staples	22,960,854	10,015,725	—		32,976,579
Energy	5,408,866	608,133	—		6,016,999
Financials	54,350,263	17,678,719	—		72,028,982
Health Care	22,751,261	5,316,677	—		28,067,938
Industrials	42,330,693	12,613,341	—		54,944,034
Information Technology	86,129,955	2,709,246	—		88,839,201
Materials	8,146,630	1,274,466	—		9,421,096
Real Estate	2,401,494	1,707,558	—		4,109,052
Utilities	7,191,626	6,354,230	—		13,545,856
Rights
Industrials	—	10,507	—		10,507
Short-Term Investments
Investment Companies	2,932,118	—	—		2,932,118
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$299,414,891	$66,082,795	$—		$365,497,686

Total Liabilities	$—	$—	$—		$—

Total	$299,414,891	$66,082,795	$—		$365,497,686

(a) Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$76,014,644
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$97,845,827

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$120,619,413
Aggregate gross unrealized depreciation	(9,677,522)

Net unrealized appreciation	$110,941,891

Federal income tax cost of investments in securities and derivative instruments, if applicable	$254,555,795

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $254,545,228)	$365,497,686
Cash	465,000
Foreign cash (Cost $202,467)	202,128
Dividends, interest and other receivables	1,121,164
Receivable for Portfolio shares sold	50,310
Securities lending income receivable	2,789
Receivable for securities sold	49
Other assets	3,805

Total assets	367,342,931

LIABILITIES
Payable for return of collateral on securities loaned	1,431,263
Investment management fees payable	209,698
Payable for Portfolio shares repurchased	161,170
Distribution fees payable – Class IB	68,893
Administrative fees payable	26,874
Accrued expenses	73,531

Total liabilities	1,971,429

Commitments and contingent liabilities^
NET ASSETS	$365,371,502

Net assets were comprised of:
Paid in capital	$223,134,924
Total distributable earnings (loss)	142,236,578

Net assets	$365,371,502

Class IB
Net asset value, offering and redemption price per share, $336,208,479 / 16,738,552 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.09

Class K
Net asset value, offering and redemption price per share, $29,163,023 / 1,447,433 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.15

(x)	Includes value of securities on loan of $3,577,293.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $280,007 foreign withholding tax)	$3,930,308
Interest	7,816
Securities lending (net)	8,936

Total income	3,947,060

EXPENSES
Investment management fees	1,284,317
Distribution fees – Class IB	422,006
Administrative fees	164,700
Professional fees	43,943
Custodian fees	25,756
Printing and mailing expenses	15,932
Trustees’ fees	5,813
Miscellaneous	9,165

Total expenses	1,971,632

NET INVESTMENT INCOME (LOSS)	1,975,428

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	22,111,049
Foreign currency transactions	(3,443)

Net realized gain (loss)	22,107,606

Change in unrealized appreciation (depreciation) on:
Investments in securities	(12,478,249)
Foreign currency translations	(25,512)

Net change in unrealized appreciation (depreciation)	(12,503,761)

NET REALIZED AND UNREALIZED GAIN (LOSS)	9,603,845

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,579,273

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,975,428	$2,727,518
Net realized gain (loss)	22,107,606	29,069,283
Net change in unrealized appreciation (depreciation)	(12,503,761)	16,065,925

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,579,273	47,862,726

Distributions to shareholders:
Class IB	—	(29,524,758)
Class K	—	(2,643,631)

Total distributions to shareholders	—	(32,168,389)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 417,198 and 1,358,695 shares, respectively ]	8,254,822	27,125,959
Capital shares issued in reinvestment of dividends [ 0 and 1,500,986 shares, respectively ]	—	29,524,758
Capital shares repurchased [ (1,479,167) and (2,836,690) shares, respectively ]	(29,235,650)	(55,742,982)

Total Class IB transactions	(20,980,828)	907,735

Class K
Capital shares sold [ 14,831 and 88,768 shares, respectively ]	292,652	1,775,292
Capital shares issued in reinvestment of dividends [ 0 and 134,117 shares, respectively ]	—	2,643,631
Capital shares repurchased [ (101,531) and (398,995) shares, respectively ]	(2,016,737)	(7,923,947)

Total Class K transactions	(1,724,085)	(3,505,024)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(22,704,913)	(2,597,289)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,125,640)	13,097,048
NET ASSETS:
Beginning of period	376,497,142	363,400,094

End of period	$365,371,502	$376,497,142

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$19.47		$18.65	$17.15	$15.08	$18.15	$15.83

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.14	0.15	0.18	0.21	0.19	(aa)
Net realized and unrealized gain (loss)	0.52		2.45	2.71	2.30	(2.85)	3.44

Total from investment operations	0.62		2.59	2.86	2.48	(2.64)	3.63

Less distributions:
Dividends from net investment income	—		(0.15)	(0.18)	(0.22)	(0.19)	(0.23)
Distributions from net realized gains	—		(1.62)	(1.18)	(0.19)	(0.24)	(1.08)

Total dividends and distributions	—		(1.77)	(1.36)	(0.41)	(0.43)	(1.31)

Net asset value, end of period	$20.09		$19.47	$18.65	$17.15	$15.08	$18.15

Total return (b)(y)	3.18%		13.95%	16.44%	16.49%	(14.52)%	23.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$336,208		$346,573	$331,463	$316,924	$296,890	$364,960
Ratio of expenses to average net assets:
After waivers (a)(f)	1.09%		1.10%	1.10%	1.10%	1.10%	1.10	%(m)
Before waivers (a)(f)	1.09%		1.10%	1.10%	1.12%	1.11%	1.11	%(m)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	1.06%		0.72%	0.82%	1.14%	1.32%	1.07	%(bb)
Before waivers (a)(g)	1.06%		0.72%	0.81%	1.13%	1.31%	1.07	%(bb)
Portfolio turnover rate^	21	%(z)	29%	28%	30%	31%	39%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022	2021
Net asset value, beginning of period	$19.51		$18.67	$17.18	$15.09	$18.17	$15.84

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.19	0.20	0.23	0.25	0.23	(aa)
Net realized and unrealized gain (loss)	0.51		2.47	2.70	2.31	(2.86)	3.45

Total from investment operations	0.64		2.66	2.90	2.54	(2.61)	3.68

Less distributions:
Dividends from net investment income	—		(0.20)	(0.23)	(0.26)	(0.23)	(0.27)
Distributions from net realized gains	—		(1.62)	(1.18)	(0.19)	(0.24)	(1.08)

Total dividends and distributions	—		(1.82)	(1.41)	(0.45)	(0.47)	(1.35)

Net asset value, end of period	$20.15		$19.51	$18.67	$17.18	$15.09	$18.17

Total return (b)(y)	3.28%		14.31%	16.62%	16.88%	(14.35)%	23.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$29,163		$29,925	$31,937	$33,315	$32,742	$27,844
Ratio of expenses to average net assets:
After waivers (a)(f)	0.84%		0.85%	0.85%	0.85%	0.85%	0.85	%(m)
Before waivers (a)(f)	0.84%		0.85%	0.85%	0.87%	0.86%	0.86	%(m)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	1.31%		0.98%	1.08%	1.40%	1.58%	1.32	%(bb)
Before waivers (a)(g)	1.31%		0.98%	1.07%	1.38%	1.56%	1.32	%(bb)
Portfolio turnover rate^	21	%(z)	29%	28%	30%	31%	39%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(m)	Includes Interest Expense of less than 0.005%.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.14 and $0.18 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.29% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.0%)
Diversified Telecommunication Services (0.5%)
Lumen Technologies, Inc.*	8,090	$62,131
Verizon Communications, Inc.	35,756	1,513,909

		1,576,040

Entertainment (0.8%)
Electronic Arts, Inc.	1,930	395,727
Walt Disney Co. (The)	15,167	1,459,824
Warner Bros Discovery, Inc.*	20,003	533,280

		2,388,831

Interactive Media & Services (10.6%)
Alphabet, Inc., Class A	49,733	17,773,082
Alphabet, Inc., Class C	39,485	13,951,235
ZoomInfo Technologies, Inc., Class A*	2,704	7,923

		31,732,240

Media (0.1%)
John Wiley & Sons, Inc., Class A	342	16,590
New York Times Co. (The), Class A	1,359	95,103
Scholastic Corp.	27	1,242

		112,935

Total Communication Services		35,810,046

Consumer Discretionary (8.0%)
Automobile Components (0.1%)
Aptiv plc*	1,875	115,087
Autoliv, Inc.	589	68,424
BorgWarner, Inc.	1,752	116,333

		299,844

Automobiles (3.4%)
Harley-Davidson, Inc.	1,032	25,243
Lucid Group, Inc., Class A (x)*	1,007	6,737
Rivian Automotive, Inc., Class A (x)*	6,716	116,522
Tesla, Inc.*	24,041	10,111,645

		10,260,147

Broadline Retail (0.0%)†
Kohl’s Corp.	1,117	19,793

Distributors (0.1%)
Genuine Parts Co.	1,164	137,329
LKQ Corp.	2,153	56,689
Pool Corp.	297	63,825

		257,843

Hotels, Restaurants & Leisure (2.3%)
Aramark	2,183	124,213
Booking Holdings, Inc.	6,710	1,195,990
Chipotle Mexican Grill, Inc.*	11,159	379,406
Choice Hotels International, Inc. (x)	205	22,605
Darden Restaurants, Inc.	989	203,744
Domino’s Pizza, Inc.	257	76,082
Hilton Worldwide Holdings, Inc.	1,950	644,397
Marriott International, Inc., Class A	1,873	694,115
McDonald’s Corp.	6,082	1,644,026
Royal Caribbean Cruises Ltd.	2,164	687,135
Starbucks Corp.	9,754	996,761
Vail Resorts, Inc. (x)	314	$42,751

		6,711,225

Household Durables (0.2%)
Garmin Ltd.	1,382	328,280
La-Z-Boy, Inc.	357	14,323
Meritage Homes Corp.	632	52,993
Mohawk Industries, Inc.*	418	50,716
Newell Brands, Inc.	3,777	23,191
Whirlpool Corp. (x)	528	20,814

		490,317

Leisure Products (0.0%)†
Callaway Golf Co.*	827	15,539
Hasbro, Inc.	1,089	89,941
Mattel, Inc.*	2,491	34,575

		140,055

Specialty Retail (1.7%)
AutoNation, Inc.*	228	42,360
Best Buy Co., Inc.	1,698	128,844
CarMax, Inc.*	1,132	59,871
GameStop Corp., Class A*	3,570	78,826
Gap, Inc. (The)	2,048	38,257
Home Depot, Inc. (The)	8,507	3,000,249
Lowe’s Cos., Inc.	4,795	1,057,249
Signet Jewelers Ltd. (x)	341	29,394
Tractor Supply Co.	4,557	144,047
Ulta Beauty, Inc.*	371	167,314
Williams-Sonoma, Inc.	1,007	234,732

		4,981,143

Textiles, Apparel & Luxury Goods (0.2%)
Capri Holdings Ltd.*	1,033	19,183
Columbia Sportswear Co.	276	17,062
Deckers Outdoor Corp.*	1,273	126,396
NIKE, Inc., Class B	10,277	421,871
PVH Corp.	379	28,145
Under Armour, Inc., Class A*	1,027	6,563
Under Armour, Inc., Class C*	1,024	6,369
VF Corp.	2,639	44,018
Wolverine World Wide, Inc.	585	9,670

		679,277

Total Consumer Discretionary		23,839,644

Consumer Staples (4.0%)
Beverages (1.5%)
Coca-Cola Co. (The)	33,079	2,688,330
Keurig Dr. Pepper, Inc.	11,133	364,383
PepsiCo, Inc.	11,648	1,577,139

		4,629,852

Consumer Staples Distribution & Retail (0.4%)
Kroger Co. (The)	4,724	262,324
Sysco Corp.	4,023	336,242
Target Corp.	3,880	506,767
United Natural Foods, Inc.*	460	21,008

		1,126,341

Food Products (0.6%)
Archer-Daniels-Midland Co.	4,055	309,802

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Bunge Global SA	1,076	$114,841
Campbell’s Co. (The) (x)	1,813	40,376
Conagra Brands, Inc.	4,143	55,765
Darling Ingredients, Inc.*	1,297	70,842
General Mills, Inc.	4,540	157,992
Hormel Foods Corp.	2,384	59,171
Ingredion, Inc.	530	50,196
J M Smucker Co. (The)	904	101,700
Kraft Heinz Co. (The) (x)	7,638	180,410
Lamb Weston Holdings, Inc. (x)	1,122	48,448
McCormick & Co., Inc. (Non-Voting)	2,129	107,344
Mondelez International, Inc., Class A	10,862	628,258

		1,925,145

Household Products (1.4%)
Church & Dwight Co., Inc.	2,063	199,863
Clorox Co. (The)	1,033	98,590
Colgate-Palmolive Co.	6,509	596,745
Kimberly-Clark Corp.	2,831	310,759
Procter & Gamble Co. (The)	19,848	2,910,511

		4,116,468

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	2,063	162,874

Total Consumer Staples		11,960,680

Energy (1.5%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	8,491	471,251
Halliburton Co.	7,076	240,230
NOV, Inc.	3,128	58,024
TechnipFMC plc	3,435	227,741

		997,246

Oil, Gas & Consumable Fuels (1.1%)
Cheniere Energy, Inc.	1,755	419,462
HF Sinclair Corp.	1,369	95,351
Marathon Petroleum Corp.	2,509	641,476
ONEOK, Inc.	5,336	463,912
Phillips 66	3,392	573,417
Targa Resources Corp.	1,805	483,993
Valero Energy Corp.	2,554	665,164

		3,342,775

Total Energy		4,340,021

Financials (10.4%)
Banks (1.0%)
Bank of Hawaii Corp.	341	27,788
Cathay General Bancorp	494	30,623
Citizens Financial Group, Inc.	3,651	255,826
Huntington Bancshares, Inc.	17,133	303,768
KeyCorp	7,689	177,232
M&T Bank Corp.	1,299	309,175
Old National Bancorp	2,920	75,628
PNC Financial Services Group, Inc. (The)	3,444	847,982
Regions Financial Corp.	7,537	227,617
Truist Financial Corp.	10,600	528,092
Zions Bancorp NA	1,307	90,431

		2,874,162

Capital Markets (3.6%)
Ameriprise Financial, Inc.	770	$353,245
Bank of New York Mellon Corp. (The)	5,881	850,451
BlackRock, Inc.‡	1,264	1,215,412
Cboe Global Markets, Inc.	884	214,520
Charles Schwab Corp. (The)	14,105	1,301,468
CME Group, Inc.	3,106	685,898
FactSet Research Systems, Inc. (x)	318	73,165
Franklin Resources, Inc.	2,339	77,819
Intercontinental Exchange, Inc.	4,798	590,682
Invesco Ltd.	2,981	78,669
MarketAxess Holdings, Inc.	336	38,133
Moody’s Corp.	1,291	584,720
Morgan Stanley	10,108	2,112,976
Nasdaq, Inc.	3,883	306,058
Northern Trust Corp.	1,506	261,803
Raymond James Financial, Inc.	1,515	230,326
S&P Global, Inc.	2,589	1,054,396
State Street Corp.	2,373	402,461
T. Rowe Price Group, Inc.	1,855	210,895

		10,643,097

Consumer Finance (0.6%)
Ally Financial, Inc.	2,380	109,361
American Express Co.	4,526	1,530,920
Synchrony Financial	3,064	233,017

		1,873,298

Financial Services (3.1%)
Equitable Holdings, Inc.‡	2,319	101,758
Fidelity National Information Services, Inc.	4,358	169,439
Mastercard, Inc., Class A	6,994	3,592,118
PayPal Holdings, Inc.	7,269	313,875
Visa, Inc., Class A	14,360	4,926,772
Voya Financial, Inc.	848	76,770
Western Union Co. (The) (x)	3,054	23,516

		9,204,248

Insurance (2.1%)
Allstate Corp. (The)	2,214	526,799
Arch Capital Group Ltd.*	2,976	288,850
Arthur J Gallagher & Co.	2,201	505,283
Chubb Ltd.	2,996	1,020,857
Hartford Insurance Group, Inc. (The)	2,351	311,554
Lincoln National Corp.	1,536	54,298
Loews Corp.	1,475	166,985
Marsh & McLennan Cos., Inc.	4,113	685,514
MetLife, Inc.	4,749	401,813
Principal Financial Group, Inc.	1,820	196,160
Progressive Corp. (The)	4,976	1,087,007
Prudential Financial, Inc.	2,937	316,990
Travelers Cos., Inc. (The)	1,822	601,479
Willis Towers Watson plc	813	212,494

		6,376,083

Total Financials		30,970,888

Health Care (7.4%)
Biotechnology (2.8%)
AbbVie, Inc.	15,112	3,802,784
Amgen, Inc.	4,592	1,662,855

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Biogen, Inc.*	1,239	$267,698
BioMarin Pharmaceutical, Inc.*	1,618	92,582
Gilead Sciences, Inc.	10,634	1,343,499
Incyte Corp.*	1,436	162,785
Vertex Pharmaceuticals, Inc.*	2,179	1,082,375

		8,414,578

Health Care Equipment & Supplies (0.8%)
Align Technology, Inc.*	590	99,509
Becton Dickinson & Co.	2,400	363,192
Cooper Cos., Inc. (The)*	1,694	121,477
Dentsply Sirona, Inc.	1,915	20,318
Dexcom, Inc.*	3,340	224,949
Edwards Lifesciences Corp.*	4,971	449,677
IDEXX Laboratories, Inc.*	678	356,926
Insulet Corp.*	601	91,502
ResMed, Inc.	1,234	240,482
STERIS plc	821	172,878
Zimmer Biomet Holdings, Inc.	1,696	146,009

		2,286,919

Health Care Providers & Services (1.4%)
Cardinal Health, Inc.	2,022	480,346
Cencora, Inc.	1,567	443,430
Centene Corp.*	4,170	267,672
Cigna Group (The)	2,250	620,280
DaVita, Inc.*	285	63,407
Elevance Health, Inc.	1,887	729,760
HCA Healthcare, Inc.	1,336	520,893
Henry Schein, Inc.*	912	76,170
Humana, Inc.	1,013	402,384
Labcorp Holdings, Inc.	706	197,680
Pediatrix Medical Group, Inc.*	600	15,198
Quest Diagnostics, Inc.	958	203,048
Select Medical Holdings Corp.	1,036	17,104

		4,037,372

Health Care Technology (0.1%)
Teladoc Health, Inc.*	1,828	15,502
Veeva Systems, Inc., Class A*	1,256	222,902

		238,404

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	2,381	316,268
Bio-Techne Corp.	1,348	95,236
Danaher Corp.	5,457	1,039,449
Illumina, Inc.*	1,263	222,073
IQVIA Holdings, Inc.*	1,434	277,078
Mettler-Toledo International, Inc.*	173	221,009
Revvity, Inc.	991	110,259
Waters Corp.*	836	313,534
West Pharmaceutical Services, Inc.	600	215,400

		2,810,306

Pharmaceuticals (1.4%)
Bristol-Myers Squibb Co.	17,493	1,007,947
Jazz Pharmaceuticals plc*	453	109,159
Merck & Co., Inc.	21,094	2,710,579
Royalty Pharma plc, Class A	3,522	197,479
Zoetis, Inc.	3,592	258,121

		4,283,285

Total Health Care		22,070,864

Industrials (9.2%)
Aerospace & Defense (0.1%)
Axon Enterprise, Inc.*	654	366,639

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	983	185,138
Expeditors International of Washington, Inc.	1,153	187,916
United Parcel Service, Inc., Class B	6,380	685,850

		1,058,904

Building Products (1.0%)
A.O. Smith Corp.	967	60,650
Allegion plc	687	96,517
Builders FirstSource, Inc.*	977	87,422
Carrier Global Corp.	6,462	473,988
Fortune Brands Innovations, Inc.	888	48,751
Johnson Controls International plc	5,211	761,379
Lennox International, Inc.	272	155,842
Masco Corp.	1,766	143,700
Owens Corning	682	108,411
Trane Technologies plc	1,896	931,239

		2,867,899

Commercial Services & Supplies (0.2%)
Copart, Inc.*	7,753	218,557
Deluxe Corp.	487	11,630
HNI Corp.	650	26,266
Interface, Inc., Class A	393	14,085
Tetra Tech, Inc.	2,211	63,876
Veralto Corp.	2,096	185,873

		520,287

Construction & Engineering (0.4%)
EMCOR Group, Inc.	388	321,993
Granite Construction, Inc.	350	55,328
Quanta Services, Inc.	1,287	926,692

		1,304,013

Electrical Equipment (0.8%)
Acuity, Inc.	265	99,815
Eaton Corp. plc	3,301	1,406,622
Hubbell, Inc., Class B	455	238,056
Rockwell Automation, Inc.	963	476,762
Sensata Technologies Holding plc	1,266	60,439

		2,281,694

Ground Transportation (1.1%)
ArcBest Corp.	225	32,297
Avis Budget Group, Inc.*	91	13,453
CSX Corp.	15,954	758,294
JB Hunt Transport Services, Inc.	633	183,209
Knight-Swift Transportation Holdings, Inc., Class A	1,332	103,723
Norfolk Southern Corp.	1,922	604,642
Ryder System, Inc.	337	88,890
U-Haul Holding Co.	922	53,199
Union Pacific Corp.	5,050	1,373,600
XPO, Inc.*	981	201,389

		3,412,696

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (0.2%)
3M Co.	4,504	$729,243

Machinery (3.7%)
AGCO Corp.	526	62,962
Caterpillar, Inc.	3,975	4,232,978
CNH Industrial NV	7,775	87,313
Cummins, Inc.	1,175	838,022
Deere & Co.	2,083	1,321,309
Dover Corp.	1,157	259,492
Flowserve Corp.	1,119	82,985
Fortive Corp.	2,440	149,060
Graco, Inc.	1,392	105,249
IDEX Corp.	621	140,936
Illinois Tool Works, Inc.	2,342	633,441
Ingersoll Rand, Inc.	3,284	269,255
Lincoln Electric Holdings, Inc.	463	122,931
Middleby Corp. (The)*	358	61,580
PACCAR, Inc.	4,509	541,621
Parker-Hannifin Corp.	1,073	1,049,523
Pentair plc	1,371	105,101
Snap-on, Inc.	436	175,446
Stanley Black & Decker, Inc.	1,358	127,815
Tennant Co.	95	8,316
Timken Co. (The)	545	79,199
Westinghouse Air Brake Technologies Corp.	1,440	388,224
Xylem, Inc.	2,073	245,049

		11,087,807

Passenger Airlines (0.0%)†
Delta Air Lines, Inc.	1,435	134,402

Professional Services (0.6%)
Automatic Data Processing, Inc.	3,418	765,461
Broadridge Financial Solutions, Inc.	972	133,115
Exponent, Inc.	387	22,740
ICF International, Inc.	170	12,386
Jacobs Solutions, Inc.	1,025	129,150
ManpowerGroup, Inc.	453	15,298
Paychex, Inc.	2,687	264,213
Paycom Software, Inc.	338	42,480
Robert Half, Inc.	836	25,665
TransUnion	1,648	118,887
Verisk Analytics, Inc.	1,122	201,433

		1,730,828

Trading Companies & Distributors (0.7%)
Applied Industrial Technologies, Inc.	309	104,488
Fastenal Co.	9,831	472,183
Ferguson Enterprises, Inc.	1,659	393,730
United Rentals, Inc.	536	607,229
W.W. Grainger, Inc.	374	508,790

		2,086,420

Total Industrials		27,580,832

Information Technology (41.3%)
Communications Equipment (1.6%)
Cisco Systems, Inc.	33,741	3,963,218
F5, Inc.*	491	204,237
Motorola Solutions, Inc.	1,408	584,728

		4,752,183

Electronic Equipment, Instruments & Components (1.2%)
Cognex Corp.	1,465	$106,095
Corning, Inc.	6,808	1,738,968
Flex Ltd.*	3,163	512,627
Itron, Inc.*	393	34,006
Keysight Technologies, Inc.*	1,450	507,602
TE Connectivity plc	2,507	505,436
Zebra Technologies Corp., Class A*	434	114,255

		3,518,989

IT Services (1.4%)
Accenture plc, Class A	5,260	654,554
Akamai Technologies, Inc. (x)*	1,236	146,108
Cognizant Technology Solutions Corp., Class A	4,092	158,483
Everforth, Inc.*	455	8,131
Gartner, Inc.*	592	76,735
International Business Machines Corp.	8,000	2,249,680
MongoDB, Inc.*	669	224,717
Okta, Inc.*	1,402	191,303
Twilio, Inc., Class A*	1,260	259,976
VeriSign, Inc.	718	180,620

		4,150,307

Semiconductors & Semiconductor Equipment (23.5%)
Advanced Micro Devices, Inc.*	13,927	8,090,334
Analog Devices, Inc.	4,161	1,652,624
Applied Materials, Inc.	6,779	4,901,217
First Solar, Inc.*	851	200,802
Intel Corp.*	37,529	5,240,174
Lam Research Corp.	10,671	4,624,064
Marvell Technology, Inc.	7,305	2,176,086
Microchip Technology, Inc.	4,599	419,429
NVIDIA Corp.	197,197	39,457,148
NXP Semiconductors NV	2,165	608,430
ON Semiconductor Corp.*	3,411	322,476
Skyworks Solutions, Inc. (x)	1,231	83,462
Texas Instruments, Inc.	7,772	2,316,600

		70,092,846

Software (11.7%)
Adobe, Inc.*	3,461	709,574
Atlassian Corp., Class A*	1,416	110,151
Autodesk, Inc.*	1,814	352,678
Cadence Design Systems, Inc.*	2,365	887,632
Docusign, Inc.*	1,606	71,339
Dynatrace, Inc.*	2,357	103,496
Fair Isaac Corp.*	200	238,956
Fortinet, Inc.*	5,342	820,638
Gen Digital, Inc.	4,575	113,872
Guidewire Software, Inc.*	727	89,457
HubSpot, Inc.*	436	79,574
Intuit, Inc.	2,365	617,265
Microsoft Corp.	60,260	22,478,185
Nutanix, Inc., Class A*	2,074	105,691
Oracle Corp.	14,741	2,160,294
Palo Alto Networks, Inc.*	6,948	2,369,407
PTC, Inc.*	1,025	116,450
RingCentral, Inc., Class A	524	20,425
Roper Technologies, Inc.	879	297,445
Salesforce, Inc.	6,834	1,070,614
ServiceNow, Inc.*	8,962	889,747

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Synopsys, Inc.*	1,542	$687,840
Teradata Corp.*	818	28,344
Trimble, Inc.*	2,068	105,840
Tyler Technologies, Inc.*	370	108,210
Workday, Inc., Class A*	1,761	215,582
Zscaler, Inc.*	851	120,119

		34,968,825

Technology Hardware, Storage & Peripherals (1.9%)
Dell Technologies, Inc., Class C	2,581	1,113,598
Hewlett Packard Enterprise Co.	11,453	516,645
HP, Inc.	7,702	168,982
NetApp, Inc.	1,648	255,044
Seagate Technology Holdings plc	1,870	1,804,550
Western Digital Corp.	2,947	1,882,308

		5,741,127

Total Information Technology		123,224,277

Materials (2.3%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	1,814	531,829
Albemarle Corp.	983	132,735
Axalta Coating Systems Ltd.*	1,743	59,645
Ecolab, Inc.	2,167	603,748
HB Fuller Co.	498	29,028
International Flavors & Fragrances, Inc.	2,175	172,304
Linde plc	3,967	2,058,635
LyondellBasell Industries NV, Class A	2,204	116,041
Minerals Technologies, Inc.	284	21,007
Mosaic Co. (The)	2,465	52,233
PPG Industries, Inc.	1,925	233,483
Sherwin-Williams Co. (The)	2,003	689,673

		4,700,361

Construction Materials (0.3%)
CRH plc	5,726	612,682
Martin Marietta Materials, Inc.	506	291,810

		904,492

Containers & Packaging (0.1%)
Avery Dennison Corp.	656	106,502
Ball Corp.	2,192	136,781
International Paper Co.	4,331	165,011
Sonoco Products Co.	883	49,757

		458,051

Metals & Mining (0.3%)
Newmont Corp.	9,228	861,895

Total Materials		6,924,799

Real Estate (2.6%)
Health Care REITs (0.6%)
Healthpeak Properties, Inc. (REIT)	5,860	125,404
Ventas, Inc. (REIT)	4,074	361,771
Welltower, Inc. (REIT)	6,036	1,369,991

		1,857,166

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	6,005	142,378

Industrial REITs (0.4%)
Prologis, Inc. (REIT)	7,926	1,073,735

Office REITs (0.0%)†
BXP, Inc. (REIT)	1,202	79,705
COPT Defense Properties (REIT)	977	35,553

		115,258

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	2,518	339,150
Jones Lang LaSalle, Inc.*	392	121,500

		460,650

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	1,215	229,259
Equity Residential (REIT)	2,754	187,079

		416,338

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	667	82,335
Macerich Co. (The) (REIT)(x)	1,986	50,027
Simon Property Group, Inc. (REIT)	2,795	625,102

		757,464

Specialized REITs (0.9%)
American Tower Corp. (REIT)	3,990	652,644
Crown Castle, Inc. (REIT)	3,689	279,368
Digital Realty Trust, Inc. (REIT)	2,954	530,479
Equinix, Inc. (REIT)	845	880,820
Iron Mountain, Inc. (REIT)	2,533	319,943
SBA Communications Corp. (REIT)	898	158,461

		2,821,715

Total Real Estate		7,644,704

Utilities (0.9%)
Electric Utilities (0.3%)
Eversource Energy	3,163	228,590
Exelon Corp.	8,794	409,976
Oklo, Inc., Class A (x)*	1,227	64,209

		702,775

Gas Utilities (0.1%)
Atmos Energy Corp.	1,366	235,321
New Jersey Resources Corp. (x)	908	50,884
UGI Corp.	1,742	60,169

		346,374

Independent Power and Renewable Electricity Producers (0.0%)†
Ormat Technologies, Inc.	471	51,292

Multi-Utilities (0.4%)
Avista Corp.	768	31,419
CMS Energy Corp.	2,569	196,528
Consolidated Edison, Inc.	3,163	349,923
NiSource, Inc.	3,999	190,152
Sempra	5,612	520,289

		1,288,311

Water Utilities (0.1%)
American Water Works Co., Inc.	1,638	215,528
Essential Utilities, Inc.	2,367	90,680

		306,208

Total Utilities		2,694,960

Total Common Stocks (99.6%) (Cost $83,068,824)		297,061,715

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Hologic, Inc., CVR* (Cost $14)	1,889	$19

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	64,095	64,095
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	646,554	646,554
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	7,306	7,306

Total Investment Companies		717,955

Total Short-Term Investments (0.2%) (Cost $717,955)		717,955

Total Investments in Securities (99.8%) (Cost $83,786,793)		297,779,689
Other Assets Less Liabilities (0.2%)		648,342

Net Assets (100%)		$298,428,031

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $818,011. This was collateralized by $116,943 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 7/15/26 – 11/15/55 and by cash of $717,955 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	1,264	1,387,161	17,796	(51,861)	33,378	(171,062)	1,215,412	14,531	—
Financial Services
Equitable Holdings, Inc.	2,319	120,554	—	(8,729)	3,463	(13,530)	101,758	1,379	—

Total		1,507,715	17,796	(60,590)	36,841	(184,592)	1,317,170	15,910	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$35,810,046	$—	$—	$35,810,046
Consumer Discretionary	23,839,644	—	—	23,839,644
Consumer Staples	11,960,680	—	—	11,960,680
Energy	4,340,021	—	—	4,340,021
Financials	30,970,888	—	—	30,970,888
Health Care	22,070,864	—	—	22,070,864
Industrials	27,580,832	—	—	27,580,832
Information Technology	123,224,277	—	—	123,224,277
Materials	6,924,799	—	—	6,924,799
Real Estate	7,644,704	—	—	7,644,704
Utilities	2,694,960	—	—	2,694,960
Rights
Health Care	—	19	—	19
Short-Term Investments
Investment Companies	717,955	—	—	717,955

Total Assets	$297,779,670	$19	$—	$297,779,689

Total Liabilities	$—	$—	$—	$—

Total	$297,779,670	$19	$—	$297,779,689

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,703,338
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$16,475,465

During the period ended June 30, 2026, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 36%)*	Net Proceeds of Sales and Redemptions (affiliated 10%)*	Net Realized Gain (Loss)
$ 2,051,252	$1,685,560	$968,467

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$221,067,179
Aggregate gross unrealized depreciation	(7,110,344)

Net unrealized appreciation	$213,956,835

Federal income tax cost of investments in securities and derivative instruments, if applicable	$83,822,854

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $331,201)	$1,317,170
Unaffiliated Issuers (Cost $83,455,592)	296,462,519
Cash	914,695
Receivable for Portfolio shares sold	687,555
Dividends, interest and other receivables	154,613
Securities lending income receivable	192
Other assets	2,927

Total assets	299,539,671

LIABILITIES
Payable for return of collateral on securities loaned	717,955
Payable for Portfolio shares repurchased	139,702
Investment management fees payable	121,130
Distribution fees payable – Class IB	60,565
Administrative fees payable	21,733
Accrued expenses	50,555

Total liabilities	1,111,640

Commitments and contingent liabilities^
NET ASSETS	$298,428,031

Net assets were comprised of:
Paid in capital	$70,176,594
Total distributable earnings (loss)	228,251,437

Net assets	$298,428,031

Class IB
Net asset value, offering and redemption price per share, $298,428,031 / 10,909,882 shares outstanding (unlimited amount authorized: $0.01 par value)	$27.35

(x)	Includes value of securities on loan of $818,011.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends ($15,910 of dividend income received from affiliates) (net of $310 foreign withholding tax)	$1,743,826
Interest	9,413
Securities lending (net)	1,163

Total income	1,754,402

EXPENSES
Investment management fees	695,394
Distribution fees – Class IB	347,697
Administrative fees	124,854
Professional fees	28,494
Custodian fees	27,400
Printing and mailing expenses	12,469
Trustees’ fees	4,312
Miscellaneous	3,082

Total expenses	1,243,702

NET INVESTMENT INCOME (LOSS)	510,700

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($36,841 realized gain (loss) from affiliates)	10,783,290
Net change in unrealized appreciation (depreciation) on investments in securities ($(184,592) of change in unrealized appreciation (depreciation) from affiliates)	17,986,074

NET REALIZED AND UNREALIZED GAIN (LOSS)	28,769,364

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,280,064

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$510,700	$946,374
Net realized gain (loss)	10,783,290	19,483,807
Net change in unrealized appreciation (depreciation)	17,986,074	21,685,219

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	29,280,064	42,115,400

Distributions to shareholders:
Class IB	—	(21,096,701)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 411,008 and 587,699 shares, respectively ]	10,536,184	13,973,951
Capital shares issued in reinvestment of dividends and distributions [ 0 and 851,751 shares, respectively ]	—	21,096,701
Capital shares repurchased [ (828,129) and (1,871,957) shares, respectively ]	(20,887,706)	(44,141,952)

Total Class IB transactions	(10,351,522)	(9,071,300)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,351,522)	(9,071,300)

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,928,542	11,947,399
NET ASSETS:
Beginning of period	279,499,489	267,552,090

End of period	$298,428,031	$279,499,489

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$24.68		$22.75	$19.63	$15.84	$20.60	$16.07

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.09	0.10	0.12	0.11	0.10
Net realized and unrealized gain (loss)	2.62		3.81	4.19	4.22	(4.66)	4.76

Total from investment operations	2.67		3.90	4.29	4.34	(4.55)	4.86

Less distributions:
Dividends from net investment income	—		(0.09)	(0.10)	(0.14)	(0.11)	(0.09)
Distributions from net realized gains	—		(1.88)	(1.07)	(0.41)	(0.10)	(0.24)

Total dividends and distributions	—		(1.97)	(1.17)	(0.55)	(0.21)	(0.33)

Net asset value, end of period	$27.35		$24.68	$22.75	$19.63	$15.84	$20.60

Total return (b)(y)	10.82%		17.23%	21.70%	27.50%	(22.12)%	30.29%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$298,428		$279,499	$267,552	$238,428	$200,319	$274,262
Ratio of expenses to average net assets (a)(f)	0.89%		0.90%	0.90%	0.92%	0.91%	0.90%
Ratio of net investment income (loss) to average net assets (a)(g)	0.37%		0.36%	0.45%	0.65%	0.67%	0.51%
Portfolio turnover rate^	2	%(z)	2%	2%	3%	5%	10%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.7%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	262,386	$5,431,390
Comcast Corp., Class A	134,538	3,302,908
Verizon Communications, Inc.	157,679	6,676,129

		15,410,427

Entertainment (0.9%)
Electronic Arts, Inc.	8,618	1,767,035
Live Nation Entertainment, Inc.*	5,983	1,095,547
Netflix, Inc.*	159,009	11,353,243
Take-Two Interactive Software, Inc.*	6,552	1,637,869
TKO Group Holdings, Inc., Class A (x)	2,506	504,483
Walt Disney Co. (The)	65,574	6,311,497
Warner Bros Discovery, Inc.*	93,590	2,495,109

		25,164,783

Interactive Media & Services (7.0%)
Alphabet, Inc., Class A	221,426	79,131,010
Alphabet, Inc., Class C	178,480	63,062,338
Meta Platforms, Inc., Class A	82,927	46,711,950

		188,905,298

Media (0.1%)
Charter Communications, Inc., Class A (x)*	3,329	473,417
EchoStar Corp., Class A (x)*	5,339	541,909
Fox Corp., Class A	7,328	382,228
Fox Corp., Class B	5,400	252,936
News Corp., Class A	13,679	339,650
News Corp., Class B	5,401	151,552
Omnicom Group, Inc.	10,763	783,869
Paramount Skydance Corp., Class B (x)	11,164	110,077
Trade Desk, Inc. (The), Class A*	14,617	264,275

		3,299,913

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	17,572	2,947,352

Total Communication Services		235,727,773

Consumer Discretionary (8.4%)
Automobile Components (0.0%)†
Aptiv plc*	8,478	520,380

Automobiles (1.8%)
Ford Motor Co.	147,796	2,054,364
General Motors Co.	34,295	2,643,459
Tesla, Inc.*	106,312	44,714,827

		49,412,650

Broadline Retail (3.3%)
Amazon.com, Inc.*	369,653	88,103,096
eBay, Inc.	16,767	1,873,712

		89,976,808

Distributors (0.0%)†
Genuine Parts Co.	5,157	608,423

Hotels, Restaurants & Leisure (1.5%)
Airbnb, Inc., Class A*	15,782	2,258,404
Booking Holdings, Inc.	29,261	$5,215,481
Carnival Corp. Ltd.	48,247	1,378,417
Chipotle Mexican Grill, Inc.*	49,291	1,675,894
Darden Restaurants, Inc.	4,338	893,671
Domino’s Pizza, Inc. (x)	1,091	322,980
DoorDash, Inc., Class A*	14,350	2,648,006
Expedia Group, Inc.	4,377	1,119,987
Hilton Worldwide Holdings, Inc.	8,596	2,840,634
Las Vegas Sands Corp.	11,238	519,083
Marriott International, Inc., Class A	8,265	3,062,926
McDonald’s Corp.	26,830	7,252,417
MGM Resorts International*	7,361	351,929
Norwegian Cruise Line Holdings Ltd.*	16,387	345,930
Royal Caribbean Cruises Ltd.	9,375	2,976,844
Starbucks Corp.	43,037	4,397,951
Wynn Resorts Ltd.	2,934	284,862
Yum! Brands, Inc.	10,334	1,651,993

		39,197,409

Household Durables (0.2%)
DR Horton, Inc.	9,792	1,594,921
Garmin Ltd.	6,127	1,455,407
Lennar Corp., Class A	8,355	756,044
NVR, Inc.*	103	701,780
PulteGroup, Inc.	7,104	974,740

		5,482,892

Leisure Products (0.0%)†
Hasbro, Inc.	5,111	422,117

Specialty Retail (1.4%)
AutoZone, Inc.*	619	1,978,287
Best Buy Co., Inc.	7,453	565,534
Carvana Co.*	26,826	1,765,687
Home Depot, Inc. (The)	37,612	13,265,000
Lowe’s Cos., Inc.	21,149	4,663,143
O’Reilly Automotive, Inc.*	31,294	2,881,865
Ross Stores, Inc.	12,094	2,574,208
TJX Cos., Inc. (The)	41,758	6,326,337
Tractor Supply Co.	20,582	650,597
Ulta Beauty, Inc.*	1,638	738,705
Williams-Sonoma, Inc.	4,521	1,053,845

		36,463,208

Textiles, Apparel & Luxury Goods (0.2%)
Deckers Outdoor Corp.*	5,233	519,585
Lululemon Athletica, Inc.*	4,114	469,736
NIKE, Inc., Class B	45,668	1,874,671
Ralph Lauren Corp.	1,487	596,897
Tapestry, Inc.	7,694	1,126,248

		4,587,137

Total Consumer Discretionary		226,671,024

Consumer Staples (4.1%)
Beverages (0.9%)
Brown-Forman Corp., Class B	5,541	147,668
Coca-Cola Co. (The)	146,224	11,883,624
Constellation Brands, Inc., Class A	5,333	741,767
Keurig Dr. Pepper, Inc.	51,869	1,697,672
Molson Coors Beverage Co., Class B	5,481	213,540

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Monster Beverage Corp.*	26,960	$2,591,395
PepsiCo, Inc.	51,612	6,988,265

		24,263,931

Consumer Staples Distribution & Retail (1.6%)
Casey’s General Stores, Inc.	1,401	1,113,501
Costco Wholesale Corp.	16,753	15,671,929
Dollar General Corp.	8,214	945,514
Dollar Tree, Inc.*	7,052	852,939
Kroger Co. (The)	21,212	1,177,902
Sysco Corp.	18,235	1,524,081
Target Corp.	17,144	2,239,178
Walmart, Inc.	165,551	18,750,306

		42,275,350

Food Products (0.3%)
Archer-Daniels-Midland Co.	18,188	1,389,563
Bunge Global SA	5,294	565,029
General Mills, Inc.	19,776	688,205
Hershey Co. (The)	5,635	988,661
Hormel Foods Corp.	10,325	256,267
J M Smucker Co. (The)	3,897	438,412
Kraft Heinz Co. (The) (x)	32,214	760,895
McCormick & Co., Inc. (Non-Voting)	10,091	508,788
Mondelez International, Inc., Class A	48,138	2,784,302
Tyson Foods, Inc., Class A	10,809	618,815

		8,998,937

Household Products (0.7%)
Church & Dwight Co., Inc.	9,211	892,362
Clorox Co. (The)	4,412	421,081
Colgate-Palmolive Co.	30,007	2,751,042
Kimberly-Clark Corp.	12,457	1,367,405
Procter & Gamble Co. (The)	87,933	12,894,495

		18,326,385

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	9,226	728,393
Kenvue, Inc.	73,799	1,410,299

		2,138,692

Tobacco (0.5%)
Altria Group, Inc.	63,058	4,537,023
Philip Morris International, Inc.	58,854	10,647,277

		15,184,300

Total Consumer Staples		111,187,595

Energy (2.7%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	37,660	2,090,130
Halliburton Co.	30,924	1,049,870
SLB Ltd.	56,076	2,606,973

		5,746,973

Oil, Gas & Consumable Fuels (2.5%)
APA Corp.	13,427	437,317
Chevron Corp.#	70,695	11,718,403
ConocoPhillips	46,005	4,782,680
Devon Energy Corp.	44,067	1,820,849
Diamondback Energy, Inc.	7,414	1,303,233
EOG Resources, Inc.	20,114	2,609,389
EQT Corp.	23,553	1,252,313
Expand Energy Corp.	9,337	851,441
Exxon Mobil Corp.	156,522	21,399,688
Kinder Morgan, Inc.	73,192	2,339,948
Marathon Petroleum Corp.	11,023	2,818,250
Occidental Petroleum Corp.	27,621	1,341,552
ONEOK, Inc.	23,739	2,063,869
Phillips 66	15,140	2,559,417
Targa Resources Corp.	8,095	2,170,593
Texas Pacific Land Corp.	2,145	938,738
Valero Energy Corp.	11,214	2,920,574
Williams Cos., Inc. (The)	45,987	3,418,674

		66,746,928

Total Energy		72,493,901

Financials (10.6%)
Banks (3.1%)
Bank of America Corp.	246,546	14,048,191
Citigroup, Inc.	64,407	9,014,404
Citizens Financial Group, Inc.	15,858	1,111,170
Fifth Third Bancorp	34,615	1,951,248
Huntington Bancshares, Inc.	75,636	1,341,026
JPMorgan Chase & Co.	101,185	33,120,886
KeyCorp	34,587	797,230
M&T Bank Corp.	5,530	1,316,195
PNC Financial Services Group, Inc. (The)	15,164	3,733,680
Regions Financial Corp.	32,185	971,987
Truist Financial Corp.	46,708	2,326,993
US Bancorp	58,518	3,534,487
Wells Fargo & Co.	115,560	9,549,878

		82,817,375

Capital Markets (2.7%)
Ameriprise Financial, Inc.	3,362	1,542,351
Ares Management Corp., Class A	7,935	883,245
Bank of New York Mellon Corp. (The)	25,919	3,748,147
BlackRock, Inc.	1,451	1,395,223
BlackRock, Inc.‡	4,001	3,847,202
Blackstone, Inc.	28,053	3,300,997
Cboe Global Markets, Inc.	4,009	972,864
Charles Schwab Corp. (The)	61,733	5,696,104
CME Group, Inc.	13,611	3,005,717
Coinbase Global, Inc., Class A (x)*	8,460	1,236,767
FactSet Research Systems, Inc.	1,432	329,475
Franklin Resources, Inc.	11,573	385,034
Goldman Sachs Group, Inc. (The)	11,140	11,266,662
Interactive Brokers Group, Inc., Class A	16,742	1,457,224
Intercontinental Exchange, Inc.	21,318	2,624,459
Invesco Ltd.	16,464	434,485
KKR & Co., Inc.	26,048	2,390,685
Moody’s Corp.	5,669	2,567,603
Morgan Stanley	45,267	9,462,614
MSCI, Inc.	2,753	1,541,790
Nasdaq, Inc.	16,826	1,326,225
Northern Trust Corp.	6,861	1,192,716
Raymond James Financial, Inc.	6,676	1,014,952
Robinhood Markets, Inc., Class A*	29,876	2,995,965

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
S&P Global, Inc.	11,450	$4,663,127
State Street Corp.	10,566	1,791,994
T. Rowe Price Group, Inc.	8,042	914,295

		71,987,922

Consumer Finance (0.4%)
American Express Co.	20,097	6,797,810
Capital One Financial Corp.	23,499	4,714,370
Synchrony Financial	12,562	955,340

		12,467,520

Financial Services (3.0%)
Apollo Global Management, Inc.	17,643	2,087,343
Berkshire Hathaway, Inc., Class B*	69,230	34,642,000
Block, Inc., Class A*	20,123	1,529,348
Corpay, Inc.*	2,468	822,510
Fidelity National Information Services, Inc.	19,246	748,285
Fiserv, Inc.*	20,103	986,052
Global Payments, Inc.	8,439	612,334
Jack Henry & Associates, Inc.	2,727	375,617
Mastercard, Inc., Class A	30,469	15,648,878
PayPal Holdings, Inc.	33,310	1,438,326
Visa, Inc., Class A	62,674	21,502,823

		80,393,516

Insurance (1.4%)
Aflac, Inc.	17,158	2,011,776
Allstate Corp. (The)	9,678	2,302,783
American International Group, Inc.	19,863	1,480,389
Aon plc, Class A	8,145	2,701,615
Arch Capital Group Ltd.*	12,960	1,257,898
Arthur J Gallagher & Co.	9,811	2,252,311
Assurant, Inc.	1,824	489,799
Brown & Brown, Inc.	10,828	694,616
Chubb Ltd.	13,622	4,641,560
Cincinnati Financial Corp.	5,750	1,064,555
Erie Indemnity Co., Class A (x)	932	223,447
Everest Group Ltd.	1,548	552,992
Globe Life, Inc.	2,856	510,310
Hartford Insurance Group, Inc. (The)	10,199	1,351,572
Loews Corp.	6,251	707,676
Marsh & McLennan Cos., Inc.	18,066	3,011,060
MetLife, Inc.	20,410	1,726,890
Principal Financial Group, Inc.	7,531	811,691
Progressive Corp. (The)	22,065	4,820,099
Prudential Financial, Inc.	13,365	1,442,484
Travelers Cos., Inc. (The)	8,030	2,650,864
W.R. Berkley Corp.	10,789	760,948
Willis Towers Watson plc	3,564	931,523

		38,398,858

Total Financials		286,065,191

Health Care (8.0%)
Biotechnology (1.5%)
AbbVie, Inc.	66,718	16,788,917
Amgen, Inc.	20,381	7,380,368
Biogen, Inc.*	5,452	1,177,959
Gilead Sciences, Inc.	46,884	5,923,325
Incyte Corp.*	6,321	716,549
Moderna, Inc.*	13,767	964,103
Regeneron Pharmaceuticals, Inc.	3,744	2,334,534
Vertex Pharmaceuticals, Inc.*	9,584	4,760,660

		40,046,415

Health Care Equipment & Supplies (1.2%)
Abbott Laboratories	65,774	5,968,333
Align Technology, Inc.*	2,547	429,577
Baxter International, Inc.	19,797	422,072
Becton Dickinson & Co.	10,285	1,556,429
Boston Scientific Corp.*	56,730	2,421,236
Cooper Cos., Inc. (The)*	7,001	502,042
Dexcom, Inc.*	14,476	974,959
Edwards Lifesciences Corp.*	22,045	1,994,191
GE HealthCare Technologies, Inc.	17,030	1,090,090
IDEXX Laboratories, Inc.*	3,007	1,583,005
Insulet Corp.*	2,757	419,753
Intuitive Surgical, Inc.*	13,374	5,318,572
Medtronic plc	48,398	3,786,176
ResMed, Inc.	5,416	1,055,470
Solventum Corp.*	5,346	412,444
STERIS plc	3,822	804,798
Stryker Corp.	13,008	4,095,439
Zimmer Biomet Holdings, Inc.	7,393	636,463

		33,471,049

Health Care Providers & Services (1.5%)
Cardinal Health, Inc.	8,751	2,078,888
Cencora, Inc.	7,444	2,106,503
Centene Corp.*	17,714	1,137,062
Cigna Group (The)	9,907	2,731,162
CVS Health Corp.	48,177	4,983,911
DaVita, Inc.*	1,203	267,643
Elevance Health, Inc.	8,201	3,171,573
HCA Healthcare, Inc.	5,924	2,309,708
Henry Schein, Inc.*	3,674	306,852
Humana, Inc.	4,569	1,814,898
Labcorp Holdings, Inc.	3,013	843,640
McKesson Corp.	4,539	3,429,668
Quest Diagnostics, Inc.	4,245	899,728
UnitedHealth Group, Inc.	34,294	14,253,615
Universal Health Services, Inc., Class B	1,959	291,284

		40,626,135

Health Care Technology (0.0%)†
Veeva Systems, Inc., Class A*	5,537	982,651

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	10,624	1,411,186
Bio-Techne Corp.	6,397	451,948
Charles River Laboratories International, Inc.*	1,842	417,747
Danaher Corp.	23,780	4,529,615
IQVIA Holdings, Inc.*	6,256	1,208,784
Mettler-Toledo International, Inc.*	751	959,410
Revvity, Inc.	4,063	452,049
Thermo Fisher Scientific, Inc.	14,033	7,035,585
Waters Corp.*	3,761	1,410,526
West Pharmaceutical Services, Inc.	2,745	985,455

		18,862,305

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (3.1%)
Bristol-Myers Squibb Co.	77,014	$4,437,547
Eli Lilly & Co.	29,872	35,829,373
Johnson & Johnson	90,902	23,086,381
Merck & Co., Inc.	93,266	11,984,681
Pfizer, Inc.	215,224	5,182,594
Viatris, Inc.	45,601	724,144
Zoetis, Inc.	15,510	1,114,548

		82,359,268

Total Health Care		216,347,823

Industrials (8.0%)
Aerospace & Defense (2.0%)
Axon Enterprise, Inc.*	2,971	1,665,572
Boeing Co. (The)*	29,768	6,443,879
GE Aerospace	39,399	14,724,588
General Dynamics Corp.	9,559	3,386,180
Honeywell Aerospace, Inc.*	11,964	2,645,001
Howmet Aerospace, Inc.	15,109	4,062,206
Huntington Ingalls Industries, Inc.	1,540	431,031
L3Harris Technologies, Inc.	7,141	2,075,103
Lockheed Martin Corp.	7,649	3,896,860
Northrop Grumman Corp.	5,042	2,567,941
RTX Corp.	50,854	9,648,529
Textron, Inc.	6,321	579,825
TransDigm Group, Inc.	2,112	2,813,269

		54,939,984

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	4,540	855,064
Expeditors International of Washington, Inc.	4,771	777,577
FedEx Corp.	8,299	2,598,666
United Parcel Service, Inc., Class B	28,182	3,029,565

		7,260,872

Building Products (0.4%)
A.O. Smith Corp.	4,196	263,173
Allegion plc	3,337	468,815
Builders FirstSource, Inc.*	4,284	383,332
Carrier Global Corp.	29,174	2,139,913
Johnson Controls International plc	23,028	3,364,621
Lennox International, Inc.	1,233	706,447
Masco Corp.	7,369	599,616
Trane Technologies plc	8,348	4,100,204

		12,026,121

Commercial Services & Supplies (0.3%)
Cintas Corp.	12,842	2,184,168
Copart, Inc.*	34,164	963,083
Republic Services, Inc.	7,524	1,603,214
Rollins, Inc.	10,945	456,844
Veralto Corp.	9,140	810,535
Waste Management, Inc.	13,931	3,104,941

		9,122,785

Construction & Engineering (0.3%)
Comfort Systems USA, Inc.	1,337	2,649,867
EMCOR Group, Inc.	1,694	1,405,817
Quanta Services, Inc.	5,640	4,061,025

		8,116,709

Electrical Equipment (1.2%)
AMETEK, Inc.	8,738	2,114,072
Eaton Corp. plc	14,663	6,248,197
Emerson Electric Co.	21,068	3,015,884
GE Vernova, Inc.	10,147	11,921,304
Generac Holdings, Inc.*	2,218	649,453
Hubbell, Inc., Class B	2,038	1,066,282
Rockwell Automation, Inc.	4,202	2,080,326
Vertiv Holdings Co., Class A	14,479	4,847,859

		31,943,377

Ground Transportation (0.8%)
CSX Corp.	69,995	3,326,862
Fedex Freight Holding Co., Inc.*	4,143	625,593
JB Hunt Transport Services, Inc.	2,742	793,617
Norfolk Southern Corp.	8,509	2,676,846
Old Dominion Freight Line, Inc.	7,019	1,520,316
Uber Technologies, Inc.*	76,868	5,546,795
Union Pacific Corp.	22,420	6,098,240

		20,588,269

Industrial Conglomerates (0.2%)
3M Co.	19,695	3,188,817
Honeywell International, Inc.	11,964	2,678,740

		5,867,557

Machinery (1.8%)
Caterpillar, Inc.	17,393	18,521,806
Cummins, Inc.	5,205	3,712,258
Deere & Co.	9,486	6,017,254
Dover Corp.	4,982	1,117,363
Fortive Corp.	11,936	729,170
IDEX Corp.	2,694	611,403
Illinois Tool Works, Inc.	9,985	2,700,643
Ingersoll Rand, Inc.	13,378	1,096,862
Nordson Corp.	1,957	590,407
Otis Worldwide Corp.	14,571	1,043,284
PACCAR, Inc.	19,970	2,398,797
Parker-Hannifin Corp.	4,761	4,656,829
Pentair plc	6,251	479,202
Snap-on, Inc.	1,921	773,011
Stanley Black & Decker, Inc.	5,677	534,319
Westinghouse Air Brake Technologies Corp.	6,457	1,740,807
Xylem, Inc.	9,066	1,071,692

		47,795,107

Passenger Airlines (0.2%)
Delta Air Lines, Inc.	24,767	2,319,677
Southwest Airlines Co.	18,229	937,335
United Airlines Holdings, Inc.*	12,136	1,650,375

		4,907,387

Professional Services (0.3%)
Automatic Data Processing, Inc.	15,095	3,380,525
Broadridge Financial Solutions, Inc.	4,526	619,836
Equifax, Inc.	4,545	721,382
Jacobs Solutions, Inc.	4,239	534,114
Leidos Holdings, Inc.	4,811	495,389
Paychex, Inc.	11,994	1,179,370
Verisk Analytics, Inc.	5,069	910,038

		7,840,654

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.2%)
Fastenal Co.	43,140	$2,072,014
United Rentals, Inc.	2,366	2,680,418
W.W. Grainger, Inc.	1,657	2,254,183

		7,006,615

Total Industrials		217,415,437

Information Technology (34.2%)
Communications Equipment (1.2%)
Arista Networks, Inc.*	38,991	6,623,791
Ciena Corp.*	5,394	2,646,081
Cisco Systems, Inc.	149,157	17,519,981
F5, Inc.*	2,115	879,756
Lumentum Holdings, Inc.*	2,938	2,520,980
Motorola Solutions, Inc.	6,310	2,620,480

		32,811,069

Electronic Equipment, Instruments & Components (1.1%)
Amphenol Corp., Class A	46,456	8,191,122
CDW Corp.	4,761	669,587
Coherent Corp.*	7,332	2,892,254
Corning, Inc.	29,575	7,554,342
Flex Ltd.*	13,885	2,250,342
Jabil, Inc.	3,934	1,516,478
Keysight Technologies, Inc.*	6,500	2,275,455
TE Connectivity plc	10,962	2,210,049
Teledyne Technologies, Inc.*	1,792	1,195,085
Zebra Technologies Corp., Class A*	1,805	475,184

		29,229,898

IT Services (0.6%)
Accenture plc, Class A	23,184	2,885,017
Akamai Technologies, Inc. (x)*	5,622	664,577
Cognizant Technology Solutions Corp., Class A	18,078	700,161
Gartner, Inc.*	2,376	307,977
GoDaddy, Inc., Class A*	4,846	411,329
International Business Machines Corp.	35,492	9,980,705
VeriSign, Inc.	3,090	777,320

		15,727,086

Semiconductors & Semiconductor Equipment (17.2%)
Advanced Micro Devices, Inc.*	61,575	35,769,533
Analog Devices, Inc.	18,436	7,322,226
Applied Materials, Inc.	29,969	21,667,587
Broadcom, Inc.	178,713	67,508,836
First Solar, Inc.*	4,035	952,099
Intel Corp.*	178,406	24,910,830
KLA Corp.	49,328	14,882,751
Lam Research Corp.	47,224	20,463,576
Marvell Technology, Inc.	33,062	9,848,839
Microchip Technology, Inc.	20,341	1,855,099
Micron Technology, Inc.	42,586	49,156,594
Monolithic Power Systems, Inc.	1,868	2,582,248
NVIDIA Corp.	914,621	183,006,516
NXP Semiconductors NV	9,447	2,654,890
ON Semiconductor Corp.*	14,940	1,412,428
Qnity Electronics, Inc.	7,943	1,297,171
QUALCOMM, Inc.	39,801	7,354,827
Skyworks Solutions, Inc. (x)	5,927	401,851
Teradyne, Inc.	5,935	2,871,590
Texas Instruments, Inc.	34,368	10,244,070

		466,163,561

Software (6.7%)
Adobe, Inc.*	15,264	3,129,425
AppLovin Corp., Class A*	10,159	5,234,222
Autodesk, Inc.*	8,102	1,575,191
Cadence Design Systems, Inc.*	10,451	3,922,469
Crowdstrike Holdings, Inc., Class A*	9,592	7,320,039
Datadog, Inc., Class A*	12,586	3,276,891
Fair Isaac Corp.*	891	1,064,549
Fortinet, Inc.*	23,516	3,612,528
Gen Digital, Inc.	19,846	493,967
Intuit, Inc.	10,438	2,724,318
Microsoft Corp.	280,514	104,637,332
Oracle Corp.	64,078	9,390,631
Palantir Technologies, Inc., Class A*	86,704	10,115,756
Palo Alto Networks, Inc.*	30,626	10,444,079
PTC, Inc.*	4,348	493,976
Roper Technologies, Inc.	3,811	1,289,604
Salesforce, Inc.	30,891	4,839,384
ServiceNow, Inc.*	38,944	3,866,360
Synopsys, Inc.*	7,203	3,213,042
Trimble, Inc.*	9,079	464,663
Tyler Technologies, Inc.*	1,675	489,871
Workday, Inc., Class A*	7,545	923,659

		182,521,956

Technology Hardware, Storage & Peripherals (7.4%)
Apple, Inc.#	554,627	160,486,869
Dell Technologies, Inc., Class C	10,924	4,713,269
Hewlett Packard Enterprise Co.	50,104	2,260,191
HP, Inc.	34,117	748,527
NetApp, Inc.	7,512	1,162,557
Sandisk Corp.*	5,592	12,714,698
Seagate Technology Holdings plc	8,468	8,171,620
Super Micro Computer, Inc. (x)*	19,466	570,938
Western Digital Corp.	13,028	8,321,244

		199,149,913

Total Information Technology		925,603,483

Materials (1.7%)
Chemicals (0.9%)
Air Products and Chemicals, Inc.	8,328	2,441,603
Albemarle Corp.	4,534	612,226
CF Industries Holdings, Inc.	5,955	644,688
Corteva, Inc.	25,256	2,138,931
Dow, Inc.	27,579	754,561
DuPont de Nemours, Inc.	5,122	694,748
Ecolab, Inc.	9,565	2,664,905
International Flavors & Fragrances, Inc.	9,615	761,700
Linde plc	17,459	9,060,174
LyondellBasell Industries NV, Class A	9,717	511,600
Mosaic Co. (The)	12,061	255,573
PPG Industries, Inc.	8,452	1,025,143
Sherwin-Williams Co. (The)	8,595	2,959,430

		24,525,282

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.2%)
CRH plc	25,477	$2,726,039
Martin Marietta Materials, Inc.	2,275	1,311,993
Vulcan Materials Co.	4,900	1,445,549

		5,483,581

Containers & Packaging (0.2%)
Amcor plc	17,166	744,146
Avery Dennison Corp.	2,927	475,198
Ball Corp.	10,395	648,648
International Paper Co.	19,349	737,197
Packaging Corp. of America	3,386	806,816
Smurfit Westrock plc	19,668	909,842

		4,321,847

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	54,222	3,410,022
Newmont Corp.	40,313	3,765,234
Nucor Corp.	8,658	1,928,569
Steel Dynamics, Inc.	5,119	1,174,606

		10,278,431

Total Materials		44,609,141

Real Estate (1.6%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	5,467	288,931
Healthpeak Properties, Inc. (REIT)	25,046	535,984
Ventas, Inc. (REIT)	18,327	1,627,438
Welltower, Inc. (REIT)	26,778	6,077,803

		8,530,156

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	25,155	596,425

Industrial REITs (0.2%)
Prologis, Inc. (REIT)	35,207	4,769,492

Office REITs (0.0%)†
BXP, Inc. (REIT)(x)	5,344	354,361

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	10,932	1,472,431
CoStar Group, Inc.*	15,264	432,277

		1,904,708

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	5,388	1,016,662
Camden Property Trust (REIT)	3,687	422,125
Equity Residential (REIT)	12,563	853,404
Essex Property Trust, Inc. (REIT)	2,418	705,065
Invitation Homes, Inc. (REIT)	20,506	619,486
Mid-America Apartment Communities, Inc. (REIT)	4,598	638,846
UDR, Inc. (REIT)	10,940	436,725

		4,692,313

Retail REITs (0.2%)
Federal Realty Investment Trust (REIT)	2,923	360,815
Kimco Realty Corp. (REIT)	25,174	638,161
Realty Income Corp. (REIT)	35,049	2,171,636
Regency Centers Corp. (REIT)	5,946	474,134
Simon Property Group, Inc. (REIT)	12,182	2,724,504

		6,369,250

Specialized REITs (0.6%)
American Tower Corp. (REIT)	17,591	2,877,360
Crown Castle, Inc. (REIT)	16,659	1,261,586
Digital Realty Trust, Inc. (REIT)	12,317	2,211,887
Equinix, Inc. (REIT)	3,712	3,869,352
Extra Space Storage, Inc. (REIT)	7,935	1,152,955
Iron Mountain, Inc. (REIT)	11,236	1,419,219
Public Storage (REIT)	5,948	1,893,308
SBA Communications Corp. (REIT)	4,159	733,897
VICI Properties, Inc. (REIT), Class A	40,688	1,080,266
Weyerhaeuser Co. (REIT)	26,417	632,423

		17,132,253

Total Real Estate		44,348,958

Utilities (2.0%)
Electric Utilities (1.3%)
Alliant Energy Corp.	9,436	719,873
American Electric Power Co., Inc.	20,727	2,835,661
Constellation Energy Corp.	12,004	2,981,434
Duke Energy Corp.	29,343	3,714,237
Edison International	14,302	1,064,784
Entergy Corp.	17,321	1,989,490
Evergy, Inc.	9,044	781,673
Eversource Energy	14,174	1,024,355
Exelon Corp.	39,137	1,824,567
FirstEnergy Corp.	19,632	933,305
NextEra Energy, Inc.	78,747	6,911,624
NRG Energy, Inc.	7,778	1,136,055
PG&E Corp.	84,415	1,419,860
Pinnacle West Capital Corp.	4,663	498,941
PPL Corp.	28,986	1,053,641
Southern Co. (The)	42,393	4,057,434
Xcel Energy, Inc.	23,601	1,895,160

		34,842,094

Gas Utilities (0.1%)
Atmos Energy Corp.	6,264	1,079,099

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	27,524	403,502
Vistra Corp.	11,964	1,897,849

		2,301,351

Multi-Utilities (0.5%)
Ameren Corp.	10,594	1,197,546
CenterPoint Energy, Inc.	25,063	1,103,775
CMS Energy Corp.	11,983	916,700
Consolidated Edison, Inc.	13,643	1,509,325
Dominion Energy, Inc.	32,583	2,225,093
DTE Energy Co.	7,776	1,184,829
NiSource, Inc.	18,513	880,293
Public Service Enterprise Group, Inc.	19,096	1,549,831
Sempra	24,982	2,316,081
WEC Energy Group, Inc.	12,488	1,458,224

		14,341,697

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Water Utilities (0.0%)†
American Water Works Co., Inc.	7,240	$952,639

Total Utilities		53,516,880

Total Common Stocks (90.0%) (Cost $483,472,393)		2,433,987,206

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Hologic, Inc., CVR* (Cost $67)	8,899	89

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.8%)
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	1,988,653	1,988,653
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	72,452,076	72,452,076
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	24,379	24,379

Total Investment Companies		74,465,108

Total Short-Term Investments (2.8%) (Cost $74,475,658)		74,465,108

Total Investments in Securities (92.8%) (Cost $557,948,118)		2,508,452,403
Other Assets Less Liabilities (7.2%)		194,452,979

Net Assets (100%)		$2,702,905,382

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $5,955,840.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $3,865,305. This was collateralized by $1,976,578 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.250%, maturing 1/15/27 – 5/15/56 and by cash of $2,013,032 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	4,001	4,776,927	—	(487,060)	393,535	(836,200)	3,847,202	48,310	—

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	715	9/2026	USD	269,849,938	140,474

					140,474

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$235,727,773	$—	$—	$235,727,773
Consumer Discretionary	226,671,024	—	—	226,671,024
Consumer Staples	111,187,595	—	—	111,187,595
Energy	72,493,901	—	—	72,493,901
Financials	286,065,191	—	—	286,065,191
Health Care	216,347,823	—	—	216,347,823
Industrials	217,415,437	—	—	217,415,437
Information Technology	925,603,483	—	—	925,603,483
Materials	44,609,141	—	—	44,609,141
Real Estate	44,348,958	—	—	44,348,958
Utilities	53,516,880	—	—	53,516,880
Futures	140,474	—	—	140,474
Rights
Health Care	—	89	—	89
Short-Term Investments
Investment Companies	74,465,108	—	—	74,465,108

Total Assets	$2,508,592,788	$89	$—	$2,508,592,877

Total Liabilities	$—	$—	$—	$—

Total	$2,508,592,788	$89	$—	$2,508,592,877

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$140,474	*

Total		$140,474

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$19,755,787	$19,755,787

Total	$19,755,787	$19,755,787

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(220,269)	$(220,269)

Total	$(220,269)	$(220,269)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$262,124,000

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$37,189,905
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$289,826,126

During the period ended June 30, 2026, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 33%)*	Net Proceeds of Sales and Redemptions (affiliated 5%)*	Net Realized Gain (Loss)
$ 12,274,171	$15,430,801	$8,216,716

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,982,611,434
Aggregate gross unrealized depreciation	(33,771,015)

Net unrealized appreciation	$1,948,840,419

Federal income tax cost of investments in securities and derivative instruments, if applicable	$559,752,458

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $697,340)	$3,847,202
Unaffiliated Issuers (Cost $557,250,778)	2,504,605,201
Cash	176,407,232
Cash held as collateral at broker for futures	19,712,400
Dividends, interest and other receivables	1,794,633
Due from broker for futures variation margin	1,724,388
Securities lending income receivable	889
Other assets	27,789

Total assets	2,708,119,734

LIABILITIES
Payable for return of collateral on securities loaned	2,013,032
Payable for Portfolio shares repurchased	1,702,107
Investment management fees payable	984,920
Administrative fees payable	277,136
Accrued expenses	237,157

Total liabilities	5,214,352

Commitments and contingent liabilities^
NET ASSETS	$2,702,905,382

Net assets were comprised of:
Paid in capital	$722,266,345
Total distributable earnings (loss)	1,980,639,037

Net assets	$2,702,905,382

Class K
Net asset value, offering and redemption price per share, $2,702,905,382 / 176,444,023 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.32

(x)	Includes value of securities on loan of $3,865,305.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends ($48,310 of dividend income received from affiliates) (net of $1,381 foreign withholding tax)	$15,693,508
Interest	3,345,482
Securities lending (net)	3,119

Total income	19,042,109

EXPENSES
Investment management fees	5,889,707
Administrative fees	1,652,681
Professional fees	123,943
Printing and mailing expenses	65,662
Custodian fees	59,890
Trustees’ fees	41,976
Miscellaneous	34,875

Total expenses	7,868,734

NET INVESTMENT INCOME (LOSS)	11,173,375

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($393,535 realized gain (loss) from affiliates)	218,183,867
Futures contracts	19,755,787

Net realized gain (loss)	237,939,654

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(836,200) of change in unrealized appreciation (depreciation) from affiliates)	3,679,303
Futures contracts	(220,269)

Net change in unrealized appreciation (depreciation)	3,459,034

NET REALIZED AND UNREALIZED GAIN (LOSS)	241,398,688

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$252,572,063

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,173,375	$25,819,141
Net realized gain (loss)	237,939,654	282,946,950
Net change in unrealized appreciation (depreciation)	3,459,034	17,147,459

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	252,572,063	325,913,550

Distributions to shareholders:
Class K	—	(411,639,736)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 90,381 and 6,762,246 shares, respectively ]	1,274,184	87,034,411
Capital shares issued in reinvestment of dividends and distributions [ 0 and 28,991,121 shares, respectively ]	—	411,639,736
Capital shares repurchased [ (20,097,589) and (33,015,106) shares, respectively ]	(290,358,707)	(486,246,363)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(289,084,523)	12,427,784

TOTAL INCREASE (DECREASE) IN NET ASSETS	(36,512,460)	(73,298,402)
NET ASSETS:
Beginning of period	2,739,417,842	2,812,716,244

End of period	$2,702,905,382	$2,739,417,842

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.94		$14.52	$14.35	$12.58	$16.88	$14.94

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.14	0.19	0.18	0.14	0.12
Net realized and unrealized gain (loss)	1.32		1.61	3.36	2.98	(3.54)	3.98

Total from investment operations	1.38		1.75	3.55	3.16	(3.40)	4.10

Less distributions:
Dividends from net investment income	—		(0.15)	(0.22)	(0.19)	(0.15)	(0.13)
Distributions from net realized gains	—		(2.18)	(3.16)	(1.20)	(0.75)	(2.03)

Total dividends and distributions	—		(2.33)	(3.38)	(1.39)	(0.90)	(2.16)

Net asset value, end of period	$15.32		$13.94	$14.52	$14.35	$12.58	$16.88

Total return (b)(y)	9.90%		12.15%	24.18%	25.54%	(20.28)%	27.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,702,905		$2,739,418	$2,812,716	$2,880,016	$2,537,689	$3,593,669
Ratio of expenses to average net assets (a)(f)	0.59%		0.59%	0.59%	0.59%	0.58%	0.57%
Ratio of net investment income (loss) to average net assets (a)(g)	0.84%		0.94%	1.15%	1.26%	0.97%	0.69%
Portfolio turnover rate^	2	%(z)	3%	2%	2%	2%	3%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.3%)
Entertainment (0.5%)
Roku, Inc.*	10,510	$1,451,851
Warner Music Group Corp., Class A	11,996	324,732

		1,776,583

Interactive Media & Services (0.3%)
Pinterest, Inc., Class A*	39,246	825,344

Media (0.5%)
New York Times Co. (The), Class A	13,106	917,158
Nexstar Media Group, Inc., Class A	2,349	419,508
Sirius XM Holdings, Inc.	15,328	452,789

		1,789,455

Total Communication Services		4,391,382

Consumer Discretionary (9.6%)
Automobile Components (0.9%)
Autoliv, Inc.	5,563	646,254
BorgWarner, Inc.	16,655	1,105,892
Gentex Corp.	17,360	438,687
Goodyear Tire & Rubber Co. (The)*	24,116	159,165
Lear Corp.	4,061	544,418
Visteon Corp.	2,175	215,782

		3,110,198

Automobiles (0.2%)
Harley-Davidson, Inc.	8,602	210,405
Thor Industries, Inc.	4,225	317,551

		527,956

Broadline Retail (0.3%)
Macy’s, Inc.	21,602	508,727
Ollie’s Bargain Outlet Holdings, Inc.*	4,928	378,865

		887,592

Diversified Consumer Services (0.7%)
Duolingo, Inc., Class A*	3,252	374,045
Graham Holdings Co., Class B	274	312,749
Grand Canyon Education, Inc.*	2,144	306,828
H&R Block, Inc.	10,234	389,711
Service Corp. International	11,208	851,359

		2,234,692

Hotels, Restaurants & Leisure (2.3%)
Aramark	21,308	1,212,425
Boyd Gaming Corp.	4,470	394,835
Cava Group, Inc.*	8,140	638,827
Choice Hotels International, Inc. (x)	1,588	175,109
Churchill Downs, Inc.	5,373	481,636
Dutch Bros, Inc., Class A*	10,365	744,311
Hilton Grand Vacations, Inc.*	4,871	255,094
Hyatt Hotels Corp., Class A (x)	3,331	645,681
Planet Fitness, Inc., Class A*	6,425	335,192
Texas Roadhouse, Inc., Class A	5,355	1,034,747
Travel + Leisure Co.	5,056	386,430
Vail Resorts, Inc. (x)	2,905	395,516
Wingstop, Inc.	2,216	384,276
Wyndham Hotels & Resorts, Inc.	6,075	511,576

		7,595,655

Household Durables (1.6%)
KB Home	5,016	313,951
SharkNinja, Inc.*	5,764	877,684
Somnigroup International, Inc.	17,122	1,342,365
Taylor Morrison Home Corp., Class A*	7,576	543,502
Toll Brothers, Inc.	7,666	1,262,974
TopBuild Corp.*	2,281	808,683
Whirlpool Corp. (x)	5,183	204,314

		5,353,473

Leisure Products (0.4%)
Brunswick Corp.	5,317	447,904
Mattel, Inc.*	23,818	330,594
Polaris, Inc.	4,376	299,493
YETI Holdings, Inc.*	6,176	306,083

		1,384,074

Specialty Retail (2.7%)
Abercrombie & Fitch Co., Class A*	3,634	327,096
AutoNation, Inc.*	2,037	378,454
Bath & Body Works, Inc.	16,380	378,869
Burlington Stores, Inc.*	5,086	1,611,245
Chewy, Inc., Class A*	19,642	385,965
Dick’s Sporting Goods, Inc.	5,369	1,217,743
Five Below, Inc.*	4,501	809,235
Floor & Decor Holdings, Inc., Class A*	8,786	521,537
GameStop Corp., Class A (x)*	33,352	736,412
Gap, Inc. (The)	18,156	339,154
Lithia Motors, Inc., Class A	1,856	539,150
Murphy USA, Inc.	1,366	736,097
Penske Automotive Group, Inc.	1,500	268,425
RH (x)*	1,255	206,736
Valvoline, Inc.*	10,348	409,160

		8,865,278

Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd.*	9,518	176,749
Columbia Sportswear Co.	1,835	113,440
Crocs, Inc.*	4,027	485,817
PVH Corp.	3,737	277,510
VF Corp.	26,892	448,558

		1,502,074

Total Consumer Discretionary		31,460,992

Consumer Staples (2.9%)
Beverages (0.4%)
Boston Beer Co., Inc. (The), Class A*	603	106,749
Celsius Holdings, Inc.*	12,993	380,435
Coca-Cola Consolidated, Inc.	4,589	876,132

		1,363,316

Consumer Staples Distribution & Retail (1.8%)
Albertsons Cos., Inc., Class A	29,592	400,380
BJ’s Wholesale Club Holdings, Inc.*	10,362	903,774
Maplebear, Inc.*	13,409	634,916
Performance Food Group Co.*	12,756	1,425,993
Sprouts Farmers Market, Inc.*	7,642	646,360
US Foods Holding Corp.*	17,885	1,828,741

		5,840,164

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (0.6%)
Darling Ingredients, Inc.*	12,911	$705,199
Ingredion, Inc.	5,076	480,748
Marzetti Co. (The)	1,630	186,081
Pilgrim’s Pride Corp.	3,350	94,168
Post Holdings, Inc.*	3,276	289,140

		1,755,336

Personal Care Products (0.1%)
e.l.f. Beauty, Inc.*	4,743	350,982

Total Consumer Staples		9,309,798

Energy (3.9%)
Energy Equipment & Services (1.1%)
NOV, Inc.	29,235	542,309
TechnipFMC plc	32,447	2,151,236
Valaris Ltd.*	5,182	376,213
Weatherford International plc	5,843	476,205

		3,545,963

Oil, Gas & Consumable Fuels (2.8%)
Antero Midstream Corp.	27,400	623,350
Antero Resources Corp.*	23,876	839,003
Chord Energy Corp.	4,633	529,552
CNX Resources Corp.*	11,621	394,301
DT Midstream, Inc.	8,308	1,219,116
HF Sinclair Corp.	12,493	870,137
Matador Resources Co.	9,451	470,471
Murphy Oil Corp.	10,961	356,890
Ovintiv, Inc.	22,414	1,180,097
PBF Energy, Inc., Class A	6,706	305,257
Permian Resources Corp., Class A	62,923	1,158,412
Range Resources Corp.	19,233	715,275
Viper Energy, Inc., Class A	15,619	662,246

		9,324,107

Total Energy		12,870,070

Financials (13.3%)
Banks (5.4%)
Associated Banc-Corp.	12,811	394,195
Bank OZK	8,282	431,409
Columbia Banking System, Inc.	23,757	761,412
Commerce Bancshares, Inc.	10,855	626,876
Cullen/Frost Bankers, Inc.	5,130	792,688
East West Bancorp, Inc.	11,121	1,435,610
First Financial Bankshares, Inc.	10,152	351,259
First Horizon Corp.	38,966	999,088
Flagstar Bank NA	24,846	371,199
FNB Corp.	29,937	571,198
Glacier Bancorp, Inc.	10,518	542,519
Hancock Whitney Corp.	6,494	485,232
Home BancShares, Inc.	15,330	437,672
International Bancshares Corp.	4,272	324,458
Old National Bancorp	28,306	733,125
Pinnacle Financial Partners, Inc.	12,266	1,237,394
Prosperity Bancshares, Inc.	8,076	589,790
SouthState Bank Corp.	7,879	787,112
Texas Capital Bancshares, Inc.	3,607	372,459
UMB Financial Corp.	5,837	833,290
United Bankshares, Inc.	11,024	505,230
Valley National Bancorp	40,057	586,835
Webster Financial Corp.	13,051	997,357
Western Alliance Bancorp	8,363	687,439
Wintrust Financial Corp.	5,477	880,263
Zions Bancorp NA	11,751	813,052

		17,548,161

Capital Markets (2.1%)
Affiliated Managers Group, Inc.	2,162	731,621
Carlyle Group, Inc. (The)	21,077	887,553
Evercore, Inc., Class A	3,148	1,074,853
Federated Hermes, Inc., Class B	5,954	328,780
Hamilton Lane, Inc., Class A	3,355	264,475
Houlihan Lokey, Inc., Class A	4,414	592,050
Janus Henderson Group plc	9,961	517,474
Jefferies Financial Group, Inc.	13,278	663,634
Morningstar, Inc.	1,805	281,616
SEI Investments Co.	7,440	652,562
Stifel Financial Corp.	12,469	869,962

		6,864,580

Consumer Finance (0.6%)
Ally Financial, Inc.	22,600	1,038,470
FirstCash Holdings, Inc.	3,158	683,139
SLM Corp.	15,448	400,721

		2,122,330

Financial Services (1.6%)
Corebridge Financial, Inc.	19,699	563,982
Equitable Holdings, Inc.‡	22,290	978,085
Essent Group Ltd.	7,469	480,107
Euronet Worldwide, Inc.*	2,907	212,763
MGIC Investment Corp.	17,255	486,591
Shift4 Payments, Inc., Class A (x)*	4,839	235,369
Toast, Inc., Class A*	38,129	1,060,749
Voya Financial, Inc.	7,358	666,120
WEX, Inc.*	2,805	395,758

		5,079,524

Insurance (3.1%)
American Financial Group, Inc.	5,593	782,684
Brighthouse Financial, Inc.*	4,656	294,725
CNO Financial Group, Inc.	7,506	382,656
Fidelity National Financial, Inc.	20,552	969,232
First American Financial Corp.	8,300	569,297
Hanover Insurance Group, Inc. (The)	2,844	608,957
Kinsale Capital Group, Inc.	1,798	592,998
Old Republic International Corp.	18,237	746,258
Primerica, Inc.	2,544	723,005
Reinsurance Group of America, Inc.	5,315	1,130,235
RenaissanceRe Holdings Ltd.	3,464	1,097,742
RLI Corp.	7,470	441,253
Ryan Specialty Holdings, Inc., Class A (x)	9,303	351,281
Selective Insurance Group, Inc.	4,910	476,319
Unum Group	11,924	1,066,006

		10,232,648

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
Annaly Capital Management, Inc. (REIT)	58,915	1,317,339
Starwood Property Trust, Inc. (REIT) (x)	29,155	477,559

		1,794,898

Total Financials		43,642,141

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (7.8%)
Biotechnology (2.8%)
Arrowhead Pharmaceuticals, Inc.*	11,440	$932,474
BioMarin Pharmaceutical, Inc.*	15,704	898,583
Cytokinetics, Inc.*	10,997	936,834
Exelixis, Inc.*	20,434	1,111,814
Halozyme Therapeutics, Inc.*	9,615	752,566
Neurocrine Biosciences, Inc.*	8,156	1,374,572
Roivant Sciences Ltd.*	36,805	1,302,529
United Therapeutics Corp.*	3,452	1,870,397

		9,179,769

Health Care Equipment & Supplies (1.1%)
Dentsply Sirona, Inc.	16,762	177,845
Envista Holdings Corp.*	13,363	352,115
Globus Medical, Inc., Class A*	9,127	721,124
Haemonetics Corp.*	3,777	283,275
Lantheus Holdings, Inc.*	5,297	587,649
LivaNova plc*	4,478	368,226
Penumbra, Inc.*	3,198	1,009,769

		3,500,003

Health Care Providers & Services (1.5%)
Chemed Corp.	1,082	503,931
Encompass Health Corp.	8,067	815,412
Ensign Group, Inc. (The)	4,728	757,898
HealthEquity, Inc.*	6,872	620,679
Hims & Hers Health, Inc. (x)*	17,237	597,607
Option Care Health, Inc.*	12,746	267,284
Tenet Healthcare Corp.*	6,996	1,308,812

		4,871,623

Health Care Technology (0.0%)†
Doximity, Inc., Class A*	10,630	220,466

Life Sciences Tools & Services (1.7%)
Avantor, Inc.*	56,394	558,301
Bio-Rad Laboratories, Inc., Class A*	1,458	428,083
Bruker Corp.	9,059	545,171
Illumina, Inc.*	12,295	2,161,830
Medpace Holdings, Inc.*	1,833	970,738
Repligen Corp.*	4,273	583,008
Sotera Health Co.*	21,528	382,122

		5,629,253

Pharmaceuticals (0.7%)
Elanco Animal Health, Inc.*	40,640	1,000,150
Jazz Pharmaceuticals plc*	5,070	1,221,718

		2,221,868

Total Health Care		25,622,982

Industrials (23.7%)
Aerospace & Defense (4.2%)
AeroVironment, Inc.*	2,602	429,512
ATI, Inc.*	11,066	2,181,108
BWX Technologies, Inc.	7,432	1,446,639
Carpenter Technology Corp.	4,039	2,491,417
Curtiss-Wright Corp.	3,014	2,283,889
Hexcel Corp.	6,120	612,367
Kratos Defense & Security Solutions, Inc.*	15,225	759,118
Moog, Inc., Class A	2,295	972,713
StandardAero, Inc.*	15,569	465,669
Woodward, Inc.	4,846	2,061,682

		13,704,114

Air Freight & Logistics (0.1%)
GXO Logistics, Inc.*	9,340	473,538

Building Products (1.8%)
AAON, Inc.	5,531	701,663
Advanced Drainage Systems, Inc.	5,843	917,117
Carlisle Cos., Inc.	3,284	1,191,271
Fortune Brands Innovations, Inc.	9,648	529,675
Owens Corning	6,544	1,040,234
Simpson Manufacturing Co., Inc.	3,357	702,788
Trex Co., Inc.*	8,459	423,289
UFP Industries, Inc.	4,592	416,678

		5,922,715

Commercial Services & Supplies (1.4%)
Brink’s Co. (The)	3,329	314,557
Clean Harbors, Inc.*	4,047	1,209,041
MSA Safety, Inc.	2,964	517,455
RB Global, Inc.	15,107	1,759,210
Tetra Tech, Inc.	21,075	608,857

		4,409,120

Construction & Engineering (2.9%)
AECOM	10,425	727,665
API Group Corp.*	31,382	1,329,028
Dycom Industries, Inc.*	2,447	1,237,179
Fluor Corp.*	11,399	597,193
IES Holdings, Inc.*	714	524,547
MasTec, Inc.*	5,012	2,085,293
Sterling Infrastructure, Inc.*	2,495	2,094,203
Valmont Industries, Inc.	1,583	914,341

		9,509,449

Electrical Equipment (2.4%)
Acuity, Inc.	2,454	924,324
EnerSys	2,990	699,122
Nextpower, Inc., Class A*	12,069	1,437,901
nVent Electric plc	13,143	2,229,184
Regal Rexnord Corp.	5,397	1,285,511
Sensata Technologies Holding plc	11,876	566,960
Vicor Corp.*	1,893	718,924

		7,861,926

Ground Transportation (1.7%)
Avis Budget Group, Inc.*	1,369	202,379
Knight-Swift Transportation Holdings, Inc., Class A	13,240	1,030,999
Landstar System, Inc.	2,771	573,071
Ryder System, Inc.	3,140	828,238
Saia, Inc.*	2,177	916,865
XPO, Inc.*	9,538	1,958,056

		5,509,608

Machinery (5.2%)
AGCO Corp.	4,893	585,692
Chart Industries, Inc.*	3,621	756,572
CNH Industrial NV	72,614	815,455

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Crane Co.	3,991	$890,272
Donaldson Co., Inc.	9,371	841,235
Esab Corp.	4,682	461,786
Flowserve Corp.	10,376	769,484
Graco, Inc.	13,286	1,004,554
ITT, Inc.	7,188	1,421,499
Lincoln Electric Holdings, Inc.	4,443	1,179,661
Middleby Corp. (The)*	3,399	584,662
Mueller Industries, Inc.	9,015	1,108,214
Oshkosh Corp.	5,074	778,757
RBC Bearings, Inc.*	2,578	1,660,387
SPX Technologies, Inc.*	4,064	996,371
Terex Corp.	9,331	675,471
Timken Co. (The)	5,175	752,031
Toro Co. (The)	7,867	766,403
Watts Water Technologies, Inc., Class A	2,184	854,927

		16,903,433

Marine Transportation (0.2%)
Kirby Corp.*	4,348	591,198

Passenger Airlines (0.4%)
Alaska Air Group, Inc.*	8,957	467,555
American Airlines Group, Inc.*	54,256	980,406

		1,447,961

Professional Services (1.8%)
Booz Allen Hamilton Holding Corp.	9,742	591,047
CACI International, Inc., Class A*	1,800	833,868
ExlService Holdings, Inc.*	12,525	323,896
Exponent, Inc.	3,963	232,866
FTI Consulting, Inc.*	2,422	360,902
Genpact Ltd.	12,693	349,057
KBR, Inc.	10,185	351,688
Maximus, Inc.	4,281	230,147
Parsons Corp.*	4,325	226,587
Paylocity Holding Corp.*	3,503	366,169
Science Applications International Corp.	3,509	387,429
TransUnion	15,592	1,124,807
UL Solutions, Inc., Class A	6,283	639,986

		6,018,449

Trading Companies & Distributors (1.6%)
Applied Industrial Technologies, Inc.	3,006	1,016,479
Core & Main, Inc., Class A*	15,261	736,343
GATX Corp.	2,887	511,548
MSC Industrial Direct Co., Inc., Class A	3,715	441,899
Watsco, Inc.	2,838	1,182,680
WESCO International, Inc.	3,954	1,365,830

		5,254,779

Total Industrials		77,606,290

Information Technology (14.0%)
Communications Equipment (0.3%)
Viavi Solutions, Inc.*	18,873	901,186

Electronic Equipment, Instruments & Components (3.7%)
Advanced Energy Industries, Inc.	3,098	1,155,151
Arrow Electronics, Inc.*	4,165	888,853
Avnet, Inc.	6,673	592,696
Belden, Inc.	3,197	383,352
Cognex Corp.	13,539	980,494
Crane NXT Co.	4,103	209,910
Fabrinet*	2,915	1,638,463
IPG Photonics Corp.*	2,064	242,148
Littelfuse, Inc.	2,048	932,516
Novanta, Inc.*	2,898	470,172
Sanmina Corp.*	4,325	1,094,571
TD SYNNEX Corp.	6,080	1,625,427
TTM Technologies, Inc.*	8,447	1,579,758
Vontier Corp.	11,582	335,878

		12,129,389

IT Services (1.7%)
DigitalOcean Holdings, Inc.*	6,606	1,037,340
Kyndryl Holdings, Inc.*	18,447	208,636
Okta, Inc.*	13,619	1,858,312
Twilio, Inc., Class A*	12,337	2,545,493

		5,649,781

Semiconductors & Semiconductor Equipment (5.2%)
Allegro MicroSystems, Inc.*	10,140	705,947
Amkor Technology, Inc.	9,287	800,818
Cirrus Logic, Inc.*	4,087	607,042
Entegris, Inc.	12,374	2,225,588
Lattice Semiconductor Corp.*	11,169	1,708,410
MACOM Technology Solutions Holdings, Inc.*	5,321	2,023,949
MKS, Inc.	5,493	2,443,286
Onto Innovation, Inc.*	4,054	1,534,236
Rambus, Inc.*	8,793	1,167,183
Semtech Corp.*	7,524	1,217,759
Silicon Laboratories, Inc.*	2,690	587,926
SiTime Corp.*	1,805	1,345,736
Synaptics, Inc.*	3,124	388,095
Universal Display Corp.	3,516	304,451

		17,060,426

Software (2.5%)
Appfolio, Inc., Class A*	1,987	318,615
Bentley Systems, Inc., Class B	12,104	361,789
BILL Holdings, Inc.*	7,199	260,316
Commvault Systems, Inc.*	3,372	477,913
Docusign, Inc.*	15,778	700,859
Dolby Laboratories, Inc., Class A	4,896	257,432
Dropbox, Inc., Class A*	12,279	337,304
Dynatrace, Inc.*	23,988	1,053,313
Guidewire Software, Inc.*	6,875	845,969
InterDigital, Inc.	2,090	591,742
Manhattan Associates, Inc.*	4,811	669,932
Nutanix, Inc., Class A*	21,551	1,098,239
Pegasystems, Inc.	7,331	219,710
Qualys, Inc.*	2,851	391,984
UiPath, Inc., Class A (x)*	34,998	380,428

		7,965,545

Technology Hardware, Storage & Peripherals (0.6%)
Everpure, Inc., Class A*	25,639	2,020,097

Total Information Technology		45,726,424

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (5.2%)
Chemicals (1.5%)
Ashland, Inc.	3,688	$243,002
Avient Corp.	7,409	273,837
Axalta Coating Systems Ltd.*	17,526	599,740
Cabot Corp.	4,212	382,534
NewMarket Corp.	624	493,734
Olin Corp.	9,102	180,402
RPM International, Inc.	10,386	1,154,404
Scotts Miracle-Gro Co. (The)	3,551	241,858
Solstice Advanced Materials, Inc.	12,832	1,136,915
Westlake Corp.	2,715	198,195

		4,904,621

Construction Materials (0.3%)
Eagle Materials, Inc.	2,572	578,700
Knife River Corp.*	4,624	386,798

		965,498

Containers & Packaging (0.9%)
AptarGroup, Inc.	5,145	644,154
Crown Holdings, Inc.	8,963	1,002,242
Graphic Packaging Holding Co.	24,017	253,860
Greif, Inc., Class A	2,003	149,203
Silgan Holdings, Inc.	7,138	331,132
Sonoco Products Co.	8,008	451,251

		2,831,842

Metals & Mining (2.4%)
Alcoa Corp.	21,412	1,116,422
Cleveland-Cliffs, Inc.*	46,215	433,959
Coeur Mining, Inc.	83,582	1,364,058
Commercial Metals Co.	8,989	564,060
Hecla Mining Co.	54,755	844,870
MP Materials Corp. (x)*	10,996	615,886
Reliance, Inc.	4,156	1,552,681
Royal Gold, Inc.	6,628	1,323,015

		7,814,951

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.	5,181	407,537

Total Materials		16,924,449

Real Estate (6.0%)
Diversified REITs (0.4%)
WP Carey, Inc. (REIT)	17,940	1,282,710

Health Care REITs (1.1%)
American Healthcare REIT, Inc. (REIT)	15,380	802,067
CareTrust REIT, Inc. (REIT)	18,814	759,145
Healthcare Realty Trust, Inc. (REIT), Class A	28,470	574,240
Omega Healthcare Investors, Inc. (REIT)	24,185	1,153,140
Sabra Health Care REIT, Inc. (REIT)	20,688	403,623

		3,692,215

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT) (x)	16,927	241,210

Industrial REITs (0.8%)
EastGroup Properties, Inc. (REIT)	4,370	885,056
First Industrial Realty Trust, Inc. (REIT)	10,771	660,370
Rexford Industrial Realty, Inc. (REIT)	18,354	614,859
STAG Industrial, Inc. (REIT)	15,442	587,723

		2,748,008

Office REITs (0.5%)
COPT Defense Properties (REIT)	9,141	332,641
Cousins Properties, Inc. (REIT)	13,466	403,711
Kilroy Realty Corp. (REIT)	8,607	322,504
Vornado Realty Trust (REIT)	12,835	504,415

		1,563,271

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.*	3,778	1,170,991

Residential REITs (0.7%)
American Homes 4 Rent (REIT), Class A	25,977	870,749
Equity LifeStyle Properties, Inc. (REIT)	15,739	1,014,378
Independence Realty Trust, Inc. (REIT)	19,159	319,764

		2,204,891

Retail REITs (0.8%)
Agree Realty Corp. (REIT)	9,720	736,193
Brixmor Property Group, Inc. (REIT)	24,966	787,178
Kite Realty Group Trust (REIT)	16,877	478,969
NNN REIT, Inc. (REIT)	15,360	714,701

		2,717,041

Specialized REITs (1.2%)
CubeSmart (REIT)	18,425	732,762
EPR Properties (REIT)	6,194	359,314
Gaming and Leisure Properties, Inc. (REIT)	22,952	1,022,053
Lamar Advertising Co. (REIT), Class A	7,109	1,108,862
National Storage Affiliates Trust (REIT)	5,776	256,859
Rayonier, Inc. (REIT)	22,448	477,693

		3,957,543

Total Real Estate		19,577,880

Utilities (2.8%)
Electric Utilities (0.7%)
IDACORP, Inc.	4,513	682,817
OGE Energy Corp.	16,970	825,760
Portland General Electric Co.	9,265	480,205
TXNM Energy, Inc.	8,047	456,909

		2,445,691

Gas Utilities (0.9%)
National Fuel Gas Co.	7,674	592,510
New Jersey Resources Corp.	8,027	449,833
ONE Gas, Inc.	4,857	374,329
Southwest Gas Holdings, Inc.	5,231	463,885
Spire, Inc.	4,869	380,220
UGI Corp.	17,384	600,443

		2,861,220

Independent Power and Renewable Electricity Producers (0.6%)
Ormat Technologies, Inc.	4,982	542,540
Talen Energy Corp.*	3,699	1,421,377

		1,963,917

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (0.3%)
Black Hills Corp.	6,179	$459,718
Northwestern Energy Group, Inc.	5,062	362,540

		822,258

Water Utilities (0.3%)
Essential Utilities, Inc.	23,254	890,861

Total Utilities		8,983,947

Total Common Stocks (90.5%) (Cost $178,674,348)		296,116,355

EXCHANGE TRADED FUNDS (ETF):
Equity (0.2%)
iShares Core S&P Mid-Cap ETF	9,502	732,699

Total Exchange Traded Funds (0.2%) (Cost $695,873)		732,699

SHORT-TERM INVESTMENTS:
Investment Companies (6.6%)
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	800,000	800,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	1,475,382	1,475,382
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	19,389,931	19,389,931
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	91,759	91,759

Total Investment Companies		21,757,072

Total Short-Term Investments (6.6%) (Cost $21,760,410)		21,757,072

Total Investments in Securities (97.3%) (Cost $201,130,631)		318,606,126
Other Assets Less Liabilities (2.7%)		8,724,735

Net Assets (100%)		$327,330,861

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $3,196,085. This was collateralized by $937,175 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 7/9/26 – 11/15/55 and by cash of $2,367,141 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	22,290	327,022	666,600	(14,455)	2,269	(3,351)	978,085	3,859	—

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	80	9/2026	USD	31,080,000	565,292

					565,292

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,391,382	$—	$—	$4,391,382
Consumer Discretionary	31,460,992	—	—	31,460,992
Consumer Staples	9,309,798	—	—	9,309,798
Energy	12,870,070	—	—	12,870,070
Financials	43,642,141	—	—	43,642,141
Health Care	25,622,982	—	—	25,622,982
Industrials	77,606,290	—	—	77,606,290
Information Technology	45,726,424	—	—	45,726,424
Materials	16,924,449	—	—	16,924,449
Real Estate	19,577,880	—	—	19,577,880
Utilities	8,983,947	—	—	8,983,947
Exchange Traded Fund	732,699	—	—	732,699
Futures	565,292	—	—	565,292
Short-Term Investments
Investment Companies	21,757,072	—	—	21,757,072

Total Assets	$319,171,418	$—	$—	$319,171,418

Total Liabilities	$—	$—	$—	$—

Total	$319,171,418	$—	$—	$319,171,418

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$565,292	*

Total		$565,292

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$3,237,779	$3,237,779

Total	$3,237,779	$3,237,779

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$966,525	$966,525

Total	$966,525	$966,525

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$29,186,000

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$29,156,506
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$43,354,334

During the period ended June 30, 2026, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 17%)*	Net Proceeds of Sales and Redemptions (affiliated 28%)*	Net Realized Gain (Loss)
$ 5,065,077	$11,943,335	$8,625,850

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$134,628,281
Aggregate gross unrealized depreciation	(16,374,546)

Net unrealized appreciation	$118,253,735

Federal income tax cost of investments in securities and derivative instruments, if applicable	$200,917,683

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $888,030)	$978,085
Unaffiliated Issuers (Cost $200,242,601)	317,628,041
Cash	10,119,402
Cash held as collateral at broker for futures	1,982,150
Receivable for securities sold	592,553
Dividends, interest and other receivables	328,657
Due from broker for futures variation margin	247,821
Securities lending income receivable	796
Other assets	3,224

Total assets	331,880,729

LIABILITIES
Payable for return of collateral on securities loaned	2,367,141
Payable for securities purchased	1,757,402
Payable for Portfolio shares repurchased	199,792
Investment management fees payable	109,008
Administrative fees payable	32,973
Accrued expenses	83,552

Total liabilities	4,549,868

Commitments and contingent liabilities^
NET ASSETS	$327,330,861

Net assets were comprised of:
Paid in capital	$207,389,080
Total distributable earnings (loss)	119,941,781

Net assets	$327,330,861

Class K
Net asset value, offering and redemption price per share, $327,330,861 / 36,110,773 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.06

(x)	Includes value of securities on loan of $3,196,085.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends ($3,859 of dividend income received from affiliates) (net of $1,612 foreign withholding tax)	$2,248,951
Interest	205,751
Securities lending (net)	8,529

Total income	2,463,231

EXPENSES
Investment management fees	694,359
Administrative fees	192,098
Custodian fees	40,444
Professional fees	33,197
Printing and mailing expenses	13,091
Trustees’ fees	4,770
Miscellaneous	8,922

Gross expenses	986,881
Less: Waiver from investment manager	(60,304)

Net expenses	926,577

NET INVESTMENT INCOME (LOSS)	1,536,654

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($2,269 realized gain (loss) from affiliates)	19,611,285
Futures contracts	3,237,779

Net realized gain (loss)	22,849,064

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(3,351) of change in unrealized appreciation (depreciation) from affiliates)	23,667,718
Futures contracts	966,525

Net change in unrealized appreciation (depreciation)	24,634,243

NET REALIZED AND UNREALIZED GAIN (LOSS)	47,483,307

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$49,019,961

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,536,654	$3,391,556
Net realized gain (loss)	22,849,064	7,355,214
Net change in unrealized appreciation (depreciation)	24,634,243	(1,029,127)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	49,019,961	9,717,643

Distributions to shareholders:
Class K	—	(21,622,135)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 340,536 and 3,734,099 shares, respectively ]	2,761,099	26,178,126
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,729,800 shares, respectively ]	—	21,622,135
Capital shares repurchased [ (2,394,928) and (5,189,848) shares, respectively ]	(20,020,484)	(40,952,309)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(17,259,385)	6,847,952

TOTAL INCREASE (DECREASE) IN NET ASSETS	31,760,576	(5,056,540)
NET ASSETS:
Beginning of period	295,570,285	300,626,825

End of period	$327,330,861	$295,570,285

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022	2021
Net asset value, beginning of period	$7.74		$8.15	$7.96	$7.11	$8.81	$8.12

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.09	0.10	0.10	0.07	0.05
Net realized and unrealized gain (loss)	1.28		0.09	0.98	1.01	(1.48)	1.85

Total from investment operations	1.32		0.18	1.08	1.11	(1.41)	1.90

Less distributions:
Dividends from net investment income	—		(0.09)	(0.11)	(0.11)	(0.08)	(0.06)
Distributions from net realized gains	—		(0.50)	(0.78)	(0.15)	(0.21)	(1.15)

Total dividends and distributions	—		(0.59)	(0.89)	(0.26)	(0.29)	(1.21)

Net asset value, end of period	$9.06		$7.74	$8.15	$7.96	$7.11	$8.81

Total return (b)(y)	17.05%		2.17%	13.21%	15.70%	(16.00)%	23.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$327,331		$295,570	$300,627	$299,703	$285,662	$313,922
Ratio of expenses to average net assets:
After waivers (a)(f)	0.60%		0.60%	0.60%	0.60%	0.60%	0.60%
Before waivers (a)(f)	0.64%		0.64%	0.65%	0.64%	0.64%	0.62%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	1.00%		1.16%	1.22%	1.30%	0.96%	0.56%
Before waivers (a)(g)	0.96%		1.11%	1.17%	1.26%	0.92%	0.53%
Portfolio turnover rate^	10	%(z)	18%	20%	19%	20%	17%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.2%)
Diversified Telecommunication Services (0.5%)
Anterix, Inc.*	3,440	$354,114
ATN International, Inc.	3,646	96,582
Bandwidth, Inc., Class A*	10,022	634,393
Cogent Communications Holdings, Inc.	15,228	211,365
IDT Corp., Class B	5,135	298,652
Liberty Capital Corp.*	771	16,885
Liberty Capital Corp., Class C*	10,442	225,129
Liberty Latin America Ltd., Class A*	6,359	49,855
Liberty Latin America Ltd., Class C*	38,690	301,395
Lumen Technologies, Inc.*	305,215	2,344,051
Shenandoah Telecommunications Co.	14,768	222,701
Uniti Group, Inc.	52,208	598,826

		5,353,948

Entertainment (0.7%)
AMC Entertainment Holdings, Inc., Class A*	195,655	371,744
Atlanta Braves Holdings, Inc., Class A(x)*	2,305	129,795
Atlanta Braves Holdings, Inc., Class C*	15,778	818,878
Cinemark Holdings, Inc.	33,486	1,062,511
CuriosityStream, Inc.	7,412	19,716
IMAX Corp.*	13,871	552,898
Lionsgate Studios Corp.*	62,500	956,875
Madison Square Garden Entertainment Corp., Class A*	12,319	996,484
Marcus Corp. (The)	7,440	174,542
Playtika Holding Corp.	26,015	96,776
Reservoir Media, Inc.*	7,788	77,023
Sphere Entertainment Co.*	8,409	1,455,009
Starz Entertainment Corp.*	4,039	116,566
Stubhub Holdings, Inc., Class A*	70,118	902,419

		7,731,236

Interactive Media & Services (0.4%)
Angi, Inc., Class A*	7,574	45,065
Arena Group Holdings, Inc. (The)*	446	370
Bumble, Inc., Class A*	22,715	72,688
Cargurus, Inc., Class A*	22,231	757,855
Cars.com, Inc.*	16,037	175,445
EverQuote, Inc., Class A*	8,046	191,414
fuboTV, Inc., Class A (x)*	8,580	78,936
Grindr, Inc.*	9,198	132,175
MediaAlpha, Inc., Class A*	11,348	142,644
Nextdoor Holdings, Inc.*	47,980	108,915
QuinStreet, Inc.*	18,205	266,703
RUM Group, Inc. (x)*	32,799	207,946
Shutterstock, Inc.	8,320	116,064
Taboola.com Ltd.*	41,039	205,195
Teads Holding Co.*	1,549	1,188
TripAdvisor, Inc.*	36,404	499,099
Trump Media & Technology Group Corp. (x)*	51,315	397,178
Webtoon Entertainment, Inc. (x)*	8,843	100,987
Yelp, Inc., Class A*	17,792	436,260
Ziff Davis, Inc.*	11,473	600,841
ZipRecruiter, Inc., Class A*	18,684	70,065
ZoomInfo Technologies, Inc., Class A*	77,887	228,209

		4,835,242

Media (0.5%)
Advantage Solutions, Inc. (x)*	1,595	68,968
AMC Global Media, Inc. (x)*	11,305	112,824
Boston Omaha Corp., Class A*	7,504	102,354
Cable One, Inc. (x)*	1,068	56,721
Clear Channel Outdoor Holdings, Inc.*	123,006	297,674
DoubleVerify Holdings, Inc.*	44,424	481,556
Emerald Holding, Inc. (x)	10,078	50,793
Entravision Communications Corp., Class A	20,221	263,682
EW Scripps Co. (The), Class A*	14,874	41,201
Gray Media, Inc.	27,959	110,997
Ibotta, Inc., Class A (x)*	3,785	129,296
iHeartMedia, Inc., Class A*	40,142	172,209
John Wiley & Sons, Inc., Class A	12,280	595,703
Lee Enterprises, Inc.*	1,526	13,673
Magnite, Inc.*	45,440	862,451
MNTN, Inc., Class A*	10,423	95,892
National CineMedia, Inc.	24,396	92,705
Newsmax, Inc., Class B*	18,172	150,464
Nexxen International Ltd.*	9,410	84,972
Optimum Communications, Inc., Class A*	88,177	127,857
PubMatic, Inc., Class A*	8,373	109,854
Scholastic Corp. (x)	5,320	244,720
Sinclair, Inc.	12,604	179,607
Stagwell, Inc., Class A*	30,656	227,774
TechTarget, Inc. (x)*	9,320	33,552
USA TODAY Co., Inc.*	44,292	378,697

		5,086,196

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	34,587	107,220
KORE Group Holdings, Inc.*	1,501	13,854
Spok Holdings, Inc.	5,831	59,709
Telephone and Data Systems, Inc.	30,004	1,110,448

		1,291,231

Total Communication Services		24,297,853

Consumer Discretionary (8.6%)
Automobile Components (1.1%)
Adient plc*	25,027	459,996
Cooper-Standard Holdings, Inc.*	4,953	133,979
Dana, Inc.	35,091	954,826
Dauch Corp.*	74,305	402,733
Dorman Products, Inc.*	8,695	1,186,433
Fox Factory Holding Corp.*	13,907	235,654
Garrett Motion, Inc.	53,318	1,931,711
Gentherm, Inc.*	10,417	355,324
Goodyear Tire & Rubber Co. (The)*	85,668	565,409
Holley, Inc.*	36,666	93,498
LCI Industries	8,005	847,569
Motorcar Parts of America, Inc.*	3,965	60,744
Patrick Industries, Inc.	10,087	905,611
Phinia, Inc.	11,996	988,111
Solid Power, Inc. (x)*	68,611	177,703
Standard Motor Products, Inc.	7,487	291,768
Stoneridge, Inc.*	6,733	49,286
Strattec Security Corp.*	1,387	112,971
Versigent plc*	22,802	957,912
Visteon Corp.	8,487	841,995
XPEL, Inc.(m)*	8,032	398,387

		11,951,620

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Automobiles (0.1%)
Harley-Davidson, Inc.	20,708	$506,518
Livewire Group, Inc. (x)*	7,210	8,075
Lucid Group, Inc., Class A (x)*	40,956	273,995
Winnebago Industries, Inc.	8,661	270,570

		1,059,158

Broadline Retail (0.1%)
1stdibs.com, Inc.*	5,365	26,289
Groupon, Inc. (x)*	10,470	251,908
Kohl’s Corp.	34,134	604,854
Pattern Group, Inc., Class A*	10,252	258,248
Savers Value Village, Inc.*	12,396	125,076

		1,266,375

Distributors (0.1%)
GigaCloud Technology, Inc., Class A*	7,905	249,798
Gold.com, Inc.	6,068	252,490
Weyco Group, Inc.	2,092	82,278

		584,566

Diversified Consumer Services (1.0%)
American Public Education, Inc.*	5,745	308,507
Carriage Services, Inc., Class A	3,564	136,644
Coursera, Inc.*	69,305	390,880
Covista, Inc.*	10,865	1,354,431
Driven Brands Holdings, Inc.*	19,650	273,921
Frontdoor, Inc.*	22,456	1,742,361
Graham Holdings Co., Class B	1,024	1,168,814
KinderCare Learning Cos., Inc.*	7,260	30,855
Laureate Education, Inc.*	38,875	1,411,940
Lincoln Educational Services Corp.*	9,290	463,571
Matthews International Corp., Class A	9,785	263,412
McGraw Hill, Inc.*	6,119	57,947
OneSpaWorld Holdings Ltd.	30,360	857,366
Perdoceo Education Corp.	18,941	606,112
Phoenix Education Partners, Inc.	1,321	43,395
Strategic Education, Inc.	7,162	548,752
Stride, Inc.*	13,311	1,147,941
Universal Technical Institute, Inc.*	15,109	646,212

		11,453,061

Hotels, Restaurants & Leisure (1.8%)
Accel Entertainment, Inc., Class A*	16,097	202,983
Bally’s Corp. (x)*	3,660	50,179
Biglari Holdings, Inc., Class A*	9	18,942
Biglari Holdings, Inc., Class B (x)*	366	155,927
BJ’s Restaurants, Inc.*	6,915	419,983
Black Rock Coffee Bar, Inc., Class A*	2,852	23,643
Bloomin’ Brands, Inc.	27,175	248,379
Brightstar Lottery plc	31,039	332,738
Brinker International, Inc.*	13,616	2,287,488
Cheesecake Factory, Inc. (The) (x)	14,881	1,183,635
Cracker Barrel Old Country Store, Inc. (x)	7,222	384,933
Dave & Buster’s Entertainment, Inc.*	6,079	69,301
Dine Brands Global, Inc. (x)	2,685	96,392
El Pollo Loco Holdings, Inc.*	8,167	138,512
First Watch Restaurant Group, Inc.*	17,569	226,464
Genius Sports Ltd.*	74,055	448,773
Global Business Travel Group I*	41,095	385,882
Hilton Grand Vacations, Inc.*	17,842	934,386
Inspired Entertainment, Inc.*	6,729	55,514
Jack in the Box, Inc. (x)*	5,445	86,085
Krispy Kreme, Inc. (x)*	27,900	98,487
Kura Sushi USA, Inc., Class A*	2,563	147,526
Life Time Group Holdings, Inc.*	45,407	1,854,422
Lindblad Expeditions Holdings, Inc.*	15,399	434,868
Marriott Vacations Worldwide Corp.	8,869	903,574
Monarch Casino & Resort, Inc.	3,711	488,405
Nathan’s Famous, Inc.	840	85,344
Navan, Inc., Class A (x)*	31,762	726,397
Papa John’s International, Inc. (x)	10,780	396,381
Penn Entertainment, Inc.*	40,563	866,426
Portillo’s, Inc., Class A (x)*	18,249	86,500
Pursuit Attractions and Hospitality, Inc.*	6,929	387,816
RCI Hospitality Holdings, Inc.	1,341	36,636
Red Rock Resorts, Inc., Class A	15,168	986,830
Rush Street Interactive, Inc.*	31,089	924,587
Sabre Corp.*	104,233	217,847
Serve Robotics, Inc. (x)*	16,305	107,287
Shake Shack, Inc., Class A*	12,492	699,802
Sharplink, Inc. (x)*	59,268	284,486
Six Flags Entertainment Corp. (x)*	30,791	655,848
Super Group SGHC Ltd.	51,540	698,367
Sweetgreen, Inc., Class A*	33,852	298,236
Target Hospitality Corp.*	12,823	261,076
United Parks & Resorts, Inc. (x)*	6,214	296,656
Venu Holding Corp.*	10,457	23,737
Wendy’s Co. (The) (x)	51,032	423,055
Xponential Fitness, Inc., Class A (x)*	7,925	54,841

		20,195,576

Household Durables (1.5%)
Beazer Homes USA, Inc.*	9,123	255,900
Cavco Industries, Inc.*	2,480	1,523,662
Century Communities, Inc.	7,915	567,189
Champion Homes, Inc.*	17,373	1,530,909
Cricut, Inc., Class A (x)	10,853	47,645
Dream Finders Homes, Inc., Class A*	9,498	163,935
Ethan Allen Interiors, Inc.	7,800	174,252
Flexsteel Industries, Inc.	1,239	92,281
GoPro, Inc., Class A*	30,505	23,733
Green Brick Partners, Inc.*	9,878	790,635
Hamilton Beach Brands Holding Co., Class A	1,755	40,418
Helen of Troy Ltd.*	7,277	211,542
Hovnanian Enterprises, Inc., Class A*	1,394	198,519
Installed Building Products, Inc. (x)	7,457	1,713,917
KB Home	19,549	1,223,572
La-Z-Boy, Inc.	12,724	510,487
Legacy Housing Corp.*	2,865	75,264
Leggett & Platt, Inc.	43,038	503,975
LGI Homes, Inc.*	6,838	435,444
Lifetime Brands, Inc.	2,577	21,982
Lovesac Co. (The)*	2,973	49,619
M/I Homes, Inc.*	7,927	1,274,582
Meritage Homes Corp.	20,523	1,720,854
Newell Brands, Inc.	134,863	828,059
Sonos, Inc.*	36,629	495,590
Taylor Morrison Home Corp., Class A*	29,825	2,139,645
XMAX, Inc. (x)*	13,667	124,233

		16,737,843

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Leisure Products (0.5%)
Acushnet Holdings Corp.	8,590	$1,018,173
American Outdoor Brands, Inc.*	170	1,996
Callaway Golf Co.*	44,378	833,863
Escalade, Inc.	1,906	35,795
Funko, Inc., Class A*	10,086	59,306
JAKKS Pacific, Inc.	2,698	62,809
Johnson Outdoors, Inc., Class A	2,271	104,557
Latham Group, Inc.*	20,857	134,945
Malibu Boats, Inc., Class A*	6,577	180,407
MasterCraft Boat Holdings, Inc.*	6,547	169,043
Peloton Interactive, Inc., Class A*	125,360	740,877
Polaris, Inc.	17,345	1,187,092
Smith & Wesson Brands, Inc.	13,285	199,806
Sturm Ruger & Co., Inc.	4,520	171,082
Tron, Inc.*	19,185	30,888

		4,930,639

Specialty Retail (1.8%)
1-800-Flowers.com, Inc., Class A (x)*	8,016	27,896
Abercrombie & Fitch Co., Class A*	14,237	1,281,472
Academy Sports & Outdoors, Inc.	20,532	967,673
Advance Auto Parts, Inc. (x)	19,357	1,204,393
American Eagle Outfitters, Inc.	49,155	845,466
Arhaus, Inc., Class A	15,910	133,962
Arko Corp.	24,024	192,913
ARKO Petroleum Corp., Class A	2,647	49,896
Asbury Automotive Group, Inc.*	6,155	1,237,647
Barnes & Noble Education, Inc. (x)*	6,513	81,803
Bed Bath & Beyond, Inc.*	25,426	147,217
Bob’s Discount Furniture, Inc.*	4,175	66,049
Boot Barn Holdings, Inc.*	9,735	1,599,168
Buckle, Inc. (The)	10,237	432,001
Build-A-Bear Workshop, Inc. (x)	3,766	115,277
Caleres, Inc.	7,473	92,441
Camping World Holdings, Inc., Class A	14,273	108,903
Citi Trends, Inc.*	1,896	109,665
Designer Brands, Inc., Class A (x)	8,733	50,913
Envela Corp.*	2,618	75,608
EVgo, Inc., Class A (x)*	32,682	62,423
Genesco, Inc.*	1,983	66,966
Group 1 Automotive, Inc.	3,739	1,088,685
Haverty Furniture Cos., Inc.	4,519	115,370
J Jill, Inc. (x)	2,226	35,327
Lands’ End, Inc. (x)*	5,805	60,836
MarineMax, Inc.*	6,244	228,655
Monro, Inc.	8,786	150,328
National Vision Holdings, Inc.*	23,855	453,484
OneWater Marine, Inc., Class A (x)*	2,740	30,880
Outdoor Holding Co.*	39,618	90,329
Petco Health & Wellness Co., Inc., Class A*	39,834	108,349
RealReal, Inc. (The)*	34,571	407,592
Revolve Group, Inc., Class A*	13,964	319,636
RH*	4,890	805,530
RideNow Group, Inc., Class B*	3,260	21,712
Sally Beauty Holdings, Inc.*	31,358	443,402
Shoe Station Group, Inc.	7,798	115,644
Signet Jewelers Ltd.	12,339	1,063,622
Sonic Automotive, Inc., Class A	4,165	353,150
Stitch Fix, Inc., Class A*	37,012	152,119
ThredUp, Inc., Class A*	31,075	212,864
Torrid Holdings, Inc. (x)*	9,797	18,320
Upbound Group, Inc.	18,102	384,124
Urban Outfitters, Inc.*	18,331	1,298,935
Victoria’s Secret & Co.*	21,938	1,831,384
Warby Parker, Inc., Class A*	32,505	986,202
Winmark Corp.	956	404,464
Zumiez, Inc.*	2,910	51,798

		20,182,493

Textiles, Apparel & Luxury Goods (0.6%)
Capri Holdings Ltd.*	37,186	690,544
Carter’s, Inc.	11,054	454,983
Ermenegildo Zegna NV (x)	16,033	208,750
Figs, Inc., Class A*	29,151	298,215
Fossil Group, Inc.*	12,018	49,754
G-III Apparel Group Ltd.	11,330	381,934
Kontoor Brands, Inc.	17,438	1,453,283
Movado Group, Inc.	5,010	196,943
Oxford Industries, Inc. (x)	4,772	166,400
Playboy, Inc.*	11,822	14,423
Rocky Brands, Inc.	2,379	98,110
Steven Madden Ltd.	23,056	970,657
Superior Group of Cos., Inc.	4,115	53,989
Under Armour, Inc., Class A (x)*	63,031	402,768
Under Armour, Inc., Class C*	55,946	347,984
Wolverine World Wide, Inc.	25,698	424,788

		6,213,525

Total Consumer Discretionary		94,574,856

Consumer Staples (1.8%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	2,436	431,245
MGP Ingredients, Inc.	6,705	117,472
National Beverage Corp.*	7,491	233,719
Vita Coco Co., Inc. (The)*	15,421	1,019,945

		1,802,381

Consumer Staples Distribution & Retail (0.5%)
Andersons, Inc. (The)	10,250	701,100
Chefs’ Warehouse, Inc. (The)*	11,694	1,123,793
Grocery Outlet Holding Corp.*	30,023	299,629
HF Foods Group, Inc.*	210	296
Ingles Markets, Inc., Class A	4,710	417,212
Natural Grocers by Vitamin Cottage, Inc.	4,230	131,215
PriceSmart, Inc.	8,133	1,588,700
United Natural Foods, Inc.*	19,201	876,910
Village Super Market, Inc., Class A	2,800	118,104
Weis Markets, Inc.	4,086	319,975
Yesway, Inc., Class A*	6,231	126,489

		5,703,423

Food Products (0.5%)
Alico, Inc.	1,764	72,977
B&G Foods, Inc. (x)	23,168	92,209
BRC, Inc., Class A*	29,751	33,024
Cal-Maine Foods, Inc.	13,751	1,107,780
Del Monte Corp.	10,590	295,567
Dole plc	25,118	344,619
Flowers Foods, Inc.	60,366	476,891
Forafric Global plc (x)*	308	3,105
J & J Snack Foods Corp.	4,771	350,430
John B Sanfilippo & Son, Inc.	2,700	232,173

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Lifeway Foods, Inc.*	3,112	$92,862
Limoneira Co.	4,943	64,901
Mama’s Creations, Inc.*	11,137	198,795
Marzetti Co. (The)	6,253	713,842
Mission Produce, Inc.*	16,382	193,144
Once Upon a Farm PBC*	2,844	58,245
Seneca Foods Corp., Class A*	1,323	230,123
Simply Good Foods Co. (The)*	27,425	364,204
Utz Brands, Inc.	16,486	126,942
Vital Farms, Inc. (x)*	10,663	124,011
Westrock Coffee Co. (x)*	16,792	136,183

		5,312,027

Household Products (0.3%)
Central Garden & Pet Co.*	2,682	118,920
Central Garden & Pet Co., Class A*	15,526	601,943
Energizer Holdings, Inc.	19,397	415,872
Oil-Dri Corp. of America	3,163	323,290
Spectrum Brands Holdings, Inc.	7,230	619,972
WD-40 Co.	4,262	1,038,394

		3,118,391

Personal Care Products (0.2%)
BellRing Brands, Inc.*	37,160	480,850
Coty, Inc., Class A*	113,182	244,473
Edgewell Personal Care Co.	14,500	389,470
FitLife Brands, Inc. (x)*	92	1,013
Herbalife Ltd.*	31,870	419,091
Honest Co., Inc. (The)*	29,134	106,630
Interparfums, Inc.	5,761	644,426
Nature’s Sunshine Products, Inc.*	5,144	112,139
Niagen Bioscience, Inc.*	15,483	49,391
Nu Skin Enterprises, Inc., Class A	15,697	82,880
Oddity Tech Ltd., Class A (x)*	8,899	134,642
Olaplex Holdings, Inc.*	59,579	122,137
USANA Health Sciences, Inc.*	4,744	101,284

		2,888,426

Tobacco (0.1%)
Ispire Technology, Inc.*	390	437
Turning Point Brands, Inc.	5,771	489,439
Universal Corp.	7,808	407,343

		897,219

Total Consumer Staples		19,721,867

Energy (5.2%)
Energy Equipment & Services (2.2%)
Archrock, Inc.	54,600	2,222,766
Atlas Energy Solutions, Inc. (x)	25,405	421,977
Borr Drilling Ltd. (x)*	76,587	316,304
Bristow Group, Inc., Class A	8,487	350,683
Cactus, Inc., Class A	22,196	1,137,101
Core Laboratories, Inc.	15,424	179,690
Energy Services of America Corp.	4,713	91,149
Expro Group Holdings NV*	28,559	421,817
Flowco Holdings, Inc., Class A	11,305	241,249
Forum Energy Technologies, Inc.*	2,419	121,506
Helix Energy Solutions Group, Inc.*	46,214	403,910
Helmerich & Payne, Inc.	31,502	1,031,376
HMH Holding, Inc., Class A*	2,271	42,559
Innovex International, Inc.*	14,401	357,145
Kodiak Gas Services, Inc.	31,732	2,384,025
Liberty Energy, Inc., Class A	51,998	1,361,828
Nabors Industries Ltd.*	4,477	376,113
National Energy Services Reunited Corp.*	19,168	573,698
Natural Gas Services Group, Inc.	2,563	110,568
Noble Corp. plc	40,387	1,506,435
Oceaneering International, Inc.*	31,268	1,266,979
Oil States International, Inc.*	16,710	133,847
Patterson-UTI Energy, Inc.	108,479	995,837
ProFrac Holding Corp., Class A*	6,182	35,917
ProPetro Holding Corp.*	33,590	481,681
Ranger Energy Services, Inc., Class A	4,119	65,945
RPC, Inc.	30,861	179,920
SEACOR Marine Holdings, Inc.*	6,310	48,272
Seadrill Ltd.*	19,437	735,107
Select Water Solutions, Inc., Class A	35,891	717,102
Smart Sand, Inc.	6,717	33,652
Solaris Energy Infrastructure, Inc., Class A	16,786	1,350,602
TETRA Technologies, Inc.*	40,558	459,522
Tidewater, Inc.*	15,538	1,035,297
Transocean Ltd.*	310,052	1,516,154
Valaris Ltd.*	18,172	1,319,287

		24,027,020

Oil, Gas & Consumable Fuels (3.0%)
Aemetis, Inc. (x)*	13,915	22,821
American Resources Corp.*	19,729	42,417
Amplify Energy Corp.*	8,144	32,413
Ardmore Shipping Corp.	10,858	152,121
BKV Corp.*	11,348	310,481
California Resources Corp.	22,767	1,203,691
Calumet, Inc.*	21,874	787,901
Centrus Energy Corp., Class A (x)*	5,859	983,550
Clean Energy Fuels Corp.*	46,436	95,194
CNX Resources Corp.*	43,419	1,473,207
Comstock Resources, Inc.*	22,829	340,609
Comstock, Inc.*	16,037	66,714
Core Natural Resources, Inc.	15,684	1,255,034
Crescent Energy Co., Class A (x)	81,870	803,963
CVR Energy, Inc.	10,275	282,973
Delek US Holdings, Inc.	19,263	978,753
DHT Holdings, Inc.	46,586	770,067
Diversified Energy Co. (x)	20,595	285,447
Dorian LPG Ltd.	11,967	416,212
Encore Energy Corp. (x)*	41,188	53,956
Energy Fuels, Inc. (x)*	78,991	1,145,370
Epsilon Energy Ltd. (x)	3,897	21,083
Evolution Petroleum Corp.	9,400	34,592
Excelerate Energy, Inc., Class A	7,505	285,115
FLEX LNG Ltd. (x)	10,291	288,765
FutureFuel Corp.	10,021	45,295
Gevo, Inc. (x)*	47,283	70,925
Golar LNG Ltd.	30,809	1,535,521
Granite Ridge Resources, Inc.	21,691	95,657
Green Plains, Inc.*	21,361	328,532
Gulfport Energy Corp.*	4,863	825,251
HighPeak Energy, Inc. (x)	12,122	84,733
Infinity Natural Resources, Inc., Class A (x)*	3,317	42,126
International Seaways, Inc.	13,230	1,013,286
Kinetik Holdings, Inc., Class A	16,181	782,190
Kolibri Global Energy, Inc.*	5,753	28,650
Kosmos Energy Ltd.*	176,830	373,111

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Lightbridge Corp. (x)*	7,671	$67,428
Magnolia Oil & Gas Corp., Class A	58,837	1,505,050
Murphy Oil Corp.	43,696	1,422,742
NACCO Industries, Inc., Class A	1,121	56,106
Navigator Holdings Ltd.	10,549	196,528
New Era Energy & Digital, Inc.*	27,662	176,484
NextDecade Corp. (x)*	57,252	431,680
Nordic American Tankers Ltd.	65,178	361,086
Northern Oil & Gas, Inc.	33,377	605,793
OPAL Fuels, Inc., Class A (x)*	4,345	9,559
Par Pacific Holdings, Inc.*	15,540	871,483
PBF Energy, Inc., Class A	31,091	1,415,262
Peabody Energy Corp.	38,431	888,525
PrimeEnergy Resources Corp.*	102	17,023
REX American Resources Corp.*	8,906	402,106
Riley Exploration Permian, Inc.	5,315	175,182
Ring Energy, Inc.*	41,742	45,081
Sable Offshore Corp. (x)*	40,556	124,912
SandRidge Energy, Inc.	7,769	106,435
Scorpio Tankers, Inc.	14,640	1,013,966
SFL Corp. Ltd.	39,375	401,625
SM Energy Co.	74,415	1,942,232
Summit Midstream Corp.*	2,479	70,602
Talos Energy, Inc.*	40,442	522,106
Teekay Corp. Ltd. (x)	17,691	176,910
Teekay Tankers Ltd., Class A	8,159	529,274
Uranium Energy Corp.*	155,261	1,655,082
Ur-Energy, Inc.*	126,980	172,693
VAALCO Energy, Inc.	32,962	167,447
Verde Clean Fuels, Inc. (x)*	153	156
Vitesse Energy, Inc. (x)	11,069	174,558
W&T Offshore, Inc. (x)	38,492	121,250
World Kinect Corp.	15,690	516,829

		33,700,921

Total Energy		57,727,941

Financials (16.9%)
Banks (9.5%)
1st Source Corp.	5,853	477,488
ACNB Corp.	3,061	181,762
Amalgamated Financial Corp.	6,628	304,225
Amerant Bancorp, Inc., Class A	11,199	285,798
Ameris Bancorp	20,430	1,844,012
Ames National Corp.	2,601	77,016
Arrow Financial Corp.	5,425	222,371
Associated Banc-Corp.	48,221	1,483,760
Atlantic Union Bankshares Corp.	45,871	1,940,802
Avidbank Holdings, Inc.*	2,088	68,967
Avidia Bancorp, Inc.	4,763	99,975
Axos Financial, Inc.*	16,527	1,609,565
Banc of California, Inc.	45,341	926,317
BancFirst Corp.	7,081	786,912
Bancorp, Inc. (The)*	12,672	793,774
Bank First Corp.	3,369	499,791
Bank of Hawaii Corp.	11,760	958,322
Bank of Marin Bancorp	3,656	101,271
Bank of NT Butterfield & Son Ltd. (The)	12,763	759,399
Bank7 Corp.	1,734	84,879
BankUnited, Inc.	21,620	1,047,489
Bankwell Financial Group, Inc.	1,844	108,335
Banner Corp.	9,957	661,543
Bar Harbor Bankshares	5,631	212,627
BayCom Corp.	3,183	104,721
BCB Bancorp, Inc.	5,457	58,499
Beacon Financial Corp.	26,150	796,267
Blue Ridge Bankshares, Inc.	19,570	69,082
Bridgewater Bancshares, Inc.*	8,035	169,056
Burke & Herbert Financial Services Corp.	4,859	349,168
Business First Bancshares, Inc.	10,083	309,851
BV Financial, Inc.*	1,598	33,846
Byline Bancorp, Inc.	10,113	380,856
C&F Financial Corp.	790	63,200
California Bancorp	7,532	156,967
Camden National Corp.	5,517	299,132
Capital Bancorp, Inc.	3,671	128,926
Capital City Bank Group, Inc.	4,556	225,158
Capitol Federal Financial, Inc.	37,748	321,235
Carter Bankshares, Inc.	7,233	245,994
Cathay General Bancorp	20,319	1,259,575
CB Financial Services, Inc.	1,109	42,031
Central Pacific Financial Corp.	7,856	300,099
CF Bankshares, Inc.	1,358	44,502
Chain Bridge Bancorp, Inc., Class A*	622	26,155
Chemung Financial Corp.	1,183	88,228
ChoiceOne Financial Services, Inc.	4,295	146,030
Citizens & Northern Corp.	5,546	129,277
Citizens Community Bancorp, Inc.	2,665	62,334
Citizens Financial Services, Inc.	1,266	91,709
City Holding Co.	4,371	579,769
Civista Bancshares, Inc.	6,507	183,628
CNB Financial Corp.	9,701	327,021
Coastal Financial Corp.*	4,113	318,799
CoastalSouth Bancshares, Inc.	3,402	91,344
Colony Bankcorp, Inc.	5,160	103,664
Columbia Financial, Inc.*	9,118	193,484
Commercial Bancgroup, Inc.	2,864	92,479
Community Bancorp	1,109	43,362
Community Financial System, Inc.	15,946	1,070,296
Community Trust Bancorp, Inc.	5,749	415,998
Community West Bancshares	8,267	222,052
ConnectOne Bancorp, Inc.	15,831	529,389
Customers Bancorp, Inc.*	9,743	770,671
CVB Financial Corp.	53,013	1,195,443
Dime Commercial Bancshares, Inc.	12,937	525,889
Eagle Bancorp Montana, Inc.	2,572	61,548
Eagle Bancorp, Inc.	8,964	254,488
Eagle Financial Services, Inc.	1,454	60,283
Eastern Bankshares, Inc.	66,463	1,478,137
ECB Bancorp, Inc.*	1,593	31,987
Enterprise Financial Services Corp.	12,273	808,545
Equity Bancshares, Inc., Class A	5,529	270,866
Esquire Financial Holdings, Inc.	2,583	307,661
Farmers & Merchants Bancorp, Inc.	3,574	109,293
Farmers National Banc Corp.	21,752	317,579
FB Bancorp, Inc. (x)*	4,693	70,677
FB Financial Corp.	14,119	781,487
Fidelity D&D Bancorp, Inc.	1,598	82,169
Financial Institutions, Inc.	6,601	257,241
Finwise Bancorp*	2,089	30,290
First Bancorp (Nasdaq Stock Exchange)	13,188	843,109
First Bancorp (New York Stock Exchange)	47,414	1,236,083
First Bancorp, Inc. (The)	3,874	134,893
First Bank	7,585	134,482

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
First Busey Corp.	26,974	$795,733
First Business Financial Services, Inc.	2,514	158,809
First Capital, Inc.	758	48,997
First Commonwealth Financial Corp.	33,838	687,927
First Community Bankshares, Inc.	5,985	265,854
First Community Corp.	2,495	81,537
First Financial Bancorp	32,341	1,094,096
First Financial Bankshares, Inc.	42,405	1,467,213
First Financial Corp.	3,911	302,868
First Guaranty Bancshares, Inc. (x)	1,320	13,292
First Internet Bancorp	2,143	59,575
First Interstate BancSystem, Inc., Class A	28,982	1,117,546
First Merchants Corp.	20,435	892,805
First Mid Bancshares, Inc.	8,115	390,250
First National Corp.	2,320	69,646
First Northern Community Bancorp*	3,403	61,050
First United Corp.	1,507	66,474
First Western Financial, Inc.*	2,803	90,004
Firstsun Capital Bancorp*	7,579	293,914
Five Star Bancorp	5,015	244,180
Flagstar Bank NA	98,067	1,465,121
Franklin Financial Services Corp.	1,069	66,919
FS Bancorp, Inc.	1,983	86,062
Fulton Financial Corp.	59,071	1,428,927
FVCBankcorp, Inc.	5,092	89,110
GBank Financial Holdings, Inc. (x)*	2,917	88,414
German American Bancorp, Inc.	12,174	577,778
Glacier Bancorp, Inc.	41,998	2,166,257
Great Southern Bancorp, Inc.	2,634	206,532
Greene County Bancorp, Inc.	2,862	96,135
Hancock Whitney Corp.	26,373	1,970,591
Hanmi Financial Corp.	9,547	309,323
Hanover Bancorp, Inc.	1,079	25,162
Hawthorn Bancshares, Inc.	1,432	56,278
HBT Financial, Inc.	4,156	132,950
Heritage Financial Corp.	11,005	325,968
Hilltop Holdings, Inc.	13,040	505,691
Hingham Institution For Savings (The) (x)	556	170,775
Home Bancorp, Inc.	2,520	172,670
Home BancShares, Inc.	61,196	1,747,146
HomeTrust Bancshares, Inc.	5,720	285,371
Hope Bancorp, Inc.	39,291	537,501
Horizon Bancorp, Inc.	16,397	327,612
Independent Bank Corp.	6,520	235,176
Independent Bank Corp./MA	14,408	1,206,238
International Bancshares Corp.	17,679	1,342,720
Investar Holding Corp.	3,095	92,726
Isabella Bank Corp.	1,525	60,237
John Marshall Bancorp, Inc.	3,314	72,245
Kearny Financial Corp. (x)	15,093	142,780
Lakeland Financial Corp.	7,906	487,958
Landmark Bancorp, Inc.	1,591	48,860
LCNB Corp.	3,963	69,709
Live Oak Bancshares, Inc.	11,463	468,149
MainStreet Bancshares, Inc.	1,709	42,195
Mechanics Bancorp	12,059	191,738
Mercantile Bank Corp.	5,755	330,452
Meridian Corp.	3,050	61,091
Metrocity Bankshares, Inc.	6,983	250,620
Metropolitan Bank Holding Corp.	3,338	329,661
Mid Penn Bancorp, Inc.	7,070	246,319
Midland States Bancorp, Inc.	4,227	131,629
MVB Financial Corp.	3,889	112,820
National Bank Holdings Corp., Class A	13,759	611,312
National Bankshares, Inc.	1,935	70,299
NB Bancorp, Inc.	14,012	296,074
NBT Bancorp, Inc.	16,318	805,620
Nicolet Bankshares, Inc.	5,800	959,262
Northeast Bank	2,380	315,421
Northeast Community Bancorp, Inc.	3,941	109,323
Northfield Bancorp, Inc. (x)	9,589	141,246
Northpointe Bancshares, Inc.	6,212	119,146
Northrim Bancorp, Inc.	6,692	185,636
Northwest Bancshares, Inc.	43,315	656,655
Norwood Financial Corp.	2,897	93,139
Oak Valley Bancorp	3,013	101,674
OceanFirst Financial Corp.	26,113	509,987
OFG Bancorp	12,713	623,827
Ohio Valley Banc Corp.	903	39,217
Old National Bancorp	110,795	2,869,590
Old Second Bancorp, Inc.	16,236	378,624
OP Bancorp	4,158	62,328
Orange County Bancorp, Inc.	3,964	145,796
Origin Bancorp, Inc.	9,496	485,720
Orrstown Financial Services, Inc.	6,464	263,925
Park National Corp.	5,321	973,690
Parke Bancorp, Inc.	3,547	117,619
Pathward Financial, Inc.	6,906	601,236
Patriot National Bancorp, Inc.*	1,146	1,097
PCB Bancorp	3,739	106,075
Peapack-Gladstone Financial Corp.	5,059	239,442
Peoples Bancorp of North Carolina, Inc.	1,169	50,372
Peoples Bancorp, Inc.	11,636	446,939
Peoples Financial Services Corp.	3,074	204,021
Pioneer Bancorp, Inc.*	3,656	62,408
Plumas Bancorp	2,665	155,743
Ponce Financial Group, Inc.*	6,768	134,954
Preferred Bank	3,483	370,104
Primis Financial Corp.	9,365	153,305
Princeton Bancorp, Inc.	1,583	60,075
Provident Financial Services, Inc.	41,071	970,918
QCR Holdings, Inc.	5,343	520,141
RBB Bancorp	4,541	124,492
Red River Bancshares, Inc.	1,834	167,408
Renasant Corp.	27,807	1,182,910
Republic Bancorp, Inc., Class A	2,705	244,613
Rhinebeck Bancorp, Inc.*	876	15,164
Richmond Mutual Bancorp, Inc.	2,365	37,556
S&T Bancorp, Inc.	11,647	571,635
Seacoast Banking Corp. of Florida	29,013	964,682
ServisFirst Bancshares, Inc.	16,470	1,428,773
Shore Bancshares, Inc.	10,487	240,677
Sierra Bancorp	4,120	167,931
Simmons First National Corp., Class A	42,774	968,831
SmartFinancial, Inc.	5,144	241,356
South Plains Financial, Inc.	5,063	218,139
Southern First Bancshares, Inc.*	2,126	129,899
Southern Missouri Bancorp, Inc.	3,104	236,556
Southside Bancshares, Inc.	9,634	339,020
SR Bancorp, Inc. (x)	2,337	45,992
Stellar Bancorp, Inc.	3,890	152,955
Sterling Bancorp, Inc.(r)*	6,057	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Stock Yards Bancorp, Inc.	8,432	$644,795
Texas Capital Bancshares, Inc.	13,987	1,444,298
Third Coast Bancshares, Inc.*	5,022	202,889
Timberland Bancorp, Inc.	2,100	94,101
Tompkins Financial Corp.	4,331	409,366
Towne Bank	29,484	1,068,500
TriCo Bancshares	10,179	548,139
Triumph Financial, Inc.*	7,617	581,253
TrustCo Bank Corp.	5,244	287,948
Trustmark Corp.	18,048	830,388
UMB Financial Corp.	23,323	3,329,591
United Bankshares, Inc.	43,130	1,976,648
United Community Banks, Inc.	35,536	1,246,958
Unity Bancorp, Inc.	2,224	130,527
Univest Financial Corp.	9,299	406,831
USCB Financial Holdings, Inc.	4,764	97,471
Valley National Bancorp	156,141	2,287,466
Virginia National Bankshares Corp.	1,328	58,937
WaFd, Inc.	22,915	879,249
Washington Trust Bancorp, Inc.	6,269	228,693
WesBanco, Inc.	28,925	1,128,943
West Bancorp, Inc.	4,373	116,016
Westamerica Bancorp	7,595	445,599
Western New England Bancorp, Inc.	4,711	67,367
WSFS Financial Corp.	15,950	1,223,843

		104,562,155

Capital Markets (1.7%)
Acadian Asset Management, Inc.	8,832	631,665
AlTi Global, Inc.*	18,153	65,532
Artisan Partners Asset Management, Inc., Class A	20,199	697,471
Bakkt, Inc., Class A (x)*	6,928	54,108
BGC Group, Inc., Class A	116,746	1,248,015
BRC Group Holdings, Inc.*	13,021	104,689
Chaince Digital Holdings, Inc. (x)*	15,480	67,648
Cohen & Steers, Inc.	9,033	687,773
DigitalBridge Group, Inc.	54,766	864,207
Donnelley Financial Solutions, Inc.*	8,167	342,606
GCM Grosvenor, Inc., Class A	18,729	230,367
Gemini Space Station, Inc., Class A*	9,457	40,287
Innventure, Inc. (x)*	23,744	120,382
Marex Group plc	19,552	1,191,694
MarketWise, Inc.	395	7,047
Miami International Holdings, Inc.*	24,037	893,215
Moelis & Co., Class A	21,970	1,437,277
Open Lending Corp.*	22,405	69,680
Patria Investments Ltd., Class A	21,060	231,239
Perella Weinberg Partners, Class A	23,994	382,944
Piper Sandler Cos.	22,252	1,609,710
PJT Partners, Inc., Class A	7,758	1,170,992
Ridgepost Capital, Inc., Class A (x)	17,537	138,016
Silvercrest Asset Management Group, Inc., Class A	2,249	22,737
StepStone Group, Inc., Class A	23,490	971,546
StoneX Group, Inc.*	22,848	2,707,488
Value Line, Inc.	933	37,768
Victory Capital Holdings, Inc., Class A	13,253	1,114,047
Virtus Investment Partners, Inc.	2,153	308,955
Wealthfront Corp.*	8,526	76,222
Webull Corp.*	105,816	689,920
Westwood Holdings Group, Inc.	1,522	29,162
WisdomTree, Inc.	42,773	724,575

		18,968,984

Consumer Finance (1.1%)
Atlanticus Holdings Corp.*	1,868	191,003
Bread Financial Holdings, Inc.	11,168	1,210,053
Consumer Portfolio Services, Inc.*	3,714	35,636
Dave, Inc.*	3,141	1,170,305
Encore Capital Group, Inc.*	6,612	616,834
Enova International, Inc.*	7,618	1,833,881
FirstCash Holdings, Inc.	12,917	2,794,205
Green Dot Corp., Class A*	17,533	236,871
Happen, Inc.*	34,972	725,319
Jefferson Capital, Inc.	7,758	151,048
LendingTree, Inc.*	2,582	114,357
Medallion Financial Corp.	3,727	38,053
Navient Corp.	22,026	187,441
Nelnet, Inc., Class A	4,513	601,718
NerdWallet, Inc., Class A*	12,470	115,348
Oportun Financial Corp.*	10,245	58,499
OppFi, Inc.*	12,170	120,848
PRA Group, Inc.*	12,432	236,084
PROG Holdings, Inc.	12,246	570,786
Regional Management Corp.	2,926	120,551
Upstart Holdings, Inc. (x)*	27,033	957,779
World Acceptance Corp.*	888	198,761

		12,285,380

Financial Services (1.9%)
Acacia Research Corp.*	13,629	63,511
Alerus Financial Corp.	7,621	237,013
Better Home & Finance Holding Co. (x)*	4,014	110,385
Bladex, Inc.	9,705	596,566
Burford Capital Ltd.	63,026	258,407
Cannae Holdings, Inc.	9,150	131,760
Cass Information Systems, Inc.	3,802	195,119
Compass Diversified Holdings*	21,060	224,500
Dlocal Ltd., Class A	28,810	374,386
Enact Holdings, Inc.	9,353	427,526
Essent Group Ltd.	28,506	1,832,366
Evertec, Inc.	19,861	551,739
Federal Agricultural Mortgage Corp., Class C	2,973	592,430
Finance of America Cos., Inc., Class A*	1,048	28,841
Flywire Corp.*	39,318	690,817
HA Sustainable Infrastructure Capital, Inc.	40,270	1,572,543
International Money Express, Inc.*	6,598	95,341
Jackson Financial, Inc., Class A	19,747	2,021,895
loanDepot, Inc., Class A (x)*	49,653	62,066
Marqeta, Inc., Class A*	115,871	470,436
Merchants Bancorp	7,825	391,250
NCR Atleos Corp.*	23,265	1,009,934
NewtekOne, Inc.	9,717	143,909
NMI Holdings, Inc., Class A*	23,896	981,887
Onity Group, Inc.*	1,611	64,037
Pagseguro Digital Ltd., Class A	49,631	449,161
Paymentus Holdings, Inc., Class A*	18,812	454,498
Payoneer Global, Inc.*	83,141	591,964
Paysafe Ltd. (x)*	8,713	65,086
Paysign, Inc.*	15,795	129,361
PennyMac Financial Services, Inc.	9,240	804,804
Priority Technology Holdings, Inc. (x)*	15,593	104,005
Radian Group, Inc.	41,629	1,568,164
Remitly Global, Inc.*	52,134	1,168,323

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Repay Holdings Corp., Class A*	13,994	$58,775
Security National Financial Corp., Class A*	3,365	32,607
Sezzle, Inc.*	5,169	887,155
StoneCo Ltd., Class A	75,731	820,924
Velocity Financial, Inc.*	4,144	76,498
Walker & Dunlop, Inc.	10,886	595,464
Waterstone Financial, Inc.	4,530	93,907

		21,029,360

Insurance (2.0%)
Abacus Global Management, Inc.	11,933	127,802
Accelerant Holdings, Class A*	19,213	225,176
American Coastal Insurance Corp.	9,343	103,707
American Integrity Insurance Group, Inc.	4,287	80,724
AMERISAFE, Inc.	6,009	203,284
Ategrity Specialty Holdings LLC*	3,598	86,496
Baldwin Insurance Group, Inc. (The), Class A (x)*	30,083	799,606
Bowhead Specialty Holdings, Inc.*	5,701	170,631
Citizens, Inc., Class A (x)*	10,151	58,267
CNO Financial Group, Inc.	28,409	1,448,291
Crawford & Co., Class A	7,988	90,025
Donegal Group, Inc., Class A	7,180	135,415
Employers Holdings, Inc.	5,368	270,977
Exzeo Group, Inc.*	4,600	77,602
F&G Annuities & Life, Inc.	10,721	285,071
Genworth Financial, Inc., Class A*	115,738	1,096,039
Goosehead Insurance, Inc., Class A*	7,423	360,016
Greenlight Capital Re Ltd., Class A*	8,317	134,569
Hamilton Insurance Group Ltd., Class B	14,814	502,787
HCI Group, Inc.	3,524	617,581
Heritage Insurance Holdings, Inc.*	5,598	145,996
Hippo Holdings, Inc.*	6,087	172,019
Horace Mann Educators Corp.	12,628	652,236
Investors Title Co.	537	146,966
James River Group Holdings, Inc.	11,975	52,690
Kemper Corp.	17,626	475,197
Kestrel Group Ltd.*	89	801
Kingstone Cos., Inc.	2,619	49,840
Kingsway Corp.*	8,035	83,725
Lemonade, Inc.*	22,596	1,469,870
MBIA, Inc.*	14,154	92,284
Mercury General Corp.	8,462	902,218
Neptune Insurance Holdings, Inc., Class A*	11,919	375,449
NI Holdings, Inc.*	3,930	61,740
Octave Specialty Group, Inc.*	9,284	57,932
Oscar Health, Inc., Class A*	75,694	2,158,793
Palomar Holdings, Inc.*	8,411	1,063,066
Pelagos Insurance Capital Ltd.	15,532	378,204
Root, Inc., Class A*	3,751	209,756
Safety Insurance Group, Inc.	5,099	381,711
Selective Insurance Group, Inc.	19,309	1,873,166
SiriusPoint Ltd.*	27,113	650,712
Skyward Specialty Insurance Group, Inc.*	13,264	773,954
Slide Insurance Holdings, Inc.*	20,980	406,383
Stewart Information Services Corp.	9,568	631,679
Tiptree, Inc., Class A	8,509	152,481
Trupanion, Inc.*	11,489	284,583
United Fire Group, Inc.	6,936	363,724
Universal Insurance Holdings, Inc.	8,014	331,459

		21,272,700

Mortgage Real Estate Investment Trusts (REITs) (0.7%)
ACRES Commercial Realty Corp. (REIT)*	1,701	30,261
Adamas Trust, Inc. (REIT)	24,728	231,949
Angel Oak Mortgage REIT, Inc. (REIT)	7,499	68,091
Apollo Commercial Real Estate Finance, Inc. (REIT)	40,323	430,650
Arbor Realty Trust, Inc. (REIT) (x)	59,341	321,628
Ares Commercial Real Estate Corp. (REIT)	15,734	70,803
ARMOUR Residential REIT, Inc. (REIT) (x)	40,247	702,310
Blackstone Mortgage Trust, Inc. (REIT), Class A	50,870	862,246
BrightSpire Capital, Inc. (REIT), Class A	40,038	218,207
Chicago Atlantic Real Estate Finance, Inc. (REIT)	5,859	62,808
Chimera Investment Corp. (REIT)	26,087	348,000
Claros Mortgage Trust, Inc. (REIT)*	37,094	87,171
Dynex Capital, Inc. (REIT)	69,369	909,428
Ellington Financial, Inc. (REIT)	38,757	527,483
Franklin BSP Realty Trust, Inc. (REIT)	23,828	193,960
Invesco Mortgage Capital, Inc. (REIT) (x)	27,952	220,821
KKR Real Estate Finance Trust, Inc. (REIT) (x)	19,511	133,455
Ladder Capital Corp. (REIT)	34,807	346,330
Lument Finance Trust, Inc. (REIT) (x)	142	131
MFA Financial, Inc. (REIT)	31,164	301,979
Nexpoint Real Estate Finance, Inc. (REIT) (x)	4,125	63,937
Orchid Island Capital, Inc. (REIT) (x)	61,299	427,254
PennyMac Mortgage Investment Trust (REIT)	29,381	331,418
Ready Capital Corp. (REIT) (x)	48,389	84,681
Redwood Trust, Inc. (REIT)	38,998	184,850
Seven Hills Realty Trust (REIT)	8,048	67,845
TPG Mortgage Investment Trust, Inc. (REIT)	7,518	59,542
TPG RE Finance Trust, Inc. (REIT)	22,595	189,120
Two Harbors Investment Corp. (REIT)	33,434	414,916

		7,891,274

Total Financials		186,009,853

Health Care (18.2%)
Biotechnology (9.7%)
4D Molecular Therapeutics, Inc.*	14,564	193,701
Abeona Therapeutics, Inc. (x)*	20,045	123,878
Absci Corp.*	42,122	488,194
ACADIA Pharmaceuticals, Inc.*	39,505	999,477
Achieve Life Sciences, Inc. (x)*	28,131	183,695
Actuate Therapeutics, Inc.*	78	119
Acumen Pharmaceuticals, Inc.*	10,444	27,885
ADC Therapeutics SA*	29,928	32,023
ADMA Biologics, Inc.*	72,036	602,941
Agenus, Inc.*	8,388	25,667
Agios Pharmaceuticals, Inc.*	18,569	689,096
Akebia Therapeutics, Inc.*	76,743	87,487
Aktis Oncology, Inc. (x)*	4,709	151,771
Alector, Inc.*	24,147	48,535
Alkermes plc*	52,572	2,754,510
Allogene Therapeutics, Inc.*	87,072	181,110
Altimmune, Inc.*	44,183	134,316
ALX Oncology Holdings, Inc.*	23,917	49,508

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
AnaptysBio, Inc.*	6,374	$430,245
Anavex Life Sciences Corp. (x)*	26,153	67,736
Anika Therapeutics, Inc.*	3,552	51,966
Annexon, Inc.*	44,750	255,523
Apogee Therapeutics, Inc.*	14,150	1,878,130
Arbutus Biopharma Corp.*	57,767	277,282
Arcturus Therapeutics Holdings, Inc.*	5,661	38,042
Arcus Biosciences, Inc.*	28,132	867,310
Arcutis Biotherapeutics, Inc.*	36,322	952,363
Ardelyx, Inc.*	78,155	398,591
Armata Pharmaceuticals, Inc.*	3,267	21,170
ArriVent Biopharma, Inc. (x)*	11,895	413,232
ARS Pharmaceuticals, Inc. (x)*	18,338	146,887
Artiva Biotherapeutics, Inc.*	1,410	13,677
Assembly Biosciences, Inc.*	4,201	115,443
Atrium Therapeutics, Inc.*	4,573	61,507
Aura Biosciences, Inc.*	14,498	102,936
Aurinia Pharmaceuticals, Inc.*	37,578	637,699
Avalo Therapeutics, Inc.*	13,180	243,566
Beam Therapeutics, Inc.*	30,737	1,054,894
Benitec Biopharma, Inc.*	4,317	57,761
Bicara Therapeutics, Inc.*	13,889	412,364
BioCryst Pharmaceuticals, Inc.*	72,747	727,470
Biohaven Ltd.*	41,879	623,160
Black Diamond Therapeutics, Inc.*	10,772	19,928
Bright Minds Biosciences, Inc. (x)*	2,528	177,466
C4 Therapeutics, Inc.*	36,061	168,405
Cabaletta Bio, Inc.*	44,137	137,266
CAMP4 Therapeutics Corp.*	6,106	26,683
Candel Therapeutics, Inc. (x)*	20,301	209,100
Canton Strategic Holdings, Inc.*	9,829	27,718
Capricor Therapeutics, Inc. (x)*	16,462	396,405
CareDx, Inc.*	16,243	462,926
Caribou Biosciences, Inc. (x)*	20,562	36,189
Cartesian Therapeutics, Inc. (x)*	5,457	56,862
Catalyst Pharmaceuticals, Inc.*	37,205	1,169,353
Celcuity, Inc.*	12,072	1,262,973
Celldex Therapeutics, Inc.*	24,016	893,635
Century Therapeutics, Inc.*	37,139	90,991
CG oncology, Inc.*	23,157	1,645,305
Climb Bio, Inc.*	12,372	161,331
Cogent Biosciences, Inc.*	52,310	2,024,397
Coherus Oncology, Inc. (x)*	46,222	64,711
Compass Therapeutics, Inc.*	36,349	79,604
Corbus Pharmaceuticals Holdings, Inc.*	3,660	34,331
Corvus Pharmaceuticals, Inc.*	20,137	300,847
Crescent Biopharma, Inc.*	7,101	127,818
CRISPR Therapeutics AG (x)*	29,259	1,595,786
Cullinan Therapeutics, Inc.*	20,683	376,637
Cytokinetics, Inc.*	40,783	3,474,304
CytomX Therapeutics, Inc.*	57,002	213,757
Damora Therapeutics, Inc.*	16,733	435,225
Denali Therapeutics, Inc.*	45,449	1,168,948
Design Therapeutics, Inc.*	6,918	100,103
DiaMedica Therapeutics, Inc. (x)*	9,336	65,725
Dianthus Therapeutics, Inc.*	14,854	1,447,968
Disc Medicine, Inc.*	8,642	632,076
Dyne Therapeutics, Inc.*	41,823	928,889
Editas Medicine, Inc.*	24,946	80,825
Eikon Therapeutics, Inc.*	7,439	97,079
Eledon Pharmaceuticals, Inc.*	17,403	68,568
Elicio Therapeutics, Inc.*	3,363	13,149
Emergent BioSolutions, Inc.*	16,260	136,259
Enanta Pharmaceuticals, Inc.*	6,703	97,730
Entrada Therapeutics, Inc.*	11,878	87,422
Erasca, Inc.*	62,418	1,143,498
Evommune, Inc. (x)*	5,273	70,078
Fennec Pharmaceuticals, Inc.*	7,075	76,056
First Tracks Biotherapeutics, Inc.*	7,186	144,582
Foghorn Therapeutics, Inc.*	10,683	52,133
Forte Biosciences, Inc.*	6,953	147,751
Galectin Therapeutics, Inc. (x)*	10,158	47,133
Generate Biomedicines, Inc.*	8,949	150,970
Geron Corp.*	174,836	223,790
GRAIL, Inc.*	12,968	885,325
Greenwich Lifesciences, Inc. (x)*	2,956	69,348
Gyre Therapeutics, Inc. (x)*	8,768	57,781
Heron Therapeutics, Inc. (x)*	49,610	21,174
Hyperliquid Strategies, Inc.*	39,663	312,148
Ideaya Biosciences, Inc.*	26,995	1,006,104
Immix Biopharma, Inc. (x)*	14,902	153,640
Immuneering Corp., Class A (x)*	24,502	122,265
ImmunityBio, Inc. (x)*	121,243	1,061,482
Immunome, Inc. (x)*	34,595	733,068
Immunovant, Inc.*	26,787	1,032,103
Inhibikase Therapeutics, Inc. (x)*	28,770	58,403
Inhibrx Biosciences, Inc.*	2,938	278,376
Intellia Therapeutics, Inc. (x)*	42,446	718,186
Invivyd, Inc.*	47,209	41,185
Iovance Biotherapeutics, Inc. (x)*	124,865	519,438
Ironwood Pharmaceuticals, Inc., Class A*	49,530	208,521
Jade Biosciences, Inc. (x)*	9,932	220,689
Janux Therapeutics, Inc.*	12,500	192,000
Kailera Therapeutics, Inc.*	14,472	318,818
Karyopharm Therapeutics, Inc.*	4,357	42,568
Keros Therapeutics, Inc.*	7,329	78,420
Kiniksa Pharmaceuticals International plc, Class A*	13,271	848,680
Kodiak Sciences, Inc.*	11,725	456,806
Korro Bio, Inc. (x)*	2,434	32,080
Krystal Biotech, Inc.*	8,190	3,043,977
Kura Oncology, Inc.*	25,417	278,824
Kymera Therapeutics, Inc.*	19,643	2,252,463
Kyverna Therapeutics, Inc.*	16,050	143,006
Larimar Therapeutics, Inc.*	14,793	45,119
Lexeo Therapeutics, Inc.*	20,667	96,205
Lineage Cell Therapeutics, Inc.*	51,620	67,622
Lyell Immunopharma, Inc.*	3,618	50,833
MacroGenics, Inc.*	13,911	64,269
MannKind Corp.*	91,826	391,179
MapLight Therapeutics, Inc.*	4,064	145,654
MeiraGTx Holdings plc*	18,772	253,610
MiMedx Group, Inc.*	37,907	145,942
Mineralys Therapeutics, Inc.*	18,032	486,503
Minerva Neurosciences, Inc.*	7,268	40,337
Mirum Pharmaceuticals, Inc. (x)*	14,898	1,744,109
Monopar Therapeutics, Inc. (x)*	1,622	150,181
Monte Rosa Therapeutics, Inc.*	23,263	562,965
Myriad Genetics, Inc.*	28,452	162,461
Neurogene, Inc.*	3,321	104,445
Nkarta, Inc.*	19,134	54,149
Novavax, Inc. (x)*	48,452	456,418

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Nurix Therapeutics, Inc.*	30,182	$732,215
Nuvalent, Inc., Class A*	16,865	2,082,828
Nuvectis Pharma, Inc. (x)*	5,658	104,051
Ocugen, Inc.*	117,009	179,024
Olema Pharmaceuticals, Inc.*	22,394	280,149
OnKure Therapeutics, Inc., Class A*	4,987	22,741
Opus Genetics, Inc.*	20,525	84,358
Organogenesis Holdings, Inc., Class A*	23,041	55,990
ORIC Pharmaceuticals, Inc.*	21,875	236,906
Oruka Therapeutics, Inc. (x)*	15,813	1,504,923
Ovid therapeutics, Inc.*	57,028	153,405
Palisade Bio, Inc.*	32,829	68,613
Palvella Therapeutics, Inc.*	3,451	527,382
PDL BioPharma, Inc.(r)*	24,135	—
Perspective Therapeutics, Inc.*	28,184	96,107
Praxis Precision Medicines, Inc.*	7,887	2,640,489
Precigen, Inc.*	60,649	345,699
Precision BioSciences, Inc.*	4,248	33,389
Prelude Therapeutics, Inc.*	9,693	51,664
Prime Medicine, Inc. (x)*	34,729	128,150
ProKidney Corp., Class A*	25,499	52,018
Protagonist Therapeutics, Inc.*	19,304	2,366,284
Protalix BioTherapeutics, Inc.*	15,471	36,047
Protara Therapeutics, Inc.*	10,434	39,858
Prothena Corp. plc*	16,568	162,201
PTC Therapeutics, Inc.*	25,994	2,120,331
Puma Biotechnology, Inc.*	11,881	96,355
Recursion Pharmaceuticals, Inc., Class A (x)*	160,695	589,751
REGENXBIO, Inc.*	14,955	179,161
Relay Therapeutics, Inc.*	50,757	949,663
Replimune Group, Inc.*	23,408	259,127
Rezolute, Inc.*	25,562	132,922
Rhythm Pharmaceuticals, Inc.*	17,319	1,922,929
Rigel Pharmaceuticals, Inc.*	5,778	226,035
Rocket Pharmaceuticals, Inc.*	24,795	84,799
SAB Biotherapeutics, Inc.*	18,536	72,290
Sagimet Biosciences, Inc., Class A*	13,049	100,869
Sana Biotechnology, Inc.*	55,537	193,824
Sarepta Therapeutics, Inc.*	32,633	586,415
Savara, Inc.*	44,393	273,461
Scholar Rock Holding Corp.*	35,071	1,928,905
SELLAS Life Sciences Group, Inc. (x)*	56,844	839,017
Shattuck Labs, Inc.*	23,276	161,535
Sionna Therapeutics, Inc. (x)*	5,429	238,822
Solid Biosciences, Inc.*	22,728	227,053
Spruce Biosciences, Inc.*	589	31,806
Spyre Therapeutics, Inc.*	23,367	2,074,522
Stoke Therapeutics, Inc.*	17,303	566,154
Surrozen, Inc.*	2,774	71,985
Sutro Biopharma, Inc.*	5,133	170,416
Syndax Pharmaceuticals, Inc.*	28,192	616,277
Tango Therapeutics, Inc.*	44,013	1,375,846
Taysha Gene Therapies, Inc.*	72,734	495,319
Tectonic Therapeutic, Inc. (x)*	3,381	116,222
Tenax Therapeutics, Inc.*	5,591	81,349
TG Therapeutics, Inc.*	45,498	2,499,660
Tonix Pharmaceuticals Holding Corp. (x)*	3,589	45,796
Travere Therapeutics, Inc.*	28,050	1,593,521
TriSalus Life Sciences, Inc. (x)*	10,264	46,701
Twist Bioscience Corp.*	19,483	2,004,411
Tyra Biosciences, Inc.*	11,578	369,801
Ultragenyx Pharmaceutical, Inc.*	30,303	1,011,817
Unicycive Therapeutics, Inc.*	5,456	25,589
Upstream Bio, Inc.*	17,113	118,422
UroGen Pharma Ltd.*	14,183	521,934
Vanda Pharmaceuticals, Inc.*	12,565	76,898
Vaxcyte, Inc.*	41,282	2,399,723
Vera Therapeutics, Inc., Class A*	20,066	861,032
Veracyte, Inc.*	25,109	1,474,652
Verastem, Inc.*	17,727	67,717
Vericel Corp.*	16,516	734,797
Vir Biotechnology, Inc.*	36,759	374,574
Viridian Therapeutics, Inc.*	28,349	520,771
Vor BioPharma, Inc. (x)*	12,621	232,353
Voyager Therapeutics, Inc.*	14,721	51,524
Whitehawk Therapeutics, Inc.*	7,202	32,985
X4 Pharmaceuticals, Inc.*	22,814	106,541
Xencor, Inc.*	20,939	337,118
Xenon Pharmaceuticals, Inc.*	30,792	1,858,605
XOMA Royalty Corp.*	3,618	153,765
Z Squared, Inc. (x)*	13,988	147,993
Zenas Biopharma, Inc. (x)*	8,453	214,537
Zentalis Pharmaceuticals, Inc.*	11,196	54,301
Zura Bio Ltd., Class A*	23,664	139,618
Zymeworks, Inc.*	15,459	404,098

		106,731,336

Health Care Equipment & Supplies (2.4%)
Accuray, Inc.*	2,933	756
Acme United Corp.	706	33,690
Alphatec Holdings, Inc.*	37,112	321,019
AngioDynamics, Inc.*	12,374	160,986
Anteris Technologies Global Corp.*	24,832	244,595
Artivion, Inc.*	13,830	310,760
AtriCure, Inc.*	15,010	419,980
Avanos Medical, Inc.*	14,054	349,664
Axogen, Inc.*	16,513	762,735
Beta Bionics, Inc.*	13,349	209,179
Bioventus, Inc., Class A (x)*	14,572	137,560
Butterfly Network, Inc., Class A*	64,138	540,042
CapsoVision, Inc. (x)*	9,048	68,584
Carlsmed, Inc. (x)*	3,600	37,368
Ceribell, Inc.*	6,621	128,778
Cerus Corp.*	72,848	212,716
ClearPoint Neuro, Inc. (x)*	9,213	164,360
CONMED Corp.	9,876	323,241
CVRx, Inc.*	3,432	17,640
Delcath Systems, Inc.*	9,118	114,796
Dentsply Sirona, Inc.	64,309	682,318
Electromed, Inc.*	1,533	64,846
Embecta Corp.	12,023	39,195
Enovis Corp.*	18,316	379,141
Establishment Labs Holdings, Inc.*	8,505	729,814
Glaukos Corp.*	18,057	2,523,646
Haemonetics Corp.*	14,783	1,108,725
Hyperfine, Inc., Class A*	17,209	23,232
ICU Medical, Inc.*	7,689	1,127,207
Inogen, Inc.*	9,219	59,463
Inspire Medical Systems, Inc.*	9,134	407,468
Integer Holdings Corp.*	10,841	1,013,091
Integra LifeSciences Holdings Corp.*	22,241	399,448
iRadimed Corp.	2,535	242,245
IRhythm Holdings, Inc.*	10,319	1,227,445

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Kestra Medical Technologies Ltd.*	8,160	$207,590
KORU Medical Systems, Inc.*	9,139	38,384
Lantheus Holdings, Inc.*	20,298	2,251,860
LeMaitre Vascular, Inc.	7,043	675,846
LENSAR, Inc. (x)*	83	474
LivaNova plc*	17,611	1,448,153
Lucid Diagnostics, Inc.*	32,030	34,272
Merit Medical Systems, Inc.*	18,705	1,297,005
MiniMed Group, Inc.*	10,587	158,276
Neogen Corp.*	71,667	644,286
NeuroPace, Inc.*	8,050	127,915
Novocure Ltd.*	34,734	526,220
Omnicell, Inc.*	14,404	598,054
OraSure Technologies, Inc.*	16,106	71,833
Orchestra BioMed Holdings, Inc.*	8,710	37,584
Orthofix Medical, Inc.*	8,713	79,637
OrthoPediatrics Corp.*	6,758	129,281
Procept Biorobotics Corp.*	17,442	393,840
Pro-Dex, Inc.*	478	27,987
Pulse Biosciences, Inc. (x)*	6,429	178,276
QuidelOrtho Corp.*	21,740	380,776
RxSight, Inc.*	10,743	51,781
Sanara Medtech, Inc.*	1,600	37,744
Senseonics Holdings, Inc.*	8,743	49,660
Shoulder Innovations, Inc.*	3,107	63,010
SI-BONE, Inc.*	13,777	224,841
Sight Sciences, Inc.*	14,862	80,552
STAAR Surgical Co.*	11,516	330,394
Stereotaxis, Inc.*	13,764	23,674
Strive, Inc., Class A (x)*	23,184	252,937
Tactile Systems Technology, Inc.*	7,194	214,237
Tandem Diabetes Care, Inc.*	22,174	334,606
TransMedics Group, Inc.*	10,509	698,008
UFP Technologies, Inc.*	2,390	633,661
Utah Medical Products, Inc.	1,101	75,947
Varex Imaging Corp.*	9,674	100,900

		27,065,234

Health Care Providers & Services (2.7%)
Acadia Healthcare Co., Inc.*	29,171	861,420
Accendra Health, Inc.*	17,296	59,152
AdaptHealth Corp., Class A*	33,189	345,829
Addus HomeCare Corp.*	5,843	587,046
agilon health, Inc.*	4,050	434,079
AirSculpt Technologies, Inc.*	10,139	45,625
Alignment Healthcare, Inc.*	58,380	1,390,028
AMN Healthcare Services, Inc.*	12,377	400,643
Ardent Health, Inc.*	11,338	111,566
Astrana Health, Inc.*	14,336	665,334
Aveanna Healthcare Holdings, Inc.*	24,608	210,891
BrightSpring Health Services, Inc.*	51,259	3,574,803
Brookdale Senior Living, Inc.*	75,045	1,207,474
Castle Biosciences, Inc.*	9,362	223,284
Clover Health Investments Corp., Class A*	133,853	701,390
Community Health Systems, Inc.*	31,275	104,459
Concentra Group Holdings Parent, Inc.	36,941	1,098,995
CorVel Corp.*	9,345	584,249
Cross Country Healthcare, Inc.*	7,088	93,632
Fulgent Genetics, Inc.*	4,417	90,637
GeneDx Holdings Corp., Class A*	6,196	425,355
Guardian Pharmacy Services, Inc., Class A*	6,320	264,618
HealthEquity, Inc.*	26,353	2,380,203
Hims & Hers Health, Inc. (x)*	67,748	2,348,823
Hinge Health, Inc., Class A*	13,083	1,085,889
InfuSystem Holdings, Inc.*	4,205	40,578
Innovage Holding Corp.*	8,482	100,512
LifeStance Health Group, Inc.*	60,233	645,095
Lumexa Imaging Holdings, Inc.*	5,005	56,456
National HealthCare Corp.	4,036	853,049
NeoGenomics, Inc.*	39,476	575,955
NRC Health	4,744	102,328
Nutex Health, Inc. (x)*	1,461	249,670
Omada Health, Inc.*	11,244	246,806
Oncology Institute, Inc. (The)*	28,035	152,230
OPKO Health, Inc.*	122,897	184,346
Option Care Health, Inc.*	49,596	1,040,028
PACS Group, Inc.*	14,362	612,396
Pediatrix Medical Group, Inc.*	26,058	660,049
Pennant Group, Inc. (The)*	10,232	378,072
Privia Health Group, Inc.*	37,887	974,833
Progyny, Inc.*	23,213	669,231
RadNet, Inc.*	22,283	1,374,193
SBC Medical Group Holdings, Inc. (x)*	7,034	21,665
Select Medical Holdings Corp.	21,777	359,538
Sonida Senior Living, Inc. (x)*	8,971	366,017
Strata Critical Medical, Inc.*	25,072	132,129
Surgery Partners, Inc. (x)*	25,380	426,384
Talkspace, Inc.*	44,724	232,565
US Physical Therapy, Inc.	4,793	329,183
Viemed Healthcare, Inc.*	7,750	88,350

		30,167,082

Health Care Technology (0.3%)
Certara, Inc.*	36,582	239,612
Claritev Corp.*	3,294	112,358
Evolent Health, Inc., Class A*	36,952	200,280
HealthStream, Inc.	7,800	212,550
HeartFlow, Inc.*	23,629	693,275
LifeMD, Inc.*	8,644	35,700
Phreesia, Inc.*	17,234	177,338
Schrodinger, Inc.*	17,969	291,996
Simulations Plus, Inc.*	5,089	93,180
Teladoc Health, Inc.*	56,650	480,392
TruBridge, Inc.*	4,596	120,461
Waystar Holding Corp.*	34,370	705,616

		3,362,758

Life Sciences Tools & Services (0.5%)
10X Genomics, Inc., Class A*	35,495	1,360,878
Adaptive Biotechnologies Corp.*	47,780	1,024,881
Alamar Biosciences, Inc.*	5,318	144,065
Alpha Teknova, Inc. (x)*	4,961	28,178
Azenta, Inc.*	12,956	330,637
BioLife Solutions, Inc.*	12,671	357,829
Codexis, Inc.*	28,795	65,077
CryoPort, Inc.*	15,794	247,966
Cytek Biosciences, Inc.*	38,461	170,382
Fortrea Holdings, Inc.*	29,473	512,830
Ginkgo Bioworks Holdings, Inc., Class A*	16,568	164,189
Lifecore Biomedical, Inc.*	7,608	39,942
Maravai LifeSciences Holdings, Inc., Class A*	36,031	224,833

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Mesa Laboratories, Inc.	1,799	$179,090
Nautilus Biotechnology, Inc.*	10,996	20,563
OmniAb, Inc.*	30,543	75,136
Pacific Biosciences of California, Inc. (x)*	88,632	148,902
Personalis, Inc.*	23,032	308,629
Quanterix Corp.*	12,077	52,173

		5,456,180

Pharmaceuticals (2.6%)
Aclaris Therapeutics, Inc.*	38,423	203,258
Alto Neuroscience, Inc.*	8,209	216,635
Alumis, Inc.*	24,794	697,703
Amneal Pharmaceuticals, Inc.*	53,562	927,158
Amphastar Pharmaceuticals, Inc.*	11,294	227,913
Amylyx Pharmaceuticals, Inc.*	28,057	503,904
AN2 Therapeutics, Inc.*	5,803	28,087
ANI Pharmaceuticals, Inc.*	6,456	534,428
Aquestive Therapeutics, Inc. (x)*	36,420	151,507
Arvinas, Inc.*	19,868	165,103
AtaiBeckley, Inc.*	100,531	529,798
Atea Pharmaceuticals, Inc.*	14,244	66,235
Avalyn Pharma, Inc.*	2,921	96,159
BioAge Labs, Inc.*	11,023	270,174
Collegium Pharmaceutical, Inc.*	10,005	362,181
Context Therapeutics, Inc.*	21,254	11,773
Contineum Therapeutics, Inc., Class A*	8,439	138,315
CorMedix, Inc. (x)*	21,100	165,635
Crinetics Pharmaceuticals, Inc.*	32,500	1,216,150
Definium Therapeutics, Inc.*	40,885	1,923,230
Edgewise Therapeutics, Inc.*	22,462	912,631
Enliven Therapeutics, Inc.*	13,143	667,007
Esperion Therapeutics, Inc.*	92,558	292,483
Eton Pharmaceuticals, Inc.*	8,119	293,908
Evolus, Inc.*	16,585	115,100
EyePoint, Inc.*	24,941	356,656
Fulcrum Therapeutics, Inc.*	17,825	65,239
Harmony Biosciences Holdings, Inc.*	13,739	500,237
Harrow, Inc. (x)*	9,965	423,214
Indivior Pharmaceuticals, Inc.*	37,598	1,542,646
Innoviva, Inc.*	25,129	570,680
LB Pharmaceuticals, Inc.*	7,077	229,684
LENZ Therapeutics, Inc. (x)*	3,588	20,380
Lexicon Pharmaceuticals, Inc. (x)*	77,636	186,326
Ligand Pharmaceuticals, Inc.*	6,253	1,976,511
Liquidia Corp.*	22,180	1,768,411
Maze Therapeutics, Inc.*	11,054	329,851
MBX Biosciences, Inc.*	9,404	519,101
MediWound Ltd. (x)*	1,707	25,093
Nektar Therapeutics*	10,858	757,997
Neumora Therapeutics, Inc.*	59,473	101,104
Nuvation Bio, Inc.*	79,416	451,083
Ocular Therapeutix, Inc.*	64,610	634,470
Omeros Corp. (x)*	21,888	208,155
Oramed Pharmaceuticals, Inc.	7,266	34,949
Pacira BioSciences, Inc.*	13,686	347,214
Perrigo Co. plc	44,226	459,508
Phathom Pharmaceuticals, Inc.*	14,725	159,766
Phibro Animal Health Corp., Class A	6,539	205,325
Prestige Consumer Healthcare, Inc.*	15,244	720,584
Rapport Therapeutics, Inc.*	9,316	388,198
Relmada Therapeutics, Inc.*	29,842	206,507
Septerna, Inc.*	6,825	228,569
SIGA Technologies, Inc.	14,549	52,958
SpyGlass Pharma, Inc.*	3,212	71,499
Supernus Pharmaceuticals, Inc.*	17,556	816,530
Tarsus Pharmaceuticals, Inc.*	13,078	823,129
Theravance Biopharma, Inc.*	12,712	216,104
Third Harmonic Bio, Inc.(r)*	7,949	—
Trevi Therapeutics, Inc.*	32,983	615,133
VeraDermics, Inc.*	6,605	812,019
WaVe Life Sciences Ltd.*	42,813	248,744
Xeris Biopharma Holdings, Inc.*	51,216	405,631
Zevra Therapeutics, Inc.*	18,374	263,483

		28,459,163

Total Health Care		201,241,753

Industrials (13.6%)
Aerospace & Defense (1.7%)
AAR Corp.*	12,545	1,793,057
AerSale Corp.*	12,159	76,845
Aevex Corp., Class A*	4,007	83,706
AIRO Group Holdings, Inc. (x)*	4,105	30,336
Archer Aviation, Inc., Class A*	211,633	1,001,024
Astronics Corp.*	9,870	802,036
Astronics Corp., Class B*	1,813	137,788
Beta Technologies, Inc., Class A*	11,370	190,447
Cadre Holdings, Inc.	9,636	274,722
Ducommun, Inc.*	4,527	838,446
Eve Holding, Inc. (x)*	30,487	76,522
Firefly Aerospace, Inc. (x)*	25,045	736,323
Innovative Solutions and Support, Inc.*	6,714	120,852
Intuitive Machines, Inc. (x)*	38,822	830,403
Mercury Systems, Inc.*	17,689	2,163,895
Moog, Inc., Class A	8,846	3,749,289
National Presto Industries, Inc.	1,504	187,985
Park Aerospace Corp.	5,902	225,220
Red Cat Holdings, Inc. (x)*	33,752	359,459
Redwire Corp.*	61,507	752,231
Satellogic, Inc., Class A*	28,122	160,858
Sidus Space, Inc., Class A*	18,669	52,460
Starfighters Space, Inc. (x)*	6,808	36,219
Swarmer, Inc.*	2,327	103,109
TAT Technologies Ltd.*	3,981	192,004
V2X, Inc.*	9,220	687,443
Virgin Galactic Holdings, Inc. (x)*	21,485	62,092
Voyager Technologies, Inc., Class A*	15,698	506,260
VSE Corp.	8,878	2,028,623
York Space Systems, Inc. (x)*	6,611	162,763

		18,422,417

Air Freight & Logistics (0.1%)
Forward Air Corp.*	7,562	102,162
Hub Group, Inc., Class A	18,658	817,034
Radiant Logistics, Inc.*	12,913	122,157

		1,041,353

Building Products (1.1%)
Apogee Enterprises, Inc.	6,664	304,811
AZZ, Inc.	9,391	1,456,075
CSW Industrials, Inc.	5,085	1,415,155
Gibraltar Industries, Inc.*	9,503	428,585
Griffon Corp.	12,188	1,188,696

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Insteel Industries, Inc.	4,266	$128,833
Janus International Group, Inc.*	41,540	230,547
Masterbrand, Inc.*	62,023	638,217
Quanex Building Products Corp.	14,415	268,407
Resideo Technologies, Inc.*	43,177	1,342,805
Tecnoglass, Inc.	8,023	375,557
UFP Industries, Inc.	18,015	1,634,681
Zurn Elkay Water Solutions Corp.	47,400	2,395,122

		11,807,491

Commercial Services & Supplies (1.4%)
ABM Industries, Inc.	18,739	829,013
ACCO Brands Corp.	20,777	86,432
ACV Auctions, Inc., Class A*	54,055	388,655
BrightView Holdings, Inc.*	21,592	305,959
Brink’s Co. (The)	12,928	1,221,567
Casella Waste Systems, Inc., Class A*	20,030	1,942,309
Cimpress plc*	5,751	584,877
Civeo Corp.*	2,288	80,080
CompX International, Inc.	393	9,786
CoreCivic, Inc.*	31,768	965,112
Deluxe Corp.	14,846	354,522
Ennis, Inc.	7,014	149,048
Enviri Corp.*	5,678	124,632
GEO Group, Inc. (The)*	39,317	1,161,817
Healthcare Services Group, Inc.*	22,369	549,383
HNI Corp.	22,751	919,368
Interface, Inc., Class A	18,364	658,166
Liquidity Services, Inc.*	7,378	288,627
Millerknoll, Inc.	22,388	458,058
Mobile Infrastructure Corp., Class A*	175	242
NLI Holdings, Inc.	2,954	17,576
Onterris, Inc. (x)*	11,055	223,422
OPENLANE, Inc.*	33,536	1,383,025
Perma-Fix Environmental Services, Inc. (x)*	3,771	53,888
Pitney Bowes, Inc.	41,657	729,831
Quad/Graphics, Inc.	8,273	69,741
UniFirst Corp.	4,642	1,227,623
Vestis Corp.*	31,574	458,454
Virco Mfg. Corp.	189	1,160

		15,242,373

Construction & Engineering (1.8%)
Ameresco, Inc., Class A*	10,327	285,025
Arcosa, Inc.	15,526	2,255,773
Argan, Inc.	4,308	3,440,153
Bowman Consulting Group Ltd., Class A*	4,390	128,188
Cardinal Infrastructure Group, Inc., Class A (x)*	4,872	458,942
Centuri Holdings, Inc.*	27,270	824,645
Concrete Pumping Holdings, Inc.*	5,010	60,371
Construction Partners, Inc., Class A*	15,155	1,799,959
Fluor Corp.*	44,609	2,337,066
Granite Construction, Inc.	13,999	2,212,962
INNOVATE Corp.*	1,189	22,199
Legence Corp., Class A*	18,430	1,570,789
Limbach Holdings, Inc.*	3,324	255,948
Matrix Service Co.*	5,947	81,474
MYR Group, Inc.*	4,916	2,459,966
NWPX Infrastructure, Inc.*	2,957	443,373
Orion Group Holdings, Inc.*	12,348	207,693
Southland Holdings, Inc. (x)*	56	37
Tutor Perini Corp.	14,785	1,226,711

		20,071,274

Electrical Equipment (1.2%)
Allient, Inc.	4,711	484,903
American Superconductor Corp.*	14,466	600,484
Amprius Technologies, Inc.*	43,178	598,447
Array Technologies, Inc. (x)*	46,966	348,018
Atkore, Inc.	10,454	794,922
Babcock & Wilcox Enterprises, Inc.*	42,095	593,539
ChargePoint Holdings, Inc.*	5,315	31,412
Energous Corp.*	1,006	24,194
Energy Vault Holdings, Inc. (x)*	45,497	214,291
EnerSys	11,406	2,666,951
Enovix Corp. (x)*	59,316	360,048
Eos Energy Enterprises, Inc. (x)*	113,218	665,722
Espey Mfg. & Electronics Corp.	472	31,789
Fluence Energy, Inc., Class A*	26,787	532,526
FuelCell Energy, Inc.*	17,081	615,087
GrafTech International Ltd.*	3,771	22,287
Hyliion Holdings Corp.*	36,506	190,196
LSI Industries, Inc.	10,506	279,249
NANO Nuclear Energy, Inc. (x)*	15,004	317,185
Net Power, Inc. (x)*	8,054	13,450
NuScale Power Corp., Class A*	102,248	1,025,547
Plug Power, Inc. (x)*	429,814	1,164,796
Power Solutions International, Inc.*	3,327	129,387
Preformed Line Products Co.	734	301,351
SES AI Corp., Class A (x)*	119,603	114,843
Shoals Technologies Group, Inc., Class A*	53,884	533,452
Sunrun, Inc.*	73,396	982,038
Tigo Energy, Inc.*	8,696	20,262

		13,656,376

Ground Transportation (0.4%)
ArcBest Corp.	6,918	993,010
Covenant Logistics Group, Inc., Class A	4,381	193,553
FTAI Infrastructure, Inc. (x)	31,658	146,893
Heartland Express, Inc.	13,524	205,835
Hertz Global Holdings, Inc. (x)*	40,136	90,908
Marten Transport Ltd.	18,438	319,899
PAMT Corp.*	2,526	35,389
Proficient Auto Logistics, Inc.*	7,497	51,055
RXO, Inc.*	52,624	1,451,896
Universal Logistics Holdings, Inc.	3,148	46,590
Werner Enterprises, Inc.	18,839	821,569

		4,356,597

Industrial Conglomerates (0.1%)
Brookfield Business Corp., Class A	21,830	651,626

Machinery (3.1%)
3D Systems Corp.*	49,922	150,764
Aebi Schmidt Holding AG	10,722	134,561
AirJoule Technologies Corp.*	18,833	104,335
Alamo Group, Inc.	3,391	557,786
Albany International Corp., Class A	9,103	678,174
Alliance Laundry Holdings, Inc.*	13,586	360,301
Astec Industries, Inc.	6,885	421,293
Atmus Filtration Technologies, Inc.	26,077	1,329,666
Blue Bird Corp.*	10,377	819,368
CECO Environmental Corp.*	16,403	1,488,408
Columbus McKinnon Corp.	6,542	98,980
Commercial Vehicle Group, Inc.*	7,782	35,953

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Douglas Dynamics, Inc.	7,221	$389,573
Elmet Group Co. (The)*	5,309	104,800
Energy Recovery, Inc.*	17,601	158,761
Enerpac Tool Group Corp., Class A	16,777	601,623
Enpro, Inc.	6,598	2,486,984
ESCO Technologies, Inc.	8,262	2,892,030
Federal Signal Corp.	19,164	2,462,382
Franklin Electric Co., Inc.	11,832	1,268,272
FreightCar America, Inc.*	3,145	30,632
Gencor Industries, Inc.*	2,255	33,645
Gorman-Rupp Co. (The)	6,477	594,200
Graham Corp.*	3,270	404,793
Greenbrier Cos., Inc. (The)	10,001	490,149
Helios Technologies, Inc.	10,513	938,285
Hillman Solutions Corp.*	64,333	542,971
Hyster-Yale, Inc.	3,482	122,079
JBT Marel Corp.	16,687	2,419,615
Kadant, Inc.	3,757	1,180,562
Kennametal, Inc.	24,450	856,973
L B Foster Co., Class A*	3,387	152,991
Lindsay Corp.	3,375	417,825
Luxfer Holdings plc	7,499	135,282
Manitowoc Co., Inc. (The)*	10,778	149,706
Mayville Engineering Co., Inc.*	3,445	129,050
Microvast Holdings, Inc. (x)*	85,325	99,830
Miller Industries, Inc.	3,650	186,698
Mueller Water Products, Inc., Class A	49,278	1,272,851
Omega Flex, Inc.	1,309	41,090
Palladyne AI Corp. (x)*	8,192	49,807
Park-Ohio Holdings Corp.	2,821	108,467
Perma-Pipe International Holdings, Inc.*	1,625	44,249
Proto Labs, Inc.*	7,942	647,352
Richtech Robotics, Inc., Class B (x)*	41,652	87,886
Standex International Corp.	3,860	1,380,606
Taylor Devices, Inc.*	690	40,489
Tennant Co.	5,924	518,587
Terex Corp.	36,106	2,613,713
Titan International, Inc.*	17,864	137,731
Trinity Industries, Inc.	24,743	855,613
Twin Disc, Inc.	2,503	58,070
Velo3D, Inc.*	6,862	120,428
Wabash National Corp.	9,171	123,809
Worthington Enterprises, Inc.	9,995	537,331

		34,067,379

Marine Transportation (0.2%)
Costamare Bulkers Holdings Ltd.*	4,098	71,961
Costamare, Inc.	14,193	198,986
Genco Shipping & Trading Ltd.	10,083	249,857
Himalaya Shipping Ltd.	10,753	143,660
Matson, Inc.	9,231	1,774,475
Pangaea Logistics Solutions Ltd.	7,957	51,720
Safe Bulkers, Inc.	20,821	131,381

		2,622,040

Passenger Airlines (0.4%)
Allegiant Travel Co.*	7,454	876,590
Frontier Group Holdings, Inc.*	21,161	167,384
JetBlue Airways Corp.*	107,266	614,634
Joby Aviation, Inc. (x)*	212,644	1,896,784
Republic Airways Holdings, Inc.*	4,571	96,037
SkyWest, Inc.*	12,616	1,253,147
Wheels Up Experience, Inc., Class A (x)*	1,977	17,734

		4,922,310

Professional Services (1.0%)
Asure Software, Inc.*	6,504	51,642
Barrett Business Services, Inc.	8,231	292,365
BlackSky Technology, Inc., Class A*	10,266	286,627
CBIZ, Inc.*	15,055	482,964
Clarivate plc*	110,062	237,734
Concentrix Corp.	13,419	300,653
Conduent, Inc.*	44,560	65,058
CRA International, Inc.	2,129	302,957
Exponent, Inc.	15,195	892,858
Falcon’s Beyond Global, Inc., Class A (x)*	6,261	112,197
First Advantage Corp. (x)*	24,307	438,741
Franklin Covey Co.*	2,204	54,064
HireQuest, Inc.	1,338	16,805
Huron Consulting Group, Inc.*	5,135	462,972
IBEX Holdings Ltd.*	3,205	97,336
ICF International, Inc.	5,990	436,431
Innodata, Inc.*	9,633	728,062
Insperity, Inc. (x)	11,708	483,657
Kelly Services, Inc., Class A	9,924	121,867
Kforce, Inc.	5,205	244,219
Korn Ferry	16,487	1,097,704
Legalzoom.com, Inc.*	37,740	231,346
ManpowerGroup, Inc.	14,747	498,006
Maximus, Inc.	17,272	928,543
Mistras Group, Inc.*	6,000	104,820
Public Policy Holding Co., Inc.	926	6,862
RCM Technologies, Inc.*	1,045	29,500
Resolute Holdings Management, Inc. (x)*	1,379	199,307
Skillsoft Corp.*	29	150
Spire Global, Inc.*	10,193	189,590
TIC Solutions, Inc. (x)*	58,154	470,466
TriNet Group, Inc.	8,852	438,085
TrueBlue, Inc.*	8,108	56,513
Upwork, Inc.*	39,238	328,030
Verra Mobility Corp., Class A*	47,276	200,923
Willdan Group, Inc.*	4,466	353,261

		11,242,315

Trading Companies & Distributors (1.1%)
Alta Equipment Group, Inc.*	8,663	56,050
BlueLinx Holdings, Inc.*	2,639	163,301
Boise Cascade Co.	11,470	890,416
Custom Truck One Source, Inc.*	19,252	227,366
Distribution Solutions Group, Inc.*	3,016	82,488
DNOW, Inc.*	58,538	759,238
DXP Enterprises, Inc.*	4,105	692,678
EVI Industries, Inc.	1,831	27,062
GATX Corp.	11,190	1,982,756
Global Industrial Co.	4,628	154,853
Herc Holdings, Inc.	10,391	1,489,446
Hudson Technologies, Inc.*	9,124	52,372
Karat Packaging, Inc.	3,125	104,562
McGrath RentCorp	7,785	942,219
NPK International, Inc.*	25,201	400,948
Rush Enterprises, Inc., Class A	19,157	1,398,174
Rush Enterprises, Inc., Class B	3,317	253,750
Titan Machinery, Inc.*	6,836	144,376
Transcat, Inc.*	2,872	266,435
Willis Lease Finance Corp.	1,241	283,941
Xometry, Inc., Class A*	13,936	1,345,103

		11,717,534

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp. (x)*	7,451	$73,318

Total Industrials		149,894,403

Information Technology (13.1%)
Communications Equipment (1.0%)
ADTRAN Holdings, Inc.*	23,516	326,872
Aviat Networks, Inc.*	2,683	59,563
BK Technologies Corp.*	1,094	94,062
Calix, Inc.*	18,459	688,890
Clearfield, Inc.*	2,627	104,528
Digi International, Inc.*	12,409	930,054
Extreme Networks, Inc.*	40,819	1,321,311
Harmonic, Inc.*	33,903	553,636
Inseego Corp. (x)*	2,760	28,511
KVH Industries, Inc.*	2,704	26,797
Lantronix, Inc.*	7,995	47,011
NETGEAR, Inc.*	8,216	191,844
NetScout Systems, Inc.*	23,619	1,028,607
Ondas, Inc. (x)*	153,182	1,262,220
Ribbon Communications, Inc.*	30,422	71,187
Viasat, Inc.*	39,857	3,579,557
Vistance Networks, Inc.	68,719	878,229

		11,192,879

Electronic Equipment, Instruments & Components (2.6%)
908 Devices, Inc.*	6,291	54,732
Aeva Technologies, Inc.*	6,256	179,672
Arlo Technologies, Inc.*	33,757	455,044
Badger Meter, Inc.	9,391	1,393,437
Bel Fuse, Inc., Class A	529	154,061
Bel Fuse, Inc., Class B	3,882	1,292,861
Belden, Inc.	12,301	1,475,013
Benchmark Electronics, Inc.	11,130	1,098,197
Climb Global Solutions, Inc.	5,088	118,092
Crane NXT Co.	15,765	806,537
CTS Corp.	9,513	620,152
Daktronics, Inc.*	12,481	244,128
ePlus, Inc.	8,322	692,640
Evolv Technologies Holdings, Inc.*	48,642	282,124
Forward Industries, Inc.*	13,579	57,303
Frequency Electronics, Inc.*	2,406	159,638
Insight Enterprises, Inc.*	8,985	1,094,373
Itron, Inc.*	14,141	1,223,621
Kimball Electronics, Inc.*	6,925	177,280
Knowles Corp.*	27,072	1,122,947
LightPath Technologies, Inc., Class A*	17,418	284,784
Lightwave Logic, Inc. (x)*	50,570	478,392
Methode Electronics, Inc.	12,266	232,686
Mirion Technologies, Inc., Class A*	76,018	1,363,003
M-Tron Industries, Inc.*	1,516	150,311
Napco Security Technologies, Inc.	11,152	423,553
nLight, Inc.*	17,508	1,218,907
Novanta, Inc.*	11,408	1,850,834
OSI Systems, Inc.*	5,030	1,100,061
Ouster, Inc.*	19,526	1,220,766
PC Connection, Inc.	3,539	258,312
Plexus Corp.*	8,507	2,557,800
Powerfleet, Inc.*	44,946	172,143
RF Industries Ltd.*	1,868	39,620
Richardson Electronics Ltd.	2,985	56,745
Rogers Corp.*	5,672	928,677
ScanSource, Inc.*	7,185	374,267
SmartRent, Inc., Class A*	34,415	40,954
Syntec Optics Holdings, Inc.*	7,199	89,628
Unusual Machines, Inc. (x)*	14,370	320,451
Vishay Intertechnology, Inc.	38,678	2,080,103
Vishay Precision Group, Inc.*	3,714	556,766
Vuzix Corp. (x)*	14,655	42,499

		28,543,114

IT Services (0.4%)
Backblaze, Inc., Class A*	17,984	285,226
BigBear.ai Holdings, Inc. (x)*	147,326	540,686
Brand Engagement Network, Inc. (x)*	980	16,768
Commerce.com, Inc.*	24,624	72,887
Crexendo, Inc.*	3,214	24,009
CSP, Inc.	85	675
DXC Technology Co.*	55,130	487,900
Everforth, Inc.*	12,825	229,183
Fastly, Inc., Class A*	48,263	886,109
Globant SA*	13,726	397,230
Grid Dynamics Holdings, Inc.*	21,322	121,109
Hackett Group, Inc. (The) (x)	8,183	88,131
Information Services Group, Inc.	11,606	47,701
Rackspace Technology, Inc.*	30,189	197,134
SharonAI Holdings, Inc. (x)*	1,669	141,297
TSS, Inc.*	5,543	68,179
Tucows, Inc., Class A*	2,407	32,422
Unisys Corp.*	22,847	83,620
Whitefiber, Inc. (x)*	4,103	159,402

		3,879,668

Semiconductors & Semiconductor Equipment (3.3%)
ACM Research, Inc., Class A*	16,972	2,153,577
Aehr Test Systems*	9,411	904,021
Aeluma, Inc. (x)*	5,759	127,159
Alpha & Omega Semiconductor Ltd.*	7,726	365,671
Ambarella, Inc.*	13,341	1,144,658
Ambiq Micro, Inc.*	5,642	498,189
Amtech Systems, Inc.*	2,622	60,516
Atomera, Inc. (x)*	8,700	75,777
Axcelis Technologies, Inc.*	10,024	1,899,047
AXT, Inc.*	19,575	1,410,966
Blaize Holdings, Inc. (x)*	15,062	20,785
Canadian Solar, Inc.*	15,402	246,740
CEVA, Inc.*	8,389	395,625
Cohu, Inc.*	14,676	1,084,703
Diodes, Inc.*	14,510	1,587,974
Everspin Technologies, Inc. (x)*	4,465	107,964
GSI Technology, Inc.*	7,429	57,426
Ichor Holdings Ltd.*	10,806	1,213,298
Impinj, Inc.*	9,008	1,290,216
indie Semiconductor, Inc., Class A (x)*	64,530	289,740
inTEST Corp.*	2,572	46,733
Kopin Corp.*	53,536	239,841
Kulicke & Soffa Industries, Inc.	16,340	2,185,638
MaxLinear, Inc., Class A*	27,225	3,485,617
Navitas Semiconductor Corp., Class A*	58,786	1,053,445
NVE Corp.	1,084	113,332
PDF Solutions, Inc.*	10,359	733,314
Penguin Solutions, Inc.*	15,798	1,200,806
Photronics, Inc.*	19,212	624,966

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Power Integrations, Inc.	17,579	$1,472,417
QuickLogic Corp.*	3,721	74,308
Rigetti Computing, Inc. (x)*	105,241	2,033,256
Silicon Laboratories, Inc.*	10,423	2,278,051
SkyWater Technology, Inc.*	12,613	439,185
Synaptics, Inc.*	12,258	1,522,811
T1 Energy, Inc. (x)*	57,552	545,593
Toyo Co. Ltd.*	9,088	63,162
Ultra Clean Holdings, Inc.*	13,963	1,990,984
Veeco Instruments, Inc.*	18,897	1,432,393
Wolfspeed, Inc. (x)*	9,148	441,391

		36,911,295

Software (5.5%)
8x8, Inc.*	29,848	51,040
A10 Networks, Inc.	23,122	863,838
ACI Worldwide, Inc.*	32,606	1,639,756
Adeia, Inc.	35,077	1,155,086
Agilysys, Inc.*	8,122	848,749
Alarm.com Holdings, Inc.*	14,598	682,019
Alkami Technology, Inc. (x)*	21,128	382,839
Amplitude, Inc., Class A*	28,236	216,005
Appian Corp., Class A*	12,760	292,204
Arteris, Inc.*	10,435	507,037
Asana, Inc., Class A*	29,328	205,296
AudioEye, Inc.*	136	790
AvePoint, Inc.*	53,498	599,713
Bit Digital, Inc. (x)*	104,187	187,537
Bitdeer Technologies Group, Class A (x)*	40,843	648,178
Blackbaud, Inc.*	11,219	332,307
BlackLine, Inc.*	16,142	453,106
Blend Labs, Inc., Class A*	65,704	112,354
Box, Inc., Class A*	43,762	1,161,443
Braze, Inc., Class A*	28,798	624,629
C3.ai, Inc., Class A*	41,492	377,162
Cerence, Inc.*	15,514	175,618
Cipher Digital, Inc.*	106,560	2,610,720
Cleanspark, Inc.*	79,583	1,157,933
Clear Secure, Inc., Class A	29,944	1,668,779
Commvault Systems, Inc.*	14,002	1,984,503
Consensus Cloud Solutions, Inc.*	5,454	208,070
Core Scientific, Inc.*	98,641	2,524,223
CS Disco, Inc.*	6,538	24,714
Daily Journal Corp.*	400	240,476
Digimarc Corp. (x)*	4,166	34,244
Digital Turbine, Inc.*	34,768	448,507
Domo, Inc., Class B*	6,914	21,641
Duos Technologies Group, Inc.*	5,907	70,884
D-Wave Quantum, Inc. (x)*	115,979	2,782,336
eGain Corp.*	5,703	35,929
EverCommerce, Inc. (x)*	5,686	57,201
Five9, Inc.*	24,370	519,568
Freshworks, Inc., Class A*	69,026	698,543
Hut 8 Corp.*	32,485	3,750,231
I3 Verticals, Inc., Class A*	7,495	160,093
Intapp, Inc.*	17,683	445,788
Intellicheck, Inc.*	4,043	16,576
InterDigital, Inc.	8,239	2,332,708
JFrog Ltd.*	34,226	3,110,459
Kaltura, Inc.*	25,267	32,847
Keel Infrastructure Corp.*	185,544	1,065,023
Life360, Inc. (x)*	5,541	306,750
LiveRamp Holdings, Inc.*	20,350	765,974
MARA Holdings, Inc. (x)*	121,859	1,692,621
Mitek Systems, Inc.*	13,801	277,814
N-able, Inc.*	43,052	158,001
nCino, Inc.*	33,823	553,006
NCR Voyix Corp.*	47,065	384,521
NextNav, Inc.*	30,859	550,216
OneSpan, Inc.	12,123	173,965
Ooma, Inc.*	8,940	171,827
PagerDuty, Inc.*	26,067	251,547
PAR Technology Corp. (x)*	13,224	230,362
Porch Group, Inc.*	29,197	439,123
Progress Software Corp.*	13,553	455,110
Q2 Holdings, Inc.*	20,169	970,129
Qualys, Inc.*	11,202	1,540,163
Rapid7, Inc.*	23,114	187,223
Red Violet, Inc.*	3,497	222,829
ReposiTrak, Inc.	3,397	30,573
Rimini Street, Inc.*	20,279	86,389
Riot Platforms, Inc.*	112,120	3,069,846
Roadzen, Inc.*	10,137	14,800
ServiceTitan, Inc., Class A*	19,239	1,360,390
Silvaco Group, Inc.*	2,797	38,571
Soluna Holdings, Inc.*	24,743	33,403
SoundHound AI, Inc., Class A (x)*	124,071	802,739
Sprinklr, Inc., Class A*	36,560	188,650
Sprout Social, Inc., Class A*	16,188	122,219
SPS Commerce, Inc.*	11,874	678,837
Telos Corp.*	12,976	59,690
Tenable Holdings, Inc.*	35,439	1,306,990
Teradata Corp.*	30,105	1,043,138
Thryv Holdings, Inc.*	11,812	46,539
Varonis Systems, Inc.*	35,826	1,503,259
Veritone, Inc. (x)*	20,251	27,744
Vertex, Inc., Class A*	21,969	252,204
Via Transportation, Inc., Class A (x)*	16,665	302,303
Viant Technology, Inc., Class A*	3,318	42,006
Weave Communications, Inc.*	13,511	80,931
Workiva, Inc., Class A*	16,082	780,138
Xperi, Inc.*	10,605	87,279
Yext, Inc.*	18,420	86,021
ZenaTech, Inc.*	9,402	14,103
Zeta Global Holdings Corp., Class A*	71,385	1,404,857

		60,313,502

Technology Hardware, Storage & Peripherals (0.3%)
Corsair Gaming, Inc.*	15,183	146,820
CPI Card Group, Inc.*	3,001	62,361
Diebold Nixdorf, Inc.*	7,198	611,974
Eastman Kodak Co.*	18,095	167,379
GPGI, Inc., Class A (x)	55,695	882,766
Immersion Corp. (x)	6,467	43,781
Infleqtion, Inc.*	36,976	492,520
One Stop Systems, Inc.*	8,700	158,166
Quantum Computing, Inc. (x)*	63,681	617,706
Turtle Beach Corp. (x)*	6,853	85,320
Xerox Holdings Corp. (x)	42,887	134,236

		3,403,029

Total Information Technology		144,243,487

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (3.9%)
Chemicals (1.7%)
AdvanSix, Inc.	8,767	$174,288
Alto Ingredients, Inc.*	16,370	93,309
Ashland, Inc.	14,571	960,083
ASP Isotopes, Inc. (x)*	32,834	204,228
Aspen Aerogels, Inc.*	25,416	161,137
Avient Corp.	29,174	1,078,271
Balchem Corp.	10,245	1,730,893
Cabot Corp.	16,423	1,491,537
Chemours Co. (The)	48,460	994,399
Core Molding Technologies, Inc.*	2,732	64,475
Ecovyst, Inc.*	32,785	408,173
Flotek Industries, Inc. (x)*	5,869	138,039
FMC Corp.	39,946	459,379
Hawkins, Inc.	6,171	876,899
HB Fuller Co.	17,177	1,001,247
Huntsman Corp.	52,924	562,053
Ingevity Corp.*	11,383	849,969
Innospec, Inc.	8,038	654,213
Intrepid Potash, Inc.*	2,489	81,589
Koppers Holdings, Inc.	5,511	247,444
Kronos Worldwide, Inc.	10,696	67,706
LSB Industries, Inc.*	17,984	194,407
Mativ Holdings, Inc.	14,392	108,947
Minerals Technologies, Inc.	10,092	746,505
Orion SA	13,749	91,156
Perimeter Solutions, Inc.*	47,705	1,700,683
PureCycle Technologies, Inc. (x)*	43,441	352,307
Quaker Chemical Corp.	4,458	708,243
Rayonier Advanced Materials, Inc.*	20,636	162,199
Sensient Technologies Corp.	13,521	1,667,004
Solesence, Inc.*	761	559
Stepan Co.	6,576	366,415
Trinseo plc (r)	7,478	12
Tronox Holdings plc	37,086	233,642
Valhi, Inc.	1,618	23,736

		18,655,146

Construction Materials (0.2%)
Knife River Corp.*	18,210	1,523,267
Smith-Midland Corp.*	1,131	32,799
Titan America SA (x)	10,739	200,390
United States Lime & Minerals, Inc.	3,336	349,179

		2,105,635

Containers & Packaging (0.2%)
Ardagh Metal Packaging SA	47,466	224,989
Greif, Inc., Class A	7,931	590,780
Greif, Inc., Class B	940	87,928
Myers Industries, Inc.	11,618	410,231
O-I Glass, Inc.*	47,473	457,165
Ranpak Holdings Corp., Class A*	21,552	157,545
TriMas Corp.	8,529	384,061

		2,312,699

Metals & Mining (1.7%)
Alpha Metallurgical Resources, Inc.*	3,466	571,682
American Battery Technology Co. (x)*	36,814	104,184
Ampco-Pittsburgh Corp.*	3,502	30,292
Caledonia Mining Corp. plc (x)	5,452	104,133
Century Aluminum Co.*	22,037	1,013,922
Commercial Metals Co.	35,454	2,224,739
Compass Minerals International, Inc.*	11,280	351,146
Constellium SE*	41,168	1,312,024
Contango Silver & Gold, Inc. (x)*	5,756	90,887
Critical Metals Corp. (x)*	19,131	196,093
Dakota Gold Corp.*	39,670	168,994
Elemental Royalty Corp. (x)	11,106	193,911
Ferroglobe plc	38,563	122,630
Friedman Industries, Inc.	1,351	43,475
Gold Resource Corp.*	35,381	44,580
Hycroft Mining Holding Corp., Class A (x)*	17,128	400,795
Idaho Strategic Resources, Inc.*	5,362	175,606
Ivanhoe Electric, Inc.*	38,048	365,641
Kaiser Aluminum Corp.	5,276	1,032,144
Lifezone Metals Ltd. (x)*	21,635	83,944
Materion Corp.	6,578	1,956,231
McEwen, Inc. (x)*	16,318	295,845
Metallus, Inc.*	11,317	211,515
NioCorp Developments Ltd.*	44,938	216,601
Novagold Resources, Inc.*	114,402	682,980
Perpetua Resources Corp.*	25,986	539,469
Ramaco Resources, Inc., Class A*	14,430	190,909
Ramaco Resources, Inc., Class B*	1,472	12,586
Realloys, Inc. (x)*	17,806	257,297
Ryerson Holding Corp.	14,054	345,869
Silver Bow Mining Corp.*	1,912	12,925
SSR Mining, Inc.*	69,209	1,957,231
SunCoke Energy, Inc.	26,236	211,200
Tredegar Corp.*	8,440	67,182
United States Antimony Corp. (x)*	38,208	277,390
US Gold Corp. (x)*	3,419	52,413
US Goldmining, Inc. (x)*	597	4,854
USA Rare Earth, Inc.*	60,878	1,313,747
Vista Gold Corp.*	31,627	60,408
Vox Royalty Corp. (x)	11,939	56,471
Warrior Met Coal, Inc.	16,728	1,357,645
Worthington Steel, Inc.	10,829	363,638

		19,075,228

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	5,578	87,463
Magnera Corp.*	11,777	138,380
Sylvamo Corp.	9,233	349,007

		574,850

Total Materials		42,723,558

Real Estate (5.3%)
Diversified REITs (0.5%)
AH Realty Trust, Inc. (REIT)	25,240	178,699
Alpine Income Property Trust, Inc. (REIT)	6,517	135,293
American Assets Trust, Inc. (REIT)	15,111	373,090
Broadstone Net Lease, Inc. (REIT)	61,754	1,276,455
CTO Realty Growth, Inc. (REIT)	10,202	219,445
Essential Properties Realty Trust, Inc. (REIT)	67,362	2,010,756
Gladstone Commercial Corp. (REIT)	15,649	192,483
Global Net Lease, Inc. (REIT)	61,337	548,353
Modiv Industrial, Inc. (REIT), Class C	2,024	35,217
NexPoint Diversified Real Estate Trust (REIT)	15,946	82,760

		5,052,551

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care REITs (0.7%)
CareTrust REIT, Inc. (REIT)	69,953	$2,822,604
Chiron Real Estate, Inc. (REIT) (x)	4,368	163,887
Community Healthcare Trust, Inc. (REIT)	8,492	155,234
Diversified Healthcare Trust (REIT)	70,428	654,980
LTC Properties, Inc. (REIT)	15,277	587,401
National Health Investors, Inc. (REIT)	14,979	1,142,299
National Healthcare Properties, Inc. (REIT), Class A*	14,242	208,645
Sabra Health Care REIT, Inc. (REIT)	80,404	1,568,682
Sila Realty Trust, Inc. (REIT)	11,510	349,444
Strawberry Fields REIT, Inc. (REIT)	3,638	50,022
Universal Health Realty Income Trust (REIT)	4,687	205,572

		7,908,770

Hotel & Resort REITs (0.8%)
Apple Hospitality REIT, Inc. (REIT)	69,885	1,174,767
Braemar Hotels & Resorts, Inc. (REIT)	22,149	47,842
Chatham Lodging Trust (REIT)	9,525	126,016
DiamondRock Hospitality Co. (REIT)	64,590	786,706
Park Hotels & Resorts, Inc. (REIT) (x)	59,512	848,046
Pebblebrook Hotel Trust (REIT)	35,582	690,647
RLJ Lodging Trust (REIT)	40,571	480,766
Ryman Hospitality Properties, Inc. (REIT)	19,685	2,530,507
Service Properties Trust (REIT)	177,103	299,304
Summit Hotel Properties, Inc. (REIT) (x)	33,045	231,645
Sunstone Hotel Investors, Inc. (REIT)	57,339	656,531
Xenia Hotels & Resorts, Inc. (REIT)	29,588	602,412

		8,475,189

Industrial REITs (0.4%)
Industrial Logistics Properties Trust (REIT)	17,953	159,243
Innovative Industrial Properties, Inc. (REIT)	8,872	549,887
LXP Industrial Trust (REIT)	18,689	1,006,963
One Liberty Properties, Inc. (REIT)	5,837	142,539
Terreno Realty Corp. (REIT)	33,654	2,179,770

		4,038,402

Office REITs (0.5%)
Brandywine Realty Trust (REIT)	57,022	180,760
COPT Defense Properties (REIT)	36,042	1,311,568
Douglas Emmett, Inc. (REIT)	43,843	517,347
Easterly Government Properties, Inc. (REIT), Class A	13,564	338,150
Empire State Realty Trust, Inc. (REIT), Class A	44,565	241,097
Highwoods Properties, Inc. (REIT)	35,108	1,058,857
Hudson Pacific Properties, Inc. (REIT)*	16,337	248,159
JBG SMITH Properties (REIT)	17,967	263,576
NET Lease Office Properties (REIT)	4,613	51,343
Orion Properties, Inc. (REIT)	11,827	34,180
Piedmont Realty Trust, Inc. (REIT)*	39,312	359,705
Postal Realty Trust, Inc. (REIT), Class A (x)	9,262	228,216
SL Green Realty Corp. (REIT) (x)	23,506	1,216,906

		6,049,864

Real Estate Management & Development (0.7%)
AGNT, Inc.	22,114	119,637
American Realty Investors, Inc.*	1,016	22,626
Compass, Inc., Class A*	225,744	2,783,423
Comstock Holding Cos., Inc., Class A*	918	14,679
Cushman & Wakefield Ltd.*	73,778	987,887
Douglas Elliman, Inc.*	22,100	39,117
Forestar Group, Inc.*	6,794	215,030
FRP Holdings, Inc.*	4,079	101,934
Marcus & Millichap, Inc.	8,367	260,799
Maui Land & Pineapple Co., Inc.*	2,549	45,321
Newmark Group, Inc., Class A	48,309	729,949
Opendoor Technologies, Inc. (x)*	295,570	1,365,533
RE/MAX Holdings, Inc., Class A (x)*	7,166	70,657
Real Brokerage, Inc. (The) (x)*	35,608	64,807
RMR Group, Inc. (The), Class A	4,384	90,004
Seaport Entertainment Group, Inc. (x)*	2,488	66,181
St Joe Co. (The)	11,973	749,869
Tejon Ranch Co.*	6,858	128,245
Transcontinental Realty Investors, Inc.*	637	29,296

		7,884,994

Residential REITs (0.2%)
BRT Apartments Corp. (REIT)	3,309	50,859
Centerspace (REIT)	5,222	293,424
Independence Realty Trust, Inc. (REIT)	76,287	1,273,230
NexPoint Residential Trust, Inc. (REIT)	8,107	226,348
UMH Properties, Inc. (REIT)	25,422	384,889

		2,228,750

Retail REITs (1.2%)
Acadia Realty Trust (REIT)	44,540	931,331
Alexander’s, Inc. (REIT)	494	136,127
CBL & Associates Properties, Inc. (REIT)	6,020	319,602
Curbline Properties Corp. (REIT)	32,349	983,410
FrontView REIT, Inc. (REIT)	4,097	82,882
Getty Realty Corp. (REIT)	17,928	598,078
InvenTrust Properties Corp. (REIT)	23,203	821,386
Kite Realty Group Trust (REIT)	65,406	1,856,222
Macerich Co. (The) (REIT) (x)	87,743	2,210,246
NETSTREIT Corp. (REIT) (x)	31,251	660,334
Phillips Edison & Co., Inc. (REIT)	40,580	1,688,940
Saul Centers, Inc. (REIT)	4,278	159,954
SITE Centers Corp. (REIT)	12,191	48,398
Tanger, Inc. (REIT)	33,561	1,324,653
Urban Edge Properties (REIT)	40,363	923,505
Whitestone REIT (REIT)	15,710	297,862

		13,042,930

Specialized REITs (0.3%)
Farmland Partners, Inc. (REIT)	15,171	146,855
Four Corners Property Trust, Inc. (REIT)	36,665	900,126
Gladstone Land Corp. (REIT) (x)	9,884	84,311
Outfront Media, Inc. (REIT)	50,704	1,661,063
Safehold, Inc. (REIT)	17,631	276,807
Smartstop Self Storage REIT, Inc. (REIT)	17,205	559,162

		3,628,324

Total Real Estate		58,309,774

Utilities (2.4%)
Electric Utilities (0.6%)
Genie Energy Ltd., Class B	4,895	70,733
Hawaiian Electric Industries, Inc.*	52,176	705,941
MGE Energy, Inc.	12,233	997,479
Otter Tail Corp.	12,073	1,086,328
Portland General Electric Co.	37,144	1,925,173
TXNM Energy, Inc.	32,611	1,851,653

		6,637,307

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (0.9%)
Brookfield Infrastructure Corp., Class A	39,693	$1,528,180
Chesapeake Utilities Corp.	7,429	909,904
New Jersey Resources Corp.	32,332	1,811,885
Northwest Natural Holding Co.	13,165	645,875
ONE Gas, Inc.	20,129	1,551,342
RGC Resources, Inc.	2,283	54,564
Southwest Gas Holdings, Inc.	23,204	2,057,731
Spire, Inc.	18,688	1,459,346

		10,018,827

Independent Power and Renewable Electricity Producers (0.2%)
Hallador Energy Co.*	11,148	193,864
Montauk Renewables, Inc. (x)*	30,147	47,029
Ormat Technologies, Inc.	19,164	2,086,960

		2,327,853

Multi-Utilities (0.4%)
Avista Corp.	26,487	1,083,583
Black Hills Corp.	24,392	1,814,765
Northwestern Energy Group, Inc.	19,704	1,411,200
Unitil Corp.	5,455	287,424

		4,596,972

Water Utilities (0.3%)
American States Water Co.	12,254	1,012,548
Cadiz, Inc.*	20,399	85,268
California Water Service Group	18,627	906,204
Consolidated Water Co. Ltd.	6,017	177,501
Global Water Resources, Inc.	5,586	40,443
H2O America (x)	11,073	672,906
Middlesex Water Co.	5,755	323,201
Pure Cycle Corp.*	7,778	83,302
York Water Co. (The)	4,681	143,473

		3,444,846

Total Utilities		27,025,805

Total Common Stocks (91.2%) (Cost $649,191,170)		1,005,771,150

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)†
Food Products (0.0%)†
TreeHouse Foods, Inc., CVR*	4,440	7,770

Total Consumer Staples		7,770

Health Care (0.0%)†
Biotechnology (0.0%)†
89bio, Inc., CVR *	10,730	3,219
Aduro Biotech, Inc., CVR (r)*	10,401	—
Akero Therapeutics, Inc., CVR *	22,249	11,124
Chinook Therapeutics, Inc., CVR *	20,304	4,061
Icosavax, Inc., CVR *	6,876	2,063
Metsera, Inc., CVR (x)*	4,615	20,768
Sanofi Aatd, Inc., CVR(r)*	11,170	5,424

		46,659

Health Care Equipment & Supplies (0.0%)†
Paragon 28, Inc., CVR (r)*	4,470	302

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27 (r)(x)*	4,550	—

Total Health Care		46,961

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	5,400	8,100

Total Materials		8,100

Total Rights (0.0%)† (Cost $50,045)		62,831

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (7.3%)
Allspring Government Money Market Fund, Select Shares 3.57% (7 day yield) (xx)	5,000,000	5,000,000
BlackRock Liquidity FedFund, Institutional Shares 3.54% (7 day yield) (xx)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	1,000,000	1,000,000
HSBC U.S. Government Money Market Fund, Intermediary Shares 3.53% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	20,341,396	20,341,396
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	40,799,704	40,799,704
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.56% (7 day yield) (xx)	5,000,000	5,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	300,000	300,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.58% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		80,441,100

Total Short-Term Investments (7.3%) (Cost $80,452,773)		80,441,100

Total Investments in Securities (98.5%) (Cost $729,693,988)		1,086,275,081
Other Assets Less Liabilities (1.5%)		16,636,508

Net Assets (100%)		$1,102,911,589

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the market value or fair value, as applicable, of these securities amounted to $398,387 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $47,692,087. This was collateralized by $9,871,618 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/9/26 – 11/15/55 and by cash of $39,641,396 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	642	9/2026	USD	97,763,760	2,902,142

					2,902,142

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$24,297,853	$—	$—		$24,297,853
Consumer Discretionary	94,574,856	—	—		94,574,856
Consumer Staples	19,721,867	—	—		19,721,867
Energy	57,727,941	—	—		57,727,941
Financials	186,009,853	—	—	(a)	186,009,853
Health Care	201,241,753	—	—	(a)	201,241,753
Industrials	149,894,403	—	—		149,894,403
Information Technology	144,243,487	—	—		144,243,487
Materials	42,723,546	—	12		42,723,558
Real Estate	58,309,774	—	—		58,309,774
Utilities	27,025,805	—	—		27,025,805
Futures	2,902,142	—	—		2,902,142
Rights
Consumer Staples	—	7,770	—		7,770
Health Care	—	41,235	5,726		46,961
Materials	—	8,100	—		8,100
Short-Term Investments
Investment Companies	80,441,100	—	—		80,441,100

Total Assets	$1,089,114,380	$57,105	$5,738		$1,089,177,223

Total Liabilities	$—	$—	$—		$—

Total	$1,089,114,380	$57,105	$5,738		$1,089,177,223

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$2,902,142	*

Total		$2,902,142

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$12,705,533	$12,705,533

Total	$12,705,533	$12,705,533

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$5,386,248	$5,386,248

Total	$5,386,248	$5,386,248

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$99,624,000

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$198,197,648
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$253,518,525

During the period ended June 30, 2026, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 8%)*	Net Proceeds of Sales and Redemptions (affiliated 22%)*	Net Realized Gain (Loss)
$ 16,326,535	$55,789,360	$45,548,396

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$442,644,547
Aggregate gross unrealized depreciation	(87,337,115)

Net unrealized appreciation	$355,307,432

Federal income tax cost of investments in securities and derivative instruments, if applicable	$733,869,791

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $729,693,988)	$1,086,275,081
Cash	47,383,018
Cash held as collateral at broker for futures	7,895,620
Due from Custodian	2,030,604
Receivable for securities sold	1,043,945
Dividends, interest and other receivables	964,023
Due from broker for futures variation margin	443,196
Securities lending income receivable	32,716
Other assets	10,910

Total assets	1,146,079,113

LIABILITIES
Payable for return of collateral on securities loaned	39,641,396
Payable for securities purchased	2,211,571
Payable for Portfolio shares repurchased	687,173
Investment management fees payable	393,146
Administrative fees payable	110,585
Accrued expenses	123,653

Total liabilities	43,167,524

Commitments and contingent liabilities^
NET ASSETS	$1,102,911,589

Net assets were comprised of:
Paid in capital	$671,970,777
Total distributable earnings (loss)	430,940,812

Net assets	$1,102,911,589

Class K
Net asset value, offering and redemption price per share, $1,102,911,589 / 80,313,313 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.73

(x)	Includes value of securities on loan of $47,692,087.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026

(Unaudited)

INVESTMENT INCOME
Dividends (net of $12,887 foreign withholding tax)	$6,937,755
Interest	945,245
Securities lending (net)	221,838

Total income	8,104,838

EXPENSES
Investment management fees	2,310,071
Administrative fees	639,139
Custodian fees	64,567
Professional fees	45,326
Printing and mailing expenses	28,819
Trustees’ fees	15,772
Miscellaneous	18,954

Gross expenses	3,122,648
Less: Waiver from investment manager	(39,232)

Net expenses	3,083,416

NET INVESTMENT INCOME (LOSS)	5,021,422

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	140,019,679
Futures contracts	12,705,533

Net realized gain (loss)	152,725,212

Change in unrealized appreciation (depreciation) on:
Investments in securities	44,820,909
Futures contracts	5,386,248

Net change in unrealized appreciation (depreciation)	50,207,157

NET REALIZED AND UNREALIZED GAIN (LOSS)	202,932,369

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$207,953,791

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,021,422	$8,826,864
Net realized gain (loss)	152,725,212	28,679,770
Net change in unrealized appreciation (depreciation)	50,207,157	40,614,605

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	207,953,791	78,121,239

Distributions to shareholders:
Class K	—	(52,079,330)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 1,531,848 and 2,385,888 shares, respectively ]	18,332,362	22,024,465
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,507,690 shares, respectively ]	—	52,079,330
Capital shares repurchased [ (7,695,583) and (14,093,667) shares, respectively ]	(95,035,402)	(151,152,016)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(76,703,040)	(77,048,221)

TOTAL INCREASE (DECREASE) IN NET ASSETS	131,250,751	(51,006,312)
NET ASSETS:
Beginning of period	971,660,838	1,022,667,150

End of period	$1,102,911,589	$971,660,838

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class K	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.24		$10.92	$10.74	$9.50	$12.62	$13.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.10	0.13	0.11	0.09	0.07	(aa)
Net realized and unrealized gain (loss)	2.43		0.85	1.09	1.45	(2.93)	1.77

Total from investment operations	2.49		0.95	1.22	1.56	(2.84)	1.84

Less distributions:
Dividends from net investment income	—		(0.13)	(0.18)	(0.15)	(0.10)	(0.09)
Distributions from net realized gains	—		(0.50)	(0.86)	(0.17)	(0.18)	(2.36)

Total dividends and distributions	—		(0.63)	(1.04)	(0.32)	(0.28)	(2.45)

Net asset value, end of period	$13.73		$11.24	$10.92	$10.74	$9.50	$12.62

Total return (b)(y)	22.15%		8.54%	11.00%	16.52%	(22.53)%	14.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,102,912		$971,661	$1,022,667	$966,462	$945,248	$1,311,458
Ratio of expenses to average net assets:
After waivers (a)(f)	0.60%		0.60%	0.60%	0.60%	0.60%	0.60	(h)
Before waivers (a)(f)	0.61%		0.61%	0.62%	0.61%	0.60%	0.60	(h)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	0.98%		0.93%	1.11%	1.09%	0.90%	0.46	%(bb)
Before waivers (a)(g)	0.97%		0.91%	1.10%	1.08%	0.90%	0.46	%(bb)
Portfolio turnover rate^	21	%(z)	14%	21%	10%	13%	19%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(h)	Includes Interest Expense of less than 0.005%.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.06.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for Class K would have been 0.07% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.9%)
ANZ Group Holdings Ltd.	163,708	$4,011,596
APA Group	70,809	497,516
Aristocrat Leisure Ltd.	29,799	1,269,524
ASX Ltd.	10,735	396,454
BHP Group Ltd.	277,285	11,573,536
Brambles Ltd.	73,333	990,064
CAR Group Ltd.	19,559	350,014
Cochlear Ltd.	3,492	295,038
Coles Group Ltd.	72,471	1,223,473
Commonwealth Bank of Australia	90,793	10,377,034
Computershare Ltd.	28,497	756,445
CSL Ltd.	26,325	2,096,672
Evolution Mining Ltd.	110,694	903,916
Fortescue Ltd.	90,568	1,206,424
Glencore plc	512,301	3,494,243
Goodman Group (REIT)	109,946	2,383,446
Insurance Australia Group Ltd.	127,933	717,265
Lottery Corp. Ltd. (The)	122,908	490,316
Lynas Rare Earths Ltd.*	49,095	615,174
Macquarie Group Ltd.	19,669	3,423,029
Medibank Pvt. Ltd.	151,654	521,657
National Australia Bank Ltd.	166,489	4,379,062
Northern Star Resources Ltd.	73,922	973,607
Origin Energy Ltd.	92,970	706,740
PLS Group Ltd.*	171,431	600,141
Pro Medicus Ltd.(x)	3,317	469,610
Qantas Airways Ltd.	41,281	305,686
QBE Insurance Group Ltd.	81,485	1,422,194
REA Group Ltd.	3,011	290,932
Rio Tinto Ltd.	20,280	2,414,835
Rio Tinto plc	58,207	5,505,373
Santos Ltd.	175,541	871,519
Scentre Group (REIT)	281,017	752,679
SGH Ltd.	11,586	375,921
Sigma Healthcare Ltd.(x)	288,686	550,108
Sonic Healthcare Ltd.	26,276	377,301
South32 Ltd.	243,519	654,869
Stockland (REIT)	125,937	356,824
Suncorp Group Ltd.	58,875	785,684
Telstra Group Ltd.	214,383	753,956
Transurban Group	168,057	1,677,607
Vicinity Ltd. (REIT)	207,503	369,546
Washington H Soul Pattinson & Co. Ltd.	18,621	596,052
Wesfarmers Ltd.	61,625	3,867,654
Westpac Banking Corp.	185,654	4,539,027
WiseTech Global Ltd.(x)	11,082	256,610
Woodside Energy Group Ltd.	102,932	1,992,794
Woolworths Group Ltd.	66,149	1,832,686

		85,271,853

Austria (0.4%)
BAWAG Group AG(m)	4,198	841,701
Erste Group Bank AG	16,761	2,245,525
OMV AG	7,940	498,119
Raiffeisen Bank International AG	7,438	475,052
Verbund AG	3,877	246,264

		4,306,661

Belgium (0.9%)
Ageas SA/NV	8,421	673,704
Anheuser-Busch InBev SA/NV	49,035	4,042,779
D’ieteren Group(x)	1,235	240,617
Elia Group SA/NV, Class B	2,377	378,070
Financiere de Tubize SA(x)	1,055	278,566
Groupe Bruxelles Lambert NV	3,929	358,014
KBC Group NV	12,596	1,718,099
Lotus Bakeries NV	22	292,209
Sofina SA(x)	822	209,174
Syensqo SA(x)	3,716	274,410
UCB SA	6,800	2,036,139

		10,501,781

Brazil (0.0%)†
Yara International ASA	9,059	398,313

Chile (0.1%)
Antofagasta plc	18,830	956,401

China (0.4%)
BOC Hong Kong Holdings Ltd.	208,417	1,130,372
Prosus NV	71,084	3,089,637
SITC International Holdings Co. Ltd.	75,892	304,758
Wilmar International Ltd.	87,345	244,607
Yangzijiang Shipbuilding Holdings Ltd.	135,700	360,302

		5,129,676

Czech Republic (0.0%)†
CSG NV(x)*	9,733	142,094

Denmark (1.6%)
Carlsberg A/S, Class B	5,083	666,987
Coloplast A/S, Class B	6,795	387,513
Danske Bank A/S	35,705	1,915,648
Demant A/S*	4,339	177,640
DSV A/S	10,496	2,491,605
Genmab A/S*	3,311	907,005
Novo Nordisk A/S, Class B	174,650	8,378,797
Novonesis Novozymes B	18,964	1,198,406
Orsted A/S(m)*	25,233	567,327
Pandora A/S	4,259	491,178
ROCKWOOL A/S, Class B	5,451	175,204
Tryg A/S	16,428	374,057
Vestas Wind Systems A/S	54,002	1,525,762

		19,257,129

Finland (1.2%)
Elisa OYJ	8,123	341,044
Fortum OYJ	24,756	571,928
Kesko OYJ, Class B	15,559	347,859
Kone OYJ, Class B	18,225	1,037,158
Metso OYJ	35,302	613,705
Neste OYJ	23,199	754,138
Nokia OYJ	274,174	3,629,514
Nordea Bank Abp	168,344	3,197,210
Orion OYJ, Class B	5,988	492,658
Sampo OYJ, Class A	130,177	1,368,267
Stora Enso OYJ, Class R	32,314	344,803
UPM-Kymmene OYJ	28,796	763,867
Wartsila OYJ Abp	26,861	1,025,433

		14,487,584

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
France (7.9%)
Abivax SA(x)*	2,920	$387,719
Accor SA	10,153	590,277
Aeroports de Paris SA(x)	1,967	256,376
Air Liquide SA	34,416	6,815,541
Airbus SE	32,206	7,168,316
Alstom SA(x)*	17,737	308,618
Amundi SA(m)	3,186	305,765
AXA SA	85,561	4,288,038
Ayvens SA(m)	18,068	238,209
BioMerieux	2,149	168,758
BNP Paribas SA	54,337	6,350,749
Bollore SE(x)	33,441	155,069
Bouygues SA	10,857	605,760
Bureau Veritas SA	18,013	551,794
Capgemini SE	8,275	832,253
Carrefour SA	32,438	602,563
Cie de Saint-Gobain SA	23,952	2,168,495
Cie Generale des Etablissements Michelin SCA	34,963	1,350,471
Covivio SA (REIT)	2,850	174,629
Credit Agricole SA	49,538	996,502
Danone SA	34,832	2,856,685
Dassault Aviation SA	974	319,740
Dassault Systemes SE	36,364	740,645
Eiffage SA	3,704	546,857
Engie SA	98,187	3,095,985
EssilorLuxottica SA	16,336	3,064,839
Gecina SA (REIT)	2,537	213,439
Getlink SE	13,505	287,199
Hermes International SCA	1,411	2,581,913
Ipsen SA	1,949	375,988
Kering SA	3,984	1,132,821
Klepierre SA (REIT)	11,187	467,707
Legrand SA	14,121	2,383,508
L’Oreal SA	13,025	5,714,444
LVMH Moet Hennessy Louis Vuitton SE	13,504	7,478,093
Orange SA	99,692	1,880,410
Pernod Ricard SA	10,770	786,425
Publicis Groupe SA	12,388	1,224,404
Renault SA	9,747	279,618
Rexel SA	11,632	508,303
Safran SA	18,833	7,445,857
Sartorius Stedim Biotech	1,482	307,779
Societe Generale SA	34,867	3,087,386
Sodexo SA(x)	4,973	287,863
Thales SA	5,019	1,289,506
TotalEnergies SE	107,448	8,346,645
Unibail-Rodamco-Westfield (REIT)	5,899	689,984
Veolia Environnement SA	33,544	1,397,119
Vinci SA	25,418	3,717,524

		96,824,588

Germany (8.3%)
adidas AG	9,171	1,880,336
Allianz SE (Registered)	20,636	9,765,841
BASF SE	48,282	2,580,912
Bayer AG (Registered)	53,282	2,945,645
Bayerische Motoren Werke AG	15,562	1,018,374
Bayerische Motoren Werke AG (Preference)(q)	2,623	172,214
Beiersdorf AG(x)	5,081	437,375
Brenntag SE(x)	6,755	410,480
Commerzbank AG(x)	35,308	1,502,371
Continental AG	5,996	494,484
CTS Eventim AG & Co. KGaA	3,648	212,836
Daimler Truck Holding AG	24,899	1,200,783
Deutsche Bank AG (Registered)	98,605	3,338,670
Deutsche Boerse AG	10,143	2,767,693
Deutsche Lufthansa AG (Registered)	32,683	373,956
Deutsche Post AG	49,793	3,021,428
Deutsche Telekom AG (Registered)	187,363	5,106,418
Dr Ing hc F Porsche AG (Preference)(m)(q)	5,871	291,971
E.ON SE	122,058	2,518,314
Evonik Industries AG	14,550	264,015
Fresenius Medical Care AG	10,247	463,611
Fresenius SE & Co. KGaA	22,916	1,046,488
GEA Group AG	8,068	553,438
Hannover Rueck SE	3,294	912,442
Heidelberg Materials AG	7,262	1,385,269
Henkel AG & Co. KGaA	5,066	400,603
Henkel AG & Co. KGaA (Preference)(q)	8,263	694,408
Hensoldt AG(x)	3,474	269,016
HOCHTIEF AG	867	502,371
Infineon Technologies AG	70,835	6,612,911
Knorr-Bremse AG	3,518	408,485
Mercedes-Benz Group AG	39,318	1,973,488
Merck KGaA	7,032	1,180,129
MTU Aero Engines AG	2,919	1,214,061
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	7,110	3,969,086
Nemetschek SE	3,052	184,593
Porsche Automobil Holding SE (Preference)(q)	8,272	254,859
Rational AG	261	191,047
Rheinmetall AG	2,504	2,834,327
RWE AG	34,134	2,211,485
SAP SE	56,679	8,679,975
Sartorius AG (Preference)(q)	1,350	354,248
Scout24 SE(m)	3,781	312,622
Siemens AG (Registered)	40,538	13,026,089
Siemens Energy AG	42,034	7,966,586
Siemens Healthineers AG(m)	18,653	728,935
Symrise AG, Class A	7,187	721,262
Talanx AG	3,499	442,241
Volkswagen AG (Preference)(q)	11,221	898,956
Vonovia SE	40,783	1,006,289
Zalando SE(m)*	12,036	348,716

		102,052,152

Guatemala (0.0%)†
Millicom International Cellular SA	5,072	460,335

Hong Kong (1.5%)
AIA Group Ltd.	570,927	5,236,513
CK Asset Holdings Ltd.	95,505	540,568
CK Infrastructure Holdings Ltd.(x)	32,550	248,410
CLP Holdings Ltd.	90,867	849,322
Futu Holdings Ltd. (ADR)	3,107	291,250

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Henderson Land Development Co. Ltd.(x)	74,651	$236,896
HKT Trust & HKT Ltd.	184,818	274,864
Hong Kong & China Gas Co. Ltd.	638,709	530,960
Hong Kong Exchanges & Clearing Ltd.	61,387	2,853,110
Hongkong Land Holdings Ltd.	57,646	412,491
Link REIT (REIT)	144,333	673,328
MTR Corp. Ltd.(x)	86,972	339,353
Power Assets Holdings Ltd.	76,199	556,018
Prudential plc	137,196	1,826,992
Sino Land Co. Ltd.	199,952	263,085
Sun Hung Kai Properties Ltd.	71,431	1,029,421
Swire Pacific Ltd., Class A	19,585	204,732
Techtronic Industries Co. Ltd.	74,796	1,248,691
WH Group Ltd.(m)	446,535	473,381
Wharf Real Estate Investment Co. Ltd.	81,874	224,296

		18,313,681

Indonesia (0.1%)
Jardine Matheson Holdings Ltd. (London Stock Exchange)	8,160	505,920
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	700	43,264

		549,184

Ireland (0.4%)
AerCap Holdings NV	9,038	1,317,560
AIB Group plc	113,291	1,331,337
Bank of Ireland Group plc	50,675	1,010,079
Kerry Group plc, Class A	8,637	793,193
Kingspan Group plc	8,312	760,280

		5,212,449

Israel (1.1%)
Azrieli Group Ltd.(x)	2,433	331,107
Bank Hapoalim BM	64,185	1,480,314
Bank Leumi Le-Israel BM	80,360	1,797,729
Check Point Software Technologies Ltd.*	4,266	560,680
Elbit Systems Ltd.	1,521	1,156,811
Enlight Renewable Energy Ltd.(x)*	7,596	672,654
Harel Insurance Investments & Financial Services Ltd.(x)	6,456	340,403
ICL Group Ltd.	41,986	210,630
Israel Discount Bank Ltd., Class A	63,790	632,642
Mizrahi Tefahot Bank Ltd.	9,099	601,585
Nova Ltd.*	1,632	867,555
OPC Energy Ltd.*	9,303	289,623
Phoenix Financial Ltd.	12,581	697,111
Teva Pharmaceutical Industries Ltd. (ADR)*	62,668	2,123,192
Tower Semiconductor Ltd.*	6,102	1,570,904

		13,332,940

Italy (3.2%)
Banca Mediolanum SpA	12,482	310,850
Banca Monte dei Paschi di Siena SpA	106,198	1,318,664
Banco BPM SpA	62,024	1,071,263
BPER Banca SpA	85,221	1,337,650
Coca-Cola HBC AG	10,684	697,397
Davide Campari-Milano NV(x)	33,000	205,440
Enel SpA	416,080	4,780,567
Eni SpA	99,138	2,318,901
Ferrari NV	6,775	2,510,838
FinecoBank Banca Fineco SpA	33,506	840,594
Generali(x)	45,909	2,235,536
Intesa Sanpaolo SpA	761,097	5,213,513
Italgas SpA	31,719	367,357
Leonardo SpA	21,938	1,176,435
Moncler SpA	12,511	725,906
Poste Italiane SpA(x)	24,850	812,838
Prysmian SpA	15,269	2,564,960
Recordati Industria Chimica e Farmaceutica SpA	5,899	345,818
Ryanair Holdings plc	22,741	711,968
Snam SpA	109,519	788,275
Telecom Italia SpA*	94,104	857,689
Terna - Rete Elettrica Nazionale	76,497	895,033
UniCredit SpA	74,055	6,625,499
Unipol Assicurazioni SpA(x)	19,799	552,587

		39,265,578

Ivory Coast (0.0%)†
Endeavour Mining plc	10,576	523,272

Japan (22.6%)
Advantest Corp.(x)	39,920	8,114,765
Aeon Co. Ltd.	119,724	988,084
AGC, Inc.(x)	10,986	475,093
Aisin Corp.	25,754	347,994
Ajinomoto Co., Inc.	46,698	1,698,731
ANA Holdings, Inc.	8,712	159,566
Asahi Group Holdings Ltd.(x)	80,716	767,931
Asahi Kasei Corp.	69,886	770,869
Asics Corp.	35,400	962,694
Astellas Pharma, Inc.	93,478	1,256,700
Bandai Namco Holdings, Inc.	27,445	641,369
Bridgestone Corp.(x)	58,268	1,226,836
Canon, Inc.(x)	43,719	1,117,196
Capcom Co. Ltd.	14,552	270,077
Central Japan Railway Co.	41,425	889,034
Chiba Bank Ltd. (The)(x)	28,983	440,782
Chubu Electric Power Co., Inc.	36,739	690,868
Chugai Pharmaceutical Co. Ltd.	36,377	1,684,226
Dai Nippon Printing Co. Ltd.	21,116	386,676
Daifuku Co. Ltd.(x)	17,739	789,150
Daiichi Life Group, Inc.	189,368	2,075,560
Daiichi Sankyo Co. Ltd.	93,024	1,492,840
Daikin Industries Ltd.	14,330	2,176,716
Daito Trust Construction Co. Ltd.	15,085	287,728
Daiwa House Industry Co. Ltd.	30,306	820,437
Daiwa Securities Group, Inc.	68,283	671,409
Denso Corp.	88,452	1,021,694
Disco Corp.	4,790	2,434,443
East Japan Railway Co.	52,229	1,094,726
Ebara Corp.(x)	25,000	980,442
Eisai Co. Ltd.	14,596	368,871
ENEOS Holdings, Inc.	144,522	1,063,896
FANUC Corp.	50,588	2,313,140
Fast Retailing Co. Ltd.	10,375	5,306,056
Fuji Electric Co. Ltd.	7,630	645,656

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
FUJIFILM Holdings Corp.	60,592	$1,303,237
Fujikura Ltd.	81,900	3,179,233
Fujitsu Ltd.	94,510	1,886,065
Furukawa Electric Co. Ltd.	36,000	1,070,617
Hankyu Hanshin Holdings, Inc.	12,354	324,896
Hikari Tsushin, Inc.(x)	938	205,249
Hitachi Ltd.	241,285	6,705,201
Honda Motor Co. Ltd.	199,112	1,803,801
Hoya Corp.	18,357	2,960,404
Hulic Co. Ltd.(x)	24,498	255,532
Ibiden Co. Ltd.(x)	12,900	1,936,770
Idemitsu Kosan Co. Ltd.	41,430	304,301
IHI Corp.	52,500	887,073
Inpex Corp.(x)	47,776	962,670
Isuzu Motors Ltd.	27,479	363,362
ITOCHU Corp.	302,700	3,480,625
Japan Exchange Group, Inc.	54,282	684,119
Japan Post Bank Co. Ltd.	97,209	1,851,754
Japan Post Holdings Co. Ltd.	91,859	1,231,493
Japan Post Insurance Co. Ltd.	31,316	295,284
Japan Tobacco, Inc.(x)	60,100	2,208,527
JFE Holdings, Inc.	29,400	283,189
JX Advanced Metals Corp.(x)	30,100	832,618
Kajima Corp.	22,594	824,985
Kansai Electric Power Co., Inc. (The)(x)	51,267	720,524
Kao Corp.(x)	49,178	974,910
Kawasaki Heavy Industries Ltd.(x)	40,900	744,882
Kawasaki Kisen Kaisha Ltd.(x)	19,655	301,364
KDDI Corp.	158,908	2,680,606
Keyence Corp.	10,344	5,211,585
Kikkoman Corp.(x)	36,440	373,734
Kioxia Holdings Corp.*	17,200	9,765,163
Kirin Holdings Co. Ltd.(x)	41,853	717,157
Komatsu Ltd.	46,943	1,837,378
Konami Group Corp.	5,199	568,211
Kubota Corp.(x)	52,487	878,725
Kyocera Corp.	63,824	1,415,044
Kyowa Kirin Co. Ltd.(x)	12,425	198,469
Lasertec Corp.(x)	4,330	1,347,241
LY Corp.	145,479	389,151
Makita Corp.	11,994	429,406
Marubeni Corp.(x)	76,508	2,227,897
Minebea Mitsumi, Inc.	17,622	522,929
Mitsubishi Chemical Group Corp.	66,619	462,863
Mitsubishi Corp.	164,933	4,436,550
Mitsubishi Electric Corp.	103,248	3,786,224
Mitsubishi Estate Co. Ltd.	57,217	1,456,284
Mitsubishi HC Capital, Inc.(x)	48,918	395,816
Mitsubishi Heavy Industries Ltd.	173,800	3,957,330
Mitsubishi UFJ Financial Group, Inc.	582,806	11,561,760
Mitsui & Co. Ltd.	128,990	3,592,537
Mitsui Fudosan Co. Ltd.	135,402	1,247,447
Mitsui Kinzoku Co. Ltd.(x)	3,000	803,307
Mitsui OSK Lines Ltd.(x)	17,788	569,448
Mizuho Financial Group, Inc.	129,097	6,199,113
MS&AD Insurance Group Holdings, Inc.	65,095	1,700,092
Murata Manufacturing Co. Ltd.	88,404	6,371,411
NEC Corp.	67,065	1,628,107
Nexon Co. Ltd.(x)	18,206	242,175
Nidec Corp.*	45,262	743,511
Nintendo Co. Ltd.	59,773	2,510,141
Nippon Building Fund, Inc. (REIT)(x)	414	320,246
Nippon Paint Holdings Co. Ltd.(x)	53,448	347,879
Nippon Sanso Holdings Corp.(x)	9,590	353,830
Nippon Steel Corp.(x)	262,605	869,809
Nippon Yusen KK(x)	21,924	705,072
Nissan Motor Co. Ltd.(x)*	121,026	224,666
Nitori Holdings Co. Ltd.(x)	20,240	300,829
Nitto Denko Corp.	36,645	721,868
Nomura Holdings, Inc.	162,287	1,416,116
Nomura Research Institute Ltd.	20,596	583,537
NTT, Inc.	1,623,120	1,447,622
Obayashi Corp.	34,337	695,058
Obic Co. Ltd.	17,155	402,227
Olympus Corp.	59,728	627,825
Oriental Land Co. Ltd.(x)	58,758	899,474
ORIX Corp.	59,776	2,265,503
Osaka Gas Co. Ltd.	19,081	641,842
Otsuka Corp.(x)	13,250	226,856
Otsuka Holdings Co. Ltd.(x)	23,238	1,539,202
Pan Pacific International Holdings Corp.	104,770	534,743
Panasonic Holdings Corp.	126,460	3,550,709
Rakuten Group, Inc.*	76,946	359,000
Recruit Holdings Co. Ltd.	72,335	5,035,200
Renesas Electronics Corp.	95,630	2,888,784
Resona Holdings, Inc.	112,752	1,470,613
Resonac Holdings Corp.(x)	9,600	1,070,472
Ryohin Keikaku Co. Ltd.	27,600	602,974
Sanrio Co. Ltd.(x)	53,600	362,276
SBI Holdings, Inc.	28,740	467,453
SCREEN Holdings Co. Ltd.	8,600	961,355
Secom Co. Ltd.	21,600	858,352
Seibu Holdings, Inc.(x)	11,000	214,897
Sekisui House Ltd.	32,084	667,563
Seven & i Holdings Co. Ltd.	103,043	1,242,146
Shimano, Inc.(x)	3,738	399,227
Shimizu Corp.	25,800	409,136
Shin-Etsu Chemical Co. Ltd.	89,377	3,897,513
Shionogi & Co. Ltd.	40,923	700,190
Shiseido Co. Ltd.(x)	20,592	332,998
SMC Corp.	2,927	1,302,419
SoftBank Corp.	1,559,390	1,995,896
SoftBank Group Corp.	201,408	7,556,351
Sompo Holdings, Inc.	44,572	1,700,227
Sony Group Corp.	318,820	6,393,180
Subaru Corp.(x)	28,396	418,435
Sumitomo Corp.	221,648	2,129,470
Sumitomo Electric Industries Ltd.	155,032	2,861,673
Sumitomo Metal Mining Co. Ltd.	13,345	623,645
Sumitomo Mitsui Financial Group, Inc.	198,570	7,763,401
Sumitomo Mitsui Trust Group, Inc.	34,764	1,297,772
Sumitomo Realty & Development Co. Ltd.	32,594	749,884
Suntory Beverage & Food Ltd.(x)	6,880	190,350
Suzuki Motor Corp.	85,048	1,023,734
T&D Holdings, Inc.	25,055	742,203
Taisei Corp.(x)	7,823	693,328
Takeda Pharmaceutical Co. Ltd.	86,109	2,718,577
TDK Corp.	104,670	2,337,925
Terumo Corp.	72,324	995,204

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Toho Co. Ltd.(x)	28,325	$226,423
Tokio Marine Holdings, Inc.	97,692	4,325,864
Tokyo Electron Ltd.	24,291	11,746,971
Tokyo Gas Co. Ltd.	15,878	597,048
TOPPAN Holdings, Inc.	11,590	367,581
Toray Industries, Inc.	67,998	472,016
Toyota Motor Corp.	513,840	8,617,230
Toyota Tsusho Corp.	34,746	1,296,301
Unicharm Corp.(x)	55,736	324,276
West Japan Railway Co.	22,294	373,890
Yamaha Motor Co. Ltd.(x)	52,514	397,571
Yokogawa Electric Corp.	12,648	444,315
Yokohama Financial Group, Inc.	55,301	590,772
Zensho Holdings Co. Ltd.(x)	5,342	265,021

		279,395,767

Luxembourg (0.2%)
ArcelorMittal SA	23,144	1,391,649
CVC Capital Partners plc(m)(x)	10,900	158,392
Eurofins Scientific SE	6,660	522,111

		2,072,152

Macau (0.1%)
Galaxy Entertainment Group Ltd.	110,282	415,282
Sands China Ltd.(x)	129,746	216,829

		632,111

Mexico (0.0%)†
Fresnillo plc	10,053	366,359

Netherlands (5.8%)
ABN AMRO Bank NV (CVA)(m)	32,420	1,378,852
Adyen NV(m)*	1,396	1,303,722
Akzo Nobel NV(x)	8,335	565,307
Argenx SE*	3,366	3,122,360
ASM International NV	2,543	2,910,983
ASML Holding NV	21,180	42,005,064
ASR Nederland NV	8,791	663,553
BE Semiconductor Industries NV	3,935	1,292,111
Euronext NV(m)	4,249	679,770
EXOR NV	5,002	383,222
Heineken Holding NV	6,651	507,397
Heineken NV	15,746	1,324,411
ING Groep NV	159,000	5,030,341
Koninklijke Ahold Delhaize NV	48,316	1,944,492
Koninklijke KPN NV	208,035	1,032,036
Koninklijke Philips NV	41,866	1,137,579
Magnum Ice Cream Co. NV (The)*	26,190	455,690
Magnum Ice Cream Co. NV (The) (Euronext Amsterdam Stock Exchange)*	175	3,047
Nebius Group NV, Class A(x)*	11,020	3,043,393
NN Group NV	14,275	1,250,793
Universal Music Group NV	55,180	1,155,887
Wolters Kluwer NV	12,597	814,158

		72,004,168

New Zealand (0.2%)
Auckland International Airport Ltd.	93,950	445,918
Contact Energy Ltd.	47,205	250,139
Fisher & Paykel Healthcare Corp. Ltd.	32,386	716,331
Infratil Ltd.	51,206	449,297
Meridian Energy Ltd.	66,656	220,558
Xero Ltd.(x)*	8,857	445,199

		2,527,442

Nigeria (0.0%)†
Airtel Africa plc(m)	45,317	197,019

Norway (0.5%)
Aker BP ASA	17,583	534,867
DNB Bank ASA	44,347	1,319,094
Equinor ASA	38,368	1,205,641
Gjensidige Forsikring ASA	11,498	311,303
Kongsberg Gruppen ASA	23,578	710,884
Mowi ASA	23,737	439,022
Norsk Hydro ASA	72,930	657,418
Orkla ASA	40,102	422,439
Salmar ASA	3,639	170,469
Telenor ASA	34,407	494,482
Var Energi ASA	51,084	210,999

		6,476,618

Poland (0.0%)†
InPost SA*	13,274	233,731

Portugal (0.2%)
Banco Comercial Portugues SA, Class R	427,294	505,813
EDP SA	169,573	887,760
Galp Energia SGPS SA	21,662	461,191
Jeronimo Martins SGPS SA	14,487	277,494

		2,132,258

Singapore (1.8%)
CapitaLand Ascendas REIT (REIT)	222,859	429,915
CapitaLand Integrated Commercial Trust (REIT)	350,342	643,942
CapitaLand Investment Ltd.	124,579	240,517
DBS Group Holdings Ltd.	112,415	5,679,972
Grab Holdings Ltd., Class A*	135,368	510,337
Keppel Ltd.	80,146	682,757
Oversea-Chinese Banking Corp. Ltd.	182,065	3,502,343
Sea Ltd. (ADR)*	21,242	2,035,621
Sembcorp Industries Ltd.	48,800	240,354
Singapore Airlines Ltd.	81,809	487,723
Singapore Exchange Ltd.	41,289	772,393
Singapore Technologies Engineering Ltd.	87,134	703,051
Singapore Telecommunications Ltd.	408,732	1,400,592
STMicroelectronics NV(x)	34,484	2,574,935
United Overseas Bank Ltd.	67,174	2,071,078

		21,975,530

South Africa (0.2%)
Anglo American plc	57,856	2,833,637

South Korea (0.0%)†
Delivery Hero SE(m)(x)*	9,844	404,988

Spain (3.6%)
Acciona SA(x)	1,297	411,057
ACS Actividades de Construccion y Servicios SA	9,601	1,417,752
Aena SME SA(m)	40,457	1,233,245

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Amadeus IT Group SA(x)	24,260	$1,393,273
Banco Bilbao Vizcaya Argentaria SA	308,692	7,743,861
Banco de Sabadell SA	269,817	958,439
Banco Santander SA	781,510	10,811,511
Bankinter SA	34,335	576,074
CaixaBank SA	191,658	2,720,327
Cellnex Telecom SA(m)	26,160	783,374
EDP Renewables SA(x)	16,134	261,309
Endesa SA(x)	17,104	779,461
Iberdrola SA	331,883	8,283,236
Indra Sistemas SA(x)	4,072	223,809
Industria de Diseno Textil SA	59,180	3,729,776
Mapfre SA	38,906	192,562
Naturgy Energy Group SA	22,485	705,556
Redeia Corp. SA(x)	20,770	353,424
Repsol SA(x)	60,802	1,513,660
Telefonica SA(x)	198,862	799,272

		44,890,978

Sweden (2.9%)
AddTech AB, Class B	14,086	496,509
Alfa Laval AB	15,750	937,727
Assa Abloy AB, Class B	53,592	1,893,102
Atlas Copco AB, Class A	137,413	2,789,320
Atlas Copco AB, Class B	83,104	1,472,843
Beijer Ref AB, Class B(x)	21,642	317,110
Boliden AB	15,411	870,141
Epiroc AB, Class A	33,715	924,946
Epiroc AB, Class B	20,608	478,345
EQT AB(x)	23,591	667,444
Essity AB, Class B	32,152	909,707
Evolution AB(m)*	6,874	473,713
Fastighets AB Balder, Class B(x)*	34,118	182,033
H & M Hennes & Mauritz AB, Class B(x)	23,083	397,130
Hexagon AB, Class B	112,602	931,459
Industrivarden AB, Class C	9,313	511,273
Industrivarden AB, Class A	5,407	303,187
Indutrade AB	15,381	318,184
Investment AB Latour, Class B(x)	6,895	137,026
Investor AB, Class B	94,449	3,923,446
L E Lundbergforetagen AB, Class B	3,729	214,973
Lifco AB, Class B	11,430	374,531
Nibe Industrier AB, Class B	83,190	309,246
Saab AB, Class B	17,369	901,043
Sagax AB, Class B(x)	10,873	172,996
Sandvik AB	57,294	2,365,064
Securitas AB, Class B	27,294	448,243
Skandinaviska Enskilda Banken AB, Class A	79,858	1,589,366
Skanska AB, Class B	17,646	472,273
SKF AB, Class B(x)	19,432	498,969
Svenska Cellulosa AB SCA, Class B(x)	33,453	342,099
Svenska Handelsbanken AB, Class A	74,289	1,093,134
Swedbank AB, Class A	46,105	1,721,906
Swedish Orphan Biovitrum AB*	10,199	486,165
Tele2 AB, Class B	29,542	513,877
Telefonaktiebolaget LM Ericsson, Class B	149,407	1,667,705
Telia Co. AB	130,728	636,544
Trelleborg AB, Class B	10,823	450,774
Volvo AB, Class B	85,660	2,912,193

		36,105,746

Switzerland (6.0%)
ABB Ltd. (Registered)	85,030	9,225,849
Avolta AG	5,027	336,835
Banque Cantonale Vaudoise (Registered)(x)	1,776	260,225
Barry Callebaut AG (Registered)	201	278,641
Belimo Holding AG (Registered)	551	621,258
BKW AG	1,096	184,528
Chocoladefabriken Lindt & Spruengli AG	53	616,651
Chocoladefabriken Lindt & Spruengli AG (Registered)	5	594,135
Cie Financiere Richemont SA (Registered)	29,172	6,769,227
DSM-Firmenich AG(x)	9,288	881,114
EMS-Chemie Holding AG (Registered)(x)	392	336,381
Galderma Group AG	9,992	2,272,209
Geberit AG (Registered)	1,799	1,200,481
Givaudan SA (Registered)	499	2,114,552
Helvetia Baloise Holding AG	4,277	1,104,412
Julius Baer Group Ltd.	11,237	971,298
Kuehne + Nagel International AG (Registered)	2,691	652,923
Logitech International SA (Registered)	8,172	766,415
Lonza Group AG (Registered)	3,820	2,577,991
Nestle SA (Registered)	139,740	14,350,470
Partners Group Holding AG	1,215	994,843
Sandoz Group AG	22,626	2,044,652
Schindler Holding AG	2,255	747,492
Schindler Holding AG (Registered)	1,168	371,442
SGS SA (Registered)	8,969	1,039,437
Sika AG (Registered)	8,238	1,697,385
Sonova Holding AG (Registered)	2,762	655,981
Straumann Holding AG (Registered)	6,093	801,337
Swatch Group AG (The)	1,602	391,900
Swiss Life Holding AG (Registered)	1,544	1,698,628
Swiss Prime Site AG (Registered)	4,331	706,823
Swisscom AG (Registered)	1,389	1,071,955
UBS Group AG (Registered)	172,306	8,535,807
VAT Group AG(m)	1,463	1,279,912
Zurich Insurance Group AG	8,163	6,028,779

		74,181,968

United Arab Emirates (0.0%)
NMC Health plc(r)*	3,282	—

United Kingdom (10.5%)
3i Group plc	53,511	1,766,072
Admiral Group plc	13,726	648,386
Associated British Foods plc	16,654	438,965
AstraZeneca plc	82,516	15,436,965
Aviva plc	164,663	1,420,748
BAE Systems plc	161,522	3,951,493
Barclays plc	748,572	5,027,047
British American Tobacco plc	109,577	6,758,503
BT Group plc	317,378	800,370
Bunzl plc	17,545	612,156

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Centrica plc	248,516	$563,222
CK Hutchison Holdings Ltd.	146,263	1,243,169
Coca-Cola Europacific Partners plc	11,195	1,120,284
Compass Group plc	92,073	2,974,823
Diageo plc	120,516	2,422,347
GSK plc	220,571	5,787,552
Halma plc	20,332	1,062,216
HSBC Holdings plc	937,650	17,811,086
Imperial Brands plc	40,510	1,497,816
Informa plc	69,128	829,590
International Consolidated Airlines Group SA	68,867	436,935
Intertek Group plc	8,416	648,466
J Sainsbury plc	90,937	385,925
Kingfisher plc	95,242	358,219
Land Securities Group plc (REIT)	35,397	305,856
Legal & General Group plc	285,820	1,085,421
Lloyds Banking Group plc	3,189,811	4,706,778
London Stock Exchange Group plc	24,695	2,674,114
M&G plc	124,852	557,086
Marks & Spencer Group plc	108,433	535,350
Melrose Industries plc	65,065	410,291
National Grid plc	269,001	4,453,799
NatWest Group plc	433,660	3,822,270
Next plc	6,257	1,207,504
Pearson plc	28,207	447,863
Reckitt Benckiser Group plc	34,866	2,273,020
RELX plc	98,212	3,093,480
Rentokil Initial plc	136,500	772,792
Rolls-Royce Holdings plc	455,191	8,739,741
Sage Group plc (The)	51,123	553,650
Schroders plc	41,914	326,647
Segro plc (REIT)	68,028	790,478
Severn Trent plc	14,676	573,583
Smith & Nephew plc	44,505	639,744
Smiths Group plc	17,200	584,434
Spirax Group plc	4,146	376,185
SSE plc	65,431	2,114,680
Standard Chartered plc	97,130	2,632,686
Standard Life plc	35,841	396,223
Tesco plc	345,280	2,108,291
Unilever plc	118,264	7,098,555
United Utilities Group plc	41,175	714,418
Verisure plc(x)*	13,072	145,892
Vodafone Group plc	1,001,620	1,323,446
Wise Group plc, Class A*	33,827	405,918

		129,872,550

United States (7.0%)
Aegon Ltd.	68,820	585,144
Alcon AG	27,163	1,836,720
AP Moller – Maersk A/S, Class A(x)	133	306,913
AP Moller – Maersk A/S, Class B	182	431,852
BP plc	852,705	5,247,907
Buzzi SpA	3,949	202,185
Experian plc	49,470	1,663,560
Ferrovial NV	25,878	1,775,246
Haleon plc	482,225	2,225,137
Holcim AG	27,703	2,508,121
InterContinental Hotels Group plc	7,736	1,334,343
Novartis AG (Registered)	99,930	15,647,768
Octave Intelligence plc (SDR)*	11,237	181,250
QIAGEN NV(x)	10,812	418,954
Roche Holding AG	38,336	15,779,961
Roche Holding AG (OTC US Exchange)	1,762	739,951
Sanofi SA	59,426	5,078,102
Schneider Electric SE	29,738	9,756,552
Shell plc	307,758	11,920,790
Spotify Technology SA*	8,003	3,674,417
Stellantis NV*	109,899	625,423
Sunbelt Rentals Holdings, Inc.(x)	22,019	1,607,011
Swiss Re AG	16,210	2,579,045
Tenaris SA	17,549	485,639

		86,611,991

Total Common Stocks (95.6%) (Cost $597,719,905)		1,179,900,684

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)†
ACS Actividades de Construccion y Servicios SA, expiring 7/13/26* (Cost $20,512)	9,601	20,152

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.5%)
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	13,092,142	13,092,142
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 3.56% (7 day yield) (xx)	5,000,000	5,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	400,000	400,000

Total Investment Companies		18,492,142

Total Short-Term Investments (1.5%) (Cost $18,492,142)		18,492,142

Total Investments in Securities (97.1%) (Cost $616,232,559)		1,198,412,978
Other Assets Less Liabilities (2.9%)		36,106,482

Net Assets (100%)		$1,234,519,460

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the market value or fair value, as applicable, of these securities amounted to $12,001,614 or 1.0% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2026.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $41,862,722. This was collateralized by $26,390,659 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/9/26 – 5/15/56 and by cash of $18,492,142 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israel New Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	264	9/2026	EUR	19,172,645	231,375
FTSE 100 Index	84	9/2026	GBP	11,745,529	17,635
MSCI EAFE E-Mini Index	10	9/2026	USD	1,572,650	(15,621)
SPI 200 Index	29	9/2026	AUD	4,405,146	(73,311)
TOPIX Index	48	9/2026	JPY	11,817,338	433,863

					593,941

Forward Foreign Currency Contracts outstanding as of June 30, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	13,683,794	EUR	11,798,808	HSBC Bank plc	9/18/2026	157,541

Total unrealized appreciation						157,541

AUD	5,010,411	USD	3,510,568	HSBC Bank plc	9/18/2026	(46,542)
GBP	6,707,206	USD	8,985,811	HSBC Bank plc	9/18/2026	(89,046)
JPY	1,270,404,884	USD	7,977,388	HSBC Bank plc	9/18/2026	(113,694)

Total unrealized depreciation						(249,282)

Net unrealized depreciation						(91,741)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 783,912, CHF 43,453, DKK 50,334, EUR 32,415,400, GBP 2,554,858, HKD 137,255, ILS 18,502, JPY 3,629,145, NOK 31,695, NZD 28,682, SEK 30,526 and SGD 130,582.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$85,271,853	$—		$85,271,853
Austria	—	4,306,661	—		4,306,661
Belgium	—	10,501,781	—		10,501,781
Brazil	—	398,313	—		398,313
Chile	—	956,401	—		956,401
China	—	5,129,676	—		5,129,676
Czech Republic	—	142,094	—		142,094
Denmark	—	19,257,129	—		19,257,129
Finland	—	14,487,584	—		14,487,584
France	—	96,824,588	—		96,824,588
Germany	—	102,052,152	—		102,052,152
Guatemala	460,335	—	—		460,335
Hong Kong	291,250	18,022,431	—		18,313,681
Indonesia	505,920	43,264	—		549,184
Ireland	1,317,560	3,894,889	—		5,212,449
Israel	2,683,872	10,649,068	—		13,332,940
Italy	—	39,265,578	—		39,265,578
Ivory Coast	—	523,272	—		523,272
Japan	—	279,395,767	—		279,395,767
Luxembourg	—	2,072,152	—		2,072,152
Macau	—	632,111	—		632,111
Mexico	—	366,359	—		366,359
Netherlands	3,043,393	68,960,775	—		72,004,168
New Zealand	—	2,527,442	—		2,527,442
Nigeria	—	197,019	—		197,019
Norway	—	6,476,618	—		6,476,618
Poland	—	233,731	—		233,731
Portugal	—	2,132,258	—		2,132,258
Singapore	2,545,958	19,429,572	—		21,975,530
South Africa	—	2,833,637	—		2,833,637
South Korea	—	404,988	—		404,988
Spain	—	44,890,978	—		44,890,978
Sweden	—	36,105,746	—		36,105,746
Switzerland	—	74,181,968	—		74,181,968
United Arab Emirates	—	—	—	(a)	—	(a)
United Kingdom	1,120,284	128,752,266	—		129,872,550
United States	3,674,417	82,937,574	—		86,611,991
Forward Currency Contracts	—	157,541	—		157,541
Futures	682,873	—	—		682,873
Rights
Spain	—	20,152	—		20,152
Short-Term Investments
Investment Companies	18,492,142	—	—		18,492,142

Total Assets	$34,818,004	$1,164,435,388	$—		$1,199,253,392

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Forward Currency Contracts	$—	$(249,282)	$—	$(249,282)
Futures	(88,932)	—	—	(88,932)

Total Liabilities	$(88,932)	$(249,282)	$—	$(338,214)

Total	$34,729,072	$1,164,186,106	$—	$1,198,915,178

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$157,541
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	682,873	*

Total		$840,414

	Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(249,282)
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	(88,932	)*

Total		$(338,214)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$463,905	$463,905
Equity contracts	8,428,678	—	8,428,678

Total	$8,428,678	$463,905	$8,892,583

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(111,863)	$(111,863)
Equity contracts	(692,995)	—	(692,995)

Total	$(692,995)	$(111,863)	$(804,858)

^ The Portfolio held forward foreign currency contracts and futures contracts for hedging.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$98,206,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$29,339,000
Average settlement value sold — in USD	19,203,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2026:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$157,541	$(157,541)	$—	$—

Total	$157,541	$(157,541)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$249,282	$(157,541)	$—	$91,741

Total	$249,282	$(157,541)	$—	$91,741

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$94,114,501
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$100,449,927

During the period ended June 30, 2026, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 4%)*	Net Proceeds of Sales and Redemptions (affiliated 9%)*	Net Realized Gain (Loss)
$ 3,798,375	$8,994,102	$1,629,175

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$598,731,481
Aggregate gross unrealized depreciation	(49,733,488)

Net unrealized appreciation	$548,997,993

Federal income tax cost of investments in securities and derivative instruments, if applicable	$649,917,185

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $616,232,559)	$1,198,412,978
Cash	4,947,073
Foreign cash (Cost $38,397,165)	39,854,344
Cash held as collateral at broker for futures	3,198,721
Dividends, interest and other receivables	7,786,769
Due from broker for futures variation margin	359,459
Unrealized appreciation on forward foreign currency contracts	157,541
Securities lending income receivable	12,483
Other assets	29,972

Total assets	1,254,759,340

LIABILITIES
Payable for return of collateral on securities loaned	18,492,142
Payable for Portfolio shares repurchased	779,301
Investment management fees payable	453,165
Unrealized depreciation on forward foreign currency contracts	249,282
Administrative fees payable	125,669
Payable for securities purchased	226
Accrued expenses	140,095

Total liabilities	20,239,880

Commitments and contingent liabilities^
NET ASSETS	$1,234,519,460

Net assets were comprised of:
Paid in capital	$689,344,082
Total distributable earnings (loss)	545,175,378

Net assets	$1,234,519,460

Class K
Net asset value, offering and redemption price per share, $1,234,519,460 / 94,561,474 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.06

(x)	Includes value of securities on loan of $41,862,722.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,143,856 foreign withholding tax)	$19,811,618
Interest	340,358
Securities lending (net)	107,519

Total income	20,259,495

EXPENSES
Investment management fees	2,753,189
Administrative fees	761,603
Custodian fees	164,587
Professional fees	62,060
Printing and mailing expenses	33,422
Trustees’ fees	19,265
Miscellaneous	61,545

Total expenses	3,855,671

NET INVESTMENT INCOME (LOSS)	16,403,824

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	36,582,819
Futures contracts	8,428,678
Forward foreign currency contracts	463,905
Foreign currency transactions	149,840

Net realized gain (loss)	45,625,242

Change in unrealized appreciation (depreciation) on:
Investments in securities	49,027,219
Futures contracts	(692,995)
Forward foreign currency contracts	(111,863)
Foreign currency translations	(1,396,332)

Net change in unrealized appreciation (depreciation)	46,826,029

NET REALIZED AND UNREALIZED GAIN (LOSS)	92,451,271

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$108,855,095

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,403,824	$24,792,411
Net realized gain (loss)	45,625,242	24,906,490
Net change in unrealized appreciation (depreciation)	46,826,029	208,835,481

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	108,855,095	258,534,382

Distributions to shareholders:
Class K	—	(85,501,669)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 984,023 and 920,922 shares, respectively ]	12,492,637	9,970,196
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,244,498 shares, respectively ]	—	85,501,669
Capital shares repurchased [ (9,092,284) and (15,083,776) shares, respectively ]	(113,969,890)	(174,438,958)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(101,477,253)	(78,967,093)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,377,842	94,065,620
NET ASSETS:
Beginning of period	1,227,141,618	1,133,075,998

End of period	$1,234,519,460	$1,227,141,618

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022		2021
Net asset value, beginning of period	$11.95		$10.34	$10.58	$9.26	$11.18		$11.03

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17		0.24	0.24	0.22	0.22		0.23	(aa)
Net realized and unrealized gain (loss)	0.94		2.26	0.09	1.36	(1.88)		0.96

Total from investment operations	1.11		2.50	0.33	1.58	(1.66)		1.19

Less distributions:
Dividends from net investment income	—		(0.23)	(0.34)	(0.26)	(0.26)		(0.32)
Distributions from net realized gains	—		(0.66)	(0.23)	—	—		(0.72)

Total dividends and distributions	—		(0.89)	(0.57)	(0.26)	(0.26)		(1.04)

Net asset value, end of period	$13.06		$11.95	$10.34	$10.58	$9.26		$11.18

Total return (b)(y)	9.29%		24.26%	2.91%	17.15%	(14.75)%		10.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,234,519		$1,227,142	$1,133,076	$1,260,673	$1,296,682		$1,593,960
Ratio of expenses to average net assets:
After waivers (a)(f)	0.63%		0.64%	0.65%	0.63%	0.67	%(h)	0.68	%(h)
Before waivers (a)(f)	0.63%		0.64%	0.65%	0.63%	0.67	%(h)	0.68	%(h)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	2.68%		2.08%	2.13%	2.23%	2.35%		1.97	%(bb)
Before waivers (a)(g)	2.68%		2.08%	2.13%	2.23%	2.35%		1.97	%(bb)
Portfolio turnover rate^	8	%(z)	3%	3%	2%	6%		3%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(h)	Includes Interest Expense of 0.04% and 0.06% for years ended December 31, 2022 and 2021, respectively.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.19.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.33% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.8%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	790,076	$16,354,573
Comcast Corp., Class A	405,114	9,945,549
Verizon Communications, Inc.	474,791	20,102,651

		46,402,773

Entertainment (1.0%)
Electronic Arts, Inc.	25,196	5,166,188
Live Nation Entertainment, Inc.*	17,930	3,283,162
Netflix, Inc.*	478,798	34,186,177
Take-Two Interactive Software, Inc.*	19,575	4,893,359
TKO Group Holdings, Inc., Class A(x)	7,546	1,519,085
Walt Disney Co. (The)	197,454	19,004,948
Warner Bros Discovery, Inc.*	285,659	7,615,669

		75,668,588

Interactive Media & Services (7.0%)
Alphabet, Inc., Class A	666,742	238,273,588
Alphabet, Inc., Class C	537,426	189,888,729
Meta Platforms, Inc., Class A	249,706	140,656,893

		568,819,210

Media (0.1%)
Charter Communications, Inc., Class A(x)*	9,696	1,378,868
EchoStar Corp., Class A(x)*	16,315	1,655,973
Fox Corp., Class A	22,854	1,192,064
Fox Corp., Class B	15,020	703,537
News Corp., Class A	43,133	1,070,992
News Corp., Class B	12,365	346,962
Omnicom Group, Inc.	32,407	2,360,202
Paramount Skydance Corp., Class B(x)	32,968	325,065
Trade Desk, Inc. (The), Class A*	52,967	957,643

		9,991,306

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	52,913	8,875,097

Total Communication Services		709,756,974

Consumer Discretionary (8.4%)
Automobile Components (0.0%)†
Aptiv plc*	25,778	1,582,254

Automobiles (1.8%)
Ford Motor Co.	445,032	6,185,945
General Motors Co.	103,851	8,004,835
Tesla, Inc.*	320,120	134,642,472

		148,833,252

Broadline Retail (3.3%)
Amazon.com, Inc.*	1,113,076	265,290,534
eBay, Inc.	50,486	5,641,810

		270,932,344

Distributors (0.0%)†
Genuine Parts Co.	16,738	1,974,749

Hotels, Restaurants & Leisure (1.5%)
Airbnb, Inc., Class A*	47,522	6,800,398
Booking Holdings, Inc.	88,109	15,704,548
Carnival Corp. Ltd.	146,278	4,179,162
Chipotle Mexican Grill, Inc.*	149,505	5,083,170
Darden Restaurants, Inc.	12,953	2,668,448
Domino’s Pizza, Inc.(x)	3,623	1,072,553
DoorDash, Inc., Class A*	42,725	7,884,044
Expedia Group, Inc.	13,278	3,397,575
Hilton Worldwide Holdings, Inc.	25,778	8,518,598
Las Vegas Sands Corp.	32,413	1,497,156
Marriott International, Inc., Class A	24,869	9,216,203
McDonald’s Corp.	80,790	21,838,345
MGM Resorts International*	23,979	1,146,436
Norwegian Cruise Line Holdings Ltd.*	55,641	1,174,582
Royal Caribbean Cruises Ltd.	28,361	9,005,468
Starbucks Corp.	129,592	13,243,006
Wynn Resorts Ltd.	9,362	908,957
Yum! Brands, Inc.	30,830	4,928,484

		118,267,133

Household Durables (0.2%)
DR Horton, Inc.	30,430	4,956,438
Garmin Ltd.	18,797	4,465,039
Lennar Corp., Class A	23,256	2,104,436
NVR, Inc.*	316	2,153,035
PulteGroup, Inc.	21,168	2,904,461

		16,583,409

Leisure Products (0.0%)†
Hasbro, Inc.	15,586	1,287,248

Specialty Retail (1.4%)
AutoZone, Inc.*	1,897	6,062,698
Best Buy Co., Inc.	21,325	1,618,141
Carvana Co.*	80,625	5,306,738
Home Depot, Inc. (The)	113,256	39,943,126
Lowe’s Cos., Inc.	63,683	14,041,465
O’Reilly Automotive, Inc.*	94,231	8,677,733
Ross Stores, Inc.	36,631	7,796,908
TJX Cos., Inc. (The)	125,739	19,049,458
Tractor Supply Co.	56,589	1,788,778
Ulta Beauty, Inc.*	4,818	2,172,822
Williams-Sonoma, Inc.	13,386	3,120,277

		109,578,144

Textiles, Apparel & Luxury Goods (0.2%)
Deckers Outdoor Corp.*	15,335	1,522,612
Lululemon Athletica, Inc.*	12,376	1,413,091
NIKE, Inc., Class B	137,463	5,642,856
Ralph Lauren Corp.	4,392	1,762,993
Tapestry, Inc.	22,844	3,343,905

		13,685,457

Total Consumer Discretionary		682,723,990

Consumer Staples (4.1%)
Beverages (0.9%)
Brown-Forman Corp., Class B	20,052	534,386
Coca-Cola Co. (The)	440,301	35,783,262
Constellation Brands, Inc., Class A	15,576	2,166,466
Keurig Dr. Pepper, Inc.	158,140	5,175,922

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Molson Coors Beverage Co., Class B	19,436	$757,227
Monster Beverage Corp.*	81,958	7,877,803
PepsiCo, Inc.	155,411	21,042,649

		73,337,715

Consumer Staples Distribution & Retail (1.6%)
Casey’s General Stores, Inc.	4,232	3,363,552
Costco Wholesale Corp.	50,447	47,191,655
Dollar General Corp.	25,184	2,898,930
Dollar Tree, Inc.*	20,517	2,481,531
Kroger Co. (The)	63,756	3,540,371
Sysco Corp.	54,564	4,560,459
Target Corp.	51,505	6,727,068
Walmart, Inc.	498,497	56,459,770

		127,223,336

Food Products (0.3%)
Archer-Daniels-Midland Co.	54,702	4,179,233
Bunge Global SA	16,408	1,751,226
General Mills, Inc.	63,693	2,216,516
Hershey Co. (The)	16,400	2,877,380
Hormel Foods Corp.	29,456	731,098
J M Smucker Co. (The)	11,677	1,313,663
Kraft Heinz Co. (The)	92,866	2,193,495
McCormick & Co., Inc. (Non-Voting)	27,194	1,371,121
Mondelez International, Inc., Class A	144,382	8,351,055
Tyson Foods, Inc., Class A	34,063	1,950,107

		26,934,894

Household Products (0.7%)
Church & Dwight Co., Inc.	27,680	2,681,638
Clorox Co. (The)	14,493	1,383,212
Colgate-Palmolive Co.	90,987	8,341,688
Kimberly-Clark Corp.	37,275	4,091,677
Procter & Gamble Co. (The)	264,778	38,827,046

		55,325,261

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	28,116	2,219,758
Kenvue, Inc.	224,810	4,296,119

		6,515,877

Tobacco (0.5%)
Altria Group, Inc.	189,879	13,661,794
Philip Morris International, Inc.	177,219	32,060,689

		45,722,483

Total Consumer Staples		335,059,566

Energy (2.7%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	113,722	6,311,571
Halliburton Co.	97,145	3,298,073
SLB Ltd.	169,609	7,885,122

		17,494,766

Oil, Gas & Consumable Fuels (2.5%)
APA Corp.	42,272	1,376,799
Chevron Corp.	212,871	35,285,497
ConocoPhillips	138,529	14,401,475
Devon Energy Corp.	133,248	5,505,807
Diamondback Energy, Inc.	22,218	3,905,480
EOG Resources, Inc.	60,564	7,856,968
EQT Corp.	71,558	3,804,739
Expand Energy Corp.	28,047	2,557,606
Exxon Mobil Corp.	471,310	64,437,503
Kinder Morgan, Inc.	225,552	7,210,897
Marathon Petroleum Corp.	33,068	8,454,496
Occidental Petroleum Corp.	82,486	4,006,345
ONEOK, Inc.	71,639	6,228,295
Phillips 66	45,230	7,646,131
Targa Resources Corp.	24,296	6,514,729
Texas Pacific Land Corp.	6,337	2,773,325
Valero Energy Corp.	33,764	8,793,496
Williams Cos., Inc. (The)	138,787	10,317,426

		201,077,014

Total Energy		218,571,780

Financials (10.6%)
Banks (3.1%)
Bank of America Corp.	742,379	42,300,755
Citigroup, Inc.	193,937	27,143,423
Citizens Financial Group, Inc.	47,064	3,297,775
Fifth Third Bancorp	101,214	5,705,433
Huntington Bancshares, Inc.	234,482	4,157,366
JPMorgan Chase & Co.	304,680	99,730,904
KeyCorp	100,530	2,317,217
M&T Bank Corp.	16,652	3,963,343
PNC Financial Services Group, Inc. (The)	45,661	11,242,651
Regions Financial Corp.	96,481	2,913,726
Truist Financial Corp.	141,665	7,057,750
US Bancorp	176,136	10,638,614
Wells Fargo & Co.	347,965	28,755,828

		249,224,785

Capital Markets (2.7%)
Ameriprise Financial, Inc.	10,035	4,603,657
Ares Management Corp., Class A	23,558	2,622,241
Bank of New York Mellon Corp. (The)	78,046	11,286,232
BlackRock, Inc.‡	16,416	15,784,969
Blackstone, Inc.	84,471	9,939,703
Cboe Global Markets, Inc.	11,958	2,901,848
Charles Schwab Corp. (The)	185,887	17,151,794
CME Group, Inc.	41,063	9,067,942
Coinbase Global, Inc., Class A(x)*	25,912	3,788,075
FactSet Research Systems, Inc.	4,581	1,053,997
Franklin Resources, Inc.	36,448	1,212,625
Goldman Sachs Group, Inc. (The)	33,544	33,925,395
Interactive Brokers Group, Inc., Class A	50,102	4,360,878
Intercontinental Exchange, Inc.	64,303	7,916,342
Invesco Ltd.	48,292	1,274,426
KKR & Co., Inc.	79,751	7,319,547
Moody’s Corp.	17,084	7,737,685
Morgan Stanley	136,305	28,493,197

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
MSCI, Inc.	8,176	$4,578,887
Nasdaq, Inc.	50,197	3,956,528
Northern Trust Corp.	21,330	3,708,007
Raymond James Financial, Inc.	20,044	3,047,289
Robinhood Markets, Inc., Class A*	89,566	8,981,678
S&P Global, Inc.	34,476	14,040,696
State Street Corp.	31,350	5,316,960
T. Rowe Price Group, Inc.	25,390	2,886,589

		216,957,187

Consumer Finance (0.4%)
American Express Co.	60,517	20,469,875
Capital One Financial Corp.	70,759	14,195,671
Synchrony Financial	38,248	2,908,760

		37,574,306

Financial Services (3.0%)
Apollo Global Management, Inc.	52,443	6,204,531
Berkshire Hathaway, Inc., Class B*	208,462	104,312,300
Block, Inc., Class A*	59,872	4,550,272
Corpay, Inc.*	7,432	2,476,863
Fidelity National Information Services, Inc.	61,496	2,390,965
Fiserv, Inc.*	59,060	2,896,893
Global Payments, Inc.	27,937	2,027,109
Jack Henry & Associates, Inc.	8,608	1,185,666
Mastercard, Inc., Class A	91,747	47,121,259
PayPal Holdings, Inc.	100,302	4,331,040
Visa, Inc., Class A	188,721	64,748,288

		242,245,186

Insurance (1.4%)
Aflac, Inc.	52,088	6,107,318
Allstate Corp. (The)	29,127	6,930,478
American International Group, Inc.	61,822	4,607,594
Aon plc, Class A	24,285	8,055,092
Arch Capital Group Ltd.*	40,960	3,975,578
Arthur J Gallagher & Co.	29,342	6,736,043
Assurant, Inc.	5,954	1,598,828
Brown & Brown, Inc.	34,543	2,215,933
Chubb Ltd.	41,015	13,975,451
Cincinnati Financial Corp.	17,119	3,169,412
Erie Indemnity Co., Class A(x)	2,527	605,848
Everest Group Ltd.	4,194	1,498,223
Globe Life, Inc.	9,080	1,622,414
Hartford Insurance Group, Inc. (The)	31,952	4,234,279
Loews Corp.	18,478	2,091,894
Marsh & McLennan Cos., Inc.	54,695	9,116,016
MetLife, Inc.	61,457	5,199,877
Principal Financial Group, Inc.	21,900	2,360,382
Progressive Corp. (The)	66,443	14,514,473
Prudential Financial, Inc.	40,039	4,321,409
Travelers Cos., Inc. (The)	24,179	7,981,971
W.R. Berkley Corp.	32,637	2,301,888
Willis Towers Watson plc	10,469	2,736,282

		115,956,683

Total Financials		861,958,147

Health Care (8.0%)
Biotechnology (1.5%)
AbbVie, Inc.	200,897	50,553,721
Amgen, Inc.	61,369	22,222,942
Biogen, Inc.*	16,332	3,528,692
Gilead Sciences, Inc.	141,175	17,836,050
Incyte Corp.*	18,183	2,061,225
Moderna, Inc.*	41,908	2,934,817
Regeneron Pharmaceuticals, Inc.	11,241	7,009,213
Vertex Pharmaceuticals, Inc.*	28,859	14,335,131

		120,481,791

Health Care Equipment & Supplies (1.2%)
Abbott Laboratories	198,057	17,971,692
Align Technology, Inc.*	7,978	1,345,569
Baxter International, Inc.	54,277	1,157,186
Becton Dickinson & Co.	31,331	4,741,320
Boston Scientific Corp.*	171,639	7,325,553
Cooper Cos., Inc. (The)*	22,692	1,627,243
Dexcom, Inc.*	43,410	2,923,663
Edwards Lifesciences Corp.*	66,086	5,978,140
GE HealthCare Technologies, Inc.	50,393	3,225,656
IDEXX Laboratories, Inc.*	8,970	4,722,167
Insulet Corp.*	7,211	1,097,875
Intuitive Surgical, Inc.*	40,271	16,014,971
Medtronic plc	145,987	11,420,563
ResMed, Inc.	16,092	3,136,009
Solventum Corp.*	17,855	1,377,513
STERIS plc	11,007	2,317,744
Stryker Corp.	39,232	12,351,803
Zimmer Biomet Holdings, Inc.	21,610	1,860,405

		100,595,072

Health Care Providers & Services (1.5%)
Cardinal Health, Inc.	27,036	6,422,672
Cencora, Inc.	22,123	6,260,366
Centene Corp.*	52,663	3,380,438
Cigna Group (The)	30,392	8,378,467
CVS Health Corp.	145,082	15,008,733
DaVita, Inc.*	3,517	782,462
Elevance Health, Inc.	24,693	9,549,524
HCA Healthcare, Inc.	17,657	6,884,288
Henry Schein, Inc.*	10,009	835,952
Humana, Inc.	13,555	5,384,317
Labcorp Holdings, Inc.	9,791	2,741,480
McKesson Corp.	13,668	10,327,541
Quest Diagnostics, Inc.	12,757	2,703,846
UnitedHealth Group, Inc.	103,262	42,918,785
Universal Health Services, Inc., Class B	5,450	810,360

		122,389,231

Health Care Technology (0.0%)†
Veeva Systems, Inc., Class A*	16,549	2,936,951

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	31,914	4,239,137
Bio-Techne Corp.	17,781	1,256,228
Charles River Laboratories International, Inc.*	5,644	1,280,003
Danaher Corp.	71,626	13,643,320
IQVIA Holdings, Inc.*	19,660	3,798,705
Mettler-Toledo International, Inc.*	2,255	2,880,785

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Revvity, Inc.	12,375	$1,376,842
Thermo Fisher Scientific, Inc.	42,256	21,185,468
Waters Corp.*	10,890	4,084,186
West Pharmaceutical Services, Inc.	8,287	2,975,033

		56,719,707

Pharmaceuticals (3.1%)
Bristol-Myers Squibb Co.	232,198	13,379,249
Eli Lilly & Co.	89,949	107,887,529
Johnson & Johnson	273,718	69,516,161
Merck & Co., Inc.	280,837	36,087,555
Pfizer, Inc.	648,068	15,605,477
Viatris, Inc.	127,922	2,031,401
Zoetis, Inc.	46,526	3,343,358

		247,850,730

Total Health Care		650,973,482

Industrials (8.1%)
Aerospace & Defense (2.0%)
Axon Enterprise, Inc.*	9,211	5,163,779
Boeing Co. (The)*	89,636	19,403,505
GE Aerospace	118,635	44,337,459
General Dynamics Corp.	28,724	10,175,190
Honeywell Aerospace, Inc.*	36,026	7,964,517
Howmet Aerospace, Inc.	45,495	12,231,786
Huntington Ingalls Industries, Inc.	4,543	1,271,540
L3Harris Technologies, Inc.	20,971	6,093,963
Lockheed Martin Corp.	23,071	11,753,752
Northrop Grumman Corp.	15,382	7,834,206
RTX Corp.	153,128	29,052,975
Textron, Inc.	18,935	1,736,908
TransDigm Group, Inc.	6,360	8,471,774

		165,491,354

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	13,010	2,450,303
Expeditors International of Washington, Inc.	14,648	2,387,331
FedEx Corp.	24,966	7,817,604
United Parcel Service, Inc., Class B	85,347	9,174,802

		21,830,040

Building Products (0.4%)
A.O. Smith Corp.	11,049	692,993
Allegion plc	9,320	1,309,367
Builders FirstSource, Inc.*	12,924	1,156,440
Carrier Global Corp.	90,015	6,602,600
Johnson Controls International plc	69,375	10,136,381
Lennox International, Inc.	3,642	2,086,684
Masco Corp.	22,030	1,792,581
Trane Technologies plc	25,136	12,345,798

		36,122,844

Commercial Services & Supplies (0.3%)
Cintas Corp.	38,224	6,501,138
Copart, Inc.*	102,999	2,903,542
Republic Services, Inc.	23,094	4,920,869
Rollins, Inc.	32,195	1,343,819
Veralto Corp.	28,442	2,522,237
Waste Management, Inc.	41,933	9,346,027

		27,537,632

Construction & Engineering (0.3%)
Comfort Systems USA, Inc.	3,996	7,919,872
EMCOR Group, Inc.	5,072	4,209,151
Quanta Services, Inc.	17,014	12,250,761

		24,379,784

Electrical Equipment (1.2%)
AMETEK, Inc.	25,784	6,238,181
Eaton Corp. plc	44,152	18,814,050
Emerson Electric Co.	63,108	9,033,910
GE Vernova, Inc.	30,555	35,897,847
Generac Holdings, Inc.*	6,518	1,908,536
Hubbell, Inc., Class B	6,106	3,194,659
Rockwell Automation, Inc.	12,576	6,226,126
Vertiv Holdings Co., Class A	43,676	14,623,599

		95,936,908

Ground Transportation (0.8%)
CSX Corp.	210,037	9,983,059
Fedex Freight Holding Co., Inc.*	12,483	1,884,933
JB Hunt Transport Services, Inc.	8,126	2,351,908
Norfolk Southern Corp.	25,212	7,931,443
Old Dominion Freight Line, Inc.	21,146	4,580,223
Uber Technologies, Inc.*	231,462	16,702,298
Union Pacific Corp.	67,509	18,362,448

		61,796,312

Industrial Conglomerates (0.2%)
3M Co.	59,306	9,602,235
Honeywell International, Inc.	36,026	8,066,109

		17,668,344

Machinery (1.8%)
Caterpillar, Inc.	52,373	55,772,008
Cummins, Inc.	15,604	11,128,929
Deere & Co.	28,563	18,118,368
Dover Corp.	15,476	3,470,957
Fortive Corp.	34,548	2,110,537
IDEX Corp.	8,204	1,861,898
Illinois Tool Works, Inc.	30,082	8,136,279
Ingersoll Rand, Inc.	39,798	3,263,038
Nordson Corp.	6,000	1,810,140
Otis Worldwide Corp.	43,643	3,124,839
PACCAR, Inc.	59,842	7,188,221
Parker-Hannifin Corp.	14,337	14,023,306
Pentair plc	20,179	1,546,922
Snap-on, Inc.	5,696	2,292,070
Stanley Black & Decker, Inc.	17,535	1,650,394
Westinghouse Air Brake Technologies Corp.	19,293	5,201,393
Xylem, Inc.	27,510	3,251,957

		143,951,256

Passenger Airlines (0.2%)
Delta Air Lines, Inc.	74,139	6,943,859
Southwest Airlines Co.	54,539	2,804,395
United Airlines Holdings, Inc.*	37,650	5,120,024

		14,868,278

Professional Services (0.3%)
Automatic Data Processing, Inc.	45,453	10,179,199
Broadridge Financial Solutions, Inc.	13,305	1,822,120

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Equifax, Inc.	13,167	$2,089,866
Jacobs Solutions, Inc.	14,124	1,779,624
Leidos Holdings, Inc.	14,980	1,542,491
Paychex, Inc.	36,294	3,568,789
Verisk Analytics, Inc.	14,885	2,672,304

		23,654,393

Trading Companies & Distributors (0.3%)
Fastenal Co.	128,220	6,158,407
United Rentals, Inc.	7,114	8,059,379
W.W. Grainger, Inc.	4,939	6,719,016

		20,936,802

Total Industrials		654,173,947

Information Technology (34.4%)
Communications Equipment (1.2%)
Arista Networks, Inc.*	117,408	19,945,271
Ciena Corp.*	15,887	7,793,527
Cisco Systems, Inc.	449,131	52,754,927
F5, Inc.*	6,451	2,683,358
Lumentum Holdings, Inc.*	8,846	7,590,399
Motorola Solutions, Inc.	18,875	7,838,599

		98,606,081

Electronic Equipment, Instruments & Components (1.1%)
Amphenol Corp., Class A	139,886	24,664,700
CDW Corp.	14,902	2,095,817
Coherent Corp.*	22,007	8,681,101
Corning, Inc.	89,053	22,746,808
Flex Ltd.*	41,807	6,775,660
Jabil, Inc.	11,882	4,580,273
Keysight Technologies, Inc.*	19,501	6,826,715
TE Connectivity plc	33,067	6,666,638
Teledyne Technologies, Inc.*	5,411	3,608,596
Zebra Technologies Corp., Class A*	5,403	1,422,394

		88,068,702

IT Services (0.6%)
Accenture plc, Class A	69,809	8,687,032
Akamai Technologies, Inc.(x)*	16,913	1,999,286
Cognizant Technology Solutions Corp., Class A	52,664	2,039,677
Gartner, Inc.*	8,060	1,044,737
GoDaddy, Inc., Class A*	13,593	1,153,774
International Business Machines Corp.	106,872	30,053,475
VeriSign, Inc.	9,678	2,434,597

		47,412,578

Semiconductors & Semiconductor Equipment (17.3%)
Advanced Micro Devices, Inc.*	185,411	107,707,104
Analog Devices, Inc.	55,512	22,047,701
Applied Materials, Inc.	90,239	65,242,797
Broadcom, Inc.	538,366	203,367,757
First Solar, Inc.*	11,839	2,793,530
Intel Corp.*	537,203	75,009,655
KLA Corp.	148,533	44,813,891
Lam Research Corp.	142,199	61,619,093
Marvell Technology, Inc.	99,557	29,657,035
Microchip Technology, Inc.	62,476	5,697,811
Micron Technology, Inc.	128,231	148,015,761
Monolithic Power Systems, Inc.	5,632	7,785,452
NVIDIA Corp.	2,754,047	551,057,264
NXP Semiconductors NV	29,082	8,172,914
ON Semiconductor Corp.*	44,019	4,161,556
Qnity Electronics, Inc.	23,806	3,887,758
QUALCOMM, Inc.	119,847	22,146,527
Skyworks Solutions, Inc.(x)	16,616	1,126,565
Teradyne, Inc.	17,800	8,612,352
Texas Instruments, Inc.	103,484	30,845,476

		1,403,767,999

Software (6.8%)
Adobe, Inc.*	45,960	9,422,719
AppLovin Corp., Class A*	30,592	15,761,916
Autodesk, Inc.*	24,201	4,705,158
Cadence Design Systems, Inc.*	31,616	11,866,117
Crowdstrike Holdings, Inc., Class A*	28,943	22,087,561
Datadog, Inc., Class A*	37,168	9,677,060
Fair Isaac Corp.*	2,687	3,210,374
Fortinet, Inc.*	70,811	10,877,986
Gen Digital, Inc.	67,188	1,672,309
Intuit, Inc.	31,446	8,207,406
Microsoft Corp.	844,666	315,077,311
Oracle Corp.	192,946	28,276,236
Palantir Technologies, Inc., Class A*	261,080	30,460,204
Palo Alto Networks, Inc.*	92,217	31,447,841
PTC, Inc.*	12,250	1,391,723
Roper Technologies, Inc.	11,475	3,883,025
Salesforce, Inc.	93,019	14,572,357
ServiceNow, Inc.*	117,267	11,642,268
Synopsys, Inc.*	21,740	9,697,562
Trimble, Inc.*	27,673	1,416,304
Tyler Technologies, Inc.*	4,447	1,300,570
Workday, Inc., Class A*	23,164	2,835,737

		549,489,744

Technology Hardware, Storage & Peripherals (7.4%)
Apple, Inc.	1,670,058	483,247,983
Dell Technologies, Inc., Class C	32,893	14,192,014
Hewlett Packard Enterprise Co.	152,108	6,861,592
HP, Inc.	100,274	2,200,012
NetApp, Inc.	22,987	3,557,468
Sandisk Corp.*	16,839	38,287,339
Seagate Technology Holdings plc	25,337	24,450,205
Super Micro Computer, Inc.(x)*	58,968	1,729,531
Western Digital Corp.	39,391	25,159,820

		599,685,964

Total Information Technology		2,787,031,068

Materials (1.7%)
Chemicals (0.9%)
Air Products and Chemicals, Inc.	24,868	7,290,800
Albemarle Corp.	13,645	1,842,484
CF Industries Holdings, Inc.	18,194	1,969,683
Corteva, Inc.	77,049	6,525,280
Dow, Inc.	83,778	2,292,166
DuPont de Nemours, Inc.	15,380	2,086,143
Ecolab, Inc.	28,790	8,021,182
International Flavors & Fragrances, Inc.	29,828	2,362,974

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Linde plc	52,572	$27,281,714
LyondellBasell Industries NV, Class A	29,869	1,572,603
Mosaic Co. (The)	35,530	752,881
PPG Industries, Inc.	24,856	3,014,784
Sherwin-Williams Co. (The)	26,081	8,980,210

		73,992,904

Construction Materials (0.2%)
CRH plc	75,979	8,129,753
Martin Marietta Materials, Inc.	6,820	3,933,094
Vulcan Materials Co.	14,955	4,411,874

		16,474,721

Containers & Packaging (0.2%)
Amcor plc	53,250	2,308,388
Avery Dennison Corp.	8,677	1,408,711
Ball Corp.	28,601	1,784,702
International Paper Co.	57,612	2,195,017
Packaging Corp. of America	10,444	2,488,596
Smurfit Westrock plc	58,687	2,714,861

		12,900,275

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	163,430	10,278,113
Newmont Corp.	121,388	11,337,639
Nucor Corp.	25,707	5,726,234
Steel Dynamics, Inc.	15,414	3,536,897

		30,878,883

Total Materials		134,246,783

Real Estate (1.7%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	19,520	1,031,632
Healthpeak Properties, Inc. (REIT)	74,103	1,585,804
Ventas, Inc. (REIT)	53,875	4,784,100
Welltower, Inc. (REIT)	80,027	18,163,728

		25,565,264

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	71,605	1,697,754

Industrial REITs (0.2%)
Prologis, Inc. (REIT)	106,014	14,361,717

Office REITs (0.0%)†
BXP, Inc. (REIT)	16,531	1,096,171

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	33,735	4,543,767
CoStar Group, Inc.*	45,399	1,285,700

		5,829,467

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	16,376	3,089,987
Camden Property Trust (REIT)	10,939	1,252,406
Equity Residential (REIT)	37,839	2,570,403
Essex Property Trust, Inc. (REIT)	7,043	2,053,668
Invitation Homes, Inc. (REIT)	61,269	1,850,937
Mid-America Apartment Communities, Inc. (REIT)	12,711	1,766,066
UDR, Inc. (REIT)	34,194	1,365,025

		13,948,492

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	9,805	1,210,329
Kimco Realty Corp. (REIT)	77,098	1,954,434
Realty Income Corp. (REIT)	104,506	6,475,192
Regency Centers Corp. (REIT)	18,285	1,458,046
Simon Property Group, Inc. (REIT)	36,873	8,246,647

		19,344,648

Specialized REITs (0.6%)
American Tower Corp. (REIT)	52,975	8,665,121
Crown Castle, Inc. (REIT)	49,713	3,764,765
Digital Realty Trust, Inc. (REIT)	37,521	6,738,021
Equinix, Inc. (REIT)	11,207	11,682,065
Extra Space Storage, Inc. (REIT)	23,974	3,483,422
Iron Mountain, Inc. (REIT)	34,550	4,364,011
Public Storage (REIT)	17,721	5,640,772
SBA Communications Corp. (REIT)	11,950	2,108,697
VICI Properties, Inc. (REIT), Class A	125,650	3,336,007
Weyerhaeuser Co. (REIT)	81,704	1,955,994

		51,738,875

Total Real Estate		133,582,388

Utilities (2.0%)
Electric Utilities (1.3%)
Alliant Energy Corp.	30,637	2,337,297
American Electric Power Co., Inc.	62,327	8,526,957
Constellation Energy Corp.	36,121	8,971,373
Duke Energy Corp.	88,584	11,212,963
Edison International	44,628	3,322,555
Entergy Corp.	52,292	6,006,259
Evergy, Inc.	26,278	2,271,207
Eversource Energy	43,114	3,115,849
Exelon Corp.	118,321	5,516,125
FirstEnergy Corp.	57,734	2,744,674
NextEra Energy, Inc.	237,118	20,811,847
NRG Energy, Inc.	23,138	3,379,536
PG&E Corp.	255,146	4,291,556
Pinnacle West Capital Corp.	13,857	1,482,699
PPL Corp.	86,726	3,152,490
Southern Co. (The)	127,931	12,244,276
Xcel Energy, Inc.	70,984	5,700,015

		105,087,678

Gas Utilities (0.1%)
Atmos Energy Corp.	18,825	3,242,983

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	80,756	1,183,883
Vistra Corp.	35,799	5,678,795

		6,862,678

Multi-Utilities (0.5%)
Ameren Corp.	30,822	3,484,119
CenterPoint Energy, Inc.	74,619	3,286,221
CMS Energy Corp.	35,213	2,693,794
Consolidated Edison, Inc.	41,099	4,546,782
Dominion Energy, Inc.	100,723	6,878,374
DTE Energy Co.	23,216	3,537,422
NiSource, Inc.	56,471	2,685,196
Public Service Enterprise Group, Inc.	56,955	4,622,468

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Sempra	74,940	$6,947,687
WEC Energy Group, Inc.	36,212	4,228,475

		42,910,538

Water Utilities (0.0%)†
American Water Works Co., Inc.	23,143	3,045,156

Total Utilities		161,149,033

Total Common Stocks (90.5%) (Cost $1,589,919,776)		7,329,227,158

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Hologic, Inc., CVR* (Cost $206)	27,487	275

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.0%)
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	6,962,332	6,962,332
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	237,312,296	237,312,297
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	64,770	64,770

Total Investment Companies		244,339,399

Total Short-Term Investments (3.0%) (Cost $244,366,590)		244,339,399

Total Investments in Securities (93.5%) (Cost $1,834,286,572)		7,573,566,832
Other Assets Less Liabilities (6.5%)		525,071,008

Net Assets (100%)		$8,098,637,840

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $11,876,639. This was collateralized by $5,218,837 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.250%, maturing 8/13/26 – 5/15/56 and by cash of $7,027,102 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	16,416	19,469,484	—	(1,865,403)	1,378,775	(3,197,887)	15,784,969	198,229	—

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	2,052	9/2026	USD	774,450,450	60,689

					60,689

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$709,756,974	$—	$—	$709,756,974
Consumer Discretionary	682,723,990	—	—	682,723,990
Consumer Staples	335,059,566	—	—	335,059,566
Energy	218,571,780	—	—	218,571,780
Financials	861,958,147	—	—	861,958,147
Health Care	650,973,482	—	—	650,973,482
Industrials	654,173,947	—	—	654,173,947
Information Technology	2,787,031,068	—	—	2,787,031,068
Materials	134,246,783	—	—	134,246,783
Real Estate	133,582,388	—	—	133,582,388
Utilities	161,149,033	—	—	161,149,033
Futures	60,689	—	—	60,689
Rights
Health Care	—	275	—	275
Short-Term Investments
Investment Companies	244,339,399	—	—	244,339,399

Total Assets	$7,573,627,246	$275	$—	$7,573,627,521

Total Liabilities	$—	$—	$—	$—

Total	$7,573,627,246	$275	$—	$7,573,627,521

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$60,689	*

Total		$60,689

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$57,603,679	$57,603,679

Total	$57,603,679	$57,603,679

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,101,254)	$(1,101,254)

Total	$(1,101,254)	$(1,101,254)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$772,052,000

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$85,440,746
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$790,746,507

During the period ended June 30, 2026, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 59%)*	Net Proceeds of Sales and Redemptions (affiliated 15%)*	Net Realized Gain (Loss)
$ 50,644,014	$122,368,342	$75,982,229

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,868,458,037
Aggregate gross unrealized depreciation	(130,930,084)

Net unrealized appreciation	$5,737,527,953

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,836,099,568

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $3,136,894)	$15,784,969
Unaffiliated Issuers (Cost $1,831,149,678)	7,557,781,863
Cash	475,001,734
Cash held as collateral at broker for futures	57,314,800
Dividends, interest and other receivables	5,251,036
Due from broker for futures variation margin	4,938,328
Receivable for Portfolio shares sold	614,246
Securities lending income receivable	2,581
Other assets	83,251

Total assets	8,116,772,808

LIABILITIES
Payable for Portfolio shares repurchased	7,131,600
Payable for return of collateral on securities loaned	7,027,102
Investment management fees payable	2,701,362
Administrative fees payable	831,304
Distribution fees payable – Class IB	53,147
Accrued expenses	390,453

Total liabilities	18,134,968

Commitments and contingent liabilities^
NET ASSETS	$8,098,637,840

Net assets were comprised of:
Paid in capital	$2,013,014,514
Total distributable earnings (loss)	6,085,623,326

Net assets	$8,098,637,840

Class IB
Net asset value, offering and redemption price per share, $258,933,106 / 7,902,725 shares outstanding (unlimited amount authorized: $0.01 par value)	$32.77

Class K
Net asset value, offering and redemption price per share, $7,839,704,734 / 234,884,332 shares outstanding (unlimited amount authorized: $0.01 par value)	$33.38

(x)	Includes value of securities on loan of $11,876,639.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends ($198,229 of dividend income received from affiliates) (net of $4,334 foreign withholding tax)	$47,374,551
Interest	9,070,658
Securities lending (net)	9,690

Total income	56,454,899

EXPENSES
Investment management fees	16,149,628
Administrative fees	4,950,840
Professional fees	310,446
Distribution fees – Class IB	309,902
Printing and mailing expenses	197,142
Trustees’ fees	125,520
Custodian fees	74,165
Miscellaneous	89,090

Total expenses	22,206,733

NET INVESTMENT INCOME (LOSS)	34,248,166

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($1,378,775 realized gain (loss) from affiliates)	567,429,045
Futures contracts	57,603,679

Net realized gain (loss)	625,032,724

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(3,197,887) of change in unrealized appreciation (depreciation) from affiliates)	97,260,848
Futures contracts	(1,101,254)

Net change in unrealized appreciation (depreciation)	96,159,594

NET REALIZED AND UNREALIZED GAIN (LOSS)	721,192,318

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$755,440,484

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$34,248,166	$78,382,773
Net realized gain (loss)	625,032,724	851,116,496
Net change in unrealized appreciation (depreciation)	96,159,594	120,581,476

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	755,440,484	1,050,080,745

Distributions to shareholders:
Class IB	—	(35,071,484)
Class K	—	(1,127,092,909)

Total distributions to shareholders	—	(1,162,164,393)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 322,613 and 691,900 shares, respectively ]	9,873,075	21,160,954
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,154,484 shares, respectively]	—	35,071,484
Capital shares repurchased [ (769,911) and (1,594,960) shares, respectively ]	(23,768,309)	(49,613,570)

Total Class IB transactions	(13,895,234)	6,618,868

Class K
Capital shares sold [ 609,764 and 8,075,334 shares, respectively ]	18,666,604	229,465,223
Capital shares issued in reinvestment of dividends and distributions [ 0 and 36,478,711 shares, respectively ]	—	1,127,092,909
Capital shares repurchased [ (25,921,705) and (47,179,989) shares, respectively ]	(816,335,514)	(1,482,299,229)

Total Class K transactions	(797,668,910)	(125,741,097)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(811,564,144)	(119,122,229)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(56,123,660)	(231,205,877)
NET ASSETS:
Beginning of period	8,154,761,500	8,385,967,377

End of period	$8,098,637,840	$8,154,761,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$29.86		$30.52	$29.17	$24.92	$33.31	$28.90

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.22	0.30	0.29	0.22	0.16
Net realized and unrealized gain (loss)	2.82		3.82	6.79	5.94	(6.85)	7.72

Total from investment operations	2.91		4.04	7.09	6.23	(6.63)	7.88

Less distributions:
Dividends from net investment income	—		(0.25)	(0.36)	(0.32)	(0.23)	(0.18)
Distributions from net realized gains	—		(4.45)	(5.38)	(1.66)	(1.53)	(3.29)

Total dividends and distributions	—		(4.70)	(5.74)	(1.98)	(1.76)	(3.47)

Net asset value, end of period	$32.77		$29.86	$30.52	$29.17	$24.92	$33.31

Total return (b)(y)	9.75%		13.33%	23.92%	25.27%	(20.01)%	27.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$258,933		$249,353	$247,132	$223,348	$195,213	$238,308
Ratio of expenses to average net assets (a)(f)	0.80%		0.80%	0.80%	0.81%	0.80%	0.78%
Ratio of net investment income (loss) to average net assets (a)(g)	0.62%		0.72%	0.92%	1.05%	0.77%	0.48%
Portfolio turnover rate^	1	%(z)	2%	2%	2%	3%	3%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022	2021
Net asset value, beginning of period	$30.38		$30.97	$29.52	$25.20	$33.66	$29.17

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.31	0.39	0.36	0.29	0.24
Net realized and unrealized gain (loss)	2.87		3.88	6.89	6.01	(6.91)	7.80

Total from investment operations	3.00		4.19	7.28	6.37	(6.62)	8.04

Less distributions:
Dividends from net investment income	—		(0.33)	(0.45)	(0.39)	(0.31)	(0.26)
Distributions from net realized gains	—		(4.45)	(5.38)	(1.66)	(1.53)	(3.29)

Total dividends and distributions	—		(4.78)	(5.83)	(2.05)	(1.84)	(3.55)

Net asset value, end of period	$33.38		$30.38	$30.97	$29.52	$25.20	$33.66

Total return (b)(y)	9.87%		13.62%	24.25%	25.55%	(19.80)%	27.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,839,705		$7,905,409	$8,138,835	$8,277,301	$7,271,965	$10,394,162
Ratio of expenses to average net assets (a)(f)	0.55%		0.55%	0.55%	0.56%	0.55%	0.53%
Ratio of net investment income (loss) to average net assets (a)(g)	0.87%		0.97%	1.17%	1.30%	1.01%	0.73%
Portfolio turnover rate^	1	%(z)	2%	2%	2%	3%	3%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.3%)
Entertainment (0.5%)
Roku, Inc.*	26,857	$3,710,026
Warner Music Group Corp., Class A	31,137	842,879

		4,552,905

Interactive Media & Services (0.3%)
Pinterest, Inc., Class A*	100,875	2,121,401

Media (0.5%)
New York Times Co. (The), Class A	33,720	2,359,726
Nexstar Media Group, Inc., Class A	6,085	1,086,720
Sirius XM Holdings, Inc. (x)	39,600	1,169,784

		4,616,230

Total Communication Services		11,290,536

Consumer Discretionary (9.7%)
Automobile Components (1.0%)
Autoliv, Inc.	14,301	1,661,347
BorgWarner, Inc.	42,821	2,843,314
Gentex Corp.	44,530	1,125,273
Goodyear Tire & Rubber Co. (The)*	64,051	422,737
Lear Corp.	10,437	1,399,184
Visteon Corp.	5,474	543,076

		7,994,931

Automobiles (0.2%)
Harley-Davidson, Inc.	22,001	538,144
Thor Industries, Inc. (x)	11,325	851,187

		1,389,331

Broadline Retail (0.3%)
Macy’s, Inc.	55,001	1,295,274
Ollie’s Bargain Outlet Holdings, Inc.*	12,663	973,531

		2,268,805

Diversified Consumer Services (0.7%)
Duolingo, Inc., Class A*	8,533	981,466
Graham Holdings Co., Class B	730	833,237
Grand Canyon Education, Inc.*	5,548	793,974
H&R Block, Inc.	26,057	992,251
Service Corp. International	28,715	2,181,191

		5,782,119

Hotels, Restaurants & Leisure (2.3%)
Aramark	54,713	3,113,170
Boyd Gaming Corp.	11,432	1,009,788
Cava Group, Inc.*	20,980	1,646,510
Choice Hotels International, Inc. (x)	4,245	468,096
Churchill Downs, Inc.	13,725	1,230,309
Dutch Bros, Inc., Class A*	26,765	1,921,995
Hilton Grand Vacations, Inc.*	12,179	637,814
Hyatt Hotels Corp., Class A (x)	8,514	1,650,354
Planet Fitness, Inc., Class A*	16,434	857,362
Texas Roadhouse, Inc., Class A	13,770	2,660,777
Travel + Leisure Co.	13,534	1,034,404
Vail Resorts, Inc. (x)	7,427	1,011,186
Wingstop, Inc.	5,675	984,102
Wyndham Hotels & Resorts, Inc.	15,549	1,309,381

		19,535,248

Household Durables (1.6%)
KB Home	12,898	$807,286
SharkNinja, Inc.*	14,657	2,231,821
Somnigroup International, Inc.	43,754	3,430,314
Taylor Morrison Home Corp., Class A*	19,271	1,382,501
Toll Brothers, Inc.	19,733	3,251,012
TopBuild Corp.*	5,874	2,082,509
Whirlpool Corp. (x)	13,038	513,958

		13,699,401

Leisure Products (0.4%)
Brunswick Corp.	13,564	1,142,631
Mattel, Inc.*	61,305	850,913
Polaris, Inc.	11,359	777,410
YETI Holdings, Inc. (x)*	15,726	779,381

		3,550,335

Specialty Retail (2.7%)
Abercrombie & Fitch Co., Class A*	9,302	837,273
AutoNation, Inc.*	5,203	966,665
Bath & Body Works, Inc.	42,269	977,682
Burlington Stores, Inc.*	13,103	4,151,030
Chewy, Inc., Class A*	50,326	988,906
Dick’s Sporting Goods, Inc.	13,788	3,127,256
Five Below, Inc.*	11,557	2,077,833
Floor & Decor Holdings, Inc., Class A*	22,519	1,336,728
GameStop Corp., Class A (x)*	85,728	1,892,874
Gap, Inc. (The)	46,486	868,359
Lithia Motors, Inc., Class A	4,765	1,384,185
Murphy USA, Inc.	3,513	1,893,050
Penske Automotive Group, Inc.	3,889	695,937
RH (x)*	3,198	526,807
Valvoline, Inc.*	26,974	1,066,552

		22,791,137

Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd.*	25,196	467,890
Columbia Sportswear Co.	5,015	310,027
Crocs, Inc.*	10,439	1,259,361
PVH Corp.	9,581	711,485
VF Corp.	68,885	1,149,002

		3,897,765

Total Consumer Discretionary		80,909,072

Consumer Staples (2.9%)
Beverages (0.4%)
Boston Beer Co., Inc. (The), Class A*	1,444	255,631
Celsius Holdings, Inc. (x)*	33,153	970,720
Coca-Cola Consolidated, Inc.	11,845	2,261,448

		3,487,799

Consumer Staples Distribution & Retail (1.8%)
Albertsons Cos., Inc., Class A	76,526	1,035,397
BJ’s Wholesale Club Holdings, Inc.*	26,612	2,321,099
Maplebear, Inc.*	34,572	1,636,984
Performance Food Group Co.*	32,746	3,660,675
Sprouts Farmers Market, Inc.*	19,650	1,661,997
US Foods Holding Corp.*	45,930	4,696,342

		15,012,494

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (0.6%)
Darling Ingredients, Inc.*	33,320	$1,819,938
Ingredion, Inc.	12,978	1,229,146
Marzetti Co. (The)	3,908	446,137
Pilgrim’s Pride Corp.	9,062	254,733
Post Holdings, Inc.*	8,502	750,387

		4,500,341

Personal Care Products (0.1%)
e.l.f. Beauty, Inc. (x)*	12,678	938,172

Total Consumer Staples		23,938,806

Energy (3.9%)
Energy Equipment & Services (1.1%)
NOV, Inc.	76,592	1,420,782
TechnipFMC plc	83,075	5,507,872
Valaris Ltd.*	13,598	987,215
Weatherford International plc	14,858	1,210,927

		9,126,796

Oil, Gas & Consumable Fuels (2.8%)
Antero Midstream Corp.	68,916	1,567,839
Antero Resources Corp.*	61,738	2,169,473
Chord Energy Corp.	11,857	1,355,255
CNX Resources Corp.*	29,639	1,005,651
DT Midstream, Inc.	21,423	3,143,611
HF Sinclair Corp.	32,058	2,232,840
Matador Resources Co.	24,754	1,232,254
Murphy Oil Corp.	28,909	941,277
Ovintiv, Inc.	57,373	3,020,689
PBF Energy, Inc., Class A	17,618	801,971
Permian Resources Corp., Class A	160,313	2,951,362
Range Resources Corp.	49,276	1,832,575
Viper Energy, Inc., Class A	39,666	1,681,839

		23,936,636

Total Energy		33,063,432

Financials (13.4%)
Banks (5.4%)
Associated Banc-Corp.	31,797	978,394
Bank OZK	21,082	1,098,161
Columbia Banking System, Inc.	61,175	1,960,659
Commerce Bancshares, Inc.	27,790	1,604,872
Cullen/Frost Bankers, Inc.	13,089	2,022,512
East West Bancorp, Inc.	28,609	3,693,136
First Financial Bankshares, Inc.	25,193	871,678
First Horizon Corp.	100,559	2,578,333
Flagstar Bank NA	63,848	953,889
FNB Corp.	78,328	1,494,498
Glacier Bancorp, Inc.	27,122	1,398,953
Hancock Whitney Corp.	16,653	1,244,312
Home BancShares, Inc.	39,035	1,114,449
International Bancshares Corp.	10,835	822,918
Old National Bancorp	72,949	1,889,379
Pinnacle Financial Partners, Inc.	31,711	3,199,006
Prosperity Bancshares, Inc.	20,928	1,528,372
SouthState Bank Corp.	20,256	2,023,574
Texas Capital Bancshares, Inc.	9,067	936,258
UMB Financial Corp.	15,058	2,149,680
United Bankshares, Inc.	28,773	1,318,667
Valley National Bancorp	103,631	1,518,194
Webster Financial Corp.	33,452	2,556,402
Western Alliance Bancorp	21,320	1,752,504
Wintrust Financial Corp.	14,098	2,265,831
Zions Bancorp NA	29,935	2,071,203

		45,045,834

Capital Markets (2.1%)
Affiliated Managers Group, Inc.	5,587	1,890,641
Carlyle Group, Inc. (The)	54,093	2,277,856
Evercore, Inc., Class A	8,097	2,764,640
Federated Hermes, Inc., Class B	15,543	858,284
Hamilton Lane, Inc., Class A	8,436	665,010
Houlihan Lokey, Inc., Class A	11,351	1,522,509
Janus Henderson Group plc	25,217	1,310,023
Jefferies Financial Group, Inc.	34,061	1,702,369
Morningstar, Inc.	4,640	723,933
SEI Investments Co.	19,189	1,683,067
Stifel Financial Corp.	32,045	2,235,780

		17,634,112

Consumer Finance (0.7%)
Ally Financial, Inc.	57,722	2,652,326
FirstCash Holdings, Inc.	8,152	1,763,441
SLM Corp.	39,649	1,028,495

		5,444,262

Financial Services (1.6%)
Corebridge Financial, Inc.	50,477	1,445,157
Equitable Holdings, Inc.‡	57,211	2,510,419
Essent Group Ltd.	19,390	1,246,389
Euronet Worldwide, Inc.*	7,411	542,411
MGIC Investment Corp.	44,501	1,254,928
Shift4 Payments, Inc., Class A (x)*	12,396	602,941
Toast, Inc., Class A*	98,012	2,726,694
Voya Financial, Inc.	18,922	1,713,009
WEX, Inc.*	7,246	1,022,338

		13,064,286

Insurance (3.1%)
American Financial Group, Inc.	14,441	2,020,873
Brighthouse Financial, Inc.*	11,618	735,419
CNO Financial Group, Inc.	19,153	976,420
Fidelity National Financial, Inc.	52,737	2,487,077
First American Financial Corp.	21,113	1,448,141
Hanover Insurance Group, Inc. (The)	7,355	1,574,853
Kinsale Capital Group, Inc.	4,658	1,536,255
Old Republic International Corp.	47,179	1,930,565
Primerica, Inc.	6,626	1,883,109
Reinsurance Group of America, Inc.	13,650	2,902,672
RenaissanceRe Holdings Ltd.	8,915	2,825,163
RLI Corp.	19,058	1,125,756
Ryan Specialty Holdings, Inc., Class A (x)	23,401	883,622
Selective Insurance Group, Inc.	12,656	1,227,759
Unum Group	30,665	2,741,451

		26,299,135

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
Annaly Capital Management, Inc. (REIT)	150,610	3,367,639

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Starwood Property Trust, Inc. (REIT) (x)	75,078	$1,229,778

		4,597,417

Total Financials		112,085,046

Health Care (7.9%)
Biotechnology (2.8%)
Arrowhead Pharmaceuticals, Inc.*	29,561	2,409,517
BioMarin Pharmaceutical, Inc.*	40,013	2,289,544
Cytokinetics, Inc.*	28,206	2,402,869
Exelixis, Inc.*	52,670	2,865,775
Halozyme Therapeutics, Inc.*	24,472	1,915,424
Neurocrine Biosciences, Inc.*	21,025	3,543,448
Roivant Sciences Ltd.*	94,461	3,342,975
United Therapeutics Corp.*	8,881	4,811,992

		23,581,544

Health Care Equipment & Supplies (1.1%)
Dentsply Sirona, Inc.	42,689	452,930
Envista Holdings Corp.*	34,134	899,431
Globus Medical, Inc., Class A*	23,463	1,853,812
Haemonetics Corp.*	9,797	734,775
Lantheus Holdings, Inc.*	13,639	1,513,111
LivaNova plc*	11,567	951,154
Penumbra, Inc.*	8,177	2,581,888

		8,987,101

Health Care Providers & Services (1.5%)
Chemed Corp.	2,793	1,300,812
Encompass Health Corp.	20,800	2,102,464
Ensign Group, Inc. (The)	12,081	1,936,584
HealthEquity, Inc.*	17,664	1,595,413
Hims & Hers Health, Inc. (x)*	44,481	1,542,156
Option Care Health, Inc.*	32,429	680,036
Tenet Healthcare Corp.*	17,986	3,364,821

		12,522,286

Health Care Technology (0.1%)
Doximity, Inc., Class A*	28,021	581,155

Life Sciences Tools & Services (1.7%)
Avantor, Inc.*	143,985	1,425,451
Bio-Rad Laboratories, Inc., Class A*	3,739	1,097,808
Bruker Corp.	23,329	1,403,939
Illumina, Inc.*	31,606	5,557,283
Medpace Holdings, Inc.*	4,732	2,506,020
Repligen Corp.*	10,937	1,492,244
Sotera Health Co.*	55,858	991,480

		14,474,225

Pharmaceuticals (0.7%)
Elanco Animal Health, Inc.*	105,065	2,585,650
Jazz Pharmaceuticals plc*	12,979	3,127,549

		5,713,199

Total Health Care		65,859,510

Industrials (23.8%)
Aerospace & Defense (4.2%)
AeroVironment, Inc. (x)*	6,707	1,107,124
ATI, Inc.*	28,492	5,615,773
BWX Technologies, Inc.	19,164	3,730,273
Carpenter Technology Corp.	10,382	6,404,033
Curtiss-Wright Corp.	7,768	5,886,280
Hexcel Corp.	15,798	1,580,748
Kratos Defense & Security Solutions, Inc.*	38,959	1,942,496
Moog, Inc., Class A	5,832	2,471,835
StandardAero, Inc.*	39,428	1,179,291
Woodward, Inc.	12,458	5,300,131

		35,217,984

Air Freight & Logistics (0.1%)
GXO Logistics, Inc.*	23,829	1,208,130

Building Products (1.8%)
AAON, Inc.	14,284	1,812,068
Advanced Drainage Systems, Inc.	15,032	2,359,423
Carlisle Cos., Inc.	8,421	3,054,718
Fortune Brands Innovations, Inc.	24,968	1,370,743
Owens Corning	16,744	2,661,626
Simpson Manufacturing Co., Inc.	8,665	1,814,018
Trex Co., Inc.*	21,682	1,084,967
UFP Industries, Inc.	11,794	1,070,188

		15,227,751

Commercial Services & Supplies (1.4%)
Brink’s Co. (The)	8,560	808,834
Clean Harbors, Inc.*	10,390	3,104,012
MSA Safety, Inc.	7,654	1,336,235
RB Global, Inc.	38,859	4,525,131
Tetra Tech, Inc.	54,386	1,571,212

		11,345,424

Construction & Engineering (2.9%)
AECOM	26,672	1,861,706
API Group Corp.*	80,942	3,427,894
Dycom Industries, Inc.*	6,322	3,196,340
Fluor Corp.*	29,394	1,539,952
IES Holdings, Inc.*	1,836	1,348,836
MasTec, Inc.*	12,876	5,357,188
Sterling Infrastructure, Inc.*	6,411	5,381,137
Valmont Industries, Inc.	4,074	2,353,142

		24,466,195

Electrical Equipment (2.4%)
Acuity, Inc.	6,281	2,365,802
EnerSys	7,752	1,812,573
Nextpower, Inc., Class A*	31,050	3,699,297
nVent Electric plc	33,807	5,734,005
Regal Rexnord Corp.	14,002	3,335,136
Sensata Technologies Holding plc	30,158	1,439,743
Vicor Corp.*	4,839	1,837,755

		20,224,311

Ground Transportation (1.7%)
Avis Budget Group, Inc.*	3,471	513,118
Knight-Swift Transportation Holdings, Inc., Class A	33,826	2,634,031
Landstar System, Inc.	6,974	1,442,293
Ryder System, Inc.	8,125	2,143,131
Saia, Inc.*	5,584	2,351,757
XPO, Inc.*	24,550	5,039,870

		14,124,200

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (5.2%)
AGCO Corp.	12,661	$1,515,522
Chart Industries, Inc.*	9,282	1,939,381
CNH Industrial NV	186,278	2,091,902
Crane Co.	10,374	2,314,128
Donaldson Co., Inc.	24,143	2,167,317
Esab Corp.	12,173	1,200,623
Flowserve Corp.	26,481	1,963,831
Graco, Inc.	33,854	2,559,701
ITT, Inc.	18,280	3,615,053
Lincoln Electric Holdings, Inc.	11,472	3,045,931
Middleby Corp. (The)*	8,758	1,506,464
Mueller Industries, Inc.	23,124	2,842,633
Oshkosh Corp.	13,009	1,996,622
RBC Bearings, Inc.*	6,637	4,274,626
SPX Technologies, Inc.*	10,543	2,584,827
Terex Corp.	23,898	1,729,976
Timken Co. (The)	13,124	1,907,180
Toro Co. (The)	20,129	1,960,967
Watts Water Technologies, Inc., Class A	5,614	2,197,600

		43,414,284

Marine Transportation (0.2%)
Kirby Corp.*	11,209	1,524,088

Passenger Airlines (0.4%)
Alaska Air Group, Inc.*	23,040	1,202,688
American Airlines Group, Inc.*	137,863	2,491,184

		3,693,872

Professional Services (1.9%)
Booz Allen Hamilton Holding Corp.	24,992	1,516,265
CACI International, Inc., Class A*	4,612	2,136,555
ExlService Holdings, Inc.*	31,915	825,322
Exponent, Inc.	9,804	576,083
FTI Consulting, Inc.*	6,243	930,269
Genpact Ltd.	32,686	898,865
KBR, Inc.	26,820	926,095
Maximus, Inc.	10,954	588,887
Parsons Corp.*	11,316	592,845
Paylocity Holding Corp.*	9,226	964,394
Science Applications International Corp.	9,019	995,788
TransUnion	40,016	2,886,754
UL Solutions, Inc., Class A	16,312	1,661,540

		15,499,662

Trading Companies & Distributors (1.6%)
Applied Industrial Technologies, Inc.	7,730	2,613,900
Core & Main, Inc., Class A*	39,129	1,887,974
GATX Corp.	7,438	1,317,939
MSC Industrial Direct Co., Inc., Class A	9,562	1,137,400
Watsco, Inc.	7,307	3,045,046
WESCO International, Inc.	10,154	3,507,496

		13,509,755

Total Industrials		199,455,656

Information Technology (14.0%)
Communications Equipment (0.3%)
Viavi Solutions, Inc.*	47,961	2,290,138

Electronic Equipment, Instruments & Components (3.7%)
Advanced Energy Industries, Inc.	7,985	2,977,367
Arrow Electronics, Inc.*	10,803	2,305,468
Avnet, Inc.	17,198	1,527,526
Belden, Inc.	8,231	986,979
Cognex Corp.	34,609	2,506,384
Crane NXT Co.	10,632	543,933
Fabrinet*	7,500	4,215,600
IPG Photonics Corp.*	5,302	622,031
Littelfuse, Inc.	5,265	2,397,313
Novanta, Inc.*	7,472	1,212,257
Sanmina Corp.*	11,008	2,785,905
TD SYNNEX Corp.	15,643	4,182,000
TTM Technologies, Inc.*	21,719	4,061,887
Vontier Corp.	29,831	865,099

		31,189,749

IT Services (1.7%)
DigitalOcean Holdings, Inc.*	16,950	2,661,658
Kyndryl Holdings, Inc.*	48,073	543,706
Okta, Inc.*	34,983	4,773,430
Twilio, Inc., Class A*	31,696	6,539,836

		14,518,630

Semiconductors & Semiconductor Equipment (5.2%)
Allegro MicroSystems, Inc.*	25,846	1,799,398
Amkor Technology, Inc.	24,029	2,072,021
Cirrus Logic, Inc.*	10,475	1,555,852
Entegris, Inc.	31,860	5,730,340
Lattice Semiconductor Corp.*	28,673	4,385,822
MACOM Technology Solutions Holdings, Inc.*	13,646	5,190,529
MKS, Inc.	14,196	6,314,381
Onto Innovation, Inc.*	10,405	3,937,772
Rambus, Inc.*	22,577	2,996,871
Semtech Corp.*	19,183	3,104,768
Silicon Laboratories, Inc.*	6,851	1,497,355
SiTime Corp.*	4,653	3,469,091
Synaptics, Inc.*	8,037	998,436
Universal Display Corp. (x)	8,941	774,201

		43,826,837

Software (2.5%)
Appfolio, Inc., Class A*	5,020	804,957
Bentley Systems, Inc., Class B	30,969	925,663
BILL Holdings, Inc.*	18,570	671,491
Commvault Systems, Inc.*	8,680	1,230,216
Docusign, Inc.*	40,392	1,794,213
Dolby Laboratories, Inc., Class A	12,405	652,255
Dropbox, Inc., Class A*	31,883	875,826
Dynatrace, Inc.*	61,554	2,702,836
Guidewire Software, Inc.*	17,670	2,174,294
InterDigital, Inc. (x)	5,346	1,513,613
Manhattan Associates, Inc.*	12,362	1,721,409
Nutanix, Inc., Class A*	55,350	2,820,636
Pegasystems, Inc.	18,571	556,573
Qualys, Inc.*	7,313	1,005,464
UiPath, Inc., Class A (x)*	89,760	975,691

		20,425,137

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Technology Hardware, Storage & Peripherals (0.6%)
Everpure, Inc., Class A*	65,932	$5,194,782

Total Information Technology		117,445,273

Materials (5.2%)
Chemicals (1.5%)
Ashland, Inc.	9,691	638,540
Avient Corp.	19,219	710,334
Axalta Coating Systems Ltd.*	44,878	1,535,725
Cabot Corp.	10,854	985,760
NewMarket Corp.	1,607	1,271,523
Olin Corp.	24,136	478,376
RPM International, Inc.	26,601	2,956,701
Scotts Miracle-Gro Co. (The)	9,257	630,494
Solstice Advanced Materials, Inc.	33,193	2,940,900
Westlake Corp.	6,762	493,626

		12,641,979

Construction Materials (0.3%)
Eagle Materials, Inc.	6,620	1,489,500
Knife River Corp.*	11,900	995,435

		2,484,935

Containers & Packaging (0.9%)
AptarGroup, Inc.	13,535	1,694,582
Crown Holdings, Inc.	22,978	2,569,400
Graphic Packaging Holding Co.	63,348	669,588
Greif, Inc., Class A	4,899	364,927
Silgan Holdings, Inc.	17,998	834,927
Sonoco Products Co.	19,611	1,105,080

		7,238,504

Metals & Mining (2.4%)
Alcoa Corp.	54,898	2,862,381
Cleveland-Cliffs, Inc.*	119,067	1,118,039
Coeur Mining, Inc. (x)	213,113	3,478,004
Commercial Metals Co.	22,981	1,442,058
Hecla Mining Co.	140,325	2,165,215
MP Materials Corp. (x)*	28,381	1,589,620
Reliance, Inc.	10,688	3,993,037
Royal Gold, Inc.	17,108	3,414,928

		20,063,282

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.	13,277	1,044,369

Total Materials		43,473,069

Real Estate (6.0%)
Diversified REITs (0.4%)
WP Carey, Inc. (REIT)	46,188	3,302,442

Health Care REITs (1.1%)
American Healthcare REIT, Inc. (REIT)	38,862	2,026,653
CareTrust REIT, Inc. (REIT)	47,297	1,908,434
Healthcare Realty Trust, Inc. (REIT), Class A	74,083	1,494,254
Omega Healthcare Investors, Inc. (REIT)	62,466	2,978,379
Sabra Health Care REIT, Inc. (REIT)	52,316	1,020,685

		9,428,405

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT) (x)	43,686	622,526

Industrial REITs (0.8%)
EastGroup Properties, Inc. (REIT)	11,227	2,273,804
First Industrial Realty Trust, Inc. (REIT)	27,835	1,706,564
Rexford Industrial Realty, Inc. (REIT)	47,011	1,574,868
STAG Industrial, Inc. (REIT)	39,661	1,509,498

		7,064,734

Office REITs (0.5%)
COPT Defense Properties (REIT)	22,837	831,038
Cousins Properties, Inc. (REIT)	34,762	1,042,165
Kilroy Realty Corp. (REIT)	22,382	838,654
Vornado Realty Trust (REIT)	33,564	1,319,065

		4,030,922

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.*	9,711	3,009,925

Residential REITs (0.7%)
American Homes 4 Rent (REIT), Class A	66,641	2,233,806
Equity LifeStyle Properties, Inc. (REIT)	40,237	2,593,275
Independence Realty Trust, Inc. (REIT)	48,734	813,370

		5,640,451

Retail REITs (0.8%)
Agree Realty Corp. (REIT)	24,946	1,889,410
Brixmor Property Group, Inc. (REIT)	64,329	2,028,293
Kite Realty Group Trust (REIT)	43,665	1,239,213
NNN REIT, Inc. (REIT)	39,364	1,831,607

		6,988,523

Specialized REITs (1.2%)
CubeSmart (REIT)	47,351	1,883,149
EPR Properties (REIT)	15,922	923,635
Gaming and Leisure Properties, Inc. (REIT)	59,061	2,629,986
Lamar Advertising Co. (REIT), Class A	18,253	2,847,103
National Storage Affiliates Trust (REIT)	14,944	664,560
Rayonier, Inc. (REIT)	59,005	1,255,627

		10,204,060

Total Real Estate		50,291,988

Utilities (2.8%)
Electric Utilities (0.7%)
IDACORP, Inc.	11,498	1,739,647
OGE Energy Corp.	44,014	2,141,721
Portland General Electric Co.	23,621	1,224,277
TXNM Energy, Inc.	20,274	1,151,158

		6,256,803

Gas Utilities (0.9%)
National Fuel Gas Co.	19,142	1,477,954
New Jersey Resources Corp.	21,566	1,208,559
ONE Gas, Inc.	12,874	992,199
Southwest Gas Holdings, Inc.	13,189	1,169,600
Spire, Inc.	12,600	983,934
UGI Corp.	44,597	1,540,380

		7,372,626

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.6%)
Ormat Technologies, Inc.	12,840	$1,398,276
Talen Energy Corp.*	9,511	3,654,697

		5,052,973

Multi-Utilities (0.3%)
Black Hills Corp.	15,919	1,184,374
Northwestern Energy Group, Inc.	12,965	928,553

		2,112,927

Water Utilities (0.3%)
Essential Utilities, Inc.	60,532	2,318,981

Total Utilities		23,114,310

Total Common Stocks (90.9%) (Cost $469,589,289)		760,926,698

SHORT-TERM INVESTMENTS:
Investment Companies (5.1%)
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	600,000	600,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	3,838,371	3,838,371
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	37,858,805	37,858,805
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	76,411	$76,411

Total Investment Companies		42,373,587

Total Short-Term Investments (5.1%) (Cost $42,381,839)		42,373,587

Total Investments in Securities (96.0%) (Cost $511,971,128)		803,300,285
Other Assets Less Liabilities (4.0%)		33,367,435

Net Assets (100%)		$836,667,720

‡	Affiliated company as defined under the Investment Company Act of 1940.
*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $15,126,271. This was collateralized by $11,120,537 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.250%, maturing 7/9/26 – 5/15/56 and by cash of $4,516,526 of which $4,514,782 was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Securities	Value December 31, 2025	Purchases at Cost	Sales at Cost	Value June 30, 2026	Dividend Income	Realized Gain (Loss)
Equitable Holdings, Inc.	$—	$2,418,379	$—	$2,510,419	$14,990	$—

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	204	9/2026	USD	79,254,000	1,436,155

					1,436,155

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$11,290,536	$—	$—	$11,290,536
Consumer Discretionary	80,909,072	—	—	80,909,072
Consumer Staples	23,938,806	—	—	23,938,806
Energy	33,063,432	—	—	33,063,432
Financials	112,085,046	—	—	112,085,046
Health Care	65,859,510	—	—	65,859,510
Industrials	199,455,656	—	—	199,455,656
Information Technology	117,445,273	—	—	117,445,273
Materials	43,473,069	—	—	43,473,069
Real Estate	50,291,988	—	—	50,291,988
Utilities	23,114,310	—	—	23,114,310
Futures	1,436,155	—	—	1,436,155
Short-Term Investments
Investment Companies	42,373,587	—	—	42,373,587

Total Assets	$804,736,440	$—	$—	$804,736,440

Total Liabilities	$—	$—	$—	$—

Total	$804,736,440	$—	$—	$804,736,440

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$1,436,155	*

Total		$1,436,155

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$9,400,962	$9,400,962

Total	$9,400,962	$9,400,962

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,488,627	$2,488,627

Total	$2,488,627	$2,488,627

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$74,597,000

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$54,337,248
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$102,592,790

During the period ended June 30, 2026, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 26%)*	Net Proceeds of Sales and Redemptions (affiliated 44%)*	Net Realized Gain (Loss)
$ 14,276,081	$45,247,281	$31,713,067

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$337,589,324
Aggregate gross unrealized depreciation	(43,858,806)

Net unrealized appreciation	$293,730,518

Federal income tax cost of investments in securities and derivative instruments, if applicable	$511,005,922

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) Affiliated Issuers (Cost $2,418,379)	$2,510,419
Unaffiliated Issuers (Cost $509,552,749)	800,789,866
Cash	36,556,121
Cash held as collateral at broker for futures	5,088,100
Dividends, interest and other receivables	832,782
Due from broker for futures variation margin	632,590
Receivable for Portfolio shares sold	48,066
Securities lending income receivable	2,753
Other assets	8,277

Total assets	846,468,974

LIABILITIES
Payable for return of collateral on securities loaned	4,514,782
Payable for securities purchased	4,076,370
Payable for Portfolio shares repurchased	678,872
Investment management fees payable	300,768
Administrative fees payable	84,489
Distribution fees payable – Class IB	64,253
Accrued expenses	81,720

Total liabilities	9,801,254

Commitments and contingent liabilities^
NET ASSETS	$836,667,720

Net assets were comprised of:
Paid in capital	$506,061,636
Total distributable earnings (loss)	330,606,084

Net assets	$836,667,720

Class IB
Net asset value, offering and redemption price per share, $317,052,210 / 12,385,127 shares outstanding (unlimited amount authorized: $0.01 par value)	$25.60

Class K
Net asset value, offering and redemption price per share, $519,615,510 / 19,925,424 shares outstanding (unlimited amount authorized: $0.01 par value)	$26.08

(x)	Includes value of securities on loan of $15,126,271.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends ($14,990 of dividend income received from affiliates) (net of $3,797 foreign withholding tax)	$5,594,066
Interest	711,843
Securities lending (net)	29,641

Total income	6,335,550

EXPENSES
Investment management fees	1,787,902
Administrative fees	494,627
Distribution fees – Class IB	377,032
Professional fees	42,110
Custodian fees	33,373
Printing and mailing expenses	25,175
Trustees’ fees	12,333
Miscellaneous	14,885

Gross expenses	2,787,437
Less: Waiver from investment manager	(24,247)

Net expenses	2,763,190

NET INVESTMENT INCOME (LOSS)	3,572,360

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	52,175,075
Futures contracts	9,400,962

Net realized gain (loss)	61,576,037

Change in unrealized appreciation (depreciation) on:
Investments in securities ($92,040 of change in unrealized appreciation (depreciation) from affiliates)	58,615,070
Futures contracts	2,488,627

Net change in unrealized appreciation (depreciation)	61,103,697

NET REALIZED AND UNREALIZED GAIN (LOSS)	122,679,734

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$126,252,094

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,572,360	$8,180,868
Net realized gain (loss)	61,576,037	37,366,590
Net change in unrealized appreciation (depreciation)	61,103,697	(21,025,145)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	126,252,094	24,522,313

Distributions to shareholders:
Class IB	—	(25,973,297)
Class K	—	(42,591,373)

Total distributions to shareholders	—	(68,564,670)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 199,035 and 598,330 shares, respectively ]	4,735,553	13,304,063
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,157,272 shares, respectively ]	—	25,973,297
Capital shares repurchased [ (1,228,149) and (2,295,250) shares, respectively ]	(29,103,698)	(51,946,189)

Total Class IB transactions	(24,368,145)	(12,668,829)

Class K
Capital shares sold [ 47,901 and 407,726 shares, respectively ]	1,146,591	8,669,499
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,865,675 shares, respectively ]	—	42,591,373
Capital shares repurchased [ (1,520,279) and (3,221,551) shares, respectively ]	(36,535,212)	(73,276,633)

Total Class K transactions	(35,388,621)	(22,015,761)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(59,756,766)	(34,684,590)

TOTAL INCREASE (DECREASE) IN NET ASSETS	66,495,328	(78,726,947)
NET ASSETS:
Beginning of period	770,172,392	848,899,339

End of period	$836,667,720	$770,172,392

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$21.89		$23.16	$22.62	$20.34	$24.94	$22.98

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.20	0.23	0.22	0.15	0.08
Net realized and unrealized gain (loss)	3.62		0.58	2.77	2.91	(4.03)	5.25

Total from investment operations	3.71		0.78	3.00	3.13	(3.88)	5.33

Less distributions:
Dividends from net investment income	—		(0.21)	(0.26)	(0.26)	(0.16)	(0.11)
Distributions from net realized gains	—		(1.84)	(2.20)	(0.59)	(0.56)	(3.26)

Total dividends and distributions	—		(2.05)	(2.46)	(0.85)	(0.72)	(3.37)

Net asset value, end of period	$25.60		$21.89	$23.16	$22.62	$20.34	$24.94

Total return (b)(y)	16.95%		3.31%	12.88%	15.44%	(15.50)%	23.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$317,052		$293,627	$323,181	$330,710	$319,557	$427,324
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%		0.85%	0.85%	0.85%	0.85%	0.84%
Before waivers (a)(f)	0.86%		0.86%	0.86%	0.86%	0.85%	0.84%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	0.74%		0.89%	0.97%	1.04%	0.7%	0.32%
Before waivers (a)(g)	0.74%		0.88%	0.96%	1.03%	0.7%	0.32%
Portfolio turnover rate^	7	%(z)	14%	15%	18%	19%	17%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022	2021
Net asset value, beginning of period	$22.27		$23.53	$22.94	$20.61	$25.27	$23.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.26	0.30	0.28	0.22	0.15
Net realized and unrealized gain (loss)	3.69		0.59	2.81	2.95	(4.10)	5.32

Total from investment operations	3.81		0.85	3.11	3.23	(3.88)	5.47

Less distributions:
Dividends from net investment income	—		(0.27)	(0.32)	(0.31)	(0.22)	(0.17)
Distributions from net realized gains	—		(1.84)	(2.20)	(0.59)	(0.56)	(3.26)

Total dividends and distributions	—		(2.11)	(2.52)	(0.90)	(0.78)	(3.43)

Net asset value, end of period	$26.08		$22.27	$23.53	$22.94	$20.61	$25.27

Total return (b)(y)	17.11%		3.55%	13.17%	15.74%	(15.32)%	24.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$519,616		$476,546	$525,718	$526,601	$521,449	$497,765
Ratio of expenses to average net assets:
After waivers (a)(f)	0.60%		0.60%	0.60%	0.60%	0.60%	0.59%
Before waivers (a)(f)	0.61%		0.61%	0.61%	0.61%	0.60%	0.59%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	0.99%		1.14%	1.22%	1.29%	0.98%	0.56%
Before waivers (a)(g)	0.99%		1.13%	1.21%	1.28%	0.98%	0.56%
Portfolio turnover rate^	7	%(z)	14%	15%	18%	19%	17%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.2%)
Diversified Telecommunication Services (0.5%)
Anterix, Inc.*	12,377	$1,274,088
ATN International, Inc.	9,542	252,768
Bandwidth, Inc., Class A*	32,375	2,049,338
Cogent Communications Holdings, Inc.	53,446	741,831
IDT Corp., Class B	17,731	1,031,235
Liberty Capital Corp.*	3,927	86,001
Liberty Capital Corp., Class C*	35,366	762,491
Liberty Latin America Ltd., Class A*	30,523	239,300
Liberty Latin America Ltd., Class C*	142,906	1,113,238
Lumen Technologies, Inc.*	1,055,628	8,107,223
Shenandoah Telecommunications Co.	54,042	814,953
Uniti Group, Inc.	185,028	2,122,271

		18,594,737

Entertainment (0.7%)
AMC Entertainment Holdings, Inc., Class A*	677,267	1,286,807
Atlanta Braves Holdings, Inc., Class A (x)*	6,358	358,019
Atlanta Braves Holdings, Inc., Class C*	55,012	2,855,123
Cinemark Holdings, Inc.	115,847	3,675,825
CuriosityStream, Inc.	36,863	98,056
IMAX Corp.*	50,072	1,995,870
Lionsgate Studios Corp.*	216,178	3,309,685
Madison Square Garden Entertainment Corp., Class A*	43,491	3,517,987
Marcus Corp. (The)	26,183	614,253
Playtika Holding Corp.	63,666	236,837
Reservoir Media, Inc. (x)*	22,437	221,902
Sphere Entertainment Co.*	30,261	5,236,061
Starz Entertainment Corp.*	13,291	383,578
Stubhub Holdings, Inc., Class A*	242,557	3,121,709

		26,911,712

Interactive Media & Services (0.4%)
Angi, Inc., Class A*	38,694	230,229
Arena Group Holdings, Inc. (The) (x)*	2,145	1,780
Bumble, Inc., Class A (x)*	110,772	354,470
Cargurus, Inc., Class A*	81,936	2,793,198
Cars.com, Inc. (x)*	51,690	565,489
EverQuote, Inc., Class A*	30,817	733,136
fuboTV, Inc., Class A (x)*	30,941	284,657
Grindr, Inc. (x)*	29,527	424,303
MediaAlpha, Inc., Class A*	31,835	400,166
Nextdoor Holdings, Inc.*	255,472	579,922
QuinStreet, Inc.*	60,186	881,725
RUM Group, Inc. (x)*	123,816	784,993
Shutterstock, Inc.	29,690	414,176
Taboola.com Ltd.*	139,107	695,535
Teads Holding Co.*	6,224	4,773
TripAdvisor, Inc.*	124,368	1,705,085
Trump Media & Technology Group Corp. (x)*	177,352	1,372,705
Webtoon Entertainment, Inc. (x)*	23,619	269,729
Yelp, Inc., Class A*	58,194	1,426,917
Ziff Davis, Inc.*	38,062	1,993,307
ZipRecruiter, Inc., Class A*	64,357	241,339
ZoomInfo Technologies, Inc., Class A*	270,778	793,380

		16,951,014

Media (0.5%)
Advantage Solutions, Inc. (x)*	4,725	204,309
AMC Global Media, Inc.*	32,072	320,079
Boston Omaha Corp., Class A*	21,223	289,482
Cable One, Inc. (x)*	5,098	270,755
Clear Channel Outdoor Holdings, Inc.*	426,712	1,032,643
DoubleVerify Holdings, Inc.*	152,901	1,657,447
Emerald Holding, Inc. (x)	19,145	96,491
Entravision Communications Corp., Class A	69,963	912,317
EW Scripps Co. (The), Class A*	69,908	193,645
Gray Media, Inc.	94,149	373,772
Ibotta, Inc., Class A (x)*	11,462	391,542
iHeartMedia, Inc., Class A*	140,240	601,630
John Wiley & Sons, Inc., Class A	43,109	2,091,218
Lee Enterprises, Inc.*	7,462	66,859
Magnite, Inc.*	157,119	2,982,119
MNTN, Inc., Class A*	50,611	465,621
National CineMedia, Inc.	76,367	290,195
Newsmax, Inc., Class B (x)*	50,097	414,803
Nexxen International Ltd.*	34,084	307,778
Optimum Communications, Inc., Class A*	306,987	445,131
PubMatic, Inc., Class A*	42,761	561,024
Scholastic Corp. (x)	17,302	795,892
Sinclair, Inc.	46,688	665,304
Stagwell, Inc., Class A*	110,968	824,492
TechTarget, Inc. (x)*	30,489	109,760
USA TODAY Co., Inc. (x)*	150,114	1,283,475

		17,647,783

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	90,510	280,581
KORE Group Holdings, Inc.*	7,340	67,748
Spok Holdings, Inc.	22,809	233,564
Telephone and Data Systems, Inc.	108,873	4,029,390

		4,611,283

Total Communication Services		84,716,529

Consumer Discretionary (8.6%)
Automobile Components (1.1%)
Adient plc*	89,249	1,640,397
Cooper-Standard Holdings, Inc.*	17,448	471,968
Dana, Inc.	121,641	3,309,852
Dauch Corp.*	265,199	1,437,379
Dorman Products, Inc.*	30,111	4,108,646
Fox Factory Holding Corp.*	48,396	820,070
Garrett Motion, Inc.	190,449	6,899,967
Gentherm, Inc.*	35,950	1,226,254
Goodyear Tire & Rubber Co. (The)*	313,146	2,066,764
Holley, Inc.*	80,687	205,752
LCI Industries	26,827	2,840,443
Motorcar Parts of America, Inc.*	15,048	230,535
Patrick Industries, Inc.	35,349	3,173,633
Phinia, Inc.	42,026	3,461,682
Solid Power, Inc. (x)*	229,215	593,667
Standard Motor Products, Inc.	26,702	1,040,577
Stoneridge, Inc.*	32,236	235,968
Strattec Security Corp.*	5,209	424,273
Versigent plc*	79,042	3,320,554
Visteon Corp.	29,982	2,974,514
XPEL, Inc. (m)*	28,485	1,412,856

		41,895,751

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Automobiles (0.1%)
Harley-Davidson, Inc.	51,986	$1,271,578
Lucid Group, Inc., Class A (x)*	143,235	958,242
Winnebago Industries, Inc.	30,544	954,194

		3,184,014

Broadline Retail (0.1%)
1stdibs.com, Inc.*	25,209	123,524
Groupon, Inc. (x)*	24,747	595,413
Kohl’s Corp.	120,001	2,126,418
Pattern Group, Inc., Class A*	35,474	893,590
Savers Value Village, Inc. (x)*	43,202	435,908

		4,174,853

Distributors (0.1%)
GigaCloud Technology, Inc., Class A*	27,894	881,450
Gold.com, Inc.	21,883	910,552
Weyco Group, Inc.	6,830	268,624

		2,060,626

Diversified Consumer Services (1.0%)
American Public Education, Inc.*	19,822	1,064,441
Carriage Services, Inc., Class A	15,805	605,964
Coursera, Inc.*	240,149	1,354,440
Covista, Inc.*	37,513	4,676,370
Driven Brands Holdings, Inc. (x)*	66,014	920,235
Frontdoor, Inc.*	77,840	6,039,606
Graham Holdings Co., Class B	3,498	3,992,687
KinderCare Learning Cos., Inc.*	36,501	155,129
Laureate Education, Inc.*	133,602	4,852,425
Lincoln Educational Services Corp.*	32,971	1,645,253
Matthews International Corp., Class A	33,410	899,397
McGraw Hill, Inc. (x)*	30,878	292,415
OneSpaWorld Holdings Ltd.	97,836	2,762,889
Perdoceo Education Corp.	62,974	2,015,168
Phoenix Education Partners, Inc. (x)	6,520	214,182
Strategic Education, Inc.	24,742	1,895,732
Stride, Inc.*	46,056	3,971,869
Universal Technical Institute, Inc.*	52,253	2,234,861

		39,593,063

Hotels, Restaurants & Leisure (1.8%)
Accel Entertainment, Inc., Class A*	56,958	718,240
Bally’s Corp. (x)*	11,098	152,154
Biglari Holdings, Inc., Class A*	44	92,606
Biglari Holdings, Inc., Class B (x)*	811	345,510
BJ’s Restaurants, Inc.*	21,056	1,278,836
Black Rock Coffee Bar, Inc., Class A*	14,268	118,282
Bloomin’ Brands, Inc.	94,278	861,701
Brightstar Lottery plc	108,355	1,161,566
Brinker International, Inc.*	47,174	7,925,232
Cheesecake Factory, Inc. (The) (x)	51,619	4,105,775
Cracker Barrel Old Country Store, Inc.(x)	24,832	1,323,546
Dave & Buster’s Entertainment, Inc.*	28,349	323,179
Dine Brands Global, Inc. (x)	13,455	483,034
El Pollo Loco Holdings, Inc.*	31,049	526,591
First Watch Restaurant Group, Inc.*	67,296	867,445
Genius Sports Ltd.*	259,383	1,571,861
Global Business Travel Group I*	138,050	1,296,289
Hilton Grand Vacations, Inc.*	62,768	3,287,160
Inspired Entertainment, Inc. (x)*	29,380	242,385
Jack in the Box, Inc. (x)*	19,430	307,188
Krispy Kreme, Inc. (x)*	73,184	258,340
Kura Sushi USA, Inc., Class A*	7,568	435,614
Life Time Group Holdings, Inc.*	159,496	6,513,817
Lindblad Expeditions Holdings, Inc.*	55,034	1,554,160
Marriott Vacations Worldwide Corp.	30,710	3,128,735
Monarch Casino & Resort, Inc.	13,226	1,740,674
Nathan’s Famous, Inc.	3,018	306,629
Navan, Inc., Class A (x)*	108,142	2,473,208
Papa John’s International, Inc.(x)	36,188	1,330,633
Penn Entertainment, Inc.*	139,927	2,988,841
Portillo’s, Inc., Class A (x)*	66,385	314,665
Pursuit Attractions and Hospitality, Inc.*	23,465	1,313,336
RCI Hospitality Holdings, Inc.	6,802	185,831
Red Rock Resorts, Inc., Class A	51,819	3,371,344
Rush Street Interactive, Inc.*	109,988	3,271,043
Sabre Corp.*	382,866	800,190
Serve Robotics, Inc. (x)*	80,227	527,894
Shake Shack, Inc., Class A*	43,018	2,409,868
Sharplink, Inc. (x)*	205,113	984,542
Six Flags Entertainment Corp. (x)*	105,465	2,246,404
Super Group SGHC Ltd. (x)	177,967	2,411,453
Sweetgreen, Inc., Class A*	115,983	1,021,810
Target Hospitality Corp.*	44,801	912,148
United Parks & Resorts, Inc. (x)*	21,981	1,049,373
Venu Holding Corp. (x)*	49,920	113,318
Wendy’s Co. (The) (x)	176,626	1,464,230
Xponential Fitness, Inc., Class A (x)*	38,903	269,209

		70,385,889

Household Durables (1.5%)
Beazer Homes USA, Inc. (x)*	27,857	781,389
Cavco Industries, Inc.*	8,507	5,226,531
Century Communities, Inc.	27,630	1,979,966
Champion Homes, Inc.*	60,397	5,322,184
Cricut, Inc., Class A (x)	53,239	233,719
Dream Finders Homes, Inc., Class A*	31,622	545,796
Ethan Allen Interiors, Inc.	26,825	599,270
Flexsteel Industries, Inc.	3,191	237,666
GoPro, Inc., Class A*	149,609	116,396
Green Brick Partners, Inc.*	33,042	2,644,682
Hamilton Beach Brands Holding Co., Class A	6,421	147,876
Helen of Troy Ltd.*	25,285	735,035
Hovnanian Enterprises, Inc., Class A*	5,318	757,336
Installed Building Products, Inc.(x)	25,922	5,957,912
KB Home	67,059	4,197,223
La-Z-Boy, Inc.	43,999	1,765,240
Legacy Housing Corp. (x)*	7,190	188,881
Leggett & Platt, Inc.	148,292	1,736,499
LGI Homes, Inc.*	22,501	1,432,864
Lifetime Brands, Inc.	12,016	102,496
Lovesac Co. (The) (x)*	17,185	286,818
M/I Homes, Inc.*	27,896	4,485,398
Meritage Homes Corp.	71,850	6,024,622
Newell Brands, Inc.	465,880	2,860,503
Sonos, Inc.*	132,443	1,791,954
Taylor Morrison Home Corp., Class A*	103,275	7,408,948
XMAX, Inc.(x)*	66,732	606,594

		58,173,798

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Leisure Products (0.5%)
Acushnet Holdings Corp.	30,100	$3,567,753
American Outdoor Brands, Inc.*	806	9,462
Callaway Golf Co.*	153,529	2,884,810
Escalade, Inc.	11,574	217,360
Funko, Inc., Class A (x)*	50,503	296,958
JAKKS Pacific, Inc.	10,655	248,048
Johnson Outdoors, Inc., Class A	7,443	342,676
Latham Group, Inc.*	53,484	346,041
Malibu Boats, Inc., Class A*	21,355	585,768
MasterCraft Boat Holdings, Inc.*	18,345	473,668
Peloton Interactive, Inc., Class A*	444,286	2,625,730
Polaris, Inc.	60,424	4,135,419
Smith & Wesson Brands, Inc.	48,844	734,614
Sturm Ruger & Co., Inc.	15,290	578,726
Tron, Inc. (x)*	60,338	97,144

		17,144,177

Specialty Retail (1.8%)
1-800-Flowers.com, Inc., Class A (x)*	29,659	103,213
Abercrombie & Fitch Co., Class A*	48,495	4,365,035
Academy Sports & Outdoors, Inc.	71,115	3,351,650
Advance Auto Parts, Inc. (x)	66,793	4,155,860
American Eagle Outfitters, Inc.	172,911	2,974,069
Arhaus, Inc., Class A	53,079	446,925
Arko Corp.	80,068	642,946
ARKO Petroleum Corp., Class A	12,221	230,366
Asbury Automotive Group, Inc.*	21,501	4,323,421
Barnes & Noble Education, Inc.(x)*	16,981	213,281
Bed Bath & Beyond, Inc.*	82,141	475,596
Bob’s Discount Furniture, Inc.*	19,736	312,224
Boot Barn Holdings, Inc.*	33,713	5,538,035
Buckle, Inc. (The)	35,324	1,490,673
Build-A-Bear Workshop, Inc. (x)	13,629	417,184
Caleres, Inc.	38,494	476,171
Camping World Holdings, Inc., Class A	67,487	514,926
Citi Trends, Inc.*	5,712	330,382
Designer Brands, Inc., Class A (x)	42,152	245,746
Envela Corp.*	7,854	226,824
EVgo, Inc., Class A (x)*	153,206	292,623
Genesco, Inc.*	11,102	374,915
Group 1 Automotive, Inc.	12,827	3,734,838
Haverty Furniture Cos., Inc. (x)	16,377	418,105
J Jill, Inc. (x)	8,620	136,799
Lands’ End, Inc. (x)*	9,972	104,507
MarineMax, Inc.*	21,837	799,671
Monro, Inc.	27,650	473,092
National Vision Holdings, Inc.*	86,289	1,640,354
OneWater Marine, Inc., Class A (x)*	14,361	161,848
Outdoor Holding Co.*	113,998	259,915
Petco Health & Wellness Co., Inc., Class A (x)*	89,559	243,601
RealReal, Inc. (The)*	122,784	1,447,623
Revolve Group, Inc., Class A*	45,796	1,048,270
RH*	17,053	2,809,141
RideNow Group, Inc., Class B*	14,984	99,793
Sally Beauty Holdings, Inc.*	106,241	1,502,248
Shoe Station Group, Inc.	21,751	322,567
Signet Jewelers Ltd.	43,209	3,724,616
Sonic Automotive, Inc., Class A	13,424	1,138,221
Stitch Fix, Inc., Class A*	129,147	530,794
ThredUp, Inc., Class A*	115,075	788,264
Torrid Holdings, Inc. (x)*	27,206	50,875
Upbound Group, Inc.	60,842	1,291,067
Urban Outfitters, Inc.*	62,983	4,462,975
Victoria’s Secret & Co.*	76,634	6,397,406
Warby Parker, Inc., Class A*	112,532	3,414,221
Winmark Corp.	3,185	1,347,510
Zumiez, Inc.*	13,406	238,627

		70,089,013

Textiles, Apparel & Luxury Goods (0.6%)
Capri Holdings Ltd.*	130,049	2,415,010
Carter’s, Inc.	39,363	1,620,181
Ermenegildo Zegna NV (x)	50,903	662,757
Figs, Inc., Class A*	103,447	1,058,263
Fossil Group, Inc.*	57,969	239,992
G-III Apparel Group Ltd.	39,769	1,340,613
Kontoor Brands, Inc. (x)	60,246	5,020,902
Movado Group, Inc.	16,591	652,192
Oxford Industries, Inc. (x)	15,472	539,509
Playboy, Inc.*	55,223	67,372
Rocky Brands, Inc.	7,297	300,928
Steven Madden Ltd.	79,709	3,355,749
Superior Group of Cos., Inc.	9,599	125,939
Under Armour, Inc., Class A*	230,921	1,475,585
Under Armour, Inc., Class C*	179,160	1,114,375
Wolverine World Wide, Inc.	90,174	1,490,576

		21,479,943

Total Consumer Discretionary		328,181,127

Consumer Staples (1.8%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	8,423	1,491,124
MGP Ingredients, Inc.	16,554	290,026
National Beverage Corp.*	26,233	818,469
Vita Coco Co., Inc. (The)*	53,365	3,529,561

		6,129,180

Consumer Staples Distribution & Retail (0.5%)
Andersons, Inc. (The)	36,636	2,505,902
Chefs’ Warehouse, Inc. (The)*	40,404	3,882,824
Grocery Outlet Holding Corp.*	102,780	1,025,744
HF Foods Group, Inc.*	960	1,354
Ingles Markets, Inc., Class A	16,253	1,439,691
Natural Grocers by Vitamin Cottage, Inc.	14,629	453,792
PriceSmart, Inc.	28,571	5,581,059
United Natural Foods, Inc.*	66,450	3,034,772
Village Super Market, Inc., Class A	10,208	430,573
Weis Markets, Inc.	13,835	1,083,419
Yesway, Inc., Class A (x)*	16,482	334,585

		19,773,715

Food Products (0.5%)
Alico, Inc.	6,695	276,972
B&G Foods, Inc. (x)	77,683	309,178
BRC, Inc., Class A*	103,012	114,343
Cal-Maine Foods, Inc.	47,592	3,834,012
Del Monte Corp. (x)	36,395	1,015,784
Dole plc	87,153	1,195,739
Flowers Foods, Inc.	208,213	1,644,883
Forafric Global plc (x)*	6,009	60,571
J & J Snack Foods Corp.	16,568	1,216,920

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
John B Sanfilippo & Son, Inc.	8,712	$749,145
Lifeway Foods, Inc. (x)*	6,350	189,484
Limoneira Co. (x)	13,940	183,032
Mama’s Creations, Inc.*	40,554	723,889
Marzetti Co. (The)	21,750	2,482,980
Mission Produce, Inc.*	60,080	708,343
Once Upon a Farm PBC*	13,574	277,996
Seneca Foods Corp., Class A*	4,885	849,697
Simply Good Foods Co. (The)*	91,400	1,213,792
Utz Brands, Inc.	80,389	618,995
Vital Farms, Inc. (x)*	36,656	426,309
Westrock Coffee Co.(x)*	40,441	327,977

		18,420,041

Household Products (0.3%)
Central Garden & Pet Co.*	8,898	394,537
Central Garden & Pet Co., Class A*	54,933	2,129,753
Energizer Holdings, Inc.	67,819	1,454,039
Oil-Dri Corp. of America	10,703	1,093,954
Spectrum Brands Holdings, Inc.	25,064	2,149,238
WD-40 Co.	14,782	3,601,486

		10,823,007

Personal Care Products (0.3%)
BellRing Brands, Inc.*	128,215	1,659,102
Coty, Inc., Class A*	389,406	841,117
Edgewell Personal Care Co.	51,222	1,375,823
FitLife Brands, Inc.(x)*	376	4,140
Herbalife Ltd.*	111,835	1,470,630
Honest Co., Inc. (The)*	108,473	397,011
Interparfums, Inc. (x)	20,296	2,270,311
Nature’s Sunshine Products, Inc.*	17,120	373,216
Niagen Bioscience, Inc.*	60,954	194,443
Nu Skin Enterprises, Inc., Class A	51,018	269,375
Oddity Tech Ltd., Class A (x)*	43,344	655,795
Olaplex Holdings, Inc. (x)*	164,307	336,829
USANA Health Sciences, Inc.*	13,005	277,657

		10,125,449

Tobacco (0.1%)
Ispire Technology, Inc.*	1,832	2,052
Turning Point Brands, Inc.	20,637	1,750,224
Universal Corp.	27,975	1,459,455

		3,211,731

Total Consumer Staples		68,483,123

Energy (5.3%)
Energy Equipment & Services (2.2%)
Archrock, Inc.	189,328	7,707,543
Atlas Energy Solutions, Inc. (x)	90,270	1,499,385
Borr Drilling Ltd. (x)*	262,615	1,084,600
Bristow Group, Inc., Class A	28,436	1,174,976
Cactus, Inc., Class A	76,540	3,921,144
Core Laboratories, Inc.	52,877	616,017
Energy Services of America Corp.	16,855	325,976
Expro Group Holdings NV*	90,617	1,338,413
Flowco Holdings, Inc., Class A	38,895	830,019
Forum Energy Technologies, Inc.*	12,023	603,915
Helix Energy Solutions Group, Inc.*	152,714	1,334,720
Helmerich & Payne, Inc.	107,284	3,512,478
HMH Holding, Inc., Class A*	10,741	201,286
Innovex International, Inc.*	49,317	1,223,062
Kodiak Gas Services, Inc.	109,593	8,233,722
Liberty Energy, Inc., Class A	175,582	4,598,493
Nabors Industries Ltd.*	15,675	1,316,857
National Energy Services Reunited Corp.*	68,057	2,036,946
Natural Gas Services Group, Inc.	12,294	530,363
Noble Corp. plc	139,847	5,216,293
Oceaneering International, Inc.*	109,575	4,439,979
Oil States International, Inc.*	61,974	496,412
Patterson-UTI Energy, Inc.	383,682	3,522,201
ProFrac Holding Corp., Class A*	31,309	181,905
ProPetro Holding Corp. (x)*	109,004	1,563,117
Ranger Energy Services, Inc., Class A	20,230	323,882
RPC, Inc.(x)	110,896	646,524
SEACOR Marine Holdings, Inc. (x)*	23,985	183,485
Seadrill Ltd.*	69,311	2,621,342
Select Water Solutions, Inc., Class A	123,947	2,476,461
Smart Sand, Inc.	32,368	162,164
Solaris Energy Infrastructure, Inc., Class A	57,922	4,660,404
TETRA Technologies, Inc.*	141,420	1,602,289
Tidewater, Inc.*	54,388	3,623,872
Transocean Ltd.*	1,072,574	5,244,887
Valaris Ltd.*	62,446	4,533,580

		83,588,712

Oil, Gas & Consumable Fuels (3.1%)
Aemetis, Inc.*	65,677	107,710
American Resources Corp. (x)*	95,729	205,817
Amplify Energy Corp.*	38,407	152,860
Ardmore Shipping Corp.	38,916	545,213
BKV Corp.*	35,138	961,376
California Resources Corp.	80,120	4,235,944
Calumet, Inc.*	75,115	2,705,642
Centrus Energy Corp., Class A (x)*	20,235	3,396,849
Clean Energy Fuels Corp.*	185,122	379,500
CNX Resources Corp.*	149,998	5,089,432
Comstock Resources, Inc. (x)*	77,582	1,157,523
Comstock, Inc.*	77,719	323,311
Core Natural Resources, Inc.	55,236	4,419,985
Crescent Energy Co., Class A	283,252	2,781,535
CVR Energy, Inc.	32,934	907,002
Delek US Holdings, Inc.	66,297	3,368,551
DHT Holdings, Inc.	159,619	2,638,502
Diversified Energy Co. (x)	76,549	1,060,969
Dorian LPG Ltd.	40,780	1,418,328
Encore Energy Corp. (x)*	196,635	257,592
Energy Fuels, Inc. (x)*	273,286	3,962,647
Epsilon Energy Ltd. (x)	18,249	98,727
Evolution Petroleum Corp. (x)	35,253	129,731
Excelerate Energy, Inc., Class A	26,435	1,004,266
FLEX LNG Ltd. (x)	33,946	952,525
FutureFuel Corp.	29,530	133,476
Gevo, Inc. (x)*	236,166	354,249
Golar LNG Ltd.	106,588	5,312,346
Granite Ridge Resources, Inc.	64,262	283,395
Green Plains, Inc.*	75,419	1,159,944
Gulfport Energy Corp.*	17,201	2,919,010
HighPeak Energy, Inc. (x)	20,789	145,315
Infinity Natural Resources, Inc., Class A(x)*	16,711	212,230
International Seaways, Inc.	45,757	3,504,529

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Kinetik Holdings, Inc., Class A	55,923	$2,703,318
Kolibri Global Energy, Inc.*	28,287	140,869
Kosmos Energy Ltd.*	645,192	1,361,355
Lightbridge Corp. (x)*	37,664	331,067
Magnolia Oil & Gas Corp., Class A	202,396	5,177,290
Murphy Oil Corp.	151,269	4,925,319
NACCO Industries, Inc., Class A	3,455	172,923
Navigator Holdings Ltd.	39,329	732,699
New Era Energy & Digital, Inc. (x)*	86,812	553,861
NextDecade Corp. (x)*	183,533	1,383,839
Nordic American Tankers Ltd.	222,541	1,232,877
Northern Oil & Gas, Inc. (x)	115,437	2,095,181
OPAL Fuels, Inc., Class A (x)*	20,449	44,988
Par Pacific Holdings, Inc.*	53,445	2,997,196
PBF Energy, Inc., Class A	107,471	4,892,080
Peabody Energy Corp.	134,791	3,116,368
PrimeEnergy Resources Corp. (x)*	560	93,458
REX American Resources Corp.*	31,475	1,421,096
Riley Exploration Permian, Inc.	17,166	565,791
Ring Energy, Inc.*	199,600	215,568
Sable Offshore Corp. (x)*	145,455	448,001
SandRidge Energy, Inc.	34,588	473,856
Scorpio Tankers, Inc.	50,567	3,502,270
SFL Corp. Ltd.	133,885	1,365,627
SM Energy Co.	264,937	6,914,856
Summit Midstream Corp.*	8,715	248,203
Talos Energy, Inc.*	139,569	1,801,836
Teekay Corp. Ltd.	60,256	602,560
Teekay Tankers Ltd., Class A	26,613	1,726,385
Uranium Energy Corp. (x)*	537,086	5,725,337
Ur-Energy, Inc. (x)*	410,120	557,763
VAALCO Energy, Inc.	112,732	572,678
Verde Clean Fuels, Inc.*	648	661
Vitesse Energy, Inc. (x)	35,440	558,889
W&T Offshore, Inc. (x)	113,598	357,834
World Kinect Corp.	55,667	1,833,671

		117,133,601

Total Energy		200,722,313

Financials (16.9%)
Banks (9.5%)
1st Source Corp.	20,924	1,706,980
ACNB Corp.	11,927	708,225
Amalgamated Financial Corp.	21,878	1,004,200
Amerant Bancorp, Inc., Class A	39,468	1,007,223
Ameris Bancorp	69,529	6,275,688
Ames National Corp.	11,410	337,850
Arrow Financial Corp.	19,217	787,705
Associated Banc-Corp.	173,750	5,346,287
Atlantic Union Bankshares Corp. (x)	157,137	6,648,466
Avidbank Holdings, Inc. (x)*	10,032	331,357
Avidia Bancorp, Inc.	18,957	397,907
Axos Financial, Inc.*	55,945	5,448,484
Banc of California, Inc.	149,432	3,052,896
BancFirst Corp.	24,562	2,729,575
Bancorp, Inc. (The)*	41,301	2,587,095
Bank First Corp.	11,361	1,685,404
Bank of Hawaii Corp.	38,479	3,135,654
Bank of Marin Bancorp	18,224	504,805
Bank of NT Butterfield & Son Ltd. (The)	45,510	2,707,845
Bank7 Corp.	5,378	263,253
BankUnited, Inc.	72,827	3,528,468
Bankwell Financial Group, Inc.	7,355	432,106
Banner Corp.	34,379	2,284,141
Bar Harbor Bankshares	20,037	756,597
BayCom Corp.	12,237	402,597
BCB Bancorp, Inc.	18,122	194,268
Beacon Financial Corp.	87,771	2,672,627
Blue Ridge Bankshares, Inc.	67,345	237,728
Bridgewater Bancshares, Inc.*	24,911	524,127
Burke & Herbert Financial Services Corp.	17,926	1,288,162
Business First Bancshares, Inc.	37,277	1,145,522
BV Financial, Inc.*	5,354	113,398
Byline Bancorp, Inc.	37,523	1,413,116
C&F Financial Corp. (x)	3,251	260,080
California Bancorp	29,395	612,592
Camden National Corp.	19,664	1,066,182
Capital Bancorp, Inc.	13,507	474,366
Capital City Bank Group, Inc.	15,995	790,473
Capitol Federal Financial, Inc.	133,353	1,134,834
Carter Bankshares, Inc.	25,497	867,153
Cathay General Bancorp	68,918	4,272,227
CB Financial Services, Inc.	4,569	173,165
Central Pacific Financial Corp.	25,881	988,654
CF Bankshares, Inc.	6,053	198,357
Chain Bridge Bancorp, Inc., Class A*	2,125	89,356
Chemung Financial Corp.	4,774	356,045
ChoiceOne Financial Services, Inc.	16,352	555,968
Citizens & Northern Corp.	20,491	477,645
Citizens Community Bancorp, Inc.	11,280	263,839
Citizens Financial Services, Inc.	5,461	395,595
City Holding Co.	15,355	2,036,687
Civista Bancshares, Inc.	24,329	686,564
CNB Financial Corp.	34,297	1,156,152
Coastal Financial Corp.*	14,528	1,126,065
CoastalSouth Bancshares, Inc.	10,331	277,387
Colony Bankcorp, Inc.	25,551	513,320
Columbia Financial, Inc. (x)*	31,334	664,907
Commercial Bancgroup, Inc.	10,268	331,554
Community Bancorp (x)	5,222	204,180
Community Financial System, Inc.	51,846	3,479,904
Community Trust Bancorp, Inc.	18,907	1,368,111
Community West Bancshares	29,743	798,897
ConnectOne Bancorp, Inc.	55,740	1,863,946
Customers Bancorp, Inc.*	33,910	2,682,281
CVB Financial Corp.	177,164	3,995,048
Dime Commercial Bancshares, Inc.	44,632	1,814,291
Eagle Bancorp Montana, Inc.	9,991	239,085
Eagle Bancorp, Inc.	31,801	902,830
Eagle Financial Services, Inc.	5,543	229,813
Eastern Bankshares, Inc.	224,342	4,989,366
ECB Bancorp, Inc.*	6,280	126,102
Enterprise Financial Services Corp.	41,879	2,758,989
Equity Bancshares, Inc., Class A	19,895	974,656
Esquire Financial Holdings, Inc. (x)	8,018	955,024
Farmers & Merchants Bancorp, Inc.	16,472	503,714
Farmers National Banc Corp.	70,347	1,027,066
FB Bancorp, Inc.*	20,106	302,796
FB Financial Corp.	50,219	2,779,622
Fidelity D&D Bancorp, Inc.	5,910	303,892
Financial Institutions, Inc.	23,711	924,018
Finwise Bancorp (x)*	8,791	127,469
First Bancorp (Nasdaq Stock Exchange)	44,454	2,841,944
First Bancorp (New York Stock Exchange)	165,497	4,314,507
First Bancorp, Inc. (The)	12,567	437,583

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
First Bank	24,816	$439,988
First Busey Corp.	94,288	2,781,496
First Business Financial Services, Inc.	9,301	587,544
First Capital, Inc.	3,233	208,981
First Commonwealth Financial Corp.	111,843	2,273,768
First Community Bankshares, Inc.	18,679	829,721
First Community Corp.	10,745	351,147
First Financial Bancorp	111,379	3,767,952
First Financial Bankshares, Inc.	148,369	5,133,567
First Financial Corp.	14,018	1,085,554
First Guaranty Bancshares, Inc. (x)	6,457	65,022
First Internet Bancorp	9,757	271,245
First Interstate BancSystem, Inc., Class A	99,698	3,844,355
First Merchants Corp.	73,396	3,206,671
First Mid Bancshares, Inc.	28,489	1,370,036
First National Corp.	10,100	303,202
First Northern Community Bancorp*	16,455	295,203
First United Corp.	7,729	340,926
First Western Financial, Inc.*	9,057	290,820
Firstsun Capital Bancorp*	27,550	1,068,389
Five Star Bancorp	18,390	895,409
Flagstar Bank NA	339,507	5,072,235
Franklin Financial Services Corp.	4,331	271,121
FS Bancorp, Inc.	7,723	335,178
Fulton Financial Corp.	191,453	4,631,248
FVCBankcorp, Inc.	19,679	344,382
GBank Financial Holdings, Inc. (x)*	10,282	311,647
German American Bancorp, Inc.	42,895	2,035,797
Glacier Bancorp, Inc.	146,329	7,547,650
Great Southern Bancorp, Inc. (x)	9,308	729,840
Greene County Bancorp, Inc.	7,958	267,309
Hancock Whitney Corp.	94,344	7,049,384
Hanmi Financial Corp.	29,973	971,125
Hanover Bancorp, Inc.	4,436	103,448
Hawthorn Bancshares, Inc.	5,971	234,660
HBT Financial, Inc.	19,810	633,722
Heritage Financial Corp.	32,640	966,797
Hilltop Holdings, Inc.	47,159	1,828,826
Hingham Institution For Savings (The) (x)	1,865	572,835
Home Bancorp, Inc.	8,427	577,418
Home BancShares, Inc.	216,356	6,176,964
HomeTrust Bancshares, Inc.	17,875	891,784
Hope Bancorp, Inc.	135,964	1,859,988
Horizon Bancorp, Inc.	62,133	1,241,417
Independent Bank Corp.	21,862	788,562
Independent Bank Corp./MA	48,763	4,082,438
International Bancshares Corp.	61,830	4,695,989
Investar Holding Corp.	15,274	457,609
Isabella Bank Corp.	7,318	289,061
John Marshall Bancorp, Inc. (x)	15,786	344,135
Kearny Financial Corp. (x)	71,984	680,969
Lakeland Financial Corp.	26,971	1,664,650
Landmark Bancorp, Inc.	6,662	204,590
LCNB Corp.	15,169	266,823
Live Oak Bancshares, Inc.	41,293	1,686,406
MainStreet Bancshares, Inc.	6,873	169,694
Mechanics Bancorp (x)	46,883	745,440
Mercantile Bank Corp.	20,071	1,152,477
Meridian Corp.	12,442	249,213
Metrocity Bankshares, Inc.	26,652	956,540
Metropolitan Bank Holding Corp.	12,447	1,229,266
Mid Penn Bancorp, Inc.	24,890	867,168
Midland States Bancorp, Inc.	19,627	611,185
MVB Financial Corp.	14,423	418,411
National Bank Holdings Corp., Class A	47,314	2,102,161
National Bankshares, Inc.	8,561	311,021
NB Bancorp, Inc.	45,537	962,197
NBT Bancorp, Inc.	56,301	2,779,580
Nicolet Bankshares, Inc. (x)	17,907	2,961,639
Northeast Bank	8,402	1,113,517
Northeast Community Bancorp, Inc.	15,093	418,680
Northfield Bancorp, Inc. (x)	44,171	650,639
Northpointe Bancshares, Inc.	23,505	450,826
Northrim Bancorp, Inc.	24,967	692,585
Northwest Bancshares, Inc.	140,479	2,129,662
Norwood Financial Corp.	11,939	383,839
Oak Valley Bancorp	8,634	291,354
OceanFirst Financial Corp.	95,475	1,864,627
OFG Bancorp	42,107	2,066,190
Ohio Valley Banc Corp.	3,787	164,469
Old National Bancorp	387,259	10,030,008
Old Second Bancorp, Inc.	57,297	1,336,166
OP Bancorp	16,978	254,500
Orange County Bancorp, Inc.	11,908	437,976
Origin Bancorp, Inc.	33,809	1,729,330
Orrstown Financial Services, Inc.	22,736	928,311
Park National Corp.	18,426	3,371,774
Parke Bancorp, Inc.	12,527	415,395
Pathward Financial, Inc.	23,001	2,002,467
Patriot National Bancorp, Inc.*	2,862	2,740
PCB Bancorp	12,943	367,193
Peapack-Gladstone Financial Corp.	18,087	856,058
Peoples Bancorp of North Carolina, Inc.	5,627	242,467
Peoples Bancorp, Inc.	42,999	1,651,592
Peoples Financial Services Corp. (x)	11,081	735,446
Pioneer Bancorp, Inc.(x)*	9,645	164,640
Plumas Bancorp	7,821	457,059
Ponce Financial Group, Inc.*	22,872	456,068
Preferred Bank	11,251	1,195,531
Primis Financial Corp.	28,571	467,707
Princeton Bancorp, Inc.	6,787	257,567
Provident Financial Services, Inc.	135,580	3,205,111
QCR Holdings, Inc.	18,718	1,822,197
RBB Bancorp	19,946	546,820
Red River Bancshares, Inc.	5,929	541,199
Renasant Corp.	92,335	3,927,931
Republic Bancorp, Inc., Class A	9,877	893,177
Rhinebeck Bancorp, Inc. (x)*	6,416	111,061
Richmond Mutual Bancorp, Inc.	8,174	129,803
S&T Bancorp, Inc.	37,114	1,821,555
Seacoast Banking Corp. of Florida	94,971	3,157,786
ServisFirst Bancshares, Inc.	56,982	4,943,188
Shore Bancshares, Inc.	37,410	858,559
Sierra Bancorp	14,053	572,800
Simmons First National Corp., Class A	141,121	3,196,391
SmartFinancial, Inc.	18,202	854,038
South Plains Financial, Inc.	17,651	760,493
Southern First Bancshares, Inc.*	10,490	640,939
Southern Missouri Bancorp, Inc.	11,295	860,792
Southside Bancshares, Inc.	31,698	1,115,453
SR Bancorp, Inc.	7,944	156,338
Sterling Bancorp, Inc. (r)*	29,695	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Stock Yards Bancorp, Inc.	30,043	$2,297,388
Texas Capital Bancshares, Inc.	49,073	5,067,278
Third Coast Bancshares, Inc.*	17,630	712,252
Timberland Bancorp, Inc.	8,692	389,489
Tompkins Financial Corp.	15,003	1,418,084
Towne Bank	100,800	3,652,992
TriCo Bancshares	35,206	1,895,843
Triumph Financial, Inc.*	25,125	1,917,289
TrustCo Bank Corp.	16,837	924,520
Trustmark Corp.	61,188	2,815,260
UMB Financial Corp.	81,150	11,584,974
United Bankshares, Inc.	145,987	6,690,584
United Community Banks, Inc.	119,917	4,207,888
Unity Bancorp, Inc.	8,560	502,386
Univest Financial Corp.	32,366	1,416,012
USCB Financial Holdings, Inc.	15,600	319,176
Valley National Bancorp	547,998	8,028,171
Virginia National Bankshares Corp.	5,493	243,779
WaFd, Inc.	74,261	2,849,395
Washington Trust Bancorp, Inc.	22,144	807,813
WesBanco, Inc.	96,265	3,757,223
West Bancorp, Inc.	18,452	489,532
Westamerica Bancorp	23,275	1,365,544
Western New England Bancorp, Inc.	23,590	337,337
WSFS Financial Corp.	52,305	4,013,363

		362,522,638

Capital Markets (1.7%)
Acadian Asset Management, Inc.	31,058	2,221,268
AlTi Global, Inc.*	46,942	169,461
Artisan Partners Asset Management, Inc., Class A	70,038	2,418,412
Bakkt, Inc., Class A (x)*	34,147	266,688
BGC Group, Inc., Class A	411,764	4,401,757
BRC Group Holdings, Inc.*	26,006	209,088
Chaince Digital Holdings, Inc. (x)*	70,254	307,010
Cohen & Steers, Inc.	31,628	2,408,156
DigitalBridge Group, Inc.	195,299	3,081,818
Donnelley Financial Solutions, Inc.*	26,953	1,130,678
GCM Grosvenor, Inc., Class A	68,249	839,463
Gemini Space Station, Inc., Class A*	46,289	197,191
Innventure, Inc. (x)*	62,880	318,802
Marex Group plc	67,776	4,130,947
MarketWise, Inc.	1,834	32,719
Miami International Holdings, Inc.*	83,350	3,097,286
Moelis & Co., Class A	72,781	4,761,333
Open Lending Corp.*	113,436	352,786
Patria Investments Ltd., Class A	73,593	808,051
Perella Weinberg Partners, Class A	76,888	1,227,132
Piper Sandler Cos.	77,228	5,586,674
PJT Partners, Inc., Class A	27,122	4,093,795
Ridgepost Capital, Inc., Class A (x)	68,726	540,874
Silvercrest Asset Management Group, Inc., Class A	8,271	83,620
StepStone Group, Inc., Class A	78,773	3,258,051
StoneX Group, Inc.*	79,191	9,384,133
Value Line, Inc.	1,070	43,314
Victory Capital Holdings, Inc., Class A	47,164	3,964,606
Virtus Investment Partners, Inc.	7,474	1,072,519
Wealthfront Corp.*	41,889	374,488
Webull Corp.*	366,747	2,391,190
Westwood Holdings Group, Inc.	7,053	135,135
WisdomTree, Inc.	148,071	2,508,323

		65,816,768

Consumer Finance (1.1%)
Atlanticus Holdings Corp.*	5,699	582,723
Bread Financial Holdings, Inc.	34,620	3,751,077
Consumer Portfolio Services, Inc.*	11,897	114,152
Dave, Inc.*	11,161	4,158,477
Encore Capital Group, Inc. (x)*	23,190	2,163,395
Enova International, Inc.*	26,518	6,383,678
FirstCash Holdings, Inc.	44,838	9,699,356
Green Dot Corp., Class A*	61,058	824,894
Happen, Inc.*	126,171	2,616,787
Jefferson Capital, Inc.	25,986	505,947
LendingTree, Inc.*	11,836	524,216
Medallion Financial Corp.	23,806	243,059
Navient Corp.	74,679	635,518
Nelnet, Inc., Class A	16,474	2,196,478
NerdWallet, Inc., Class A*	41,746	386,151
Oportun Financial Corp.*	50,642	289,166
OppFi, Inc. (x)*	28,464	282,648
PRA Group, Inc.*	43,295	822,172
PROG Holdings, Inc.	43,630	2,033,594
Regional Management Corp.	9,721	400,505
Upstart Holdings, Inc. (x)*	93,488	3,312,280
World Acceptance Corp.*	2,873	643,064

		42,569,337

Financial Services (1.9%)
Acacia Research Corp. (x)*	43,520	202,803
Alerus Financial Corp.	27,699	861,439
Better Home & Finance Holding Co. (x)*	8,908	244,970
Bladex, Inc.	33,022	2,029,862
Burford Capital Ltd. (x)	225,687	925,317
Cannae Holdings, Inc.	45,856	660,326
Cass Information Systems, Inc. (x)	13,759	706,112
Compass Diversified Holdings*	74,843	797,826
Dlocal Ltd., Class A	99,810	1,297,031
Enact Holdings, Inc.	33,061	1,511,218
Essent Group Ltd.	99,951	6,424,850
Evertec, Inc.	68,626	1,906,430
Federal Agricultural Mortgage Corp., Class C	10,430	2,078,386
Finance of America Cos., Inc., Class A*	5,221	143,682
Flywire Corp.*	131,791	2,315,568
HA Sustainable Infrastructure Capital, Inc. (x)	140,676	5,493,398
International Money Express, Inc.*	31,423	454,062
Jackson Financial, Inc., Class A	66,193	6,777,501
loanDepot, Inc., Class A (x)*	147,036	183,795
Marqeta, Inc., Class A*	389,540	1,581,533
Merchants Bancorp	28,036	1,401,800
NCR Atleos Corp.*	80,482	3,493,724
NewtekOne, Inc.	31,001	459,125
NMI Holdings, Inc., Class A*	85,790	3,525,111
Onity Group, Inc. (x)*	7,435	295,541
Pagseguro Digital Ltd., Class A	184,745	1,671,942
Paymentus Holdings, Inc., Class A*	65,060	1,571,850
Payoneer Global, Inc.*	285,244	2,030,937
Paysafe Ltd. (x)*	29,720	222,008
Paysign, Inc.*	49,223	403,136
PennyMac Financial Services, Inc.	32,713	2,849,302
Priority Technology Holdings, Inc. (x)*	40,019	266,927
Radian Group, Inc.	149,691	5,638,860
Remitly Global, Inc.*	167,534	3,754,437

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Repay Holdings Corp., Class A*	63,845	$268,149
Security National Financial Corp., Class A*	15,921	154,275
Sezzle, Inc. (x)*	17,852	3,063,939
StoneCo Ltd., Class A	253,982	2,753,165
Velocity Financial, Inc.*	12,588	232,375
Walker & Dunlop, Inc.	37,209	2,035,332
Waterstone Financial, Inc.	18,294	379,235

		73,067,279

Insurance (2.0%)
Abacus Global Management, Inc. (x)	36,582	391,793
Accelerant Holdings, Class A*	66,423	778,478
American Coastal Insurance Corp.	32,907	365,268
American Integrity Insurance Group, Inc.	15,745	296,478
AMERISAFE, Inc.	22,477	760,397
Ategrity Specialty Holdings LLC*	9,670	232,467
Baldwin Insurance Group, Inc. (The), Class A (x)*	106,760	2,837,681
Bowhead Specialty Holdings, Inc.*	20,831	623,472
Citizens, Inc., Class A (x)*	59,745	342,936
CNO Financial Group, Inc.	101,935	5,196,646
Crawford & Co., Class A	23,776	267,956
Donegal Group, Inc., Class A	23,085	435,383
Employers Holdings, Inc.	19,371	977,848
Exzeo Group, Inc.*	10,144	171,129
F&G Annuities & Life, Inc. (x)	35,341	939,717
Genworth Financial, Inc., Class A*	387,321	3,667,930
Goosehead Insurance, Inc., Class A*	25,595	1,241,357
Greenlight Capital Re Ltd., Class A*	32,069	518,876
Hamilton Insurance Group Ltd., Class B	53,307	1,809,240
HCI Group, Inc.	12,403	2,173,626
Heritage Insurance Holdings, Inc.*	27,405	714,722
Hippo Holdings, Inc.*	21,915	619,318
Horace Mann Educators Corp.	42,402	2,190,063
Investors Title Co. (x)	1,653	452,393
James River Group Holdings, Inc.	51,404	226,178
Kemper Corp.	57,161	1,541,061
Kestrel Group Ltd.*	472	4,248
Kingstone Cos., Inc.	13,381	254,640
Kingsway Corp.*	25,705	267,846
Lemonade, Inc.*	78,257	5,090,618
MBIA, Inc.*	51,456	335,493
Mercury General Corp.	30,212	3,221,203
Neptune Insurance Holdings, Inc., Class A*	40,631	1,279,876
NI Holdings, Inc.*	9,304	146,166
Octave Specialty Group, Inc.*	37,419	233,495
Oscar Health, Inc., Class A*	262,255	7,479,513
Palomar Holdings, Inc.*	29,014	3,667,079
Pelagos Insurance Capital Ltd.	54,896	1,336,718
Root, Inc., Class A*	14,214	794,847
Safety Insurance Group, Inc.	17,508	1,310,649
Selective Insurance Group, Inc.	67,179	6,517,035
SiriusPoint Ltd.*	81,181	1,948,344
Skyward Specialty Insurance Group, Inc.*	46,162	2,693,553
Slide Insurance Holdings, Inc.*	74,036	1,434,077
Stewart Information Services Corp.	34,056	2,248,377
Tiptree, Inc., Class A	28,439	509,627
Trupanion, Inc.*	40,432	1,001,501
United Fire Group, Inc.	24,233	1,270,778
Universal Insurance Holdings, Inc.	28,312	1,170,984

		73,989,080

Mortgage Real Estate Investment Trusts (REITs) (0.7%)
ACRES Commercial Realty Corp. (REIT)*	6,552	116,560
Adamas Trust, Inc. (REIT)	92,052	863,448
Angel Oak Mortgage REIT, Inc. (REIT) (x)	20,407	185,296
Apollo Commercial Real Estate Finance, Inc. (REIT) (x)	147,683	1,577,254
Arbor Realty Trust, Inc. (REIT) (x)	195,101	1,057,447
Ares Commercial Real Estate Corp. (REIT)	54,100	243,450
ARMOUR Residential REIT, Inc. (REIT) (x)	140,545	2,452,510
Blackstone Mortgage Trust, Inc. (REIT), Class A	177,301	3,005,252
BrightSpire Capital, Inc. (REIT), Class A	129,804	707,432
Chicago Atlantic Real Estate Finance, Inc. (REIT)	22,627	242,561
Chimera Investment Corp. (REIT)	92,805	1,238,019
Claros Mortgage Trust, Inc. (REIT)*	92,471	217,307
Dynex Capital, Inc. (REIT) (x)	243,256	3,189,086
Ellington Financial, Inc. (REIT)	134,786	1,834,437
Franklin BSP Realty Trust, Inc. (REIT)	82,243	669,458
Invesco Mortgage Capital, Inc. (REIT) (x)	104,006	821,647
KKR Real Estate Finance Trust, Inc. (REIT) (x)	52,022	355,831
Ladder Capital Corp. (REIT)	124,096	1,234,755
Lument Finance Trust, Inc. (REIT) (x)	542	499
MFA Financial, Inc. (REIT)(x)	111,995	1,085,232
Nexpoint Real Estate Finance, Inc. (REIT) (x)	9,302	144,181
Orchid Island Capital, Inc. (REIT) (x)	227,078	1,582,734
PennyMac Mortgage Investment Trust (REIT) (x)	103,857	1,171,507
Ready Capital Corp. (REIT) (x)	156,395	273,691
Redwood Trust, Inc. (REIT)	135,585	642,673
Seven Hills Realty Trust (REIT)	32,459	273,629
TPG Mortgage Investment Trust, Inc. (REIT)	24,481	193,890
TPG RE Finance Trust, Inc. (REIT)	72,530	607,076
Two Harbors Investment Corp. (REIT) (x)	115,971	1,439,200

		27,426,062

Total Financials		645,391,164

Health Care (18.4%)
Biotechnology (9.7%)
4D Molecular Therapeutics, Inc.*	50,825	675,973
Abeona Therapeutics, Inc. (x)*	50,057	309,352
Absci Corp.*	150,727	1,746,926
ACADIA Pharmaceuticals, Inc.*	139,557	3,530,792
Achieve Life Sciences, Inc. (x)*	84,148	549,486
Actuate Therapeutics, Inc. (x)*	355	543
Acumen Pharmaceuticals, Inc.*	49,588	132,400
ADC Therapeutics SA*	104,376	111,682
ADMA Biologics, Inc.*	250,078	2,093,153
Agenus, Inc.*	40,407	123,645
Agios Pharmaceuticals, Inc.*	64,214	2,382,982
Akebia Therapeutics, Inc. (x)*	249,817	284,791
Aktis Oncology, Inc. (x)*	23,178	747,027

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Alector, Inc.*	104,277	$209,597
Alkermes plc*	181,837	9,527,350
Allogene Therapeutics, Inc.*	288,539	600,161
Altimmune, Inc.*	216,279	657,488
ALX Oncology Holdings, Inc.*	115,694	239,487
AnaptysBio, Inc.*	21,453	1,448,078
Anavex Life Sciences Corp. (x)*	100,888	261,300
Anika Therapeutics, Inc.*	11,614	169,913
Annexon, Inc.*	169,207	966,172
Apogee Therapeutics, Inc.*	48,977	6,500,717
Arbutus Biopharma Corp.*	171,386	822,653
Arcturus Therapeutics Holdings, Inc. (x)*	29,355	197,266
Arcus Biosciences, Inc.*	97,419	3,003,428
Arcutis Biotherapeutics, Inc.*	124,255	3,257,966
Ardelyx, Inc.*	265,472	1,353,907
Armata Pharmaceuticals, Inc.*	11,164	72,343
ArriVent Biopharma, Inc. (x)*	41,115	1,428,335
ARS Pharmaceuticals, Inc. (x)*	66,999	536,662
Artiva Biotherapeutics, Inc.*	6,898	66,911
Assembly Biosciences, Inc.*	10,575	290,601
Atrium Therapeutics, Inc.*	17,781	239,154
Aura Biosciences, Inc.*	46,294	328,687
Aurinia Pharmaceuticals, Inc.*	129,456	2,196,868
Avalo Therapeutics, Inc.*	45,663	843,852
Beam Therapeutics, Inc.*	107,804	3,699,833
Benitec Biopharma, Inc. (x)*	21,271	284,606
Bicara Therapeutics, Inc.*	48,044	1,426,426
BioCryst Pharmaceuticals, Inc.*	252,032	2,520,320
Biohaven Ltd.*	144,858	2,155,487
Black Diamond Therapeutics, Inc.*	52,616	97,340
Bright Minds Biosciences, Inc.*	8,241	578,518
C4 Therapeutics, Inc.*	109,556	511,627
Cabaletta Bio, Inc.*	122,955	382,390
CAMP4 Therapeutics Corp.*	28,065	122,644
Candel Therapeutics, Inc. (x)*	68,956	710,247
Canton Strategic Holdings, Inc. (x)*	47,382	133,617
Capricor Therapeutics, Inc. (x)*	58,475	1,408,078
CareDx, Inc.*	55,874	1,592,409
Caribou Biosciences, Inc.*	99,861	175,755
Cartesian Therapeutics, Inc.(x)*	11,397	118,757
Catalyst Pharmaceuticals, Inc.*	127,807	4,016,974
Celcuity, Inc. (x)*	41,800	4,373,116
Celldex Therapeutics, Inc.*	85,020	3,163,594
Century Therapeutics, Inc.*	131,018	320,994
CG oncology, Inc.*	80,101	5,691,176
Climb Bio, Inc.*	38,286	499,249
Cogent Biosciences, Inc.*	181,009	7,005,048
Coherus Oncology, Inc. (x)*	142,268	199,175
Compass Therapeutics, Inc.*	143,605	314,495
Corbus Pharmaceuticals Holdings, Inc.*	17,778	166,758
Corvus Pharmaceuticals, Inc.*	73,869	1,103,603
Crescent Biopharma, Inc.*	22,687	408,366
CRISPR Therapeutics AG (x)*	101,267	5,523,102
Cullinan Therapeutics, Inc.*	65,812	1,198,437
Cytokinetics, Inc.*	143,510	12,225,617
CytomX Therapeutics, Inc.*	193,968	727,380
Damora Therapeutics, Inc. (x)*	57,671	1,500,023
Denali Therapeutics, Inc.*	159,770	4,109,284
Design Therapeutics, Inc.*	33,800	489,086
DiaMedica Therapeutics, Inc. (x)*	36,487	256,868
Dianthus Therapeutics, Inc.*	51,378	5,008,327
Disc Medicine, Inc.*	30,856	2,256,808
Dyne Therapeutics, Inc.*	148,204	3,291,611
Editas Medicine, Inc.*	101,390	328,504
Eikon Therapeutics, Inc.*	22,893	298,754
Eledon Pharmaceuticals, Inc.*	85,200	335,688
Elicio Therapeutics, Inc.*	16,449	64,316
Emergent BioSolutions, Inc. (x)*	57,009	477,735
Enanta Pharmaceuticals, Inc.*	28,985	422,601
Entrada Therapeutics, Inc.*	28,907	212,756
Erasca, Inc.*	215,371	3,945,597
Evommune, Inc. (x)*	13,871	184,346
Fennec Pharmaceuticals, Inc.*	33,572	360,899
First Tracks Biotherapeutics, Inc.*	25,418	511,410
Foghorn Therapeutics, Inc.*	36,498	178,110
Forte Biosciences, Inc.*	20,643	438,664
Galectin Therapeutics, Inc.*	47,686	221,263
Generate Biomedicines, Inc.*	26,125	440,729
Geron Corp.*	604,147	773,308
GRAIL, Inc.*	44,889	3,064,572
Greenwich Lifesciences, Inc.*	6,644	155,868
Gyre Therapeutics, Inc. (x)*	17,749	116,966
Heron Therapeutics, Inc.*	175,959	75,099
Hyperliquid Strategies, Inc.*	137,597	1,082,888
Ideaya Biosciences, Inc.*	91,174	3,398,055
Immix Biopharma, Inc .(x)*	44,723	461,094
Immuneering Corp., Class A (x)*	58,369	291,261
ImmunityBio, Inc. (x)*	419,647	3,674,010
Immunome, Inc. (x)*	114,622	2,428,840
Immunovant, Inc.*	92,713	3,572,232
Inhibikase Therapeutics, Inc. (x)*	142,061	288,384
Inhibrx Biosciences, Inc.*	10,375	983,031
Intellia Therapeutics, Inc. (x)*	146,928	2,486,022
Invivyd, Inc.*	229,314	200,054
Iovance Biotherapeutics, Inc. (x)*	431,982	1,797,045
Ironwood Pharmaceuticals, Inc., Class A*	179,849	757,164
Jade Biosciences, Inc. (x)*	35,575	790,477
Janux Therapeutics, Inc.*	47,637	731,704
Kailera Therapeutics, Inc.*	49,724	1,095,420
Karyopharm Therapeutics, Inc.*	21,052	205,678
Keros Therapeutics, Inc.*	18,782	200,967
Kiniksa Pharmaceuticals International plc, Class A*	45,821	2,930,253
Kodiak Sciences, Inc.*	42,949	1,673,293
Korro Bio, Inc.(x)*	11,429	150,634
Krystal Biotech, Inc.*	28,320	10,525,694
Kura Oncology, Inc.*	92,763	1,017,610
Kymera Therapeutics, Inc.*	67,956	7,792,515
Kyverna Therapeutics, Inc.*	45,656	406,795
Larimar Therapeutics, Inc.*	72,450	220,973
Lexeo Therapeutics, Inc.*	81,043	377,255
Lineage Cell Therapeutics, Inc.*	193,554	253,556
Lyell Immunopharma, Inc.*	10,172	142,917
MacroGenics, Inc.*	67,454	311,637
MannKind Corp.*	333,059	1,418,831
MapLight Therapeutics, Inc. (x)*	11,760	421,478
MeiraGTx Holdings plc*	64,720	874,367
MiMedx Group, Inc.*	131,240	505,274
Mineralys Therapeutics, Inc.*	62,462	1,685,225
Minerva Neurosciences, Inc.*	34,308	190,409
Mirum Pharmaceuticals, Inc. (x)*	51,544	6,034,256
Monopar Therapeutics, Inc. (x)*	4,914	454,987

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Monte Rosa Therapeutics, Inc.*	80,489	$1,947,834
Myriad Genetics, Inc.*	100,211	572,205
Neurogene, Inc. (x)*	11,896	374,129
Nkarta, Inc.*	55,830	157,999
Novavax, Inc. (x)*	166,120	1,564,850
Nurix Therapeutics, Inc.*	104,540	2,536,140
Nuvalent, Inc., Class A*	58,350	7,206,225
Nuvectis Pharma, Inc. (x)*	18,407	338,505
Ocugen, Inc.*	369,258	564,965
Olema Pharmaceuticals, Inc.*	85,530	1,069,980
OnKure Therapeutics, Inc., Class A*	23,512	107,215
Opus Genetics, Inc.*	58,411	240,069
Organogenesis Holdings, Inc., Class A*	67,974	165,177
ORIC Pharmaceuticals, Inc.*	81,412	881,692
Oruka Therapeutics, Inc. (x)*	54,702	5,205,989
Ovid therapeutics, Inc.*	165,365	444,832
Palisade Bio, Inc.*‡	159,559	333,478
Palvella Therapeutics, Inc. (x)*	11,937	1,824,212
Perspective Therapeutics, Inc.*	112,058	382,118
Praxis Precision Medicines, Inc.*	27,282	9,133,741
Precigen, Inc.*	209,920	1,196,544
Precision BioSciences, Inc.*	20,343	159,896
Prelude Therapeutics, Inc.*	29,511	157,294
Prime Medicine, Inc. (x)*	105,906	390,793
ProKidney Corp., Class A (x)*	79,504	162,188
Protagonist Therapeutics, Inc.*	66,789	8,186,996
Protalix BioTherapeutics, Inc.*	75,469	175,843
Protara Therapeutics, Inc.*	51,733	197,620
Prothena Corp. plc*	45,005	440,599
PTC Therapeutics, Inc.*	89,933	7,335,835
Puma Biotechnology, Inc.*	48,254	391,340
Recursion Pharmaceuticals, Inc., Class A(x)*	556,517	2,042,417
REGENXBIO, Inc.*	49,211	589,548
Relay Therapeutics, Inc.*	175,686	3,287,085
Replimune Group, Inc.*	86,210	954,345
Rezolute, Inc.*	85,528	444,746
Rhythm Pharmaceuticals, Inc.*	59,913	6,652,140
Rigel Pharmaceuticals, Inc.*	19,946	780,288
Rocket Pharmaceuticals, Inc.*	92,367	315,895
SAB Biotherapeutics, Inc.*	46,064	179,650
Sagimet Biosciences, Inc., Class A*	63,627	491,837
Sana Biotechnology, Inc. (x)*	200,451	699,574
Sarepta Therapeutics, Inc.*	112,808	2,027,160
Savara, Inc.*	166,539	1,025,880
Scholar Rock Holding Corp.*	121,310	6,672,050
SELLAS Life Sciences Group, Inc. (x)*	205,355	3,031,040
Shattuck Labs, Inc.*	66,548	461,843
Sionna Therapeutics, Inc. (x)*	20,147	886,267
Solid Biosciences, Inc.*	85,633	855,474
Spruce Biosciences, Inc. (x)*	2,860	154,440
Spyre Therapeutics, Inc.*	80,844	7,177,330
Stoke Therapeutics, Inc.*	59,884	1,959,404
Surrozen, Inc.*	7,257	188,319
Sutro Biopharma, Inc.*	15,654	519,713
Syndax Pharmaceuticals, Inc.*	96,620	2,112,113
Tango Therapeutics, Inc.*	151,941	4,749,676
Taysha Gene Therapies, Inc. (x)*	260,533	1,774,230
Tectonic Therapeutic, Inc. (x)*	10,609	364,684
Tenax Therapeutics, Inc.*	27,246	396,429
TG Therapeutics, Inc.*	157,807	8,669,917
Tonix Pharmaceuticals Holding Corp.(x)*	17,892	228,302
Travere Therapeutics, Inc.*	97,061	5,514,035
TriSalus Life Sciences, Inc. (x)*	49,491	225,184
Twist Bioscience Corp.*	67,428	6,936,993
Tyra Biosciences, Inc. (x)*	40,114	1,281,241
Ultragenyx Pharmaceutical, Inc.*	104,738	3,497,202
Unicycive Therapeutics, Inc.*	26,528	124,416
Upstream Bio, Inc. (x)*	36,047	249,445
UroGen Pharma Ltd.*	46,239	1,701,595
Vanda Pharmaceuticals, Inc.*	56,468	345,584
Vaxcyte, Inc.*	142,704	8,295,384
Vera Therapeutics, Inc., Class A*	69,456	2,980,357
Veracyte, Inc.*	87,937	5,164,540
Verastem, Inc.*	86,908	331,989
Vericel Corp.*	55,794	2,482,275
Vir Biotechnology, Inc.*	133,774	1,363,157
Viridian Therapeutics, Inc.*	98,095	1,802,005
Vor BioPharma, Inc. (x)*	42,222	777,307
Voyager Therapeutics, Inc.*	57,006	199,521
Whitehawk Therapeutics, Inc.*	34,206	156,663
X4 Pharmaceuticals, Inc.*	86,641	404,613
Xencor, Inc.*	75,861	1,221,362
Xenon Pharmaceuticals, Inc.*	106,502	6,428,461
XOMA Royalty Corp.*	10,455	444,338
Z Squared, Inc. (x)*	47,338	500,836
Zenas Biopharma, Inc. (x)*	31,035	787,668
Zentalis Pharmaceuticals, Inc.*	54,150	262,628
Zura Bio Ltd., Class A*	63,407	374,101
Zymeworks, Inc.*	52,634	1,375,853

		370,881,115

Health Care Equipment & Supplies (2.5%)
Accuray, Inc.*	13,646	3,518
Acme United Corp.	3,316	158,239
Alphatec Holdings, Inc.*	134,661	1,164,818
AngioDynamics, Inc.*	40,624	528,518
Anteris Technologies Global Corp.(x)*	89,149	878,118
Artivion, Inc.*	49,564	1,113,703
AtriCure, Inc.*	54,320	1,519,874
Avanos Medical, Inc.*	49,687	1,236,213
Axogen, Inc.*	57,288	2,646,133
Beta Bionics, Inc.*	44,369	695,262
Bioventus, Inc., Class A (x)*	53,680	506,739
Butterfly Network, Inc., Class A*	228,997	1,928,155
CapsoVision, Inc. (x)*	36,925	279,891
Carlsmed, Inc. (x)*	5,976	62,031
Ceribell, Inc.*	29,927	582,080
Cerus Corp.*	216,162	631,193
ClearPoint Neuro, Inc. (x)*	30,603	545,957
CONMED Corp.	33,600	1,099,728
CVRx, Inc. (x)*	16,021	82,348
Delcath Systems, Inc.*	28,655	360,766
Dentsply Sirona, Inc.	222,174	2,357,266
Electromed, Inc.*	7,543	319,069
Embecta Corp. (x)	57,195	186,456
Enovis Corp.*	63,159	1,307,391
Establishment Labs Holdings, Inc.*	29,334	2,517,150
Glaukos Corp.*	62,589	8,747,439
Haemonetics Corp.*	51,172	3,837,900
Hyperfine, Inc., Class A*	81,169	109,578
ICU Medical, Inc.*	26,833	3,933,718
Inogen, Inc.*	28,312	182,612

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Inspire Medical Systems, Inc.*	31,420	$1,401,646
Integer Holdings Corp.*	37,259	3,481,854
Integra LifeSciences Holdings Corp.*	74,297	1,334,374
iRadimed Corp.	9,012	861,187
IRhythm Holdings, Inc.*	35,958	4,277,204
Kestra Medical Technologies Ltd. (x)*	27,608	702,347
KORU Medical Systems, Inc.*	42,991	180,562
Lantheus Holdings, Inc.*	70,867	7,861,985
LeMaitre Vascular, Inc.	23,678	2,272,141
LENSAR, Inc. (x)*	413	2,358
LivaNova plc*	61,094	5,023,760
Lucid Diagnostics, Inc. (x)*	154,902	165,745
Merit Medical Systems, Inc.*	65,011	4,507,863
MiniMed Group, Inc.*	31,388	469,251
Neogen Corp.*	240,700	2,163,893
NeuroPace, Inc.*	28,700	456,043
Novocure Ltd.*	116,354	1,762,763
Omnicell, Inc.*	49,657	2,061,759
OraSure Technologies, Inc.*	75,678	337,524
Orchestra BioMed Holdings, Inc.*	41,425	178,749
Orthofix Medical, Inc.*	40,719	372,172
OrthoPediatrics Corp. (x)*	19,217	367,621
Procept Biorobotics Corp.*	61,130	1,380,315
Pro-Dex, Inc.*	2,354	137,827
Pulse Biosciences, Inc. (x)*	21,096	584,992
QuidelOrtho Corp.*	75,022	1,314,010
RxSight, Inc.*	48,477	233,659
Sanara Medtech, Inc.*	3,962	93,464
Senseonics Holdings, Inc.*	42,291	240,213
Shoulder Innovations, Inc. (x)*	9,752	197,771
SI-BONE, Inc.*	47,668	777,942
Sight Sciences, Inc.*	47,645	258,236
STAAR Surgical Co.*	36,937	1,059,722
Stereotaxis, Inc. (x)*	63,157	108,630
Strive, Inc., Class A (x)*	69,669	760,089
Tactile Systems Technology, Inc.*	24,870	740,629
Tandem Diabetes Care, Inc.*	75,896	1,145,271
TransMedics Group, Inc.*	37,214	2,471,754
UFP Technologies, Inc.*	8,258	2,189,443
Utah Medical Products, Inc.	3,437	237,084
Varex Imaging Corp.*	42,594	444,255

		94,139,970

Health Care Providers & Services (2.8%)
Acadia Healthcare Co., Inc.*	101,073	2,984,686
Accendra Health, Inc.*	70,651	241,626
AdaptHealth Corp., Class A*	111,810	1,165,060
Addus HomeCare Corp.*	20,336	2,043,158
agilon health, Inc.*	13,611	1,458,827
AirSculpt Technologies, Inc. (x)*	14,813	66,659
Alignment Healthcare, Inc.*	191,320	4,555,329
AMN Healthcare Services, Inc.*	42,807	1,385,663
Ardent Health, Inc. (x)*	23,974	235,904
Astrana Health, Inc.*	49,572	2,300,637
Aveanna Healthcare Holdings, Inc.*	85,140	729,650
BrightSpring Health Services, Inc. (x)*	177,462	12,376,200
Brookdale Senior Living, Inc.*	260,633	4,193,585
Castle Biosciences, Inc.*	32,568	776,747
Clover Health Investments Corp., Class A*	467,343	2,448,877
Community Health Systems, Inc. (x)*	134,539	449,360
Concentra Group Holdings Parent, Inc.	128,501	3,822,905
CorVel Corp.*	32,034	2,002,766
Cross Country Healthcare, Inc.*	32,726	432,310
Fulgent Genetics, Inc.*	21,307	437,220
GeneDx Holdings Corp., Class A*	21,794	1,496,158
Guardian Pharmacy Services, Inc., Class A*	19,687	824,295
HealthEquity, Inc.*	92,092	8,317,749
Hims & Hers Health, Inc. (x)*	234,449	8,128,347
Hinge Health, Inc., Class A*	45,360	3,764,880
InfuSystem Holdings, Inc.*	20,049	193,473
Innovage Holding Corp.*	24,933	295,456
LifeStance Health Group, Inc.*	208,663	2,234,781
Lumexa Imaging Holdings, Inc.(x)*	24,400	275,232
National HealthCare Corp.	14,222	3,005,962
NeoGenomics, Inc.*	143,144	2,088,471
NRC Health	11,577	249,716
Nutex Health, Inc.(x)*	5,454	932,034
Omada Health, Inc.*	38,863	853,043
Oncology Institute, Inc. (The)*	85,266	462,994
OPKO Health, Inc.*	455,015	682,522
Option Care Health, Inc.*	173,555	3,639,448
PACS Group, Inc.*	50,703	2,161,976
Pediatrix Medical Group, Inc.*	90,744	2,298,546
Pennant Group, Inc. (The)*	37,139	1,372,286
Privia Health Group, Inc.*	131,833	3,392,063
Progyny, Inc.*	76,267	2,198,778
RadNet, Inc.*	77,672	4,790,032
SBC Medical Group Holdings, Inc.(x)*	15,546	47,882
Select Medical Holdings Corp.	103,332	1,706,011
Sonida Senior Living, Inc.(x)*	31,047	1,266,718
Strata Critical Medical, Inc.*	69,831	368,009
Surgery Partners, Inc.(x)*	87,043	1,462,322
Talkspace, Inc.*	156,822	815,474
US Physical Therapy, Inc.	16,580	1,138,714
Viemed Healthcare, Inc.*	39,482	450,095

		105,020,636

Health Care Technology (0.3%)
Certara, Inc.*	125,921	824,782
Claritev Corp.(x)*	11,058	377,188
Evolent Health, Inc., Class A*	124,351	673,982
HealthStream, Inc.	25,639	698,663
HeartFlow, Inc.*	87,079	2,554,898
LifeMD, Inc.(x)*	43,866	181,167
Phreesia, Inc.*	53,931	554,950
Schrodinger, Inc.*	63,381	1,029,941
Simulations Plus, Inc.*	18,625	341,024
Teladoc Health, Inc.*	198,318	1,681,737
TruBridge, Inc.*	11,729	307,417
Waystar Holding Corp.*	121,892	2,502,443

		11,728,192

Life Sciences Tools & Services (0.5%)
10X Genomics, Inc., Class A*	127,998	4,907,443
Adaptive Biotechnologies Corp.*	167,392	3,590,558
Alamar Biosciences, Inc.*	14,050	380,614
Alpha Teknova, Inc.(x)*	12,121	68,847
Azenta, Inc.*	45,759	1,167,770
BioLife Solutions, Inc.*	46,728	1,319,599
Codexis, Inc.(x)*	92,542	209,145

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
CryoPort, Inc.*	53,887	$846,026
Cytek Biosciences, Inc.*	131,949	584,534
Fortrea Holdings, Inc.*	105,080	1,828,392
Ginkgo Bioworks Holdings, Inc., Class A(x)*	52,248	517,778
Lifecore Biomedical, Inc.(x)*	32,407	170,137
Maravai LifeSciences Holdings, Inc., Class A*	122,886	766,809
Mesa Laboratories, Inc.	5,991	596,404
Nautilus Biotechnology, Inc.*	51,940	97,128
OmniAb, Inc.*	107,275	263,896
Pacific Biosciences of California, Inc.(x)*	284,898	478,629
Personalis, Inc.*	73,998	991,573
Quanterix Corp.*	49,817	215,209

		19,000,491

Pharmaceuticals (2.6%)
Aclaris Therapeutics, Inc.*	129,015	682,489
Alto Neuroscience, Inc.*	28,239	745,227
Alumis, Inc.*	85,535	2,406,955
Amneal Pharmaceuticals, Inc.*	185,187	3,205,587
Amphastar Pharmaceuticals, Inc.*	36,055	727,590
Amylyx Pharmaceuticals, Inc.(x)*	100,077	1,797,383
AN2 Therapeutics, Inc.*	27,514	133,168
ANI Pharmaceuticals, Inc.*	22,262	1,842,848
Aquestive Therapeutics, Inc.(x)*	117,308	488,001
Arvinas, Inc.*	66,338	551,269
AtaiBeckley, Inc.*	347,465	1,831,141
Atea Pharmaceuticals, Inc.*	70,280	326,802
Avalyn Pharma, Inc.*	14,210	467,793
BioAge Labs, Inc.*	38,210	936,527
Collegium Pharmaceutical, Inc.*	35,614	1,289,227
Context Therapeutics, Inc.*	103,736	57,459
Contineum Therapeutics, Inc., Class A*	28,634	469,311
CorMedix, Inc.(x)*	80,596	632,679
Crinetics Pharmaceuticals, Inc.*	112,592	4,213,193
Definium Therapeutics, Inc.*	141,276	6,645,623
Edgewise Therapeutics, Inc.*	77,807	3,161,298
Enliven Therapeutics, Inc.*	46,593	2,364,595
Esperion Therapeutics, Inc.*	275,545	870,722
Eton Pharmaceuticals, Inc.*	28,932	1,047,338
Evolus, Inc.*	64,155	445,236
EyePoint, Inc.*	84,235	1,204,561
Fulcrum Therapeutics, Inc.*	61,286	224,307
Harmony Biosciences Holdings, Inc.*	49,064	1,786,420
Harrow, Inc.(x)*	35,066	1,489,253
Indivior Pharmaceuticals, Inc.*	130,083	5,337,306
Innoviva, Inc.*	81,680	1,854,953
LB Pharmaceuticals, Inc.(x)*	24,276	787,878
LENZ Therapeutics, Inc.(x)*	18,480	104,966
Lexicon Pharmaceuticals, Inc.*	267,373	641,695
Ligand Pharmaceuticals, Inc.*	21,768	6,880,647
Liquidia Corp.*	76,541	6,102,614
Maze Therapeutics, Inc.*	38,408	1,146,095
MBX Biosciences, Inc.*	33,771	1,864,159
MediWound Ltd.(x)*	9,255	136,049
Nektar Therapeutics*	37,452	2,614,524
Neumora Therapeutics, Inc.*	110,227	187,386
Nuvation Bio, Inc.*	273,724	1,554,752
Ocular Therapeutix, Inc.*	223,496	2,194,731
Omeros Corp.(x)*	78,316	744,785
Oramed Pharmaceuticals, Inc.	33,545	161,351
Pacira BioSciences, Inc.*	42,911	1,088,652
Perrigo Co. plc	153,005	1,589,722
Phathom Pharmaceuticals, Inc.*	54,961	596,327
Phibro Animal Health Corp., Class A	23,185	728,009
Prestige Consumer Healthcare, Inc.*	52,084	2,462,011
Rapport Therapeutics, Inc.*	33,334	1,389,028
Relmada Therapeutics, Inc.*	102,572	709,798
Septerna, Inc.*	24,070	806,104
SIGA Technologies, Inc.	49,028	178,462
SpyGlass Pharma, Inc.*	11,460	255,100
Supernus Pharmaceuticals, Inc.*	60,942	2,834,412
Tarsus Pharmaceuticals, Inc.*	45,485	2,862,826
Theravance Biopharma, Inc.*	43,986	747,762
Third Harmonic Bio, Inc.(r)*	30,213	—
Trevi Therapeutics, Inc.*	116,613	2,174,832
VeraDermics, Inc.*	22,482	2,763,937
WaVe Life Sciences Ltd.*	150,367	873,632
Xeris Biopharma Holdings, Inc.*	185,476	1,468,970
Zevra Therapeutics, Inc.*	63,324	908,066

		98,795,543

Total Health Care		699,565,947

Industrials (13.7%)
Aerospace & Defense (1.7%)
AAR Corp.*	43,361	6,197,588
AerSale Corp.*	36,648	231,615
Aevex Corp., Class A*	19,623	409,924
AIRO Group Holdings, Inc.(x)*	20,313	150,113
Archer Aviation, Inc., Class A(x)*	732,747	3,465,893
Astronics Corp.*	34,859	2,832,642
Astronics Corp., Class B*	6,195	470,820
Beta Technologies, Inc., Class A*	37,967	635,947
Cadre Holdings, Inc.	33,978	968,713
Ducommun, Inc.*	15,277	2,829,453
Eve Holding, Inc.(x)*	101,866	255,684
Firefly Aerospace, Inc.(x)*	86,672	2,548,157
Innovative Solutions and Support, Inc.*	15,789	284,202
Intuitive Machines, Inc.(x)*	139,211	2,977,723
Mercury Systems, Inc.*	61,181	7,484,272
Moog, Inc., Class A	31,081	13,173,371
National Presto Industries, Inc.	5,813	726,567
Park Aerospace Corp.	19,922	760,224
Red Cat Holdings, Inc.(x)*	121,112	1,289,843
Redwire Corp.*	212,946	2,604,330
Satellogic, Inc., Class A*	103,438	591,665
Sidus Space, Inc., Class A(x)*	91,694	257,660
Starfighters Space, Inc.(x)*	33,173	176,480
Swarmer, Inc.*	3,952	175,113
TAT Technologies Ltd.(x)*	12,786	616,669
V2X, Inc.*	31,873	2,376,451
Virgin Galactic Holdings, Inc.(x)*	105,246	304,161
Voyager Technologies, Inc., Class A*	56,520	1,822,770
VSE Corp.	30,703	7,015,635
York Space Systems, Inc.(x)*	20,917	514,977

		64,148,662

Air Freight & Logistics (0.1%)
Forward Air Corp.*	26,243	354,543
Hub Group, Inc., Class A	65,974	2,889,002
Radiant Logistics, Inc.*	33,285	314,876

		3,558,421

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Building Products (1.1%)
Apogee Enterprises, Inc.	23,149	$1,058,835
AZZ, Inc.	32,620	5,057,731
CSW Industrials, Inc.	17,590	4,895,297
Gibraltar Industries, Inc.*	32,746	1,476,845
Griffon Corp.	42,217	4,117,424
Insteel Industries, Inc.	21,041	635,438
Janus International Group, Inc.*	145,158	805,627
Masterbrand, Inc.(x)*	220,183	2,265,683
Quanex Building Products Corp.	50,339	937,312
Resideo Technologies, Inc.*	149,390	4,646,029
Tecnoglass, Inc.	27,996	1,310,493
UFP Industries, Inc.	62,541	5,674,970
Zurn Elkay Water Solutions Corp.	164,060	8,289,952

		41,171,636

Commercial Services & Supplies (1.4%)
ABM Industries, Inc.	64,761	2,865,027
ACCO Brands Corp.	110,491	459,643
ACV Auctions, Inc., Class A*	186,389	1,340,137
BrightView Holdings, Inc.*	76,997	1,091,047
Brink’s Co. (The)	45,465	4,295,988
Casella Waste Systems, Inc., Class A*	69,251	6,715,269
Cimpress plc(x)*	18,604	1,892,027
Civeo Corp.*	10,786	377,510
CompX International, Inc.	1,414	35,209
CoreCivic, Inc.*	106,899	3,247,592
Deluxe Corp.	49,140	1,173,463
Ennis, Inc.	28,445	604,456
Enviri Corp.*	28,420	623,819
GEO Group, Inc. (The)*	139,149	4,111,853
Healthcare Services Group, Inc.*	75,627	1,857,399
HNI Corp.	78,740	3,181,883
Interface, Inc., Class A	63,639	2,280,822
Liquidity Services, Inc.*	25,906	1,013,443
Millerknoll, Inc.	75,324	1,541,129
Mobile Infrastructure Corp., Class A*	733	1,011
NLI Holdings, Inc.	8,051	47,903
Onterris, Inc.*	37,616	760,219
OPENLANE, Inc.*	116,011	4,784,294
Perma-Fix Environmental Services, Inc.(x)*	21,427	306,192
Pitney Bowes, Inc.	146,369	2,564,385
Quad/Graphics, Inc.	34,682	292,369
UniFirst Corp.	16,077	4,251,723
Vestis Corp.*	101,605	1,475,305
Virco Mfg. Corp.	870	5,342

		53,196,459

Construction & Engineering (1.8%)
Ameresco, Inc., Class A*	35,751	986,728
Arcosa, Inc.	53,730	7,806,432
Argan, Inc.	14,907	11,903,985
Bowman Consulting Group Ltd., Class A*	16,090	469,828
Cardinal Infrastructure Group, Inc., Class A(x)*	18,598	1,751,932
Centuri Holdings, Inc.*	96,038	2,904,189
Concrete Pumping Holdings, Inc.*	20,287	244,458
Construction Partners, Inc., Class A*	52,442	6,228,536
Fluor Corp.*	156,203	8,183,475
Granite Construction, Inc.	48,460	7,660,557
INNOVATE Corp.*	5,627	105,056
Legence Corp., Class A*	63,753	5,433,668
Limbach Holdings, Inc.*	12,101	931,777
Matrix Service Co.*	30,941	423,892
MYR Group, Inc.*	17,008	8,510,803
NWPX Infrastructure, Inc.*	10,373	1,555,328
Orion Group Holdings, Inc.*	43,201	726,641
Southland Holdings, Inc.(x)*	186	123
Tutor Perini Corp.	49,889	4,139,290

		69,966,698

Electrical Equipment (1.2%)
Allient, Inc.	16,177	1,665,099
American Superconductor Corp.*	51,144	2,122,987
Amprius Technologies, Inc.*	149,618	2,073,706
Array Technologies, Inc.(x)*	145,034	1,074,702
Atkore, Inc.	37,318	2,837,661
Babcock & Wilcox Enterprises, Inc.*	145,623	2,053,284
ChargePoint Holdings, Inc.(x)*	25,641	151,538
Energous Corp.(x)*	4,878	117,316
Energy Vault Holdings, Inc.(x)*	151,006	711,238
EnerSys	40,478	9,464,566
Enovix Corp.(x)*	215,602	1,308,704
Eos Energy Enterprises, Inc.(x)*	374,463	2,201,842
Espey Mfg. & Electronics Corp.	2,181	146,890
Fluence Energy, Inc., Class A*	95,510	1,898,739
FuelCell Energy, Inc.*	59,093	2,127,939
GrafTech International Ltd.*	18,253	107,875
Hyliion Holdings Corp.*	139,480	726,691
LSI Industries, Inc.	36,088	959,219
NANO Nuclear Energy, Inc.(x)*	47,499	1,004,129
Net Power, Inc.(x)*	38,666	64,572
NuScale Power Corp., Class A*	353,704	3,547,651
Plug Power, Inc.(x)*	1,488,196	4,033,011
Power Solutions International, Inc.*	10,040	390,456
Preformed Line Products Co.	2,784	1,142,999
SES AI Corp., Class A(x)*	272,688	261,835
Shoals Technologies Group, Inc., Class A*	185,325	1,834,718
Sunrun, Inc.*	254,057	3,399,283
Tigo Energy, Inc.*	41,637	97,014

		47,525,664

Ground Transportation (0.4%)
ArcBest Corp.	24,396	3,501,802
Covenant Logistics Group, Inc., Class A	16,898	746,554
FTAI Infrastructure, Inc.(x)	111,925	519,332
Heartland Express, Inc.	42,335	644,339
Hertz Global Holdings, Inc.(x)*	139,757	316,550
Marten Transport Ltd.	65,555	1,137,379
PAMT Corp.*	6,775	94,918
Proficient Auto Logistics, Inc.*	27,798	189,304
RXO, Inc.*	182,215	5,027,312
Universal Logistics Holdings, Inc.(x)	7,967	117,911
Werner Enterprises, Inc.	66,191	2,886,589

		15,181,990

Industrial Conglomerates (0.1%)
Brookfield Business Corp., Class A	75,085	2,241,287

Machinery (3.1%)
3D Systems Corp.*	148,766	449,273
Aebi Schmidt Holding AG	40,821	512,304
AirJoule Technologies Corp.(x)*	36,975	204,841
Alamo Group, Inc.	11,536	1,897,557

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Albany International Corp., Class A	31,528	$2,348,836
Alliance Laundry Holdings, Inc.*	47,602	1,262,405
Astec Industries, Inc.	25,218	1,543,089
Atmus Filtration Technologies, Inc.	91,822	4,682,004
Blue Bird Corp.(x)*	34,631	2,734,464
CECO Environmental Corp.*	57,257	5,195,500
Columbus McKinnon Corp.	29,331	443,778
Commercial Vehicle Group, Inc.*	37,313	172,386
Douglas Dynamics, Inc.	25,278	1,363,748
Elmet Group Co. (The)*	10,156	200,479
Energy Recovery, Inc.*	53,708	484,446
Enerpac Tool Group Corp., Class A	56,103	2,011,854
Enpro, Inc.	23,378	8,811,870
ESCO Technologies, Inc.	28,720	10,053,149
Federal Signal Corp.	66,147	8,499,228
Franklin Electric Co., Inc.	41,670	4,466,607
FreightCar America, Inc.*	15,055	146,636
Gencor Industries, Inc.*	12,254	182,830
Gorman-Rupp Co. (The)	23,125	2,121,488
Graham Corp.*	11,567	1,431,879
Greenbrier Cos., Inc. (The)	33,969	1,664,821
Helios Technologies, Inc.	36,299	3,239,686
Hillman Solutions Corp.*	215,970	1,822,787
Hyster-Yale, Inc.	12,365	433,517
JBT Marel Corp.	57,582	8,349,390
Kadant, Inc.	13,061	4,104,158
Kennametal, Inc.	84,661	2,967,368
L B Foster Co., Class A*	10,012	452,242
Lindsay Corp.	11,242	1,391,760
Luxfer Holdings plc	28,819	519,895
Manitowoc Co., Inc. (The)*	40,151	557,697
Mayville Engineering Co., Inc.*	16,830	630,452
Microvast Holdings, Inc.(x)*	208,712	244,193
Miller Industries, Inc.	13,861	708,990
Mueller Water Products, Inc., Class A	170,869	4,413,546
Omega Flex, Inc.	3,834	120,349
Palladyne AI Corp.(x)*	40,020	243,322
Park-Ohio Holdings Corp.(x)	10,361	398,380
Perma-Pipe International Holdings, Inc.*	7,828	213,156
Proto Labs, Inc.*	26,274	2,141,594
Richtech Robotics, Inc., Class B(x)*	203,998	430,436
Standex International Corp.	13,209	4,724,463
Taylor Devices, Inc.*	3,313	194,407
Tennant Co.	19,478	1,705,104
Terex Corp.	125,106	9,056,423
Titan International, Inc.*	61,852	476,879
Trinity Industries, Inc.	87,882	3,038,960
Twin Disc, Inc.	11,857	275,082
Velo3D, Inc.(x)*	17,913	314,373
Wabash National Corp.	40,997	553,459
Worthington Enterprises, Inc.	34,162	1,836,549

		118,444,089

Marine Transportation (0.2%)
Costamare Bulkers Holdings Ltd.*	10,130	177,883
Costamare, Inc.	49,494	693,906
Genco Shipping & Trading Ltd.	35,582	881,722
Himalaya Shipping Ltd.	33,676	449,911
Matson, Inc.	33,123	6,367,234
Pangaea Logistics Solutions Ltd.	38,792	252,148
Safe Bulkers, Inc.	59,568	375,874

		9,198,678

Passenger Airlines (0.5%)
Allegiant Travel Co.*	26,617	3,130,159
Frontier Group Holdings, Inc.*	68,414	541,155
JetBlue Airways Corp.*	371,854	2,130,724
Joby Aviation, Inc.(x)*	735,737	6,562,774
Republic Airways Holdings, Inc.(x)*	14,908	313,217
SkyWest, Inc.*	43,880	4,358,600
Wheels Up Experience, Inc., Class A(x)*	9,672	86,758

		17,123,387

Professional Services (1.0%)
Asure Software, Inc.*	28,451	225,901
Barrett Business Services, Inc.	25,806	916,629
BlackSky Technology, Inc., Class A*	36,571	1,021,062
CBIZ, Inc.*	53,392	1,712,815
Clarivate plc*	380,081	820,975
Concentrix Corp.	46,431	1,040,287
Conduent, Inc.*	161,889	236,358
CRA International, Inc.	6,817	970,059
Exponent, Inc.	53,276	3,130,498
Falcon’s Beyond Global, Inc., Class A(x)*	26,277	470,884
First Advantage Corp.(x)*	87,101	1,572,173
Franklin Covey Co.(x)*	9,438	231,514
HireQuest, Inc.	5,706	71,667
Huron Consulting Group, Inc.*	17,924	1,616,028
IBEX Holdings Ltd.*	9,610	291,856
ICF International, Inc.	19,862	1,447,145
Innodata, Inc.*	34,657	2,619,376
Insperity, Inc.(x)	40,219	1,661,447
Kelly Services, Inc., Class A	32,655	401,003
Kforce, Inc.	18,527	869,287
Korn Ferry	57,945	3,857,978
Legalzoom.com, Inc.*	137,816	844,812
ManpowerGroup, Inc.	50,959	1,720,885
Maximus, Inc.	59,953	3,223,073
Mistras Group, Inc.*	18,428	321,937
Public Policy Holding Co., Inc.(x)	4,621	34,242
RCM Technologies, Inc.*	5,031	142,025
Resolute Holdings Management, Inc.(x)*	4,139	598,210
Skillsoft Corp.*	136	705
Spire Global, Inc.(x)*	33,181	617,167
TIC Solutions, Inc.(x)*	199,050	1,610,315
TriNet Group, Inc.	30,662	1,517,462
TrueBlue, Inc.*	34,952	243,615
Upwork, Inc.*	131,314	1,097,785
Verra Mobility Corp., Class A*	157,970	671,373
Willdan Group, Inc.*	15,917	1,259,035

		39,087,583

Trading Companies & Distributors (1.1%)
Alta Equipment Group, Inc.*	16,759	108,431
BlueLinx Holdings, Inc.*	8,390	519,173
Boise Cascade Co.	39,760	3,086,569
Custom Truck One Source, Inc.*	66,712	787,869
Distribution Solutions Group, Inc.*	9,764	267,045
DNOW, Inc.*	203,939	2,645,089
DXP Enterprises, Inc.*	14,161	2,389,527
EVI Industries, Inc.	6,220	91,932
GATX Corp.	38,865	6,886,489
Global Industrial Co.	16,388	548,343
Herc Holdings, Inc.	36,400	5,217,576
Hudson Technologies, Inc.*	39,907	229,066

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Karat Packaging, Inc.	10,074	$337,076
McGrath RentCorp	26,997	3,267,447
NPK International, Inc.*	89,206	1,419,267
Rush Enterprises, Inc., Class A	67,244	4,907,803
Rush Enterprises, Inc., Class B	9,854	753,831
Titan Machinery, Inc.*	24,351	514,293
Transcat, Inc.*	10,117	938,554
Willis Lease Finance Corp.	4,114	941,283
Xometry, Inc., Class A*	50,382	4,862,871

		40,719,534

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.(x)*	23,908	235,255

Total Industrials		521,799,343

Information Technology (13.2%)
Communications Equipment (1.0%)
ADTRAN Holdings, Inc.*	83,767	1,164,361
Aviat Networks, Inc.*	13,198	292,996
BK Technologies Corp.*	3,039	261,293
Calix, Inc.*	64,243	2,397,549
Clearfield, Inc.*	12,439	494,948
Digi International, Inc.(x)*	40,772	3,055,861
Extreme Networks, Inc.*	140,991	4,563,879
Harmonic, Inc.*	120,621	1,969,741
Inseego Corp.(x)*	13,543	139,899
KVH Industries, Inc.*	12,844	127,284
Lantronix, Inc.*	38,628	227,133
NETGEAR, Inc.*	27,641	645,417
NetScout Systems, Inc.*	78,814	3,432,350
Ondas, Inc.(x)*	529,891	4,366,302
Ribbon Communications, Inc.*	113,729	266,126
Viasat, Inc.*	137,879	12,382,913
Vistance Networks, Inc.	242,021	3,093,028

		38,881,080

Electronic Equipment, Instruments & Components (2.6%)
908 Devices, Inc.(x)*	30,619	266,385
Aeva Technologies, Inc.*	30,710	881,991
Arlo Technologies, Inc.*	117,555	1,584,641
Badger Meter, Inc.	32,317	4,795,196
Bel Fuse, Inc., Class A	1,692	492,761
Bel Fuse, Inc., Class B	13,439	4,475,725
Belden, Inc.	42,791	5,131,069
Benchmark Electronics, Inc.	39,376	3,885,230
Climb Global Solutions, Inc.	18,382	426,646
Crane NXT Co.	54,539	2,790,215
CTS Corp.	31,062	2,024,932
Daktronics, Inc.*	43,476	850,391
ePlus, Inc.	29,317	2,440,054
Evolv Technologies Holdings, Inc.*	178,868	1,037,434
Forward Industries, Inc.(x)*	65,919	278,178
Frequency Electronics, Inc.*	7,345	487,341
Insight Enterprises, Inc.*	31,442	3,829,636
Itron, Inc.*	48,586	4,204,147
Kimball Electronics, Inc.*	27,162	695,347
Knowles Corp.*	93,800	3,890,824
LightPath Technologies, Inc., Class A*	60,182	983,976
Lightwave Logic, Inc.(x)*	174,871	1,654,280
Methode Electronics, Inc.	38,455	729,491
Mirion Technologies, Inc., Class A*	263,165	4,718,548
M-Tron Industries, Inc.*	4,462	442,407
Napco Security Technologies, Inc.	37,708	1,432,150
nLight, Inc.*	60,682	4,224,681
Novanta, Inc.*	39,378	6,388,687
OSI Systems, Inc.*	17,400	3,805,380
Ouster, Inc.*	68,131	4,259,550
PC Connection, Inc.	12,832	936,608
Plexus Corp.*	29,434	8,849,921
Powerfleet, Inc.(x)*	142,019	543,933
RF Industries Ltd.*	9,032	191,569
Richardson Electronics Ltd.	13,267	252,206
Rogers Corp.*	19,796	3,241,199
ScanSource, Inc.*	24,593	1,281,049
SmartRent, Inc., Class A*	163,625	194,714
Syntec Optics Holdings, Inc.(x)*	7,785	96,923
Unusual Machines, Inc.(x)*	49,695	1,108,199
Vishay Intertechnology, Inc.	133,971	7,204,960
Vishay Precision Group, Inc.*	13,276	1,990,205
Vuzix Corp.(x)*	73,036	211,804

		99,210,583

IT Services (0.4%)
Backblaze, Inc., Class A*	64,008	1,015,167
BigBear.ai Holdings, Inc.(x)*	534,392	1,961,219
Brand Engagement Network, Inc.(x)*	4,784	81,854
Commerce.com, Inc.*	78,979	233,778
Crexendo, Inc.*	15,788	117,936
CSP, Inc.	188	1,493
DXC Technology Co.*	192,648	1,704,935
Everforth, Inc.*	45,088	805,722
Fastly, Inc., Class A*	167,221	3,070,178
Globant SA*	47,588	1,377,197
Grid Dynamics Holdings, Inc.*	75,334	427,897
Hackett Group, Inc. (The)	26,563	286,083
Information Services Group, Inc.	38,737	159,209
Rackspace Technology, Inc.*	102,258	667,745
SharonAI Holdings, Inc.(x)*	4,749	402,050
TSS, Inc.(x)*	27,161	334,080
Tucows, Inc., Class A(x)*	4,381	59,012
Unisys Corp.*	78,959	288,990
Whitefiber, Inc.(x)*	13,014	505,594

		13,500,139

Semiconductors & Semiconductor Equipment (3.4%)
ACM Research, Inc., Class A*	58,550	7,429,409
Aehr Test Systems*	33,311	3,199,855
Aeluma, Inc.(x)*	15,233	336,345
Alpha & Omega Semiconductor Ltd.*	27,032	1,279,425
Ambarella, Inc.*	46,436	3,984,209
Ambiq Micro, Inc.*	20,260	1,788,958
Amtech Systems, Inc.*	12,683	292,724
Atomera, Inc.(x)*	42,565	370,741
Axcelis Technologies, Inc.*	34,109	6,461,950
AXT, Inc.*	67,871	4,892,142
Blaize Holdings, Inc.(x)*	78,464	108,280
Canadian Solar, Inc.(x)*	53,254	853,129
CEVA, Inc.*	30,248	1,426,496
Cohu, Inc.*	50,981	3,768,006
Diodes, Inc.*	50,059	5,478,457
Everspin Technologies, Inc.(x)*	21,818	527,559
GSI Technology, Inc.*	36,071	278,829
Ichor Holdings Ltd.*	38,179	4,286,738
Impinj, Inc.(x)*	31,793	4,553,711

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
indie Semiconductor, Inc., Class A(x)*	233,492	$1,048,379
inTEST Corp.*	12,401	225,326
Kopin Corp.(x)*	192,007	860,191
Kulicke & Soffa Industries, Inc.	56,437	7,549,013
MaxLinear, Inc., Class A*	94,093	12,046,727
Navitas Semiconductor Corp., Class A*	199,034	3,566,689
NVE Corp.	5,421	566,766
PDF Solutions, Inc.*	35,964	2,545,892
Penguin Solutions, Inc.*	54,813	4,166,336
Photronics, Inc.*	63,308	2,059,409
Power Integrations, Inc.	60,917	5,102,408
QuickLogic Corp.*	18,047	360,399
Rigetti Computing, Inc.(x)*	364,107	7,034,547
Silicon Laboratories, Inc.*	36,029	7,874,498
SkyWater Technology, Inc.*	40,660	1,415,781
Synaptics, Inc.*	42,315	5,256,792
T1 Energy, Inc.(x)*	193,248	1,831,991
Toyo Co. Ltd.(x)*	8,578	59,617
Ultra Clean Holdings, Inc.*	48,877	6,969,371
Veeco Instruments, Inc.*	65,445	4,960,731
Wolfspeed, Inc.(x)*	31,564	1,522,963

		128,340,789

Software (5.5%)
8x8, Inc.*	128,278	219,355
A10 Networks, Inc.(x)	78,627	2,937,505
ACI Worldwide, Inc.*	113,428	5,704,294
Adeia, Inc.	121,383	3,997,142
Agilysys, Inc.*	28,569	2,985,461
Alarm.com Holdings, Inc.*	52,033	2,430,982
Alkami Technology, Inc.(x)*	74,683	1,353,256
Amplitude, Inc., Class A*	105,710	808,682
Appian Corp., Class A*	43,454	995,097
Arteris, Inc.*	38,260	1,859,053
Asana, Inc., Class A*	107,510	752,570
AudioEye, Inc.*	640	3,718
AvePoint, Inc.*	183,654	2,058,761
Bit Digital, Inc.(x)*	363,013	653,423
Bitdeer Technologies Group, Class A(x)*	141,702	2,248,811
Blackbaud, Inc.*	39,655	1,174,581
BlackLine, Inc.*	54,262	1,523,134
Blend Labs, Inc., Class A(x)*	208,855	357,142
Box, Inc., Class A*	149,093	3,956,928
Braze, Inc., Class A*	104,242	2,261,009
C3.ai, Inc., Class A(x)*	150,712	1,369,972
Cerence, Inc.*	52,001	588,651
Cipher Digital, Inc.(x)*	368,936	9,038,932
Cleanspark, Inc.*	275,545	4,009,180
Clear Secure, Inc., Class A	103,542	5,770,396
Commvault Systems, Inc.*	48,583	6,885,669
Consensus Cloud Solutions, Inc.*	19,958	761,398
Core Scientific, Inc.*	341,624	8,742,158
CS Disco, Inc.*	25,565	96,636
Daily Journal Corp.(x)*	1,461	878,339
Digimarc Corp.(x)*	17,623	144,861
Digital Turbine, Inc.*	122,878	1,585,126
Domo, Inc., Class B*	35,749	111,894
Duos Technologies Group, Inc.*	28,501	342,012
D-Wave Quantum, Inc.(x)*	401,066	9,621,573
eGain Corp.*	18,759	118,182
EverCommerce, Inc.(x)*	14,243	143,285
Five9, Inc.*	83,418	1,778,472
Freshworks, Inc., Class A*	234,781	2,375,984
Hut 8 Corp.*	112,252	12,958,932
I3 Verticals, Inc., Class A(x)*	24,909	532,056
Intapp, Inc.*	61,322	1,545,928
Intellicheck, Inc.*	18,825	77,183
InterDigital, Inc.(x)	28,330	8,021,073
JFrog Ltd.*	118,443	10,764,100
Kaltura, Inc.*	106,488	138,434
Keel Infrastructure Corp.*	642,616	3,688,616
Life360, Inc.(x)*	20,623	1,141,689
LiveRamp Holdings, Inc.*	68,090	2,562,908
MARA Holdings, Inc.(x)*	422,196	5,864,302
Mitek Systems, Inc.*	49,156	989,510
N-able, Inc.*	74,664	274,017
nCino, Inc.*	116,549	1,905,576
NCR Voyix Corp.(x)*	156,786	1,280,942
NextNav, Inc.*	110,043	1,962,067
OneSpan, Inc.	42,100	604,135
Ooma, Inc.*	28,242	542,811
PagerDuty, Inc.*	85,210	822,277
PAR Technology Corp.(x)*	45,620	794,700
Porch Group, Inc.(x)*	106,091	1,595,609
Progress Software Corp.*	45,873	1,540,415
Q2 Holdings, Inc.*	69,207	3,328,857
Qualys, Inc.*	39,479	5,427,968
Rapid7, Inc.*	72,971	591,065
Red Violet, Inc.*	12,289	783,055
ReposiTrak, Inc.	13,518	121,662
Rimini Street, Inc.*	48,876	208,212
Riot Platforms, Inc.(x)*	388,089	10,625,877
Roadzen, Inc.*	46,646	68,103
ServiceTitan, Inc., Class A*	66,629	4,711,337
Silvaco Group, Inc.*	13,485	185,958
Soluna Holdings, Inc.(x)*	122,437	165,290
SoundHound AI, Inc., Class A(x)*	437,409	2,830,036
Sprinklr, Inc., Class A*	122,812	633,710
Sprout Social, Inc., Class A*	64,865	489,731
SPS Commerce, Inc.*	40,606	2,321,445
Telos Corp.*	57,215	263,189
Tenable Holdings, Inc.*	125,170	4,616,270
Teradata Corp.*	104,231	3,611,604
Thryv Holdings, Inc.*	44,092	173,722
Varonis Systems, Inc.*	124,613	5,228,762
Veritone, Inc.(x)*	99,539	136,368
Vertex, Inc., Class A*	80,136	919,961
Via Transportation, Inc., Class A(x)*	57,272	1,038,914
Viant Technology, Inc., Class A*	17,881	226,373
Weave Communications, Inc.*	67,882	406,613
Workiva, Inc., Class A*	56,648	2,747,994
Xperi, Inc.*	50,979	419,557
Yext, Inc.*	95,673	446,793
ZenaTech, Inc.(x)*	45,990	68,985
Zeta Global Holdings Corp., Class A*	246,833	4,857,673

		209,905,988

Technology Hardware, Storage & Peripherals (0.3%)
Corsair Gaming, Inc.*	52,998	512,491
CPI Card Group, Inc.*	7,269	151,050
Diebold Nixdorf, Inc.*	25,015	2,126,775
Eastman Kodak Co.*	71,368	660,154
GPGI, Inc., Class A(x)	197,160	3,124,986
Immersion Corp.(x)	27,754	187,894

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Infleqtion, Inc.(x)*	128,006	$1,705,040
One Stop Systems, Inc.*	24,921	453,064
Quantum Computing, Inc.(x)*	224,497	2,177,621
Turtle Beach Corp.(x)*	17,406	216,705
Xerox Holdings Corp.(x)	137,486	430,331

		11,746,111

Total Information Technology		501,584,690

Materials (3.9%)
Chemicals (1.7%)
AdvanSix, Inc.	30,189	600,157
Alto Ingredients, Inc.*	79,149	451,149
Ashland, Inc.	50,325	3,315,914
ASP Isotopes, Inc.(x)*	126,713	788,155
Aspen Aerogels, Inc.*	76,836	487,140
Avient Corp.	101,954	3,768,220
Balchem Corp.	35,417	5,983,702
Cabot Corp.	56,930	5,170,383
Chemours Co. (The)	167,226	3,431,478
Core Molding Technologies, Inc.*	7,859	185,472
Ecovyst, Inc.*	120,717	1,502,927
Flotek Industries, Inc.(x)*	15,651	368,112
FMC Corp.	138,243	1,589,794
Hawkins, Inc.	21,326	3,030,425
HB Fuller Co.	60,584	3,531,441
Huntsman Corp.	183,373	1,947,421
Ingevity Corp.*	38,644	2,885,547
Innospec, Inc.	27,335	2,224,796
Intrepid Potash, Inc.*	11,100	363,858
Koppers Holdings, Inc.(x)	19,206	862,349
Kronos Worldwide, Inc.	24,017	152,028
LSB Industries, Inc.*	65,177	704,563
Mativ Holdings, Inc.	59,845	453,027
Minerals Technologies, Inc.	34,067	2,519,936
Orion SA	62,451	414,050
Perimeter Solutions, Inc.*	165,010	5,882,607
PureCycle Technologies, Inc.(x)*	158,714	1,287,171
Quaker Chemical Corp.	15,165	2,409,264
Rayonier Advanced Materials, Inc.*	68,011	534,566
Sensient Technologies Corp.	46,774	5,766,766
Solesence, Inc.*	3,615	2,657
Stepan Co.	23,887	1,330,984
Trinseo plc (r)	36,398	58
Tronox Holdings plc	129,729	817,293
Valhi, Inc.	3,234	47,443

		64,810,853

Construction Materials (0.2%)
Knife River Corp.*	62,984	5,268,612
Smith-Midland Corp.*	2,249	65,221
Titan America SA(x)	29,627	552,840
United States Lime & Minerals, Inc.	11,932	1,248,922

		7,135,595

Containers & Packaging (0.2%)
Ardagh Metal Packaging SA	153,184	726,092
Greif, Inc., Class A	27,488	2,047,581
Greif, Inc., Class B(x)	4,859	454,511
Myers Industries, Inc.	41,139	1,452,618
O-I Glass, Inc.*	168,314	1,620,864
Ranpak Holdings Corp., Class A*	55,426	405,164
TriMas Corp.	29,581	1,332,032

		8,038,862

Metals & Mining (1.7%)
Alpha Metallurgical Resources, Inc.*	11,696	1,929,138
American Battery Technology Co.(x)*	143,366	405,726
Ampco-Pittsburgh Corp.*	16,453	142,318
Caledonia Mining Corp. plc(x)	19,217	367,045
Century Aluminum Co.*	76,171	3,504,628
Commercial Metals Co.	122,566	7,691,017
Compass Minerals International, Inc.*	34,639	1,078,312
Constellium SE*	147,022	4,685,591
Contango Silver & Gold, Inc.(x)*	28,169	444,789
Critical Metals Corp.(x)*	74,174	760,284
Dakota Gold Corp.*	124,859	531,899
Elemental Royalty Corp.(x)	36,614	639,280
Ferroglobe plc	138,419	440,172
Friedman Industries, Inc.	7,937	255,413
Gold Resource Corp.*	169,760	213,898
Hycroft Mining Holding Corp., Class A(x)*	59,302	1,387,667
Idaho Strategic Resources, Inc.*	16,422	537,821
Ivanhoe Electric, Inc.*	131,577	1,264,455
Kaiser Aluminum Corp.	17,942	3,509,993
Lifezone Metals Ltd.(x)*	35,054	136,010
Materion Corp.	22,757	6,767,704
McEwen, Inc.(x)*	56,102	1,017,129
Metallus, Inc.*	39,951	746,684
NioCorp Developments Ltd.*	155,288	748,488
Novagold Resources, Inc.*	378,121	2,257,382
Perpetua Resources Corp.*	93,520	1,941,475
Ramaco Resources, Inc., Class A(x)*	47,910	633,849
Ramaco Resources, Inc., Class B*	7,200	61,560
Realloys, Inc.(x)*	61,536	889,195
Ryerson Holding Corp.	49,558	1,219,622
Silver Bow Mining Corp.*	9,351	63,213
SSR Mining, Inc.*	239,427	6,770,996
SunCoke Energy, Inc.	93,505	752,715
Tredegar Corp.*	32,115	255,635
United States Antimony Corp.(x)*	145,443	1,055,916
US Gold Corp.(x)*	16,972	260,181
US Goldmining, Inc.(x)*	2,994	24,341
USA Rare Earth, Inc.(x)*	210,737	4,547,705
Vista Gold Corp.*	153,173	292,560
Vox Royalty Corp.(x)	60,297	285,205
Warrior Met Coal, Inc.	57,666	4,680,173
Worthington Steel, Inc.	36,484	1,225,133

		66,422,317

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	15,167	237,818
Magnera Corp.*	34,005	399,559
Sylvamo Corp.	37,270	1,408,806

		2,046,183

Total Materials		148,453,810

Real Estate (5.3%)
Diversified REITs (0.5%)
AH Realty Trust, Inc. (REIT)	86,174	610,112
Alpine Income Property Trust, Inc. (REIT)	17,784	369,196
American Assets Trust, Inc. (REIT)	55,273	1,364,690
Broadstone Net Lease, Inc. (REIT)	214,994	4,443,926
CTO Realty Growth, Inc. (REIT)	36,805	791,676

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Essential Properties Realty Trust, Inc. (REIT)	239,787	$7,157,642
Gladstone Commercial Corp. (REIT)(x)	53,553	658,702
Global Net Lease, Inc. (REIT)	212,631	1,900,921
Modiv Industrial, Inc. (REIT), Class C	9,468	164,743
NexPoint Diversified Real Estate Trust (REIT)	46,007	238,776

		17,700,384

Health Care REITs (0.7%)
CareTrust REIT, Inc. (REIT)	247,133	9,971,817
Chiron Real Estate, Inc. (REIT)(x)	13,265	497,703
Community Healthcare Trust, Inc. (REIT)	31,383	573,681
Diversified Healthcare Trust (REIT)	243,812	2,267,452
LTC Properties, Inc. (REIT)	54,938	2,112,366
National Health Investors, Inc. (REIT)	53,070	4,047,118
National Healthcare Properties, Inc. (REIT), Class A*	48,123	705,002
Sabra Health Care REIT, Inc. (REIT)	278,722	5,437,866
Sila Realty Trust, Inc. (REIT)	54,484	1,654,134
Strawberry Fields REIT, Inc. (REIT)	9,849	135,424
Universal Health Realty Income Trust (REIT)	14,335	628,733

		28,031,296

Hotel & Resort REITs (0.8%)
Apple Hospitality REIT, Inc. (REIT)	244,383	4,108,078
Braemar Hotels & Resorts, Inc. (REIT)	75,807	163,743
Chatham Lodging Trust (REIT)	47,387	626,930
DiamondRock Hospitality Co. (REIT)	224,766	2,737,650
Park Hotels & Resorts, Inc. (REIT)(x)	206,245	2,938,991
Pebblebrook Hotel Trust (REIT)	109,413	2,123,706
RLJ Lodging Trust (REIT)	139,228	1,649,852
Ryman Hospitality Properties, Inc. (REIT)	68,289	8,778,551
Service Properties Trust (REIT)(x)	637,701	1,077,715
Summit Hotel Properties, Inc. (REIT)(x)	114,571	803,143
Sunstone Hotel Investors, Inc. (REIT)	202,624	2,320,045
Xenia Hotels & Resorts, Inc. (REIT)	103,943	2,116,279

		29,444,683

Industrial REITs (0.4%)
Industrial Logistics Properties Trust (REIT)	62,476	554,162
Innovative Industrial Properties, Inc. (REIT)	31,666	1,962,659
LXP Industrial Trust (REIT)	65,282	3,517,394
One Liberty Properties, Inc. (REIT)	20,695	505,372
Terreno Realty Corp. (REIT)	116,532	7,547,778

		14,087,365

Office REITs (0.5%)
Brandywine Realty Trust (REIT)	187,993	595,938
COPT Defense Properties (REIT)	127,760	4,649,186
Douglas Emmett, Inc. (REIT)	147,731	1,743,226
Easterly Government Properties, Inc. (REIT), Class A	49,768	1,240,716
Empire State Realty Trust, Inc. (REIT), Class A	158,554	857,777
Highwoods Properties, Inc. (REIT)	121,342	3,659,675
Hudson Pacific Properties, Inc. (REIT)*	58,817	893,430
JBG SMITH Properties (REIT)(x)	65,627	962,748
NET Lease Office Properties (REIT)(x)	15,959	177,624
Orion Properties, Inc. (REIT)	56,425	163,068
Piedmont Realty Trust, Inc. (REIT)*	137,892	1,261,712
Postal Realty Trust, Inc. (REIT), Class A	29,534	727,718
SL Green Realty Corp. (REIT)(x)	79,120	4,096,042

		21,028,860

Real Estate Management & Development (0.7%)
AGNT, Inc.(x)	107,304	580,515
American Realty Investors, Inc.(x)*	1,937	43,137
Compass, Inc., Class A*	781,371	9,634,304
Comstock Holding Cos., Inc., Class A*	4,489	71,779
Cushman & Wakefield Ltd.*	253,441	3,393,575
Douglas Elliman, Inc.*	82,683	146,349
Forestar Group, Inc.*	21,872	692,249
FRP Holdings, Inc.*	12,421	310,401
Marcus & Millichap, Inc.	26,607	829,340
Maui Land & Pineapple Co., Inc.(x)*	8,767	155,877
Newmark Group, Inc., Class A	173,166	2,616,538
Opendoor Technologies, Inc.(x)*	1,022,614	4,724,477
RE/MAX Holdings, Inc., Class A*	20,819	205,275
Real Brokerage, Inc. (The)(x)*	179,243	326,222
RMR Group, Inc. (The), Class A(x)	18,487	379,538
Seaport Entertainment Group, Inc.(x)*	7,475	198,835
St Joe Co. (The)	42,387	2,654,698
Tejon Ranch Co.(x)*	21,240	397,188
Transcontinental Realty Investors, Inc.*	1,627	74,826

		27,435,123

Residential REITs (0.2%)
BRT Apartments Corp. (REIT)	9,360	143,863
Centerspace (REIT)	18,714	1,051,540
Independence Realty Trust, Inc. (REIT)	265,938	4,438,505
NexPoint Residential Trust, Inc. (REIT)	25,658	716,371
UMH Properties, Inc. (REIT)	90,667	1,372,699

		7,722,978

Retail REITs (1.2%)
Acadia Realty Trust (REIT)	149,929	3,135,015
Alexander’s, Inc. (REIT)(x)	2,393	659,415
CBL & Associates Properties, Inc. (REIT)	20,793	1,103,900
Curbline Properties Corp. (REIT)	108,251	3,290,830
FrontView REIT, Inc. (REIT)	20,341	411,498
Getty Realty Corp. (REIT)	64,230	2,142,713
InvenTrust Properties Corp. (REIT)(x)	77,865	2,756,421
Kite Realty Group Trust (REIT)	227,873	6,467,036
Macerich Co. (The) (REIT)(x)	296,436	7,467,223
NETSTREIT Corp. (REIT)(x)	108,230	2,286,900
Phillips Edison & Co., Inc. (REIT)	141,324	5,881,905
Saul Centers, Inc. (REIT)(x)	14,295	534,490
SITE Centers Corp. (REIT)	61,154	242,781
Tanger, Inc. (REIT)	111,301	4,393,051
Urban Edge Properties (REIT)	142,477	3,259,874
Whitestone REIT (REIT)	51,680	979,853

		45,012,905

Specialized REITs (0.3%)
Farmland Partners, Inc. (REIT)(x)	46,773	452,763
Four Corners Property Trust, Inc. (REIT)	123,823	3,039,855
Gladstone Land Corp. (REIT)(x)	44,852	382,587
Outfront Media, Inc. (REIT)	175,809	5,759,503
Safehold, Inc. (REIT)	62,347	978,848
Smartstop Self Storage REIT, Inc. (REIT)(x)	60,506	1,966,445

		12,580,001

Total Real Estate		203,043,595

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (2.5%)
Electric Utilities (0.6%)
Genie Energy Ltd., Class B	24,479	$353,722
Hawaiian Electric Industries, Inc.*	180,399	2,440,798
MGE Energy, Inc.	40,656	3,315,090
Otter Tail Corp.	42,550	3,828,649
Portland General Electric Co.	128,663	6,668,603
TXNM Energy, Inc.	113,025	6,417,560

		23,024,422

Gas Utilities (0.9%)
Brookfield Infrastructure Corp., Class A	137,220	5,282,970
Chesapeake Utilities Corp.	26,108	3,197,708
New Jersey Resources Corp.	111,696	6,259,444
Northwest Natural Holding Co.	46,808	2,296,400
ONE Gas, Inc.	69,762	5,376,557
RGC Resources, Inc. (x)	8,957	214,072
Southwest Gas Holdings, Inc.	80,391	7,129,074
Spire, Inc.	64,723	5,054,219

		34,810,444

Independent Power and Renewable Electricity Producers (0.2%)
Hallador Energy Co.*	38,348	666,872
Montauk Renewables, Inc. (x)*	80,237	125,170
Ormat Technologies, Inc.	68,154	7,421,970

		8,214,012

Multi-Utilities (0.5%)
Avista Corp.	91,636	3,748,829
Black Hills Corp.	84,565	6,291,636
Northwestern Energy Group, Inc.	68,375	4,897,017
Unitil Corp.	19,108	1,006,801

		15,944,283

Water Utilities (0.3%)
American States Water Co.	43,005	3,553,503
Cadiz, Inc.*	62,207	260,025
California Water Service Group	65,761	3,199,273
Consolidated Water Co. Ltd.	17,368	512,356
Global Water Resources, Inc.	13,097	94,822
H2O America (x)	38,344	2,330,165
Middlesex Water Co.	19,885	1,116,742
Pure Cycle Corp.*	22,979	246,105
York Water Co. (The)	16,746	513,265

		11,826,256

Total Utilities		93,819,417

Total Common Stocks (91.8%) (Cost $2,359,670,914)		3,495,761,058

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	23,102	—
Akero Therapeutics, Inc., CVR*	78,234	39,117
Chinook Therapeutics, Inc., CVR*	68,139	13,628
Icosavax, Inc., CVR *	31,364	9,410
Sanofi Aatd, Inc., CVR (r)*	38,335	18,615

		80,770

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27 (r)(x)*	14,714	—

Total Rights (0.0%)† (Cost $64,047)		80,770

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (6.1%)
Allspring Government Money Market Fund, Select Shares 3.57% (7 day yield) (xx)	5,000,000	5,000,000
BlackRock Liquidity FedFund, Institutional Shares 3.54% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	2,000,000	2,000,000
Fidelity Government Portfolio, Institutional Shares 3.53% (7 day yield) (xx)	15,000,000	15,000,000
Goldman Sachs Financial Square Funds - Government Fund 3.53% (7 day yield) (xx)	1,000,000	1,000,000
HSBC U.S. Government Money Market Fund, Intermediary Shares 3.53% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	64,691,761	64,691,761
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	127,293,076	127,293,076
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.56% (7 day yield) (xx)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.58% (7 day yield) (xx)	1,000,000	1,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 3.53% (7 day yield) (xx)	10,000,000	10,000,000

Total Investment Companies		232,984,837

Total Short-Term Investments (6.1%) (Cost $232,967,451)		232,984,837

Total Investments in Securities (97.9%) (Cost $2,592,702,412)		3,728,826,665
Other Assets Less Liabilities (2.1%)		80,975,666

Net Assets (100%)		$3,809,802,331

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the market value or fair value, as applicable, of these securities amounted to $1,412,856 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $247,324,784. This was collateralized by $149,294,470 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/9/26 – 5/15/56 and by cash of $105,885,190 of which $105,691,761 was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Health Care
Biotechnology
Palisade Bio, Inc.*	159,559	—	302,843	—	—	30,635	333,478	—	—

*	Non-income producing.

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	2,093	9/2026	USD	318,722,040	9,339,303

					9,339,303

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$84,716,529	$—	$—		$84,716,529
Consumer Discretionary	328,181,127	—	—		328,181,127
Consumer Staples	68,483,123	—	—		68,483,123
Energy	200,722,313	—	—		200,722,313
Financials	645,391,164	—	—	(a)	645,391,164
Health Care	699,565,947	—	—	(a)	699,565,947
Industrials	521,799,343	—	—		521,799,343
Information Technology	501,584,690	—	—		501,584,690
Materials	148,453,752	—	58		148,453,810
Real Estate	203,043,595	—	—		203,043,595
Utilities	93,819,417	—	—		93,819,417
Futures	9,339,303	—	—		9,339,303
Rights
Health Care	—	62,155	18,615		80,770
Short-Term Investments
Investment Companies	232,984,837	—	—		232,984,837

Total Assets	$3,738,085,140	$62,155	$18,673		$3,738,165,968

Total Liabilities	$—	$—	$—		$—

Total	$3,738,085,140	$62,155	$18,673		$3,738,165,968

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$9,339,303	*

Total		$9,339,303

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$47,196,031	$47,196,031

Total	$47,196,031	$47,196,031

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$17,785,196	$17,785,196

Total	$17,785,196	$17,785,196

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$334,815,000

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$669,685,545
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$958,657,178

During the period ended June 30, 2026, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 13%)*	Net Proceeds of Sales and Redemptions (affiliated 30%)*	Net Realized Gain (Loss)
$ 84,820,627	$285,906,663	$223,131,170

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,506,773,952
Aggregate gross unrealized depreciation	(360,358,307)

Net unrealized appreciation	$1,146,415,645

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,591,750,323

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $302,843)	$333,478
Unaffiliated Issuers (Cost $2,592,399,569)	3,728,493,187
Cash	155,813,174
Cash held as collateral at broker for futures	25,624,600
Receivable for securities sold	5,800,653
Due from Custodian	4,808,295
Dividends, interest and other receivables	3,347,227
Due from broker for futures variation margin	1,555,701
Receivable for Portfolio shares sold	219,113
Securities lending income receivable	142,221
Other assets	38,017

Total assets	3,926,175,666

LIABILITIES
Payable for return of collateral on securities loaned	105,691,761
Payable for securities purchased	5,737,477
Payable for Portfolio shares repurchased	2,924,923
Investment management fees payable	1,345,113
Administrative fees payable	382,901
Distribution fees payable – Class IB	87,636
Accrued expenses	203,524

Total liabilities	116,373,335

Commitments and contingent liabilities^
NET ASSETS	$3,809,802,331

Net assets were comprised of:
Paid in capital	$2,185,782,460
Total distributable earnings (loss)	1,624,019,871

Net assets	$3,809,802,331

Class IB
Net asset value, offering and redemption price per share, $434,650,808 / 17,305,908 shares outstanding (unlimited amount authorized: $0.01 par value)	$25.12

Class K
Net asset value, offering and redemption price per share, $3,375,151,523 / 132,553,711 shares outstanding (unlimited amount authorized: $0.01 par value)	$25.46

(x)	Includes value of securities on loan of $247,324,784.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $46,597 foreign withholding tax)	$24,167,416
Interest	3,185,419
Securities lending (net)	990,364

Total income	28,343,199

EXPENSES
Investment management fees	7,908,314
Administrative fees	2,244,029
Distribution fees – Class IB	505,817
Professional fees	105,733
Printing and mailing expenses	87,007
Custodian fees	69,476
Trustees’ fees	55,762
Miscellaneous	41,069

Total expenses	11,017,207

NET INVESTMENT INCOME (LOSS)	17,325,992

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	518,565,979
Futures contracts	47,196,031

Net realized gain (loss)	565,762,010

Change in unrealized appreciation (depreciation) on:
Investments in securities ($30,635 of change in unrealized appreciation (depreciation) from affiliates)	129,962,351
Futures contracts	17,785,196

Net change in unrealized appreciation (depreciation)	147,747,547

NET REALIZED AND UNREALIZED GAIN (LOSS)	713,509,557

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$730,835,549

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,325,992	$31,111,813
Net realized gain (loss)	565,762,010	99,693,993
Net change in unrealized appreciation (depreciation)	147,747,547	207,442,005

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	730,835,549	338,247,811

Distributions to shareholders:
Class IB	—	(16,649,018)
Class K	—	(136,007,706)

Total distributions to shareholders	—	(152,656,724)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 284,230 and 741,575 shares, respectively ]	6,466,361	13,892,225
Capital shares issued in reinvestment of dividends and distributions [ 0 and 787,443 shares, respectively ]	—	16,649,018
Capital shares repurchased [ (1,982,094) and (3,557,157) shares, respectively ]	(44,789,539)	(70,223,351)

Total Class IB transactions	(38,323,178)	(39,682,108)

Class K
Capital shares sold [ 320,202 and 15,490,601 shares, respectively ]	7,109,832	262,950,487
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,351,425 shares, respectively ]	—	136,007,706
Capital shares repurchased [ (15,825,557) and (26,785,426) shares, respectively ]	(364,174,159)	(520,491,326)

Total Class K transactions	(357,064,327)	(121,533,133)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(395,387,505)	(161,215,241)

TOTAL INCREASE (DECREASE) IN NET ASSETS	335,448,044	24,375,846
NET ASSETS:
Beginning of period	3,474,354,287	3,449,978,441

End of period	$3,809,802,331	$3,474,354,287

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$20.57		$19.62	$19.15	$16.86	$22.34	$23.34

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.14	0.18	0.16	0.12	0.06	(aa)
Net realized and unrealized gain (loss)	4.47		1.71	1.91	2.53	(5.11)	3.11

Total from investment operations	4.55		1.85	2.09	2.69	(4.99)	3.17

Less distributions:
Dividends from net investment income	—		(0.19)	(0.28)	(0.23)	(0.14)	(0.10)
Distributions from net realized gains	—		(0.71)	(1.34)	(0.17)	(0.35)	(4.07)

Total dividends and distributions	—		(0.90)	(1.62)	(0.40)	(0.49)	(4.17)

Net asset value, end of period	$25.12		$20.57	$19.62	$19.15	$16.86	$22.34

Total return (b)(y)	22.12%		9.32%	10.65%	15.99%	(22.40)%	13.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$434,651		$390,868	$412,674	$431,108	$411,368	$581,771
Ratio of expenses to average net assets (a)(f)	0.83%		0.84%	0.84%	0.84%	0.83%	0.82	%(h)
Ratio of net investment income (loss) to average net assets (a)(g)	0.74%		0.70%	0.88%	0.91%	0.67%	0.25	%(bb)
Portfolio turnover rate^	20	%(z)	14%	18%	11%	15%	19%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022	2021
Net asset value, beginning of period	$20.83		$19.85	$19.35	$17.03	$22.56	$23.53

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.19	0.23	0.21	0.17	0.13	(aa)
Net realized and unrealized gain (loss)	4.52		1.74	1.94	2.55	(5.17)	3.13

Total from investment operations	4.63		1.93	2.17	2.76	(5.00)	3.26

Less distributions:
Dividends from net investment income	—		(0.24)	(0.33)	(0.27)	(0.18)	(0.16)
Distributions from net realized gains	—		(0.71)	(1.34)	(0.17)	(0.35)	(4.07)

Total dividends and distributions	—		(0.95)	(1.67)	(0.44)	(0.53)	(4.23)

Net asset value, end of period	$25.46		$20.83	$19.85	$19.35	$17.03	$22.56

Total return (b)(y)	22.23%		9.60%	10.94%	16.27%	(22.20)%	14.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,375,152		$3,083,487	$3,037,304	$2,852,014	$2,777,777	$3,830,106
Ratio of expenses to average net assets (a)(f)	0.58%		0.59%	0.59%	0.59%	0.58%	0.57	%(h)
Ratio of net investment income (loss) to average net assets (a)(g)	0.99%		0.96%	1.14%	1.15%	0.93%	0.50	%(bb)
Portfolio turnover rate^	20	%(z)	14%	18%	11%	15%	19%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(h)	Includes Interest Expense of less than 0.005%.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.05 and $0.11 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.07% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.0%)
ANZ Group Holdings Ltd.	255,921	$6,271,236
APA Group	112,136	787,887
Aristocrat Leisure Ltd.	47,100	2,006,597
ASX Ltd.	17,436	643,928
BHP Group Ltd.	435,119	18,161,333
Brambles Ltd.	115,534	1,559,817
CAR Group Ltd.	33,498	599,456
Cochlear Ltd.	5,309	448,556
Coles Group Ltd.	114,034	1,925,149
Commonwealth Bank of Australia	142,049	16,235,253
Computershare Ltd.	46,867	1,244,072
CSL Ltd.	41,282	3,287,933
Evolution Mining Ltd.	167,094	1,364,472
Fortescue Ltd.	143,410	1,910,314
Glencore plc	803,938	5,483,407
Goodman Group (REIT)	173,049	3,751,414
Insurance Australia Group Ltd.	209,580	1,175,024
Lottery Corp. Ltd. (The)	184,222	734,915
Lynas Rare Earths Ltd.*	79,190	992,272
Macquarie Group Ltd.	30,763	5,353,737
Medibank Pvt. Ltd.	247,609	851,722
National Australia Bank Ltd.	260,391	6,848,911
Northern Star Resources Ltd.	117,139	1,542,806
Origin Energy Ltd.	152,229	1,157,215
PLS Group Ltd.*	269,009	941,739
Pro Medicus Ltd. (x)	4,708	666,543
Qantas Airways Ltd.	61,812	457,718
QBE Insurance Group Ltd.	127,668	2,228,247
REA Group Ltd.	4,714	455,482
Rio Tinto Ltd.	31,403	3,739,302
Rio Tinto plc	91,345	8,639,653
Santos Ltd.	276,768	1,374,088
Scentre Group (REIT)	458,909	1,229,147
SGH Ltd.	17,495	567,646
Sigma Healthcare Ltd. (x)	423,374	806,764
Sonic Healthcare Ltd.	39,977	574,035
South32 Ltd.	377,779	1,015,920
Stockland (REIT)	204,667	579,894
Suncorp Group Ltd.	89,709	1,197,162
Telstra Group Ltd.	334,667	1,176,978
Transurban Group	262,606	2,621,429
Vicinity Ltd. (REIT)	333,111	593,244
Washington H Soul Pattinson & Co. Ltd.	29,026	929,113
Wesfarmers Ltd.	96,368	6,048,164
Westpac Banking Corp.	290,276	7,096,915
WiseTech Global Ltd. (x)	16,208	375,306
Woodside Energy Group Ltd.	159,583	3,089,574
Woolworths Group Ltd.	103,453	2,866,210

		133,607,699

Austria (0.4%)
BAWAG Group AG (m)	6,980	1,399,493
Erste Group Bank AG	26,252	3,517,064
OMV AG	12,835	805,208
Raiffeisen Bank International AG	11,390	727,460
Verbund AG	5,092	323,440

		6,772,665

Belgium (0.9%)
Ageas SA/NV	12,782	$1,022,596
Anheuser-Busch InBev SA/NV	76,949	6,344,199
D’ieteren Group (x)	2,003	390,247
Elia Group SA/NV, Class B	3,511	558,437
Financiere de Tubize SA (x)	1,734	457,852
Groupe Bruxelles Lambert NV	6,273	571,601
KBC Group NV	19,641	2,679,040
Lotus Bakeries NV	36	478,160
Sofina SA (x)	1,357	345,316
Syensqo SA (x)	6,266	462,716
UCB SA	10,773	3,225,783

		16,535,947

Brazil (0.0%)†
Yara International ASA	13,919	612,001

Chile (0.1%)
Antofagasta plc	29,547	1,500,732

China (0.4%)
BOC Hong Kong Holdings Ltd.	326,000	1,768,097
Prosus NV	111,453	4,844,258
SITC International Holdings Co. Ltd.	111,000	445,740
Wilmar International Ltd.	134,500	376,664
Yangzijiang Shipbuilding Holdings Ltd.	214,900	570,589

		8,005,348

Czech Republic (0.0%)†
CSG NV (x)*	16,728	244,216

Denmark (1.6%)
Carlsberg A/S, Class B	8,066	1,058,413
Coloplast A/S, Class B	10,451	596,012
Danske Bank A/S	53,627	2,877,201
Demant A/S*	7,470	305,824
DSV A/S	16,472	3,910,225
Genmab A/S*	5,034	1,378,998
Novo Nordisk A/S, Class B	273,396	13,116,115
Novonesis Novozymes B	30,006	1,896,191
Orsted A/S (m)*	39,598	890,304
Pandora A/S	6,492	748,703
ROCKWOOL A/S, Class B	8,090	260,026
Tryg A/S	27,391	623,678
Vestas Wind Systems A/S	85,707	2,421,549

		30,083,239

Finland (1.2%)
Elisa OYJ	11,149	468,091
Fortum OYJ	36,356	839,918
Kesko OYJ, Class B	24,243	542,011
Kone OYJ, Class B	29,039	1,652,567
Metso OYJ	54,238	942,897
Neste OYJ	35,712	1,160,902
Nokia OYJ	430,255	5,695,713
Nordea Bank Abp	263,684	5,007,918
Orion OYJ, Class B	9,773	804,066
Sampo OYJ, Class A	209,428	2,201,260
Stora Enso OYJ, Class R	47,139	502,992
UPM-Kymmene OYJ	43,280	1,148,081
Wartsila OYJ Abp	42,800	1,633,913

		22,600,329

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
France (8.0%)
Abivax SA (x)*	4,583	$608,532
Accor SA	14,995	871,783
Aeroports de Paris SA (x)	2,699	351,784
Air Liquide SA	53,872	10,668,492
Airbus SE	50,387	11,214,989
Alstom SA (x)*	28,445	494,933
Amundi SA (m)	5,296	508,264
AXA SA	134,268	6,729,074
Ayvens SA (m)	29,192	384,868
BioMerieux	3,678	288,827
BNP Paribas SA	85,333	9,973,471
Bollore SE (x)	64,683	299,942
Bouygues SA	17,029	950,123
Bureau Veritas SA	27,589	845,137
Capgemini SE	12,909	1,298,314
Carrefour SA	47,294	878,525
Cie de Saint-Gobain SA	37,804	3,422,587
Cie Generale des Etablissements Michelin SCA	55,235	2,133,492
Covivio SA (REIT)	4,327	265,130
Credit Agricole SA	77,734	1,563,690
Danone SA	54,809	4,495,064
Dassault Aviation SA	1,606	527,210
Dassault Systemes SE	56,801	1,156,896
Eiffage SA	5,937	876,536
Engie SA	154,686	4,877,485
EssilorLuxottica SA	25,592	4,801,382
Gecina SA (REIT)	3,187	268,124
Getlink SE	25,479	541,840
Hermes International SCA	2,215	4,053,109
Ipsen SA	3,409	657,641
Kering SA	6,327	1,799,036
Klepierre SA (REIT)	17,847	746,148
Legrand SA	22,215	3,749,708
L’Oreal SA	20,369	8,936,469
LVMH Moet Hennessy Louis Vuitton SE	21,111	11,690,612
Orange SA	155,542	2,933,864
Pernod Ricard SA	16,732	1,221,769
Publicis Groupe SA	19,827	1,959,659
Renault SA	15,949	457,539
Rexel SA	17,800	777,837
Safran SA	29,555	11,684,931
Sartorius Stedim Biotech	2,365	491,159
Societe Generale SA	54,716	4,844,965
Sodexo SA (x)	7,489	433,502
Thales SA	7,876	2,023,540
TotalEnergies SE	167,911	13,043,458
Unibail-Rodamco-Westfield (REIT)	9,257	1,082,756
Veolia Environnement SA	53,518	2,229,043
Vinci SA	39,888	5,833,843

		151,947,082

Germany (8.4%)
adidas AG	14,564	2,986,066
Allianz SE (Registered)	32,294	15,282,907
BASF SE	75,607	4,041,568
Bayer AG (Registered)	83,502	4,616,330
Bayerische Motoren Werke AG	24,080	1,575,790
Bayerische Motoren Werke AG (Preference) (q)	4,504	295,712
Beiersdorf AG (x)	7,832	674,182
Brenntag SE (x)	10,331	627,783
Commerzbank AG (x)	55,516	2,362,230
Continental AG	10,028	826,998
CTS Eventim AG & Co. KGaA	5,603	326,897
Daimler Truck Holding AG	38,871	1,874,599
Deutsche Bank AG (Registered)	154,743	5,239,449
Deutsche Boerse AG	16,026	4,372,972
Deutsche Lufthansa AG (Registered)	50,025	572,382
Deutsche Post AG	78,290	4,750,619
Deutsche Telekom AG (Registered)	294,029	8,013,509
Dr Ing hc F Porsche AG (Preference) (m)(q)	9,044	449,767
E.ON SE	191,689	3,954,948
Evonik Industries AG	23,142	419,920
Fresenius Medical Care AG	16,075	727,291
Fresenius SE & Co. KGaA	36,639	1,673,166
GEA Group AG	13,204	905,751
Hannover Rueck SE	5,176	1,433,758
Heidelberg Materials AG	11,433	2,180,911
Henkel AG & Co. KGaA	8,332	658,868
Henkel AG & Co. KGaA (Preference) (q)	12,968	1,089,808
Hensoldt AG (x)	5,755	445,649
HOCHTIEF AG	1,323	766,593
Infineon Technologies AG	110,687	10,333,356
Knorr-Bremse AG	5,784	671,597
Mercedes-Benz Group AG	61,527	3,088,223
Merck KGaA	11,048	1,854,105
MTU Aero Engines AG	4,450	1,850,830
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	11,152	6,225,492
Nemetschek SE	5,200	314,509
Porsche Automobil Holding SE (Preference) (q)	14,255	439,195
Rational AG	472	345,495
Rheinmetall AG	3,909	4,424,674
RWE AG	55,096	3,569,578
SAP SE	88,712	13,585,595
Sartorius AG (Preference) (q)	2,328	610,881
Scout24 SE (m)	6,459	534,046
Siemens AG (Registered)	63,616	20,441,750
Siemens Energy AG	65,750	12,461,413
Siemens Healthineers AG (m)	29,261	1,143,482
Symrise AG, Class A	11,627	1,166,845
Talanx AG	5,401	682,636
Volkswagen AG (Preference) (q)	17,624	1,411,924
Vonovia SE	64,996	1,603,727
Zalando SE (m)*	17,454	505,691

		160,411,467

Guatemala (0.0%)†
Millicom International Cellular SA	7,960	722,450

Hong Kong (1.5%)
AIA Group Ltd.	893,612	8,196,163
CK Asset Holdings Ltd.	149,652	847,045
CK Infrastructure Holdings Ltd. (x)	53,000	404,478
CLP Holdings Ltd.	142,500	1,331,928

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Futu Holdings Ltd. (ADR)	4,629	$	$ 433,923
Henderson Land Development Co. Ltd.	127,025		403,099
HKT Trust & HKT Ltd.	292,013		434,286
Hong Kong & China Gas Co. Ltd.	1,003,722		834,397
Hong Kong Exchanges & Clearing Ltd.	95,958		4,459,881
Hongkong Land Holdings Ltd.	87,500		626,114
Link REIT (REIT)	228,980		1,068,214
MTR Corp. Ltd. (x)	135,500		528,703
Power Assets Holdings Ltd.	117,500		857,389
Prudential plc	216,070		2,877,329
Sino Land Co. Ltd.	319,172		419,947
Sun Hung Kai Properties Ltd.	111,500		1,606,871
Swire Pacific Ltd., Class A	24,000		250,884
Techtronic Industries Co. Ltd.	117,500		1,961,618
WH Group Ltd. (m)	659,103		698,729
Wharf Real Estate Investment Co. Ltd.	154,900		424,353

			28,665,351

Indonesia (0.1%)
Jardine Matheson Holdings Ltd.	13,600		843,200

Ireland (0.4%)
AerCap Holdings NV	14,330		2,089,027
AIB Group plc	176,377		2,072,692
Bank of Ireland Group plc	76,100		1,516,862
Kerry Group plc, Class A	13,199		1,212,152
Kingspan Group plc	13,103		1,198,503

			8,089,236

Israel (1.1%)
Azrieli Group Ltd. (x)	3,713		505,302
Bank Hapoalim BM	99,710		2,299,635
Bank Leumi Le-Israel BM	125,876		2,815,965
Check Point Software Technologies Ltd.*	6,688		879,004
Elbit Systems Ltd.	2,389		1,816,977
Enlight Renewable Energy Ltd.*	11,920		1,055,560
Harel Insurance Investments & Financial Services Ltd. (x)	10,132		534,226
ICL Group Ltd.	73,497		368,710
Israel Discount Bank Ltd., Class A	95,781		949,915
Mizrahi Tefahot Bank Ltd.	13,782		911,204
Nova Ltd.*	2,598		1,381,072
OPC Energy Ltd.*	14,598		454,468
Phoenix Financial Ltd.	19,950		1,105,426
Teva Pharmaceutical Industries Ltd. (ADR)*	97,472		3,302,351
Tower Semiconductor Ltd.*	9,543		2,456,758

			20,836,573

Italy (3.2%)
Banca Mediolanum SpA	19,982		497,629
Banca Monte dei Paschi di Siena SpA	168,195		2,088,482
Banco BPM SpA	98,031		1,693,167
BPER Banca SpA	133,040		2,088,230
Coca-Cola HBC AG	17,993		1,174,492
Davide Campari-Milano NV (x)	45,395		282,604
Enel SpA	652,945		7,502,037
Eni SpA	155,575		$3,638,998
Ferrari NV	10,706		3,967,680
FinecoBank Banca Fineco SpA	52,382		1,314,153
Generali (x)	72,647		3,537,542
Intesa Sanpaolo SpA	1,188,807		8,143,326
Italgas SpA	50,434		584,106
Leonardo SpA	34,366		1,842,893
Moncler SpA	18,618		1,080,242
Poste Italiane SpA (x)	38,174		1,248,663
Prysmian SpA	23,836		4,004,086
Recordati Industria Chimica e Farmaceutica SpA	9,973		584,648
Ryanair Holdings plc	35,757		1,119,468
Snam SpA	171,885		1,237,161
Telecom Italia SpA*	153,323		1,397,427
Terna - Rete Elettrica Nazionale	119,581		1,399,126
UniCredit SpA	116,216		10,397,528
Unipol Assicurazioni SpA (x)	29,445		821,805

			61,645,493

Ivory Coast (0.0%)†
Endeavour Mining plc	16,764		829,437

Japan (23.0%)
Advantest Corp.	62,700		12,745,385
Aeon Co. Ltd.	188,800		1,558,169
AGC, Inc. (x)	16,800		726,521
Aisin Corp.	39,800		537,787
Ajinomoto Co., Inc.	73,300		2,666,430
ANA Holdings, Inc.	17,300		316,861
Asahi Group Holdings Ltd. (x)	126,000		1,198,763
Asahi Kasei Corp.	104,200		1,149,365
Asics Corp.	60,100		1,634,404
Astellas Pharma, Inc.	153,200		2,059,590
Bandai Namco Holdings, Inc.	43,100		1,007,214
Bridgestone Corp. (x)	91,400		1,924,431
Canon, Inc. (x)	68,500		1,750,450
Capcom Co. Ltd. (x)	22,800		423,155
Central Japan Railway Co.	63,100		1,354,207
Chiba Bank Ltd. (The) (x)	48,000		729,999
Chubu Electric Power Co., Inc.	57,800		1,086,916
Chugai Pharmaceutical Co. Ltd.	57,000		2,639,054
Dai Nippon Printing Co. Ltd.	32,400		593,308
Daifuku Co. Ltd. (x)	28,000		1,245,629
Daiichi Life Group, Inc.	298,000		3,266,217
Daiichi Sankyo Co. Ltd.	146,000		2,342,994
Daikin Industries Ltd.	22,400		3,402,543
Daito Trust Construction Co. Ltd.	24,500		467,307
Daiwa House Industry Co. Ltd.	47,000		1,272,373
Daiwa Securities Group, Inc.	113,300		1,114,050
Denso Corp.	137,100		1,583,618
Disco Corp.	7,400		3,760,935
East Japan Railway Co.	82,327		1,725,584
Ebara Corp. (x)	40,100		1,572,629
Eisai Co. Ltd.	23,300		588,840
ENEOS Holdings, Inc.	220,190		1,620,925
FANUC Corp.	79,200		3,621,426
Fast Retailing Co. Ltd.	16,200		8,285,118
Fuji Electric Co. Ltd.	11,800		998,524
FUJIFILM Holdings Corp.	94,600		2,034,695
Fujikura Ltd.	128,100		4,972,646
Fujitsu Ltd.	149,300		2,979,467

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Furukawa Electric Co. Ltd.	56,000	$	$ 1,665,404
Hankyu Hanshin Holdings, Inc.	20,300		533,866
Hikari Tsushin, Inc.	1,500		328,223
Hitachi Ltd.	378,700		10,523,902
Honda Motor Co. Ltd.	313,200		2,837,349
Hoya Corp.	28,700		4,628,403
Hulic Co. Ltd. (x)	39,300		409,927
Ibiden Co. Ltd.	20,300		3,047,786
Idemitsu Kosan Co. Ltd.	69,185		508,160
IHI Corp.	81,700		1,380,455
Inpex Corp. (x)	75,500		1,521,300
Isuzu Motors Ltd.	42,100		556,699
ITOCHU Corp.	475,000		5,461,834
Japan Exchange Group, Inc.	78,600		990,599
Japan Post Bank Co. Ltd.	152,100		2,897,384
Japan Post Holdings Co. Ltd.	144,300		1,934,535
Japan Post Insurance Co. Ltd.	46,200		435,628
Japan Tobacco, Inc. (x)	94,200		3,461,618
JFE Holdings, Inc.	46,000		443,085
JX Advanced Metals Corp.	47,900		1,324,997
Kajima Corp.	36,000		1,314,484
Kansai Electric Power Co., Inc. (The) (x)	76,700		1,077,968
Kao Corp. (x)	76,800		1,522,491
Kawasaki Heavy Industries Ltd. (x)	65,700		1,196,547
Kawasaki Kisen Kaisha Ltd. (x)	32,500		498,312
KDDI Corp.	248,300		4,188,552
Keyence Corp.	16,140		8,131,765
Kikkoman Corp. (x)	61,700		632,804
Kioxia Holdings Corp.*	26,900		15,272,261
Kirin Holdings Co. Ltd. (x)	65,300		1,118,925
Komatsu Ltd.	73,700		2,884,663
Konami Group Corp.	8,200		896,197
Kubota Corp. (x)	85,200		1,426,398
Kyocera Corp.	100,200		2,221,538
Kyowa Kirin Co. Ltd. (x)	17,800		284,325
Lasertec Corp. (x)	6,800		2,115,759
LY Corp.	213,600		571,372
Makita Corp.	20,100		719,614
Marubeni Corp. (x)	119,700		3,485,640
Minebea Mitsumi, Inc.	30,300		899,145
Mitsubishi Chemical Group Corp.	102,100		709,382
Mitsubishi Corp.	258,800		6,961,489
Mitsubishi Electric Corp.	161,400		5,918,726
Mitsubishi Estate Co. Ltd.	90,100		2,293,221
Mitsubishi HC Capital, Inc. (x)	73,600		595,529
Mitsubishi Heavy Industries Ltd.	272,090		6,195,339
Mitsubishi UFJ Financial Group, Inc.	914,600		18,143,921
Mitsui & Co. Ltd.	202,400		5,637,099
Mitsui Fudosan Co. Ltd.	212,400		1,956,822
Mitsui Kinzoku Co. Ltd. (x)	4,700		1,258,515
Mitsui OSK Lines Ltd. (x)	28,500		912,372
Mizuho Financial Group, Inc.	202,543		9,725,918
MS&AD Insurance Group Holdings, Inc.	102,240		2,670,211
Murata Manufacturing Co. Ltd.	138,700		9,996,321
NEC Corp.	105,100		2,551,466
Nexon Co. Ltd. (x)	28,900		384,426
Nidec Corp.*	73,600		1,209,015
Nintendo Co. Ltd.	93,700		3,934,890
Nippon Building Fund, Inc. (REIT) (x)	600		464,124
Nippon Paint Holdings Co. Ltd. (x)	82,600		$537,622
Nippon Sanso Holdings Corp.	14,800		546,057
Nippon Steel Corp. (x)	424,040		1,404,520
Nippon Yusen KK (x)	35,300		1,135,241
Nissan Motor Co. Ltd. (x)*	197,400		366,443
Nitori Holdings Co. Ltd. (x)	35,000		520,207
Nitto Denko Corp.	59,800		1,177,997
Nomura Holdings, Inc.	255,600		2,230,365
Nomura Research Institute Ltd.	32,998		934,918
NTT, Inc.	2,530,300		2,256,715
Obayashi Corp.	56,300		1,139,638
Obic Co. Ltd.	26,100		611,957
Olympus Corp.	94,500		993,328
Oriental Land Co. Ltd. (x)	92,700		1,419,061
ORIX Corp.	93,900		3,558,799
Osaka Gas Co. Ltd.	30,900		1,039,407
Otsuka Corp. (x)	15,900		272,227
Otsuka Holdings Co. Ltd. (x)	36,900		2,444,124
Pan Pacific International Holdings Corp.	168,000		857,467
Panasonic Holdings Corp.	197,800		5,553,774
Rakuten Group, Inc.*	128,400		599,065
Recruit Holdings Co. Ltd.	113,500		7,900,673
Renesas Electronics Corp.	150,700		4,552,335
Resona Holdings, Inc.	177,005		2,308,659
Resonac Holdings Corp.	15,000		1,672,613
Ryohin Keikaku Co. Ltd.	44,900		980,926
Sanrio Co. Ltd. (x)	67,000		452,846
SBI Holdings, Inc.	44,440		722,812
SCREEN Holdings Co. Ltd.	13,700		1,531,460
Secom Co. Ltd.	33,800		1,343,163
Seibu Holdings, Inc. (x)	18,200		355,557
Sekisui House Ltd.	48,700		1,013,287
Seven & i Holdings Co. Ltd.	161,700		1,949,235
Shimano, Inc. (x)	6,000		640,813
Shimizu Corp.	41,500		658,107
Shin-Etsu Chemical Co. Ltd.	140,200		6,113,781
Shionogi & Co. Ltd.	63,900		1,093,324
Shiseido Co. Ltd. (x)	33,900		548,205
SMC Corp.	4,600		2,046,848
SoftBank Corp.	2,436,800		3,118,911
SoftBank Group Corp.	315,100		11,821,805
Sompo Holdings, Inc.	69,975		2,669,240
Sony Group Corp.	500,300		10,032,332
Subaru Corp.	44,000		648,371
Sumitomo Corp.	348,000		3,343,389
Sumitomo Electric Industries Ltd.	242,400		4,474,364
Sumitomo Metal Mining Co. Ltd.	21,899		1,023,395
Sumitomo Mitsui Financial Group, Inc.	311,291		12,170,402
Sumitomo Mitsui Trust Group, Inc.	54,536		2,035,880
Sumitomo Realty & Development Co. Ltd.	51,500		1,184,851
Suntory Beverage & Food Ltd. (x)	10,000		276,672
Suzuki Motor Corp.	132,900		1,599,735
T&D Holdings, Inc.	37,400		1,107,898
Taisei Corp.	12,100		1,072,385
Takeda Pharmaceutical Co. Ltd.	134,663		4,251,493
TDK Corp.	165,000		3,685,465
Terumo Corp.	113,900		1,567,304
Toho Co. Ltd. (x)	38,300		306,161

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Tokio Marine Holdings, Inc.	153,200	$6,783,794
Tokyo Electron Ltd.	38,000	18,376,554
Tokyo Gas Co. Ltd.	25,400	955,096
TOPPAN Holdings, Inc.	20,100	637,479
Toray Industries, Inc.	118,600	823,275
Toyota Motor Corp.	804,050	13,484,127
Toyota Tsusho Corp.	54,600	2,037,012
Unicharm Corp. (x)	101,600	591,116
West Japan Railway Co. (x)	35,900	602,075
Yamaha Motor Co. Ltd. (x)	79,300	600,362
Yokogawa Electric Corp.	18,600	653,404
Yokohama Financial Group, Inc.	83,300	889,882
Zensho Holdings Co. Ltd. (x)	8,400	416,730

		438,550,764

Luxembourg (0.2%)
ArcelorMittal SA	36,237	2,178,931
CVC Capital Partners plc (m)(x)	20,576	298,998
Eurofins Scientific SE	10,725	840,787

		3,318,716

Macau (0.1%)
Galaxy Entertainment Group Ltd.	172,000	647,690
Sands China Ltd. (x)	186,800	312,177

		959,867

Mexico (0.0%)†
Fresnillo plc	17,886	651,816

Netherlands (5.9%)
ABN AMRO Bank NV (CVA) (m)	49,706	2,114,040
Adyen NV (m)*	2,151	2,008,815
Akzo Nobel NV (x)	12,996	881,431
Argenx SE*	5,280	4,897,820
ASM International NV	3,972	4,546,765
ASML Holding NV	33,238	65,918,995
ASR Nederland NV	14,418	1,088,285
BE Semiconductor Industries NV	6,275	2,060,481
Euronext NV (m)	6,650	1,063,890
EXOR NV	7,970	610,612
Heineken Holding NV	11,407	870,227
Heineken NV	25,069	2,108,577
ING Groep NV	248,647	7,866,536
Koninklijke Ahold Delhaize NV	75,768	3,049,307
Koninklijke KPN NV	324,528	1,609,944
Koninklijke Philips NV	65,211	1,771,907
Magnum Ice Cream Co. NV (The)*	42,450	738,604
Nebius Group NV, Class A (x)*	17,292	4,775,532
NN Group NV	21,317	1,867,822
Universal Music Group NV	86,590	1,813,850
Wolters Kluwer NV	20,023	1,294,109

		112,957,549

New Zealand (0.2%)
Auckland International Airport Ltd.	135,558	643,403
Contact Energy Ltd.	82,560	437,485
Fisher & Paykel Healthcare Corp. Ltd.	49,145	1,087,015
Infratil Ltd.	83,315	731,032
Meridian Energy Ltd.	123,596	408,967
Xero Ltd. (x)*	14,421	724,875

		4,032,777

Nigeria (0.0%)†
Airtel Africa plc (m)	75,475	328,133

Norway (0.5%)
Aker BP ASA	27,293	830,240
DNB Bank ASA	69,592	2,070,002
Equinor ASA	60,210	1,891,985
Gjensidige Forsikring ASA	19,026	515,121
Kongsberg Gruppen ASA	36,650	1,105,009
Mowi ASA	36,227	670,028
Norsk Hydro ASA	119,106	1,073,666
Orkla ASA	57,730	608,134
Salmar ASA	5,312	248,840
Telenor ASA	51,239	736,384
Var Energi ASA	80,165	331,116

		10,080,525

Poland (0.0%)†
InPost SA*	20,677	364,084

Portugal (0.2%)
Banco Comercial Portugues SA, Class R	635,884	752,734
EDP SA	268,309	1,404,669
Galp Energia SGPS SA	36,586	778,927
Jeronimo Martins SGPS SA	22,028	421,939

		3,358,269

Singapore (1.8%)
CapitaLand Ascendas REIT (REIT)	346,303	668,049
CapitaLand Integrated Commercial Trust (REIT)	541,595	995,472
CapitaLand Investment Ltd.	196,400	379,178
DBS Group Holdings Ltd.	176,510	8,918,488
Grab Holdings Ltd., Class A*	190,892	719,663
Keppel Ltd.	129,600	1,104,052
Oversea-Chinese Banking Corp. Ltd.	287,506	5,530,687
Sea Ltd. (ADR)*	32,195	3,085,247
Sembcorp Industries Ltd.	92,500	455,589
Singapore Airlines Ltd.	128,400	765,486
Singapore Exchange Ltd.	68,500	1,281,428
Singapore Technologies Engineering Ltd.	135,800	1,095,719
Singapore Telecommunications Ltd.	639,000	2,189,646
STMicroelectronics NV (x)	54,114	4,040,715
United Overseas Bank Ltd.	106,175	3,273,539

		34,502,958

South Africa (0.2%)
Anglo American plc	90,791	4,446,708

South Korea (0.0%)†
Delivery Hero SE (m)(x)*	14,525	597,568

Spain (3.7%)
Acciona SA (x)	1,985	629,103
ACS Actividades de Construccion y Servicios SA	14,946	2,207,033
Aena SME SA (m)	64,680	1,971,631
Amadeus IT Group SA (x)	38,191	2,193,343
Banco Bilbao Vizcaya Argentaria SA	484,638	12,157,650
Banco de Sabadell SA	434,442	1,543,217
Banco Santander SA	1,226,430	16,966,592
Bankinter SA	56,024	939,973

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
CaixaBank SA	300,762	$4,268,912
Cellnex Telecom SA (m)	40,172	1,202,969
EDP Renewables SA (x)	29,250	473,738
Endesa SA (x)	27,060	1,233,174
Iberdrola SA	520,819	12,998,758
Indra Sistemas SA (x)	6,579	361,602
Industria de Diseno Textil SA	92,691	5,841,782
Mapfre SA	79,976	395,835
Naturgy Energy Group SA	35,277	1,106,956
Redeia Corp. SA (x)	32,907	559,948
Repsol SA (x)	96,248	2,396,085
Telefonica SA (x)	322,268	1,295,269

		70,743,570

Sweden (3.0%)
AddTech AB, Class B	20,513	723,050
Alfa Laval AB	25,173	1,498,756
Assa Abloy AB, Class B	85,597	3,023,657
Atlas Copco AB, Class A	215,637	4,377,174
Atlas Copco AB, Class B	132,195	2,342,877
Beijer Ref AB, Class B	33,362	488,838
Boliden AB	23,243	1,312,354
Epiroc AB, Class A	52,906	1,451,437
Epiroc AB, Class B	31,588	733,208
EQT AB (x)	37,018	1,047,326
Essity AB, Class B	49,005	1,386,545
Evolution AB (m)*	10,187	702,024
Fastighets AB Balder, Class B (x)*	62,734	334,711
H & M Hennes & Mauritz AB, Class B (x)	36,225	623,230
Hexagon AB, Class B	176,236	1,457,848
Industrivarden AB, Class C	12,394	680,417
Industrivarden AB, Class A	9,292	521,031
Indutrade AB	22,340	462,144
Investment AB Latour, Class B (x)	12,494	248,297
Investor AB, Class B	148,215	6,156,905
L E Lundbergforetagen AB, Class B	6,880	396,625
Lifco AB, Class B	19,046	624,088
Nibe Industrier AB, Class B	131,172	487,611
Saab AB, Class B	27,230	1,412,597
Sagax AB, Class B	18,372	292,310
Sandvik AB	90,497	3,735,666
Securitas AB, Class B	39,095	642,048
Skandinaviska Enskilda Banken AB, Class A	130,474	2,596,746
Skanska AB, Class B	28,701	768,147
SKF AB, Class B (x)	29,205	749,918
Svenska Cellulosa AB SCA, Class B	51,705	528,748
Svenska Handelsbanken AB, Class A	116,575	1,715,356
Swedbank AB, Class A	73,010	2,726,740
Swedish Orphan Biovitrum AB*	16,219	773,126
Tele2 AB, Class B	43,760	761,195
Telefonaktiebolaget LM Ericsson, Class B	237,338	2,649,204
Telia Co. AB	207,646	1,011,074
Trelleborg AB, Class B	16,961	706,420
Volvo AB, Class B	134,902	4,586,279

		56,735,727

Switzerland (6.1%)
ABB Ltd. (Registered)	132,774	14,406,126
Avolta AG	7,138	478,282
Banque Cantonale Vaudoise (Registered) (x)	2,844	416,712
Barry Callebaut AG (Registered)	294	407,564
Belimo Holding AG (Registered)	789	889,606
BKW AG	1,590	267,700
Chocoladefabriken Lindt & Spruengli AG	87	1,012,239
Chocoladefabriken Lindt & Spruengli AG (Registered)	8	950,616
Cie Financiere Richemont SA (Registered)	45,546	10,568,737
DSM-Firmenich AG (x)	14,940	1,417,296
EMS-Chemie Holding AG (Registered) (x)	646	554,343
Galderma Group AG	15,591	3,545,437
Geberit AG (Registered)	2,868	1,913,829
Givaudan SA (Registered)	779	3,301,074
Helvetia Baloise Holding AG	6,714	1,733,697
Julius Baer Group Ltd.	17,782	1,537,031
Kuehne + Nagel International AG (Registered)	4,210	1,021,481
Logitech International SA (Registered)	12,391	1,162,095
Lonza Group AG (Registered)	5,987	4,040,428
Nestle SA (Registered)	220,633	22,657,702
Partners Group Holding AG	1,932	1,581,922
Sandoz Group AG	35,331	3,192,769
Schindler Holding AG	3,565	1,181,734
Schindler Holding AG (Registered)	1,870	594,689
SGS SA (Registered)	13,972	1,619,246
Sika AG (Registered)	12,999	2,678,358
Sonova Holding AG (Registered)	4,503	1,069,472
Straumann Holding AG (Registered)	9,476	1,246,261
Swatch Group AG (The)	2,666	652,188
Swiss Life Holding AG (Registered)	2,413	2,654,657
Swiss Prime Site AG (Registered)	7,140	1,165,255
Swisscom AG (Registered)	2,156	1,663,884
UBS Group AG (Registered)	269,485	13,349,924
VAT Group AG (m)	2,350	2,055,907
Zurich Insurance Group AG	12,811	9,461,557

		116,449,818

United Arab Emirates (0.0%)
NMC Health plc (r)*	12,466	—

United Kingdom (10.7%)
3i Group plc	84,328	2,783,153
Admiral Group plc	20,506	968,658
Associated British Foods plc	27,337	720,547
AstraZeneca plc	129,493	24,225,350
Aviva plc	259,006	2,234,760
BAE Systems plc	254,569	6,227,806
Barclays plc	1,175,180	7,891,939
British American Tobacco plc	171,959	10,606,108
BT Group plc	505,864	1,275,697
Bunzl plc	28,643	999,372
Centrica plc	365,707	828,816
CK Hutchison Holdings Ltd.	228,152	1,939,189
Coca-Cola Europacific Partners plc	17,635	1,764,734
Compass Group plc	144,505	4,668,870
Diageo plc	188,807	3,794,983
GSK plc	345,769	9,072,616

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Halma plc	32,625	$1,704,446
HSBC Holdings plc	1,471,462	27,951,087
Imperial Brands plc	63,872	2,361,602
Informa plc	109,893	1,318,801
International Consolidated Airlines Group SA	101,475	643,821
Intertek Group plc	13,045	1,005,138
J Sainsbury plc	133,053	564,660
Kingfisher plc	147,753	555,721
Land Securities Group plc (REIT)	54,116	467,601
Legal & General Group plc	448,511	1,703,252
Lloyds Banking Group plc	4,999,635	7,377,293
London Stock Exchange Group plc	38,927	4,215,235
M&G plc	195,331	871,561
Marks & Spencer Group plc	164,106	810,216
Melrose Industries plc	108,127	681,834
National Grid plc	422,210	6,990,451
NatWest Group plc	678,877	5,983,607
Next plc	9,833	1,897,616
Pearson plc	40,454	642,318
Reckitt Benckiser Group plc	54,744	3,568,927
RELX plc	154,517	4,866,974
Rentokil Initial plc	217,865	1,233,439
Rolls-Royce Holdings plc	712,748	13,684,878
Sage Group plc (The)	83,063	899,553
Schroders plc	57,151	445,393
Segro plc (REIT)	109,563	1,273,111
Severn Trent plc	21,978	858,967
Smith & Nephew plc	66,236	952,119
Smiths Group plc	27,507	934,654
Spirax Group plc	6,015	545,768
SSE plc	102,379	3,308,811
Standard Chartered plc	152,422	4,131,362
Standard Life plc	60,488	668,696
Tesco plc	541,137	3,304,200
Unilever plc	185,141	11,112,710
United Utilities Group plc	60,827	1,055,395
Verisure plc (x)*	21,392	238,748
Vodafone Group plc	1,580,314	2,088,077
Wise Group plc, Class A*	54,859	658,298

		203,578,938

United States (7.1%)
Aegon Ltd.	107,866	917,133
Alcon AG	42,575	2,878,856
AP Moller - Maersk A/S, Class A (x)	214	493,830
AP Moller - Maersk A/S, Class B	286	678,624
BP plc	1,332,630	8,201,568
Buzzi SpA	6,670	341,498
Experian plc	77,838	2,617,510
Ferrovial NV	40,608	2,785,732
Haleon plc	754,339	3,480,756
Holcim AG	43,342	3,924,015
InterContinental Hotels Group plc	12,215	2,106,904
Novartis AG (Registered)	156,821	24,556,176
Octave Intelligence plc (SDR)*	17,623	284,255
QIAGEN NV (x)	16,397	635,368
Roche Holding AG	60,162	24,764,034
Roche Holding AG (OTC US Exchange)	2,724	1,143,942
Sanofi SA	93,146	7,959,561
Schneider Electric SE	46,497	15,254,905
Shell plc	482,527	18,690,344
Spotify Technology SA*	12,560	5,766,673
Stellantis NV*	164,237	934,655
Sunbelt Rentals Holdings, Inc.	34,947	2,550,534
Swiss Re AG	25,343	4,032,124
Tenaris SA	27,539	762,095

		135,761,092

Total Common Stocks (97.0%) (Cost $958,185,709)		1,851,371,344

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)†
ACS Actividades de Construccion y Servicios SA, expiring 7/13/26* (Cost $31,932)	14,946	31,371

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.7%)
Allspring Government Money Market Fund, Select Shares 3.57% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	18,871,550	18,871,550
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.56% (7 day yield) (xx)	5,000,000	5,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.58% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		31,871,550

Total Short-Term Investments (1.7%) (Cost $31,871,550)		31,871,550

Total Investments in Securities (98.7%) (Cost $990,089,191)		1,883,274,265
Other Assets Less Liabilities (1.3%)		24,117,656

Net Assets (100%)		$1,907,391,921

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the market value or fair value, as applicable, of these securities amounted to $18,858,619 or 1.0% of net assets.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $65,163,620. This was collateralized by $37,070,855 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/9/26 – 5/15/56 and by cash of $31,871,550 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israel New Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	268	9/2026	EUR	19,463,140	235,181
FTSE 100 Index	86	9/2026	GBP	12,025,185	14,278
SPI 200 Index	32	9/2026	AUD	4,860,851	(83,419)
TOPIX Index	48	9/2026	JPY	11,817,338	432,423

					598,463

Forward Foreign Currency Contracts outstanding as of June 30, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	1,701,485	USD	1,941,865	HSBC Bank plc	9/18/2026	8,731
USD	16,486,095	EUR	14,215,066	HSBC Bank plc	9/18/2026	189,824

Total unrealized appreciation						198,555

AUD	7,336,958	USD	5,140,648	HSBC Bank plc	9/18/2026	(68,128)
GBP	9,589,612	USD	12,847,418	HSBC Bank plc	9/18/2026	(127,289)
JPY	1,757,205,229	USD	11,034,234	HSBC Bank plc	9/18/2026	(157,290)
USD	2,044,377	GBP	1,548,153	HSBC Bank plc	9/18/2026	(9,169)

Total unrealized depreciation						(361,876)

Net unrealized depreciation						(163,321)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 9,206, CHF 2,004, DKK 1,967, EUR 33,145,813, GBP 274,811, HKD 2,000, ILS 4,748, JPY 955,964, NOK 1,923, NZD 7,397, SEK 1,976 and SGD 3,424.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$133,607,699	$—		$133,607,699
Austria	—	6,772,665	—		6,772,665
Belgium	—	16,535,947	—		16,535,947
Brazil	—	612,001	—		612,001
Chile	—	1,500,732	—		1,500,732
China	—	8,005,348	—		8,005,348
Czech Republic	—	244,216	—		244,216
Denmark	—	30,083,239	—		30,083,239
Finland	—	22,600,329	—		22,600,329
France	—	151,947,082	—		151,947,082
Germany	—	160,411,467	—		160,411,467
Guatemala	722,450	—	—		722,450
Hong Kong	433,923	28,231,428	—		28,665,351
Indonesia	843,200	—	—		843,200
Ireland	2,089,027	6,000,209	—		8,089,236
Israel	4,181,355	16,655,218	—		20,836,573
Italy	—	61,645,493	—		61,645,493
Ivory Coast	—	829,437	—		829,437
Japan	—	438,550,764	—		438,550,764
Luxembourg	—	3,318,716	—		3,318,716
Macau	—	959,867	—		959,867
Mexico	—	651,816	—		651,816
Netherlands	4,775,532	108,182,017	—		112,957,549
New Zealand	—	4,032,777	—		4,032,777
Nigeria	—	328,133	—		328,133
Norway	—	10,080,525	—		10,080,525
Poland	—	364,084	—		364,084
Portugal	—	3,358,269	—		3,358,269
Singapore	3,804,910	30,698,048	—		34,502,958
South Africa	—	4,446,708	—		4,446,708
South Korea	—	597,568	—		597,568
Spain	—	70,743,570	—		70,743,570
Sweden	—	56,735,727	—		56,735,727
Switzerland	—	116,449,818	—		116,449,818
United Arab Emirates	—	—	—	(a)	— (a)
United Kingdom	1,764,734	201,814,204	—		203,578,938
United States	5,766,673	129,994,419	—		135,761,092
Forward Currency Contracts	—	198,555	—		198,555
Futures	681,882	—	—		681,882
Rights
Spain	—	31,371	—		31,371
Short-Term Investments
Investment Companies	31,871,550	—	—		31,871,550

Total Assets	$56,935,236	$1,827,219,466	$—		$1,884,154,702

Liabilities:
Forward Currency Contracts	$—	$(361,876)	$—		$(361,876)
Futures	(83,419)	—	—		(83,419)

Total Liabilities	$(83,419)	$(361,876)	$—		$(445,295)

Total	$56,851,817	$1,826,857,590	$—		$1,883,709,407

(a) Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$198,555
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	681,882	*

Total		$880,437

	Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(361,876)
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	(83,419	)*

Total		$(445,295)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$827,213	$827,213
Equity contracts	11,523,557	—	11,523,557

Total	$11,523,557	$827,213	$12,350,770

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(24,247)	$(24,247)
Equity contracts	(1,448,011)	—	(1,448,011)

Total	$(1,448,011)	$(24,247)	$(1,472,258)

^ The Portfolio held forward foreign currency contracts and futures contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$145,453,000
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$84,474,000
Average settlement value sold — in USD	66,282,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2026:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$198,555	$(198,555)	$—	$—

Total	$198,555	$(198,555)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$361,876	$(198,555)	$—	$163,321

Total	$361,876	$(198,555)	$—	$163,321

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$139,497,629
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$165,820,135

During the period ended June 30, 2026, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 6%)*	Net Proceeds of Sales and Redemptions (affiliated 15%)*	Net Realized Gain (Loss)
$ 8,013,045	$24,612,996	$3,789,241

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$915,911,485
Aggregate gross unrealized depreciation	(74,406,478)

Net unrealized appreciation	$841,505,007

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,042,204,400

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $990,089,191)	$1,883,274,265
Cash	8,752,373
Foreign cash (Cost $32,508,714)	34,411,233
Cash held as collateral at broker for futures	3,184,870
Dividends, interest and other receivables	12,205,933
Due from broker for futures variation margin	344,348
Unrealized appreciation on forward foreign currency contracts	198,555
Receivable for Portfolio shares sold	22,018
Securities lending income receivable	20,093
Receivable for securities sold	69
Other assets	37,077

Total assets	1,942,450,834

LIABILITIES
Payable for return of collateral on securities loaned	31,871,550
Payable for Portfolio shares repurchased	1,783,648
Investment management fees payable	703,169
Unrealized depreciation on forward foreign currency contracts	361,876
Administrative fees payable	195,002
Distribution fees payable – Class IB	18,378
Payable for securities purchased	429
Accrued expenses	124,861

Total liabilities	35,058,913

Commitments and contingent liabilities^
NET ASSETS	$1,907,391,921

Net assets were comprised of:
Paid in capital	$1,019,880,886
Total distributable earnings (loss)	887,511,035

Net assets	$1,907,391,921

Class IB
Net asset value, offering and redemption price per share, $89,794,326 / 5,020,547 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.89

Class K
Net asset value, offering and redemption price per share, $1,817,597,595 / 100,652,583 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.06

(x)	Includes value of securities on loan of $65,163,620.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,465,157 foreign withholding tax)	$31,205,183
Interest	524,872
Securities lending (net)	179,928

Total income	31,909,983

EXPENSES
Investment management fees	4,328,527
Administrative fees	1,197,575
Custodian fees	131,697
Distribution fees – Class IB	110,873
Professional fees	71,705
Printing and mailing expenses	50,470
Trustees’ fees	30,393
Miscellaneous	69,146

Total expenses	5,990,386

NET INVESTMENT INCOME (LOSS)	25,919,597

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	49,470,388
Futures contracts	11,523,557
Forward foreign currency contracts	827,213
Foreign currency transactions	5,043,879

Net realized gain (loss)	66,865,037

Change in unrealized appreciation (depreciation) on:
Investments in securities	86,162,928
Futures contracts	(1,448,011)
Forward foreign currency contracts	(24,247)
Foreign currency translations	(6,669,826)

Net change in unrealized appreciation (depreciation)	78,020,844

NET REALIZED AND UNREALIZED GAIN (LOSS)	144,885,881

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$170,805,478

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$25,919,597	$38,930,253
Net realized gain (loss)	66,865,037	37,719,787
Net change in unrealized appreciation (depreciation)	78,020,844	359,340,600

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	170,805,478	435,990,640

Distributions to shareholders:
Class IB	—	(5,006,070)
Class K	—	(107,319,529)

Total distributions to shareholders	—	(112,325,599)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 141,384 and 396,011 shares, respectively ]	2,438,343	6,088,578
Capital shares issued in reinvestment of dividends and distributions [ 0 and 309,730 shares, respectively ]	—	5,006,070
Capital shares repurchased [ (555,509) and (1,289,080) shares, respectively ]	(9,566,520)	(19,865,253)

Total Class IB transactions	(7,128,177)	(8,770,605)

Class K
Capital shares sold [ 267,930 and 5,098,683 shares, respectively ]	4,601,839	74,451,783
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,586,908 shares, respectively ]	—	107,319,529
Capital shares repurchased [ (11,439,046) and (20,038,516) shares, respectively ]	(198,240,502)	(313,520,381)

Total Class K transactions	(193,638,663)	(131,749,069)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(200,766,840)	(140,519,674)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(29,961,362)	183,145,367
NET ASSETS:
Beginning of period	1,937,353,283	1,754,207,916

End of period	$1,907,391,921	$1,937,353,283

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022		2021
Net asset value, beginning of period	$16.39		$13.80	$14.02	$12.27	$14.70		$14.30

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21		0.28	0.28	0.26	0.25		0.27	(aa)
Net realized and unrealized gain (loss)	1.29		3.28	0.12	1.80	(2.45)		1.22

Total from investment operations	1.50		3.56	0.40	2.06	(2.20)		1.49

Less distributions:
Dividends from net investment income	—		(0.36)	(0.39)	(0.31)	(0.14)		(0.48)
Distributions from net realized gains	—		(0.61)	(0.23)	—	(0.09)		(0.61)

Total dividends and distributions	—		(0.97)	(0.62)	(0.31)	(0.23)		(1.09)

Net asset value, end of period	$17.89		$16.39	$13.80	$14.02	$12.27		$14.70

Total return (b)(y)	9.15%		25.90%	2.66%	16.86%	(14.94)%		10.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$89,794		$89,078	$83,051	$88,412	$86,300		$108,731
Ratio of expenses to average net assets (a)(f)	0.86%		0.86%	0.87%	0.87%	0.91	(h)	0.91	(h)
Ratio of net investment income (loss) to average net assets (a)(g)	2.45%		1.83%	1.92%	1.98%	1.96%		1.74	%(bb)
Portfolio turnover rate^	8	%(z)	4%	2%	2%	8%		3%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022		2021
Net asset value, beginning of period	$16.53		$13.91	$14.12	$12.35	$14.80		$14.38

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23		0.33	0.32	0.30	0.28		0.31	(aa)
Net realized and unrealized gain (loss)	1.30		3.29	0.12	1.81	(2.47)		1.23

Total from investment operations	1.53		3.62	0.44	2.11	(2.19)		1.54

Less distributions:
Dividends from net investment income	—		(0.39)	(0.42)	(0.34)	(0.17)		(0.51)
Distributions from net realized gains	—		(0.61)	(0.23)	—	(0.09)		(0.61)

Total dividends and distributions	—		(1.00)	(0.65)	(0.34)	(0.26)		(1.12)

Net asset value, end of period	$18.06		$16.53	$13.91	$14.12	$12.35		$14.80

Total return (b)(y)	9.26%		26.18%	2.97%	17.19%	(14.77)%		10.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,817,598		$1,848,276	$1,671,156	$1,865,039	$1,897,124		$2,287,419
Ratio of expenses to average net assets (a)(f)	0.61%		0.61%	0.62%	0.62%	0.66	%(h)	0.66	%(h)
Ratio of net investment income (loss) to average net assets (a)(g)	2.70%		2.09%	2.17%	2.25%	2.20%		1.98	%(bb)
Portfolio turnover rate^	8	%(z)	4%	2%	2%	8%		3%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(h)	Interest Expense of 0.08% and 0.06% for the years ended December 31, 2022 and 2021, respectively for each class.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.22 and $0.25 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.33% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.3%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	46,854	$969,878
BT Group plc	56,817	143,282
Cellnex Telecom SA (m)	4,735	141,792
Comcast Corp., Class A	24,025	589,814
Deutsche Telekom AG (Registered)	34,045	927,867
Elisa OYJ	1,410	59,199
HKT Trust & HKT Ltd.	33,818	50,295
Koninklijke KPN NV	37,945	188,240
NTT, Inc.	298,966	266,641
Orange SA	18,466	348,309
Singapore Telecommunications Ltd.	73,509	251,892
Swisscom AG (Registered)	257	198,339
Telecom Italia SpA*	16,990	154,851
Telefonica SA (x)	36,536	146,847
Telenor ASA	6,104	87,724
Telia Co. AB	23,389	113,886
Telstra Group Ltd.	38,990	137,122
Verizon Communications, Inc.	28,157	1,192,167

		5,968,145

Entertainment (0.5%)
Capcom Co. Ltd.	2,668	49,517
CTS Eventim AG & Co. KGaA	586	34,189
Electronic Arts, Inc.	1,519	311,456
Konami Group Corp.	915	100,002
Live Nation Entertainment, Inc.*	1,067	195,378
Netflix, Inc.*	28,394	2,027,332
Nexon Co. Ltd. (x)	2,962	39,400
Nintendo Co. Ltd.	10,863	456,187
Spotify Technology SA*	1,454	667,575
Take-Two Interactive Software, Inc.*	1,174	293,477
TKO Group Holdings, Inc., Class A (x)	425	85,557
Toho Co. Ltd.	5,200	41,568
Universal Music Group NV	10,027	210,041
Walt Disney Co. (The)	11,710	1,127,087
Warner Bros Discovery, Inc.*	16,712	445,542

		6,084,308

Interactive Media & Services (2.9%)
Alphabet, Inc., Class A	39,540	14,130,410
Alphabet, Inc., Class C	31,871	11,260,981
CAR Group Ltd.	3,568	63,850
LY Corp.	25,562	68,378
Meta Platforms, Inc., Class A	14,808	8,341,198
REA Group Ltd.	522	50,437
Scout24 SE (m)	692	57,216

		33,972,470

Media (0.1%)
Charter Communications, Inc., Class A (x)*	564	80,207
EchoStar Corp., Class A (x)*	919	93,279
Fox Corp., Class A	1,345	70,155
Fox Corp., Class B	938	43,936
Informa plc	12,846	154,162
News Corp., Class A	2,461	61,106
News Corp., Class B	812	22,785
Omnicom Group, Inc.	1,922	139,979
Paramount Skydance Corp., Class B (x)	2,127	20,972
Publicis Groupe SA	2,269	224,263
Trade Desk, Inc. (The), Class A*	2,879	52,052

		962,896

Wireless Telecommunication Services (0.3%)
Airtel Africa plc (m)	7,596	33,024
KDDI Corp.	29,066	490,312
Millicom International Cellular SA	921	83,590
SoftBank Corp.	285,320	365,187
SoftBank Group Corp.	36,792	1,380,348
Tele2 AB, Class B	5,435	94,541
T-Mobile US, Inc.	3,138	526,337
Vodafone Group plc	182,996	241,794

		3,215,133

Total Communication Services		50,202,952

Consumer Discretionary (5.0%)
Automobile Components (0.1%)
Aisin Corp.	4,537	61,305
Aptiv plc*	1,427	87,589
Bridgestone Corp. (x)	10,602	223,226
Cie Generale des Etablissements Michelin SCA	6,136	237,007
Continental AG	1,090	89,891
Denso Corp.	16,624	192,021
Sumitomo Electric Industries Ltd.	28,484	525,775

		1,416,814

Automobiles (1.1%)
Bayerische Motoren Werke AG	2,782	182,054
Bayerische Motoren Werke AG (Preference) (q)	528	34,666
Dr Ing hc F Porsche AG (Preference) (m)(q)	1,084	53,908
Ferrari NV	1,202	445,465
Ford Motor Co.	26,392	366,849
General Motors Co.	6,080	468,646
Honda Motor Co. Ltd.	35,977	325,924
Isuzu Motors Ltd.	5,101	67,452
Mercedes-Benz Group AG	7,162	359,482
Nissan Motor Co. Ltd. (x)*	23,013	42,720
Porsche Automobil Holding SE (Preference) (q)	1,518	46,769
Renault SA	1,832	52,556
Stellantis NV*	20,106	114,421
Subaru Corp. (x)	5,193	76,523
Suzuki Motor Corp.	15,615	187,960
Tesla, Inc.*	18,984	7,984,670
Toyota Motor Corp.	93,990	1,576,237
Volkswagen AG (Preference) (q)	2,045	163,833
Yamaha Motor Co. Ltd. (x)	8,806	66,668

		12,616,803

Broadline Retail (1.6%)
Amazon.com, Inc.*	66,009	15,732,585
eBay, Inc.	2,994	334,579
Next plc	1,139	219,809

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Pan Pacific International Holdings Corp.	18,900	$96,465
Prosus NV	12,974	563,910
Rakuten Group, Inc.*	13,989	65,267
Ryohin Keikaku Co. Ltd.	5,000	109,235
Sea Ltd. (ADR)*	3,728	357,254
Wesfarmers Ltd.	11,257	706,502

		18,185,606

Distributors (0.0%)†
D’ieteren Group	213	41,499
Genuine Parts Co.	928	109,486

		150,985

Diversified Consumer Services (0.0%)†
Pearson plc	4,683	74,356

Hotels, Restaurants & Leisure (0.8%)
Accor SA	1,807	105,056
Airbnb, Inc., Class A*	2,818	403,256
Amadeus IT Group SA	4,356	250,169
Aristocrat Leisure Ltd.	5,381	229,246
Booking Holdings, Inc.	5,225	931,304
Carnival Corp. Ltd.	8,675	247,845
Chipotle Mexican Grill, Inc.*	8,650	294,100
Compass Group plc	16,863	544,833
Darden Restaurants, Inc.	772	159,040
Delivery Hero SE (m)*	1,656	68,129
Domino’s Pizza, Inc. (x)	206	60,984
DoorDash, Inc., Class A*	2,552	470,921
Evolution AB (m)*	1,216	83,799
Expedia Group, Inc.	772	197,539
Galaxy Entertainment Group Ltd.	19,292	72,647
Hilton Worldwide Holdings, Inc.	1,535	507,256
InterContinental Hotels Group plc	1,415	244,066
Las Vegas Sands Corp.	2,011	92,888
Lottery Corp. Ltd. (The)	22,064	88,020
Marriott International, Inc., Class A	1,476	546,991
McDonald’s Corp.	4,791	1,295,055
MGM Resorts International*	1,294	61,866
Norwegian Cruise Line Holdings Ltd.*	3,096	65,357
Oriental Land Co. Ltd. (x)	10,738	164,378
Royal Caribbean Cruises Ltd.	1,682	534,085
Sands China Ltd.	23,949	40,023
Sodexo SA (x)	767	44,398
Starbucks Corp.	7,685	785,330
Wynn Resorts Ltd.	566	54,953
Yum! Brands, Inc.	1,859	297,180
Zensho Holdings Co. Ltd. (x)	881	43,707

		8,984,421

Household Durables (0.3%)
DR Horton, Inc.	1,778	289,601
Garmin Ltd.	1,105	262,482
Lennar Corp., Class A	1,451	131,301
NVR, Inc.*	18	122,641
Panasonic Holdings Corp.	23,136	649,606
PulteGroup, Inc.	1,284	176,177
Sekisui House Ltd.	5,934	123,467
Sony Group Corp.	57,965	1,162,351

		2,917,626

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	4,959	115,888
Hasbro, Inc.	906	74,827
Shimano, Inc. (x)	696	74,334

		265,049

Specialty Retail (0.7%)
AutoZone, Inc.*	111	354,749
Avolta AG	842	56,418
Best Buy Co., Inc.	1,339	101,603
Carvana Co.*	4,830	317,911
Fast Retailing Co. Ltd.	1,895	969,154
H & M Hennes & Mauritz AB, Class B (x)	4,194	72,155
Home Depot, Inc. (The)	6,716	2,368,599
Industria de Diseno Textil SA	10,816	681,671
Kingfisher plc	17,252	64,887
Lowe’s Cos., Inc.	3,777	832,791
Nitori Holdings Co. Ltd. (x)	3,850	57,223
O’Reilly Automotive, Inc.*	5,588	514,599
Ross Stores, Inc.	2,172	462,310
Sanrio Co. Ltd. (x)	9,500	64,210
TJX Cos., Inc. (The)	7,457	1,129,736
Tractor Supply Co.	3,536	111,773
Ulta Beauty, Inc.*	294	132,588
Williams-Sonoma, Inc.	794	185,081
Zalando SE (m)*	2,095	60,698

		8,538,156

Textiles, Apparel & Luxury Goods (0.4%)
adidas AG	1,606	329,279
Asics Corp.	6,752	183,619
Cie Financiere Richemont SA (Registered)	5,330	1,236,802
Deckers Outdoor Corp.*	957	95,020
Hermes International SCA	256	468,441
Kering SA	707	201,030
Lululemon Athletica, Inc.*	706	80,611
LVMH Moet Hennessy Louis Vuitton SE	2,467	1,366,147
Moncler SpA	2,179	126,429
NIKE, Inc., Class B	8,088	332,012
Pandora A/S	743	85,688
Ralph Lauren Corp.	261	104,768
Swatch Group AG (The)	280	68,497
Tapestry, Inc.	1,362	199,370

		4,877,713

Total Consumer Discretionary		58,027,529

Consumer Staples (3.0%)
Beverages (0.6%)
Anheuser-Busch InBev SA/NV	8,910	734,601
Asahi Group Holdings Ltd. (x)	13,961	132,825
Brown-Forman Corp., Class B	1,135	30,248
Carlsberg A/S, Class B	932	122,296
Coca-Cola Co. (The)	26,111	2,122,041
Coca-Cola Europacific Partners plc	1,990	199,139
Coca-Cola HBC AG	1,987	129,701
Constellation Brands, Inc., Class A	940	130,745
Davide Campari-Milano NV (x)	5,797	36,089
Diageo plc	22,080	443,803

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Heineken Holding NV	1,191	$90,860
Heineken NV	2,856	240,221
Keurig Dr. Pepper, Inc.	9,174	300,265
Kirin Holdings Co. Ltd. (x)	7,682	131,632
Molson Coors Beverage Co., Class B	1,082	42,155
Monster Beverage Corp.*	4,814	462,722
PepsiCo, Inc.	9,216	1,247,846
Pernod Ricard SA	1,938	141,513
Suntory Beverage & Food Ltd. (x)	1,235	34,169

		6,772,871

Consumer Staples Distribution & Retail (0.8%)
Aeon Co. Ltd.	21,368	176,350
Carrefour SA	5,839	108,464
Casey’s General Stores, Inc.	249	197,903
Coles Group Ltd.	13,317	224,821
Costco Wholesale Corp.	2,992	2,798,926
Dollar General Corp.	1,485	170,938
Dollar Tree, Inc.*	1,221	147,680
J Sainsbury plc	16,908	71,756
Jeronimo Martins SGPS SA	2,807	53,767
Kesko OYJ, Class B	2,708	60,544
Koninklijke Ahold Delhaize NV	8,769	352,911
Kroger Co. (The)	3,825	212,402
Marks & Spencer Group plc	20,476	101,093
Seven & i Holdings Co. Ltd.	18,686	225,253
Sysco Corp.	3,224	269,462
Target Corp.	3,063	400,059
Tesco plc	63,321	386,640
Walmart, Inc.	29,562	3,348,192
Woolworths Group Ltd.	12,114	335,624

		9,642,785

Food Products (0.5%)
Ajinomoto Co., Inc.	8,450	307,385
Archer-Daniels-Midland Co.	3,250	248,300
Associated British Foods plc	2,832	74,646
Barry Callebaut AG (Registered)	35	48,520
Bunge Global SA	916	97,765
Chocoladefabriken Lindt & Spruengli AG	9	104,714
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	118,827
Danone SA	6,250	512,583
General Mills, Inc.	3,599	125,245
Hershey Co. (The)	1,000	175,450
Hormel Foods Corp.	1,967	48,821
J M Smucker Co. (The)	719	80,888
Kerry Group plc, Class A	1,583	145,377
Kikkoman Corp.	6,705	68,767
Kraft Heinz Co. (The)	5,757	135,980
Lotus Bakeries NV	4	53,129
Magnum Ice Cream Co. NV (The)*	4,685	81,516
Magnum Ice Cream Co. NV (The) (Euronext Amsterdam Stock Exchange)*	171	2,977
McCormick & Co., Inc. (Non-Voting)	1,713	86,369
Mondelez International, Inc., Class A	8,656	500,663
Mowi ASA	4,312	79,752
Nestle SA (Registered)	25,556	2,624,450
Orkla ASA	7,197	75,814
Salmar ASA	672	31,480
Tyson Foods, Inc., Class A	1,902	108,890
WH Group Ltd. (m)	76,558	81,161
Wilmar International Ltd.	15,916	44,572

		6,064,041

Household Products (0.4%)
Church & Dwight Co., Inc.	1,598	154,814
Clorox Co. (The)	815	77,784
Colgate-Palmolive Co.	5,396	494,705
Essity AB, Class B	5,673	160,512
Henkel AG & Co. KGaA	901	71,248
Henkel AG & Co. KGaA (Preference) (q)	1,501	126,141
Kimberly-Clark Corp.	2,238	245,665
Procter & Gamble Co. (The)	15,702	2,302,541
Reckitt Benckiser Group plc	6,368	415,149
Unicharm Corp. (x)	10,628	61,835

		4,110,394

Personal Care Products (0.3%)
Beiersdorf AG (x)	902	77,645
Estee Lauder Cos., Inc. (The), Class A	1,667	131,610
Kao Corp. (x)	9,088	180,162
Kenvue, Inc.	12,947	247,417
L’Oreal SA	2,382	1,045,052
Shiseido Co. Ltd. (x)	3,943	63,763
Unilever plc	21,665	1,300,397

		3,046,046

Tobacco (0.4%)
Altria Group, Inc.	11,260	810,157
British American Tobacco plc	19,912	1,228,135
Imperial Brands plc	7,341	271,426
Japan Tobacco, Inc. (x)	10,930	401,650
Philip Morris International, Inc.	10,510	1,901,364

		4,612,732

Total Consumer Staples		34,248,869

Energy (1.7%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	6,690	371,295
Halliburton Co.	5,633	191,240
SLB Ltd.	10,081	468,666
Tenaris SA	3,188	88,222

		1,119,423

Oil, Gas & Consumable Fuels (1.6%)
Aker BP ASA	3,133	95,304
APA Corp.	2,383	77,614
Bollore SE	6,127	28,412
BP plc	155,678	958,108
Chevron Corp.	12,624	2,092,554
ConocoPhillips	8,215	854,031
Devon Energy Corp.	7,775	321,263
Diamondback Energy, Inc.	1,309	230,096
ENEOS Holdings, Inc.	25,542	188,027
Eni SpA	18,017	421,429
EOG Resources, Inc.	3,592	465,990
EQT Corp.	4,218	224,271
Equinor ASA	6,972	219,082

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Expand Energy Corp.	1,613	$147,090
Exxon Mobil Corp.	27,950	3,821,324
Galp Energia SGPS SA	4,038	85,970
Idemitsu Kosan Co. Ltd.	7,637	56,093
Inpex Corp. (x)	8,701	175,322
Kinder Morgan, Inc.	13,202	422,068
Marathon Petroleum Corp.	1,969	503,414
Neste OYJ	4,194	136,336
Occidental Petroleum Corp.	4,896	237,799
OMV AG	1,460	91,594
ONEOK, Inc.	4,248	369,321
Phillips 66	2,704	457,111
Repsol SA (x)	10,961	272,873
Santos Ltd.	32,198	159,856
Shell plc	55,702	2,157,578
Targa Resources Corp.	1,447	387,999
Texas Pacific Land Corp.	391	171,117
TotalEnergies SE	19,536	1,517,572
Valero Energy Corp.	2,002	521,401
Var Energi ASA	9,280	38,330
Williams Cos., Inc. (The)	8,247	613,082
Woodside Energy Group Ltd.	18,853	365,000

		18,884,431

Total Energy		20,003,854

Financials (9.1%)
Banks (4.1%)
ABN AMRO Bank NV (CVA) (m)	6,122	260,374
AIB Group plc	20,717	243,456
ANZ Group Holdings Ltd.	29,888	732,393
Banca Monte dei Paschi di Siena SpA	18,827	233,775
Banco Bilbao Vizcaya Argentaria SA	55,863	1,401,382
Banco BPM SpA	11,265	194,566
Banco Comercial Portugues SA, Class R	77,851	92,157
Banco de Sabadell SA	47,311	168,057
Banco Santander SA	142,059	1,965,263
Bank Hapoalim BM	12,991	299,614
Bank Leumi Le-Israel BM	14,523	324,893
Bank of America Corp.	44,025	2,508,544
Bank of Ireland Group plc	9,424	187,844
Bankinter SA	6,237	104,645
Banque Cantonale Vaudoise (Registered) (x)	299	43,810
Barclays plc	135,681	911,168
BAWAG Group AG (m)	725	145,363
BNP Paribas SA	9,830	1,148,902
BOC Hong Kong Holdings Ltd.	36,704	199,068
BPER Banca SpA	15,513	243,496
CaixaBank SA	34,831	494,379
Chiba Bank Ltd. (The) (x)	5,355	81,440
Citigroup, Inc.	11,501	1,609,680
Citizens Financial Group, Inc.	2,852	199,840
Commerzbank AG (x)	6,429	273,557
Commonwealth Bank of Australia	16,599	1,897,155
Credit Agricole SA	8,999	181,023
Danske Bank A/S	6,210	333,180
DBS Group Holdings Ltd.	20,448	1,033,172
DNB Bank ASA	8,059	239,714
Erste Group Bank AG	3,053	409,020
Fifth Third Bancorp	6,111	344,477
FinecoBank Banca Fineco SpA	6,066	152,183
HSBC Holdings plc	170,437	3,237,528
Huntington Bancshares, Inc.	13,669	242,351
ING Groep NV	28,956	916,092
Intesa Sanpaolo SpA	138,127	946,170
Israel Discount Bank Ltd., Class A	12,129	120,290
Japan Post Bank Co. Ltd.	17,779	338,676
JPMorgan Chase & Co.	18,069	5,914,526
KBC Group NV	2,278	310,720
KeyCorp	6,214	143,233
Lloyds Banking Group plc	580,677	856,827
M&T Bank Corp.	988	235,154
Mitsubishi UFJ Financial Group, Inc.	105,936	2,101,568
Mizrahi Tefahot Bank Ltd.	1,563	103,339
Mizuho Financial Group, Inc.	23,471	1,127,055
National Australia Bank Ltd.	30,417	800,040
NatWest Group plc	79,134	697,485
Nordea Bank Abp	30,447	578,253
Oversea-Chinese Banking Corp. Ltd.	32,441	624,060
PNC Financial Services Group, Inc. (The)	2,708	666,764
Raiffeisen Bank International AG	1,304	83,284
Regions Financial Corp.	5,754	173,771
Resona Holdings, Inc.	20,606	268,762
Skandinaviska Enskilda Banken AB, Class A	14,512	288,824
Societe Generale SA	6,247	553,156
Standard Chartered plc	17,652	478,453
Sumitomo Mitsui Financial Group, Inc.	36,097	1,411,268
Sumitomo Mitsui Trust Group, Inc.	6,268	233,990
Svenska Handelsbanken AB, Class A	13,496	198,588
Swedbank AB, Class A	8,138	303,934
Truist Financial Corp.	8,401	418,538
UniCredit SpA	13,457	1,203,961
United Overseas Bank Ltd.	12,017	370,503
US Bancorp	10,467	632,207
Wells Fargo & Co.	20,635	1,705,276
Westpac Banking Corp.	33,914	829,158
Yokohama Financial Group, Inc.	9,609	102,652

		47,874,046

Capital Markets (1.7%)
3i Group plc	9,653	318,587
Ameriprise Financial, Inc.	606	278,009
Amundi SA (m)	614	58,926
Ares Management Corp., Class A	1,422	158,283
ASX Ltd.	1,937	71,535
Bank of New York Mellon Corp. (The)	4,628	669,255
BlackRock, Inc.	973	935,598
Blackstone, Inc.	5,009	589,409
Cboe Global Markets, Inc.	706	171,325
Charles Schwab Corp. (The)	11,024	1,017,184
CME Group, Inc.	2,443	539,488
Coinbase Global, Inc., Class A*	1,500	219,285
CVC Capital Partners plc (m)(x)	2,086	30,312
Daiwa Securities Group, Inc.	12,450	122,418
Deutsche Bank AG (Registered)	17,998	609,395
Deutsche Boerse AG	1,801	491,434
EQT AB (x)	4,285	121,233
Euronext NV (m)	771	123,347
FactSet Research Systems, Inc.	246	56,600
Franklin Resources, Inc.	2,067	68,769
Futu Holdings Ltd. (ADR)	487	45,651

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Goldman Sachs Group, Inc. (The)	1,989	$2,011,615
Hong Kong Exchanges & Clearing Ltd.	11,970	556,335
Interactive Brokers Group, Inc., Class A	3,004	261,468
Intercontinental Exchange, Inc.	3,813	469,418
Invesco Ltd.	2,989	78,880
Japan Exchange Group, Inc.	9,452	119,124
Julius Baer Group Ltd.	2,042	176,505
KKR & Co., Inc.	4,662	427,878
London Stock Exchange Group plc	4,420	478,622
Macquarie Group Ltd.	3,590	624,774
Moody’s Corp.	1,013	458,808
Morgan Stanley	8,083	1,689,670
MSCI, Inc.	491	274,980
Nasdaq, Inc.	3,013	237,485
Nomura Holdings, Inc.	29,073	253,691
Northern Trust Corp.	1,248	216,952
Partners Group Holding AG	212	173,586
Raymond James Financial, Inc.	1,170	177,875
Robinhood Markets, Inc., Class A*	5,335	534,994
S&P Global, Inc.	2,045	832,847
SBI Holdings, Inc.	5,232	85,098
Schroders plc	7,983	62,214
Singapore Exchange Ltd.	7,950	148,720
State Street Corp.	1,866	316,474
T. Rowe Price Group, Inc.	1,445	164,282
UBS Group AG (Registered)	31,486	1,559,774

		19,088,112

Consumer Finance (0.2%)
American Express Co.	3,589	1,213,979
Capital One Financial Corp.	4,196	841,802
Synchrony Financial	2,268	172,481

		2,228,262

Financial Services (1.5%)
Adyen NV (m)*	266	248,417
Apollo Global Management, Inc.	3,110	367,944
Banca Mediolanum SpA	2,032	50,605
Berkshire Hathaway, Inc., Class B*	12,363	6,186,321
Block, Inc., Class A*	3,609	274,284
Corpay, Inc.*	441	146,972
EXOR NV	875	67,037
Fidelity National Information Services, Inc.	3,485	135,497
Fiserv, Inc.*	3,596	176,384
Global Payments, Inc.	1,568	113,774
Groupe Bruxelles Lambert NV	726	66,154
Industrivarden AB, Class A	1,044	58,540
Industrivarden AB, Class C	1,590	87,289
Infratil Ltd.	8,916	78,232
Investor AB, Class B	17,162	712,916
Jack Henry & Associates, Inc.	479	65,977
L E Lundbergforetagen AB, Class B	716	41,277
M&G plc	22,097	98,596
Mastercard, Inc., Class A	5,441	2,794,497
Mitsubishi HC Capital, Inc. (x)	8,681	70,242
ORIX Corp.	10,913	413,601
PayPal Holdings, Inc.	5,948	256,835
Poste Italiane SpA	4,532	148,241
Sofina SA (x)	155	39,443
Visa, Inc., Class A	11,192	3,839,863
Washington H Soul Pattinson & Co. Ltd.	3,390	108,513
Wise Group plc, Class A*	7,117	85,403

		16,732,854

Insurance (1.6%)
Admiral Group plc	2,581	121,921
Aegon Ltd.	12,086	102,761
Aflac, Inc.	3,089	362,185
Ageas SA/NV	1,479	118,324
AIA Group Ltd.	105,957	971,832
Allianz SE (Registered)	3,773	1,785,546
Allstate Corp. (The)	1,736	413,064
American International Group, Inc.	3,575	266,445
Aon plc, Class A	1,440	477,634
Arch Capital Group Ltd.*	2,346	227,703
Arthur J Gallagher & Co.	1,732	397,615
ASR Nederland NV	1,555	117,373
Assurant, Inc.	334	89,689
Aviva plc	30,043	259,218
AXA SA	15,547	779,165
Brown & Brown, Inc.	1,966	126,119
Chubb Ltd.	2,432	828,680
Cincinnati Financial Corp.	1,043	193,101
Daiichi Life Group, Inc.	34,072	373,445
Erie Indemnity Co., Class A (x)	171	40,997
Everest Group Ltd.	267	95,380
Generali (x)	8,068	392,871
Gjensidige Forsikring ASA	1,983	53,689
Globe Life, Inc.	524	93,628
Hannover Rueck SE	598	165,647
Harel Insurance Investments & Financial Services Ltd. (x)	1,173	61,848
Hartford Insurance Group, Inc. (The)	1,849	245,029
Helvetia Baloise Holding AG	764	197,281
Insurance Australia Group Ltd.	22,134	124,096
Japan Post Holdings Co. Ltd.	16,681	223,631
Japan Post Insurance Co. Ltd.	5,230	49,315
Legal & General Group plc	51,925	197,189
Loews Corp.	1,138	128,833
Mapfre SA	9,158	45,327
Marsh & McLennan Cos., Inc.	3,249	541,511
Medibank Pvt. Ltd.	27,301	93,910
MetLife, Inc.	3,645	308,403
MS&AD Insurance Group Holdings, Inc.	11,818	308,652
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,295	722,921
NN Group NV	2,608	228,516
Phoenix Financial Ltd.	2,256	125,005
Principal Financial Group, Inc.	1,326	142,916
Progressive Corp. (The)	3,940	860,693
Prudential Financial, Inc.	2,340	252,556
Prudential plc	25,030	333,316
QBE Insurance Group Ltd.	14,892	259,917
Sampo OYJ, Class A	23,692	249,022
Sompo Holdings, Inc.	8,119	309,704
Standard Life plc	6,984	77,208
Suncorp Group Ltd.	10,735	143,258
Swiss Life Holding AG (Registered)	276	303,641

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Swiss Re AG	2,963	$471,419
T&D Holdings, Inc.	4,402	130,400
Talanx AG	589	74,444
Tokio Marine Holdings, Inc.	17,715	784,431
Travelers Cos., Inc. (The)	1,434	473,392
Tryg A/S	3,030	68,991
Unipol Assicurazioni SpA	3,556	99,247
W.R. Berkley Corp.	1,983	139,861
Willis Towers Watson plc	637	166,493
Zurich Insurance Group AG	1,483	1,095,269

		18,891,677

Total Financials		104,814,951

Health Care (5.3%)
Biotechnology (0.7%)
AbbVie, Inc.	11,914	2,998,039
Abivax SA*	531	70,506
Amgen, Inc.	3,639	1,317,755
Argenx SE*	614	569,557
Biogen, Inc.*	996	215,196
CSL Ltd.	4,813	383,335
Genmab A/S*	605	165,732
Gilead Sciences, Inc.	8,372	1,057,718
Incyte Corp.*	1,132	128,323
Moderna, Inc.*	2,381	166,741
Regeneron Pharmaceuticals, Inc.	674	420,266
Swedish Orphan Biovitrum AB*	1,772	84,468
Vertex Pharmaceuticals, Inc.*	1,711	849,905

		8,427,541

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	11,745	1,065,741
Alcon AG	4,955	335,049
Align Technology, Inc.*	449	75,728
Baxter International, Inc.	3,483	74,258
Becton Dickinson & Co.	1,858	281,171
BioMerieux	381	29,919
Boston Scientific Corp.*	10,023	427,782
Cochlear Ltd.	648	54,749
Coloplast A/S, Class B	1,250	71,286
Cooper Cos., Inc. (The)*	1,316	94,370
Demant A/S (x)*	840	34,390
Dexcom, Inc.*	2,602	175,245
Edwards Lifesciences Corp.*	3,883	351,256
EssilorLuxottica SA	2,986	560,211
Fisher & Paykel Healthcare Corp. Ltd.	5,822	128,774
GE HealthCare Technologies, Inc.	3,067	196,319
Hoya Corp.	3,397	547,829
IDEXX Laboratories, Inc.*	532	280,066
Insulet Corp.*	467	71,101
Intuitive Surgical, Inc.*	2,388	949,660
Koninklijke Philips NV	7,637	207,512
Medtronic plc	8,657	677,237
Olympus Corp.	10,514	110,517
ResMed, Inc.	978	190,593
Siemens Healthineers AG (m)	3,355	131,109
Smith & Nephew plc	7,619	109,520
Solventum Corp.*	993	76,610
Sonova Holding AG (Registered)	488	115,901
STERIS plc	661	139,187
Straumann Holding AG (Registered)	1,107	145,590
Stryker Corp.	2,327	732,633
Terumo Corp.	13,220	181,912
Zimmer Biomet Holdings, Inc.	1,305	112,348

		8,735,573

Health Care Providers & Services (0.7%)
Cardinal Health, Inc.	1,579	375,107
Cencora, Inc.	1,312	371,270
Centene Corp.*	3,163	203,033
Cigna Group (The)	1,784	491,813
CVS Health Corp.	8,604	890,084
DaVita, Inc.*	216	48,056
Elevance Health, Inc.	1,464	566,173
Fresenius Medical Care AG	1,891	85,556
Fresenius SE & Co. KGaA	4,188	191,250
HCA Healthcare, Inc.	1,047	408,215
Henry Schein, Inc.*	653	54,538
Humana, Inc.	810	321,748
Labcorp Holdings, Inc.	553	154,840
McKesson Corp.	811	612,791
Quest Diagnostics, Inc.	746	158,115
Sigma Healthcare Ltd.	51,495	98,127
Sonic Healthcare Ltd.	4,532	65,075
UnitedHealth Group, Inc.	6,124	2,545,318
Universal Health Services, Inc., Class B	359	53,380

		7,694,489

Health Care Technology (0.0%)†
Pro Medicus Ltd. (x)	570	80,699
Veeva Systems, Inc., Class A*	1,012	179,600

		260,299

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	1,906	253,174
Bio-Techne Corp.	1,056	74,606
Charles River Laboratories International, Inc.*	325	73,707
Danaher Corp.	4,248	809,159
Eurofins Scientific SE	1,134	88,900
IQVIA Holdings, Inc.*	1,125	217,373
Lonza Group AG (Registered)	696	469,707
Mettler-Toledo International, Inc.*	136	173,741
QIAGEN NV (x)	2,043	79,164
Revvity, Inc.	752	83,668
Sartorius AG (Preference) (q)	251	65,864
Sartorius Stedim Biotech	289	60,019
Thermo Fisher Scientific, Inc.	2,506	1,256,408
Waters Corp.*	662	248,277
West Pharmaceutical Services, Inc.	476	170,884

		4,124,651

Pharmaceuticals (2.7%)
Astellas Pharma, Inc.	17,082	229,647
AstraZeneca plc	14,999	2,805,990
Bayer AG (Registered)	9,742	538,577
Bristol-Myers Squibb Co.	13,770	793,427
Chugai Pharmaceutical Co. Ltd.	6,617	306,362
Daiichi Sankyo Co. Ltd.	16,947	271,964
Eisai Co. Ltd.	2,530	63,938

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Eli Lilly & Co.	5,334	$6,397,760
Financiere de Tubize SA (x)	199	52,545
Galderma Group AG	1,828	415,692
GSK plc	40,224	1,055,436
Haleon plc	88,334	407,601
Ipsen SA	332	64,047
Johnson & Johnson	16,232	4,122,441
Kyowa Kirin Co. Ltd. (x)	2,369	37,841
Merck & Co., Inc.	16,655	2,140,167
Merck KGaA	1,281	214,981
Novartis AG (Registered)	18,165	2,844,408
Novo Nordisk A/S, Class B	31,933	1,531,979
Orion OYJ, Class B	1,087	89,432
Otsuka Holdings Co. Ltd. (x)	4,211	278,922
Pfizer, Inc.	38,432	925,442
Recordati Industria Chimica e Farmaceutica SpA	1,037	60,792
Roche Holding AG	6,969	2,868,597
Roche Holding AG (OTC US Exchange)	291	122,205
Sandoz Group AG	4,145	374,573
Sanofi SA	10,817	924,340
Shionogi & Co. Ltd.	7,515	128,581
Takeda Pharmaceutical Co. Ltd.	15,813	499,238
Teva Pharmaceutical Industries Ltd. (ADR)*	11,547	391,212
UCB SA	1,205	360,816
Viatris, Inc.	7,853	124,706
Zoetis, Inc.	2,827	203,148

		31,646,807

Total Health Care		60,889,360

Industrials (6.9%)
Aerospace & Defense (1.5%)
Airbus SE	5,892	1,311,424
Axon Enterprise, Inc.*	544	304,972
BAE Systems plc	29,051	710,707
Boeing Co. (The)*	5,316	1,150,754
CSG NV (x)*	1,487	21,709
Dassault Aviation SA	169	55,479
Elbit Systems Ltd.	277	210,675
GE Aerospace	7,035	2,629,190
General Dynamics Corp.	1,712	606,459
Hensoldt AG (x)	601	46,540
Honeywell Aerospace, Inc.*	2,137	472,337
Howmet Aerospace, Inc.	2,698	725,384
Huntington Ingalls Industries, Inc.	266	74,451
Kongsberg Gruppen ASA	4,142	124,883
L3Harris Technologies, Inc.	1,256	364,981
Leonardo SpA	4,013	215,199
Lockheed Martin Corp.	1,368	696,941
Melrose Industries plc	12,375	78,035
MTU Aero Engines AG	534	222,100
Northrop Grumman Corp.	900	458,379
Rheinmetall AG	462	522,947
Rolls-Royce Holdings plc	83,277	1,598,932
RTX Corp.	9,081	1,722,938
Saab AB, Class B	3,175	164,708
Safran SA	3,422	1,352,930
Singapore Technologies Engineering Ltd.	15,434	124,531
Textron, Inc.	1,173	107,599
Thales SA	919	236,114
TransDigm Group, Inc.	377	502,179

		16,813,477

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	795	149,730
Deutsche Post AG	9,123	553,582
DSV A/S	1,908	452,933
Expeditors International of Washington, Inc.	882	143,748
FedEx Corp.	1,475	461,867
InPost SA*	2,478	43,633
United Parcel Service, Inc., Class B	5,034	541,155

		2,346,648

Building Products (0.3%)
A.O. Smith Corp.	755	47,354
AGC, Inc. (x)	1,870	80,869
Allegion plc	579	81,344
Assa Abloy AB, Class B	9,678	341,869
Belimo Holding AG (Registered)	98	110,496
Builders FirstSource, Inc.*	725	64,873
Carrier Global Corp.	5,265	386,188
Cie de Saint-Gobain SA	4,416	399,803
Daikin Industries Ltd.	2,603	395,394
Geberit AG (Registered)	320	213,537
Johnson Controls International plc	4,114	601,096
Kingspan Group plc	1,519	138,940
Lennox International, Inc.	214	122,611
Masco Corp.	1,360	110,663
Nibe Industrier AB, Class B	14,139	52,559
ROCKWOOL A/S, Class B	932	29,956
Trane Technologies plc	1,491	732,319

		3,909,871

Commercial Services & Supplies (0.2%)
Brambles Ltd.	13,384	180,697
Cintas Corp.	2,293	389,993
Copart, Inc.*	5,976	168,463
Dai Nippon Printing Co. Ltd.	3,558	65,154
Rentokil Initial plc	25,041	141,769
Republic Services, Inc.	1,349	287,445
Rollins, Inc.	1,980	82,645
Secom Co. Ltd.	3,926	156,014
Securitas AB, Class B	4,740	77,844
TOPPAN Holdings, Inc.	2,163	68,600
Veralto Corp.	1,656	146,854
Verisure plc (x)*	2,306	25,737
Waste Management, Inc.	2,491	555,194

		2,346,409

Construction & Engineering (0.3%)
ACS Actividades de Construccion y Servicios SA	1,751	258,565
Bouygues SA	2,196	122,524
Comfort Systems USA, Inc.	237	469,722
Eiffage SA	680	100,395
EMCOR Group, Inc.	300	248,964
Ferrovial NV	4,702	322,560
HOCHTIEF AG	146	84,598
Kajima Corp.	3,951	144,265

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Obayashi Corp.	6,158	$124,652
Quanta Services, Inc.	1,012	728,680
Shimizu Corp.	4,800	76,118
Skanska AB, Class B	3,274	87,625
Taisei Corp. (x)	1,458	129,218
Vinci SA	4,619	675,554

		3,573,440

Electrical Equipment (1.2%)
ABB Ltd. (Registered)	15,545	1,686,650
AMETEK, Inc.	1,546	374,039
Eaton Corp. plc	2,618	1,115,582
Emerson Electric Co.	3,777	540,678
Fuji Electric Co. Ltd.	1,356	114,746
Fujikura Ltd.	15,000	582,277
Furukawa Electric Co. Ltd. (x)	6,000	178,436
GE Vernova, Inc.	1,812	2,128,846
Generac Holdings, Inc.*	397	116,246
Hubbell, Inc., Class B	356	186,259
Legrand SA	2,536	428,056
Mitsubishi Electric Corp.	18,901	693,122
Nidec Corp.*	8,304	136,408
Prysmian SpA	2,792	469,013
Rockwell Automation, Inc.	750	371,310
Schneider Electric SE	5,438	1,784,119
Siemens Energy AG	7,687	1,456,895
Vertiv Holdings Co., Class A	2,590	867,184
Vestas Wind Systems A/S	9,514	268,807

		13,498,673

Ground Transportation (0.4%)
Ayvens SA (m)	3,302	43,534
Central Japan Railway Co.	7,436	159,586
CSX Corp.	12,530	595,551
East Japan Railway Co.	9,566	200,505
Fedex Freight Holding Co., Inc.*	733	110,683
Grab Holdings Ltd., Class A*	23,629	89,081
Hankyu Hanshin Holdings, Inc.	2,223	58,462
JB Hunt Transport Services, Inc.	502	145,294
MTR Corp. Ltd. (x)	15,557	60,701
Norfolk Southern Corp.	1,514	476,289
Old Dominion Freight Line, Inc.	1,234	267,285
Seibu Holdings, Inc. (x)	2,000	39,072
Uber Technologies, Inc.*	13,726	990,468
Union Pacific Corp.	4,004	1,089,088
West Japan Railway Co. (x)	4,039	67,738

		4,393,337

Industrial Conglomerates (0.5%)
3M Co.	3,517	569,437
CK Hutchison Holdings Ltd.	26,419	224,550
Hikari Tsushin, Inc. (x)	186	40,700
Hitachi Ltd.	43,825	1,217,877
Honeywell International, Inc.	2,137	478,362
Investment AB Latour, Class B (x)	1,350	26,829
Jardine Matheson Holdings Ltd.	1,578	97,530
Keppel Ltd.	13,965	118,967
Lifco AB, Class B	2,101	68,844
Siemens AG (Registered)	7,369	2,367,883
Smiths Group plc	3,017	102,514
Swire Pacific Ltd., Class A	3,581	37,434

		5,350,927

Machinery (1.3%)
Alfa Laval AB	2,868	170,756
Alstom SA*	3,435	59,768
Atlas Copco AB, Class A	24,972	506,902
Atlas Copco AB, Class B	14,704	260,597
Caterpillar, Inc.	3,106	3,307,579
Cummins, Inc.	930	663,285
Daifuku Co. Ltd. (x)	3,154	140,311
Daimler Truck Holding AG	4,555	219,670
Deere & Co.	1,694	1,074,555
Dover Corp.	908	203,646
Ebara Corp. (x)	4,500	176,480
Epiroc AB, Class A	6,125	168,035
Epiroc AB, Class B	3,769	87,484
FANUC Corp.	9,279	424,283
Fortive Corp.	2,054	125,479
GEA Group AG	1,452	99,602
IDEX Corp.	499	113,248
IHI Corp.	9,700	163,897
Illinois Tool Works, Inc.	1,765	477,380
Indutrade AB	2,709	56,041
Ingersoll Rand, Inc.	2,401	196,858
Kawasaki Heavy Industries Ltd. (x)	7,300	132,950
Knorr-Bremse AG	639	74,196
Komatsu Ltd.	8,526	333,713
Kone OYJ, Class B	3,257	185,351
Kubota Corp. (x)	9,609	160,872
Makita Corp.	2,183	78,155
Metso OYJ	6,369	110,721
Minebea Mitsumi, Inc.	3,300	97,927
Mitsubishi Heavy Industries Ltd.	31,791	723,863
Nordson Corp.	358	108,005
Otis Worldwide Corp.	2,587	185,229
PACCAR, Inc.	3,549	426,306
Parker-Hannifin Corp.	850	831,402
Pentair plc	1,090	83,559
Rational AG	51	37,331
Sandvik AB	10,263	423,651
Schindler Holding AG	397	131,598
Schindler Holding AG (Registered)	199	63,285
SKF AB, Class B (x)	3,382	86,842
SMC Corp.	522	232,273
Snap-on, Inc.	349	140,438
Spirax Group plc	732	66,418
Stanley Black & Decker, Inc.	1,048	98,638
Techtronic Industries Co. Ltd.	13,532	225,912
Trelleborg AB, Class B	1,910	79,551
VAT Group AG (m)	268	234,461
Volvo AB, Class B	15,391	523,250
Wartsila OYJ Abp	4,840	184,770
Westinghouse Air Brake Technologies Corp.	1,144	308,422
Xylem, Inc.	1,603	189,491
Yangzijiang Shipbuilding Holdings Ltd.	25,600	67,971

		15,322,407

Marine Transportation (0.0%)†
AP Moller - Maersk A/S, Class A (x)	24	55,383
AP Moller - Maersk A/S, Class B (x)	33	78,302
Kawasaki Kisen Kaisha Ltd. (x)	3,477	53,312
Kuehne + Nagel International AG (Registered)	479	116,221

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsui OSK Lines Ltd. (x)	3,347	$107,148
Nippon Yusen KK (x)	3,882	124,844
SITC International Holdings Co. Ltd.	13,260	53,248

		588,458

Passenger Airlines (0.1%)
ANA Holdings, Inc.	1,643	30,092
Delta Air Lines, Inc.	4,406	412,666
Deutsche Lufthansa AG (Registered)	5,944	68,011
International Consolidated Airlines Group SA	11,429	72,513
Qantas Airways Ltd.	7,350	54,427
Ryanair Holdings plc	4,140	129,614
Singapore Airlines Ltd.	14,860	88,591
Southwest Airlines Co.	3,296	169,480
United Airlines Holdings, Inc.*	2,189	297,682

		1,323,076

Professional Services (0.3%)
Automatic Data Processing, Inc.	2,695	603,545
Broadridge Financial Solutions, Inc.	780	106,821
Bureau Veritas SA	3,150	96,494
Computershare Ltd.	5,161	136,997
Equifax, Inc.	803	127,452
Experian plc	8,934	300,430
Intertek Group plc	1,556	119,892
Jacobs Solutions, Inc.	796	100,296
Leidos Holdings, Inc.	848	87,319
Paychex, Inc.	2,174	213,769
Recruit Holdings Co. Ltd.	13,125	913,624
RELX plc	17,707	557,735
SGS SA (Registered)	1,641	190,179
Verisk Analytics, Inc.	884	158,705
Wolters Kluwer NV	2,247	145,226

		3,858,484

Trading Companies & Distributors (0.5%)
AddTech AB, Class B	2,577	90,835
AerCap Holdings NV	1,598	232,957
Beijer Ref AB, Class B (x)	4,054	59,401
Brenntag SE (x)	1,145	69,578
Bunzl plc	3,214	112,139
Fastenal Co.	7,741	371,800
ITOCHU Corp.	55,035	632,825
Marubeni Corp. (x)	13,978	407,037
Mitsubishi Corp.	29,951	805,655
Mitsui & Co. Ltd.	23,436	652,723
Rexel SA	2,201	96,181
SGH Ltd.	2,017	65,444
Sumitomo Corp.	40,276	386,949
Sunbelt Rentals Holdings, Inc.	4,071	297,113
Toyota Tsusho Corp.	6,305	235,226
United Rentals, Inc.	422	478,080
W.W. Grainger, Inc.	293	398,597

		5,392,540

Transportation Infrastructure (0.1%)
Aena SME SA (m)	7,436	226,671
Aeroports de Paris SA	319	41,578
Auckland International Airport Ltd.	16,852	79,985
Getlink SE	2,453	52,166
Transurban Group	30,941	308,864

		709,264

Total Industrials		79,427,011

Information Technology (16.5%)
Communications Equipment (0.6%)
Arista Networks, Inc.*	6,963	1,182,874
Ciena Corp.*	953	467,504
Cisco Systems, Inc.	26,635	3,128,547
F5, Inc.*	380	158,065
Lumentum Holdings, Inc.*	525	450,481
Motorola Solutions, Inc.	1,119	464,710
Nokia OYJ	49,820	659,517
Telefonaktiebolaget LM Ericsson, Class B	26,210	292,560

		6,804,258

Electronic Equipment, Instruments & Components (0.8%)
Amphenol Corp., Class A	8,296	1,462,751
CDW Corp.	861	121,091
Coherent Corp.*	1,319	520,306
Corning, Inc.	5,281	1,348,926
Flex Ltd.*	2,479	401,772
Halma plc	3,671	191,786
Hexagon AB, Class B	20,583	170,265
Ibiden Co. Ltd.	2,300	345,316
Jabil, Inc.	711	274,076
Keyence Corp.	1,873	943,668
Keysight Technologies, Inc.*	1,156	404,681
Kyocera Corp.	11,594	257,051
Murata Manufacturing Co. Ltd.	16,096	1,160,063
TDK Corp.	18,805	420,031
TE Connectivity plc	1,968	396,768
Teledyne Technologies, Inc.*	312	208,073
Yokogawa Electric Corp.	2,119	74,439
Zebra Technologies Corp., Class A*	321	84,506

		8,785,569

IT Services (0.3%)
Accenture plc, Class A	4,140	515,182
Akamai Technologies, Inc.*	980	115,846
Capgemini SE	1,516	152,471
Cognizant Technology Solutions Corp., Class A	3,195	123,742
Fujitsu Ltd.	16,834	335,943
Gartner, Inc.*	451	58,459
GoDaddy, Inc., Class A*	893	75,798
Indra Sistemas SA (x)	744	40,892
International Business Machines Corp.	6,338	1,782,309
NEC Corp.	12,185	295,810
Nomura Research Institute Ltd.	3,739	105,935
Obic Co. Ltd.	3,225	75,615
Otsuka Corp. (x)	2,216	37,941
VeriSign, Inc.	552	138,861

		3,854,804

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (8.7%)
Advanced Micro Devices, Inc.*	10,995	$6,387,105
Advantest Corp. (x)	7,278	1,479,440
Analog Devices, Inc.	3,292	1,307,484
Applied Materials, Inc.	5,351	3,868,773
ASM International NV	465	532,287
ASML Holding NV	3,850	7,635,481
BE Semiconductor Industries NV	704	231,168
Broadcom, Inc.	31,874	12,040,403
Disco Corp.	839	426,409
First Solar, Inc.*	725	171,071
Infineon Technologies AG	12,949	1,208,874
Intel Corp.*	31,858	4,448,333
Kioxia Holdings Corp.*	3,100	1,760,000
KLA Corp.	8,808	2,657,462
Lam Research Corp.	8,433	3,654,272
Lasertec Corp.	734	228,378
Marvell Technology, Inc.	5,904	1,758,743
Microchip Technology, Inc.	3,649	332,789
Micron Technology, Inc.	7,605	8,778,375
Monolithic Power Systems, Inc.	331	457,561
Nova Ltd.*	303	161,072
NVIDIA Corp.	163,324	32,679,499
NXP Semiconductors NV	1,702	478,313
ON Semiconductor Corp.*	2,643	249,869
Qnity Electronics, Inc.	1,412	230,594
QUALCOMM, Inc.	7,107	1,313,303
Renesas Electronics Corp.	17,130	517,462
SCREEN Holdings Co. Ltd.	1,508	168,572
Skyworks Solutions, Inc. (x)	1,014	68,749
STMicroelectronics NV	6,267	467,960
Teradyne, Inc.	1,056	510,935
Texas Instruments, Inc.	6,137	1,829,256
Tokyo Electron Ltd.	4,396	2,125,877
Tower Semiconductor Ltd.*	1,108	285,244

		100,451,113

Software (3.0%)
Adobe, Inc.*	2,726	558,885
AppLovin Corp., Class A*	1,814	934,627
Autodesk, Inc.*	1,424	276,854
Cadence Design Systems, Inc.*	1,860	698,095
Check Point Software Technologies Ltd.*	775	101,858
Crowdstrike Holdings, Inc., Class A*	1,716	1,309,548
Dassault Systemes SE	6,651	135,465
Datadog, Inc., Class A*	2,231	580,863
Fair Isaac Corp.*	156	186,386
Fortinet, Inc.*	4,199	645,050
Gen Digital, Inc.	3,717	92,516
Intuit, Inc.	1,865	486,765
Microsoft Corp.	50,091	18,684,945
Nebius Group NV, Class A*	2,003	553,169
Nemetschek SE	572	34,596
Octave Intelligence plc (SDR)*	2,058	33,195
Oracle Corp.	11,442	1,676,825
Palantir Technologies, Inc., Class A*	15,483	1,806,402
Palo Alto Networks, Inc.*	5,469	1,865,038
PTC, Inc.*	779	88,502
Roper Technologies, Inc.	680	230,105
Sage Group plc (The)	9,156	99,157
Salesforce, Inc.	5,516	864,137
SAP SE	10,358	1,586,252
ServiceNow, Inc.*	6,954	690,393
Synopsys, Inc.*	1,292	576,323
Trimble, Inc.*	1,572	80,455
Tyler Technologies, Inc.*	284	83,059
WiseTech Global Ltd.	1,916	44,366
Workday, Inc., Class A*	1,374	168,205
Xero Ltd. (x)*	1,607	80,776

		35,252,812

Technology Hardware, Storage & Peripherals (3.1%)
Apple, Inc.	99,040	28,658,214
Canon, Inc. (x)	7,911	202,158
Dell Technologies, Inc., Class C	1,951	841,779
FUJIFILM Holdings Corp.	11,097	238,679
Hewlett Packard Enterprise Co.	8,947	403,599
HP, Inc.	6,167	135,304
Logitech International SA (Registered)	1,435	134,582
NetApp, Inc.	1,331	205,986
Sandisk Corp.*	999	2,271,456
Seagate Technology Holdings plc	1,512	1,459,080
Super Micro Computer, Inc. (x)*	3,407	99,927
Western Digital Corp.	2,324	1,484,385

		36,135,149

Total Information Technology		191,283,705

Materials (1.8%)
Chemicals (0.8%)
Air Liquide SA	6,318	1,251,179
Air Products and Chemicals, Inc.	1,502	440,356
Akzo Nobel NV	1,526	103,498
Albemarle Corp.	795	107,349
Asahi Kasei Corp.	12,145	133,964
BASF SE	8,851	473,130
CF Industries Holdings, Inc.	1,036	112,157
Corteva, Inc.	4,510	381,952
Dow, Inc.	4,860	132,970
DSM-Firmenich AG (x)	1,634	155,011
DuPont de Nemours, Inc.	920	124,789
Ecolab, Inc.	1,708	475,866
EMS-Chemie Holding AG (Registered) (x)	70	60,068
Evonik Industries AG	2,541	46,107
Givaudan SA (Registered)	92	389,857
ICL Group Ltd.	7,037	35,302
International Flavors & Fragrances, Inc.	1,731	137,130
Linde plc	3,118	1,618,055
LyondellBasell Industries NV, Class A	1,741	91,664
Mitsubishi Chemical Group Corp.	11,762	81,721
Mosaic Co. (The)	2,143	45,410
Nippon Paint Holdings Co. Ltd. (x)	9,370	60,987
Nippon Sanso Holdings Corp.	1,732	63,903
Nitto Denko Corp.	6,740	132,771
Novonesis Novozymes B	3,494	220,799
PPG Industries, Inc.	1,503	182,299
Resonac Holdings Corp. (x)	1,700	189,563
Sherwin-Williams Co. (The)	1,547	532,663
Shin-Etsu Chemical Co. Ltd.	16,209	706,835
Sika AG (Registered)	1,512	311,538

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Syensqo SA	695	$51,323
Symrise AG, Class A	1,316	132,069
Toray Industries, Inc.	12,656	87,853
Yara International ASA	1,578	69,383

		9,139,521

Construction Materials (0.1%)
Buzzi SpA	764	39,116
CRH plc	4,506	482,142
Heidelberg Materials AG	1,312	250,272
Holcim AG	5,059	458,022
Martin Marietta Materials, Inc.	405	233,563
Vulcan Materials Co.	875	258,134

		1,721,249

Containers & Packaging (0.1%)
Amcor plc	3,118	135,165
Avery Dennison Corp.	516	83,773
Ball Corp.	1,795	112,008
International Paper Co.	3,571	136,055
Packaging Corp. of America	597	142,253
Smurfit Westrock plc	3,537	163,622

		772,876

Metals & Mining (0.8%)
Anglo American plc	10,514	514,948
Antofagasta plc	3,421	173,757
ArcelorMittal SA	4,227	254,169
BHP Group Ltd.	50,402	2,103,718
Boliden AB	2,818	159,111
Endeavour Mining plc	2,115	104,644
Evolution Mining Ltd.	20,136	164,428
Fortescue Ltd.	16,029	213,517
Freeport-McMoRan, Inc.	9,694	609,656
Fresnillo plc	1,826	66,545
Glencore plc	93,091	634,944
JFE Holdings, Inc.	5,681	54,721
JX Advanced Metals Corp.	5,400	149,373
Lynas Rare Earths Ltd.*	8,980	112,522
Mitsui Kinzoku Co. Ltd. (x)	500	133,885
Newmont Corp.	7,199	672,387
Nippon Steel Corp. (x)	47,960	158,855
Norsk Hydro ASA	12,749	114,924
Northern Star Resources Ltd.	13,479	177,528
Nucor Corp.	1,536	342,144
PLS Group Ltd.*	31,143	109,025
Rio Tinto Ltd. (x)	3,687	439,028
Rio Tinto plc	10,577	1,000,401
South32 Ltd.	44,476	119,604
Steel Dynamics, Inc.	914	209,726
Sumitomo Metal Mining Co. Ltd.	2,341	109,401

		8,902,961

Paper & Forest Products (0.0%)†
Stora Enso OYJ, Class R	5,470	58,367
Svenska Cellulosa AB SCA, Class B (x)	5,882	60,151
UPM-Kymmene OYJ	5,232	138,788

		257,306

Total Materials		20,793,913

Real Estate (1.0%)
Diversified REITs (0.0%)†
CapitaLand Integrated Commercial Trust (REIT)	60,467	111,141
Covivio SA (REIT)	526	32,230
Land Securities Group plc (REIT)	7,386	63,820
Stockland (REIT)	24,013	68,037

		275,228

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	1,058	55,915
Healthpeak Properties, Inc. (REIT)	4,649	99,489
Ventas, Inc. (REIT)	3,278	291,086
Welltower, Inc. (REIT)	4,760	1,080,377

		1,526,867

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	4,295	101,834

Industrial REITs (0.1%)
CapitaLand Ascendas REIT (REIT)	40,775	78,659
Goodman Group (REIT)	19,771	428,602
Prologis, Inc. (REIT)	6,287	851,700
Segro plc (REIT)	12,078	140,345

		1,499,306

Office REITs (0.0%)†
BXP, Inc. (REIT)	1,000	66,310
Gecina SA (REIT)	438	36,849
Nippon Building Fund, Inc. (REIT) (x)	74	57,242

		160,401

Real Estate Management & Development (0.2%)
Azrieli Group Ltd.	432	58,791
CapitaLand Investment Ltd.	23,167	44,727
CBRE Group, Inc., Class A*	1,975	266,013
CK Asset Holdings Ltd.	17,396	98,463
CoStar Group, Inc.*	2,754	77,993
Daito Trust Construction Co. Ltd.	2,840	54,170
Daiwa House Industry Co. Ltd.	5,605	151,737
Fastighets AB Balder, Class B (x)*	6,844	36,515
Henderson Land Development Co. Ltd.	13,204	41,901
Hongkong Land Holdings Ltd.	9,554	68,364
Hulic Co. Ltd. (x)	4,527	47,220
Mitsubishi Estate Co. Ltd.	10,252	260,933
Mitsui Fudosan Co. Ltd.	24,619	226,813
Sagax AB, Class B (x)	2,181	34,701
Sino Land Co. Ltd.	36,859	48,497
Sumitomo Realty & Development Co. Ltd.	5,816	133,808
Sun Hung Kai Properties Ltd.	12,696	182,967
Swiss Prime Site AG (Registered)	795	129,745
Vonovia SE	7,166	176,816
Wharf Real Estate Investment Co. Ltd.	14,963	40,992

		2,181,166

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	937	176,803
Camden Property Trust (REIT)	678	77,624
Equity Residential (REIT)	2,299	156,171
Essex Property Trust, Inc. (REIT)	433	126,258

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Invitation Homes, Inc. (REIT)	3,685	$111,324
Mid-America Apartment Communities, Inc. (REIT)	785	109,068
UDR, Inc. (REIT)	1,994	79,601

		836,849

Retail REITs (0.2%)
Federal Realty Investment Trust (REIT)	530	65,423
Kimco Realty Corp. (REIT)	4,547	115,266
Klepierre SA (REIT)	2,133	89,177
Link REIT (REIT)	25,960	121,106
Realty Income Corp. (REIT)	6,288	389,604
Regency Centers Corp. (REIT)	1,111	88,591
Scentre Group (REIT)	51,778	138,683
Simon Property Group, Inc. (REIT)	2,187	489,123
Unibail-Rodamco-Westfield (REIT)	1,072	125,388
Vicinity Ltd. (REIT)	39,100	69,634

		1,691,995

Specialized REITs (0.3%)
American Tower Corp. (REIT)	3,142	513,937
Crown Castle, Inc. (REIT)	2,943	222,873
Digital Realty Trust, Inc. (REIT)	2,227	399,925
Equinix, Inc. (REIT)	665	693,189
Extra Space Storage, Inc. (REIT)	1,425	207,053
Iron Mountain, Inc. (REIT)	2,006	253,378
Public Storage (REIT)	1,065	339,000
SBA Communications Corp. (REIT)	715	126,169
VICI Properties, Inc. (REIT), Class A	7,493	198,939
Weyerhaeuser Co. (REIT)	4,862	116,396

		3,070,859

Total Real Estate		11,344,505

Utilities (1.5%)
Electric Utilities (0.9%)
Acciona SA (x)	245	77,647
Alliant Energy Corp.	1,742	132,897
American Electric Power Co., Inc.	3,669	501,956
BKW AG	196	33,000
Chubu Electric Power Co., Inc.	6,615	124,394
CK Infrastructure Holdings Ltd.	5,785	44,149
CLP Holdings Ltd.	16,457	153,821
Constellation Energy Corp.	2,156	535,486
Contact Energy Ltd.	9,286	49,206
Duke Energy Corp.	5,257	665,431
Edison International	2,595	193,198
EDP SA	29,034	152,001
Elia Group SA/NV, Class B	432	68,711
Endesa SA (x)	3,098	141,182
Enel SpA	75,607	868,689
Entergy Corp.	3,088	354,688
Evergy, Inc.	1,554	134,312
Eversource Energy	2,536	183,277
Exelon Corp.	6,900	321,678
FirstEnergy Corp.	3,510	166,865
Fortum OYJ	4,447	102,737
Iberdrola SA	60,305	1,505,110
Kansai Electric Power Co., Inc. (The) (x)	9,413	132,294
NextEra Energy, Inc.	14,062	1,234,222
NRG Energy, Inc.	1,423	207,843
Origin Energy Ltd.	17,078	129,824
PG&E Corp.	14,850	249,777
Pinnacle West Capital Corp.	817	87,419
Power Assets Holdings Ltd.	13,627	99,435
PPL Corp.	5,073	184,404
Redeia Corp. SA (x)	4,023	68,456
Southern Co. (The)	7,602	727,587
SSE plc	12,021	388,510
Terna - Rete Elettrica Nazionale	13,948	163,195
Verbund AG	675	42,875
Xcel Energy, Inc.	4,210	338,063

		10,564,339

Gas Utilities (0.1%)
APA Group	13,123	92,204
Atmos Energy Corp.	1,126	193,976
Hong Kong & China Gas Co. Ltd.	111,086	92,346
Italgas SpA	6,045	70,011
Naturgy Energy Group SA	4,085	128,183
Osaka Gas Co. Ltd.	3,375	113,528
Snam SpA	19,990	143,880
Tokyo Gas Co. Ltd.	2,929	110,137

		944,265

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	4,809	70,500
EDP Renewables SA (x)	3,180	51,504
Enlight Renewable Energy Ltd. (x)*	1,380	122,204
Meridian Energy Ltd.	13,127	43,436
OPC Energy Ltd.*	1,690	52,613
Orsted A/S (m)*	4,584	103,065
RWE AG	5,717	370,395
Vistra Corp.	2,134	338,516

		1,152,233

Multi-Utilities (0.4%)
Ameren Corp.	1,866	210,933
CenterPoint Energy, Inc.	4,411	194,260
Centrica plc	45,794	103,785
CMS Energy Corp.	2,083	159,349
Consolidated Edison, Inc.	2,485	274,915
Dominion Energy, Inc.	5,930	404,960
DTE Energy Co.	1,392	212,099
E.ON SE	22,264	459,353
Engie SA	17,648	556,468
National Grid plc	50,595	837,692
NiSource, Inc.	3,233	153,729
Public Service Enterprise Group, Inc.	3,360	272,698
Sembcorp Industries Ltd.	8,900	43,835
Sempra	4,408	408,666
Veolia Environnement SA	5,884	245,071
WEC Energy Group, Inc.	2,196	256,427

		4,794,240

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,317	173,291
Severn Trent plc	2,753	107,596
United Utilities Group plc	6,555	113,734

		394,621

Total Utilities		17,849,698

Total Common Stocks (56.1%) (Cost $387,644,021)		648,886,347

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (4.5%)
State Street SPDR S&P MidCap 400 ETF Trust (x)	74,008	$52,052,787

Total Exchange Traded Funds (4.5%) (Cost $33,337,329)		52,052,787

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (12.6%)
U.S. Treasury Bonds
6.125%, 11/15/27	$1,896,100	1,946,749
5.250%, 11/15/28	1,649,300	1,690,260
U.S. Treasury Notes
2.000%, 11/15/26	1,147,900	1,139,652
1.500%, 1/31/27	990,600	976,340
2.250%, 2/15/27	1,962,300	1,941,068
2.375%, 5/15/27	2,289,900	2,256,602
0.375%, 7/31/27	3,509,000	3,370,696
2.250%, 8/15/27	2,096,800	2,053,700
2.250%, 11/15/27	5,049,400	4,922,379
3.875%, 12/31/27	994,200	990,156
2.750%, 2/15/28	2,037,000	1,992,289
4.250%, 2/15/28	2,139,200	2,142,167
3.375%, 2/29/28	1,612,000	1,592,258
3.625%, 3/31/28	1,835,600	1,819,081
3.500%, 4/30/28	1,531,500	1,513,916
2.875%, 5/15/28	881,000	860,935
3.625%, 5/31/28	846,000	837,870
2.875%, 8/15/28	137,000	133,468
4.375%, 8/31/28	1,140,100	1,145,163
4.625%, 9/30/28	845,400	853,788
4.875%, 10/31/28	2,155,600	2,189,319
3.125%, 11/15/28	2,244,400	2,192,478
4.375%, 11/30/28	1,598,200	1,605,985
3.750%, 12/31/28	1,383,100	1,369,713
4.000%, 1/31/29	2,162,700	2,154,148
2.625%, 2/15/29	5,503,000	5,294,971
4.250%, 2/28/29	7,281,500	7,298,559
4.625%, 4/30/29	5,290,200	5,355,724
4.500%, 5/31/29	5,037,900	5,085,027
4.250%, 6/30/29	8,088,200	8,109,684
3.500%, 9/30/29	2,715,000	2,661,135
1.750%, 11/15/29	2,344,000	2,169,053
1.500%, 2/15/30	1,472,400	1,341,974
0.625%, 5/15/30	1,850,800	1,617,967
0.625%, 8/15/30	1,789,100	1,550,191
4.125%, 8/31/30	1,896,500	1,892,194
4.625%, 9/30/30	2,723,000	2,768,951
4.875%, 10/31/30	1,484,000	1,523,993
0.875%, 11/15/30	1,929,000	1,676,242
4.375%, 11/30/30	3,221,300	3,245,290
3.750%, 12/31/30	2,020,300	1,983,987
4.125%, 3/31/31	4,069,100	4,056,686
1.625%, 5/15/31	2,788,600	2,475,648
4.250%, 6/30/31	2,533,700	2,539,567
1.250%, 8/15/31	1,860,100	1,608,938
3.625%, 9/30/31	1,670,100	1,624,849
1.375%, 11/15/31	1,598,700	1,381,873
1.875%, 2/15/32	2,614,500	2,308,710
2.875%, 5/15/32	860,100	799,362
2.750%, 8/15/32	945,400	869,145
4.125%, 11/15/32	887,100	880,137
3.500%, 2/15/33	666,500	636,666
4.125%, 4/30/33	3,775,000	3,738,448
3.375%, 5/15/33	3,230,600	3,054,980
4.250%, 5/31/33	2,040,800	2,035,897
3.875%, 8/15/33	1,267,700	1,234,332
4.500%, 11/15/33	1,711,200	1,730,598
4.000%, 2/15/34	3,947,000	3,862,058
4.375%, 5/15/34	4,317,100	4,326,237
3.875%, 8/15/34	2,807,800	2,716,109
4.250%, 11/15/34	562,500	557,810
4.625%, 2/15/35	1,936,900	1,971,098
4.250%, 5/15/35	900,700	891,693
4.250%, 8/15/35	1,248,900	1,235,240
4.000%, 11/15/35	2,103,300	2,038,229

Total U.S. Treasury Obligations		145,839,432

Total Long-Term Debt Securities (12.6%) (Cost $148,047,297)		145,839,432

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Hologic, Inc., CVR*	1,502	15

Total Health Care		15

Industrials (0.0%)†
Construction & Engineering (0.0%)†
ACS Actividades de Construccion y Servicios SA, expiring 7/13/26*	1,751	3,675

Total Industrials		3,675

Total Rights (0.0%)† (Cost $3,752)		3,690

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (27.0%)
BlackRock Liquidity FedFund, Institutional Shares 3.54% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	20,696,107	20,696,107
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	284,207,240	284,207,240

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	500,000	$500,000

Total Investment Companies		312,403,347

Total Short-Term Investments (27.0%) (Cost $312,499,066)		312,403,347

Total Investments in Securities (100.2%) (Cost $881,531,465)		1,159,185,603
Other Assets Less Liabilities (-0.2%)		(2,793,248)

Net Assets (100%)		$1,156,392,355

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the market value or fair value, as applicable, of these securities amounted to $2,185,306 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2026.

(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $31,120,861. This was collateralized by $3,681,463 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/9/26 – 5/15/56 and by cash of $28,196,107 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

AUD	— Australian Dollar

CHF	— Swiss Franc

CVA	— Dutch Certification

CVR	— Contingent Value Right

EUR	— European Currency Unit

GBP	— British Pound

JPY	— Japanese Yen

NOK	— Norwegian Krone

NZD	— New Zealand Dollar

REIT	— Real Estate Investment Trust

SDR	— Swedish Depositary Receipt

SEK	— Swedish Krona

USD	— United States Dollar

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	684	9/2026	EUR	49,674,581	329,664
MSCI EAFE E-Mini Index	6	9/2026	USD	943,590	(3,899)
Russell 2000 E-Mini Index	364	9/2026	USD	55,429,920	1,881,483
S&P 500 E-Mini Index	391	9/2026	USD	147,568,288	1,042,809
S&P 500 Micro E-Mini Index	6	9/2026	USD	226,448	2,678
TOPIX Index	186	9/2026	JPY	45,792,183	1,084,083
U.S. Treasury 2 Year Note	95	9/2026	USD	19,582,617	(13,995)
U.S. Treasury 5 Year Note	110	9/2026	USD	11,775,156	7,404

					4,330,227

Short Contracts
FTSE 100 Index	(42)	9/2026	GBP	(5,872,765)	(50)
SPI 200 Index	(91)	9/2026	AUD	(13,823,045)	113,964
U.S. Treasury 10 Year Note	(33)	9/2026	USD	(3,626,391)	10,071

					123,985

					4,454,212

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	2,896,545	AUD	4,037,000	Barclays Bank plc	7/9/2026	101,856
USD	4,647,089	AUD	6,493,095	Deutsche Bank AG	7/9/2026	152,120
USD	2,890,272	AUD	4,037,000	JPMorgan Chase Bank	7/9/2026	95,582
USD	5,856,987	NZD	9,966,082	Goldman Sachs International	7/9/2026	195,026
USD	56,257	NZD	95,537	JPMorgan Chase Bank	7/9/2026	1,980
USD	3,571,859	GBP	2,670,000	Barclays Bank plc	7/16/2026	30,280
USD	22,894,487	GBP	16,940,120	Citibank NA	7/16/2026	424,533
USD	32,371,730	GBP	24,083,000	JPMorgan Chase Bank	7/16/2026	427,215
USD	3,795,169	JPY	606,482,000	Morgan Stanley	8/27/2026	47,923
SEK	19,318,064	USD	1,995,771	Morgan Stanley	9/10/2026	4,481
USD	16,990,014	CHF	13,457,000	Morgan Stanley	9/11/2026	201,399
USD	60,909,556	EUR	52,312,000	Morgan Stanley	9/11/2026	956,387

Total unrealized appreciation						2,638,782

AUD	6,836,697	USD	4,901,449	BNP Paribas	7/9/2026	(168,615)
AUD	4,037,000	USD	2,890,272	JPMorgan Chase Bank	7/9/2026	(95,582)
AUD	7,211,780	USD	5,159,567	Morgan Stanley	7/9/2026	(167,075)
NZD	9,966,082	USD	5,884,858	JPMorgan Chase Bank	7/9/2026	(222,898)
NZD	18,497,000	USD	10,706,693	UBS AG	7/9/2026	(198,121)
GBP	24,083,000	USD	32,371,730	JPMorgan Chase Bank	7/16/2026	(427,215)
JPY	1,717,888,842	USD	10,787,418	Morgan Stanley	8/27/2026	(173,167)
NOK	4,375,037	USD	446,762	JPMorgan Chase Bank	9/10/2026	(5,213)
CHF	4,589,548	USD	5,839,357	Citibank NA	9/11/2026	(113,553)
EUR	9,455,000	USD	10,922,492	Barclays Bank plc	9/11/2026	(86,408)
EUR	15,414,100	USD	17,947,430	Morgan Stanley	9/11/2026	(281,806)
USD	577,706	EUR	505,000	JPMorgan Chase Bank	9/11/2026	(1,059)

Total unrealized depreciation						(1,940,712)

Net unrealized appreciation						698,070

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$42,832,250	$7,370,702	$—	$50,202,952
Consumer Discretionary	40,828,158	17,199,371	—	58,027,529
Consumer Staples	20,055,151	14,193,718	—	34,248,869
Energy	12,948,746	7,055,108	—	20,003,854
Financials	51,155,380	53,659,571	—	104,814,951
Health Care	39,018,629	21,870,731	—	60,889,360
Industrials	39,141,843	40,285,168	—	79,427,011
Information Technology	165,906,952	25,376,753	—	191,283,705
Materials	7,963,288	12,830,625	—	20,793,913
Real Estate	7,946,432	3,398,073	—	11,344,505
Utilities	9,543,422	8,306,276	—	17,849,698

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Exchange Traded Fund	$52,052,787	$—	$—	$52,052,787
Forward Currency Contracts	—	2,638,782	—	2,638,782
Futures	4,472,156	—	—	4,472,156
Rights
Health Care	—	15	—	15
Industrials	—	3,675	—	3,675
Short-Term Investments
Investment Companies	312,403,347	—	—	312,403,347
U.S. Treasury Obligations	—	145,839,432	—	145,839,432

Total Assets	$806,268,541	$360,028,000	$—	$1,166,296,541

Liabilities:
Forward Currency Contracts	$—	$(1,940,712)	$—	$(1,940,712)
Futures	(17,944)	—	—	(17,944)

Total Liabilities	$(17,944)	$(1,940,712)	$—	$(1,958,656)

Total	$806,250,597	$358,087,288	$—	$1,164,337,885

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$17,475	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	2,638,782
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	4,454,681	*

Total		$7,110,938

	Liability Derivatives
Interest rate contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(13,995	)*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(1,940,712)
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	(3,949	)*

Total		$(1,958,656)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(1,108,130)	$—	$(1,108,130)
Foreign exchange contracts	—	(824,930)	(824,930)
Equity contracts	19,477,630	—	19,477,630

Total	$18,369,500	$(824,930)	$17,544,570

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$39,298	$—	$39,298
Foreign exchange contracts	—	995,219	995,219
Equity contracts	6,155,842	—	6,155,842

Total	$6,195,140	$995,219	$7,190,359

^ The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$277,171,000
Average notional value of contracts — short	12,865,000
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$102,020,000
Average settlement value sold — in USD	115,917,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2026:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$132,136	$(86,408)	$—	$45,728
Citibank NA	424,533	(113,553)	—	310,980
Deutsche Bank AG	152,120	—	—	152,120
Goldman Sachs International	195,026	—	—	195,026
JPMorgan Chase Bank	524,777	(524,777)	—	—
Morgan Stanley	1,210,190	(622,048)	—	588,142

Total	$2,638,782	$(1,346,786)	$—	$1,291,996

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$86,408	$(86,408)	$—	$—
BNP Paribas	168,615	—	—	168,615
Citibank NA	113,553	(113,553)	—	—
JPMorgan Chase Bank	751,967	(524,777)	—	227,190
Morgan Stanley	622,048	(622,048)	—	—
UBS AG	198,121	—	—	198,121

Total	$1,940,712	$(1,346,786)	$—	$593,926

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$14,847,219
Long-term U.S. government debt securities	23,791,991

$38,639,210

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$8,658,871
Long-term U.S. government debt securities	16,241,417

$24,900,288

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$312,624,684
Aggregate gross unrealized depreciation	(30,508,247)

Net unrealized appreciation	$282,116,437

Federal income tax cost of investments in securities and derivative instruments, if applicable	$882,221,448

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $881,531,465)	$1,159,185,603
Foreign cash (Cost $478,354)	475,365
Cash held as collateral at broker for futures	13,984,290
Due from broker for futures variation margin	10,517,676
Dividends, interest and other receivables	2,897,843
Unrealized appreciation on forward foreign currency contracts	2,638,782
Receivable for securities sold	1,664,271
Receivable for Portfolio shares sold	208,327
Securities lending income receivable	10,202
Other assets	14,593

Total assets	1,191,596,952

LIABILITIES
Payable for return of collateral on securities loaned	28,196,107
Payable for securities purchased	2,033,315
Unrealized depreciation on forward foreign currency contracts	1,940,712
Overdraft payable	1,868,631
Investment management fees payable	666,174
Distribution fees payable – Class IB	235,942
Administrative fees payable	117,777
Payable for Portfolio shares repurchased	60,273
Accrued expenses	85,666

Total liabilities	35,204,597

Commitments and contingent liabilities^
NET ASSETS	$1,156,392,355

Net assets were comprised of:
Paid in capital	$856,606,823
Total distributable earnings (loss)	299,785,532

Net assets	$1,156,392,355

Class IB
Net asset value, offering and redemption price per share, $1,156,392,355 / 71,970,755 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.07

(x)	Includes value of securities on loan of $31,120,861.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $417,872 foreign withholding tax)	$11,189,507
Interest	2,798,121
Securities lending (net)	84,088

Total income	14,071,716

EXPENSES
Investment management fees	3,961,315
Distribution fees – Class IB	1,348,340
Administrative fees	671,506
Professional fees	51,164
Custodian fees	45,276
Printing and mailing expenses	29,918
Trustees’ fees	16,438
Miscellaneous	18,001

Gross expenses	6,141,958
Less: Waiver from investment manager	(146,881)

Net expenses	5,995,077

NET INVESTMENT INCOME (LOSS)	8,076,639

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(642,715)
Futures contracts	18,369,500
Forward foreign currency contracts	(824,930)
Foreign currency transactions	(21,269)

Net realized gain (loss)	16,880,586

Change in unrealized appreciation (depreciation) on:
Investments in securities	58,824,046
Futures contracts	6,195,140
Forward foreign currency contracts	995,219
Foreign currency translations	(146,977)

Net change in unrealized appreciation (depreciation)	65,867,428

NET REALIZED AND UNREALIZED GAIN (LOSS)	82,748,014

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$90,824,653

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,076,639	$12,091,279
Net realized gain (loss)	16,880,586	14,485,649
Net change in unrealized appreciation (depreciation)	65,867,428	106,919,040

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	90,824,653	133,495,968

Distributions to shareholders:
Class IB	—	(32,809,219)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 5,001,545 and 13,125,098 shares, respectively ]	76,325,012	183,378,316
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,225,292 shares, respectively ]	—	32,809,219
Capital shares repurchased [ (2,230,357) and (3,250,645) shares, respectively ]	(34,153,917)	(45,310,113)

Total Class IB transactions	42,171,095	170,877,422

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	42,171,095	170,877,422

TOTAL INCREASE (DECREASE) IN NET ASSETS	132,995,748	271,564,171
NET ASSETS:
Beginning of period	1,023,396,607	751,832,436

End of period	$1,156,392,355	$1,023,396,607

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.79		$13.17	$11.92	$10.30	$12.40	$11.06

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11		0.19	0.18	0.16	0.08	0.01	(x)
Net realized and unrealized gain (loss)	1.17		1.93	1.51	1.57	(2.11)	1.91

Total from investment operations	1.28		2.12	1.69	1.73	(2.03)	1.92

Less distributions:
Dividends from net investment income	—		(0.20)	(0.22)	(0.11)	(0.02)	(0.02)
Distributions from net realized gains	—		(0.30)	(0.22)	—	(0.05)	(0.56)

Total dividends and distributions	—		(0.50)	(0.44)	(0.11)	(0.07)	(0.58)

Net asset value, end of period	$16.07		$14.79	$13.17	$11.92	$10.30	$12.40

Total return (b)(y)	8.65%		16.06%	14.06%	16.81%	(16.42)%	17.37%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,156,392		$1,023,397	$751,832	$543,221	$384,186	$418,591
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	1.11%		1.12%	1.12%	1.12%	1.16%	1.10%
Before Waivers (a)(f)	1.14%		1.16%	1.17%	1.17%	1.19%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	1.50%		1.38%	1.36%	1.45%	0.77%	0.06	%(x)
Before Waivers (a)(g)	1.47%		1.34%	1.31%	1.39%	0.74%	0.01	%(x)
Portfolio turnover rate^	3	%(z)	6%	8%	6%	31%	7%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.15%, 1.15%, 1.15%, 1.15%, 1.19% and 1.20% for Class IB for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.3%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	52,796	$1,092,877
BT Group plc	65,057	164,062
Cellnex Telecom SA (m)	5,422	162,364
Comcast Corp., Class A	27,071	664,593
Deutsche Telekom AG (Registered)	38,984	1,062,476
Elisa OYJ	1,614	67,764
HKT Trust & HKT Ltd.	38,391	57,096
Koninklijke KPN NV	43,447	215,535
NTT, Inc.	342,366	305,348
Orange SA	21,140	398,747
Singapore Telecommunications Ltd.	84,203	288,536
Swisscom AG (Registered)	294	226,893
Telecom Italia SpA*	19,451	177,282
Telefonica SA (x)	41,835	168,145
Telenor ASA	6,989	100,443
Telia Co. AB	26,779	130,393
Telstra Group Ltd.	44,643	157,003
Verizon Communications, Inc.	31,727	1,343,321

		6,782,878

Entertainment (0.6%)
Capcom Co. Ltd.	2,992	55,530
CTS Eventim AG & Co. KGaA	671	39,148
Electronic Arts, Inc.	1,711	350,823
Konami Group Corp.	1,070	116,943
Live Nation Entertainment, Inc.*	1,202	220,098
Netflix, Inc.*	31,995	2,284,443
Nexon Co. Ltd. (x)	3,391	45,107
Nintendo Co. Ltd.	12,464	523,420
Spotify Technology SA*	1,665	764,451
Take-Two Interactive Software, Inc.*	1,323	330,724
TKO Group Holdings, Inc., Class A	478	96,226
Toho Co. Ltd.	5,960	47,643
Universal Music Group NV	11,480	240,478
Walt Disney Co. (The)	13,194	1,269,923
Warner Bros Discovery, Inc.*	18,831	502,034

		6,886,991

Interactive Media & Services (3.6%)
Alphabet, Inc., Class A	44,553	15,921,905
Alphabet, Inc., Class C	35,912	12,688,787
CAR Group Ltd.	4,085	73,102
LY Corp.	29,287	78,342
Meta Platforms, Inc., Class A	16,686	9,399,057
REA Group Ltd.	598	57,781
Scout24 SE (m)	793	65,567

		38,284,541

Media (0.1%)
Charter Communications, Inc., Class A (x)*	635	90,303
EchoStar Corp., Class A (x)*	1,035	105,053
Fox Corp., Class A	1,516	79,075
Fox Corp., Class B	1,056	49,463
Informa plc	14,709	176,519
News Corp., Class A	2,773	68,853
News Corp., Class B	915	25,675
Omnicom Group, Inc.	2,166	157,750
Paramount Skydance Corp., Class B (x)	2,397	23,634
Publicis Groupe SA	2,598	256,781
Trade Desk, Inc. (The), Class A*	3,244	58,652

		1,091,758

Wireless Telecommunication Services (0.4%)
Airtel Africa plc (m)	8,697	37,811
KDDI Corp.	33,303	561,785
Millicom International Cellular SA	1,055	95,752
SoftBank Corp.	326,686	418,132
SoftBank Group Corp.	42,132	1,580,693
Tele2 AB, Class B	6,223	108,248
T-Mobile US, Inc.	3,536	593,093
Vodafone Group plc	209,504	276,819

		3,672,333

Total Communication Services		56,718,501

Consumer Discretionary (6.1%)
Automobile Components (0.2%)
Aisin Corp.	5,204	70,318
Aptiv plc*	1,608	98,699
Bridgestone Corp. (x)	12,070	254,134
Cie Generale des Etablissements Michelin SCA	7,025	271,346
Continental AG	1,249	103,004
Denso Corp.	18,965	219,061
Sumitomo Electric Industries Ltd.	32,460	599,166

		1,615,728

Automobiles (1.3%)
Bayerische Motoren Werke AG	3,185	208,426
Bayerische Motoren Werke AG (Preference) (q)	605	39,722
Dr Ing hc F Porsche AG (Preference) (m)(q)	1,241	61,716
Ferrari NV	1,376	509,950
Ford Motor Co.	29,739	413,372
General Motors Co.	6,851	528,075
Honda Motor Co. Ltd.	41,131	372,615
Isuzu Motors Ltd.	5,901	78,030
Mercedes-Benz Group AG	8,199	411,532
Nissan Motor Co. Ltd. (x)*	26,349	48,913
Porsche Automobil Holding SE (Preference) (q)	1,738	53,548
Renault SA	2,098	60,187
Stellantis NV*	23,022	131,016
Subaru Corp.	5,950	87,677
Suzuki Motor Corp.	17,850	214,863
Tesla, Inc.*	21,391	8,997,055
Toyota Motor Corp.	107,602	1,804,513
Volkswagen AG (Preference) (q)	2,341	187,546
Yamaha Motor Co. Ltd. (x)	10,144	76,798

		14,285,554

Broadline Retail (1.9%)
Amazon.com, Inc.*	74,379	17,727,491
eBay, Inc.	3,374	377,045
Next plc	1,304	251,652
Pan Pacific International Holdings Corp.	21,605	110,271

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Prosus NV	14,855	$645,666
Rakuten Group, Inc.*	16,066	74,958
Ryohin Keikaku Co. Ltd.	5,700	124,527
Sea Ltd. (ADR)*	4,268	409,002
Wesfarmers Ltd.	12,889	808,928

		20,529,540

Distributors (0.0%)†
D’ieteren Group (x)	244	47,539
Genuine Parts Co.	1,046	123,407

		170,946

Diversified Consumer Services (0.0%)†
Pearson plc	5,362	85,136

Hotels, Restaurants & Leisure (1.0%)
Accor SA	2,069	120,288
Airbnb, Inc., Class A*	3,176	454,486
Amadeus IT Group SA	4,987	286,408
Aristocrat Leisure Ltd.	6,161	262,476
Booking Holdings, Inc.	5,888	1,049,477
Carnival Corp. Ltd.	9,775	279,272
Chipotle Mexican Grill, Inc.*	9,746	331,364
Compass Group plc	19,305	623,733
Darden Restaurants, Inc.	870	179,229
Delivery Hero SE (m) (x)*	1,896	78,003
Domino’s Pizza, Inc. (x)	233	68,977
DoorDash, Inc., Class A*	2,875	530,524
Evolution AB (m)*	1,392	95,928
Expedia Group, Inc.	870	222,616
Galaxy Entertainment Group Ltd.	22,312	84,019
Hilton Worldwide Holdings, Inc.	1,730	571,696
InterContinental Hotels Group plc	1,619	279,253
Las Vegas Sands Corp.	2,266	104,667
Lottery Corp. Ltd. (The)	25,262	100,777
Marriott International, Inc., Class A	1,663	616,291
McDonald’s Corp.	5,399	1,459,404
MGM Resorts International*	1,458	69,707
Norwegian Cruise Line Holdings Ltd.*	3,488	73,632
Oriental Land Co. Ltd. (x)	12,213	186,958
Royal Caribbean Cruises Ltd.	1,895	601,719
Sands China Ltd.	27,476	45,917
Sodexo SA (x)	879	50,881
Starbucks Corp.	8,660	884,965
Wynn Resorts Ltd.	637	61,846
Yum! Brands, Inc.	2,094	334,747
Zensho Holdings Co. Ltd. (x)	1,027	50,950

		10,160,210

Household Durables (0.3%)
DR Horton, Inc.	2,004	326,411
Garmin Ltd.	1,246	295,975
Lennar Corp., Class A	1,635	147,951
NVR, Inc.*	21	143,081
Panasonic Holdings Corp.	26,450	742,656
PulteGroup, Inc.	1,447	198,543
Sekisui House Ltd.	6,759	140,633
Sony Group Corp.	66,342	1,330,332

		3,325,582

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	5,730	133,906
Hasbro, Inc.	1,021	84,325
Shimano, Inc. (x)	807	86,189

		304,420

Specialty Retail (0.9%)
AutoZone, Inc.*	125	399,493
Avolta AG	965	64,660
Best Buy Co., Inc.	1,509	114,503
Carvana Co.*	5,443	358,258
Fast Retailing Co. Ltd.	2,134	1,091,385
H & M Hennes & Mauritz AB, Class B (x)	4,801	82,598
Home Depot, Inc. (The)	7,568	2,669,082
Industria de Diseno Textil SA	12,384	780,492
Kingfisher plc	19,753	74,294
Lowe’s Cos., Inc.	4,255	938,185
Nitori Holdings Co. Ltd.	4,365	64,877
O’Reilly Automotive, Inc.*	6,297	579,891
Ross Stores, Inc.	2,448	521,057
Sanrio Co. Ltd. (x)	10,900	73,672
TJX Cos., Inc. (The)	8,402	1,272,903
Tractor Supply Co.	3,985	125,966
Ulta Beauty, Inc.*	331	149,274
Williams-Sonoma, Inc.	895	208,625
Zalando SE (m)*	2,399	69,506

		9,638,721

Textiles, Apparel & Luxury Goods (0.5%)
adidas AG	1,839	377,051
Asics Corp.	7,680	208,856
Cie Financiere Richemont SA (Registered)	6,104	1,416,405
Deckers Outdoor Corp.*	1,079	107,134
Hermes International SCA	294	537,975
Kering SA	810	230,317
Lululemon Athletica, Inc.*	796	90,887
LVMH Moet Hennessy Louis Vuitton SE	2,825	1,564,397
Moncler SpA	2,495	144,763
NIKE, Inc., Class B	9,114	374,130
Pandora A/S	851	98,143
Ralph Lauren Corp.	294	118,015
Swatch Group AG (The)	320	78,282
Tapestry, Inc.	1,535	224,693

		5,571,048

Total Consumer Discretionary		65,686,885

Consumer Staples (3.6%)
Beverages (0.7%)
Anheuser-Busch InBev SA/NV	10,202	841,122
Asahi Group Holdings Ltd.(x)	15,999	152,214
Brown-Forman Corp., Class B	1,279	34,085
Carlsberg A/S, Class B	1,067	140,011
Coca-Cola Co. (The)	29,422	2,391,126
Coca-Cola Europacific Partners plc	2,278	227,960
Coca-Cola HBC AG	2,275	148,501
Constellation Brands, Inc., Class A	1,060	147,435
Davide Campari-Milano NV (x)	6,638	41,325
Diageo plc	25,278	508,083
Heineken Holding NV	1,364	104,058

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Heineken NV	3,270	$275,043
Keurig Dr. Pepper, Inc.	10,338	338,363
Kirin Holdings Co. Ltd. (x)	8,779	150,429
Molson Coors Beverage Co., Class B	1,219	47,492
Monster Beverage Corp.*	5,425	521,451
PepsiCo, Inc.	10,385	1,406,129
Pernod Ricard SA	2,219	162,031
Suntory Beverage & Food Ltd. (x)	1,381	38,208

		7,675,066

Consumer Staples Distribution & Retail (1.0%)
Aeon Co. Ltd.	24,507	202,257
Carrefour SA	6,686	124,198
Casey’s General Stores, Inc.	281	223,336
Coles Group Ltd.	15,247	257,403
Costco Wholesale Corp.	3,371	3,153,469
Dollar General Corp.	1,673	192,579
Dollar Tree, Inc.*	1,376	166,427
J Sainsbury plc	19,359	82,157
Jeronimo Martins SGPS SA	3,214	61,563
Kesko OYJ, Class B	3,100	69,308
Koninklijke Ahold Delhaize NV	10,039	404,023
Kroger Co. (The)	4,310	239,334
Marks & Spencer Group plc	23,443	115,742
Seven & i Holdings Co. Ltd.	21,394	257,897
Sysco Corp.	3,633	303,646
Target Corp.	3,451	450,735
Tesco plc	72,491	442,632
Walmart, Inc.	33,311	3,772,804
Woolworths Group Ltd.	13,869	384,247

		10,903,757

Food Products (0.7%)
Ajinomoto Co., Inc.	9,751	354,712
Archer-Daniels-Midland Co.	3,662	279,777
Associated British Foods plc	3,243	85,479
Barry Callebaut AG (Registered)	40	55,451
Bunge Global SA	1,032	110,145
Chocoladefabriken Lindt & Spruengli AG	11	127,984
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	118,827
Danone SA	7,156	586,887
General Mills, Inc.	4,055	141,114
Hershey Co. (The)	1,126	197,557
Hormel Foods Corp.	2,216	55,001
J M Smucker Co. (The)	810	91,125
Kerry Group plc, Class A	1,813	166,500
Kikkoman Corp.	7,732	79,300
Kraft Heinz Co. (The)	6,487	153,223
Lotus Bakeries NV	5	66,411
Magnum Ice Cream Co. NV (The)*	5,358	93,226
Magnum Ice Cream Co. NV (The) (Euronext Amsterdam Stock Exchange)*	201	3,500
McCormick & Co., Inc. (Non-Voting)	1,930	97,311
Mondelez International, Inc., Class A	9,753	564,113
Mowi ASA	4,937	91,311
Nestle SA (Registered)	29,255	3,004,315
Orkla ASA	8,240	86,801
Salmar ASA	770	36,071
Tyson Foods, Inc., Class A	2,144	122,744
WH Group Ltd. (m)	87,380	92,633
Wilmar International Ltd.	18,173	50,893

		6,912,411

Household Products (0.4%)
Church & Dwight Co., Inc.	1,800	174,384
Clorox Co. (The)	919	87,709
Colgate-Palmolive Co.	6,080	557,414
Essity AB, Class B	6,496	183,798
Henkel AG & Co. KGaA	1,032	81,607
Henkel AG & Co. KGaA (Preference) (q)	1,719	144,462
Kimberly-Clark Corp.	2,522	276,840
Procter & Gamble Co. (The)	17,693	2,594,502
Reckitt Benckiser Group plc	7,290	475,257
Unicharm Corp. (x)	12,109	70,451

		4,646,424

Personal Care Products (0.3%)
Beiersdorf AG (x)	1,033	88,921
Estee Lauder Cos., Inc. (The), Class A	1,879	148,347
Kao Corp. (x)	10,330	204,783
Kenvue, Inc.	14,589	278,796
L’Oreal SA	2,727	1,196,414
Shiseido Co. Ltd. (x)	4,563	73,790
Unilever plc	24,805	1,488,869

		3,479,920

Tobacco (0.5%)
Altria Group, Inc.	12,688	912,902
British American Tobacco plc	22,798	1,406,138
Imperial Brands plc	8,404	310,729
Japan Tobacco, Inc. (x)	12,489	458,940
Philip Morris International, Inc.	11,842	2,142,336

		5,231,045

Total Consumer Staples		38,848,623

Energy (2.1%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	7,538	418,359
Halliburton Co.	6,348	215,515
SLB Ltd.	11,360	528,126
Tenaris SA	3,650	101,007

		1,263,007

Oil, Gas & Consumable Fuels (2.0%)
Aker BP ASA	3,587	109,115
APA Corp.	2,686	87,483
Bollore SE	7,016	32,534
BP plc	178,264	1,097,112
Chevron Corp.	14,225	2,357,936
ConocoPhillips	9,257	962,358
Devon Energy Corp.	8,760	361,963
Diamondback Energy, Inc.	1,475	259,276
ENEOS Holdings, Inc.	29,190	214,882
Eni SpA	20,626	482,455
EOG Resources, Inc.	4,047	525,017
EQT Corp.	4,753	252,717
Equinor ASA	7,982	250,819
Expand Energy Corp.	1,818	165,783

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Exxon Mobil Corp.	31,494	$4,305,860
Galp Energia SGPS SA	4,624	98,446
Idemitsu Kosan Co. Ltd.	8,747	64,246
Inpex Corp.(x)	9,993	201,356
Kinder Morgan, Inc.	14,876	475,586
Marathon Petroleum Corp.	2,218	567,076
Neste OYJ	4,802	156,100
Occidental Petroleum Corp.	5,517	267,961
OMV AG	1,672	104,893
ONEOK, Inc.	4,787	416,182
Phillips 66	3,046	514,926
Repsol SA (x)	12,549	312,406
Santos Ltd.	36,866	183,031
Shell plc	63,763	2,469,815
Targa Resources Corp.	1,631	437,336
Texas Pacific Land Corp.	440	192,562
TotalEnergies SE	22,363	1,737,175
Valero Energy Corp.	2,256	587,553
Var Energi ASA	10,625	43,886
Williams Cos., Inc. (The)	9,293	690,842
Woodside Energy Group Ltd.	21,583	417,853

		21,404,541

Total Energy		22,667,548

Financials (11.1%)
Banks (5.1%)
ABN AMRO Bank NV (CVA) (m)	7,009	298,099
AIB Group plc	23,721	278,757
ANZ Group Holdings Ltd.	34,221	838,571
Banca Monte dei Paschi di Siena SpA	21,556	267,662
Banco Bilbao Vizcaya Argentaria SA	63,962	1,604,554
Banco BPM SpA	12,899	222,788
Banco Comercial Portugues SA, Class R	89,133	105,512
Banco de Sabadell SA	54,172	192,429
Banco Santander SA	162,617	2,249,665
Bank Hapoalim BM	14,873	343,020
Bank Leumi Le-Israel BM	16,626	371,939
Bank of America Corp.	49,609	2,826,721
Bank of Ireland Group plc	10,790	215,072
Bankinter SA	7,141	119,812
Banque Cantonale Vaudoise (Registered) (x)	342	50,111
Barclays plc	155,358	1,043,309
BAWAG Group AG (m)	830	166,415
BNP Paribas SA	11,256	1,315,568
BOC Hong Kong Holdings Ltd.	41,938	227,455
BPER Banca SpA	17,761	278,781
CaixaBank SA	39,875	565,972
Chiba Bank Ltd. (The) (x)	6,184	94,048
Citigroup, Inc.	12,959	1,813,742
Citizens Financial Group, Inc.	3,213	225,135
Commerzbank AG	7,360	313,171
Commonwealth Bank of Australia	19,001	2,171,688
Credit Agricole SA	10,304	207,274
Danske Bank A/S	7,110	381,466
DBS Group Holdings Ltd.	23,434	1,184,045
DNB Bank ASA	9,226	274,426
Erste Group Bank AG	3,495	468,236
Fifth Third Bancorp	6,886	388,164
FinecoBank Banca Fineco SpA	6,945	174,235
HSBC Holdings plc	195,106	3,706,127
Huntington Bancshares, Inc.	15,403	273,095
ING Groep NV	33,151	1,048,810
Intesa Sanpaolo SpA	158,166	1,083,437
Israel Discount Bank Ltd., Class A	13,887	137,725
Japan Post Bank Co. Ltd.	20,277	386,261
JPMorgan Chase & Co.	20,359	6,664,112
KBC Group NV	2,608	355,732
KeyCorp	7,002	161,396
Lloyds Banking Group plc	664,894	981,095
M&T Bank Corp.	1,113	264,905
Mitsubishi UFJ Financial Group, Inc.	121,282	2,406,004
Mizrahi Tefahot Bank Ltd.	1,790	118,347
Mizuho Financial Group, Inc.	26,809	1,287,342
National Australia Bank Ltd.	34,828	916,060
NatWest Group plc	90,607	798,608
Nordea Bank Abp	34,861	662,084
Oversea-Chinese Banking Corp. Ltd.	37,188	715,377
PNC Financial Services Group, Inc. (The)	3,051	751,217
Raiffeisen Bank International AG	1,493	95,355
Regions Financial Corp.	6,484	195,817
Resona Holdings, Inc.	23,585	307,617
Skandinaviska Enskilda Banken AB, Class A (x)	16,614	330,659
Societe Generale SA	7,152	633,292
Standard Chartered plc	20,208	547,733
Sumitomo Mitsui Financial Group, Inc.	41,234	1,612,107
Sumitomo Mitsui Trust Group, Inc.	7,119	265,759
Svenska Handelsbanken AB, Class A	15,453	227,385
Swedbank AB, Class A	9,317	347,967
Truist Financial Corp.	9,466	471,596
UniCredit SpA	15,409	1,378,601
United Overseas Bank Ltd.	13,675	421,621
US Bancorp	11,795	712,418
Wells Fargo & Co.	23,252	1,921,545
Westpac Banking Corp.	38,833	949,422
Yokohama Financial Group, Inc.	10,999	117,501

		54,531,971

Capital Markets (2.0%)
3i Group plc	11,052	364,759
Ameriprise Financial, Inc.	683	313,333
Amundi SA (m)	703	67,468
Ares Management Corp., Class A	1,603	178,430
ASX Ltd.	2,218	81,913
Bank of New York Mellon Corp. (The)	5,215	754,141
BlackRock, Inc.	1,097	1,054,831
Blackstone, Inc.	5,645	664,247
Cboe Global Markets, Inc.	795	192,923
Charles Schwab Corp. (The)	12,422	1,146,178
CME Group, Inc.	2,753	607,945
Coinbase Global, Inc., Class A*	1,690	247,061
CVC Capital Partners plc (m) (x)	2,388	34,701
Daiwa Securities Group, Inc.	14,216	139,782
Deutsche Bank AG (Registered)	20,606	697,699
Deutsche Boerse AG	2,062	562,652
EQT AB (x)	4,907	138,831
Euronext NV (m)	883	141,265
FactSet Research Systems, Inc.	277	63,732

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Franklin Resources, Inc.	2,330	$77,519
Futu Holdings Ltd. (ADR)	558	52,307
Goldman Sachs Group, Inc. (The)	2,242	2,267,492
Hong Kong Exchanges & Clearing Ltd.	13,636	633,766
Interactive Brokers Group, Inc., Class A	3,385	294,630
Intercontinental Exchange, Inc.	4,297	529,004
Invesco Ltd.	3,368	88,882
Japan Exchange Group, Inc.	10,876	137,071
Julius Baer Group Ltd.	2,338	202,091
KKR & Co., Inc.	5,253	482,120
London Stock Exchange Group plc	5,061	548,034
Macquarie Group Ltd.	4,111	715,444
Moody’s Corp.	1,142	517,235
Morgan Stanley	9,108	1,903,936
MSCI, Inc.	553	309,702
Nasdaq, Inc.	3,395	267,594
Nomura Holdings, Inc.	33,330	290,837
Northern Trust Corp.	1,406	244,419
Partners Group Holding AG	242	198,150
Raymond James Financial, Inc.	1,318	200,376
Robinhood Markets, Inc., Class A*	6,012	602,883
S&P Global, Inc.	2,304	938,327
SBI Holdings, Inc.	6,006	97,687
Schroders plc	9,141	71,238
Singapore Exchange Ltd.	9,136	170,907
State Street Corp.	2,103	356,669
T. Rowe Price Group, Inc.	1,628	185,087
UBS Group AG (Registered)	36,043	1,785,522

		21,620,820

Consumer Finance (0.2%)
American Express Co.	4,044	1,367,883
Capital One Financial Corp.	4,728	948,531
Synchrony Financial	2,556	194,384

		2,510,798

Financial Services (1.8%)
Adyen NV (m)*	304	283,905
Apollo Global Management, Inc.	3,504	414,558
Banca Mediolanum SpA	2,327	57,951
Berkshire Hathaway, Inc., Class B*	13,930	6,970,433
Block, Inc., Class A*	4,067	309,092
Corpay, Inc.*	497	165,635
EXOR NV	1,002	76,767
Fidelity National Information Services, Inc.	3,927	152,682
Fiserv, Inc.*	4,052	198,751
Global Payments, Inc.	1,767	128,213
Groupe Bruxelles Lambert NV	831	75,721
Industrivarden AB, Class A	1,195	67,007
Industrivarden AB, Class C	1,821	99,971
Infratil Ltd.	10,208	89,568
Investor AB, Class B	19,651	816,310
Jack Henry & Associates, Inc.	540	74,380
L E Lundbergforetagen AB, Class B	819	47,215
M&G plc	25,300	112,888
Mastercard, Inc., Class A	6,131	3,148,882
Mitsubishi HC Capital, Inc. (x)	9,980	80,752
ORIX Corp.	12,401	469,996
PayPal Holdings, Inc.	6,702	289,392
Poste Italiane SpA	5,189	169,731
Sofina SA (x)	177	45,041
Visa, Inc., Class A	12,611	4,326,708
Washington H Soul Pattinson & Co. Ltd.	3,881	124,230
Wise Group plc, Class A*	8,149	97,787

		18,893,566

Insurance (2.0%)
Admiral Group plc	2,955	139,588
Aegon Ltd.	13,837	117,649
Aflac, Inc.	3,481	408,147
Ageas SA/NV	1,693	135,445
AIA Group Ltd.	121,424	1,113,695
Allianz SE (Registered)	4,319	2,043,936
Allstate Corp. (The)	1,956	465,411
American International Group, Inc.	4,029	300,281
Aon plc, Class A	1,623	538,333
Arch Capital Group Ltd.*	2,644	256,627
Arthur J Gallagher & Co.	1,952	448,121
ASR Nederland NV	1,780	134,356
Assurant, Inc.	376	100,967
Aviva plc	34,395	296,768
AXA SA	17,802	892,178
Brown & Brown, Inc.	2,215	142,092
Chubb Ltd.	2,741	933,968
Cincinnati Financial Corp.	1,175	217,539
Daiichi Life Group, Inc.	39,085	428,390
Erie Indemnity Co., Class A (x)	193	46,272
Everest Group Ltd.	301	107,526
Generali (x)	9,237	449,795
Gjensidige Forsikring ASA	2,270	61,459
Globe Life, Inc.	590	105,421
Hannover Rueck SE	684	189,469
Harel Insurance Investments & Financial Services Ltd. (x)	1,343	70,812
Hartford Insurance Group, Inc. (The)	2,083	276,039
Helvetia Baloise Holding AG	875	225,944
Insurance Australia Group Ltd.	25,341	142,076
Japan Post Holdings Co. Ltd.	19,102	256,088
Japan Post Insurance Co. Ltd.	6,023	56,792
Legal & General Group plc	59,454	225,781
Loews Corp.	1,282	145,135
Mapfre SA	10,486	51,900
Marsh & McLennan Cos., Inc.	3,661	610,179
Medibank Pvt. Ltd.	31,257	107,517
MetLife, Inc.	4,107	347,493
MS&AD Insurance Group Holdings, Inc.	13,511	352,868
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,483	827,870
NN Group NV	2,985	261,549
Phoenix Financial Ltd.	2,583	143,124
Principal Financial Group, Inc.	1,494	161,023
Progressive Corp. (The)	4,440	969,918
Prudential Financial, Inc.	2,637	284,611
Prudential plc	28,655	381,589
QBE Insurance Group Ltd.	17,049	297,564
Sampo OYJ, Class A	27,124	285,096

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Sompo Holdings, Inc.	9,300	$354,754
Standard Life plc	7,996	88,396
Suncorp Group Ltd.	12,291	164,023
Swiss Life Holding AG (Registered)	316	347,647
Swiss Re AG	3,392	539,674
T&D Holdings, Inc.	5,017	148,618
Talanx AG	674	85,187
Tokio Marine Holdings, Inc.	20,272	897,657
Travelers Cos., Inc. (The)	1,616	533,474
Tryg A/S	3,470	79,010
Unipol Assicurazioni SpA	4,072	113,649
W.R. Berkley Corp.	2,235	157,635
Willis Towers Watson plc	718	187,664
Zurich Insurance Group AG	1,699	1,254,795

		21,506,584

Total Financials		119,063,739

Health Care (6.4%)
Biotechnology (0.9%)
AbbVie, Inc.	13,425	3,378,267
Abivax SA (x)*	607	80,598
Amgen, Inc.	4,101	1,485,054
Argenx SE*	703	652,115
Biogen, Inc.*	1,122	242,419
CSL Ltd.	5,510	438,848
Genmab A/S*	693	189,838
Gilead Sciences, Inc.	9,434	1,191,892
Incyte Corp.*	1,275	144,534
Moderna, Inc.*	2,683	187,890
Regeneron Pharmaceuticals, Inc.	759	473,267
Swedish Orphan Biovitrum AB*	2,028	96,671
Vertex Pharmaceuticals, Inc.*	1,928	957,695

		9,519,088

Health Care Equipment & Supplies (0.9%)
Abbott Laboratories	13,235	1,200,944
Alcon AG	5,673	383,599
Align Technology, Inc.*	506	85,342
Baxter International, Inc.	3,924	83,660
Becton Dickinson & Co.	2,094	316,885
BioMerieux	437	34,317
Boston Scientific Corp.*	11,294	482,028
Cochlear Ltd.	742	62,691
Coloplast A/S, Class B	1,431	81,609
Cooper Cos., Inc. (The)*	1,483	106,346
Demant A/S*	961	39,344
Dexcom, Inc.*	2,932	197,470
Edwards Lifesciences Corp.*	4,375	395,762
EssilorLuxottica SA	3,419	641,447
Fisher & Paykel Healthcare Corp. Ltd.	6,666	147,442
GE HealthCare Technologies, Inc.	3,456	221,219
Hoya Corp.	3,812	614,755
IDEXX Laboratories, Inc.*	599	315,338
Insulet Corp.*	526	80,083
Intuitive Surgical, Inc.*	2,691	1,070,157
Koninklijke Philips NV	8,745	237,618
Medtronic plc	9,755	763,134
Olympus Corp.	12,023	126,379
ResMed, Inc.	1,102	214,758
Siemens Healthineers AG (m)	3,841	150,101
Smith & Nephew plc	8,723	125,390
Solventum Corp.*	1,118	86,254
Sonova Holding AG (Registered)	558	132,526
STERIS plc	745	156,875
Straumann Holding AG (Registered)	1,267	166,633
Stryker Corp.	2,622	825,510
Terumo Corp.	15,101	207,795
Zimmer Biomet Holdings, Inc.	1,470	126,552

		9,879,963

Health Care Providers & Services (0.8%)
Cardinal Health, Inc.	1,780	422,857
Cencora, Inc.	1,478	418,244
Centene Corp.*	3,564	228,773
Cigna Group (The)	2,010	554,117
CVS Health Corp.	9,695	1,002,948
DaVita, Inc.*	244	54,285
Elevance Health, Inc.	1,650	638,104
Fresenius Medical Care AG	2,165	97,952
Fresenius SE & Co. KGaA	4,795	218,970
HCA Healthcare, Inc.	1,180	460,070
Henry Schein, Inc.*	736	61,471
Humana, Inc.	912	362,265
Labcorp Holdings, Inc.	623	174,440
McKesson Corp.	913	689,863
NMC Health plc (r)*	907	—
Quest Diagnostics, Inc.	841	178,250
Sigma Healthcare Ltd. (x)	58,958	112,348
Sonic Healthcare Ltd.	5,189	74,510
UnitedHealth Group, Inc.	6,900	2,867,847
Universal Health Services, Inc., Class B	405	60,219

		8,677,533

Health Care Technology (0.0%)†
Pro Medicus Ltd. (x)	652	92,308
Veeva Systems, Inc., Class A*	1,141	202,493

		294,801

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	2,147	285,186
Bio-Techne Corp.	1,190	84,073
Charles River Laboratories International, Inc.*	366	83,005
Danaher Corp.	4,786	911,637
Eurofins Scientific SE	1,298	101,757
IQVIA Holdings, Inc.*	1,268	245,003
Lonza Group AG (Registered)	797	537,869
Mettler-Toledo International, Inc.*	154	196,737
QIAGEN NV (x)	2,339	90,634
Revvity, Inc.	848	94,348
Sartorius AG (Preference) (q)	287	75,311
Sartorius Stedim Biotech	331	68,741
Thermo Fisher Scientific, Inc.	2,824	1,415,841
Waters Corp.*	746	279,780
West Pharmaceutical Services, Inc.	537	192,783

		4,662,705

Pharmaceuticals (3.4%)
Astellas Pharma, Inc.	19,486	261,966
AstraZeneca plc	17,170	3,212,137
Bayer AG (Registered)	11,153	616,583

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Bristol-Myers Squibb Co.	15,516	$894,032
Chugai Pharmaceutical Co. Ltd.	7,657	354,513
Daiichi Sankyo Co. Ltd.	19,375	310,928
Eisai Co. Ltd.	2,897	73,213
Eli Lilly & Co.	6,011	7,209,774
Financiere de Tubize SA (x)	227	59,938
Galderma Group AG	2,093	475,954
GSK plc	46,058	1,208,514
Haleon plc	101,125	466,622
Ipsen SA	381	73,500
Johnson & Johnson	18,291	4,645,365
Kyowa Kirin Co. Ltd. (x)	2,720	43,447
Merck & Co., Inc.	18,766	2,411,431
Merck KGaA	1,467	246,196
Novartis AG (Registered)	20,793	3,255,920
Novo Nordisk A/S, Class B	36,564	1,754,150
Orion OYJ, Class B	1,244	102,349
Otsuka Holdings Co. Ltd. (x)	4,806	318,332
Pfizer, Inc.	43,306	1,042,809
Recordati Industria Chimica e Farmaceutica SpA	1,187	69,586
Roche Holding AG	7,977	3,283,513
Roche Holding AG (OTC US Exchange)	333	139,843
Sandoz Group AG	4,745	428,793
Sanofi SA	12,386	1,058,415
Shionogi & Co. Ltd.	8,559	146,444
Takeda Pharmaceutical Co. Ltd.	18,055	570,021
Teva Pharmaceutical Industries Ltd. (ADR)*	13,219	447,860
UCB SA	1,380	413,216
Viatris, Inc.	8,849	140,522
Zoetis, Inc.	3,185	228,874

		35,964,760

Total Health Care		68,998,850

Industrials (8.4%)
Aerospace & Defense (1.8%)
Airbus SE	6,745	1,501,282
Axon Enterprise, Inc.*	612	343,093
BAE Systems plc	33,261	813,701
Boeing Co. (The)*	5,990	1,296,655
CSG NV (x)*	1,702	24,848
Dassault Aviation SA	194	63,686
Elbit Systems Ltd.	317	241,097
GE Aerospace	7,928	2,962,932
General Dynamics Corp.	1,929	683,329
Hensoldt AG (x)	688	53,277
Honeywell Aerospace, Inc.*	2,408	532,250
Howmet Aerospace, Inc.	3,040	817,335
Huntington Ingalls Industries, Inc.	299	83,687
Kongsberg Gruppen ASA	4,743	143,003
L3Harris Technologies, Inc.	1,416	411,476
Leonardo SpA	4,594	246,355
Lockheed Martin Corp.	1,542	785,587
Melrose Industries plc	14,169	89,348
MTU Aero Engines AG	612	254,541
Northrop Grumman Corp.	1,014	516,440
Rheinmetall AG	529	598,786
Rolls-Royce Holdings plc	95,353	1,830,793
RTX Corp.	10,232	1,941,317
Saab AB, Class B	3,636	188,623
Safran SA	3,918	1,549,029
Singapore Technologies Engineering Ltd.	17,739	143,129
Textron, Inc.	1,321	121,175
Thales SA	1,052	270,285
TransDigm Group, Inc.	425	566,117

		19,073,176

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	896	168,753
Deutsche Post AG	10,445	633,800
DSV A/S	2,184	518,451
Expeditors International of Washington, Inc.	994	162,002
FedEx Corp.	1,662	520,422
InPost SA*	2,837	49,954
United Parcel Service, Inc., Class B	5,673	609,848

		2,663,230

Building Products (0.4%)
A.O. Smith Corp.	851	53,375
AGC, Inc.	2,185	94,491
Allegion plc	653	91,740
Assa Abloy AB, Class B	11,080	391,394
Belimo Holding AG (Registered)	112	126,281
Builders FirstSource, Inc.*	817	73,105
Carrier Global Corp.	5,932	435,112
Cie de Saint-Gobain SA	5,056	457,745
Daikin Industries Ltd.	3,011	457,369
Geberit AG (Registered)	366	244,233
Johnson Controls International plc	4,636	677,366
Kingspan Group plc	1,739	159,063
Lennox International, Inc.	241	138,081
Masco Corp.	1,533	124,740
Nibe Industrier AB, Class B	16,189	60,180
ROCKWOOL A/S, Class B	1,067	34,295
Trane Technologies plc	1,680	825,149

		4,443,719

Commercial Services & Supplies (0.2%)
Brambles Ltd.	15,325	206,902
Cintas Corp.	2,584	439,487
Copart, Inc.*	6,734	189,831
Dai Nippon Printing Co. Ltd.	4,136	75,738
Rentokil Initial plc	28,673	162,332
Republic Services, Inc.	1,520	323,882
Rollins, Inc.	2,232	93,164
Secom Co. Ltd.	4,475	177,830
Securitas AB, Class B	5,427	89,126
TOPPAN Holdings, Inc.	2,547	80,779
Veralto Corp.	1,866	165,477
Verisure plc (x)*	2,640	29,464
Waste Management, Inc.	2,807	625,624

		2,659,636

Construction & Engineering (0.4%)
ACS Actividades de Construccion y Servicios SA	2,005	296,073
Bouygues SA	2,515	140,323
Comfort Systems USA, Inc.	267	529,181
Eiffage SA	779	115,011

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
EMCOR Group, Inc.	338	$280,499
Ferrovial NV	5,384	369,346
HOCHTIEF AG	168	97,345
Kajima Corp.	4,525	165,223
Obayashi Corp.	7,020	142,100
Quanta Services, Inc.	1,140	820,846
Shimizu Corp.	5,500	87,219
Skanska AB, Class B	3,749	100,337
Taisei Corp.	1,656	146,766
Vinci SA	5,288	773,400

		4,063,669

Electrical Equipment (1.4%)
ABB Ltd. (Registered)	17,795	1,930,777
AMETEK, Inc.	1,742	421,460
Eaton Corp. plc	2,950	1,257,054
Emerson Electric Co.	4,256	609,246
Fuji Electric Co. Ltd.	1,532	129,639
Fujikura Ltd.	17,180	666,901
Furukawa Electric Co. Ltd.	7,000	208,176
GE Vernova, Inc.	2,042	2,399,064
Generac Holdings, Inc.*	447	130,886
Hubbell, Inc., Class B	402	210,326
Legrand SA	2,903	490,002
Mitsubishi Electric Corp.	21,569	790,960
Nidec Corp.*	9,496	155,989
Prysmian SpA	3,197	537,047
Rockwell Automation, Inc.	845	418,343
Schneider Electric SE	6,225	2,042,321
Siemens Energy AG	8,799	1,667,650
Vertiv Holdings Co., Class A	2,919	977,340
Vestas Wind Systems A/S	10,891	307,712

		15,350,893

Ground Transportation (0.5%)
Ayvens SA(m)	3,781	49,849
Central Japan Railway Co.	8,533	183,129
CSX Corp.	14,119	671,076
East Japan Railway Co.	10,972	229,974
Fedex Freight Holding Co., Inc.*	826	124,726
Grab Holdings Ltd., Class A*	27,054	101,994
Hankyu Hanshin Holdings, Inc.	2,526	66,431
JB Hunt Transport Services, Inc.	566	163,817
MTR Corp. Ltd. (x)	17,585	68,614
Norfolk Southern Corp.	1,707	537,005
Old Dominion Freight Line, Inc.	1,391	301,291
Seibu Holdings, Inc. (x)	2,300	44,933
Uber Technologies, Inc.*	15,467	1,116,099
Union Pacific Corp.	4,511	1,226,992
West Japan Railway Co.	4,668	78,287

		4,964,217

Industrial Conglomerates (0.6%)
3M Co.	3,963	641,649
CK Hutchison Holdings Ltd.	30,573	259,857
Hikari Tsushin, Inc. (x)	188	41,137
Hitachi Ltd.	50,214	1,395,425
Honeywell International, Inc.	2,408	539,039
Investment AB Latour, Class B(x)	1,546	30,724
Jardine Matheson Holdings Ltd. (London Stock Exchange)	1,609	99,758
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	200	12,361
Keppel Ltd.	16,022	136,490
Lifco AB, Class B	2,405	78,806
Siemens AG (Registered)	8,435	2,710,421
Smiths Group plc	3,454	117,363
Swire Pacific Ltd., Class A	3,792	39,640

		6,102,670

Machinery (1.6%)
Alfa Laval AB	3,284	195,524
Alstom SA*	3,933	68,433
Atlas Copco AB, Class A	28,589	580,323
Atlas Copco AB, Class B	16,834	298,347
Caterpillar, Inc.	3,500	3,727,150
Cummins, Inc.	1,048	747,444
Daifuku Co. Ltd. (x)	3,540	157,483
Daimler Truck Holding AG	5,215	251,499
Deere & Co.	1,909	1,210,936
Dover Corp.	1,023	229,438
Ebara Corp. (x)	5,200	203,932
Epiroc AB, Class A	7,013	192,396
Epiroc AB, Class B	4,315	100,158
FANUC Corp.	10,578	483,680
Fortive Corp.	2,314	141,362
GEA Group AG	1,663	114,076
IDEX Corp.	562	127,546
IHI Corp.	11,100	187,553
Illinois Tool Works, Inc.	1,989	537,965
Indutrade AB	3,101	64,150
Ingersoll Rand, Inc.	2,706	221,865
Kawasaki Heavy Industries Ltd. (x)	8,300	151,162
Knorr-Bremse AG	732	84,995
Komatsu Ltd.	9,728	380,760
Kone OYJ, Class B	3,730	212,269
Kubota Corp. (x)	11,025	184,578
Makita Corp.	2,436	87,213
Metso OYJ	7,292	126,767
Minebea Mitsumi, Inc.	3,768	111,814
Mitsubishi Heavy Industries Ltd.	36,357	827,829
Nordson Corp.	404	121,883
Otis Worldwide Corp.	2,916	208,786
PACCAR, Inc.	3,999	480,360
Parker-Hannifin Corp.	958	937,039
Pentair plc	1,228	94,138
Rational AG	58	42,455
Sandvik AB	11,749	484,992
Schindler Holding AG	454	150,493
Schindler Holding AG (Registered)	228	72,508
SKF AB, Class B (x)	3,872	99,424
SMC Corp.	610	271,430
Snap-on, Inc.	394	158,546
Spirax Group plc	838	76,035
Stanley Black & Decker, Inc.	1,181	111,156
Techtronic Industries Co. Ltd.	15,646	261,204
Trelleborg AB, Class B	2,187	91,088
VAT Group AG (m)	306	267,705
Volvo AB, Class B	17,621	599,063
Wartsila OYJ Abp	5,542	211,569
Westinghouse Air Brake Technologies Corp.	1,289	347,514

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Xylem, Inc.	1,806	$213,487
Yangzijiang Shipbuilding Holdings Ltd.	29,330	77,875

		17,387,397

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A (x)	28	64,613
AP Moller - Maersk A/S, Class B	38	90,167
Kawasaki Kisen Kaisha Ltd. (x)	3,957	60,672
Kuehne + Nagel International AG (Registered)	548	132,962
Mitsui OSK Lines Ltd. (x)	3,770	120,689
Nippon Yusen KK (x)	4,367	140,442
SITC International Holdings Co. Ltd.	15,319	61,516

		671,061

Passenger Airlines (0.1%)
ANA Holdings, Inc.	1,803	33,023
Delta Air Lines, Inc.	4,965	465,022
Deutsche Lufthansa AG (Registered)	6,806	77,874
International Consolidated Airlines Group SA	13,085	83,019
Qantas Airways Ltd.	8,416	62,321
Ryanair Holdings plc	4,740	148,398
Singapore Airlines Ltd.	17,067	101,749
Southwest Airlines Co.	3,714	190,974
United Airlines Holdings, Inc.*	2,466	335,351

		1,497,731

Professional Services (0.4%)
Automatic Data Processing, Inc.	3,037	680,136
Broadridge Financial Solutions, Inc.	879	120,379
Bureau Veritas SA	3,606	110,463
Computershare Ltd.	5,909	156,853
Equifax, Inc.	905	143,642
Experian plc	10,229	343,977
Intertek Group plc	1,782	137,306
Jacobs Solutions, Inc.	897	113,022
Leidos Holdings, Inc.	956	98,439
Paychex, Inc.	2,450	240,909
Recruit Holdings Co. Ltd.	15,045	1,047,274
RELX plc	20,274	638,590
SGS SA (Registered)	1,879	217,761
Verisk Analytics, Inc.	996	178,812
Wolters Kluwer NV	2,573	166,296

		4,393,859

Trading Companies & Distributors (0.6%)
AddTech AB, Class B	2,950	103,983
AerCap Holdings NV	1,829	266,632
Beijer Ref AB, Class B (x)	4,642	68,017
Brenntag SE	1,311	79,665
Bunzl plc	3,680	128,397
Fastenal Co.	8,723	418,966
ITOCHU Corp.	62,940	723,722
Marubeni Corp. (x)	16,044	467,198
Mitsubishi Corp.	34,338	923,661
Mitsui & Co. Ltd.	26,798	746,359
Rexel SA	2,520	110,121
SGH Ltd.	2,310	74,951
Sumitomo Corp.	46,064	442,557
Sunbelt Rentals Holdings, Inc.	4,661	340,173
Toyota Tsusho Corp.	7,192	268,318
United Rentals, Inc.	476	539,256
W.W. Grainger, Inc.	330	448,932

		6,150,908

Transportation Infrastructure (0.1%)
Aena SME SA (m)	8,514	259,531
Aeroports de Paris SA	365	47,573
Auckland International Airport Ltd.	19,294	91,576
Getlink SE	2,809	59,737
Transurban Group	35,423	353,605

		812,022

Total Industrials		90,234,188

Information Technology (20.1%)
Communications Equipment (0.7%)
Arista Networks, Inc.*	7,846	1,332,879
Ciena Corp.*	1,074	526,861
Cisco Systems, Inc.	30,012	3,525,210
F5, Inc.*	429	178,447
Lumentum Holdings, Inc.*	591	507,113
Motorola Solutions, Inc.	1,261	523,681
Nokia OYJ	57,044	755,148
Telefonaktiebolaget LM Ericsson, Class B	30,007	334,943

		7,684,282

Electronic Equipment, Instruments & Components (0.9%)
Amphenol Corp., Class A	9,348	1,648,239
CDW Corp.	971	136,561
Coherent Corp.*	1,487	586,577
Corning, Inc.	5,951	1,520,064
Flex Ltd.*	2,794	452,824
Halma plc	4,202	219,527
Hexagon AB, Class B	23,567	194,949
Ibiden Co. Ltd.	2,600	390,357
Jabil, Inc.	802	309,155
Keyence Corp.	2,173	1,094,816
Keysight Technologies, Inc.*	1,303	456,141
Kyocera Corp.	13,283	294,498
Murata Manufacturing Co. Ltd.	18,382	1,324,819
TDK Corp.	21,516	480,585
TE Connectivity plc	2,218	447,171
Teledyne Technologies, Inc.*	352	234,749
Yokogawa Electric Corp.	2,433	85,469
Zebra Technologies Corp., Class A*	362	95,300

		9,971,801

IT Services (0.4%)
Accenture plc, Class A	4,665	580,513
Akamai Technologies, Inc.*	1,105	130,622
Capgemini SE	1,736	174,597
Cognizant Technology Solutions Corp., Class A	3,601	139,467
Fujitsu Ltd.	19,262	384,397
Gartner, Inc.*	509	65,977
GoDaddy, Inc., Class A*	1,006	85,389
Indra Sistemas SA(x)	852	46,828
International Business Machines Corp.	7,141	2,008,121

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
NEC Corp.	13,985	$339,508
Nomura Research Institute Ltd.	4,326	122,567
Obic Co. Ltd.	3,649	85,557
Otsuka Corp.(x)	2,629	45,011
VeriSign, Inc.	622	156,470

		4,365,024

Semiconductors & Semiconductor Equipment (10.6%)
Advanced Micro Devices, Inc.*	12,390	7,197,475
Advantest Corp.(x)	8,265	1,680,074
Analog Devices, Inc.	3,709	1,473,104
Applied Materials, Inc.	6,030	4,359,690
ASM International NV	532	608,983
ASML Holding NV	4,407	8,740,147
BE Semiconductor Industries NV	806	264,661
Broadcom, Inc.	35,915	13,566,891
Disco Corp.	981	498,578
First Solar, Inc.*	816	192,543
Infineon Technologies AG	14,827	1,384,198
Intel Corp.*	35,897	5,012,298
Kioxia Holdings Corp.*	3,600	2,043,871
KLA Corp.	9,925	2,994,472
Lam Research Corp.	9,502	4,117,502
Lasertec Corp.	854	265,715
Marvell Technology, Inc.	6,653	1,981,862
Microchip Technology, Inc.	4,112	375,014
Micron Technology, Inc.	8,569	9,891,111
Monolithic Power Systems, Inc.	373	515,620
Nova Ltd.*	346	183,930
NVIDIA Corp.	184,032	36,822,963
NXP Semiconductors NV	1,918	539,016
ON Semiconductor Corp.*	2,978	281,540
Qnity Electronics, Inc.	1,591	259,826
QUALCOMM, Inc.	8,009	1,479,983
Renesas Electronics Corp.	19,642	593,344
SCREEN Holdings Co. Ltd.	1,732	193,612
Skyworks Solutions, Inc.(x)	1,143	77,495
STMicroelectronics NV(x)	7,174	535,686
Teradyne, Inc.	1,189	575,286
Texas Instruments, Inc.	6,915	2,061,154
Tokyo Electron Ltd.	5,075	2,454,237
Tower Semiconductor Ltd.*	1,269	326,692

		113,548,573

Software (3.7%)
Adobe, Inc.*	3,071	629,616
AppLovin Corp., Class A*	2,044	1,053,130
Autodesk, Inc.*	1,604	311,850
Cadence Design Systems, Inc.*	2,096	786,671
Check Point Software Technologies Ltd.*	887	116,578
Crowdstrike Holdings, Inc., Class A*	1,934	1,475,913
Dassault Systemes SE	7,616	155,119
Datadog, Inc., Class A*	2,514	654,545
Fair Isaac Corp.*	176	210,281
Fortinet, Inc.*	4,732	726,930
Gen Digital, Inc.	4,188	104,239
Intuit, Inc.	2,101	548,361
Microsoft Corp.	56,443	21,054,368
Nebius Group NV, Class A*	2,293	633,258
Nemetschek SE	655	39,616
Octave Intelligence plc (SDR)*	2,356	38,002
Oracle Corp.	12,893	1,889,469
Palantir Technologies, Inc., Class A*	17,446	2,035,425
Palo Alto Networks, Inc.*	6,162	2,101,365
PTC, Inc.*	878	99,750
Roper Technologies, Inc.	767	259,545
Sage Group plc (The)	10,483	113,528
Salesforce, Inc.	6,216	973,799
SAP SE	11,856	1,815,660
ServiceNow, Inc.*	7,836	777,958
Synopsys, Inc.*	1,456	649,478
Trimble, Inc.*	1,771	90,640
Tyler Technologies, Inc.*	320	93,587
WiseTech Global Ltd.	2,194	50,803
Workday, Inc., Class A*	1,548	189,506
Xero Ltd.(x)*	1,839	92,438

		39,771,428

Technology Hardware, Storage & Peripherals (3.8%)
Apple, Inc.	111,597	32,291,708
Canon, Inc.(x)	9,050	231,264
Dell Technologies, Inc., Class C	2,198	948,349
FUJIFILM Holdings Corp.	12,731	273,823
Hewlett Packard Enterprise Co.	10,082	454,799
HP, Inc.	6,949	152,461
Logitech International SA (Registered)	1,643	154,090
NetApp, Inc.	1,499	231,985
Sandisk Corp.*	1,125	2,557,946
Seagate Technology Holdings plc	1,704	1,644,360
Super Micro Computer, Inc.(x)*	3,839	112,598
Western Digital Corp.	2,619	1,672,808

		40,726,191

Total Information Technology		216,067,299

Materials (2.2%)
Chemicals (1.0%)
Air Liquide SA	7,233	1,432,381
Air Products and Chemicals, Inc.	1,692	496,061
Akzo Nobel NV	1,747	118,487
Albemarle Corp.	896	120,987
Asahi Kasei Corp.	13,970	154,094
BASF SE	10,133	541,659
CF Industries Holdings, Inc.	1,167	126,339
Corteva, Inc.	5,082	430,395
Dow, Inc.	5,476	149,823
DSM-Firmenich AG(x)	1,871	177,494
DuPont de Nemours, Inc.	1,037	140,659
Ecolab, Inc.	1,925	536,324
EMS-Chemie Holding A G (Registered)(x)	80	68,649
Evonik Industries AG	2,909	52,785
Givaudan SA (Registered)	105	444,946
ICL Group Ltd.	8,057	40,419
International Flavors & Fragrances, Inc.	1,950	154,479
Linde plc	3,513	1,823,036
LyondellBasell Industries NV, Class A	1,962	103,299
Mitsubishi Chemical Group Corp.	13,448	93,436
Mosaic Co. (The)	2,415	51,174

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Paint Holdings Co. Ltd.(x)	10,805	$70,327
Nippon Sanso Holdings Corp.	1,946	71,799
Nitto Denko Corp.	7,732	152,312
Novonesis Novozymes B	4,000	252,775
PPG Industries, Inc.	1,694	205,465
Resonac Holdings Corp.(x)	2,000	223,015
Sherwin-Williams Co. (The)	1,743	600,150
Shin-Etsu Chemical Co. Ltd.	18,639	812,801
Sika AG (Registered)	1,731	356,661
Syensqo SA	796	58,781
Symrise AG, Class A	1,507	151,237
Toray Industries, Inc.	14,479	100,508
Yara International ASA	1,807	79,452

		10,392,209

Construction Materials (0.2%)
Buzzi SpA(x)	875	44,799
CRH plc	5,077	543,239
Heidelberg Materials AG	1,502	286,516
Holcim AG	5,792	524,385
Martin Marietta Materials, Inc.	456	262,975
Vulcan Materials Co.	986	290,880

		1,952,794

Containers & Packaging (0.1%)
Amcor plc	3,513	152,289
Avery Dennison Corp.	581	94,325
Ball Corp.	2,023	126,235
International Paper Co.	4,023	153,276
Packaging Corp. of America	673	160,363
Smurfit Westrock plc	3,985	184,346

		870,834

Metals & Mining (0.9%)
Anglo American plc	12,037	589,541
Antofagasta plc	3,917	198,950
ArcelorMittal SA	4,839	290,969
BHP Group Ltd.	57,695	2,408,118
Boliden AB	3,226	182,147
Endeavour Mining plc	2,421	119,785
Evolution Mining Ltd.	23,055	188,265
Fortescue Ltd.	18,351	244,447
Freeport-McMoRan, Inc.	10,923	686,947
Fresnillo plc	2,091	76,202
Glencore plc	106,588	727,003
JFE Holdings, Inc.	6,533	62,928
JX Advanced Metals Corp.(x)	6,200	171,503
Lynas Rare Earths Ltd.*	10,282	128,836
Mitsui Kinzoku Co. Ltd.(x)	600	160,661
Newmont Corp.	8,112	757,661
Nippon Steel Corp.(x)	54,940	181,974
Norsk Hydro ASA	14,597	131,583
Northern Star Resources Ltd.	15,433	203,264
Nucor Corp.	1,730	385,357
PLS Group Ltd.*	35,657	124,827
Rio Tinto Ltd.	4,221	502,614
Rio Tinto plc	12,111	1,145,491
South32 Ltd.	50,925	136,947
Steel Dynamics, Inc.	1,030	236,344
Sumitomo Metal Mining Co. Ltd.	2,734	127,767

		10,170,131

Paper & Forest Products (0.0%)†
Stora Enso OYJ, Class R	6,262	66,818
Svenska Cellulosa AB SCA, Class B(x)	6,735	68,874
UPM-Kymmene OYJ	5,990	158,895

		294,587

Total Materials		23,680,555

Real Estate (1.2%)
Diversified REITs (0.0%)†
CapitaLand Integrated Commercial Trust (REIT)	69,204	127,199
Covivio SA (REIT)	602	36,887
Land Securities Group plc (REIT)	8,456	73,066
Stockland (REIT)	27,494	77,900

		315,052

Health Care REITs (0.2%)
Alexandria Real Estate Equities, Inc. (REIT)	1,192	62,997
Healthpeak Properties, Inc. (REIT)	5,238	112,093
Ventas, Inc. (REIT)	3,694	328,028
Welltower, Inc. (REIT)	5,364	1,217,467

		1,720,585

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	4,840	114,756

Industrial REITs (0.2%)
CapitaLand Ascendas REIT (REIT)	46,770	90,224
Goodman Group (REIT)	22,634	490,667
Prologis, Inc. (REIT)	7,084	959,669
Segro plc (REIT)	13,828	160,680

		1,701,240

Office REITs (0.0%)†
BXP, Inc. (REIT)	1,127	74,732
Gecina SA (REIT)	501	42,149
Nippon Building Fund, Inc. (REIT)(x)	85	65,751

		182,632

Real Estate Management & Development (0.2%)
Azrieli Group Ltd.	494	67,228
CapitaLand Investment Ltd.	26,542	51,243
CBRE Group, Inc., Class A*	2,225	299,685
CK Asset Holdings Ltd.	20,014	113,281
CoStar Group, Inc.*	3,103	87,877
Daito Trust Construction Co. Ltd.	3,220	61,418
Daiwa House Industry Co. Ltd.	6,374	172,555
Fastighets AB Balder, Class B(x)*	7,836	41,808
Henderson Land Development Co. Ltd.	15,479	49,121
Hongkong Land Holdings Ltd.	10,958	78,411
Hulic Co. Ltd.(x)	5,210	54,344
Mitsubishi Estate Co. Ltd.	11,731	298,577
Mitsui Fudosan Co. Ltd.	28,168	259,509
Sagax AB, Class B(x)	2,497	39,729
Sino Land Co. Ltd.	43,234	56,885
Sumitomo Realty & Development Co. Ltd.	6,596	151,753
Sun Hung Kai Properties Ltd.	14,941	215,321

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Swiss Prime Site AG (Registered)	911	$148,676
Vonovia SE	8,199	202,304
Wharf Real Estate Investment Co. Ltd.	16,797	46,016

		2,495,741

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	1,056	199,257
Camden Property Trust (REIT)	764	87,470
Equity Residential (REIT)	2,591	176,007
Essex Property Trust, Inc. (REIT)	488	142,296
Invitation Homes, Inc. (REIT)	4,153	125,462
Mid-America Apartment Communities, Inc. (REIT)	884	122,823
UDR, Inc. (REIT)	2,247	89,700

		943,015

Retail REITs (0.2%)
Federal Realty Investment Trust (REIT)	597	73,694
Kimco Realty Corp. (REIT)	5,124	129,893
Klepierre SA (REIT)	2,442	102,095
Link REIT (REIT)	29,706	138,581
Realty Income Corp. (REIT)	7,085	438,987
Regency Centers Corp. (REIT)	1,252	99,834
Scentre Group (REIT)	59,284	158,787
Simon Property Group, Inc. (REIT)	2,464	551,074
Unibail-Rodamco-Westfield (REIT)	1,227	143,518
Vicinity Ltd. (REIT)	44,767	79,726

		1,916,189

Specialized REITs (0.3%)
American Tower Corp. (REIT)	3,540	579,038
Crown Castle, Inc. (REIT)	3,316	251,121
Digital Realty Trust, Inc. (REIT)	2,510	450,746
Equinix, Inc. (REIT)	749	780,750
Extra Space Storage, Inc. (REIT)	1,605	233,206
Iron Mountain, Inc. (REIT)	2,261	285,587
Public Storage (REIT)	1,200	381,972
SBA Communications Corp. (REIT)	806	142,227
VICI Properties, Inc. (REIT), Class A	8,443	224,162
Weyerhaeuser Co. (REIT)	5,479	131,167

		3,459,976

Total Real Estate		12,849,186

Utilities (1.9%)
Electric Utilities (1.1%)
Acciona SA	280	88,740
Alliant Energy Corp.	1,962	149,681
American Electric Power Co., Inc.	4,134	565,573
BKW AG	225	37,882
Chubu Electric Power Co., Inc.	7,566	142,277
CK Infrastructure Holdings Ltd.	6,713	51,231
CLP Holdings Ltd.	18,501	172,926
Constellation Energy Corp.	2,429	603,291
Contact Energy Ltd.	10,633	56,344
Duke Energy Corp.	5,924	749,860
Edison International	2,924	217,692
EDP SA	33,245	174,046
Elia Group SA/NV, Class B	495	78,731
Endesa SA(x)	3,547	161,643
Enel SpA	86,571	994,661
Entergy Corp.	3,479	399,598
Evergy, Inc.	1,751	151,339
Eversource Energy	2,858	206,548
Exelon Corp.	7,775	362,471
FirstEnergy Corp.	3,956	188,068
Fortum OYJ	5,092	117,639
Iberdrola SA	69,050	1,723,371
Kansai Electric Power Co., Inc. (The)(x)	10,800	151,787
NextEra Energy, Inc.	15,845	1,390,716
NRG Energy, Inc.	1,603	234,134
Origin Energy Ltd.	19,554	148,646
PG&E Corp.	16,733	281,449
Pinnacle West Capital Corp.	921	98,547
Power Assets Holdings Ltd.	15,763	115,021
PPL Corp.	5,717	207,813
Redeia Corp. SA(x)	4,606	78,376
Southern Co. (The)	8,566	819,852
SSE plc	13,762	444,777
Terna - Rete Elettrica Nazionale	15,971	186,865
Verbund AG	773	49,100
Xcel Energy, Inc.	4,743	380,863

		11,981,558

Gas Utilities (0.1%)
APA Group	15,024	105,561
Atmos Energy Corp.	1,268	218,439
Hong Kong & China Gas Co. Ltd.	127,321	105,842
Italgas SpA	6,921	80,156
Naturgy Energy Group SA	4,677	146,760
Osaka Gas Co. Ltd.	3,876	130,380
Snam SpA	22,889	164,746
Tokyo Gas Co. Ltd.	3,330	125,215

		1,077,099

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	5,419	79,442
EDP Renewables SA(x)	3,641	58,970
Enlight Renewable Energy Ltd.(x)*	1,580	139,915
Meridian Energy Ltd.	15,031	49,736
OPC Energy Ltd.*	1,935	60,241
Orsted A/S(m)*	5,248	117,994
RWE AG	6,545	424,040
Vistra Corp.	2,405	381,505

		1,311,843

Multi-Utilities (0.5%)
Ameren Corp.	2,103	237,723
CenterPoint Energy, Inc.	4,971	218,923
Centrica plc	52,428	118,820
CMS Energy Corp.	2,347	179,545
Consolidated Edison, Inc.	2,800	309,764
Dominion Energy, Inc.	6,682	456,314
DTE Energy Co.	1,568	238,916
E.ON SE	25,489	525,892
Engie SA	20,204	637,063
National Grid plc	57,932	959,169
NiSource, Inc.	3,643	173,225

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Public Service Enterprise Group, Inc.	3,786	$307,272
Sembcorp Industries Ltd.	10,125	49,868
Sempra	4,967	460,490
Veolia Environnement SA	6,736	280,557
WEC Energy Group, Inc.	2,475	289,006

		5,442,547

Water Utilities (0.1%)
American Water Works Co., Inc.	1,484	195,264
Severn Trent plc	3,152	123,190
United Utilities Group plc	7,506	130,235

		448,689

Total Utilities		20,261,736

Total Common Stocks (68.4%) (Cost $298,105,443)		735,077,110

EXCHANGE TRADED FUNDS (ETF):
Equity (4.1%)
State Street SPDR S&P MidCap 400 ETF Trust (x)	62,999	44,309,716

Total Exchange Traded Funds (4.1%) (Cost $20,921,666)		44,309,716

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (1.7%)
FHLB	$745,000	730,976
3.250%, 11/16/28
4.750%, 12/8/28	1,290,000	1,306,062
FHLMC	1,000,000	1,106,832
6.750%, 3/15/31
6.250%, 7/15/32	2,282,000	2,520,970
FNMA	1,297,000	1,290,658
1.875%, 9/24/26
0.750%, 10/8/27	5,000,000	4,796,651
7.250%, 5/15/30	1,600,000	1,771,138
Tennessee Valley Authority	5,000,000	4,981,972
3.875%, 3/15/28

Total U.S. Government Agency Securities		18,505,259

U.S. Treasury Obligations (25.0%)
U.S. Treasury Bonds 6.125%, 11/15/27	4,431,200	4,549,568
5.250%, 11/15/28	7,983,800	8,182,076
U.S. Treasury Notes 2.250%, 2/15/27	4,750,400	4,699,001
1.875%, 2/28/27	2,319,900	2,287,593
2.375%, 5/15/27	6,246,500	6,155,668
2.250%, 11/15/27#	12,234,700	11,926,929
3.875%, 12/31/27	4,047,600	4,031,137
4.250%, 2/15/28	7,025,000	7,034,744
4.000%, 2/29/28	4,072,800	4,062,799
3.500%, 4/30/28	4,241,900	4,193,196
3.625%, 5/31/28	2,970,400	2,941,853
4.000%, 6/30/28	6,503,900	6,485,119
4.375%, 8/31/28	8,076,800	8,112,669
4.625%, 9/30/28	2,842,100	2,870,297
3.125%, 11/15/28	588,400	574,788
4.375%, 11/30/28	2,428,400	2,440,230
3.750%, 12/31/28	4,964,900	4,916,845
4.000%, 1/31/29	4,838,800	4,819,667
2.625%, 2/15/29	1,585,100	1,525,179
4.250%, 2/28/29	6,009,800	6,023,880
4.125%, 3/31/29	5,376,600	5,372,235
4.625%, 4/30/29	4,178,200	4,229,951
2.375%, 5/15/29	6,985,500	6,653,323
4.500%, 5/31/29	8,156,300	8,232,598
4.250%, 6/30/29	3,041,400	3,049,479
1.625%, 8/15/29	6,028,100	5,589,194
3.500%, 9/30/29	5,355,500	5,249,248
1.750%, 11/15/29	5,128,200	4,745,451
1.500%, 2/15/30	4,655,300	4,242,932
0.625%, 5/15/30	9,259,700	8,094,819
0.625%, 8/15/30	3,253,500	2,819,040
4.125%, 8/31/30	3,113,800	3,106,730
4.625%, 9/30/30	4,795,800	4,876,731
4.875%, 10/31/30	1,754,400	1,801,681
0.875%, 11/15/30	4,056,200	3,524,714
4.375%, 11/30/30	5,245,800	5,284,868
3.750%, 12/31/30	3,412,000	3,350,673
1.625%, 5/15/31	561,100	498,130
1.250%, 8/15/31	13,394,900	11,586,239
1.375%, 11/15/31	2,185,600	1,889,173
1.875%, 2/15/32	2,338,400	2,064,903
2.875%, 5/15/32	4,249,400	3,949,320
2.750%, 8/15/32	2,982,400	2,741,841
4.125%, 11/15/32	3,018,500	2,994,807
4.000%, 1/31/33	7,419,000	7,301,371
3.500%, 2/15/33	3,262,300	3,116,272
4.125%, 4/30/33	5,703,000	5,647,780
3.375%, 5/15/33	13,489,300	12,756,001
4.250%, 5/31/33	4,617,100	4,606,007
3.875%, 8/15/33	4,592,500	4,471,616
4.500%, 11/15/33	3,472,000	3,511,357
4.000%, 2/15/34	3,123,500	3,056,280
4.375%, 5/15/34	3,554,200	3,561,722
3.875%, 8/15/34	2,389,500	2,311,468
4.250%, 11/15/34	1,477,900	1,465,579
4.625%, 2/15/35	6,570,100	6,686,103
4.250%, 5/15/35	1,984,500	1,964,655
4.250%, 8/15/35	2,827,900	2,796,970
4.000%, 11/15/35	1,983,800	1,922,426

Total U.S. Treasury Obligations		268,956,925

Total Long-Term Debt Securities (26.7%) (Cost $292,536,462)		287,462,184

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Hologic, Inc., CVR*	1,692	17

Total Health Care		17

Industrials (0.0%)†
Construction & Engineering (0.0%)†
ACS Actividades de Construccion y Servicios SA, expiring 7/13/26*	2,005	4,208

Total Industrials		4,208

Total Rights (0.0%)† (Cost $4,296)		4,225

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.7%)
Allspring Government Money Market Fund, Select Shares 3.57% (7 day yield) (xx)	2,000,000	$2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	14,512,232	14,512,232
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.56% (7 day yield) (xx)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	100,000	100,000

Total Investment Companies		18,612,232

Total Short-Term Investments (1.7%) (Cost $18,612,232)		18,612,232

Total Investments in Securities (100.9%) (Cost $630,180,099)		1,085,465,467
Other Assets Less Liabilities (-0.9%)		(9,742,935)

Net Assets (100%)		$1,075,722,532

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $10,260,237.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the market value or fair value, as applicable, of these securities amounted to $2,500,561 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $22,776,269. This was collateralized by $4,975,803 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/9/26 – 5/15/56 and by cash of $18,612,232 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:
ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
CVR	—	Contingent Value Right
EUR	—	European Currency Unit
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
REIT	—	Real Estate Investment Trust
SDR	—	Swedish Depositary Receipt
SEK	—	Swedish Krona
USD	—	United States Dollar

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	51	9/2026	EUR	3,703,806	28,438
MSCI EAFE E-Mini Index	7	9/2026	USD	1,100,855	437
Russell 2000 E-Mini Index	299	9/2026	USD	45,531,720	1,545,534
TOPIX Index	83	9/2026	JPY	20,434,146	310,821
U.S. Treasury 2 Year Note	21	9/2026	USD	4,328,789	(5,117)
U.S. Treasury 5 Year Note	40	9/2026	USD	4,281,875	(997)

					1,879,116

Short Contracts
FTSE 100 Index	(112)	9/2026	GBP	(15,660,705)	(21,202)
S&P 500 E-Mini Index	(47)	9/2026	USD	(17,738,387)	(40,342)
SPI 200 Index	(105)	9/2026	AUD	(15,949,667)	203,520
U.S. Treasury 10 Year Note	(204)	9/2026	USD	(22,417,688)	(84,516)

					57,460

					1,936,576

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	3,027,848	AUD	4,220,000	Barclays Bank plc	7/9/2026	106,473
USD	3,266,763	AUD	4,564,450	Deutsche Bank AG	7/9/2026	106,936
USD	3,120,837	AUD	4,359,119	JPMorgan Chase Bank	7/9/2026	103,154
USD	4,785,125	NZD	8,142,233	Goldman Sachs Bank USA	7/9/2026	159,335
USD	141,866	NZD	240,920	JPMorgan Chase Bank	7/9/2026	4,994
USD	2,245,813	GBP	1,681,000	Barclays Bank plc	7/16/2026	16,077
USD	29,010,915	GBP	21,465,795	Citibank NA	7/16/2026	537,950
USD	27,011,166	GBP	20,095,000	JPMorgan Chase Bank	7/16/2026	356,471
USD	8,942,092	JPY	1,425,734,511	Morgan Stanley	8/27/2026	132,963
USD	337,148	NOK	3,301,610	JPMorgan Chase Bank	9/10/2026	3,934
USD	1,499,018	CHF	1,178,180	Citibank NA	9/11/2026	29,150
USD	13,829,874	CHF	10,954,000	Morgan Stanley	9/11/2026	163,939
USD	54,844,989	EUR	47,103,464	Morgan Stanley	9/11/2026	861,162

Total unrealized appreciation						2,582,538

AUD	4,710,302	USD	3,376,968	BNP Paribas	7/9/2026	(116,172)
AUD	4,359,119	USD	3,121,023	JPMorgan Chase Bank	7/9/2026	(103,340)
NZD	8,142,233	USD	4,807,918	JPMorgan Chase Bank	7/9/2026	(182,128)
NZD	15,056,000	USD	8,714,925	UBS AG	7/9/2026	(161,265)
GBP	20,095,000	USD	27,011,166	JPMorgan Chase Bank	7/16/2026	(356,471)
USD	462,483	SEK	4,472,921	JPMorgan Chase Bank	9/10/2026	(657)
EUR	7,793,000	USD	9,002,536	Barclays Bank plc	9/11/2026	(71,219)

Total unrealized depreciation						(991,252)

Net unrealized appreciation						1,591,286

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$48,276,565	$8,441,936	$—		$56,718,501
Consumer Discretionary	46,017,147	19,669,738	—		65,686,885
Consumer Staples	22,601,711	16,246,912	—		38,848,623
Energy	14,590,417	8,077,131	—		22,667,548
Financials	57,644,266	61,419,473	—		119,063,739
Health Care	43,974,641	25,024,209	—	(a)	68,998,850
Industrials	44,213,329	46,020,859	—		90,234,188
Information Technology	186,955,652	29,111,647	—		216,067,299
Materials	8,972,428	14,708,127	—		23,680,555
Real Estate	8,953,777	3,895,409	—		12,849,186
Utilities	10,753,323	9,508,413	—		20,261,736
Exchange Traded Fund	44,309,716	—	—		44,309,716
Forward Currency Contracts	—	2,582,538	—		2,582,538
Futures	2,088,750	—	—		2,088,750

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Rights
Health Care	$—	$17	$—	$17
Industrials	—	4,208	—	4,208
Short-Term Investments
Investment Companies	18,612,232	—	—	18,612,232
U.S. Government Agency Securities	—	18,505,259	—	18,505,259
U.S. Treasury Obligations	—	268,956,925	—	268,956,925

Total Assets	$557,963,954	$532,172,801	$—	$1,090,136,755

Liabilities:
Forward Currency Contracts	$—	$(991,252)	$—	$(991,252)
Futures	(152,174)	—	—	(152,174)

Total Liabilities	$(152,174)	$(991,252)	$—	$(1,143,426)

Total	$557,811,780	$531,181,549	$—	$1,088,993,329

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$2,582,538
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	2,088,750	*

Total		$4,671,288

	Liability Derivatives
Interest rate contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(90,630	)*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(991,252)
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	(61,544	)*

Total		$(1,143,426)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(203,647)	$—	$(203,647)
Foreign exchange contracts	—	283,901	283,901
Equity contracts	4,201,701	—	4,201,701

Total	$3,998,054	$283,901	$4,281,955

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(150,312)	$—	$(150,312)
Foreign exchange contracts	—	1,947,039	1,947,039
Equity contracts	3,216,840	—	3,216,840

Total	$3,066,528	$1,947,039	$5,013,567

^ The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$60,562,000
Average notional value of contracts — short	56,032,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$68,043,000
Average settlement value sold — in USD	132,506,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2026:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$122,550	$(71,219)	$—	$51,331
Citibank NA	567,100	—	—	567,100
Deutsche Bank AG	106,936	—	—	106,936
Goldman Sachs Bank USA	159,335	—	—	159,335
JPMorgan Chase Bank	468,553	(468,553)	—	—
Morgan Stanley	1,158,064	—	—	1,158,064

Total	$2,582,538	$(539,772)	$—	$2,042,766

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$71,219	$(71,219)	$—	$—
BNP Paribas	116,172	—	—	116,172
JPMorgan Chase Bank	642,596	(468,553)	—	174,043
UBS AG	161,265	—	—	161,265

Total	$991,252	$(539,772)	$—	$451,480

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$16,832,287
Long-term U.S. government debt securities	48,734,360

$65,566,647

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$40,010,122
Long-term U.S. government debt securities	41,030,037

$81,040,159

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$481,820,582
Aggregate gross unrealized depreciation	(26,805,351)

Net unrealized appreciation	$455,015,231

Federal income tax cost of investments in securities and derivative instruments, if applicable	$633,978,098

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $630,180,099)	$1,085,465,467
Cash	4,334,773
Foreign cash (Cost $689,280)	695,090
Receivable for securities sold	6,237,552
Dividends, interest and other receivables	3,384,781
Unrealized appreciation on forward foreign currency contracts	2,582,538
Due from broker for futures variation margin	242,858
Securities lending income receivable	9,052
Other assets	14,772

Total assets	1,102,966,883

LIABILITIES
Payable for return of collateral on securities loaned	18,612,232
Payable for securities purchased	6,264,303
Unrealized depreciation on forward foreign currency contracts	991,252
Investment management fees payable	644,148
Payable for Portfolio shares repurchased	323,106
Distribution fees payable – Class IB	219,673
Administrative fees payable	109,655
Accrued expenses	79,982

Total liabilities	27,244,351

Commitments and contingent liabilities^
NET ASSETS	$1,075,722,532

Net assets were comprised of:
Paid in capital	$704,570,378
Total distributable earnings (loss)	371,152,154

Net assets	$1,075,722,532

Class IB
Net asset value, offering and redemption price per share, $1,075,722,532 / 68,900,151 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.61

(x)	Includes value of securities on loan of $22,776,269.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $476,993 foreign withholding tax)	$7,169,672
Interest	5,236,021
Securities lending (net)	76,435

Total income	12,482,128

EXPENSES
Investment management fees	3,821,775
Distribution fees—Class IB	1,298,504
Administrative fees	646,628
Professional fees	52,392
Custodian fees	47,853
Printing and mailing expenses	29,233
Trustees’ fees	16,152
Miscellaneous	16,142

Gross expenses	5,928,679
Less: Waiver from investment manager	(6,090)

Net expenses	5,922,589

NET INVESTMENT INCOME (LOSS)	6,559,539

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	15,569,888
Futures contracts	3,998,054
Forward foreign currency contracts	283,901
Foreign currency transactions	(119,023)

Net realized gain (loss)	19,732,820

Change in unrealized appreciation (depreciation) on:
Investments in securities	46,408,137
Futures contracts	3,066,528
Forward foreign currency contracts	1,947,039
Foreign currency translations	(33,579)

Net change in unrealized appreciation (depreciation)	51,388,125

NET REALIZED AND UNREALIZED GAIN (LOSS)	71,120,945

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$77,680,484

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,559,539	$10,878,071
Net realized gain (loss)	19,732,820	12,926,759
Net change in unrealized appreciation (depreciation)	51,388,125	111,409,650

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	77,680,484	135,214,480

Distributions to shareholders:
Class IB	—	(38,528,105)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,924,287 and 5,493,078 shares, respectively ]	28,622,001	75,751,839
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,661,499 shares, respectively ]	—	38,528,105
Capital shares repurchased [ (4,122,209) and (8,226,375) shares, respectively ]	(61,459,306)	(113,194,252)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(32,837,305)	1,085,692

TOTAL INCREASE (DECREASE) IN NET ASSETS	44,843,179	97,772,067
NET ASSETS:
Beginning of period	1,030,879,353	933,107,286

End of period	$1,075,722,532	$1,030,879,353

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.50		$13.11	$11.90	$10.44	$13.59	$12.07

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.16	0.15	0.11	0.08	0.05
Net realized and unrealized gain (loss)	1.02		1.79	1.34	1.45	(2.23)	1.74

Total from investment operations	1.11		1.95	1.49	1.56	(2.15)	1.79

Less distributions:
Dividends from net investment income	—		(0.16)	(0.21)	(0.10)	—	(0.07)
Distributions from net realized gains	—		(0.40)	(0.07)	—	(1.00)	(0.20)

Total dividends and distributions	—		(0.56)	(0.28)	(0.10)	(1.00)	(0.27)

Net asset value, end of period	$15.61		$14.50	$13.11	$11.90	$10.44	$13.59

Total return (b)(y)	7.66%		14.89%	12.49%	15.00%	(15.59)%	14.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,075,723		$1,030,879	$933,107	$862,912	$766,732	$927,861
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	1.14%		1.14%	1.14%	1.14%	1.15%	1.14%
Before waivers (a)(f)	1.14%		1.15%	1.16%	1.16%	1.16%	1.14%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	1.26%		1.12%	1.18%	1.01%	0.70%	0.41%
Before waivers (a)(g)	1.26%		1.11%	1.16%	0.99%	0.69%	0.41%
Portfolio turnover rate^	6	%(z)	10%	14%	14%	14%	31%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.15%, 1.15%, 1.15%, 1.15%, 1.16% and 1.16% for Class IB for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.0%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	55,505	$1,148,954
BT Group plc	76,300	192,415
Cellnex Telecom SA (m)	6,359	190,423
Comcast Corp., Class A	28,460	698,693
Deutsche Telekom AG (Registered)	45,712	1,245,841
Elisa OYJ	1,893	79,478
HKT Trust & HKT Ltd.	45,726	68,004
Koninklijke KPN NV	50,956	252,786
NTT, Inc.	401,386	357,987
Orange SA	24,788	467,556
Singapore Telecommunications Ltd.	98,747	338,374
Swisscom AG (Registered)	345	266,252
Telecom Italia SpA*	22,811	207,906
Telefonica SA (x)	49,066	197,208
Telenor ASA	8,196	117,789
Telia Co. AB	31,407	152,928
Telstra Group Ltd.	52,359	184,139
Verizon Communications, Inc.	33,356	1,412,293

		7,579,026

Entertainment (0.5%)
Capcom Co. Ltd.	3,554	65,960
CTS Eventim AG & Co. KGaA	786	45,858
Electronic Arts, Inc.	1,799	368,867
Konami Group Corp.	1,291	141,096
Live Nation Entertainment, Inc.*	1,264	231,451
Netflix, Inc.*	33,637	2,401,682
Nexon Co. Ltd. (x)	3,921	52,157
Nintendo Co. Ltd.	14,592	612,785
Spotify Technology SA*	1,953	896,681
Take-Two Interactive Software, Inc.*	1,390	347,472
TKO Group Holdings, Inc., Class A	503	101,259
Toho Co. Ltd.	6,985	55,836
Universal Music Group NV	13,462	281,996
Walt Disney Co. (The)	13,872	1,335,180
Warner Bros Discovery, Inc.*	19,798	527,815

		7,466,095

Interactive Media & Services (2.6%)
Alphabet, Inc., Class A	46,840	16,739,211
Alphabet, Inc., Class C	37,755	13,339,974
CAR Group Ltd.	4,790	85,718
LY Corp.	34,393	92,000
Meta Platforms, Inc., Class A	17,542	9,881,233
REA Group Ltd.	701	67,733
Scout24 SE (m)	929	76,812

		40,282,681

Media (0.1%)
Charter Communications, Inc., Class A (x)*	668	94,996
EchoStar Corp., Class A (x)*	1,089	110,534
Fox Corp., Class A	1,593	83,091
Fox Corp., Class B	1,111	52,039
Informa plc	17,251	207,026
News Corp., Class A	2,915	72,379
News Corp., Class B	962	26,994
Omnicom Group, Inc.	2,277	165,834
Paramount Skydance Corp., Class B (x)	2,520	24,847
Publicis Groupe SA	3,047	301,159
Trade Desk, Inc. (The), Class A*	3,411	61,671

		1,200,570

Wireless Telecommunication Services (0.3%)
Airtel Africa plc (m)	10,199	44,341
KDDI Corp.	38,990	657,719
Millicom International Cellular SA	1,237	112,270
SoftBank Corp.	383,072	490,302
SoftBank Group Corp.	49,439	1,854,834
Tele2 AB, Class B	7,298	126,947
T-Mobile US, Inc.	3,717	623,452
Vodafone Group plc	245,682	324,621

		4,234,486

Total Communication Services		60,762,858

Consumer Discretionary (4.7%)
Automobile Components (0.1%)
Aisin Corp.	6,043	81,655
Aptiv plc*	1,690	103,732
Bridgestone Corp. (x)	14,181	298,582
Cie Generale des Etablissements Michelin SCA	8,239	318,237
Continental AG	1,464	120,734
Denso Corp.	22,255	257,064
Sumitomo Electric Industries Ltd.	37,944	700,393

		1,880,397

Automobiles (1.0%)
Bayerische Motoren Werke AG	3,735	244,418
Bayerische Motoren Werke AG (Preference) (q)	710	46,615
Dr Ing hc F Porsche AG (Preference) (m)(q)	1,455	72,359
Ferrari NV	1,613	597,783
Ford Motor Co.	31,264	434,570
General Motors Co.	7,203	555,207
Honda Motor Co. Ltd.	48,319	437,733
Isuzu Motors Ltd.	6,880	90,976
Mercedes-Benz Group AG	9,614	482,555
Nissan Motor Co. Ltd. (x)*	30,850	57,268
Porsche Automobil Holding SE (Preference) (q)	2,038	62,791
Renault SA	2,460	70,572
Stellantis NV*	27,001	153,660
Subaru Corp.	6,939	102,251
Suzuki Motor Corp.	20,906	251,648
Tesla, Inc.*	22,489	9,458,873
Toyota Motor Corp.	126,145	2,115,484
Volkswagen AG (Preference) (q)	2,745	219,912
Yamaha Motor Co. Ltd. (x)	11,881	89,948

		15,544,623

Broadline Retail (1.5%)
Amazon.com, Inc.*	78,196	18,637,235
eBay, Inc.	3,547	396,377
Next plc	1,529	295,073
Pan Pacific International Holdings Corp.	25,409	129,687
Prosus NV	17,419	757,110
Rakuten Group, Inc.*	18,796	87,695

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Ryohin Keikaku Co. Ltd.	6,697	$146,309
Sea Ltd. (ADR)*	5,005	479,629
Wesfarmers Ltd.	15,114	948,571

		21,877,686

Distributors (0.0%)†
D’ieteren Group (x)	286	55,722
Genuine Parts Co.	1,099	129,660

		185,382

Diversified Consumer Services (0.0%)†
Pearson plc	6,288	99,839

Hotels, Restaurants & Leisure (0.7%)
Accor SA	2,427	141,101
Airbnb, Inc., Class A*	3,338	477,668
Amadeus IT Group SA (x)	5,848	335,856
Aristocrat Leisure Ltd.	7,226	307,849
Booking Holdings, Inc.	6,190	1,103,306
Carnival Corp. Ltd.	10,276	293,585
Chipotle Mexican Grill, Inc.*	10,247	348,398
Compass Group plc	22,638	731,420
Darden Restaurants, Inc.	915	188,499
Delivery Hero SE (m)(x)*	2,224	91,497
Domino’s Pizza, Inc. (x)	244	72,234
DoorDash, Inc., Class A*	3,023	557,834
Evolution AB (m)*	1,633	112,536
Expedia Group, Inc.	915	234,130
Galaxy Entertainment Group Ltd.	26,311	99,078
Hilton Worldwide Holdings, Inc.	1,818	600,776
InterContinental Hotels Group plc	1,899	327,549
Las Vegas Sands Corp.	2,382	110,025
Lottery Corp. Ltd. (The)	29,626	118,187
Marriott International, Inc., Class A	1,748	647,791
McDonald’s Corp.	5,676	1,534,279
MGM Resorts International*	1,533	73,293
Norwegian Cruise Line Holdings Ltd.*	3,667	77,410
Oriental Land Co. Ltd. (x)	14,389	220,268
Royal Caribbean Cruises Ltd.	1,992	632,520
Sands China Ltd.	32,416	54,173
Sodexo SA (x)	1,030	59,622
Starbucks Corp.	9,104	930,338
Wynn Resorts Ltd.	670	65,050
Yum! Brands, Inc.	2,202	352,012
Zensho Holdings Co. Ltd. (x)	1,239	61,468

		10,959,752

Household Durables (0.3%)
DR Horton, Inc.	2,107	343,188
Garmin Ltd.	1,309	310,940
Lennar Corp., Class A	1,719	155,552
NVR, Inc.*	22	149,895
Panasonic Holdings Corp.	31,079	872,628
PulteGroup, Inc.	1,522	208,833
Sekisui House Ltd.	7,973	165,892
Sony Group Corp.	77,767	1,559,433

		3,766,361

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	6,721	157,065
Hasbro, Inc.	1,074	88,702
Shimano, Inc. (x)	958	102,316

		348,083

Specialty Retail (0.7%)
AutoZone, Inc.*	132	421,864
Avolta AG	1,131	75,783
Best Buy Co., Inc.	1,586	120,346
Carvana Co.*	5,722	376,622
Fast Retailing Co. Ltd.	2,554	1,306,185
H & M Hennes & Mauritz AB, Class B (x)	5,631	96,878
Home Depot, Inc. (The)	7,956	2,805,922
Industria de Diseno Textil SA	14,522	915,238
Kingfisher plc	23,165	87,127
Lowe’s Cos., Inc.	4,474	986,472
Nitori Holdings Co. Ltd.	5,149	76,530
O’Reilly Automotive, Inc.*	6,620	609,636
Ross Stores, Inc.	2,573	547,663
Sanrio Co. Ltd. (x)	12,790	86,446
TJX Cos., Inc. (The)	8,833	1,338,200
Tractor Supply Co.	4,189	132,414
Ulta Beauty, Inc.*	348	156,941
Williams-Sonoma, Inc.	941	219,347
Zalando SE (m)*	2,813	81,500

		10,441,114

Textiles, Apparel & Luxury Goods (0.4%)
adidas AG	2,157	442,251
Asics Corp.	9,071	246,684
Cie Financiere Richemont SA (Registered)	7,157	1,660,749
Deckers Outdoor Corp.*	1,134	112,595
Hermes International SCA	344	629,467
Kering SA	950	270,125
Lululemon Athletica, Inc.*	836	95,455
LVMH Moet Hennessy Louis Vuitton SE	3,312	1,834,082
Moncler SpA	2,927	169,829
NIKE, Inc., Class B	9,582	393,341
Pandora A/S	998	115,096
Ralph Lauren Corp.	309	124,036
Swatch Group AG (The)	376	91,981
Tapestry, Inc.	1,614	236,257

		6,421,948

Total Consumer Discretionary		71,525,185

Consumer Staples (2.8%)
Beverages (0.5%)
Anheuser-Busch InBev SA/NV	11,963	986,311
Asahi Group Holdings Ltd. (x)	18,755	178,435
Brown-Forman Corp., Class B	1,345	35,844
Carlsberg A/S, Class B	1,251	164,155
Coca-Cola Co. (The)	30,932	2,513,844
Coca-Cola Europacific Partners plc	2,672	267,387
Coca-Cola HBC AG	2,668	174,153
Constellation Brands, Inc., Class A	1,114	154,946
Davide Campari-Milano NV(x)	7,784	48,459
Diageo plc	29,642	595,798
Heineken Holding NV	1,599	121,986
Heineken NV	3,834	322,481
Keurig Dr. Pepper, Inc.	10,868	355,710
Kirin Holdings Co. Ltd. (x)	10,288	176,286
Molson Coors Beverage Co., Class B	1,282	49,947

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Monster Beverage Corp.*	5,703	$548,172
PepsiCo, Inc.	10,918	1,478,297
Pernod Ricard SA	2,603	190,071
Suntory Beverage & Food Ltd. (x)	1,687	46,675

		8,408,957

Consumer Staples Distribution & Retail (0.8%)
Aeon Co. Ltd.	28,730	237,109
Carrefour SA	7,841	145,653
Casey’s General Stores, Inc.	295	234,463
Coles Group Ltd.	17,882	301,888
Costco Wholesale Corp.	3,544	3,315,306
Dollar General Corp.	1,759	202,479
Dollar Tree, Inc.*	1,447	175,015
J Sainsbury plc	22,703	96,349
Jeronimo Martins SGPS SA	3,769	72,194
Kesko OYJ, Class B	3,635	81,269
Koninklijke Ahold Delhaize NV	11,772	473,768
Kroger Co. (The)	4,531	251,606
Marks & Spencer Group plc	27,493	135,737
Seven & i Holdings Co. Ltd.	25,189	303,644
Sysco Corp.	3,820	319,276
Target Corp.	3,628	473,853
Tesco plc	85,001	519,019
Walmart, Inc.	35,021	3,966,478
Woolworths Group Ltd.	16,263	450,573

		11,755,679

Food Products (0.5%)
Ajinomoto Co., Inc.	11,436	416,007
Archer-Daniels-Midland Co.	3,850	294,140
Associated British Foods plc	3,803	100,239
Barry Callebaut AG (Registered)	47	65,155
Bunge Global SA	1,085	115,802
Chocoladefabriken Lindt & Spruengli AG	13	151,254
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	118,827
Danone SA	8,391	688,173
General Mills, Inc.	4,263	148,352
Hershey Co. (The)	1,184	207,733
Hormel Foods Corp.	2,330	57,831
J M Smucker Co. (The)	852	95,850
Kerry Group plc, Class A	2,126	195,245
Kikkoman Corp. (x)	9,024	92,551
Kraft Heinz Co. (The)	6,820	161,088
Lotus Bakeries NV	5	66,411
Magnum Ice Cream Co. NV (The)*	6,296	109,547
Magnum Ice Cream Co. NV (The) (Euronext Amsterdam Stock Exchange)*	223	3,883
McCormick & Co., Inc. (Non-Voting)	2,029	102,302
Mondelez International, Inc., Class A	10,254	593,091
Mowi ASA	5,790	107,088
Nestle SA (Registered)	34,298	3,522,201
Orkla ASA	9,664	101,802
Salmar ASA	902	42,254
Tyson Foods, Inc., Class A	2,254	129,041
WH Group Ltd. (m)	102,222	108,368
Wilmar International Ltd.	21,298	59,645

		7,853,880

Household Products (0.3%)
Church & Dwight Co., Inc.	1,893	183,394
Clorox Co. (The)	966	92,195
Colgate-Palmolive Co.	6,392	586,019
Essity AB, Class B	7,618	215,543
Henkel AG & Co. KGaA	1,210	95,683
Henkel AG & Co. KGaA (Preference) (q)	2,016	169,421
Kimberly-Clark Corp.	2,652	291,110
Procter & Gamble Co. (The)	18,601	2,727,651
Reckitt Benckiser Group plc	8,549	557,335
Unicharm Corp. (x)	14,267	83,006

		5,001,357

Personal Care Products (0.3%)
Beiersdorf AG(x)	1,211	104,243
Estee Lauder Cos., Inc. (The), Class A	1,975	155,926
Kao Corp. (x)	11,980	237,493
Kenvue, Inc.	15,337	293,090
L’Oreal SA	3,198	1,403,055
Shiseido Co. Ltd. (x)	5,342	86,387
Unilever plc	29,086	1,745,828

		4,026,022

Tobacco (0.4%)
Altria Group, Inc.	13,339	959,741
British American Tobacco plc	26,732	1,648,780
Imperial Brands plc	9,856	364,415
Japan Tobacco, Inc. (x)	14,628	537,543
Philip Morris International, Inc.	12,450	2,252,330

		5,762,809

Total Consumer Staples		42,808,704

Energy (1.7%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	7,925	439,838
Halliburton Co.	6,673	226,548
SLB Ltd.	11,943	555,230
Tenaris SA	4,281	118,469

		1,340,085

Oil, Gas & Consumable Fuels (1.6%)
Aker BP ASA	4,206	127,945
APA Corp.	2,824	91,978
Bollore SE	8,227	38,150
BP plc	209,025	1,286,428
Chevron Corp.	14,955	2,478,941
ConocoPhillips	9,732	1,011,739
Devon Energy Corp.	9,210	380,557
Diamondback Energy, Inc.	1,551	272,635
ENEOS Holdings, Inc.	34,200	251,763
Eni SpA	24,187	565,749
EOG Resources, Inc.	4,255	552,001
EQT Corp.	4,996	265,637
Equinor ASA	9,361	294,152
Expand Energy Corp.	1,911	174,264
Exxon Mobil Corp.	33,111	4,526,936
Galp Energia SGPS SA	5,422	115,436
Idemitsu Kosan Co. Ltd.	10,341	75,954
Inpex Corp.(x)	11,732	236,396
Kinder Morgan, Inc.	15,640	500,011

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Marathon Petroleum Corp.	2,332	$596,223
Neste OYJ	5,632	183,081
Occidental Petroleum Corp.	5,800	281,706
OMV AG	1,960	122,961
ONEOK, Inc.	5,033	437,569
Phillips 66	3,203	541,467
Repsol SA (x)	14,716	366,353
Santos Ltd.	43,239	214,671
Shell plc	74,756	2,895,621
Targa Resources Corp.	1,715	459,860
Texas Pacific Land Corp.	463	202,627
TotalEnergies SE	26,218	2,036,635
Valero Energy Corp.	2,372	617,764
Var Energi ASA	12,460	51,465
Williams Cos., Inc. (The)	9,770	726,302
Woodside Energy Group Ltd.	25,308	489,970

		23,470,947

Total Energy		24,811,032

Financials (8.8%)
Banks (4.1%)
ABN AMRO Bank NV (CVA) (m)	8,220	349,604
AIB Group plc	27,820	326,926
ANZ Group Holdings Ltd.	40,129	983,344
Banca Monte dei Paschi di Siena SpA	25,282	313,927
Banco Bilbao Vizcaya Argentaria SA	74,999	1,881,428
Banco BPM SpA	15,129	261,304
Banco Comercial Portugues SA, Class R	104,531	123,740
Banco de Sabadell SA	63,535	225,688
Banco Santander SA	190,652	2,637,505
Bank Hapoalim BM	17,441	402,246
Bank Leumi Le-Israel BM	19,495	436,122
Bank of America Corp.	52,154	2,971,735
Bank of Ireland Group plc	12,656	252,266
Bankinter SA	8,375	140,516
Banque Cantonale Vaudoise (Registered) (x)	401	58,756
Barclays plc	182,175	1,223,399
BAWAG Group AG (m)	974	195,287
BNP Paribas SA	13,199	1,542,660
BOC Hong Kong Holdings Ltd.	49,076	266,169
BPER Banca SpA	20,831	326,969
CaixaBank SA	46,758	663,667
Chiba Bank Ltd. (The) (x)	7,249	110,245
Citigroup, Inc.	13,625	1,906,955
Citizens Financial Group, Inc.	3,378	236,696
Commerzbank AG	8,631	367,253
Commonwealth Bank of Australia	22,277	2,546,113
Credit Agricole SA	12,085	243,101
Danske Bank A/S	8,337	447,298
DBS Group Holdings Ltd.	27,462	1,387,567
DNB Bank ASA	10,819	321,809
Erste Group Bank AG	4,099	549,156
Fifth Third Bancorp	7,240	408,119
FinecoBank Banca Fineco SpA	8,146	204,366
HSBC Holdings plc	228,743	4,345,077
Huntington Bancshares, Inc.	16,193	287,102
ING Groep NV	38,881	1,230,092
Intesa Sanpaolo SpA	185,462	1,270,414
Israel Discount Bank Ltd., Class A	16,287	161,528
Japan Post Bank Co. Ltd.	23,787	453,123
JPMorgan Chase & Co.	21,404	7,006,171
KBC Group NV	3,058	417,112
KeyCorp	7,362	169,694
Lloyds Banking Group plc	779,661	1,150,442
M&T Bank Corp.	1,170	278,472
Mitsubishi UFJ Financial Group, Inc.	142,196	2,820,898
Mizrahi Tefahot Bank Ltd.	2,099	138,776
Mizuho Financial Group, Inc.	31,511	1,513,128
National Australia Bank Ltd.	40,840	1,074,190
NatWest Group plc	106,249	936,476
Nordea Bank Abp	40,878	776,360
Oversea-Chinese Banking Corp. Ltd.	43,536	837,492
PNC Financial Services Group, Inc. (The)	3,208	789,874
Raiffeisen Bank International AG	1,751	111,833
Regions Financial Corp.	6,817	205,873
Resona Holdings, Inc.	27,596	359,932
Skandinaviska Enskilda Banken AB, Class A	19,483	387,758
Societe Generale SA	8,386	742,559
Standard Chartered plc	23,696	642,275
Sumitomo Mitsui Financial Group, Inc.	48,414	1,892,820
Sumitomo Mitsui Trust Group, Inc.	8,362	312,161
Svenska Handelsbanken AB, Class A	18,124	266,688
Swedbank AB, Class A	10,926	408,059
Truist Financial Corp.	9,952	495,809
UniCredit SpA	18,068	1,616,495
United Overseas Bank Ltd.	16,115	496,850
US Bancorp	12,400	748,960
Wells Fargo & Co.	24,445	2,020,135
Westpac Banking Corp.	45,536	1,113,303
Yokohama Financial Group, Inc.	12,944	138,279

		61,928,146

Capital Markets (1.6%)
3i Group plc	12,960	427,731
Ameriprise Financial, Inc.	718	329,390
Amundi SA(m)	824	79,080
Ares Management Corp., Class A	1,685	187,557
ASX Ltd.	2,601	96,057
Bank of New York Mellon Corp. (The)	5,483	792,897
BlackRock, Inc.	1,153	1,108,679
Blackstone, Inc.	5,934	698,254
Cboe Global Markets, Inc.	836	202,872
Charles Schwab Corp. (The)	13,059	1,204,954
CME Group, Inc.	2,895	639,303
Coinbase Global, Inc., Class A*	1,777	259,780
CVC Capital Partners plc(m)(x)	2,800	40,688
Daiwa Securities Group, Inc.	16,750	164,698
Deutsche Bank AG (Registered)	24,164	818,170
Deutsche Boerse AG	2,418	659,793
EQT AB	5,755	162,822
Euronext NV (m)	1,035	165,583
FactSet Research Systems, Inc.	291	66,953
Franklin Resources, Inc.	2,449	81,478
Futu Holdings Ltd. (ADR)	654	61,306
Goldman Sachs Group, Inc. (The)	2,357	2,383,799
Hong Kong Exchanges & Clearing Ltd.	15,985	742,942
Interactive Brokers Group, Inc., Class A	3,559	309,775
Intercontinental Exchange, Inc.	4,517	556,088

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Invesco Ltd.	3,541	$93,447
Japan Exchange Group, Inc.	12,658	159,529
Julius Baer Group Ltd.	2,742	237,011
KKR & Co., Inc.	5,523	506,901
London Stock Exchange Group plc	5,934	642,567
Macquarie Group Ltd.	4,820	838,833
Moody’s Corp.	1,200	543,504
Morgan Stanley	9,576	2,001,767
MSCI, Inc.	582	325,943
Nasdaq, Inc.	3,569	281,309
Nomura Holdings, Inc.	39,040	340,663
Northern Trust Corp.	1,478	256,935
Partners Group Holding AG	284	232,539
Raymond James Financial, Inc.	1,386	210,714
Robinhood Markets, Inc., Class A*	6,320	633,770
S&P Global, Inc.	2,422	986,384
SBI Holdings, Inc.	7,018	114,147
Schroders plc	10,719	83,536
Singapore Exchange Ltd.	10,722	200,576
State Street Corp.	2,211	374,986
T. Rowe Price Group, Inc.	1,712	194,637
UBS Group AG (Registered)	42,259	2,093,454

		23,593,801

Consumer Finance (0.2%)
American Express Co.	4,251	1,437,901
Capital One Financial Corp.	4,971	997,282
Synchrony Financial	2,687	204,346

		2,639,529

Financial Services (1.3%)
Adyen NV (m)*	357	333,402
Apollo Global Management, Inc.	3,684	435,854
Banca Mediolanum SpA	2,728	67,938
Berkshire Hathaway, Inc., Class B*	14,645	7,328,212
Block, Inc., Class A*	4,275	324,900
Corpay, Inc.*	522	173,967
EXOR NV	1,175	90,021
Fidelity National Information Services, Inc.	4,129	160,535
Fiserv, Inc.*	4,260	208,953
Global Payments, Inc.	1,857	134,744
Groupe Bruxelles Lambert NV	975	88,843
Industrivarden AB, Class A	1,402	78,614
Industrivarden AB, Class C	2,135	117,209
Infratil Ltd.	11,971	105,037
Investor AB, Class B	23,043	957,215
Jack Henry & Associates, Inc.	568	78,236
L E Lundbergforetagen AB, Class B	961	55,401
M&G plc	29,670	132,387
Mastercard, Inc., Class A	6,445	3,310,152
Mitsubishi HC Capital, Inc. (x)	11,716	94,799
ORIX Corp.	14,552	551,519
PayPal Holdings, Inc.	7,046	304,246
Poste Italiane SpA	6,086	199,072
Sofina SA (x)	208	52,930
Visa, Inc., Class A	13,258	4,548,687
Washington H Soul Pattinson & Co. Ltd.	4,551	145,676
Wise Group plc, Class A*	9,556	114,670

		20,193,219

Insurance (1.6%)
Admiral Group plc	3,465	163,679
Aegon Ltd.	16,228	137,979
Aflac, Inc.	3,659	429,018
Ageas SA/NV	1,986	158,886
AIA Group Ltd.	142,255	1,304,755
Allianz SE (Registered)	5,064	2,396,502
Allstate Corp. (The)	2,056	489,205
American International Group, Inc.	4,235	315,635
Aon plc, Class A	1,706	565,863
Arch Capital Group Ltd.*	2,780	269,827
Arthur J Gallagher & Co.	2,052	471,078
ASR Nederland NV	2,088	157,604
Assurant, Inc.	396	106,338
Aviva plc	40,334	348,010
AXA SA	20,875	1,046,187
Brown & Brown, Inc.	2,329	149,405
Chubb Ltd.	2,881	981,672
Cincinnati Financial Corp.	1,236	228,833
Daiichi Life Group, Inc.	45,801	502,000
Erie Indemnity Co., Class A (x)	203	48,669
Everest Group Ltd.	316	112,885
Generali (x)	10,832	527,464
Gjensidige Forsikring ASA	2,662	72,072
Globe Life, Inc.	620	110,782
Hannover Rueck SE	803	222,432
Harel Insurance Investments & Financial Services Ltd. (x)	1,575	83,044
Hartford Insurance Group, Inc. (The)	2,190	290,219
Helvetia Baloise Holding AG	1,026	264,935
Insurance Australia Group Ltd.	29,718	166,616
Japan Post Holdings Co. Ltd.	22,433	300,744
Japan Post Insurance Co. Ltd.	7,070	66,664
Legal & General Group plc	69,731	264,808
Loews Corp.	1,348	152,607
Mapfre SA	12,297	60,863
Marsh & McLennan Cos., Inc.	3,849	641,513
Medibank Pvt. Ltd.	36,657	126,092
MetLife, Inc.	4,318	365,346
MS&AD Insurance Group Holdings, Inc.	15,943	416,385
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,739	970,779
NN Group NV	3,502	306,850
Phoenix Financial Ltd.	3,030	167,892
Principal Financial Group, Inc.	1,570	169,215
Progressive Corp. (The)	4,668	1,019,725
Prudential Financial, Inc.	2,772	299,182
Prudential plc	33,600	447,439
QBE Insurance Group Ltd.	19,994	348,964
Sampo OYJ, Class A	31,808	334,328
Sompo Holdings, Inc.	10,910	416,169
Standard Life plc	9,377	103,663
Suncorp Group Ltd.	14,416	192,381
Swiss Life Holding AG (Registered)	370	407,055
Swiss Re AG	3,977	632,749
T&D Holdings, Inc.	5,845	173,146
Talanx AG	791	99,975
Tokio Marine Holdings, Inc.	23,822	1,054,853
Travelers Cos., Inc. (The)	1,699	560,874
Tryg A/S	4,069	92,649
Unipol Assicurazioni SpA	4,775	133,269

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
W.R. Berkley Corp.	2,349	$165,675
Willis Towers Watson plc	754	197,073
Zurich Insurance Group AG	1,992	1,471,190

		24,281,711

Total Financials		132,636,406

Health Care (5.0%)
Biotechnology (0.7%)
AbbVie, Inc.	14,113	3,551,395
Abivax SA (x)*	712	94,539
Amgen, Inc.	4,311	1,561,099
Argenx SE*	824	764,357
Biogen, Inc.*	1,179	254,735
CSL Ltd.	6,461	514,591
Genmab A/S*	813	222,711
Gilead Sciences, Inc.	9,918	1,253,040
Incyte Corp.*	1,341	152,016
Moderna, Inc.*	2,821	197,554
Regeneron Pharmaceuticals, Inc.	798	497,585
Swedish Orphan Biovitrum AB*	2,379	113,402
Vertex Pharmaceuticals, Inc.*	2,027	1,006,872

		10,183,896

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories	13,914	1,262,556
Alcon AG	6,653	449,866
Align Technology, Inc.*	532	89,727
Baxter International, Inc.	4,126	87,966
Becton Dickinson & Co.	2,201	333,077
BioMerieux	512	40,206
Boston Scientific Corp.*	11,873	506,740
Cochlear Ltd.	870	73,506
Coloplast A/S, Class B	1,679	95,752
Cooper Cos., Inc. (The)*	1,559	111,796
Demant A/S (x)*	1,127	46,140
Dexcom, Inc.*	3,082	207,573
Edwards Lifesciences Corp.*	4,600	416,116
EssilorLuxottica SA	4,009	752,139
Fisher & Paykel Healthcare Corp. Ltd.	7,818	172,923
GE HealthCare Technologies, Inc.	3,634	232,612
Hoya Corp.	4,511	727,482
IDEXX Laboratories, Inc.*	630	331,657
Insulet Corp.*	553	84,194
Intuitive Surgical, Inc.*	2,829	1,125,037
Koninklijke Philips NV	10,256	278,675
Medtronic plc	10,256	802,327
Olympus Corp.	14,045	147,633
ResMed, Inc.	1,159	225,866
Siemens Healthineers AG (m)	4,505	176,050
Smith & Nephew plc	10,230	147,053
Solventum Corp.*	1,176	90,728
Sonova Holding AG (Registered)	655	155,564
STERIS plc	783	164,876
Straumann Holding AG (Registered)	1,486	195,435
Stryker Corp.	2,756	867,699
Terumo Corp.	17,731	243,985
Zimmer Biomet Holdings, Inc.	1,545	133,009

		10,775,965

Health Care Providers & Services (0.6%)
Cardinal Health, Inc.	1,871	444,475
Cencora, Inc.	1,554	439,751
Centene Corp.*	3,747	240,520
Cigna Group (The)	2,113	582,512
CVS Health Corp.	10,192	1,054,362
DaVita, Inc.*	256	56,955
Elevance Health, Inc.	1,735	670,976
Fresenius Medical Care AG (x)	2,539	114,873
Fresenius SE & Co. KGaA	5,624	256,827
HCA Healthcare, Inc.	1,240	483,464
Henry Schein, Inc.*	773	64,561
Humana, Inc.	959	380,934
Labcorp Holdings, Inc.	655	183,400
McKesson Corp.	960	725,376
NMC Health plc (r)*	3,800	—
Quest Diagnostics, Inc.	884	187,364
Sigma Healthcare Ltd. (x)	69,143	131,756
Sonic Healthcare Ltd.	6,085	87,375
UnitedHealth Group, Inc.	7,254	3,014,980
Universal Health Services, Inc., Class B	426	63,342

		9,183,803

Health Care Technology (0.0%)†
Pro Medicus Ltd. (x)	765	108,306
Veeva Systems, Inc., Class A*	1,199	212,787

		321,093

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	2,257	299,797
Bio-Techne Corp.	1,251	88,383
Charles River Laboratories International, Inc.*	385	87,314
Danaher Corp.	5,032	958,495
Eurofins Scientific SE	1,523	119,396
IQVIA Holdings, Inc.*	1,333	257,562
Lonza Group AG (Registered)	935	631,001
Mettler-Toledo International, Inc.*	161	205,679
QIAGEN NV (x)	2,743	106,289
Revvity, Inc.	891	99,133
Sartorius AG (Preference) (q)	336	88,168
Sartorius Stedim Biotech	389	80,787
Thermo Fisher Scientific, Inc.	2,969	1,488,538
Waters Corp.*	784	294,031
West Pharmaceutical Services, Inc.	564	202,476

		5,007,049

Pharmaceuticals (2.7%)
Astellas Pharma, Inc.	22,866	307,406
AstraZeneca plc	20,130	3,765,889
Bayer AG (Registered)	13,079	723,060
Bristol-Myers Squibb Co.	16,312	939,898
Chugai Pharmaceutical Co. Ltd.	8,935	413,683
Daiichi Sankyo Co. Ltd.	22,737	364,881
Eisai Co. Ltd.	3,374	85,268
Eli Lilly & Co.	6,319	7,579,198
Financiere de Tubize SA (x)	267	70,500
Galderma Group AG	2,454	558,047
GSK plc	54,008	1,417,113
Haleon plc	118,579	547,161
Ipsen SA	446	86,039
Johnson & Johnson	19,229	4,883,589

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Kyowa Kirin Co. Ltd. (x)	3,141	$50,172
Merck & Co., Inc.	19,729	2,535,177
Merck KGaA	1,721	288,823
Novartis AG (Registered)	24,378	3,817,285
Novo Nordisk A/S, Class B	42,872	2,056,775
Orion OYJ, Class B	1,459	120,038
Otsuka Holdings Co. Ltd. (x)	5,584	369,864
Pfizer, Inc.	45,528	1,096,314
Recordati Industria Chimica e Farmaceutica SpA	1,392	81,603
Roche Holding AG	9,352	3,849,494
Roche Holding AG (OTC US Exchange)	391	164,200
Sandoz Group AG	5,565	502,894
Sanofi SA	14,524	1,241,113
Shionogi & Co. Ltd.	10,022	171,476
Takeda Pharmaceutical Co. Ltd.	21,155	667,892
Teva Pharmaceutical Industries Ltd. (ADR)*	15,501	525,174
UCB SA	1,618	484,481
Viatris, Inc.	9,303	147,732
Zoetis, Inc.	3,349	240,659

		40,152,898

Total Health Care		75,624,704

Industrials (6.6%)
Aerospace & Defense (1.4%)
Airbus SE	7,910	1,760,584
Axon Enterprise, Inc.*	644	361,033
BAE Systems plc	39,004	954,198
Boeing Co. (The)*	6,297	1,363,112
CSG NV (x)*	1,997	29,155
Dassault Aviation SA	228	74,847
Elbit Systems Ltd.	372	282,928
GE Aerospace	8,334	3,114,666
General Dynamics Corp.	2,028	718,399
Hensoldt AG (x)	807	62,492
Honeywell Aerospace, Inc.*	2,531	559,554
Howmet Aerospace, Inc.	3,196	859,277
Huntington Ingalls Industries, Inc.	315	88,165
Kongsberg Gruppen ASA	5,562	167,696
L3Harris Technologies, Inc.	1,488	432,398
Leonardo SpA	5,388	288,934
Lockheed Martin Corp.	1,621	825,835
Melrose Industries plc	16,616	104,778
MTU Aero Engines AG	718	298,628
Northrop Grumman Corp.	1,067	543,434
Rheinmetall AG	620	701,790
Rolls-Royce Holdings plc	111,803	2,146,636
RTX Corp.	10,758	2,041,115
Saab AB, Class B	4,264	221,201
Safran SA	4,594	1,816,294
Singapore Technologies Engineering Ltd.	20,772	167,601
Textron, Inc.	1,389	127,413
Thales SA	1,234	317,045
TransDigm Group, Inc.	447	595,422

		21,024,630

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	942	$177,416
Deutsche Post AG	12,248	743,206
DSV A/S	2,561	607,946
Expeditors International of Washington, Inc.	1,045	170,314
FedEx Corp.	1,747	547,038
InPost SA*	3,328	58,600
United Parcel Service, Inc., Class B	5,964	641,130

		2,945,650

Building Products (0.3%)
A.O. Smith Corp.	894	56,072
AGC, Inc.	2,515	108,762
Allegion plc	686	96,376
Assa Abloy AB, Class B	12,993	458,969
Belimo Holding AG (Registered)	131	147,704
Builders FirstSource, Inc.*	859	76,863
Carrier Global Corp.	6,237	457,484
Cie de Saint-Gobain SA	5,929	536,782
Daikin Industries Ltd.	3,491	530,280
Geberit AG (Registered)	429	286,274
Johnson Controls International plc	4,874	712,140
Kingspan Group plc	2,039	186,503
Lennox International, Inc.	253	144,956
Masco Corp.	1,611	131,087
Nibe Industrier AB, Class B	18,985	70,574
ROCKWOOL A/S, Class B	1,251	40,209
Trane Technologies plc	1,766	867,389

		4,908,424

Commercial Services & Supplies (0.2%)
Brambles Ltd.	17,974	242,666
Cintas Corp.	2,717	462,107
Copart, Inc.*	7,079	199,557
Dai Nippon Printing Co. Ltd.	4,857	88,941
Rentokil Initial plc	33,628	190,384
Republic Services, Inc.	1,597	340,289
Rollins, Inc.	2,346	97,922
Secom Co. Ltd.	5,299	210,575
Securitas AB, Class B	6,364	104,515
TOPPAN Holdings, Inc.	2,931	92,958
Veralto Corp.	1,962	173,990
Verisure plc (x)*	3,096	34,553
Waste Management, Inc.	2,951	657,719

		2,896,176

Construction & Engineering (0.3%)
ACS Actividades de Construccion y Servicios SA	2,351	347,165
Bouygues SA	2,949	164,538
Comfort Systems USA, Inc.	281	556,928
Eiffage SA	913	134,795
EMCOR Group, Inc.	355	294,607
Ferrovial NV	6,313	433,076
HOCHTIEF AG	197	114,149
Kajima Corp.	5,237	191,221
Obayashi Corp.	8,280	167,606
Quanta Services, Inc.	1,199	863,328
Shimizu Corp.	6,400	101,491
Skanska AB, Class B	4,397	117,680
Taisei Corp.	1,883	166,884
Vinci SA	6,201	906,931

		4,560,399

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (1.1%)
ABB Ltd. (Registered)	20,864	$2,263,767
AMETEK, Inc.	1,831	442,992
Eaton Corp. plc	3,102	1,321,824
Emerson Electric Co.	4,474	640,453
Fuji Electric Co. Ltd.	1,823	154,264
Fujikura Ltd.	20,098	780,174
Furukawa Electric Co. Ltd.	9,000	267,654
GE Vernova, Inc.	2,147	2,522,424
Generac Holdings, Inc.*	470	137,621
Hubbell, Inc., Class B	422	220,790
Legrand SA	3,404	574,567
Mitsubishi Electric Corp.	25,352	929,687
Nidec Corp.*	11,132	182,864
Prysmian SpA	3,749	629,775
Rockwell Automation, Inc.	889	440,126
Schneider Electric SE	7,298	2,394,354
Siemens Energy AG	10,317	1,955,352
Vertiv Holdings Co., Class A	3,068	1,027,228
Vestas Wind Systems A/S	12,772	360,858

		17,246,774

Ground Transportation (0.3%)
Ayvens SA(m)	4,434	58,458
Central Japan Railway Co.	10,032	215,300
CSX Corp.	14,843	705,488
East Japan Railway Co.	12,797	268,227
Fedex Freight Holding Co., Inc.*	868	131,068
Grab Holdings Ltd., Class A*	31,727	119,611
Hankyu Hanshin Holdings, Inc.	2,990	78,633
JB Hunt Transport Services, Inc.	595	172,211
MTR Corp. Ltd. (x)	20,508	80,019
Norfolk Southern Corp.	1,794	564,374
Old Dominion Freight Line, Inc.	1,462	316,669
Seibu Holdings, Inc.(x)	2,603	50,852
Uber Technologies, Inc.*	16,261	1,173,394
Union Pacific Corp.	4,743	1,290,096
West Japan Railway Co.	5,471	91,754

		5,316,154

Industrial Conglomerates (0.5%)
3M Co.	4,166	674,517
CK Hutchison Holdings Ltd.	35,469	301,470
Hikari Tsushin, Inc.(x)	227	49,671
Hitachi Ltd.	58,904	1,636,916
Honeywell International, Inc.	2,531	566,691
Investment AB Latour, Class B(x)	1,813	36,030
Jardine Matheson Holdings Ltd. (London Stock Exchange)	1,886	116,932
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	300	18,542
Keppel Ltd.	18,825	160,369
Lifco AB, Class B	2,821	92,437
Siemens AG (Registered)	9,889	3,177,636
Smiths Group plc	4,051	137,648
Swire Pacific Ltd., Class A	4,506	47,103

		7,015,962

Machinery (1.3%)
Alfa Laval AB	3,852	229,341
Alstom SA*	4,612	80,247
Atlas Copco AB, Class A	33,524	680,497
Atlas Copco AB, Class B	19,741	349,868
Caterpillar, Inc.	3,679	3,917,767
Cummins, Inc.	1,102	785,957
Daifuku Co. Ltd. (x)	4,150	184,620
Daimler Truck Holding AG	6,116	294,951
Deere & Co.	2,007	1,273,100
Dover Corp.	1,076	241,325
Ebara Corp. (x)	6,042	236,953
Epiroc AB, Class A	8,225	225,647
Epiroc AB, Class B	5,061	117,474
FANUC Corp.	12,398	566,899
Fortive Corp.	2,433	148,632
GEA Group AG	1,950	133,764
IDEX Corp.	591	134,127
IHI Corp.	12,924	218,372
Illinois Tool Works, Inc.	2,091	565,553
Indutrade AB	3,637	75,238
Ingersoll Rand, Inc.	2,845	233,262
Kawasaki Heavy Industries Ltd.(x)	9,815	178,754
Knorr-Bremse AG	858	99,625
Komatsu Ltd.	11,426	447,221
Kone OYJ, Class B	4,374	248,918
Kubota Corp. (x)	12,877	215,584
Makita Corp.	2,880	103,109
Metso OYJ	8,551	148,654
Minebea Mitsumi, Inc.	4,367	129,590
Mitsubishi Heavy Industries Ltd.	42,706	972,392
Nordson Corp.	425	128,218
Otis Worldwide Corp.	3,065	219,454
PACCAR, Inc.	4,204	504,984
Parker-Hannifin Corp.	1,007	984,967
Pentair plc	1,291	98,968
Rational AG	68	49,775
Sandvik AB	13,777	568,707
Schindler Holding AG	533	176,680
Schindler Holding AG (Registered)	267	84,910
SKF AB, Class B (x)	4,541	116,602
SMC Corp.	739	328,831
Snap-on, Inc.	414	166,594
Spirax Group plc	983	89,192
Stanley Black & Decker, Inc.	1,242	116,897
Techtronic Industries Co. Ltd.	18,331	306,029
Trelleborg AB, Class B	2,565	106,831
VAT Group AG (m)	359	314,073
Volvo AB, Class B	20,663	702,482
Wartsila OYJ Abp	6,499	248,103
Westinghouse Air Brake Technologies Corp.	1,355	365,308
Xylem, Inc.	1,899	224,481
Yangzijiang Shipbuilding Holdings Ltd.	34,411	91,366

		19,230,893

Marine Transportation (0.0%)†
AP Moller - Maersk A/S, Class A (x)	32	73,844
AP Moller - Maersk A/S, Class B (x)	44	104,403
Kawasaki Kisen Kaisha Ltd. (x)	4,719	72,355
Kuehne + Nagel International AG (Registered)	643	156,013
Mitsui OSK Lines Ltd.	4,432	141,882
Nippon Yusen KK (x)	5,202	167,295
SITC International Holdings Co. Ltd.	18,356	73,712

		789,504

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Passenger Airlines (0.1%)
ANA Holdings, Inc.	2,154	$39,452
Delta Air Lines, Inc.	5,220	488,905
Deutsche Lufthansa AG (Registered)	7,981	91,318
International Consolidated Airlines Group SA	15,346	97,365
Qantas Airways Ltd.	9,869	73,080
Ryanair Holdings plc	5,559	174,039
Singapore Airlines Ltd.	19,929	118,811
Southwest Airlines Co.	3,904	200,744
United Airlines Holdings, Inc.*	2,593	352,622

		1,636,336

Professional Services (0.3%)
Automatic Data Processing, Inc.	3,193	715,072
Broadridge Financial Solutions, Inc.	924	126,542
Bureau Veritas SA	4,229	129,547
Computershare Ltd.	6,930	183,955
Equifax, Inc.	951	150,943
Experian plc	11,995	403,364
Intertek Group plc	2,090	161,038
Jacobs Solutions, Inc.	943	118,818
Leidos Holdings, Inc.	1,005	103,485
Paychex, Inc.	2,576	253,298
Recruit Holdings Co. Ltd.	17,596	1,224,848
RELX plc	23,774	748,833
SGS SA (Registered)	2,204	255,426
Verisk Analytics, Inc.	1,047	187,968
Wolters Kluwer NV	3,018	195,057

		4,958,194

Trading Companies & Distributors (0.5%)
AddTech AB, Class B	3,460	121,959
AerCap Holdings NV	2,145	312,698
Beijer Ref AB, Class B (x)	5,443	79,754
Brenntag SE (x)	1,537	93,399
Bunzl plc	4,315	150,553
Fastenal Co.	9,171	440,483
ITOCHU Corp.	73,813	848,746
Marubeni Corp. (x)	18,748	545,938
Mitsubishi Corp.	40,239	1,082,393
Mitsui & Co. Ltd.	31,455	876,062
Rexel SA	2,956	129,173
SGH Ltd.	2,709	87,897
Sumitomo Corp.	54,068	519,455
Sunbelt Rentals Holdings, Inc.	5,466	398,924
Toyota Tsusho Corp.	8,476	316,222
United Rentals, Inc.	500	566,445
W.W. Grainger, Inc.	347	472,059

		7,042,160

Transportation Infrastructure (0.1%)
Aena SME SA(m)	9,985	304,371
Aeroports de Paris SA	428	55,785
Auckland International Airport Ltd.	22,627	107,395
Getlink SE	3,294	70,051
Transurban Group	41,539	414,657

		952,259

Total Industrials		100,523,515

Information Technology (15.2%)
Communications Equipment (0.6%)
Arista Networks, Inc.*	8,248	1,401,170
Ciena Corp.*	1,130	554,333
Cisco Systems, Inc.	31,553	3,706,215
F5, Inc.*	451	187,598
Lumentum Holdings, Inc.*	621	532,855
Motorola Solutions, Inc.	1,326	550,675
Nokia OYJ	66,891	885,503
Telefonaktiebolaget LM Ericsson, Class B	35,188	392,774

		8,211,123

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	9,827	1,732,697
CDW Corp.	1,021	143,593
Coherent Corp.*	1,563	616,557
Corning, Inc.	6,256	1,597,970
Flex Ltd.*	2,937	476,000
Halma plc	4,928	257,456
Hexagon AB, Class B	27,641	228,650
Ibiden Co. Ltd.	3,100	465,425
Jabil, Inc.	843	324,960
Keyence Corp.	2,501	1,260,071
Keysight Technologies, Inc.*	1,370	479,596
Kyocera Corp.	15,607	346,023
Murata Manufacturing Co. Ltd.	21,552	1,553,286
TDK Corp.	25,192	562,692
TE Connectivity plc	2,332	470,155
Teledyne Technologies, Inc.*	370	246,753
Yokogawa Electric Corp.	2,935	103,104
Zebra Technologies Corp., Class A*	381	100,302

		10,965,290

IT Services (0.3%)
Accenture plc, Class A	4,904	610,254
Akamai Technologies, Inc.*	1,161	137,242
Capgemini SE	2,036	204,769
Cognizant Technology Solutions Corp., Class A	3,785	146,593
Fujitsu Ltd.	22,533	449,674
Gartner, Inc.*	535	69,347
GoDaddy, Inc., Class A*	1,058	89,803
Indra Sistemas SA (x)	999	54,908
International Business Machines Corp.	7,508	2,111,325
NEC Corp.	16,363	397,237
Nomura Research Institute Ltd.	5,057	143,278
Obic Co. Ltd.	4,261	99,906
Otsuka Corp. (x)	3,031	51,894
VeriSign, Inc.	654	164,520

		4,730,750

Semiconductors & Semiconductor Equipment (8.0%)
Advanced Micro Devices, Inc.*	13,026	7,566,934
Advantest Corp. (x)	9,750	1,981,938
Analog Devices, Inc.	3,900	1,548,963
Applied Materials, Inc.	6,340	4,583,820
ASM International NV	624	714,295
ASML Holding NV	5,167	10,247,411
BE Semiconductor Industries NV	945	310,303
Broadcom, Inc.	37,759	14,263,462

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Disco Corp.	1,185	$602,258
First Solar, Inc.*	858	202,454
Infineon Technologies AG	17,386	1,623,097
Intel Corp.*	37,740	5,269,636
Kioxia Holdings Corp.*	4,200	2,384,517
KLA Corp.	10,435	3,148,344
Lam Research Corp.	9,990	4,328,967
Lasertec Corp.	1,030	320,475
Marvell Technology, Inc.	6,994	2,083,443
Microchip Technology, Inc.	4,323	394,258
Micron Technology, Inc.	9,009	10,398,999
Monolithic Power Systems, Inc.	392	541,885
Nova Ltd.*	406	215,826
NVIDIA Corp.	193,479	38,713,213
NXP Semiconductors NV	2,017	566,837
ON Semiconductor Corp.*	3,131	296,005
Qnity Electronics, Inc.	1,672	273,054
QUALCOMM, Inc.	8,420	1,555,932
Renesas Electronics Corp.	23,047	696,202
SCREEN Holdings Co. Ltd.	1,984	221,782
Skyworks Solutions, Inc. (x)	1,201	81,428
STMicroelectronics NV (x)	8,413	628,202
Teradyne, Inc.	1,250	604,800
Texas Instruments, Inc.	7,270	2,166,969
Tokyo Electron Ltd.	5,960	2,882,217
Tower Semiconductor Ltd.*	1,488	383,072

		121,800,998

Software (2.8%)
Adobe, Inc.*	3,229	662,010
AppLovin Corp., Class A*	2,149	1,107,229
Autodesk, Inc.*	1,687	327,987
Cadence Design Systems, Inc.*	2,203	826,830
Check Point Software Technologies Ltd.*	1,041	136,819
Crowdstrike Holdings, Inc., Class A*	2,033	1,551,464
Dassault Systemes SE	8,932	181,923
Datadog, Inc., Class A*	2,643	688,131
Fair Isaac Corp.*	185	221,034
Fortinet, Inc.*	4,975	764,259
Gen Digital, Inc.	4,403	109,591
Intuit, Inc.	2,209	576,549
Microsoft Corp.	59,340	22,135,007
Nebius Group NV, Class A*	2,688	742,345
Nemetschek SE	769	46,511
Octave Intelligence plc (SDR)*	2,763	44,567
Oracle Corp.	13,555	1,986,485
Palantir Technologies, Inc., Class A*	18,341	2,139,844
Palo Alto Networks, Inc.*	6,478	2,209,128
PTC, Inc.*	923	104,862
Roper Technologies, Inc.	806	272,742
Sage Group plc (The)	12,293	133,130
Salesforce, Inc.	6,535	1,023,773
SAP SE	13,901	2,128,837
ServiceNow, Inc.*	8,238	817,869
Synopsys, Inc.*	1,530	682,487
Trimble, Inc.*	1,862	95,297
Tyler Technologies, Inc.*	337	98,559
WiseTech Global Ltd. (x)	2,572	59,556
Workday, Inc., Class A*	1,627	199,177
Xero Ltd. (x)*	2,157	108,422

		42,182,424

Technology Hardware, Storage & Peripherals (2.8%)
Apple, Inc.	117,326	33,949,451
Canon, Inc. (x)	10,646	272,048
Dell Technologies, Inc., Class C	2,311	997,104
FUJIFILM Holdings Corp.	14,893	320,324
Hewlett Packard Enterprise Co.	10,599	478,121
HP, Inc.	7,306	160,294
Logitech International SA (Registered)	1,926	180,631
NetApp, Inc.	1,576	243,902
Sandisk Corp.*	1,183	2,689,822
Seagate Technology Holdings plc	1,791	1,728,315
Super Micro Computer, Inc. (x)*	4,036	118,376
Western Digital Corp.	2,753	1,758,396

		42,896,784

Total Information Technology		230,787,369

Materials (1.8%)
Chemicals (0.8%)
Air Liquide SA	8,483	1,679,923
Air Products and Chemicals, Inc.	1,779	521,567
Akzo Nobel NV	2,049	138,970
Albemarle Corp.	942	127,198
Asahi Kasei Corp.	16,381	180,689
BASF SE	11,882	635,152
CF Industries Holdings, Inc.	1,227	132,835
Corteva, Inc.	5,343	452,499
Dow, Inc.	5,757	157,512
DSM-Firmenich AG (x)	2,195	208,231
DuPont de Nemours, Inc.	1,091	147,983
Ecolab, Inc.	2,023	563,628
EMS-Chemie Holding AG (Registered) (x)	93	79,805
Evonik Industries AG	3,411	61,894
Givaudan SA (Registered)	123	521,222
ICL Group Ltd.	9,448	47,397
International Flavors & Fragrances, Inc.	2,050	162,401
Linde plc	3,693	1,916,445
LyondellBasell Industries NV, Class A	2,063	108,617
Mitsubishi Chemical Group Corp.	15,861	110,201
Mosaic Co. (The)	2,539	53,801
Nippon Paint Holdings Co. Ltd. (x)	12,591	81,952
Nippon Sanso Holdings Corp.	2,327	85,856
Nitto Denko Corp.	9,025	177,783
Novonesis Novozymes B	4,691	296,442
PPG Industries, Inc.	1,781	216,017
Resonac Holdings Corp. (x)	2,300	256,467
Sherwin-Williams Co. (The)	1,832	630,794
Shin-Etsu Chemical Co. Ltd.	21,792	950,296
Sika AG (Registered)	2,030	418,268
Syensqo SA	934	68,972
Symrise AG, Class A	1,768	177,430
Toray Industries, Inc.	17,029	118,209
Yara International ASA	2,119	93,170

		11,579,626

Construction Materials (0.1%)
Buzzi SpA	1,026	52,530
CRH plc	5,338	571,166
Heidelberg Materials AG	1,761	335,921

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Holcim AG	6,792	$614,921
Martin Marietta Materials, Inc.	480	276,816
Vulcan Materials Co.	1,037	305,926

		2,157,280

Containers & Packaging (0.1%)
Amcor plc	3,693	160,091
Avery Dennison Corp.	611	99,196
Ball Corp.	2,127	132,725
International Paper Co.	4,230	161,163
Packaging Corp. of America	707	168,464
Smurfit Westrock plc	4,190	193,829

		915,468

Metals & Mining (0.8%)
Anglo American plc	14,115	691,316
Antofagasta plc	4,594	233,335
ArcelorMittal SA	5,675	341,238
BHP Group Ltd.	67,642	2,823,294
Boliden AB	3,784	213,654
Endeavour Mining plc	2,840	140,516
Evolution Mining Ltd.	27,041	220,814
Fortescue Ltd.	21,520	286,660
Freeport-McMoRan, Inc.	11,484	722,229
Fresnillo plc	2,452	89,358
Glencore plc	124,989	852,511
JFE Holdings, Inc.	7,699	74,159
JX Advanced Metals Corp.(x)	7,262	200,880
Lynas Rare Earths Ltd.*	12,059	151,103
Mitsui Kinzoku Co. Ltd. (x)	700	187,438
Newmont Corp.	8,528	796,515
Nippon Steel Corp. (x)	64,379	213,238
Norsk Hydro ASA	17,120	154,326
Northern Star Resources Ltd.	18,100	238,390
Nucor Corp.	1,819	405,182
PLS Group Ltd.*	41,820	146,402
Rio Tinto Ltd.	4,950	589,420
Rio Tinto plc	14,201	1,343,168
South32 Ltd.	59,727	160,617
Steel Dynamics, Inc.	1,083	248,505
Sumitomo Metal Mining Co. Ltd.	3,178	148,516

		11,672,784

Paper & Forest Products (0.0%)†
Stora Enso OYJ, Class R	7,344	78,363
Svenska Cellulosa AB SCA, Class B(x)	7,898	80,767
UPM-Kymmene OYJ	7,026	186,378

		345,508

Total Materials		26,670,666

Real Estate (0.9%)
Diversified REITs (0.0%)†
CapitaLand Integrated Commercial Trust (REIT)	81,156	149,168
Covivio SA (REIT)	706	43,259
Land Securities Group plc (REIT)	9,917	85,690
Stockland (REIT)	32,242	91,353

		369,470

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	1,253	66,221
Healthpeak Properties, Inc. (REIT)	5,507	117,850
Ventas, Inc. (REIT)	3,884	344,899
Welltower, Inc. (REIT)	5,639	1,279,884

		1,808,854

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	5,088	120,637

Industrial REITs (0.1%)
CapitaLand Ascendas REIT (REIT)	54,781	105,677
Goodman Group (REIT)	26,541	575,365
Prologis, Inc. (REIT)	7,448	1,008,981
Segro plc (REIT)	16,217	188,440

		1,878,463

Office REITs (0.0%)†
BXP, Inc. (REIT)	1,185	78,577
Gecina SA (REIT)	588	49,469
Nippon Building Fund, Inc. (REIT) (x)	100	77,354

		205,400

Real Estate Management & Development (0.2%)
Azrieli Group Ltd.	580	78,932
CapitaLand Investment Ltd.	31,203	60,242
CBRE Group, Inc., Class A*	2,339	315,040
CK Asset Holdings Ltd.	23,248	131,586
CoStar Group, Inc.*	3,262	92,380
Daito Trust Construction Co. Ltd.	3,765	71,813
Daiwa House Industry Co. Ltd.	7,508	203,255
Fastighets AB Balder, Class B(x)*	9,189	49,027
Henderson Land Development Co. Ltd.	17,673	56,083
Hongkong Land Holdings Ltd.	12,857	91,999
Hulic Co. Ltd.(x)	6,123	63,867
Mitsubishi Estate Co. Ltd.	13,769	350,448
Mitsui Fudosan Co. Ltd.	32,982	303,860
Sagax AB, Class B(x)	2,928	46,586
Sino Land Co. Ltd.	51,057	67,178
Sumitomo Realty & Development Co. Ltd.	7,822	179,959
Sun Hung Kai Properties Ltd.	17,128	246,839
Swiss Prime Site AG (Registered)	1,068	174,299
Vonovia SE	9,728	240,031
Wharf Real Estate Investment Co. Ltd.	20,470	56,078

		2,879,502

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	1,110	209,446
Camden Property Trust (REIT)	803	91,935
Equity Residential (REIT)	2,724	185,041
Essex Property Trust, Inc. (REIT)	513	149,586
Invitation Homes, Inc. (REIT)	4,366	131,897
Mid-America Apartment Communities, Inc. (REIT)	930	129,214
UDR, Inc. (REIT)	2,362	94,291

		991,410

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	628	77,520
Kimco Realty Corp. (REIT)	5,387	136,560
Klepierre SA (REIT)	2,864	119,738
Link REIT (REIT)	34,788	162,290
Realty Income Corp. (REIT)	7,449	461,540

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Regency Centers Corp. (REIT)	1,316	$104,938
Scentre Group (REIT)	69,530	186,230
Simon Property Group, Inc. (REIT)	2,590	579,254
Unibail-Rodamco-Westfield (REIT)	1,439	168,314
Vicinity Ltd. (REIT)	52,500	93,498

		2,089,882

Specialized REITs (0.3%)
American Tower Corp. (REIT)	3,722	608,808
Crown Castle, Inc. (REIT)	3,486	263,995
Digital Realty Trust, Inc. (REIT)	2,639	473,912
Equinix, Inc. (REIT)	788	821,403
Extra Space Storage, Inc. (REIT)	1,688	245,266
Iron Mountain, Inc. (REIT)	2,377	300,239
Public Storage (REIT)	1,262	401,707
SBA Communications Corp. (REIT)	847	149,462
VICI Properties, Inc. (REIT), Class A	8,877	235,684
Weyerhaeuser Co. (REIT)	5,760	137,894

		3,638,370

Total Real Estate		13,981,988

Utilities (1.5%)
Electric Utilities (0.9%)
Acciona SA	329	104,270
Alliant Energy Corp.	2,063	157,386
American Electric Power Co., Inc.	4,346	594,576
BKW AG	264	44,448
Chubu Electric Power Co., Inc.	8,871	166,817
CK Infrastructure Holdings Ltd.	8,098	61,801
CLP Holdings Ltd.	21,613	202,014
Constellation Energy Corp.	2,554	634,337
Contact Energy Ltd.	12,469	66,073
Duke Energy Corp.	6,228	788,340
Edison International	3,074	228,859
EDP SA	38,990	204,123
Elia Group SA/NV, Class B	581	92,410
Endesa SA (x)	4,160	189,579
Enel SpA	101,515	1,166,360
Entergy Corp.	3,658	420,158
Evergy, Inc.	1,841	159,118
Eversource Energy	3,004	217,099
Exelon Corp.	8,174	381,072
FirstEnergy Corp.	4,159	197,719
Fortum OYJ	5,971	137,946
Iberdrola SA	80,962	2,020,674
Kansai Electric Power Co., Inc. (The) (x)	12,584	176,860
NextEra Energy, Inc.	16,658	1,462,073
NRG Energy, Inc.	1,685	246,111
Origin Energy Ltd.	22,934	174,340
PG&E Corp.	17,592	295,897
Pinnacle West Capital Corp.	968	103,576
Power Assets Holdings Ltd.	18,309	133,599
PPL Corp.	6,010	218,464
Redeia Corp. SA (x)	5,401	91,904
Southern Co. (The)	9,005	861,869
SSE plc	16,137	521,536
Terna - Rete Elettrica Nazionale	18,731	219,157
Verbund AG	906	57,548
Xcel Energy, Inc.	4,987	400,456

		13,198,569

Gas Utilities (0.1%)
APA Group	17,620	123,801
Atmos Energy Corp.	1,333	229,636
Hong Kong & China Gas Co. Ltd.	148,945	123,818
Italgas SpA	8,117	94,008
Naturgy Energy Group SA	5,486	172,145
Osaka Gas Co. Ltd.	4,503	151,471
Snam SpA	26,845	193,220
Tokyo Gas Co. Ltd.	3,955	148,717

		1,236,816

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	5,697	83,518
EDP Renewables SA (x)	4,269	69,141
Enlight Renewable Energy Ltd. (x)*	1,853	164,090
Meridian Energy Ltd.	17,627	58,326
OPC Energy Ltd.*	2,269	70,639
Orsted A/S (m)*	6,155	138,386
RWE AG	7,674	497,186
Vistra Corp.	2,528	401,017

		1,482,303

Multi-Utilities (0.4%)
Ameren Corp.	2,211	249,931
CenterPoint Energy, Inc.	5,226	230,153
Centrica plc	61,484	139,344
CMS Energy Corp.	2,468	188,802
Consolidated Edison, Inc.	2,944	325,695
Dominion Energy, Inc.	7,025	479,737
DTE Energy Co.	1,649	251,258
E.ON SE	29,889	616,673
Engie SA	23,693	747,076
National Grid plc	67,933	1,124,754
NiSource, Inc.	3,830	182,116
Public Service Enterprise Group, Inc.	3,981	323,098
Sembcorp Industries Ltd.	11,891	58,567
Sempra	5,222	484,132
Veolia Environnement SA	7,900	329,038
WEC Energy Group, Inc.	2,602	303,835

		6,034,209

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,560	205,265
Severn Trent plc	3,697	144,490
United Utilities Group plc	8,800	152,687

		502,442

Total Utilities		22,454,339

Total Common Stocks (53.0%) (Cost $272,498,013)		802,586,766

EXCHANGE TRADED FUNDS (ETF):
Equity (4.1%)
State Street SPDR S&P MidCap 400 ETF Trust (x)	88,745	62,417,908

Total Exchange Traded Funds (4.1%) (Cost $44,516,966)		62,417,908

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (2.5%)
FHLB
3.250%, 11/16/28	$5,940,000	$5,828,187
4.750%, 12/8/28	3,125,000	3,163,909
FHLMC
6.750%, 3/15/31	2,759,000	3,053,749
6.250%, 7/15/32	5,522,000	6,100,262
FNMA
1.875%, 9/24/26	8,398,000	8,356,934
7.250%, 5/15/30	10,000,000	11,069,614

Total U.S. Government Agency Securities		37,572,655

U.S. Treasury Obligations (38.7%)
U.S. Treasury Bonds
6.125%, 11/15/27	18,708,100	19,207,836
5.250%, 11/15/28	8,782,400	9,000,509
U.S. Treasury Notes
1.875%, 2/28/27	6,847,700	6,752,339
2.375%, 5/15/27	4,336,100	4,273,047
2.250%, 8/15/27	4,887,100	4,786,646
2.250%, 11/15/27	38,206,500	37,245,393
3.875%, 12/31/27	9,807,700	9,767,809
2.750%, 2/15/28	5,963,500	5,832,604
4.250%, 2/15/28	15,232,700	15,253,829
4.000%, 2/29/28	9,855,300	9,831,099
3.500%, 4/30/28	18,603,400	18,389,801
2.875%, 5/15/28	8,942,200	8,738,542
3.625%, 5/31/28	7,186,600	7,117,534
4.000%, 6/30/28	4,387,500	4,374,830
2.875%, 8/15/28	1,412,600	1,376,177
4.375%, 8/31/28	7,191,400	7,223,337
4.625%, 9/30/28	6,018,300	6,078,009
4.875%, 10/31/28	1,409,600	1,431,650
3.125%, 11/15/28	3,406,400	3,327,596
4.375%, 11/30/28	6,858,800	6,892,212
3.750%, 12/31/28	9,966,000	9,869,540
4.000%, 1/31/29	10,533,900	10,492,248
2.625%, 2/15/29	9,401,600	9,046,192
4.250%, 2/28/29	18,278,300	18,321,122
4.125%, 3/31/29	8,120,500	8,113,907
4.625%, 4/30/29	9,507,600	9,625,360
2.375%, 5/15/29	21,128,900	20,124,172
4.500%, 5/31/29	12,947,200	13,068,315
4.250%, 6/30/29	5,912,400	5,928,105
1.625%, 8/15/29	11,710,600	10,857,951
3.500%, 9/30/29	7,809,000	7,654,071
1.750%, 11/15/29	9,426,900	8,723,313
1.500%, 2/15/30	9,471,600	8,632,602
0.625%, 5/15/30	8,669,500	7,578,867
0.625%, 8/15/30	13,526,000	11,719,791
4.125%, 8/31/30	5,400,800	5,388,538
4.625%, 9/30/30	10,364,200	10,539,099
4.875%, 10/31/30	5,071,300	5,207,970
0.875%, 11/15/30	8,067,900	7,010,759
4.375%, 11/30/30	4,812,800	4,848,643
3.750%, 12/31/30	6,164,200	6,053,405
1.250%, 8/15/31	7,053,800	6,101,353
1.375%, 11/15/31	9,648,000	8,339,470
1.875%, 2/15/32	11,983,700	10,582,096
2.875%, 5/15/32	11,419,200	10,612,811
2.750%, 8/15/32	10,241,500	9,415,426
4.125%, 11/15/32	9,730,200	9,653,825
4.000%, 1/31/33	14,385,000	14,156,924
3.500%, 2/15/33	9,499,900	9,074,664
4.125%, 4/30/33	9,140,000	9,051,500
3.375%, 5/15/33#	46,305,600	43,788,358
4.250%, 5/31/33	9,456,600	9,433,880
3.875%, 8/15/33	9,333,000	9,087,337
4.500%, 11/15/33	2,487,200	2,515,394
4.000%, 2/15/34	7,649,700	7,485,074
4.375%, 5/15/34	8,995,400	9,014,438
3.875%, 8/15/34	11,358,100	10,987,190
4.250%, 11/15/34	2,403,000	2,382,966
4.625%, 2/15/35	9,890,100	10,064,722
4.250%, 5/15/35	4,302,600	4,259,574
4.250%, 8/15/35	3,499,900	3,461,620
4.125%, 2/15/36	738,200	721,590
4.375%, 5/15/36	129,000	128,557

Total U.S. Treasury Obligations		586,023,538

Total Long-Term Debt Securities (41.2%) (Cost $635,575,689)		623,596,193

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Hologic, Inc., CVR*	1,956	19

Total Health Care		19

Industrials (0.0%)†
Construction & Engineering (0.0%)†
ACS Actividades de Construccion y Servicios SA, expiring 7/13/26*	2,351	4,935

Total Industrials		4,935

Total Rights (0.0%)† (Cost $5,038)		4,954

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.8%)
BlackRock Liquidity FedFund, Institutional Shares 3.54% (7 day yield) (xx)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	27,574,580	27,574,580
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.56% (7 day yield) (xx)	5,000,000	5,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	300,000	300,000

Total Investment Companies		42,874,580

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Value (Note 1)
Total Short-Term Investments (2.8%) (Cost $42,874,580)	$42,874,580

Total Investments in Securities (101.1%) (Cost $995,470,286)	1,531,480,401
Other Assets Less Liabilities (-1.1%)	(16,102,270)

Net Assets (100%)	$1,515,378,131

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $16,548,674.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the market value or fair value, as applicable, of these securities amounted to $2,932,818 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $47,651,158. This was collateralized by $6,023,119 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/9/26 – 5/15/56 and by cash of $42,874,580 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHF	— Swiss Franc
CVA	— Dutch Certification
CVR	— Contingent Value Right
EUR	— European Currency Unit
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt
SEK	— Swedish Krona
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	175	9/2026	USD	12,709,140	97,582
MSCI EAFE E-Mini Index	8	9/2026	USD	1,258,120	(4,869)
Russell 2000 E-Mini Index	427	9/2026	USD	65,023,560	2,207,168
S&P 500 E-Mini Index	112	9/2026	USD	42,270,200	340,645
TOPIX Index	96	9/2026	JPY	23,634,675	354,472

					2,994,998

Short Contracts
FTSE 100 Index	(90)	9/2026	GBP	(12,584,495)	(13,027)
SPI 200 Index	(124)	9/2026	AUD	(18,835,797)	180,005
U.S. Treasury 2 Year Note	(98)	9/2026	USD	(20,201,016)	12,128
U.S. Treasury 5 Year Note	(34)	9/2026	USD	(3,639,594)	(7,214)
U.S. Treasury 10 Year Note	(616)	9/2026	USD	(67,692,625)	(346,020)

					(174,128)

					2,820,870

Forward Foreign Currency Contracts outstanding as of June 30, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	4,154,882	AUD	5,805,365	Deutsche Bank AG	7/9/2026	136,008
USD	1,944,713	AUD	2,762,000	HSBC Bank plc	7/9/2026	32,666
USD	3,691,414	AUD	5,156,000	JPMorgan Chase Bank	7/9/2026	122,076
USD	5,834,407	NZD	9,927,661	Goldman Sachs Bank USA	7/9/2026	194,274

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	205,749	NZD	349,407	JPMorgan Chase Bank	7/9/2026	7,243
USD	1,486,048	GBP	1,116,000	Barclays Bank plc	7/16/2026	5,747
USD	33,284,217	GBP	24,627,703	Citibank NA	7/16/2026	617,190
USD	32,514,213	GBP	24,189,000	JPMorgan Chase Bank	7/16/2026	429,096
USD	1,727,263	JPY	277,457,000	Barclays Bank plc	8/27/2026	12,951
USD	5,879,335	JPY	937,231,898	Morgan Stanley	8/27/2026	88,498
SEK	53,584,000	USD	5,535,823	Morgan Stanley	9/10/2026	12,430
USD	1,855,333	NOK	18,169,000	Morgan Stanley	9/10/2026	21,633
EUR	3,182,000	USD	3,640,121	JPMorgan Chase Bank	9/11/2026	6,671
USD	1,214,224	CHF	954,341	Citibank NA	9/11/2026	23,612
USD	16,511,511	CHF	13,078,000	Morgan Stanley	9/11/2026	195,726
USD	74,702,001	EUR	64,157,603	Morgan Stanley	9/11/2026	1,172,953

Total unrealized appreciation						3,078,774

AUD	4,960,000	USD	3,558,798	Barclays Bank plc	7/9/2026	(125,143)
AUD	6,079,397	USD	4,358,516	BNP Paribas	7/9/2026	(149,938)
AUD	6,199,754	USD	4,438,277	JPMorgan Chase Bank	7/9/2026	(146,380)
AUD	2,061,000	USD	1,448,930	Morgan Stanley	7/9/2026	(22,164)
NZD	2,706,000	USD	1,589,553	HSBC Bank plc	7/9/2026	(52,212)
NZD	9,927,661	USD	5,862,198	JPMorgan Chase Bank	7/9/2026	(222,065)
NZD	14,807,000	USD	8,570,795	UBS AG	7/9/2026	(158,598)
GBP	9,878,000	USD	13,301,158	Barclays Bank plc	7/16/2026	(198,640)
GBP	1,038,000	USD	1,384,781	Goldman Sachs Bank USA	7/16/2026	(7,943)
GBP	24,189,000	USD	32,514,213	JPMorgan Chase Bank	7/16/2026	(429,096)
USD	5,561,219	GBP	4,205,000	Goldman Sachs	7/16/2026	(16,437)
JPY	322,511,000	USD	2,026,067	HSBC Bank plc	8/27/2026	(33,381)
JPY	1,718,173,000	USD	10,789,203	Morgan Stanley	8/27/2026	(173,196)
USD	195,188	SEK	1,887,763	JPMorgan Chase Bank	9/10/2026	(277)
EUR	8,753,000	USD	10,111,536	Barclays Bank plc	9/11/2026	(79,992)
USD	1,360,685	CHF	1,092,000	Morgan Stanley	9/11/2026	(1,667)

Total unrealized depreciation						(1,817,129)

Net unrealized appreciation						1,261,645

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$50,858,872	$9,903,986	$—		$60,762,858
Consumer Discretionary	48,428,652	23,096,533	—		71,525,185
Consumer Staples	23,789,309	19,019,395	—		42,808,704
Energy	15,339,833	9,471,199	—		24,811,032
Financials	60,607,631	72,028,775	—		132,636,406
Health Care	46,282,760	29,341,944	—	(a)	75,624,704
Industrials	46,538,720	53,984,795	—		100,523,515
Information Technology	196,643,175	34,144,194	—		230,787,369
Materials	9,433,104	17,237,562	—		26,670,666

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Real Estate	$9,414,061	$4,567,927	$—	$13,981,988
Utilities	11,305,303	11,149,036	—	22,454,339
Exchange Traded Fund	62,417,908	—	—	62,417,908
Forward Currency Contracts	—	3,078,774	—	3,078,774
Futures	3,192,000	—	—	3,192,000
Rights
Health Care	—	19	—	19
Industrials	—	4,935	—	4,935
Short-Term Investments
Investment Companies	42,874,580	—	—	42,874,580
U.S. Government Agency Securities	—	37,572,655	—	37,572,655
U.S. Treasury Obligations	—	586,023,538	—	586,023,538

Total Assets	$627,125,908	$910,625,267	$—	$1,537,751,175

Liabilities:
Forward Currency Contracts	$—	$(1,817,129)	$—	$(1,817,129)
Futures	(371,130)	—	—	(371,130)

Total Liabilities	$(371,130)	$(1,817,129)	$—	$(2,188,259)

Total	$626,754,778	$908,808,138	$—	$1,535,562,916

(a) Value is zero.

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$12,128	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	3,078,774
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	3,179,872	*

Total		$6,270,774

	Liability Derivatives
Interest rate contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(353,234	)*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(1,817,129)
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	(17,896	)*

Total		$(2,188,259)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$848,636	$—	$848,636
Foreign exchange contracts	—	(207,129)	(207,129)
Equity contracts	7,864,381	—	7,864,381

Total	$8,713,017	$(207,129)	$8,505,888

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(495,521)	$—	$(495,521)
Foreign exchange contracts	—	1,795,567	1,795,567
Equity contracts	5,276,925	—	5,276,925

Total	$4,781,404	$1,795,567	$6,576,971

^ The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$102,589,000
Average notional value of contracts — short	94,573,000
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$100,294,000
Average settlement value sold — in USD	170,528,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2026:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$18,698	$(18,698)	$—	$—
Citibank NA	640,802	—	—	640,802
Deutsche Bank AG	136,008	—	—	136,008
Goldman Sachs Bank USA	194,274	(7,943)	—	186,331
HSBC Bank plc	32,666	(32,666)	—	—
JPMorgan Chase Bank	565,086	(565,086)	—	—
Morgan Stanley	1,491,240	(197,027)	—	1,294,213

Total	$3,078,774	$(821,420)	$—	$2,257,354

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$403,775	$(18,698)	$—	$385,077
BNP Paribas	149,938	—	—	149,938
Goldman Sachs Bank USA	7,943	(7,943)	—	—
Goldman Sachs	16,437	—	—	16,437
HSBC Bank plc	85,593	(32,666)	—	52,927
JPMorgan Chase Bank	797,818	(565,086)	—	232,732
Morgan Stanley	197,027	(197,027)	—	—
UBS AG	158,598	—	—	158,598

Total	$1,817,129	$(821,420)	$—	$995,709

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$17,805,080
Long-term U.S. government debt securities	126,725,340

$144,530,420

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$138,693,022
Long-term U.S. government debt securities	112,430,548

$251,123,570

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$573,641,962
Aggregate gross unrealized depreciation	(40,017,317)

Net unrealized appreciation	$533,624,645

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,001,938,271

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $995,470,286)	$1,531,480,401
Cash	17,719,335
Foreign cash (Cost $562,708)	552,979
Receivable for securities sold	11,526,140
Dividends, interest and other receivables	7,804,341
Unrealized appreciation on forward foreign currency contracts	3,078,774
Due from broker for futures variation margin	1,014,174
Receivable for Portfolio shares sold	121,893
Securities lending income receivable	12,790
Other assets	19,845

Total assets	1,573,330,672

LIABILITIES
Payable for return of collateral on securities loaned	42,874,580
Payable for securities purchased	11,416,252
Unrealized depreciation on forward foreign currency contracts	1,817,129
Investment management fees payable	900,412
Payable for Portfolio shares repurchased	403,096
Distribution fees payable – Class IB	310,658
Administrative fees payable	155,073
Accrued expenses	75,341

Total liabilities	57,952,541

Commitments and contingent liabilities^
NET ASSETS	$1,515,378,131

Net assets were comprised of:
Paid in capital	$1,141,830,159
Total distributable earnings (loss)	373,547,972

Net assets	$1,515,378,131

Class IB
Net asset value, offering and redemption price per share, $1,515,378,131 / 108,956,740 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.91

(x)	Includes value of securities on loan of $47,651,158.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest	$10,536,027
Dividends (net of $535,115 foreign withholding tax)	8,394,685
Securities lending (net)	97,945

Total income	19,028,657

EXPENSES
Investment management fees	5,454,764
Distribution fees – Class IB	1,882,841
Administrative fees	937,559
Professional fees	59,127
Custodian fees	58,407
Printing and mailing expenses	39,722
Trustees’ fees	23,775
Miscellaneous	25,395

Total expenses	8,481,590

NET INVESTMENT INCOME (LOSS)	10,547,067

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	74,421,834
Futures contracts	8,713,017
Forward foreign currency contracts	(207,129)
Foreign currency transactions	(78,216)

Net realized gain (loss)	82,849,506

Change in unrealized appreciation (depreciation) on:
Investments in securities	(3,433,871)
Futures contracts	4,781,404
Forward foreign currency contracts	1,795,567
Foreign currency translations	(85,402)

Net change in unrealized appreciation (depreciation)	3,057,698

NET REALIZED AND UNREALIZED GAIN (LOSS)	85,907,204

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$96,454,271

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,547,067	$18,295,980
Net realized gain (loss)	82,849,506	67,967,903
Net change in unrealized appreciation (depreciation)	3,057,698	104,861,711

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	96,454,271	191,125,594

Distributions to shareholders:
Class IB	—	(141,310,796)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,113,888 and 5,980,081 shares, respectively ]	28,443,521	79,132,926
Capital shares issued in reinvestment of dividends and distributions [ 0 and 10,698,441 shares, respectively ]	—	141,310,796
Capital shares repurchased [ (10,958,950) and (25,873,318) shares, respectively ]	(146,231,764)	(336,606,088)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(117,788,243)	(116,162,366)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,333,972)	(66,347,568)
NET ASSETS:
Beginning of period	1,536,712,103	1,603,059,671

End of period	$1,515,378,131	$1,536,712,103

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.04		$12.62	$12.29	$11.02	$13.41	$12.50

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.16	0.16	0.12	0.09	0.08	(aa)
Net realized and unrealized gain (loss)	0.78		1.54	1.18	1.30	(2.06)	1.42

Total from investment operations	0.87		1.70	1.34	1.42	(1.97)	1.50

Less distributions:
Dividends from net investment income	—		(0.18)	(0.22)	(0.12)	(0.07)	(0.19)
Distributions from net realized gains	—		(1.10)	(0.79)	(0.03)	(0.35)	(0.39)
Tax return of capital	—		—	—	—	—	(0.01)

Total dividends and distributions	—		(1.28)	(1.01)	(0.15)	(0.42)	(0.59)

Net asset value, end of period	$13.91		$13.04	$12.62	$12.29	$11.02	$13.41

Total return (b)(y)	6.67%		13.46%	10.75%	12.96%	(14.63)%	12.04%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,515,378		$1,536,712	$1,603,060	$1,621,360	$1,584,799	$2,365,665
Ratio of expenses to average net assets (a)(f)(j)	1.13%		1.13%	1.13%	1.13%	1.12%	1.10%
Ratio of net investment income (loss) to average net assets (a)(g)	1.40%		1.20%	1.22%	1.01%	0.73%	0.62	%(bb)
Portfolio turnover rate^	10	%(z)	11%	19%	12%	24%	19%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.14%, 1.14%, 1.14%, 1.13%, 1.12% and 1.11% for Class IB for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.07.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratio for class IB would have been 0.11% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.8%)
ACM Auto Trust, Series 2025-1A A
5.380%, 6/20/29§	$76,702	$76,624
Series 2025-3A A
5.010%, 1/22/30§	564,524	561,154
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A A2
4.920%, 5/15/29§	760,327	761,517
Bridgecrest Lending Auto Securitization Trust, Series 2026-2 A2
4.240%, 9/15/28	1,326,000	1,325,792
Carvana Auto Receivables Trust, Series 2021-N1 C
1.300%, 1/10/28	166,805	165,050
Series 2021-N2 B
0.750%, 3/10/28	39,828	39,217
Series 2021-N3 C
1.020%, 6/12/28	77,588	75,568
CPS Auto Receivables Trust, Series 2026-B A
4.350%, 2/15/30§	632,131	631,850
Ellington Financial Mortgage Trust, Series 2026-CES1 A1A
4.914%, 12/25/60(e)§	669,703	662,141
Enterprise Fleet Financing LLC, Series 2023-2 A2
5.560%, 4/22/30§	185,270	185,561
Equify ABS LLC, Series 2024-1A A
5.430%, 4/18/33§	387,927	388,654
FIGRE Trust, Series 2025-HE7 A
5.150%, 11/25/55(l)§	1,405,890	1,393,633
Series 2026-HE2 A
5.049%, 1/25/56(l)§	1,130,243	1,115,244
Flagship Credit Auto Trust, Series 2024-3 A
4.880%, 11/15/28§	160,782	160,762
GLS Auto Select Receivables Trust, Series 2024-2A A2
5.580%, 6/17/30§	709,325	713,497
Go Mortgage LLC,
2.435%, 8/15/26(l)	505,844	501,217
2.638%, 8/15/26(l)	98,000	96,184
GS Mortgage-Backed Securities Trust, Series 2026-CES2 A1A
5.227%, 6/25/56(e)§	858,368	854,331
Hardee’s Funding LLC, Series 2018-1A A23
5.710%, 6/20/48§	1,301,327	1,283,884
HPS Loan Management Ltd., Series 2024-19A A1R
4.899%, 4/15/37(l)§	404,633	404,957
JP Morgan Mortgage Trust, Series 2025-HE3 A1
4.959%, 3/20/56(l)§	1,400,227	1,404,641
Lendbuzz Securitization Trust, Series 2025-1A A2
5.100%, 10/15/30§	1,058,700	1,058,636
Series 2026-1A A2
4.680%, 7/15/30§	1,095,926	1,093,546
Lobel Automobile Receivables Trust, Series 2025-1 A
5.060%, 11/15/27§	21,557	21,564
Series 2026-1 A
4.880%, 10/16/28§	1,403,680	1,401,330
Mission Lane Credit Card Master Trust, Series 2024-B A
5.880%, 1/15/30§	2,373,000	2,380,064
Nelnet Student Loan Trust, Series 2021-CA AFX
1.320%, 4/20/62§	835,863	788,110
NMEF Funding LLC, Series 2024-A A2
5.150%, 12/15/31§	742,117	744,219
OBX Trust, Series 2026-CES1 A1A
5.192%, 4/25/56(e)§	989,930	984,544
OCCU Auto Receivables Trust, Series 2025-1A A2
4.820%, 4/17/28§	762,931	763,598
OCP CLO Ltd., Series 2026-50A A1
4.864%, 7/15/39(l)§	1,165,101	1,165,094
Pagaya AI Debt Grantor Trust, Series 2024-5 A
6.278%, 10/15/31§	197,384	197,495
Series 2024-9 B
5.306%, 3/15/32§	883,800	883,511
Series 2025-1 A
5.156%, 7/15/32(l)§	130,048	130,277
Series 2025-5 A
5.108%, 3/15/33(l)§	178,919	179,004
Series 2025-6 A2
4.497%, 4/15/33§	308,631	307,354
Series 2025-8 A2
4.851%, 7/15/33§	1,127,162	1,126,283
Series 2026-4 A
0.000%, 1/16/34(l)§	424,000	423,656
Series 2026-R2 A2
5.209%, 2/15/34§	748,000	745,506
Prestige Auto Receivables Trust, Series 2025-1A A2
4.870%, 12/15/27§	138,867	138,899
RCKT Mortgage Trust, Series 2026-CES2 A1A
4.762%, 2/25/56(e)§	1,017,831	1,003,666
Series 2026-CES3 A1A
5.144%, 3/25/56(e)§	2,022,910	2,012,049
Series 2026-CES4 A1A
5.124%, 4/25/56(e)§	522,479	519,780
Santander Mortgage Asset Receivable Trust, Series 2026-CES1 A1A
4.876%, 1/25/56(e)§	1,632,891	1,612,636
SoFi Consumer Loan Program Trust, Series 2025-4 A
4.240%, 8/25/35§	1,001,809	1,000,634

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Tesla Auto Lease Trust, Series 2024-A A3
5.300%, 6/21/27§	$34,196	$34,217
Towd Point Mortgage Trust, Series 2026-CES2 A1A
4.720%, 2/25/66(e)§	413,129	406,537
Tricolor Auto Securitization Trust, Series 2024-2A A
6.360%, 12/15/27§	150,663	140,646
Series 2025-1A A
4.940%, 2/15/29(r)§	1,420,474	865,140
United Auto Credit Securitization Trust, Series 2026-1 A
4.410%, 6/12/28§	1,368,477	1,368,277
UPSTART Securitization Trust, Series 2026-1 A1
4.142%, 2/22/27§	200,622	200,630
Series 2026-3 A1
4.249%, 6/20/27§	2,091,000	2,090,916
VFI ABS LLC, Series 2025-1A A
4.780%, 6/24/30§	1,063,493	1,063,524
Wheels Fleet Lease Funding LLC, Series 2024-1A A1
5.490%, 2/18/39§	1,034,264	1,040,969

Total Asset-Backed Securities		40,693,789

Collateralized Mortgage Obligations (4.2%)
Chase Mortgage Finance Corp., Series 2019-CL1 M3
5.863%, 4/25/47(l)§	232,180	236,800
CLIP Trust, Series 2026-NQM1 A1
5.221%, 5/25/71(l)§	1,108,317	1,102,160
COLT Mortgage Loan Trust, Series 2026-3 A1
5.119%, 5/25/71(l)§	490,893	487,457
Series 2026-5 A1
5.410%, 7/27/71(l)§	2,177,226	2,174,578
Connecticut Avenue Securities, Series 2025-R01 1A1
4.578%, 1/25/45(l)§	1,657,200	1,658,244
Connecticut Avenue Securities Trust, Series 2023-R05 1M1
5.528%, 6/25/43(l)§	688,627	691,627
Series 2024-R02 1M1
4.728%, 2/25/44(l)§	106,280	106,280
Series 2024-R03 2M1
4.778%, 3/25/44(l)§	273,289	273,332
Series 2025-R02 1A1
4.628%, 2/25/45(l)§	445,524	446,102
Series 2025-R03 2M1
5.228%, 3/25/45(l)§	512,344	512,889
Series 2025-R04 1A1
4.628%, 5/25/45(l)§	422,473	422,982
Series 2025-R04 1M1
4.828%, 5/25/45(l)§	464,694	464,967
Series 2025-R05 2M1
4.828%, 7/25/45(l)§	1,174,670	1,175,741
Series 2025-R06 1A1
4.528%, 9/25/45(l)§	627,533	627,884
Series 2025-R06 1M1
4.578%, 9/25/45(l)§	656,170	655,829
Series 2026-R01 2M1
4.628%, 1/25/46(l)§	926,214	925,893
Series 2026-R03 2A1
4.728%, 4/25/46(l)§	1,096,680	1,099,553
Cross Mortgage Trust, Series 2026-NQM6 A1
5.268%, 5/25/71(l)§	439,597	437,818
FHLMC, Series 3305 FT
4.107%, 7/15/34(l)	24,849	24,707
Series 3349 FE
4.197%, 7/15/37(l)	551,505	549,748
Series 3807 FM
4.207%, 2/15/41(l)	18,298	18,241
Series 3927 FH
4.157%, 9/15/41(l)	22,577	22,433
Series 4087 FB
4.177%, 7/15/42(l)	513,949	509,746
Series 4286 VF
4.157%, 12/15/43(l)	427,494	423,274
Series 4350 KF
4.114%, 1/15/39(l)	121,536	118,654
Series 4457 BA
3.000%, 7/15/39	1,698,189	1,611,718
Series 4459 CA
5.000%, 12/15/34	101,339	101,976
Series 4483 A
3.000%, 12/15/29	9,650	9,581
FHLMC STACR REMIC Trust, Series 2022-DNA7 M1A
6.128%, 3/25/52(l)§	390,025	391,710
Series 2023-DNA1 M1A
5.730%, 3/25/43(l)§	592,620	599,362
Series 2023-HQA2 M1A
5.628%, 6/25/43(l)§	199,037	199,160
Series 2024-DNA3 A1
4.678%, 10/25/44(l)§	968,889	970,396
Series 2024-HQA1 M1
4.878%, 3/25/44(l)§	403,502	403,689
Series 2024-HQA2 M1
4.828%, 8/25/44(l)§	504,854	505,009
Series 2025-DNA1 A1
4.578%, 1/25/45(l)§	778,102	778,709
Series 2025-DNA2 A1
4.728%, 5/25/45(l)§	344,790	345,744
Series 2025-DNA2 M1
4.828%, 5/25/45(l)§	157,745	157,792
Series 2025-DNA3 A1
4.578%, 9/25/45(l)§	1,440,987	1,443,157
Series 2025-DNA4 M1
4.728%, 10/25/45(l)§	1,323,862	1,324,425
Series 2025-HQA1 A1
4.578%, 2/25/45(l)§	908,653	909,360
Series 2026-HQA1 A1
4.628%, 5/25/46(l)§	443,310	444,051
Series 2026-HQA1 M1
4.878%, 5/25/46(l)§	419,715	420,272
FNMA, Series 2006-42 CF
4.192%, 6/25/36(l)	23,252	23,177

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2007-109 GF
4.422%, 12/25/37(l)	$40,026	$40,317
Series 2010-39 FT
4.692%, 10/25/35(l)	819,409	827,394
Series 2011-53 FT
4.322%, 6/25/41(l)	83,485	83,333
Series 2011-86 KF
4.292%, 9/25/41(l)	90,361	90,114
Series 2011-86 NF
4.292%, 9/25/41(l)	34,125	34,077
Series 2012-65 FA
4.192%, 6/25/42(l)	19,511	19,316
Series 2013-121 FA
4.142%, 12/25/43(l)	272,824	270,899
Series 2014-49 AF
4.084%, 8/25/44(l)	797,634	780,937
HOMES Trust, Series 2026-NQM3 A1
5.262%, 4/27/71(l)§	471,913	469,231
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NEW1 A1
5.276%, 4/27/71(l)§	1,800,985	1,791,210
Series 2026-NQM5 A1
5.488%, 4/27/71(l)§	916,158	915,601
OBX Trust, Series 2026-NQM6 A1
5.063%, 4/26/66(l)§	678,319	673,227
Series 2026-NQM7 A1
5.220%, 4/25/66(l)§	629,859	626,519
SG Residential Mortgage Trust, Series 2026-3 A1
5.188%, 4/25/66(l)§	1,302,237	1,291,667
Verus Securitization Trust, Series 2026-5 A1
5.362%, 5/25/71(l)§	1,315,352	1,312,800
Series 2026-R3 A1
5.190%, 2/27/68(l)§	756,263	753,193

Total Collateralized Mortgage Obligations		35,786,062

Commercial Mortgage-Backed Securities (0.4%)
BHMS Commercial Mortgage Trust, Series 2025-ATLS A
5.475%, 8/15/42(l)§	1,475,000	1,477,301
CLNY Trust, Series 2019-IKPR D
6.004%, 11/15/38(l)§	1,232,000	1,176,561
GS Mortgage Securities Trust, Series 2011-GC5 D
5.387%, 8/10/44(l)§	49,051	41,424
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5 B
3.649%, 3/10/46(l)§	1,033,347	998,696

Total Commercial Mortgage-Backed Securities		3,693,982

Corporate Bonds (9.3%)
Communication Services (0.5%)
Diversified Telecommunication Services (0.2%)
Space Exploration Technologies Corp.
5.350%, 7/15/31§	$1,272,000	1,272,159

Interactive Media & Services (0.2%)
Meta Platforms, Inc.
4.200%, 11/15/30	1,320,000	1,298,966

Wireless Telecommunication Services (0.1%)
Vodafone Group plc
4.800%, 6/18/31	1,274,000	1,265,959

Total Communication Services		3,837,084

Consumer Discretionary (0.3%)
Automobiles (0.2%)
Hyundai Capital America
5.950%, 9/21/26(x)§	1,420,000	1,424,364

Hotels, Restaurants & Leisure (0.1%)
McDonald’s Corp.
5.000%, 5/17/29	880,000	891,626

Leisure Products (0.0%)†
Hasbro, Inc.
4.650%, 3/12/31	195,000	192,360

Specialty Retail (0.0%)†
AutoNation, Inc.
4.450%, 1/15/29	274,000	271,137

Total Consumer Discretionary		2,779,487

Consumer Staples (0.5%)
Beverages (0.2%)
Keurig Dr. Pepper, Inc.
5.050%, 3/15/29	1,409,000	1,418,878

Food Products (0.1%)
Cargill, Inc.
4.125%, 10/23/30§	1,325,000	1,295,393

Tobacco (0.2%)
Altria Group, Inc.
4.875%, 2/4/28	1,403,000	1,409,650

Total Consumer Staples		4,123,921

Energy (0.5%)
Energy Equipment & Services (0.2%)
Baker Hughes Holdings LLC
4.350%, 6/15/31	451,000	441,119
Schlumberger Investment SA
4.550%, 5/7/31(x)	801,000	795,250

		1,236,369

Oil, Gas & Consumable Fuels (0.3%)
Cenovus Energy, Inc.
4.650%, 3/20/31	625,000	618,171
Continental Resources, Inc.
4.375%, 1/15/28	1,426,000	1,416,315
Targa Resources Corp.
4.350%, 1/15/29	775,000	768,772

		2,803,258

Total Energy		4,039,627

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Financials (5.0%)
Banks (2.3%)
Banco Bilbao Vizcaya Argentaria SA
4.150%, 3/3/29	$1,200,000	$1,182,347
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.552%, 3/14/28(k)	400,000	402,520
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28(k)	600,000	598,208
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.365%, 7/15/28(k)	400,000	403,275
Bank of Montreal
Series f2f
(SOFR + 0.88%), 4.567%, 9/10/27(k)	1,466,000	1,468,084
Banque Federative du Credit Mutuel SA
4.591%, 10/16/28§	1,293,000	1,290,493
Barclays plc
(SOFR + 1.49%), 5.674%, 3/12/28(k)	372,000	375,023
(SOFR + 0.93%), 4.219%, 5/24/30(k)	895,000	878,806
CaixaBank SA
(SOFR + 1.14%), 4.634%, 7/3/29(k)(x)§	1,297,000	1,295,449
Citigroup, Inc.
(SOFR + 1.14%), 4.643%, 5/7/28(k)	1,299,000	1,299,827
HSBC Holdings plc
(SOFR + 2.11%), 4.755%, 6/9/28(k)	1,051,000	1,052,148
(SOFR + 0.99%), 4.398%, 3/10/30(k)	203,000	200,844
ING Groep NV
(SOFR + 1.01%), 4.858%, 3/25/29(k)	1,374,000	1,379,134
JPMorgan Chase & Co.
(SOFR + 1.19%), 5.040%, 1/23/28(k)	1,396,000	1,399,529
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.871%, 3/6/29(k)	810,000	825,447
Manufacturers & Traders Trust Co.
(SOFR + 0.94%), 4.548%, 4/18/30(k)	509,000	504,794
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 4.592%, 4/18/30(k)	246,000	244,631
Morgan Stanley Bank NA
(SOFR + 0.87%), 5.504%, 5/26/28(k)	467,000	470,427
National Bank of Canada
(United States SOFR Compounded Index + 0.76%), 4.166%, 1/20/29(k)	606,000	601,673
Santander Holdings USA, Inc.
(SOFR + 2.70%), 6.565%, 6/12/29(k)	634,000	653,069
(SOFR + 1.10%), 5.040%, 6/5/30(k)	718,000	717,926
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.519%, 1/19/28(k)§	1,392,000	1,398,929
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.187%, 7/6/27(k)§	502,000	501,634
Sumitomo Mitsui Trust Bank Ltd.
4.450%, 9/10/27§	270,000	269,963
Westpac New Zealand Ltd.
4.127%, 1/29/29§	267,000	264,101

		19,678,281

Capital Markets (0.5%)
Deutsche Bank AG
(SOFR + 2.52%), 7.146%, 7/13/27(k)	542,000	542,428
(SOFR + 1.21%), 5.373%, 1/10/29(k)	231,000	233,201
Goldman Sachs Group, Inc. (The)
(SOFR + 1.32%), 4.937%, 4/23/28(k)	724,000	726,127
Morgan Stanley
(SOFR + 1.01%), 5.652%, 4/13/28(k)	942,000	950,322
UBS Group AG
(SOFR + 0.84%), 4.151%, 12/23/29(k)§	2,172,000	2,141,055

		4,593,133

Consumer Finance (1.0%)
Ally Financial, Inc.
(United States SOFR Compounded Index + 1.96%), 5.737%, 5/15/29(k)	812,000	823,337
American Express Co.
(SOFR + 0.97%), 5.389%, 7/28/27(k)	749,000	749,554
American Honda Finance Corp.
4.150%, 1/8/29	1,289,000	1,272,297
General Motors Financial Co., Inc.
2.400%, 4/10/28	118,000	113,373
4.750%, 4/6/29	670,000	669,421
5.550%, 7/15/29	494,000	503,955
John Deere Capital Corp.
Series I
4.550%, 6/5/30	1,303,000	1,304,074
Synchrony Financial
(SOFR + 1.40%), 5.019%, 7/29/29(k)(x)	1,312,000	1,312,293
Toyota Motor Credit Corp.
Series B
4.050%, 3/13/29	1,271,000	1,256,827

		8,005,131

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Financial Services (0.6%)
Fidelity National Information Services, Inc.
4.450%, 3/10/28	$384,000	$382,829
Global Payments, Inc.
4.875%, 11/15/30	524,000	515,258
Nationwide Building Society
(SOFR + 1.29%), 2.972%, 2/16/28(k)§	1,611,000	1,594,928
(SOFR + 1.06%), 4.649%, 7/14/29(k)(x)§	1,293,000	1,292,533
NTT Finance Corp.
4.741%, 3/31/28§	1,273,000	1,273,873

		5,059,421

Insurance (0.6%)
Athene Global Funding
5.033%, 7/17/30§	1,436,000	1,422,886
Lincoln Financial Global Funding
4.200%, 1/12/29§	185,000	182,334
Met Tower Global Funding
4.200%, 9/16/30§	1,306,000	1,277,548
New York Life Global Funding
4.050%, 2/2/29§	1,290,000	1,273,429
Principal Life Global Funding II
4.650%, 5/18/29§	1,259,000	1,255,696

		5,411,893

Total Financials		42,747,859

Health Care (0.3%)
Pharmaceuticals (0.3%)
Merck & Co., Inc.
3.850%, 3/15/29(x)	1,297,000	1,280,192
Roche Holdings, Inc.
4.075%, 12/2/30§	1,302,000	1,276,125

Total Health Care		2,556,317

Industrials (0.7%)
Aerospace & Defense (0.2%)
Boeing Co. (The)
3.250%, 2/1/28	1,743,000	1,706,715

Commercial Services & Supplies (0.2%)
Republic Services, Inc.
4.750%, 7/15/30	1,375,000	1,383,585

Ground Transportation (0.2%)
ERAC USA Finance LLC
4.500%, 10/30/29§	2,089,000	2,077,274

Passenger Airlines (0.0%)†
Southwest Airlines Co.
4.375%, 11/15/28	379,000	376,223

Trading Companies & Distributors (0.1%)
Aviation Capital Group LLC
1.950%, 9/20/26§	623,000	619,529

Total Industrials		6,163,326

Information Technology (0.5%)
IT Services (0.2%)
International Business Machines Corp.
4.650%, 2/10/28	1,403,000	1,406,215

Semiconductors & Semiconductor Equipment (0.2%)
Applied Materials, Inc.
4.000%, 1/15/31	1,304,000	1,273,607

Software (0.1%)
Salesforce, Inc.
4.650%, 3/15/29	1,271,000	1,270,331

Total Information Technology		3,950,153

Materials (0.1%)
Metals & Mining (0.1%)
Glencore Funding LLC
4.907%, 4/1/28§	686,000	688,344
5.186%, 4/1/30§	291,000	294,276

Total Materials		982,620

Utilities (0.9%)
Electric Utilities (0.7%)
ENEL Finance International NV
4.125%, 9/30/28§	413,000	407,819
Jersey Central Power & Light Co.
4.600%, 1/15/30§	1,260,000	1,252,146
PacifiCorp
4.250%, 3/15/29	1,284,000	1,268,032
Public Service Co. of Colorado
4.150%, 3/13/29	341,000	337,628
Vistra Operations Co. LLC
5.050%, 12/30/26§	200,000	200,372
4.300%, 10/15/28§	1,125,000	1,109,835
Xcel Energy, Inc.
4.750%, 3/21/28	1,004,000	1,007,298

		5,583,130

Independent Power and Renewable Electricity Producers (0.1%)
Constellation Energy Generation LLC
4.550%, 6/1/29	1,259,000	1,255,062

Multi-Utilities (0.1%)
DTE Energy Co.
4.875%, 6/1/28	606,000	608,366

Total Utilities		7,446,558

Total Corporate Bonds		78,626,952

Municipal Bonds (0.0%)†
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	18,000	17,319
Bay Area Toll Authority
6.263%, 4/1/49	7,000	7,296
Central Puget Sound Regional Transit Authority
5.491%, 11/1/39	6,000	6,055
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.395%, 1/1/40	6,000	6,504

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	$6,000	$6,048
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	8,000	7,831
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E
5.456%, 12/1/39	7,000	7,066
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.750%, 8/1/49	6,000	6,498
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	6,000	6,333
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	36,000	38,435
Los Angeles Community College District
6.600%, 8/1/42	31,000	32,661
Massachusetts Clean Water Trust (The)
5.192%, 8/1/40	25,000	25,319
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	8,000	8,636
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1
6.648%, 11/15/39	6,000	6,431
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D
7.462%, 10/1/46	9,000	10,577
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B
6.561%, 12/15/40	31,000	33,964
North Texas Tollway Authority
6.718%, 1/1/49	8,000	8,756
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	9,000	8,994
5.561%, 12/1/49	7,000	6,936
San Diego County Water Authority
6.138%, 5/1/49	6,000	6,133
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
7.043%, 4/1/50	4,490	5,099
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.350%, 11/1/39	$6,000	$6,875
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D
5.500%, 3/15/30	156	158
5.600%, 3/15/40	273	273
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	8,000	8,157

Total Municipal Bonds		278,354

U.S. Government Agency Securities (28.8%)
FFCB
4.500%, 8/14/26	10,000,000	10,007,914
4.250%, 1/28/28	25,000,000	25,028,313
FHLB
1.875%, 9/11/26	10,060,000	10,019,433
4.125%, 1/15/27	2,400,000	2,401,240
4.750%, 4/9/27	10,695,000	10,750,687
4.125%, 9/10/27	41,475,000	41,440,128
3.500%, 10/4/27	7,490,000	7,431,233
3.500%, 3/3/28	10,500,000	10,387,065
4.125%, 6/1/28	8,880,000	8,868,081
4.000%, 6/30/28	40,000,000	39,877,192
5.500%, 7/15/36	12,000	12,957
FNMA
0.750%, 10/8/27	5,000,000	4,796,651
6.250%, 5/15/29	5,000,000	5,279,168
6.625%, 11/15/30	61,743,000	67,641,136

Total U.S. Government Agency Securities		243,941,198

U.S. Treasury Obligations (32.0%)
U.S. Treasury Inflation Linked Notes
2.125%, 4/15/29 TIPS	31,791,293	31,900,668
U.S. Treasury Notes
4.375%, 7/31/26	17,358,500	17,367,955
3.875%, 7/31/27	99,796,100	99,534,265
3.375%, 12/31/27	111,362,000	110,107,318
4.000%, 2/29/28	4,089,400	4,079,358
3.875%, 4/30/30	7,975,500	7,893,492

Total U.S. Treasury Obligations		270,883,056

Total Long-Term Debt Securities (79.5%) (Cost $677,156,471)		673,903,393

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	700,000	700,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	2,133,389	$2,133,389
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	80,064	80,064

Total Investment Companies		2,913,453

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (19.2%)
U.S. Treasury Bills
3.22%, 7/9/26(p)	$19,363,300	19,347,713
3.33%, 7/14/26(p)	28,639,300	28,602,301
3.48%, 7/30/26(p)	29,678,400	29,592,543
3.57%, 8/13/26(p)	16,931,600	16,858,037
3.60%, 8/20/26(p)	10,300,400	10,248,202
3.63%, 8/27/26(p)	24,015,600	23,875,860
3.63%, 9/17/26(p)	28,234,800	28,011,821
3.66%, 9/24/26(p)	5,481,100	5,433,655

Total U.S. Treasury Obligations		161,970,132

Total Short-Term Investments (19.5%) (Cost $164,886,751)		164,883,585

Total Investments in Securities (99.0%) (Cost $842,043,222)		838,786,978
Other Assets Less Liabilities (1.0%)		8,778,401

Net Assets (100%)		$847,565,379

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2026, the market value of these securities amounted to $101,063,650 or 11.9% of net assets.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2026. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2026.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2026.

(p)	Yield to maturity.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $2,833,692. This was collateralized by cash of $2,913,453 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CLO	— Collateralized Loan Obligation
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
TIPS	— Treasury Inflation Protected Security
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	110	9/2026	USD	22,674,609	3,785

					3,785

Short Contracts
U.S. Treasury 5 Year Note	(291)	9/2026	USD	(31,150,640)	(39,618)
U.S. Treasury 10 Year Note	(22)	9/2026	USD	(2,417,594)	(19,624)
U.S. Treasury 10 Year Ultra Note	(23)	9/2026	USD	(2,586,781)	(33,454)
U.S. Treasury Ultra Bond	(4)	9/2026	USD	(464,625)	(9,444)

					(102,140)

					(98,355)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$39,828,649	$865,140	$40,693,789
Collateralized Mortgage Obligations	—	35,786,062	—	35,786,062
Commercial Mortgage-Backed Securities	—	3,693,982	—	3,693,982
Corporate Bonds
Communication Services	—	3,837,084	—	3,837,084
Consumer Discretionary	—	2,779,487	—	2,779,487
Consumer Staples	—	4,123,921	—	4,123,921
Energy	—	4,039,627	—	4,039,627
Financials	—	42,747,859	—	42,747,859
Health Care	—	2,556,317	—	2,556,317
Industrials	—	6,163,326	—	6,163,326
Information Technology	—	3,950,153	—	3,950,153
Materials	—	982,620	—	982,620
Utilities	—	7,446,558	—	7,446,558
Futures	3,785	—	—	3,785
Municipal Bonds	—	278,354	—	278,354
Short-Term Investments
Investment Companies	2,913,453	—	—	2,913,453
U.S. Treasury Obligations	—	161,970,132	—	161,970,132
U.S. Government Agency Securities	—	243,941,198	—	243,941,198
U.S. Treasury Obligations	—	270,883,056	—	270,883,056

Total Assets	$2,917,238	$835,008,385	$865,140	$838,790,763

Liabilities:
Futures	$(102,140)	$—	$—	$(102,140)

Total Liabilities	$(102,140)	$—	$—	$(102,140)

Total	$2,815,098	$835,008,385	$865,140	$838,688,623

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due from broker for futures variation margin, Net assets - Unrealized appreciation	$3,785	*

Total		$3,785

	Liability Derivatives
Interest rate contracts	Due to broker for futures variation margin, Net assets - Unrealized depreciation	$(102,140	)*

Total		$(102,140)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$617,276	$617,276

Total	$617,276	$617,276

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$(104,288)	$(104,288)

Total	$(104,288)	$(104,288)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$47,946,000
Average notional value of contracts — short	44,654,000

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$125,593,468
Long-term U.S. government debt securities	223,724,144

$349,317,612

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$183,201,494
Long-term U.S. government debt securities	83,991,293

$267,192,787

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$834,794
Aggregate gross unrealized depreciation	(4,365,948)

Net unrealized depreciation	$(3,531,154)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$842,219,777

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $842,043,222)	$838,786,978
Cash	9,804,030
Cash held as collateral at broker for futures	549,471
Receivable for securities sold	37,248,792
Dividends, interest and other receivables	5,844,897
Receivable for Portfolio shares sold	42,636
Securities lending income receivable	471
Other assets	8,605

Total assets	892,285,880

LIABILITIES
Payable for securities purchased	40,671,039
Payable for return of collateral on securities loaned	2,913,453
Payable for Portfolio shares repurchased	615,518
Investment management fees payable	276,070
Distribution fees payable – Class IB	70,153
Administrative fees payable	62,526
Due to broker for futures variation margin	40,034
Accrued expenses	71,708

Total liabilities	44,720,501

Commitments and contingent liabilities^
NET ASSETS	$847,565,379

Net assets were comprised of:
Paid in capital	$849,700,272
Total distributable earnings (loss)	(2,134,893)

Net assets	$847,565,379

Class IB
Net asset value, offering and redemption price per share, $342,570,463 / 34,541,032 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.92

Class K
Net asset value, offering and redemption price per share, $504,994,916 / 50,520,953 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.00

(x)	Includes value of securities on loan of $2,833,692.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest	$16,490,277
Dividends	3,607
Securities lending (net)	2,041

Total income	16,495,925

EXPENSES
Investment management fees	1,880,769
Distribution fees – Class IB	427,137
Administrative fees	377,101
Professional fees	46,665
Printing and mailing expenses	26,336
Custodian fees	18,255
Trustees’ fees	13,191
Miscellaneous	18,482

Gross expenses	2,807,936
Less: Waiver from investment manager	(72,697)
Voluntary waiver from investment manager	(144,506)

Net expenses	2,590,733

NET INVESTMENT INCOME (LOSS)	13,905,192

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	62,881
Futures contracts	617,276

Net realized gain (loss)	680,157

Change in unrealized appreciation (depreciation) on:
Investments in securities	(6,277,266)
Futures contracts	(104,288)

Net change in unrealized appreciation (depreciation)	(6,381,554)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(5,701,397)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,203,795

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,905,192	$32,617,255
Net realized gain (loss)	680,157	690,219
Net change in unrealized appreciation (depreciation)	(6,381,554)	4,590,936

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,203,795	37,898,410

Distributions to shareholders:
Class IB	—	(13,105,111)
Class K	—	(19,682,253)

Total distributions to shareholders	—	(32,787,364)

Tax return of capital:
Class IB	—	(37,183)
Class K	—	(55,845)

Total tax return of capital	—	(93,028)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,525,945 and 5,488,165 shares, respectively ]	24,957,177	54,970,084
Capital shares issued in reinvestment of dividends [ 0 and 1,339,646 shares, respectively ]	—	13,142,294
Capital shares repurchased [ (3,702,665) and (10,756,161) shares, respectively ]	(36,560,727)	(107,576,538)

Total Class IB transactions	(11,603,550)	(39,464,160)

Class K
Capital shares sold [ 3,063,470 and 5,304,783 shares, respectively ]	30,502,451	53,375,604
Capital shares issued in reinvestment of dividends [ 0 and 1,999,755 shares, respectively ]	—	19,738,098
Capital shares repurchased [ (3,958,224) and (12,534,816) shares, respectively ]	(39,373,447)	(125,700,778)

Total Class K transactions	(8,870,996)	(52,587,076)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(20,474,546)	(92,051,236)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,270,751)	(87,033,218)
NET ASSETS:
Beginning of period	859,836,130	946,869,348

End of period	$847,565,379	$859,836,130

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025		2024	2023	2022	2021
Net asset value, beginning of period	$9.83		$9.80		$9.73	$9.57	$9.80	$9.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.35		0.34	0.23	0.04	0.02
Net realized and unrealized gain (loss)	(0.06)		0.06		0.09	0.19	(0.22)	(0.06)

Total from investment operations	0.09		0.41		0.43	0.42	(0.18)	(0.04)

Less distributions:
Dividends from net investment income	—		(0.38)		(0.36)	(0.26)	(0.05)	(0.04)
Tax return of capital	—		—	#	—	—	—	—

Total dividends and distributions	—		(0.38)		(0.36)	(0.26)	(0.05)	(0.04)

Net asset value, end of period	$9.92		$9.83		$9.80	$9.73	$9.57	$9.80

Total return (b)(y)	0.92%		4.17%		4.44%	4.35%	(1.83)%	(0.42)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$342,570		$351,098		$388,412	$410,524	$462,874	$472,296
Ratio of expenses to average net assets:
After waivers (a)(f)	0.77	%(i)	0.77	%(i)	0.77%	0.77%	0.77%	0.79%
Before waivers (a)(f)	0.82%		0.82%		0.82%	0.82%	0.81%	0.80%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	3.16%		3.53%		3.47%	2.33%	0.47%	0.19%
Before waivers (a)(g)	3.11%		3.48%		3.42%	2.28%	0.43%	0.18%
Portfolio turnover rate^	40	%(z)	35%		41%	51%	50%	77%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025		2024	2023	2022	2021
Net asset value, beginning of period	$9.89		$9.86		$9.79	$9.63	$9.86	$9.93

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17		0.38		0.37	0.25	0.07	0.04
Net realized and unrealized gain (loss)	(0.06)		0.05		0.09	0.19	(0.23)	(0.05)

Total from investment operations	0.11		0.43		0.46	0.44	(0.16)	(0.01)

Less distributions:
Dividends from net investment income	—		(0.40)		(0.39)	(0.28)	(0.07)	(0.06)
Tax return of capital	—		—	#	—	—	—	—

Total dividends and distributions	—		(0.40)		(0.39)	(0.28)	(0.07)	(0.06)

Net asset value, end of period	$10.00		$9.89		$9.86	$9.79	$9.63	$9.86

Total return (b)(y)	1.11%		4.40%		4.67%	4.58%	(1.57)%	(0.09)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$504,995		$508,738		$558,457	$503,744	$549,239	$711,060
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52	%(i)	0.52	%(i)	0.52%	0.52%	0.52%	0.54%
Before waivers (a)(f)	0.57%		0.57%		0.57%	0.57%	0.56%	0.55%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	3.41%		3.78%		3.72%	2.58%	0.68%	0.45%
Before waivers (a)(g)	3.36%		3.73%		3.67%	2.53%	0.64%	0.44%
Portfolio turnover rate^	40	%(z)	35%		41%	51%	50%	77%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(i)	Includes voluntary waiver from investment manager of 0.03% and 0.01% for the six months ended June 30, 2026 and year ended December 31, 2025, respectively.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.7%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	3,630	$373,672
ATN International, Inc.	5,950	157,616
Bandwidth, Inc., Class A*	9,000	569,700
Cogent Communications Holdings, Inc.	15,982	221,830
IDT Corp., Class B	5,200	302,432
Liberty Capital Corp.*	1,100	24,090
Liberty Capital Corp., Class C*	12,000	258,720
Liberty Latin America Ltd., Class A*	24,460	191,767
Liberty Latin America Ltd., Class C*	42,623	332,033
Lumen Technologies, Inc.*	349,430	2,683,622
Shenandoah Telecommunications Co.	26,628	401,550
Uniti Group, Inc.	55,227	633,454

		6,150,486

Entertainment (0.9%)
AMC Entertainment Holdings, Inc., Class A*	223,660	424,954
Atlanta Braves Holdings, Inc., Class A (x)*	4,420	248,890
Atlanta Braves Holdings, Inc., Class C*	17,860	926,934
Cinemark Holdings, Inc.	38,240	1,213,355
CuriosityStream, Inc.	11,600	30,856
IMAX Corp.*	16,540	659,284
Lionsgate Studios Corp.*	72,050	1,103,086
Madison Square Garden Entertainment Corp., Class A*	14,221	1,150,337
Marcus Corp. (The)	4,670	109,558
Playtika Holding Corp.	15,200	56,544
Reservoir Media, Inc.*	5,160	51,032
Sphere Entertainment Co.*	8,611	1,489,961
Starz Entertainment Corp.*	6,103	176,133
Stubhub Holdings, Inc., Class A*	80,200	1,032,174
TKO Group Holdings, Inc., Class A	53,495	10,769,079

		19,442,177

Interactive Media & Services (0.2%)
Angi, Inc., Class A*	7,700	45,815
Bumble, Inc., Class A*	65,900	210,880
Cargurus, Inc., Class A*	26,064	888,522
Cars.com, Inc.*	14,620	159,943
EverQuote, Inc., Class A*	9,000	214,110
fuboTV, Inc., Class A (x)*	9,573	88,072
Grindr, Inc.*	12,980	186,523
MediaAlpha, Inc., Class A*	14,060	176,734
Nextdoor Holdings, Inc.*	55,050	124,963
QuinStreet, Inc.*	19,950	292,267
RUM Group, Inc. (x)*	28,700	181,958
Shutterstock, Inc.	9,400	131,130
Taboola.com Ltd.*	30,900	154,500
TripAdvisor, Inc.*	42,400	581,304
Trump Media & Technology Group Corp. (x)*	58,600	453,564
Webtoon Entertainment, Inc. (x)*	10,500	119,910
Yelp, Inc., Class A*	22,710	556,849
Ziff Davis, Inc.*	10,900	570,833
ZipRecruiter, Inc., Class A*	29,100	109,125
ZoomInfo Technologies, Inc., Class A*	88,400	259,012

		5,506,014

Media (0.2%)
Advantage Solutions, Inc. (x)*	3,066	132,574
AMC Global Media, Inc.*	21,810	217,664
Boston Omaha Corp., Class A*	7,510	102,436
Cable One, Inc. (x)*	560	29,742
Clear Channel Outdoor Holdings, Inc.*	140,500	340,010
DoubleVerify Holdings, Inc.*	29,800	323,032
Emerald Holding, Inc. (x)	6,770	34,121
Entravision Communications Corp., Class A	23,010	300,050
EW Scripps Co. (The), Class A*	38,625	106,991
Gray Media, Inc.	34,230	135,893
Ibotta, Inc., Class A (x)*	5,670	193,687
iHeartMedia, Inc., Class A*	53,250	228,443
John Wiley & Sons, Inc., Class A	13,210	640,817
Magnite, Inc.*	48,238	915,557
MNTN, Inc., Class A*	11,700	107,640
National CineMedia, Inc.	6,500	24,700
Newsmax, Inc., Class B (x)*	30,000	248,400
Nexxen International Ltd.*	5,900	53,277
Optimum Communications, Inc., Class A*	56,800	82,360
PubMatic, Inc., Class A*	15,200	199,424
Scholastic Corp.	6,270	288,420
Sinclair, Inc.	14,720	209,760
Stagwell, Inc., Class A*	25,000	185,750
TechTarget, Inc. (x)*	17,500	63,000
USA TODAY Co., Inc.*	49,270	421,259

		5,585,007

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	25,100	77,810
Spok Holdings, Inc.	11,340	116,121
Telephone and Data Systems, Inc.	36,000	1,332,360

		1,526,291

Total Communication Services		38,209,975

Consumer Discretionary (9.5%)
Automobile Components (0.6%)
Adient plc*	28,500	523,830
Cooper-Standard Holdings, Inc.*	6,310	170,686
Dana, Inc.	38,380	1,044,320
Dauch Corp.*	76,710	415,768
Dorman Products, Inc. (x)*	9,720	1,326,294
Fox Factory Holding Corp.*	16,800	284,676
Garrett Motion, Inc.	62,720	2,272,346
Gentherm, Inc.*	10,230	348,945
Goodyear Tire & Rubber Co. (The)*	92,076	607,702
Holley, Inc.*	22,050	56,227
LCI Industries	8,050	852,334
Motorcar Parts of America, Inc.*	2,250	34,470
Patrick Industries, Inc.	11,665	1,047,284
Phinia, Inc.	13,400	1,103,758

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Solid Power, Inc. (x)*	64,700	$167,573
Standard Motor Products, Inc.	9,700	378,009
Stoneridge, Inc.*	1,750	12,810
Strattec Security Corp.*	770	62,716
Versigent plc*	25,930	1,089,319
Visteon Corp.	10,100	1,002,021
XPEL, Inc. (m)*	8,220	407,712

		13,208,800

Automobiles (0.1%)
Harley-Davidson, Inc.	37,840	925,566
Livewire Group, Inc. (x)*	8,140	9,117
Lucid Group, Inc., Class A*	45,860	306,804
Winnebago Industries, Inc.	11,380	355,511

		1,596,998

Broadline Retail (0.1%)
1stdibs.com, Inc.*	1,600	7,840
Groupon, Inc. (x)*	7,650	184,059
Kohl’s Corp.	39,700	703,484
Pattern Group, Inc., Class A*	11,600	292,204
Savers Value Village, Inc.*	15,360	154,982

		1,342,569

Distributors (0.0%)†
GigaCloud Technology, Inc., Class A*	8,770	277,132
Gold.com, Inc.	6,540	272,129
Weyco Group, Inc.	1,320	51,916

		601,177

Diversified Consumer Services (0.6%)
American Public Education, Inc.*	6,460	346,902
Carriage Services, Inc., Class A	7,040	269,914
Coursera, Inc.*	79,030	445,729
Covista, Inc.*	10,593	1,320,523
Driven Brands Holdings, Inc.*	22,890	319,087
Frontdoor, Inc.*	24,610	1,909,490
Graham Holdings Co., Class B	1,090	1,244,148
KinderCare Learning Cos., Inc.*	30,050	127,712
Laureate Education, Inc.*	42,400	1,539,968
Lincoln Educational Services Corp.*	9,370	467,563
Matthews International Corp., Class A	11,064	297,843
McGraw Hill, Inc.*	12,300	116,481
OneSpaWorld Holdings Ltd.	34,580	976,539
Perdoceo Education Corp.	22,870	731,840
Phoenix Education Partners, Inc.	2,000	65,700
Strategic Education, Inc.	7,531	577,025
Stride, Inc.*	15,220	1,312,573
Universal Technical Institute, Inc.*	20,100	859,677

		12,928,714

Hotels, Restaurants & Leisure (2.5%)
Accel Entertainment, Inc., Class A*	16,960	213,866
Bally’s Corp. (x)*	3,100	42,501
Biglari Holdings, Inc., Class B*	600	255,618
BJ’s Restaurants, Inc.*	6,700	406,924
Bloomin’ Brands, Inc.	30,970	283,066
Brightstar Lottery plc	31,568	338,409
Brinker International, Inc.*	14,340	2,409,120
Cava Group, Inc.*	219,227	17,204,935
Cheesecake Factory, Inc. (The) (x)	16,830	1,338,658
Cracker Barrel Old Country Store, Inc. (x)	8,485	452,250
Dave & Buster’s Entertainment, Inc.*	11,300	128,820
Dine Brands Global, Inc. (x)	6,320	226,888
El Pollo Loco Holdings, Inc.*	8,510	144,330
First Watch Restaurant Group, Inc.*	13,820	178,140
Genius Sports Ltd.*	80,700	489,042
Global Business Travel Group I*	47,940	450,157
Hilton Grand Vacations, Inc.*	19,060	998,172
Inspired Entertainment, Inc.*	1,610	13,282
Jack in the Box, Inc. (x)*	7,550	119,366
Krispy Kreme, Inc. (x)*	32,583	115,018
Kura Sushi USA, Inc., Class A*	5,290	304,492
Life Time Group Holdings, Inc.*	52,640	2,149,818
Lindblad Expeditions Holdings, Inc.*	17,960	507,190
Marriott Vacations Worldwide Corp.	10,100	1,028,988
Monarch Casino & Resort, Inc.	4,400	579,084
Nathan’s Famous, Inc.	500	50,800
Navan, Inc., Class A (x)*	37,500	857,625
Papa John’s International, Inc. (x)	13,066	480,437
Penn Entertainment, Inc.*	46,400	991,104
Portillo’s, Inc., Class A (x)*	20,630	97,786
Pursuit Attractions and Hospitality, Inc.*	6,280	351,492
RCI Hospitality Holdings, Inc.	2,720	74,310
Red Rock Resorts, Inc., Class A	17,260	1,122,936
Rush Street Interactive, Inc.*	36,410	1,082,833
Sabre Corp.*	118,700	248,083
Shake Shack, Inc., Class A*	14,070	788,201
Sharplink, Inc. (x)*	67,500	324,000
Six Flags Entertainment Corp. (x)*	34,835	741,986
Super Group SGHC Ltd.	56,770	769,234
Sweetgreen, Inc., Class A*	36,291	319,724
Target Hospitality Corp.*	14,580	296,849
United Parks & Resorts, Inc. (x)*	10,110	482,651
Viking Holdings Ltd.*	155,121	16,236,515
Wendy’s Co. (The) (x)	58,400	484,136
Xponential Fitness, Inc., Class A (x)*	11,200	77,504

		56,256,340

Household Durables (1.6%)
Beazer Homes USA, Inc.*	7,200	201,960
Cavco Industries, Inc.*	2,790	1,714,120
Century Communities, Inc.	9,150	655,689
Champion Homes, Inc.*	19,460	1,714,815
Cricut, Inc., Class A (x)	19,030	83,542
Dream Finders Homes, Inc., Class A*	11,020	190,205
Ethan Allen Interiors, Inc.	13,610	304,047
Flexsteel Industries, Inc.	1,230	91,611
GoPro, Inc., Class A (x)*	65,300	50,804
Green Brick Partners, Inc.*	11,110	889,245
Hamilton Beach Brands Holding Co., Class A	1,040	23,951
Helen of Troy Ltd.*	8,133	236,426
Hovnanian Enterprises, Inc., Class A*	1,920	273,427
Installed Building Products, Inc.	8,530	1,960,535
KB Home	20,709	1,296,176

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
La-Z-Boy, Inc.	16,360	$656,363
Legacy Housing Corp.*	5,460	143,434
Leggett & Platt, Inc.	48,600	569,106
LGI Homes, Inc.*	7,040	448,307
Lifetime Brands, Inc.	1,800	15,354
Lovesac Co. (The)*	2,200	36,718
M/I Homes, Inc.*	9,940	1,598,253
Meritage Homes Corp.	23,540	1,973,829
Newell Brands, Inc.	154,500	948,630
SharkNinja, Inc.*	114,679	17,462,171
Sonos, Inc.*	38,758	524,396
Taylor Morrison Home Corp., Class A*	34,200	2,453,508
XMAX, Inc.*	11,200	101,808

		36,618,430

Leisure Products (0.2%)
Acushnet Holdings Corp.	10,090	1,195,968
Callaway Golf Co.*	50,700	952,653
Escalade, Inc.	340	6,385
Funko, Inc., Class A*	8,080	47,510
JAKKS Pacific, Inc.	4,210	98,009
Johnson Outdoors, Inc., Class A	2,450	112,798
Latham Group, Inc.*	15,860	102,614
Malibu Boats, Inc., Class A*	9,700	266,071
MasterCraft Boat Holdings, Inc.*	6,362	164,267
Peloton Interactive, Inc., Class A*	146,890	868,120
Polaris, Inc.	16,600	1,136,104
Smith & Wesson Brands, Inc.	11,000	165,440
Sturm Ruger & Co., Inc.	8,300	314,155

		5,430,094

Specialty Retail (2.3%)
1-800-Flowers.com, Inc., Class A (x)*	14,810	51,539
Abercrombie & Fitch Co., Class A*	16,020	1,441,960
Academy Sports & Outdoors, Inc.	23,430	1,104,256
Advance Auto Parts, Inc. (x)	22,100	1,375,062
American Eagle Outfitters, Inc.	53,600	921,920
Arhaus, Inc., Class A	17,770	149,623
Arko Corp.	22,280	178,908
Asbury Automotive Group, Inc.*	6,910	1,389,463
Barnes & Noble Education, Inc.*	6,300	79,128
Bed Bath & Beyond, Inc.*	44,600	258,234
Bob’s Discount Furniture, Inc.*	8,000	126,560
Boot Barn Holdings, Inc.*	10,850	1,782,329
Buckle, Inc. (The)	11,600	489,520
Build-A-Bear Workshop, Inc. (x)	4,500	137,745
Burlington Stores, Inc.*	40,835	12,936,528
Caleres, Inc.	12,500	154,625
Camping World Holdings, Inc., Class A	16,900	128,947
Citi Trends, Inc.*	3,380	195,499
Designer Brands, Inc., Class A (x)	8,570	49,963
Envela Corp.*	1,100	31,768
EVgo, Inc., Class A (x)*	46,000	87,860
Genesco, Inc.*	4,200	141,834
Group 1 Automotive, Inc.	4,217	1,227,864
Haverty Furniture Cos., Inc.	5,600	142,968
J Jill, Inc. (x)	4,190	66,495
Lands’ End, Inc. (x)*	11,410	119,577
MarineMax, Inc.*	7,200	263,664
Monro, Inc.	5,750	98,383
Murphy USA, Inc.	29,996	16,163,945
National Vision Holdings, Inc.*	25,561	485,915
OneWater Marine, Inc., Class A*	2,850	32,119
Outdoor Holding Co.*	26,720	60,922
Petco Health & Wellness Co., Inc., Class A*	53,160	144,595
RealReal, Inc. (The)*	36,380	428,920
Revolve Group, Inc., Class A*	14,400	329,616
RH*	5,700	938,961
Sally Beauty Holdings, Inc.*	27,380	387,153
Shoe Station Group, Inc.	8,590	127,390
Signet Jewelers Ltd.	13,850	1,193,870
Sonic Automotive, Inc., Class A	6,020	510,436
Stitch Fix, Inc., Class A*	38,600	158,646
ThredUp, Inc., Class A*	28,270	193,650
Torrid Holdings, Inc. (x)*	17,190	32,145
Upbound Group, Inc.	20,530	435,647
Urban Outfitters, Inc.*	20,480	1,451,213
Victoria’s Secret & Co.*	22,780	1,901,674
Warby Parker, Inc., Class A*	35,800	1,086,172
Winmark Corp.	1,100	465,388
Zumiez, Inc.*	6,280	111,784

		51,772,383

Textiles, Apparel & Luxury Goods (1.5%)
Amer Sports, Inc.*	341,115	11,543,332
Capri Holdings Ltd.*	42,400	787,368
Carter’s, Inc.	13,000	535,080
Ermenegildo Zegna NV (x)	28,900	376,278
Figs, Inc., Class A*	29,600	302,808
Fossil Group, Inc.*	6,700	27,738
G-III Apparel Group Ltd.	11,540	389,013
Kontoor Brands, Inc.	19,940	1,661,799
Movado Group, Inc.	7,660	301,115
Oxford Industries, Inc.	6,300	219,681
Playboy, Inc.*	6,900	8,418
Ralph Lauren Corp.	37,221	14,940,882
Rocky Brands, Inc.	1,240	51,137
Steven Madden Ltd.	25,543	1,075,360
Superior Group of Cos., Inc.	1,730	22,698
Under Armour, Inc., Class A*	69,300	442,827
Under Armour, Inc., Class C*	67,300	418,606
Wolverine World Wide, Inc.	29,400	485,982

		33,590,122

Total Consumer Discretionary		213,345,627

Consumer Staples (1.5%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	2,790	493,914
MGP Ingredients, Inc.	5,400	94,608
National Beverage Corp.*	8,430	263,016
Vita Coco Co., Inc. (The)*	17,650	1,167,371

		2,018,909

Consumer Staples Distribution & Retail (0.3%)
Andersons, Inc. (The)	12,000	820,800
Chefs’ Warehouse, Inc. (The)*	13,400	1,287,740
Grocery Outlet Holding Corp.*	34,500	344,310
Ingles Markets, Inc., Class A	4,800	425,184
Natural Grocers by Vitamin Cottage, Inc.	4,910	152,308

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
PriceSmart, Inc.	9,500	$1,855,730
United Natural Foods, Inc.*	21,300	972,771
Village Super Market, Inc., Class A	3,800	160,284
Weis Markets, Inc.	4,500	352,395
Yesway, Inc., Class A (x)*	5,400	109,620

		6,481,142

Food Products (0.8%)
Alico, Inc.	1,960	81,085
B&G Foods, Inc. (x)	27,870	110,923
BRC, Inc., Class A*	39,800	44,178
Cal-Maine Foods, Inc.	12,870	1,036,807
Del Monte Corp.	12,400	346,084
Dole plc	27,430	376,340
Flowers Foods, Inc.	68,600	541,940
Forafric Global plc (x)*	1,020	10,282
Freshpet, Inc.*	197,798	11,693,818
J & J Snack Foods Corp.	5,610	412,054
John B Sanfilippo & Son, Inc.	2,300	197,777
Lifeway Foods, Inc.*	4,770	142,337
Limoneira Co.	3,470	45,561
Mama’s Creations, Inc.*	11,200	199,920
Marzetti Co. (The)	7,180	819,669
Mission Produce, Inc.*	18,974	223,703
Once Upon a Farm PBC*	4,700	96,256
Seneca Foods Corp., Class A*	1,140	198,292
Simply Good Foods Co. (The)*	33,823	449,169
Utz Brands, Inc.	23,600	181,720
Vital Farms, Inc. (x)*	21,300	247,719
Westrock Coffee Co. (x)*	17,120	138,843

		17,594,477

Household Products (0.2%)
Central Garden & Pet Co.*	4,480	198,643
Central Garden & Pet Co., Class A*	18,107	702,009
Energizer Holdings, Inc.	21,600	463,104
Oil-Dri Corp. of America	3,520	359,779
Spectrum Brands Holdings, Inc.	7,300	625,975
WD-40 Co.	4,910	1,196,272

		3,545,782

Personal Care Products (0.1%)
BellRing Brands, Inc.*	42,600	551,244
Coty, Inc., Class A*	130,000	280,800
Edgewell Personal Care Co.	15,080	405,049
Herbalife Ltd.*	33,200	436,580
Honest Co., Inc. (The)*	44,590	163,199
Interparfums, Inc.	6,040	675,634
Nature’s Sunshine Products, Inc.*	6,050	131,890
Niagen Bioscience, Inc.*	7,150	22,808
Nu Skin Enterprises, Inc., Class A	16,300	86,064
Olaplex Holdings, Inc.*	100,190	205,390
USANA Health Sciences, Inc.*	7,870	168,025

		3,126,683

Tobacco (0.0%)†
Turning Point Brands, Inc.	6,110	518,189
Universal Corp.	8,980	468,487

		986,676

Total Consumer Staples		33,753,669

Energy (4.3%)
Energy Equipment & Services (1.7%)
Archrock, Inc.	62,780	2,555,774
Atlas Energy Solutions, Inc. (x)	25,950	431,029
Borr Drilling Ltd. (x)*	80,000	330,400
Bristow Group, Inc., Class A	13,473	556,704
Cactus, Inc., Class A	24,400	1,250,012
Core Laboratories, Inc.	11,380	132,577
Energy Services of America Corp.	3,300	63,822
Expro Group Holdings NV*	29,883	441,372
Flowco Holdings, Inc., Class A	13,000	277,420
Forum Energy Technologies, Inc.*	3,500	175,805
Helix Energy Solutions Group, Inc.*	50,600	442,244
Helmerich & Payne, Inc.	34,080	1,115,779
HMH Holding, Inc., Class A*	3,600	67,464
Innovex International, Inc.*	16,470	408,456
Kodiak Gas Services, Inc.	36,320	2,728,722
Liberty Energy, Inc., Class A	57,990	1,518,758
Nabors Industries Ltd.*	5,400	453,654
National Energy Services Reunited Corp.*	21,900	655,467
Natural Gas Services Group, Inc.	2,660	114,752
Noble Corp. plc	46,221	1,724,043
Oceaneering International, Inc.*	33,940	1,375,249
Oil States International, Inc.*	21,610	173,096
Patterson-UTI Energy, Inc.	126,427	1,160,600
ProFrac Holding Corp., Class A*	27,230	158,206
ProPetro Holding Corp.*	33,200	476,088
Ranger Energy Services, Inc., Class A	7,300	116,873
RPC, Inc.	33,495	195,276
SEACOR Marine Holdings, Inc.*	7,680	58,752
Seadrill Ltd.*	20,980	793,464
Select Water Solutions, Inc., Class A	34,860	696,503
Smart Sand, Inc.	3,900	19,539
Solaris Energy Infrastructure, Inc., Class A	19,210	1,545,637
TechnipFMC plc	186,464	12,362,563
TETRA Technologies, Inc.*	46,790	530,131
Tidewater, Inc.*	17,460	1,163,360
Transocean Ltd.*	354,920	1,735,559
Valaris Ltd.*	20,170	1,464,342

		39,469,492

Oil, Gas & Consumable Fuels (2.6%)
Aemetis, Inc. (x)*	9,900	16,236
American Resources Corp.*	32,200	69,230
Amplify Energy Corp.*	7,400	29,452
Ardmore Shipping Corp.	8,270	115,863
BKV Corp.*	11,700	320,112
California Resources Corp.	25,059	1,324,869
Calumet, Inc.*	25,100	904,102
Centrus Energy Corp., Class A (x)*	6,690	1,123,050
Clean Energy Fuels Corp.*	44,390	90,999
CNX Resources Corp.*	46,790	1,587,585
Comstock Resources, Inc.*	27,000	402,840
Comstock, Inc.*	16,700	69,472
Core Natural Resources, Inc.	17,051	1,364,421
Crescent Energy Co., Class A	93,358	916,776
CVR Energy, Inc.	10,800	297,432

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Delek US Holdings, Inc.	20,880	$1,060,913
DHT Holdings, Inc.	53,000	876,090
Diversified Energy Co. (x)	17,950	248,787
Dorian LPG Ltd.	14,715	511,788
DT Midstream, Inc.	49,805	7,308,386
Encore Energy Corp. (x)*	93,540	122,537
Energy Fuels, Inc. (x)*	90,400	1,310,800
Epsilon Energy Ltd. (x)	4,200	22,722
Evolution Petroleum Corp.	10,590	38,971
Excelerate Energy, Inc., Class A	8,340	316,837
FLEX LNG Ltd. (x)	10,400	291,824
FutureFuel Corp.	24,610	111,237
Gevo, Inc. (x)*	32,700	49,050
Golar LNG Ltd.	35,320	1,760,349
Granite Ridge Resources, Inc.	28,160	124,186
Green Plains, Inc.*	22,100	339,898
Gulfport Energy Corp.*	5,550	941,835
HighPeak Energy, Inc. (x)	24,390	170,486
Infinity Natural Resources, Inc., Class A (x)*	5,000	63,500
International Seaways, Inc.	14,415	1,104,045
Kinetik Holdings, Inc., Class A	18,610	899,607
Kolibri Global Energy, Inc.*	2,200	10,956
Kosmos Energy Ltd.*	213,660	450,823
Lightbridge Corp.*	10,900	95,811
Magnolia Oil & Gas Corp., Class A	66,840	1,709,767
Murphy Oil Corp.	49,820	1,622,139
NACCO Industries, Inc., Class A	870	43,544
Navigator Holdings Ltd.	13,300	247,779
New Era Energy & Digital, Inc. (x)*	38,500	245,630
NextDecade Corp. (x)*	57,900	436,566
Nordic American Tankers Ltd.	68,890	381,651
Northern Oil & Gas, Inc.	32,100	582,615
OPAL Fuels, Inc., Class A (x)*	4,500	9,900
Par Pacific Holdings, Inc.*	20,190	1,132,255
PBF Energy, Inc., Class A	35,524	1,617,052
Peabody Energy Corp.	41,400	957,168
PEDEVCO Corp.*	200	2,692
Permian Resources Corp., Class A	383,550	7,061,155
PrimeEnergy Resources Corp.*	850	141,856
REX American Resources Corp.*	8,900	401,835
Riley Exploration Permian, Inc.	4,170	137,443
Ring Energy, Inc.*	44,800	48,384
Sable Offshore Corp. (x)*	41,100	126,588
SandRidge Energy, Inc.	8,290	113,573
Scorpio Tankers, Inc.	16,690	1,155,949
SFL Corp. Ltd.	47,800	487,560
SM Energy Co.	85,708	2,236,979
Summit Midstream Corp.*	800	22,784
Talos Energy, Inc.*	46,750	603,542
Teekay Corp. Ltd. (x)	20,220	202,200
Teekay Tankers Ltd., Class A	8,870	575,397
Uranium Energy Corp.*	687,145	7,324,966
Ur-Energy, Inc.*	153,600	208,896
VAALCO Energy, Inc.	24,710	125,527
Vitesse Energy, Inc. (x)	13,350	210,530
W&T Offshore, Inc. (x)	52,300	164,745
World Kinect Corp.	22,160	729,950

		57,932,494

Total Energy		97,401,986

Financials (12.8%)
Banks (5.7%)
1st Source Corp.	6,535	533,125
ACNB Corp.	2,440	144,887
Amalgamated Financial Corp.	10,010	459,459
Amerant Bancorp, Inc., Class A	10,960	279,699
Ameris Bancorp	23,770	2,145,480
Ames National Corp.	2,260	66,919
Arrow Financial Corp.	9,935	407,236
Associated Banc-Corp.	51,430	1,582,501
Atlantic Union Bankshares Corp.	49,706	2,103,061
Avidbank Holdings, Inc.*	1,070	35,342
Avidia Bancorp, Inc.	740	15,533
Axos Financial, Inc.*	18,910	1,841,645
Banc of California, Inc.	55,400	1,131,822
BancFirst Corp.	7,610	845,699
Bancorp, Inc. (The)*	15,470	969,041
Bank First Corp.	3,580	531,093
Bank of Hawaii Corp.	14,330	1,167,752
Bank of Marin Bancorp	6,310	174,787
Bank of NT Butterfield & Son Ltd. (The)	13,730	816,935
Bank7 Corp.	1,860	91,047
BankUnited, Inc.	29,200	1,414,740
Bankwell Financial Group, Inc.	1,980	116,325
Banner Corp.	12,180	809,239
Bar Harbor Bankshares	5,970	225,427
BayCom Corp.	3,580	117,782
BCB Bancorp, Inc.	6,020	64,534
Beacon Financial Corp.	35,129	1,069,678
Blue Ridge Bankshares, Inc.	5,750	20,298
Bridgewater Bancshares, Inc.*	8,620	181,365
Burke & Herbert Financial Services Corp.	8,034	577,323
Business First Bancshares, Inc.	15,820	486,149
BV Financial, Inc.*	770	16,309
Byline Bancorp, Inc.	9,780	368,315
C&F Financial Corp.	180	14,400
California Bancorp	6,730	140,253
Camden National Corp.	5,055	274,082
Capital Bancorp, Inc.	3,470	121,866
Capital City Bank Group, Inc.	8,010	395,854
Capitol Federal Financial, Inc.	32,480	276,405
Carter Bankshares, Inc.	6,680	227,187
Cathay General Bancorp	23,611	1,463,646
CB Financial Services, Inc.	220	8,338
Central Pacific Financial Corp.	8,730	333,486
CF Bankshares, Inc.	830	27,199
Chain Bridge Bancorp, Inc., Class A*	290	12,195
Chemung Financial Corp.	1,330	99,191
ChoiceOne Financial Services, Inc.	4,080	138,720
Citizens & Northern Corp.	6,520	151,981
Citizens Community Bancorp, Inc.	1,490	34,851
Citizens Financial Services, Inc.	770	55,779
City Holding Co.	5,080	673,811
Civista Bancshares, Inc.	6,460	182,301
CNB Financial Corp.	10,051	338,819
Coastal Financial Corp.*	4,290	332,518
CoastalSouth Bancshares, Inc.	1,210	32,488
Colony Bankcorp, Inc.	7,450	149,670
Columbia Financial, Inc.*	7,250	153,845

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Bancgroup, Inc.	750	$24,217
Community Bancorp	240	9,384
Community Financial System, Inc.	19,366	1,299,846
Community Trust Bancorp, Inc.	6,100	441,396
Community West Bancshares	8,830	237,174
ConnectOne Bancorp, Inc.	18,338	613,223
Customers Bancorp, Inc.*	10,800	854,280
CVB Financial Corp.	61,534	1,387,592
Dime Commercial Bancshares, Inc.	15,719	638,977
Eagle Bancorp Montana, Inc.	1,360	32,545
Eagle Bancorp, Inc.	12,230	347,210
Eagle Financial Services, Inc.	670	27,778
East West Bancorp, Inc.	79,186	10,222,121
Eastern Bankshares, Inc.	79,040	1,757,850
ECB Bancorp, Inc.*	340	6,827
Enterprise Financial Services Corp.	12,634	832,328
Equity Bancshares, Inc., Class A	9,430	461,976
Esquire Financial Holdings, Inc.	2,550	303,731
Farmers & Merchants Bancorp, Inc.	3,400	103,972
Farmers National Banc Corp.	18,324	267,530
FB Bancorp, Inc. (x)*	1,680	25,301
FB Financial Corp.	14,864	822,722
Fidelity D&D Bancorp, Inc.	760	39,079
Financial Institutions, Inc.	7,240	282,143
Finwise Bancorp*	400	5,800
First Bancorp (Nasdaq Stock Exchange)	16,988	1,086,043
First Bancorp (New York Stock Exchange)	54,620	1,423,943
First Bancorp, Inc. (The)	4,340	151,119
First Bank	4,710	83,508
First Busey Corp.	29,935	883,083
First Business Financial Services, Inc.	2,220	140,237
First Capital, Inc.	140	9,050
First Commonwealth Financial Corp.	36,600	744,078
First Community Bankshares, Inc.	7,150	317,603
First Community Corp.	1,560	50,981
First Financial Bancorp	35,889	1,214,125
First Financial Bankshares, Inc.	48,240	1,669,104
First Financial Corp.	3,690	285,754
First Guaranty Bancshares, Inc. (x)	240	2,417
First Internet Bancorp	2,280	63,384
First Interstate BancSystem, Inc., Class A	30,864	1,190,116
First Merchants Corp.	26,180	1,143,804
First Mid Bancshares, Inc.	7,700	370,293
First National Corp.	1,100	33,022
First Northern Community Bancorp*	2,500	44,850
First United Corp.	430	18,967
First Western Financial, Inc.*	2,230	71,605
Firstsun Capital Bancorp*	7,464	289,454
Five Star Bancorp	5,140	250,267
Flagstar Bank NA	111,573	1,666,901
Franklin Financial Services Corp.	390	24,414
FS Bancorp, Inc.	1,330	57,722
Fulton Financial Corp.	70,388	1,702,686
FVCBankcorp, Inc.	4,865	85,137
GBank Financial Holdings, Inc. (x)*	1,960	59,408
German American Bancorp, Inc.	13,210	626,947
Glacier Bancorp, Inc.	47,680	2,459,334
Great Southern Bancorp, Inc.	2,260	177,207
Greene County Bancorp, Inc.	3,650	122,603
Hancock Whitney Corp.	28,882	2,158,063
Hanmi Financial Corp.	13,010	421,524
Hanover Bancorp, Inc.	980	22,854
Hawthorn Bancshares, Inc.	300	11,790
HBT Financial, Inc.	5,650	180,743
Heritage Financial Corp.	15,266	452,179
Hilltop Holdings, Inc.	17,399	674,733
Hingham Institution For Savings (The) (x)	530	162,789
Home Bancorp, Inc.	2,600	178,152
Home BancShares, Inc.	67,885	1,938,117
HomeTrust Bancshares, Inc.	8,350	416,581
Hope Bancorp, Inc.	44,585	609,923
Horizon Bancorp, Inc.	17,900	357,642
Independent Bank Corp.	6,600	238,062
Independent Bank Corp./MA	17,415	1,457,984
International Bancshares Corp.	19,950	1,515,203
Investar Holding Corp.	3,330	99,767
Isabella Bank Corp.	500	19,750
John Marshall Bancorp, Inc.	2,220	48,396
Kearny Financial Corp.	16,505	156,137
Lakeland Financial Corp.	8,915	550,234
Landmark Bancorp, Inc.	347	10,656
LCNB Corp.	2,380	41,864
Live Oak Bancshares, Inc.	12,400	506,416
MainStreet Bancshares, Inc.	770	19,011
Mechanics Bancorp	15,560	247,404
Mercantile Bank Corp.	5,840	335,333
Meridian Corp.	1,570	31,447
Metrocity Bankshares, Inc.	12,320	442,165
Metropolitan Bank Holding Corp.	3,540	349,610
Mid Penn Bancorp, Inc.	11,570	403,099
Midland States Bancorp, Inc.	5,290	164,731
MVB Financial Corp.	3,020	87,610
National Bank Holdings Corp., Class A	14,150	628,684
National Bankshares, Inc.	1,370	49,772
NB Bancorp, Inc.	15,975	337,552
NBT Bancorp, Inc.	18,655	920,997
Nicolet Bankshares, Inc.	7,173	1,186,342
Northeast Bank	2,440	323,373
Northeast Community Bancorp, Inc.	4,300	119,282
Northfield Bancorp, Inc. (x)	11,920	175,582
Northpointe Bancshares, Inc.	2,330	44,689
Northrim Bancorp, Inc.	5,320	147,577
Northwest Bancshares, Inc.	53,463	810,499
Norwood Financial Corp.	1,870	60,120
Oak Valley Bancorp	1,840	62,091
OceanFirst Financial Corp.	31,772	620,507
OFG Bancorp	15,480	759,604
Ohio Valley Banc Corp.	570	24,755
Old National Bancorp	116,806	3,025,275
Old Second Bancorp, Inc.	15,690	365,891
OP Bancorp	1,070	16,039
Orange County Bancorp, Inc.	2,970	109,237
Origin Bancorp, Inc.	10,870	556,000
Orrstown Financial Services, Inc.	6,950	283,768
Park National Corp.	6,090	1,114,409
Parke Bancorp, Inc.	2,420	80,247
Pathward Financial, Inc.	8,340	726,080
PCB Bancorp	2,400	68,088

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Peapack-Gladstone Financial Corp.	5,800	$274,514
Peoples Bancorp of North Carolina, Inc.	820	35,334
Peoples Bancorp, Inc.	13,004	499,484
Peoples Financial Services Corp.	1,940	128,758
Pioneer Bancorp, Inc.*	1,760	30,043
Plumas Bancorp	1,610	94,088
Ponce Financial Group, Inc.*	5,000	99,700
Preferred Bank	4,900	520,674
Primis Financial Corp.	7,690	125,885
Princeton Bancorp, Inc.	1,040	39,468
Provident Financial Services, Inc.	46,665	1,103,161
QCR Holdings, Inc.	5,800	564,630
RBB Bancorp	6,790	186,148
Red River Bancshares, Inc.	1,160	105,885
Renasant Corp.	37,020	1,574,831
Republic Bancorp, Inc., Class A	4,760	430,447
Rhinebeck Bancorp, Inc.*	580	10,040
Richmond Mutual Bancorp, Inc.	1,020	16,198
S&T Bancorp, Inc.	14,209	697,378
Seacoast Banking Corp. of Florida	35,425	1,177,881
ServisFirst Bancshares, Inc.	18,850	1,635,238
Shore Bancshares, Inc.	17,025	390,724
Sierra Bancorp	4,610	187,904
Simmons First National Corp., Class A	49,819	1,128,400
SmartFinancial, Inc.	9,490	445,271
South Plains Financial, Inc.	8,950	385,611
Southern First Bancshares, Inc.*	1,510	92,261
Southern Missouri Bancorp, Inc.	3,250	247,682
Southside Bancshares, Inc.	14,706	517,504
SR Bancorp, Inc. (x)	1,160	22,829
Stellar Bancorp, Inc.	17,384	683,539
Sterling Bancorp, Inc. (r)*	1,320	—
Stock Yards Bancorp, Inc.	9,010	688,995
Texas Capital Bancshares, Inc.	15,730	1,624,280
Third Coast Bancshares, Inc.*	8,000	323,200
Timberland Bancorp, Inc.	1,600	71,696
Tompkins Financial Corp.	4,561	431,106
Towne Bank	31,799	1,152,396
TriCo Bancshares	10,782	580,611
Triumph Financial, Inc.*	9,000	686,790
TrustCo Bank Corp.	6,930	380,526
Trustmark Corp.	23,080	1,061,911
UMB Financial Corp.	24,980	3,566,145
United Bankshares, Inc.	50,342	2,307,174
United Community Banks, Inc.	43,960	1,542,556
Unity Bancorp, Inc.	2,940	172,549
Univest Financial Corp.	11,100	485,625
USCB Financial Holdings, Inc.	3,200	65,472
Valley National Bancorp	169,079	2,477,007
Virginia National Bankshares Corp.	960	42,605
WaFd, Inc.	26,768	1,027,088
Washington Trust Bancorp, Inc.	12,130	442,502
WesBanco, Inc.	33,598	1,311,330
West Bancorp, Inc.	6,010	159,445
Westamerica Bancorp	9,650	566,165
Western New England Bancorp, Inc.	1,290	18,447
WSFS Financial Corp.	19,101	1,465,620

		129,042,780

Capital Markets (2.6%)
Acadian Asset Management, Inc.	10,208	730,076
Affiliated Managers Group, Inc.	32,543	11,012,551
AlTi Global, Inc.*	11,160	40,288
Artisan Partners Asset Management, Inc., Class A	22,740	785,212
Bakkt, Inc., Class A (x)*	3,100	24,211
BGC Group, Inc., Class A	135,560	1,449,136
BRC Group Holdings, Inc. (x)*	9,800	78,792
Chaince Digital Holdings, Inc. (x)*	13,800	60,306
Cohen & Steers, Inc.	9,166	697,899
DigitalBridge Group, Inc.	60,275	951,139
Donnelley Financial Solutions, Inc.*	9,220	386,779
GCM Grosvenor, Inc., Class A	16,460	202,458
Gemini Space Station, Inc., Class A*	16,900	71,994
Innventure, Inc. (x)*	24,500	124,215
Marex Group plc	278,280	16,961,166
MarketWise, Inc.	985	17,572
Miami International Holdings, Inc.*	27,500	1,021,900
Moelis & Co., Class A	26,090	1,706,808
Open Lending Corp.*	46,160	143,558
Patria Investments Ltd., Class A	20,850	228,933
Perella Weinberg Partners, Class A	32,270	515,029
Piper Sandler Cos.	25,440	1,840,330
PJT Partners, Inc., Class A	8,840	1,334,310
Ridgepost Capital, Inc., Class A	18,650	146,775
Silvercrest Asset Management Group, Inc., Class A	3,100	31,341
StepStone Group, Inc., Class A	27,930	1,155,185
Stifel Financial Corp.	146,872	10,247,259
StoneX Group, Inc.*	26,204	3,105,174
Value Line, Inc.	610	24,693
Victory Capital Holdings, Inc., Class A	16,110	1,354,207
Virtus Investment Partners, Inc.	2,585	370,948
Webull Corp.*	120,700	786,964
Westwood Holdings Group, Inc.	700	13,412
WisdomTree, Inc.	49,000	830,060

		58,450,680

Consumer Finance (1.6%)
Atlanticus Holdings Corp.*	2,300	235,175
Bread Financial Holdings, Inc.	13,000	1,408,550
Consumer Portfolio Services, Inc.*	3,050	29,265
Dave, Inc.*	3,400	1,266,806
Encore Capital Group, Inc.*	7,180	669,822
Enova International, Inc.*	8,720	2,099,165
Figure Technology Solutions, Inc., Class A*	220,537	6,772,691
FirstCash Holdings, Inc.	92,038	19,909,660
Green Dot Corp., Class A*	17,660	238,587
Happen, Inc.*	38,200	792,268
Jefferson Capital, Inc.	3,000	58,410
LendingTree, Inc.*	3,600	159,444
Medallion Financial Corp.	3,070	31,345
Navient Corp.	20,897	177,833
Nelnet, Inc., Class A	5,330	710,649
NerdWallet, Inc., Class A*	18,100	167,425

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Oportun Financial Corp.*	5,900	$33,689
OppFi, Inc.*	19,320	191,848
PRA Group, Inc.*	17,960	341,060
PROG Holdings, Inc.	17,360	809,150
Regional Management Corp.	2,830	116,596
Upstart Holdings, Inc. (x)*	30,640	1,085,575
World Acceptance Corp.*	820	183,541

		37,488,554

Financial Services (1.4%)
Acacia Research Corp.*	17,510	81,597
Alerus Financial Corp.	7,660	238,226
Better Home & Finance Holding Co. (x)*	4,100	112,750
Bladex, Inc.	10,640	654,041
Burford Capital Ltd.	52,950	217,095
Cannae Holdings, Inc.	6,920	99,648
Cass Information Systems, Inc.	3,053	156,680
Chime Financial, Inc., Class A*	339,700	6,957,056
Compass Diversified Holdings*	22,320	237,931
Dlocal Ltd., Class A	32,700	424,936
Enact Holdings, Inc.	9,390	429,217
Essent Group Ltd.	31,940	2,053,103
Evertec, Inc.	22,336	620,494
Federal Agricultural Mortgage Corp., Class C	3,020	601,795
Finance of America Cos., Inc., Class A*	1,200	33,024
Flywire Corp.*	38,037	668,310
HA Sustainable Infrastructure Capital, Inc.	46,350	1,809,967
International Money Express, Inc.*	8,920	128,894
Jackson Financial, Inc., Class A	23,760	2,432,786
loanDepot, Inc., Class A (x)*	27,200	34,000
Marqeta, Inc., Class A*	118,260	480,136
Merchants Bancorp	9,410	470,500
NCR Atleos Corp.*	24,560	1,066,150
NewtekOne, Inc.	9,800	145,138
NMI Holdings, Inc., Class A*	26,520	1,089,707
Onity Group, Inc.*	2,590	102,952
Pagseguro Digital Ltd., Class A	54,750	495,488
Paymentus Holdings, Inc., Class A*	21,400	517,024
Payoneer Global, Inc.*	98,700	702,744
Paysafe Ltd.*	16,804	125,526
Paysign, Inc.*	16,730	137,019
PennyMac Financial Services, Inc.	12,310	1,072,201
Priority Technology Holdings, Inc. (x)*	17,710	118,126
Radian Group, Inc.	49,106	1,849,823
Remitly Global, Inc.*	68,286	1,530,289
Repay Holdings Corp., Class A*	37,000	155,400
Security National Financial Corp., Class A*	925	8,963
Sezzle, Inc.*	5,880	1,009,184
StoneCo Ltd., Class A	87,640	950,018
Velocity Financial, Inc.*	5,610	103,561
Walker & Dunlop, Inc.	11,370	621,939
Waterstone Financial, Inc.	5,370	111,320

		30,854,758

Insurance (1.1%)
Abacus Global Management, Inc. (x)	13,900	148,869
Accelerant Holdings, Class A*	21,900	256,668
American Coastal Insurance Corp.	11,560	128,316
American Integrity Insurance Group, Inc.	3,200	60,256
AMERISAFE, Inc.	3,890	131,599
Ategrity Specialty Holdings LLC*	2,300	55,292
Baldwin Insurance Group, Inc. (The), Class A*	31,550	838,599
Bowhead Specialty Holdings, Inc.*	5,700	170,601
Citizens, Inc., Class A (x)*	4,500	25,830
CNO Financial Group, Inc.	31,710	1,616,576
Crawford & Co., Class A	9,850	111,010
Donegal Group, Inc., Class A	6,660	125,608
Employers Holdings, Inc.	6,681	337,257
Exzeo Group, Inc.*	2,300	38,801
F&G Annuities & Life, Inc.	12,780	339,820
Genworth Financial, Inc., Class A*	130,538	1,236,195
Goosehead Insurance, Inc., Class A*	8,260	400,610
Greenlight Capital Re Ltd., Class A*	9,776	158,176
Hamilton Insurance Group Ltd., Class B	14,860	504,348
HCI Group, Inc.	3,700	648,425
Heritage Insurance Holdings, Inc.*	8,190	213,595
Hippo Holdings, Inc.*	5,275	149,071
Horace Mann Educators Corp.	13,360	690,044
Investors Title Co.	630	172,418
James River Group Holdings, Inc.	27,010	118,844
Kemper Corp.	21,400	576,944
Kingstone Cos., Inc.	4,900	93,247
Kingsway Corp.*	5,880	61,270
Lemonade, Inc.*	25,800	1,678,290
MBIA, Inc.*	21,600	140,832
Mercury General Corp.	11,000	1,172,820
Neptune Insurance Holdings, Inc., Class A*	13,700	431,550
NI Holdings, Inc.*	5,320	83,577
Octave Specialty Group, Inc.*	19,430	121,243
Oscar Health, Inc., Class A*	86,580	2,469,262
Palomar Holdings, Inc.*	8,780	1,109,704
Pelagos Insurance Capital Ltd.	17,860	434,891
Root, Inc., Class A*	4,600	257,232
Safety Insurance Group, Inc.	5,424	406,041
Selective Insurance Group, Inc.	21,940	2,128,399
SiriusPoint Ltd.*	33,600	806,400
Skyward Specialty Insurance Group, Inc.*	15,090	880,501
Slide Insurance Holdings, Inc.*	23,300	451,321
Stewart Information Services Corp.	12,790	844,396
Tiptree, Inc., Class A	11,470	205,542
Trupanion, Inc.*	13,560	335,881
United Fire Group, Inc.	7,190	377,044
Universal Insurance Holdings, Inc.	8,450	349,492

		24,092,707

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Mortgage Real Estate Investment Trusts (REITs) (0.4%)
ACRES Commercial Realty Corp. (REIT)*	1,100	$19,569
Adamas Trust, Inc. (REIT)	49,960	468,625
Angel Oak Mortgage REIT, Inc. (REIT) (x)	9,960	90,437
Apollo Commercial Real Estate Finance, Inc. (REIT) (x)	48,388	516,784
Arbor Realty Trust, Inc. (REIT) (x)	62,990	341,406
Ares Commercial Real Estate Corp. (REIT)	30,380	136,710
ARMOUR Residential REIT, Inc. (REIT) (x)	45,687	797,238
Blackstone Mortgage Trust, Inc. (REIT), Class A	52,100	883,095
BrightSpire Capital, Inc. (REIT), Class A	47,630	259,584
Chicago Atlantic Real Estate Finance, Inc. (REIT)	11,550	123,816
Chimera Investment Corp. (REIT)	26,766	357,058
Claros Mortgage Trust, Inc. (REIT)*	59,700	140,295
Dynex Capital, Inc. (REIT)	61,610	807,707
Ellington Financial, Inc. (REIT)	40,210	547,258
Franklin BSP Realty Trust, Inc. (REIT)	30,600	249,084
Invesco Mortgage Capital, Inc. (REIT) (x)	25,400	200,660
KKR Real Estate Finance Trust, Inc. (REIT) (x)	18,800	128,592
Ladder Capital Corp. (REIT)	37,467	372,797
MFA Financial, Inc. (REIT)	36,705	355,671
Nexpoint Real Estate Finance, Inc. (REIT)	5,260	81,530
Orchid Island Capital, Inc. (REIT) (x)	73,910	515,153
PennyMac Mortgage Investment Trust (REIT)	28,873	325,687
Ready Capital Corp. (REIT) (x)	66,972	117,201
Redwood Trust, Inc. (REIT)	37,700	178,698
Seven Hills Realty Trust (REIT)	3,880	32,708
TPG Mortgage Investment Trust, Inc. (REIT)	13,920	110,246
TPG RE Finance Trust, Inc. (REIT)	28,080	235,030
Two Harbors Investment Corp. (REIT)	31,505	390,977

		8,783,616

Total Financials		288,713,095

Health Care (21.1%)
Biotechnology (12.4%)
4D Molecular Therapeutics, Inc.*	18,530	246,449
Abeona Therapeutics, Inc. (x)*	18,970	117,235
Absci Corp.*	55,020	637,682
ACADIA Pharmaceuticals, Inc.*	45,320	1,146,596
Achieve Life Sciences, Inc. (x)*	19,040	124,331
Acumen Pharmaceuticals, Inc.*	3,890	10,386
ADC Therapeutics SA*	49,840	53,329
ADMA Biologics, Inc.*	80,740	675,794
Agenus, Inc.*	6,190	18,941
Agios Pharmaceuticals, Inc.*	20,370	755,931
Akebia Therapeutics, Inc.*	136,650	155,781
Aktis Oncology, Inc. (x)*	5,660	182,422
Alector, Inc.*	44,880	90,209
Alkermes plc*	60,230	3,155,751
Allogene Therapeutics, Inc.*	32,767	68,155
Altimmune, Inc.*	60,560	184,102
ALX Oncology Holdings, Inc.*	13,170	27,262
AnaptysBio, Inc.*	7,730	521,775
Anavex Life Sciences Corp. (x)*	53,570	138,746
Anika Therapeutics, Inc.*	7,980	116,747
Annexon, Inc.*	55,780	318,504
Apogee Therapeutics, Inc.*	42,593	5,653,369
Arbutus Biopharma Corp.*	37,730	181,104
Arcturus Therapeutics Holdings, Inc. (x)*	13,980	93,946
Arcus Biosciences, Inc.*	32,120	990,260
Arcutis Biotherapeutics, Inc.*	40,580	1,064,008
Ardelyx, Inc.*	79,070	403,257
Armata Pharmaceuticals, Inc.*	830	5,378
ArriVent Biopharma, Inc. (x)*	17,610	611,771
ARS Pharmaceuticals, Inc. (x)*	22,120	177,181
Artiva Biotherapeutics, Inc.*	6,990	67,803
Ascendis Pharma A/S*	46,248	12,335,267
Assembly Biosciences, Inc.*	2,020	55,510
Atrium Therapeutics, Inc.*	6,080	81,776
Aura Biosciences, Inc.*	21,330	151,443
Aurinia Pharmaceuticals, Inc.*	41,040	696,449
Avalo Therapeutics, Inc.*	15,000	277,200
Beam Therapeutics, Inc.*	39,460	1,354,267
Benitec Biopharma, Inc.*	2,040	27,295
Bicara Therapeutics, Inc.*	15,870	471,180
BioCryst Pharmaceuticals, Inc.*	77,400	774,000
Biohaven Ltd.*	47,950	713,496
Black Diamond Therapeutics, Inc.*	16,170	29,915
Bridgebio Pharma, Inc.*	165,334	12,314,076
C4 Therapeutics, Inc.*	25,620	119,645
Cabaletta Bio, Inc.*	44,710	139,048
CAMP4 Therapeutics Corp.*	1,410	6,162
Candel Therapeutics, Inc. (x)*	1,550	15,965
Canton Strategic Holdings, Inc.*	12,890	36,350
Capricor Therapeutics, Inc. (x)*	19,310	464,985
CareDx, Inc.*	16,920	482,220
Caribou Biosciences, Inc. (x)*	18,540	32,630
Cartesian Therapeutics, Inc. (x)*	9,277	96,666
Catalyst Pharmaceuticals, Inc.*	42,700	1,342,061
Celcuity, Inc.*	66,716	6,979,828
Celldex Therapeutics, Inc.*	28,070	1,044,485
Century Therapeutics, Inc.*	9,930	24,328
CG oncology, Inc.*	133,146	9,460,023
Climb Bio, Inc.*	13,580	177,083
Cogent Biosciences, Inc.*	87,740	3,395,538
Coherus Oncology, Inc. (x)*	79,950	111,930
Compass Therapeutics, Inc.*	73,690	161,381
Connect Biopharma Holdings Ltd. (ADR)*	3,200	7,616
Corbus Pharmaceuticals Holdings, Inc.*	4,840	45,399
Corvus Pharmaceuticals, Inc.*	19,710	294,467
Crescent Biopharma, Inc.*	2,400	43,200
CRISPR Therapeutics AG (x)*	33,480	1,825,999
Cullinan Therapeutics, Inc.*	32,170	585,816
Cytokinetics, Inc.*	44,750	3,812,252

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
CytomX Therapeutics, Inc.*	43,490	$163,088
Damora Therapeutics, Inc.*	19,170	498,612
Denali Therapeutics, Inc.*	300,827	7,737,270
Design Therapeutics, Inc.*	13,230	191,438
DiaMedica Therapeutics, Inc. (x)*	3,140	22,106
Dianthus Therapeutics, Inc.*	81,340	7,929,023
Disc Medicine, Inc.*	10,160	743,102
Dyne Therapeutics, Inc.*	48,990	1,088,068
Editas Medicine, Inc.*	62,920	203,861
Eikon Therapeutics, Inc.*	2,680	34,974
Eledon Pharmaceuticals, Inc.*	16,200	63,828
Elicio Therapeutics, Inc.*	40,640	158,902
Emergent BioSolutions, Inc.*	22,070	184,947
Enanta Pharmaceuticals, Inc.*	13,890	202,516
Entrada Therapeutics, Inc.*	9,550	70,288
Erasca, Inc.*	397,662	7,285,168
Evommune, Inc.*	8,180	108,712
Fennec Pharmaceuticals, Inc.*	8,100	87,075
First Tracks Biotherapeutics, Inc.*	6,930	139,432
Foghorn Therapeutics, Inc.*	9,070	44,262
Forte Biosciences, Inc.*	2,700	57,375
Galectin Therapeutics, Inc.*	5,600	25,984
Generate Biomedicines, Inc.*	9,550	161,109
Geron Corp.*	200,910	257,165
GRAIL, Inc.*	14,840	1,013,127
Greenwich Lifesciences, Inc.*	2,200	51,612
Gyre Therapeutics, Inc. (x)*	8,460	55,751
Halozyme Therapeutics, Inc.*	108,902	8,523,760
Heron Therapeutics, Inc.*	128,160	54,699
Hyperliquid Strategies, Inc.*	45,130	355,173
Ideaya Biosciences, Inc.*	159,468	5,943,372
Immix Biopharma, Inc. (x)*	16,780	173,002
Immuneering Corp., Class A (x)*	20,110	100,349
ImmunityBio, Inc. (x)*	138,820	1,215,369
Immunome, Inc. (x)*	43,850	929,181
Immunovant, Inc.*	30,640	1,180,559
Inhibikase Therapeutics, Inc. (x)*	7,660	15,550
Inhibrx Biosciences, Inc.*	3,190	302,253
Insmed, Inc.*	80,345	8,566,384
Intellia Therapeutics, Inc. (x)*	48,530	821,128
Invivyd, Inc.*	57,700	50,337
Iovance Biotherapeutics, Inc. (x)*	142,910	594,506
Ironwood Pharmaceuticals, Inc., Class A*	43,550	183,346
Jade Biosciences, Inc. (x)*	19,433	431,801
Janux Therapeutics, Inc.*	10,710	164,506
Kailera Therapeutics, Inc.*	16,580	365,257
Karyopharm Therapeutics, Inc.*	3,530	34,488
Keros Therapeutics, Inc.*	11,260	120,482
Kiniksa Pharmaceuticals International plc, Class A*	15,220	973,319
Kodiak Sciences, Inc.*	14,140	550,894
Korro Bio, Inc. (x)*	5,180	68,272
Krystal Biotech, Inc.*	9,390	3,489,981
Kura Oncology, Inc.*	26,400	289,608
Kymera Therapeutics, Inc.*	97,895	11,225,620
Kyverna Therapeutics, Inc.*	7,710	68,696
Larimar Therapeutics, Inc.*	48,650	148,382
Lexeo Therapeutics, Inc.*	30,420	141,605
Lineage Cell Therapeutics, Inc.*	11,340	14,855
Lyell Immunopharma, Inc.*	1,510	21,216
MacroGenics, Inc.*	7,890	36,452
Madrigal Pharmaceuticals, Inc.*	21,066	11,311,389
MannKind Corp.*	100,960	430,090
MapLight Therapeutics, Inc. (x)*	4,040	144,794
MeiraGTx Holdings plc*	17,720	239,397
MiMedx Group, Inc.*	30,030	115,615
Mineralys Therapeutics, Inc.*	20,610	556,058
Minerva Neurosciences, Inc.*	1,390	7,714
Mirum Pharmaceuticals, Inc. (x)*	17,050	1,996,043
Monopar Therapeutics, Inc. (x)*	1,680	155,551
Monte Rosa Therapeutics, Inc.*	26,590	643,478
Myriad Genetics, Inc.*	29,370	167,703
Natera, Inc.*	50,201	13,627,061
Neurocrine Biosciences, Inc.*	66,519	11,210,780
Neurogene, Inc.*	4,530	142,469
Newamsterdam Pharma Co. NV*	110,693	3,751,386
Nkarta, Inc.*	38,890	110,059
Novavax, Inc. (x)*	53,960	508,303
Nurix Therapeutics, Inc.*	34,720	842,307
Nuvalent, Inc., Class A*	19,300	2,383,550
Nuvectis Pharma, Inc. (x)*	2,850	52,412
Ocugen, Inc. (x)*	68,740	105,172
Olema Pharmaceuticals, Inc.*	28,150	352,156
OnKure Therapeutics, Inc., Class A*	4,230	19,289
Opus Genetics, Inc.*	8,460	34,771
Organogenesis Holdings, Inc., Class A*	36,110	87,747
ORIC Pharmaceuticals, Inc.*	23,780	257,537
Oruka Therapeutics, Inc. (x)*	18,090	1,721,625
Ovid therapeutics, Inc.*	27,620	74,298
Palisade Bio, Inc.*	26,020	54,382
Palvella Therapeutics, Inc.*	3,940	602,111
PDL BioPharma, Inc. (r)*	73,900	—
Perspective Therapeutics, Inc.*	53,010	180,764
Praxis Precision Medicines, Inc.*	9,030	3,023,154
Precigen, Inc.*	69,330	395,181
Precision BioSciences, Inc.*	3,510	27,589
Prelude Therapeutics, Inc.*	3,510	18,708
Prime Medicine, Inc. (x)*	53,160	196,160
ProKidney Corp., Class A*	8,920	18,197
Protagonist Therapeutics, Inc.*	22,100	2,709,018
Protalix BioTherapeutics, Inc.*	12,080	28,146
Protara Therapeutics, Inc.*	9,020	34,456
Prothena Corp. plc*	19,740	193,255
PTC Therapeutics, Inc.*	29,770	2,428,339
Puma Biotechnology, Inc.*	9,420	76,396
Recursion Pharmaceuticals, Inc., Class A (x)*	151,255	555,106
REGENXBIO, Inc.*	17,000	203,660
Relay Therapeutics, Inc.*	393,352	7,359,616
Replimune Group, Inc.*	28,440	314,831
Rezolute, Inc.*	27,730	144,196
Rhythm Pharmaceuticals, Inc.*	87,967	9,766,976
Rigel Pharmaceuticals, Inc.*	10,579	413,850
Rocket Pharmaceuticals, Inc.*	60,260	206,089
SAB Biotherapeutics, Inc.*	8,990	35,061
Sagimet Biosciences, Inc., Class A*	9,100	70,343
Sana Biotechnology, Inc.*	57,240	199,768
Sarepta Therapeutics, Inc.*	37,370	671,539
Savara, Inc.*	49,430	304,489
Scholar Rock Holding Corp.*	40,150	2,208,250

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
SELLAS Life Sciences Group, Inc. (x)*	66,630	$983,459
Shattuck Labs, Inc.*	11,810	81,961
Sionna Therapeutics, Inc. (x)*	5,150	226,549
Solid Biosciences, Inc.*	17,180	171,628
Spruce Biosciences, Inc. (x)*	610	32,940
Spyre Therapeutics, Inc.*	26,750	2,374,865
Stoke Therapeutics, Inc.*	19,780	647,202
Surrozen, Inc.*	1,270	32,957
Sutro Biopharma, Inc.*	2,690	89,308
Syndax Pharmaceuticals, Inc.*	31,390	686,185
Tango Therapeutics, Inc.*	50,580	1,581,131
Taysha Gene Therapies, Inc.*	86,100	586,341
Tectonic Therapeutic, Inc. (x)*	3,060	105,187
Tenax Therapeutics, Inc.*	9,950	144,773
TG Therapeutics, Inc.*	52,280	2,872,263
Tonix Pharmaceuticals Holding Corp. (x)*	10,840	138,318
Travere Therapeutics, Inc.*	30,230	1,717,366
TriSalus Life Sciences, Inc. (x)*	4,030	18,337
Twist Bioscience Corp.*	22,303	2,294,533
Tyra Biosciences, Inc.*	12,060	385,196
Ultragenyx Pharmaceutical, Inc.*	34,720	1,159,301
Unicycive Therapeutics, Inc.*	10,790	50,605
Upstream Bio, Inc.*	17,030	117,848
UroGen Pharma Ltd.*	13,730	505,264
Vanda Pharmaceuticals, Inc.*	14,813	90,656
Vaxcyte, Inc.*	47,320	2,750,712
Vera Therapeutics, Inc., Class A*	149,199	6,402,129
Veracyte, Inc.*	28,100	1,650,313
Verastem, Inc.*	41,960	160,287
Vericel Corp.*	21,840	971,662
Vir Biotechnology, Inc.*	33,400	340,346
Viridian Therapeutics, Inc.*	40,670	747,108
Vor BioPharma, Inc. (x)*	9,430	173,606
Voyager Therapeutics, Inc.*	33,630	117,705
Whitehawk Therapeutics, Inc.*	2,990	13,694
X4 Pharmaceuticals, Inc.*	4,860	22,696
Xencor, Inc.*	24,440	393,484
Xenon Pharmaceuticals, Inc.*	155,928	9,411,814
XOMA Royalty Corp.*	3,160	134,300
Z Squared, Inc. (x)*	4,460	47,187
Zenas Biopharma, Inc. (x)*	12,180	309,128
Zentalis Pharmaceuticals, Inc.*	8,550	41,467
Zura Bio Ltd., Class A*	10,580	62,422
Zymeworks, Inc.*	20,200	528,028

		278,574,998

Health Care Equipment & Supplies (2.4%)
Acme United Corp.	350	16,702
Alphatec Holdings, Inc.*	41,540	359,321
AngioDynamics, Inc.*	11,540	150,135
Anteris Technologies Global Corp.*	25,700	253,145
Artivion, Inc.*	14,600	328,062
AtriCure, Inc.*	305,345	8,543,553
Avanos Medical, Inc.*	21,200	527,456
Axogen, Inc.*	21,880	1,010,637
Beta Bionics, Inc.*	21,200	332,204
Bioventus, Inc., Class A*	13,620	128,573
Butterfly Network, Inc., Class A*	64,700	544,774
CapsoVision, Inc. (x)*	1,400	10,612
Carlsmed, Inc.*	1,200	12,456
Ceribell, Inc.*	7,200	140,040
Cerus Corp.*	36,390	106,259
ClearPoint Neuro, Inc. (x)*	9,400	167,696
CONMED Corp.	10,111	330,933
CVRx, Inc.*	14,380	73,913
Delcath Systems, Inc.*	11,200	141,008
Dentsply Sirona, Inc.	73,500	779,835
Electromed, Inc.*	1,300	54,990
Embecta Corp.	34,300	111,818
Enovis Corp.*	20,800	430,560
Establishment Labs Holdings, Inc.*	9,700	832,357
Glaukos Corp.*	130,057	18,176,766
Haemonetics Corp.*	16,670	1,250,250
Hyperfine, Inc., Class A*	7,400	9,990
ICU Medical, Inc.*	8,290	1,215,314
Inogen, Inc.*	23,720	152,994
Inspire Medical Systems, Inc.*	10,400	463,944
Integer Holdings Corp.*	12,370	1,155,977
Integra LifeSciences Holdings Corp.*	24,580	441,457
iRadimed Corp.	3,650	348,794
IRhythm Holdings, Inc.*	11,906	1,416,219
Kestra Medical Technologies Ltd.*	11,000	279,840
KORU Medical Systems, Inc.*	3,100	13,020
Lantheus Holdings, Inc.*	23,440	2,600,434
LeMaitre Vascular, Inc.	7,200	690,912
LivaNova plc*	20,232	1,663,677
Lucid Diagnostics, Inc.*	23,600	25,252
Merit Medical Systems, Inc.*	21,445	1,486,996
MiniMed Group, Inc.*	10,500	156,975
Neogen Corp.*	75,312	677,055
NeuroPace, Inc.*	5,770	91,685
Novocure Ltd.*	32,980	499,647
Omnicell, Inc.*	19,500	809,640
OraSure Technologies, Inc.*	35,020	156,189
Orchestra BioMed Holdings, Inc.*	2,300	9,924
Orthofix Medical, Inc.*	15,085	137,877
OrthoPediatrics Corp.*	7,160	136,971
Procept Biorobotics Corp.*	19,180	433,084
Pro-Dex, Inc.*	1,300	76,115
Pulse Biosciences, Inc. (x)*	5,790	160,557
QuidelOrtho Corp.*	24,700	432,621
RxSight, Inc.*	23,500	113,270
Sanara Medtech, Inc.*	1,630	38,452
Senseonics Holdings, Inc. (x)*	6,000	34,080
Shoulder Innovations, Inc.*	1,100	22,308
SI-BONE, Inc.*	11,450	186,864
Sight Sciences, Inc.*	10,600	57,452
STAAR Surgical Co.*	11,200	321,328
Stereotaxis, Inc.*	9,390	16,151
Strive, Inc., Class A (x)*	16,942	184,837
Tactile Systems Technology, Inc.*	11,080	329,962
Tandem Diabetes Care, Inc.*	24,740	373,327
TransMedics Group, Inc.*	12,300	816,966
UFP Technologies, Inc.*	2,700	715,851
Utah Medical Products, Inc.	2,150	148,307
Varex Imaging Corp.*	15,960	166,463

		54,082,833

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (3.3%)
Acadia Healthcare Co., Inc.*	33,400	$986,302
Accendra Health, Inc.*	39,550	135,261
AdaptHealth Corp., Class A*	32,575	339,432
Addus HomeCare Corp.*	8,200	823,854
agilon health, Inc.*	4,714	505,247
AirSculpt Technologies, Inc. (x)*	22,490	101,205
Alignment Healthcare, Inc.*	73,390	1,747,416
AMN Healthcare Services, Inc.*	14,100	456,417
Ardent Health, Inc.*	14,000	137,760
Astrana Health, Inc.*	19,800	918,918
Aveanna Healthcare Holdings, Inc.*	28,110	240,903
BrightSpring Health Services, Inc.*	300,495	20,956,521
Brookdale Senior Living, Inc.*	86,180	1,386,636
Castle Biosciences, Inc.*	10,750	256,387
Clover Health Investments Corp., Class A*	134,900	706,876
Community Health Systems, Inc.*	37,300	124,582
Concentra Group Holdings Parent, Inc.	39,959	1,188,780
CorVel Corp.*	10,600	662,712
Cross Country Healthcare, Inc.*	6,980	92,206
Fulgent Genetics, Inc.*	3,710	76,129
GeneDx Holdings Corp., Class A*	6,860	470,939
Guardant Health, Inc.*	153,902	23,089,917
Guardian Pharmacy Services, Inc., Class A*	7,800	326,586
HealthEquity, Inc.*	30,490	2,753,857
Hims & Hers Health, Inc. (x)*	77,570	2,689,352
Hinge Health, Inc., Class A*	15,000	1,245,000
InfuSystem Holdings, Inc.*	1,500	14,475
Innovage Holding Corp.*	9,800	116,130
LifeStance Health Group, Inc.*	68,750	736,313
Lumexa Imaging Holdings, Inc.*	7,600	85,728
National HealthCare Corp.	4,620	976,483
NeoGenomics, Inc.*	43,800	639,042
NRC Health	5,480	118,204
Nutex Health, Inc. (x)*	1,700	290,513
Omada Health, Inc.*	12,800	280,960
Oncology Institute, Inc. (The)*	17,300	93,939
OPKO Health, Inc.*	91,780	137,670
Option Care Health, Inc.*	53,720	1,126,508
PACS Group, Inc.*	15,220	648,981
Pediatrix Medical Group, Inc.*	30,200	764,966
Pennant Group, Inc. (The)*	12,610	465,939
Privia Health Group, Inc.*	41,867	1,077,238
Progyny, Inc.*	20,800	599,664
RadNet, Inc.*	25,660	1,582,452
SBC Medical Group Holdings, Inc. (x)*	2,200	6,776
Sonida Senior Living, Inc. (x)*	10,300	420,240
Strata Critical Medical, Inc.*	26,410	139,181
Surgery Partners, Inc. (x)*	29,100	488,880
Talkspace, Inc.*	51,640	268,528
US Physical Therapy, Inc.	5,000	343,400
Viemed Healthcare, Inc.*	9,600	109,440

		73,950,845

Health Care Technology (0.1%)
Certara, Inc.*	41,700	273,135
Claritev Corp.*	4,400	150,084
Evolent Health, Inc., Class A*	42,230	228,887
HealthStream, Inc.	7,430	202,467
HeartFlow, Inc.*	28,900	847,926
LifeMD, Inc.*	25,630	105,852
Phreesia, Inc.*	18,900	194,481
Schrodinger, Inc.*	17,800	289,250
Simulations Plus, Inc.*	6,300	115,353
Teladoc Health, Inc.*	65,430	554,846
TruBridge, Inc.*	5,000	131,050
Waystar Holding Corp.*	36,034	739,778

		3,833,109

Life Sciences Tools & Services (0.7%)
10X Genomics, Inc., Class A*	36,600	1,403,244
Adaptive Biotechnologies Corp.*	55,330	1,186,828
Alamar Biosciences, Inc.*	2,500	67,725
Alpha Teknova, Inc. (x)*	2,500	14,200
Azenta, Inc.*	14,100	359,832
BioLife Solutions, Inc.*	12,300	347,352
Codexis, Inc.*	40,840	92,298
CryoPort, Inc.*	20,670	324,519
Cytek Biosciences, Inc.*	28,742	127,327
Fortrea Holdings, Inc.*	34,700	603,780
Ginkgo Bioworks Holdings, Inc., Class A*	23,930	237,146
Lifecore Biomedical, Inc.*	2,190	11,497
Maravai LifeSciences Holdings, Inc., Class A*	39,690	247,666
Mesa Laboratories, Inc.	3,500	348,425
OmniAb, Inc.*	56,484	138,951
Pacific Biosciences of California, Inc.*	130,370	219,022
Personalis, Inc.*	25,600	343,040
Quanterix Corp.*	13,980	60,394
Repligen Corp.*	67,568	9,218,978

		15,352,224

Pharmaceuticals (2.2%)
Aclaris Therapeutics, Inc.*	22,500	119,025
Alto Neuroscience, Inc.*	9,400	248,066
Alumis, Inc.*	28,382	798,669
Amneal Pharmaceuticals, Inc.*	61,290	1,060,930
Amphastar Pharmaceuticals, Inc.*	12,200	246,196
Amylyx Pharmaceuticals, Inc.*	33,000	592,680
AN2 Therapeutics, Inc.*	2,600	12,584
ANI Pharmaceuticals, Inc.*	8,800	728,464
Aquestive Therapeutics, Inc. (x)*	30,160	125,466
Arvinas, Inc.*	14,640	121,658
AtaiBeckley, Inc.*	115,000	606,050
Atea Pharmaceuticals, Inc.*	45,730	212,645
BioAge Labs, Inc.*	10,000	245,100
Collegium Pharmaceutical, Inc.*	10,700	387,340
Context Therapeutics, Inc.*	29,500	16,340
Contineum Therapeutics, Inc., Class A*	2,500	40,975
CorMedix, Inc. (x)*	20,440	160,454
Crinetics Pharmaceuticals, Inc.*	37,230	1,393,147
Definium Therapeutics, Inc.*	183,332	8,623,937
Edgewise Therapeutics, Inc.*	212,178	8,620,792
Enliven Therapeutics, Inc.*	18,150	921,112
Esperion Therapeutics, Inc.*	81,030	256,055
Eton Pharmaceuticals, Inc.*	9,600	347,520

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Evolus, Inc.*	32,880	$228,187
EyePoint, Inc.*	26,220	374,946
Fulcrum Therapeutics, Inc.*	12,110	44,323
Harmony Biosciences Holdings, Inc.*	15,940	580,375
Harrow, Inc. (x)*	11,060	469,718
Indivior Pharmaceuticals, Inc.*	43,100	1,768,393
Innoviva, Inc.*	24,700	560,937
LB Pharmaceuticals, Inc.*	12,200	395,951
LENZ Therapeutics, Inc. (x)*	12,088	68,660
Lexicon Pharmaceuticals, Inc.*	22,600	54,240
Ligand Pharmaceuticals, Inc.*	7,250	2,291,653
Liquidia Corp.*	25,320	2,018,764
Maze Therapeutics, Inc.*	12,700	378,968
MBX Biosciences, Inc.*	9,900	546,480
MediWound Ltd. (x)*	2,350	34,545
Nektar Therapeutics*	12,400	865,644
Neumora Therapeutics, Inc.*	36,700	62,390
Nuvation Bio, Inc.*	87,909	499,323
Ocular Therapeutix, Inc.*	73,940	726,091
Omeros Corp. (x)*	22,100	210,171
Oramed Pharmaceuticals, Inc.	2,100	10,101
Pacira BioSciences, Inc.*	14,200	360,254
Perrigo Co. plc	50,600	525,734
Phathom Pharmaceuticals, Inc. (x)*	19,610	212,769
Phibro Animal Health Corp., Class A	5,300	166,420
Prestige Consumer Healthcare, Inc.*	17,260	815,880
Rapport Therapeutics, Inc.*	15,500	645,885
Relmada Therapeutics, Inc.*	15,400	106,568
Septerna, Inc.*	8,300	277,967
SIGA Technologies, Inc.	29,780	108,399
SpyGlass Pharma, Inc.*	800	17,808
Structure Therapeutics, Inc. (ADR)*	57,156	3,067,563
Supernus Pharmaceuticals, Inc.*	22,900	1,065,079
Tarsus Pharmaceuticals, Inc.*	15,010	944,729
Theravance Biopharma, Inc.*	18,300	311,100
Third Harmonic Bio, Inc. (r)*	5,570	—
Trevi Therapeutics, Inc.*	38,500	718,025
VeraDermics, Inc.*	7,800	958,932
WaVe Life Sciences Ltd.*	40,150	233,271
Xeris Biopharma Holdings, Inc.*	54,450	431,244
Zevra Therapeutics, Inc.*	19,760	283,358

		49,326,050

Total Health Care		475,120,059

Industrials (21.3%)
Aerospace & Defense (4.1%)
AAR Corp.*	14,360	2,052,475
AerSale Corp.*	16,020	101,246
Aevex Corp., Class A*	14,670	306,456
Archer Aviation, Inc., Class A*	242,100	1,145,133
Arxis, Inc., Class A*	122,593	5,656,441
Astronics Corp.*	10,400	845,104
Astronics Corp., Class B*	2,080	158,080
Beta Technologies, Inc., Class A*	14,350	240,363
BWX Technologies, Inc.	92,962	18,095,053
Cadre Holdings, Inc.	8,150	232,357
Carpenter Technology Corp.	43,537	26,855,363
Curtiss-Wright Corp.	16,841	12,761,436
Ducommun, Inc.*	4,930	913,085
Eve Holding, Inc. (x)*	34,830	87,423
Firefly Aerospace, Inc. (x)*	28,670	842,898
Innovative Solutions and Support, Inc.*	3,760	67,680
Intuitive Machines, Inc.*	45,980	983,512
Kratos Defense & Security Solutions, Inc.*	180,653	9,007,359
Mercury Systems, Inc.*	20,250	2,477,183
Moog, Inc., Class A	9,760	4,136,678
National Presto Industries, Inc.	1,870	233,731
Park Aerospace Corp.	7,530	287,345
Red Cat Holdings, Inc. (x)*	35,260	375,519
Redwire Corp.*	70,340	860,258
Swarmer, Inc.*	5,890	260,986
TAT Technologies Ltd. (x)*	2,030	97,907
V2X, Inc.*	10,550	786,608
Virgin Galactic Holdings, Inc. (x)*	82,420	238,194
Voyager Technologies, Inc., Class A*	15,820	510,195
VSE Corp.	10,170	2,323,845
York Space Systems, Inc.*	9,170	225,765

		93,165,678

Air Freight & Logistics (0.1%)
Forward Air Corp.*	6,450	87,139
Hub Group, Inc., Class A	21,240	930,100
Radiant Logistics, Inc.*	12,010	113,615

		1,130,854

Building Products (2.0%)
Apogee Enterprises, Inc.	8,230	376,440
AZZ, Inc.	10,830	1,679,191
CSW Industrials, Inc.	5,830	1,622,489
Gibraltar Industries, Inc.*	10,370	467,687
Griffon Corp.	13,960	1,361,519
Insteel Industries, Inc.	3,430	103,586
Janus International Group, Inc.*	54,200	300,810
Masterbrand, Inc.*	73,025	751,427
Modine Manufacturing Co.*	64,142	17,127,197
Quanex Building Products Corp.	16,780	312,444
Resideo Technologies, Inc.*	49,420	1,536,962
Tecnoglass, Inc.	8,580	401,630
UFP Industries, Inc.	19,854	1,801,552
Zurn Elkay Water Solutions Corp.	317,758	16,056,312

		43,899,246

Commercial Services & Supplies (0.8%)
ABM Industries, Inc.	21,220	938,773
ACCO Brands Corp.	17,580	73,133
ACV Auctions, Inc., Class A*	56,530	406,451
BrightView Holdings, Inc.*	21,830	309,331
Brink’s Co. (The)	15,016	1,418,862
Casella Waste Systems, Inc., Class A*	22,967	2,227,110
Cimpress plc*	6,700	681,390
Civeo Corp.*	740	25,900
CompX International, Inc.	550	13,695
CoreCivic, Inc.*	35,310	1,072,718
Deluxe Corp.	16,600	396,408
Ennis, Inc.	4,480	95,200

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Enviri Corp.*	3,470	$76,166
GEO Group, Inc. (The)*	44,280	1,308,474
Healthcare Services Group, Inc.*	31,150	765,044
HNI Corp.	25,991	1,050,296
Interface, Inc., Class A	18,510	663,398
LanzaTech Global, Inc.*	2,260	15,413
Liquidity Services, Inc.*	7,790	304,745
Millerknoll, Inc.	31,730	649,196
NLI Holdings, Inc.	2,180	12,971
Onterris, Inc.*	12,150	245,551
OPENLANE, Inc.*	36,074	1,487,692
Perma-Fix Environmental Services, Inc.*	4,660	66,591
Pitney Bowes, Inc.	52,390	917,873
Quad/Graphics, Inc.	8,270	69,716
UniFirst Corp.	5,310	1,404,283
Vestis Corp.*	39,980	580,510

		17,276,890

Construction & Engineering (3.3%)
Ameresco, Inc., Class A*	11,510	317,676
API Group Corp.*	225,520	9,550,772
Arcosa, Inc.	17,800	2,586,162
Argan, Inc.	4,940	3,944,837
Bowman Consulting Group Ltd., Class A*	280	8,176
Cardinal Infrastructure Group, Inc., Class A*	4,450	419,190
Centuri Holdings, Inc.*	36,240	1,095,898
Concrete Pumping Holdings, Inc.*	4,380	52,779
Construction Partners, Inc., Class A*	16,540	1,964,456
Fluor Corp.*	48,400	2,535,676
Granite Construction, Inc.	129,002	20,392,636
Legence Corp., Class A*	21,110	1,799,205
Limbach Holdings, Inc.*	3,650	281,050
MYR Group, Inc.*	5,630	2,817,252
NWPX Infrastructure, Inc.*	3,280	491,803
Orion Group Holdings, Inc.*	13,850	232,957
Sterling Infrastructure, Inc.*	29,271	24,568,907
Tutor Perini Corp.	18,190	1,509,224

		74,568,656

Electrical Equipment (2.8%)
Allient, Inc.	5,160	531,119
American Superconductor Corp.*	15,640	649,216
Amprius Technologies, Inc.*	49,340	683,852
Array Technologies, Inc. (x)*	55,500	411,255
Atkore, Inc.	12,310	936,053
Babcock & Wilcox Enterprises, Inc.*	48,200	679,620
ChargePoint Holdings, Inc. (x)*	7,500	44,325
Energous Corp. (x)*	2,500	60,125
Energy Vault Holdings, Inc. (x)*	57,300	269,883
EnerSys	12,370	2,892,353
Enovix Corp. (x)*	64,820	393,457
Eos Energy Enterprises, Inc. (x)*	107,000	629,160
Espey Mfg. & Electronics Corp.	300	20,205
Fluence Energy, Inc., Class A*	29,800	592,424
Forgent Power Solutions, Inc., Class A*	310,736	17,357,713
FuelCell Energy, Inc.*	19,500	702,195
Generac Holdings, Inc.*	46,532	13,625,035
GrafTech International Ltd.*	2,900	17,139
Hyliion Holdings Corp.*	47,210	245,964
LSI Industries, Inc.	12,090	321,352
NANO Nuclear Energy, Inc. (x)*	20,900	441,826
Net Power, Inc. (x)*	31,720	52,972
Nextpower, Inc., Class A*	140,094	16,690,799
NuScale Power Corp., Class A*	116,950	1,173,009
Plug Power, Inc. (x)*	491,540	1,332,074
Power Solutions International, Inc.*	7,300	283,897
Preformed Line Products Co.	900	369,504
SES AI Corp., Class A (x)*	81,100	77,872
Shoals Technologies Group, Inc., Class A*	60,200	595,980
Sunrun, Inc.*	77,510	1,037,084
Tigo Energy, Inc.*	8,700	20,271

		63,137,733

Ground Transportation (1.4%)
ArcBest Corp.	7,285	1,045,689
Covenant Logistics Group, Inc., Class A	5,640	249,175
FTAI Infrastructure, Inc. (x)	36,040	167,226
Heartland Express, Inc.	13,720	208,818
Hertz Global Holdings, Inc. (x)*	44,000	99,660
Marten Transport Ltd.	19,049	330,500
PAMT Corp.*	1,600	22,416
Proficient Auto Logistics, Inc.*	8,000	54,480
RXO, Inc.*	60,290	1,663,401
Saia, Inc.*	32,374	13,634,634
Universal Logistics Holdings, Inc.	3,830	56,684
Werner Enterprises, Inc.	21,847	952,748
XPO, Inc.*	63,373	13,009,843

		31,495,274

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	25,180	751,623

Machinery (3.5%)
3D Systems Corp.*	58,300	176,066
Aebi Schmidt Holding AG	8,133	102,069
AirJoule Technologies Corp.*	21,500	119,110
Alamo Group, Inc.	3,760	618,482
Albany International Corp., Class A	10,350	771,075
Alliance Laundry Holdings, Inc.*	15,200	403,104
Astec Industries, Inc.	10,900	666,971
Atmus Filtration Technologies, Inc.	29,939	1,526,590
Blue Bird Corp.*	11,480	906,461
CECO Environmental Corp.*	18,045	1,637,403
Columbus McKinnon Corp.	10,700	161,891
Commercial Vehicle Group, Inc.*	4,200	19,404
Crane Co.	60,713	13,543,249
Douglas Dynamics, Inc.	8,360	451,022
Elmet Group Co. (The)*	9,700	191,478
Energy Recovery, Inc.*	15,090	136,112
Enerpac Tool Group Corp., Class A	19,740	707,876
Enpro, Inc.	7,710	2,906,130
ESCO Technologies, Inc.	9,484	3,319,779

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Federal Signal Corp.	21,970	$2,822,925
Franklin Electric Co., Inc.	13,580	1,455,640
FreightCar America, Inc.*	2,000	19,480
Gencor Industries, Inc.*	1,820	27,154
Gorman-Rupp Co. (The)	8,100	743,094
Graham Corp.*	3,690	456,785
Greenbrier Cos., Inc. (The)	11,147	546,315
Helios Technologies, Inc.	12,000	1,071,000
Hillman Solutions Corp.*	68,330	576,705
Hyster-Yale, Inc.	2,350	82,391
ITT, Inc.	57,315	11,334,614
JBT Marel Corp.	19,036	2,760,220
Kadant, Inc.	4,316	1,356,217
Kennametal, Inc.	28,200	988,410
L B Foster Co., Class A*	2,330	105,246
Lindsay Corp.	3,510	434,538
Luxfer Holdings plc	5,530	99,761
Manitowoc Co., Inc. (The)*	6,640	92,230
Microvast Holdings, Inc. (x)*	68,700	80,379
Miller Industries, Inc.	2,250	115,088
Mueller Water Products, Inc., Class A	56,520	1,459,912
Omega Flex, Inc.	2,310	72,511
Palladyne AI Corp.*	29,100	176,928
Park-Ohio Holdings Corp.	2,350	90,358
Perma-Pipe International Holdings, Inc.*	1,600	43,568
Proto Labs, Inc.*	10,270	837,108
RBC Bearings, Inc.*	24,946	16,066,721
Richtech Robotics, Inc., Class B (x)*	106,600	224,926
Standex International Corp.	4,420	1,580,901
Taylor Devices, Inc.*	300	17,604
Tennant Co.	6,900	604,026
Terex Corp.	41,394	2,996,512
Titan International, Inc.*	11,470	88,434
Trinity Industries, Inc.	29,140	1,007,661
Twin Disc, Inc.	1,000	23,200
Wabash National Corp.	11,000	148,500
Worthington Enterprises, Inc.	11,699	628,938

		79,600,272

Marine Transportation (0.1%)
Costamare Bulkers Holdings Ltd.*	2,972	52,188
Costamare, Inc.	11,860	166,277
Genco Shipping & Trading Ltd.	11,680	289,431
Himalaya Shipping Ltd.	7,090	94,723
Matson, Inc.	10,980	2,110,685
Pangaea Logistics Solutions Ltd.	17,380	112,970
Safe Bulkers, Inc.	32,110	202,614

		3,028,888

Passenger Airlines (0.3%)
Allegiant Travel Co.*	8,775	1,031,940
flyExclusive, Inc.*	2,970	5,940
Frontier Group Holdings, Inc.*	30,280	239,515
JetBlue Airways Corp.*	113,480	650,240
Joby Aviation, Inc. (x)*	243,450	2,171,574
Republic Airways Holdings, Inc.*	1,470	30,885
SkyWest, Inc.*	14,270	1,417,439
Wheels Up Experience, Inc., Class A (x)*	1,210	10,854

		5,558,387

Professional Services (1.7%)
Asure Software, Inc.*	8,100	64,314
Barrett Business Services, Inc.	9,840	349,517
BlackSky Technology, Inc., Class A*	10,700	298,744
CBIZ, Inc.*	17,666	566,725
Clarivate plc*	125,700	271,512
Concentrix Corp.	15,400	345,037
Conduent, Inc.*	83,640	122,114
CRA International, Inc.	3,300	469,590
Exponent, Inc.	15,970	938,397
Falcon’s Beyond Global, Inc., Class A (x)*	800	14,336
First Advantage Corp.*	28,800	519,840
Franklin Covey Co.*	5,530	135,651
FTI Consulting, Inc.*	83,518	12,445,017
HireQuest, Inc.	870	10,927
Huron Consulting Group, Inc.*	5,989	539,968
IBEX Holdings Ltd.*	3,900	118,443
ICF International, Inc.	6,780	493,991
Innodata, Inc.*	11,390	860,856
Insperity, Inc.	13,130	542,400
Kelly Services, Inc., Class A	10,300	126,484
Kforce, Inc.	5,690	266,975
Korn Ferry	18,950	1,261,691
Legalzoom.com, Inc.*	48,720	298,654
ManpowerGroup, Inc.	16,800	567,336
Maximus, Inc.	19,783	1,063,534
Mistras Group, Inc.*	6,250	109,188
Planet Labs PBC*	385,382	12,767,706
Public Policy Holding Co., Inc.	1,300	9,633
RCM Technologies, Inc.*	1,300	36,699
Resolute Holdings Management, Inc. (x)*	1,074	155,225
Spire Global, Inc.*	13,100	243,660
TIC Solutions, Inc. (x)*	60,746	491,435
TriNet Group, Inc.	6,130	303,374
TrueBlue, Inc.*	19,570	136,403
Upwork, Inc.*	46,700	390,412
Verra Mobility Corp., Class A*	56,210	238,892
Willdan Group, Inc.*	4,570	361,487

		37,936,167

Trading Companies & Distributors (1.2%)
Alta Equipment Group, Inc.*	15,460	100,026
Applied Industrial Technologies, Inc.	40,662	13,749,855
BlueLinx Holdings, Inc.*	1,430	88,488
Boise Cascade Co.	12,050	935,441
Custom Truck One Source, Inc.*	16,870	199,235
Distribution Solutions Group, Inc.*	4,576	125,154
DNOW, Inc.*	61,356	795,787
DXP Enterprises, Inc.*	4,490	757,643
EVI Industries, Inc.	1,470	21,727
GATX Corp.	11,710	2,074,895
Global Industrial Co.	4,610	154,251
Herc Holdings, Inc.	12,080	1,731,547
Hudson Technologies, Inc.*	21,490	123,352
Karat Packaging, Inc.	4,340	145,216
McGrath RentCorp	9,890	1,196,987
NPK International, Inc.*	27,260	433,707
Rush Enterprises, Inc., Class A	22,155	1,616,983

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Rush Enterprises, Inc., Class B	4,990	$381,735
Titan Machinery, Inc.*	7,660	161,779
Transcat, Inc.*	3,050	282,948
Willis Lease Finance Corp.	1,340	306,592
Xometry, Inc., Class A*	16,630	1,605,128

		26,988,476

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp. (x)*	8,570	84,329

Total Industrials		478,622,473

Information Technology (19.7%)
Communications Equipment (1.3%)
ADTRAN Holdings, Inc.*	19,580	272,162
Aviat Networks, Inc.*	5,970	132,534
BK Technologies Corp.*	1,640	141,007
Calix, Inc.*	20,020	747,146
Clearfield, Inc.*	2,650	105,444
Digi International, Inc.*	12,510	937,625
Extreme Networks, Inc.*	44,060	1,426,222
Harmonic, Inc.*	34,400	561,752
Inseego Corp. (x)*	8,430	87,082
KVH Industries, Inc.*	3,040	30,126
Lantronix, Inc.*	16,060	94,433
NETGEAR, Inc.*	8,970	209,450
NetScout Systems, Inc.*	28,480	1,240,304
Ondas, Inc. (x)*	175,320	1,444,637
Ribbon Communications, Inc.*	46,850	109,629
Viasat, Inc.*	45,630	4,098,030
Viavi Solutions, Inc.*	344,060	16,428,865
Vistance Networks, Inc.	73,280	936,518

		29,002,966

Electronic Equipment, Instruments & Components (2.8%)
908 Devices, Inc.*	4,800	41,760
Arlo Technologies, Inc.*	33,330	449,288
Badger Meter, Inc.	10,790	1,601,020
Bel Fuse, Inc., Class B	4,400	1,465,376
Belden, Inc.	13,938	1,671,305
Benchmark Electronics, Inc.	13,189	1,301,359
Climb Global Solutions, Inc.	1,600	37,136
Crane NXT Co.	18,100	925,996
CTS Corp.	10,262	668,980
Daktronics, Inc.*	10,320	201,859
ePlus, Inc.	9,900	823,977
Evolv Technologies Holdings, Inc.*	47,470	275,326
Forward Industries, Inc.*	11,500	48,530
Frequency Electronics, Inc.*	1,800	119,430
Insight Enterprises, Inc.*	10,095	1,229,571
Itron, Inc.*	16,370	1,416,496
Kimball Electronics, Inc.*	7,560	193,536
Knowles Corp.*	30,900	1,281,732
LightPath Technologies, Inc., Class A*	19,900	325,365
Lightwave Logic, Inc. (x)*	57,700	545,842
Littelfuse, Inc.	25,655	11,681,491
Methode Electronics, Inc.	6,600	125,202
Mirion Technologies, Inc., Class A*	82,840	1,485,321
M-Tron Industries, Inc.*	1,900	188,385
Napco Security Technologies, Inc.	12,370	469,813
nLight, Inc.*	20,100	1,399,362
Novanta, Inc.*	13,080	2,122,099
OSI Systems, Inc.*	6,400	1,399,680
Ouster, Inc.*	25,550	1,597,386
PC Connection, Inc.	4,260	310,937
Plexus Corp.*	9,695	2,914,996
Powerfleet, Inc.*	21,000	80,430
RF Industries Ltd.*	3,600	76,356
Richardson Electronics Ltd.	3,190	60,642
Rogers Corp.*	6,500	1,064,245
ScanSource, Inc.*	9,400	489,646
SmartRent, Inc., Class A*	16,000	19,040
Syntec Optics Holdings, Inc.*	11,400	141,930
TTM Technologies, Inc.*	102,037	19,082,960
Unusual Machines, Inc. (x)*	16,400	365,720
Vishay Intertechnology, Inc.	44,270	2,380,841
Vishay Precision Group, Inc.*	5,600	839,496
Vuzix Corp. (x)*	20,300	58,870

		62,978,732

IT Services (1.6%)
Backblaze, Inc., Class A*	14,490	229,811
BigBear.ai Holdings, Inc. (x)*	175,600	644,452
Commerce.com, Inc.*	49,000	145,040
Crexendo, Inc.*	3,100	23,157
DigitalOcean Holdings, Inc.*	89,754	14,094,071
DXC Technology Co.*	61,800	546,930
Everforth, Inc.*	13,603	243,086
Fastly, Inc., Class A*	55,000	1,009,800
Globant SA*	15,500	448,570
Grid Dynamics Holdings, Inc.*	23,070	131,038
Hackett Group, Inc. (The)	11,640	125,363
Information Services Group, Inc.	10,900	44,799
MongoDB, Inc.*	29,348	9,857,993
Quantinuum, Inc., Class A*	106,580	8,711,849
Rackspace Technology, Inc.*	33,100	216,143
TSS, Inc.*	11,100	136,530
Tucows, Inc., Class A*	3,460	46,606
Unisys Corp.*	48,780	178,535
Whitefiber, Inc. (x)*	5,800	225,330

		37,059,103

Semiconductors & Semiconductor Equipment (8.9%)
ACM Research, Inc., Class A*	19,340	2,454,053
Aehr Test Systems*	10,160	975,970
Aeluma, Inc.*	400	8,832
Alpha & Omega Semiconductor Ltd.*	8,300	392,839
Ambarella, Inc.*	13,900	1,192,620
Ambiq Micro, Inc.*	8,700	768,210
Amtech Systems, Inc.*	5,000	115,400
Atomera, Inc.*	11,800	102,778
Axcelis Technologies, Inc.*	11,300	2,140,785
AXT, Inc.*	22,400	1,614,592
Blaize Holdings, Inc. (x)*	50,300	69,414
Canadian Solar, Inc.*	17,600	281,952
CEVA, Inc.*	8,600	405,576
Cohu, Inc.*	16,787	1,240,727
Diodes, Inc.*	16,500	1,805,760
Entegris, Inc.	86,864	15,623,359
FormFactor, Inc.*	75,981	12,151,641
GSI Technology, Inc.*	13,000	100,490

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Ichor Holdings Ltd.*	11,740	$1,318,167
Impinj, Inc. (x)*	10,500	1,503,915
indie Semiconductor, Inc., Class A (x)*	64,920	291,491
inTEST Corp.*	2,600	47,242
Kopin Corp. (x)*	55,400	248,192
Kulicke & Soffa Industries, Inc.	18,680	2,498,637
Lattice Semiconductor Corp.*	137,561	21,041,330
MACOM Technology Solutions Holdings, Inc.*	59,288	22,551,376
MaxLinear, Inc., Class A*	31,156	3,988,903
MKS, Inc.	39,516	17,576,717
Navitas Semiconductor Corp., Class A*	67,130	1,202,970
Nova Ltd. (x)*	25,901	14,062,689
Onto Innovation, Inc.*	33,126	12,536,535
PDF Solutions, Inc.*	11,600	821,164
Penguin Solutions, Inc.*	18,530	1,408,465
Photronics, Inc.*	20,940	681,178
Power Integrations, Inc.	20,160	1,688,602
QuickLogic Corp.*	4,700	93,859
Rigetti Computing, Inc. (x)*	120,443	2,326,959
Semtech Corp.*	116,086	18,788,519
Silicon Laboratories, Inc.*	11,954	2,612,666
SiTime Corp.*	33,739	25,154,449
SkyWater Technology, Inc.*	13,400	466,588
Synaptics, Inc.*	13,402	1,664,930
T1 Energy, Inc.*	67,100	636,108
Toyo Co. Ltd.*	9,000	62,550
Ultra Clean Holdings, Inc.*	16,200	2,309,958
Veeco Instruments, Inc.*	21,639	1,640,236
Wolfspeed, Inc. (x)*	10,400	501,800

		201,171,193

Software (4.9%)
8x8, Inc.*	61,570	105,285
A10 Networks, Inc.	23,000	859,280
ACI Worldwide, Inc.*	36,731	1,847,202
Adeia, Inc.	39,331	1,295,170
Agilysys, Inc.*	9,430	985,435
Alarm.com Holdings, Inc.*	16,419	767,096
Alkami Technology, Inc. (x)*	24,860	450,463
Amplitude, Inc., Class A*	27,670	211,676
Appian Corp., Class A*	13,900	318,310
Arteris, Inc.*	10,100	490,759
Asana, Inc., Class A*	29,600	207,200
AvePoint, Inc.*	60,910	682,801
Bit Digital, Inc.*	118,100	212,580
Bitdeer Technologies Group, Class A (x)*	46,600	739,542
Blackbaud, Inc.*	13,910	412,014
BlackLine, Inc.*	17,100	479,997
Blend Labs, Inc., Class A*	88,200	150,822
Box, Inc., Class A*	48,910	1,298,071
Braze, Inc., Class A*	34,349	745,030
C3.ai, Inc., Class A*	40,400	367,236
Cerence, Inc.*	14,860	168,215
Cipher Digital, Inc.*	121,970	2,988,265
Cleanspark, Inc.*	90,960	1,323,468
Clear Secure, Inc., Class A	34,270	1,909,867
Commvault Systems, Inc.*	16,100	2,281,853
Consensus Cloud Solutions, Inc.*	6,470	246,831
Core Scientific, Inc.*	602,262	15,411,885
CS Disco, Inc.*	19,090	72,160
Daily Journal Corp.*	500	300,595
Digimarc Corp.*	9,350	76,857
Digital Turbine, Inc.*	33,800	436,020
Domo, Inc., Class B*	1,030	3,224
D-Wave Quantum, Inc. (x)*	132,704	3,183,569
eGain Corp.*	4,310	27,153
EverCommerce, Inc. (x)*	12,500	125,750
Five9, Inc.*	27,800	592,696
Freshworks, Inc., Class A*	70,780	716,294
Hut 8 Corp.*	151,426	17,481,375
I3 Verticals, Inc., Class A (x)*	10,800	230,688
Intapp, Inc.*	19,475	490,965
InterDigital, Inc.	9,340	2,644,434
JFrog Ltd.*	39,200	3,562,496
Kaltura, Inc.*	13,450	17,485
Keel Infrastructure Corp.*	212,100	1,217,454
Life360, Inc. (x)*	5,800	321,088
LiveRamp Holdings, Inc.*	22,457	845,282
MARA Holdings, Inc. (x)*	139,256	1,934,266
Mitek Systems, Inc.*	16,200	326,106
N-able, Inc.*	16,200	59,454
nCino, Inc.*	38,600	631,110
NCR Voyix Corp.*	48,180	393,631
NextNav, Inc.*	36,460	650,082
OneSpan, Inc.	14,980	214,963
Ooma, Inc.*	9,610	184,704
PagerDuty, Inc.*	32,300	311,695
PAR Technology Corp.*	15,100	263,042
Porch Group, Inc.*	28,310	425,782
Progress Software Corp.*	15,950	535,601
Q2 Holdings, Inc.*	22,830	1,098,123
Qualys, Inc.*	12,360	1,699,376
Rapid7, Inc.*	23,700	191,970
Red Violet, Inc.*	2,810	179,053
ReposiTrak, Inc.	2,470	22,230
Rimini Street, Inc.*	26,990	114,977
Riot Platforms, Inc.*	128,290	3,512,580
Runway AI, Inc. (r)*	146,096	1,673,712
Samsara, Inc., Class A*	443,372	14,378,554
ServiceTitan, Inc., Class A*	22,100	1,562,691
Silvaco Group, Inc.*	1,900	26,201
SoundHound AI, Inc., Class A (x)*	133,420	863,227
Sprinklr, Inc., Class A*	53,820	277,711
Sprout Social, Inc., Class A*	33,600	253,680
SPS Commerce, Inc.*	13,680	782,086
Telos Corp.*	14,210	65,366
Tenable Holdings, Inc.*	41,850	1,543,428
Teradata Corp.*	34,400	1,191,960
Thryv Holdings, Inc.*	8,380	33,017
Varonis Systems, Inc.*	38,420	1,612,103
Vertex, Inc., Class A*	23,730	272,420
Via Transportation, Inc., Class A*	19,000	344,660
Viant Technology, Inc., Class A*	9,970	126,220
Weave Communications, Inc.*	24,680	147,833
Workiva, Inc., Class A*	17,530	850,380
Xperi, Inc.*	14,012	115,319
Yext, Inc.*	1,900	8,873
Zeta Global Holdings Corp., Class A*	81,590	1,605,691

		109,785,815

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Technology Hardware, Storage & Peripherals (0.2%)
Corsair Gaming, Inc.*	15,810	$152,883
CPI Card Group, Inc.*	940	19,533
Diebold Nixdorf, Inc.*	7,860	668,257
Eastman Kodak Co.*	21,850	202,112
GPGI, Inc., Class A (x)	58,730	930,871
Immersion Corp. (x)	16,250	110,013
Infleqtion, Inc.*	42,260	562,903
Quantum Computing, Inc. (x)*	74,120	718,964
Turtle Beach Corp.*	10,820	134,709
Xerox Holdings Corp. (x)	68,770	215,250

		3,715,495

Total Information Technology		443,713,304

Materials (3.1%)
Chemicals (1.3%)
AdvanSix, Inc.	5,820	115,702
Albemarle Corp.	58,844	7,945,705
Alto Ingredients, Inc.*	24,390	139,023
Ashland, Inc.	16,690	1,099,704
ASP Isotopes, Inc. (x)*	31,850	198,107
Aspen Aerogels, Inc.*	20,630	130,794
Avient Corp.	31,984	1,182,129
Balchem Corp.	11,783	1,990,738
Cabot Corp.	17,600	1,598,432
Chemours Co. (The)	55,200	1,132,704
Core Molding Technologies, Inc.*	1,560	36,816
Ecovyst, Inc.*	39,650	493,642
Flotek Industries, Inc. (x)*	5,920	139,238
FMC Corp.	45,670	525,205
Hawkins, Inc.	7,910	1,124,011
HB Fuller Co.	19,450	1,133,740
Huntsman Corp.	60,360	641,023
Ingevity Corp.*	13,071	976,012
Innospec, Inc.	10,902	887,314
Intrepid Potash, Inc.*	3,670	120,303
Koppers Holdings, Inc.	9,400	422,060
Kronos Worldwide, Inc.	16,790	106,281
LSB Industries, Inc.*	14,000	151,340
Mativ Holdings, Inc.	17,828	134,958
Minerals Technologies, Inc.	11,300	835,861
Orion SA	20,100	133,263
Perimeter Solutions, Inc.*	54,630	1,947,559
PureCycle Technologies, Inc. (x)*	42,310	343,134
Quaker Chemical Corp.	5,010	795,939
Rayonier Advanced Materials, Inc.*	18,990	149,261
Sensient Technologies Corp.	14,910	1,838,254
Stepan Co.	8,200	456,904
Trinseo plc (r)	2,920	5
Tronox Holdings plc	33,520	211,176
Valhi, Inc.	2,410	35,355

		29,171,692

Construction Materials (0.1%)
Knife River Corp.*	20,880	1,746,612
Smith-Midland Corp.*	980	28,420
Titan America SA (x)	10,800	201,528
United States Lime & Minerals, Inc.	3,750	392,513

		2,369,073

Containers & Packaging (0.1%)
Ardagh Metal Packaging SA	48,350	229,179
Greif, Inc., Class A	7,870	586,236
Greif, Inc., Class B (x)	1,920	179,597
Myers Industries, Inc.	12,060	425,839
O-I Glass, Inc.*	50,700	488,241
Ranpak Holdings Corp., Class A*	30,530	223,174
TriMas Corp.	9,830	442,645

		2,574,911

Metals & Mining (1.5%)
Alcoa Corp.	130,487	6,803,592
Alpha Metallurgical Resources, Inc.*	4,250	700,995
Ampco-Pittsburgh Corp.*	1,400	12,110
Caledonia Mining Corp. plc (x)	8,620	164,642
Century Aluminum Co.*	25,220	1,160,372
Commercial Metals Co.	37,185	2,333,359
Compass Minerals International, Inc.*	15,167	472,149
Constellium SE*	48,700	1,552,069
Contango Silver & Gold, Inc. (x)*	11,760	185,690
Critical Metals Corp. (x)*	15,605	159,951
Dakota Gold Corp.*	41,280	175,853
Elemental Royalty Corp. (x)	3,500	61,110
Ferroglobe plc	36,000	114,480
Friedman Industries, Inc.	1,400	45,052
Gold Resource Corp.*	18,500	23,310
Hycroft Mining Holding Corp., Class A (x)*	19,600	458,640
Idaho Strategic Resources, Inc.*	5,600	183,400
Ivanhoe Electric, Inc.*	36,970	355,282
Kaiser Aluminum Corp.	5,690	1,113,135
Lifezone Metals Ltd. (x)*	9,040	35,075
Materion Corp.	7,500	2,230,425
McEwen, Inc. (x)*	18,800	340,844
Metallus, Inc.*	23,400	437,346
MP Materials Corp. (x)*	106,723	5,977,555
NioCorp Developments Ltd.*	51,400	247,748
Novagold Resources, Inc.*	125,200	747,444
Perpetua Resources Corp.*	37,670	782,029
Ramaco Resources, Inc., Class A*	16,000	211,680
Ramaco Resources, Inc., Class B*	500	4,275
Realloys, Inc.*	20,400	294,780
Ryerson Holding Corp.	14,830	364,966
Silver Bow Mining Corp.*	1,600	10,816
SSR Mining, Inc.*	79,330	2,243,452
SunCoke Energy, Inc.	32,100	258,405
Tredegar Corp.*	7,110	56,596
United States Antimony Corp. (x)*	37,900	275,154
US Gold Corp. (x)*	9,300	142,569
US Goldmining, Inc. (x)*	1,000	8,130
USA Rare Earth, Inc.*	69,800	1,506,284
Vista Gold Corp.*	20,300	38,773
Vox Royalty Corp. (x)	15,000	70,950
Warrior Met Coal, Inc.	18,800	1,525,808
Worthington Steel, Inc.	11,699	392,853

		34,279,148

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	6,040	$94,707
Magnera Corp.*	14,600	171,550
Sylvamo Corp.	10,900	412,020

		678,277

Total Materials		69,073,101

Real Estate (2.9%)
Diversified REITs (0.2%)
AH Realty Trust, Inc. (REIT)	24,400	172,752
Alpine Income Property Trust, Inc. (REIT)	6,730	139,715
American Assets Trust, Inc. (REIT)	16,896	417,162
Broadstone Net Lease, Inc. (REIT)	70,000	1,446,900
CTO Realty Growth, Inc. (REIT)	13,080	281,351
Essential Properties Realty Trust, Inc. (REIT)	79,250	2,365,612
Gladstone Commercial Corp. (REIT)	20,570	253,011
Global Net Lease, Inc. (REIT)	65,432	584,962
Modiv Industrial, Inc. (REIT), Class C	1,500	26,100
NexPoint Diversified Real Estate Trust (REIT)	15,567	80,793

		5,768,358

Health Care REITs (0.4%)
CareTrust REIT, Inc. (REIT)	81,600	3,292,560
Chiron Real Estate, Inc. (REIT) (x)	5,140	192,853
Community Healthcare Trust, Inc. (REIT)	9,750	178,230
Diversified Healthcare Trust (REIT)	73,750	685,875
LTC Properties, Inc. (REIT)	17,909	688,601
National Health Investors, Inc. (REIT)	17,450	1,330,737
National Healthcare Properties, Inc. (REIT), Class A*	16,300	238,795
Sabra Health Care REIT, Inc. (REIT)	91,743	1,789,906
Strawberry Fields REIT, Inc. (REIT)	1,850	25,437
Universal Health Realty Income Trust (REIT)	4,530	198,686

		8,621,680

Hotel & Resort REITs (0.4%)
Apple Hospitality REIT, Inc. (REIT)	77,200	1,297,732
Braemar Hotels & Resorts, Inc. (REIT)	19,340	41,775
Chatham Lodging Trust (REIT)	21,040	278,359
DiamondRock Hospitality Co. (REIT)	66,678	812,138
Park Hotels & Resorts, Inc. (REIT) (x)	67,800	966,150
Pebblebrook Hotel Trust (REIT)	37,408	726,089
RLJ Lodging Trust (REIT)	44,987	533,096
Ryman Hospitality Properties, Inc. (REIT)	22,596	2,904,716
Service Properties Trust (REIT)	178,630	301,885
Summit Hotel Properties, Inc. (REIT) (x)	35,200	246,752
Sunstone Hotel Investors, Inc. (REIT)	61,114	699,755
Xenia Hotels & Resorts, Inc. (REIT)	39,601	806,276

		9,614,723

Industrial REITs (0.2%)
Industrial Logistics Properties Trust (REIT)	24,380	216,250
Innovative Industrial Properties, Inc. (REIT)	10,310	639,014
LXP Industrial Trust (REIT)	19,309	1,040,369
One Liberty Properties, Inc. (REIT)	2,900	70,818
Terreno Realty Corp. (REIT)	38,470	2,491,702

		4,458,153

Office REITs (0.3%)
Brandywine Realty Trust (REIT)	42,100	133,457
COPT Defense Properties (REIT)	45,520	1,656,473
Douglas Emmett, Inc. (REIT)	54,200	639,560
Easterly Government Properties, Inc. (REIT), Class A	14,640	364,975
Empire State Realty Trust, Inc. (REIT), Class A	48,200	260,762
Highwoods Properties, Inc. (REIT)	40,100	1,209,416
Hudson Pacific Properties, Inc. (REIT)*	16,385	248,888
JBG SMITH Properties (REIT)	21,680	318,046
NET Lease Office Properties (REIT)	5,900	65,667
Orion Properties, Inc. (REIT)	3,100	8,959
Piedmont Realty Trust, Inc. (REIT)*	42,500	388,875
Postal Realty Trust, Inc. (REIT), Class A (x)	16,660	410,503
SL Green Realty Corp. (REIT) (x)	24,760	1,281,825

		6,987,406

Real Estate Management & Development (0.4%)
AGNT, Inc.	30,940	167,385
American Realty Investors, Inc.*	200	4,454
Compass, Inc., Class A (x)*	238,356	2,938,929
Cushman & Wakefield Ltd.*	85,780	1,148,594
Douglas Elliman, Inc.*	16,200	28,674
Forestar Group, Inc.*	6,080	192,432
FRP Holdings, Inc.*	4,780	119,452
Marcus & Millichap, Inc.	10,000	311,700
Maui Land & Pineapple Co., Inc.*	1,220	21,692
Newmark Group, Inc., Class A	56,930	860,212
Opendoor Technologies, Inc.*	338,300	1,562,946
RE/MAX Holdings, Inc., Class A*	15,030	148,196
Real Brokerage, Inc. (The)*	51,750	94,185
RMR Group, Inc. (The), Class A	9,430	193,598
Seaport Entertainment Group, Inc. (x)*	2,600	69,160
St Joe Co. (The)	12,430	778,491
Tejon Ranch Co.*	8,340	155,958
Transcontinental Realty Investors, Inc.*	150	6,899

		8,802,957

Residential REITs (0.1%)
BRT Apartments Corp. (REIT)	2,180	33,506
Centerspace (REIT)	5,632	316,462
Independence Realty Trust, Inc. (REIT)	86,288	1,440,147
NexPoint Residential Trust, Inc. (REIT)	8,700	242,904
UMH Properties, Inc. (REIT)	28,440	430,582

		2,463,601

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Retail REITs (0.7%)
Acadia Realty Trust (REIT)	49,086	$1,026,388
Alexander’s, Inc. (REIT)	310	85,424
CBL & Associates Properties, Inc. (REIT)	9,400	499,046
Curbline Properties Corp. (REIT)	35,550	1,080,720
FrontView REIT, Inc. (REIT)	7,500	151,725
Getty Realty Corp. (REIT)	20,954	699,025
InvenTrust Properties Corp. (REIT)	25,540	904,116
Kite Realty Group Trust (REIT)	70,140	1,990,573
Macerich Co. (The) (REIT) (x)	102,700	2,587,013
NETSTREIT Corp. (REIT) (x)	35,580	751,805
Phillips Edison & Co., Inc. (REIT)	46,208	1,923,177
Saul Centers, Inc. (REIT)	3,740	139,839
SITE Centers Corp. (REIT)	9,875	39,204
Tanger, Inc. (REIT)	41,270	1,628,927
Urban Edge Properties (REIT)	43,800	1,002,144
Whitestone REIT (REIT)	18,120	343,555

		14,852,681

Specialized REITs (0.2%)
Farmland Partners, Inc. (REIT)	23,340	225,931
Four Corners Property Trust, Inc. (REIT)	40,030	982,737
Gladstone Land Corp. (REIT) (x)	13,790	117,629
Outfront Media, Inc. (REIT)	57,920	1,897,459
Safehold, Inc. (REIT)	18,269	286,823
Smartstop Self Storage REIT, Inc. (REIT)	18,100	588,250

		4,098,829

Total Real Estate		65,668,388

Utilities (1.3%)
Electric Utilities (0.3%)
Genie Energy Ltd., Class B	6,580	95,081
Hawaiian Electric Industries, Inc.*	59,650	807,065
MGE Energy, Inc.	12,210	995,603
Otter Tail Corp.	12,880	1,158,942
Portland General Electric Co.	42,500	2,202,775
TXNM Energy, Inc.	37,500	2,129,250

		7,388,716

Gas Utilities (0.5%)
Brookfield Infrastructure Corp., Class A	45,329	1,745,167
Chesapeake Utilities Corp.	8,740	1,070,475
New Jersey Resources Corp.	37,010	2,074,040
Northwest Natural Holding Co.	13,800	677,028
ONE Gas, Inc.	22,880	1,763,362
RGC Resources, Inc.	1,630	38,957
Southwest Gas Holdings, Inc.	26,550	2,354,454
Spire, Inc.	21,270	1,660,974

		11,384,457

Independent Power and Renewable Electricity Producers (0.1%)
Hallador Energy Co.*	11,570	201,202
Montauk Renewables, Inc. (x)*	37,360	58,282
Ormat Technologies, Inc.	22,620	2,463,318

		2,722,802

Multi-Utilities (0.2%)
Avista Corp.	27,570	1,127,889
Black Hills Corp.	27,900	2,075,760
Northwestern Energy Group, Inc.	22,501	1,611,521
Unitil Corp.	5,800	305,602

		5,120,772

Water Utilities (0.2%)
American States Water Co.	14,300	1,181,609
Cadiz, Inc.*	29,160	121,889
California Water Service Group	21,830	1,062,029
Consolidated Water Co. Ltd.	6,120	180,540
Global Water Resources, Inc.	5,920	42,861
H2O America (x)	12,700	771,779
Middlesex Water Co.	6,000	336,960
Pure Cycle Corp.*	6,350	68,009
York Water Co. (The)	5,060	155,089

		3,920,765

Total Utilities		30,537,512

Total Common Stocks (99.2%) (Cost $1,586,481,170)		2,234,159,189

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)†
Food Products (0.0%)†
TreeHouse Foods, Inc., CVR*	15,950	27,912

Total Consumer Staples		27,912

Health Care (0.0%)†
Biotechnology (0.0%)†
89bio, Inc., CVR*	40,150	12,046
Aduro Biotech, Inc., CVR (r)*	1,252	—
Akero Therapeutics, Inc., CVR*	24,840	12,420
Cartesian Therapeutics, Inc. (x)*	5,920	799
Chinook Therapeutics, Inc., CVR*	19,340	3,868
Metsera, Inc., CVR (x)*	18,043	81,194
Sanofi Aatd, Inc., CVR (r)*	10,800	5,244

		115,571

Health Care Equipment & Supplies (0.0%)†
Paragon 28, Inc., CVR (r)*	18,460	1,246

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27 (r)(x)*	4,966	—

Pharmaceuticals (0.0%)†
Rain Oncology, Inc., CVR (r)(x)*	21,290	798

Total Health Care		117,615

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	26,500	39,750

Total Materials		39,750

Total Rights (0.0%)† (Cost $148,054)		185,277

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.8%)
Allspring Government Money Market Fund, Select Shares 3.57% (7 day yield) (xx)	5,000,000	$5,000,000
BlackRock Liquidity FedFund, Institutional Shares 3.54% (7 day yield) (xx)	5,015,651	5,015,651
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	20,000,000	20,000,000
Goldman Sachs Financial Square Funds – Government Fund 3.53% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	27,006,515	27,006,515
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 3.56% (7 day yield) (xx)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		62,022,166

Total Short-Term Investments (2.8%) (Cost $62,022,166)		62,022,166

Total Investments in Securities (102.0%) (Cost $1,648,651,390)		2,296,366,632
Other Assets Less Liabilities (-2.0%)		(45,586,338)

Net Assets (100%)		$2,250,780,294

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the market value or fair value, as applicable, of these securities amounted to $407,712 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $69,908,391. This was collateralized by $10,121,783 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/9/26 – 11/15/55 and by cash of $62,022,166 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:
ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	66	9/2026	USD	10,050,480	239,164

					239,164

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$38,209,975	$—	$—		$38,209,975
Consumer Discretionary	213,345,627	—	—		213,345,627
Consumer Staples	33,753,669	—	—		33,753,669
Energy	97,401,986	—	—		97,401,986
Financials	288,713,095	—	—	(a)	288,713,095
Health Care	475,120,059	—	—	(a)	475,120,059
Industrials	478,622,473	—	—		478,622,473
Information Technology	442,039,592	—	1,673,712		443,713,304
Materials	69,073,096	—	5		69,073,101
Real Estate	65,668,388	—	—		65,668,388
Utilities	30,537,512	—	—		30,537,512
Futures	239,164	—	—		239,164
Rights
Consumer Staples	—	27,912	—		27,912
Health Care	—	110,327	7,288		117,615
Materials	—	39,750	—		39,750
Short-Term Investments
Investment Companies	62,022,166	—	—		62,022,166

Total Assets	$2,294,746,802	$177,989	$1,681,005		$2,296,605,796

Total Liabilities	$—	$—	$—		$—

Total	$2,294,746,802	$177,989	$1,681,005		$2,296,605,796

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$239,164	*

Total		$239,164

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$892,017	$892,017

Total	$892,017	$892,017

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$569,062	$569,062

Total	$569,062	$569,062

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$7,447,000

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$912,253,806
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,023,171,935

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$759,044,124
Aggregate gross unrealized depreciation	(124,119,422)

Net unrealized appreciation	$634,924,702

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,661,681,094

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $1,648,651,390)	$2,296,366,632
Cash	12,117,775
Cash held as collateral at broker for futures	868,970
Receivable for securities sold	9,343,590
Due from Custodian	2,317,328
Dividends, interest and other receivables	1,015,507
Receivable for Portfolio shares sold	53,721
Securities lending income receivable	34,342
Other assets	21,638

Total assets	2,322,139,503

LIABILITIES
Payable for return of collateral on securities loaned	62,022,166
Payable for securities purchased	6,915,916
Investment management fees payable	917,895
Payable for Portfolio shares repurchased	790,884
Distribution fees payable – Class IB	334,250
Administrative fees payable	224,957
Due to broker for futures variation margin	15,500
Accrued expenses	137,641

Total liabilities	71,359,209

Commitments and contingent liabilities^
NET ASSETS	$2,250,780,294

Net assets were comprised of:
Paid in capital	$1,314,544,557
Total distributable earnings (loss)	936,235,737

Net assets	$2,250,780,294

Class IB
Net asset value, offering and redemption price per share, $1,669,959,608 / 93,380,721 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.88

Class K
Net asset value, offering and redemption price per share, $580,820,686 / 27,118,526 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.42

(x)	Includes value of securities on loan of $69,908,391.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $14,280 foreign withholding tax)	$7,959,218
Interest	458,072
Securities lending (net)	365,304

Total income	8,782,594

EXPENSES
Investment management fees	5,244,572
Distribution fees – Class IB	1,894,944
Administrative fees	1,277,247
Custodian fees	87,858
Professional fees	60,437
Printing and mailing expenses	52,512
Trustees’ fees	31,426
Miscellaneous	21,071

Total expenses	8,670,067

NET INVESTMENT INCOME (LOSS)	112,527

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	278,022,564
Futures contracts	892,017

Net realized gain (loss)	278,914,581

Change in unrealized appreciation (depreciation) on:
Investments in securities	118,691,974
Futures contracts	569,062

Net change in unrealized appreciation (depreciation)	119,261,036

NET REALIZED AND UNREALIZED GAIN (LOSS)	398,175,617

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$398,288,144

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$112,527	$(493,172)
Net realized gain (loss)	278,914,581	177,178,556
Net change in unrealized appreciation (depreciation)	119,261,036	(582,778)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	398,288,144	176,102,606

Distributions to shareholders:
Class IB	—	(141,104,165)
Class K	—	(43,501,892)

Total distributions to shareholders	—	(184,606,057)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,830,176 and 4,512,582 shares, respectively ]	29,143,515	65,975,124
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,277,974 shares, respectively ]	—	141,104,165
Capital shares repurchased [ (6,940,091) and (12,769,632) shares, respectively ]	(110,581,949)	(189,455,617)

Total Class IB transactions	(81,438,434)	17,623,672

Class K
Capital shares sold [ 48,291 and 2,579,343 shares, respectively ]	886,117	38,650,969
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,395,962 shares, respectively ]	—	43,501,892
Capital shares repurchased [ (2,175,321) and (4,658,311) shares, respectively ]	(41,784,936)	(82,187,187)

Total Class K transactions	(40,898,819)	(34,326)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(122,337,253)	17,589,346

TOTAL INCREASE (DECREASE) IN NET ASSETS	275,950,891	9,085,895

NET ASSETS:
Beginning of period	1,974,829,403	1,965,743,508

End of period	$2,250,780,294	$1,974,829,403

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.80		$14.95	$14.45	$12.33	$18.07	$19.52

Income (loss) from investment operations†:
Net investment income (loss) (e)	—	#	(0.01)*	— #	0.02	0.01	(0.05	)(aa)
Net realized and unrealized gain (loss)	3.08		1.41	2.09	2.16	(5.13)	2.48

Total from investment operations	3.08		1.40	2.09	2.18	(5.12)	2.43

Less distributions:
Dividends from net investment income	—		(0.02)	(0.05)	(0.04)	(0.02)	—
Distributions from net realized gains	—		(1.53)	(1.54)	(0.02)	(0.60)	(3.88)

Total dividends and distributions	—		(1.55)	(1.59)	(0.06)	(0.62)	(3.88)

Net asset value, end of period	$17.88		$14.80	$14.95	$14.45	$12.33	$18.07

Total return (b)(y)	20.81%		9.21%	13.93%	17.70%	(28.42)%	12.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,669,960		$1,457,240	$1,456,766	$841,466	$745,413	$1,009,287
Ratio of expenses to average net assets (a)(f)	0.91%		0.92%	0.92%	0.93%	0.91%	0.90%
Ratio of net investment income (loss) to average net assets (a)(g)	(0.05)%		(0.09)%	(0.01)%	0.16%	0.09%	(0.25	)%(bb)
Portfolio turnover rate^	45	%(z)	54%	51%	38%	42%	44%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022	2021
Net asset value, beginning of period	$17.70		$17.59	$16.76	$14.29	$20.82	$21.89

Income (loss) from investment operations†:
Net investment income (loss) (e)	0.02		0.03	0.04	0.06	0.06	—	(aa)
Net realized and unrealized gain (loss)	3.70		1.67	2.42	2.50	(5.93)	2.81

Total from investment operations	3.72		1.70	2.46	2.56	(5.87)	2.81

Less distributions:
Dividends from net investment income	—		(0.06)	(0.09)	(0.07)	(0.06)	—
Distributions from net realized gains	—		(1.53)	(1.54)	(0.02)	(0.60)	(3.88)

Total dividends and distributions	—		(1.59)	(1.63)	(0.09)	(0.66)	(3.88)

Net asset value, end of period	$21.42		$17.70	$17.59	$16.76	$14.29	$20.82

Total return (b)(y)	21.02%		9.52%	14.20%	17.97%	(28.28)%	13.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$580,821		$517,590	$508,978	$513,536	$513,527	$647,127
Ratio of expenses to average net assets (a)(f)	0.66%		0.67%	0.67%	0.68%	0.66%	0.65%
Ratio of net investment income (loss) to average net assets (a)(g)	0.20%		0.16%	0.23%	0.41%	0.35%	(0.01	)%(bb)
Portfolio turnover rate^	45	%(z)	54%	51%	38%	42%	44%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period may not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

*	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $(0.06) and $(0.01) for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.05% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (0.6%)
Media (0.6%)
Publicis Groupe SA	37,446	$3,701,084

Total Communication Services		3,701,084

Consumer Discretionary (4.3%)
Automobile Components (1.5%)
BorgWarner, Inc.	50,263	3,337,463
Cie Generale des Etablissements Michelin SCA	84,779	3,274,650
Gentex Corp.	145,748	3,683,052

		10,295,165

Distributors (0.6%)
Pool Corp.	18,154	3,901,295

Hotels, Restaurants & Leisure (0.6%)
Sodexo SA (x)	64,791	3,750,439

Household Durables (1.5%)
Mohawk Industries, Inc.*	20,926	2,538,952
PulteGroup, Inc.	55,621	7,631,757

		10,170,709

Specialty Retail (0.1%)
Tractor Supply Co.	21,397	676,359

Total Consumer Discretionary		28,793,967

Consumer Staples (6.0%)
Beverages (0.7%)
Heineken NV	58,561	4,925,619

Consumer Staples Distribution & Retail (1.4%)
Koninklijke Ahold Delhaize NV	150,146	6,042,672
Target Corp.	24,192	3,159,717

		9,202,389

Food Products (0.4%)
Mondelez International, Inc., Class A	42,965	2,485,096

Household Products (3.0%)
Colgate-Palmolive Co.	28,342	2,598,395
Henkel AG & Co. KGaA (Preference) (q)	35,865	3,014,031
Kimberly-Clark Corp.	134,195	14,730,585

		20,343,011

Personal Care Products (0.5%)
Estee Lauder Cos., Inc. (The), Class A	24,877	1,964,039
Kenvue, Inc.	66,142	1,263,974

		3,228,013

Total Consumer Staples		40,184,128

Energy (5.4%)
Energy Equipment & Services (2.4%)
Baker Hughes Co.	181,203	10,056,766
SLB Ltd.	136,530	6,347,280

		16,404,046

Oil, Gas & Consumable Fuels (3.0%)
Devon Energy Corp.	67,137	2,774,101
Diamondback Energy, Inc.	50,369	8,853,863
EQT Corp.	91,075	4,842,458
Phillips 66	21,121	3,570,505

		20,040,927

Total Energy		36,444,973

Financials (17.1%)
Banks (7.0%)
Commerce Bancshares, Inc.	232,071	$13,402,100
First Hawaiian, Inc.	154,706	4,532,886
Prosperity Bancshares, Inc.	128,307	9,370,260
Truist Financial Corp.	155,902	7,767,038
US Bancorp	131,759	7,958,243
Westamerica Bancorp	68,040	3,991,907

		47,022,434

Capital Markets (3.8%)
Ameriprise Financial, Inc.	13,296	6,099,673
Northern Trust Corp.	57,929	10,070,377
Raymond James Financial, Inc.	26,396	4,012,984
T. Rowe Price Group, Inc.	42,765	4,861,953

		25,044,987

Insurance (6.3%)
Allstate Corp. (The)	36,613	8,711,697
Hanover Insurance Group, Inc. (The)	5,794	1,240,611
Marsh & McLennan Cos., Inc.	58,425	9,737,695
Reinsurance Group of America, Inc.	41,272	8,776,491
Selective Insurance Group, Inc.	36,571	3,547,753
Willis Towers Watson plc	39,191	10,243,352

		42,257,599

Total Financials		114,325,020

Health Care (15.0%)
Health Care Equipment & Supplies (6.5%)
Becton Dickinson & Co.	71,087	10,757,596
Envista Holdings Corp.*	179,499	4,729,798
GE HealthCare Technologies, Inc.	125,367	8,024,742
Medtronic plc	83,262	6,513,586
Zimmer Biomet Holdings, Inc.	155,433	13,381,227

		43,406,949

Health Care Providers & Services (7.1%)
Cencora, Inc.	23,010	6,511,370
Henry Schein, Inc.*	157,679	13,169,350
Humana, Inc.	7,589	3,014,503
Labcorp Holdings, Inc.	43,407	12,153,960
Quest Diagnostics, Inc.	30,072	6,373,760
Universal Health Services, Inc., Class B	39,647	5,895,113

		47,118,056

Life Sciences Tools & Services (1.4%)
IQVIA Holdings, Inc.*	36,593	7,070,499
Waters Corp.*	6,495	2,435,885

		9,506,384

Total Health Care		100,031,389

Industrials (16.1%)
Aerospace & Defense (1.6%)
L3Harris Technologies, Inc.	23,360	6,788,182
Textron, Inc.	41,409	3,798,448

		10,586,630

Building Products (3.3%)
A.O. Smith Corp.	98,897	6,202,820
Daikin Industries Ltd.	32,800	4,982,295
Masco Corp.	51,187	4,165,086
Owens Corning	40,383	6,419,282

		21,769,483

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (0.4%)
Republic Services, Inc.	11,089	$2,362,844

Electrical Equipment (0.8%)
Sensata Technologies Holding plc	115,657	5,521,465

Ground Transportation (2.2%)
Canadian Pacific Kansas City Ltd.	57,104	4,950,825
CSX Corp.	109,012	5,181,341
Norfolk Southern Corp.	15,119	4,756,286

		14,888,452

Machinery (4.0%)
Cummins, Inc.	4,878	3,479,038
Fortive Corp.	60,164	3,675,419
Gates Industrial Corp. plc*	86,559	2,421,055
IDEX Corp.	9,839	2,232,961
Oshkosh Corp. (x)	25,569	3,924,330
PACCAR, Inc.	19,601	2,354,472
Stanley Black & Decker, Inc.	45,859	4,316,249
Timken Co. (The)	15,550	2,259,726
Toro Co. (The)	24,085	2,346,361

		27,009,611

Passenger Airlines (0.8%)
Southwest Airlines Co.	104,066	5,351,074

Trading Companies & Distributors (3.0%)
Bunzl plc	285,345	9,955,865
MSC Industrial Direct Co., Inc., Class A	58,490	6,957,386
Sunbelt Rentals Holdings, Inc. (x)	43,960	3,208,328

		20,121,579

Total Industrials		107,611,138

Information Technology (9.2%)
Communications Equipment (0.8%)
F5, Inc.*	13,447	5,593,414

Electronic Equipment, Instruments & Components (2.7%)
CDW Corp.	35,986	5,061,071
Ralliant Corp.	77,210	5,684,972
TE Connectivity plc	19,750	3,981,798
Vontier Corp.	105,446	3,057,934

		17,785,775

IT Services (1.9%)
Akamai Technologies, Inc.*	40,038	4,732,892
Amdocs Ltd.	90,441	4,570,888
Cognizant Technology Solutions Corp., Class A	90,803	3,516,800

		12,820,580

Semiconductors & Semiconductor Equipment (1.9%)
Infineon Technologies AG	49,992	4,667,080
NXP Semiconductors NV	16,652	4,679,712
Teradyne, Inc.	7,189	3,478,326

		12,825,118

Software (0.8%)
Roper Technologies, Inc.	11,282	3,817,716
Trimble, Inc.*	34,830	1,782,600

		5,600,316

Technology Hardware, Storage & Peripherals (1.1%)
Hewlett Packard Enterprise Co.	72,147	3,254,551
HP, Inc.	181,801	3,988,714

		7,243,265

Total Information Technology		61,868,468

Materials (4.3%)
Chemicals (1.1%)
CF Industries Holdings, Inc.	24,875	2,692,967
PPG Industries, Inc.	37,202	4,512,231

		7,205,198

Construction Materials (0.8%)
Amrize Ltd.	103,232	5,502,266

Containers & Packaging (1.6%)
Packaging Corp. of America	45,923	10,942,532

Metals & Mining (0.8%)
Reliance, Inc.	13,986	5,225,170

Total Materials		28,875,166

Real Estate (7.9%)
Health Care REITs (1.8%)
CareTrust REIT, Inc. (REIT)	62,389	2,517,396
Healthpeak Properties, Inc. (REIT)	228,166	4,882,753
Ventas, Inc. (REIT)	53,569	4,756,927

		12,157,076

Residential REITs (1.6%)
Equity Residential (REIT)	130,555	8,868,601
Essex Property Trust, Inc. (REIT)	6,694	1,951,903

		10,820,504

Retail REITs (2.2%)
Agree Realty Corp. (REIT) (x)	39,035	2,956,511
Realty Income Corp. (REIT)	147,453	9,136,188
Regency Centers Corp. (REIT)	31,827	2,537,885

		14,630,584

Specialized REITs (2.3%)
American Tower Corp. (REIT)	31,249	5,111,399
Iron Mountain, Inc. (REIT)	33,677	4,253,742
Public Storage (REIT)	10,377	3,303,103
VICI Properties, Inc. (REIT), Class A	87,406	2,320,629

		14,988,873

Total Real Estate		52,597,037

Utilities (9.7%)
Electric Utilities (5.9%)
Duke Energy Corp.	63,100	7,987,198
Evergy, Inc.	127,151	10,989,661
Eversource Energy	31,218	2,256,125
Pinnacle West Capital Corp.	21,990	2,352,930
PPL Corp.	144,440	5,250,394
Xcel Energy, Inc.	135,235	10,859,370

		39,695,678

Gas Utilities (2.2%)
ONE Gas, Inc.	121,036	9,328,244
Spire, Inc.	71,230	5,562,351

		14,890,595

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (1.6%)
Northwestern Energy Group, Inc.	73,489	$5,263,282
WEC Energy Group, Inc.	45,246	5,283,376

		10,546,658

Total Utilities		65,132,931

Total Common Stocks (95.6%) (Cost $565,464,974)		639,565,301

MASTER LIMITED PARTNERSHIP:
Energy (1.6%)
Oil, Gas & Consumable Fuels (1.6%)
Enterprise Products Partners LP (Cost $7,574,714)	285,190	10,483,584

SHORT-TERM INVESTMENTS:
Investment Companies (2.1%)
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	300,000	300,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	3,336,754	3,336,754
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	10,699,661	10,699,661
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	44,019	44,019

Total Investment Companies		14,380,434

Total Short-Term Investments (2.1%) (Cost $14,381,346)		14,380,434

Total Investments in Securities (99.3%) (Cost $587,421,034)		664,429,319
Other Assets Less Liabilities (0.7%)		4,413,693

Net Assets (100%)		$668,843,012

*	Non-income producing.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $8,323,610. This was collateralized by $5,865,799 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/9/26 – 5/15/56 and by cash of $3,680,773 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CAD	— Canadian Dollar
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Forward Foreign Currency Contracts outstanding as of June 30, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,808,741	CAD	2,551,455	Goldman Sachs & Co. LLC	9/25/2026	2,735
USD	1,808,820	CAD	2,551,455	JPMorgan Chase Bank	9/25/2026	2,815
USD	6,139,356	EUR	5,346,325	Bank of America	9/25/2026	8,470
USD	6,141,479	EUR	5,346,325	Citibank NA	9/25/2026	10,593
USD	6,138,102	EUR	5,346,325	Morgan Stanley	9/25/2026	7,216
USD	6,138,618	EUR	5,346,325	UBS AG	9/25/2026	7,733
USD	4,261,970	JPY	681,944,800	Bank of America	9/25/2026	38,335

Total unrealized appreciation						77,897

USD	301,174	CAD	425,972	Bank of America	9/25/2026	(343)
USD	361,177	CAD	510,752	Goldman Sachs & Co. LLC	9/25/2026	(350)
USD	5,604,630	GBP	4,227,823	Bank of America	9/25/2026	(3,403)
USD	5,605,148	GBP	4,227,823	JPMorgan Chase Bank	9/25/2026	(2,885)

Total unrealized depreciation						(6,981)

Net unrealized appreciation						70,916

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$—	$3,701,084	$—	$3,701,084
Consumer Discretionary	21,768,878	7,025,089	—	28,793,967
Consumer Staples	26,201,806	13,982,322	—	40,184,128
Energy	36,444,973	—	—	36,444,973
Financials	114,325,020	—	—	114,325,020
Health Care	100,031,389	—	—	100,031,389
Industrials	89,464,650	18,146,488	—	107,611,138
Information Technology	57,201,388	4,667,080	—	61,868,468
Materials	28,875,166	—	—	28,875,166
Real Estate	52,597,037	—	—	52,597,037
Utilities	65,132,931	—	—	65,132,931
Forward Currency Contracts	—	77,897	—	77,897
Master Limited Partnerships
Energy	10,483,584	—	—	10,483,584
Short-Term Investments
Investment Companies	14,380,434	—	—	14,380,434

Total Assets	$616,907,256	$47,599,960	$—	$664,507,216

Liabilities:
Forward Currency Contracts	$—	$(6,981)	$—	$(6,981)

Total Liabilities	$—	$(6,981)	$—	$(6,981)

Total	$616,907,256	$47,592,979	$—	$664,500,235

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$77,897

Total		$77,897

	Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	$(6,981)

Total		$(6,981)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$1,324,497	$1,324,497

Total	$1,324,497	$1,324,497

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$136,608	$136,608

Total	$136,608	$136,608

^ The Portfolio held forward foreign currency contracts for hedging.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2026:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$46,805	$(3,746)	$—	$43,059
Citibank NA	10,593	—	—	10,593
Goldman Sachs & Co. LLC	2,735	(350)	—	2,385
JPMorgan Chase Bank	2,815	(2,815)	—	—
Morgan Stanley	7,216	—	—	7,216
UBS AG	7,733	—	—	7,733

Total	$77,897	$(6,911)	$—	$70,986

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$3,746	$(3,746)	$—	$—
Goldman Sachs & Co. LLC	350	(350)	—	—
JPMorgan Chase Bank	2,885	(2,815)	—	70

Total	$6,981	$(6,911)	$—	$70

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$4,456,000
Average settlement value sold — in USD	48,756,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$245,254,576
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$263,872,282

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$105,133,373
Aggregate gross unrealized depreciation	(27,202,692)

Net unrealized appreciation	$77,930,681

Federal income tax cost of investments in securities and derivative instruments, if applicable	$586,569,554

For the period ended June 30, 2026, the Portfolio incurred approximately $10,093 as brokerage commissions with Bernstein Institutional Services, LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $587,421,034)	$664,429,319
Cash	8,700,000
Foreign cash (Cost $271)	266
Dividends, interest and other receivables	1,719,067
Receivable for securities sold	1,489,129
Receivable for Portfolio shares sold	80,036
Unrealized appreciation on forward foreign currency contracts	77,897
Securities lending income receivable	1,857
Other assets	8,315

Total assets	676,505,886

LIABILITIES
Payable for return of collateral on securities loaned	3,680,773
Payable for securities purchased	3,061,516
Payable for Portfolio shares repurchased	338,397
Investment management fees payable	336,925
Distribution fees payable – Class IB	119,053
Administrative fees payable	48,590
Unrealized depreciation on forward foreign currency contracts	6,981
Accrued expenses	70,639

Total liabilities	7,662,874

Commitments and contingent liabilities^
NET ASSETS	$668,843,012

Net assets were comprised of:
Paid in capital	$565,222,969
Total distributable earnings (loss)	103,620,043

Net assets	$668,843,012

Class IB
Net asset value, offering and redemption price per share, $588,101,797 / 24,370,472 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.13

Class K
Net asset value, offering and redemption price per share, $80,741,215 / 3,342,359 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.16

(x)	Includes value of securities on loan of $8,323,610.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $79,196 foreign withholding tax)	$8,096,787
Interest	148,656
Securities lending (net)	5,073

Total income	8,250,516

EXPENSES
Investment management fees	2,887,076
Distribution fees – Class IB	704,724
Administrative fees	287,960
Professional fees	43,859
Custodian fees	34,095
Printing and mailing expenses	21,920
Trustees’ fees	9,997
Miscellaneous	11,739

Gross expenses	4,001,370
Less: Waiver from investment manager	(892,448)

Net expenses	3,108,922

NET INVESTMENT INCOME (LOSS)	5,141,594

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	16,262,832
Forward foreign currency contracts	1,324,497
Foreign currency transactions	(12,454)

Net realized gain (loss)	17,574,875

Change in unrealized appreciation (depreciation) on:
Investments in securities	46,896,701
Forward foreign currency contracts	136,608
Foreign currency translations	(4,788)

Net change in unrealized appreciation (depreciation)	47,028,521

NET REALIZED AND UNREALIZED GAIN (LOSS)	64,603,396

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$69,744,990

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,141,594	$10,568,669
Net realized gain (loss)	17,574,875	35,034,259
Net change in unrealized appreciation (depreciation)	47,028,521	6,010,168

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	69,744,990	51,613,096

Distributions to shareholders:
Class IB	—	(45,718,439)
Class K	—	(6,527,061)

Total distributions to shareholders	—	(52,245,500)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 668,778 and 1,522,324 shares, respectively ]	15,313,401	34,076,839
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,059,007 shares, respectively ]	—	45,718,439
Capital shares repurchased [ (1,463,087) and (2,867,037) shares, respectively ]	(33,655,130)	(64,152,242)

Total Class IB transactions	(18,341,729)	15,643,036

Class K
Capital shares sold [ 31,507 and 214,803 shares, respectively ]	724,705	4,396,027
Capital shares issued in reinvestment of dividends and distributions [ 0 and 294,046 shares, respectively ]	—	6,527,061
Capital shares repurchased [ (180,621) and (589,843) shares, respectively ]	(4,149,342)	(13,070,187)

Total Class K transactions	(3,424,637)	(2,147,099)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(21,766,366)	13,495,937

TOTAL INCREASE (DECREASE) IN NET ASSETS	47,978,624	12,863,533
NET ASSETS:
Beginning of period	620,864,388	608,000,855

End of period	$668,843,012	$620,864,388

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022		2021
Net asset value, beginning of period	$21.67		$21.70	$21.57	$21.50	$25.00		$23.11

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18		0.38	0.40	0.39	0.41	(1)	0.34
Net realized and unrealized gain (loss)	2.28		1.54	1.45	0.87	(0.76)		4.88

Total from investment operations	2.46		1.92	1.85	1.26	(0.35)		5.22

Less distributions:
Dividends from net investment income	—		(0.28)	(0.42)	(0.33)	(0.70)		(0.30)
Distributions from net realized gains	—		(1.67)	(1.30)	(0.86)	(2.45)		(3.03)

Total dividends and distributions	—		(1.95)	(1.72)	(1.19)	(3.15)		(3.33)

Net asset value, end of period	$24.13		$21.67	$21.70	$21.57	$21.50		$25.00

Total return (b)(y)	11.35%		8.72%	8.37%	5.98%	(1.47)%		23.02%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$588,102		$545,231	$530,512	$524,357	$510,935		$525,686
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	1.00%		1.00%	1.00%	1.00%	1.00%		1.00%
Before waivers (a)(f)	1.28%		1.28%	1.29%	1.29%	1.28%		1.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	1.57%		1.70%	1.79%	1.82%	1.71	%(aa)	1.28%
Before waivers (a)(g)	1.29%		1.41%	1.50%	1.52%	1.43	%(aa)	1.00%
Portfolio turnover rate^	39	%(z)	73%	58%	49%	75%		51%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022		2021
Net asset value, beginning of period	$21.66		$21.69	$21.56	$21.49	$24.99		$23.09

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21		0.44	0.46	0.44	0.48	(1)	0.39
Net realized and unrealized gain (loss)	2.29		1.54	1.45	0.87	(0.77)		4.91

Total from investment operations	2.50		1.98	1.91	1.31	(0.29)		5.30

Less distributions:
Dividends from net investment income	—		(0.34)	(0.48)	(0.38)	(0.76)		(0.37)
Distributions from net realized gains	—		(1.67)	(1.30)	(0.86)	(2.45)		(3.03)

Total dividends and distributions	—		(2.01)	(1.78)	(1.24)	(3.21)		(3.40)

Net asset value, end of period	$24.16		$21.66	$21.69	$21.56	$21.49		$24.99

Total return (b)(y)	11.54%		8.98%	8.62%	6.23%	(1.24)%		23.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$80,741		$75,633	$77,489	$77,891	$80,988		$79,617
Ratio of expenses to average net assets:
After waivers (a)(f)(k)	0.75%		0.75%	0.75%	0.75%	0.75%		0.75%
Before waivers (a)(f)	1.03%		1.03%	1.04%	1.04%	1.03%		1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	1.82%		1.95%	2.04%	2.06%	1.98	%(aa)	1.48%
Before waivers (a)(g)	1.54%		1.67%	1.75%	1.77%	1.70	%(aa)	1.20%
Portfolio turnover rate^	39	%(z)	73%	58%	49%	75%		51%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.37 and $0.44 for Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IB for the period ended June 30, 2026 and year ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(k)

Including direct and indirect expenses, the net expense ratio after waivers would be 0.75% for Class K for the period ended June 30, 2026 and year ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.17% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (65.1%)
iShares Core MSCI EAFE ETF	338,800	$32,721,304
iShares Core S&P 500 ETF	40,300	30,180,267
iShares Core S&P Mid-Cap ETF	102,200	7,880,642
iShares Russell 2000 ETF (x)	17,300	5,197,785
State Street SPDR Portfolio S&P 500 ETF	344,100	30,239,508
Vanguard S&P 500 ETF	44,000	30,219,640

Total Equity		136,439,146

Fixed Income (34.5%)
Vanguard Intermediate-Term Corporate Bond ETF (x)	876,200	72,417,930

Total Exchange Traded Funds (99.6%) (Cost$ $166,873,263)		208,857,076

SHORT-TERM INVESTMENTS:
Investment Companies (2.2%)
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	3,837,815	3,837,815
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	870,134	870,134

Total Investment Companies		4,707,949

Total Short-Term Investments (2.2%) (Cost $4,708,145)		4,707,949

Total Investments in Securities (101.8%) (Cost $171,581,408)		213,565,025
Other Assets Less Liabilities (-1.8%)		(3,829,854)

Net Assets (100%)		$209,735,171

(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $17,250,807. This was collateralized by $13,920,249 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.250%, maturing 7/9/26 – 5/15/56 and by cash of $3,837,815 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$208,857,076	$—	$—	$208,857,076
Short-Term Investments
Investment Companies	4,707,949	—	—	4,707,949

Total Assets	$213,565,025	$—	$—	$213,565,025

Total Liabilities	$—	$—	$—	$—

Total	$213,565,025	$—	$—	$213,565,025

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$103,350,491
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$98,669,264

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,041,162
Aggregate gross unrealized depreciation	(1,428,635)

Net unrealized appreciation	$39,612,527

Federal income tax cost of investments in securities and derivative instruments, if applicable	$173,952,498

For the period ended June 30, 2026, the Portfolio incurred approximately $1.351 as brokerage commissions with Bernstein Institutional Services, LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $171,581,408)	$213,565,025
Cash	299,999
Receivable for securities sold	521,242
Receivable for Portfolio shares sold	45,698
Securities lending income receivable	8,938
Dividends, interest and other receivables	3,480
Other assets	2,675

Total assets	214,447,057

LIABILITIES
Payable for return of collateral on securities loaned	3,837,815
Payable for securities purchased	637,021
Investment management fees payable	116,817
Distribution fees payable – Class IB	42,619
Administrative fees payable	21,275
Payable for Portfolio shares repurchased	20,051
Accrued expenses	36,288

Total liabilities	4,711,886

Commitments and contingent liabilities^
NET ASSETS	$209,735,171

Net assets were comprised of:
Paid in capital	$166,618,480
Total distributable earnings (loss)	43,116,691

Net assets	$209,735,171

Class IB
Net asset value, offering and redemption price per share, $209,735,171 / 14,705,621 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.26

(x)	Includes value of securities on loan of $17,250,807.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends	$2,466,216
Interest	5,131
Securities lending (net)	77,096

Total income	2,548,443

EXPENSES
Investment management fees	799,957
Distribution fees – Class IB	249,986
Administrative fees	124,489
Professional fees	28,996
Printing and mailing expenses	10,744
Custodian fees	4,363
Trustees’ fees	3,085
Miscellaneous	2,094

Gross expenses	1,223,714
Less: Waiver from investment manager	(114,971)

Net expenses	1,108,743

NET INVESTMENT INCOME (LOSS)	1,439,700

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	1,746,303

Net change in unrealized appreciation (depreciation) on investments in securities	8,852,658

NET REALIZED AND UNREALIZED GAIN (LOSS)	10,598,961

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,038,661

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,439,700	$3,530,680
Net realized gain (loss)	1,746,303	(296,911)
Net change in unrealized appreciation (depreciation)	8,852,658	17,295,240

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,038,661	20,529,009

Distributions to shareholders:
Class IB	—	(3,625,490)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 805,953 and 1,785,700 shares, respectively ]	11,120,372	22,906,825
Capital shares issued in reinvestment of dividends and distributions [ 0 and 270,699 shares, respectively ]	—	3,625,490
Capital shares repurchased [ (577,790) and (664,020) shares, respectively ]	(7,944,776)	(8,405,907)

Total Class IB transactions	3,175,596	18,126,408

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,175,596	18,126,408

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,214,257	35,029,927
NET ASSETS:
Beginning of period	194,520,914	159,490,987

End of period	$209,735,171	$194,520,914

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.44		$12.19	$11.47	$10.07	$12.60	$11.69

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.26	0.21	0.20	0.14	0.12
Net realized and unrealized gain (loss)	0.72		1.25	1.00	1.37	(2.32)	0.98

Total from investment operations	0.82		1.51	1.21	1.57	(2.18)	1.10

Less distributions:
Dividends from net investment income	—		(0.24)	(0.19)	(0.17)	(0.15)	(0.09)
Distributions from net realized gains	—		(0.02)	(0.30)	—	(0.20)	(0.10)

Total dividends and distributions	—		(0.26)	(0.49)	(0.17)	(0.35)	(0.19)

Net asset value, end of period	$14.26		$13.44	$12.19	$11.47	$10.07	$12.60

Total return (b)(y)	6.10%		12.37%	10.43%	15.62%	(17.28)%	9.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$209,735		$194,521	$159,491	$121,009	$82,790	$81,197
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	1.11%		1.10%	1.10%	1.10%	1.13%	1.14%
Before waivers (a)(f)	1.22%		1.23%	1.25%	1.27%	1.28%	1.29%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(x)(g)	1.44%		2.04%	1.67%	1.83%	1.25%	0.96%
Before waivers (a)(x)(g)	1.32%		1.91%	1.53%	1.66%	1.11%	0.81%
Portfolio turnover rate^	49	%(z)	100%	94%	71%	248%	87%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.15%, 1.15%, 1.15%, 1.15%, 1.18% and 1.20% for Class IB for the period ended June 30, 2026 and year ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.0%)
Entertainment (0.3%)
ROBLOX Corp., Class A*	50,501	$2,746,244

Interactive Media & Services (8.3%)
Alphabet, Inc., Class C	106,360	37,580,179
Meta Platforms, Inc., Class A	47,920	26,992,857

		64,573,036

Wireless Telecommunication Services (0.4%)
T-Mobile US, Inc.	19,323	3,241,047

Total Communication Services		70,560,327

Consumer Discretionary (9.2%)
Broadline Retail (3.4%)
Amazon.com, Inc.*	109,973	26,210,965

Hotels, Restaurants & Leisure (4.6%)
Booking Holdings, Inc.	41,417	7,382,166
Chipotle Mexican Grill, Inc.*	169,609	5,766,706
Marriott International, Inc., Class A	19,113	7,083,087
Royal Caribbean Cruises Ltd.	32,412	10,291,782
Yum! Brands, Inc.	33,117	5,294,084

		35,817,825

Specialty Retail (1.2%)
Burlington Stores, Inc.*	21,091	6,681,629
Tractor Supply Co.	93,320	2,949,845

		9,631,474

Total Consumer Discretionary		71,660,264

Consumer Staples (5.1%)
Consumer Staples Distribution & Retail (0.7%)
Dollar Tree, Inc.*	41,650	5,037,567

Food Products (0.8%)
Mondelez International, Inc., Class A	107,000	6,188,880

Household Products (0.7%)
Church & Dwight Co., Inc.	58,485	5,666,027

Tobacco (2.9%)
Philip Morris International, Inc.	124,780	22,573,950

Total Consumer Staples		39,466,424

Energy (2.7%)
Oil, Gas & Consumable Fuels (2.7%)
ConocoPhillips	37,778	3,927,401
ONEOK, Inc.	193,487	16,821,760

Total Energy		20,749,161

Financials (12.7%)
Banks (5.2%)
Bank of America Corp.	140,598	8,011,274
East West Bancorp, Inc.	49,698	6,415,515
JPMorgan Chase & Co.	55,018	18,009,042
Truist Financial Corp.	171,000	8,519,220

		40,955,051

Capital Markets (1.2%)
KKR & Co., Inc.	76,814	7,049,989
S&P Global, Inc.	6,617	2,694,840

		9,744,829

Consumer Finance (0.7%)
Capital One Financial Corp.	27,031	5,422,959

Financial Services (3.3%)
Mastercard, Inc., Class A	26,585	13,654,056
Visa, Inc., Class A	34,403	11,803,325

		25,457,381

Insurance (2.3%)
Brown & Brown, Inc.	46,457	2,980,217
Marsh & McLennan Cos., Inc.	41,557	6,926,305
Progressive Corp. (The)	35,425	7,738,591

		17,645,113

Total Financials		99,225,333

Health Care (6.7%)
Biotechnology (1.9%)
AbbVie, Inc.	29,190	7,345,372
Amgen, Inc.	19,765	7,157,302

		14,502,674

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories	47,876	4,344,268

Health Care Providers & Services (0.6%)
UnitedHealth Group, Inc.	12,040	5,004,185

Life Sciences Tools & Services (1.2%)
Danaher Corp.	22,091	4,207,894
Mettler-Toledo International, Inc.*	3,879	4,955,461

		9,163,355

Pharmaceuticals (2.4%)
Merck & Co., Inc.	67,276	8,644,966
Royalty Pharma plc, Class A	184,460	10,342,672

		18,987,638

Total Health Care		52,002,120

Industrials (10.6%)
Aerospace & Defense (6.6%)
ATI, Inc.*	41,350	8,150,085
FTAI Aviation Ltd.	55,208	14,935,420
GE Aerospace	26,050	9,735,667
RTX Corp.	43,473	8,248,132
TransDigm Group, Inc.	7,772	10,352,615

		51,421,919

Air Freight & Logistics (0.5%)
FedEx Corp.	13,240	4,145,841

Building Products (0.8%)
Lennox International, Inc.	11,400	6,531,630

Machinery (2.1%)
Caterpillar, Inc.	9,772	10,406,203
Ingersoll Rand, Inc.	68,954	5,653,538

		16,059,741

Professional Services (0.6%)
Equifax, Inc.	27,607	4,381,783

Total Industrials		82,540,914

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (35.7%)
Communications Equipment (0.7%)
Cisco Systems, Inc.	44,500	$5,226,970

Electronic Equipment, Instruments & Components (2.8%)
Amphenol Corp., Class A	65,162	11,489,364
Coherent Corp.*	11,800	4,654,746
TE Connectivity plc	27,306	5,505,162

		21,649,272

IT Services (0.1%)
Accenture plc, Class A	9,656	1,201,593

Semiconductors & Semiconductor Equipment (24.8%)
Broadcom, Inc.	139,831	52,821,160
Intel Corp.*	105,546	14,737,388
KLA Corp.	137,440	41,467,023
Micron Technology, Inc.	44,379	51,226,236
NVIDIA Corp.	167,280	33,471,055

		193,722,862

Software (4.3%)
Microsoft Corp.	67,832	25,302,692
Salesforce, Inc.	53,277	8,346,375

		33,649,067

Technology Hardware, Storage & Peripherals (3.0%)
Apple, Inc.	73,206	21,182,888
Western Digital Corp.	3,061	1,955,122

		23,138,010

Total Information Technology		278,587,774

Materials (1.7%)
Chemicals (1.7%)
Air Products and Chemicals, Inc.	18,683	5,477,482
Linde plc	15,211	7,893,596

Total Materials		13,371,078

Real Estate (2.1%)
Health Care REITs (1.6%)
Welltower, Inc. (REIT)	55,510	12,599,105

Specialized REITs (0.5%)
Public Storage (REIT)	13,121	4,176,545

Total Real Estate		16,775,650

Utilities (3.2%)
Electric Utilities (1.2%)
Constellation Energy Corp.	35,615	8,845,697

Gas Utilities (2.0%)
Atmos Energy Corp.	92,032	15,854,353

Total Utilities		24,700,050

Total Investments in Securities (98.7%)
(Cost $356,119,948)		769,639,095
Other Assets Less Liabilities (1.3%)		9,968,161

Net Assets (100%)		$779,607,256

*	Non-income producing.

Glossary:

REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$70,560,327	$—	$—	$70,560,327
Consumer Discretionary	71,660,264	—	—	71,660,264
Consumer Staples	39,466,424	—	—	39,466,424
Energy	20,749,161	—	—	20,749,161
Financials	99,225,333	—	—	99,225,333
Health Care	52,002,120	—	—	52,002,120
Industrials	82,540,914	—	—	82,540,914
Information Technology	278,587,774	—	—	278,587,774
Materials	13,371,078	—	—	13,371,078
Real Estate	16,775,650	—	—	16,775,650
Utilities	$24,700,050	$—	$—	$24,700,050

Total Assets	$769,639,095	$—	$—	$769,639,095

Total Liabilities	$—	$—	$—	$—

Total	$769,639,095	$—	$—	$769,639,095

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$66,559,489
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$105,345,711

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$422,164,858
Aggregate gross unrealized depreciation	(15,294,528)

Net unrealized appreciation	$406,870,330

Federal income tax cost of investments in securities and derivative instruments, if applicable	$362,768,765

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $356,119,948)	$769,639,095
Cash	9,527,352
Receivable for securities sold	821,793
Dividends, interest and other receivables	450,846
Receivable for Portfolio shares sold	9,556
Securities lending income receivable	151
Other assets	7,577

Total assets	780,456,370

LIABILITIES
Investment management fees payable	367,031
Payable for Portfolio shares repurchased	168,651
Distribution fees payable – Class IB	156,805
Administrative fees payable	56,268
Accrued expenses	100,359

Total liabilities	849,114

Commitments and contingent liabilities^
NET ASSETS	$779,607,256

Net assets were comprised of:
Paid in capital	$317,958,680
Total distributable earnings (loss)	461,648,576

Net assets	$779,607,256

Class IB
Net asset value, offering and redemption price per share, $779,607,256 / 18,483,779 shares outstanding (unlimited amount authorized: $0.01 par value)	$42.18

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $(4,470) foreign withholding tax)	$4,458,387
Interest	169,558
Securities lending (net)	184

Total income	4,628,129

EXPENSES
Investment management fees	2,349,749
Distribution fees – Class IB	904,049
Administrative fees	324,629
Professional fees	35,286
Printing and mailing expenses	22,218
Custodian fees	17,611
Trustees’ fees	11,241
Miscellaneous	6,713

Gross expenses	3,671,496
Less: Waiver from investment manager	(233,885)

Net expenses	3,437,611

NET INVESTMENT INCOME (LOSS)	1,190,518

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	38,749,176

Net change in unrealized appreciation (depreciation) on investments in securities	51,798,323

NET REALIZED AND UNREALIZED GAIN (LOSS)	90,547,499

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$91,738,017

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,190,518	$1,239,608
Net realized gain (loss)	38,749,176	69,372,942
Net change in unrealized appreciation (depreciation)	51,798,323	54,065,119

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	91,738,017	124,677,669

Distributions to shareholders:
Class IB	—	(60,316,240)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 295,777 and 610,215 shares, respectively ]	11,299,430	22,026,701
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,627,246 shares, respectively ]	—	60,316,240
Capital shares repurchased [ (1,283,491) and (2,351,647) shares, respectively ]	(49,354,095)	(85,340,414)

Total Class IB transactions	(38,054,665)	(2,997,473)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(38,054,665)	(2,997,473)

TOTAL INCREASE (DECREASE) IN NET ASSETS	53,683,352	61,363,956
NET ASSETS:
Beginning of period	725,923,904	664,559,948

End of period	$779,607,256	$725,923,904

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025		2024		2023		2022	2021
Net asset value, beginning of period	$37.28		$33.93		$29.73		$25.47		$35.80	$30.55

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	(1)	0.07	(2)	0.11	(3)	0.09	(4)	0.05	(0.04)
Net realized and unrealized gain (loss)	4.84		6.63		8.83		5.68		(6.79)	7.04

Total from investment operations	4.90		6.70		8.94		5.77		(6.74)	7.00

Less distributions:
Dividends from net investment income	—		(0.17)		(0.57)		(0.10)		(0.05)	—
Distributions from net realized gains	—		(3.18)		(4.17)		(1.41)		(3.54)	(1.75)

Total dividends and distributions	—		(3.35)		(4.74)		(1.51)		(3.59)	(1.75)

Net asset value, end of period	$42.18		$37.28		$33.93		$29.73		$25.47	$35.80

Total return (b)(y)	13.14%		19.83%		29.87%		22.98%		(18.97)%	23.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$779,607		$725,924		$664,560		$482,458		$428,260	$562,690
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%		0.95	%(i)	0.96	%(i)	0.97%		0.97%	0.97%
Before waivers (a)(f)	1.01%		1.02%		1.02%		1.03%		1.02%	1.02%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	0.33	%(aa)	0.18	%(bb)	0.32	%(bb)	0.33	%(cc)	0.17%	(0.11)%
Before waivers (a)(g)	0.26	%(aa)	0.11	%(bb)	0.26	%(bb)	0.27	%(cc)	0.11%	(0.15)%
Portfolio turnover rate^	9	%(z)	18%		25%		33%		25%	20%
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.04 for Class IB.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $0.03 for Class IB.
(3)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $0.08 for Class IB.
(4)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $0.07 for Class IB.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(i)	Includes voluntary waiver from investment manager of 0.02%.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for the class would have been 0.13% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for the class would have been 0.10% lower.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for the class would have been 0.08% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (16.0%)
Diversified Telecommunication Services (0.6%)
Space Exploration Technologies Corp., Class A (x)*	15,500	$2,648,330

Entertainment (3.1%)
Netflix, Inc.*	190,492	13,601,128

Interactive Media & Services (12.3%)
Alphabet, Inc., Class A	86,700	30,983,979
Meta Platforms, Inc., Class A	40,603	22,871,264

		53,855,243

Total Communication Services		70,104,701

Consumer Discretionary (9.9%)
Automobiles (2.5%)
Tesla, Inc.*	26,000	10,935,600

Broadline Retail (4.6%)
Amazon.com, Inc.*	84,320	20,096,829

Hotels, Restaurants & Leisure (2.8%)
Airbnb, Inc., Class A*	46,900	6,711,390
Chipotle Mexican Grill, Inc.*	161,500	5,491,000

		12,202,390

Total Consumer Discretionary		43,234,819

Consumer Staples (1.4%)
Beverages (1.4%)
Monster Beverage Corp.*	61,720	5,932,526

Total Consumer Staples		5,932,526

Financials (5.3%)
Capital Markets (0.7%)
Blackstone, Inc.	27,700	3,259,459

Financial Services (4.3%)
Visa, Inc., Class A	54,361	18,650,716

Insurance (0.3%)
Marsh & McLennan Cos., Inc.	9,196	1,532,697

Total Financials		23,442,872

Health Care (8.2%)
Biotechnology (2.6%)
Alnylam Pharmaceuticals, Inc.*	8,100	2,438,343
Vertex Pharmaceuticals, Inc.*	18,100	8,990,813

		11,429,156

Health Care Equipment & Supplies (3.3%)
Boston Scientific Corp.*	64,000	2,731,520
Intuitive Surgical, Inc.*	19,000	7,555,920
Stryker Corp.	12,500	3,935,500

		14,222,940

Life Sciences Tools & Services (1.4%)
Thermo Fisher Scientific, Inc.	12,497	6,265,496

Pharmaceuticals (0.9%)
Roche Holding AG (ADR) (x)	77,300	3,969,355

Total Health Care		35,886,947

Industrials (9.2%)
Aerospace & Defense (1.9%)
Airbus SE (ADR)	96,519	5,366,456
Honeywell Aerospace, Inc.*	13,350	2,951,418

		8,317,874

Electrical Equipment (2.5%)
Eaton Corp. plc	26,260	11,189,911

Ground Transportation (1.4%)
Uber Technologies, Inc.*	82,880	5,980,621

Industrial Conglomerates (0.7%)
Honeywell International, Inc.	13,350	2,989,065

Trading Companies & Distributors (2.7%)
W.W. Grainger, Inc.	8,740	11,889,896

Total Industrials		40,367,367

Information Technology (44.9%)
Communications Equipment (2.8%)
Arista Networks, Inc.*	71,511	12,148,289

Semiconductors & Semiconductor Equipment (24.6%)
ASML Holding NV (Registered) (ADR)	8,040	15,995,097
Broadcom, Inc.	28,357	10,711,857
NVIDIA Corp.	306,000	61,227,540
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	26,754	12,776,908
Texas Instruments, Inc.	23,600	7,034,452

		107,745,854

Software (10.9%)
Datadog, Inc., Class A*	16,100	4,191,796
Microsoft Corp.	27,953	10,427,028
Oracle Corp.	58,729	8,606,735
Palo Alto Networks, Inc.*	47,200	16,096,144
ServiceNow, Inc.*	31,900	3,167,032
Synopsys, Inc.*	11,923	5,318,493

		47,807,228

Technology Hardware, Storage & Peripherals (6.6%)
Apple, Inc.	100,834	29,177,326

Total Information Technology		196,878,697

Materials (3.3%)
Chemicals (3.3%)
Linde plc	13,900	7,213,266
Sherwin-Williams Co. (The)	20,600	7,092,992

Total Materials		14,306,258

Total Common Stocks (98.2%) (Cost $187,760,020)		430,154,187

SHORT-TERM INVESTMENTS:
Investment Companies (0.4%)
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	1,936,263	1,936,263

Total Short-Term Investments (0.4%) (Cost $1,936,263)		1,936,263

Total Investments in Securities (98.6%) (Cost $189,696,283)		432,090,450
Other Assets Less Liabilities (1.4%)		6,075,656

Net Assets (100%)		$438,166,106

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $1,938,777. This was collateralized by cash of $1,936,263 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$70,104,701	$—	$—	$70,104,701
Consumer Discretionary	43,234,819	—	—	43,234,819
Consumer Staples	5,932,526	—	—	5,932,526
Financials	23,442,872	—	—	23,442,872
Health Care	35,886,947	—	—	35,886,947
Industrials	40,367,367	—	—	40,367,367
Information Technology	196,878,697	—	—	196,878,697
Materials	14,306,258	—	—	14,306,258
Short-Term Investments
Investment Companies	1,936,263	—	—	1,936,263

Total Assets	$432,090,450	$—	$—	$432,090,450

Total Liabilities	$—	$—	$—	$—

Total	$432,090,450	$—	$—	$432,090,450

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$61,164,380
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$90,464,303

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$253,158,056
Aggregate gross unrealized depreciation	(10,789,502)

Net unrealized appreciation	$242,368,554

Federal income tax cost of investments in securities and derivative instruments, if applicable	$189,721,896

For the period ended June 30, 2026, the Portfolio incurred approximately $176 as brokerage commissions with Bernstein Institutional Services, LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $189,696,283)	$432,090,450
Cash	8,846,326
Dividends, interest and other receivables	50,544
Receivable for Portfolio shares sold	27,035
Securities lending income receivable	221
Other assets	4,478

Total assets	441,019,054

LIABILITIES
Payable for return of collateral on securities loaned	1,936,263
Payable for Portfolio shares repurchased	530,380
Investment management fees payable	219,727
Distribution fees payable – Class IB	88,725
Administrative fees payable	32,326
Accrued expenses	45,527

Total liabilities	2,852,948

Commitments and contingent liabilities^
NET ASSETS	$438,166,106

Net assets were comprised of:
Paid in capital	$156,682,013
Total distributable earnings (loss)	281,484,093

Net assets	$438,166,106

Class IB
Net asset value, offering and redemption price per share, $431,586,515 / 24,990,187 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.27

Class K
Net asset value, offering and redemption price per share, $6,579,591 / 342,570 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.21

(x)	Includes value of securities on loan of $1,938,777.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $66,999 foreign withholding tax)	$1,174,528
Interest	108,145
Securities lending (net)	3,021

Total income	1,285,694

EXPENSES
Investment management fees	1,393,891
Distribution fees – Class IB	527,820
Administrative fees	192,510
Professional fees	39,644
Printing and mailing expenses	38,444
Custodian fees	13,594
Trustees’ fees	6,749
Miscellaneous	4,888

Gross expenses	2,217,540
Less: Waiver from investment manager	(81,184)

Net expenses	2,136,356

NET INVESTMENT INCOME (LOSS)	(850,662)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	36,466,520

Net change in unrealized appreciation (depreciation) on investments in securities	(23,106,707)

NET REALIZED AND UNREALIZED GAIN (LOSS)	13,359,813

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,509,151

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(850,662)	$(1,838,705)
Net realized gain (loss)	36,466,520	44,243,366
Net change in unrealized appreciation (depreciation)	(23,106,707)	(9,361,894)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,509,151	33,042,767

Distributions to shareholders:
Class IB	—	(47,543,738)
Class K	—	(726,701)

Total distributions to shareholders	—	(48,270,439)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 679,348 and 1,384,588 shares, respectively ]	11,189,305	24,692,629
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,816,600 shares, respectively ]	—	47,543,738
Capital shares repurchased [ (2,053,605) and (3,704,398) shares, respectively ]	(34,171,113)	(65,558,821)

Total Class IB transactions	(22,981,808)	6,677,546

Class K
Capital shares sold [ 22,171 and 51,666 shares, respectively ]	410,295	1,029,367
Capital shares issued in reinvestment of dividends and distributions [ 0 and 38,800 shares, respectively ]	—	726,701
Capital shares repurchased [ (65,068) and (144,186) shares, respectively ]	(1,194,176)	(2,792,270)

Total Class K transactions	(783,881)	(1,036,202)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(23,765,689)	5,641,344

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,256,538)	(9,586,328)
NET ASSETS:
Beginning of period	449,422,644	459,008,972

End of period	$438,166,106	$449,422,644

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$16.77		$17.42	$14.69	$10.40	$17.82	$15.64

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03)		(0.07)	(0.05)	(0.04)	(0.04)	(0.07)
Net realized and unrealized gain (loss)	0.53		1.39	4.02	4.79	(5.61)	3.44

Total from investment operations	0.50		1.32	3.97	4.75	(5.65)	3.37

Less distributions:
Distributions from net realized gains	—		(1.97)	(1.24)	(0.46)	(1.77)	(1.19)

Net asset value, end of period	$17.27		$16.77	$17.42	$14.69	$10.40	$17.82

Total return (b)(y)	2.98%		7.69%	26.79%	45.91%	(32.13)%	21.67%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$431,587		$442,241	$450,622	$380,553	$289,321	$455,081
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers (a)(f)	1.04%		1.03%	1.03%	1.03%	1.03%	1.02%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	(0.40)%		(0.42)%	(0.31)%	(0.28)%	(0.30)%	(0.40)%
Before waivers (a)(g)	(0.44)%		(0.44)%	(0.34)%	(0.31)%	(0.33)%	(0.42)%
Portfolio turnover rate^	14	%(z)	22%	15%	10%	28%	16%
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022	2021
Net asset value, beginning of period	$18.63		$19.10	$15.98	$11.26	$19.03	$16.59

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)		(0.03)	(0.01)	— #	(0.01)	(0.03)
Net realized and unrealized gain (loss)	0.59		1.53	4.37	5.18	(5.99)	3.66

Total from investment operations	0.58		1.50	4.36	5.18	(6.00)	3.63

Less distributions:
Distributions from net realized gains	—		(1.97)	(1.24)	(0.46)	(1.77)	(1.19)

Net asset value, end of period	$19.21		$18.63	$19.10	$15.98	$11.26	$19.03

Total return (b)(y)	3.11%		7.96%	27.07%	46.23%	(31.92)%	22.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,580		$7,182	$8,387	$8,248	$4,045	$8,180
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%		0.75%	0.75%	0.75%	0.75%	0.75%
Before waivers (a)(f)	0.79%		0.78%	0.78%	0.79%	0.78%	0.77%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	(0.15)%		(0.16)%	(0.06)%	(0.03)%	(0.05)%	(0.15)%
Before waivers (a)(g)	(0.19)%		(0.19)%	(0.08)%	(0.07)%	(0.09)%	(0.17)%
Portfolio turnover rate^	14	%(z)	22%	15%	10%	28%	16%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.9%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	28,473	$589,391
Comcast Corp., Class A	14,439	354,477
Space Exploration Technologies Corp., Class A (x)*	10,993	1,878,264
Verizon Communications, Inc.	17,111	724,480

		3,546,612

Entertainment (1.6%)
Electronic Arts, Inc.	915	187,612
Liberty Media Corp.-Liberty Formula One, Class C*	18,700	1,779,118
Live Nation Entertainment, Inc.*	20,449	3,744,416
Netflix, Inc.*	17,255	1,232,007
Spotify Technology SA*	5,000	2,295,650
Take-Two Interactive Software, Inc.*	728	181,986
TKO Group Holdings, Inc., Class A	269	54,152
Walt Disney Co. (The)	7,116	684,915
Warner Bros Discovery, Inc.*	10,203	272,012

		10,431,868

Interactive Media & Services (4.6%)
Alphabet, Inc., Class A	41,928	14,983,809
Alphabet, Inc., Class C	19,368	6,843,296
Meta Platforms, Inc., Class A	9,004	5,071,863
Reddit, Inc., Class A*	15,900	2,759,922

		29,658,890

Media (0.1%)
Charter Communications, Inc., Class A (x)*	324	46,076
EchoStar Corp., Class A (x)*	583	59,175
Fox Corp., Class A	786	40,998
Fox Corp., Class B	536	25,106
News Corp., Class A	1,638	40,671
News Corp., Class B	511	14,339
Omnicom Group, Inc.	1,168	85,065
Paramount Skydance Corp., Class B (x)	1,228	12,108
Trade Desk, Inc. (The), Class A*	1,573	28,440

		351,978

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	1,907	319,861

Total Communication Services		44,309,209

Consumer Discretionary (7.4%)
Automobile Components (0.0%)†
Aptiv plc*	913	56,040

Automobiles (0.8%)
Ford Motor Co.	16,080	223,512
General Motors Co.	3,722	286,892
Tesla, Inc.*	11,537	4,852,462

		5,362,866

Broadline Retail (3.2%)
Amazon.com, Inc.*	40,114	9,560,771
eBay, Inc.	1,855	207,296
Global-e Online Ltd.*	108,817	3,779,214
MercadoLibre, Inc.*	4,045	6,865,943

		20,413,224

Distributors (0.0%)†
Genuine Parts Co.	602	71,024

Hotels, Restaurants & Leisure (1.1%)
Airbnb, Inc., Class A*	1,686	241,267
Booking Holdings, Inc.	3,175	565,912
Carnival Corp. Ltd.	5,165	147,564
Chipotle Mexican Grill, Inc.*	5,362	182,308
Darden Restaurants, Inc.	456	93,941
Domino’s Pizza, Inc.	118	34,933
DoorDash, Inc., Class A*	1,521	280,670
Expedia Group, Inc.	4,120	1,054,226
Hilton Worldwide Holdings, Inc.	938	309,971
Las Vegas Sands Corp.	1,264	58,384
Marriott International, Inc., Class A	905	335,384
McDonald’s Corp.	2,904	784,980
MGM Resorts International*	810	38,726
Norwegian Cruise Line Holdings Ltd.*	1,998	42,178
Royal Caribbean Cruises Ltd.	1,029	326,738
Starbucks Corp.	26,590	2,717,232
Wynn Resorts Ltd.	379	36,797
Yum! Brands, Inc.	1,121	179,203

		7,430,414

Household Durables (0.1%)
DR Horton, Inc.	1,106	180,145
Garmin Ltd.	655	155,589
Lennar Corp., Class A	862	78,002
NVR, Inc.*	12	81,761
PulteGroup, Inc.	784	107,573

		603,070

Leisure Products (0.0%)†
Hasbro, Inc.	522	43,112

Specialty Retail (2.1%)
AutoZone, Inc.*	68	217,324
Best Buy Co., Inc.	781	59,262
Burlington Stores, Inc.*	14,551	4,609,757
Carvana Co.*	2,911	191,602
Home Depot, Inc. (The)	4,073	1,436,466
Lowe’s Cos., Inc.	24,349	5,368,711
O’Reilly Automotive, Inc.*	3,442	316,974
Ross Stores, Inc.	1,320	280,962
TJX Cos., Inc. (The)	4,524	685,386
Tractor Supply Co.	2,061	65,148
Ulta Beauty, Inc.*	186	83,882
Williams-Sonoma, Inc.	481	112,121

		13,427,595

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	605	60,070
Lululemon Athletica, Inc.*	458	52,294
NIKE, Inc., Class B	4,872	199,996
Ralph Lauren Corp.	165	66,233
Tapestry, Inc.	843	123,398

		501,991

Total Consumer Discretionary		47,909,336

Consumer Staples (5.4%)
Beverages (1.4%)
Brown-Forman Corp., Class B	670	17,856

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Coca-Cola Co. (The)	15,839	$1,287,236
Constellation Brands, Inc., Class A	548	76,221
Keurig Dr. Pepper, Inc.	5,523	180,768
Molson Coors Beverage Co., Class B	725	28,246
Monster Beverage Corp.*	67,345	6,473,201
PepsiCo, Inc.	5,626	761,760

		8,825,288

Consumer Staples Distribution & Retail (3.2%)
Casey’s General Stores, Inc.	9,210	7,320,016
Costco Wholesale Corp.	1,818	1,700,684
Dollar General Corp.	902	103,829
Dollar Tree, Inc.*	774	93,615
Grocery Outlet Holding Corp.*	57,900	577,842
Kroger Co. (The)	2,272	126,164
Performance Food Group Co.*	72,777	8,135,741
Sysco Corp.	1,967	164,402
Target Corp.	1,847	241,237
Walmart, Inc.	17,965	2,034,716

		20,498,246

Food Products (0.3%)
Archer-Daniels-Midland Co.	1,985	151,654
Bunge Global SA	526	56,140
General Mills, Inc.	2,129	74,089
Hershey Co. (The)	597	104,744
Hormel Foods Corp.	1,261	31,298
J M Smucker Co. (The)	403	45,337
Kraft Heinz Co. (The) (x)	3,649	86,189
McCormick & Co., Inc. (Non-Voting)	1,109	55,916
Mondelez International, Inc., Class A	5,277	305,222
Premium Brands Holdings Corp. (x)	14,000	830,178
Tyson Foods, Inc., Class A	1,224	70,074

		1,810,841

Household Products (0.3%)
Church & Dwight Co., Inc.	951	92,133
Clorox Co. (The)	525	50,106
Colgate-Palmolive Co.	3,318	304,194
Kimberly-Clark Corp.	1,326	145,555
Procter & Gamble Co. (The)	9,568	1,403,052

		1,995,040

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	1,029	81,239
Kenvue, Inc.	8,042	153,683

		234,922

Tobacco (0.2%)
Altria Group, Inc.	6,796	488,973
Philip Morris International, Inc.	6,409	1,159,452

		1,648,425

Total Consumer Staples		35,012,762

Energy (3.6%)
Energy Equipment & Services (1.4%)
Baker Hughes Co.	124,234	6,894,987
Halliburton Co.	3,384	114,887
SLB Ltd.	6,156	286,192
Solaris Energy Infrastructure, Inc., Class A	18,300	1,472,418

		8,768,484

Oil, Gas & Consumable Fuels (2.2%)
APA Corp.	1,445	47,064
Chevron Corp.	7,672	1,271,711
ConocoPhillips	4,972	516,889
Devon Energy Corp.	4,822	199,245
Diamondback Energy, Inc.	18,705	3,287,965
EOG Resources, Inc.	2,173	281,903
EQT Corp.	2,525	134,254
Expand Energy Corp.	43,567	3,972,875
Exxon Mobil Corp.	16,985	2,322,189
Kinder Morgan, Inc.	7,941	253,874
Marathon Petroleum Corp.	1,182	302,202
Occidental Petroleum Corp.	2,961	143,816
ONEOK, Inc.	2,590	225,175
Phillips 66	1,659	280,454
Targa Resources Corp.	868	232,746
Texas Pacific Land Corp.	243	106,346
Valero Energy Corp.	1,217	316,955
Williams Cos., Inc. (The)	5,028	373,781

		14,269,444

Total Energy		23,037,928

Financials (7.3%)
Banks (2.0%)
Bank of America Corp.	26,754	1,524,443
Citigroup, Inc.	6,990	978,320
Citizens Financial Group, Inc.	1,688	118,278
Fifth Third Bancorp	3,665	206,596
Huntington Bancshares, Inc.	8,194	145,280
JPMorgan Chase & Co.	10,980	3,594,083
KeyCorp	3,946	90,955
M&T Bank Corp.	600	142,806
PNC Financial Services Group, Inc. (The)	1,663	409,464
Regions Financial Corp.	3,520	106,304
Truist Financial Corp.	5,032	250,694
US Bancorp	6,399	386,500
Wells Fargo & Co.	12,540	1,036,306
Wintrust Financial Corp.	23,000	3,696,560

		12,686,589

Capital Markets (2.7%)
Ameriprise Financial, Inc.	376	172,494
Ares Management Corp., Class A	875	97,396
Bank of New York Mellon Corp. (The)	2,833	409,680
BlackRock, Inc.‡	595	572,128
Blackstone, Inc.	3,017	355,010
Cboe Global Markets, Inc.	420	101,921
Charles Schwab Corp. (The)	57,799	5,333,114
CME Group, Inc.	1,485	327,933
Coinbase Global, Inc., Class A (x)*	916	133,910
FactSet Research Systems, Inc.	142	32,671
Franklin Resources, Inc.	1,183	39,359
Goldman Sachs Group, Inc. (The)	1,209	1,222,746
Interactive Brokers Group, Inc., Class A	1,850	161,024
Intercontinental Exchange, Inc.	32,538	4,005,753
Invesco Ltd.	1,690	44,599
KKR & Co., Inc.	17,412	1,598,073
Moody’s Corp.	607	274,923
Morgan Stanley	4,912	1,026,805
MSCI, Inc.	295	165,212
Nasdaq, Inc.	1,825	143,847

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Northern Trust Corp.	739	$128,468
Raymond James Financial, Inc.	736	111,894
Robinhood Markets, Inc., Class A*	3,229	323,804
S&P Global, Inc.	1,241	505,410
State Street Corp.	1,134	192,326
T. Rowe Price Group, Inc.	854	97,091

		17,577,591

Consumer Finance (0.2%)
American Express Co.	2,181	737,723
Capital One Financial Corp.	2,531	507,769
Synchrony Financial	1,371	104,265

		1,349,757

Financial Services (1.3%)
Apollo Global Management, Inc.	1,912	226,209
Berkshire Hathaway, Inc., Class B*	7,513	3,759,430
Block, Inc., Class A*	2,198	167,048
Corpay, Inc.*	260	86,650
Fidelity National Information Services, Inc.	2,122	82,503
Fiserv, Inc.*	2,237	109,725
Global Payments, Inc.	1,003	72,778
Jack Henry & Associates, Inc.	307	42,286
Mastercard, Inc., Class A	3,306	1,697,961
PayPal Holdings, Inc.	3,615	156,096
Visa, Inc., Class A	6,801	2,333,355

		8,734,041

Insurance (1.1%)
Aflac, Inc.	1,841	215,857
Allstate Corp. (The)	1,034	246,030
American International Group, Inc.	2,216	165,158
Aon plc, Class A	883	292,882
Arch Capital Group Ltd.*	29,493	2,862,591
Arthur J Gallagher & Co.	1,050	241,049
Assurant, Inc.	190	51,021
Brown & Brown, Inc.	1,248	80,059
Chubb Ltd.	1,472	501,569
Cincinnati Financial Corp.	649	120,156
Erie Indemnity Co., Class A (x)	98	23,495
Everest Group Ltd.	151	53,942
Globe Life, Inc.	331	59,143
Hartford Insurance Group, Inc. (The)	1,098	145,507
Loews Corp.	676	76,530
Marsh & McLennan Cos., Inc.	1,993	332,173
MetLife, Inc.	2,257	190,965
Principal Financial Group, Inc.	836	90,104
Progressive Corp. (The)	2,373	518,382
Prudential Financial, Inc.	1,420	153,261
Travelers Cos., Inc. (The)	882	291,166
W.R. Berkley Corp.	1,243	87,669
Willis Towers Watson plc	379	99,059

		6,897,768

Total Financials		47,245,746

Health Care (8.7%)
Biotechnology (2.9%)
AbbVie, Inc.	7,239	1,821,622
Amgen, Inc.	2,217	802,820
Argenx SE (ADR)*	5,100	4,731,627
Biogen, Inc.*	615	132,877
Caris Life Sciences, Inc.*	40,134	715,188
Gilead Sciences, Inc.	5,108	645,345
Incyte Corp.*	645	73,117
Moderna, Inc.*	1,497	104,835
Regeneron Pharmaceuticals, Inc.	5,211	3,249,267
TG Therapeutics, Inc.*	30,800	1,692,152
Vertex Pharmaceuticals, Inc.*	9,446	4,692,111

		18,660,961

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	7,159	649,608
Align Technology, Inc.*	279	47,056
Baxter International, Inc.	2,067	44,068
Becton Dickinson & Co.	1,145	173,273
Boston Scientific Corp.*	6,074	259,238
Cooper Cos., Inc. (The)*	827	59,304
Dexcom, Inc.*	1,577	106,211
Edwards Lifesciences Corp.*	2,362	213,666
GE HealthCare Technologies, Inc.	1,895	121,299
IDEXX Laboratories, Inc.*	329	173,199
Insulet Corp.*	23,043	3,508,297
Intuitive Surgical, Inc.*	1,442	573,455
Medtronic plc	5,278	412,898
ResMed, Inc.	575	112,056
Solventum Corp.*	637	49,145
STERIS plc	411	86,544
Stryker Corp.	1,418	446,443
Zimmer Biomet Holdings, Inc.	764	65,773

		7,101,533

Health Care Providers & Services (1.8%)
Cardinal Health, Inc.	969	230,196
Cencora, Inc.	792	224,120
Centene Corp.*	1,972	126,583
Cigna Group (The)	1,085	299,113
CVS Health Corp.	5,238	541,871
DaVita, Inc.*	138	30,702
Elevance Health, Inc.	888	343,416
HCA Healthcare, Inc.	635	247,580
HealthEquity, Inc.*	48,711	4,399,577
Henry Schein, Inc.*	349	29,148
Humana, Inc.	482	191,460
Labcorp Holdings, Inc.	349	97,720
McKesson Corp.	493	372,511
Quest Diagnostics, Inc.	460	97,497
Surgery Partners, Inc. (x)*	149,022	2,503,570
UnitedHealth Group, Inc.	3,729	1,549,884
Universal Health Services, Inc., Class B	198	29,441

		11,314,389

Health Care Technology (0.0%)†
Veeva Systems, Inc., Class A*	607	107,724

Life Sciences Tools & Services (1.5%)
Agilent Technologies, Inc.	1,145	152,090
Bio-Techne Corp.	581	41,048
Charles River Laboratories International, Inc.*	19,137	4,340,080
Danaher Corp.	2,590	493,343
IQVIA Holdings, Inc.*	672	129,844
Medpace Holdings, Inc.*	2,900	1,535,811
Mettler-Toledo International, Inc.*	80	102,201

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Revvity, Inc.	457	$50,846
Sartorius AG (Preference)(q)	8,100	2,125,489
Thermo Fisher Scientific, Inc.	1,523	763,571
Waters Corp.*	393	147,391
West Pharmaceutical Services, Inc.	296	106,264

		9,987,978

Pharmaceuticals (1.4%)
Bristol-Myers Squibb Co.	8,384	483,086
Eli Lilly & Co.	3,242	3,888,552
Johnson & Johnson	9,864	2,505,160
Merck & Co., Inc.	10,121	1,300,549
Pfizer, Inc.	23,407	563,641
Viatris, Inc.	4,565	72,492
Zoetis, Inc.	1,733	124,533

		8,938,013

Total Health Care		56,110,598

Industrials (11.1%)
Aerospace & Defense (2.3%)
Axon Enterprise, Inc.*	317	177,713
Beta Technologies, Inc., Class A*	29,330	491,277
Boeing Co. (The)*	3,233	699,847
GE Aerospace	4,275	1,597,696
General Dynamics Corp.	1,044	369,827
Honeywell Aerospace, Inc.*	1,289	284,972
Howmet Aerospace, Inc.	1,621	435,822
Huntington Ingalls Industries, Inc.	168	47,022
Kratos Defense & Security Solutions, Inc.*	16,900	842,634
L3Harris Technologies, Inc.	25,624	7,446,078
Lockheed Martin Corp.	834	424,890
Northrop Grumman Corp.	548	279,102
RTX Corp.	5,526	1,048,448
Textron, Inc.	693	63,569
TransDigm Group, Inc.	232	309,033
York Space Systems, Inc. (x)*	25,014	615,845

		15,133,775

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	483	90,968
Expeditors International of Washington, Inc.	551	89,802
FedEx Corp.	891	278,999
GXO Logistics, Inc.*	63,602	3,224,622
United Parcel Service, Inc., Class B	3,042	327,015

		4,011,406

Building Products (0.6%)
A.O. Smith Corp.	396	24,837
Allegion plc	365	51,279
Builders FirstSource, Inc.*	486	43,487
Carrier Global Corp.	3,235	237,287
Johnson Controls International plc	2,520	368,197
Lennox International, Inc.	126	72,192
Masco Corp.	777	63,224
Trane Technologies plc	911	447,447
Trex Co., Inc.*	51,688	2,586,468

		3,894,418

Commercial Services & Supplies (1.5%)
Casella Waste Systems, Inc., Class A*	31,700	3,073,949
Cintas Corp.	1,395	237,262
Clean Harbors, Inc.*	7,600	2,270,500
Copart, Inc.*	86,868	2,448,809
Republic Services, Inc.	3,928	836,978
Rollins, Inc.	1,214	50,672
Veralto Corp.	1,009	89,478
Waste Management, Inc.	1,528	340,561

		9,348,209

Construction & Engineering (1.6%)
Comfort Systems USA, Inc.	4,242	8,407,432
EMCOR Group, Inc.	185	153,528
Quanta Services, Inc.	614	442,104
WillScot Holdings Corp.	50,849	1,467,502

		10,470,566

Electrical Equipment (1.9%)
AMETEK, Inc.	948	229,359
Bloom Energy Corp., Class A*	3,000	908,100
Eaton Corp. plc	1,579	672,844
Emerson Electric Co.	2,314	331,249
GE Vernova, Inc.	1,101	1,293,521
Generac Holdings, Inc.*	240	70,274
Hubbell, Inc., Class B	216	113,011
Rockwell Automation, Inc.	463	229,222
Vertiv Holdings Co., Class A	25,616	8,576,749

		12,424,329

Ground Transportation (0.6%)
CSX Corp.	7,641	363,177
Fedex Freight Holding Co., Inc.*	431	65,081
JB Hunt Transport Services, Inc.	301	87,118
Norfolk Southern Corp.	925	290,996
Old Dominion Freight Line, Inc.	740	160,284
Uber Technologies, Inc.*	8,342	601,959
Union Pacific Corp.	2,443	664,496
XPO, Inc.*	8,400	1,724,436

		3,957,547

Industrial Conglomerates (0.1%)
3M Co.	2,117	342,764
Honeywell International, Inc.	1,289	288,607

		631,371

Machinery (0.8%)
Brain Corp. (r)*	52,300	112,184
Caterpillar, Inc.	1,887	2,009,466
Cummins, Inc.	569	405,817
Deere & Co.	1,024	649,554
Dover Corp.	552	123,803
Fortive Corp.	1,219	74,469
IDEX Corp.	302	68,539
Illinois Tool Works, Inc.	1,066	288,321
Ingersoll Rand, Inc.	1,468	120,361
Nordson Corp.	208	62,752
Otis Worldwide Corp.	1,557	111,481
PACCAR, Inc.	2,160	259,459
Parker-Hannifin Corp.	520	508,622
Pentair plc	687	52,665
Snap-on, Inc.	210	84,504
Stanley Black & Decker, Inc.	611	57,507
Westinghouse Air Brake Technologies Corp.	692	186,563

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Xylem, Inc.	995	$117,619

		5,293,686

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	2,657	248,854
Southwest Airlines Co.	1,947	100,115
United Airlines Holdings, Inc.*	1,297	176,379

		525,348

Professional Services (0.1%)
Automatic Data Processing, Inc.	1,622	363,247
Broadridge Financial Solutions, Inc.	492	67,379
Equifax, Inc.	484	76,820
Jacobs Solutions, Inc.	467	58,842
Leidos Holdings, Inc.	549	56,531
Paychex, Inc.	1,327	130,484
Verisk Analytics, Inc.	537	96,408

		849,711

Trading Companies & Distributors (0.9%)
Fastenal Co.	4,667	224,156
United Rentals, Inc.	4,555	5,160,314
W.W. Grainger, Inc.	178	242,151

		5,626,621

Total Industrials		72,166,987

Information Technology (33.4%)
Communications Equipment (1.0%)
Arista Networks, Inc.*	23,051	3,915,904
Ciena Corp.*	574	281,581
Cisco Systems, Inc.	16,186	1,901,208
F5, Inc.*	239	99,414
Lumentum Holdings, Inc.*	319	273,721
Motorola Solutions, Inc.	675	280,321

		6,752,149

Electronic Equipment, Instruments & Components (1.2%)
Amphenol Corp., Class A	5,010	883,363
CDW Corp.	537	75,524
Coherent Corp.*	12,002	4,734,429
Corning, Inc.	3,214	820,952
Flex Ltd.*	1,507	244,240
Jabil, Inc.	442	170,382
Keysight Technologies, Inc.*	703	246,099
TE Connectivity plc	1,203	242,537
Teledyne Technologies, Inc.*	187	124,710
Zebra Technologies Corp., Class A*	180	47,387

		7,589,623

IT Services (1.0%)
Accenture plc, Class A	2,533	315,207
Akamai Technologies, Inc. (x)*	606	71,635
Cognizant Technology Solutions Corp., Class A	1,917	74,245
Gartner, Inc.*	254	32,923
GoDaddy, Inc., Class A*	536	45,496
International Business Machines Corp.	3,848	1,082,096
Shopify, Inc., Class A*	44,677	5,101,220
VeriSign, Inc.	350	88,046

		6,810,868

Semiconductors & Semiconductor Equipment (14.4%)
Advanced Micro Devices, Inc.*	6,682	3,881,641
Analog Devices, Inc.	1,993	791,560
Applied Materials, Inc.	3,252	2,351,196
ASM International NV	3,100	3,548,583
Broadcom, Inc.	19,402	7,329,105
First Solar, Inc.*	452	106,654
Intel Corp.*	19,330	2,699,048
KLA Corp.	5,353	1,615,054
Lam Research Corp.	34,220	14,828,553
Lattice Semiconductor Corp.*	21,900	3,349,824
Marvell Technology, Inc.	3,588	1,068,829
Microchip Technology, Inc.	2,207	201,278
Micron Technology, Inc.	4,621	5,333,974
Monolithic Power Systems, Inc.	200	276,472
NVIDIA Corp.	215,820	43,183,424
NXP Semiconductors NV	1,036	291,147
ON Semiconductor Corp.*	1,603	151,548
Qnity Electronics, Inc.	838	136,854
QUALCOMM, Inc.	4,319	798,108
Skyworks Solutions, Inc. (x)	603	40,883
Teradyne, Inc.	640	309,658
Texas Instruments, Inc.	3,736	1,113,589

		93,406,982

Software (9.6%)
Adobe, Inc.*	1,651	338,488
AppLovin Corp., Class A*	13,200	6,801,036
Autodesk, Inc.*	7,752	1,507,144
Cadence Design Systems, Inc.*	1,121	420,734
Crowdstrike Holdings, Inc., Class A*	3,538	2,699,989
Databricks (r)*	15,491	3,536,595
Datadog, Inc., Class A*	1,350	351,486
Docusign, Inc.*	50,735	2,253,649
Fair Isaac Corp.*	94	112,309
Fortinet, Inc.*	34,972	5,372,399
Gen Digital, Inc.	2,311	57,521
Intuit, Inc.	1,146	299,106
Microsoft Corp.	65,641	24,485,406
Netskope, Inc., Class A*	101,934	1,115,158
Oracle Corp.	6,939	1,016,910
Palantir Technologies, Inc., Class A*	9,404	1,097,165
Palo Alto Networks, Inc.*	3,327	1,134,573
PTC, Inc.*	495	56,237
Roper Technologies, Inc.	413	139,755
Rubrik, Inc., Class A*	24,000	1,926,720
Salesforce, Inc.	3,352	525,124
ServiceNow, Inc.*	35,006	3,475,396
Synopsys, Inc.*	788	351,503
Trimble, Inc.*	1,034	52,920
Tyler Technologies, Inc.*	165	48,256
Varonis Systems, Inc.*	65,100	2,731,596
Workday, Inc., Class A*	835	102,221

		62,009,396

Technology Hardware, Storage & Peripherals (6.2%)
Apple, Inc.	117,837	34,097,314
Dell Technologies, Inc., Class C	1,185	511,280
Everpure, Inc., Class A*	12,700	1,000,633
GPGI, Inc., Class A (x)	51,962	823,598
Hewlett Packard Enterprise Co.	5,471	246,797
HP, Inc.	3,792	83,196

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
NetApp, Inc.	787	$121,796
Sandisk Corp.*	608	1,382,428
Seagate Technology Holdings plc	919	886,835
Super Micro Computer, Inc.*	2,005	58,807

Western Digital Corp.	1,412	901,873

		40,114,557

Total Information Technology		216,683,575

Materials (1.9%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	915	268,260
Albemarle Corp.	481	64,949
CF Industries Holdings, Inc.	667	72,209
Corteva, Inc.	2,769	234,507
Dow, Inc.	3,031	82,928
DuPont de Nemours, Inc.	535	72,567
Ecolab, Inc.	1,049	292,262
International Flavors & Fragrances, Inc.	1,022	80,963
Linde plc	1,895	983,391
LyondellBasell Industries NV, Class A	1,074	56,546
Mosaic Co. (The)	1,169	24,771
PPG Industries, Inc.	909	110,253
Sherwin-Williams Co. (The)	949	326,760
Solstice Advanced Materials, Inc.	19,000	1,683,400

		4,353,766

Construction Materials (0.8%)
CRH plc	2,759	295,213
Martin Marietta Materials, Inc.	253	145,905
Vulcan Materials Co.	15,530	4,581,506

		5,022,624

Containers & Packaging (0.1%)
Amcor plc	2,001	86,743
Avery Dennison Corp.	321	52,114
Ball Corp.	1,028	64,147
International Paper Co.	2,145	81,725
Packaging Corp. of America	359	85,543
Smurfit Westrock plc	2,067	95,619

		465,891

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	28,317	1,780,856
Newmont Corp.	4,375	408,625
Nucor Corp.	942	209,831
Steel Dynamics, Inc.	546	125,285

		2,524,597

Total Materials		12,366,878

Real Estate (1.7%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	572	30,230
Healthpeak Properties, Inc. (REIT)	2,856	61,119
Ventas, Inc. (REIT)	1,964	174,403
Welltower, Inc. (REIT)	2,873	652,085

		917,837

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	2,760	65,439

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	3,827	518,444

Office REITs (0.0%)†
BXP, Inc. (REIT)	654	43,367

Real Estate Management & Development (0.8%)
CBRE Group, Inc., Class A*	39,986	5,385,714
CoStar Group, Inc.*	1,793	50,778

		5,436,492

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	565	106,610
Camden Property Trust (REIT)	439	50,261
Equity Residential (REIT)	1,406	95,510
Essex Property Trust, Inc. (REIT)	272	79,312
Invitation Homes, Inc. (REIT)	2,198	66,402
Mid-America Apartment Communities, Inc. (REIT)	493	68,497
UDR, Inc. (REIT)	1,191	47,545

		514,137

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	310	38,266
Kimco Realty Corp. (REIT)	2,834	71,842
Realty Income Corp. (REIT)	3,739	231,669
Regency Centers Corp. (REIT)	710	56,615
Simon Property Group, Inc. (REIT)	1,339	299,467

		697,859

Specialized REITs (0.5%)
American Tower Corp. (REIT)	1,927	315,199
Crown Castle, Inc. (REIT)	1,781	134,875
Digital Realty Trust, Inc. (REIT)	1,330	238,842
Equinix, Inc. (REIT)	405	422,168
Extra Space Storage, Inc. (REIT)	868	126,120
Iron Mountain, Inc. (REIT)	1,216	153,593
Public Storage (REIT)	656	208,811
SBA Communications Corp. (REIT)	6,491	1,145,402
VICI Properties, Inc. (REIT), Class A	4,341	115,254
Weyerhaeuser Co. (REIT)	2,885	69,067

		2,929,331

Total Real Estate		11,122,906

Utilities (1.0%)
Electric Utilities (0.7%)
Alliant Energy Corp.	1,102	84,072
American Electric Power Co., Inc.	2,223	304,129
Constellation Energy Corp.	1,316	326,855
Duke Energy Corp.	3,202	405,309
Edison International	1,600	119,120
Entergy Corp.	1,861	213,755
Evergy, Inc.	987	85,306
Eversource Energy	1,530	110,573
Exelon Corp.	4,211	196,317
FirstEnergy Corp.	2,147	102,068
NextEra Energy, Inc.	8,574	752,540
NRG Energy, Inc.	5,872	857,664
PG&E Corp.	9,144	153,802
Pinnacle West Capital Corp.	490	52,430
PPL Corp.	2,943	106,978
Southern Co. (The)	4,620	442,180

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	2,558	$205,407

		4,518,505

Gas Utilities (0.0%)†
Atmos Energy Corp.	668	115,076

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	3,043	44,610
Vistra Corp.	1,284	203,681

		248,291

Multi-Utilities (0.2%)
Ameren Corp.	1,166	131,805
CenterPoint Energy, Inc.	2,781	122,475
CMS Energy Corp.	1,232	94,248
Consolidated Edison, Inc.	1,469	162,516
Dominion Energy, Inc.	3,515	240,039
DTE Energy Co.	834	127,077
NiSource, Inc.	1,927	91,629
Public Service Enterprise Group, Inc.	2,051	166,459
Sempra	2,679	248,370
WEC Energy Group, Inc.	1,334	155,771

		1,540,389

Water Utilities (0.0%)†
American Water Works Co., Inc.	772	101,580

Total Utilities		6,523,841

Total Common Stocks (88.4%) (Cost $302,685,583)		572,489,766

PREFERRED STOCK:
Information Technology (0.0%)†
Software (0.0%)†
DataRobot, Inc. 0.000% (r)*	22,891	37,598

Total Preferred Stock (0.0%)† (Cost $300,834)		37,598

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.5%)
Communication Services (0.5%)
Entertainment (0.5%)
Live Nation Entertainment, Inc. 3.125%, 1/15/29	$1,955,000	3,482,833

Total Communication Services		3,482,833

Total Long-Term Debt Securities (0.5%) (Cost $2,047,544)		3,482,833

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Hologic, Inc., CVR* (Cost $7)	942	9

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (10.3%)
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	400,000	$400,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	5,095,660	5,095,660
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	61,315,018	61,315,018
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	53,091	53,091

Total Investment Companies		66,863,769

Total Short-Term Investments (10.3%) (Cost $66,887,946)		66,863,769

Total Investments in Securities (99.2%) (Cost $371,921,914)		642,873,975
Other Assets Less Liabilities (0.8%)		5,200,755

Net Assets (100%)		$648,074,730

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $5,485,883. This was collateralized by $5,455 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.750%, maturing 8/13/26 – 5/15/55 and by cash of $5,548,751 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	595	691,440	—	(52,358)	3,520	(70,474)	572,128	7,140	—

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	171	9/2026	USD	64,537,538	61,393

					61,393

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$44,309,209	$—	$—	$44,309,209
Consumer Discretionary	47,909,336	—	—	47,909,336
Consumer Staples	35,012,762	—	—	35,012,762
Energy	23,037,928	—	—	23,037,928
Financials	47,245,746	—	—	47,245,746
Health Care	53,985,109	2,125,489	—	56,110,598
Industrials	72,054,803	—	112,184	72,166,987
Information Technology	209,598,397	3,548,583	3,536,595	216,683,575
Materials	12,366,878	—	—	12,366,878
Real Estate	11,122,906	—	—	11,122,906
Utilities	6,523,841	—	—	6,523,841
Convertible Bonds
Communication Services	—	3,482,833	—	3,482,833
Futures	61,393	—	—	61,393
Preferred Stocks
Information Technology	—	—	37,598	37,598
Rights
Health Care	—	9	—	9
Short-Term Investments
Investment Companies	66,863,769	—	—	66,863,769

Total Assets	$630,092,077	$9,156,914	$3,686,377	$642,935,368

Total Liabilities	$—	$—	$—	$—

Total	$630,092,077	$9,156,914	$3,686,377	$642,935,368

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$61,393	*

Total		$61,393

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased(1)	Options Written	Futures	Total
Equity contracts	$(39,860)	$24,547	$4,709,648	$4,694,335

Total	$(39,860)	$24,547	$4,709,648	$4,694,335

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(30,189)	$(30,189)

Total	$(30,189)	$(30,189)

(1) Included in Realized gain (loss) on investment transactions in the Statement of Operations.

^ The Portfolio held futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$62,389,000

Options
Average value of option contracts written	$1,000

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$61,185,740
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$99,271,558

During the period ended June 30, 2026, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 3%)*	Net Proceeds of Sales and Redemptions (affiliated 5%)*	Net Realized Gain (Loss)
$ 1,808,888	$4,533,838	$1,353,908

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$298,717,746
Aggregate gross unrealized depreciation	(28,143,276)

Net unrealized appreciation	$270,574,470

Federal income tax cost of investments in securities and derivative instruments, if applicable	$372,360,898

For the period ended June 30, 2026, the Portfolio incurred approximately $343 as brokerage commissions with Bernstein Institutional Services, LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $354,630)	$572,128
Unaffiliated Issuers (Cost $371,567,284)	642,301,847
Cash	5,999,795
Foreign cash (Cost $44)	44
Cash held as collateral at broker for futures	4,789,200
Receivable for securities sold	559,511
Due from broker for futures variation margin	411,835
Dividends, interest and other receivables	382,560
Securities lending income receivable	14,476
Receivable for Portfolio shares sold	7,694
Other assets	6,463

Total assets	655,045,553

LIABILITIES
Payable for return of collateral on securities loaned	5,548,751
Payable for securities purchased	536,640
Investment management fees payable	334,106
Payable for Portfolio shares repurchased	293,839
Administrative fees payable	65,904
Distribution fees payable – Class IB	47,741
Accrued expenses	143,842

Total liabilities	6,970,823

Commitments and contingent liabilities^
NET ASSETS	$648,074,730

Net assets were comprised of:
Paid in capital	$394,982,220
Total distributable earnings (loss)	253,092,510

Net assets	$648,074,730

Class IB
Net asset value, offering and redemption price per share, $234,379,763 / 16,686,779 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.05

Class K
Net asset value, offering and redemption price per share, $413,694,967 / 29,445,464 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.05

(x)	Includes value of securities on loan of $5,485,883.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends ($7,140 of dividend income received from affiliates) (net of $6,653 foreign withholding tax)	$3,322,816
Interest	213,613
Securities lending (net)	41,375

Total income	3,577,804

EXPENSES
Investment management fees	2,183,957
Administrative fees	388,426
Distribution fees – Class IB	282,566
Custodian fees	49,122
Professional fees	42,712
Printing and mailing expenses	21,562
Trustees’ fees	9,816
Miscellaneous	10,517

Gross expenses	2,988,678
Less: Waiver from investment manager	(209,281)

Net expenses	2,779,397

NET INVESTMENT INCOME (LOSS)	798,407

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($3,520 realized gain (loss) from affiliates)	13,730,087
Futures contracts	4,709,648
Foreign currency transactions	(1,610)
Options written	24,547

Net realized gain (loss)	18,462,672

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(70,474) of change in unrealized appreciation (depreciation) from affiliates)	23,700,826
Futures contracts	(30,189)
Foreign currency translations	(68)

Net change in unrealized appreciation (depreciation)	23,670,569

NET REALIZED AND UNREALIZED GAIN (LOSS)	42,133,241

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,931,648

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$798,407	$1,793,165
Net realized gain (loss)	18,462,672	14,966,840
Net change in unrealized appreciation (depreciation)	23,670,569	30,950,867

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	42,931,648	47,710,872

Distributions to shareholders:
Class IB	—	(1,632,060)
Class K	—	(3,807,458)

Total distributions to shareholders	—	(5,439,518)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 316,777 and 668,549 shares, respectively ]	4,180,902	8,264,172
Capital shares issued in reinvestment of dividends [ 0 and 124,111 shares, respectively ]	—	1,632,060
Capital shares repurchased [ (1,481,334) and (3,559,094) shares, respectively ]	(19,612,157)	(44,127,049)

Total Class IB transactions	(15,431,255)	(34,230,817)

Class K
Capital shares sold [ 13,896 and 35,426 shares, respectively ]	180,448	439,663
Capital shares issued in reinvestment of dividends [ 0 and 289,982 shares, respectively ]	—	3,807,458
Capital shares repurchased [ (1,825,951) and (3,970,618) shares, respectively ]	(24,130,035)	(49,266,463)

Total Class K transactions	(23,949,587)	(45,019,342)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(39,380,842)	(79,250,159)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,550,806	(36,978,805)
NET ASSETS:
Beginning of period	644,523,924	681,502,729

End of period	$648,074,730	$644,523,924

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.13		$12.28	$10.06	$8.12	$11.21	$9.33

Income (loss) from investment operations†:
Net investment income (loss) (e)	0.01		0.01	0.03	0.05	0.03	(0.02)
Net realized and unrealized gain (loss)	0.91		0.93	2.23	1.95	(3.06)	2.35

Total from investment operations	0.92		0.94	2.26	2.00	(3.03)	2.33

Less distributions:
Dividends from net investment income	—		(0.02)	(0.04)	(0.06)	(0.03)	(0.05)
Distributions from net realized gains	—		(0.07)	— #	—	(0.03)	(0.40)

Total dividends and distributions	—		(0.09)	(0.04)	(0.06)	(0.06)	(0.45)

Net asset value, end of period	$14.05		$13.13	$12.28	$10.06	$8.12	$11.21

Total return (b)(y)	7.01%		7.66%	22.43%	24.58%	(27.06)%	25.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$234,380		$234,434	$253,260	$226,281	$203,847	$318,296
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%		1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers (a)(f)	1.12%		1.12%	1.12%	1.12%	1.11%	1.11%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	0.10%		0.12%	0.27%	0.55%	0.38%	(0.19)%
Before waivers (a)(g)	0.03%		0.05%	0.21%	0.48%	0.32%	(0.26)%
Portfolio turnover rate^	11	%(z)	15%	10%	11%	15%	17%

Class K	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,				October 26, 2021** December 31, 2021
			2025	2024	2023	2022
Net asset value, beginning of period	$13.12		$12.27	$10.05	$8.11	$11.19	$11.30

Income (loss) from investment operations†:
Net investment income (loss) (e)	0.02		0.05	0.06	0.07	0.06	0.01
Net realized and unrealized gain (loss)	0.91		0.92	2.23	1.95	(3.06)	0.18

Total from investment operations	0.93		0.97	2.29	2.02	(3.00)	0.19

Less distributions:
Dividends from net investment income	—		(0.05)	(0.07)	(0.08)	(0.05)	(0.07)
Distributions from net realized gains	—		(0.07)	—	—	(0.03)	(0.23)
Tax return of capital	—		—	— #	—	—	—

Total dividends and distributions	—		(0.12)	(0.07)	(0.08)	(0.08)	(0.30)

Net asset value, end of period	$14.05		$13.12	$12.27	$10.05	$8.11	$11.19

Total return (b)(y)	7.09%		7.92%	22.72%	24.89%	(26.83)%	1.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$413,695		$410,090	$428,243	$404,091	$372,573	$514,679
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%		0.80%	0.80%	0.80%	0.80%	0.80%
Before waivers (a)(f)	0.87%		0.87%	0.87%	0.87%	0.86%	0.84%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	0.35%		0.37%	0.53%	0.80%	0.64%	0.33%
Before waivers (a)(g)	0.28%		0.30%	0.46%	0.73%	0.58%	0.29%
Portfolio turnover rate^	11	%(z)	15%	10%	11%	15%	17%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

**	Resumed operations
#	Per share amount is less than $0.005.
†

The amount shown for a share outstanding throughout the period may not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.1%)
Diversified Telecommunication Services (0.7%)
AST SpaceMobile, Inc., Class A (x)*	26,200	$2,328,132
AT&T, Inc.	774,478	16,031,695
Cogent Communications Holdings, Inc.	4,300	59,684
Comcast Corp., Class A	417,448	10,248,348
Globalstar, Inc.*	5,033	409,133
Iridium Communications, Inc.	11,300	619,805
Liberty Capital Corp.*	200	4,380
Liberty Capital Corp., Class C*	2,925	63,063
Liberty Global Ltd., Class A*	21,600	245,592
Liberty Global Ltd., Class C*	19,900	218,900
Lumen Technologies, Inc.*	135,700	1,042,176
Space Exploration Technologies Corp., Class A (x)*	60,500	10,337,030
Uniti Group, Inc. (x)	20,438	234,424
Verizon Communications, Inc.	478,694	20,267,904

		62,110,266

Entertainment (1.2%)
Electronic Arts, Inc.	29,600	6,069,184
Liberty Media Corp.-Liberty Formula One, Class A*	2,995	262,182
Liberty Media Corp.-Liberty Formula One, Class C*	25,379	2,414,558
Live Nation Entertainment, Inc.*	20,800	3,808,688
Madison Square Garden Sports Corp.*	1,900	763,496
Netflix, Inc.*	479,700	34,250,580
Playtika Holding Corp.	43,142	160,488
ROBLOX Corp., Class A*	74,800	4,067,624
Roku, Inc.*	18,500	2,555,590
Spotify Technology SA*	18,060	8,291,888
Take-Two Interactive Software, Inc.*	22,111	5,527,308
TKO Group Holdings, Inc., Class A	7,800	1,570,218
Walt Disney Co. (The)	208,339	20,052,629
Warner Bros Discovery, Inc.*	283,146	7,548,672

		97,343,105

Interactive Media & Services (6.9%)
Alphabet, Inc., Class A	666,140	238,058,452
Alphabet, Inc., Class C	543,600	192,070,188
Angi, Inc., Class A (x)*	2,756	16,398
Cargurus, Inc., Class A*	6,900	235,221
Grindr, Inc. (x)*	17,500	251,475
Match Group, Inc.	27,398	1,042,494
Meta Platforms, Inc., Class A	251,987	141,941,757
People, Inc.*	5,250	242,340
Pinterest, Inc., Class A*	73,500	1,545,705
Reddit, Inc., Class A*	14,600	2,534,268
TripAdvisor, Inc.*	17,100	234,441
Yelp, Inc., Class A*	8,100	198,612
Ziff Davis, Inc. (x)*	3,800	199,006

		578,570,357

Media (0.2%)
Cable One, Inc.*	500	26,555
Charter Communications, Inc., Class A (x)*	11,379	1,618,208
DoubleVerify Holdings, Inc.*	19,700	213,548
EchoStar Corp., Class A*	16,600	1,684,900
Fox Corp., Class A	26,708	1,393,089
Fox Corp., Class B	18,600	871,224
John Wiley & Sons, Inc., Class A	800	38,808
Liberty Broadband Corp., Class A*	1,000	33,280
Liberty Broadband Corp., Class C*	14,628	486,527
New York Times Co. (The), Class A (x)	20,500	1,434,590
News Corp., Class A	45,961	1,141,212
News Corp., Class B	14,900	418,094
Nexstar Media Group, Inc., Class A	3,272	584,346
Omnicom Group, Inc.	38,324	2,791,137
Trade Desk, Inc. (The), Class A*	61,660	1,114,813
Versant Media Group, Inc.	17,000	612,170

		14,462,501

Wireless Telecommunication Services (0.1%)
Millicom International Cellular SA	11,800	1,070,968
Telephone and Data Systems, Inc.	9,400	347,894
T-Mobile US, Inc.	57,003	9,561,113

		10,979,975

Total Communication Services		763,466,204

Consumer Discretionary (9.4%)
Automobile Components (0.1%)
Adient plc*	15,253	280,350
Aptiv plc*	30,800	1,890,504
BorgWarner, Inc.	24,460	1,624,144
Dana, Inc.	4,000	108,840
Dorman Products, Inc. (x)*	2,600	354,770
Fox Factory Holding Corp.*	6,900	116,920
Gentex Corp.	27,100	684,817
Goodyear Tire & Rubber Co. (The)*	39,400	260,040
LCI Industries	3,100	328,228
Lear Corp.	6,000	804,360
Phinia, Inc.	7,072	582,521
QuantumScape Corp., Class A (x)*	33,400	252,504
Versigent plc*	10,266	431,275
Visteon Corp.	900	89,289

		7,808,562

Automobiles (1.9%)
Ford Motor Co.	450,536	6,262,451
General Motors Co.	106,000	8,170,480
Rivian Automotive, Inc., Class A (x)*	95,884	1,663,587
Tesla, Inc.*	334,027	140,491,756
Thor Industries, Inc.	6,300	473,508

		157,061,782

Broadline Retail (3.3%)
Amazon.com, Inc.*	1,109,075	264,336,935
Coupang, Inc., Class A*	161,600	2,806,992
eBay, Inc.	55,170	6,165,248
Etsy, Inc.*	12,000	903,960
Macy’s, Inc.	32,800	772,440

		274,985,575

Distributors (0.0%)†
Genuine Parts Co.	17,100	2,017,458
LKQ Corp.	37,900	997,907
Pool Corp.	4,400	945,560

		3,960,925

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Consumer Services (0.1%)
ADT, Inc.	18,814	$122,291
Bright Horizons Family Solutions, Inc.*	7,500	531,600
Coursera, Inc.*	13,100	73,884
Covista, Inc.*	4,700	585,902
Driven Brands Holdings, Inc.*	8,331	116,134
Duolingo, Inc., Class A*	4,800	552,096
Graham Holdings Co., Class B	400	456,568
Grand Canyon Education, Inc.*	2,800	400,708
H&R Block, Inc.	11,050	420,784
Liberty Live Holdings, Inc., Class C*	4,634	489,536
Matthews International Corp., Class A	7,100	191,132
Service Corp. International	16,200	1,230,552
Strategic Education, Inc.	2,600	199,212
Stride, Inc.*	5,500	474,320

		5,844,719

Hotels, Restaurants & Leisure (1.8%)
Airbnb, Inc., Class A*	49,000	7,011,900
Aramark	35,100	1,997,190
Booking Holdings, Inc.	88,500	15,774,240
Boyd Gaming Corp.	1,300	114,829
Brinker International, Inc. (x)*	5,800	974,400
Caesars Entertainment, Inc.*	23,800	718,284
Carnival Corp. Ltd.	141,160	4,032,941
Cava Group, Inc.*	10,400	816,192
Chipotle Mexican Grill, Inc.*	146,000	4,964,000
Churchill Downs, Inc.	7,400	663,336
Darden Restaurants, Inc.	15,350	3,162,253
Domino’s Pizza, Inc.	5,100	1,509,804
DoorDash, Inc., Class A*	44,998	8,303,481
DraftKings, Inc., Class A*	61,700	1,558,542
Dutch Bros, Inc., Class A*	14,500	1,041,245
Expedia Group, Inc.	13,987	3,578,994
Flutter Entertainment plc, Class DI*	22,000	2,247,740
Hilton Worldwide Holdings, Inc.	26,987	8,918,124
Hyatt Hotels Corp., Class A (x)	7,100	1,376,264
Las Vegas Sands Corp.	40,200	1,856,838
Life Time Group Holdings, Inc.*	20,900	853,556
Marriott International, Inc., Class A	26,005	9,637,193
McDonald’s Corp.	82,521	22,306,252
MGM Resorts International*	33,500	1,601,635
Norwegian Cruise Line Holdings Ltd.*	55,300	1,167,383
Papa John’s International, Inc. (x)	5,200	191,204
Planet Fitness, Inc., Class A*	12,600	657,342
Red Rock Resorts, Inc., Class A	6,100	396,866
Restaurant Brands International, Inc.	40,600	2,943,906
Royal Caribbean Cruises Ltd.	28,750	9,128,987
Shake Shack, Inc., Class A*	4,800	268,896
Starbucks Corp.	130,400	13,325,576
Texas Roadhouse, Inc., Class A	8,400	1,623,132
Travel + Leisure Co.	5,470	418,072
Vail Resorts, Inc. (x)	4,300	585,445
Viking Holdings Ltd.*	25,500	2,669,085
Wingstop, Inc.	4,000	693,640
Wyndham Hotels & Resorts, Inc.	14,570	1,226,940
Wynn Resorts Ltd.	10,300	1,000,027
Yum! Brands, Inc.	33,340	5,329,732

		146,645,466

Household Durables (0.3%)
Cavco Industries, Inc.*	900	552,942
Champion Homes, Inc.*	7,600	669,712
DR Horton, Inc.	28,700	4,674,656
Garmin Ltd.	19,300	4,584,522
Helen of Troy Ltd.*	1,700	49,419
Installed Building Products, Inc.	2,700	620,568
Leggett & Platt, Inc.	10,100	118,271
Lennar Corp., Class A	25,889	2,342,696
Lennar Corp., Class B (x)	1,300	115,323
LGI Homes, Inc.*	200	12,736
M/I Homes, Inc.*	900	144,711
Meritage Homes Corp.	8,700	729,495
Mohawk Industries, Inc.*	7,200	873,576
Newell Brands, Inc.	26,190	160,806
NVR, Inc.*	300	2,044,020
PulteGroup, Inc.	24,900	3,416,529
SharkNinja, Inc.*	9,100	1,385,657
Somnigroup International, Inc.	25,500	1,999,200
Sonos, Inc.*	13,700	185,361
Taylor Morrison Home Corp., Class A*	14,900	1,068,926
Toll Brothers, Inc.	11,300	1,861,675
TopBuild Corp.*	3,311	1,173,849
Whirlpool Corp. (x)	6,700	264,114

		29,048,764

Leisure Products (0.1%)
Acushnet Holdings Corp.	6,600	782,298
Brunswick Corp.	7,800	657,072
Callaway Golf Co.*	16,300	306,277
Hasbro, Inc.	15,400	1,271,886
Mattel, Inc.*	8,100	112,428
Peloton Interactive, Inc., Class A*	44,903	265,377
Polaris, Inc.	2,600	177,944
YETI Holdings, Inc.*	12,900	639,324

		4,212,606

Specialty Retail (1.6%)
Abercrombie & Fitch Co., Class A*	5,600	504,056
Advance Auto Parts, Inc. (x)	8,500	528,870
American Eagle Outfitters, Inc.	25,800	443,760
Asbury Automotive Group, Inc.*	1,600	321,728
AutoNation, Inc.*	2,700	501,633
AutoZone, Inc.*	2,090	6,679,515
Best Buy Co., Inc.	22,910	1,738,411
Boot Barn Holdings, Inc.*	3,700	607,799
Burlington Stores, Inc.*	7,800	2,471,040
CarMax, Inc.*	18,150	959,953
Carvana Co.*	80,500	5,298,510
Chewy, Inc., Class A*	26,200	514,830
Dick’s Sporting Goods, Inc.	9,713	2,203,006
Five Below, Inc.*	8,200	1,474,278
Floor & Decor Holdings, Inc., Class A*	16,700	991,312
GameStop Corp., Class A*	51,500	1,137,120
Gap, Inc. (The)	25,700	480,076
Home Depot, Inc. (The)	114,940	40,537,039
Lithia Motors, Inc., Class A	4,300	1,249,107
Lowe’s Cos., Inc.	64,063	14,125,251
Monro, Inc.	1,800	30,798
Murphy USA, Inc.	2,555	1,376,813
O’Reilly Automotive, Inc.*	98,750	9,093,887

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Penske Automotive Group, Inc.	2,000	$357,900
RH*	2,000	329,460
Ross Stores, Inc.	36,120	7,688,142
TJX Cos., Inc. (The)	129,900	19,679,850
Tractor Supply Co.	72,000	2,275,920
Ulta Beauty, Inc.*	5,700	2,570,586
Upbound Group, Inc.	9,600	203,712
Urban Outfitters, Inc.*	8,000	566,880
Valvoline, Inc.*	11,388	450,281
Wayfair, Inc., Class A (x)*	11,800	1,090,556
Williams-Sonoma, Inc.	15,600	3,636,360

		132,118,439

Textiles, Apparel & Luxury Goods (0.2%)
Amer Sports, Inc.*	18,700	632,808
Birkenstock Holding plc (x)*	15,500	666,965
Capri Holdings Ltd.*	15,600	289,692
Carter’s, Inc.	4,180	172,049
Columbia Sportswear Co.	700	43,274
Crocs, Inc.*	5,800	699,712
Deckers Outdoor Corp.*	20,000	1,985,800
Kontoor Brands, Inc.	7,400	616,716
Lululemon Athletica, Inc.*	13,200	1,507,176
NIKE, Inc., Class B	145,120	5,957,176
On Holding AG, Class A*	27,600	977,592
PVH Corp.	6,981	518,409
Ralph Lauren Corp.	4,570	1,834,444
Tapestry, Inc.	24,727	3,619,538
Under Armour, Inc., Class A (x)*	44,900	286,911
VF Corp.	43,300	722,244

		20,530,506

Total Consumer Discretionary		782,217,344

Consumer Staples (4.3%)
Beverages (0.9%)
Coca-Cola Co. (The)	448,840	36,477,227
Coca-Cola Consolidated, Inc.	7,000	1,336,440
Constellation Brands, Inc., Class A	16,400	2,281,076
Keurig Dr. Pepper, Inc.	154,510	5,057,112
Molson Coors Beverage Co., Class B	20,650	804,524
Monster Beverage Corp.*	86,300	8,295,156
PepsiCo, Inc.	156,090	21,134,586
Primo Brands Corp.	29,100	711,204

		76,097,325

Consumer Staples Distribution & Retail (1.6%)
BJ’s Wholesale Club Holdings, Inc.*	20,700	1,805,454
Casey’s General Stores, Inc.	4,300	3,417,597
Costco Wholesale Corp.	50,750	47,475,102
Dollar General Corp.	27,100	3,119,481
Dollar Tree, Inc.*	22,923	2,772,537
Kroger Co. (The)	68,120	3,782,703
Maplebear, Inc.*	23,600	1,117,460
Performance Food Group Co.*	23,132	2,585,926
Sprouts Farmers Market, Inc.*	12,500	1,057,250
Sysco Corp.	54,350	4,542,573
Target Corp.	54,060	7,060,777
US Foods Holding Corp.*	30,600	3,128,850
Walmart, Inc.	502,160	56,874,642

		138,740,352

Food Products (0.4%)
Archer-Daniels-Midland Co.	57,760	4,412,864
Bunge Global SA	14,580	1,556,124
Conagra Brands, Inc.	77,592	1,044,388
Darling Ingredients, Inc.*	18,900	1,032,318
General Mills, Inc.	76,300	2,655,240
Hershey Co. (The)	18,650	3,272,143
Hormel Foods Corp.	44,500	1,104,490
Ingredion, Inc.	8,200	776,622
J M Smucker Co. (The)	12,403	1,395,338
Kraft Heinz Co. (The)	118,536	2,799,820
Lamb Weston Holdings, Inc.	22,050	952,119
McCormick & Co., Inc. (Non-Voting)	31,800	1,603,356
Mondelez International, Inc., Class A	151,910	8,786,474
Pilgrim’s Pride Corp.	10,100	283,911
Smithfield Foods, Inc.	17,400	422,124
Tyson Foods, Inc., Class A	39,200	2,244,200

		34,341,531

Household Products (0.7%)
Church & Dwight Co., Inc.	27,100	2,625,448
Clorox Co. (The)	16,250	1,550,900
Colgate-Palmolive Co.	95,020	8,711,433
Kimberly-Clark Corp.	37,800	4,149,306
Procter & Gamble Co. (The)	266,645	39,100,823

		56,137,910

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	28,100	2,218,495
Kenvue, Inc.	250,956	4,795,769

		7,014,264

Tobacco (0.6%)
Altria Group, Inc.	197,790	14,230,991
Philip Morris International, Inc.	181,230	32,786,319

		47,017,310

Total Consumer Staples		359,348,692

Energy (3.1%)
Energy Equipment & Services (0.3%)
Archrock, Inc.	12,600	512,946
Baker Hughes Co.	117,984	6,548,112
Cactus, Inc., Class A	4,300	220,289
Halliburton Co.	102,730	3,487,683
Helmerich & Payne, Inc.	8,300	271,742
Innovex International, Inc.*	1,000	24,800
Kodiak Gas Services, Inc.	12,000	901,560
Noble Corp. plc	13,200	492,360
NOV, Inc.	45,380	841,799
Oceaneering International, Inc.*	14,000	567,280
Patterson-UTI Energy, Inc.	51,000	468,180
SLB Ltd.	178,471	8,297,117
TechnipFMC plc	48,000	3,182,400
Tidewater, Inc.*	7,900	526,377
Valaris Ltd.*	1,200	87,120
Weatherford International plc	7,900	643,850

		27,073,615

Oil, Gas & Consumable Fuels (2.8%)
Antero Midstream Corp.	54,300	1,235,325
Antero Resources Corp.*	37,300	1,310,722

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
APA Corp.	41,117	$1,339,181
California Resources Corp.	8,300	438,821
Centrus Energy Corp., Class A (x)*	3,300	553,971
Cheniere Energy, Inc.	25,400	6,070,854
Chevron Corp.	212,068	35,152,392
Chord Energy Corp.	7,345	839,533
Clean Energy Fuels Corp.*	52,500	107,625
CNX Resources Corp.*	16,300	553,059
Comstock Resources, Inc.*	20,800	310,336
ConocoPhillips	145,086	15,083,141
Core Natural Resources, Inc.	4,700	376,094
Crescent Energy Co., Class A	42,200	414,404
CVR Energy, Inc.	11,200	308,448
Devon Energy Corp.	134,888	5,573,572
Diamondback Energy, Inc.	24,141	4,243,505
DT Midstream, Inc.	12,000	1,760,880
Energy Fuels, Inc. (x)*	28,000	406,000
EOG Resources, Inc.	64,100	8,315,693
EQT Corp.	71,997	3,828,080
Excelerate Energy, Inc., Class A	4,700	178,553
Expand Energy Corp.	27,545	2,511,829
Exxon Mobil Corp.#	475,812	65,053,017
Golar LNG Ltd.	12,400	618,016
Gulfport Energy Corp.*	1,900	322,430
HF Sinclair Corp.	23,686	1,649,730
HighPeak Energy, Inc. (x)	400	2,796
International Seaways, Inc.	6,800	520,812
Kinder Morgan, Inc.	231,371	7,396,931
Kinetik Holdings, Inc., Class A	7,100	343,214
Kosmos Energy Ltd.*	28,800	60,768
Magnolia Oil & Gas Corp., Class A	22,700	580,666
Marathon Petroleum Corp.	35,233	9,008,021
Matador Resources Co.	15,000	746,700
Northern Oil & Gas, Inc.	23,700	430,155
Occidental Petroleum Corp.	87,535	4,251,575
ONEOK, Inc.	77,013	6,695,510
Ovintiv, Inc.	31,500	1,658,475
PBF Energy, Inc., Class A	14,700	669,144
Peabody Energy Corp.	16,200	374,544
Permian Resources Corp., Class A	86,200	1,586,942
Phillips 66	48,788	8,247,611
Range Resources Corp.	24,100	896,279
Scorpio Tankers, Inc.	6,900	477,894
SM Energy Co.	28,900	754,290
Targa Resources Corp.	25,100	6,730,314
Texas Pacific Land Corp.	7,500	3,282,300
Uranium Energy Corp. (x)*	55,300	589,498
Valero Energy Corp.	35,930	9,357,609
Viper Energy, Inc., Class A	16,500	699,600
Williams Cos., Inc. (The)	143,879	10,695,965
World Kinect Corp.	10,700	352,458

		234,965,282

Total Energy		262,038,897

Financials (12.1%)
Banks (3.6%)
Ameris Bancorp	3,900	352,014
Associated Banc-Corp.	29,400	904,638
Atlantic Union Bankshares Corp.	12,100	511,951
Axos Financial, Inc.*	3,800	370,082
Banc of California, Inc.	26,300	537,309
BancFirst Corp.	3,600	400,068
Bancorp, Inc. (The)*	7,100	444,744
Bank of America Corp.	756,146	43,085,199
Bank of Hawaii Corp.	2,300	187,427
Bank of NT Butterfield & Son Ltd. (The)	900	53,550
Bank OZK	15,800	823,022
BankUnited, Inc.	2,600	125,970
Banner Corp.	1,100	73,084
Beacon Financial Corp.	2,610	79,475
BOK Financial Corp.	4,050	562,464
Cathay General Bancorp	8,930	553,571
Central BanCo, Inc., Class A (x)	16,500	501,270
Citigroup, Inc.	194,784	27,261,969
Citizens Financial Group, Inc.	51,078	3,579,035
City Holding Co.	1,430	189,675
Columbia Banking System, Inc.	42,310	1,356,036
Columbia Financial, Inc.*	6,000	127,320
Commerce Bancshares, Inc.	20,365	1,176,079
Community Financial System, Inc.	7,000	469,840
Cullen/Frost Bankers, Inc.	7,800	1,205,256
CVB Financial Corp.	20,700	466,785
Dime Commercial Bancshares, Inc.	297	12,073
East West Bancorp, Inc.	18,200	2,349,438
Eastern Bankshares, Inc.	12,000	266,880
Enterprise Financial Services Corp.	100	6,588
FB Financial Corp.	2,500	138,375
Fifth Third Bancorp	108,472	6,114,567
First Bancorp	11,700	305,019
First Busey Corp.	1,833	54,074
First Citizens BancShares, Inc., Class A	872	1,814,449
First Commonwealth Financial Corp.	3,500	71,155
First Financial Bancorp	12,300	416,109
First Financial Bankshares, Inc.	12,300	425,580
First Financial Corp.	5,300	410,432
First Hawaiian, Inc.	9,300	272,490
First Horizon Corp.	63,050	1,616,602
First Merchants Corp.	7,800	340,782
Flagstar Bank NA	44,400	663,336
FNB Corp.	46,456	886,380
Fulton Financial Corp.	12,600	304,794
Glacier Bancorp, Inc.	20,100	1,036,758
Hancock Whitney Corp.	8,124	607,025
Hilltop Holdings, Inc.	8,700	337,386
Home BancShares, Inc.	27,400	782,270
Hope Bancorp, Inc.	3,383	46,279
Huntington Bancshares, Inc.	230,255	4,082,421
Independent Bank Corp.	5,000	418,600
International Bancshares Corp.	6,800	516,460
JPMorgan Chase & Co.	305,725	100,072,964
Kearny Financial Corp. (x)	9,432	89,227
KeyCorp	115,802	2,669,236
Live Oak Bancshares, Inc.	3,400	138,856
M&T Bank Corp.	16,812	4,001,424
Mechanics Bancorp	900	14,310
NBT Bancorp, Inc.	2,600	128,362
NU Holdings Ltd., Class A*	394,100	5,265,176
OceanFirst Financial Corp.	3,200	62,496
Old National Bancorp	46,300	1,199,170
Park National Corp.	1,500	274,485
Pinnacle Financial Partners, Inc.	22,160	2,235,501

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
PNC Financial Services Group, Inc. (The)	46,718	$11,502,906
Popular, Inc.	8,750	1,436,575
Prosperity Bancshares, Inc.	13,412	979,478
Provident Financial Services, Inc.	5,800	137,112
Regions Financial Corp.	97,600	2,947,520
Renasant Corp. (x)	300	12,762
S&T Bancorp, Inc.	4,200	206,136
ServisFirst Bancshares, Inc.	6,300	546,525
Simmons First National Corp., Class A	14,600	330,690
SouthState Bank Corp.	14,557	1,454,244
TFS Financial Corp. (x)	26,400	467,808
Tompkins Financial Corp.	2,639	249,438
Towne Bank	8,879	321,775
Truist Financial Corp.	151,960	7,570,647
Trustmark Corp.	850	39,109
UMB Financial Corp.	6,715	958,633
United Bankshares, Inc. (x)	20,400	934,932
United Community Banks, Inc.	14,900	522,841
US Bancorp	185,790	11,221,716
Valley National Bancorp	46,100	675,365
WaFd, Inc.	9,500	364,515
Webster Financial Corp.	22,688	1,733,817
Wells Fargo & Co.	350,273	28,946,561
WesBanco, Inc.	4,600	179,538
Western Alliance Bancorp	14,200	1,167,240
Wintrust Financial Corp.	11,500	1,848,280
WSFS Financial Corp.	3,590	275,461
Zions Bancorp NA	17,400	1,203,906

		304,080,892

Capital Markets (2.9%)
Acadian Asset Management, Inc.	600	42,912
Affiliated Managers Group, Inc.	4,640	1,570,176
Ameriprise Financial, Inc.	11,060	5,073,886
Ares Management Corp., Class A	24,481	2,724,980
Artisan Partners Asset Management, Inc., Class A	10,105	348,926
Bank of New York Mellon Corp. (The)	80,050	11,576,030
BGC Group, Inc., Class A	24,600	262,974
BlackRock, Inc.	17,863	17,176,346
Blackstone, Inc.	90,300	10,625,601
Blue Owl Capital, Inc., Class A	62,400	546,000
Brookfield Asset Management Ltd., Class A	48,000	2,152,800
Carlyle Group, Inc. (The)	32,000	1,347,520
Cboe Global Markets, Inc.	12,200	2,960,574
Charles Schwab Corp. (The)	186,875	17,242,956
CME Group, Inc.	42,465	9,377,546
Cohen & Steers, Inc.	5,200	395,928
Coinbase Global, Inc., Class A*	27,100	3,961,749
DigitalBridge Group, Inc.	18,075	285,224
Evercore, Inc., Class A	4,800	1,638,912
FactSet Research Systems, Inc.	4,900	1,127,392
Franklin Resources, Inc.	31,190	1,037,691
Freedom Holding Corp. (x)*	2,600	339,222
Galaxy Digital, Inc., Class A (x)*	22,700	620,618
Goldman Sachs Group, Inc. (The)	33,000	33,375,210
Hamilton Lane, Inc., Class A	4,800	378,384
Houlihan Lokey, Inc., Class A	6,600	885,258
Interactive Brokers Group, Inc., Class A	56,160	4,888,166
Intercontinental Exchange, Inc.	67,916	8,361,139
Invesco Ltd.	43,300	1,142,687
Jefferies Financial Group, Inc.	24,488	1,223,910
KKR & Co., Inc.	78,891	7,240,616
Lazard, Inc.	3,900	163,566
LPL Financial Holdings, Inc.	10,600	2,985,808
Marex Group plc	9,900	603,405
Moelis & Co., Class A	8,800	575,696
Moody’s Corp.	18,050	8,175,206
Morgan Stanley	128,087	26,775,306
Morningstar, Inc.	4,200	655,284
MSCI, Inc.	9,034	5,059,401
Nasdaq, Inc.	52,300	4,122,286
Northern Trust Corp.	22,250	3,867,940
Piper Sandler Cos.	7,200	520,848
Raymond James Financial, Inc.	21,200	3,223,036
Robinhood Markets, Inc., Class A*	92,800	9,305,984
S&P Global, Inc.	33,834	13,779,235
SEI Investments Co.	16,150	1,416,517
State Street Corp.	30,550	5,181,280
StepStone Group, Inc., Class A	4,400	181,984
Stifel Financial Corp.	23,262	1,622,990
StoneX Group, Inc.*	8,625	1,022,063
T. Rowe Price Group, Inc.	24,880	2,828,607
TPG, Inc., Class A	16,200	656,910
Tradeweb Markets, Inc., Class A	15,000	1,494,900
Victory Capital Holdings, Inc., Class A	5,500	462,330
Virtu Financial, Inc., Class A	6,900	411,033
XP, Inc., Class A	49,000	796,740

		245,819,688

Consumer Finance (0.6%)
Ally Financial, Inc.	37,869	1,740,081
American Express Co.	60,656	20,516,892
Bread Financial Holdings, Inc.	300	32,505
Capital One Financial Corp.	72,078	14,460,288
Credit Acceptance Corp.*	1,600	1,018,784
Enova International, Inc.*	2,300	553,679
FirstCash Holdings, Inc.	4,572	989,015
Navient Corp.	25,584	217,720
Nelnet, Inc., Class A	4,000	533,320
OneMain Holdings, Inc.	17,900	1,091,363
SoFi Technologies, Inc.*	139,800	2,506,614
Synchrony Financial	38,352	2,916,670
Upstart Holdings, Inc. (x)*	10,100	357,843

		46,934,774

Financial Services (3.2%)
Affirm Holdings, Inc., Class A*	34,000	2,772,700
Apollo Global Management, Inc.	51,686	6,114,971
Berkshire Hathaway, Inc., Class B*	212,836	106,501,006
Block, Inc., Class A*	62,724	4,767,024
Burford Capital Ltd.	17,600	72,160
Chime Financial, Inc., Class A*	37,400	765,952
Corebridge Financial, Inc.	37,700	1,079,351
Corpay, Inc.*	8,800	2,932,776
Enact Holdings, Inc.	10,900	498,239
Essent Group Ltd.	10,300	662,084
Euronet Worldwide, Inc.*	4,700	343,993

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Evertec, Inc.	2,500	$69,450
Fidelity National Information Services, Inc.	66,069	2,568,763
Fiserv, Inc.*	69,202	3,394,358
Flywire Corp.*	14,600	256,522
Global Payments, Inc.	32,476	2,356,459
Jack Henry & Associates, Inc.	11,430	1,574,368
Jackson Financial, Inc., Class A	11,800	1,208,202
Marqeta, Inc., Class A*	66,800	271,208
Mastercard, Inc., Class A	92,800	47,662,080
MGIC Investment Corp.	23,900	673,980
NCR Atleos Corp.*	3,300	143,253
NMI Holdings, Inc., Class A*	4,700	193,123
Payoneer Global, Inc.*	56,500	402,280
PayPal Holdings, Inc.	117,153	5,058,666
PennyMac Financial Services, Inc.	3,833	333,854
Radian Group, Inc.	7,800	293,826
Remitly Global, Inc.*	22,900	513,189
Rocket Cos., Inc., Class A*	114,400	1,801,800
Sezzle, Inc.*	3,800	652,194
Toast, Inc., Class A*	52,200	1,452,204
Visa, Inc., Class A	188,812	64,779,509
Voya Financial, Inc.	14,900	1,348,897
Walker & Dunlop, Inc.	3,700	202,390
WEX, Inc.*	4,000	564,360

		264,285,191

Insurance (1.7%)
Aflac, Inc.	55,200	6,472,200
Allstate Corp. (The)	30,540	7,266,688
American Financial Group, Inc.	12,030	1,683,478
American International Group, Inc.	63,236	4,712,979
Aon plc, Class A	24,219	8,033,200
Arch Capital Group Ltd.*	42,000	4,076,520
Arthur J Gallagher & Co.	29,100	6,680,487
Assurant, Inc.	6,200	1,664,886
Assured Guaranty Ltd.	4,800	384,768
Axis Capital Holdings Ltd.	10,270	1,103,409
Baldwin Insurance Group, Inc. (The), Class A*	11,200	297,696
Brighthouse Financial, Inc.*	1,932	122,296
Brown & Brown, Inc.	32,900	2,110,535
Chubb Ltd.	40,251	13,715,126
Cincinnati Financial Corp.	20,320	3,762,045
CNA Financial Corp.	13,200	641,652
CNO Financial Group, Inc.	7,400	377,252
Employers Holdings, Inc.	600	30,288
Everest Group Ltd.	6,100	2,179,103
F&G Annuities & Life, Inc.	11,550	307,114
Fidelity National Financial, Inc.	33,580	1,583,633
First American Financial Corp.	17,600	1,207,184
Genworth Financial, Inc., Class A*	19,600	185,612
Globe Life, Inc.	10,605	1,894,901
Goosehead Insurance, Inc., Class A*	600	29,100
Hanover Insurance Group, Inc. (The)	6,190	1,325,403
Hartford Insurance Group, Inc. (The)	31,310	4,149,201
Kemper Corp.	1,782	48,043
Kinsale Capital Group, Inc.	3,800	1,253,278
Lincoln National Corp.	30,350	1,072,872
Loews Corp.	19,792	2,240,652
Markel Group, Inc.*	1,460	2,851,395
Marsh & McLennan Cos., Inc.	58,750	9,791,863
MBIA, Inc.*	3,100	20,212
Mercury General Corp.	5,000	533,100
MetLife, Inc.	61,760	5,225,514
Old Republic International Corp.	30,794	1,260,090
Oscar Health, Inc., Class A*	26,900	767,188
Palomar Holdings, Inc.*	1,700	214,863
Primerica, Inc.	3,600	1,023,120
Principal Financial Group, Inc.	24,500	2,640,610
Progressive Corp. (The)	68,200	14,898,290
Prudential Financial, Inc.	42,831	4,622,750
Reinsurance Group of America, Inc.	9,310	1,979,771
RenaissanceRe Holdings Ltd.	6,560	2,078,864
RLI Corp.	12,060	712,384
Ryan Specialty Holdings, Inc., Class A (x)	12,600	475,776
Selective Insurance Group, Inc.	7,100	688,771
Travelers Cos., Inc. (The)	25,470	8,408,156
Trupanion, Inc.*	1,000	24,770
Unum Group	23,800	2,127,720
W.R. Berkley Corp.	26,400	1,861,992
White Mountains Insurance Group Ltd.	300	622,017
Willis Towers Watson plc	13,100	3,423,947

		146,864,764

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT) (x)	103,900	1,132,510
Annaly Capital Management, Inc. (REIT)	82,988	1,855,612
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,900	30,972
Arbor Realty Trust, Inc. (REIT) (x)	34,900	189,158
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	6,800	115,260
Claros Mortgage Trust, Inc. (REIT)*	2,700	6,345
Rithm Capital Corp. (REIT)	66,550	624,904
Starwood Property Trust, Inc. (REIT) (x)	57,200	936,936

		4,891,697

Total Financials		1,012,877,006

Health Care (9.5%)
Biotechnology (2.2%)
AbbVie, Inc.	204,430	51,442,765
ACADIA Pharmaceuticals, Inc.*	17,100	432,630
ADMA Biologics, Inc.*	29,900	250,263
Agios Pharmaceuticals, Inc.*	2,300	85,353
Alector, Inc.*	1,800	3,618
Alkermes plc*	20,700	1,084,576
Allogene Therapeutics, Inc.*	24,600	51,168
Alnylam Pharmaceuticals, Inc.*	15,400	4,635,862
Amgen, Inc.	63,068	22,838,184
AnaptysBio, Inc.*	6,600	445,500
Anavex Life Sciences Corp. (x)*	23,900	61,901
Apogee Therapeutics, Inc.*	5,000	663,650
Arcturus Therapeutics Holdings, Inc. (x)*	400	2,688
Arcus Biosciences, Inc.*	6,200	191,146
Arrowhead Pharmaceuticals, Inc.*	22,200	1,809,522
Ascendis Pharma A/S*	5,700	1,520,304
Atrium Therapeutics, Inc.*	1,450	19,502
Beam Therapeutics, Inc.*	7,300	250,536

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
BioCryst Pharmaceuticals, Inc.*	35,300	$353,000
Biogen, Inc.*	17,260	3,729,196
Biohaven Ltd.*	9,700	144,336
BioMarin Pharmaceutical, Inc.*	28,200	1,613,604
Bridgebio Pharma, Inc.*	18,844	1,403,501
Caris Life Sciences, Inc.*	41,400	737,748
Celcuity, Inc.*	5,300	554,486
CG oncology, Inc.*	8,900	632,345
Cogent Biosciences, Inc.*	16,600	642,420
CRISPR Therapeutics AG (x)*	10,000	545,400
Cytokinetics, Inc.*	12,600	1,073,394
Denali Therapeutics, Inc.*	14,300	367,796
Dianthus Therapeutics, Inc. (x)*	7,200	701,856
Dyne Therapeutics, Inc.*	10,800	239,868
Editas Medicine, Inc.*	11,500	37,260
Exelixis, Inc.*	38,900	2,116,549
First Tracks Biotherapeutics, Inc.*	6,600	132,792
Gilead Sciences, Inc.	143,691	18,153,921
GRAIL, Inc.*	4,016	274,172
Halozyme Therapeutics, Inc.*	17,900	1,401,033
Ideaya Biosciences, Inc.*	13,500	503,145
ImmunityBio, Inc. (x)*	71,300	624,231
Immunovant, Inc.*	15,700	604,921
Incyte Corp.*	19,700	2,233,192
Insmed, Inc.*	24,900	2,654,838
Ionis Pharmaceuticals, Inc. (x)*	24,800	1,966,392
Ironwood Pharmaceuticals, Inc., Class A*	4,000	16,840
Kodiak Sciences, Inc.*	3,500	136,360
Krystal Biotech, Inc.*	3,200	1,189,344
Kura Oncology, Inc.*	12,500	137,125
Kymera Therapeutics, Inc.*	7,000	802,690
Madrigal Pharmaceuticals, Inc.*	2,400	1,288,680
Mirum Pharmaceuticals, Inc. (x)*	6,500	760,955
Moderna, Inc.*	44,417	3,110,523
Myriad Genetics, Inc.*	11,500	65,665
Natera, Inc.*	16,300	4,424,635
Neurocrine Biosciences, Inc.*	14,500	2,443,758
Nkarta, Inc.*	800	2,264
Novavax, Inc. (x)*	12,200	114,924
Nuvalent, Inc., Class A*	4,800	592,800
Organogenesis Holdings, Inc., Class A*	25,100	60,993
Oruka Therapeutics, Inc.*	7,900	751,843
PDL BioPharma, Inc. (r)*	46,000	—
Praxis Precision Medicines, Inc.*	2,400	803,496
Protagonist Therapeutics, Inc.*	6,900	845,802
Prothena Corp. plc*	3,300	32,307
PTC Therapeutics, Inc.*	8,000	652,560
Recursion Pharmaceuticals, Inc., Class A (x)*	1,000	3,670
Regeneron Pharmaceuticals, Inc.	12,100	7,544,834
REGENXBIO, Inc.*	7,400	88,652
Relay Therapeutics, Inc.*	22,001	411,639
Replimune Group, Inc.*	1,100	12,177
Revolution Medicines, Inc.*	20,724	3,881,191
Rhythm Pharmaceuticals, Inc.*	7,100	788,313
Rocket Pharmaceuticals, Inc.*	8,900	30,438
Roivant Sciences Ltd.*	47,400	1,677,486
Sana Biotechnology, Inc.*	14,595	50,937
Sarepta Therapeutics, Inc.*	12,700	228,219
Scholar Rock Holding Corp.*	13,300	731,500
Spyre Therapeutics, Inc.*	8,300	736,874
Stoke Therapeutics, Inc.*	500	16,360
TG Therapeutics, Inc.*	18,300	1,005,402
Travere Therapeutics, Inc.*	11,300	641,953
Twist Bioscience Corp.*	6,900	709,872
Ultragenyx Pharmaceutical, Inc.*	10,000	333,900
United Therapeutics Corp.*	5,400	2,925,882
Vaxcyte, Inc.*	14,700	854,511
Veracyte, Inc.*	7,700	452,221
Vericel Corp.*	3,600	160,164
Vertex Pharmaceuticals, Inc.*	29,800	14,802,554
Vir Biotechnology, Inc.*	10,700	109,033
Xencor, Inc.*	8,900	143,290
Xenon Pharmaceuticals, Inc.*	10,300	621,708

		186,426,908

Health Care Equipment & Supplies (1.4%)
Abbott Laboratories	204,612	18,566,493
Align Technology, Inc.*	7,700	1,298,682
AtriCure, Inc.*	1,800	50,364
Avanos Medical, Inc.*	7,975	198,418
Baxter International, Inc.	80,080	1,707,306
Becton Dickinson & Co.	35,613	5,389,315
Boston Scientific Corp.*	179,500	7,661,060
CONMED Corp.	4,500	147,285
Cooper Cos., Inc. (The)*	27,600	1,979,196
Dexcom, Inc.*	46,500	3,131,775
Edwards Lifesciences Corp.*	67,500	6,106,050
Embecta Corp.	2,602	8,483
Enovis Corp.*	4,333	89,693
Envista Holdings Corp.*	21,763	573,455
GE HealthCare Technologies, Inc.	60,015	3,841,560
Glaukos Corp.*	6,800	950,368
Globus Medical, Inc., Class A*	19,837	1,567,321
Haemonetics Corp.*	600	45,000
ICU Medical, Inc.*	1,700	249,220
IDEXX Laboratories, Inc.*	10,000	5,264,400
Inogen, Inc.*	3,600	23,220
Insulet Corp.*	9,100	1,385,475
Integer Holdings Corp.*	3,500	327,075
Integra LifeSciences Holdings Corp.*	6,500	116,740
Intuitive Surgical, Inc.*	41,400	16,463,952
IRhythm Holdings, Inc.*	4,000	475,800
Lantheus Holdings, Inc.*	8,700	965,178
LivaNova plc(x)*	5,100	419,373
Medline, Inc., Class A*	51,300	2,023,272
Medtronic plc	151,485	11,850,672
Merit Medical Systems, Inc.*	300	20,802
Neogen Corp. (x)*	32,700	293,973
Novocure Ltd.*	17,900	271,185
Omnicell, Inc.*	7,900	328,008
Penumbra, Inc.*	4,400	1,389,300
Procept Biorobotics Corp.*	5,700	128,706
QuidelOrtho Corp.*	7,797	136,564
ResMed, Inc.	19,100	3,722,208
Solventum Corp.*	19,607	1,512,680
STAAR Surgical Co.*	3,500	100,415
STERIS plc	12,709	2,676,134
Stryker Corp.	41,270	12,993,447
Teleflex, Inc.	5,100	646,476
TransMedics Group, Inc.*	4,400	292,248

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Varex Imaging Corp.*	2,624	$27,368
Zimmer Biomet Holdings, Inc.	26,000	2,238,340

		119,654,055

Health Care Providers & Services (1.7%)
AdaptHealth Corp., Class A*	16,900	176,098
Addus HomeCare Corp.*	200	20,094
AMN Healthcare Services, Inc.*	200	6,474
Astrana Health, Inc.*	7,300	338,793
Aveanna Healthcare Holdings, Inc.*	7,400	63,418
BrightSpring Health Services, Inc.*	18,200	1,269,268
Brookdale Senior Living, Inc.*	36,435	586,239
Cardinal Health, Inc.	29,000	6,889,240
Castle Biosciences, Inc.*	200	4,770
Cencora, Inc.	21,600	6,112,368
Centene Corp.*	64,400	4,133,836
Chemed Corp.	1,500	698,610
Cigna Group (The)	31,276	8,622,168
Concentra Group Holdings Parent, Inc.	10,974	326,477
CorVel Corp.*	3,900	243,828
CVS Health Corp.	145,634	15,065,837
DaVita, Inc.*	4,200	934,416
Elevance Health, Inc.	26,480	10,240,610
Encompass Health Corp.	12,700	1,283,716
Ensign Group, Inc. (The)	5,800	929,740
Fulgent Genetics, Inc.*	300	6,156
Guardant Health, Inc.*	14,800	2,220,444
HCA Healthcare, Inc.	17,100	6,667,119
HealthEquity, Inc.*	13,100	1,183,192
Henry Schein, Inc.*	11,300	943,776
Hims & Hers Health, Inc. (x)*	24,100	835,547
Humana, Inc.	13,900	5,521,358
Innovage Holding Corp. (x)*	1,200	14,220
Labcorp Holdings, Inc.	11,435	3,201,800
LifeStance Health Group, Inc.*	27,100	290,241
McKesson Corp.	14,480	10,941,088
Molina Healthcare, Inc.*	7,200	1,646,640
NeoGenomics, Inc.*	17,900	261,161
NRC Health	100	2,157
OPKO Health, Inc.*	104,600	156,900
Option Care Health, Inc.*	19,525	409,439
PACS Group, Inc.*	17,200	733,408
Pediatrix Medical Group, Inc.*	10,340	261,912
Pennant Group, Inc. (The)*	2,100	77,595
Privia Health Group, Inc.*	14,200	365,366
Progyny, Inc.*	8,900	256,587
Quest Diagnostics, Inc.	13,130	2,782,904
RadNet, Inc.*	8,000	493,360
Surgery Partners, Inc.*	798	13,407
Tenet Healthcare Corp.*	10,700	2,001,756
UnitedHealth Group, Inc.	103,257	42,916,707
Universal Health Services, Inc., Class B	7,980	1,186,546

		143,336,786

Health Care Technology (0.1%)
Certara, Inc. (x)*	16,330	106,961
Doximity, Inc., Class A*	13,800	286,212
Evolent Health, Inc., Class A*	7,400	40,108
Phreesia, Inc.*	6,100	62,769
Schrodinger, Inc.*	14,100	229,125
Teladoc Health, Inc.*	24,260	205,725
Veeva Systems, Inc., Class A*	19,700	3,496,159
Waystar Holding Corp.*	15,000	307,950

		4,735,009

Life Sciences Tools & Services (0.9%)
10X Genomics, Inc., Class A*	13,900	532,926
Agilent Technologies, Inc.	32,330	4,294,394
Avantor, Inc.*	96,094	951,331
Azenta, Inc.*	7,987	203,828
Bio-Rad Laboratories, Inc., Class A*	2,300	675,303
Bio-Techne Corp.	25,800	1,822,770
Bruker Corp.	14,400	866,592
Charles River Laboratories International, Inc.*	5,850	1,326,721
Codexis, Inc.*	600	1,356
CryoPort, Inc.*	3,300	51,810
Danaher Corp.	73,860	14,068,853
Fortrea Holdings, Inc.*	235	4,089
Illumina, Inc.*	19,100	3,358,353
IQVIA Holdings, Inc.*	20,380	3,937,824
Maravai LifeSciences Holdings, Inc., Class A*	11,581	72,265
Medpace Holdings, Inc.*	2,800	1,482,852
Mettler-Toledo International, Inc.*	2,400	3,066,024
OmniAb, Inc.*	11,270	27,724
Pacific Biosciences of California, Inc. (x)*	3,200	5,376
QIAGEN NV	32,190	1,258,629
Repligen Corp.*	9,700	1,323,468
Revvity, Inc.	18,600	2,069,436
Sotera Health Co.*	33,931	602,275
Tempus AI, Inc., Class A (x)*	10,300	596,679
Thermo Fisher Scientific, Inc.	43,550	21,834,228
Waters Corp.*	12,619	4,732,630
West Pharmaceutical Services, Inc.	8,500	3,051,500

		72,219,236

Pharmaceuticals (3.2%)
Amneal Pharmaceuticals, Inc.*	20,200	349,662
Amphastar Pharmaceuticals, Inc.*	5,200	104,936
Arvinas, Inc.*	5,200	43,212
Atea Pharmaceuticals, Inc. (x)*	12,500	58,125
Axsome Therapeutics, Inc.*	4,700	1,150,419
Bristol-Myers Squibb Co.	239,044	13,773,715
Corcept Therapeutics, Inc. (x)*	11,200	973,840
Crinetics Pharmaceuticals, Inc. (x)*	11,500	430,330
Elanco Animal Health, Inc.*	74,632	1,836,694
Eli Lilly & Co.	91,288	109,493,566
Harmony Biosciences Holdings, Inc. (x)*	9,200	334,972
Indivior Pharmaceuticals, Inc.*	15,700	644,171
Innoviva, Inc.*	6,818	154,837
Jazz Pharmaceuticals plc*	7,800	1,879,566
Johnson & Johnson	275,488	69,965,687
Ligand Pharmaceuticals, Inc. (x)*	2,300	727,007
Liquidia Corp.*	8,600	685,678
Merck & Co., Inc.	282,890	36,351,365
Organon & Co.	2,300	31,142
Pacira BioSciences, Inc.*	7,400	187,738
Perrigo Co. plc	13,700	142,343
Pfizer, Inc.	671,317	16,165,313

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Phibro Animal Health Corp., Class A	1,200	$37,680
Prestige Consumer Healthcare, Inc.*	5,900	278,893
Royalty Pharma plc, Class A	54,600	3,061,422
Theravance Biopharma, Inc.*	13,700	232,900
VeraDermics, Inc.*	5,500	676,170
Viatris, Inc.	136,374	2,165,619
Zoetis, Inc.	55,100	3,959,486

		265,896,488

Total Health Care		792,268,482

Industrials (10.3%)
Aerospace & Defense (2.5%)
AAR Corp.*	1,800	257,274
AeroVironment, Inc.*	3,600	594,252
ATI, Inc.*	15,500	3,055,050
Axon Enterprise, Inc.*	9,900	5,550,039
Boeing Co. (The)*	89,500	19,374,065
BWX Technologies, Inc.	12,200	2,374,730
Carpenter Technology Corp.	5,500	3,392,620
Curtiss-Wright Corp.	4,700	3,561,472
FTAI Aviation Ltd.	12,100	3,273,413
GE Aerospace	118,045	44,116,958
General Dynamics Corp.	29,870	10,581,149
HEICO Corp.	5,041	1,795,554
HEICO Corp., Class A	8,945	2,307,005
Hexcel Corp.	9,600	960,576
Honeywell Aerospace, Inc.*	37,300	8,246,284
Howmet Aerospace, Inc.	46,329	12,456,015
Huntington Ingalls Industries, Inc.	4,600	1,287,494
Kratos Defense & Security Solutions, Inc.*	18,900	942,354
L3Harris Technologies, Inc.	23,391	6,797,191
Leonardo DRS, Inc.	8,700	371,229
Lockheed Martin Corp.	23,260	11,850,039
Mercury Systems, Inc.*	6,200	758,446
Moog, Inc., Class A	3,000	1,271,520
Northrop Grumman Corp.	16,050	8,174,425
Rocket Lab Corp.*	61,400	6,241,310
RTX Corp.	156,867	29,762,376
StandardAero, Inc.*	26,100	780,651
Textron, Inc.	25,900	2,375,807
TransDigm Group, Inc.	6,850	9,124,474
V2X, Inc.*	1,600	119,296
VSE Corp.	3,100	708,350
Woodward, Inc.	7,430	3,161,019

		205,622,437

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	14,530	2,736,580
Expeditors International of Washington, Inc.	15,100	2,460,998
FedEx Corp.	25,850	8,094,411
GXO Logistics, Inc.*	13,100	664,170
United Parcel Service, Inc., Class B	87,350	9,390,125

		23,346,284

Building Products (0.6%)
A.O. Smith Corp.	13,400	840,448
AAON, Inc.	8,700	1,103,682
Advanced Drainage Systems, Inc.	9,900	1,553,904
Allegion plc	10,612	1,490,880
Apogee Enterprises, Inc.	2,100	96,054
Armstrong World Industries, Inc.	6,500	1,042,730
Builders FirstSource, Inc.*	17,490	1,565,005
Carlisle Cos., Inc.	6,100	2,212,775
Carrier Global Corp.	91,271	6,694,728
CSW Industrials, Inc.	1,900	528,770
Gibraltar Industries, Inc.*	1,900	85,690
Johnson Controls International plc	71,771	10,486,461
Lennox International, Inc.	3,710	2,125,645
Masco Corp.	23,100	1,879,647
Masterbrand, Inc.*	11,450	117,820
Modine Manufacturing Co.*	6,600	1,762,332
Owens Corning	9,070	1,441,767
Simpson Manufacturing Co., Inc.	6,100	1,277,035
Trane Technologies plc	26,312	12,923,402
UFP Industries, Inc.	2,500	226,850
Zurn Elkay Water Solutions Corp. (x)	14,900	752,897

		50,208,522

Commercial Services & Supplies (0.5%)
ABM Industries, Inc.	700	30,968
Brink’s Co. (The)	4,900	463,001
Casella Waste Systems, Inc., Class A*	6,200	601,214
Cimpress plc*	1,700	172,890
Cintas Corp.	40,600	6,905,248
Clean Harbors, Inc.*	7,100	2,121,125
Copart, Inc.*	111,400	3,140,366
CoreCivic, Inc.*	4,100	124,558
Deluxe Corp.	1,400	33,432
GFL Environmental, Inc.	29,700	1,092,663
HNI Corp.	2,500	101,025
Millerknoll, Inc. (x)	5,300	108,438
MSA Safety, Inc.	5,900	1,030,022
OPENLANE, Inc.*	1,700	70,108
RB Global, Inc.	26,748	3,114,805
Republic Services, Inc.	23,735	5,057,454
Rollins, Inc.	35,450	1,479,683
Tetra Tech, Inc.	46,500	1,343,385
UniFirst Corp.	500	132,230
Veralto Corp.	32,486	2,880,858
Vestis Corp.*	16,250	235,950
Waste Management, Inc.	43,750	9,751,000

		39,990,423

Construction & Engineering (0.5%)
AECOM	18,202	1,270,500
Ameresco, Inc., Class A*	5,000	138,000
API Group Corp.*	44,550	1,886,692
Arcosa, Inc.	5,780	839,776
Argan, Inc. (x)	1,600	1,277,680
Comfort Systems USA, Inc.	4,300	8,522,385
Construction Partners, Inc., Class A*	5,500	653,235
Dycom Industries, Inc.*	3,900	1,971,801
EMCOR Group, Inc.	5,500	4,564,340
Everus Construction Group, Inc.*	6,000	995,700
Fluor Corp.*	22,300	1,168,297
Granite Construction, Inc.	5,100	806,208
IES Holdings, Inc.*	1,000	734,660
MasTec, Inc.*	7,200	2,995,632
MYR Group, Inc.*	1,800	900,720
Primoris Services Corp.	6,700	664,104

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Quanta Services, Inc.	16,950	$12,204,678
Sterling Infrastructure, Inc.*	3,800	3,189,568
Valmont Industries, Inc.	3,100	1,790,560

		46,574,536

Electrical Equipment (1.5%)
Acuity, Inc.	4,100	1,544,306
AMETEK, Inc.	27,575	6,671,496
Bloom Energy Corp., Class A*	30,700	9,292,890
Eaton Corp. plc	44,397	18,918,450
Emerson Electric Co.	67,510	9,664,057
EnerSys	4,600	1,075,572
Eos Energy Enterprises, Inc. (x)*	36,300	213,444
Forgent Power Solutions, Inc., Class A*	14,600	815,556
GE Vernova, Inc.	30,811	36,198,611
Generac Holdings, Inc.*	7,800	2,283,918
Hubbell, Inc., Class B	7,200	3,767,040
Nextpower, Inc., Class A*	17,700	2,108,778
nVent Electric plc	19,853	3,367,267
Powell Industries, Inc.	3,300	944,988
Regal Rexnord Corp.	8,522	2,029,855
Rockwell Automation, Inc.	13,800	6,832,104
Sensata Technologies Holding plc	17,100	816,354
Vertiv Holdings Co., Class A	45,000	15,066,900
Vicor Corp.*	2,600	987,428

		122,599,014

Ground Transportation (0.9%)
ArcBest Corp.	500	71,770
CSX Corp.	224,850	10,687,121
Fedex Freight Holding Co., Inc.*	12,925	1,951,675
Heartland Express, Inc.	9,600	146,112
Hertz Global Holdings, Inc. (x)*	3,300	7,475
JB Hunt Transport Services, Inc.	9,150	2,648,285
Knight-Swift Transportation Holdings, Inc., Class A	18,835	1,466,681
Landstar System, Inc.	4,000	827,240
Norfolk Southern Corp.	27,070	8,515,951
Old Dominion Freight Line, Inc.	22,350	4,841,010
RXO, Inc.*	5,100	140,709
Ryder System, Inc.	5,400	1,424,358
Saia, Inc.*	3,800	1,600,408
Schneider National, Inc., Class B	1,195	43,653
Uber Technologies, Inc.*	223,989	16,163,046
U-Haul Holding Co.	7,900	455,830
Union Pacific Corp.	69,520	18,909,440
XPO, Inc.*	13,500	2,771,415

		72,672,179

Industrial Conglomerates (0.2%)
3M Co.	59,730	9,670,884
Brookfield Business Corp., Class A	400	11,940
Honeywell International, Inc.	37,300	8,351,470

		18,034,294

Machinery (2.2%)
AGCO Corp.	7,300	873,810
Albany International Corp., Class A	1,100	81,950
Allison Transmission Holdings, Inc.	10,500	1,183,770
Atmus Filtration Technologies, Inc.	9,800	499,702
Caterpillar, Inc.	51,910	55,278,959
Chart Industries, Inc.*	6,500	1,358,110
CNH Industrial NV	144,100	1,618,243
Crane Co.	7,900	1,762,253
Cummins, Inc.	15,760	11,240,190
Deere & Co.	29,240	18,547,809
Donaldson Co., Inc.	18,700	1,678,699
Dover Corp.	15,190	3,406,813
Enerpac Tool Group Corp., Class A	3,000	107,580
Enpro, Inc.	2,500	942,325
Esab Corp.	6,033	595,035
ESCO Technologies, Inc.	3,300	1,155,132
Federal Signal Corp.	6,400	822,336
Flowserve Corp.	15,840	1,174,695
Fortive Corp.	36,830	2,249,945
Franklin Electric Co., Inc.	700	75,033
Gates Industrial Corp. plc*	30,000	839,100
Graco, Inc.	22,380	1,692,152
Hillman Solutions Corp.*	9,200	77,648
IDEX Corp.	9,040	2,051,628
Illinois Tool Works, Inc.	35,110	9,496,202
Ingersoll Rand, Inc.	47,266	3,875,339
ITT, Inc.	9,425	1,863,888
JBT Marel Corp.	6,100	884,500
Lincoln Electric Holdings, Inc.	6,760	1,794,848
Middleby Corp. (The)*	5,600	963,256
Mueller Industries, Inc.	17,000	2,089,810
Nordson Corp.	6,360	1,918,748
Oshkosh Corp.	7,500	1,151,100
Otis Worldwide Corp.	47,374	3,391,978
PACCAR, Inc.	62,045	7,452,845
Parker-Hannifin Corp.	14,710	14,388,145
Pentair plc	21,587	1,654,860
RBC Bearings, Inc.*	3,900	2,511,834
Snap-on, Inc.	7,300	2,937,520
SPX Technologies, Inc.*	4,900	1,201,333
Standex International Corp.	500	178,835
Stanley Black & Decker, Inc.	21,835	2,055,110
Tennant Co.	1,100	96,294
Terex Corp.	13,100	948,309
Timken Co. (The)	7,500	1,089,900
Toro Co. (The)	15,880	1,547,030
Trinity Industries, Inc.	5,140	177,741
Watts Water Technologies, Inc., Class A	4,000	1,565,800
Westinghouse Air Brake Technologies Corp.	19,287	5,199,775
Worthington Enterprises, Inc.	2,100	112,896
Xylem, Inc.	30,954	3,659,072

		183,519,885

Marine Transportation (0.0%)†
Costamare Bulkers Holdings Ltd.*	740	12,994
Costamare, Inc.	3,700	51,874
Kirby Corp.*	7,450	1,012,977
Matson, Inc.	3,400	653,582

		1,731,427

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	13,800	720,360
Allegiant Travel Co.*	2,200	258,720
American Airlines Group, Inc. (x)*	105,200	1,900,964
Delta Air Lines, Inc.	78,750	7,375,725

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Joby Aviation, Inc. (x)*	66,900	$596,748
SkyWest, Inc.*	600	59,598
Southwest Airlines Co.	56,900	2,925,798
United Airlines Holdings, Inc.*	37,340	5,077,866

		18,915,779

Professional Services (0.4%)
Amentum Holdings, Inc.*	18,919	391,056
Automatic Data Processing, Inc.	48,450	10,850,377
Booz Allen Hamilton Holding Corp.	16,800	1,019,256
Broadridge Financial Solutions, Inc.	15,509	2,123,957
CACI International, Inc., Class A*	2,600	1,204,476
CBIZ, Inc.*	1,220	39,138
Conduent, Inc.*	1,586	2,316
Equifax, Inc.	15,820	2,510,950
Exponent, Inc.	900	52,884
First Advantage Corp.*	4,000	72,200
FTI Consulting, Inc.*	600	89,406
Genpact Ltd.	3,100	85,250
Huron Consulting Group, Inc.*	800	72,128
Jacobs Solutions, Inc.	13,700	1,726,200
KBR, Inc.	2,400	82,872
Korn Ferry	1,400	93,212
Leidos Holdings, Inc.	18,348	1,889,294
ManpowerGroup, Inc.	1,480	49,980
Maximus, Inc.	6,700	360,192
Paychex, Inc.	42,810	4,209,507
Paycom Software, Inc.	6,500	816,920
Planet Labs PBC*	28,000	927,640
Science Applications International Corp. (x)	3,401	375,504
SS&C Technologies Holdings, Inc.	30,200	1,873,910
TransUnion	30,305	2,186,203
UL Solutions, Inc., Class A	8,800	896,368
Verisk Analytics, Inc.	15,000	2,692,950

		36,694,146

Trading Companies & Distributors (0.5%)
Applied Industrial Technologies, Inc.	4,300	1,454,045
Core & Main, Inc., Class A*	23,100	1,114,575
Distribution Solutions Group, Inc.*	600	16,410
Fastenal Co.	142,700	6,853,881
Ferguson Enterprises, Inc.	24,300	5,767,119
GATX Corp.	5,000	885,950
Herc Holdings, Inc.	3,800	544,692
McGrath RentCorp	1,000	121,030
MSC Industrial Direct Co., Inc., Class A	1,600	190,320
QXO, Inc. (x)*	74,700	1,290,816
Sunbelt Rentals Holdings, Inc.	46,900	3,508,589
United Rentals, Inc.	7,322	8,295,021
W.W. Grainger, Inc.	5,150	7,006,060
Watsco, Inc.	5,210	2,171,163
WESCO International, Inc.	5,786	1,998,658

		41,218,329

Total Industrials		861,127,255

Information Technology (34.7%)
Communications Equipment (1.3%)
Applied Optoelectronics, Inc.*	7,700	$1,140,832
Arista Networks, Inc.*	120,000	20,385,600
Calix, Inc.*	1,500	55,980
Ciena Corp.*	17,100	8,388,576
Cisco Systems, Inc.	451,670	53,053,158
F5, Inc.*	7,800	3,244,488
Lumentum Holdings, Inc.*	8,600	7,379,316
Motorola Solutions, Inc.	20,521	8,522,166
NetScout Systems, Inc.*	1,300	56,615
Ubiquiti, Inc.	600	320,418
Viasat, Inc.*	14,500	1,302,245
Viavi Solutions, Inc.*	25,850	1,234,338

		105,083,732

Electronic Equipment, Instruments & Components (1.2%)
Advanced Energy Industries, Inc.	3,600	1,342,332
Aeva Technologies, Inc.*	2,220	63,758
Amphenol Corp., Class A	140,260	24,730,643
Arrow Electronics, Inc.*	6,000	1,280,460
Avnet, Inc.	9,420	836,684
Belden, Inc.	4,600	551,586
CDW Corp.	19,151	2,693,397
Cognex Corp.	19,400	1,404,948
Coherent Corp.*	20,557	8,109,120
Corning, Inc.	91,590	23,394,834
Crane NXT Co. (x)	5,500	281,380
Fabrinet*	4,200	2,360,736
Flex Ltd.*	42,500	6,887,975
Ingram Micro Holding Corp.	27,000	740,610
IPG Photonics Corp.*	1,100	129,052
Itron, Inc.*	4,010	346,985
Jabil, Inc.	11,900	4,587,212
Keysight Technologies, Inc.*	20,315	7,111,672
Littelfuse, Inc.	3,100	1,411,523
Mirion Technologies, Inc., Class A*	28,500	511,005
Novanta, Inc.*	4,100	665,184
Plexus Corp.*	3,100	932,077
Ralliant Corp.	10,500	773,115
Rogers Corp.*	200	32,746
Sanmina Corp.*	6,800	1,720,944
TD SYNNEX Corp.	8,766	2,343,503
Teledyne Technologies, Inc.*	5,246	3,498,557
TTM Technologies, Inc.*	12,200	2,281,644
Vishay Intertechnology, Inc.	13,800	742,164
Vontier Corp.	23,452	680,108
Zebra Technologies Corp., Class A*	7,100	1,869,146

		104,315,100

IT Services (1.0%)
Accenture plc, Class A	72,200	8,984,568
Akamai Technologies, Inc.*	16,500	1,950,465
Amdocs Ltd.	16,610	839,469
Applied Digital Corp.*	27,400	1,022,020
Cloudflare, Inc., Class A*	38,400	9,418,752
Cognizant Technology Solutions Corp., Class A	64,900	2,513,577
CoreWeave, Inc., Class A*	39,800	3,961,692
DigitalOcean Holdings, Inc.*	8,800	1,381,864
DXC Technology Co.*	21,096	186,700
EPAM Systems, Inc.*	8,800	698,280
Everforth, Inc.*	4,300	76,841
Fastly, Inc., Class A*	13,300	244,188
Gartner, Inc.*	10,378	1,345,196
Globant SA*	6,398	185,158

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
GoDaddy, Inc., Class A*	17,800	$1,510,864
International Business Machines Corp.	108,231	30,435,640
Kyndryl Holdings, Inc.*	32,800	370,968
MongoDB, Inc.*	10,100	3,392,590
Okta, Inc.*	22,800	3,111,060
Rackspace Technology, Inc.*	9,900	64,647
Snowflake, Inc., Class A*	38,622	9,829,299
Twilio, Inc., Class A*	16,300	3,363,179
VeriSign, Inc.	10,950	2,754,582

		87,641,599

Semiconductors & Semiconductor Equipment (17.1%)
ACM Research, Inc., Class A*	6,400	812,096
Advanced Micro Devices, Inc.*	185,853	107,963,866
Allegro MicroSystems, Inc.*	14,300	995,566
Ambarella, Inc. (x)*	1,700	145,860
Amkor Technology, Inc.	13,600	1,172,728
Analog Devices, Inc.	56,834	22,572,760
Applied Materials, Inc.	91,520	66,168,960
Astera Labs, Inc.*	17,500	8,452,850
Axcelis Technologies, Inc.*	3,800	719,910
Broadcom, Inc.	533,000	201,340,750
Cirrus Logic, Inc.*	7,400	1,099,122
Credo Technology Group Holding Ltd.*	18,800	5,112,660
Diodes, Inc.*	5,900	645,696
Enphase Energy, Inc.*	15,000	738,600
Entegris, Inc.	17,473	3,142,694
First Solar, Inc.*	12,300	2,902,308
FormFactor, Inc.*	9,200	1,471,356
GLOBALFOUNDRIES, Inc.	14,400	1,186,704
Intel Corp.*	501,390	70,009,086
KLA Corp.	149,500	45,105,645
Kulicke & Soffa Industries, Inc.	7,500	1,003,200
Lam Research Corp.	142,850	61,901,191
Lattice Semiconductor Corp.*	16,100	2,462,656
MACOM Technology Solutions Holdings, Inc.*	7,600	2,890,812
Marvell Technology, Inc.	99,261	29,568,859
MaxLinear, Inc., Class A*	9,400	1,203,482
Microchip Technology, Inc.	63,240	5,767,488
Micron Technology, Inc.	128,950	148,845,696
MKS, Inc.	7,700	3,424,960
Monolithic Power Systems, Inc.	5,400	7,464,744
NVIDIA Corp.	2,666,979	533,635,828
ON Semiconductor Corp.*	46,700	4,415,018
Onto Innovation, Inc.*	5,700	2,157,165
Power Integrations, Inc.	1,900	159,144
Qnity Electronics, Inc.	26,016	4,248,673
Qorvo, Inc.*	9,627	897,910
QUALCOMM, Inc.	123,405	22,804,010
Rambus, Inc.*	12,300	1,632,702
Rigetti Computing, Inc. (x)*	37,600	726,432
Semtech Corp.*	10,700	1,731,795
Silicon Laboratories, Inc.*	3,800	830,528
SiTime Corp.*	2,600	1,938,456
Skyworks Solutions, Inc. (x)	24,900	1,688,220
Synaptics, Inc.*	5,900	732,957
Teradyne, Inc.	18,610	9,004,262
Texas Instruments, Inc.	105,690	31,503,018
Ultra Clean Holdings, Inc.*	6,000	855,540
Universal Display Corp. (x)	800	69,272

		1,425,323,235

Software (7.2%)
8x8, Inc.*	18,300	31,293
ACI Worldwide, Inc.*	16,500	829,785
Adobe, Inc.*	48,120	9,865,562
Alarm.com Holdings, Inc.*	2,300	107,456
Alkami Technology, Inc. (x)*	1,500	27,180
Appian Corp., Class A*	3,700	84,730
AppLovin Corp., Class A*	27,500	14,168,825
Atlassian Corp., Class A*	22,400	1,742,496
Aurora Innovation, Inc., Class A (x)*	134,600	917,972
Autodesk, Inc.*	26,550	5,161,851
AvePoint, Inc.*	14,000	156,940
Bentley Systems, Inc., Class B	18,500	552,965
BitMine Immersion Technologies, Inc.	64,400	857,164
Blackbaud, Inc.*	7,500	222,150
BlackLine, Inc.*	3,500	98,245
Box, Inc., Class A*	9,300	246,822
C3.ai, Inc., Class A (x)*	24,900	226,341
Cadence Design Systems, Inc.*	32,430	12,171,628
CCC Intelligent Solutions Holdings, Inc.*	11,300	58,308
Cerence, Inc. (x)*	1,600	18,112
Cipher Digital, Inc.*	31,900	781,550
Circle Internet Group, Inc., Class A*	20,400	1,277,652
Clear Secure, Inc., Class A	12,000	668,760
Commvault Systems, Inc.*	5,300	751,169
Consensus Cloud Solutions, Inc.*	2,166	82,633
Core Scientific, Inc.*	33,400	854,706
Crowdstrike Holdings, Inc., Class A*	28,800	21,978,432
Datadog, Inc., Class A*	37,600	9,789,536
Docusign, Inc.*	25,400	1,128,268
Dolby Laboratories, Inc., Class A	5,900	310,222
Domo, Inc., Class B*	800	2,504
Dropbox, Inc., Class A*	5,600	153,832
D-Wave Quantum, Inc. (x)*	35,500	851,645
Dynatrace, Inc.*	39,500	1,734,445
Elastic NV*	10,000	570,200
Fair Isaac Corp.*	3,000	3,584,340
Figma, Inc., Class A (x)*	34,800	629,532
Five9, Inc.*	11,500	245,180
Fortinet, Inc.*	71,400	10,968,468
Freshworks, Inc., Class A*	24,200	244,904
Gen Digital, Inc.	66,516	1,655,583
Gitlab, Inc., Class A*	23,000	702,190
Guidewire Software, Inc.*	11,700	1,439,685
HubSpot, Inc.*	6,500	1,186,315
Hut 8 Corp.*	11,300	1,304,528
Intapp, Inc.*	6,500	163,865
InterDigital, Inc. (x)	3,300	934,329
Intuit, Inc.	32,950	8,599,950
IREN Ltd. (x)*	36,900	1,687,437
JFrog Ltd.*	12,200	1,108,736
Life360, Inc. (x)*	2,800	155,008
LiveRamp Holdings, Inc.*	1,900	71,516
Manhattan Associates, Inc.*	9,200	1,281,100
MARA Holdings, Inc.*	43,200	600,048
Microsoft Corp.	849,378	316,834,982

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
N-able, Inc.*	9,750	$35,782
nCino, Inc.*	12,100	197,835
NCR Voyix Corp.*	15,200	124,184
Nutanix, Inc., Class A*	34,600	1,763,216
Oracle Corp.	195,721	28,682,913
Palantir Technologies, Inc., Class A*	256,200	29,890,854
Palo Alto Networks, Inc.*	92,200	31,442,044
Pegasystems, Inc.	12,400	371,628
Procore Technologies, Inc.*	14,500	588,990
PTC, Inc.*	16,150	1,834,801
Q2 Holdings, Inc.*	6,700	322,270
Qualys, Inc.*	4,300	591,207
Riot Platforms, Inc.*	41,100	1,125,318
Roper Technologies, Inc.	11,650	3,942,243
Rubrik, Inc., Class A*	16,500	1,324,620
SailPoint, Inc. (x)*	51,200	749,568
Salesforce, Inc.	90,851	14,232,718
Samsara, Inc., Class A*	33,700	1,092,891
SentinelOne, Inc., Class A*	43,000	729,710
ServiceNow, Inc.*	117,300	11,645,544
ServiceTitan, Inc., Class A (x)*	10,000	707,100
SoundHound AI, Inc., Class A (x)*	44,400	287,268
SPS Commerce, Inc.*	2,100	120,057
Strategy, Inc.*	36,600	3,181,638
Synopsys, Inc.*	21,928	9,781,423
Tenable Holdings, Inc.*	4,300	158,584
Terawulf, Inc. (x)*	39,700	980,590
Trimble, Inc.*	32,400	1,658,232
Tyler Technologies, Inc.*	6,000	1,754,760
Unity Software, Inc.*	42,396	1,211,678
Workday, Inc., Class A*	28,480	3,486,522
Workiva, Inc., Class A*	4,000	194,040
Yext, Inc.*	7,100	33,157
Zeta Global Holdings Corp., Class A*	23,700	466,416
Zoom Communications, Inc., Class A*	31,500	2,718,765
Zscaler, Inc.*	12,100	1,707,915

		601,015,556

Technology Hardware, Storage & Peripherals (6.9%)
Apple, Inc.	1,653,004	478,313,237
Corsair Gaming, Inc. (x)*	4,303	41,610
Dell Technologies, Inc., Class C	34,400	14,842,224
Everpure, Inc., Class A*	43,200	3,403,728
GPGI, Inc., Class A (x)	20,900	331,265
Hewlett Packard Enterprise Co.	161,832	7,300,242
HP, Inc.	127,468	2,796,648
IonQ, Inc. (x)*	39,400	2,098,444
NetApp, Inc.	25,450	3,938,642
Sandisk Corp.*	16,500	37,516,545
Super Micro Computer, Inc.*	69,000	2,023,770
Western Digital Corp.	39,278	25,087,644

		577,693,999

Total Information Technology		2,901,073,221

Materials (2.2%)
Chemicals (1.1%)
Air Products and Chemicals, Inc.	26,480	7,763,406
Albemarle Corp.	13,976	1,887,179
Ashland, Inc.	264	17,395
Avient Corp.	6,700	247,632
Axalta Coating Systems Ltd.*	32,258	1,103,869
Balchem Corp.	4,100	692,695
Celanese Corp.	13,800	634,800
CF Industries Holdings, Inc.	18,210	1,971,415
Chemours Co. (The)	4,600	94,392
Corteva, Inc.	79,390	6,723,539
Dow, Inc.	95,756	2,619,884
DuPont de Nemours, Inc.	17,344	2,352,540
Eastman Chemical Co.	17,028	1,140,535
Ecolab, Inc.	29,488	8,215,652
Element Solutions, Inc.	38,300	1,828,825
FMC Corp.	16,000	184,000
Huntsman Corp.	5,000	53,100
International Flavors & Fragrances, Inc.	30,247	2,396,167
Linde plc	52,700	27,348,138
LyondellBasell Industries NV, Class A	30,000	1,579,500
Mosaic Co. (The)	39,330	833,403
NewMarket Corp.	900	712,116
Olin Corp.	2,500	49,550
Perimeter Solutions, Inc.*	22,700	809,255
PPG Industries, Inc.	28,500	3,456,765
RPM International, Inc.	18,150	2,017,373
Sensient Technologies Corp.	6,700	826,043
Sherwin-Williams Co. (The)	26,500	9,124,480
Solstice Advanced Materials, Inc.	20,200	1,789,720
Westlake Corp.	7,200	525,600

		88,998,968

Construction Materials (0.2%)
CRH plc	76,400	8,174,800
Eagle Materials, Inc.	6,100	1,372,500
James Hardie Industries plc (ADR)*	25,200	659,736
Knife River Corp.*	6,100	510,265
Martin Marietta Materials, Inc.	7,130	4,111,871
Vulcan Materials Co.	14,800	4,366,148

		19,195,320

Containers & Packaging (0.3%)
Amcor plc	64,935	2,814,932
AptarGroup, Inc.	10,000	1,252,000
Avery Dennison Corp.	11,350	1,842,673
Ball Corp.	32,400	2,021,760
Crown Holdings, Inc.	17,450	1,951,259
Graphic Packaging Holding Co.	41,000	433,370
International Paper Co.	68,250	2,600,325
Packaging Corp. of America	9,900	2,358,972
Silgan Holdings, Inc.	11,200	519,568
Smurfit Westrock plc	69,232	3,202,672
Sonoco Products Co.	15,060	848,631

		19,846,162

Metals & Mining (0.6%)
Alcoa Corp.	32,900	1,715,406
Anglogold Ashanti plc	63,200	5,112,248
Cleveland-Cliffs, Inc.*	60,600	569,034
Coeur Mining, Inc.	118,600	1,935,552
Commercial Metals Co.	13,100	822,025
Freeport-McMoRan, Inc.	170,194	10,703,501
Hecla Mining Co.	72,700	1,121,761
Materion Corp.	2,400	713,736
MP Materials Corp. (x)*	16,100	901,761
Newmont Corp.	122,008	11,395,547

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Nucor Corp.	25,220	$5,617,755
Reliance, Inc.	5,800	2,166,880
Royal Gold, Inc.	9,800	1,956,178
Southern Copper Corp.	10,092	1,758,632
SSR Mining, Inc.*	27,300	772,044
Steel Dynamics, Inc.	17,000	3,900,820
Warrior Met Coal, Inc.	6,300	511,308

		51,674,188

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	8,200	645,012

Total Materials		180,359,650

Real Estate (2.2%)
Diversified REITs (0.0%)†
American Assets Trust, Inc. (REIT)	3,100	76,539
Broadstone Net Lease, Inc. (REIT) (x)	5,600	115,752
Essential Properties Realty Trust, Inc. (REIT)	21,500	641,775
WP Carey, Inc. (REIT)	29,921	2,139,352

		2,973,418

Health Care REITs (0.4%)
Alexandria Real Estate Equities, Inc. (REIT)	25,080	1,325,478
American Healthcare REIT, Inc. (REIT) (x)	19,500	1,016,925
CareTrust REIT, Inc. (REIT)	24,200	976,470
Diversified Healthcare Trust (REIT)	22,690	211,017
Healthcare Realty Trust, Inc. (REIT), Class A	58,041	1,170,687
Healthpeak Properties, Inc. (REIT)	79,318	1,697,405
LTC Properties, Inc. (REIT)	2,400	92,280
National Health Investors, Inc. (REIT) (x)	300	22,878
Omega Healthcare Investors, Inc. (REIT)	44,440	2,118,899
Sabra Health Care REIT, Inc. (REIT)	3,157	61,593
Ventas, Inc. (REIT)	53,479	4,748,935
Welltower, Inc. (REIT)	81,317	18,456,520

		31,899,087

Hotel & Resort REITs (0.1%)
Apple Hospitality REIT, Inc. (REIT)	16,100	270,641
DiamondRock Hospitality Co. (REIT)	14,300	174,174
Host Hotels & Resorts, Inc. (REIT)	82,113	1,946,899
Park Hotels & Resorts, Inc. (REIT) (x)	12,535	178,624
RLJ Lodging Trust (REIT)	15,000	177,750
Ryman Hospitality Properties, Inc. (REIT)	10,751	1,382,041
Service Properties Trust (REIT)	11,300	19,097
Sunstone Hotel Investors, Inc. (REIT)	8,400	96,180
Xenia Hotels & Resorts, Inc. (REIT)	5,100	103,836

		4,349,242

Industrial REITs (0.3%)
EastGroup Properties, Inc. (REIT)	6,800	1,377,204
First Industrial Realty Trust, Inc. (REIT)	20,000	1,226,200
Innovative Industrial Properties, Inc. (REIT)	1,300	80,574
Lineage, Inc. (REIT) (x)	6,997	302,620
LXP Industrial Trust (REIT)	2,340	126,079
Prologis, Inc. (REIT)	109,563	14,842,500
Rexford Industrial Realty, Inc. (REIT)	29,300	981,550
STAG Industrial, Inc. (REIT)	27,800	1,058,068
Terreno Realty Corp. (REIT)	11,600	751,332

		20,746,127

Office REITs (0.0%)†
Brandywine Realty Trust (REIT)	11,500	36,455
BXP, Inc. (REIT)	20,970	1,390,521
Cousins Properties, Inc. (REIT)	6,061	181,709
Easterly Government Properties, Inc. (REIT), Class A (x)	3,280	81,770
Hudson Pacific Properties, Inc. (REIT)*	3,500	53,165
JBG SMITH Properties (REIT)	9,600	140,832
Kilroy Realty Corp. (REIT)	100	3,747
NET Lease Office Properties (REIT)	2,014	22,416
Piedmont Realty Trust, Inc. (REIT)*	25,100	229,665
SL Green Realty Corp. (REIT) (x)	2,200	113,894
Vornado Realty Trust (REIT) (x)	20,400	801,720

		3,055,894

Real Estate Management & Development (0.1%)
AGNT, Inc.	11,270	60,971
CBRE Group, Inc., Class A*	37,350	5,030,672
Compass, Inc., Class A*	80,200	988,866
CoStar Group, Inc.*	53,050	1,502,376
Cushman & Wakefield Ltd.*	1,700	22,763
Howard Hughes Holdings, Inc.*	5,800	414,642
Jones Lang LaSalle, Inc.*	6,600	2,045,670
Marcus & Millichap, Inc.	1,100	34,287
Newmark Group, Inc., Class A	15,219	229,959
RMR Group, Inc. (The), Class A	271	5,564
Seaport Entertainment Group, Inc. (x)*	854	22,716
St Joe Co. (The)	5,100	319,413
Zillow Group, Inc., Class C*	18,424	580,724

		11,258,623

Residential REITs (0.3%)
American Homes 4 Rent (REIT), Class A	47,500	1,592,200
AvalonBay Communities, Inc. (REIT)	16,749	3,160,369
Camden Property Trust (REIT)	15,680	1,795,203
Equity LifeStyle Properties, Inc. (REIT)	27,500	1,772,375
Equity Residential (REIT)	49,687	3,375,238
Essex Property Trust, Inc. (REIT)	8,677	2,530,126
Independence Realty Trust, Inc. (REIT)	11,400	190,266
Invitation Homes, Inc. (REIT)	77,996	2,356,259
Mid-America Apartment Communities, Inc. (REIT)	14,938	2,075,486
Sun Communities, Inc. (REIT)	14,100	1,690,731
UDR, Inc. (REIT)	52,936	2,113,205

		22,651,458

Retail REITs (0.3%)
Acadia Realty Trust (REIT) (x)	9,000	188,190
Agree Realty Corp. (REIT) (x)	13,200	999,768
Brixmor Property Group, Inc. (REIT)	45,300	1,428,309
Curbline Properties Corp. (REIT)	6,200	188,480
Federal Realty Investment Trust (REIT)	12,380	1,528,187
Getty Realty Corp. (REIT)	3,100	103,416
InvenTrust Properties Corp. (REIT)	1,900	67,260
Kimco Realty Corp. (REIT)	99,485	2,521,945

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Kite Realty Group Trust (REIT)	15,198	$431,319
Macerich Co. (The) (REIT) (x)	29,622	746,178
NNN REIT, Inc. (REIT)	27,190	1,265,151
Phillips Edison & Co., Inc. (REIT)	3,700	153,994
Realty Income Corp. (REIT)	108,341	6,712,808
Regency Centers Corp. (REIT)	26,006	2,073,719
Simon Property Group, Inc. (REIT)	38,759	8,668,450
SITE Centers Corp. (REIT)	3,100	12,307
Tanger, Inc. (REIT)	5,300	209,191
Urban Edge Properties (REIT)	8,910	203,861

		27,502,533

Specialized REITs (0.7%)
American Tower Corp. (REIT)	54,200	8,865,494
Crown Castle, Inc. (REIT)	56,850	4,305,250
CubeSmart (REIT)	39,700	1,578,869
Digital Realty Trust, Inc. (REIT)	41,272	7,411,626
EPR Properties (REIT)	1,700	98,617
Equinix, Inc. (REIT)	11,261	11,738,354
Extra Space Storage, Inc. (REIT)	24,641	3,580,337
Gaming and Leisure Properties, Inc. (REIT)	36,886	1,642,534
Iron Mountain, Inc. (REIT)	34,155	4,314,118
Lamar Advertising Co. (REIT), Class A	13,639	2,127,411
Millrose Properties, Inc. (REIT) (x)	10,300	309,515
National Storage Affiliates Trust (REIT)	3,000	133,410
Public Storage (REIT)	19,702	6,271,344
Rayonier, Inc. (REIT)	35,141	747,800
Safehold, Inc. (REIT)	3,000	47,100
SBA Communications Corp. (REIT)	12,300	2,170,458
VICI Properties, Inc. (REIT), Class A	130,300	3,459,465
Weyerhaeuser Co. (REIT)	86,235	2,064,466

		60,866,168

Total Real Estate		185,302,550

Utilities (2.2%)
Electric Utilities (1.3%)
Alliant Energy Corp.	34,700	2,647,263
American Electric Power Co., Inc.	62,170	8,505,478
Constellation Energy Corp.	38,052	9,450,975
Duke Energy Corp.	89,085	11,276,379
Edison International	43,060	3,205,817
Entergy Corp.	51,900	5,961,234
Evergy, Inc.	28,409	2,455,390
Eversource Energy	44,958	3,249,115
Exelon Corp.	118,156	5,508,433
FirstEnergy Corp.	62,204	2,957,178
IDACORP, Inc.	6,850	1,036,405
NextEra Energy, Inc.	242,300	21,266,671
NRG Energy, Inc.	23,321	3,406,265
OGE Energy Corp.	25,400	1,235,964
Oklo, Inc., Class A (x)*	12,700	664,591
PG&E Corp.	247,300	4,159,586
Pinnacle West Capital Corp.	15,000	1,605,000
Portland General Electric Co.	13,200	684,156
PPL Corp.	83,450	3,033,407
Southern Co. (The)	128,450	12,293,950
TXNM Energy, Inc.	11,600	658,648
Xcel Energy, Inc.	68,280	5,482,884

		110,744,789

Gas Utilities (0.1%)
Atmos Energy Corp.	21,100	3,634,897
National Fuel Gas Co.	13,700	1,057,777
New Jersey Resources Corp. (x)	11,800	661,272
ONE Gas, Inc.	3,200	246,624
Southwest Gas Holdings, Inc.	7,600	673,968
Spire, Inc.	3,500	273,315
UGI Corp.	23,175	800,465

		7,348,318

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	103,695	1,520,169
Brookfield Renewable Corp.	16,100	597,632
Ormat Technologies, Inc.	7,600	827,640
Talen Energy Corp.*	5,700	2,190,282
Vistra Corp.	42,215	6,696,565

		11,832,288

Multi-Utilities (0.6%)
Ameren Corp.	34,400	3,888,576
Black Hills Corp.	8,700	647,280
CenterPoint Energy, Inc.	83,150	3,661,926
CMS Energy Corp.	38,000	2,907,000
Consolidated Edison, Inc.	44,500	4,923,035
Dominion Energy, Inc.	106,454	7,269,744
DTE Energy Co.	26,400	4,022,568
NiSource, Inc.	61,600	2,929,080
Public Service Enterprise Group, Inc.	60,200	4,885,832
Sempra	75,680	7,016,293
WEC Energy Group, Inc.	40,898	4,775,659

		46,926,993

Water Utilities (0.1%)
American Water Works Co., Inc.	23,600	3,105,288
Essential Utilities, Inc.	42,062	1,611,395

		4,716,683

Total Utilities		181,569,071

Total Common Stocks (99.1%) (Cost $1,616,818,854)		8,281,648,372

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Akero Therapeutics, Inc., CVR *	6,600	3,300
Apellis Pharmaceuticals, Inc., CVR (r)*	14,000	315
Chinook Therapeutics, Inc., CVR *	13,100	2,620
Mirati Therapeutics, Inc., CVR (r)*	7,300	3,650

		9,885

Health Care Equipment & Supplies (0.0%)†
Hologic, Inc., CVR*	30,600	306

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27 (r)*	1,744	—

Total Rights (0.0%)† (Cost $7,594)		10,191

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.6%)
Allspring Government Money Market Fund, Select Shares 3.57% (7 day yield) (xx)	5,000,000	$5,000,000
BlackRock Liquidity FedFund, Institutional Shares 3.54% (7 day yield) (xx)	10,000,000	10,000,000
Goldman Sachs Financial Square Funds – Government Fund 3.53% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	29,775,620	29,775,620
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.56% (7 day yield) (xx)	1,000,000	1,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	3,500,000	3,500,000

Total Investment Companies		51,275,620

Total Short-Term Investments (0.6%) (Cost $51,275,620)		51,275,620

Total Investments in Securities (99.7%) (Cost $1,668,102,068)		8,332,934,183
Other Assets Less Liabilities (0.3%)		21,211,388

Net Assets (100%)		$8,354,145,571

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $41,836,320.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $55,730,735. This was collateralized by $5,523,782 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/9/26 – 11/15/55 and by cash of $51,277,620 of which $51,275,620 was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	24	9/2026	USD	3,654,720	96,568
S&P 500 E-Mini Index	185	9/2026	USD	69,821,313	809,530

					906,098

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$763,466,204	$—	$—		$763,466,204
Consumer Discretionary	782,217,344	—	—		782,217,344
Consumer Staples	359,348,692	—	—		359,348,692
Energy	262,038,897	—	—		262,038,897
Financials	1,012,877,006	—	—		1,012,877,006
Health Care	792,268,482	—	—	(a)	792,268,482
Industrials	861,127,255	—	—		861,127,255
Information Technology	2,901,073,221	—	—		2,901,073,221
Materials	180,359,650	—	—		180,359,650
Real Estate	185,302,550	—	—		185,302,550
Utilities	181,569,071	—	—		181,569,071
Futures	906,098	—	—		906,098
Rights
Health Care	—	6,226	3,965		10,191
Short-Term Investments
Investment Companies	51,275,620	—	—		51,275,620

Total Assets	$8,333,830,090	$6,226	$3,965		$8,333,840,281

Total Liabilities	$—	$—	$—		$—

Total	$8,333,830,090	$6,226	$3,965		$8,333,840,281

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$906,098	*

Total		$906,098

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$4,653,571	$4,653,571

Total	$4,653,571	$4,653,571

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$816,476	$816,476

Total	$816,476	$816,476

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$54,420,000

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$148,436,048
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$489,209,864

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,838,417,802
Aggregate gross unrealized depreciation	(191,358,043)

Net unrealized appreciation	$6,647,059,759

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,686,780,522

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $1,668,102,068)	$8,332,934,183
Cash	73,014,808
Dividends, interest and other receivables	4,170,184
Receivable for Portfolio shares sold	953,005
Receivable for securities sold	836,336
Due from broker for futures variation margin	462,000
Securities lending income receivable	11,712
Other assets	83,003

Total assets	8,412,465,231

LIABILITIES
Payable for return of collateral on securities loaned	51,275,620
Payable for Portfolio shares repurchased	2,180,028
Investment management fees payable	2,177,494
Distribution fees payable - Class IA	1,210,874
Administrative fees payable	611,848
Distribution fees payable - Class IB	494,198
Accrued expenses	369,598

Total liabilities	58,319,660

Commitments and contingent liabilities^
NET ASSETS	$8,354,145,571

Net assets were comprised of:
Paid in capital	$1,175,026,522
Total distributable earnings (loss)	7,179,119,049

Net assets	$8,354,145,571

Class IA
Net asset value, offering and redemption price per share, $5,931,889,107 / 101,066,600 shares outstanding (unlimited amount authorized: $0.01 par value)	$58.69

Class IB
Net asset value, offering and redemption price per share, $2,422,256,464 / 41,665,410 shares outstanding (unlimited amount authorized: $0.01 par value)	$58.14

(x)	Includes value of securities on loan of $55,730,735.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $24,142 foreign withholding tax)	$48,161,054
Interest	844,538
Securities lending (net)	52,152

Total income	49,057,744

EXPENSES
Investment management fees	12,116,434
Distribution fees - Class IA	7,033,310
Administrative fees	3,554,823
Distribution fees - Class IB	2,866,393
Printing and mailing expenses	182,007
Professional fees	152,118
Trustees’ fees	123,117
Custodian fees	81,608
Recoupment Fees	52,244
Miscellaneous	481,997

Gross expenses	26,644,051
Less: Waiver from investment manager	(131,321)
Voluntary waiver from investment manager	(67,251)

Net expenses	26,445,479

NET INVESTMENT INCOME (LOSS)	22,612,265

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	357,830,646
Futures contracts	4,653,571

Net realized gain (loss)	362,484,217

Change in unrealized appreciation (depreciation) on:
Investments in securities	400,553,887
Futures contracts	816,476

Net change in unrealized appreciation (depreciation)	401,370,363

NET REALIZED AND UNREALIZED GAIN (LOSS)	763,854,580

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$786,466,845

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$22,612,265	$45,535,058
Net realized gain (loss)	362,484,217	599,629,937
Net change in unrealized appreciation (depreciation)	401,370,363	505,012,325

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	786,466,845	1,150,177,320

Distributions to shareholders:
Class IA	—	(422,643,050)
Class IB	—	(172,862,835)

Total distributions to shareholders	—	(595,505,885)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 305,496 and 722,852 shares, respectively ]	16,851,364	36,656,849
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,882,517 shares, respectively ]	—	422,643,050
Capital shares repurchased [ (5,011,602) and (11,841,769) shares, respectively ]	(275,281,489)	(613,902,313)

Total Class IA transactions	(258,430,125)	(154,602,414)

Class IB
Capital shares sold [ 897,782 and 2,004,252 shares, respectively ]	48,824,814	102,757,945
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,255,031 shares, respectively ]	—	172,862,835
Capital shares repurchased [ (2,658,532) and (5,180,104) shares, respectively ]	(143,996,216)	(266,539,443)

Total Class IB transactions	(95,171,402)	9,081,337

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(353,601,527)	(145,521,077)

TOTAL INCREASE (DECREASE) IN NET ASSETS	432,865,318	409,150,358
NET ASSETS:
Beginning of period	7,921,280,253	7,512,129,895

End of period	$8,354,145,571	$7,921,280,253

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025		2024	2023	2022	2021
Net asset value, beginning of period	$53.24		$49.43		$43.14	$36.26	$48.10	$41.35

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.31		0.34	0.35	0.36	0.30
Net realized and unrealized gain (loss)	5.29		7.73		9.70	8.71	(9.64)	9.93

Total from investment operations	5.45		8.04		10.04	9.06	(9.28)	10.23

Less distributions:
Dividends from net investment income	—		(0.33)		(0.38)	(0.46)	(0.32)	(0.33)
Distributions from net realized gains	—		(3.90)		(3.37)	(1.72)	(2.24)	(3.15)

Total dividends and distributions	—		(4.23)		(3.75)	(2.18)	(2.56)	(3.48)

Net asset value, end of period	$58.69		$53.24		$49.43	$43.14	$36.26	$48.10

Total return (b)(y)	10.24%		16.30%		23.07%	25.12%	(19.46)%	24.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,931,889		$5,631,248		$5,388,310	$4,828,771	$4,220,653	$5,655,827
Ratio of expenses to average net assets:
After waivers (a)(f)	0.67	%(i)	0.67	%(i)	0.67%	0.68%	0.68%	0.68%
Before waivers (a)(f)	0.67%		0.68%		0.68%	0.70%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	0.57%		0.60%		0.70%	0.88%	0.87%	0.65%
Before waivers (a)(g)	0.57%		0.59%		0.69%	0.86%	0.87%	0.65%
Portfolio turnover rate^	2	%(z)	3%		2%	2%	3%	3%

Class IB	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025		2024	2023	2022	2021
Net asset value, beginning of period	$52.73		$49.00		$42.78	$35.97	$47.75	$41.07

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.31		0.34	0.35	0.35	0.30
Net realized and unrealized gain (loss)	5.26		7.65		9.63	8.64	(9.57)	9.86

Total from investment operations	5.41		7.96		9.97	8.99	(9.22)	10.16

Less distributions:
Dividends from net investment income	—		(0.33)		(0.38)	(0.46)	(0.32)	(0.33)
Distributions from net realized gains	—		(3.90)		(3.37)	(1.72)	(2.24)	(3.15)

Total dividends and distributions	—		(4.23)		(3.75)	(2.18)	(2.56)	(3.48)

Net asset value, end of period	$58.14		$52.73		$49.00	$42.78	$35.97	$47.75

Total return (b)(y)	10.26%		16.28%		23.10%	25.13%	(19.47)%	24.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,422,256		$2,290,032		$2,123,819	$1,869,271	$1,580,746	$2,088,870
Ratio of expenses to average net assets:
After waivers (a)(f)	0.67	%(i)	0.67	%(i)	0.67%	0.68%	0.68%	0.68%
Before waivers (a)(f)	0.67%		0.68%		0.68%	0.70%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	0.57%		0.60%		0.70%	0.88%	0.87%	0.65%
Before waivers (a)(g)	0.57%		0.59%		0.69%	0.86%	0.87%	0.65%
Portfolio turnover rate^	2	%(z)	3%		2%	2%	3%	3%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(i)	Includes voluntary waiver from investment manager of less than 0.005% and 0.01% for the six months ended June 30, 2026 and the year ended December 31, 2025, respectively.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.1%)
American Airlines Pass-Through Trust, Series 2017-2 AA 3.350%, 10/15/29	$198,458	$190,087
Delta Air Lines Pass-Through Trust, Series 2020-1 AA 2.000%, 6/10/28	320,618	309,098
United Airlines Pass-Through Trust, Series 2020-1 A 5.875%, 10/15/27	1,491,984	1,509,888

Total Asset-Backed Securities		2,009,073

Corporate Bonds (29.9%)
Communication Services (1.7%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
1.650%, 2/1/28	185,000	176,743
4.100%, 2/15/28	453,000	449,429
4.350%, 3/1/29	1,665,000	1,653,708
4.300%, 2/15/30	5,159,000	5,093,123
5.400%, 2/15/34	3,000,000	3,040,374
5.375%, 8/15/35	1,000,000	1,004,641
Bell Canada
5.100%, 5/11/33	500,000	500,026
5.200%, 2/15/34	2,000,000	1,995,149
British Telecommunications Ltd.
5.125%, 12/4/28	500,000	503,660
9.625%, 12/15/30 (e)	2,000,000	2,365,652
Comcast Corp.
3.400%, 4/1/30	2,500,000	2,386,342
4.650%, 2/15/33	750,000	732,097
4.800%, 5/15/33	500,000	490,573
5.300%, 5/15/35	350,000	351,005
Deutsche Telekom International Finance BV
8.250%, 6/15/30 (e)	2,500,000	2,810,553
Verizon Communications, Inc.
2.100%, 3/22/28	750,000	720,097
4.329%, 9/21/28	3,584,000	3,570,783
3.875%, 2/8/29	140,000	137,831
4.016%, 12/3/29	1,500,000	1,471,220
3.150%, 3/22/30	375,000	355,996
1.500%, 9/18/30	600,000	528,286
1.680%, 10/30/30	1,957,000	1,727,153
2.550%, 3/21/31	1,220,000	1,107,473
4.750%, 1/15/33	300,000	295,137
5.050%, 5/9/33	325,000	327,489

		33,794,540

Entertainment (0.1%)
Netflix, Inc.
4.900%, 8/15/34 (x)	1,385,000	1,380,820
Take-Two Interactive Software, Inc.
4.950%, 3/28/28	500,000	502,137
5.400%, 6/12/29	95,000	96,735
Tencent Music Entertainment Group
2.000%, 9/3/30	215,000	193,769
Walt Disney Co. (The)
2.200%, 1/13/28	700,000	679,371
2.000%, 9/1/29	500,000	464,164
2.650%, 1/13/31	1,250,000	1,153,877
4.000%, 3/14/31	500,000	489,063

		4,959,936

Interactive Media & Services (0.4%)
Alphabet, Inc.
0.800%, 8/15/27	1,000,000	964,611
3.875%, 11/15/28	180,000	178,329
3.700%, 2/15/29	250,000	246,068
1.100%, 8/15/30	650,000	570,242
4.100%, 11/15/30	535,000	526,426
4.100%, 2/15/31	750,000	737,934
4.400%, 2/15/33	1,210,000	1,184,373
4.500%, 5/15/35	500,000	487,900
4.700%, 11/15/35	605,000	593,425
4.800%, 2/15/36	1,970,000	1,938,705
Baidu, Inc.
4.375%, 3/29/28	290,000	288,782
4.875%, 11/14/28	315,000	316,950
2.375%, 10/9/30	200,000	183,278
2.375%, 8/23/31	500,000	451,343
Meta Platforms, Inc.
4.600%, 5/15/28	500,000	502,404
4.800%, 5/15/30	350,000	353,476
4.200%, 11/15/30	565,000	555,997
4.600%, 11/15/32	1,385,000	1,362,852
4.875%, 5/15/33	2,000,000	1,982,503
4.950%, 5/15/33	2,750,000	2,751,746
4.750%, 8/15/34	410,000	402,016
4.875%, 11/15/35	1,875,000	1,826,021
5.250%, 5/15/36	2,590,000	2,577,150
Weibo Corp.
3.375%, 7/8/30	500,000	468,490

		21,451,021

Media (0.2%)
Charter Communications Operating LLC
2.250%, 1/15/29	585,000	544,442
6.100%, 6/1/29	3,235,000	3,313,222
Fox Corp.
4.709%, 1/25/29	730,000	729,418
3.500%, 4/8/30 (x)	2,000,000	1,910,815
6.500%, 10/13/33	450,000	478,961
Omnicom Group, Inc.
5.000%, 6/2/33	750,000	737,160

		7,714,018

Wireless Telecommunication Services (0.3%)
America Movil SAB de CV
3.625%, 4/22/29	500,000	485,533
2.875%, 5/7/30	1,450,000	1,351,255
4.700%, 7/21/32	405,000	398,520
Rogers Communications, Inc.
3.800%, 3/15/32	625,000	582,064
5.300%, 2/15/34	2,000,000	1,981,603

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
T-Mobile USA, Inc.
2.050%, 2/15/28	$700,000	$672,629
4.950%, 3/15/28	305,000	306,844
4.800%, 7/15/28	625,000	627,756
2.400%, 3/15/29	340,000	320,741
3.875%, 4/15/30	3,000,000	2,906,861
5.125%, 5/15/32	500,000	505,549
5.200%, 1/15/33	2,610,000	2,638,620
5.750%, 1/15/34	2,000,000	2,073,714

		14,851,689

Total Communication Services		82,771,204

Consumer Discretionary (1.4%)
Automobile Components (0.1%)
BorgWarner, Inc.
2.650%, 7/1/27	300,000	294,684
5.400%, 8/15/34	75,000	76,490
Lear Corp.
4.250%, 5/15/29	125,000	122,937
Magna International, Inc.
2.450%, 6/15/30	300,000	275,216
5.500%, 3/21/33	500,000	513,026
5.875%, 6/1/35	90,000	93,572

		1,375,925

Automobiles (0.1%)
General Motors Co.
6.800%, 10/1/27	405,000	414,808
5.000%, 10/1/28	750,000	753,011
5.400%, 10/15/29	500,000	508,506
6.250%, 4/15/35 (x)	500,000	524,291
Honda Motor Co. Ltd.
2.967%, 3/10/32	200,000	179,641
5.337%, 7/8/35	750,000	749,672
Toyota Motor Corp.
5.118%, 7/13/28	500,000	506,024
3.669%, 7/20/28	355,000	350,178
2.760%, 7/2/29	250,000	237,834
2.362%, 3/25/31	600,000	543,779
5.123%, 7/13/33	500,000	510,611

		5,278,355

Broadline Retail (0.4%)
Alibaba Group Holding Ltd.
3.400%, 12/6/27	1,780,000	1,754,742
4.875%, 5/26/30	1,000,000	1,012,610
2.125%, 2/9/31	490,000	442,269
Amazon.com, Inc.
3.150%, 8/22/27	4,000,000	3,951,026
4.550%, 12/1/27	1,000,000	1,004,015
4.000%, 3/13/29	1,000,000	990,391
4.100%, 11/20/30	300,000	294,850
4.250%, 3/13/31	695,000	683,850
3.600%, 4/13/32	1,650,000	1,563,261
4.700%, 12/1/32	1,000,000	1,004,477
4.550%, 3/13/33	1,000,000	985,417
4.650%, 11/20/35	1,000,000	972,670
4.875%, 3/13/36	1,835,000	1,809,936
eBay, Inc.
2.700%, 3/11/30	700,000	648,894
2.600%, 5/10/31	1,000,000	902,133
5.125%, 11/6/35	500,000	493,290
JD.com, Inc.
3.375%, 1/14/30	320,000	308,717

		18,822,548

Distributors (0.0%)†
Genuine Parts Co.
1.875%, 11/1/30	285,000	247,779
6.875%, 11/1/33	1,000,000	1,081,695

		1,329,474

Diversified Consumer Services (0.0%)†
Cornell University
Series 2025
4.733%, 6/15/35	300,000	295,356
Leland Stanford Junior University (The)
4.679%, 3/1/35	250,000	245,809
Series 2025
4.146%, 8/1/30	210,000	208,205
Yale University
Series 2020
1.482%, 4/15/30	500,000	450,621

		1,199,991

Hotels, Restaurants & Leisure (0.3%)
Booking Holdings, Inc.
5.375%, 5/7/36	335,000	335,416
Darden Restaurants, Inc.
6.300%, 10/10/33	290,000	308,775
Expedia Group, Inc.
4.625%, 8/1/27	840,000	840,552
3.250%, 2/15/30 (x)	1,500,000	1,424,151
2.950%, 3/15/31	185,000	170,097
5.400%, 2/15/35	160,000	158,532
Hyatt Hotels Corp.
4.375%, 9/15/28	950,000	943,872
5.250%, 6/30/29	275,000	279,055
Las Vegas Sands Corp.
6.000%, 8/15/29	250,000	256,248
5.650%, 5/18/33	150,000	150,102
Marriott International, Inc.
4.200%, 7/15/27	145,000	144,580
5.000%, 10/15/27	165,000	166,112
5.550%, 10/15/28	585,000	596,546
4.900%, 4/15/29	185,000	186,433
4.500%, 10/15/31	500,000	492,667
Series AA
4.650%, 12/1/28	500,000	500,241
Series FF
4.625%, 6/15/30	725,000	723,722
Series X
4.000%, 4/15/28	500,000	495,832
McDonald’s Corp.
3.800%, 4/1/28	1,100,000	1,088,815
4.800%, 8/14/28	500,000	503,025
5.000%, 5/17/29	320,000	324,228
2.625%, 9/1/29	290,000	274,264
2.125%, 3/1/30	220,000	202,051
4.400%, 2/12/31	250,000	248,383
4.600%, 9/9/32	350,000	350,094
4.950%, 8/14/33	500,000	506,446
4.950%, 3/3/35	500,000	497,598
Royal Caribbean Cruises Ltd.
4.750%, 5/15/33	500,000	487,569

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Starbucks Corp.
3.500%, 3/1/28	$750,000	$738,561
4.000%, 11/15/28	800,000	790,583
2.250%, 3/12/30	350,000	321,610
3.000%, 2/14/32	220,000	200,832
4.800%, 2/15/33	355,000	352,921

		15,059,913

Household Durables (0.1%)
DR Horton, Inc.
1.400%, 10/15/27	750,000	721,574
Leggett & Platt, Inc.
3.500%, 11/15/27	500,000	489,589
4.400%, 3/15/29	350,000	341,351
Mohawk Industries, Inc.
5.850%, 9/18/28	125,000	127,656
3.625%, 5/15/30	350,000	335,419
NVR, Inc.
3.000%, 5/15/30	1,320,000	1,236,189
Toll Brothers Finance Corp.
5.600%, 6/15/35	355,000	362,658

		3,614,436

Leisure Products (0.0%)†
Hasbro, Inc.
3.500%, 9/15/27	290,000	286,563
3.900%, 11/19/29	500,000	485,913
Polaris, Inc.
5.600%, 3/1/31	315,000	315,280

		1,087,756

Specialty Retail (0.4%)
AutoNation, Inc.
3.800%, 11/15/27	500,000	493,695
1.950%, 8/1/28	225,000	212,056
2.400%, 8/1/31	150,000	131,716
3.850%, 3/1/32	300,000	279,961
AutoZone, Inc.
4.500%, 2/1/28	280,000	279,622
3.750%, 4/18/29	500,000	488,669
5.100%, 7/15/29	385,000	390,195
4.750%, 8/1/32	330,000	326,113
5.200%, 8/1/33	500,000	503,491
Best Buy Co., Inc.
4.450%, 10/1/28	1,000,000	997,462
1.950%, 10/1/30	375,000	333,992
Home Depot, Inc. (The)
2.800%, 9/14/27	750,000	737,292
0.900%, 3/15/28	700,000	662,164
3.900%, 12/6/28	290,000	287,231
4.900%, 4/15/29	585,000	592,202
2.950%, 6/15/29	455,000	436,950
4.750%, 6/25/29	340,000	343,377
3.250%, 4/15/32	435,000	404,245
4.500%, 9/15/32	440,000	436,778
4.950%, 6/25/34	3,000,000	3,010,068
4.650%, 9/15/35	415,000	404,120
Lowe’s Cos., Inc.
1.300%, 4/15/28	655,000	618,842
1.700%, 9/15/28	250,000	235,167
3.650%, 4/5/29	680,000	663,891
1.700%, 10/15/30	655,000	579,316
4.250%, 3/15/31	250,000	244,913
2.625%, 4/1/31	1,750,000	1,593,370
3.750%, 4/1/32	500,000	473,719
5.000%, 4/15/33	415,000	417,135
4.850%, 10/15/35 (x)	470,000	457,888
O’Reilly Automotive, Inc.
4.350%, 6/1/28	800,000	797,111
4.700%, 6/15/32	250,000	248,508
5.000%, 8/19/34	500,000	494,775
5.100%, 3/12/36	115,000	113,849
TJX Cos., Inc. (The)
1.150%, 5/15/28	300,000	282,980
Tractor Supply Co.
1.750%, 11/1/30	280,000	246,676
5.250%, 5/15/33	75,000	75,466

		19,295,005

Textiles, Apparel & Luxury Goods (0.0%)†
NIKE, Inc.
2.850%, 3/27/30	1,000,000	942,902
Ralph Lauren Corp.
2.950%, 6/15/30	130,000	121,980

		1,064,882

Total Consumer Discretionary		68,128,285

Consumer Staples (1.7%)
Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29	3,470,000	3,488,715
Brown-Forman Corp.
4.750%, 4/15/33	800,000	791,357
Coca-Cola Co. (The)
1.500%, 3/5/28	730,000	698,296
1.000%, 3/15/28	440,000	416,723
2.125%, 9/6/29	750,000	702,372
1.650%, 6/1/30	1,010,000	910,172
2.000%, 3/5/31	835,000	749,580
4.650%, 8/14/34	280,000	280,212
Coca-Cola Consolidated, Inc.
5.250%, 6/1/29	125,000	127,250
Coca-Cola Femsa SAB de CV
2.750%, 1/22/30	1,295,000	1,211,861
5.100%, 5/6/35	500,000	497,730
Constellation Brands, Inc.
4.650%, 11/15/28	310,000	309,936
3.150%, 8/1/29	750,000	717,574
2.250%, 8/1/31	475,000	419,641
4.750%, 5/9/32	500,000	494,052
4.900%, 5/1/33	250,000	247,156
Diageo Capital plc
3.875%, 5/18/28	400,000	395,830
2.375%, 10/24/29	410,000	381,871
2.000%, 4/29/30	245,000	222,185
5.625%, 10/5/33	1,500,000	1,563,116
Keurig Dr. Pepper, Inc.
3.950%, 4/15/29	500,000	489,539
2.250%, 3/15/31	210,000	186,401
4.050%, 4/15/32	335,000	317,763
5.150%, 5/15/35	750,000	742,065
Maple Parent Holdings Corp.
5.700%, 3/26/36§	375,000	379,417

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Pepsico Singapore Financing I Pte. Ltd.
4.700%, 2/16/34	$2,000,000	$1,988,762
PepsiCo, Inc.
3.600%, 2/18/28	500,000	494,395
4.450%, 5/15/28	300,000	300,829
2.625%, 7/29/29	375,000	356,121
2.750%, 3/19/30	350,000	329,512
1.625%, 5/1/30	190,000	171,171
1.950%, 10/21/31	3,130,000	2,752,022
3.900%, 7/18/32	200,000	193,437
4.450%, 2/15/33	300,000	297,814
4.800%, 7/17/34	200,000	200,676
5.000%, 7/23/35	250,000	251,456

		24,077,009

Consumer Staples Distribution & Retail (0.3%)
Dollar General Corp.
5.200%, 7/5/28	415,000	419,427
Dollar Tree, Inc.
2.650%, 12/1/31	500,000	446,677
Kroger Co. (The)
4.500%, 1/15/29	350,000	349,241
1.700%, 1/15/31	625,000	548,274
5.000%, 9/15/34	2,340,000	2,306,625
Sysco Corp.
2.400%, 2/15/30	115,000	105,790
5.950%, 4/1/30	2,000,000	2,074,834
2.450%, 12/14/31	180,000	159,229
Target Corp.
3.375%, 4/15/29	750,000	730,361
4.500%, 9/15/32	500,000	498,203
4.400%, 1/15/33	85,000	84,057
Walmart, Inc.
3.950%, 9/9/27	440,000	438,832
3.900%, 4/15/28	315,000	313,388
1.500%, 9/22/28	475,000	447,543
2.375%, 9/24/29	19,000	17,874
4.000%, 4/15/30	250,000	247,597
1.800%, 9/22/31	210,000	185,424
4.150%, 9/9/32	470,000	463,019
4.100%, 4/15/33	2,335,000	2,269,457
4.900%, 4/28/35	180,000	181,309
4.750%, 4/30/36	500,000	496,284

		12,783,445

Food Products (0.3%)
Archer-Daniels-Midland Co.
2.900%, 3/1/32	340,000	309,120
Bunge Ltd. Finance Corp.
3.750%, 9/25/27	225,000	223,047
2.750%, 5/14/31	750,000	683,696
4.650%, 9/17/34	200,000	193,254
5.150%, 8/4/35	500,000	496,824
5.150%, 3/19/36	350,000	348,306
Campbell’s Co. (The)
4.550%, 3/21/31	750,000	730,193
5.400%, 3/21/34 (x)	750,000	739,412
Conagra Brands, Inc.
4.850%, 11/1/28	885,000	885,921
5.750%, 8/1/35	500,000	505,590
Flowers Foods, Inc.
2.400%, 3/15/31	160,000	138,550
General Mills, Inc.
4.200%, 4/17/28	375,000	372,569
2.250%, 10/14/31	875,000	771,656
4.950%, 3/29/33	180,000	178,564
Hershey Co. (The)
4.250%, 5/4/28	350,000	349,021
2.450%, 11/15/29	200,000	187,173
1.700%, 6/1/30	390,000	350,320
4.500%, 5/4/33	355,000	351,317
5.100%, 2/24/35	200,000	203,614
Hormel Foods Corp.
1.700%, 6/3/28	535,000	507,919
1.800%, 6/11/30	415,000	373,011
J M Smucker Co. (The)
3.375%, 12/15/27	850,000	837,750
2.375%, 3/15/30	185,000	170,723
Kellanova
3.400%, 11/15/27	650,000	642,288
4.300%, 5/15/28	500,000	498,849
5.250%, 3/1/33	180,000	183,450
McCormick & Co., Inc.
3.400%, 8/15/27	750,000	740,906
1.850%, 2/15/31	165,000	145,561
4.950%, 4/15/33	290,000	288,856
4.700%, 10/15/34	165,000	159,776
Mondelez International, Inc.
2.750%, 4/13/30	835,000	780,340
3.000%, 3/17/32	400,000	362,966
4.750%, 8/28/34	125,000	122,874
5.125%, 5/6/35	500,000	500,564
Tyson Foods, Inc.
4.350%, 3/1/29	325,000	322,395
4.950%, 2/20/36	155,000	150,505
Unilever Capital Corp.
3.500%, 3/22/28	1,000,000	987,099
4.875%, 9/8/28	200,000	202,055
2.125%, 9/6/29	500,000	466,834
1.375%, 9/14/30	210,000	185,150
1.750%, 8/12/31	345,000	300,553
4.625%, 8/12/34	220,000	216,585

		17,165,156

Household Products (0.2%)
Church & Dwight Co., Inc.
2.300%, 12/15/31	210,000	185,748
Clorox Co. (The)
3.100%, 10/1/27	500,000	491,758
3.900%, 5/15/28	500,000	494,147
4.400%, 5/1/29	500,000	496,153
1.800%, 5/15/30	140,000	125,380
4.600%, 5/1/32	500,000	490,353
5.250%, 5/15/36	500,000	498,026
Colgate-Palmolive Co.
3.100%, 8/15/27	250,000	247,043
4.600%, 3/1/28	355,000	356,946
Kimberly-Clark Corp.
1.050%, 9/15/27	250,000	241,125
3.950%, 11/1/28	375,000	371,221
3.200%, 4/25/29	750,000	724,933
2.000%, 11/2/31	750,000	659,747
4.500%, 2/16/33	100,000	99,272

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Procter & Gamble Co. (The)
2.850%, 8/11/27	$1,000,000	$984,861
3.950%, 1/26/28	250,000	248,869
1.200%, 10/29/30	500,000	437,816
1.950%, 4/23/31	1,000,000	893,732
2.300%, 2/1/32	600,000	539,707
4.050%, 1/26/33	250,000	245,356
4.350%, 11/3/35	500,000	484,001

		9,316,194

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The)
4.375%, 5/15/28	225,000	224,502
1.950%, 3/15/31	585,000	518,244
4.650%, 5/15/33	250,000	245,548
Haleon US Capital LLC
3.375%, 3/24/29	500,000	483,954
3.625%, 3/24/32	610,000	572,212

		2,044,460

Tobacco (0.4%)
Altria Group, Inc.
3.400%, 5/6/30	2,240,000	2,136,529
6.875%, 11/1/33	1,000,000	1,107,031
5.250%, 8/6/35	250,000	250,201
BAT Capital Corp.
2.259%, 3/25/28	350,000	336,729
3.462%, 9/6/29	750,000	723,046
4.906%, 4/2/30	1,500,000	1,506,946
6.343%, 8/2/30	500,000	528,445
4.742%, 3/16/32	500,000	496,908
7.750%, 10/19/32	110,000	125,334
6.421%, 8/2/33	500,000	540,966
5.625%, 8/15/35	1,000,000	1,030,751
BAT International Finance plc
4.448%, 3/16/28	500,000	498,159
5.931%, 2/2/29	390,000	401,610
Philip Morris International, Inc.
3.125%, 8/17/27	1,000,000	988,280
4.875%, 2/15/28	1,500,000	1,509,149
5.250%, 9/7/28	500,000	507,165
5.125%, 2/15/30	1,500,000	1,522,459
2.100%, 5/1/30	120,000	109,225
1.750%, 11/1/30	300,000	265,811
5.375%, 2/15/33	1,500,000	1,540,577
5.625%, 9/7/33	500,000	519,952
4.900%, 11/1/34	500,000	497,333
4.875%, 4/30/35	375,000	369,147
4.625%, 10/29/35	315,000	303,802
4.875%, 4/29/36	290,000	284,004

		18,099,559

Total Consumer Staples		83,485,823

Energy (1.6%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC
3.337%, 12/15/27	1,250,000	1,233,337
3.138%, 11/7/29	215,000	205,265
4.486%, 5/1/30	145,000	144,135
4.650%, 6/15/33	500,000	489,010
Halliburton Co.
2.920%, 3/1/30	2,000,000	1,875,771
Helmerich & Payne, Inc.
2.900%, 9/29/31	105,000	94,141
Patterson-UTI Energy, Inc.
6.050%, 5/15/36	85,000	84,570
Schlumberger Investment SA
5.150%, 5/7/36	1,250,000	1,244,381

		5,370,610

Oil, Gas & Consumable Fuels (1.5%)
Boardwalk Pipelines LP
4.800%, 5/3/29	415,000	415,590
BP Capital Markets America, Inc.
4.234%, 11/6/28	1,250,000	1,241,255
4.970%, 10/17/29	500,000	505,730
1.749%, 8/10/30	3,300,000	2,946,332
2.721%, 1/12/32	625,000	562,212
4.812%, 2/13/33	215,000	213,236
4.893%, 9/11/33	1,000,000	994,993
5.227%, 11/17/34	1,000,000	1,013,597
BP Capital Markets plc
3.279%, 9/19/27	1,250,000	1,235,892
Canadian Natural Resources Ltd.
2.950%, 7/15/30	350,000	327,627
5.400%, 12/15/34	250,000	252,349
Cenovus Energy, Inc.
4.650%, 3/20/31	225,000	222,541
Cheniere Energy Partners LP
5.950%, 6/30/33	925,000	966,566
Chevron Corp.
2.236%, 5/11/30	1,325,000	1,218,574
Chevron USA, Inc.
1.018%, 8/12/27	310,000	299,772
4.819%, 4/15/32	500,000	504,966
4.500%, 10/15/32	1,000,000	994,207
CNOOC Finance 2013 Ltd.
2.875%, 9/30/29	600,000	571,974
CNOOC Finance 2015 USA LLC
4.375%, 5/2/28	200,000	199,912
Devon Energy Corp.
4.375%, 3/15/29 §	350,000	346,500
5.200%, 9/15/34	1,000,000	1,001,834
Diamondback Energy, Inc.
5.150%, 1/30/30	375,000	380,431
Enbridge, Inc.
3.125%, 11/15/29	750,000	713,283
5.700%, 3/8/33	275,000	284,407
5.550%, 6/20/35	335,000	340,847
5.200%, 11/20/35	350,000	347,979
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 7.200%, 6/27/54 (k)	2,000,000	2,120,924
Energy Transfer LP
4.950%, 5/15/28	300,000	301,455
4.950%, 6/15/28	375,000	376,920
5.250%, 4/15/29	1,000,000	1,013,228
4.150%, 9/15/29	750,000	736,923
6.400%, 12/1/30	460,000	486,805
6.550%, 12/1/33	1,500,000	1,621,940
5.550%, 5/15/34	1,000,000	1,015,627
5.600%, 9/1/34	1,000,000	1,019,949
5.350%, 1/15/36	250,000	249,516

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Enterprise Products Operating LLC
4.150%, 10/16/28	$600,000	$595,752
3.125%, 7/31/29	750,000	718,463
2.800%, 1/31/30	755,000	710,354
5.350%, 1/31/33	500,000	512,933
4.850%, 1/31/34	1,000,000	991,821
(CME Term SOFR 3 Month + 2.83%), 5.375%, 2/15/78 (k)	500,000	496,018
Series E (CME Term SOFR 3 Month + 3.29%), 5.250%, 8/16/77 (k)	750,000	745,312
EOG Resources, Inc.
4.400%, 1/15/31	290,000	285,941
5.000%, 7/15/32	500,000	502,387
EQT Corp.
5.700%, 4/1/28	375,000	381,008
5.750%, 2/1/34	2,000,000	2,040,225
Equinor ASA
3.625%, 9/10/28	600,000	591,991
2.375%, 5/22/30	375,000	345,493
5.125%, 6/3/35	500,000	504,651
4.750%, 11/14/35	500,000	487,864
HF Sinclair Corp.
6.250%, 1/15/35	750,000	778,582
Kinder Morgan, Inc.
4.300%, 3/1/28	1,250,000	1,245,362
5.100%, 8/1/29	235,000	238,119
5.400%, 2/1/34	2,000,000	2,036,596
Marathon Petroleum Corp.
3.800%, 4/1/28	300,000	295,958
MPLX LP
2.650%, 8/15/30	455,000	418,535
5.000%, 1/15/33	750,000	745,318
5.400%, 9/15/35	1,000,000	998,740
Occidental Petroleum Corp.
5.375%, 1/1/32	2,000,000	2,040,343
5.550%, 10/1/34	1,000,000	1,024,085
ONEOK, Inc.
4.000%, 7/13/27	225,000	223,925
5.650%, 11/1/28	190,000	193,858
4.350%, 3/15/29	500,000	495,434
3.400%, 9/1/29	500,000	480,050
3.100%, 3/15/30	350,000	329,823
3.250%, 6/1/30	250,000	235,828
5.800%, 11/1/30	310,000	320,561
4.950%, 10/15/32	250,000	248,445
5.050%, 11/1/34	2,000,000	1,958,881
Phillips 66
3.900%, 3/15/28	500,000	494,238
Phillips 66 Co.
4.950%, 12/1/27	500,000	502,963
Pioneer Natural Resources Co.
1.900%, 8/15/30	1,000,000	897,746
2.150%, 1/15/31	260,000	233,219
Plains All American Pipeline LP
3.550%, 12/15/29	2,500,000	2,406,076
Sabine Pass Liquefaction LLC
4.500%, 5/15/30	1,225,000	1,213,141
Shell Finance US, Inc.
2.750%, 4/6/30	415,000	389,190
4.125%, 11/6/30	175,000	171,642
South Bow USA Infrastructure Holdings LLC
5.584%, 10/1/34	1,000,000	994,752
Targa Resources Corp.
5.200%, 7/1/27	1,040,000	1,045,978
4.350%, 1/15/29	110,000	109,116
6.500%, 3/30/34	2,000,000	2,159,274
5.550%, 8/15/35	1,000,000	1,011,296
TotalEnergies Capital International SA
3.455%, 2/19/29	750,000	731,971
TotalEnergies Capital SA
3.883%, 10/11/28	250,000	247,550
4.724%, 9/10/34	250,000	247,243
TotalEnergies Capital USA LLC
4.857%, 1/13/36	625,000	613,534
TransCanada PipeLines Ltd.
4.250%, 5/15/28	1,750,000	1,739,453
Transcontinental Gas Pipe Line Co. LLC
4.000%, 3/15/28	500,000	495,049
3.250%, 5/15/30	250,000	237,157
Valero Energy Corp.
2.150%, 9/15/27	750,000	729,972
4.350%, 6/1/28	240,000	238,960
4.000%, 4/1/29	765,000	753,400
Valero Energy Partners LP
4.500%, 3/15/28	500,000	499,344
Viper Energy Partners LLC
5.700%, 8/1/35	1,000,000	1,014,430
Western Midstream Operating LP
6.350%, 1/15/29	415,000	429,150
6.150%, 4/1/33	415,000	432,719
5.450%, 11/15/34	1,000,000	994,758
Williams Cos., Inc. (The)
5.300%, 8/15/28	500,000	506,855
2.600%, 3/15/31	1,165,000	1,054,417
4.650%, 8/15/32	750,000	738,357
5.650%, 3/15/33	500,000	515,287
5.150%, 3/15/34	750,000	749,563

		75,862,349

Total Energy		81,232,959

Financials (12.2%)
Banks (6.7%)
Australia & New Zealand Banking Group Ltd. Series A
3.919%, 12/8/28	625,000	615,722
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.70%), 6.138%, 9/14/28 (k)	600,000	610,845
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34 (k)	500,000	568,199
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 6.033%, 3/13/35 (k)	1,000,000	1,038,205
5.127%, 3/3/36	750,000	729,282

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Banco Santander SA
5.294%, 8/18/27	$435,000	$438,231
4.379%, 4/12/28	1,200,000	1,193,883
5.588%, 8/8/28	500,000	508,706
3.306%, 6/27/29	800,000	769,645
3.490%, 5/28/30	200,000	190,169
2.749%, 12/3/30	1,745,000	1,580,748
2.958%, 3/25/31	480,000	440,144
5.439%, 7/15/31	500,000	511,987
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.225%, 11/22/32 (k)	600,000	542,160
6.921%, 8/8/33	295,000	320,486
6.938%, 11/7/33	1,250,000	1,396,367
6.350%, 3/14/34	600,000	633,616
6.033%, 1/17/35	325,000	340,781
5.127%, 11/6/35	295,000	289,519
5.437%, 4/15/36	530,000	530,641
Bank of America Corp.
(CME Term SOFR 3 Month + 1.30%), 3.419%, 12/20/28 (k)	4,450,000	4,375,911
(CME Term SOFR 3 Month + 1.33%), 3.970%, 3/5/29 (k)	2,000,000	1,978,952
(SOFR + 1.63%), 5.202%, 4/25/29 (k)	1,000,000	1,008,537
(SOFR + 1.06%), 2.087%, 6/14/29 (k)	2,150,000	2,046,706
(CME Term SOFR 3 Month + 1.57%), 4.271%, 7/23/29 (k)	2,250,000	2,231,372
(SOFR + 1.57%), 5.819%, 9/15/29 (k)	1,000,000	1,022,890
(CME Term SOFR 3 Month + 1.44%), 3.194%, 7/23/30 (k)	1,300,000	1,241,866
(CME Term SOFR 3 Month + 1.25%), 2.496%, 2/13/31 (k)	2,500,000	2,309,510
(SOFR + 1.53%), 1.898%, 7/23/31 (k)	1,000,000	892,161
(SOFR + 1.37%), 1.922%, 10/24/31 (k)	1,500,000	1,332,829
(SOFR + 1.32%), 2.687%, 4/22/32 (k)	2,000,000	1,810,578
(SOFR + 1.22%), 2.299%, 7/21/32 (k)	1,500,000	1,322,595
(SOFR + 1.21%), 2.572%, 10/20/32 (k)	1,350,000	1,200,920
(SOFR + 1.33%), 2.972%, 2/4/33 (k)	490,000	442,113
(SOFR + 1.83%), 4.571%, 4/27/33 (k)	1,000,000	980,898
(SOFR + 2.16%), 5.015%, 7/22/33 (k)	1,000,000	1,001,771
(SOFR + 1.91%), 5.288%, 4/25/34 (k)	1,000,000	1,014,740
(SOFR + 1.84%), 5.872%, 9/15/34 (k)	1,750,000	1,827,669
(SOFR + 1.65%), 5.468%, 1/23/35 (k)	2,000,000	2,037,206
(SOFR + 1.91%), 5.425%, 8/15/35 (k)	500,000	501,801
(SOFR + 1.74%), 5.518%, 10/25/35 (k)	500,000	501,918
(SOFR + 1.31%), 5.511%, 1/24/36 (k)	375,000	383,001
(SOFR + 1.70%), 5.744%, 2/12/36 (k)	675,000	688,354
(SOFR + 1.64%), 5.464%, 5/9/36 (k)	500,000	510,021
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36 (k)	1,750,000	1,519,757
(SOFR + 1.13%), 5.045%, 2/6/37 (k)	750,000	740,205
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37 (k)	1,400,000	1,298,013
(SOFR + 1.57%), 5.489%, 4/23/37 (k)	1,125,000	1,120,825
Series N (SOFR + 1.22%), 2.651%, 3/11/32 (k)	500,000	453,092
Bank of Montreal
5.203%, 2/1/28	500,000	505,355
5.717%, 9/25/28	500,000	511,423
5.511%, 6/4/31	500,000	516,324
(United States SOFR Compounded Index + 1.08%), 4.350%, 9/22/31 (k)	600,000	591,917
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.40%), 3.088%, 1/10/37 (k)	750,000	671,563
Series H 4.700%, 9/14/27	500,000	501,552
Series J (SOFR + 0.97%), 4.439%, 1/14/32 (k)	385,000	377,435
Bank of Nova Scotia (The)
5.250%, 6/12/28	200,000	202,396
5.450%, 8/1/29	295,000	302,947
4.850%, 2/1/30	125,000	125,858
2.150%, 8/1/31	500,000	441,348
(SOFR + 1.09%), 4.338%, 9/15/31 (k)	500,000	489,704
2.450%, 2/2/32	250,000	221,317
(SOFR + 0.97%), 4.904%, 6/5/32 (k)	500,000	499,122
(SOFR + 1.05%), 4.813%, 2/2/34 (k)	500,000	491,694
BankUnited, Inc.
5.125%, 6/11/30	750,000	744,375
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 5.501%, 8/9/28 (k)	690,000	696,037
(SOFR + 1.34%), 4.837%, 9/10/28 (k)	305,000	305,400
4.972%, 5/16/29	1,000,000	1,003,185
(SOFR + 1.08%), 4.476%, 11/11/29 (k)	1,000,000	991,550
(SOFR + 1.74%), 5.690%, 3/12/30 (k)	2,000,000	2,040,529
5.088%, 6/20/30	2,000,000	2,004,176
(SOFR + 1.56%), 4.942%, 9/10/30 (k)	285,000	285,404

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.23%), 5.367%, 2/25/31 (k)	$1,000,000	$1,013,715
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32 (k)	1,000,000	900,538
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.894%, 11/24/32 (k)	675,000	605,314
(SOFR + 2.98%), 6.224%, 5/9/34 (k)	450,000	473,394
(SOFR + 3.57%), 7.119%, 6/27/34 (k)	935,000	1,021,397
(SOFR + 2.62%), 6.692%, 9/13/34 (k)	1,350,000	1,460,180
(SOFR + 1.91%), 5.335%, 9/10/35 (k)	460,000	456,949
(SOFR + 1.59%), 5.785%, 2/25/36 (k)	1,250,000	1,273,470
(SOFR + 1.51%), 5.207%, 2/24/37 (k)	200,000	194,815
Canadian Imperial Bank of Commerce
5.001%, 4/28/28	500,000	503,181
5.986%, 10/3/28	500,000	513,803
5.260%, 4/8/29	500,000	507,839
(United States SOFR Compounded Index + 0.79%), 4.283%, 1/29/30 (k)	230,000	227,486
(SOFR + 1.34%), 4.631%, 9/11/30 (k)	160,000	159,347
(United States SOFR Compounded Index + 1.17%), 4.580%, 9/8/31 (k)	1,000,000	990,945
3.600%, 4/7/32	225,000	210,922
6.092%, 10/3/33	250,000	265,876
Capital One NA
4.650%, 9/13/28	625,000	625,494
2.700%, 2/6/30	250,000	233,339
Citibank NA
5.803%, 9/29/28	1,000,000	1,028,232
4.914%, 5/29/30	715,000	721,893
5.570%, 4/30/34	1,500,000	1,554,492
Citigroup, Inc.
4.450%, 9/29/27	1,250,000	1,247,401
(CME Term SOFR 3 Month + 1.41%), 3.520%, 10/27/28 (k)	2,500,000	2,466,250
(CME Term SOFR 3 Month + 1.45%), 4.075%, 4/23/29 (k)	2,000,000	1,980,324
(CME Term SOFR 3 Month + 1.60%), 3.980%, 3/20/30 (k)	1,750,000	1,715,965
(SOFR + 1.42%), 2.976%, 11/5/30 (k)	1,250,000	1,179,827
(SOFR + 1.15%), 2.666%, 1/29/31 (k)	1,500,000	1,393,273
(SOFR + 2.11%), 2.572%, 6/3/31 (k)	2,000,000	1,834,918
(SOFR + 1.17%), 4.503%, 9/11/31 (k)	1,000,000	985,533
(SOFR + 1.17%), 2.561%, 5/1/32 (k)	835,000	750,027
(SOFR + 1.18%), 2.520%, 11/3/32 (k)	895,000	792,663
(SOFR + 1.35%), 3.057%, 1/25/33 (k)	800,000	724,325
(SOFR + 1.94%), 3.785%, 3/17/33 (k)	1,500,000	1,411,012
(SOFR + 2.09%), 4.910%, 5/24/33 (k)	500,000	497,814
(SOFR + 2.66%), 6.174%, 5/25/34 (k)	715,000	747,060
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.28%), 5.592%, 11/19/34 (k)	3,000,000	3,032,550
(SOFR + 2.06%), 5.827%, 2/13/35 (k)	3,000,000	3,053,139
(SOFR + 1.45%), 5.449%, 6/11/35 (k)	1,000,000	1,017,439
(SOFR + 1.83%), 6.020%, 1/24/36 (k)	320,000	328,797
(SOFR + 1.47%), 5.333%, 3/27/36 (k)	750,000	755,520
(SOFR + 1.49%), 5.174%, 9/11/36 (k)	415,000	413,122
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.73%), 5.411%, 9/19/39 (k)	500,000	494,197
Citizens Bank NA
(SOFR + 2.00%), 4.575%, 8/9/28 (k)	500,000	499,517
Citizens Financial Group, Inc.
2.500%, 2/6/30	150,000	138,320
3.250%, 4/30/30	470,000	444,670
(SOFR + 1.91%), 5.718%, 7/23/32 (k)	300,000	307,411
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.45%), 5.299%, 1/29/36 (k)	107,000	105,514
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.641%, 5/21/37 (k)	500,000	502,325
Commonwealth Bank of Australia
4.150%, 10/1/30	250,000	245,819
Series C 4.355%, 3/27/29	500,000	498,737
Cooperatieve Rabobank UA
3.957%, 10/17/28	250,000	247,450
4.494%, 10/17/29	1,200,000	1,200,765
4.160%, 1/14/31	500,000	491,558
Fifth Third Bancorp
3.950%, 3/14/28	750,000	742,613
4.000%, 2/1/29 (x)§	450,000	442,330
(SOFR + 2.34%), 6.339%, 7/27/29 (k)	105,000	108,512
(United States SOFR Compounded Index + 2.13%), 4.772%, 7/28/30 (k)	500,000	499,009
(SOFR + 1.66%), 4.337%, 4/25/33 (k)	250,000	240,749
(SOFR + 1.24%), 5.141%, 1/29/37 (k)	250,000	245,428
Fifth Third Bank NA
(SOFR + 2.61%), 5.332%, 8/25/33 (k)	250,000	250,108

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
First Citizens BancShares, Inc.
(SOFR + 1.49%), 4.869%, 3/3/32 (k)	$350,000	$340,445
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.97%), 6.254%, 3/12/40 (k)	500,000	490,842
HSBC Holdings plc
(SOFR + 2.61%), 5.210%, 8/11/28 (k)	495,000	498,278
(SOFR + 1.97%), 6.161%, 3/9/29 (k)	380,000	388,777
(CME Term SOFR 3 Month + 1.80%), 4.583%, 6/19/29 (k)	1,120,000	1,115,871
(SOFR + 1.29%), 2.206%, 8/17/29 (k)	450,000	426,495
(CME Term SOFR 3 Month + 1.87%), 3.973%, 5/22/30 (k)	1,165,000	1,136,365
(SOFR + 1.29%), 5.286%, 11/19/30 (k)	2,000,000	2,026,549
(SOFR + 2.39%), 2.848%, 6/4/31 (k)	5,715,000	5,293,787
(SOFR + 1.52%), 5.733%, 5/17/32 (k)	370,000	381,902
(SOFR + 1.19%), 2.804%, 5/24/32 (k)	595,000	537,694
(SOFR + 1.41%), 2.871%, 11/22/32 (k)	790,000	709,367
(SOFR + 2.53%), 4.762%, 3/29/33 (k)	420,000	408,780
(SOFR + 2.87%), 5.402%, 8/11/33 (k)	490,000	495,965
(SOFR + 2.39%), 6.254%, 3/9/34 (k)	750,000	794,631
(SOFR + 1.32%), 5.208%, 5/12/34 (k)	750,000	748,196
(SOFR + 2.98%), 6.547%, 6/20/34 (k)	1,000,000	1,063,003
(SOFR + 3.02%), 7.399%, 11/13/34 (k)	1,000,000	1,112,610
(SOFR + 1.78%), 5.719%, 3/4/35 (k)	750,000	770,113
(SOFR + 1.90%), 5.874%, 11/18/35 (k)	2,000,000	2,047,834
(SOFR + 1.56%), 5.450%, 3/3/36 (k)	460,000	463,225
(SOFR + 1.88%), 5.790%, 5/13/36 (k)	500,000	515,407
(SOFR + 1.96%), 5.741%, 9/10/36 (k)	305,000	307,234
(SOFR + 1.43%), 5.133%, 11/6/36 (k)	375,000	369,831
(SOFR + 1.55%), 5.279%, 3/10/37 (k)	500,000	495,375
Huntington Bancshares, Inc.
(SOFR + 1.97%), 4.443%, 8/4/28 (k)	250,000	249,570
(SOFR + 2.02%), 6.208%, 8/21/29 (k)	500,000	514,796
2.550%, 2/4/30	500,000	463,362
(SOFR + 1.28%), 5.272%, 1/15/31 (k)	1,000,000	1,012,120
(SOFR + 2.05%), 5.023%, 5/17/33 (k)	420,000	416,546
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36 (k)	500,000	430,971
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 5.605%, 1/28/41 (k)	315,000	307,855
Industrial & Commercial Bank of China Ltd.
3.538%, 11/8/27	500,000	493,185
ING Groep NV
4.050%, 4/9/29	560,000	551,668
(SOFR + 1.44%), 5.335%, 3/19/30 (k)	1,000,000	1,015,408
(SOFR + 1.32%), 2.727%, 4/1/32 (k)	265,000	240,365
(SOFR + 2.09%), 6.114%, 9/11/34 (k)	315,000	333,075
(SOFR + 1.77%), 5.550%, 3/19/35 (k)	750,000	763,240
(SOFR + 1.61%), 5.525%, 3/25/36 (k)	425,000	431,001
(United States SOFR Compounded Index + 1.61%), 5.420%, 3/23/37 (k)	750,000	753,037
JPMorgan Chase & Co.
(CME Term SOFR 3 Month + 1.21%), 3.509%, 1/23/29 (k)	4,750,000	4,667,995
(CME Term SOFR 3 Month + 1.38%), 4.005%, 4/23/29 (k)	1,500,000	1,484,322
(SOFR + 1.02%), 2.069%, 6/1/29 (k)	1,110,000	1,057,614
(CME Term SOFR 3 Month + 1.52%), 4.203%, 7/23/29 (k)	1,500,000	1,486,387
(SOFR + 1.45%), 5.299%, 7/24/29 (k)	1,250,000	1,265,534
(SOFR + 1.57%), 6.087%, 10/23/29 (k)	865,000	890,876
(CME Term SOFR 3 Month + 1.59%), 4.452%, 12/5/29 (k)	1,000,000	994,154
(SOFR + 1.16%), 5.581%, 4/22/30 (k)	2,435,000	2,487,017
(CME Term SOFR 3 Month + 1.42%), 3.702%, 5/6/30 (k)	625,000	607,572
(SOFR + 1.75%), 4.565%, 6/14/30 (k)	555,000	552,089
(SOFR + 1.13%), 4.995%, 7/22/30 (k)	500,000	503,285
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30 (k)	1,735,000	1,629,990
(CME Term SOFR 3 Month + 2.52%), 2.956%, 5/13/31 (k)	815,000	760,501
(CME Term SOFR 3 Month + 1.11%), 1.764%, 11/19/31 (k)	1,250,000	1,101,910
(SOFR + 1.07%), 1.953%, 2/4/32 (k)	750,000	660,143
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32 (k)	1,155,000	1,041,765
(SOFR + 1.18%), 2.545%, 11/8/32 (k)	2,750,000	2,445,112

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.26%), 2.963%, 1/25/33 (k)	$700,000	$633,603
(SOFR + 1.80%), 4.586%, 4/26/33 (k)	835,000	820,125
(SOFR + 2.58%), 5.717%, 9/14/33 (k)	960,000	989,383
(SOFR + 1.85%), 5.350%, 6/1/34 (k)	965,000	980,645
(SOFR + 1.81%), 6.254%, 10/23/34 (k)	800,000	857,437
(SOFR + 1.62%), 5.336%, 1/23/35 (k)	4,000,000	4,060,407
(SOFR + 1.49%), 5.766%, 4/22/35 (k)	2,000,000	2,081,160
(SOFR + 1.46%), 5.294%, 7/22/35 (k)	2,000,000	2,023,861
(SOFR + 1.34%), 4.946%, 10/22/35 (k)	375,000	370,140
(SOFR + 1.32%), 5.502%, 1/24/36 (k)	665,000	680,164
(SOFR + 1.64%), 5.576%, 7/23/36 (k)	1,215,000	1,230,556
(SOFR + 1.19%), 4.810%, 10/22/36 (k)	505,000	490,483
(SOFR + 1.26%), 5.148%, 4/23/37 (k)	735,000	729,639
Keybank National Association
4.390%, 12/14/27	100,000	99,738
4.900%, 8/8/32	500,000	488,958
5.000%, 1/26/33	500,000	495,352
KeyCorp
(SOFR + 1.37%), 5.305%, 1/28/37 (k)	250,000	246,352
Korea Development Bank (The)
4.375%, 2/15/28	525,000	524,470
3.750%, 9/16/30	358,000	349,078
1.625%, 1/19/31	500,000	443,355
4.000%, 1/28/31	500,000	492,025
2.000%, 10/25/31	500,000	444,095
4.250%, 9/8/32	500,000	493,795
5.625%, 10/23/33	400,000	426,550
Kreditanstalt fuer Wiederaufbau
3.750%, 2/15/28	1,420,000	1,410,753
2.875%, 4/3/28	1,750,000	1,712,689
3.875%, 5/15/28	1,000,000	994,755
3.875%, 6/15/28	735,000	730,861
3.500%, 8/9/28	715,000	705,318
4.000%, 3/15/29	5,000,000	4,978,086
3.500%, 5/15/29	1,150,000	1,129,595
1.750%, 9/14/29	525,000	486,950
4.625%, 3/18/30	1,000,000	1,013,866
0.750%, 9/30/30 (x)	400,000	347,164
4.125%, 7/22/31	1,080,000	1,074,446
4.125%, 7/15/33	1,200,000	1,183,904
4.375%, 2/28/34	1,500,000	1,502,538
Landwirtschaftliche Rentenbank
4.625%, 4/17/29	450,000	454,837
0.875%, 9/3/30	750,000	655,038
4.125%, 6/3/31	600,000	596,525
5.000%, 10/24/33	750,000	779,071
Lloyds Banking Group plc
4.375%, 3/22/28	1,350,000	1,346,360
4.550%, 8/16/28	850,000	848,988
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.871%, 3/6/29 (k)	500,000	509,535
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.679%, 1/5/35 (k)	1,000,000	1,026,468
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.068%, 6/13/36 (k)	1,210,000	1,242,155
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.97%), 4.943%, 11/4/36 (k)	750,000	726,769
M&T Bank Corp.
(United States SOFR Compounded Index + 1.78%), 4.553%, 8/16/28 (k)	335,000	334,551
(SOFR + 2.26%), 6.082%, 3/13/32 (k)	1,000,000	1,042,420
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.43%), 5.400%, 7/30/35 (k)	115,000	114,479
(SOFR + 1.61%), 5.385%, 1/16/36 (k)	125,000	124,968
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.38%), 5.295%, 4/18/36 (k)	500,000	494,957
Manufacturers & Traders Trust Co.
3.400%, 8/17/27	330,000	325,766
4.700%, 1/27/28	500,000	501,295
Mitsubishi UFJ Financial Group, Inc.
3.287%, 7/25/27	1,000,000	989,606
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.017%, 7/20/28 (k)	400,000	401,409
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.354%, 9/13/28 (k)	400,000	403,369
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.422%, 2/22/29 (k)	205,000	207,178
3.741%, 3/7/29	750,000	734,062
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.242%, 4/19/29 (k)	215,000	217,059
3.195%, 7/18/29	1,000,000	959,851
2.559%, 2/25/30	1,000,000	926,825
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 5.258%, 4/17/30 (k)	500,000	506,002
2.048%, 7/17/30	460,000	415,255
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.852%, 1/19/33 (k)	500,000	447,252
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.133%, 7/20/33 (k)	400,000	400,957

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.472%, 9/13/33 (k)	$600,000	$611,179
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.441%, 2/22/34 (k)	200,000	204,150
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.97%), 5.406%, 4/19/34 (k)	290,000	296,225
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 5.426%, 4/17/35 (k)	1,000,000	1,013,607
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.188%, 9/12/36 (k)	200,000	198,457
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 5.057%, 1/14/37 (k)	420,000	412,335
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.02%), 5.325%, 4/21/37 (k)	290,000	289,768
Series 8NC7 (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.475%, 2/22/31 (k)	205,000	209,177
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.667%, 5/27/29 (k)	500,000	509,086
(CME Term SOFR 3 Month + 1.53%), 4.254%, 9/11/29 (k)	1,000,000	990,684
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30 (k)	500,000	480,200
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.382%, 7/10/30 (k)	300,000	304,513
(CME Term SOFR 3 Month + 1.39%), 3.153%, 7/16/30 (k)	750,000	714,941
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.739%, 5/27/31 (k)	500,000	515,691
(CME Term SOFR 3 Month + 1.77%), 2.201%, 7/10/31 (k)	500,000	450,618
(CME Term SOFR 3 Month + 1.53%), 1.979%, 9/8/31 (k)	300,000	266,814
2.564%, 9/13/31	310,000	273,353
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.70%), 4.438%, 5/12/32 (k)	235,000	229,541
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.260%, 7/9/32 (k)	750,000	660,174
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 5.594%, 7/10/35 (k)	1,000,000	1,024,383
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.323%, 7/8/36 (k)	500,000	501,591
Morgan Stanley Bank NA
(United States SOFR Compounded Index + 0.97%), 4.788%, 5/10/30 (k)	275,000	275,317
Morgan Stanley Private Bank NA
(SOFR + 0.76%), 4.213%, 2/8/30 (k)	1,000,000	986,954
(SOFR + 1.08%), 4.734%, 7/18/31 (k)	2,500,000	2,487,962
(SOFR + 1.02%), 4.465%, 11/19/31 (k)	810,000	796,049
National Australia Bank Ltd.
4.944%, 1/12/28	300,000	302,848
4.900%, 6/13/28	500,000	504,612
4.148%, 1/13/31	770,000	760,661
National Bank of Canada
(United States SOFR Compounded Index + 0.76%), 4.166%, 1/20/29 (k)	535,000	531,180
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.516%, 9/30/28 (k)	200,000	202,236
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.808%, 9/13/29 (k)	730,000	745,635
4.445%, 5/8/30	750,000	742,181
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.016%, 3/2/34 (k)	200,000	210,139
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.778%, 3/1/35 (k)	1,000,000	1,035,346
Oesterreichische Kontrollbank AG
3.625%, 9/9/27	409,000	406,491
4.250%, 3/1/28	545,000	544,912
4.125%, 1/18/29	1,000,000	998,164
4.125%, 5/29/29	225,000	224,468
3.750%, 9/10/30	1,500,000	1,472,763
Pinnacle Bank
5.625%, 2/15/28	250,000	252,500
Pinnacle Financial Partners, Inc.
(SOFR + 1.70%), 5.596%, 5/19/32 (k)	145,000	145,214
PNC Bank NA
3.100%, 10/25/27	500,000	491,897
2.700%, 10/22/29	395,000	370,797
PNC Financial Services Group, Inc. (The)
3.450%, 4/23/29	750,000	729,176
(SOFR + 1.84%), 5.582%, 6/12/29 (k)	440,000	448,108
(SOFR + 0.68%), 4.618%, 10/26/29 (k)	335,000	334,056
2.550%, 1/22/30	750,000	700,896
(SOFR + 1.20%), 5.492%, 5/14/30 (k)	250,000	255,183
(SOFR + 0.98%), 2.307%, 4/23/32 (k)	1,000,000	890,647

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
(United States SOFR Compounded Index + 1.85%), 4.626%, 6/6/33 (k)	$500,000	$484,830
(SOFR + 1.93%), 5.068%, 1/24/34 (k)	210,000	210,100
(SOFR + 1.95%), 5.939%, 8/18/34 (k)	750,000	788,231
(SOFR + 2.28%), 6.875%, 10/20/34 (k)	400,000	441,862
(SOFR + 1.90%), 5.676%, 1/22/35 (k)	1,000,000	1,030,749
(SOFR + 1.60%), 5.401%, 7/23/35 (k)	2,000,000	2,026,298
(SOFR + 1.39%), 5.575%, 1/29/36 (k)	125,000	128,045
(SOFR + 1.42%), 5.373%, 7/21/36 (k)	275,000	277,627
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.423%, 1/25/41 (k)	330,000	322,775
Regions Bank
(SOFR + 0.81%), 4.755%, 7/27/29 (k)	250,000	250,082
Regions Financial Corp.
1.800%, 8/12/28	500,000	471,254
(SOFR + 1.49%), 5.722%, 6/6/30 (k)	180,000	184,474
(SOFR + 2.06%), 5.502%, 9/6/35 (k)	165,000	166,881
Royal Bank of Canada
4.240%, 8/3/27	500,000	501,210
4.900%, 1/12/28	500,000	503,676
5.200%, 8/1/28	500,000	507,592
(United States SOFR Compounded Index + 0.86%), 4.522%, 10/18/28 (k)	320,000	320,000
(SOFR + 1.10%), 4.969%, 8/2/30 (k)	280,000	281,818
(United States SOFR Compounded Index + 1.08%), 4.650%, 10/18/30 (k)	400,000	398,633
(SOFR + 1.06%), 4.696%, 8/6/31 (k)	415,000	412,846
2.300%, 11/3/31	500,000	445,521
(SOFR + 0.98%), 4.305%, 11/3/31 (k)	500,000	490,244
(SOFR + 1.01%), 4.612%, 5/3/32 (k)	335,000	331,288
5.000%, 5/2/33	500,000	504,345
5.150%, 2/1/34	3,000,000	3,056,792
Santander Holdings USA, Inc.
4.400%, 7/13/27	485,000	484,480
(SOFR + 2.36%), 6.499%, 3/9/29 (k)	125,000	128,179
(SOFR + 2.70%), 6.565%, 6/12/29 (k)	500,000	515,039
(SOFR + 1.94%), 5.353%, 9/6/30 (k)	1,000,000	1,007,630
Santander UK Group Holdings plc
3.823%, 11/3/28	750,000	741,604
(SOFR + 2.60%), 6.534%, 1/10/29 (k)	235,000	241,104
(SOFR + 1.48%), 2.896%, 3/15/32 (k)	500,000	454,075
(United States SOFR Compounded Index + 1.58%), 5.136%, 9/22/36 (k)	440,000	427,032
Sumitomo Mitsui Financial Group, Inc.
3.364%, 7/12/27	750,000	743,086
3.352%, 10/18/27	750,000	739,540
5.800%, 7/13/28	500,000	510,956
4.306%, 10/16/28	750,000	745,581
2.472%, 1/14/29	500,000	474,041
3.040%, 7/16/29	1,000,000	951,513
2.724%, 9/27/29	350,000	328,819
5.710%, 1/13/30	320,000	329,522
2.750%, 1/15/30	400,000	373,523
2.130%, 7/8/30	750,000	676,150
5.852%, 7/13/30	500,000	518,033
1.710%, 1/12/31	500,000	436,710
2.222%, 9/17/31	1,000,000	875,657
5.766%, 1/13/33	1,500,000	1,560,967
5.776%, 7/13/33	500,000	520,415
5.808%, 9/14/33	200,000	208,576
5.632%, 1/15/35	1,000,000	1,030,987
(SOFR + 1.50%), 5.246%, 7/8/36 (k)	750,000	752,021
(SOFR + 1.22%), 5.046%, 1/15/37 (k)	220,000	215,885
Toronto-Dominion Bank (The)
4.693%, 9/15/27	400,000	401,444
5.523%, 7/17/28	400,000	406,981
2.000%, 9/10/31 (x)	500,000	442,781
2.450%, 1/12/32	500,000	442,929
3.200%, 3/10/32	500,000	459,473
4.456%, 6/8/32	265,000	260,701
4.866%, 4/22/33	500,000	496,623
4.928%, 10/15/35	1,000,000	981,940
Truist Bank
2.250%, 3/11/30	535,000	488,176
Truist Financial Corp.
(SOFR + 1.44%), 4.873%, 1/26/29 (k)	205,000	205,915
3.875%, 3/19/29	750,000	733,957
(SOFR + 0.86%), 1.887%, 6/7/29 (k)	375,000	355,802
1.950%, 6/5/30	335,000	302,571
(SOFR + 2.24%), 4.916%, 7/28/33 (k)	500,000	490,527
(SOFR + 1.85%), 5.122%, 1/26/34 (k)	205,000	204,691
(SOFR + 2.36%), 5.867%, 6/8/34 (k)	500,000	520,005
(SOFR + 1.92%), 5.711%, 1/24/35 (k)	2,000,000	2,059,849
(SOFR + 1.40%), 4.964%, 10/23/36 (k)	500,000	485,574
Series I
(SOFR + 1.41%), 5.281%, 4/23/37 (k)	500,000	495,472
Series I.
(SOFR + 0.97%), 4.597%, 1/27/32 (k)	700,000	687,589

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
US Bancorp
3.900%, 4/26/28	$650,000	$645,494
(SOFR + 1.66%), 4.548%, 7/22/28 (k)	500,000	499,779
(SOFR + 1.23%), 4.653%, 2/1/29 (k)	500,000	500,035
(SOFR + 2.02%), 5.775%, 6/12/29 (k)	500,000	510,296
1.375%, 7/22/30	600,000	527,372
(SOFR + 1.25%), 5.100%, 7/23/30 (k)	415,000	419,781
(SOFR + 1.02%), 2.677%, 1/27/33 (k)	400,000	355,170
(SOFR + 2.11%), 4.967%, 7/22/33 (k)	350,000	345,853
(SOFR + 1.60%), 4.839%, 2/1/34 (k)	500,000	493,622
(SOFR + 2.26%), 5.836%, 6/12/34 (k)	750,000	781,988
(SOFR + 1.86%), 5.678%, 1/23/35 (k)	2,000,000	2,062,832
(SOFR + 1.41%), 5.424%, 2/12/36 (k)	190,000	193,532
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.95%), 2.491%, 11/3/36 (k)	1,000,000	870,088
(SOFR + 1.10%), 5.033%, 1/26/37 (k)	500,000	492,538
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.25%), 5.723%, 5/20/41 (k)	500,000	502,397
Webster Financial Corp.
4.100%, 3/25/29	500,000	487,650
Wells Fargo & Co.
(SOFR + 1.98%), 4.808%, 7/25/28 (k)	665,000	666,906
(SOFR + 0.72%), 4.577%, 5/20/29 (k)	1,000,000	997,953
(SOFR + 1.74%), 5.574%, 7/25/29 (k)	435,000	441,919
(SOFR + 0.88%), 4.078%, 9/15/29 (k)	980,000	966,079
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30 (k)	1,250,000	1,175,110
(CME Term SOFR 3 Month + 1.26%), 2.572%, 2/11/31 (k)	2,625,000	2,429,694
(SOFR + 1.50%), 5.150%, 4/23/31 (k)	835,000	844,627
(SOFR + 0.97%), 4.844%, 5/20/32 (k)	1,605,000	1,600,829
(SOFR + 1.50%), 3.350%, 3/2/33 (k)	2,135,000	1,960,376
(SOFR + 2.10%), 4.897%, 7/25/33 (k)	625,000	620,008
(SOFR + 2.02%), 5.389%, 4/24/34 (k)	325,000	329,893
(SOFR + 1.99%), 5.557%, 7/25/34 (k)	600,000	613,978
(SOFR + 2.06%), 6.491%, 10/23/34 (k)	1,430,000	1,543,959
(SOFR + 1.78%), 5.499%, 1/23/35 (k)	2,000,000	2,038,996
(SOFR + 1.38%), 5.211%, 12/3/35 (k)	285,000	284,528
(SOFR + 1.74%), 5.605%, 4/23/36 (k)	665,000	682,491
(SOFR + 1.34%), 4.892%, 9/15/36 (k)	1,500,000	1,465,645
(SOFR + 1.10%), 4.960%, 1/23/37 (k)	375,000	365,996
Westpac Banking Corp.
4.043%, 8/26/27	1,500,000	1,496,086
1.953%, 11/20/28	500,000	472,280
5.050%, 4/16/29	500,000	508,142
2.650%, 1/16/30	350,000	329,277
2.150%, 6/3/31	500,000	446,818
6.820%, 11/17/33	1,250,000	1,362,451
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 2.668%, 11/15/35 (k)	2,000,000	1,799,274
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 5.618%, 11/20/35 (k)	1,400,000	1,412,010
Wintrust Financial Corp.
4.850%, 6/6/29	250,000	248,575
Zions Bancorp NA
3.250%, 10/29/29	500,000	471,100
(SOFR + 2.83%), 6.816%, 11/19/35 (k)	250,000	262,495

		331,527,213

Capital Markets (2.7%)
Affiliated Managers Group, Inc.
3.300%, 6/15/30	210,000	198,509
5.500%, 8/20/34	250,000	250,339
Ameriprise Financial, Inc.
4.500%, 5/13/32	90,000	88,615
Apollo Debt Solutions BDC
5.200%, 12/8/28§	65,000	63,969
5.700%, 1/23/31§	250,000	244,642
6.700%, 7/29/31	400,000	407,418
Ares Capital Corp.
2.875%, 6/15/28	500,000	478,623
5.950%, 7/15/29	315,000	317,622
5.550%, 1/15/30	250,000	248,665
5.500%, 9/1/30	250,000	247,001
5.100%, 1/15/31	300,000	290,184
3.200%, 11/15/31	5,690,000	4,980,314
Ares Strategic Income Fund
6.350%, 8/15/29	500,000	504,078
5.150%, 1/15/31	750,000	715,964
5.550%, 4/15/31	150,000	145,497
Bain Capital Specialty Finance, Inc.
5.950%, 3/1/31	250,000	241,523
Bank of New York Mellon Corp. (The)
3.850%, 4/28/28	850,000	842,333
(SOFR + 1.17%), 4.543%, 2/1/29 (k)	250,000	250,090
3.850%, 4/26/29	500,000	490,936
(SOFR + 1.76%), 4.596%, 7/26/30 (k)	145,000	144,815
1.650%, 1/28/31	500,000	441,414

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
1.800%, 7/28/31	$750,000	$654,023
2.500%, 1/26/32	200,000	178,770
(SOFR + 1.23%), 5.060%, 7/22/32 (k)	300,000	303,239
(SOFR + 1.42%), 4.289%, 6/13/33 (k)	500,000	484,962
(SOFR + 1.85%), 6.474%, 10/25/34 (k)	1,000,000	1,086,955
(SOFR + 1.42%), 5.188%, 3/14/35 (k)	1,000,000	1,009,449
(SOFR + 1.35%), 5.316%, 6/6/36 (k)	140,000	141,446
(SOFR + 1.18%), 5.085%, 4/23/37 (k)	500,000	496,344
Series J
1.900%, 1/25/29	500,000	468,820
(SOFR + 1.61%), 4.967%, 4/26/34 (k)	350,000	349,155
Barings BDC, Inc.
5.200%, 9/15/28	235,000	230,594
Barings Private Credit Corp.
5.750%, 2/6/29	60,000	58,677
BGC Group, Inc.
8.000%, 5/25/28	500,000	522,317
6.600%, 6/10/29	185,000	190,115
BlackRock Funding, Inc.
5.000%, 3/14/34	1,000,000	1,009,393
BlackRock, Inc.
3.250%, 4/30/29	445,000	431,940
4.750%, 5/25/33	900,000	900,863
Blackstone Private Credit Fund
4.000%, 1/15/29	250,000	238,883
5.950%, 7/16/29	500,000	500,107
5.050%, 9/10/30	290,000	277,663
5.350%, 3/12/31	500,000	480,663
5.950%, 5/15/31	85,000	83,726
6.000%, 11/22/34	500,000	480,050
Blackstone Reg Finance Co. LLC
4.300%, 11/3/30	250,000	245,564
Blackstone Secured Lending Fund
2.850%, 9/30/28	500,000	471,548
5.125%, 1/31/31	250,000	239,504
Blue Owl Capital Corp.
2.875%, 6/11/28	750,000	710,144
Blue Owl Credit Income Corp.
7.750%, 9/16/27	4,750,000	4,855,139
7.950%, 6/13/28	500,000	517,365
6.600%, 9/15/29	185,000	185,911
Blue Owl Technology Finance Corp.
6.125%, 1/23/31	125,000	120,756
Brookfield Asset Management Ltd.
4.653%, 11/15/30	500,000	493,504
5.298%, 1/15/36	350,000	341,296
Brookfield Finance, Inc.
3.900%, 1/25/28	500,000	494,114
4.350%, 4/15/30	2,000,000	1,964,553
2.724%, 4/15/31	230,000	208,893
Carlyle Secured Lending, Inc.
5.750%, 2/15/31	210,000	201,873
Cboe Global Markets, Inc.
3.000%, 3/16/32	500,000	454,678
Charles Schwab Corp. (The)
2.000%, 3/20/28	1,200,000	1,151,222
(SOFR + 2.21%), 5.643%, 5/19/29 (k)	500,000	509,017
3.250%, 5/22/29	500,000	484,371
(SOFR + 1.88%), 6.196%, 11/17/29 (k)	280,000	289,328
2.300%, 5/13/31	750,000	672,998
2.900%, 3/3/32	280,000	253,376
(SOFR + 2.50%), 5.853%, 5/19/34 (k)	250,000	260,523
(SOFR + 2.01%), 6.136%, 8/24/34 (k)	500,000	529,821
(SOFR + 1.23%), 4.914%, 11/14/36 (k)	500,000	488,638
(SOFR + 1.28%), 5.493%, 5/21/37 (k)	145,000	147,278
CI Financial Corp.
3.200%, 12/17/30	565,000	509,747
CME Group, Inc.
3.750%, 6/15/28	350,000	346,182
2.650%, 3/15/32	355,000	320,659
Deutsche Bank AG
5.371%, 9/9/27	500,000	505,837
(SOFR + 3.18%), 6.720%, 1/18/29 (k)	150,000	154,496
5.414%, 5/10/29	280,000	286,082
(SOFR + 1.30%), 4.950%, 8/4/31 (k)	2,000,000	1,992,159
(SOFR + 3.04%), 3.547%, 9/18/31 (k)	2,355,000	2,219,967
(SOFR + 1.10%), 4.469%, 12/10/31 (k)	150,000	147,306
(SOFR + 1.14%), 4.725%, 2/6/32 (k)	180,000	177,300
(SOFR + 3.65%), 7.079%, 2/10/34 (k)	225,000	241,581
(SOFR + 2.05%), 5.403%, 9/11/35 (k)	220,000	220,244
Franklin Resources, Inc.
1.600%, 10/30/30	600,000	527,239
Goldman Sachs BDC, Inc.
5.100%, 1/28/29	100,000	97,713
5.650%, 9/9/30	160,000	157,149
Goldman Sachs Group, Inc. (The)
(SOFR + 0.71%), 4.148%, 1/21/29 (k)	915,000	906,503
(CME Term SOFR 3 Month + 1.56%), 4.223%, 5/1/29 (k)	2,000,000	1,981,110
2.600%, 2/7/30	6,515,000	6,053,041
(SOFR + 1.27%), 5.727%, 4/25/30 (k)	300,000	307,495
(SOFR + 1.21%), 5.049%, 7/23/30 (k)	345,000	347,111
(SOFR + 0.96%), 4.516%, 1/21/32 (k)	735,000	720,830
(SOFR + 1.09%), 1.992%, 1/27/32 (k)	570,000	500,947
(SOFR + 1.28%), 2.615%, 4/22/32 (k)	1,070,000	959,950
(SOFR + 1.25%), 2.383%, 7/21/32 (k)	2,140,000	1,890,283

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.26%), 2.650%, 10/21/32 (k)	$720,000	$640,560
(SOFR + 1.41%), 3.102%, 2/24/33 (k)	1,000,000	905,547
(SOFR + 1.34%), 5.094%, 4/20/34 (k)	455,000	453,649
(SOFR + 1.95%), 6.561%, 10/24/34 (k)	3,000,000	3,244,203
(SOFR + 1.55%), 5.851%, 4/25/35 (k)	1,000,000	1,037,463
(SOFR + 1.55%), 5.330%, 7/23/35 (k)	1,500,000	1,504,946
(SOFR + 1.42%), 5.016%, 10/23/35 (k)	1,790,000	1,757,517
(SOFR + 1.38%), 5.536%, 1/28/36 (k)	525,000	533,120
(SOFR + 1.33%), 4.939%, 10/21/36 (k)	625,000	606,447
(SOFR + 1.19%), 5.065%, 1/21/37 (k)	570,000	555,798
(SOFR + 1.31%), 5.425%, 6/3/37 (k)	355,000	357,085
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.18%), 5.387%, 2/2/41 (k)	315,000	307,199
Goldman Sachs Private Credit Corp.
5.375%, 1/31/29	125,000	124,035
5.875%, 1/31/31	125,000	123,471
6.150%, 6/16/31§	135,000	133,774
Golub Capital BDC, Inc.
6.250%, 6/1/31	415,000	411,540
Golub Capital Private Credit Fund
5.600%, 4/15/31§	250,000	239,386
HPS Corporate Lending Fund
6.250%, 9/30/29	500,000	502,938
5.450%, 11/15/30	500,000	483,270
5.650%, 4/2/31§	250,000	242,531
6.300%, 8/19/31§	175,000	174,498
Intercontinental Exchange, Inc.
4.000%, 9/15/27	600,000	596,854
3.750%, 9/21/28	535,000	525,340
4.350%, 6/15/29	250,000	247,881
4.200%, 3/15/31	500,000	489,402
5.250%, 6/15/31	275,000	280,765
Jefferies Financial Group, Inc.
5.875%, 7/21/28	270,000	275,247
2.625%, 10/15/31	1,500,000	1,303,823
Lazard Group LLC
4.500%, 9/19/28	350,000	347,312
4.375%, 3/11/29	500,000	494,164
LPL Holdings, Inc.
5.650%, 3/15/35	500,000	497,645
Moody’s Corp.
2.000%, 8/19/31	1,250,000	1,098,729
4.250%, 8/8/32	250,000	242,456
Morgan Stanley
(SOFR + 2.24%), 6.296%, 10/18/28 (k)	1,000,000	1,020,895
(CME Term SOFR 3 Month + 1.40%), 3.772%, 1/24/29 (k)	1,800,000	1,774,673
(SOFR + 1.73%), 5.123%, 2/1/29 (k)	500,000	502,532
(SOFR + 1.59%), 5.164%, 4/20/29 (k)	765,000	771,201
(SOFR + 1.63%), 5.449%, 7/20/29 (k)	430,000	435,160
(SOFR + 0.80%), 4.238%, 1/9/30 (k)	345,000	340,305
(CME Term SOFR 3 Month + 1.89%), 4.431%, 1/23/30 (k)	950,000	940,090
(SOFR + 1.26%), 5.656%, 4/18/30 (k)	665,000	679,040
(SOFR + 1.22%), 5.042%, 7/19/30 (k)	225,000	226,475
(SOFR + 1.14%), 2.699%, 1/22/31 (k)	4,140,000	3,844,605
(SOFR + 3.12%), 3.622%, 4/1/31 (k)	2,000,000	1,916,727
(SOFR + 0.95%), 4.493%, 1/16/32 (k)	295,000	289,152
(SOFR + 1.20%), 4.708%, 3/12/32 (k)	1,730,000	1,710,929
(SOFR + 1.18%), 2.239%, 7/21/32 (k)	2,000,000	1,753,382
(SOFR + 1.20%), 2.511%, 10/20/32 (k)	925,000	817,126
(SOFR + 1.29%), 2.943%, 1/21/33 (k)	820,000	736,947
(SOFR + 2.08%), 4.889%, 7/20/33 (k)	750,000	744,576
(SOFR + 2.56%), 6.342%, 10/18/33 (k)	925,000	985,390
(SOFR + 1.87%), 5.250%, 4/21/34 (k)	910,000	916,278
(SOFR + 1.88%), 5.424%, 7/21/34 (k)	560,000	568,340
(SOFR + 1.73%), 5.466%, 1/18/35 (k)	2,000,000	2,033,714
(SOFR + 1.58%), 5.831%, 4/19/35 (k)	1,500,000	1,558,239
(SOFR + 1.42%), 5.587%, 1/18/36 (k)	625,000	638,529
(SOFR + 1.76%), 5.664%, 4/17/36 (k)	400,000	409,897
(SOFR + 1.36%), 2.484%, 9/16/36 (k)	1,250,000	1,081,865
(SOFR + 1.18%), 5.073%, 1/30/37 (k)	1,665,000	1,631,237
(United States SOFR Compounded Index + 1.41%), 5.296%, 4/10/37 (k)	855,000	851,144
(SOFR + 2.62%), 5.297%, 4/20/37 (k)	785,000	781,878
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.948%, 1/19/38 (k)	500,000	514,718
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.942%, 2/7/39 (k)	3,000,000	3,092,968
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.314%, 1/18/41 (k)	400,000	388,901

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Series I (SOFR + 1.31%), 4.892%, 10/22/36 (k)	$250,000	$242,258
Morgan Stanley Direct Lending Fund
6.150%, 5/17/29	115,000	115,989
Nasdaq, Inc.
5.350%, 6/28/28	225,000	228,028
1.650%, 1/15/31	750,000	657,861
5.550%, 2/15/34	2,000,000	2,053,733
Nomura Holdings, Inc.
5.386%, 7/6/27	500,000	504,371
5.842%, 1/18/28	200,000	203,547
6.070%, 7/12/28	500,000	512,553
2.710%, 1/22/29	500,000	474,890
3.103%, 1/16/30	750,000	706,574
2.679%, 7/16/30	1,000,000	917,901
2.608%, 7/14/31	685,000	611,285
2.999%, 1/22/32	500,000	450,367
6.181%, 1/18/33	200,000	211,556
6.087%, 7/12/33	500,000	526,790
North Haven Private Income Fund LLC
5.125%, 9/25/28§	105,000	102,378
Northern Trust Corp.
3.650%, 8/3/28	500,000	492,996
3.150%, 5/3/29	500,000	483,985
1.950%, 5/1/30	560,000	509,923
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.05%), 5.117%, 11/19/40 (k)	295,000	287,304
Oaktree Specialty Lending Corp.
7.100%, 2/15/29	500,000	509,572
Oaktree Strategic Credit Fund
6.500%, 7/23/29	120,000	120,769
Raymond James Financial, Inc.
4.900%, 9/11/35	245,000	238,636
S&P Global, Inc.
2.950%, 3/1/29 (e)	500,000	480,003
1.250%, 8/15/30	975,000	851,726
2.900%, 3/1/32	350,000	317,236
5.250%, 9/15/33	635,000	648,350
4.800%, 12/4/35§	175,000	170,781
Sixth Street Lending Partners
6.500%, 3/11/29	355,000	361,859
Sixth Street Specialty Lending, Inc.
6.950%, 8/14/28	355,000	364,662
Stifel Financial Corp.
4.000%, 5/15/30	500,000	483,834
UBS AG
5.650%, 9/11/28	500,000	511,720
(SOFR + 0.74%), 4.678%, 11/29/30 (k)	355,000	354,192
(SOFR + 1.11%), 4.632%, 2/16/32 (k)	750,000	743,662

		131,179,849

Consumer Finance (1.3%)
AerCap Ireland Capital DAC
3.650%, 7/21/27	1,000,000	992,509
4.625%, 10/15/27	500,000	500,201
3.875%, 1/23/28	500,000	493,755
5.750%, 6/6/28	210,000	213,944
3.000%, 10/29/28	390,000	375,317
4.625%, 9/10/29	1,500,000	1,492,884
6.150%, 9/30/30	365,000	381,188
4.375%, 11/15/30	150,000	147,005
4.750%, 1/15/33	155,000	151,390
4.950%, 9/10/34	335,000	326,223
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.950%, 3/10/55 (k)	2,000,000	2,067,500
Ally Financial, Inc.
2.200%, 11/2/28	250,000	235,113
(SOFR + 3.26%), 6.992%, 6/13/29 (k)	625,000	647,520
(SOFR + 1.78%), 5.548%, 7/31/33 (k)	500,000	494,738
(SOFR + 2.29%), 6.184%, 7/26/35 (k)	1,000,000	1,015,235
American Express Co.
(SOFR + 0.93%), 5.043%, 7/26/28 (k)	375,000	376,607
4.050%, 5/3/29	335,000	331,944
(United States SOFR Compounded Index + 1.28%), 5.282%, 7/27/29 (k)	500,000	506,052
(United States SOFR Compounded Index + 1.09%), 5.532%, 4/25/30 (k)	500,000	510,757
(SOFR + 0.81%), 4.444%, 5/3/30 (k)	310,000	308,004
(SOFR + 1.94%), 6.489%, 10/30/31 (k)	335,000	357,079
(SOFR + 2.26%), 4.989%, 5/26/33 (k)	265,000	263,176
(SOFR + 1.22%), 4.918%, 7/20/33 (k)	1,170,000	1,169,781
(SOFR + 1.84%), 5.043%, 5/1/34 (k)	750,000	751,470
(SOFR + 1.42%), 5.284%, 7/26/35 (k)	1,500,000	1,516,177
(United States SOFR Compounded Index + 1.32%), 5.442%, 1/30/36 (k)	185,000	188,566
(SOFR + 1.79%), 5.667%, 4/25/36 (k)	135,000	139,812
(SOFR + 1.24%), 4.804%, 10/24/36 (k)	750,000	727,319
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.15%), 5.412%, 2/8/41 (k)	335,000	334,389
American Honda Finance Corp.
4.550%, 7/9/27	290,000	290,149
4.700%, 1/12/28	350,000	350,419
5.125%, 7/7/28	500,000	504,355
4.600%, 4/17/30	500,000	495,409
4.500%, 9/4/30	500,000	492,574
5.850%, 10/4/30	440,000	455,749
1.800%, 1/13/31	350,000	306,158
5.050%, 7/10/31	500,000	501,400
5.150%, 7/9/32	350,000	350,832
4.900%, 1/10/34	1,000,000	980,402

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
5.200%, 3/5/35	$500,000	$496,930
5.100%, 1/8/36	100,000	98,100
Series A 5.200%, 4/8/33	85,000	85,200
Andrew W Mellon Foundation (The)
Series 2020 0.947%, 8/1/27	300,000	289,287
Capital One Financial Corp.
3.800%, 1/31/28	1,000,000	987,092
(SOFR + 2.64%), 6.312%, 6/8/29 (k)	335,000	344,223
(SOFR + 1.79%), 3.273%, 3/1/30 (k)	500,000	481,115
(SOFR + 2.60%), 5.247%, 7/26/30 (k)	500,000	505,298
(SOFR + 1.56%), 5.463%, 7/26/30 (k)	200,000	203,223
(SOFR + 3.07%), 7.624%, 10/30/31 (k)	715,000	784,644
(SOFR + 1.34%), 2.359%, 7/29/32 (k)	1,000,000	868,266
(SOFR + 1.27%), 2.618%, 11/2/32 (k)	1,000,000	885,096
(SOFR + 2.37%), 5.268%, 5/10/33 (k)	500,000	500,270
(SOFR + 2.60%), 5.817%, 2/1/34 (k)	500,000	513,419
(SOFR + 2.86%), 6.377%, 6/8/34 (k)	335,000	354,354
(United States SOFR Compounded Index + 3.37%), 7.964%, 11/2/34 (k)	1,000,000	1,147,855
(SOFR + 2.04%), 6.183%, 1/30/36 (k)	200,000	204,061
(SOFR + 1.63%), 5.197%, 9/11/36 (k)	280,000	273,010
Caterpillar Financial Services Corp.
3.600%, 8/12/27	500,000	496,553
3.950%, 11/14/28	300,000	296,935
4.700%, 11/15/29	2,000,000	2,014,715
Series L 4.500%, 5/15/31	315,000	313,468
Ford Motor Credit Co. LLC
5.800%, 3/8/29	2,000,000	2,011,528
6.054%, 11/5/31	1,000,000	1,012,890
General Motors Financial Co., Inc.
3.850%, 1/5/28	500,000	494,461
6.000%, 1/9/28	200,000	203,675
2.400%, 4/10/28	600,000	576,473
5.800%, 6/23/28	500,000	509,719
2.400%, 10/15/28	500,000	474,698
4.200%, 10/27/28	145,000	143,392
5.650%, 1/17/29	350,000	356,646
4.300%, 4/6/29	500,000	493,810
5.850%, 4/6/30	295,000	304,861
2.350%, 1/8/31	500,000	447,624
2.700%, 6/10/31	750,000	674,899
5.600%, 6/18/31	155,000	158,655
6.400%, 1/9/33	700,000	743,128
6.100%, 1/7/34	1,000,000	1,044,164
5.450%, 9/6/34	220,000	220,413
5.900%, 1/7/35	500,000	514,238
6.150%, 7/15/35	1,000,000	1,043,002
5.450%, 1/8/36	350,000	348,507
John Deere Capital Corp.
2.800%, 9/8/27	400,000	393,405
3.050%, 1/6/28	500,000	491,311
4.750%, 1/20/28	530,000	533,636
4.900%, 3/3/28	300,000	302,727
4.950%, 7/14/28	785,000	794,441
3.450%, 3/7/29	270,000	263,556
4.850%, 6/11/29	500,000	506,506
2.800%, 7/18/29	325,000	309,951
4.850%, 10/11/29	500,000	507,503
2.450%, 1/9/30	290,000	271,048
4.700%, 6/10/30	415,000	417,569
4.350%, 9/15/32	375,000	369,449
5.100%, 4/11/34	1,000,000	1,013,103
Series I 4.200%, 3/10/31	145,000	142,593
4.375%, 4/15/31	250,000	247,364
5.150%, 9/8/33	500,000	511,471
Series MTN1 5.050%, 6/12/34	1,000,000	1,009,879
PACCAR Financial Corp.
4.600%, 1/10/28	100,000	100,427
4.950%, 8/10/28	500,000	505,487
Series R 4.000%, 11/7/28	225,000	223,561
3.900%, 2/5/29	145,000	143,372
Synchrony Financial
3.950%, 12/1/27	1,500,000	1,485,120
5.150%, 3/19/29	250,000	249,974
2.875%, 10/28/31	250,000	220,303
(SOFR + 2.07%), 6.000%, 7/29/36 (k)	65,000	65,117
Toyota Motor Credit Corp.
1.150%, 8/13/27	590,000	570,456
3.050%, 1/11/28	500,000	490,654
4.625%, 1/12/28	320,000	321,534
1.900%, 4/6/28	600,000	575,509
5.250%, 9/11/28	750,000	762,252
3.650%, 1/8/29	500,000	490,433
5.050%, 5/16/29	500,000	507,434
4.450%, 6/29/29	500,000	499,217
2.150%, 2/13/30	500,000	460,133
4.550%, 5/17/30	750,000	748,225
1.650%, 1/10/31	550,000	483,236
2.400%, 1/13/32	500,000	443,272
4.700%, 1/12/33	350,000	348,091
4.800%, 1/5/34	1,500,000	1,486,203
5.350%, 1/9/35	300,000	307,252
Series B
4.550%, 5/14/31	500,000	495,862
4.800%, 1/11/36	500,000	489,964

		66,221,599

Financial Services (0.6%)
Apollo Global Management, Inc.
5.150%, 8/12/35	590,000	574,520
5.700%, 3/30/36	125,000	125,671

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Block Financial LLC
2.500%, 7/15/28	$350,000	$333,357
3.875%, 8/15/30	230,000	218,435
Corebridge Financial, Inc.
6.050%, 9/15/33	1,165,000	1,220,906
Fidelity National Information Services, Inc.
1.650%, 3/1/28	215,000	204,445
4.800%, 3/10/31	1,250,000	1,235,519
5.100%, 7/15/32	500,000	499,834
Fiserv, Inc.
5.375%, 8/21/28	500,000	505,094
4.200%, 10/1/28	465,000	458,630
3.500%, 7/1/29	890,000	854,365
2.650%, 6/1/30	1,500,000	1,370,173
5.600%, 3/2/33	225,000	227,313
5.625%, 8/21/33	500,000	504,451
5.150%, 8/12/34	500,000	485,204
5.250%, 8/11/35	290,000	282,050
Global Payments, Inc.
4.950%, 8/15/27	315,000	315,605
4.450%, 6/1/28	500,000	495,220
5.300%, 8/15/29	300,000	301,587
2.900%, 5/15/30	235,000	215,665
2.900%, 11/15/31	500,000	440,303
5.400%, 8/15/32	500,000	497,499
5.400%, 3/15/33	290,000	284,670
5.550%, 11/15/35	750,000	728,210
HA Sustainable Infrastructure Capital, Inc.
6.375%, 7/1/34	4,715,000	4,820,189
Jackson Financial, Inc.
5.670%, 6/8/32	250,000	251,622
Mastercard, Inc.
3.500%, 2/26/28	140,000	138,334
4.875%, 3/9/28	355,000	357,476
2.950%, 6/1/29	700,000	673,940
2.000%, 11/18/31	500,000	438,273
National Rural Utilities Cooperative Finance Corp.
3.400%, 2/7/28	500,000	491,607
4.800%, 3/15/28	145,000	145,608
5.050%, 9/15/28	1,250,000	1,262,556
3.900%, 11/1/28	250,000	246,065
5.150%, 6/15/29	500,000	508,120
4.300%, 12/10/30	100,000	98,466
5.800%, 1/15/33	165,000	173,487
5.000%, 8/15/34	600,000	600,839
Series D 4.150%, 8/25/28	155,000	153,614
4.050%, 2/9/29	100,000	98,721
ORIX Corp.
3.700%, 7/18/27	400,000	396,204
5.000%, 9/13/27	200,000	200,801
2.250%, 3/9/31	350,000	311,581
4.000%, 4/13/32	250,000	238,457
5.200%, 9/13/32	200,000	202,350
5.400%, 2/25/35	200,000	202,077
PayPal Holdings, Inc.
2.300%, 6/1/30	1,000,000	912,147
4.400%, 6/1/32	500,000	486,374
5.550%, 6/1/36	350,000	350,556
Synchrony Bank
5.625%, 8/23/27	250,000	252,394
Visa, Inc.
0.750%, 8/15/27	465,000	447,309
2.750%, 9/15/27	300,000	294,903
4.700%, 2/12/36	750,000	740,380
Voya Financial, Inc.
5.000%, 9/20/34	110,000	108,189
5.050%, 3/2/36	250,000	242,578
Western Union Co. (The)
2.750%, 3/15/31	350,000	315,740
Woodside Finance Ltd.
5.100%, 9/12/34	1,000,000	982,333
6.000%, 5/19/35	500,000	520,471

		30,042,487

Insurance (0.9%)
AEGON Funding Co. LLC
5.625%, 5/7/36	285,000	284,061
Aflac, Inc.
5.150%, 5/14/36 (x)	220,000	220,413
Alleghany Corp.
3.625%, 5/15/30	500,000	483,109
Allstate Corp. (The)
5.050%, 6/24/29	125,000	126,509
1.450%, 12/15/30	300,000	260,925
5.250%, 3/30/33	390,000	396,468
American Financial Group, Inc.
5.000%, 9/23/35	65,000	62,950
American International Group, Inc.
5.125%, 3/27/33	665,000	669,251
5.450%, 5/7/35	125,000	127,334
American National Group, Inc.
6.000%, 7/15/35	500,000	498,332
Aon Corp.
4.500%, 12/15/28	650,000	648,240
3.750%, 5/2/29	350,000	341,700
2.800%, 5/15/30	500,000	465,263
2.050%, 8/23/31	750,000	653,464
2.600%, 12/2/31	355,000	316,446
5.000%, 9/12/32	500,000	502,391
Aon North America, Inc.
5.450%, 3/1/34	750,000	766,470
Arthur J Gallagher & Co.
5.500%, 3/2/33	315,000	322,200
Assurant, Inc.
4.900%, 3/27/28	250,000	250,076
2.650%, 1/15/32	500,000	438,517
Assured Guaranty US Holdings, Inc.
6.125%, 9/15/28	185,000	190,119
Athene Holding Ltd.
4.125%, 1/12/28	750,000	742,963
AXIS Specialty Finance LLC
3.900%, 7/15/29	250,000	243,421
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.900%, 1/15/40 (k)	200,000	195,000
AXIS Specialty Finance plc
4.000%, 12/6/27	500,000	494,879

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Berkshire Hathaway Finance Corp.
1.850%, 3/12/30	$165,000	$151,175
1.450%, 10/15/30	395,000	350,322
2.875%, 3/15/32	500,000	461,493
Brighthouse Financial, Inc.
5.625%, 5/15/30	145,000	146,365
Brown & Brown, Inc.
4.500%, 3/15/29	300,000	297,790
4.200%, 3/17/32	325,000	308,696
5.550%, 6/23/35 (x)	250,000	249,813
Chubb INA Holdings LLC
4.650%, 8/15/29	400,000	401,780
1.375%, 9/15/30	1,665,000	1,458,486
4.900%, 8/15/35	415,000	408,447
5.300%, 5/20/36	120,000	121,259
CNA Financial Corp.
3.450%, 8/15/27	500,000	493,745
3.900%, 5/1/29	210,000	205,304
2.050%, 8/15/30	170,000	152,191
5.200%, 8/15/35	250,000	245,749
Enstar Group Ltd.
4.950%, 6/1/29	350,000	348,635
F&G Annuities & Life, Inc.
6.500%, 6/4/29	85,000	86,803
6.250%, 10/4/34	315,000	308,457
Fairfax Financial Holdings Ltd.
4.850%, 4/17/28	250,000	250,674
4.625%, 4/29/30	750,000	745,517
3.375%, 3/3/31	355,000	331,829
5.625%, 8/16/32	250,000	256,260
6.000%, 12/7/33	500,000	522,577
Fidelity National Financial, Inc.
4.500%, 8/15/28	475,000	472,634
3.400%, 6/15/30	300,000	282,282
First American Financial Corp.
4.000%, 5/15/30	180,000	173,180
2.400%, 8/15/31	315,000	273,885
5.450%, 9/30/34	100,000	98,570
Globe Life, Inc.
4.550%, 9/15/28	500,000	498,859
2.150%, 8/15/30	500,000	450,858
4.800%, 6/15/32	150,000	147,892
Hanover Insurance Group, Inc. (The)
5.500%, 9/1/35	105,000	105,822
Hartford Insurance Group, Inc. (The)
2.800%, 8/19/29	535,000	505,819
Horace Mann Educators Corp.
4.700%, 10/1/30	125,000	123,074
Kemper Corp.
2.400%, 9/30/30	500,000	436,511
3.800%, 2/23/32	500,000	450,789
Lincoln National Corp.
3.400%, 3/1/32	750,000	683,537
5.350%, 11/15/35	145,000	141,467
Loews Corp.
3.200%, 5/15/30	60,000	56,976
Manulife Financial Corp.
3.703%, 3/16/32	500,000	473,722
Markel Group, Inc.
3.500%, 11/1/27	350,000	344,807
3.350%, 9/17/29	90,000	86,385
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29	700,000	697,227
2.375%, 12/15/31	340,000	300,591
5.400%, 9/15/33	1,350,000	1,387,113
4.950%, 3/15/36	250,000	245,853
MetLife, Inc.
5.375%, 7/15/33	200,000	206,393
Old Republic International Corp.
5.700%, 6/1/36	210,000	211,128
PartnerRe Finance B LLC
3.700%, 7/2/29	350,000	338,583
Principal Financial Group, Inc.
3.700%, 5/15/29	375,000	365,106
2.125%, 6/15/30	750,000	678,590
5.375%, 3/15/33	140,000	142,879
Progressive Corp. (The)
3.000%, 3/15/32	350,000	319,259
5.150%, 3/26/36	225,000	225,108
Prudential Financial, Inc.
3.878%, 3/27/28	650,000	643,414
2.100%, 3/10/30	235,000	216,186
4.500%, 9/15/47	6,005,000	5,913,039
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.125%, 3/1/52 (k)	175,000	170,844
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.000%, 9/1/52 (k)	350,000	354,375
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.500%, 3/15/54 (k)	5,480,000	5,637,666
Prudential Funding Asia plc
3.125%, 4/14/30	1,500,000	1,420,067
3.625%, 3/24/32	500,000	467,680
Reinsurance Group of America, Inc.
3.900%, 5/15/29	175,000	171,083
3.150%, 6/15/30	175,000	164,010
RenaissanceRe Finance, Inc.
3.450%, 7/1/27	195,000	192,998
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29	500,000	484,850
Travelers Cos., Inc. (The)
5.050%, 7/24/35	75,000	74,739
Unum Group
4.000%, 6/15/29	180,000	176,310
Willis North America, Inc.
4.500%, 9/15/28	500,000	498,237
2.950%, 9/15/29	540,000	511,220
5.350%, 5/15/33	500,000	505,971

		46,531,456

Total Financials		605,502,604

Health Care (2.7%)
Biotechnology (0.5%)
AbbVie, Inc.
3.200%, 11/21/29	1,790,000	1,712,617
4.125%, 3/15/31	715,000	699,071

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
5.050%, 3/15/34	$4,000,000	$4,038,161
5.200%, 3/15/35	500,000	507,553
4.750%, 3/15/36	320,000	313,447
Amgen, Inc.
3.200%, 11/2/27	1,250,000	1,231,192
5.150%, 3/2/28	800,000	807,984
1.650%, 8/15/28	600,000	564,877
3.000%, 2/22/29	290,000	279,052
4.050%, 8/18/29	500,000	491,887
2.450%, 2/21/30	950,000	880,561
5.250%, 3/2/30	600,000	611,299
3.350%, 2/22/32	290,000	268,931
4.200%, 3/1/33	500,000	480,600
5.250%, 3/2/33	730,000	742,500
4.850%, 2/19/36	200,000	195,837
Biogen, Inc.
2.250%, 5/1/30	735,000	670,640
5.750%, 5/15/35	140,000	145,709
Gilead Sciences, Inc.
1.200%, 10/1/27	5,365,000	5,166,663
1.650%, 10/1/30	2,790,000	2,475,869
4.900%, 5/20/34	350,000	350,028
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30	850,000	752,124

		23,386,602

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories
1.150%, 1/30/28	170,000	161,913
1.400%, 6/30/30	160,000	142,286
4.000%, 3/15/31	1,000,000	974,467
4.300%, 3/15/33	1,000,000	971,466
4.650%, 3/15/36	1,040,000	1,008,914
Baxter International, Inc.
2.272%, 12/1/28	500,000	470,761
5.650%, 12/15/35	415,000	412,079
Becton Dickinson & Co.
4.693%, 2/13/28	375,000	375,632
2.823%, 5/20/30	355,000	331,381
1.957%, 2/11/31	665,000	587,457
4.298%, 8/22/32	105,000	101,612
DH Europe Finance II Sarl
2.600%, 11/15/29	315,000	295,321
Edwards Lifesciences Corp.
4.300%, 6/15/28	750,000	745,588
GE HealthCare Technologies, Inc.
4.800%, 8/14/29	1,000,000	1,004,484
5.500%, 6/15/35	250,000	253,916
4.950%, 12/15/35	235,000	229,346
Smith & Nephew plc
2.032%, 10/14/30	500,000	443,970
Solventum Corp.
5.600%, 3/23/34	1,000,000	1,023,182
STERIS Irish FinCo. UnLtd. Co.
2.700%, 3/15/31	430,000	390,395
Stryker Corp.
3.650%, 3/7/28	600,000	591,344
1.950%, 6/15/30	500,000	452,924
4.625%, 9/11/34	500,000	487,879
5.200%, 2/10/35	235,000	237,433
Zimmer Biomet Holdings, Inc.
2.600%, 11/24/31	500,000	448,094
5.500%, 2/19/35	500,000	509,130

		12,650,974

Health Care Providers & Services (0.9%)
Adventist Health System
Series 2025 4.742%, 12/1/30	125,000	124,043
Advocate Health & Hospitals Corp.
3.829%, 8/15/28	100,000	98,718
Series 2020 2.211%, 6/15/30	150,000	137,346
Ascension Health
Series 2025 4.923%, 11/15/35	750,000	741,922
Banner Health
2.338%, 1/1/30	190,000	175,926
Baylor Scott & White Holdings
Series 2021 1.777%, 11/15/30	50,000	44,363
Bon Secours Mercy Health, Inc.
Series 2018 4.302%, 7/1/28	125,000	123,997
Cardinal Health, Inc.
5.350%, 11/15/34	750,000	760,068
Cencora, Inc.
3.450%, 12/15/27	400,000	393,936
2.800%, 5/15/30	750,000	699,656
2.700%, 3/15/31	600,000	546,482
4.900%, 2/13/36	750,000	730,996
Cigna Group (The)
4.375%, 10/15/28	1,340,000	1,333,525
2.400%, 3/15/30	2,350,000	2,169,866
2.375%, 3/15/31	450,000	404,929
4.875%, 9/15/32	355,000	354,392
5.400%, 3/15/33	500,000	512,628
CommonSpirit Health
6.073%, 11/1/27	390,000	396,886
3.347%, 10/1/29	185,000	176,770
2.782%, 10/1/30	340,000	313,198
Series 2025 4.975%, 9/1/35	425,000	413,000
CVS Health Corp.
1.300%, 8/21/27	1,500,000	1,447,474
4.300%, 3/25/28	2,587,000	2,572,056
5.000%, 1/30/29	180,000	181,591
5.400%, 6/1/29	335,000	342,040
3.250%, 8/15/29	335,000	320,798
5.125%, 2/21/30	400,000	404,520
1.750%, 8/21/30	2,000,000	1,773,015
5.250%, 1/30/31	180,000	183,076
5.550%, 6/1/31	2,000,000	2,058,995
5.250%, 2/21/33	400,000	406,954
5.300%, 6/1/33	195,000	197,744
Elevance Health, Inc.
3.650%, 12/1/27	715,000	706,661
4.000%, 9/15/28	465,000	459,502
5.150%, 6/15/29	310,000	314,326
2.875%, 9/15/29	200,000	189,241
2.250%, 5/15/30	165,000	150,967
2.550%, 3/15/31	750,000	680,896
4.100%, 5/15/32	1,000,000	958,766
4.600%, 9/15/32	500,000	490,556
4.750%, 2/15/33	500,000	493,055

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
HCA, Inc.
5.200%, 6/1/28	$2,500,000	$2,523,389
3.375%, 3/15/29	335,000	323,829
4.125%, 6/15/29	525,000	517,043
2.375%, 7/15/31	750,000	665,044
3.625%, 3/15/32	500,000	465,305
5.450%, 9/15/34	1,000,000	1,010,472
5.750%, 3/1/35	200,000	206,523
4.900%, 11/15/35	415,000	402,003
5.300%, 5/15/36	1,500,000	1,493,805
Humana, Inc.
5.750%, 3/1/28	200,000	203,263
3.700%, 3/23/29	625,000	608,656
3.125%, 8/15/29	625,000	596,509
5.375%, 4/15/31	750,000	760,607
5.875%, 3/1/33	200,000	205,986
McKesson Corp.
5.250%, 5/30/35	750,000	762,640
Quest Diagnostics, Inc.
6.400%, 11/30/33	140,000	151,263
Sutter Health
Series 20A 2.294%, 8/15/30	415,000	376,568
UnitedHealth Group, Inc.
2.950%, 10/15/27	1,000,000	983,124
5.250%, 2/15/28	715,000	724,181
3.875%, 12/15/28	250,000	246,397
4.250%, 1/15/29	500,000	497,367
4.000%, 5/15/29	390,000	384,568
2.875%, 8/15/29	770,000	733,783
2.000%, 5/15/30	395,000	358,601
2.300%, 5/15/31	750,000	671,314
4.950%, 1/15/32	500,000	503,542
4.200%, 5/15/32	315,000	306,103
4.500%, 4/15/33	500,000	489,611
5.150%, 7/15/34	2,000,000	2,018,194
5.300%, 6/15/35	205,000	208,609
Universal Health Services, Inc.
5.050%, 10/15/34	245,000	234,643

		44,617,822

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
2.750%, 9/15/29	175,000	165,341
2.100%, 6/4/30	290,000	262,906
2.300%, 3/12/31	750,000	674,252
4.750%, 9/9/34	300,000	295,029
Illumina, Inc.
4.750%, 12/12/30	250,000	248,452
2.550%, 3/23/31	225,000	202,775
Revvity, Inc.
3.300%, 9/15/29	625,000	596,195
2.550%, 3/15/31	415,000	373,207
2.250%, 9/15/31	355,000	312,882
Thermo Fisher Scientific, Inc.
1.750%, 10/15/28	890,000	837,178
4.977%, 8/10/30	500,000	506,260
5.086%, 8/10/33	700,000	708,134
4.794%, 10/7/35	525,000	515,183
4.902%, 2/12/36	385,000	380,028

		6,077,822

Pharmaceuticals (0.9%)
Astrazeneca Finance LLC
4.875%, 3/3/28	500,000	504,151
1.750%, 5/28/28	400,000	381,166
4.900%, 3/3/30	500,000	506,318
2.250%, 5/28/31	325,000	291,564
4.875%, 3/3/33	500,000	503,749
5.000%, 2/26/34	3,000,000	3,026,190
4.600%, 3/2/36	355,000	344,073
Bristol-Myers Squibb Co.
1.125%, 11/13/27	600,000	575,681
3.400%, 7/26/29	773,000	749,565
1.450%, 11/13/30	355,000	312,164
5.900%, 11/15/33	665,000	706,710
5.200%, 2/22/34	3,000,000	3,056,381
Eli Lilly & Co.
3.375%, 3/15/29	258,000	251,691
4.750%, 2/12/30	1,000,000	1,011,265
4.250%, 3/15/31	500,000	495,090
4.550%, 10/15/32	355,000	352,946
4.700%, 2/9/34	2,000,000	1,986,282
4.600%, 8/14/34	355,000	350,067
5.100%, 2/12/35	1,000,000	1,015,782
4.850%, 5/20/36	750,000	744,588
GlaxoSmithKline Capital, Inc.
3.875%, 5/15/28	500,000	496,578
Johnson & Johnson
0.950%, 9/1/27	625,000	603,150
4.700%, 3/1/30	1,000,000	1,011,273
1.300%, 9/1/30	705,000	624,940
4.900%, 6/1/31	2,315,000	2,365,182
Merck & Co., Inc.
4.050%, 5/17/28	250,000	249,066
1.900%, 12/10/28	300,000	282,832
3.400%, 3/7/29	750,000	731,161
4.300%, 5/17/30	500,000	496,526
1.450%, 6/24/30	895,000	795,436
2.150%, 12/10/31	570,000	502,778
4.500%, 5/17/33	295,000	291,757
4.950%, 5/22/33	1,000,000	1,006,134
4.950%, 9/15/35	625,000	624,028
4.750%, 12/4/35	295,000	289,531
5.200%, 5/22/36	1,500,000	1,521,388
Novartis Capital Corp.
4.200%, 9/18/34	1,250,000	1,202,957
4.600%, 11/5/35	500,000	488,538
4.900%, 3/18/36	500,000	496,800
Pfizer Investment Enterprises Pte. Ltd.
4.450%, 5/19/28	2,000,000	2,002,532
4.650%, 5/19/30	1,500,000	1,503,840
4.750%, 5/19/33	1,195,000	1,182,703
Pfizer, Inc.
3.600%, 9/15/28	1,350,000	1,329,780
3.450%, 3/15/29	1,000,000	976,693
1.700%, 5/28/30	250,000	224,780
1.750%, 8/18/31	490,000	427,919
4.875%, 11/15/35	500,000	493,929
Royalty Pharma plc
1.750%, 9/2/27	455,000	440,604
5.150%, 9/2/29	390,000	395,276

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
2.200%, 9/2/30	$415,000	$374,715
5.200%, 9/25/35	500,000	496,286
Sanofi SA
3.625%, 6/19/28	750,000	740,028
4.200%, 11/3/32	500,000	488,655
Takeda Pharmaceutical Co. Ltd.
5.000%, 11/26/28	1,000,000	1,007,173
2.050%, 3/31/30	470,000	426,951
Takeda US Financing, Inc.
5.200%, 7/7/35	500,000	498,981
Viatris, Inc.
2.700%, 6/22/30	885,000	806,672
Zoetis, Inc.
3.000%, 9/12/27	500,000	491,863
3.900%, 8/20/28	350,000	345,564
2.000%, 5/15/30	500,000	451,940
5.000%, 8/17/35	140,000	138,197

		46,490,559

Total Health Care		133,223,779

Industrials (1.8%)
Aerospace & Defense (0.4%)
Boeing Co. (The)
3.250%, 2/1/28	600,000	587,509
3.450%, 11/1/28	300,000	292,068
3.200%, 3/1/29	500,000	481,738
2.950%, 2/1/30	750,000	705,836
5.150%, 5/1/30	1,000,000	1,012,182
6.388%, 5/1/31	190,000	201,777
6.528%, 5/1/34	2,000,000	2,174,056
Embraer Netherlands Finance BV
5.980%, 2/11/35	110,000	114,595
General Dynamics Corp.
3.750%, 5/15/28	805,000	797,414
General Electric Co.
4.300%, 7/29/30	500,000	495,636
Hexcel Corp.
4.900%, 5/15/31	100,000	99,665
5.875%, 2/26/35	70,000	72,326
Honeywell Aerospace, Inc.
4.300%, 3/16/31§	1,000,000	983,635
4.600%, 3/16/33§	1,000,000	981,611
4.950%, 3/16/36§	1,000,000	984,046
Howmet Aerospace, Inc.
4.550%, 11/15/32	155,000	152,253
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28	1,000,000	946,508
L3Harris Technologies, Inc.
4.400%, 6/15/28	1,750,000	1,743,356
5.400%, 7/31/33	750,000	766,735
Leidos, Inc.
4.375%, 5/15/30	95,000	93,105
5.750%, 3/15/33	375,000	386,221
Lockheed Martin Corp.
4.450%, 5/15/28	480,000	480,590
4.750%, 2/15/34	2,000,000	1,988,545
5.000%, 8/15/35	555,000	557,444
Northrop Grumman Corp.
3.250%, 1/15/28	1,500,000	1,473,556
RTX Corp.
6.000%, 3/15/31	625,000	658,739
1.900%, 9/1/31 (x)	1,520,000	1,329,146
2.375%, 3/15/32	750,000	662,343
5.150%, 2/27/33	290,000	295,122

		21,517,757

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.
4.200%, 4/15/28	500,000	495,923
FedEx Corp.
3.100%, 8/5/29	750,000	717,019
GXO Logistics, Inc.
6.250%, 5/6/29	155,000	160,136
United Parcel Service, Inc.
3.050%, 11/15/27	750,000	738,582
3.400%, 3/15/29	310,000	301,613
2.500%, 9/1/29	150,000	141,144
4.875%, 3/3/33	290,000	293,487
5.250%, 5/14/35 (x)	290,000	295,549

		3,143,453

Building Products (0.2%)
Carrier Global Corp.
2.722%, 2/15/30	1,570,000	1,466,998
CRH America Finance, Inc.
4.400%, 2/9/31	500,000	492,221
5.500%, 1/9/35	1,000,000	1,015,438
Fortune Brands Innovations, Inc.
3.250%, 9/15/29	350,000	332,833
4.000%, 3/25/32	500,000	473,733
5.875%, 6/1/33	315,000	327,504
Johnson Controls International plc
5.500%, 4/19/29	250,000	255,734
1.750%, 9/15/30	265,000	235,605
2.000%, 9/16/31	585,000	513,937
Lennox International, Inc.
1.700%, 8/1/27	100,000	97,002
5.500%, 9/15/28	250,000	254,152
Masco Corp.
1.500%, 2/15/28	375,000	356,701
2.000%, 10/1/30	500,000	444,496
2.000%, 2/15/31	500,000	440,736
Owens Corning
3.950%, 8/15/29	250,000	244,667
Trane Technologies Financing Ltd.
3.800%, 3/21/29	500,000	491,213
5.250%, 3/3/33	135,000	137,978

		7,580,948

Commercial Services & Supplies (0.2%)
Cintas Corp. No. 2
4.000%, 5/1/32	500,000	482,148
RELX Capital, Inc.
4.000%, 3/18/29	750,000	737,809
3.000%, 5/22/30	250,000	234,647
4.750%, 5/20/32	105,000	104,149
Republic Services, Inc.
3.375%, 11/15/27	275,000	271,647
3.950%, 5/15/28	750,000	743,608
4.875%, 4/1/29	555,000	559,726
5.000%, 11/15/29	500,000	506,777
5.150%, 3/15/35	355,000	360,388

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Veralto Corp.
4.850%, 1/15/32	$290,000	$289,777
Waste Connections, Inc.
3.500%, 5/1/29	750,000	730,788
5.000%, 3/1/34	1,000,000	999,427
Waste Management, Inc.
3.150%, 11/15/27	750,000	738,337
1.150%, 3/15/28	195,000	184,854
4.875%, 2/15/29	500,000	505,029
2.000%, 6/1/29	250,000	233,083
4.625%, 2/15/30	500,000	501,409
4.150%, 4/15/32	1,000,000	974,522
4.625%, 2/15/33	500,000	496,235
4.875%, 2/15/34	2,000,000	2,008,231
4.950%, 3/15/35	500,000	498,984

		12,161,575

Construction & Engineering (0.1%)
Quanta Services, Inc.
2.900%, 10/1/30	1,000,000	930,755
5.250%, 8/9/34	4,965,000	5,013,284
5.100%, 8/9/35	500,000	496,454

		6,440,493

Electrical Equipment (0.1%)
Eaton Corp.
3.103%, 9/15/27	500,000	493,421
4.350%, 5/18/28	310,000	309,339
4.200%, 3/6/31	355,000	348,096
4.800%, 3/6/36	405,000	397,355
Emerson Electric Co.
1.800%, 10/15/27	235,000	227,684
2.000%, 12/21/28	600,000	566,248
2.200%, 12/21/31	600,000	530,921
Hubbell, Inc.
3.150%, 8/15/27	150,000	147,888
3.500%, 2/15/28	500,000	491,654
2.300%, 3/15/31	290,000	260,503
Regal Rexnord Corp.
6.400%, 4/15/33	2,000,000	2,126,054
Rockwell Automation, Inc.
3.500%, 3/1/29	300,000	292,814
1.750%, 8/15/31	200,000	173,612

		6,365,589

Ground Transportation (0.2%)
Canadian National Railway Co.
3.850%, 8/5/32	500,000	475,352
4.375%, 9/18/34	260,000	251,219
4.750%, 11/12/35	210,000	205,670
4.950%, 5/12/36	250,000	248,675
Canadian Pacific Railway Co.
4.000%, 3/15/29	35,000	34,468
2.875%, 11/15/29	310,000	293,545
2.050%, 3/5/30	180,000	164,421
2.450%, 12/2/31	335,000	297,612
5.200%, 3/30/35	500,000	505,760
CSX Corp.
5.050%, 6/15/35	500,000	500,773
Fedex Freight Holding Co., Inc.
4.650%, 3/15/31§	340,000	334,102
5.250%, 3/15/36§	1,000,000	975,560
Norfolk Southern Corp.
2.550%, 11/1/29	500,000	468,773
5.050%, 8/1/30	355,000	360,595
5.100%, 5/1/35	100,000	100,564
Ryder System, Inc.
5.650%, 3/1/28	750,000	762,938
5.250%, 6/1/28	355,000	359,591
4.950%, 9/1/29	300,000	302,374
Triton Container International Ltd.
5.150%, 2/15/33	125,000	122,486
Uber Technologies, Inc.
4.800%, 9/15/34	1,000,000	978,836
4.800%, 9/15/35	155,000	150,571
Union Pacific Corp.
3.700%, 3/1/29	530,000	520,297
2.400%, 2/5/30	430,000	399,936
2.375%, 5/20/31	470,000	424,328
2.800%, 2/14/32	350,000	318,890

		9,557,336

Industrial Conglomerates (0.1%)
3M Co.
2.875%, 10/15/27	500,000	490,607
3.625%, 9/14/28	500,000	491,956
2.375%, 8/26/29	750,000	702,966
5.150%, 3/15/35	500,000	504,833
Honeywell International, Inc.
2.700%, 8/15/29	295,000	279,100
1.950%, 6/1/30	1,000,000	905,788
1.750%, 9/1/31	960,000	832,899
5.000%, 3/1/35	500,000	501,764
Pentair Finance Sarl
4.500%, 7/1/29	250,000	248,334
5.900%, 7/15/32	500,000	517,931

		5,476,178

Machinery (0.2%)
Caterpillar, Inc.
2.600%, 9/19/29	350,000	330,870
1.900%, 3/12/31	350,000	311,215
CNH Industrial Capital LLC
4.500%, 10/16/30	500,000	492,765
4.375%, 3/7/31	500,000	489,906
CNH Industrial NV
3.850%, 11/15/27	655,000	648,035
Cummins, Inc.
5.300%, 5/9/35	500,000	509,749
Deere & Co.
5.450%, 1/16/35	500,000	517,047
Deere Funding Canada Corp.
4.150%, 10/9/30	165,000	162,102
Dover Corp.
2.950%, 11/4/29	105,000	99,434
Flowserve Corp.
5.700%, 5/15/36	165,000	166,118
IDEX Corp.
3.000%, 5/1/30	250,000	234,354
Ingersoll Rand, Inc.
5.176%, 6/15/29	350,000	356,013
Oshkosh Corp.
4.600%, 5/15/28	250,000	248,718

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Otis Worldwide Corp.
5.250%, 8/16/28	$185,000	$187,397
4.488%, 5/7/29	155,000	154,284
2.565%, 2/15/30	925,000	859,722
Parker-Hannifin Corp.
4.250%, 9/15/27	355,000	354,374
3.250%, 6/14/29	270,000	260,359
4.500%, 9/15/29	250,000	249,830
Stanley Black & Decker, Inc.
6.000%, 3/6/28	500,000	510,668
4.250%, 11/15/28	350,000	347,051
3.000%, 5/15/32	285,000	256,363
Westinghouse Air Brake Technologies Corp.
4.700%, 9/15/28 (e)	750,000	750,152
5.500%, 5/29/35	350,000	356,813
Xylem, Inc.
1.950%, 1/30/28	350,000	336,549
5.450%, 6/1/36	80,000	81,496

		9,271,384

Passenger Airlines (0.0%)†
Southwest Airlines Co.
3.450%, 11/16/27	250,000	246,402
2.625%, 2/10/30	350,000	324,230

		570,632

Professional Services (0.1%)
Automatic Data Processing, Inc.
1.700%, 5/15/28	485,000	462,732
4.450%, 9/9/34	1,000,000	973,402
5.000%, 5/7/36	220,000	218,115
Broadridge Financial Solutions, Inc.
2.900%, 12/1/29	500,000	467,814
2.600%, 5/1/31	1,000,000	893,819
5.750%, 5/15/36	85,000	84,943
Equifax, Inc.
5.100%, 12/15/27	565,000	569,120
5.100%, 6/1/28	750,000	755,772
Jacobs Solutions, Inc.
5.375%, 3/3/36	350,000	344,308
Verisk Analytics, Inc.
4.125%, 3/15/29	500,000	493,982
5.125%, 3/15/36	500,000	488,878

		5,752,885

Trading Companies & Distributors (0.1%)
Ferguson Enterprises, Inc.
4.350%, 3/15/31	250,000	245,543
GATX Corp.
5.500%, 6/15/35	400,000	404,330
Sumisho Air Lease Corp.
5.850%, 12/15/27	500,000	507,783
5.300%, 2/1/28	250,000	252,122
2.100%, 9/1/28	455,000	429,392
3.000%, 2/1/30	250,000	233,884
3.125%, 12/1/30	350,000	324,060
5.200%, 7/15/31	250,000	251,118
2.875%, 1/15/32	750,000	670,477

		3,318,709

Total Industrials		91,156,939

Information Technology (2.1%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
4.750%, 2/24/30	1,000,000	1,009,234
5.050%, 2/26/34	3,000,000	3,026,143
5.100%, 2/24/35	400,000	404,131
Juniper Networks, Inc.
3.750%, 8/15/29	500,000	482,383
2.000%, 12/10/30	320,000	281,523
Motorola Solutions, Inc.
4.600%, 2/23/28	550,000	551,056
4.600%, 5/23/29	350,000	348,944
5.600%, 6/1/32	500,000	514,506

		6,617,920

Electronic Equipment, Instruments & Components (0.2%)
Allegion US Holding Co., Inc.
3.550%, 10/1/27	500,000	493,275
5.411%, 7/1/32	200,000	203,617
Amphenol Corp.
3.900%, 11/15/28	240,000	236,853
4.125%, 11/15/30	210,000	205,788
2.200%, 9/15/31	440,000	389,224
4.400%, 2/15/33	350,000	340,414
Avnet, Inc.
6.250%, 3/15/28	500,000	510,797
3.000%, 5/15/31	500,000	452,648
5.500%, 6/1/32	100,000	100,989
CDW LLC
3.276%, 12/1/28	535,000	513,798
3.569%, 12/1/31	750,000	688,672
5.550%, 8/22/34	175,000	172,870
Flex Ltd.
4.875%, 6/15/29	350,000	350,175
4.875%, 5/12/30	665,000	665,032
5.375%, 11/13/35	140,000	138,309
Jabil, Inc.
3.950%, 1/12/28	270,000	267,166
5.450%, 2/1/29	315,000	319,835
3.600%, 1/15/30	150,000	143,704
4.750%, 2/1/33	105,000	102,309
Keysight Technologies, Inc.
3.000%, 10/30/29	250,000	236,990
4.950%, 10/15/34	85,000	84,095
nVent Finance Sarl
2.750%, 11/15/31	500,000	446,329
5.650%, 5/15/33	500,000	514,498
TD SYNNEX Corp.
5.300%, 10/10/35	1,000,000	982,828
Teledyne Technologies, Inc.
2.250%, 4/1/28	500,000	480,386
Tyco Electronics Group SA
3.125%, 8/15/27	365,000	360,507
2.500%, 2/4/32	85,000	75,448
5.000%, 5/9/35	290,000	287,772
4.875%, 2/9/36	290,000	283,615
Vontier Corp.
2.400%, 4/1/28	500,000	479,850

		10,527,793

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
IT Services (0.2%)
Accenture Capital, Inc.
4.500%, 10/4/34	$1,500,000	$1,438,092
Amdocs Ltd.
2.538%, 6/15/30	500,000	450,835
DXC Technology Co.
2.375%, 9/15/28	750,000	705,805
Genpact Luxembourg Sarl
6.000%, 6/4/29	125,000	127,800
Genpact UK Finco plc
4.950%, 11/18/30	125,000	122,891
International Business Machines Corp.
4.150%, 7/27/27	500,000	499,276
4.500%, 2/6/28	500,000	499,927
1.950%, 5/15/30	220,000	198,977
4.300%, 2/3/31	750,000	736,626
2.720%, 2/9/32	380,000	340,226
4.400%, 7/27/32	500,000	486,069
4.750%, 2/6/33	500,000	496,682
5.200%, 2/10/35	1,000,000	1,003,894
4.950%, 2/3/36	750,000	730,503

		7,837,603

Semiconductors & Semiconductor Equipment (0.6%)
Advanced Micro Devices, Inc.
3.924%, 6/1/32	65,000	62,725
Analog Devices, Inc.
1.700%, 10/1/28	340,000	319,995
2.100%, 10/1/31	435,000	382,793
Applied Materials, Inc.
4.800%, 6/15/29	135,000	136,476
1.750%, 6/1/30	585,000	526,322
4.000%, 1/15/31	115,000	112,320
Broadcom, Inc.
1.950%, 2/15/28	515,000	495,854
4.000%, 4/15/29§	250,000	245,967
5.000%, 4/15/30	4,500,000	4,547,009
4.200%, 10/15/30	180,000	176,421
2.450%, 2/15/31	1,250,000	1,131,689
5.150%, 11/15/31	1,000,000	1,017,514
4.150%, 4/15/32§	200,000	192,350
4.800%, 10/15/34	1,405,000	1,375,948
5.200%, 7/15/35	1,060,000	1,063,307
4.950%, 1/15/36	590,000	580,628
Intel Corp.
3.750%, 8/5/27	500,000	496,052
4.875%, 2/10/28	375,000	376,460
2.450%, 11/15/29	1,605,000	1,492,619
5.125%, 2/10/30	355,000	359,284
3.900%, 3/25/30	1,000,000	970,976
2.000%, 8/12/31	750,000	653,077
4.150%, 8/5/32	500,000	479,258
5.200%, 2/10/33	335,000	339,118
5.300%, 5/15/36	1,265,000	1,256,662
KLA Corp.
4.100%, 3/15/29	625,000	618,804
4.650%, 7/15/32	440,000	439,167
Lam Research Corp.
4.000%, 3/15/29	530,000	524,179
Marvell Technology, Inc.
2.450%, 4/15/28	335,000	322,605
4.875%, 6/22/28	350,000	351,556
2.950%, 4/15/31	290,000	266,698
5.950%, 9/15/33	470,000	494,316
Micron Technology, Inc.
2.703%, 4/15/32	220,000	197,268
NVIDIA Corp.
1.550%, 6/15/28	1,000,000	947,736
2.000%, 6/15/31	1,000,000	891,944
NXP BV
5.550%, 12/1/28	335,000	341,405
4.300%, 6/18/29	750,000	741,780
3.400%, 5/1/30	1,215,000	1,157,251
2.500%, 5/11/31	500,000	448,460
5.250%, 8/19/35	200,000	200,303
QUALCOMM, Inc.
2.150%, 5/20/30	500,000	457,421
4.250%, 5/20/32	260,000	255,264
5.000%, 5/20/35	315,000	313,984
Texas Instruments, Inc.
2.900%, 11/3/27	355,000	348,782
4.600%, 2/15/28	55,000	55,237
2.250%, 9/4/29	320,000	299,440
1.900%, 9/15/31	600,000	526,612
3.650%, 8/16/32	140,000	132,922
4.900%, 3/14/33	650,000	658,381
5.100%, 5/23/35	350,000	353,215
TSMC Arizona Corp.
4.125%, 4/22/29	500,000	496,745
4.250%, 4/22/32	345,000	340,615

		30,972,914

Software (0.7%)
Adobe, Inc.
5.300%, 1/17/35	750,000	759,153
AppLovin Corp.
5.125%, 12/1/29	1,000,000	1,008,334
5.375%, 12/1/31	1,000,000	1,013,181
Autodesk, Inc.
2.850%, 1/15/30	195,000	183,083
Fortinet, Inc.
2.200%, 3/15/31	125,000	111,471
Intuit, Inc.
1.350%, 7/15/27	165,000	159,899
5.125%, 9/15/28	500,000	505,486
5.200%, 9/15/33	650,000	652,318
Microsoft Corp.
1.350%, 9/15/30	180,000	159,856
Oracle Corp.
3.250%, 11/15/27	1,000,000	980,119
4.500%, 5/6/28	610,000	605,893
6.150%, 11/9/29	295,000	303,826
2.950%, 4/1/30	5,000,000	4,598,541
4.650%, 5/6/30	1,000,000	981,458
4.450%, 9/26/30	625,000	603,164
4.800%, 9/26/32	1,060,000	1,008,541
4.900%, 2/6/33	525,000	498,601
5.350%, 5/4/33	1,000,000	970,082
4.700%, 9/27/34	500,000	458,247
5.500%, 8/3/35	1,000,000	955,066
5.200%, 9/26/35	1,440,000	1,347,740
5.700%, 2/4/36	2,065,000	2,004,691
Roper Technologies, Inc.
1.400%, 9/15/27	375,000	361,766
2.950%, 9/15/29	210,000	199,287

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 6/30/30	$440,000	$394,987
Salesforce, Inc.
3.700%, 4/11/28	375,000	370,117
1.500%, 7/15/28	650,000	611,978
4.650%, 3/15/29	1,250,000	1,249,343
1.950%, 7/15/31	1,200,000	1,044,786
4.900%, 9/15/31	1,000,000	996,648
5.200%, 3/15/33	1,000,000	1,002,940
5.550%, 3/15/36	2,000,000	1,994,749
ServiceNow, Inc.
1.400%, 9/1/30	2,000,000	1,754,469
5.400%, 5/15/36	475,000	474,157
Synopsys, Inc.
4.850%, 4/1/30	750,000	751,067
5.000%, 4/1/32	500,000	500,555
Trimble, Inc.
4.900%, 6/15/28	450,000	449,816
VMware LLC
1.800%, 8/15/28	405,000	382,725

		32,408,140

Technology Hardware, Storage & Peripherals (0.3%)
Apple, Inc.
1.200%, 2/8/28	1,000,000	953,404
4.000%, 5/10/28	355,000	353,684
1.400%, 8/5/28	1,000,000	943,506
3.250%, 8/8/29	750,000	727,310
2.200%, 9/11/29	750,000	704,267
4.150%, 5/10/30	225,000	224,308
1.650%, 5/11/30	440,000	397,804
3.350%, 8/8/32	750,000	708,383
4.300%, 5/10/33	500,000	495,934
4.750%, 5/12/35	1,000,000	1,004,054
Dell International LLC
5.250%, 2/1/28	250,000	252,701
5.300%, 10/1/29	1,500,000	1,525,705
4.750%, 10/6/32	435,000	429,733
5.500%, 4/1/35	500,000	509,909
Hewlett Packard Enterprise Co.
5.250%, 7/1/28	500,000	506,036
4.150%, 9/15/28	160,000	158,339
4.400%, 10/15/30	500,000	491,345
4.850%, 10/15/31	500,000	497,775
5.250%, 4/1/33	440,000	441,405
5.000%, 10/15/34	1,000,000	979,481
HP, Inc.
4.750%, 1/15/28	500,000	501,143
2.650%, 6/17/31	750,000	669,753
4.200%, 4/15/32	500,000	477,510
6.100%, 4/25/35	355,000	372,400
NetApp, Inc.
2.700%, 6/22/30	300,000	276,247
5.700%, 3/17/35	250,000	256,431
Teledyne FLIR LLC
2.500%, 8/1/30	250,000	228,849

		15,087,416

Total Information Technology		103,451,786

Materials (0.8%)
Chemicals (0.3%)
Air Products and Chemicals, Inc.
2.050%, 5/15/30	125,000	113,908
4.800%, 3/3/33	500,000	502,519
Albemarle Corp.
5.050%, 6/1/32	77,000	76,789
Cabot Corp.
4.000%, 7/1/29	500,000	488,525
5.000%, 6/30/32	200,000	199,733
CF Industries, Inc.
5.300%, 11/26/35	500,000	499,010
Dow Chemical Co. (The)
4.800%, 11/30/28	500,000	500,880
4.800%, 1/15/31	250,000	246,136
5.350%, 3/15/35	1,000,000	985,031
DuPont de Nemours, Inc.
4.725%, 11/15/28§	432,000	431,575
Eastman Chemical Co.
5.000%, 8/1/29	125,000	125,721
5.750%, 3/8/33	750,000	775,701
Ecolab, Inc.
5.350%, 6/15/36	500,000	508,956
EIDP, Inc.
4.800%, 5/15/33	500,000	492,961
International Flavors & Fragrances, Inc.
4.450%, 9/26/28	385,000	383,867
Linde, Inc.
1.100%, 8/10/30	500,000	437,974
LYB International Finance III LLC
2.250%, 10/1/30	270,000	241,340
5.125%, 1/15/31	60,000	59,851
5.625%, 5/15/33	500,000	503,482
6.150%, 5/15/35	60,000	61,536
Mosaic Co. (The)
4.050%, 11/15/27	750,000	744,277
5.375%, 11/15/28	105,000	106,298
4.600%, 11/15/30	250,000	247,396
NewMarket Corp.
2.700%, 3/18/31	500,000	452,879
Nutrien Ltd.
4.900%, 3/27/28	235,000	235,966
4.200%, 4/1/29	280,000	277,256
2.950%, 5/13/30	500,000	469,609
5.350%, 5/29/36	335,000	334,946
PPG Industries, Inc.
2.800%, 8/15/29	250,000	236,479
4.375%, 3/15/31	355,000	348,895
RPM International, Inc.
4.550%, 3/1/29	500,000	498,470
2.950%, 1/15/32	470,000	423,115
Sherwin-Williams Co. (The)
2.950%, 8/15/29	500,000	475,531
5.150%, 8/15/35	225,000	225,665
Westlake Corp.
3.375%, 6/15/30	280,000	265,814

		12,978,091

Construction Materials (0.0%)†
Eagle Materials, Inc.
2.500%, 7/1/31	375,000	334,959

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Martin Marietta Materials, Inc.
3.500%, 12/15/27	$500,000	$493,182
2.400%, 7/15/31	250,000	222,440
Series CB 2.500%, 3/15/30	235,000	216,721

		1,267,302

Containers & Packaging (0.1%)
Amcor Finance USA, Inc.
5.625%, 5/26/33	320,000	329,054
Amcor Flexibles North America, Inc.
2.630%, 6/19/30	220,000	202,970
2.690%, 5/25/31	490,000	443,597
5.500%, 3/17/35	350,000	355,954
5.125%, 3/12/36	290,000	285,132
AptarGroup, Inc.
4.750%, 3/30/31	250,000	247,521
Avery Dennison Corp.
4.875%, 12/6/28	300,000	301,289
5.750%, 3/15/33	250,000	261,381
Berry Global, Inc.
5.500%, 4/15/28	250,000	253,613
Packaging Corp. of America
3.400%, 12/15/27	360,000	354,142
5.700%, 12/1/33	280,000	291,380
5.200%, 8/15/35	70,000	70,006
Sonoco Products Co.
5.000%, 9/1/34	290,000	284,686
WRKCo., Inc.
4.000%, 3/15/28	500,000	495,209
3.900%, 6/1/28	175,000	172,498

		4,348,432

Metals & Mining (0.3%)
AngloGold Ashanti Holdings plc
3.750%, 10/1/30	200,000	189,540
ArcelorMittal SA
5.375%, 5/19/36	1,000,000	990,605
BHP Billiton Finance USA Ltd.
4.750%, 2/28/28	500,000	502,798
5.100%, 9/8/28	500,000	505,470
5.250%, 9/8/30	500,000	510,583
4.900%, 2/28/33	530,000	530,324
5.250%, 9/8/33	500,000	509,751
5.300%, 2/21/35	200,000	203,821
Freeport-McMoRan, Inc.
5.000%, 9/1/27	4,267,000	4,269,737
4.625%, 8/1/30	1,500,000	1,489,382
Kinross Gold Corp.
6.250%, 7/15/33	500,000	527,024
Nucor Corp.
3.950%, 5/1/28	1,350,000	1,337,723
Reliance, Inc.
2.150%, 8/15/30	275,000	247,685
Rio Tinto Finance USA plc
5.000%, 3/14/32	500,000	505,140
5.000%, 3/9/33	750,000	757,055
5.250%, 3/14/35	915,000	930,618
Steel Dynamics, Inc.
1.650%, 10/15/27	190,000	183,134
5.250%, 5/15/35	210,000	210,749
Vale Overseas Ltd.
3.750%, 7/8/30	1,190,000	1,134,070
6.125%, 6/12/33	375,000	393,750

		15,928,959

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion SA
3.875%, 11/2/27	500,000	492,750
Suzano Austria GmbH
2.500%, 9/15/28	210,000	199,265
6.000%, 1/15/29	1,000,000	1,017,900
5.000%, 1/15/30	2,000,000	1,975,020

		3,684,935

Total Materials		38,207,719

Real Estate (1.2%)
Diversified REITs (0.1%)
Broadstone Net Lease LLC (REIT)
5.000%, 11/1/32	105,000	103,455
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	1,500,000	1,487,061
5.550%, 1/15/28	500,000	506,855
Equinix Europe 2 Financing Corp. LLC (REIT)
4.600%, 11/15/30	250,000	247,009
GLP Capital LP (REIT)
5.750%, 6/1/28	385,000	389,096
3.250%, 1/15/32	250,000	224,003
5.625%, 3/1/36	375,000	366,554
Simon Property Group LP (REIT)
3.375%, 12/1/27	750,000	739,160
1.750%, 2/1/28	500,000	479,742
2.450%, 9/13/29	750,000	702,264
2.650%, 7/15/30	500,000	463,974
4.750%, 9/26/34	120,000	117,368
VICI Properties LP (REIT)
5.625%, 4/1/35	165,000	164,838
WP Carey, Inc. (REIT)
3.850%, 7/15/29	250,000	244,382

		6,235,761

Health Care REITs (0.1%)
Healthpeak OP LLC (REIT)
2.125%, 12/1/28	795,000	749,477
3.500%, 7/15/29	200,000	192,994
5.250%, 12/15/32	375,000	378,053
5.375%, 2/15/35	75,000	75,437
National Health Investors, Inc. (REIT)
3.000%, 2/1/31	150,000	135,743
5.350%, 2/1/33	40,000	39,532
Sabra Health Care LP (REIT)
3.900%, 10/15/29	750,000	724,096
Welltower OP LLC (REIT)
4.250%, 4/15/28	1,225,000	1,219,369
2.050%, 1/15/29	1,165,000	1,096,667
5.125%, 7/1/35	855,000	858,454

		5,469,822

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts LP (REIT)
4.250%, 12/15/28	180,000	178,028

Industrial REITs (0.1%)
Prologis LP (REIT)
3.375%, 12/15/27	680,000	671,046
4.875%, 6/15/28	500,000	503,900

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 9/15/28	$300,000	$296,639
4.375%, 2/1/29	155,000	154,523
2.875%, 11/15/29	185,000	175,014
1.750%, 7/1/30	200,000	179,078
4.250%, 6/15/31	145,000	142,343
2.250%, 1/15/32	500,000	439,607
5.000%, 3/15/34	750,000	748,142
Rexford Industrial Realty LP (REIT)
2.125%, 12/1/30	250,000	221,678
2.150%, 9/1/31	200,000	173,689

		3,705,659

Office REITs (0.1%)
Boston Properties LP (REIT)
3.400%, 6/21/29	750,000	720,719
3.250%, 1/30/31	1,500,000	1,391,578
COPT Defense Properties LP (REIT)
2.000%, 1/15/29	425,000	397,341
4.500%, 10/15/30	100,000	98,478
Cousins Properties LP (REIT)
4.875%, 3/1/33	320,000	310,811
Highwoods Realty LP (REIT)
5.350%, 1/15/33	205,000	204,388
Kilroy Realty LP (REIT)
4.750%, 12/15/28	350,000	346,983
Piedmont Operating Partnership LP (REIT)
6.875%, 7/15/29	175,000	182,448
3.150%, 8/15/30	500,000	458,620

		4,111,366

Real Estate Management & Development (0.0%)†
CBRE Services, Inc.
2.500%, 4/1/31 (x)	250,000	224,482
4.900%, 1/15/33	295,000	290,552

		515,034

Residential REITs (0.2%)
American Homes 4 Rent LP (REIT)
4.250%, 2/15/28	500,000	496,602
2.375%, 7/15/31	160,000	141,454
3.625%, 4/15/32	350,000	324,781
AvalonBay Communities, Inc. (REIT)
1.900%, 12/1/28	1,250,000	1,175,605
4.350%, 12/1/30	210,000	207,454
5.300%, 12/7/33	145,000	148,673
Camden Property Trust (REIT)
4.100%, 10/15/28	215,000	213,151
4.900%, 2/28/36 (x)	310,000	302,596
ERP Operating LP (REIT)
3.250%, 8/1/27	355,000	349,920
4.150%, 12/1/28	300,000	297,158
1.850%, 8/1/31	200,000	174,604
4.650%, 9/15/34	320,000	311,507
Essex Portfolio LP (REIT)
1.700%, 3/1/28	625,000	597,119
4.000%, 3/1/29	500,000	491,899
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	375,000	354,791
5.450%, 8/15/30	300,000	304,834
4.150%, 4/15/32	250,000	237,774
5.500%, 8/15/33	500,000	507,478
Mid-America Apartments LP (REIT)
3.950%, 3/15/29	750,000	737,670
4.650%, 1/15/33	180,000	176,969
Store Capital LLC (REIT)
4.500%, 3/15/28	275,000	273,260
4.625%, 3/15/29	250,000	247,259
2.750%, 11/18/30	250,000	225,669
2.700%, 12/1/31	500,000	439,337
Sun Communities Operating LP (REIT)
2.300%, 11/1/28	310,000	294,011
2.700%, 7/15/31	185,000	166,281
4.200%, 4/15/32	250,000	239,238
Tanger Properties LP (REIT)
2.750%, 9/1/31	200,000	179,758
UDR, Inc. (REIT)
3.500%, 7/1/27	350,000	346,961
3.200%, 1/15/30	1,000,000	951,415
3.000%, 8/15/31	150,000	137,567

		11,052,795

Retail REITs (0.2%)
Agree LP (REIT)
2.000%, 6/15/28	320,000	304,655
5.600%, 6/15/35	70,000	71,657
Brixmor Operating Partnership LP (REIT)
2.250%, 4/1/28	175,000	167,993
4.125%, 5/15/29	375,000	369,144
4.050%, 7/1/30	375,000	364,396
2.500%, 8/16/31	250,000	222,711
Federal Realty OP LP (REIT)
3.250%, 7/15/27	500,000	493,535
5.375%, 5/1/28	500,000	505,952
3.200%, 6/15/29	500,000	479,107
Kimco Realty OP LLC (REIT)
1.900%, 3/1/28	200,000	191,775
NNN REIT, Inc. (REIT)
4.300%, 10/15/28	665,000	660,004
Phillips Edison Grocery Center Operating Partnership I LP (REIT)
4.750%, 3/15/33	210,000	205,919
Realty Income Corp. (REIT)
3.950%, 8/15/27	320,000	318,438
2.100%, 3/15/28	500,000	480,360
2.200%, 6/15/28	500,000	478,468
4.700%, 12/15/28	350,000	350,962
3.250%, 6/15/29	350,000	337,153
4.000%, 7/15/29	225,000	220,952
4.850%, 3/15/30	155,000	155,918
5.625%, 10/13/32	250,000	259,417
5.125%, 2/15/34	2,000,000	2,005,714
Regency Centers LP (REIT)
4.125%, 3/15/28	500,000	496,628
2.950%, 9/15/29	250,000	237,603

		9,378,461

Specialized REITs (0.4%)
American Tower Corp. (REIT)
1.500%, 1/31/28	350,000	333,558
5.500%, 3/15/28	500,000	507,119
5.250%, 7/15/28	355,000	359,296

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
5.800%, 11/15/28	$415,000	$425,268
3.950%, 3/15/29	500,000	491,282
2.900%, 1/15/30	240,000	225,272
2.100%, 6/15/30	250,000	226,149
1.875%, 10/15/30	1,000,000	887,229
2.700%, 4/15/31	600,000	546,200
2.300%, 9/15/31	355,000	312,938
4.700%, 12/15/32	105,000	103,125
5.650%, 3/15/33	250,000	258,338
5.350%, 3/15/35	790,000	795,424
Crown Castle, Inc. (REIT)
3.650%, 9/1/27	750,000	742,489
5.000%, 1/11/28	180,000	181,012
4.800%, 9/1/28	415,000	416,155
5.600%, 6/1/29	250,000	255,394
CubeSmart LP (REIT)
2.250%, 12/15/28	500,000	472,039
4.375%, 2/15/29	150,000	148,800
EPR Properties (REIT)
4.750%, 11/15/30	500,000	489,058
Equinix, Inc. (REIT)
1.800%, 7/15/27	215,000	209,008
1.550%, 3/15/28	375,000	356,572
2.000%, 5/15/28	350,000	334,044
3.200%, 11/18/29	455,000	433,046
2.500%, 5/15/31	750,000	672,010
3.900%, 4/15/32	500,000	472,475
Extra Space Storage LP (REIT)
3.875%, 12/15/27	400,000	396,804
5.700%, 4/1/28	330,000	335,552
3.900%, 4/1/29	165,000	161,493
4.000%, 6/15/29	500,000	489,884
5.500%, 7/1/30	355,000	363,473
2.400%, 10/15/31	350,000	308,660
4.950%, 1/15/33	160,000	158,584
Public Storage Operating Co. (REIT)
3.094%, 9/15/27	300,000	295,757
1.850%, 5/1/28	280,000	267,373
1.950%, 11/9/28	415,000	391,348
5.125%, 1/15/29	295,000	300,021
3.385%, 5/1/29	320,000	311,083
2.300%, 5/1/31	280,000	251,169
2.250%, 11/9/31	310,000	274,588
5.100%, 8/1/33	95,000	96,269
Weyerhaeuser Co. (REIT)
4.000%, 4/15/30	4,700,000	4,568,954

		19,624,312

Total Real Estate		60,271,238

Utilities (2.7%)
Electric Utilities (1.9%)
AEP Texas, Inc.
4.700%, 5/15/32	250,000	247,137
Series Q 5.200%, 4/15/36	290,000	285,849
AEP Transmission Co. LLC
5.250%, 6/1/36	85,000	85,321
Alabama Power Co.
3.750%, 9/1/27	500,000	496,785
Series 20-A 1.450%, 9/15/30	500,000	439,752
American Electric Power Co., Inc.
3.200%, 11/13/27	400,000	392,820
2.300%, 3/1/30	150,000	137,923
5.625%, 3/1/33	190,000	197,112
Series C (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.13%), 5.800%, 3/15/56 (k)	675,000	666,375
Series J 4.300%, 12/1/28	500,000	496,736
Appalachian Power Co.
Series AA 2.700%, 4/1/31	500,000	455,931
Series BB 4.500%, 8/1/32	85,000	83,157
Arizona Public Service Co.
2.950%, 9/15/27	350,000	343,260
2.600%, 8/15/29	250,000	235,028
Atlantic City Electric Co.
4.000%, 10/15/28	350,000	346,462
2.300%, 3/15/31	250,000	224,081
Avangrid, Inc.
3.800%, 6/1/29	750,000	731,189
Baltimore Gas & Electric Co.
2.250%, 6/15/31	500,000	445,928
5.450%, 6/1/35	1,000,000	1,015,979
CenterPoint Energy Houston Electric LLC
4.950%, 4/1/33	200,000	200,459
Series AE 2.350%, 4/1/31	275,000	247,698
Series AG 3.000%, 3/1/32	200,000	181,887
Series AQ 4.950%, 8/15/35	440,000	435,271
Commonwealth Edison Co.
3.700%, 8/15/28	220,000	216,523
Series 122 2.950%, 8/15/27	500,000	492,576
Connecticut Light & Power Co. (The)
4.950%, 8/15/34	125,000	124,103
Series A 2.050%, 7/1/31	500,000	441,032
DTE Electric Co.
5.250%, 5/15/35	440,000	444,615
Series A 1.900%, 4/1/28	320,000	306,985
3.000%, 3/1/32	250,000	228,991
Duke Energy Carolinas LLC
3.950%, 11/15/28	500,000	494,111
2.450%, 8/15/29	300,000	281,922
2.550%, 4/15/31	375,000	340,981
2.850%, 3/15/32	220,000	199,457
4.950%, 1/15/33	500,000	504,430
Duke Energy Corp.
3.150%, 8/15/27	750,000	739,200
4.300%, 3/15/28	375,000	373,535
3.400%, 6/15/29	310,000	299,401
2.450%, 6/1/30	250,000	229,866
2.550%, 6/15/31	750,000	676,144
4.500%, 8/15/32	355,000	348,384
5.750%, 9/15/33	500,000	521,909

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
4.950%, 9/15/35	$500,000	$490,290
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.59%), 6.450%, 9/1/54 (k)	500,000	516,875
Duke Energy Florida LLC
3.800%, 7/15/28	750,000	740,612
1.750%, 6/15/30	215,000	192,825
2.400%, 12/15/31	390,000	347,164
5.875%, 11/15/33	225,000	236,838
Duke Energy Indiana LLC
Series DDDD 4.950%, 3/15/36	25,000	24,605
Duke Energy Ohio, Inc.
5.250%, 4/1/33	35,000	35,600
5.300%, 6/15/35	165,000	166,516
Duke Energy Progress LLC
3.450%, 3/15/29	350,000	340,798
2.000%, 8/15/31	500,000	441,150
5.100%, 3/15/34	500,000	506,235
Edison International
4.125%, 3/15/28	500,000	492,845
5.250%, 11/15/28	285,000	285,376
6.950%, 11/15/29	100,000	104,504
5.250%, 3/15/32	500,000	493,042
Emera US Finance LLC
5.200%, 4/1/33	75,000	74,786
Emera US Finance LP
2.639%, 6/15/31	335,000	300,813
Enel Chile SA
4.875%, 6/12/28	750,000	753,300
Entergy Arkansas LLC
4.950%, 1/15/36	225,000	220,508
Entergy Corp.
1.900%, 6/15/28	1,165,000	1,106,237
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.125%, 12/1/54 (k)	500,000	516,250
Entergy Louisiana LLC
5.350%, 3/15/34	500,000	510,832
5.150%, 9/15/34	1,000,000	1,009,854
Entergy Texas, Inc.
5.200%, 6/15/36	500,000	498,125
Evergy Kansas Central, Inc.
5.900%, 11/15/33	300,000	316,232
Evergy Metro, Inc.
4.950%, 4/15/33	315,000	314,115
5.125%, 8/15/35	65,000	64,422
Evergy, Inc.
2.900%, 9/15/29	500,000	473,665
Eversource Energy
4.600%, 7/1/27	350,000	350,301
2.550%, 3/15/31	500,000	450,819
3.375%, 3/1/32	200,000	183,603
5.125%, 5/15/33	500,000	500,170
5.950%, 7/15/34	1,000,000	1,042,503
Series R 1.650%, 8/15/30	250,000	220,119
Exelon Corp.
5.150%, 3/15/28	150,000	151,371
3.350%, 3/15/32	500,000	462,133
5.300%, 3/15/33	300,000	304,941
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.500%, 3/15/55 (k)	500,000	508,412
FirstEnergy Pennsylvania Electric Co.
4.550%, 3/15/31§	225,000	222,679
FirstEnergy Transmission LLC
4.750%, 1/15/33	500,000	491,070
Florida Power & Light Co.
5.050%, 4/1/28	585,000	591,243
4.400%, 5/15/28	375,000	375,070
4.625%, 5/15/30	500,000	500,826
4.800%, 5/15/33	500,000	498,295
Georgia Power Co.
4.650%, 5/16/28	500,000	501,328
4.850%, 3/15/31	1,150,000	1,157,144
4.700%, 5/15/32	250,000	249,657
4.950%, 5/17/33	500,000	503,739
Series B
2.650%, 9/15/29	350,000	330,349
Hydro One, Inc.
4.750%, 5/30/31	1,000,000	1,002,594
Idaho Power Co.
4.850%, 3/1/36	115,000	112,220
Indiana Michigan Power Co.
3.850%, 5/15/28	1,250,000	1,234,260
Interstate Power & Light Co.
4.100%, 9/26/28	450,000	445,085
3.600%, 4/1/29	500,000	486,867
2.300%, 6/1/30	125,000	114,396
5.600%, 6/29/35	1,125,000	1,154,772
ITC Holdings Corp.
3.350%, 11/15/27	400,000	393,998
Jersey Central Power & Light Co.
4.400%, 1/15/31	1,000,000	983,201
MidAmerican Energy Co.
3.650%, 4/15/29	850,000	830,952
Mississippi Power Co.
3.950%, 3/30/28	250,000	248,044
NextEra Energy Capital Holdings, Inc.
4.625%, 7/15/27	500,000	500,693
4.900%, 2/28/28	500,000	502,642
1.900%, 6/15/28	750,000	713,307
3.500%, 4/1/29	500,000	485,342
5.000%, 2/28/30	500,000	505,480
2.250%, 6/1/30	2,500,000	2,279,642
2.440%, 1/15/32	400,000	352,990
5.000%, 7/15/32	150,000	150,934
5.050%, 2/28/33	500,000	501,972
5.250%, 3/15/34	500,000	505,580
5.450%, 3/15/35	500,000	507,887
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.750%, 6/15/54 (k)	1,000,000	1,037,015
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.375%, 8/15/55 (k)	500,000	507,808
5.650%, 5/1/79	500,000	494,604
Northern States Power Co.
2.250%, 4/1/31	300,000	269,904
4.850%, 5/15/36	1,000,000	981,493

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
NSTAR Electric Co.
3.250%, 5/15/29	$500,000	$483,043
1.950%, 8/15/31	500,000	439,167
5.200%, 3/1/35	190,000	191,439
5.200%, 5/15/36	90,000	90,278
Ohio Power Co.
Series Q 1.625%, 1/15/31	235,000	204,750
Oklahoma Gas & Electric Co.
3.800%, 8/15/28	350,000	344,545
5.400%, 1/15/33	350,000	358,751
Oncor Electric Delivery Co. LLC
4.300%, 5/15/28	500,000	498,227
3.700%, 11/15/28	1,250,000	1,227,495
2.750%, 5/15/30	185,000	172,569
4.150%, 6/1/32	95,000	92,058
4.550%, 9/15/32	180,000	177,129
Pacific Gas and Electric Co.
2.100%, 8/1/27	750,000	730,645
3.000%, 6/15/28	520,000	503,216
6.100%, 1/15/29	500,000	514,770
4.200%, 3/1/29	350,000	344,946
4.550%, 7/1/30	3,500,000	3,446,462
3.250%, 6/1/31	1,085,000	999,570
6.150%, 1/15/33	85,000	88,742
6.400%, 6/15/33	500,000	528,759
5.800%, 5/15/34	500,000	510,855
5.700%, 3/1/35	500,000	505,043
5.200%, 5/1/36	1,000,000	970,684
PacifiCorp
5.450%, 4/15/33	315,000	319,623
5.450%, 2/15/34	2,000,000	2,022,747
PECO Energy Co.
4.900%, 6/15/33	210,000	211,342
PPL Capital Funding, Inc.
5.250%, 9/1/34	115,000	115,530
PPL Electric Utilities Corp.
4.850%, 2/15/34	1,000,000	995,039
Public Service Co. of Colorado
3.700%, 6/15/28	350,000	345,277
Public Service Co. of New Hampshire
Series V 2.200%, 6/15/31	290,000	257,612
Public Service Co. of Oklahoma
5.250%, 1/15/33	200,000	202,806
Series J 2.200%, 8/15/31	250,000	220,096
Public Service Electric & Gas Co.
3.700%, 5/1/28	500,000	493,644
3.650%, 9/1/28	300,000	294,917
3.200%, 5/15/29	250,000	241,646
2.450%, 1/15/30	165,000	153,656
1.900%, 8/15/31	235,000	205,486
5.200%, 8/1/33	500,000	510,141
4.900%, 8/15/35	355,000	352,456
Series Q 5.050%, 3/1/35	115,000	115,248
Series R 4.200%, 1/1/31	145,000	142,343
Southern California Edison Co.
5.300%, 3/1/28	310,000	313,000
2.850%, 8/1/29	660,000	622,762
2.250%, 6/1/30	655,000	594,112
5.450%, 6/1/31	750,000	763,617
4.950%, 9/15/31	105,000	104,853
2.750%, 2/1/32	315,000	280,322
4.800%, 3/15/33	160,000	156,542
Series G 2.500%, 6/1/31	500,000	446,579
Southern Co. (The)
5.113%, 8/1/27 (e)	500,000	503,149
4.850%, 6/15/28	500,000	502,421
5.500%, 3/15/29	200,000	204,484
5.700%, 10/15/32	310,000	322,090
Series 2025 (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.07%), 6.375%, 3/15/55 (k)	500,000	511,875
Series 21-B 1.750%, 3/15/28	210,000	200,460
Southwestern Electric Power Co.
Series M 4.100%, 9/15/28	750,000	740,370
System Energy Resources, Inc.
5.300%, 12/15/34	185,000	184,646
Tampa Electric Co.
2.400%, 3/15/31	140,000	126,069
5.150%, 3/1/35	350,000	350,989
Tucson Electric Power Co.
1.500%, 8/1/30	225,000	198,097
Union Electric Co.
3.500%, 3/15/29	500,000	486,864
5.250%, 4/15/35	160,000	161,547
4.800%, 3/15/36	140,000	136,092
Virginia Electric and Power Co.
2.300%, 11/15/31	500,000	443,903
5.000%, 4/1/33	500,000	502,568
5.300%, 8/15/33	500,000	509,855
5.050%, 8/15/34	105,000	105,092
5.150%, 3/15/35	250,000	250,015
4.950%, 3/15/36	375,000	366,828
Series A 3.800%, 4/1/28	500,000	493,840
2.875%, 7/15/29	175,000	166,792
Series C 4.900%, 9/15/35	500,000	490,244
Wisconsin Electric Power Co.
1.700%, 6/15/28	310,000	293,660
4.600%, 10/1/34	500,000	489,289
Wisconsin Power & Light Co.
3.050%, 10/15/27	5,360,000	5,268,171
1.950%, 9/16/31	250,000	216,976
Xcel Energy, Inc.
4.000%, 6/15/28	500,000	494,285
2.600%, 12/1/29	350,000	326,715
2.350%, 11/15/31	500,000	437,888
5.450%, 8/15/33	250,000	254,035

		93,774,021

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Gas Utilities (0.1%)
Atmos Energy Corp.
2.625%, 9/15/29	$800,000	$754,721
CenterPoint Energy Resources Corp.
5.250%, 3/1/28	1,000,000	1,012,578
4.000%, 4/1/28	500,000	495,090
4.400%, 7/1/32	100,000	97,364
National Fuel Gas Co.
3.950%, 9/15/27	300,000	297,420
4.750%, 9/1/28	300,000	297,870
5.500%, 5/15/36	225,000	223,960
Piedmont Natural Gas Co., Inc.
3.500%, 6/1/29	500,000	485,305
2.500%, 3/15/31	380,000	343,472
5.100%, 2/15/35	500,000	496,599
Southern California Gas Co.
5.450%, 6/15/35	1,000,000	1,021,004
Southwest Gas Corp.
5.450%, 3/23/28	335,000	339,199
2.200%, 6/15/30	500,000	453,393
4.050%, 3/15/32	150,000	143,093
Spire Missouri, Inc.
Series 2034
5.150%, 8/15/34	220,000	221,584

		6,682,652

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)
5.450%, 6/1/28	500,000	505,314
Constellation Energy Generation LLC
5.600%, 3/1/28	310,000	314,734
4.400%, 1/15/31	355,000	348,752
5.800%, 3/1/33	355,000	370,047
5.300%, 6/1/36	440,000	438,061
Southern Power Co.
Series A 4.250%, 10/1/30	125,000	122,803

		2,099,711

Multi-Utilities (0.6%)
Ameren Corp.
1.750%, 3/15/28	375,000	357,197
5.375%, 3/15/35	250,000	252,819
Ameren Illinois Co.
3.800%, 5/15/28	350,000	345,837
1.550%, 11/15/30	210,000	184,785
Black Hills Corp.
5.950%, 3/15/28	200,000	203,894
3.050%, 10/15/29	250,000	236,816
2.500%, 6/15/30	315,000	287,727
4.550%, 1/31/31	225,000	221,439
CMS Energy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.500%, 6/1/55 (k)	1,000,000	1,012,606
Consolidated Edison Co. of New York, Inc.
3.800%, 5/15/28	550,000	543,168
2.400%, 6/15/31	750,000	674,916
5.200%, 3/1/33	500,000	509,877
Series B 3.125%, 11/15/27	300,000	294,923
Series D 4.000%, 12/1/28	500,000	494,966
Consumers Energy Co.
4.650%, 3/1/28	500,000	502,320
3.800%, 11/15/28	750,000	737,670
4.900%, 2/15/29	500,000	505,244
4.700%, 1/15/30	115,000	115,377
3.600%, 8/15/32	335,000	315,536
5.050%, 5/15/35	175,000	175,250
5.125%, 5/1/36	1,000,000	998,587
Dominion Energy, Inc.
4.250%, 6/1/28	500,000	496,744
5.450%, 3/15/35 (x)	250,000	253,918
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.000%, 2/15/56 (k)	500,000	499,543
Series A 4.350%, 8/15/32	250,000	241,303
Series C 2.250%, 8/15/31	455,000	402,736
DTE Energy Co.
4.950%, 7/1/27	130,000	130,633
4.875%, 6/1/28	415,000	416,620
2.950%, 3/1/30	250,000	235,202
5.200%, 4/1/30	500,000	507,034
5.850%, 6/1/34	1,000,000	1,043,377
Series C 3.400%, 6/15/29	164,000	158,130
NiSource, Inc.
5.250%, 3/30/28	450,000	455,063
5.200%, 7/1/29	175,000	177,408
2.950%, 9/1/29	350,000	331,952
5.400%, 6/30/33	210,000	215,401
5.350%, 7/15/35	250,000	251,960
5.300%, 5/18/36 (x)	1,270,000	1,271,497
Public Service Enterprise Group, Inc.
1.600%, 8/15/30	500,000	440,688
2.450%, 11/15/31	500,000	442,960
6.125%, 10/15/33	500,000	529,132
5.400%, 3/15/35	115,000	116,413
Puget Energy, Inc.
2.379%, 6/15/28	625,000	597,326
4.224%, 3/15/32	355,000	339,647
San Diego Gas & Electric Co.
4.950%, 8/15/28	500,000	504,124
Series DDDD 5.200%, 3/15/36	145,000	144,247
Series VVV 1.700%, 10/1/30	235,000	207,913
Series XXX 3.000%, 3/15/32	500,000	453,746
Sempra
3.700%, 4/1/29	445,000	434,393
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.400%, 10/1/54 (k)	1,000,000	1,002,050
Southern Co. Gas Capital Corp.
5.150%, 9/15/32	250,000	253,233
5.750%, 9/15/33	360,000	373,987
4.950%, 9/15/34	500,000	493,733

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Series B 5.100%, 9/15/35	$125,000	$123,833
WEC Energy Group, Inc.
5.150%, 10/1/27	355,000	357,394
1.375%, 10/15/27	500,000	480,895
4.750%, 1/15/28	3,043,000	3,049,665
2.200%, 12/15/28	500,000	472,209
1.800%, 10/15/30	172,000	152,725

		27,029,788

Water Utilities (0.1%)
American Water Capital Corp.
3.750%, 9/1/28	750,000	737,459
3.450%, 6/1/29	500,000	485,241
4.625%, 6/1/29	195,000	195,296
2.300%, 6/1/31	400,000	357,373
Essential Utilities, Inc.
3.566%, 5/1/29	300,000	290,434
5.250%, 8/15/35	350,000	349,275
5.125%, 3/15/36	125,000	123,291

		2,538,369

Total Utilities		132,124,541

Total Corporate Bonds		1,479,556,877

Foreign Government Securities (2.2%)
Canada Government Bond
3.750%, 4/26/28	780,000	774,188
4.625%, 4/30/29	2,335,000	2,362,904
4.000%, 3/18/30	1,500,000	1,488,383
4.250%, 5/28/31	1,000,000	1,002,160
Export Development Canada
3.875%, 2/14/28	750,000	746,230
4.125%, 2/13/29	1,500,000	1,497,881
4.000%, 6/20/30	1,000,000	990,009
4.750%, 6/5/34	295,000	301,283
Export-Import Bank of Korea
4.250%, 9/15/27	323,000	322,205
5.000%, 1/11/28	220,000	222,446
4.875%, 1/14/30	1,000,000	1,018,990
1.375%, 2/9/31	750,000	656,363
2.125%, 1/18/32	356,000	315,224
5.125%, 1/11/33	260,000	268,804
5.125%, 9/18/33	345,000	357,275
5.250%, 1/14/35	200,000	207,374
Italian Republic Government Bond
2.875%, 10/17/29	1,000,000	952,750
Japan Bank for International Cooperation
4.625%, 7/22/27	360,000	361,200
2.750%, 11/16/27	475,000	465,029
4.625%, 7/19/28	200,000	201,192
3.500%, 10/31/28	2,000,000	1,963,385
2.125%, 2/16/29	750,000	709,167
2.000%, 10/17/29	430,000	398,811
1.250%, 1/21/31	600,000	523,056
4.375%, 1/24/31	1,000,000	999,932
1.875%, 4/15/31	1,200,000	1,071,083
4.375%, 1/23/36	500,000	488,791
Japan International Cooperation Agency
3.375%, 6/12/28	500,000	490,920
4.750%, 5/21/29	200,000	201,757
1.750%, 4/28/31	595,000	527,205
4.375%, 5/28/31	200,000	199,984
Oriental Republic of Uruguay
4.375%, 10/27/27	1,666,667	1,665,833
Province of Alberta
3.300%, 3/15/28	1,250,000	1,230,669
4.500%, 6/26/29	500,000	503,454
1.300%, 7/22/30	1,100,000	978,068
4.500%, 1/24/34	1,500,000	1,492,548
Province of British Columbia
4.700%, 1/24/28	1,500,000	1,509,910
4.900%, 4/24/29	500,000	507,828
3.900%, 8/27/30	1,590,000	1,565,604
1.300%, 1/29/31	400,000	350,965
4.050%, 4/23/31	1,500,000	1,481,474
4.200%, 7/6/33	680,000	665,122
4.750%, 6/12/34	1,000,000	1,007,349
4.800%, 6/11/35	1,485,000	1,496,997
Province of Manitoba
1.500%, 10/25/28	585,000	549,395
4.300%, 7/27/33	500,000	491,194
4.900%, 5/31/34	1,000,000	1,019,142
Province of New Brunswick
3.625%, 2/24/28	600,000	594,099
Province of Ontario
4.200%, 1/18/29	1,000,000	998,523
3.800%, 1/29/29	610,000	603,187
2.000%, 10/2/29	1,250,000	1,162,801
4.700%, 1/15/30	1,000,000	1,013,279
1.125%, 10/7/30	1,000,000	877,558
1.600%, 2/25/31	1,000,000	886,655
4.050%, 4/16/31	1,250,000	1,235,679
1.800%, 10/14/31	1,500,000	1,315,458
4.850%, 6/11/35	1,000,000	1,016,816
4.850%, 5/29/36	1,250,000	1,265,856
Province of Quebec
4.500%, 4/3/29	2,500,000	2,515,880
1.350%, 5/28/30	1,000,000	891,361
1.900%, 4/21/31	1,250,000	1,117,639
4.250%, 9/5/34	1,000,000	975,781
4.625%, 8/28/35	1,000,000	997,116
4.625%, 6/3/36	345,000	342,738
Republic of Chile
2.450%, 1/31/31	325,000	294,775
4.350%, 4/13/31	1,245,000	1,222,590
Republic of Indonesia
4.150%, 9/20/27	200,000	199,680
3.500%, 1/11/28	1,000,000	986,250
4.550%, 1/11/28	400,000	400,604
4.100%, 4/24/28	800,000	795,452
4.750%, 2/11/29	2,500,000	2,510,625
2.150%, 7/28/31	1,250,000	1,091,250
3.550%, 3/31/32	200,000	184,750
4.650%, 9/20/32	200,000	195,000
4.850%, 1/11/33	400,000	392,500
4.700%, 2/10/34	2,000,000	1,940,000
4.950%, 2/21/36 (x)	500,000	482,500
5.690%, 5/29/36	200,000	203,985
Republic of Korea
3.500%, 9/20/28	1,000,000	982,440
2.500%, 6/19/29	505,000	480,149

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
1.750%, 10/15/31	$210,000	$185,088
Republic of Panama
3.160%, 1/23/30	1,500,000	1,413,173
7.500%, 3/1/31	1,500,000	1,650,000
5.227%, 2/23/34	1,000,000	986,000
Republic of Peru
2.783%, 1/23/31	2,240,000	2,061,920
3.000%, 1/15/34	2,000,000	1,732,500
Republic of Philippines
5.170%, 10/13/27	200,000	201,908
3.000%, 2/1/28	1,150,000	1,124,930
4.625%, 7/17/28	240,000	240,612
3.750%, 1/14/29	975,000	959,156
2.457%, 5/5/30	3,360,000	3,103,800
5.250%, 5/14/34	2,000,000	2,002,500
5.500%, 2/4/35	500,000	508,750
4.750%, 3/5/35	1,000,000	966,250
Republic of Poland
4.625%, 3/18/29	500,000	503,660
5.125%, 9/18/34	2,000,000	2,012,680
5.375%, 2/12/35	1,050,000	1,072,764
5.375%, 4/14/36	605,000	613,143
State of Israel Government Bond
3.250%, 1/17/28	750,000	735,097
5.375%, 3/12/29	500,000	504,635
2.500%, 1/15/30	515,000	473,161
4.500%, 1/17/33	220,000	212,505
5.500%, 3/12/34	1,250,000	1,270,513
5.625%, 2/19/35	660,000	675,365
5.000%, 1/13/36	450,000	439,083
Svensk Exportkredit AB
4.125%, 6/14/28	500,000	498,488
3.625%, 3/12/29	262,000	257,981
3.750%, 7/29/30	755,000	739,987
4.875%, 10/4/30	600,000	613,350
United Mexican States
3.750%, 1/11/28	855,000	847,305
4.500%, 4/22/29	455,000	450,950
3.250%, 4/16/30	2,500,000	2,338,700
6.000%, 5/13/30	1,000,000	1,030,000
4.750%, 3/22/31	1,000,000	977,000
5.375%, 3/22/33	1,500,000	1,468,500
5.625%, 2/9/34	250,000	245,625
3.500%, 2/12/34	2,000,000	1,710,500
5.625%, 9/22/35	1,550,000	1,512,413
6.000%, 5/7/36	1,000,000	997,000

Total Foreign Government Securities		108,111,501

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds,
Series 2010A 4.839%, 1/1/41	2,000	1,924
Central Puget Sound Regional Transit Authority
5.491%, 11/1/39	4,000	4,036
City of Chicago, International Airport, Revenue Bonds,
Series 2010B 6.395%, 1/1/40	4,000	4,336
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds,
Series 2010EE 6.011%, 6/15/42	4,000	4,032
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds,
Series 2010GG 5.724%, 6/15/42	2,000	1,958
County of Los Angeles Community College District, General Obligation Bonds,
Series 2008-E 6.750%, 8/1/49	4,000	4,332
County of Nashville & Davidson Convention Center Authority, Revenue Bonds,
Series 2010B 6.731%, 7/1/43	204,000	215,313
Florida State Board of Administration Finance Corp. Revenue Bonds,
Series 2020A 2.154%, 7/1/30	500,000	458,122
Georgia Municipal Electric Authority, Revenue Bonds,
Series 2010A 7.055%, 4/1/57	3,000	3,307
New Jersey Economic Development Authority, NATL-RE
7.425%, 2/15/29	741,000	768,766
Pennsylvania Turnpike Commission, Revenue Bonds,
Series 2010B 5.511%, 12/1/45	1,000	999
5.561%, 12/1/49	3,000	2,973
Regents of the University of California Medical Center Pooled Revenue,
Series 2022 4.132%, 5/15/32	250,000	244,339
San Diego County Water Authority
6.138%, 5/1/49	4,000	4,089
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds,
Series 2010-S1 7.043%, 4/1/50	2,994	3,400
State Board of Administration Finance Corp.
1.705%, 7/1/27	500,000	487,820
State of California Federally Taxable General Obligation Bonds Various Purpose
3.500%, 4/1/28	250,000	246,862
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds,
Series 2009E 5.770%, 3/15/39	2,000	2,039

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
University of California
1.614%, 5/15/30	$125,000	$113,093

Total Municipal Bonds		2,571,740

Supranational (2.4%)
African Development Bank
4.375%, 3/14/28	800,000	802,404
3.500%, 9/18/29	2,000,000	1,955,230
4.000%, 3/18/30	750,000	742,669
3.625%, 3/3/31	500,000	488,125
4.500%, 6/12/35	1,195,000	1,198,642
Asian Development Bank
2.500%, 11/2/27	2,500,000	2,446,945
4.375%, 1/14/28	2,000,000	2,006,098
2.750%, 1/19/28	1,000,000	978,783
3.750%, 4/25/28	1,040,000	1,032,261
1.250%, 6/9/28	500,000	473,177
4.500%, 8/25/28	1,531,000	1,540,681
3.125%, 9/26/28	400,000	391,339
4.375%, 3/6/29	1,000,000	1,004,819
1.875%, 3/15/29	1,000,000	941,560
1.750%, 9/19/29	500,000	462,761
1.875%, 1/24/30	1,000,000	923,271
3.750%, 8/28/30	1,300,000	1,276,609
0.750%, 10/8/30	1,000,000	866,565
1.500%, 3/4/31	600,000	531,259
4.250%, 5/28/31	650,000	652,522
3.125%, 4/27/32	500,000	469,118
3.875%, 9/28/32	400,000	391,059
4.000%, 1/12/33	85,000	83,541
3.875%, 6/14/33	500,000	486,634
4.375%, 3/22/35	500,000	499,503
4.250%, 1/14/36	490,000	482,893
Asian Infrastructure Investment Bank (The)
3.750%, 9/14/27	400,000	398,364
3.625%, 9/15/28	535,000	529,414
4.500%, 1/16/30	3,000,000	3,032,610
4.250%, 3/13/34	500,000	496,040
4.500%, 5/21/35	140,000	141,155
4.125%, 1/14/36	190,000	185,765
Corp. Andina de Fomento
4.125%, 1/7/28	1,000,000	996,720
5.000%, 1/22/30	1,000,000	1,015,630
Council of Europe Development Bank
3.625%, 1/26/28	500,000	495,688
4.000%, 5/21/29	250,000	248,839
3.750%, 1/14/31	305,000	299,307
European Bank for Reconstruction & Development
4.375%, 3/9/28	1,400,000	1,404,401
4.250%, 5/29/31	415,000	415,376
4.250%, 3/13/34	1,500,000	1,485,549
European Investment Bank
0.625%, 10/21/27	980,000	936,446
3.875%, 3/15/28	800,000	796,041
3.875%, 6/15/28	1,500,000	1,491,553
4.500%, 10/16/28	750,000	755,526
4.000%, 2/15/29	2,000,000	1,991,512
1.750%, 3/15/29	800,000	750,911
3.750%, 5/15/29	822,000	812,256
4.750%, 6/15/29	833,000	845,802
1.625%, 10/9/29	410,000	377,777
4.500%, 3/14/30	2,000,000	2,019,856
3.625%, 7/15/30	960,000	939,466
0.750%, 9/23/30	750,000	650,286
3.875%, 10/15/30	1,645,000	1,623,754
1.250%, 2/14/31	1,475,000	1,293,081
3.750%, 3/13/31	665,000	651,880
1.625%, 5/13/31	750,000	664,679
4.375%, 10/10/31	250,000	251,613
4.250%, 8/16/32	2,592,000	2,588,292
3.750%, 2/14/33	815,000	788,289
4.125%, 2/13/34	3,500,000	3,447,484
4.625%, 2/12/35	570,000	579,579
4.250%, 2/8/36	1,075,000	1,059,298
Inter-American Development Bank
0.625%, 9/16/27	1,000,000	959,124
4.000%, 1/12/28	800,000	797,795
1.125%, 7/20/28	1,250,000	1,175,683
3.125%, 9/18/28	750,000	733,295
2.250%, 6/18/29	1,000,000	946,419
3.500%, 9/14/29	800,000	782,619
4.500%, 2/15/30	2,000,000	2,018,140
1.125%, 1/13/31	3,800,000	3,319,878
3.625%, 9/17/31	800,000	775,863
4.500%, 9/13/33	800,000	806,417
4.375%, 7/17/34	1,000,000	1,000,451
4.375%, 7/16/35	415,000	413,062
4.125%, 1/23/36	318,000	309,822
Inter-American Investment Corp.
4.125%, 2/15/28	750,000	748,434
4.250%, 2/14/29	2,000,000	1,999,379
International Bank for Reconstruction & Development
0.750%, 11/24/27	1,855,000	1,770,054
1.375%, 4/20/28	2,000,000	1,903,615
4.625%, 8/1/28	1,000,000	1,009,414
1.125%, 9/13/28	2,400,000	2,248,479
3.875%, 10/16/29	2,000,000	1,979,446
1.750%, 10/23/29	1,350,000	1,247,889
3.875%, 2/14/30	1,030,000	1,018,285
4.125%, 3/20/30	2,000,000	1,993,008
4.000%, 7/25/30	2,475,000	2,458,803
0.750%, 8/26/30	1,685,000	1,465,205
3.500%, 10/28/30	1,055,000	1,025,782
1.250%, 2/10/31	8,500,000	7,453,949
1.625%, 11/3/31	1,667,000	1,458,738
4.625%, 1/15/32	3,000,000	3,056,250
2.500%, 3/29/32	2,000,000	1,821,660
3.875%, 8/28/34	1,476,000	1,425,921
4.375%, 8/27/35	1,000,000	995,251
4.500%, 5/20/36	1,500,000	1,504,928
International Finance Corp.
4.500%, 7/13/28	450,000	452,886
3.500%, 1/22/29	260,000	255,803
4.250%, 7/2/29	1,400,000	1,401,133
0.750%, 8/27/30	750,000	651,847
Nordic Investment Bank
3.375%, 9/8/27	643,000	633,807
4.375%, 3/14/28	400,000	400,745
4.250%, 2/28/29	2,000,000	2,003,342

Total Supranational		118,011,328

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Government Agency Securities (1.1%)
FFCB
4.250%, 1/14/28	$1,000,000	$1,001,407
1.040%, 1/25/29	10,000,000	9,225,093
4.000%, 4/1/30	2,000,000	1,984,389
1.380%, 1/14/31	15,000,000	13,244,479
4.970%, 9/17/35	250,000	247,166
5.000%, 10/29/35	500,000	494,303
FHLB
3.500%, 9/9/27	7,000,000	6,944,396
3.500%, 10/4/27	3,600,000	3,571,754
3.500%, 3/3/28	425,000	420,429
3.250%, 11/16/28	5,000,000	4,905,882
5.500%, 7/15/36	3,000	3,239
FHLMC
4.300%, 9/19/30	250,000	247,924
4.300%, 9/26/30	500,000	495,588
FNMA
0.750%, 10/8/27	9,000,000	8,633,972
0.875%, 8/5/30	5,000,000	4,374,610

Total U.S. Government Agency Securities		55,794,631

U.S. Treasury Obligations (54.3%)
U.S. Treasury Notes
2.250%, 8/15/27	10,000,000	9,794,450
3.125%, 8/31/27	2,604,000	2,574,400
3.625%, 8/31/27	15,000,000	14,915,202
3.375%, 9/15/27	20,000,000	19,823,242
0.375%, 9/30/27	17,000,000	16,229,686
3.500%, 9/30/27	20,000,000	19,847,064
3.875%, 10/15/27	15,000,000	14,948,846
4.125%, 10/31/27	15,000,000	14,992,940
2.250%, 11/15/27	14,000,000	13,647,822
4.125%, 11/15/27	20,000,000	19,993,474
0.625%, 11/30/27	16,500,000	15,707,894
3.875%, 11/30/27	10,000,000	9,962,479
4.000%, 12/15/27	10,000,000	9,979,144
0.625%, 12/31/27	22,000,000	20,882,906
3.875%, 12/31/27	15,000,000	14,938,991
4.250%, 1/15/28	15,000,000	15,020,244
3.500%, 1/31/28	15,000,000	14,850,564
2.750%, 2/15/28	23,500,000	22,984,187
4.250%, 2/15/28	20,000,000	20,027,742
4.000%, 2/29/28	15,000,000	14,963,166
3.875%, 3/15/28	15,000,000	14,932,885
3.625%, 3/31/28	17,500,000	17,342,518
3.500%, 4/30/28	29,000,000	28,667,031
3.750%, 4/30/28	15,000,000	14,895,931
2.875%, 5/15/28	60,000,000	58,633,506
1.250%, 5/31/28	51,000,000	48,300,483
3.625%, 5/31/28	6,028,000	5,970,069
4.000%, 5/31/28	20,000,000	19,947,626
3.875%, 6/15/28	15,000,000	14,923,140
4.000%, 6/30/28	25,000,000	24,927,807
3.875%, 7/15/28	10,790,000	10,731,740
4.125%, 7/31/28	10,256,000	10,250,877
2.875%, 8/15/28	49,000,000	47,736,579
3.625%, 8/15/28	15,000,000	14,840,748
1.125%, 8/31/28	10,000,000	9,378,108
4.375%, 8/31/28	25,000,000	25,111,025
4.625%, 9/30/28	20,000,000	20,198,426
4.875%, 10/31/28	25,000,000	25,391,067
3.125%, 11/15/28	77,500,000	75,707,099
3.500%, 11/15/28	10,000,000	9,852,769
4.375%, 11/30/28	15,000,000	15,073,071
3.750%, 12/31/28	38,000,000	37,632,202
1.750%, 1/31/29	10,000,000	9,413,913
4.000%, 1/31/29	25,000,000	24,901,147
2.625%, 2/15/29	64,000,000	61,580,614
4.250%, 2/28/29	35,000,000	35,081,998
3.500%, 3/15/29	15,000,000	14,752,734
4.125%, 3/31/29	50,000,000	49,959,405
3.875%, 4/15/29	15,000,000	14,892,476
4.625%, 4/30/29	10,000,000	10,123,859
2.375%, 5/15/29	69,000,000	65,718,891
3.875%, 5/15/29	12,000,000	11,912,712
4.500%, 5/31/29	25,000,000	25,233,863
4.250%, 6/30/29	20,000,000	20,053,124
4.000%, 7/31/29	219,000	218,060
3.625%, 8/31/29	17,000,000	16,735,783
3.500%, 9/30/29	10,000,000	9,801,602
4.000%, 10/31/29	15,000,000	14,923,829
4.125%, 10/31/29	20,000,000	19,976,562
4.125%, 11/30/29	20,000,000	19,978,102
3.875%, 12/31/29	15,000,000	14,859,326
4.375%, 12/31/29	15,000,000	15,103,666
3.500%, 1/31/30	15,000,000	14,670,714
1.500%, 2/15/30	17,500,000	15,949,843
4.000%, 2/28/30	10,000,000	9,944,531
3.625%, 3/31/30	15,000,000	14,717,370
4.000%, 3/31/30	20,000,000	19,885,528
3.500%, 4/30/30	15,000,000	14,644,865
3.750%, 5/31/30	13,000,000	12,801,903
3.750%, 6/30/30	25,053,000	24,661,825
3.875%, 6/30/30	12,000,000	11,868,596
3.875%, 7/31/30	7,500,000	7,415,815
4.000%, 7/31/30	15,000,000	14,900,233
0.625%, 8/15/30	35,000,000	30,326,237
3.625%, 8/31/30	20,000,000	19,577,396
4.125%, 8/31/30	15,000,000	14,965,944
3.625%, 9/30/30	10,000,000	9,785,850
4.625%, 9/30/30	10,000,000	10,168,753
4.875%, 10/31/30	15,000,000	15,404,245
0.875%, 11/15/30	15,000,000	13,034,542
3.500%, 11/30/30	10,000,000	9,726,365
4.375%, 11/30/30	7,500,000	7,555,855
3.750%, 12/31/30	30,073,000	29,532,471
4.000%, 1/31/31	18,500,000	18,352,812
1.125%, 2/15/31	21,300,000	18,599,511
3.500%, 2/28/31	20,000,000	19,427,656
3.875%, 3/31/31	20,000,000	19,731,692
4.125%, 3/31/31	16,412,000	16,361,929
3.875%, 4/30/31	15,000,000	14,796,622
4.625%, 4/30/31	15,000,000	15,278,954
1.625%, 5/15/31	40,000,000	35,510,984
4.125%, 5/31/31	20,000,000	19,943,998
4.625%, 5/31/31	10,000,000	10,187,507
4.250%, 6/30/31	12,000,000	12,027,786
4.125%, 7/31/31	15,000,000	14,949,083

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
1.250%, 8/15/31	$45,000,000	$38,923,825
3.750%, 8/31/31	15,000,000	14,684,220
3.625%, 9/30/31	15,000,000	14,593,575
1.375%, 11/15/31	41,000,000	35,439,289
4.125%, 11/30/31	15,000,000	14,934,332
4.500%, 12/31/31	10,000,000	10,137,437
1.875%, 2/15/32	40,000,000	35,321,632
4.125%, 2/29/32	15,000,000	14,924,484
4.125%, 3/31/32	10,000,000	9,945,611
4.000%, 4/30/32	10,000,000	9,878,279
2.875%, 5/15/32	22,000,000	20,446,428
4.125%, 5/31/32	18,000,000	17,891,030
4.000%, 6/30/32	12,000,000	11,844,844
4.000%, 7/31/32	15,000,000	14,798,818
2.750%, 8/15/32	40,000,000	36,773,620
3.875%, 8/31/32	13,000,000	12,733,555
3.875%, 9/30/32	5,000,000	4,894,908
3.750%, 10/31/32	5,000,000	4,857,726
4.125%, 11/15/32	17,000,000	16,866,562
3.750%, 11/30/32	10,000,000	9,711,148
4.000%, 1/31/33	10,000,000	9,841,449
3.500%, 2/15/33	32,000,000	30,567,610
4.250%, 3/31/33	203,000	202,625
4.125%, 4/30/33	5,758,000	5,702,247
3.375%, 5/15/33	37,000,000	34,988,624
4.250%, 5/31/33	12,000,000	11,971,169
3.875%, 8/15/33	35,000,000	34,078,730
4.500%, 11/15/33	36,000,000	36,408,085
4.000%, 2/15/34	18,000,000	17,612,629
4.375%, 5/15/34	27,500,000	27,558,201
3.875%, 8/15/34	33,000,000	31,922,352
4.250%, 11/15/34	41,907,000	41,557,621
4.625%, 2/15/35	44,931,000	45,724,311
4.250%, 5/15/35	39,424,000	39,029,760
4.250%, 8/15/35	39,328,000	38,897,850
4.000%, 11/15/35	42,638,000	41,318,887
4.125%, 2/15/36	35,500,000	34,701,250
4.375%, 5/15/36	5,000,000	4,982,813

Total U.S. Treasury Obligations		2,685,125,767

Total Long-Term Debt Securities (90.1%) (Cost $4,554,364,480)		4,451,180,917

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Financials (0.0%)†
Financial Services (0.0%)†
FNMA,
Series S
+ 0.00%, 7.75% Floor), 8.250% (k)(y)*	22,000	240,020

Total Preferred Stock (0.0%)† (Cost $10,516)		240,020

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (8.1%)
Schwab Intermediate-Term U.S. Treasury ETF	1,000,000	24,660,000
Schwab Short-Term U.S. Treasury ETF	1,200,000	28,968,000
Vanguard Intermediate-Term Treasury ETF	2,900,000	171,042,000
Vanguard Short-Term Treasury ETF	3,000,000	174,600,000

Total Exchange Traded Funds (8.1%) (Cost$ 414,627,605)		399,270,000

SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	6,849,900	6,849,900

Total Short-Term Investments (0.1%) (Cost $6,849,900)		6,849,900

Total Investments in Securities (98.3%) (Cost $4,975,852,501)		4,857,540,837
Other Assets Less Liabilities (1.7%)		84,572,264

Net Assets (100%)		$4,942,113,101

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2026, the market value of these securities amounted to $7,891,731 or 0.2% of net assets.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2026. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2026.
(x)	All or a portion of security is on loan at June 30, 2026.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2026.

(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $6,699,818. This was collateralized by cash of $6,855,000 of which $6,849,900 was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Glossary:
CME	—	Chicago Mercantile Exchange
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
Floor	—	The minimum dividend yield an investor can expect to receive
FNMA	—	Federal National Mortgage Association
NATL-RE	—	Insured by National Public Finance Guarantee Corp.
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$2,009,073	$—	$2,009,073
Corporate Bonds
Communication Services	—	82,771,204	—	82,771,204
Consumer Discretionary	—	68,128,285	—	68,128,285
Consumer Staples	—	83,485,823	—	83,485,823
Energy	—	81,232,959	—	81,232,959
Financials	—	605,502,604	—	605,502,604
Health Care	—	133,223,779	—	133,223,779
Industrials	—	91,156,939	—	91,156,939
Information Technology	—	103,451,786	—	103,451,786
Materials	—	38,207,719	—	38,207,719
Real Estate	—	60,271,238	—	60,271,238
Utilities	—	132,124,541	—	132,124,541
Exchange Traded Funds	399,270,000	—	—	399,270,000
Foreign Government Securities	—	108,111,501	—	108,111,501
Municipal Bonds	—	2,571,740	—	2,571,740
Preferred Stocks
Financials	240,020	—	—	240,020
Short-Term Investment
Investment Companies	6,849,900	—	—	6,849,900
Supranational	—	118,011,328	—	118,011,328
U.S. Government Agency Securities	—	55,794,631	—	55,794,631
U.S. Treasury Obligations	—	2,685,125,767	—	2,685,125,767

Total Assets	$406,359,920	$4,451,180,917	$—	$4,857,540,837

Total	$406,359,920	$4,451,180,917	$—	$4,857,540,837

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$182,631,047
Long-term U.S. government debt securities	349,932,064

$532,563,111

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$243,493,762
Long-term U.S. government debt securities	323,602,404

$567,096,166

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,055,942
Aggregate gross unrealized depreciation	(133,835,968)

Net unrealized depreciation	$(118,780,026)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,976,320,863

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $4,975,852,501)	$4,857,540,837
Cash	41,113,476
Receivable for securities sold	134,548,615
Dividends, interest and other receivables	41,147,743
Receivable for Portfolio shares sold	330,555
Securities lending income receivable	8,585
Other assets	50,022

Total assets	5,074,739,833

LIABILITIES
Payable for securities purchased	120,238,598
Payable for return of collateral on securities loaned	6,849,900
Payable for Portfolio shares repurchased	3,624,291
Investment management fees payable	996,519
Administrative fees payable	364,304
Distribution fees payable – Class IB	275,726
Accrued expenses	277,394

Total liabilities	132,626,732

Commitments and contingent liabilities^
NET ASSETS	$4,942,113,101

Net assets were comprised of:
Paid in capital	$5,147,638,869
Total distributable earnings (loss)	(205,525,768)

Net assets	$4,942,113,101

Class IB
Net asset value, offering and redemption price per share, $1,344,283,868 / 141,101,033 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.53

Class K
Net asset value, offering and redemption price per share, $3,597,829,233 / 377,866,376 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.52

(x)	Includes value of securities on loan of $6,699,818.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest	$82,599,912
Dividends	6,307,110
Securities lending (net)	198,250

Total income	89,105,272

EXPENSES
Investment management fees	7,836,148
Administrative fees	2,196,365
Distribution fees – Class IB	1,690,165
Professional fees	200,257
Printing and mailing expenses	174,956
Trustees’ fees	76,877
Custodian fees	62,432
Miscellaneous	114,551

Gross expenses	12,351,751
Less: Waiver from investment manager	(590,016)
Voluntary waiver from investment manager	(1,143,409)

Net expenses	10,618,326

NET INVESTMENT INCOME (LOSS)	78,486,946

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(785,654)
Foreign currency transactions	(63)

Net realized gain (loss)	(785,717)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(64,618,251)
Foreign currency translations	58

Net change in unrealized appreciation (depreciation)	(64,618,193)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(65,403,910)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,083,036

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$78,486,946	$156,435,061
Net realized gain (loss)	(785,717)	(28,366,567)
Net change in unrealized appreciation (depreciation)	(64,618,193)	200,956,618

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,083,036	329,025,112

Distributions to shareholders:
Class IB	—	(41,394,610)
Class K	—	(115,469,023)

Total distributions to shareholders	—	(156,863,633)

Tax return of capital:
Class IB	—	(41,278)
Class K	—	(115,143)

Total tax return of capital	—	(156,421)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 5,913,872 and 13,192,577 shares, respectively ]	56,272,011	125,686,445
Capital shares issued in reinvestment of dividends [ 0 and 4,370,610 shares, respectively ]	—	41,435,888
Capital shares repurchased [ (10,753,723) and (34,300,947) shares, respectively ]	(102,338,566)	(328,633,372)

Total Class IB transactions	(46,066,555)	(161,511,039)

Class K
Capital shares sold [ 24,468,021 and 36,533,854 shares, respectively ]	231,726,894	347,784,279
Capital shares issued in reinvestment of dividends [ 0 and 12,217,496 shares, respectively ]	—	115,584,166
Capital shares repurchased [ (27,697,453) and (82,456,331) shares, respectively ]	(263,260,036)	(780,645,322)

Total Class K transactions	(31,533,142)	(317,276,877)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(77,599,697)	(478,787,916)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(64,516,661)	(306,782,858)
NET ASSETS:
Beginning of period	5,006,629,762	5,313,412,620

End of period	$4,942,113,101	$5,006,629,762

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025		2024		2023	2022	2021
Net asset value, beginning of period	$9.51		$9.21		$9.22		$9.01	$10.07	$10.49

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.27		0.23		0.19	0.14	0.12
Net realized and unrealized gain (loss)	(0.12)		0.32		(0.01)		0.22	(1.03)	(0.34)

Total from investment operations	0.02		0.59		0.22		0.41	(0.89)	(0.22)

Less distributions:
Dividends from net investment income	—		(0.29)		(0.23)		(0.20)	(0.15)	(0.15)
Distributions from net realized gains	—		—		—		—	(0.02)	(0.05)
Tax return of capital	—		—	#	—		—	—	—

Total dividends and distributions	—		(0.29)		(0.23)		(0.20)	(0.17)	(0.20)

Net asset value, end of period	$9.53		$9.51		$9.21		$9.22	$9.01	$10.07

Total return (b)(y)	0.21%		6.43%		2.41%		4.51%	(8.76)%	(2.08)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,344,284		$1,388,209		$1,498,765		$1,459,781	$1,493,043	$1,847,383
Ratio of expenses to average net assets:
After waivers (a)(f)	0.61	%(i)	0.62	%(i)	0.64	%(i)	0.64%	0.65%	0.65%
Before waivers (a)(f)	0.69%		0.68%		0.68%		0.69%	0.68%	0.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	3.03%		2.88%		2.50%		2.05%	1.50%	1.18%
Before waivers (a)(g)	2.96%		2.82%		2.46%		2.00%	1.47%	1.17%
Portfolio turnover rate^	11	%(z)	17%		19%		21%	18%	24%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025		2024		2023	2022	2021
Net asset value, beginning of period	$9.49		$9.20		$9.21		$8.99	$10.05	$10.47

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.30		0.26		0.21	0.16	0.15
Net realized and unrealized gain (loss)	(0.12)		0.31		(0.01)		0.23	(1.02)	(0.35)

Total from investment operations	0.03		0.61		0.25		0.44	(0.86)	(0.20)

Less distributions:
Dividends from net investment income	—		(0.32)		(0.26)		(0.22)	(0.18)	(0.17)
Distributions from net realized gains	—		—		—		—	(0.02)	(0.05)
Tax return of capital	—		—	#	—		—	—	—

Total dividends and distributions	—		(0.32)		(0.26)		(0.22)	(0.20)	(0.22)

Net asset value, end of period	$9.52		$9.49		$9.20		$9.21	$8.99	$10.05

Total return (b)(y)	0.32%		6.59%		2.67%		4.89%	(8.55)%	(1.86)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,597,829		$3,618,421		$3,814,647		$3,536,068	$3,546,880	$4,808,382
Ratio of expenses to average net assets:
After waivers (a)(f)	0.36	%(i)	0.37	%(i)	0.39	%(i)	0.39%	0.40%	0.40%
Before waivers (a)(f)	0.44%		0.43%		0.43%		0.44%	0.43%	0.41%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	3.28%		3.13%		2.76%		2.30%	1.74%	1.43%
Before waivers (a)(g)	3.21%		3.07%		2.71%		2.26%	1.71%	1.42%
Portfolio turnover rate^	11	%(z)	17%		19%		21%	18%	24%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(i)	Includes voluntary waiver from investment manager of 0.05%, 0.03% and 0.01% for the six months ended June 30, 2026 and years ended December 31, 2025 and 2024, respectively.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (11.8%)
Affirm Asset Securitization Trust,
Series 2026-X1 B 4.590%, 4/15/31§	$100,000	$99,812
Ally Auto Receivables Trust,
Series 2025-1 A3 3.960%, 3/15/30	170,000	169,389
Series 2026-1 A3 3.920%, 10/15/30	140,000	138,937
American Credit Acceptance Receivables Trust,
Series 2025-2 C 5.110%, 4/14/31§	255,000	256,155
Series 2026-1 C 4.550%, 1/12/33§	610,000	605,385
Series 2026-2 C 4.850%, 5/10/32§	350,000	348,113
AmeriCredit Automobile Receivables Trust,
Series 2023-1 B 5.570%, 3/20/28	344,782	345,626
Series 2024-1 A3 5.430%, 1/18/29	209,812	210,657
Applebee’s Funding LLC,
Series 2025-1A A2 6.720%, 6/7/55§	720,000	715,463
Aqua Finance Trust,
Series 2021-A A 1.540%, 7/17/46§	80,973	73,902
ARI Fleet Lease Trust,
Series 2026-B A2 4.340%, 2/15/35§	100,000	99,886
AutoNation Finance Trust,
Series 2025-1A A3 4.620%, 11/13/29§	180,000	180,388
Series 2026-1A A3 4.030%, 8/12/30§	135,000	134,287
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-3A A 5.440%, 2/22/28§	940,000	944,205
Series 2024-1A A 5.360%, 6/20/30§	120,000	121,745
Series 2025-2A A 5.120%, 8/20/31§	100,000	100,937
Series 2026-1A A 4.280%, 8/20/30§	125,000	123,235
BHG Securitization Trust,
Series 2024-1CON A 5.810%, 4/17/35§	42,631	43,157
Series 2025-2CON A 4.840%, 9/17/36§	182,201	181,074
Bluepeak ABS Issuer LLC,
Series 2025-1A A2 5.858%, 12/20/55§	740,000	747,297
BMW Vehicle Lease Trust,
Series 2024-2 A3 4.180%, 10/25/27	224,886	224,875
Series 2025-1 A3 4.430%, 6/26/28	135,000	135,169
BofA Auto Trust,
Series 2025-1A A3 4.350%, 11/20/29§	125,000	125,092
Bridgecrest Lending Auto Securitization Trust,
Series 2024-3 B 5.370%, 10/16/28	100,335	100,478
Series 2025-2 A3 4.780%, 12/15/28	343,142	343,653
Series 2025-3 A3 4.660%, 1/15/29	235,000	235,243
Series 2026-1 A3 4.040%, 12/17/29	145,000	144,467
ByzFunder Asset Securitization I LLC,
Series 2026-1 A 6.464%, 6/15/32§	465,000	463,802
CarMax Auto Owner Trust,
Series 2023-2 A3 5.050%, 1/18/28	106,859	107,048
Series 2024-4 A3 4.600%, 10/15/29	662,315	663,897
Series 2025-2 A3 4.480%, 3/15/30	240,000	240,366
Series 2025-4 A3 3.970%, 12/16/30	220,000	218,161
Series 2026-2 A3 4.220%, 6/16/31	180,000	178,951
CarMax Select Receivables Trust,
Series 2025-A A3 4.770%, 9/17/29	380,000	381,287
Series 2026-B A3 4.640%, 12/16/30	110,000	109,951
Carvana Auto Receivables Trust,
Series 2024-P2 A3 5.330%, 7/10/29	110,248	110,800
Series 2024-P4 A3 4.640%, 1/10/30	98,236	98,410
Series 2025-P2 A4 4.750%, 6/10/31	500,000	500,933
Series 2025-P3 A3 4.040%, 11/11/30	155,000	154,245
Series 2026-P2 A3 4.770%, 4/10/31	660,000	661,158
Chase Auto Owner Trust,
Series 2026-1A A3 4.530%, 6/25/31§	600,000	601,371
Chesapeake Funding II LLC,
Series 2024-1A A1 5.520%, 5/15/36§	75,530	75,860
Citizens Auto Receivables Trust,
Series 2024-1 A3 5.110%, 4/17/28§	54,255	54,385
Cloud Capital Holdco LP,
Series 2024-1A A2 5.781%, 11/22/49§	3,260,000	3,264,288
Consolidated Communications LLC,
Series 2025-1A A2 6.000%, 5/20/55§	4,745,000	4,812,825
Series 2025-1A B 6.506%, 5/20/55§	3,560,000	3,604,868

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
CPS Auto Receivables Trust,
Series 2022-C E 9.080%, 4/15/30§	$1,600,000	$1,642,865
Credit Acceptance Auto Loan Trust,
Series 2023-2A B 6.610%, 7/15/33§	99,723	99,808
Series 2023-3A C 7.620%, 12/15/33§	100,000	101,178
Series 2025-1A A 5.020%, 3/15/35§	365,000	365,466
Series 2025-2A B 4.870%, 1/15/36§	310,000	306,227
Series 2026-1A A 4.650%, 4/15/36§	205,000	203,911
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C A 6.050%, 1/20/31§	228,030	229,374
CyrusOne Data Centers Issuer I LLC, Series 2025-1A A2 5.910%, 2/20/50§	350,000	351,406
Dell Equipment Finance Trust, Series 2026-1A A3 4.320%, 12/22/31§	100,000	99,746
DLLMT LLC, Series 2023-1A A3 5.340%, 3/22/27§	45,291	45,337
Drive Auto Receivables Trust,
Series 2024-2 B 4.520%, 7/16/29	420,000	420,340
Series 2024-2 C 4.670%, 5/17/32	7,210,000	7,221,538
Enterprise Fleet Financing LLC,
Series 2023-2 A2 5.560%, 4/22/30§	29,667	29,714
Series 2024-3 A4 5.060%, 3/20/31§	245,000	247,024
Series 2025-1 A3 4.820%, 2/20/29§	175,000	175,717
Series 2025-3 A3 4.460%, 9/20/29§	430,000	429,063
Exeter Automobile Receivables Trust,
Series 2024-4A C 5.480%, 8/15/30	200,000	201,312
Series 2025-2A A3 4.740%, 1/16/29	309,652	310,106
Series 2025-4A A3 4.390%, 9/17/29	85,000	84,987
Series 2026-2A A3 4.450%, 5/15/30	260,000	260,110
Series 2026-3A C 4.920%, 10/15/32	235,000	234,626
Exeter Select Automobile Receivables Trust,
Series 2025-1 A3 4.690%, 4/15/30	105,000	105,132
Series 2026-1 A3 4.670%, 6/16/31	90,000	90,030
First Investors Auto Owner Trust,
Series 2025-1A C 4.750%, 12/15/31§	350,000	347,155
Series 2026-1A A3 4.500%, 5/15/31§	395,000	393,911
Flagship Credit Auto Trust, Series 2023-2 C 5.810%, 5/15/29§	460,000	459,784
Ford Credit Auto Lease Trust, Series 2025-A A3 4.720%, 6/15/28	220,000	220,516
GECU Auto Receivables Trust, Series 2023-1A A3 5.630%, 8/15/28§	57,634	57,724
GLS Auto Receivables Issuer Trust,
Series 2024-2A B 5.770%, 11/15/28§	185,852	186,257
Series 2024-3A B 5.080%, 1/16/29§	179,632	179,885
Series 2024-4A A3 4.750%, 7/17/28§	36,188	36,201
Series 2025-2A C 5.110%, 1/15/31§	150,000	150,002
Series 2026-2A B 4.630%, 9/16/30§	170,000	169,550
GLS Auto Select Receivables Issuer Trust, Series 2025-4A A2 4.170%, 2/18/31§	123,095	122,570
GLS Auto Select Receivables Trust,
Series 2024-2A A2 5.580%, 6/17/30§	32,784	32,977
Series 2024-3A A2 5.590%, 10/15/29§	121,323	122,116
Series 2024-4A A2 4.430%, 12/17/29§	93,328	93,308
Series 2025-1A A2 4.710%, 4/15/30§	128,738	128,954
Series 2025-3A A2 4.460%, 10/15/30§	132,642	132,689
GM Financial Automobile Leasing Trust,
Series 2025-1 A3 4.660%, 2/21/28	295,000	295,580
Series 2025-3 A3 4.170%, 8/21/28	390,000	389,564
Series 2026-2 A3 4.300%, 3/20/29	220,000	219,681
GM Financial Revolving Receivables Trust, Series 2021-1 A 1.170%, 6/12/34§	195,000	193,921
GreenSky Home Improvement Issuer Trust, Series 2024-2 A4 5.150%, 10/27/59§	36,266	36,330
GreenSky Home Improvement Trust, Series 2024-1 A3 5.550%, 6/25/59§	195,000	197,440

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Hertz Vehicle Financing III LLC,
Series 2023-3A A 5.940%, 2/25/28§	$630,000	$633,746
Series 2024-1A A 5.440%, 1/25/29§	375,000	379,234
Hertz Vehicle Financing LLC, Series 2022-2A A 2.330%, 6/26/28§	400,000	392,464
Hilton Grand Vacations Trust, Series 2022-2A C 5.570%, 1/25/37§	25,945	25,997
Honda Auto Receivables Owner Trust, Series 2026-2 A3 4.300%, 11/15/30	400,000	399,170
Huntington Auto Trust, Series 2024-1A A3 5.230%, 1/16/29§	152,434	153,121
Hyundai Auto Lease Securitization Trust, Series 2026-B A3 4.210%, 4/16/29§	215,000	214,187
Hyundai Auto Receivables Trust, Series 2025-B A3 4.360%, 12/17/29	175,000	175,091
Jack in the Box Funding LLC, Series 2026-1A A2 7.624%, 5/25/56§	445,000	446,127
LAD Auto Receivables Trust,
Series 2023-4A B 6.390%, 10/16/28§	190,000	191,055
Series 2024-1A A4 5.170%, 9/15/28§	78,938	79,109
Series 2024-2A A3 5.610%, 8/15/28§	41,390	41,460
Series 2024-3A A3 4.520%, 3/15/29§	127,731	127,878
Series 2025-1A A3 4.690%, 7/16/29§	398,189	398,896
Series 2026-2A A3 4.330%, 8/15/31§	355,000	352,893
M&T Bank Auto Receivables Trust,
Series 2025-1A A3 4.730%, 6/17/30§	150,000	150,451
Series 2026-1A A3 4.660%, 6/16/31§	325,000	325,529
M&T Equipment Notes, Series 2023-1A A3 5.740%, 7/15/30§	44,179	44,263
Merchants Fleet Funding LLC, Series 2023-1A A 7.210%, 5/20/36§	90,107	90,287
Mission Lane Credit Card Master Trust,
Series 2024-B A 5.880%, 1/15/30§	330,000	330,982
Series 2026-A A 4.950%, 7/15/32§	265,000	263,761
MVW LLC, Series 2024-1A A 5.320%, 2/20/43§	69,167	69,649
Navient Private Education Refi Loan Trust,
Series 2019-GA A 2.400%, 10/15/68§	25,812	25,102
Series 2021-EA A 0.970%, 12/16/69§	573,287	510,635
New Economy Assets – Phase 1 Sponsor LLC, Series 2021-1 A1 1.910%, 10/20/61§	695,000	582,562
NextGear Floorplan Master Owner Trust,
Series 2025-2A A2 4.230%, 10/15/30§	240,000	237,788
Series 2026-1A A2 4.070%, 2/15/31§	665,000	656,802
Octagon 55 Ltd., Series 2021-1A D1R 6.425%, 3/20/38(l)§	2,015,000	2,013,555
Octane Receivables Trust,
Series 2024-2A A2 5.800%, 7/20/32§	109,077	109,572
Series 2025-1A A2 4.250%, 2/20/31§	409,805	409,077
OHA Credit Funding 2 Ltd., Series 2019-2A D1R2 6.372%, 1/21/38(l)§	2,850,000	2,844,462
OneMain Financial Issuance Trust, Series 2022-S1 A 4.130%, 5/14/35§	126,538	126,513
OWN Equipment Fund I LLC, Series 2024-2M A 5.700%, 12/20/32§	355,920	357,321
PenFed Auto Receivables Owner Trust, Series 2024-A A3 4.700%, 6/15/29§	128,224	128,393
Point Broadband Funding LLC,
Series 2025-1A A2 5.336%, 7/20/55§	3,100,000	3,087,471
Series 2025-1A B 5.727%, 7/20/55§	3,930,000	3,907,391
Post Road Equipment Finance LLC, Series 2024-1A A2 5.590%, 11/15/29§	5,035	5,039
Prestige Auto Receivables Trust, Series 2023-1A C 5.650%, 2/15/28§	12,296	12,302
Reach Abs Trust, Series 2026-1A A 4.320%, 2/15/33§	119,975	119,901
Regional Management Issuance Trust, Series 2024-1 A 5.830%, 7/15/36§	150,000	151,355
Republic Finance Issuance Trust, Series 2024-A A 5.910%, 8/20/32§	235,000	235,319

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Santander Drive Auto Receivables Trust,
Series 2023-1 C 5.090%, 5/15/30	$71,189	$71,474
Series 2023-3 C 5.770%, 11/15/30	155,000	156,405
Series 2023-4 B 5.770%, 12/15/28	213,242	214,206
Series 2023-5 B 6.160%, 12/17/29	395,021	397,712
Series 2024-3 A3 5.630%, 1/16/29	35,863	35,896
Series 2024-4 A3 4.850%, 1/16/29	66,577	66,633
Series 2025-2 A3 4.670%, 8/15/29	340,000	340,491
Series 2025-3 A2 4.630%, 10/16/28	108,395	108,493
Series 2025-4 A3 4.170%, 4/15/30	290,000	289,508
SBNA Auto Lease Trust,
Series 2024-B A3 5.560%, 11/22/27§	73,104	73,233
Series 2024-C A3 4.560%, 2/22/28§	42,020	42,054
SCF Equipment Leasing LLC,
Series 2024-1A A3 5.520%, 1/20/32§	172,251	173,644
Series 2025-1A A3 5.110%, 11/21/33§	325,000	327,640
Series 2025-2A A3 4.330%, 6/20/36§	445,000	440,950
SEB Funding LLC,
Series 2024-1A A2 7.386%, 4/30/54§	239,400	242,546
Series 2026-1A A2 6.665%, 1/30/56§	435,000	431,126
SFS Auto Receivables Securitization Trust,
Series 2023-1A A3 5.470%, 10/20/28§	89,593	89,851
Series 2024-3A A3 4.550%, 6/20/30§	119,620	119,765
Series 2025-2A A3 4.440%, 12/20/30§	495,000	495,549
Shentel Issuer LLC, Series 2025-1A A2 5.640%, 12/20/55§	280,000	281,171
Sierra Timeshare Receivables Funding LLC, Series 2024-2A A 5.140%, 6/20/41§	137,896	138,448
SMB Private Education Loan Trust, Series 2021-D A1A 1.340%, 3/17/53§	104,509	99,292
SoFi Consumer Loan Program Trust, Series 2025-2 A 4.820%, 6/25/34§	59,948	60,003
SoFi Professional Loan Program Trust, Series 2020-A A2FX 2.540%, 5/15/46§	29,238	28,273
Stellantis Financial Underwritten Enhanced Lease Trust,
Series 2025-BA A3 4.270%, 1/22/29§	455,000	454,347
Series 2025-CA A3 4.110%, 4/20/29§	780,000	775,327
Stream Innovations Issuer Trust, Series 2024-1A A 6.270%, 7/15/44§	57,867	59,108
Toyota Auto Receivables Owner Trust, Series 2026-B A2A 4.040%, 2/15/29	235,000	234,626
Toyota Lease Owner Trust, Series 2025-B A3 3.960%, 11/20/28§	330,000	328,018
TRTX Issuer Ltd.,
Series 2025-FL6 C 6.033%, 9/18/42(l)§	4,060,000	4,048,754
Series 2025-FL7 A 5.087%, 6/18/43(l)§	3,250,000	3,258,112
USB Auto Owner Trust, Series 2025-1A A3 4.490%, 6/17/30§	70,000	70,090
Veros Auto Receivables Trust, Series 2026-1 A 4.530%, 8/15/28§	65,444	65,392
Volofin Finance DAC, Series 2024-1A A 5.935%, 6/15/37§	147,178	148,145
VStrong Auto Receivables Trust, Series 2024-A B 5.770%, 7/15/30§	48,000	48,312
Westlake Automobile Receivables Trust,
Series 2023-3A C 6.020%, 9/15/28§	435,609	437,238
Series 2024-2A A3 5.560%, 2/15/28§	22,745	22,759
Series 2024-3A A3 4.710%, 4/17/28§	192,009	192,226
Series 2025-1A A3 4.750%, 8/15/28§	475,000	475,880
Series 2025-3A A3 4.220%, 6/15/29§	205,000	204,683
Wheels Fleet Lease Funding LLC,
Series 2023-1A A 5.800%, 4/18/38§	100,050	100,322
Series 2024-1A A1 5.490%, 2/18/39§	121,678	122,467
Series 2024-2A A1 4.870%, 6/21/39§	151,703	152,341
Series 2024-3A A1 4.800%, 9/19/39§	150,101	150,735
World Omni Auto Receivables Trust,
Series 2024-C A3 4.430%, 12/17/29	249,057	249,308

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2025-C A3 4.080%, 11/15/30	$505,000	$502,806
Zayo Issuer LLC,
Series 2025-1A A2 5.648%, 3/20/55§	1,150,000	1,153,628
Series 2025-2A A2 5.953%, 6/20/55§	8,705,000	8,819,799

Total Asset-Backed Securities		88,277,061

Collateralized Mortgage Obligations (3.7%)
Connecticut Avenue Securities Trust,
Series 2022-R02 2M2 6.628%, 1/25/42 (l)§	695,283	702,516
Series 2022-R04 1B1 8.878%, 3/25/42 (l)§	1,220,000	1,255,973
FHLMC,
Series 5654 FB 5.028%, 5/25/56 (l)	9,207,704	9,251,301
FHLMC STACR REMIC Trust,
Series 2022-DNA3 M2 7.978%, 4/25/42 (l)§	5,910,000	6,066,970
Series 2022-DNA6 M1B 7.328%, 9/25/42 (l)§	430,000	443,573
Series 2022-DNA6 M2 9.378%, 9/25/42 (l)§	3,700,000	3,904,060
FNMA,
Series 2025-114 AE 4.500%, 1/25/56	799,691	784,563
GNMA,
Series 2016-149 IP 4.000%, 10/20/46 IO	1,923,618	344,329
Series 2022-101 DA 2.500%, 12/20/43	112,221	104,461
Series 2022-120 EI 5.500%, 2/20/47 IO	1,070,058	165,659
JP Morgan Mortgage Trust,
Series 2025-VIS1 A2 5.695%, 8/25/55 (e)§	4,942,586	4,938,066

Total Collateralized Mortgage Obligations		27,961,471

Commercial Mortgage-Backed Securities (5.2%)
ALA Trust,
Series 2025-OANA A 5.369%, 6/15/40 (l)§	150,000	150,561
BANK,
Series 2020-BN27 A5 2.144%, 4/15/63	250,000	223,808
Series 2021-BN34 A5 2.438%, 6/15/63	660,000	582,569
Series 2021-BN37 A5 2.618%, 11/15/64 (l)	755,000	670,507
BANK5,
Series 2023-5YR3 A3 6.724%, 9/15/56 (l)	385,000	398,001
Series 2023-5YR4 A3 6.500%, 12/15/56	142,826	147,074
BANK5 Trust,
Series 2024-5YR6 A3 6.225%, 5/15/57	740,000	762,274
BAY Trust,
Series 2026-MDWS A 5.243%, 6/15/41 (l)§	890,000	885,551
BBCMS Mortgage Trust,
Series 2021-C12 A5 2.689%, 11/15/54	755,000	669,484
Series 2024-5C25 A3 5.946%, 3/15/57	400,000	409,636
Benchmark Mortgage Trust,
Series 2021-B28 A5 2.224%, 8/15/54	780,000	683,805
Series 2023-V2 A3 5.812%, 5/15/55 (l)	470,000	477,290
BFLD Commercial Mortgage Trust,
Series 2025-660F A 5.125%, 11/15/42 (l)§	350,000	350,765
BPR Trust,
Series 2021-NRD A 5.151%, 12/15/38 (l)§	420,000	418,490
BX Commercial Mortgage Trust,
Series 2026-VLT9 D 6.875%, 3/15/45 (l)§	2,420,000	2,418,486
BX Trust,
Series 2024-VLT4 A 5.117%, 6/15/41 (l)§	402,990	401,982
Series 2025-DELC A 5.175%, 12/15/42 (l)§	180,000	180,506
Series 2025-VLT7 A 5.325%, 7/15/44 (l)§	590,000	588,507
Commercial Mortgage Trust,
Series 2024-CBM A2 5.867%, 12/10/41 (l)§	100,000	99,425
CSMC LLC,
Series 2014-USA A1 3.304%, 9/15/37§	272,399	251,900
Series 2014-USA A2 3.953%, 9/15/37§	575,000	531,732
DC Commercial Mortgage Trust,
Series 2023-DC A 6.314%, 9/12/40§	295,000	299,858
Extended Stay America Trust,
Series 2025-ESH A 4.925%, 10/15/42 (l)§	105,945	106,176
Series 2026-ESH2 A 4.825%, 2/15/43 (l)§	365,399	365,855
FHLMC Multifamily Structured Pass-Through Certificates,
Series K-1512 X1 1.045%, 4/25/34 IO (l)	5,057,814	229,793
GNMA,
Series 2024-67 EI 0.658%, 10/16/65 IO (l)	713,945	38,246
GS Mortgage Securities Corp. Trust,
Series 2012-BWTR A 2.954%, 11/5/34§	219,333	197,337
Series 2013-PEMB A 3.668%, 3/5/33 (l)§	140,000	115,576
Hudson Yards Mortgage Trust,
Series 2026-10HY A 5.086%, 12/10/39 (l)§	885,000	889,582

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2025-BMS A 5.225%, 1/15/42 (l)§	$420,000	$419,219
Morgan Stanley Capital I Trust,
Series 2020-HR8 A4 2.041%, 7/15/53	275,000	248,127
Series 2021-L7 A5 2.574%, 10/15/54	775,000	688,404
Multifamily Connecticut Avenue Securities Trust,
Series 2019-01 M10 6.992%, 10/25/49 (l)§	4,533,110	4,575,025
Series 2023-01 M10 10.128%, 11/25/53 (l)§	6,280,000	7,107,873
Series 2024-01 M7 6.378%, 7/25/54 (l)§	5,204,102	5,254,726
NYC Trust,
Series 2026-9W57 A 5.053%, 6/6/40 (l)§	940,000	935,402
SCOTT Trust,
Series 2023-SFS A 5.910%, 3/10/40§	480,000	485,974
SWCH Commercial Mortgage Trust,
Series 2025-DATA E 6.966%, 2/15/42 (l)§	2,000,000	1,976,319
TCO Commercial Mortgage Trust,
Series 2024-DPM A 4.868%, 12/15/39 (l)§	270,000	270,085
Wells Fargo Commercial Mortgage Trust,
Series 2020-C57 A4 2.118%, 8/15/53	355,000	320,899
Series 2020-C58 A4 2.092%, 7/15/53	100,000	89,185
Series 2021-C60 A4 2.342%, 8/15/54	1,540,000	1,365,403
Series 2021-C61 A4 2.658%, 11/15/54	1,100,000	980,575
Series 2022-C62 A4 4.000%, 4/15/55 (l)	715,000	678,039

Total Commercial Mortgage-Backed Securities		38,940,031

Convertible Bond (0.1%)
Information Technology (0.1%)
Software (0.1%)
IREN Ltd.
(Zero Coupon), 7/1/31 (x)§	769,000	667,877

Total Information Technology		667,877

Total Convertible Bond		667,877

Corporate Bonds (26.8%)
Communication Services (1.9%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.
6.200%, 10/30/56	755,000	750,610
Beacon Point DC LLC
6.129%, 11/30/42§	206,000	208,178
CCO Holdings LLC
5.375%, 6/1/29§	228,000	222,665
6.375%, 9/1/29§	149,000	148,395
4.750%, 2/1/32§	434,000	388,816
4.500%, 6/1/33 (x)§	526,000	457,620
7.375%, 2/1/36 (x)§	375,000	368,925
Level 3 Financing, Inc.
6.875%, 6/30/33 (x)§	294,000	301,565
QTS Fayetteville I Dc1-2 LLC
5.700%, 4/15/36§	2,640,000	2,507,128
SE Cosmos LLC
8.875%, 5/1/31§	258,000	265,018
Space Exploration Technologies Corp. 5.650%, 7/15/33§	1,032,000	1,027,568
Windstream Services LLC
8.250%, 10/1/31§	221,000	233,142
Zayo Group Holdings, Inc.
+ 0.00%), 5.750%, 3/9/30 PIK (k)§	234,831	234,748

		7,114,378

Entertainment (0.1%)
Live Nation Entertainment, Inc.
6.500%, 5/15/27§	150,000	150,060
Take-Two Interactive Software, Inc. 4.950%, 3/28/28	360,000	361,539

		511,599

Interactive Media & Services (0.1%)
Meta Platforms, Inc.
5.625%, 11/15/55	360,000	327,052
6.300%, 5/15/56	365,000	364,924

		691,976

Media (0.7%)
Charter Communications Operating LLC
6.100%, 6/1/29	395,000	404,551
Cox Communications, Inc.
5.950%, 9/1/54§	775,000	668,562
Discovery Global Holdings, Inc.
5.050%, 3/15/42	148,000	108,420
Gray Media, Inc.
10.500%, 7/15/29§	94,000	99,192
4.750%, 10/15/30§	450,000	323,212
9.625%, 7/15/32§	151,000	145,454
McGraw-Hill Education, Inc.
8.000%, 8/1/29§	539,000	539,242
Neptune Bidco US, Inc.
9.290%, 4/15/29§	577,000	587,819
9.500%, 2/15/33§	154,000	155,729
Nexstar Media, Inc.
6.500%, 9/15/33§	234,000	233,785
Omnicom Group, Inc.
5.000%, 6/2/33	291,000	286,018
Outfront Media Capital LLC
4.250%, 1/15/29§	27,000	26,244
Sirius XM Radio LLC
3.125%, 9/1/26§	112,000	111,742
5.500%, 7/1/29§	304,000	302,793
3.875%, 9/1/31 (x)§	334,000	303,731
Univision Communications, Inc.
8.500%, 7/31/31§	482,000	483,480

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
VZ Secured Financing BV
5.000%, 1/15/32§	$330,000	$288,483

		5,068,457

Wireless Telecommunication Services (0.1%)
SoftBank Corp. 4.699%, 7/9/30§	220,000	217,249
Vodafone Group plc
6.100%, 6/18/56	744,000	732,573

		949,822

Total Communication Services		14,336,232

Consumer Discretionary (2.8%)
Automobile Components (0.3%)
Clarios Global LP
6.750%, 5/15/28§	451,000	458,721
6.750%, 2/15/30§	140,000	144,270
6.750%, 9/15/32§	372,000	378,938
Denso Corp.
1.239%, 9/16/26§	565,000	561,124
Forvia SE
8.000%, 6/15/30§	220,000	231,642
ZF North America Capital, Inc.
7.500%, 3/24/31§	190,000	191,134

		1,965,829

Automobiles (0.4%)
General Motors Co.
5.625%, 4/15/30	271,000	277,794
Hyundai Capital America
4.750%, 6/18/29§	418,000	416,684
5.150%, 3/27/30§	470,000	473,620
5.000%, 4/7/31§	307,000	306,780
Mercedes-Benz Finance North America LLC
4.250%, 3/10/29§	369,000	364,450
Nissan Motor Acceptance Co. LLC
5.550%, 9/13/29§	365,000	355,999
Volkswagen Group of America Finance LLC
5.250%, 3/22/29§	670,000	675,258

		2,870,585

Broadline Retail (0.2%)
Amazon.com, Inc.
5.800%, 3/13/56	784,000	779,474
eBay, Inc.
4.250%, 3/6/29	345,000	341,104
Getty Images, Inc.
14.000%, 3/1/28§	404,000	339,360
K2016470219 South Africa Ltd.
3.000%, 12/31/22 (h)(r)§	245,575	—

		1,459,938

Distributors (0.4%)
ADI Escrow Issuer LLC
7.125%, 7/15/34§	164,000	166,955
Core & Main LP
6.000%, 7/1/34§	99,000	99,247
Genuine Parts Co.
4.950%, 8/15/29	435,000	434,093
LKQ Corp.
5.750%, 6/15/28	360,000	364,977
RB Global Holdings, Inc.
6.750%, 3/15/28§	374,000	378,686
7.750%, 3/15/31§	652,000	675,733
Resideo Funding, Inc.
6.500%, 7/15/32§	192,000	192,945
S&S Holdings LLC
8.375%, 10/1/31§	394,000	372,578
Velocity Vehicle Group LLC 8.000%, 6/1/29§	240,000	237,000
Windsor Holdings III LLC
8.500%, 6/15/30§	441,000	458,808

		3,381,022

Diversified Consumer Services (0.1%)
Service Corp. International
5.750%, 10/15/32	202,000	202,832
Wand NewCo 3, Inc.
7.625%, 1/30/32§	216,000	223,085

		425,917

Hotels, Restaurants & Leisure (0.9%)
1011778 BC ULC
3.875%, 1/15/28§	294,000	287,470
5.625%, 9/15/29§	207,000	208,017
A&K Travel Group Holdings Ltd.
7.500%, 5/15/33§	200,000	201,890
Caesars Entertainment, Inc.
7.000%, 2/15/30§	834,000	837,261
Carnival Corp. Ltd.
7.000%, 8/15/29§	202,000	209,323
5.750%, 8/1/32§	222,000	224,284
Churchill Downs, Inc.
5.750%, 4/1/30§	427,000	426,274
Flutter Treasury DAC
6.375%, 4/29/29§	200,000	202,996
5.875%, 6/4/31§	202,000	200,885
Hilton Domestic Operating Co., Inc.
5.500%, 9/15/31§	155,000	155,194
5.500%, 3/31/34§	203,000	200,765
Hyatt Hotels Corp.
5.250%, 6/30/29	355,000	360,234
Kingpin Intermediate Holdings LLC
7.250%, 10/15/32§	240,000	203,242
Las Vegas Sands Corp.
5.625%, 6/15/28	525,000	531,473
5.300%, 5/15/31	56,000	55,822
Lindblad Expeditions LLC
7.000%, 9/15/30§	169,000	174,523
NCL Corp. Ltd.
6.750%, 2/1/32§	152,000	151,479
Ontario Gaming GTA LP
8.000%, 8/1/30§	324,000	320,685
Sabre GLBL, Inc.
11.125%, 7/15/30§	234,000	224,017
Scientific Games Holdings LP
6.625%, 3/1/30§	267,000	228,261
Six Flags Entertainment Corp.
8.625%, 1/15/32§	222,000	228,560

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Station Casinos LLC
4.500%, 2/15/28§	$182,000	$179,250
Viking Cruises Ltd.
7.000%, 2/15/29§	266,000	266,032
Voyager Parent LLC
9.250%, 7/1/32§	160,000	169,090
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	207,000	203,280
5.625%, 3/1/33§	127,000	125,138

		6,575,445

Household Durables (0.2%)
Century Communities, Inc.
6.625%, 9/15/33§	187,000	188,578
Newell Brands, Inc.
8.500%, 6/1/28§	240,000	251,035
6.625%, 5/15/32 (x)	266,000	269,325
Panasonic Holdings Corp.
5.362%, 7/8/36§	265,000	265,041
Sekisui House US, Inc.
3.966%, 8/6/61	360,000	238,025
Whirlpool Corp.
7.875%, 7/1/34§	212,000	213,230

		1,425,234

Leisure Products (0.0%)†
Hasbro, Inc. 4.650%, 3/12/31	200,000	197,292
Polaris, Inc.
5.600%, 3/1/31	200,000	200,178

		397,470

Specialty Retail (0.2%)
AutoNation, Inc.
4.450%, 1/15/29	294,000	290,928
EG Global Finance plc
12.000%, 11/30/28§	400,000	425,556
Gee Automotive Holdings LLC
7.250%, 3/1/31§	232,000	234,777
Global Auto Holdings Ltd.
8.375%, 1/15/29§	400,000	393,720
Group 1 Automotive, Inc.
4.000%, 8/15/28§	104,000	101,330

		1,446,311

Textiles, Apparel & Luxury Goods (0.1%)
Champ Acquisition Corp.
8.375%, 12/1/31§	312,000	326,277
PVH Corp.
5.500%, 6/13/30	429,000	431,879
William Carter Co. (The)
7.375%, 2/15/31 (x)§	200,000	206,432

		964,588

Total Consumer Discretionary		20,912,339

Consumer Staples (1.1%)
Beverages (0.1%)
Bacardi-Martini BV
5.550%, 2/1/30§	565,000	575,297
Molson Coors Beverage Co.
5.500%, 7/8/36	26,000	26,184
Primo Water Holdings, Inc.
6.250%, 4/1/29§	92,000	92,094
4.375%, 4/30/29§	203,000	198,179
Suntory Holdings Ltd.
5.124%, 6/11/29§	240,000	242,434

		1,134,188

Consumer Staples Distribution & Retail (0.2%)
Alimentation Couche-Tard, Inc.
4.148%, 9/29/28§	660,000	653,433
Performance Food Group, Inc.
6.125%, 9/15/32§	159,000	161,023
5.625%, 3/1/34§	290,000	284,734
US Foods, Inc.
4.750%, 2/15/29§	122,000	120,574
7.250%, 1/15/32§	293,000	303,627

		1,523,391

Food Products (0.4%)
Campbell’s Co. (The)
4.550%, 3/21/31	451,000	439,089
Darling Ingredients, Inc.
6.000%, 6/15/30§	398,000	400,615
Fiesta Purchaser, Inc.
9.625%, 9/15/32§	219,000	213,733
Froneri Lux FinCo. Sarl
6.000%, 8/1/32§	222,000	217,560
JBS NV
6.250%, 3/1/56	430,000	420,348
McCormick & Co., Inc.
4.150%, 2/15/29	185,000	182,971
Post Holdings, Inc.
4.625%, 4/15/30§	312,000	301,470
6.250%, 2/15/32§	241,000	244,239
6.500%, 3/15/36§	192,000	190,218
Simmons Foods, Inc.
4.625%, 3/1/29§	180,000	173,619
Viking Baked Goods Acquisition Corp.
8.625%, 11/1/31§	532,000	536,985

		3,320,847

Household Products (0.2%)
Clorox Co. (The)
4.700%, 5/15/31	609,000	605,190
Energizer Holdings, Inc.
4.750%, 6/15/28§	465,000	461,061
4.375%, 3/31/29§	94,000	91,020

		1,157,271

Personal Care Products (0.0%)†
Opal Bidco SAS
6.500%, 3/31/32§	200,000	203,766
Prestige Brands, Inc.
6.250%, 7/15/34§	137,000	137,000

		340,766

Tobacco (0.2%)
Imperial Brands Finance plc
4.500%, 6/30/28§	505,000	502,459
5.500%, 7/7/36§	725,000	720,421

		1,222,880

Total Consumer Staples		8,699,343

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Energy (1.4%)
Energy Equipment & Services (0.1%)
Helmerich & Payne, Inc.
5.500%, 12/1/34	$300,000	$295,183
Transocean International Ltd.
8.750%, 2/15/30§	164,500	170,491
WBI Operating LLC
6.500%, 10/15/33§	386,000	387,687

		853,361

Oil, Gas & Consumable Fuels (1.3%)
Antero Midstream Partners LP
5.750%, 1/15/28§	152,000	152,217
5.750%, 7/1/34§	426,000	420,015
APA Corp.
6.750%, 2/15/55	363,000	379,165
Blue Racer Midstream LLC
7.250%, 7/15/32§	182,000	187,717
Chevron USA, Inc.
4.687%, 4/15/30	420,000	422,839
Columbia Pipelines Operating Co. LLC
5.507%, 5/15/36§	325,000	326,423
Crescent Energy Finance LLC
7.625%, 4/1/32§	384,000	387,444
Delek Logistics Partners LP
8.625%, 3/15/29§	251,000	260,515
7.375%, 6/30/33§	255,000	260,243
6.875%, 6/1/34§	357,000	355,972
Genesis Energy LP
7.875%, 5/15/32	402,000	415,338
6.750%, 3/15/34	296,000	293,990
Kinetik Holdings LP
6.625%, 12/15/28§	74,000	75,078
5.875%, 6/15/30§	394,000	395,407
NFE Brazil Financing Ltd.
12.000%, 5/15/29 PIK (r)§	588,237	532,407
NFE Financing LLC
12.000%, 11/15/29(h)§	2,876,400	934,830
NGL Energy Operating LLC
8.375%, 2/15/32§	586,000	609,405
Northern Oil & Gas, Inc.
7.875%, 10/15/33§	248,000	246,450
ONEOK, Inc.
6.250%, 10/15/55	293,000	293,707
Permian Resources Operating LLC
5.875%, 7/1/29§	144,000	143,755
6.250%, 2/1/33§	204,000	208,080
Summit Midstream Holdings LLC
8.625%, 10/31/29§	788,000	821,734
Sunoco LP
4.500%, 5/15/29	134,000	130,716
7.250%, 5/1/32§	228,000	235,952
5.625%, 7/15/34§	369,000	359,860
Targa Resources Corp.
6.125%, 5/15/55	319,000	319,254
6.050%, 5/15/56	124,000	122,755
Western Midstream Operating LP
7.250%, 4/1/30§	212,000	221,897
5.700%, 7/1/36	345,000	345,247

		9,858,412

Total Energy		10,711,773

Financials (9.9%)
Banks (3.6%)
ABN AMRO Bank NV (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.339%, 9/18/27 (k)§	400,000	401,420
Armor Holdco, Inc. 8.500%, 11/15/29§	452,000	454,522
Bank of America Corp. (SOFR + 0.87%), 4.477%, 4/23/30(k)	1,028,000	1,020,705
Bank of America NA 5.526%, 8/18/26	510,000	510,601
Bank of Montreal
(United States SOFR Compounded Index + 0.67%), 5.004%, 1/27/29 (k)	295,000	296,932
Series J (SOFR + 1.21%), 5.298%, 6/2/37 (k)	232,000	232,400
Bank of Nova Scotia (The) (SOFR + 1.09%), 4.338%, 9/15/31 (k)	401,000	392,742
Banque Federative du Credit Mutuel SA 5.194%, 2/16/28§	275,000	277,637
Barclays plc (SOFR + 0.91%), 4.911%, 6/26/30 (k)	572,000	572,053
BNP Paribas SA (SOFR + 0.94%), 4.892%, 6/30/30 (k)§	659,000	659,215
Canadian Imperial Bank of Commerce
(SOFR + 1.03%), 4.857%, 3/30/29 (k)	745,000	747,659
(United States SOFR Compounded Index + 1.01%), 5.051%, 6/16/32 (k)	410,000	412,072
Citigroup, Inc. (SOFR + 1.14%), 4.643%, 5/7/28 (k)	1,010,000	1,010,643
Credit Agricole SA (SOFR + 1.17%), 4.656%, 1/12/32 (k)§	616,000	606,576
Danske Bank A/S (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.98%), 4.999%, 3/27/32 (k)§	745,000	745,284
DNB Bank ASA (SOFR + 1.13%), 4.832%, 3/30/32 (k)§	920,000	916,604
Federation des Caisses Desjardins du Quebec
4.565%, 8/26/30§	370,000	367,482
5.021%, 5/27/31§	470,000	473,928
Fifth Third Bank NA (SOFR + 0.81%), 4.967%, 1/28/28 (k)	250,000	250,562

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
First-Citizens Bank & Trust Co. (SOFR + 1.15%), 5.097%, 7/13/29 (k)	$265,000	$265,373
HSBC Holdings plc
(SOFR + 1.04%), 5.130%, 11/19/28 (k)	200,000	201,184
(SOFR + 0.94%), 4.711%, 5/12/30 (k)	625,000	621,836
(SOFR + 1.21%), 4.675%, 3/10/32 (k)	758,000	747,139
Huntington Bancshares, Inc.
(SOFR + 2.02%), 6.208%, 8/21/29 (k)	295,000	303,730
(SOFR + 1.28%), 5.272%, 1/15/31 (k)	155,000	156,878
Intesa Sanpaolo SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.200%, 6/29/32 (k)§	646,000	647,941
JPMorgan Chase & Co.
(SOFR + 1.26%), 5.148%, 4/23/37 (k)	368,000	365,316
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.60%), 4.241%, 2/10/30 (k)	200,000	197,362
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 4.782%, 7/13/30 (k)	1,039,000	1,037,981
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.711%, 7/8/31 (k)	720,000	715,702
Morgan Stanley Private Bank NA
(SOFR + 1.02%), 4.465%, 11/19/31 (k)	910,000	894,326
National Bank of Canada
4.500%, 10/10/29	510,000	506,672
National Securities Clearing Corp.
4.700%, 6/9/31§	250,000	250,170
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 4.983%, 6/18/32 (k)	395,000	395,225
NatWest Markets plc
4.893%, 3/27/31§	683,000	683,890
Pinnacle Financial Partners, Inc.
(SOFR + 1.70%), 5.596%, 5/19/32 (k)	442,000	442,652
Royal Bank of Canada
(SOFR + 0.89%), 4.498%, 8/6/29 (k)	1,045,000	1,041,262
Santander Holdings USA, Inc.
(SOFR + 1.60%), 5.701%, 6/5/37 (k)	430,000	430,563
Santander UK Group Holdings plc
(United States SOFR Compounded Index + 1.58%), 5.136%, 9/22/36 (k)	275,000	266,895
Societe Generale SA
(SOFR + 1.65%), 5.512%, 5/22/31 (k)§	300,000	304,338
(SOFR + 1.28%), 5.371%, 5/27/32 (k)§	1,010,000	1,016,811
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.77%), 4.299%, 1/13/30 (k)§	345,000	340,779
Sumitomo Mitsui Financial Group, Inc.
(SOFR + 1.05%), 4.934%, 7/7/32 (k)	780,000	778,275
Swedbank AB
6.136%, 9/12/26§	380,000	381,238
5.407%, 3/14/29§	360,000	367,739
Toronto-Dominion Bank (The)
4.866%, 4/22/33	293,000	291,021
Truist Bank
(SOFR + 0.77%), 4.420%, 7/24/28 (k)	600,000	598,824
US Bank NA
(SOFR + 0.69%), 4.507%, 10/22/27 (k)	510,000	510,137
Wells Fargo & Co.
(SOFR + 0.74%), 4.182%, 1/23/30 (k)	611,000	602,328
(SOFR + 0.97%), 4.844%, 5/20/32 (k)	1,099,000	1,096,144

		26,808,768

Capital Markets (2.4%)
Antares Holdings LP
3.750%, 7/15/27§	375,000	368,022
6.625%, 6/10/31§	250,000	250,149
Apollo Debt Solutions BDC
5.875%, 8/30/30	147,000	145,413
Ares Capital Corp.
5.550%, 1/15/30	260,000	258,611
Ares Strategic Income Fund
5.700%, 3/15/28	300,000	299,552
Aretec Group, Inc.
10.000%, 8/15/30§	145,000	152,692
Bain Capital Specialty Finance, Inc.
2.550%, 10/13/26	193,000	191,847
5.950%, 3/15/30	105,000	102,287
5.950%, 3/1/31	201,000	194,184
Barings BDC, Inc.
5.200%, 9/15/28	294,000	288,487
BGC Group, Inc.
6.150%, 4/2/30	155,000	158,326
Blackstone Private Credit Fund
5.950%, 5/15/31	155,000	152,678

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Blackstone Secured Lending Fund
5.900%, 5/21/31	$107,000	$105,459
Blue Owl Capital Corp.
6.300%, 8/15/31	185,000	184,078
Blue Owl Credit Income Corp.
7.950%, 6/13/28	137,000	141,758
6.550%, 10/15/31§	298,000	296,816
Blue Owl Technology Finance Corp.
6.750%, 4/4/29 (x)	335,000	336,019
6.500%, 10/15/29	125,000	123,898
Cantor Fitzgerald LP
7.200%, 12/12/28§	275,000	285,193
Carlyle Secured Lending, Inc.
5.750%, 2/15/31	245,000	235,519
Charles Schwab Corp. (The)
(SOFR + 1.28%), 5.493%, 5/21/37 (k)	201,000	204,158
Deutsche Bank AG
(SOFR + 1.72%), 5.297%, 5/9/31 (k)	615,000	621,163
(SOFR + 1.30%), 4.950%, 8/4/31 (k)	320,000	318,746
FS KKR Capital Corp.
7.875%, 1/15/29	150,000	153,720
6.125%, 1/15/30	145,000	141,168
Goldman Sachs Group, Inc. (The)
(SOFR + 0.71%), 4.148%, 1/21/29 (k)	993,000	983,778
(SOFR + 1.34%), 5.094%, 4/20/34 (k)	565,000	563,322
(SOFR + 1.33%), 4.939%, 10/21/36 (k)	392,000	380,364
Golub Capital BDC, Inc.
2.500%, 8/24/26	3,248,000	3,236,332
7.050%, 12/5/28	51,000	52,348
Golub Capital Private Credit Fund
5.450%, 8/15/28	95,000	93,798
Hercules Capital, Inc.
3.375%, 1/20/27	310,000	306,723
5.350%, 2/10/29	185,000	183,083
HPS Corporate Lending Fund
5.450%, 11/15/30	215,000	207,806
5.650%, 4/2/31§	235,000	227,979
ING Bank NV
4.711%, 7/7/31§	1,300,000	1,298,069
Jefferies Financial Group, Inc.
5.125%, 4/28/31	500,000	493,045
LPL Holdings, Inc.
5.150%, 6/15/30	285,000	286,034
Main Street Capital Corp.
3.000%, 7/14/26	35,000	34,967
6.500%, 6/4/27	245,000	247,555
5.400%, 8/15/28	13,000	12,915
Marex Group plc
5.829%, 5/8/28	175,000	176,166
6.404%, 11/4/29	246,000	251,579
Morgan Stanley
(SOFR + 1.11%), 5.230%, 1/15/31 (k)	295,000	298,162
(SOFR + 0.95%), 4.493%, 1/16/32 (k)	448,000	439,119
MSD Investment Corp.
6.375%, 6/12/29§	62,000	62,135
6.250%, 5/31/30	135,000	133,598
6.125%, 2/5/31§	90,000	87,879
Nomura Holdings, Inc.
5.166%, 7/14/31	453,000	454,584
North Haven Private Income Fund LLC
5.125%, 9/25/28§	160,000	156,004
Sixth Street Lending Partners
6.500%, 3/11/29	189,000	192,652
State Street Corp.
(SOFR + 0.91%), 4.558%, 4/23/32 (k)	490,000	483,164
TPG Operating Group II LP
5.375%, 1/15/36	174,000	169,280
Trinity Capital, Inc.
7.000%, 5/21/31	195,000	197,556
UBS Group AG
(SOFR + 1.29%), 4.844%, 11/6/33 (k)§	404,000	396,582

		17,816,521

Consumer Finance (0.9%)
AerCap Ireland Capital DAC
4.125%, 2/28/29	595,000	586,330
Ally Financial, Inc.
(SOFR + 1.78%), 5.548%, 7/31/33 (k)	581,000	574,886
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.550%, 9/15/26 (k)(y)	530,000	527,350
(SOFR + 0.87%), 4.456%, 2/10/32 (k)	373,000	367,167
Avolon Holdings Funding Ltd.
4.950%, 1/15/28§	384,000	384,849
4.950%, 10/15/32§	345,000	336,858
Capital One Financial Corp.
(SOFR + 2.44%), 7.149%, 10/29/27 (k)	335,000	337,705
(SOFR + 1.15%), 4.722%, 1/30/32 (k)	216,000	212,590
General Motors Financial Co., Inc.
4.750%, 4/6/29	495,000	494,573
GGAM Finance Ltd.
8.000%, 2/15/27§	172,000	172,105
8.000%, 6/15/28§	240,000	248,184
Macquarie Airfinance Holdings Ltd.
5.200%, 3/27/28§	300,000	300,520
Mitsubishi HC Finance America LLC
5.150%, 10/24/29§	555,000	559,063

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Stellantis Financial Services US Corp.
4.950%, 9/15/28§	$410,000	$406,707
5.400%, 6/15/29§	275,000	274,012
Synchrony Financial
(United States SOFR Compounded Index + 2.13%), 5.935%, 8/2/30 (k)	285,000	290,635
(SOFR + 1.68%), 5.450%, 3/6/31 (k)	185,000	184,948
(SOFR + 1.53%), 4.947%, 2/25/32 (k)	110,000	107,099
Toyota Motor Credit Corp.
Series B 4.600%, 3/11/33	360,000	352,991

		6,718,572

Financial Services (0.9%)
Atlas Warehouse Lending Co. LP
6.250%, 1/15/30§	250,000	257,833
4.950%, 11/15/30§	305,000	300,444
Block Financial LLC
5.375%, 9/15/32 (x)	395,000	387,404
Block, Inc.
6.000%, 8/15/33§	126,000	126,703
Enact Holdings, Inc.
6.250%, 5/28/29	414,000	425,581
Experian Finance US, Inc.
5.350%, 8/24/36§	430,000	428,874
Freedom Mortgage Holdings LLC
9.250%, 2/1/29§	237,000	246,051
8.375%, 4/1/32§	250,000	253,815
Global Payments, Inc.
4.875%, 11/15/30	600,000	589,990
ION Platform Finance US, Inc.
7.875%, 9/30/32§	400,000	290,080
Mastercard, Inc.
4.600%, 6/8/31	727,000	726,622
Nationwide Building Society
5.127%, 7/29/29§	342,000	345,921
NTT Finance Corp.
4.741%, 3/31/28§	324,000	324,222
PayPal Holdings, Inc.
4.950%, 6/1/31	402,000	402,040
Rocket Cos., Inc.
6.125%, 8/1/31§	510,000	520,888
6.500%, 6/15/34§	317,000	325,106
Shift4 Payments LLC
6.750%, 8/15/32§	481,000	482,203
Western Union Co. (The)
4.750%, 6/15/29	297,000	294,363

		6,728,140

Insurance (2.1%)
Acrisure LLC
8.250%, 2/1/29§	488,000	458,178
American National Global Funding
4.625%, 12/15/28§	257,000	254,169
5.250%, 6/3/30§	240,000	240,382
American National Group, Inc.
6.000%, 7/15/35 (x)	233,000	232,223
Ardonagh Finco Ltd.
7.750%, 2/15/31§	200,000	202,208
Ardonagh Group Finance Ltd.
8.875%, 2/15/32§	200,000	194,124
Asurion LLC
8.000%, 12/31/32§	239,000	241,390
8.375%, 2/1/34§	97,000	89,483
Athene Global Funding
4.830%, 5/9/28§	50,000	49,860
5.133%, 6/1/29§	393,000	393,644
5.380%, 1/7/30§	470,000	471,545
Brighthouse Financial Global Funding
5.550%, 4/9/27§	610,000	612,610
Broadstreet Partners Group LLC
5.875%, 4/15/29§	250,000	243,045
CNO Global Funding
4.375%, 9/8/28§	460,000	454,770
4.700%, 12/11/30§	15,000	14,765
5.200%, 6/11/31§	580,000	580,832
Corebridge Global Funding
5.200%, 6/24/29§	425,000	429,148
F&G Global Funding
4.650%, 9/8/28§	103,000	101,551
4.500%, 1/9/29§	650,000	637,400
Fairfax Financial Holdings Ltd.
6.200%, 6/8/56 (x)§	745,000	742,483
Fortitude Global Funding
4.625%, 10/6/28§	305,000	301,808
GA Global Funding Trust
5.500%, 4/1/32§	305,000	303,696
Guardian Life Global Funding
4.809%, 6/1/31§	430,000	430,287
HUB International Ltd.
7.250%, 6/15/30§	308,000	315,601
Jackson National Life Global Funding
4.700%, 6/5/28§	420,000	418,557
4.550%, 9/9/30§	159,000	155,751
5.250%, 6/16/31§	159,000	158,920
Lincoln Financial Global Funding
4.625%, 5/28/28§	400,000	399,681
4.200%, 1/12/29§	260,000	256,253
4.950%, 5/21/31§	123,000	122,382
Massachusetts Mutual Life Insurance Co.
5.950%, 6/1/56§	820,000	816,656
Mercury General Corp.
6.250%, 6/15/36	210,000	213,871
NLG Global Funding
5.400%, 1/23/30§	145,000	147,357
4.350%, 9/15/30§	440,000	430,124
Old Republic International Corp.
5.700%, 6/1/36	548,000	550,942
Pacific Life Global Funding II
4.850%, 2/10/30§	575,000	576,934
Principal Life Global Funding II
4.650%, 5/18/29§	456,000	454,803
RGA Global Funding
4.600%, 11/25/30§	178,000	175,514
5.100%, 5/26/31§	505,000	507,235

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Sammons Financial Group Global Funding
4.950%, 6/12/30§	$675,000	$671,735
5.100%, 6/22/31§	361,000	359,819
SBL Holdings, Inc.
5.900%, 9/26/28 (x)§	7,000	6,809
7.200%, 10/30/34 (x)§	455,000	424,947
SiriusPoint Ltd.
7.000%, 4/5/29	332,000	346,817
Sompo Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.411%, 4/22/37 (k)§	205,000	201,067
Western-Southern Global Funding
4.500%, 7/16/28§	433,000	430,436
4.700%, 12/10/32§	300,000	291,134

		16,112,946

Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
Starwood Property Trust, Inc. (REIT)
6.500%, 7/1/30 (x)§	138,000	140,848
6.125%, 6/1/31§	263,000	264,718

		405,566

Total Financials		74,590,513

Health Care (0.8%)
Biotechnology (0.1%)
Amgen, Inc.
5.650%, 2/19/56	310,000	302,971
BioMarin Pharmaceutical, Inc.
5.500%, 2/15/34§	200,000	195,688

		498,659

Health Care Equipment & Supplies (0.1%)
GE HealthCare Technologies, Inc.
4.150%, 12/15/28	151,000	149,768
Medline Borrower LP
5.250%, 10/1/29§	206,000	204,486
Neogen Food Safety Corp.
8.625%, 7/20/30§	381,000	400,625

		754,879

Health Care Providers & Services (0.4%)
Cardinal Health, Inc.
5.000%, 11/15/29	825,000	832,920
Encompass Health Corp.
5.875%, 6/1/34 (x)§	181,000	180,734
HealthEquity, Inc.
4.500%, 10/1/29§	370,000	359,407
Star Parent, Inc.
9.000%, 10/1/30§	286,000	299,228
Surgery Center Holdings, Inc.
7.250%, 4/15/32§	494,000	500,486
Universal Health Services, Inc.
4.625%, 10/15/29	230,000	226,912
US Acute Care Solutions LLC
9.750%, 5/15/29§	596,000	559,304

		2,958,991

Health Care Technology (0.2%)
IQVIA, Inc.
5.700%, 5/15/28	550,000	558,784
6.250%, 2/1/29	293,000	302,958
6.250%, 6/1/32§	384,000	390,363

		1,252,105

Life Sciences Tools & Services (0.0%)†
Illumina, Inc.
4.650%, 9/9/26	320,000	320,347

Pharmaceuticals (0.0%)†
1261229 BC Ltd.
10.000%, 4/15/32§	200,000	202,500

Total Health Care		5,987,481

Industrials (3.0%)
Aerospace & Defense (0.1%)
Goat Holdco LLC
6.750%, 2/1/32§	337,000	344,882
Moog, Inc.
5.500%, 10/15/34§	210,000	207,155

		552,037

Building Products (0.2%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30§	192,000	194,076
Ameritex Holdco Intermediate LLC
7.625%, 8/15/33§	335,000	349,981
EMRLD Borrower LP
6.625%, 12/15/30§	480,000	490,824
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28§	218,000	216,899
Standard Building Solutions, Inc.
5.875%, 3/15/34§	373,000	359,012

		1,610,792

Commercial Services & Supplies (1.0%)
ACCO Brands Corp.
4.250%, 3/15/29§	316,000	293,627
ADT Security Corp. (The)
5.875%, 10/15/33§	316,000	310,075
Allied Universal Holdco LLC
6.000%, 6/1/29§	48,000	47,715
6.875%, 6/15/30§	222,000	227,699
7.875%, 2/15/31§	246,000	257,222
APi Group DE, Inc.
5.750%, 6/1/34§	311,000	308,279
Aramark Services, Inc.
5.000%, 2/1/28§	853,000	849,767
Clarivate Science Holdings Corp.
4.875%, 7/1/29§	328,000	293,101
Element Fleet Management Corp.
4.800%, 5/29/29§	190,000	189,697
4.641%, 11/24/30§	531,000	523,715
Garda World Security Corp.
7.750%, 2/15/28§	150,000	152,187
6.000%, 6/1/29§	305,000	299,757

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
6.500%, 1/15/31§	$153,000	$154,986
8.250%, 8/1/32§	148,000	151,231
8.375%, 11/15/32§	484,000	494,788
GFL Environmental Holdings US, Inc.
5.500%, 2/1/34§	253,000	247,376
GFL Environmental, Inc.
4.750%, 6/15/29§	116,000	114,125
Madison IAQ LLC
5.875%, 6/30/29§	318,000	317,574
Raven Acquisition Holdings LLC
6.875%, 11/15/31§	370,000	361,516
Republic Services, Inc.
4.750%, 7/15/31	469,000	470,455
Veritiv Operating Co.
10.500%, 11/30/30§	590,000	603,275
Williams Scotsman, Inc.
7.375%, 10/1/31§	362,000	374,250

		7,042,417

Construction & Engineering (0.2%)
AECOM
6.000%, 8/1/33§	264,000	263,916
Arcosa, Inc.
6.875%, 8/15/32§	200,000	208,632
Dycom Industries, Inc.
4.500%, 4/15/29§	242,000	236,262
Granite Construction, Inc.
6.375%, 6/15/34§	253,000	257,716
Weekley Homes LLC
4.875%, 9/15/28§	196,000	193,138
WSP Global, Inc.
5.714%, 9/18/36§	431,000	425,787

		1,585,451

Electrical Equipment (0.0%)†
EnerSys
6.625%, 1/15/32§	198,000	202,130

Ground Transportation (0.4%)
Beacon Mobility Corp.
7.250%, 8/1/30§	327,000	339,426
ERAC USA Finance LLC
5.250%, 4/30/36§	282,000	281,119
Fedex Freight Holding Co., Inc.
4.650%, 3/15/31§	444,000	436,298
GB AIT Buyer, Inc.
8.750%, 4/30/34§	137,000	137,200
Genesee & Wyoming, Inc.
6.250%, 4/15/32§	150,000	152,038
NESCO Holdings II, Inc.
5.500%, 4/15/29§	461,000	459,110
Synergy Infrastructure Holdings LLC
7.875%, 12/1/30§	227,000	237,508
7.000%, 7/15/34§	50,000	50,750
Watco Cos. LLC
7.125%, 8/1/32§	443,000	454,208
XPO, Inc.
7.125%, 6/1/31§	294,000	303,623

		2,851,280

Machinery (0.5%)
ATS Corp.
4.125%, 12/15/28§	316,000	307,664
Chart Industries, Inc.
7.500%, 1/1/30§	542,000	559,994
CNH Industrial Capital LLC
4.750%, 3/21/28	233,000	233,554
4.500%, 10/16/30	237,000	233,571
4.950%, 6/25/31	1,035,000	1,034,419
Columbus McKinnon Corp.
7.125%, 2/1/33 (x)§	156,000	156,009
Daimler Truck Finance North America LLC
4.650%, 10/12/30§	445,000	440,619
Enpro, Inc.
6.125%, 6/1/33§	146,000	148,114
Esab Corp.
6.250%, 4/15/29§	92,000	93,213
5.625%, 4/1/31§	108,000	107,925
Lsf12 Helix Parent LLC
7.125%, 2/1/33§	225,000	217,690
Terex Corp.
6.250%, 10/15/32§	230,000	232,583

		3,765,355

Passenger Airlines (0.0%)†
Southwest Airlines Co.
4.375%, 11/15/28	233,000	231,293

Professional Services (0.1%)
Automatic Data Processing, Inc.
5.000%, 5/7/36	214,000	212,167
Equifax, Inc.
5.100%, 6/1/28	295,000	297,270
VT Topco, Inc.
8.500%, 8/15/30 (x)§	409,000	415,135

		924,572

Trading Companies & Distributors (0.5%)
Aircastle Ltd.
2.850%, 1/26/28§	430,000	416,848
6.500%, 7/18/28§	190,000	195,646
Aviation Capital Group LLC
4.250%, 4/30/29§	124,000	121,834
5.125%, 4/10/30§	315,000	315,921
GATX Corp.
5.400%, 3/15/27	200,000	200,870
Herc Holdings, Inc.
6.000%, 3/15/34§	153,000	151,948
Mitsubishi Corp.
5.000%, 7/2/29§	310,000	313,354
Sumisho Air Lease Corp.
4.500%, 3/24/29§	887,000	879,290
United Rentals North America, Inc.
6.000%, 12/15/29§	230,000	233,572
WESCO Distribution, Inc.
6.375%, 3/15/29§	152,000	154,701
6.625%, 3/15/32§	216,000	222,588
6.375%, 3/15/33§	189,000	193,686
5.500%, 4/15/34§	109,000	107,864

		3,508,122

Total Industrials		22,273,449

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Information Technology (2.0%)
Electronic Equipment, Instruments & Components (0.2%)
Arrow Electronics, Inc.
5.150%, 8/21/29	$440,000	$444,057
Flex Ltd.
6.000%, 1/15/28	290,000	294,743
Jabil, Inc.
4.200%, 2/1/29	236,000	232,808
TD SYNNEX Corp.
4.300%, 1/17/29	305,000	301,159
Zebra Technologies Corp.
6.500%, 6/1/32§	184,000	186,221

		1,458,988

IT Services (0.4%)
Ahead DB Holdings LLC
6.625%, 5/1/28 (x)§	124,000	123,477
CGI, Inc.
4.950%, 3/14/30	586,000	584,078
DXC Technology Co.
2.375%, 9/15/28 (x)	465,000	437,599
Gartner, Inc.
5.600%, 11/20/35	737,000	697,907
ION Platform Finance US, Inc.
4.625%, 5/1/28§	334,000	303,940
5.750%, 5/15/28§	400,000	366,852
Unisys Corp.
10.625%, 1/15/31§	322,000	302,416
VeriSign, Inc.
5.100%, 7/15/31 (x)	340,000	341,305

		3,157,574

Semiconductors & Semiconductor Equipment (0.3%)
Amkor Technology, Inc.
5.875%, 10/1/33§	263,000	263,083
Intel Corp.
6.125%, 5/15/56	298,000	297,396
Microchip Technology, Inc.
5.050%, 2/15/30	325,000	326,560
NVIDIA Corp.
5.625%, 6/15/56	887,000	883,868
NXP BV
4.300%, 8/19/28	305,000	302,615
Qnity Electronics, Inc.
6.250%, 8/15/33§	215,000	218,642

		2,292,164

Software (1.1%)
AthenaHealth Group, Inc.
6.500%, 2/15/30§	546,000	523,319
Capstone Borrower, Inc.
8.000%, 6/15/30§	440,000	417,846
Cloud Software Group LLC
6.500%, 3/31/29§	194,000	188,384
9.000%, 9/30/29§	552,000	535,418
8.250%, 6/30/32§	262,000	245,167
Ellucian Holdings, Inc.
6.500%, 12/1/29§	289,000	279,969
Gen Digital, Inc.
7.125%, 9/30/30 (x)§	267,000	271,235
Intuit, Inc.
5.500%, 6/15/36	750,000	746,470
McAfee Corp.
7.375%, 2/15/30 (x)§	480,000	408,000
NCR Voyix Corp.
5.000%, 10/1/28§	242,000	235,950
5.125%, 4/15/29§	194,000	188,582
OAK-Eagle Acquireco, Inc.
7.250%, 7/1/33§	150,000	156,492
Oracle Corp.
5.950%, 9/26/55	693,000	591,252
6.700%, 2/4/56	430,000	406,258
Rocket Software, Inc.
9.000%, 11/28/28§	254,000	251,681
6.500%, 2/15/29§	166,000	148,865
Roper Technologies, Inc.
4.250%, 9/15/28	160,000	158,673
Salesforce, Inc.
5.550%, 3/15/36	521,000	519,632
SS&C Technologies, Inc.
5.500%, 9/30/27§	341,000	341,365
6.500%, 6/1/32§	210,000	211,575
UKG, Inc.
6.875%, 2/1/31§	574,000	557,532
ZoomInfo Technologies LLC
3.875%, 2/1/29§	652,000	527,455

		7,911,120

Technology Hardware, Storage & Peripherals (0.0%)†
Hewlett Packard Enterprise Co.
5.250%, 4/1/33	278,000	278,888

Total Information Technology		15,098,734

Materials (1.9%)
Chemicals (0.9%)
Avient Corp.
7.125%, 8/1/30§	296,000	300,781
Axalta Coating Systems LLC
4.750%, 6/15/27§	300,000	299,421
Bond US Bidco 1, Inc.
7.125%, 6/15/33§	200,000	201,722
Celanese US Holdings LLC
6.750%, 4/15/33 (x)	308,000	313,168
Eastman Chemical Co.
4.500%, 2/20/31	700,000	686,134
HB Fuller Co.
4.250%, 10/15/28	255,000	250,504
Illuminate Buyer LLC
9.000%, 7/1/28§	146,000	145,677
INEOS Quattro Finance 2 plc
9.625%, 3/15/29§	400,000	375,472
LYB International Finance III LLC
5.125%, 1/15/31	153,000	152,620
5.500%, 3/1/34	445,000	441,977
Maxam Prill Sarl
7.750%, 7/15/30§	400,000	411,212
Minerals Technologies, Inc.
5.000%, 7/1/28§	458,000	453,420
Mosaic Co. (The)
4.350%, 1/15/29	182,000	180,414
NOVA Chemicals Corp.
8.500%, 11/15/28§	355,000	366,708
9.000%, 2/15/30§	96,000	100,555

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Nufarm Australia Ltd.
5.000%, 1/27/30§	$352,000	$333,921
Nutrien Ltd.
4.850%, 5/29/31	360,000	359,867
Olympus Water US Holding Corp.
6.250%, 10/1/29§	200,000	196,758
Solstice Advanced Materials, Inc.
5.625%, 9/30/33§	148,000	147,099
Stonepeak Motion Holdco Ltd.
6.125%, 7/15/33§	200,000	200,250
Westlake Corp.
6.375%, 11/15/55	410,000	406,412
WR Grace Holdings LLC
5.625%, 8/15/29§	641,000	601,470
7.000%, 8/1/33§	72,000	70,195

		6,995,757

Containers & Packaging (0.6%)
Amcor Group Finance plc
5.450%, 5/23/29	520,000	530,648
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	410,000	389,053
6.250%, 1/30/31§	200,000	201,824
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30 (x)§	559,000	551,420
6.750%, 4/15/32§	154,000	149,357
Graphic Packaging International LLC
6.375%, 7/15/32§	151,000	152,321
Mauser Packaging Solutions Holding Co.
7.875%, 4/15/30§	302,000	308,309
9.250%, 4/15/30 (x)§	622,000	611,115
Owens-Brockway Glass Container, Inc.
7.250%, 5/15/31§	211,000	208,489
9.500%, 6/1/33 (x)§	204,000	208,813
Toucan FinCo Ltd.
9.500%, 5/15/30§	292,000	274,608
Trivium Packaging Finance BV
8.250%, 7/15/30§	262,000	276,863
12.250%, 1/15/31§	200,000	221,272

		4,084,092

Metals & Mining (0.3%)
ArcelorMittal SA
5.375%, 5/19/36	600,000	594,363
Commercial Metals Co.
6.000%, 12/15/35§	168,000	167,476
Glencore Funding LLC
5.186%, 4/1/30§	255,000	257,871
5.508%, 4/1/36§	274,000	275,449
Kaiser Aluminum Corp.
4.500%, 6/1/31 (x)§	319,000	304,498
Novelis Corp.
6.875%, 1/30/30§	97,000	99,248
6.375%, 8/15/33§	297,000	298,239

		1,997,144

Paper & Forest Products (0.1%)
Georgia-Pacific LLC
4.900%, 5/15/33§	464,000	461,453
Magnera Corp.
7.250%, 11/15/31 (x)§	559,000	545,237

		1,006,690

Total Materials		14,083,683

Real Estate (0.8%)
Diversified REITs (0.2%)
Trust Fibra Uno (REIT)
7.700%, 1/23/32§	699,000	742,688
VICI Properties LP (REIT)
4.250%, 12/1/26§	190,000	189,632
4.750%, 4/1/28	225,000	224,771

		1,157,091

Health Care REITs (0.1%)
Omega Healthcare Investors, Inc. (REIT)
5.200%, 7/1/30	430,000	432,386

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts LP (REIT)
4.250%, 12/15/28	120,000	118,685
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§	183,000	182,945
Pebblebrook Hotel LP (REIT)
6.375%, 10/15/29§	162,000	164,155

		465,785

Industrial REITs (0.0%)†
Trust 2401 (REIT)
7.700%, 1/23/32§	351,000	374,254

Office REITs (0.0%)†
Cousins Properties LP (REIT)
4.875%, 3/1/33	180,000	174,831

Real Estate Management & Development (0.1%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	92,000	92,182
Greystar Real Estate Partners LLC
7.750%, 9/1/30§	220,000	228,094
Prologis Targeted US Logistics Fund LP
4.625%, 3/15/33§	635,000	618,206

		938,482

Residential REITs (0.1%)
Invitation Homes Operating Partnership LP (REIT)
4.950%, 2/1/32	335,000	332,890
Mid-America Apartments LP (REIT)
4.650%, 1/15/33	439,000	431,607

		764,497

Retail REITs (0.0%)†
Realty Income Corp. (REIT)
4.750%, 4/15/33	335,000	330,503

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Specialized REITs (0.2%)
EPR Properties (REIT)
4.750%, 11/15/30		$444,000	$434,284
Extra Space Storage LP (REIT)
5.700%, 4/1/28		135,000	137,271
Iron Mountain, Inc. (REIT)
5.250%, 3/15/28§		198,000	197,772
5.000%, 7/15/28§		276,000	274,620
6.250%, 1/15/35§		250,000	250,938
SBA Communications Corp. (REIT)
3.875%, 2/15/27		66,000	65,635

			1,360,520

Total Real Estate			5,998,349

Utilities (1.2%)
Electric Utilities (0.8%)
Alliant Energy Finance LLC
5.400%, 6/6/27§		310,000	312,213
Baltimore Gas & Electric Co.
5.150%, 6/1/33		246,000	248,205
Capital Power US Holdings, Inc.
5.257%, 6/1/28§		190,000	191,218
Duke Energy Carolinas LLC
5.750%, 6/15/56		670,000	669,049
ENEL Finance International NV
4.375%, 9/30/30§		591,000	581,008
Evergy, Inc.
4.250%, 3/15/29		325,000	321,295
Exelon Corp.
4.950%, 3/15/36		273,000	265,154
Liberty Utilities Co.
5.100%, 5/15/31§		350,000	348,995
NextEra Energy Capital Holdings, Inc.
4.685%, 9/1/27		345,000	345,856
Series BB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.77%), 6.200%, 10/1/56 (k)		392,000	392,177
NSTAR Electric Co.
4.850%, 3/1/30		190,000	191,011
Pacific Gas and Electric Co.
5.000%, 6/4/28		150,000	150,832
6.100%, 1/15/29		299,000	307,832
5.600%, 8/15/36		345,000	345,754
PacifiCorp
4.250%, 3/15/29		385,000	380,212
Public Service Co. of New Hampshire
5.350%, 10/1/33		295,000	301,179
Southern California Edison Co.
5.150%, 6/1/29		367,000	371,256
Southwestern Public Service Co. Series 8 3.150%, 5/1/50		75,000	49,479
Xcel Energy, Inc.
4.750%, 3/21/28		125,000	125,411
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.17%), 5.750%, 12/3/56 (k)		160,000	157,189

			6,055,325

Gas Utilities (0.2%)
Atmos Energy Corp.
4.750%, 1/15/32		1,475,000	1,471,083

Independent Power and Renewable Electricity Producers (0.0%)†
Southern Power Co.
4.800%, 6/15/31		275,000	274,468

Multi-Utilities (0.1%)
Consolidated Edison Co. of New York, Inc.
5.875%, 6/15/56		320,000	323,205
DTE Energy Co.
4.950%, 7/1/27		310,000	311,510

			634,715

Water Utilities (0.1%)
American Water Capital Corp.
5.200%, 4/1/36		272,000	271,813
Essential Utilities, Inc.
4.800%, 8/15/27		300,000	300,697

			572,510

Total Utilities			9,008,101

Total Corporate Bonds			201,699,997

Foreign Government Securities (14.7%)
Argentine Republic
0.750%, 7/9/30 (e)		2,289,600	2,030,875
4.125%, 7/9/35 (e)		15,020,000	12,031,020
Mex Bonos Desarr Fix Rt
8.000%, 4/29/55	MXN	154,000,000	7,434,330
Series M 8.000%, 7/31/53		238,000,000	11,539,886
Notas do Tesouro Nacional
10.000%, 1/1/33	BRL	11,640,000	1,871,181
10.000%, 1/1/35		167,130,000	25,986,687
Republic of Ecuador
8.750%, 1/29/34§		$2,270,000	2,288,251
Titulos de Tesoreria
11.500%, 7/25/46	COP	99,250,000,000	28,129,670
12.000%, 3/13/58		5,980,000,000	1,725,306
U.K. Treasury Bonds
1.250%, 7/31/51 (m)	GBP	31,400,000	17,688,459

Total Foreign Government Securities			110,725,665

Mortgage-Backed Securities (10.7%)
FHLMC UMBS
4.000%, 6/1/38		$5,135	5,002
4.000%, 11/1/48		4,536	4,307
4.000%, 2/1/49		36,814	34,919
4.000%, 7/1/49		172,261	163,338

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
4.000%, 12/1/49		$4,561	$4,319
2.500%, 5/1/50		291,787	247,450
2.500%, 6/1/50		297,396	252,206
2.000%, 11/1/50		220,115	178,266
2.500%, 3/1/52		3,035,443	2,559,026
2.500%, 4/1/52		12,143,011	10,216,530
3.000%, 6/1/52		1,125,633	987,360
4.000%, 10/1/52		2,654,950	2,496,902
5.000%, 6/1/53		2,731,045	2,706,864
6.000%, 8/1/54		1,923,923	1,969,106
4.500%, 12/1/54		2,603,334	2,503,931
6.000%, 7/1/55		1,082,934	1,108,028
5.000%, 12/1/55		775,685	765,023
FNMA UMBS
3.500%, 8/1/49		1,584,252	1,457,214
3.000%, 8/1/50		624,419	551,033
2.500%, 9/1/50		160,295	135,838
3.500%, 1/1/51		2,043,173	1,878,058
2.000%, 2/1/52		16,874,068	13,586,809
2.000%, 3/1/52		2,177,920	1,751,580
3.000%, 3/1/52		2,195,224	1,926,935
2.500%, 5/1/52		2,394,502	2,018,681
3.000%, 5/1/52		2,824,592	2,485,564
3.000%, 11/1/53		1,476,223	1,292,775
6.500%, 1/1/54		690,346	715,183
6.500%, 2/1/54		783,339	811,277
5.000%, 9/1/54		938,051	928,206
6.500%, 4/1/55		837,665	870,669
5.500%, 6/1/55		5,427,074	5,463,061
5.500%, 11/1/55		193,252	195,233
GNMA
3.500%, 12/20/49		398,760	366,358
3.000%, 5/20/52		2,552,027	2,270,247
3.000%, 6/20/52		2,460,792	2,189,085
6.000%, 4/20/54		1,929,425	1,986,167
6.000%, 11/20/54		3,292,901	3,383,308
6.000%, 12/20/54		3,024,254	3,107,286
6.000%, 2/20/55		4,774,520	4,895,534

Total Mortgage-Backed Securities			80,468,678

U.S. Treasury Obligations (20.5%)
U.S. Treasury Bonds
1.750%, 8/15/41		13,974,000	9,396,990
2.000%, 11/15/41		5,505,000	3,825,450
3.250%, 5/15/42		1,800,000	1,487,214
3.375%, 8/15/42		3,370,000	2,821,645
3.875%, 2/15/43		270,000	240,109
3.875%, 5/15/43		1,575,000	1,397,189
4.375%, 8/15/43		1,095,000	1,033,475
4.750%, 11/15/43		1,105,000	1,090,965
4.125%, 8/15/44		1,560,000	1,416,325
4.625%, 11/15/44		5,000	4,837
4.750%, 2/15/45		900,000	883,694
5.000%, 5/15/45		1,095,000	1,108,690
4.875%, 8/15/45		455,000	453,295
4.625%, 11/15/45		913,000	880,364
4.625%, 2/15/46		2,391,000	2,304,409
2.375%, 5/15/51		7,255,000	4,559,497
4.750%, 11/15/53		1,060,000	1,030,022
4.625%, 2/15/55		2,020,000	1,928,484
4.750%, 5/15/55		11,725,000	11,425,525
4.625%, 11/15/55		2,342,000	2,238,264
4.750%, 2/15/56		969,000	945,649
U.S. Treasury Inflation Linked Bonds
2.375%, 2/15/56 TIPS		19,410,608	18,037,572
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.19%), 3.966%, 10/31/27 (k)		11,460,000	11,480,027
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 3.875%, 1/31/28 (k)		33,060,000	33,078,695
4.250%, 8/15/35		38,520,000	38,098,688
4.125%, 2/15/36		1,786,000	1,745,815
4.375%, 5/15/36		1,486,000	1,480,892

Total U.S. Treasury Obligations			154,393,781

Total Long-Term Debt Securities (93.5%) (Cost $718,265,396)			703,134,561

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (2.3%)
Arab Republic of Egypt
20.05%, 8/11/26 (p)	EGP	583,000,000	11,598,828
22.93%, 10/20/26 (p)		335,600,000	6,381,830

Total Foreign Government Treasury Bills			17,980,658

	Number of Shares		Value (Note 1)
Investment Companies (0.9%)
Allspring Government Money Market Fund, Select Shares 3.57% (7 day yield) (xx)		3,000,000	3,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)		3,443,555	3,443,555

Total Investment Companies			6,443,555

Total Short-Term Investments (3.2%) (Cost $25,151,512)			24,424,213

Total Investments in Securities (96.7%) (Cost $743,416,908)			727,558,774
Other Assets Less Liabilities (3.3%)			24,590,241

Net Assets (100%)			$752,149,015

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2026, the market value of these securities amounted to $239,767,635 or 31.9% of net assets.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2026. Maturity date disclosed is the ultimate maturity date.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2026.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2026.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the market value or fair value, as applicable, of these securities amounted to $17,688,459 or 2.4% of net assets.

(p)	Yield to maturity.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2026.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $6,302,242. This was collateralized by cash of $6,443,555 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
EGP	— Egyptian Pound
EUR	— European Currency Unit
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
INR	— India Rupee
IO	— Interest Only
JPY	— Japanese Yen
KRW	— Korean (South) Won
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PIK	— Payment-in Kind Security
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
TIPS	— Treasury Inflation Protected Security
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2026 (Note 1):
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Long Gilt	640	9/2026	GBP	75,732,867	873,289
U.S. Treasury 5 Year Note	733	9/2026	USD	78,465,359	23,930
U.S. Treasury 10 Year Ultra Note	873	9/2026	USD	98,185,219	(89,927)

					807,292

Short Contracts
Canada 10 Year Bond	(1,792)	9/2026	CAD	(153,025,997)	(537,167)
Euro-Bund	(328)	9/2026	EUR	(47,723,568)	31,846

					(505,321)

					301,971

Forward Foreign Currency Contracts outstanding as of June 30, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CHF	9,170,000	USD	11,353,941	JPMorgan Chase Bank	7/22/2026	21,312
USD	11,273,642	CHF	8,760,000	Morgan Stanley	7/22/2026	406,988
USD	46,481,913	CHF	36,440,000	UBS AG	7/22/2026	1,278,617
USD	21,144,173	GBP	15,560,000	Goldman Sachs Bank USA	7/23/2026	504,946
USD	16,586,856	JPY	2,654,000,000	Morgan Stanley	7/24/2026	234,195

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
COP	74,930,000,000	USD	21,506,827	JPMorgan Chase Bank**	8/5/2026	235,611
USD	10,955,029	EUR	9,370,000	Barclays Bank plc	8/10/2026	230,881
USD	7,511,420	EUR	6,500,000	Standard Chartered Bank	8/10/2026	72,042
USD	18,358,695	EUR	15,740,000	UBS AG	8/10/2026	343,957
USD	12,981,861	MXN	225,800,000	Goldman Sachs Bank USA	8/10/2026	113,218
USD	19,266,190	MXN	335,700,000	HSBC Bank plc	8/10/2026	134,199
USD	14,571,420	NZD	25,460,000	Morgan Stanley	8/14/2026	89,444
USD	7,549,743	CLP	6,900,000,000	HSBC Bank plc**	8/26/2026	59,110
USD	15,050,996	AUD	21,150,000	Morgan Stanley	8/31/2026	424,121
INR	1,443,900,000	USD	14,959,594	HSBC Bank plc**	9/15/2026	197,894
EGP	387,000,000	USD	6,807,388	Goldman Sachs Bank USA**	10/27/2026	1,069,673
EGP	299,800,000	USD	5,255,039	HSBC Bank plc**	12/1/2026	847,139

Total unrealized appreciation						6,263,347

CAD	16,490,000	USD	11,803,342	Citibank NA	7/21/2026	(166,022)
CAD	15,360,000	USD	11,285,073	Goldman Sachs Bank USA	7/21/2026	(445,217)
CHF	16,790,000	USD	21,234,482	Morgan Stanley	7/22/2026	(406,729)
GBP	2,900,000	USD	3,869,864	Standard Chartered Bank	7/23/2026	(23,222)
JPY	2,654,000,000	USD	16,653,751	Barclays Bank plc	7/24/2026	(301,090)
KRW	38,210,000,000	USD	25,922,308	Citibank NA**	7/28/2026	(1,249,079)
KRW	43,760,000,000	USD	29,748,066	Citibank NA**	7/31/2026	(1,489,827)
USD	19,912,677	COP	74,930,000,000	JPMorgan Chase Bank**	8/5/2026	(1,829,761)
MXN	225,800,000	USD	12,892,985	Wells Fargo Bank NA	8/10/2026	(24,342)
NZD	25,460,000	USD	15,056,560	Morgan Stanley	8/14/2026	(574,585)
CLP	30,620,000,000	USD	34,215,510	HSBC Bank plc**	8/26/2026	(974,468)
USD	7,477,995	CLP	6,890,000,000	HSBC Bank plc**	8/26/2026	(1,782)
USD	11,297,233	AUD	16,370,000	JPMorgan Chase Bank	8/31/2026	(23,899)
USD	11,364,755	AUD	16,500,000	Morgan Stanley	8/31/2026	(46,282)

Total unrealized depreciation						(7,556,305)

Net unrealized depreciation						(1,292,958)

**	Non-deliverable forward.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$88,277,061	$—		$88,277,061
Collateralized Mortgage Obligations	—	27,961,471	—		27,961,471
Commercial Mortgage-Backed Securities	—	38,940,031	—		38,940,031
Convertible Bonds
Information Technology	—	667,877	—		667,877
Corporate Bonds
Communication Services	—	14,336,232	—		14,336,232
Consumer Discretionary	—	20,912,339	—	(a)	20,912,339

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Consumer Staples	$—	$8,699,343	$—	$8,699,343
Energy	—	10,179,366	532,407	10,711,773
Financials	—	74,590,513	—	74,590,513
Health Care	—	5,987,481	—	5,987,481
Industrials	—	22,273,449	—	22,273,449
Information Technology	—	15,098,734	—	15,098,734
Materials	—	14,083,683	—	14,083,683
Real Estate	—	5,998,349	—	5,998,349
Utilities	—	9,008,101	—	9,008,101
Foreign Government Securities	—	110,725,665	—	110,725,665
Forward Currency Contracts	—	6,263,347	—	6,263,347
Futures	929,065	—	—	929,065
Mortgage-Backed Securities	—	80,468,678	—	80,468,678
Short-Term Investments
Foreign Government Treasury Bills	—	17,980,658	—	17,980,658
Investment Companies	6,443,555	—	—	6,443,555
U.S. Treasury Obligations	—	154,393,781	—	154,393,781

Total Assets	$7,372,620	$726,846,159	$532,407	$734,751,186

Liabilities:
Forward Currency Contracts	$—	$(7,556,305)	$—	$(7,556,305)
Futures	(627,094)	—	—	(627,094)

Total Liabilities	$(627,094)	$(7,556,305)	$—	$(8,183,399)

Total	$6,745,526	$719,289,854	$532,407	$726,567,787

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$929,065	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	6,263,347

Total		$7,192,412

	Liability Derivatives
Interest rate contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(627,094	)*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(7,556,305)

Total		$(8,183,399)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$1,232,722	$—	$—	$1,232,722
Foreign exchange contracts	—	(5,765,266)	—	(5,765,266)
Credit contracts	—	—	604,995	604,995

Total	$1,232,722	$(5,765,266)	$604,995	$(3,927,549)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(1,672,025)	$—	$(1,672,025)
Foreign exchange contracts	—	2,015,854	2,015,854

Total	$(1,672,025)	$2,015,854	$343,829

^	The Portfolio held forward foreign currency contracts, futures contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$136,410,000
Average notional value of contracts — short	133,937,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$275,912,000
Average settlement value sold — in USD	287,246,000

Credit index swaps
Average notional value — sell protection	$8,915,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2026:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received*	Net Amount Due from Counterparty
Barclays Bank plc	$230,881	$(230,881)	$—	$—
Goldman Sachs Bank USA	1,687,837	(445,217)	(630,000)	612,620
HSBC Bank plc	1,238,342	(976,250)	—	262,092
JPMorgan Chase Bank	256,923	(256,923)	—	—
Morgan Stanley	1,154,748	(1,027,596)	—	127,152
Standard Chartered Bank	72,042	(23,222)	—	48,820
UBS AG	1,622,574	—	—	1,622,574

Total	$6,263,347	$(2,960,089)	$(630,000)	$2,673,258

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged*	Net Amount Due to Counterparty
Barclays Bank plc	$301,090	$(230,881)	$—	$70,209
Citibank NA	2,904,928	—	(2,550,000)	354,928
Goldman Sachs Bank USA	445,217	(445,217)	—	—
HSBC Bank plc	976,250	(976,250)	—	—
JPMorgan Chase Bank	1,853,660	(256,923)	(1,590,000)	6,737
Morgan Stanley	1,027,596	(1,027,596)	—	—
Standard Chartered Bank	23,222	(23,222)	—	—
Wells Fargo Bank NA	24,342	—	—	24,342

Total	$7,556,305	$(2,960,089)	$(4,140,000)	$456,216

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
*	The table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged is $230,000.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$302,192,870
Long-term U.S. government debt securities	296,174,332

$598,367,202

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$272,934,611
six months
Long-term U.S. government debt securities	317,203,304

$590,137,915

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,106,948
Aggregate gross unrealized depreciation	(31,232,116)

Net unrealized depreciation	$(16,125,168)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$742,692,955

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $743,416,908)	$727,558,774
Cash	13,633,204
Foreign cash (Cost $709)	741
Cash held as collateral at broker for futures	360,000
Cash held as collateral for forward foreign currency contracts	3,770,000
Dividends, interest and other receivables	10,868,491
Due from broker for futures variation margin	9,053,268
Unrealized appreciation on forward foreign currency contracts	6,263,347
Receivable for securities sold	711,226
Receivable for Portfolio shares sold	148,464
Securities lending income receivable	4,378
Other assets	7,558

Total assets	772,379,451

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	7,556,305
Payable for return of collateral on securities loaned	6,443,555
Payable for securities purchased	5,315,298
Investment management fees payable	297,117
Payable for Portfolio shares repurchased	280,954
Administrative fees payable	77,060
Distribution fees payable – Class IB	41,912
Distribution fees payable – Class IA	27,946
Accrued expenses	190,289

Total liabilities	20,230,436

Commitments and contingent liabilities^
NET ASSETS	$752,149,015

Net assets were comprised of:
Paid in capital	$868,790,918
Total distributable earnings (loss)	(116,641,903)

Net assets	$752,149,015

Class IA
Net asset value, offering and redemption price per share, $136,464,568 / 39,439,275 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.46

Class IB
Net asset value, offering and redemption price per share, $204,403,973 / 59,330,009 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.45

Class K
Net asset value, offering and redemption price per share, $411,280,474 / 118,177,129 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.48

(x)	Includes value of securities on loan of $6,302,242.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest (net of $679,576 foreign withholding tax)	$22,313,121
Securities lending (net)	24,413

Total income	22,337,534

EXPENSES
Investment management fees	2,225,620
Administrative fees	461,793
Distribution fees – Class IB	250,982
Distribution fees – Class IA	170,384
Custodian fees	143,860
Professional fees	54,807
Printing and mailing expenses	25,650
Trustees’ fees	11,609
Miscellaneous	25,548

Gross expenses	3,370,253
Less: Waiver from investment manager	(425,938)

Net expenses	2,944,315

NET INVESTMENT INCOME (LOSS)	19,393,219

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(4,510,281)
Futures contracts	1,232,722
Forward foreign currency contracts	(5,765,266)
Foreign currency transactions	(1,007,785)
Swaps	604,995

Net realized gain (loss)	(9,445,615)

Change in unrealized appreciation (depreciation) on:
Investments in securities	3,317,597
Futures contracts	(1,672,025)
Forward foreign currency contracts	2,015,854
Foreign currency translations	144,250

Net change in unrealized appreciation (depreciation)	3,805,676

NET REALIZED AND UNREALIZED GAIN (LOSS)	(5,639,939)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,753,280

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$19,393,219	$37,761,914
Net realized gain (loss)	(9,445,615)	(11,315,047)
Net change in unrealized appreciation (depreciation)	3,805,676	34,500,912

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,753,280	60,947,779

Distributions to shareholders:
Class IA	—	(6,948,564)
Class IB	—	(10,111,384)
Class K	—	(21,372,272)

Total distributions to shareholders	—	(38,432,220)

Tax return of capital:
Class IA	—	(36,099)
Class IB	—	(52,531)
Class K	—	(111,034)

Total tax return of capital	—	(199,664)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,631,222 and 3,792,285 shares, respectively ]	5,580,916	13,150,504
Capital shares issued in reinvestment of dividends [ 0 and 2,057,808 shares, respectively ]	—	6,984,663
Capital shares repurchased [ (2,682,437) and (5,739,116) shares, respectively ]	(9,163,972)	(19,869,656)

Total Class IA transactions	(3,583,056)	265,511

Class IB
Capital shares sold [ 4,825,416 and 8,065,065 shares, respectively ]	16,403,954	27,781,292
Capital shares issued in reinvestment of dividends [ 0 and 3,012,278 shares, respectively ]	—	10,163,915
Capital shares repurchased [ (4,814,094) and (8,038,435) shares, respectively ]	(16,406,301)	(27,602,730)

Total Class IB transactions	(2,347)	10,342,477

Class K
Capital shares sold [ 5,490,605 and 10,199,355 shares, respectively ]	18,721,382	35,340,606
Capital shares issued in reinvestment of dividends [ 0 and 6,310,632 shares, respectively ]	—	21,483,306
Capital shares repurchased [ (7,995,624) and (21,158,900) shares, respectively ]	(27,487,469)	(73,106,587)

Total Class K transactions	(8,766,087)	(16,282,675)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,351,490)	(5,674,687)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,401,790	16,641,208
NET ASSETS:
Beginning of period	750,747,225	734,106,017

End of period	$752,149,015	$750,747,225

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$3.40		$3.30	$3.50	$3.43	$4.04	$4.21

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.17	0.16	0.14	0.10	0.07
Net realized and unrealized gain (loss)	(0.03)		0.11	(0.18)	0.01	(0.62)	(0.14)

Total from investment operations	0.06		0.28	(0.02)	0.15	(0.52)	(0.07)

Less distributions:
Dividends from net investment income	—		(0.18)	(0.18)	(0.08)	(0.09)	(0.06)
Distributions from net realized gains	—		—	—	—	— #	(0.04)
Tax return of capital	—		— #	—	—	—	—

Total dividends and distributions	—		(0.18)	(0.18)	(0.08)	(0.09)	(0.10)

Net asset value, end of period	$3.46		$3.40	$3.30	$3.50	$3.43	$4.04

Total return (b)(y)	1.76%		8.53%	(0.73)%	4.50%	(12.86)%	(1.76)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$136,465		$137,684	$133,348	$139,982	$137,580	$157,063
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	0.93%		0.93%	0.93%	0.93%	0.95%	1.01	%(o)
Before waivers (a)(f)	1.04%		1.05%	1.04%	1.09%	1.04%	1.10%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	5.09%		4.97%	4.68%	4.18%	2.65%	1.65%
Before waivers (a)(g)	4.98%		4.86%	4.57%	4.02%	2.56%	1.56%
Portfolio turnover rate^	85	%(z)	177%	125%	145%	187%	200%

Class IB	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$3.39		$3.29	$3.49	$3.42	$4.03	$4.19

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.17	0.16	0.14	0.10	0.07
Net realized and unrealized gain (loss)	(0.03)		0.11	(0.18)	0.01	(0.62)	(0.13)

Total from investment operations	0.06		0.28	(0.02)	0.15	(0.52)	(0.06)

Less distributions:
Dividends from net investment income	—		(0.18)	(0.18)	(0.08)	(0.09)	(0.06)
Distributions from net realized gains	—		—	—	—	— #	(0.04)
Tax return of capital	—		— #	—	—	—	—

Total dividends and distributions	—		(0.18)	(0.18)	(0.08)	(0.09)	(0.10)

Net asset value, end of period	$3.45		$3.39	$3.29	$3.49	$3.42	$4.03

Total return (b)(y)	1.77%		8.58%	(0.72)%	4.51%	(12.89)%	(1.53)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$204,404		$200,841	$185,113	$187,375	$182,542	$100,338
Ratio of expenses to average net assets:
After waivers (a)(f)(k)	0.93%		0.93%	0.93%	0.93%	0.94%	1.00	%(o)
Before waivers (a)(f)	1.04%		1.05%	1.04%	1.09%	1.04%	1.09%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	5.09%		4.97%	4.68%	4.18%	2.81%	1.61%
Before waivers (a)(g)	4.98%		4.86%	4.57%	4.02%	2.72%	1.52%
Portfolio turnover rate^	85	%(z)	177%	125%	145%	187%	200%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$3.42		$3.32	$3.52	$3.44	$4.06	$4.22

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.18	0.17	0.15	0.11	0.07
Net realized and unrealized gain (loss)	(0.03)		0.11	(0.18)	0.02	(0.63)	(0.12)

Total from investment operations	0.06		0.29	(0.01)	0.17	(0.52)	(0.05)

Less distributions:
Dividends from net investment income	—		(0.19)	(0.19)	(0.09)	(0.10)	(0.07)
Distributions from net realized gains	—		—	—	—	— #	(0.04)
Tax return of capital	—		— #	—	—	—	—

Total dividends and distributions	—		(0.19)	(0.19)	(0.09)	(0.10)	(0.11)

Net asset value, end of period	$3.48		$3.42	$3.32	$3.52	$3.44	$4.06

Total return (b)(y)	1.75%		8.76%	(0.47)%	5.03%	(12.83)%	(1.29)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$411,280		$412,222	$415,645	$435,145	$429,225	$513,183
Ratio of expenses to average net assets:
After waivers (a)(f)(l)	0.68%		0.68%	0.68%	0.68%	0.70%	0.73	%(o)
Before waivers (a)(f)	0.79%		0.80%	0.79%	0.84%	0.79%	0.81%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	5.34%		5.22%	4.93%	4.43%	2.90%	1.75%
Before waivers (a)(g)	5.23%		5.10%	4.82%	4.27%	2.81%	1.67%
Portfolio turnover rate^	85	%(z)	177%	125%	145%	187%	200%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 0.93%, 0.93%, 0.93%, 0.93%, 0.95% and 1.01% for Class IA for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(k)

Including direct and indirect expenses, the net expense ratio after waivers would be 0.93%, 0.93%, 0.93%, 0.93%, 0.95% and 1.00% for Class IB for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(l)

Including direct and indirect expenses, the net expense ratio after waivers would be 0.68%, 0.68%, 0.68%, 0.68%, 0.70% and 0.73% for Class K for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(o)	Includes extraordinary expenses of 0.06%, 0.05% and 0.03% for Class IA, Class IB and Class K, respectively.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.3%)
Anglogold Ashanti plc	4,704	$380,344

Brazil (5.0%)
Ambev SA	323,091	1,018,910
Axia Energia SA	10,350	109,008
Axia Energia SA (Preference) (q)*	2,718	28,074
B3 SA - Brasil Bolsa Balcao	42,931	120,752
Banco Bradesco SA	15,196	46,333
Banco Bradesco SA (Preference) (q)	48,381	169,258
Banco Bradesco SA (ADR)	164,314	570,170
Banco BTG Pactual SA	11,079	116,643
Banco do Brasil SA	15,588	60,241
BB Seguridade Participacoes SA	7,812	59,139
Cia de Saneamento Basico do Estado de Sao Paulo	20,087	115,604
Cia Energetica de Minas Gerais (Preference) (q)	13,635	28,579
Cia Paranaense de Energia - Copel	15,876	46,284
Embraer SA	6,169	97,931
Eneva SA*	7,990	41,403
Equatorial SA	9,398	71,000
Gerdau SA (Preference) (q)	12,862	51,824
Itau Unibanco Holding SA	4,116	35,297
Itau Unibanco Holding SA (Preference) (q)	42,771	350,301
Itau Unibanco Holding SA (ADR)	77,498	633,159
Itausa SA (Preference) (q)	46,531	120,783
Klabin SA	15,300	49,673
Localiza Rent a Car SA	8,299	66,941
NU Holdings Ltd., Class A*	28,704	383,485
Petroleo Brasileiro SA - Petrobras	30,386	245,334
Petroleo Brasileiro SA - Petrobras (Preference)(q)	37,435	273,893
Petroleo Brasileiro SA - Petrobras (ADR)	25,419	410,771
PRIO SA*	6,935	70,192
Raia Drogasil SA	11,345	36,855
Rede D’Or Sao Luiz SA (m)	7,027	47,221
Rumo SA	19,000	49,319
StoneCo Ltd., Class A	4,600	49,864
Suzano SA	5,126	39,530
Telefonica Brasil SA	9,600	63,190
TIM SA	7,200	30,642
Ultrapar Participacoes SA	6,044	30,499
Vale SA	29,546	446,026
Vibra Energia SA	11,365	65,694
WEG SA	14,388	130,744
XP, Inc., Class A	62,494	1,016,152

		7,396,718

Chile (1.0%)
Banco de Chile	413,398	80,934
Banco de Credito e Inversiones SA	655	43,031
Cencosud SA	11,427	26,400
Enel Chile SA	382,107	33,570
Falabella SA	6,082	37,971
Latam Airlines Group SA	2,652,664	77,137
Plaza SA	5,869	24,190
Sociedad Quimica y Minera de Chile SA (Preference), Class B (q)	1,224	90,874
Sociedad Quimica y Minera de Chile SA (ADR)	13,972	1,034,487

		1,448,594

China (19.5%)
360 Security Technology, Inc., Class A	6,600	8,533
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,900	10,898
3SBio, Inc. (m)	15,233	32,985
Advanced Micro-Fabrication Equipment, Inc. China, Class A	801	56,175
Agricultural Bank of China Ltd., Class A	43,400	38,771
Agricultural Bank of China Ltd., Class H	242,452	165,400
Aier Eye Hospital Group Co. Ltd., Class A	6,500	7,903
Air China Ltd., Class A*	9,800	8,808
Airtac International Group	834	35,184
Akeso, Inc. (m)(x)*	5,275	59,468
Alibaba Group Holding Ltd.	140,753	1,681,565
Alibaba Health Information Technology Ltd. (x)*	40,386	15,941
Aluminum Corp. of China Ltd., Class A	13,700	16,583
Aluminum Corp. of China Ltd., Class H	27,304	26,068
Anhui Conch Cement Co. Ltd., Class H	10,537	22,577
Anhui Gujing Distillery Co. Ltd., Class A	300	3,525
ANTA Sports Products Ltd.	10,667	96,898
Avary Holding Shenzhen Co. Ltd., Class A	2,200	34,428
Baidu, Inc., Class A*	18,695	266,216
Baidu, Inc. (ADR) (x)*	8,541	976,151
Bank of Beijing Co. Ltd., Class A	20,300	14,658
Bank of Chengdu Co. Ltd., Class A	6,200	16,173
Bank of China Ltd., Class H	567,783	361,951
Bank of China Ltd., Class A	29,700	25,022
Bank of Communications Co. Ltd., Class A	19,500	18,477
Bank of Communications Co. Ltd., Class H	71,634	61,641
Bank of Hangzhou Co. Ltd., Class A	5,900	12,564
Bank of Jiangsu Co. Ltd., Class A	14,100	22,398
Bank of Nanjing Co. Ltd., Class A	9,600	13,991
Bank of Shanghai Co. Ltd., Class A	12,700	16,245
Baoshan Iron & Steel Co. Ltd., Class A	12,500	10,022
Beijing Enterprises Holdings Ltd.	4,062	13,953
Beijing Kingsoft Office Software, Inc., Class A	346	10,990
Beijing Tong Ren Tang Co. Ltd., Class A*	2,200	7,501
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A*	1,869	7,442
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	98,000	65,454
Bilibili, Inc., Class Z (x)*	2,013	34,201
BOC Aviation Ltd. (m)	86,400	899,273
Bosideng International Holdings Ltd.	26,968	14,746
BYD Co. Ltd., Class A	2,402	28,212

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
BYD Co. Ltd., Class H	107,001	$990,947
BYD Electronic International Co. Ltd.	6,850	18,378
C&D International Investment Group Ltd. (x)	5,493	9,472
Cambricon Technologies Corp. Ltd., Class A	323	76,491
CGN Power Co. Ltd., Class H (m)	115,031	39,340
Changchun High-Tech Industry Group Co. Ltd., Class A	900	8,849
Chaozhou Three-Circle Group Co. Ltd., Class A	1,600	39,823
China CITIC Bank Corp. Ltd., Class H	77,354	65,670
China CITIC Bank Corp. Ltd., Class A	26,300	26,859
China Construction Bank Corp., Class H	685,305	706,105
China CSSC Holdings Ltd., Class A*	3,800	18,968
China Eastern Airlines Corp. Ltd., Class A*	18,500	10,489
China Energy Engineering Corp. Ltd., Class A	32,000	12,615
China Everbright Bank Co. Ltd., Class A	27,100	11,549
China Feihe Ltd. (m)(x)	25,661	9,176
China Galaxy Securities Co. Ltd., Class H	25,162	23,709
China Gas Holdings Ltd.	20,606	13,622
China Gold International Resources Corp. Ltd.	1,962	30,765
China Hongqiao Group Ltd.	24,646	63,249
China International Capital Corp. Ltd., Class H (m)	12,618	33,932
China International Capital Corp. Ltd., Class A	1,900	10,142
China Jushi Co. Ltd., Class A	4,600	49,876
China Life Insurance Co. Ltd., Class A	3,100	16,147
China Life Insurance Co. Ltd., Class H	65,859	225,299
China Mengniu Dairy Co. Ltd.	27,275	56,120
China Merchants Bank Co. Ltd., Class A	10,000	52,312
China Merchants Bank Co. Ltd., Class H	33,441	191,960
China Merchants Energy Shipping Co. Ltd., Class A	13,300	34,436
China Merchants Port Holdings Co. Ltd.	10,365	16,366
China Merchants Securities Co. Ltd., Class A	5,400	16,847
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	7,000	6,647
China Minsheng Banking Corp. Ltd., Class H	40,320	16,166
China Minsheng Banking Corp. Ltd., Class A	23,300	11,056
China National Building Material Co. Ltd., Class H	28,033	19,237
China National Nuclear Power Co. Ltd., Class A	12,300	16,368
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	3,200	22,735
China Oilfield Services Ltd., Class H	14,287	11,346
China Overseas Land & Investment Ltd.	30,956	47,829
China Pacific Insurance Group Co. Ltd., Class H	21,306	73,244
China Pacific Insurance Group Co. Ltd., Class A	3,300	13,866
China Petroleum & Chemical Corp., Class A	42,700	27,914
China Petroleum & Chemical Corp., Class H	125,583	64,101
China Power International Development Ltd. (x)	42,899	15,007
China Railway Group Ltd., Class H (x)	27,671	11,716
China Railway Group Ltd., Class A	15,300	9,432
China Resources Beer Holdings Co. Ltd.	13,811	37,559
China Resources Gas Group Ltd.	6,220	11,636
China Resources Land Ltd.	27,662	106,212
China Resources Microelectronics Ltd., Class A	1,732	25,283
China Resources Mixc Lifestyle Services Ltd. (m)	5,604	26,291
China Resources Power Holdings Co. Ltd.	16,587	35,871
China Ruyi Holdings Ltd. (x)*	94,717	18,062
China Shenhua Energy Co. Ltd., Class H (x)	30,762	157,337
China Shenhua Energy Co. Ltd., Class A	12,000	68,781
China Southern Airlines Co. Ltd., Class A*	12,300	9,448
China State Construction Engineering Corp. Ltd., Class A	18,400	11,778
China Taiping Insurance Holdings Co. Ltd.	11,196	25,849
China Tower Corp. Ltd., Class H (m)	36,279	40,831
China United Network Communications Ltd., Class A	23,100	13,634
China Vanke Co. Ltd., Class A*	13,400	5,857
China Yangtze Power Co. Ltd., Class A	12,200	47,592
Chongqing Changan Automobile Co. Ltd., Class A	8,450	8,928
Chongqing Zhifei Biological Products Co. Ltd., Class A*	1,834	3,166
Chow Tai Fook Jewellery Group Ltd.	17,069	23,810
CITIC Ltd.	47,016	63,927
CITIC Securities Co. Ltd., Class A	17,500	74,091
CITIC Securities Co. Ltd., Class H	13,770	48,085
CMOC Group Ltd., Class A	28,300	73,716
CMOC Group Ltd., Class H	27,294	53,292
CNGR Advanced Material Co. Ltd., Class A	560	3,627
Contemporary Amperex Technology Co. Ltd., Class A	2,059	119,710
Contemporary Amperex Technology Co. Ltd., Class H (x)	1,434	129,072
COSCO SHIPPING Holdings Co. Ltd., Class A	34,500	67,417
COSCO SHIPPING Holdings Co. Ltd., Class H (x)	22,544	37,426
CRRC Corp. Ltd., Class H	32,579	18,685
CRRC Corp. Ltd., Class A	15,200	11,669
CSC Financial Co. Ltd., Class A	3,400	14,574

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
CSPC Pharmaceutical Group Ltd.	76,349	$68,164
Daqin Railway Co. Ltd., Class A	12,800	8,698
Dongfang Electric Corp. Ltd., Class A	4,300	18,350
East Money Information Co. Ltd., Class A	25,200	75,917
ENN Energy Holdings Ltd.	6,393	33,025
ENN Natural Gas Co. Ltd., Class A	5,100	11,817
Eoptolink Technology, Inc. Ltd., Class A	560	50,556
Everbright Securities Co. Ltd., Class A	6,500	13,847
Far East Horizon Ltd.	16,103	11,011
Focus Media Information Technology Co. Ltd., Class A	11,600	8,290
Foshan Haitian Flavouring & Food Co. Ltd., Class A	3,700	18,069
Foxconn Industrial Internet Co. Ltd., Class A	8,000	86,607
Full Truck Alliance Co. Ltd. (ADR) (x)	5,696	46,252
Fuyao Glass Industry Group Co. Ltd., Class A	1,800	13,412
Fuyao Glass Industry Group Co. Ltd., Class H (m)	4,201	27,505
Ganfeng Lithium Group Co. Ltd., Class H (m)	3,660	23,604
GCL Technology Holdings Ltd.*	173,521	15,460
GD Power Development Co. Ltd., Class A	22,100	15,227
GDS Holdings Ltd., Class A (x)*	8,844	32,593
Geely Automobile Holdings Ltd.	48,576	104,721
Genscript Biotech Corp.*	8,779	13,781
Giant Biogene Holding Co. Ltd. (m)	2,673	9,067
GoerTek, Inc., Class A	5,500	18,445
Gotion High-tech Co. Ltd., Class A	2,900	11,798
Great Wall Motor Co. Ltd., Class H	20,829	23,458
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,300	12,722
Guangdong Haid Group Co. Ltd., Class A	1,300	8,546
Guangdong Investment Ltd.	27,094	26,875
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,600	12,168
Guosen Securities Co. Ltd., Class A	8,100	11,965
Guotai Haitong Securities Co. Ltd., Class H (m)	11,707	22,224
Guotai Haitong Securities Co. Ltd.	28,500	76,601
H World Group Ltd. (ADR)	1,648	68,755
Haidilao International Holding Ltd. (m)	14,435	19,612
Haier Smart Home Co. Ltd., Class A	3,200	9,646
Haier Smart Home Co. Ltd., Class H	19,657	50,298
Haitian International Holdings Ltd.	5,159	12,382
Hangzhou First Applied Material Co. Ltd., Class A	1,920	4,785
Hangzhou Silan Microelectronics Co. Ltd., Class A*	1,500	12,277
Hangzhou Tigermed Consulting Co. Ltd., Class A*	1,000	7,092
Hansoh Pharmaceutical Group Co. Ltd. (m)	12,489	47,263
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,000	9,904
Hengan International Group Co. Ltd.	6,606	18,334
Hengtong Optic-electric Co. Ltd., Class A	3,100	50,449
Horizon Robotics*	34,830	18,226
Hoshine Silicon Industry Co. Ltd., Class A	700	4,978
Hua Hong Grace Semiconductor Ltd. (m)*	5,600	156,054
Huadian Power International Corp. Ltd., Class A	13,900	9,130
Huadong Medicine Co. Ltd., Class A	2,300	9,511
Huaneng Power International, Inc., Class H (x)	26,775	18,669
Huaneng Power International, Inc., Class A	10,000	11,168
Huatai Securities Co. Ltd., Class H (m)(x)	10,711	22,873
Huatai Securities Co. Ltd., Class A	5,300	16,151
Huayu Automotive Systems Co. Ltd., Class A	3,900	8,916
Huizhou Desay Sv Automotive Co. Ltd., Class A	700	8,446
Hundsun Technologies, Inc., Class A	2,800	8,815
Hygon Information Technology Co. Ltd., Class A	1,114	61,694
Iflytek Co. Ltd., Class A	1,900	11,479
Imeik Technology Development Co. Ltd., Class A	420	5,381
Industrial & Commercial Bank of China Ltd., Class A	26,100	27,176
Industrial & Commercial Bank of China Ltd., Class H	911,542	748,067
Industrial Bank Co. Ltd., Class A	8,600	20,986
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	35,900	11,842
Innovent Biologics, Inc. (m)*	12,299	125,346
J&T Global Express Ltd.*	46,600	49,788
JA Solar Technology Co. Ltd., Class A*	7,060	8,460
JD Health International, Inc. (m)*	9,566	40,279
JD Logistics, Inc. (m)*	17,101	25,690
JD.com, Inc., Class A	19,700	250,689
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,100	17,548
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	2,600	19,985
Jiangsu Yanghe Distillery Co. Ltd., Class A	1,600	8,990
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,100	37,019
Jiangxi Copper Co. Ltd., Class H	290,623	1,153,973
Jinko Solar Co. Ltd., Class A*	10,288	7,225
Kanzhun Ltd. (ADR)	3,125	40,219
KE Holdings, Inc., Class A	17,656	85,081
Kingdee International Software Group Co. Ltd.*	22,327	16,958
Kingsoft Corp. Ltd.	8,075	22,955
Kuaishou Technology (m)	23,119	123,531
Kunlun Energy Co. Ltd.	35,918	29,455
Kweichow Moutai Co. Ltd., Class A	600	104,718
Laopu Gold Co. Ltd., Class H	1,100	48,962
Lenovo Group Ltd.	66,278	198,002
Lens Technology Co. Ltd., Class A	4,400	35,040
Li Auto, Inc., Class A*	10,456	61,449

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Li Ning Co. Ltd.	20,187	$38,059
Longfor Group Holdings Ltd. (m)(x)	14,732	11,299
LONGi Green Energy Technology Co. Ltd., Class A*	3,080	5,965
Luxshare Precision Industry Co. Ltd., Class A	2,900	30,609
Mango Excellent Media Co. Ltd., Class A	2,200	4,764
Maxscend Microelectronics Co. Ltd., Class A*	480	7,802
Meituan, Class B (m)*	40,288	355,326
Metallurgical Corp. of China Ltd., Class A	31,200	11,237
Midea Group Co. Ltd., Class A	2,200	24,477
Midea Group Co. Ltd., Class H (x)	3,200	33,788
MMG Ltd.*	35,690	31,861
Muyuan Foods Group Co. Ltd., Class A	10,200	52,631
NARI Technology Co. Ltd., Class A	10,156	34,262
NAURA Technology Group Co. Ltd., Class A	300	39,355
NetEase, Inc.	14,902	383,571
New China Life Insurance Co. Ltd., Class H	7,910	46,641
New Hope Liuhe Co. Ltd., Class A	6,100	5,644
New Oriental Education & Technology Group, Inc.	13,567	62,276
Ningxia Baofeng Energy Group Co. Ltd., Class A	5,600	16,579
NIO, Inc., Class A*	15,499	78,638
Nongfu Spring Co. Ltd., Class H (m)	8,505	43,170
PDD Holdings, Inc. (ADR)*	4,625	352,795
People’s Insurance Co. Group of China Ltd. (The), Class A	19,700	19,622
People’s Insurance Co. Group of China Ltd. (The), Class H	74,868	44,925
PetroChina Co. Ltd., Class H	170,340	183,402
PetroChina Co. Ltd., Class A	17,200	21,781
Pharmaron Beijing Co. Ltd., Class A	1,350	5,756
PICC Property & Casualty Co. Ltd., Class H	55,754	102,302
Ping An Bank Co. Ltd., Class A	8,000	11,848
Ping An Insurance Group Co. of China Ltd., Class H	54,418	355,867
Ping An Insurance Group Co. of China Ltd., Class A	5,600	39,489
Poly Property Services Co. Ltd., Class H (m)	132,800	436,110
Pony AI, Inc., Class A (x)*	2,182	15,208
Pop Mart International Group Ltd. (m)(x)	4,597	91,239
Postal Savings Bank of China Co. Ltd., Class A	41,300	30,003
Postal Savings Bank of China Co. Ltd., Class H (m)	68,063	39,737
Qinghai Salt Lake Industry Co. Ltd., Class A*	3,700	16,508
Sanan Optoelectronics Co. Ltd., Class A	7,800	24,612
Sangfor Technologies, Inc., Class A	3,800	54,607
Satellite Chemical Co. Ltd., Class A	4,505	15,496
SenseTime Group, Inc., Class B (m)(x)*	228,789	39,336
SG Micro Corp., Class A	1,521	32,530
Shaanxi Coal Industry Co. Ltd., Class A	5,300	15,815
Shandong Gold Mining Co. Ltd., Class H (m)	6,907	14,763
Shandong Hongqiao Aluminum Industry Holding Co. Ltd., Class A	6,600	14,422
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	3,300	11,585
Shanghai Baosight Software Co. Ltd., Class A	3,456	8,496
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H (x)	151,500	292,506
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,800	5,972
Shanghai International Airport Co. Ltd., Class A	2,700	9,209
Shanghai Pudong Development Bank Co. Ltd., Class A	15,700	19,925
Shanghai Putailai New Energy Technology Group Co. Ltd.	1,740	7,443
Shanghai Rural Commercial Bank Co. Ltd., Class A	18,600	20,533
Shanghai United Imaging Healthcare Co. Ltd., Class A	925	13,830
Shanxi Coking Coal Energy Group Co. Ltd., Class A	7,000	5,960
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	500	8,055
Shengyi Technology Co. Ltd., Class A	1,500	38,643
Shennan Circuits Co. Ltd., Class A	500	34,113
Shenwan Hongyuan Group Co. Ltd., Class A	18,200	11,829
Shenzhen Inovance Technology Co. Ltd., Class A	7,300	71,687
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,500	30,074
Shenzhen Transsion Holdings Co. Ltd., Class A	1,428	12,483
Shenzhou International Group Holdings Ltd.	137,485	692,477
Sichuan Chuantou Energy Co. Ltd., Class A	7,500	15,657
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H*	1,313	73,236
Sichuan Road and Bridge Group Co. Ltd., Class A	12,740	14,720
Sino Biopharmaceutical Ltd.	84,712	47,770
Sinopharm Group Co. Ltd., Class H	220,176	447,342
Sinotruk Hong Kong Ltd.	5,604	27,637
Smoore International Holdings Ltd. (m)(x)	12,083	10,852
Sungrow Power Supply Co. Ltd., Class A	1,000	23,435
Sunny Optical Technology Group Co. Ltd.	6,110	47,745
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A*	900	35,218
Suzhou TFC Optical Communication Co. Ltd., Class A	840	37,770
TAL Education Group (ADR)*	4,182	40,022

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
TCL Technology Group Corp., Class A	26,290	$22,695
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A*	2,750	4,890
Tencent Holdings Ltd.	73,567	4,054,220
Tencent Music Entertainment Group (ADR)	4,851	40,506
Tianqi Lithium Corp., Class A*	2,700	24,472
Tingyi Cayman Islands Holding Corp. (x)	16,474	20,592
Tongcheng Travel Holdings Ltd. (m)	7,983	12,235
TravelSky Technology Ltd., Class H*	551,000	569,997
Trina Solar Co. Ltd., Class A*	1,157	2,415
Trip.com Group Ltd.*	5,341	212,127
Tsingtao Brewery Co. Ltd., Class A*	1,000	7,704
Tsingtao Brewery Co. Ltd., Class H	5,436	29,880
UBTech Robotics Corp. Ltd., Class H (x)*	1,655	21,861
Unigroup Guoxin Microelectronics Co. Ltd., Class A	1,959	25,931
Unisplendour Corp. Ltd., Class A	4,600	19,846
Victory Giant Technology Huizhou Co. Ltd., Class A	700	36,108
Vipshop Holdings Ltd. (ADR)	3,654	48,452
Wanhua Chemical Group Co. Ltd., Class A	4,000	40,332
Want Want China Holdings Ltd.	36,211	15,666
Weichai Power Co. Ltd., Class H	270,768	1,189,487
Weichai Power Co. Ltd., Class A	5,400	21,905
Wens Foodstuff Group Co. Ltd., Class A	4,700	8,536
Wuliangye Yibin Co. Ltd., Class A	1,900	20,714
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,600	36,384
WuXi AppTec Co. Ltd., Class A	100	1,841
WuXi AppTec Co. Ltd., Class H (m)	3,043	59,834
Wuxi Biologics Cayman, Inc. (m)*	32,857	145,600
WuXi XDC Cayman, Inc. (x)*	3,041	22,226
Xiaomi Corp., Class B (m)(x)*	140,983	390,945
Xinjiang Daqo New Energy Co. Ltd., Class A*	3,122	8,019
Xinyi Solar Holdings Ltd.	39,532	10,430
XPeng, Inc., Class A*	10,728	70,354
Yadea Group Holdings Ltd. (m)	9,032	10,260
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class A	600	48,740
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H (m)	3,279	108,619
Yankuang Energy Group Co. Ltd., Class H	32,978	46,266
Yealink Network Technology Corp. Ltd., Class A	1,540	7,702
Yonyou Network Technology Co. Ltd., Class A*	7,500	10,145
YTO Express Group Co. Ltd., Class A	4,500	10,471
Yum China Holdings, Inc. (New York Stock Exchange)	17,877	730,633
Yum China Holdings, Inc. (Hong Kong Stock Exchange)	3,136	127,676
Yunnan Baiyao Group Co. Ltd., Class A	1,260	8,796
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	300	4,835
Zhaojin Mining Industry Co. Ltd., Class H	11,548	24,232
Zhejiang Chint Electrics Co. Ltd., Class A	5,400	20,008
Zhejiang Dahua Technology Co. Ltd., Class A	4,900	11,949
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,040	7,444
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,300	11,650
Zhejiang Leapmotor Technology Co. Ltd., Class H (m)*	4,442	19,589
Zhejiang NHU Co. Ltd., Class A	3,120	13,068
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	8,272	53,658
Zhongji Innolight Co. Ltd., Class A	500	94,556
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,789	19,438
Zijin Mining Group Co. Ltd., Class A	9,400	34,904
Zijin Mining Group Co. Ltd., Class H	49,062	172,579
ZTE Corp., Class A*	2,900	15,560
ZTE Corp., Class H (x)	5,230	15,320
ZTO Express Cayman, Inc.	3,720	82,220

		29,109,753

Colombia (1.5%)
Ecopetrol SA	497,822	354,628
Grupo Cibest SA	2,059	46,984
Grupo Cibest SA (Preference)(q)	3,686	72,896
Grupo Cibest SA (ADR)	21,527	1,709,890
Interconexion Electrica SA ESP	4,497	38,810

		2,223,208

Czech Republic (0.7%)
CEZ A/S	1,385	80,980
Komercni Banka A/S	21,121	967,425

		1,048,405

Egypt (0.1%)
Commercial International Bank - Egypt (CIB)	22,535	58,482
Eastern Co. SAE	36,347	27,760

		86,242

Greece (0.4%)
Allwyn AG	1,568	24,982
Alpha Bank SA	18,515	83,898
Eurobank SA	20,982	100,266
GEK TERNA SA	608	30,621
Hellenic Telecommunications Organization SA	1,417	31,479
JUMBO SA	971	24,930
National Bank of Greece SA	6,874	118,869
Piraeus Bank SA*	9,215	96,015
Public Power Corp. SA	1,606	42,276

		553,336

Hong Kong (0.1%)
Kingboard Laminates Holdings Ltd. (x)	8,299	106,610
Orient Overseas International Ltd.	986	15,373

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Zijin Gold International Co. Ltd. (x)	2,834	$32,134

		154,117

Hungary (0.2%)
OTP Bank Nyrt.	1,836	271,315
Richter Gedeon Nyrt.	1,130	43,752

		315,067

India (9.0%)
Adani Enterprises Ltd.	1,467	47,438
Adani Ports & Special Economic Zone Ltd.	4,268	82,112
Adani Power Ltd.*	31,170	74,215
Alkem Laboratories Ltd.	394	23,289
Ambuja Cements Ltd.	4,814	21,564
APL Apollo Tubes Ltd.	1,471	27,996
Apollo Hospitals Enterprise Ltd.	813	74,534
Ashok Leyland Ltd.	25,502	42,977
Asian Paints Ltd.	1,635	45,669
AU Small Finance Bank Ltd. (m)	4,527	50,003
Aurobindo Pharma Ltd.	2,672	44,590
Avenue Supermarts Ltd. (m)*	1,333	62,014
Axis Bank Ltd.	20,378	291,644
Bajaj Auto Ltd.	561	57,983
Bajaj Finance Ltd.	20,275	216,499
Bajaj Finserv Ltd.	3,952	74,711
Bajaj Holdings & Investment Ltd.	229	25,775
Bank of Baroda	8,479	24,614
Bharat Electronics Ltd.	29,710	129,501
Bharat Forge Ltd.	2,069	47,153
Bharat Heavy Electricals Ltd.	8,708	38,288
Bharat Petroleum Corp. Ltd.	13,348	42,971
Bharti Airtel Ltd.	22,342	437,853
Bosch Ltd.	100	42,421
Britannia Industries Ltd.	876	47,874
BSE Ltd.*	1,702	70,151
Canara Bank	15,123	20,139
CG Power & Industrial Solutions Ltd.	5,242	53,185
Cholamandalam Investment and Finance Co. Ltd.	3,330	63,359
Cipla Ltd.	5,287	82,079
Coal India Ltd.	16,235	75,459
Colgate-Palmolive India Ltd.	1,111	23,527
Coromandel International Ltd.	983	20,889
Cummins India Ltd.	1,204	72,355
Dabur India Ltd.	11,200	50,097
Divi’s Laboratories Ltd.	1,073	74,664
Dixon Technologies India Ltd. (m)	289	36,617
DLF Ltd.	6,460	42,546
Dr Reddy’s Laboratories Ltd.	4,865	69,794
Eicher Motors Ltd.	1,105	82,994
Eternal Ltd.*	20,434	57,658
Federal Bank Ltd.	14,837	51,884
Fortis Healthcare Ltd.	4,048	41,228
FSN E-Commerce Ventures Ltd.*	9,779	32,201
GAIL India Ltd.	18,839	34,708
GE Vernova T&D India Ltd.	1,057	55,659
GMR Airports Ltd.*	22,005	26,178
Godrej Consumer Products Ltd.	3,305	35,360
Godrej Properties Ltd.*	1,011	20,067
Grasim Industries Ltd.	2,123	69,726
HCL Technologies Ltd.	6,053	68,801
HDFC Asset Management Co. Ltd. (m)	1,484	41,858
HDFC Bank Ltd.	94,602	800,225
HDFC Bank Ltd. (ADR)	39,309	1,015,351
HDFC Life Insurance Co. Ltd. (m)	9,843	60,017
Hero MotoCorp Ltd.	1,052	53,577
Hindalco Industries Ltd.	10,525	107,141
Hindustan Aeronautics Ltd. (m)	1,774	82,421
Hindustan Petroleum Corp. Ltd.	8,424	35,283
Hindustan Unilever Ltd.	5,742	128,723
Hitachi Energy India Ltd.	111	41,273
ICICI Bank Ltd.	42,922	625,110
ICICI Bank Ltd. (ADR)	34,756	1,008,967
ICICI Lombard General Insurance Co. Ltd. (m)	1,944	35,853
IDFC First Bank Ltd.	28,209	23,862
Indian Hotels Co. Ltd. (The), Class A	7,274	55,075
Indian Oil Corp. Ltd.	22,823	33,720
Indus Towers Ltd.*	10,660	44,286
IndusInd Bank Ltd.	4,995	48,979
Info Edge India Ltd.	2,865	29,672
Infosys Ltd.	27,227	287,756
InterGlobe Aviation Ltd. (m)	1,506	86,624
ITC Ltd.	27,117	82,535
Jindal Steel Ltd.	3,297	37,081
Jio Financial Services Ltd.	26,609	66,843
JSW Steel Ltd.	5,842	76,155
Kotak Mahindra Bank Ltd.	49,780	206,854
L&T Finance Ltd.	15,900	52,518
Larsen & Toubro Ltd.	5,560	244,910
Lodha Developers Ltd. (m)	3,172	32,186
Lupin Ltd.	1,767	45,258
Mahindra & Mahindra Ltd.	7,696	251,738
Mankind Pharma Ltd.	868	23,475
Marico Ltd.	4,174	36,988
Maruti Suzuki India Ltd.	1,104	165,143
Max Healthcare Institute Ltd.	6,705	80,462
Mphasis Ltd.	683	15,673
MRF Ltd.	20	27,122
Multi Commodity Exchange of India Ltd.	1,017	30,658
Muthoot Finance Ltd.	1,044	33,266
National Aluminium Co. Ltd.	6,739	24,311
Nestle India Ltd.	6,700	99,993
NHPC Ltd.	59,800	51,661
NTPC Ltd.	39,087	148,037
Oil & Natural Gas Corp. Ltd.	27,150	67,307
One 97 Communications Ltd.*	3,164	38,439
PB Fintech Ltd.*	2,543	43,869
Persistent Systems Ltd.	884	40,622
Phoenix Mills Ltd. (The)	2,500	51,640
Pidilite Industries Ltd.	2,464	41,596
Polycab India Ltd.	398	41,998
Power Finance Corp. Ltd.	12,146	54,837
Power Grid Corp. of India Ltd.	41,114	125,060
Prestige Estates Projects Ltd.	1,237	20,675
Punjab National Bank	19,156	21,676
REC Ltd.	10,919	42,263
Reliance Industries Ltd.	50,125	689,903
Samvardhana Motherson International Ltd.	35,250	55,791
SBI Life Insurance Co. Ltd. (m)	3,685	69,057

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Shriram Finance Ltd.	12,445	$138,651
Siemens Energy India Ltd.	735	28,722
Solar Industries India Ltd.	235	46,495
SRF Ltd.	1,198	34,930
State Bank of India	16,309	178,421
Sun Pharmaceutical Industries Ltd.	8,901	175,278
Supreme Industries Ltd.	1,400	46,806
Suzlon Energy Ltd.*	78,004	48,838
Swiggy Ltd.*	11,238	28,493
Tata Consultancy Services Ltd.	6,639	143,165
Tata Consumer Products Ltd.	5,807	66,446
Tata Motors Ltd.	17,107	77,063
Tata Motors Passenger Vehicles Ltd.	17,107	64,278
Tata Power Co. Ltd. (The)	13,796	56,532
Tata Steel Ltd.	70,152	140,098
Tech Mahindra Ltd.	4,625	68,861
Titan Co. Ltd.	3,297	153,972
Torrent Pharmaceuticals Ltd.	821	40,179
Trent Ltd.	2,316	81,052
TVS Motor Co. Ltd.	2,080	76,663
UltraTech Cement Ltd.	980	117,044
Union Bank of India Ltd.	13,166	24,204
United Spirits Ltd.	2,349	33,603
UPL Ltd.	3,943	23,943
Varun Beverages Ltd.	11,720	63,319
Vedanta Aluminium Metal Ltd.*	11,664	55,260
Vedanta Ltd.	11,664	34,861
Vishal Mega Mart Ltd.*	17,763	22,200
Vodafone Idea Ltd.*	209,033	32,132
Voltas Ltd.	1,856	25,124
WAAREE Energies Ltd.	730	22,892
Wipro Ltd.	22,080	40,035

		13,477,946

Indonesia (0.8%)
Astra International Tbk. PT	183,159	46,300
Bank Central Asia Tbk. PT	482,549	150,280
Bank Mandiri Persero Tbk. PT	328,096	70,866
Bank Rakyat Indonesia Persero Tbk. PT	3,224,737	494,418
Barito Pacific Tbk. PT*	199,187	14,539
Bumi Resources Minerals Tbk. PT*	467,905	12,512
Charoen Pokphand Indonesia Tbk. PT	64,683	12,290
Indofood Sukses Makmur Tbk. PT	1,045,900	390,514
Telkom Indonesia Persero Tbk. PT	432,651	57,378

		1,249,097

Kuwait (0.4%)
Boubyan Bank KSCP	13,347	27,329
Kuwait Finance House KSCP	102,844	254,755
Mabanee Co. KPSC	8,004	23,906
Mobile Telecommunications Co. KSCP	17,706	34,816
National Bank of Kuwait SAKP	74,118	193,093

		533,899

Luxembourg (0.0%)†
Reinet Investments SCA	1,110	30,717

Malaysia (0.7%)
AMMB Holdings Bhd.	19,972	31,275
Celcomdigi Bhd.	39,934	26,196
CIMB Group Holdings Bhd.	64,788	118,097
Gamuda Bhd.	34,628	37,226
Hong Leong Bank Bhd.	7,591	39,941
IHH Healthcare Bhd.	18,097	37,250
IOI Corp. Bhd.	48,100	49,852
Kuala Lumpur Kepong Bhd.	3,372	17,520
Malayan Banking Bhd.	46,826	124,045
MISC Bhd.	10,465	20,012
Petronas Chemicals Group Bhd.	74,424	73,985
Petronas Gas Bhd.	9,344	40,057
Press Metal Aluminium Holdings Bhd.	30,517	57,476
Public Bank Bhd.	119,350	141,026
RHB Bank Bhd.	14,181	28,881
SD Guthrie Bhd.	17,851	26,176
Sunway Bhd.	22,652	28,614
Telekom Malaysia Bhd.	13,795	25,218
Tenaga Nasional Bhd.	23,207	81,456
YTL Power International Bhd.	21,290	21,893

		1,026,196

Mexico (1.7%)
America Movil SAB de CV	122,521	159,251
Arca Continental SAB de CV	4,520	54,051
Cemex SAB de CV	136,177	163,529
Coca-Cola Femsa SAB de CV	4,244	45,108
Fibra Uno Administracion SA de CV (REIT)	24,588	42,251
Fomento Economico Mexicano SAB de CV	15,175	193,945
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	2,528	35,731
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,282	82,934
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,628	49,910
Grupo Bimbo SAB de CV, Class A (x)	12,149	39,669
Grupo Carso SAB de CV	4,856	36,241
Grupo Financiero Banorte SAB de CV, Class O	93,961	995,087
Grupo Financiero Inbursa SAB de CV, Class O	19,184	45,724
Grupo Mexico SAB de CV	24,681	278,911
Industrias Penoles SAB de CV	1,546	67,479
Kimberly-Clark de Mexico SAB de CV, Class A	12,122	26,771
Prologis Property Mexico SA de CV (REIT)	6,512	28,115
Southern Copper Corp.	751	130,869
Wal-Mart de Mexico SAB de CV	39,675	116,297

		2,591,873

Peru (0.2%)
Cia de Minas Buenaventura SAA (ADR)	1,110	32,512
Credicorp Ltd.	578	225,177

		257,689

Philippines (0.2%)
Ayala Corp.	3,097	21,179
Ayala Land, Inc.	63,229	15,315
Bank of the Philippine Islands	16,379	25,700
BDO Unibank, Inc.	18,896	36,624

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
International Container Terminal Services, Inc.	8,276	$120,825
Manila Electric Co.	2,433	22,603
Metropolitan Bank & Trust Co.	15,777	16,753
SM Investments Corp.	2,687	25,908
SM Prime Holdings, Inc.	166,300	49,163

		334,070

Poland (0.7%)
Allegro.eu SA (m)*	6,671	67,116
Asseco Poland SA	1,100	49,016
Bank Polska Kasa Opieki SA	1,598	97,294
CD Projekt SA*	561	33,490
Dino Polska SA (m)*	3,960	29,934
Erste Bank Polska SA	306	52,571
KGHM Polska Miedz SA	1,393	122,965
LPP SA	9	43,764
ORLEN SA	5,334	179,383
Powszechna Kasa Oszczednosci Bank Polski SA	7,831	214,891
Powszechny Zaklad Ubezpieczen SA	5,218	91,090
Zabka Group SA*	4,381	31,693

		1,013,207

Qatar (0.3%)
Al Rayan Bank	50,968	28,763
Commercial Bank PSQC (The)	25,888	28,842
Dukhan Bank	31,990	29,411
Industries Qatar QSC	13,744	41,645
Nebras Energy	5,127	20,152
Ooredoo QPSC	4,608	16,786
Qatar Fuel QSC	5,099	19,753
Qatar Gas Transport Co. Ltd.	27,866	33,021
Qatar International Islamic Bank QSC	10,080	30,765
Qatar Islamic Bank QPSC	15,864	95,435
Qatar National Bank QPSC	35,731	169,315

		513,888

Romania (0.0%)†
NEPI Rockcastle NV*	5,048	45,198

Russia (0.0%)
Gazprom PJSC (r)*	80,604	—
GMK Norilskiy Nickel PAO (ADR) (r)*	4,277	—
LUKOIL PJSC (r)*	2,799	—
Magnit PJSC (r)*	1,475	—
Mobile TeleSystems PJSC (r)*	26,722	—
Novatek PJSC (GDR) (m)(r)*	780	—
Novolipetsk Steel PJSC (r)*	12,566	—
PhosAgro PJSC (GDR) (m)(r)*	4,890	—
Rosneft Oil Co. PJSC (r)*	8,744	—
Sberbank of Russia PJSC (r)*	73,260	—
Severstal PAO (GDR) (m)(r)*	1,815	—
Surgutneftegas PAO (ADR) (r)*	7,330	—
Tatneft PJSC (ADR) (r)*	1,723	—
VTB Bank PJSC (r)*	22,126	—

		—

Saudi Arabia (1.6%)
ACWA Power Co.*	1,873	96,834
Ades Holding Co.	3,523	17,461
Al Rajhi Bank	24,175	424,407
Alinma Bank	12,787	83,208
Almarai Co. JSC	4,368	52,908
Arab National Bank	7,829	43,237
Arabian Internet & Communications Services Co.	535	29,117
Bank AlBilad	6,392	41,530
Banque Saudi Fransi	10,652	55,017
Bupa Arabia for Cooperative Insurance Co.	718	33,525
Co. for Cooperative Insurance (The)	101	3,959
Dr Sulaiman Al Habib Medical Services Group Co.	761	42,967
Elm Co.	209	38,428
Etihad Etisalat Co.	3,282	52,836
Jarir Marketing Co.	5,115	22,819
Makkah Construction & Development Co.	836	18,463
Riyad Bank	17,049	90,410
SABIC Agri-Nutrients Co.	2,029	66,862
Saudi Arabian Mining Co.*	11,240	177,109
Saudi Arabian Oil Co. (m)	51,774	359,542
Saudi Awwal Bank	8,758	75,434
Saudi Basic Industries Corp.	7,829	107,434
Saudi Energy Co.	7,249	34,353
Saudi National Bank (The)	25,574	263,345
Saudi Telecom Co.	17,397	200,282

		2,431,487

South Africa (2.6%)
Absa Group Ltd.	6,966	96,834
Bid Corp. Ltd.	3,037	82,863
Bidvest Group Ltd.	2,950	43,207
Capitec Bank Holdings Ltd.	709	205,431
Clicks Group Ltd.	1,829	25,411
Discovery Ltd.	3,986	64,395
FirstRand Ltd.	204,078	1,210,391
Gold Fields Ltd.	7,283	244,296
Harmony Gold Mining Co. Ltd.	4,617	70,263
Impala Platinum Holdings Ltd.	7,991	83,576
MTN Group Ltd.	13,987	194,687
Naspers Ltd., Class N	6,252	313,584
Nedbank Group Ltd.	3,289	54,235
Ninety One Ltd.	153,722	414,364
Northam Platinum Holdings Ltd.	2,971	43,034
OUTsurance Group Ltd.	6,961	33,399
Pepkor Holdings Ltd. (m)	29,817	40,180
Remgro Ltd.	3,981	47,839
Sanlam Ltd.	14,076	75,970
Sasol Ltd.*	4,953	48,972
Shoprite Holdings Ltd.	4,776	85,980
Sibanye Stillwater Ltd. (x)	23,959	50,774
Standard Bank Group Ltd.	10,865	214,060
Valterra Platinum Ltd.	2,247	150,663
Vodacom Group Ltd.	5,143	47,625

		3,942,033

South Korea (19.5%)
Alteogen, Inc.*	345	80,821
APR Corp.	201	50,294
Celltrion, Inc.*	1,299	145,929
CJ Corp.	2,802	281,175
Cosmax, Inc.	7,955	800,155

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
DB Insurance Co. Ltd.	311	$26,958
Doosan Co. Ltd.	63	61,281
Doosan Enerbility Co. Ltd.*	3,699	208,611
Ecopro BM Co. Ltd.	452	41,862
Ecopro Co. Ltd.*	882	61,265
Hana Financial Group, Inc.	2,373	175,885
Hankook Tire & Technology Co. Ltd.	1,200	48,131
Hanmi Semiconductor Co. Ltd.	360	60,504
Hanwha Aerospace Co. Ltd.	293	188,729
Hanwha Ocean Co. Ltd.*	1,037	67,442
Hanwha Systems Co. Ltd.	619	29,075
HD Hyundai Co. Ltd.	320	41,349
HD Hyundai Electric Co. Ltd.	188	119,179
HD Hyundai Heavy Industries Co. Ltd.	199	76,471
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	372	84,433
HLB, Inc.*	1,119	37,686
HYBE Co. Ltd.*	400	50,021
Hyosung Heavy Industries Corp.	47	105,464
Hyundai Engineering & Construction Co. Ltd.	638	47,406
Hyundai Glovis Co. Ltd.	254	30,177
Hyundai Mobis Co. Ltd.	515	167,526
Hyundai Motor Co.	1,090	350,960
Hyundai Motor Co. (2nd Preference) (q)	246	34,764
Hyundai Motor Co. (Preference) (q)	185	26,324
Hyundai Rotem Co. Ltd.	660	73,717
Industrial Bank of Korea	1,761	22,685
Kakao Corp.	2,876	64,374
KB Financial Group, Inc.	2,942	302,536
Kia Corp.	1,949	174,504
Korea Aerospace Industries Ltd.	507	48,062
Korea Electric Power Corp.	2,089	49,834
Korea Investment Holdings Co. Ltd.	282	40,743
Krafton, Inc.*	251	38,328
KT&G Corp.	399	43,761
LG Chem Ltd.	450	81,748
LG Electronics, Inc.	846	112,706
LG Energy Solution Ltd.*	406	95,244
LS Electric Co. Ltd.	650	100,886
Meritz Financial Group, Inc.*	711	48,626
Mirae Asset Securities Co. Ltd.	1,957	54,412
NAVER Corp.	1,195	154,074
POSCO Future M Co. Ltd.	296	33,707
POSCO Holdings, Inc.	651	133,693
Samsung Biologics Co. Ltd. (m)*	105	94,604
Samsung C&T Corp.	707	216,312
Samsung Electro-Mechanics Co. Ltd.	456	659,276
Samsung Electronics Co. Ltd.	56,619	12,377,879
Samsung Electronics Co. Ltd. (Preference) (q)	6,561	918,671
Samsung Fire & Marine Insurance Co. Ltd.	264	105,720
Samsung Heavy Industries Co. Ltd.*	5,732	86,637
Samsung Life Insurance Co. Ltd.	603	157,415
Samsung SDI Co. Ltd.*	501	158,466
Samsung SDS Co. Ltd.	334	41,448
Shinhan Financial Group Co. Ltd.	3,662	226,908
SK hynix, Inc.	4,361	7,694,179
SK Innovation Co. Ltd.*	598	36,681
SK Square Co. Ltd.	773	860,974
SK Telecom Co. Ltd.	868	49,684
SK, Inc.	283	154,333
Woori Financial Group, Inc.	5,542	103,994

		29,116,698

Taiwan (28.7%)
Accton Technology Corp.	4,113	325,223
Advantech Co. Ltd.	4,455	69,654
Alchip Technologies Ltd.	655	87,870
ASE Technology Holding Co. Ltd.	133,688	2,886,935
Asia Vital Components Co. Ltd.	2,825	226,548
ASPEED Technology, Inc.	250	130,717
Asustek Computer, Inc.*	6,027	133,096
Bizlink Holding, Inc.	1,448	88,001
Cathay Financial Holding Co. Ltd.	82,317	255,837
Chailease Holding Co. Ltd.	8,824	32,629
Chang Hwa Commercial Bank Ltd.	50,801	38,347
China Steel Corp.	107,475	63,686
Chroma ATE, Inc.	3,158	216,710
Chunghwa Telecom Co. Ltd.	33,116	147,128
CTBC Financial Holding Co. Ltd.	137,717	308,167
Delta Electronics, Inc.	15,747	974,657
E Ink Holdings, Inc.	6,857	46,879
E.Sun Financial Holding Co. Ltd.	129,522	140,424
Elite Material Co. Ltd.	2,352	402,493
eMemory Technology, Inc.	490	45,400
Eva Airways Corp.	36,600	51,789
Evergreen Marine Corp. Taiwan Ltd.	9,288	53,860
Far EasTone Telecommunications Co. Ltd.	16,092	53,141
Feng TAY Enterprise Co. Ltd.	141,120	311,034
First Financial Holding Co. Ltd.	105,252	108,477
Formosa Chemicals & Fibre Corp.	33,062	56,780
Formosa Plastics Corp.	32,974	56,487
Fortune Electric Co. Ltd.	1,342	32,935
Fubon Financial Holding Co. Ltd.	69,152	282,152
Gigabyte Technology Co. Ltd.	4,417	48,437
Global Unichip Corp.	752	117,107
Globalwafers Co. Ltd.	2,154	69,672
Gold Circuit Electronics Ltd.	2,638	100,415
Hon Hai Precision Industry Co. Ltd.	312,055	2,501,572
Hon Precision, Inc.	663	137,041
Hotai Motor Co. Ltd.	2,895	42,464
Hua Nan Financial Holdings Co. Ltd.	80,222	96,275
Innolux Corp.	70,356	153,428
International Games System Co. Ltd.	2,068	51,374
Inventec Corp.	19,884	42,239
Jentech Precision Industrial Co. Ltd.	729	79,213
KGI Financial Holding Co. Ltd.	128,076	115,896
King Slide Works Co. Ltd.	484	113,123
King Yuan Electronics Co. Ltd.	9,079	97,951
Largan Precision Co. Ltd.	926	125,497
Lite-On Technology Corp.	17,592	123,679
Lotes Co. Ltd.	731	48,843
MediaTek, Inc.	27,328	3,731,649
Mega Financial Holding Co. Ltd.	86,270	125,169
Micro-Star International Co. Ltd.	340,000	1,566,997
MPI Corp.	702	135,665
Nan Ya Plastics Corp.	36,821	194,220
Novatek Microelectronics Corp.	4,946	83,880
Pegatron Corp.	15,898	41,954
PharmaEssentia Corp.	1,890	80,014

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Quanta Computer, Inc.*	20,801	$241,698
Realtek Semiconductor Corp.	4,073	104,058
Shanghai Commercial & Savings Bank Ltd. (The)	34,168	45,874
SinoPac Financial Holdings Co. Ltd.	104,332	131,559
Taiwan Cooperative Financial Holding Co. Ltd.	91,502	71,514
Taiwan Mobile Co. Ltd.	15,213	55,679
Taiwan Semiconductor Manufacturing Co. Ltd.	283,793	21,792,080
TCC Group Holdings Co. Ltd.	60,564	45,838
TS Financial Holding Co. Ltd.	189,731	198,807
Unimicron Technology Corp.	10,887	370,698
Uni-President Enterprises Corp.	243,419	570,276
United Microelectronics Corp.*	86,697	465,088
Vanguard International Semiconductor Corp.	8,530	59,020
Wistron Corp.*	22,536	112,799
Wiwynn Corp.	970	142,335
Yageo Corp.	12,135	438,996
Yuanta Financial Holding Co. Ltd.	91,730	190,744
Zhen Ding Technology Holding Ltd.	5,691	113,793

		42,801,686

Thailand (1.4%)
Advanced Info Service PCL	7,874	88,858
Airports of Thailand PCL	31,992	62,593
Bumrungrad Hospital PCL	8,900	50,832
Central Pattana PCL	25,096	51,060
CP ALL PCL	44,187	61,518
Delta Electronics Thailand PCL	25,564	254,492
Gulf Development PCL	30,423	56,550
Kasikornbank PCL	95,400	628,873
PTT Exploration & Production PCL	143,503	576,681
PTT Global Chemical PCL	157,200	158,522
PTT PCL	81,958	87,582
Siam Cement PCL (The)	6,994	51,876

		2,129,437

Turkiye (0.3%)
Akbank TAS	25,213	41,753
Aselsan Elektronik Sanayi ve Ticaret A/S	11,792	87,188
BIM Birlesik Magazalar A/S	7,330	57,483
KOC Holding A/S	6,608	27,466
Turk Hava Yollari AO	7,100	49,728
Turkcell Iletisim Hizmetleri A/S	11,528	26,593
Turkiye Is Bankasi A/S, Class C	70,706	22,512
Turkiye Petrol Rafinerileri A/S	7,175	34,948
Yapi ve Kredi Bankasi A/S*	30,053	25,946

		373,617

United Arab Emirates (0.8%)
Abu Dhabi Commercial Bank PJSC	27,159	107,391
Abu Dhabi Islamic Bank PJSC	12,467	70,084
Abu Dhabi National Oil Co. for Distribution PJSC	26,817	28,665
ADNOC Drilling Co. PJSC	29,255	45,713
Adnoc Gas plc	52,545	49,232
ADNOC Logistics & Services	31,100	51,052
Air Arabia PJSC	33,300	49,596
Aldar Properties PJSC	33,061	74,899
Dubai Electricity & Water Authority PJSC	51,346	38,806
Emaar Development PJSC	8,665	32,889
Emaar Properties PJSC	54,347	177,980
Emirates NBD Bank PJSC	16,262	131,489
Emirates Telecommunications Group Co. PJSC	27,431	143,620
First Abu Dhabi Bank PJSC	38,158	177,164
Salik Co. PJSC	16,046	25,820

		1,204,400

United States (0.1%)
BeOne Medicines Ltd., Class H*	7,103	154,951
JBS NV, Class A	3,103	36,770
Legend Biotech Corp. (ADR)*	645	18,628

		210,349

Total Common Stocks (97.8%) (Cost $90,304,270)		145,999,271

PREFERRED STOCKS:
Brazil (0.0%)†
Axia Energia SA,% (Cost $18)	2	20

	Number of Warrants	Value (Note 1)
WARRANTS:
Malaysia (0.0%)†
YTL Corp. Bhd., expiring 6/2/28* (Cost $—)	5,736	760

YTL Power International Bhd., expiring 6/2/28* (Cost $—)	4,258	1,806

Total Warrants (0.0%)† (Cost $—)		2,566

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.1%)
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	300,000	300,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	215,197	215,197
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	2,608,960	2,608,959

Total Investment Companies		3,124,156

Total Short-Term Investments (2.1%) (Cost $3,124,541)		3,124,156

Total Investments in Securities (99.9%) (Cost $93,428,829)		149,126,013
Other Assets Less Liabilities (0.1%)		221,994

Net Assets (100%)		$149,348,007

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the market value or fair value, as applicable, of these securities amounted to $4,768,505 or 3.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $1,694,163. This was collateralized by $1,280,178 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.375%, maturing 7/9/26 – 5/15/56 and by cash of $515,197 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	14	9/2026	USD	1,230,110	(21,281)

					(21,281)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$380,344	$—	$380,344
Brazil	7,396,718	—	—	7,396,718
Chile	1,448,594	—	—	1,448,594
China	2,343,785	26,765,968	—	29,109,753
Colombia	2,223,208	—	—	2,223,208
Czech Republic	—	1,048,405	—	1,048,405
Egypt	—	86,242	—	86,242
Greece	—	553,336	—	553,336
Hong Kong	—	154,117	—	154,117
Hungary	—	315,067	—	315,067
India	2,024,318	11,453,628	—	13,477,946
Indonesia	—	1,249,097	—	1,249,097
Kuwait	—	533,899	—	533,899
Luxembourg	—	30,717	—	30,717
Malaysia	—	1,026,196	—	1,026,196
Mexico	2,591,873	—	—	2,591,873
Peru	257,689	—	—	257,689
Philippines	—	334,070	—	334,070
Poland	—	1,013,207	—	1,013,207
Qatar	—	513,888	—	513,888

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Romania	$—	$45,198	$—		$45,198
Russia	—	—	—	(a)	– (a)
Saudi Arabia	—	2,431,487	—		2,431,487
South Africa	—	3,942,033	—		3,942,033
South Korea	—	29,116,698	—		29,116,698
Taiwan	—	42,801,686	—		42,801,686
Thailand	—	2,129,437	—		2,129,437
Turkiye	—	373,617	—		373,617
United Arab Emirates	—	1,204,400	—		1,204,400
United States	55,398	154,951	—		210,349
Preferred Stocks
Brazil	—	20	—		20
Short-Term Investments
Investment Companies	3,124,156	—	—		3,124,156
Warrants
Malaysia	—	2,566	—		2,566

Total Assets	$21,465,739	$127,660,274	$—		$149,126,013

Liabilities:
Futures	$(21,281)	$—	$—		$(21,281)

Total Liabilities	$(21,281)	$—	$—		$(21,281)

Total	$21,444,458	$127,660,274	$—		$149,104,732

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
	Liability Derivatives
Equity contracts	Due to broker for futures variation margin, Net assets - Unrealized depreciation	$(21,281	)*

Total		$(21,281)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$160,947	$160,947

Total	$160,947	$160,947

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(30,622)	$(30,622)

Total	$(30,622)	$(30,622)

^	The Portfolio held futures contracts as a substitute for investing in conventional securities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$972,000

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$9,735,657
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$13,074,685

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,890,818
Aggregate gross unrealized depreciation	(12,913,239)

Net unrealized appreciation	$53,977,579

Federal income tax cost of investments in securities and derivative instruments, if applicable	$95,127,153

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $93,428,829)	$149,126,013
Cash	1,427,999
Foreign cash (Cost $310,686)	307,647
Cash held as collateral at broker for futures	129,254
Receivable for securities sold	1,004,604
Dividends, interest and other receivables	415,901
Receivable for Portfolio shares sold	119,170
Due from broker for futures variation margin	16,556
Securities lending income receivable	1,209
Other assets	18,893

Total assets	152,567,246

LIABILITIES
Payable for securities purchased	1,970,474
Payable for return of collateral on securities loaned	515,197
Accrued India taxes	490,200
Investment management fees payable	62,947
Payable for Portfolio shares repurchased	26,524
Distribution fees payable – Class IB	17,601
Administrative fees payable	15,239
Accrued expenses	121,057

Total liabilities	3,219,239

Commitments and contingent liabilities^
NET ASSETS	$149,348,007

Net assets were comprised of:
Paid in capital	$93,843,914
Total distributable earnings (loss)	55,504,093

Net assets	$149,348,007

Class IB
Net asset value, offering and redemption price per share, $86,498,475 / 5,932,906 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.58

Class K
Net asset value, offering and redemption price per share, $62,849,532 / 4,303,116 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.61

(x)	Includes value of securities on loan of $1,694,163.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $149,910 foreign withholding tax)	$1,575,923
Interest	21,444
Securities lending (net)	5,177

Total income	1,602,544

EXPENSES
Investment management fees	475,515
Custodian fees	104,176
Distribution fees – Class IB	94,539
Administrative fees	84,584
Professional fees	52,697
Licensing fees	37,191
Printing and mailing expenses	10,732
Trustees’ fees	2,044
Miscellaneous	9,207

Gross expenses	870,685
Less: Waiver from investment manager	(129,959)

Net expenses	740,726

NET INVESTMENT INCOME (LOSS)	861,818

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	4,283,502
Futures contracts	160,947
Foreign currency transactions	(13,232)

Net realized gain (loss)	4,431,217

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $(134,433) on unrealized depreciation on investments)	24,598,710
Futures contracts	(30,622)
Foreign currency translations	(4,242)

Net change in unrealized appreciation (depreciation)	24,563,846

NET REALIZED AND UNREALIZED GAIN (LOSS)	28,995,063

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,856,881

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$861,818	$2,012,460
Net realized gain (loss)	4,431,217	(211,700)
Net change in unrealized appreciation (depreciation)	24,563,846	29,597,120

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	29,856,881	31,397,880

Distributions to shareholders:
Class IB	—	(1,302,280)
Class K	—	(1,228,431)

Total distributions to shareholders	—	(2,530,711)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,069,455 and 1,067,956 shares, respectively ]	14,369,727	11,103,416
Capital shares issued in reinvestment of dividends [ 0 and 113,737 shares, respectively ]	—	1,302,280
Capital shares repurchased [ (823,163) and (925,312) shares, respectively ]	(10,813,061)	(9,555,383)

Total Class IB transactions	3,556,666	2,850,313

Class K
Capital shares sold [ 113,856 and 254,313 shares, respectively ]	1,512,676	2,577,321
Capital shares issued in reinvestment of dividends [ 0 and 107,286 shares, respectively ]	—	1,228,431
Capital shares repurchased [ (613,299) and (793,210) shares, respectively ]	(8,203,710)	(8,250,029)

Total Class K transactions	(6,691,034)	(4,444,277)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,134,368)	(1,593,964)

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,722,513	27,273,205
NET ASSETS:
Beginning of period	122,625,494	95,352,289

End of period	$149,348,007	$122,625,494

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.69		$8.94	$8.78	$8.16	$10.68	$11.16

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.18	0.16	0.17	0.21	0.13
Net realized and unrealized gain (loss)	2.81		2.81	0.20	0.67	(2.09)	(0.19)

Total from investment operations	2.89		2.99	0.36	0.84	(1.88)	(0.06)

Less distributions:
Dividends from net investment income	—		(0.24)	(0.20)	(0.22)	(0.19)	(0.14)
Distributions from net realized gains	—		—	—	—	(0.45)	(0.28)
Tax return of capital	—		—	— #	—	—	—

Total dividends and distributions	—		(0.24)	(0.20)	(0.22)	(0.64)	(0.42)

Net asset value, end of period	$14.58		$11.69	$8.94	$8.78	$8.16	$10.68

Total return (b)(y)	24.72%		33.46%	4.01%	10.34%	(17.63)%	(0.55)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$86,498		$66,465	$48,548	$46,929	$38,799	$41,915
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20%		1.20%	1.20%	1.20%	1.20%	1.20%
Before waivers (a)(f)	1.39%		1.41%	1.46%	1.47%	1.48%	1.26%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	1.18%		1.74%	1.76%	1.98%	2.29%	1.13%
Before waivers (a)(g)	0.99%		1.53%	1.50%	1.71%	2.01%	1.07%
Portfolio turnover rate^	7	%(z)	5%	8%	5%	73%	13%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.69		$8.94	$8.79	$8.16	$10.68	$11.16

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.21	0.18	0.19	0.24	0.15
Net realized and unrealized gain (loss)	2.83		2.80	0.19	0.68	(2.09)	(0.19)

Total from investment operations	2.92		3.01	0.37	0.87	(1.85)	(0.04)

Less distributions:
Dividends from net investment income	—		(0.26)	(0.22)	(0.24)	(0.22)	(0.16)
Distributions from net realized gains	—		—	—	—	(0.45)	(0.28)
Tax return of capital	—		—	— #	—	—	—

Total dividends and distributions	—		(0.26)	(0.22)	(0.24)	(0.67)	(0.44)

Net asset value, end of period	$14.61		$11.69	$8.94	$8.79	$8.16	$10.68

Total return (b)(y)	24.98%		33.75%	4.16%	10.73%	(17.43)%	(0.31)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$62,850		$56,161	$46,804	$41,642	$37,862	$37,195
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%		0.95%	0.95%	0.95%	0.95%	0.95%
Before waivers (a)(f)	1.14%		1.16%	1.21%	1.21%	1.24%	1.01%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	1.38%		2.00%	2.01%	2.24%	2.57%	1.26%
Before waivers (a)(g)	1.19%		1.79%	1.76%	1.97%	2.28%	1.20%
Portfolio turnover rate^	7	%(z)	5%	8%	5%	73%	13%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of any underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.6%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	1,421,774	$29,430,722
Comcast Corp., Class A	729,019	17,897,416
Verizon Communications, Inc.	854,406	36,175,550

		83,503,688

Entertainment (1.0%)
Electronic Arts, Inc.	46,086	9,449,473
Live Nation Entertainment, Inc.*	32,380	5,929,102
Netflix, Inc.*	861,617	61,519,454
Take-Two Interactive Software, Inc.*	35,617	8,903,538
TKO Group Holdings, Inc., Class A	12,886	2,594,081
Walt Disney Co. (The)	355,326	34,200,127
Warner Bros Discovery, Inc.*	507,132	13,520,139

		136,115,914

Interactive Media & Services (7.7%)
Alphabet, Inc., Class A	1,199,828	428,782,532
Alphabet, Inc., Class C	967,120	341,712,510
Meta Platforms, Inc., Class A	449,356	253,117,741

		1,023,612,783

Media (0.2%)
Charter Communications, Inc., Class A (x)*	17,112	2,433,497
EchoStar Corp., Class A*	27,886	2,830,429
Fox Corp., Class A	40,818	2,129,067
Fox Corp., Class B	28,451	1,332,645
News Corp., Class A	74,665	1,853,932
News Corp., Class B	24,654	691,791
Omnicom Group, Inc.	58,318	4,247,300
Paramount Skydance Corp., Class B (x)	64,543	636,394
Trade Desk, Inc. (The), Class A*	87,373	1,579,704

		17,734,759

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	95,220	15,971,251

Total Communication Services		1,276,938,395

Consumer Discretionary (9.2%)
Automobile Components (0.0%)†
Aptiv plc*	43,302	2,657,877

Automobiles (2.0%)
Ford Motor Co.	800,853	11,131,857
General Motors Co.	184,499	14,221,183
Tesla, Inc.*	576,069	242,294,621

		267,647,661

Broadline Retail (3.7%)
Amazon.com, Inc.*	2,003,025	477,400,978
eBay, Inc.	90,852	10,152,711

		487,553,689

Distributors (0.0%)†
Genuine Parts Co.	28,161	3,322,435

Hotels, Restaurants & Leisure (1.6%)
Airbnb, Inc., Class A*	85,517	12,237,483
Booking Holdings, Inc.	158,556	28,261,021
Carnival Corp. Ltd.	263,234	7,520,595
Chipotle Mexican Grill, Inc.*	262,474	8,924,116
Darden Restaurants, Inc.	23,436	4,828,050
Domino’s Pizza, Inc.	6,262	1,853,803
DoorDash, Inc., Class A*	77,435	14,289,081
Expedia Group, Inc.	23,429	5,995,013
Hilton Worldwide Holdings, Inc.	46,581	15,393,157
Las Vegas Sands Corp.	61,012	2,818,144
Marriott International, Inc., Class A	44,784	16,596,503
McDonald’s Corp.	145,384	39,298,749
MGM Resorts International*	39,264	1,877,212
Norwegian Cruise Line Holdings Ltd.*	93,943	1,983,137
Royal Caribbean Cruises Ltd.	51,037	16,205,779
Starbucks Corp.	233,206	23,831,321
Wynn Resorts Ltd.	17,160	1,666,064
Yum! Brands, Inc.	56,398	9,015,784

		212,595,012

Household Durables (0.2%)
DR Horton, Inc.	53,964	8,789,657
Garmin Ltd.	33,543	7,967,804
Lennar Corp., Class A	44,043	3,985,451
NVR, Inc.*	552	3,760,997
PulteGroup, Inc.	38,977	5,348,034

		29,851,943

Leisure Products (0.0%)†
Hasbro, Inc.	27,504	2,271,555

Specialty Retail (1.5%)
AutoZone, Inc.*	3,372	10,776,710
Best Buy Co., Inc.	40,628	3,082,853
Carvana Co.*	146,567	9,647,040
Home Depot, Inc. (The)	203,808	71,879,005
Lowe’s Cos., Inc.	114,600	25,268,154
O’Reilly Automotive, Inc.*	169,572	15,615,885
Ross Stores, Inc.	65,918	14,030,646
TJX Cos., Inc. (The)	226,272	34,280,208
Tractor Supply Co.	107,313	3,392,164
Ulta Beauty, Inc.*	8,913	4,019,585
Williams-Sonoma, Inc.	24,093	5,616,078

		197,608,328

Textiles, Apparel & Luxury Goods (0.2%)
Deckers Outdoor Corp.*	29,046	2,883,977
Lululemon Athletica, Inc.*	21,427	2,446,535
NIKE, Inc., Class B	245,442	10,075,394
Ralph Lauren Corp.	7,910	3,175,153
Tapestry, Inc.	41,343	6,051,789

		24,632,848

Total Consumer Discretionary		1,228,141,348

Consumer Staples (4.5%)
Beverages (1.0%)
Brown-Forman Corp., Class B	34,448	918,039
Coca-Cola Co. (The)	792,339	64,393,390
Constellation Brands, Inc., Class A	28,536	3,969,072
Keurig Dr. Pepper, Inc.	278,399	9,111,999

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Molson Coors Beverage Co., Class B	32,828	$1,278,979
Monster Beverage Corp.*	146,088	14,041,979
PepsiCo, Inc.	279,669	37,867,183

		131,580,641

Consumer Staples Distribution & Retail (1.7%)
Casey’s General Stores, Inc.	7,563	6,010,997
Costco Wholesale Corp.	90,781	84,922,902
Dollar General Corp.	45,063	5,187,202
Dollar Tree, Inc.*	37,056	4,481,923
Kroger Co. (The)	116,068	6,445,256
Sysco Corp.	97,846	8,177,969
Target Corp.	92,934	12,138,110
Walmart, Inc.	897,066	101,601,695

		228,966,054

Food Products (0.4%)
Archer-Daniels-Midland Co.	98,618	7,534,415
Bunge Global SA	27,790	2,966,027
General Mills, Inc.	109,202	3,800,230
Hershey Co. (The)	30,331	5,321,574
Hormel Foods Corp.	59,678	1,481,208
J M Smucker Co. (The)	21,822	2,454,975
Kraft Heinz Co. (The) (x)	174,697	4,126,343
McCormick & Co., Inc. (Non-Voting)	51,971	2,620,378
Mondelez International, Inc., Class A	262,661	15,192,312
Tyson Foods, Inc., Class A	57,728	3,304,928

		48,802,390

Household Products (0.7%)
Church & Dwight Co., Inc.	48,484	4,697,130
Clorox Co. (The)	24,743	2,361,472
Colgate-Palmolive Co.	163,735	15,011,225
Kimberly-Clark Corp.	67,922	7,455,798
Procter & Gamble Co. (The)	476,479	69,870,880

		99,396,505

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	50,600	3,994,870
Kenvue, Inc.	392,874	7,507,822

		11,502,692

Tobacco (0.6%)
Altria Group, Inc.	341,694	24,584,883
Philip Morris International, Inc.	318,913	57,694,551

		82,279,434

Total Consumer Staples		602,527,716

Energy (3.0%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	202,998	11,266,389
Halliburton Co.	170,940	5,803,413
SLB Ltd.	305,920	14,222,221

		31,292,023

Oil, Gas & Consumable Fuels (2.7%)
APA Corp.	72,327	2,355,690
Chevron Corp.	383,071	63,497,849
ConocoPhillips	249,288	25,915,980
Devon Energy Corp.	235,918	9,748,132
Diamondback Energy, Inc.	39,718	6,981,630
EOG Resources, Inc.	108,987	14,138,884
EQT Corp.	127,986	6,805,016
Expand Energy Corp.	48,951	4,463,842
Exxon Mobil Corp.#	848,142	115,957,974
Kinder Morgan, Inc.	400,616	12,807,694
Marathon Petroleum Corp.	59,736	15,272,703
Occidental Petroleum Corp.	148,572	7,216,142
ONEOK, Inc.	128,918	11,208,131
Phillips 66	82,040	13,868,862
Targa Resources Corp.	43,921	11,776,977
Texas Pacific Land Corp.	11,855	5,188,222
Valero Energy Corp.	60,759	15,824,074
Williams Cos., Inc. (The)	250,251	18,603,659

		361,631,461

Total Energy		392,923,484

Financials (11.7%)
Banks (3.4%)
Bank of America Corp.	1,335,940	76,121,861
Citigroup, Inc.	348,996	48,845,480
Citizens Financial Group, Inc.	86,530	6,063,157
Fifth Third Bancorp	185,450	10,453,817
Huntington Bancshares, Inc.	414,793	7,354,280
JPMorgan Chase & Co.	548,283	179,469,474
KeyCorp	188,577	4,346,700
M&T Bank Corp.	29,966	7,132,208
PNC Financial Services Group, Inc. (The)	82,169	20,231,651
Regions Financial Corp.	174,619	5,273,494
Truist Financial Corp.	254,933	12,700,762
US Bancorp	317,633	19,185,033
Wells Fargo & Co.	626,178	51,747,350

		448,925,267

Capital Markets (2.9%)
Ameriprise Financial, Inc.	18,395	8,438,890
Ares Management Corp., Class A	43,160	4,804,140
Bank of New York Mellon Corp. (The)	140,447	20,310,041
BlackRock, Inc.	29,541	28,405,444
Blackstone, Inc.	152,009	17,886,899
Cboe Global Markets, Inc.	21,414	5,196,535
Charles Schwab Corp. (The)	334,511	30,865,330
CME Group, Inc.	74,146	16,373,661
Coinbase Global, Inc., Class A (x)*	45,513	6,653,546
FactSet Research Systems, Inc.	7,455	1,715,246
Franklin Resources, Inc.	62,734	2,087,160
Goldman Sachs Group, Inc. (The)	60,365	61,051,350
Interactive Brokers Group, Inc., Class A	91,155	7,934,131
Intercontinental Exchange, Inc.	115,715	14,245,674
Invesco Ltd.	90,708	2,393,784
KKR & Co., Inc.	141,467	12,983,841
Moody’s Corp.	30,743	13,924,120
Morgan Stanley	245,286	51,274,585
MSCI, Inc.	14,896	8,342,356
Nasdaq, Inc.	91,420	7,205,724
Northern Trust Corp.	37,864	6,582,278

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Raymond James Financial, Inc.	35,491	$5,395,697
Robinhood Markets, Inc., Class A*	161,893	16,234,630
S&P Global, Inc.	62,041	25,266,818
State Street Corp.	56,632	9,604,787
T. Rowe Price Group, Inc.	43,843	4,984,511

		390,161,178

Consumer Finance (0.5%)
American Express Co.	108,902	36,836,102
Capital One Financial Corp.	127,334	25,545,747
Synchrony Financial	68,828	5,234,369

		67,616,218

Financial Services (3.3%)
Apollo Global Management, Inc.	94,374	11,165,388
Berkshire Hathaway, Inc., Class B*	375,136	187,714,303
Block, Inc., Class A*	109,512	8,322,912
Corpay, Inc.*	13,374	4,457,153
Fidelity National Information Services, Inc.	105,764	4,112,104
Fiserv, Inc.*	109,115	5,352,091
Global Payments, Inc.	47,577	3,452,187
Jack Henry & Associates, Inc.	14,539	2,002,602
Mastercard, Inc., Class A	165,103	84,796,901
PayPal Holdings, Inc.	180,497	7,793,860
Visa, Inc., Class A	339,611	116,517,138

		435,686,639

Insurance (1.6%)
Aflac, Inc.	93,734	10,990,312
Allstate Corp. (The)	52,674	12,533,252
American International Group, Inc.	108,491	8,085,834
Aon plc, Class A	43,702	14,495,516
Arch Capital Group Ltd.*	71,204	6,911,060
Arthur J Gallagher & Co.	52,567	12,067,806
Assurant, Inc.	10,139	2,722,626
Brown & Brown, Inc.	59,646	3,826,291
Chubb Ltd.	73,809	25,149,679
Cincinnati Financial Corp.	31,652	5,860,051
Erie Indemnity Co., Class A (x)	5,198	1,246,221
Everest Group Ltd.	8,097	2,892,491
Globe Life, Inc.	15,888	2,838,868
Hartford Insurance Group, Inc. (The)	56,093	7,433,444
Loews Corp.	34,526	3,908,688
Marsh & McLennan Cos., Inc.	98,585	16,431,162
MetLife, Inc.	110,595	9,357,443
Principal Financial Group, Inc.	40,222	4,335,127
Progressive Corp. (The)	119,567	26,119,411
Prudential Financial, Inc.	71,003	7,663,354
Travelers Cos., Inc. (The)	43,512	14,364,181
W.R. Berkley Corp.	60,179	4,244,425
Willis Towers Watson plc	19,326	5,051,237

		208,528,479

Total Financials		1,550,917,781

Health Care (8.8%)
Biotechnology (1.6%)
AbbVie, Inc.	361,522	90,973,396
Amgen, Inc.	110,435	39,990,722
Biogen, Inc.*	30,210	6,527,173
Gilead Sciences, Inc.	254,051	32,096,803
Incyte Corp.*	34,339	3,892,669
Moderna, Inc.*	72,260	5,060,368
Regeneron Pharmaceuticals, Inc.	20,446	12,748,899
Vertex Pharmaceuticals, Inc.*	51,934	25,797,176

		217,087,206

Health Care Equipment & Supplies (1.4%)
Abbott Laboratories	356,411	32,340,734
Align Technology, Inc.*	13,629	2,298,667
Baxter International, Inc.	105,680	2,253,098
Becton Dickinson & Co.	56,381	8,532,137
Boston Scientific Corp.*	304,139	12,980,652
Cooper Cos., Inc. (The)*	39,924	2,862,950
Dexcom, Inc.*	78,958	5,317,821
Edwards Lifesciences Corp.*	117,821	10,658,088
GE HealthCare Technologies, Inc.	93,080	5,958,051
IDEXX Laboratories, Inc.*	16,141	8,497,268
Insulet Corp.*	14,173	2,157,839
Intuitive Surgical, Inc.*	72,469	28,819,472
Medtronic plc	262,709	20,551,725
ResMed, Inc.	29,681	5,784,233
Solventum Corp.*	30,120	2,323,758
STERIS plc	20,068	4,225,719
Stryker Corp.	70,599	22,227,389
Zimmer Biomet Holdings, Inc.	39,586	3,407,959

		181,197,560

Health Care Providers & Services (1.7%)
Cardinal Health, Inc.	47,923	11,384,588
Cencora, Inc.	39,811	11,265,717
Centene Corp.*	95,989	6,161,534
Cigna Group (The)	54,129	14,922,283
CVS Health Corp.	261,081	27,008,829
DaVita, Inc.*	6,568	1,461,248
Elevance Health, Inc.	44,436	17,184,734
HCA Healthcare, Inc.	31,775	12,388,755
Henry Schein, Inc.*	19,813	1,654,782
Humana, Inc.	24,567	9,758,504
Labcorp Holdings, Inc.	16,779	4,698,120
McKesson Corp.	24,596	18,584,737
Quest Diagnostics, Inc.	22,651	4,800,879
UnitedHealth Group, Inc.	185,825	77,234,445
Universal Health Services, Inc., Class B	10,904	1,621,316

		220,130,471

Health Care Technology (0.0%)†
Veeva Systems, Inc., Class A*	30,722	5,452,233

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	57,826	7,681,028
Bio-Techne Corp.	32,037	2,263,414
Charles River Laboratories International, Inc.*	9,856	2,235,242
Danaher Corp.	128,894	24,551,729
IQVIA Holdings, Inc.*	34,151	6,598,656
Mettler-Toledo International, Inc.*	4,135	5,282,504
Revvity, Inc.	22,827	2,539,732
Thermo Fisher Scientific, Inc.	76,041	38,123,916
Waters Corp.*	20,091	7,534,929
West Pharmaceutical Services, Inc.	14,456	5,189,704

		102,000,854

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (3.3%)
Bristol-Myers Squibb Co.	417,850	$24,076,517
Eli Lilly & Co.	161,868	194,149,335
Johnson & Johnson	492,566	125,096,987
Merck & Co., Inc.	505,377	64,940,945
Pfizer, Inc.	1,166,224	28,082,674
Viatris, Inc.	238,292	3,784,077
Zoetis, Inc.	85,783	6,164,366

		446,294,901

Total Health Care		1,172,163,225

Industrials (8.8%)
Aerospace & Defense (2.2%)
Axon Enterprise, Inc.*	16,493	9,246,141
Boeing Co. (The)*	161,303	34,917,260
GE Aerospace	213,488	79,786,870
General Dynamics Corp.	51,937	18,398,163
Honeywell Aerospace, Inc.*	64,830	14,332,506
Howmet Aerospace, Inc.	81,870	22,011,568
Huntington Ingalls Industries, Inc.	8,063	2,256,753
L3Harris Technologies, Inc.	38,120	11,077,291
Lockheed Martin Corp.	41,517	21,151,251
Northrop Grumman Corp.	27,319	13,913,840
RTX Corp.	275,559	52,281,809
Textron, Inc.	35,581	3,263,845
TransDigm Group, Inc.	11,445	15,245,198

		297,882,495

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	24,119	4,542,572
Expeditors International of Washington, Inc.	26,763	4,361,834
FedEx Corp.	44,750	14,012,568
United Parcel Service, Inc., Class B	152,766	16,422,345

		39,339,319

Building Products (0.5%)
A.O. Smith Corp.	22,910	1,436,915
Allegion plc	17,584	2,470,376
Builders FirstSource, Inc.*	22,009	1,969,366
Carrier Global Corp.	159,757	11,718,176
Johnson Controls International plc	124,842	18,240,665
Lennox International, Inc.	6,480	3,712,716
Masco Corp.	41,279	3,358,872
Trane Technologies plc	45,232	22,216,149

		65,123,235

Commercial Services & Supplies (0.4%)
Cintas Corp.	69,586	11,835,187
Copart, Inc.*	181,344	5,112,087
Republic Services, Inc.	40,920	8,719,234
Rollins, Inc.	60,096	2,508,407
Veralto Corp.	50,255	4,456,614
Waste Management, Inc.	75,597	16,849,059

		49,480,588

Construction & Engineering (0.3%)
Comfort Systems USA, Inc.	7,191	14,252,202
EMCOR Group, Inc.	9,093	7,546,099
Quanta Services, Inc.	30,705	22,108,828

		43,907,129

Electrical Equipment (1.3%)
AMETEK, Inc.	46,900	11,346,986
Eaton Corp. plc	79,454	33,856,938
Emerson Electric Co.	114,608	16,406,135
GE Vernova, Inc.	54,986	64,600,852
Generac Holdings, Inc.*	12,046	3,527,189
Hubbell, Inc., Class B	10,813	5,657,362
Rockwell Automation, Inc.	22,769	11,272,477
Vertiv Holdings Co., Class A	78,597	26,315,848

		172,983,787

Ground Transportation (0.8%)
CSX Corp.	380,214	18,071,571
Fedex Freight Holding Co., Inc.*	22,243	3,358,693
JB Hunt Transport Services, Inc.	15,243	4,411,781
Norfolk Southern Corp.	45,957	14,457,613
Old Dominion Freight Line, Inc.	37,448	8,111,237
Uber Technologies, Inc.*	416,526	30,056,516
Union Pacific Corp.	121,486	33,044,192

		111,511,603

Industrial Conglomerates (0.2%)
3M Co.	106,723	17,279,521
Honeywell International, Inc.	64,830	14,515,325

		31,794,846

Machinery (2.0%)
Caterpillar, Inc.	94,247	100,363,630
Cummins, Inc.	28,235	20,137,484
Deere & Co.	51,401	32,605,196
Dover Corp.	27,554	6,179,811
Fortive Corp.	62,319	3,807,068
IDEX Corp.	15,145	3,437,158
Illinois Tool Works, Inc.	53,571	14,489,348
Ingersoll Rand, Inc.	72,869	5,974,529
Nordson Corp.	10,875	3,280,879
Otis Worldwide Corp.	78,516	5,621,746
PACCAR, Inc.	107,689	12,935,603
Parker-Hannifin Corp.	25,800	25,235,496
Pentair plc	33,068	2,534,993
Snap-on, Inc.	10,600	4,265,440
Stanley Black & Decker, Inc.	31,810	2,993,957
Westinghouse Air Brake Technologies Corp.	34,719	9,360,242
Xylem, Inc.	48,637	5,749,380

		258,971,960

Passenger Airlines (0.2%)
Delta Air Lines, Inc.	133,708	12,523,091
Southwest Airlines Co.	100,013	5,142,669
United Airlines Holdings, Inc.*	66,414	9,031,640

		26,697,400

Professional Services (0.3%)
Automatic Data Processing, Inc.	81,794	18,317,766
Broadridge Financial Solutions, Inc.	23,666	3,241,059
Equifax, Inc.	24,365	3,867,213
Jacobs Solutions, Inc.	24,162	3,044,412
Leidos Holdings, Inc.	25,738	2,650,242
Paychex, Inc.	65,982	6,488,010
Verisk Analytics, Inc.	26,810	4,813,199

		42,421,901

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.3%)
Fastenal Co.	234,912	$11,282,823
United Rentals, Inc.	12,819	14,522,517
W.W. Grainger, Inc.	8,888	12,091,235

		37,896,575

Total Industrials		1,178,010,838

Information Technology (37.7%)
Communications Equipment (1.3%)
Arista Networks, Inc.*	211,280	35,892,246
Ciena Corp.*	28,933	14,193,373
Cisco Systems, Inc.	808,230	94,934,696
F5, Inc.*	11,544	4,801,842
Lumentum Holdings, Inc.*	15,919	13,659,457
Motorola Solutions, Inc.	33,966	14,105,740

		177,587,354

Electronic Equipment, Instruments & Components (1.2%)
Amphenol Corp., Class A	251,731	44,385,210
CDW Corp.	26,141	3,676,470
Coherent Corp.*	40,032	15,791,423
Corning, Inc.	160,255	40,933,935
Flex Ltd.*	75,234	12,193,174
Jabil, Inc.	21,588	8,321,742
Keysight Technologies, Inc.*	35,093	12,285,007
TE Connectivity plc	59,728	12,041,762
Teledyne Technologies, Inc.*	9,480	6,322,212
Zebra Technologies Corp., Class A*	9,747	2,565,995

		158,516,930

IT Services (0.7%)
Accenture plc, Class A	125,625	15,632,775
Akamai Technologies, Inc. (x)*	29,749	3,516,629
Cognizant Technology Solutions Corp., Class A	96,963	3,755,377
Gartner, Inc.*	13,700	1,775,794
GoDaddy, Inc., Class A*	27,094	2,299,739
International Business Machines Corp.	192,320	54,082,307
VeriSign, Inc.	16,758	4,215,643

		85,278,264

Semiconductors & Semiconductor Equipment (19.0%)
Advanced Micro Devices, Inc.*	333,655	193,823,526
Analog Devices, Inc.	99,897	39,676,091
Applied Materials, Inc.	162,389	117,407,247
Broadcom, Inc.	967,208	365,362,822
First Solar, Inc.*	21,987	5,188,053
Intel Corp.*	966,718	134,982,834
KLA Corp.	267,292	80,644,669
Lam Research Corp.	255,893	110,886,114
Marvell Technology, Inc.	179,156	53,368,781
Microchip Technology, Inc.	110,727	10,098,302
Micron Technology, Inc.	230,758	266,361,652
Monolithic Power Systems, Inc.	10,053	13,896,865
NVIDIA Corp.	4,956,018	991,649,642
NXP Semiconductors NV	51,661	14,518,291
ON Semiconductor Corp.*	80,191	7,581,257
Qnity Electronics, Inc.	42,835	6,995,384
QUALCOMM, Inc.	215,670	39,853,659
Skyworks Solutions, Inc. (x)	30,776	2,086,613
Teradyne, Inc.	32,032	15,498,363
Texas Instruments, Inc.	186,224	55,507,788

		2,525,387,953

Software (7.4%)
Adobe, Inc.*	82,708	16,956,794
AppLovin Corp., Class A*	55,052	28,364,442
Autodesk, Inc.*	43,205	8,399,916
Cadence Design Systems, Inc.*	56,438	21,182,310
Crowdstrike Holdings, Inc., Class A*	52,084	39,747,384
Datadog, Inc., Class A*	67,694	17,624,810
Fair Isaac Corp.*	4,745	5,669,231
Fortinet, Inc.*	127,428	19,575,489
Gen Digital, Inc.	112,778	2,807,044
Intuit, Inc.	56,588	14,769,468
Microsoft Corp.	1,520,011	566,994,503
Oracle Corp.	347,214	50,884,212
Palantir Technologies, Inc., Class A*	469,824	54,814,366
Palo Alto Networks, Inc.*	165,947	56,591,246
PTC, Inc.*	23,635	2,685,172
Roper Technologies, Inc.	20,650	6,987,754
Salesforce, Inc.	167,391	26,223,474
ServiceNow, Inc.*	211,027	20,950,761
Synopsys, Inc.*	39,198	17,485,052
Trimble, Inc.*	47,700	2,441,286
Tyler Technologies, Inc.*	8,628	2,523,345
Workday, Inc., Class A*	41,684	5,102,955

		988,781,014

Technology Hardware, Storage & Peripherals (8.1%)
Apple, Inc.	3,005,336	869,624,025
Dell Technologies, Inc., Class C	59,193	25,539,412
Hewlett Packard Enterprise Co.	271,502	12,247,455
HP, Inc.	187,136	4,105,764
NetApp, Inc.	40,378	6,248,899
Sandisk Corp.*	30,302	68,898,567
Seagate Technology Holdings plc	45,882	44,276,130
Super Micro Computer, Inc.*	103,373	3,031,930
Western Digital Corp.	70,529	45,048,283

		1,079,020,465

Total Information Technology		5,014,571,980

Materials (1.8%)
Chemicals (1.0%)
Air Products and Chemicals, Inc.	45,565	13,358,747
Albemarle Corp.	24,132	3,258,544
CF Industries Holdings, Inc.	31,436	3,403,261
Corteva, Inc.	136,854	11,590,165
Dow, Inc.	147,479	4,035,025
DuPont de Nemours, Inc.	27,999	3,797,784
Ecolab, Inc.	51,829	14,440,078
International Flavors & Fragrances, Inc.	52,516	4,160,318
Linde plc	94,606	49,094,838
LyondellBasell Industries NV, Class A	52,839	2,781,973
Mosaic Co. (The)	65,038	1,378,155

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
PPG Industries, Inc.	45,610	$5,532,037
Sherwin-Williams Co. (The)	46,934	16,160,315

		132,991,240

Construction Materials (0.2%)
CRH plc	136,728	14,629,896
Martin Marietta Materials, Inc.	12,287	7,085,913
Vulcan Materials Co.	26,551	7,832,811

		29,548,620

Containers & Packaging (0.2%)
Amcor plc	94,606	4,101,170
Avery Dennison Corp.	15,651	2,540,940
Ball Corp.	54,480	3,399,552
International Paper Co.	108,350	4,128,135
Packaging Corp. of America	18,118	4,317,157
Smurfit Westrock plc	107,316	4,964,438

		23,451,392

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	294,155	18,499,408
Newmont Corp.	218,443	20,402,576
Nucor Corp.	46,601	10,380,373
Steel Dynamics, Inc.	27,738	6,364,761

		55,647,118

Total Materials		241,638,370

Real Estate (1.8%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	32,093	1,696,115
Healthpeak Properties, Inc. (REIT)	141,070	3,018,898
Ventas, Inc. (REIT)	99,480	8,833,824
Welltower, Inc. (REIT)	144,445	32,784,682

		46,333,519

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	130,331	3,090,148

Industrial REITs (0.2%)
Prologis, Inc. (REIT)	190,776	25,844,425

Office REITs (0.0%)†
BXP, Inc. (REIT)	30,348	2,012,376

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	59,916	8,070,086
CoStar Group, Inc.*	83,558	2,366,362

		10,436,448

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	28,426	5,363,702
Camden Property Trust (REIT)	20,568	2,354,830
Equity Residential (REIT)	69,766	4,739,204
Essex Property Trust, Inc. (REIT)	13,150	3,834,409
Invitation Homes, Inc. (REIT)	111,829	3,378,354
Mid-America Apartment Communities, Inc. (REIT)	23,815	3,308,856
UDR, Inc. (REIT)	60,501	2,415,200

		25,394,555

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	16,086	1,985,656
Kimco Realty Corp. (REIT)	137,994	3,498,148
Realty Income Corp. (REIT)	190,807	11,822,401
Regency Centers Corp. (REIT)	33,719	2,688,753
Simon Property Group, Inc. (REIT)	66,355	14,840,296

		34,835,254

Specialized REITs (0.7%)
American Tower Corp. (REIT)	95,331	15,593,292
Crown Castle, Inc. (REIT)	89,307	6,763,219
Digital Realty Trust, Inc. (REIT)	67,591	12,137,992
Equinix, Inc. (REIT)	20,181	21,036,472
Extra Space Storage, Inc. (REIT)	43,228	6,281,028
Iron Mountain, Inc. (REIT)	60,880	7,689,753
Public Storage (REIT)	32,328	10,290,326
SBA Communications Corp. (REIT)	21,703	3,829,711
VICI Properties, Inc. (REIT), Class A	227,376	6,036,833
Weyerhaeuser Co. (REIT)	147,540	3,532,108

		93,190,734

Total Real Estate		241,137,459

Utilities (2.2%)
Electric Utilities (1.4%)
Alliant Energy Corp.	52,849	4,031,850
American Electric Power Co., Inc.	111,335	15,231,741
Constellation Energy Corp.	65,413	16,246,627
Duke Energy Corp.	159,521	20,192,168
Edison International	78,737	5,861,970
Entergy Corp.	93,693	10,761,578
Evergy, Inc.	47,168	4,076,730
Eversource Energy	76,954	5,561,466
Exelon Corp.	209,370	9,760,829
FirstEnergy Corp.	106,523	5,064,104
NextEra Energy, Inc.	426,704	37,451,810
NRG Energy, Inc.	43,172	6,305,702
PG&E Corp.	450,621	7,579,445
Pinnacle West Capital Corp.	24,797	2,653,279
PPL Corp.	153,946	5,595,937
Southern Co. (The)	230,669	22,077,330
Xcel Energy, Inc.	127,739	10,257,442

		188,710,008

Gas Utilities (0.1%)
Atmos Energy Corp.	34,155	5,883,882

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	145,927	2,139,290
Vistra Corp.	64,761	10,273,037

		12,412,327

Multi-Utilities (0.6%)
Ameren Corp.	56,629	6,401,342
CenterPoint Energy, Inc.	133,857	5,895,062
CMS Energy Corp.	63,211	4,835,642
Consolidated Edison, Inc.	75,409	8,342,498
Dominion Energy, Inc.	179,955	12,289,127
DTE Energy Co.	42,230	6,434,585
NiSource, Inc.	98,103	4,664,798

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Public Service Enterprise Group, Inc.	101,967	$8,275,642
Sempra	133,758	12,400,704
WEC Energy Group, Inc.	66,650	7,782,720

		77,322,120

Water Utilities (0.0%)†
American Water Works Co., Inc.	39,959	5,257,805

Total Utilities		289,586,142

Total Common Stocks (99.1%) (Cost $2,659,824,530)		13,188,556,738

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Hologic, Inc., CVR* (Cost $346)	46,101	461

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
BlackRock Liquidity FedFund, Institutional Shares 3.54% (7 day yield) (xx)	10,000,000	10,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	6,460,557	6,460,557
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	100,000	100,000

Total Investment Companies		16,560,557

Total Short-Term Investments (0.1%) (Cost $16,560,557)		16,560,557

Total Investments in Securities (99.2%) (Cost $2,676,385,433)		13,205,117,756
Other Assets Less Liabilities (0.8%)		105,964,763

Net Assets (100%)		$13,311,082,519

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $35,137,040.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $16,371,519. This was collateralized by $348,506 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.875%, maturing 4/15/27 – 11/15/55 and by cash of $16,560,557 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	313	9/2026	USD	118,130,113	787,783

					787,783

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$1,276,938,395	$—	$—	$1,276,938,395
Consumer Discretionary	1,228,141,348	—	—	1,228,141,348
Consumer Staples	602,527,716	—	—	602,527,716
Energy	392,923,484	—	—	392,923,484
Financials	1,550,917,781	—	—	1,550,917,781
Health Care	1,172,163,225	—	—	1,172,163,225
Industrials	1,178,010,838	—	—	1,178,010,838
Information Technology	5,014,571,980	—	—	5,014,571,980
Materials	241,638,370	—	—	241,638,370
Real Estate	241,137,459	—	—	241,137,459
Utilities	289,586,142	—	—	289,586,142
Futures	787,783	—	—	787,783
Rights
Health Care	—	461	—	461
Short-Term Investments
Investment Companies	16,560,557	—	—	16,560,557

Total Assets	$13,205,905,078	$461	$—	$13,205,905,539

Total Liabilities	$—	$—	$—	$—

Total	$13,205,905,078	$461	$—	$13,205,905,539

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$787,783	*

Total		$787,783

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$11,197,351	$11,197,351

Total	$11,197,351	$11,197,351

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$1,107,021	$1,107,021

Total	$1,107,021	$1,107,021

^	The Portfolio held futures contracts as a substitute for investing in conventional securities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$92,703,000

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$152,872,127
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$332,088,797

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,709,301,952
Aggregate gross unrealized depreciation	(193,777,458)

Net unrealized appreciation	$10,515,524,494

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,690,381,045

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $2,676,385,433)	$13,205,117,756
Cash	121,838,465
Dividends, interest and other receivables	6,263,725
Receivable for Portfolio shares sold	2,129,956
Due from broker for futures variation margin	751,200
Securities lending income receivable	2,728
Other assets	131,955

Total assets	13,336,235,785

LIABILITIES
Payable for return of collateral on securities loaned	16,560,557
Payable for Portfolio shares repurchased	2,651,164
Investment management fees payable	1,904,944
Distribution fees payable – Class IB	1,815,927
Administrative fees payable	976,069
Distribution fees payable – Class IA	799,274
Accrued expenses	445,331

Total liabilities	25,153,266

Commitments and contingent liabilities^
NET ASSETS	$13,311,082,519

Net assets were comprised of:
Paid in capital	$2,547,308,865
Total distributable earnings (loss)	10,763,773,654

Net assets	$13,311,082,519

Class IA
Net asset value, offering and redemption price per share, $3,903,752,599 / 36,886,436 shares outstanding (unlimited amount authorized: $0.01 par value)	$105.83

Class IB
Net asset value, offering and redemption price per share, $8,895,224,571 / 84,616,613 shares outstanding (unlimited amount authorized: $0.01 par value)	$105.12

Class K
Net asset value, offering and redemption price per share, $512,105,349 / 4,827,870 shares outstanding (unlimited amount authorized: $0.01 par value)	$106.07

(x)	Includes value of securities on loan of $16,371,519.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $4,016 foreign withholding tax)	$74,996,053
Interest	1,570,215
Securities lending (net)	10,719

Total income	76,576,987

EXPENSES
Investment management fees	11,282,680
Distribution fees – Class IB	10,389,737
Administrative fees	5,609,918
Distribution fees – Class IA	4,617,117
Printing and mailing expenses	283,644
Professional fees	219,491
Trustees’ fees	192,817
Custodian fees	113,085
Miscellaneous	108,208

Gross expenses	32,816,697
Less: Waiver from investment manager	(38,583)
Voluntary waiver from investment manager	(257,939)

Net expenses	32,520,175

NET INVESTMENT INCOME (LOSS)	44,056,812

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	171,846,599
Futures contracts	11,197,351

Net realized gain (loss)	183,043,950

Change in unrealized appreciation (depreciation) on:
Investments in securities	982,690,678
Futures contracts	1,107,021

Net change in unrealized appreciation (depreciation)	983,797,699

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,166,841,649

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,210,898,461

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$44,056,812	$84,375,855
Net realized gain (loss)	183,043,950	255,310,716
Net change in unrealized appreciation (depreciation)	983,797,699	1,484,319,373

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,210,898,461	1,824,005,944

Distributions to shareholders:
Class IA	—	(118,263,079)
Class IB	—	(263,238,420)
Class K	—	(17,034,804)

Total distributions to shareholders	—	(398,536,303)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 858,696 and 1,823,755 shares, respectively ]	84,278,281	162,883,489
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,229,740 shares, respectively ]	—	118,263,079
Capital shares repurchased [ (2,055,525) and (4,830,805) shares, respectively ]	(204,238,997)	(429,948,799)

Total Class IA transactions	(119,960,716)	(148,802,231)

Class IB
Capital shares sold [ 3,325,469 and 8,641,399 shares, respectively ]	326,598,650	773,550,611
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,755,600 shares, respectively ]	—	263,238,420
Capital shares repurchased [ (4,238,784) and (7,949,472) shares, respectively ]	(417,788,029)	(708,698,346)

Total Class IB transactions	(91,189,379)	328,090,685

Class K
Capital shares sold [ 182,838 and 510,598 shares, respectively ]	17,981,238	44,432,600
Capital shares issued in reinvestment of dividends and distributions [ 0 and 176,930 shares, respectively ]	—	17,034,804
Capital shares repurchased [ (469,439) and (931,978) shares, respectively ]	(46,979,371)	(83,818,619)

Total Class K transactions	(28,998,133)	(22,351,215)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(240,148,228)	156,937,239

TOTAL INCREASE (DECREASE) IN NET ASSETS	970,750,233	1,582,406,880
NET ASSETS:
Beginning of period	12,340,332,286	10,757,925,406

End of period	$13,311,082,519	$12,340,332,286

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025		2024		2023	2022	2021
Net asset value, beginning of period	$96.29		$84.86		$70.17		$56.92	$71.75	$58.15

Income (loss) from investment operations:
Net investment income (loss) (e)	0.34		0.66		0.68		0.67	0.65	0.55
Net realized and unrealized gain (loss)	9.20		13.95		16.44		13.86	(13.91)	15.63

Total from investment operations	9.54		14.61		17.12		14.53	(13.26)	16.18

Less distributions:
Dividends from net investment income	—		(0.67)		(0.71)		(0.71)	(0.66)	(0.57)
Distributions from net realized gains	—		(2.51)		(1.72)		(0.57)	(0.91)	(2.01)

Total dividends and distributions	—		(3.18)		(2.43)		(1.28)	(1.57)	(2.58)

Net asset value, end of period	$105.83		$96.29		$84.86		$70.17	$56.92	$71.75

Total return (b)(y)	9.91%		17.24%		24.33%		25.57%	(18.55)%	27.98%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,903,753		$3,666,954		$3,382,521		$2,910,703	$2,436,105	$3,111,842
Ratio of expenses to average net assets:
After waivers (a)(f)	0.53	%(i)	0.54	%(i)	0.54	%(i)	0.54%	0.55%	0.55%
Before waivers (a)(f)	0.53%		0.54%		0.55%		0.57%	0.56%	0.56%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	0.69%		0.74%		0.85%		1.05%	1.04%	0.83%
Before waivers (a)(g)	0.69%		0.73%		0.83%		1.02%	1.02%	0.82%
Portfolio turnover rate^	1	%(z)	3%		2%		2%	2%	6%

Class IB	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025		2024		2023	2022	2021
Net asset value, beginning of period	$95.64		$84.31		$69.73		$56.57	$71.32	$57.81

Income (loss) from investment operations:
Net investment income (loss) (e)	0.34		0.66		0.67		0.67	0.64	0.55
Net realized and unrealized gain (loss)	9.14		13.85		16.34		13.77	(13.82)	15.54

Total from investment operations	9.48		14.51		17.01		14.44	(13.18)	16.09

Less distributions:
Dividends from net investment income	—		(0.67)		(0.71)		(0.71)	(0.66)	(0.57)
Distributions from net realized gains	—		(2.51)		(1.72)		(0.57)	(0.91)	(2.01)

Total dividends and distributions	—		(3.18)		(2.43)		(1.28)	(1.57)	(2.58)

Net asset value, end of period	$105.12		$95.64		$84.31		$69.73	$56.57	$71.32

Total return (b)(y)	9.91%		17.23%		24.32%		25.57%	(18.55)%	27.98%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,895,225		$8,180,407		$6,920,316		$5,584,288	$4,448,213	$5,434,534
Ratio of expenses to average net assets:
After waivers (a)(f)	0.53	%(i)	0.54	%(i)	0.54	%(i)	0.54%	0.55%	0.55%
Before waivers (a)(f)	0.53%		0.54%		0.55%		0.57%	0.57%	0.56%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	0.69%		0.74%		0.85%		1.05%	1.04%	0.83%
Before waivers (a)(g)	0.69%		0.73%		0.83%		1.02%	1.03%	0.82%
Portfolio turnover rate^	1	%(z)	3%		2%		2%	2%	6%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025		2024		2023	2022	2021
Net asset value, beginning of period	$96.39		$84.92		$70.20		$56.93	$71.76	$58.13

Income (loss) from investment operations:
Net investment income (loss) (e)	0.47		0.89		0.88		0.83	0.80	0.71
Net realized and unrealized gain (loss)	9.21		13.98		16.47		13.88	(13.91)	15.65

Total from investment operations	9.68		14.87		17.35		14.71	(13.11)	16.36

Less distributions:
Dividends from net investment income	—		(0.89)		(0.91)		(0.87)	(0.81)	(0.72)
Distributions from net realized gains	—		(2.51)		(1.72)		(0.57)	(0.91)	(2.01)

Total dividends and distributions	—		(3.40)		(2.63)		(1.44)	(1.72)	(2.73)

Net asset value, end of period	$106.07		$96.39		$84.92		$70.20	$56.93	$71.76

Total return (b)(y)	10.04%		17.53%		24.63%		25.88%	(18.33)%	28.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$512,105		$492,971		$455,088		$413,796	$345,809	$439,450
Ratio of expenses to average net assets:
After waivers (a)(f)	0.28	%(i)	0.29	%(i)	0.29	%(i)	0.29%	0.30%	0.30%
Before waivers (a)(f)	0.28%		0.29%		0.31%		0.32%	0.31%	0.31%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	0.94%		0.99%		1.10%		1.30%	1.29%	1.08%
Before waivers (a)(g)	0.94%		0.98%		1.08%		1.27%	1.28%	1.07%
Portfolio turnover rate^	1	%(z)	3%		2%		2%	2%	6%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(i)	Includes voluntary waiver from investment manager of less than 0.005%, 0.01% and less than 0.005% for the six months ended June 30, 2026 and years ended December 31, 2025 and 2024, respectively.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.9%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	95,600	$1,978,920
Orange SA	47,800	901,613

		2,880,533

Entertainment (0.9%)
IMAX Corp.(x)*	14,100	562,026
Netflix, Inc.*	46,020	3,285,828
Sphere Entertainment Co.*	8,900	1,539,967
Spotify Technology SA*	7,100	3,259,823
Warner Bros Discovery, Inc.*	207,300	5,526,618
Warner Music Group Corp., Class A	48,600	1,315,602

		15,489,864

Interactive Media & Services (8.5%)
Alphabet, Inc., Class A	59,217	21,162,379
Alphabet, Inc., Class C	254,390	89,883,619
Meta Platforms, Inc., Class A	51,529	29,025,770

		140,071,768

Media (0.3%)
Fox Corp., Class A	42,300	2,206,368
Omnicom Group, Inc.	26,700	1,944,561

		4,150,929

Total Communication Services		162,593,094

Consumer Discretionary (9.4%)
Automobiles (1.9%)
General Motors Co.	27,360	2,108,909
Tesla, Inc.*	68,260	28,710,156

		30,819,065

Broadline Retail (4.0%)
Amazon.com, Inc.*	275,700	65,710,338

Distributors (0.1%)
Genuine Parts Co.	1,600	188,768
LKQ Corp.	27,400	721,442

		910,210

Diversified Consumer Services (0.1%)
Service Corp. International	23,700	1,800,252

Hotels, Restaurants & Leisure (1.6%)
Airbnb, Inc., Class A*	16,900	2,418,390
Booking Holdings, Inc.	27,450	4,892,688
Carnival Corp. Ltd.	57,700	1,648,489
Chipotle Mexican Grill, Inc.*	46,900	1,594,600
Churchill Downs, Inc.	12,800	1,147,392
Domino’s Pizza, Inc.(x)	4,480	1,326,259
DoorDash, Inc., Class A*	5,900	1,088,727
DraftKings, Inc., Class A*	35,300	891,678
Expedia Group, Inc.	3,300	844,404
Marriott International, Inc., Class A	8,410	3,116,662
Red Rock Resorts, Inc., Class A	7,400	481,444
Restaurant Brands International, Inc.	2,900	210,346
Starbucks Corp.	21,100	2,156,209
Wingstop, Inc.	3,700	641,617
Wyndham Hotels & Resorts, Inc.	13,600	1,145,256
Wynn Resorts Ltd.	3,200	310,688
Yum! Brands, Inc.	15,550	2,485,823

		26,400,672

Household Durables (0.2%)
PulteGroup, Inc.	16,100	2,209,081
Somnigroup International, Inc.	12,500	980,000

		3,189,081

Specialty Retail (1.3%)
Bath & Body Works, Inc.	22,300	515,799
Bob’s Discount Furniture, Inc.(x)*	28,300	447,706
Dick’s Sporting Goods, Inc.	4,000	907,240
Floor & Decor Holdings, Inc., Class A*	15,000	890,400
Home Depot, Inc. (The)	13,820	4,874,038
Lithia Motors, Inc., Class A	3,200	929,568
Lowe’s Cos., Inc.	37,454	8,258,232
Ross Stores, Inc.	17,700	3,767,445
Valvoline, Inc.*	17,800	703,812

		21,294,240

Textiles, Apparel & Luxury Goods (0.2%)
Amer Sports, Inc.*	8,500	287,640
Birkenstock Holding plc(x)*	7,900	339,937
NIKE, Inc., Class B	43,650	1,791,832
PVH Corp.	9,300	690,618

		3,110,027

Total Consumer Discretionary		153,233,885

Consumer Staples (4.4%)
Beverages (1.3%)
Coca-Cola Co. (The)	148,706	12,085,337
Constellation Brands, Inc., Class A	5,603	779,321
Diageo plc	13,200	265,317
Keurig Dr. Pepper, Inc.	113,474	3,714,004
Monster Beverage Corp.*	17,071	1,640,865
PepsiCo, Inc.	24,003	3,250,006

		21,734,850

Consumer Staples Distribution & Retail (1.5%)
BJ’s Wholesale Club Holdings, Inc.*	12,400	1,081,528
Costco Wholesale Corp.	10,697	10,006,723
Kroger Co. (The)	18,000	999,540
Target Corp.	13,050	1,704,461
Walmart, Inc.	97,063	10,993,355

		24,785,607

Food Products (0.2%)
Bunge Global SA	4,900	522,977
McCormick & Co., Inc. (Non-Voting)	7,900	398,318
Mondelez International, Inc., Class A	51,531	2,980,553

		3,901,848

Household Products (0.7%)
Colgate-Palmolive Co.	12,000	1,100,160
Procter & Gamble Co. (The)	68,674	10,070,355

		11,170,515

Personal Care Products (0.2%)
Kenvue, Inc.	170,826	3,264,485

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Tobacco (0.5%)
British American Tobacco plc (ADR)	38,500	$2,377,760
Philip Morris International, Inc.	29,600	5,354,936

		7,732,696

Total Consumer Staples		72,590,001

Energy (2.9%)
Energy Equipment & Services (0.1%)
SLB Ltd.	19,888	924,593

Oil, Gas & Consumable Fuels (2.8%)
Athabasca Oil Corp.*	328,891	2,370,009
Chevron Corp.	25,343	4,200,856
ConocoPhillips	43,856	4,559,270
Exxon Mobil Corp.	143,342	19,597,718
Galp Energia SGPS SA	29,440	626,787
Imperial Oil Ltd.	48,209	5,413,549
Murphy Oil Corp.	8,930	290,761
Phillips 66	14,623	2,472,018
Shell plc (ADR)	31,639	2,453,288
South Bow Corp.	21,650	762,946
Valero Energy Corp.	15,047	3,918,841

		46,666,043

Total Energy		47,590,636

Financials (11.4%)
Banks (3.6%)
Bank of America Corp.	320,953	18,287,902
BOK Financial Corp.	7,100	986,048
Citigroup, Inc.	51,781	7,247,269
JPMorgan Chase & Co.	19,571	6,406,175
KeyCorp	93,113	2,146,255
M&T Bank Corp.	8,150	1,939,782
Truist Financial Corp.	50,300	2,505,946
UMB Financial Corp.	6,953	992,610
US Bancorp	62,188	3,756,155
Wells Fargo & Co.	182,998	15,122,955

		59,391,097

Capital Markets (2.8%)
BlackRock, Inc.	4,947	4,756,837
Blue Owl Capital, Inc., Class A	120,800	1,057,000
Carlyle Group, Inc. (The)	28,600	1,204,346
Charles Schwab Corp. (The)	124,057	11,446,740
Evercore, Inc., Class A	5,200	1,775,488
Intercontinental Exchange, Inc.	24,564	3,024,074
KKR & Co., Inc.	80,960	7,430,509
Lincoln International, Inc., Class A*	18,100	432,047
MarketAxess Holdings, Inc.	9,364	1,062,720
Moody’s Corp.	7,000	3,170,440
Nasdaq, Inc.	33,500	2,640,470
State Street Corp.	28,912	4,903,475
Virtu Financial, Inc., Class A	38,358	2,284,986

		45,189,132

Consumer Finance (0.4%)
Capital One Financial Corp.	24,400	4,895,128
SLM Corp.	39,600	1,027,224

		5,922,352

Financial Services (2.8%)
Apollo Global Management, Inc.	28,262	3,343,677
Berkshire Hathaway, Inc., Class A*	4	2,995,400
Berkshire Hathaway, Inc., Class B*	9,838	4,922,837
Corebridge Financial, Inc.	92,500	2,648,275
Corpay, Inc.*	8,600	2,866,122
Global Payments, Inc.	30,100	2,184,056
Mastercard, Inc., Class A	52,450	26,938,320

		45,898,687

Insurance (1.8%)
American Financial Group, Inc.	13,029	1,823,278
Arthur J Gallagher & Co.	21,735	4,989,704
Baldwin Insurance Group, Inc. (The), Class A*	79,296	2,107,688
Brown & Brown, Inc.	62,300	3,996,545
Chubb Ltd.	23,101	7,871,435
Fidelity National Financial, Inc.	22,900	1,079,964
Hartford Insurance Group, Inc. (The)	14,049	1,861,773
Hiscox Ltd.	62,614	1,534,396
Reinsurance Group of America, Inc.	17,700	3,763,905
Unum Group	15,405	1,377,207

		30,405,895

Total Financials		186,807,163

Health Care (8.8%)
Biotechnology (1.6%)
AbbVie, Inc.	21,360	5,375,030
Argenx SE (ADR)*	2,911	2,700,739
Biogen, Inc.*	4,800	1,037,088
Cogent Biosciences, Inc.*	32,648	1,263,478
Dianthus Therapeutics, Inc.(x)*	5,100	497,148
Gilead Sciences, Inc.	53,448	6,752,620
Intellia Therapeutics, Inc.(x)*	19,300	326,556
Kymera Therapeutics, Inc.*	4,600	527,482
Legend Biotech Corp. (ADR)*	14,600	421,648
Moderna, Inc.*	22,400	1,568,672
Natera, Inc.*	4,100	1,112,945
Oruka Therapeutics, Inc.(x)*	2,500	237,925
Praxis Precision Medicines, Inc.*	1,200	401,748
Revolution Medicines, Inc.*	4,400	824,032
Roivant Sciences Ltd.*	17,500	619,325
Swedish Orphan Biovitrum AB*	15,227	725,839
Travere Therapeutics, Inc.*	10,100	573,781
Vaxcyte, Inc.*	15,700	912,641
Xenon Pharmaceuticals, Inc.*	8,000	482,880

		26,361,577

Health Care Equipment & Supplies (0.6%)
Edwards Lifesciences Corp.*	51,552	4,663,394
Intuitive Surgical, Inc.*	9,749	3,876,983
Shoulder Innovations, Inc.(x)*	18,300	371,124
Stryker Corp.	5,717	1,799,940

		10,711,441

Health Care Providers & Services (1.7%)
Cencora, Inc.	10,957	3,100,612
CVS Health Corp.	72,276	7,476,952
Elevance Health, Inc.	12,800	4,950,144
Guardant Health, Inc.*	9,600	1,440,288
UnitedHealth Group, Inc.	24,611	10,229,070

		27,197,066

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	24,800	$3,294,184
Bruker Corp.	12,900	776,322
Danaher Corp.	24,874	4,737,999
Thermo Fisher Scientific, Inc.	2,147	1,076,420
Waters Corp.*	6,900	2,587,776
West Pharmaceutical Services, Inc.	7,455	2,676,345

		15,149,046

Pharmaceuticals (4.0%)
Amylyx Pharmaceuticals, Inc.(x)*	33,243	597,044
Axsome Therapeutics, Inc.*	1,700	416,109
Elanco Animal Health, Inc.*	98,998	2,436,341
Eli Lilly & Co.	24,001	28,787,520
Enliven Therapeutics, Inc.*	8,600	436,450
Jazz Pharmaceuticals plc*	13,700	3,301,289
Johnson & Johnson	37,670	9,567,050
Merck & Co., Inc.	85,090	10,934,065
Roche Holding AG	4,718	1,942,035
Teva Pharmaceutical Industries Ltd. (ADR)*	40,814	1,382,778
UCB SA	18,564	5,558,658

		65,359,339

Total Health Care		144,778,469

Industrials (9.1%)
Aerospace & Defense (2.6%)
Boeing Co. (The)*	31,275	6,770,099
GE Aerospace	41,493	15,507,179
Howmet Aerospace, Inc.	28,730	7,724,348
Lockheed Martin Corp.	8,475	4,317,673
Northrop Grumman Corp.	5,289	2,693,741
RTX Corp.	12,589	2,388,511
TransDigm Group, Inc.	2,870	3,822,955

		43,224,506

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	2,450	461,433
FedEx Corp.	4,740	1,484,236

		1,945,669

Building Products (0.7%)
Trane Technologies plc	21,469	10,544,714

Commercial Services & Supplies (0.3%)
Cintas Corp.	12,880	2,190,630
Republic Services, Inc.	12,170	2,593,184

		4,783,814

Construction & Engineering (0.3%)
MasTec, Inc.*	570	237,154
Quanta Services, Inc.	6,570	4,730,663

		4,967,817

Electrical Equipment (1.4%)
AMETEK, Inc.	22,627	5,474,376
Bizlink Holding, Inc.	3,000	182,323
Eaton Corp. plc	11,550	4,921,686
Fluence Energy, Inc., Class A*	1,560	31,013
GE Vernova, Inc.	10,370	12,183,298
Nextpower, Inc., Class A*	2,110	251,386

		23,044,082

Ground Transportation (0.7%)
CSX Corp.	55,630	2,644,094
Fedex Freight Holding Co., Inc.*	2,370	357,870
Old Dominion Freight Line, Inc.	13,800	2,989,080
Uber Technologies, Inc.*	45,040	3,250,086
Union Pacific Corp.	5,990	1,629,280

		10,870,410

Machinery (2.6%)
Caterpillar, Inc.	12,120	12,906,588
Cummins, Inc.	10,170	7,253,346
Dover Corp.	11,920	2,673,418
Ingersoll Rand, Inc.	26,580	2,179,294
PACCAR, Inc.	35,320	4,242,638
Parker-Hannifin Corp.	10,324	10,098,111
Westinghouse Air Brake Technologies Corp.	11,930	3,216,328

		42,569,723

Professional Services (0.2%)
TransUnion	41,600	3,001,024

Trading Companies & Distributors (0.2%)
Fastenal Co.	33,890	1,627,737
United Rentals, Inc.	1,530	1,733,322

		3,361,059

Total Industrials		148,312,818

Information Technology (37.7%)
Communications Equipment (1.6%)
Arista Networks, Inc.*	78,407	13,319,781
Cisco Systems, Inc.	88,912	10,443,604
Lumentum Holdings, Inc.*	1,400	1,201,284
Motorola Solutions, Inc.	3,100	1,287,399

		26,252,068

Electronic Equipment, Instruments & Components (1.3%)
Amphenol Corp., Class A	42,689	7,526,924
Chroma ATE, Inc.	25,921	1,778,763
Coherent Corp.*	3,600	1,420,092
Corning, Inc.	24,800	6,334,664
Delta Electronics, Inc.	51,000	3,156,633
Elite Material Co. Ltd.	1,000	171,128
Flex Ltd.*	4,100	664,487
Keysight Technologies, Inc.*	1,600	560,112

		21,612,803

IT Services (0.1%)
Shopify, Inc., Class A*	5,300	605,154

Semiconductors & Semiconductor Equipment (21.3%)
Advanced Micro Devices, Inc.*	39,600	23,004,036
AIXTRON SE	5,700	342,842
Applied Materials, Inc.	14,100	10,194,300
ASM International NV	200	228,941
ASML Holding NV (Registered) (ADR)	900	1,790,496
Axcelis Technologies, Inc.*	1,700	322,065
Broadcom, Inc.	114,832	43,377,788
Intel Corp.*	109,000	15,219,670
Jentech Precision Industrial Co. Ltd.	4,000	434,639
KLA Corp.	31,000	9,353,010

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Lam Research Corp.	43,100	$18,676,523
MACOM Technology Solutions Holdings, Inc.*	12,700	4,830,699
Marvell Technology, Inc.	22,700	6,762,103
Micron Technology, Inc.	33,422	38,578,680
Monolithic Power Systems, Inc.	1,070	1,479,125
NVIDIA Corp.	688,945	137,851,005
NXP Semiconductors NV	9,637	2,708,286
Rambus, Inc.*	16,900	2,243,306
SiTime Corp.*	5,700	4,249,692
SK hynix, Inc.	1,510	2,664,116
Taiwan Semiconductor Manufacturing Co. Ltd.	107,000	8,216,385
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	28,300	13,515,231
Teradyne, Inc.	4,800	2,322,432
Veeco Instruments, Inc.*	1,900	144,020

		348,509,390

Software (6.3%)
Cadence Design Systems, Inc.*	15,500	5,817,460
Crowdstrike Holdings, Inc., Class A*	7,500	5,723,550
Datadog, Inc., Class A*	56,100	14,606,196
Microsoft Corp.	167,200	62,368,944
Oracle Corp.	1,471	215,575
Palantir Technologies, Inc., Class A*	13,900	1,621,713
Palo Alto Networks, Inc.*	23,200	7,911,664
Synopsys, Inc.*	11,200	4,995,984

		103,261,086

Technology Hardware, Storage & Peripherals (7.1%)
Apple, Inc.	353,954	102,420,129
Sandisk Corp.*	400	909,492
Seagate Technology Holdings plc	10,200	9,843,000
Western Digital Corp.	5,800	3,704,576

		116,877,197

Total Information Technology		617,117,698

Materials (1.8%)
Chemicals (1.0%)
Air Products and Chemicals, Inc.	4,999	1,465,607
Albemarle Corp.	7,680	1,037,030
Balchem Corp.	1,627	274,882
Corteva, Inc.	19,562	1,656,706
Dow, Inc.	14,666	401,262
Ecolab, Inc.	7,976	2,222,193
Linde plc	12,067	6,262,049
LyondellBasell Industries NV, Class A	10,236	538,925
Nutrien Ltd.	7,090	446,315
Sherwin-Williams Co. (The)	4,068	1,400,694
Solstice Advanced Materials, Inc.	7,680	680,448

		16,386,111

Construction Materials (0.2%)
CRH plc	11,810	1,263,670
James Hardie Industries plc (ADR)*	30,400	795,872
Martin Marietta Materials, Inc.	2,580	1,487,886

		3,547,428

Containers & Packaging (0.1%)
Packaging Corp. of America	1,380	328,826
Smurfit Westrock plc	23,840	1,102,839

		1,431,665

Metals & Mining (0.5%)
Altius Minerals Corp.	18,402	824,181
First Quantum Minerals Ltd.*	6,193	169,164
Freeport-McMoRan, Inc.	36,583	2,300,705
Newmont Corp.	25,277	2,360,872
Nucor Corp.	9,224	2,054,646
Standard Lithium Ltd.*	24,420	66,807
Teck Resources Ltd., Class B	3,050	181,353
Wheaton Precious Metals Corp.	2,808	315,395

		8,273,123

Total Materials		29,638,327

Real Estate (1.8%)
Health Care REITs (0.3%)
Ventas, Inc. (REIT)	58,249	5,172,511

Industrial REITs (0.2%)
Prologis, Inc. (REIT)	20,294	2,749,228
Terreno Realty Corp. (REIT)	8,170	529,171

		3,278,399

Real Estate Management & Development (0.1%)
Compass, Inc., Class A*	26,590	327,855
CoStar Group, Inc.*	8,630	244,402
Jones Lang LaSalle, Inc.*	4,490	1,391,675

		1,963,932

Residential REITs (0.2%)
Camden Property Trust (REIT)	23,315	2,669,334
Invitation Homes, Inc. (REIT)	20,603	622,417

		3,291,751

Retail REITs (0.2%)
Acadia Realty Trust (REIT)(x)	30,510	637,964
Federal Realty Investment Trust (REIT)	5,200	641,888
Macerich Co. (The) (REIT)	81,752	2,059,333

		3,339,185

Specialized REITs (0.8%)
American Tower Corp. (REIT)	17,882	2,924,959
Equinix, Inc. (REIT)	3,856	4,019,456
Extra Space Storage, Inc. (REIT)	14,191	2,061,952
Iron Mountain, Inc. (REIT)	12,590	1,590,243
SBA Communications Corp. (REIT)	3,150	555,849
VICI Properties, Inc. (REIT), Class A	42,950	1,140,322

		12,292,781

Total Real Estate		29,338,559

Utilities (2.0%)
Electric Utilities (1.4%)
Alliant Energy Corp.	17,170	1,309,899
American Electric Power Co., Inc.	18,920	2,588,445
Constellation Energy Corp.	8,406	2,087,798
Duke Energy Corp.	15,970	2,021,483
Entergy Corp.	16,430	1,887,150

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Evergy, Inc.	12,520	$1,082,104
NextEra Energy, Inc.	56,470	4,956,372
NRG Energy, Inc.	11,880	1,735,193
PG&E Corp.	74,480	1,252,753
Pinnacle West Capital Corp.	4,630	495,410
PPL Corp.	33,920	1,232,992
Southern Co. (The)	11,800	1,129,378
Xcel Energy, Inc.	22,550	1,810,765

		23,589,742

Independent Power and Renewable Electricity Producers (0.1%)
Fervo Energy Co., Class A*	4,860	142,058
Vistra Corp.	10,770	1,708,445

		1,850,503

Multi-Utilities (0.5%)
Ameren Corp.	12,390	1,400,566
CenterPoint Energy, Inc.	32,970	1,451,999
Dominion Energy, Inc.	21,280	1,453,211
NiSource, Inc.	25,950	1,233,922
Sempra	21,810	2,022,005

		7,561,703

Total Utilities		33,001,948

Total Common Stocks (99.2%) (Cost $888,146,059)		1,625,002,598

EXCHANGE TRADED FUNDS (ETF):
Equity (0.2%)
iShares Core S&P 500 ETF	3,900	2,920,671

Total Exchange Traded Funds (0.2%) (Cost $2,885,550)		2,920,671

MASTER LIMITED PARTNERSHIP:
Energy (0.0%)†
Oil, Gas & Consumable Fuels (0.0%)†
Sunoco LP (Cost $486,663)	7,410	500,175

SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	600,000	$600,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	1,150,339	1,150,339
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	75,786	75,786

Total Investment Companies		1,826,125

Total Short-Term Investments (0.1%) (Cost $1,826,125)		1,826,125

Total Investments in Securities (99.5%) (Cost $893,344,397)		1,630,249,569
Other Assets Less Liabilities (0.5%)		8,789,493

Net Assets (100%)		$1,639,039,062

*	Non-income producing.
†	Percent shown is less than 0.05%.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $3,942,516. This was collateralized by $2,294,127 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.250%, maturing 11/30/26 – 5/15/56 and by cash of $1,826,125 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$161,691,481	$901,613	$—	$162,593,094
Consumer Discretionary	153,233,885	—	—	153,233,885
Consumer Staples	72,324,684	265,317	—	72,590,001
Energy	46,963,849	626,787	—	47,590,636
Financials	185,272,767	1,534,396	—	186,807,163

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Health Care	$136,551,937	$8,226,532	$—	$144,778,469
Industrials	148,130,495	182,323	—	148,312,818
Information Technology	600,124,251	16,993,447	—	617,117,698
Materials	29,638,327	—	—	29,638,327
Real Estate	29,338,559	—	—	29,338,559
Utilities	33,001,948	—	—	33,001,948
Exchange Traded Funds	2,920,671	—	—	2,920,671
Master Limited Partnerships
Energy	500,175	—	—	500,175
Short-Term Investments
Investment Companies	1,826,125	—	—	1,826,125

Total Assets	$1,601,519,154	$28,730,415	$—	$1,630,249,569

Total Liabilities	$—	$—	$—	$—

Total	$1,601,519,154	$28,730,415	$—	$1,630,249,569

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$397,503,076
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$445,957,377

During the period ended June 30, 2026, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 7%)*	Net Proceeds of Sales and Redemptions (affiliated 7%)*	Net Realized Gain (Loss)
$ 26,419,437	$29,093,835	$4,245,193

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$758,888,435
Aggregate gross unrealized depreciation	(24,795,653)

Net unrealized appreciation	$734,092,782

Federal income tax cost of investments in securities and derivative instruments, if applicable	$896,156,787

For the period ended June 30, 2026, the Portfolio incurred approximately $12,875 as brokerage commissions with National Financial Services, LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $893,344,397)	$1,630,249,569
Cash	10,580,312
Foreign cash (Cost $210,406)	209,450
Receivable for securities sold	4,249,353
Dividends, interest and other receivables	817,435
Receivable for Portfolio shares sold	632,978
Due from Custodian	18,445
Securities lending income receivable	6,405
Other assets	21,545

Total assets	1,646,785,492

LIABILITIES
Payable for securities purchased	4,320,407
Payable for return of collateral on securities loaned	1,826,125
Investment management fees payable	643,894
Payable for Portfolio shares repurchased	394,190
Distribution fees payable – Class IB	331,783
Administrative fees payable	119,292
Accrued expenses	110,739

Total liabilities	7,746,430

Commitments and contingent liabilities^
NET ASSETS	$1,639,039,062

Net assets were comprised of:
Paid in capital	$772,866,558
Total distributable earnings (loss)	866,172,504

Net assets	$1,639,039,062

Class IB
Net asset value, offering and redemption price per share, $1,635,798,863 / 21,552,899 shares outstanding (unlimited amount authorized: $0.01 par value)	$75.90

Class K
Net asset value, offering and redemption price per share, $3,240,199 / 40,812 shares outstanding (unlimited amount authorized: $0.01 par value)	$79.39

(x)	Includes value of securities on loan of $3,942,516.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $68,005 foreign withholding tax)	$7,496,405
Interest	181,503
Securities lending (net)	14,113

Total income	7,692,021

EXPENSES
Investment management fees	3,917,397
Distribution fees – Class IB	1,882,779
Administrative fees	677,564
Printing and mailing expenses	121,270
Professional fees	91,824
Custodian fees	74,178
Trustees’ fees	23,311
Miscellaneous	13,973

Gross expenses	6,802,296
Less: Waiver from investment manager	(236,272)

Net expenses	6,566,024

NET INVESTMENT INCOME (LOSS)	1,125,997

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	97,920,680
Foreign currency transactions	(38,030)

Net realized gain (loss)	97,882,650

Change in unrealized appreciation (depreciation) on:
Investments in securities	118,469,716
Foreign currency translations	(31,765)

Net change in unrealized appreciation (depreciation)	118,437,951

NET REALIZED AND UNREALIZED GAIN (LOSS)	216,320,601

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$217,446,598

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,125,997	$3,259,587
Net realized gain (loss)	97,882,650	90,386,052
Net change in unrealized appreciation (depreciation)	118,437,951	134,862,830

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	217,446,598	228,508,469

Distributions to shareholders:
Class IB	—	(93,399,296)
Class K	—	(252,116)

Total distributions to shareholders	—	(93,651,412)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 545,039 and 2,092,311 shares, respectively ]	38,011,340	136,443,067
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,419,234 shares, respectively ]	—	93,399,296
Capital shares repurchased [ (1,227,184) and (3,066,697) shares, respectively ]	(85,287,009)	(194,974,574)

Total Class IB transactions	(47,275,669)	34,867,789

Class K
Capital shares sold [ 0 and 1,663 shares, respectively ]	—	112,333
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,661 shares, respectively ]	—	252,116
Capital shares repurchased [ (8,128) and (31,727) shares, respectively ]	(620,555)	(2,153,270)

Total Class K transactions	(620,555)	(1,788,821)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(47,896,224)	33,078,968

TOTAL INCREASE (DECREASE) IN NET ASSETS	169,550,374	167,936,025
NET ASSETS:
Beginning of period	1,469,488,688	1,301,552,663

End of period	$1,639,039,062	$1,469,488,688

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$65.94		$59.52	$51.23	$40.04	$54.08	$48.20

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.15	0.20	0.20	0.21	0.18	(aa)
Net realized and unrealized gain (loss)	9.91		10.69	12.46	12.34	(11.54)	11.80

Total from investment operations	9.96		10.84	12.66	12.54	(11.33)	11.98

Less distributions:
Dividends from net investment income	—		(0.21)	(0.22)	(0.21)	(0.23)	(0.21)
Distributions from net realized gains	—		(4.21)	(4.15)	(1.14)	(2.48)	(5.89)

Total dividends and distributions	—		(4.42)	(4.37)	(1.35)	(2.71)	(6.10)

Net asset value, end of period	$75.90		$65.94	$59.52	$51.23	$40.04	$54.08

Total return (b)(y)	15.10%		18.34%	24.51%	31.38%	(21.06)%	25.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,635,799		$1,466,117	$1,296,882	$1,111,461	$892,616	$1,133,781
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	0.87%		0.87%	0.87%	0.87%	0.87%	0.87%
Before waivers (a)(f)	0.90%		0.89%	0.90%	0.91%	0.91%	0.90%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	0.15%		0.24%	0.33%	0.44%	0.46%	0.33	%(bb)
Before waivers (a)(g)	0.12%		0.22%	0.30%	0.40%	0.43%	0.30	%(bb)
Portfolio turnover rate^	26	%(z)	62%	54%	44%	54%	53%

Class K	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$68.89		$61.99	$53.19	$41.52	$55.96	$49.68

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.32	0.36	0.34	0.33	0.33	(aa)
Net realized and unrealized gain (loss)	10.36		11.16	12.96	12.80	(11.94)	12.18

Total from investment operations	10.50		11.48	13.32	13.14	(11.61)	12.51

Less distributions:
Dividends from net investment income	—		(0.37)	(0.37)	(0.33)	(0.35)	(0.34)
Distributions from net realized gains	—		(4.21)	(4.15)	(1.14)	(2.48)	(5.89)

Total dividends and distributions	—		(4.58)	(4.52)	(1.47)	(2.83)	(6.23)

Net asset value, end of period	$79.39		$68.89	$61.99	$53.19	$41.52	$55.96

Total return (b)(y)	15.24%		18.64%	24.84%	31.70%	(20.87)%	25.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,240		$3,372	$4,671	$2,898	$1,527	$2,802
Ratio of expenses to average net assets:
After waivers (a)(f)(k)	0.62%		0.62%	0.62%	0.62%	0.62%	0.62%
Before waivers (a)(f)	0.65%		0.65%	0.65%	0.66%	0.66%	0.65%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	0.39%		0.50%	0.59%	0.71%	0.70%	0.58	%(bb)
Before waivers (a)(g)	0.35%		0.47%	0.56%	0.66%	0.66%	0.55	%(bb)
Portfolio turnover rate^	26	%(z)	62%	54%	44%	54%	53%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 0.87% for Class IB for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(k)

Including direct and indirect expenses, the net expense ratio after waivers would be 0.62% for Class K for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.13 and $0.28 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.09% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (6.0%)
Hotels, Restaurants & Leisure (1.6%)
McDonald’s Corp.	21,830	$5,900,867

Household Durables (1.0%)
DR Horton, Inc.	21,330	3,474,231

Specialty Retail (3.4%)
Lowe’s Cos., Inc.	22,981	5,067,081
Ross Stores, Inc.	21,936	4,669,077
Tractor Supply Co.	75,601	2,389,748

		12,125,906

Total Consumer Discretionary		21,501,004

Consumer Staples (7.9%)
Beverages (0.8%)
PepsiCo, Inc.	21,673	2,934,524

Consumer Staples Distribution & Retail (4.0%)
Casey’s General Stores, Inc.	4,141	3,291,225
Walmart, Inc.	98,767	11,186,351

		14,477,576

Household Products (2.0%)
Procter & Gamble Co. (The)	47,666	6,989,742

Tobacco (1.1%)
Philip Morris International, Inc.	22,324	4,038,635

Total Consumer Staples		28,440,477

Energy (3.5%)
Oil, Gas & Consumable Fuels (3.5%)
Chevron Corp.	29,094	4,822,621
EOG Resources, Inc.	30,988	4,020,073
Exxon Mobil Corp.	28,001	3,828,297

Total Energy		12,670,991

Financials (16.3%)
Banks (4.0%)
JPMorgan Chase & Co.	43,698	14,303,666

Capital Markets (8.3%)
Ares Management Corp., Class A	43,843	4,880,164
Charles Schwab Corp. (The) (x)	58,228	5,372,697
KKR & Co., Inc.	17,811	1,634,694
Morgan Stanley	45,340	9,477,874
Nasdaq, Inc.	75,008	5,912,131
S&P Global, Inc.	6,547	2,666,331

		29,943,891

Financial Services (3.3%)
Visa, Inc., Class A	35,058	12,028,049

Insurance (0.7%)
Marsh & McLennan Cos., Inc.	15,974	2,662,387

Total Financials		58,937,993

Health Care (16.6%)
Biotechnology (1.9%)
AbbVie, Inc.	27,864	7,011,697

Health Care Equipment & Supplies (3.4%)
Abbott Laboratories	66,394	6,024,591
Stryker Corp.	19,559	6,157,956

		12,182,547

Health Care Providers & Services (1.8%)
UnitedHealth Group, Inc.	15,534	6,456,397

Life Sciences Tools & Services (1.0%)
Danaher Corp.	18,682	3,558,547

Pharmaceuticals (8.5%)
Eli Lilly & Co.	12,717	15,253,151
Johnson & Johnson	37,231	9,455,557
Merck & Co., Inc.	46,645	5,993,883

		30,702,591

Total Health Care		59,911,779

Industrials (13.3%)
Aerospace & Defense (3.3%)
General Dynamics Corp.	13,595	4,815,893
Honeywell Aerospace, Inc.*	4,152	917,813
RTX Corp.	32,729	6,209,673

		11,943,379

Building Products (2.7%)
Carlisle Cos., Inc.	8,710	3,159,553
Johnson Controls International plc	44,450	6,494,589

		9,654,142

Commercial Services & Supplies (1.1%)
Cintas Corp.	23,873	4,060,320

Electrical Equipment (1.5%)
nVent Electric plc	32,982	5,594,077

Ground Transportation (0.9%)
Old Dominion Freight Line, Inc.	14,859	3,218,459

Industrial Conglomerates (0.3%)
Honeywell International, Inc.	4,152	929,521

Machinery (1.9%)
Parker-Hannifin Corp.	7,015	6,861,512

Trading Companies & Distributors (1.6%)
W.W. Grainger, Inc.	4,372	5,947,669

Total Industrials		48,209,079

Information Technology (25.1%)
Communications Equipment (0.9%)
Motorola Solutions, Inc.	7,750	3,218,497

Semiconductors & Semiconductor Equipment (12.2%)
Analog Devices, Inc.	24,530	9,742,580
Applied Materials, Inc.	15,678	11,335,194
Broadcom, Inc.	46,151	17,433,540
Texas Instruments, Inc.	18,264	5,443,951

		43,955,265

Software (7.9%)
Microsoft Corp.	53,430	19,930,459
Oracle Corp.	57,913	8,487,150

		28,417,609

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)

Technology Hardware, Storage & Peripherals (4.1%)
Apple, Inc.	51,842	$15,001,001

Total Information Technology		90,592,372

Materials (5.2%)
Chemicals (5.2%)
Ecolab, Inc.	16,352	4,555,831
Linde plc	22,607	11,731,677
Sherwin-Williams Co. (The)	7,326	2,522,488

Total Materials		18,809,996

Utilities (3.7%)
Electric Utilities (1.1%)
NextEra Energy, Inc.	46,595	4,089,643

Multi-Utilities (2.6%)
Ameren Corp.	41,192	4,656,344
WEC Energy Group, Inc.	39,984	4,668,932

		9,325,276

Total Utilities		13,414,919

Total Common Stocks (97.6%) (Cost $210,953,646)		352,488,610

SHORT-TERM INVESTMENTS:
Investment Companies (2.4%)
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	184,800	$184,800
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	8,484,842	8,484,842

Total Investment Companies		8,669,642

Total Short-Term Investments (2.4%) (Cost $8,672,002)		8,669,642

Total Investments in Securities (100.0%) (Cost $219,625,648)		361,158,252
Other Assets Less Liabilities (0.0%)†		161,330

Net Assets (100%)		$361,319,582

*	Non-income producing.
†	Percent shown is less than 0.05%.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $184,540. This was collateralized by cash of $184,800 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$21,501,004	$—	$—	$21,501,004
Consumer Staples	28,440,477	—	—	28,440,477
Energy	12,670,991	—	—	12,670,991
Financials	58,937,993	—	—	58,937,993
Health Care	59,911,779	—	—	59,911,779
Industrials	48,209,079	—	—	48,209,079
Information Technology	90,592,372	—	—	90,592,372
Materials	18,809,996	—	—	18,809,996
Utilities	13,414,919	—	—	13,414,919
Short-Term Investments
Investment Companies	8,669,642	—	—	8,669,642

Total Assets	$361,158,252	$—	$—	$361,158,252

Total Liabilities	$—	$—	$—	$—

Total	$361,158,252	$—	$—	$361,158,252

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$47,312,403
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$60,766,724

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$147,370,897
Aggregate gross unrealized depreciation	(5,843,288)

Net unrealized appreciation	$141,527,609

Federal income tax cost of investments in securities and derivative instruments, if applicable	$219,630,643

For the period ended June 30, 2026, the Portfolio incurred approximately $1,568 as brokerage commissions with Bernstein Institutional Services, LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $219,625,648)	$361,158,252
Receivable for securities sold	813,711
Dividends, interest and other receivables	163,344
Receivable for Portfolio shares sold	127,256
Other assets	4,933

Total assets	362,267,496

LIABILITIES
Payable for securities purchased	373,415
Payable for return of collateral on securities loaned	184,800
Investment management fees payable	145,394
Payable for Portfolio shares repurchased	97,137
Distribution fees payable – Class IB	74,341
Administrative fees payable	26,677
Accrued expenses	46,150

Total liabilities	947,914

Commitments and contingent liabilities^
NET ASSETS	$361,319,582

Net assets were comprised of:
Paid in capital	$192,126,568
Total distributable earnings (loss)	169,193,014

Net assets	$361,319,582

Class IB
Net asset value, offering and redemption price per share, $361,319,582 / 6,706,856 shares outstanding (unlimited amount authorized: $0.01 par value)	$53.87

(x)	Includes value of securities on loan of $184,540.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends	$2,854,629
Securities lending (net)	6

Total income	2,854,635

EXPENSES
Investment management fees	1,058,458
Distribution fees – Class IB	441,022
Administrative fees	158,359
Professional fees	32,964
Printing and mailing expenses	14,137
Custodian fees	9,597
Trustees’ fees	5,540
Miscellaneous	3,596

Gross expenses	1,723,673
Less: Waiver from investment manager	(193,038)

Net expenses	1,530,635

NET INVESTMENT INCOME (LOSS)	1,324,000

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	21,596,840
Net change in unrealized appreciation (depreciation) on investments in securities	(5,197,957)

NET REALIZED AND UNREALIZED GAIN (LOSS)	16,398,883

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,722,883

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,324,000	$2,602,617
Net realized gain (loss)	21,596,840	12,411,779
Net change in unrealized appreciation (depreciation)	(5,197,957)	23,360,406

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,722,883	38,374,802

Distributions to shareholders:
Class IB	—	(16,114,984)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 279,107 and 477,763 shares, respectively ]	14,611,215	23,904,996
Capital shares issued in reinvestment of dividends and distributions [ 0 and 310,614 shares, respectively ]	—	16,114,984
Capital shares repurchased [ (514,275) and (894,189) shares, respectively ]	(26,784,467)	(44,539,478)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,173,252)	(4,519,498)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,549,631	17,740,320
NET ASSETS:
Beginning of period	355,769,951	338,029,631

End of period	$361,319,582	$355,769,951

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$51.25		$47.96	$44.95	$40.67	$46.42	$36.85

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19		0.38	0.42	0.47	0.39	0.28
Net realized and unrealized gain (loss)	2.43		5.31	4.49	4.46	(5.30)	9.58

Total from investment operations	2.62		5.69	4.91	4.93	(4.91)	9.86

Less distributions:
Dividends from net investment income	—		(0.39)	(0.43)	(0.48)	(0.31)	(0.29)
Distributions from net realized gains	—		(2.01)	(1.47)	(0.17)	(0.53)	—

Total dividends and distributions	—		(2.40)	(1.90)	(0.65)	(0.84)	(0.29)

Net asset value, end of period	$53.87		$51.25	$47.96	$44.95	$40.67	$46.42

Total return (b)(y)	5.11%		11.84%	10.80%	12.10%	(10.60)%	26.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$361,320		$355,770	$338,030	$323,588	$303,252	$263,897
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	0.87%		0.87%	0.87%	0.87%	0.87%	0.87%
Before waivers (a)(f)	0.98%		0.98%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	0.75%		0.76%	0.87%	1.10%	0.96%	0.67%
Before waivers (a)(g)	0.64%		0.64%	0.75%	0.98%	0.84%	0.55%
Portfolio turnover rate^	14	%(z)	16%	16%	4%	5%	4%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 0.87% for Class IB for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.0%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	415	$42,720
ATN International, Inc.	332	8,795
Bandwidth, Inc., Class A*	1,064	67,351
Cogent Communications Holdings, Inc.	1,597	22,166
IDT Corp., Class B	570	33,151
Liberty Capital Corp.*	267	5,847
Liberty Capital Corp., Class C*	1,043	22,487
Liberty Latin America Ltd., Class A*	663	5,198
Liberty Latin America Ltd., Class C*	4,588	35,740
Lumen Technologies, Inc.*	34,081	261,742
Shenandoah Telecommunications Co.	1,694	25,546
Uniti Group, Inc.	5,982	68,614

		599,357

Entertainment (0.3%)
AMC Entertainment Holdings, Inc., Class A*	21,846	41,507
Atlanta Braves Holdings, Inc., Class A (x)*	206	11,600
Atlanta Braves Holdings, Inc., Class C*	1,771	91,915
Cinemark Holdings, Inc.	3,739	118,639
CuriosityStream, Inc.	1,093	2,907
IMAX Corp.*	1,613	64,294
Lionsgate Studios Corp.*	7,046	107,874
Madison Square Garden Entertainment Corp., Class A*	1,395	112,842
Marcus Corp. (The)	697	16,352
Playtika Holding Corp.	1,997	7,429
Reservoir Media, Inc.*	816	8,070
Sphere Entertainment Co.*	977	169,050
Starz Entertainment Corp.*	487	14,055
Stubhub Holdings, Inc., Class A*	7,829	100,759

		867,293

Interactive Media & Services (0.2%)
Angi, Inc., Class A*	1,130	6,723
Arena Group Holdings, Inc. (The)*	121	100
Bumble, Inc., Class A*	2,807	8,982
Cargurus, Inc., Class A*	2,650	90,339
Cars.com, Inc.*	1,673	18,303
EverQuote, Inc., Class A*	959	22,815
fuboTV, Inc., Class A (x)*	991	9,117
Grindr, Inc.*	791	11,367
MediaAlpha, Inc., Class A*	1,235	15,524
Nextdoor Holdings, Inc.*	7,332	16,644
QuinStreet, Inc.*	1,908	27,952
RUM Group, Inc. (x)*	4,338	27,503
Shutterstock, Inc.	1,077	15,024
Taboola.com Ltd.*	4,511	22,555
Teads Holding Co.*	264	202
TripAdvisor, Inc.*	3,852	52,811
Trump Media & Technology Group Corp. (x)*	5,724	44,304
Webtoon Entertainment, Inc. (x)*	617	7,046
Yelp, Inc., Class A*	1,776	43,548
Ziff Davis, Inc.*	1,228	64,310
ZipRecruiter, Inc., Class A*	2,224	8,340
ZoomInfo Technologies, Inc., Class A*	8,749	25,635

		539,144

Media (0.2%)
Advantage Solutions, Inc. (x)*	177	7,654
AMC Global Media, Inc.*	1,363	13,603
Boston Omaha Corp., Class A*	657	8,961
Cable One, Inc. (x)*	171	9,082
Clear Channel Outdoor Holdings, Inc.*	13,657	33,050
DoubleVerify Holdings, Inc.*	4,970	53,875
Emerald Holding, Inc. (x)	687	3,463
Entravision Communications Corp., Class A	2,096	27,332
EW Scripps Co. (The), Class A*	2,577	7,138
Gray Media, Inc.	2,526	10,028
Ibotta, Inc., Class A (x)*	278	9,496
iHeartMedia, Inc., Class A*	4,455	19,112
John Wiley & Sons, Inc., Class A	1,430	69,369
Lee Enterprises, Inc.*	602	5,394
Magnite, Inc.*	5,068	96,191
MNTN, Inc., Class A*	1,653	15,208
National CineMedia, Inc.	3,174	12,061
Newsmax, Inc., Class B (x)*	1,544	12,784
Nexxen International Ltd.*	1,334	12,046
Optimum Communications, Inc., Class A*	9,381	13,602
PubMatic, Inc., Class A*	1,391	18,250
Scholastic Corp.	499	22,954
Sinclair, Inc.	1,570	22,373
Stagwell, Inc., Class A*	3,356	24,935
TechTarget, Inc.*	1,069	3,848
USA TODAY Co., Inc.*	4,991	42,673

		574,482

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	2,873	8,906
KORE Group Holdings, Inc.*	593	5,474
Spok Holdings, Inc.	601	6,154
Telephone and Data Systems, Inc.	3,535	130,830

		151,364

Total Communication Services		2,731,640

Consumer Discretionary (7.7%)
Automobile Components (0.5%)
Adient plc*	2,905	53,394
Cooper-Standard Holdings, Inc.*	597	16,149
Dana, Inc.	3,930	106,935
Dauch Corp.*	8,606	46,644
Dorman Products, Inc.*	976	133,175
Fox Factory Holding Corp.*	1,596	27,044
Garrett Motion, Inc.	6,147	222,706
Gentherm, Inc.*	1,198	40,864
Goodyear Tire & Rubber Co. (The)*	10,154	67,016
Holley, Inc.*	2,154	5,493
LCI Industries	874	92,539
Motorcar Parts of America, Inc.*	328	5,025
Patrick Industries, Inc.	1,141	102,439
Phinia, Inc.	1,359	111,941
Solid Power, Inc.*	7,362	19,068
Standard Motor Products, Inc.	889	34,644
Stoneridge, Inc.*	1,078	7,891
Strattec Security Corp.*	139	11,321
Versigent plc*	2,561	107,588
Visteon Corp.	971	96,333

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
XPEL, Inc. (m)*	848	$42,061

		1,350,270

Automobiles (0.0%)†
Harley-Davidson, Inc.	1,889	46,205
Lucid Group, Inc., Class A*	4,609	30,834
Winnebago Industries, Inc.	1,004	31,365

		108,404

Broadline Retail (0.1%)
1stdibs.com, Inc.*	1,216	5,958
Groupon, Inc. (x)*	833	20,042
Kohl’s Corp.	3,654	64,749
Pattern Group, Inc., Class A*	1,148	28,918
Savers Value Village, Inc.*	1,272	12,835

		132,502

Distributors (0.0%)†
GigaCloud Technology, Inc., Class A*	954	30,146
Gold.com, Inc.	651	27,088
Weyco Group, Inc.	214	8,417

		65,651

Diversified Consumer Services (0.5%)
American Public Education, Inc.*	663	35,603
Carriage Services, Inc., Class A	455	17,445
Coursera, Inc.*	7,757	43,750
Covista, Inc.*	1,212	151,088
Driven Brands Holdings, Inc.*	2,296	32,006
Frontdoor, Inc.*	2,513	194,984
Graham Holdings Co., Class B	113	128,980
KinderCare Learning Cos., Inc.*	992	4,216
Laureate Education, Inc.*	4,315	156,721
Lincoln Educational Services Corp.*	1,069	53,343
Matthews International Corp., Class A	1,018	27,405
McGraw Hill, Inc.*	959	9,082
OneSpaWorld Holdings Ltd.	3,177	89,718
Perdoceo Education Corp.	2,015	64,480
Phoenix Education Partners, Inc.	146	4,796
Strategic Education, Inc.	810	62,062
Stride, Inc.*	1,488	128,325
Universal Technical Institute, Inc.*	1,687	72,153

		1,276,157

Hotels, Restaurants & Leisure (1.4%)
Accel Entertainment, Inc., Class A*	1,580	19,924
Bally’s Corp. (x)*	456	6,252
Biglari Holdings, Inc., Class A*	4	8,419
Biglari Holdings, Inc., Class B (x)*	15	6,390
BJ’s Restaurants, Inc.*	631	38,324
Black Rock Coffee Bar, Inc., Class A*	318	2,636
Bloomin’ Brands, Inc.	2,833	25,894
Boyd Gaming Corp.	5,841	515,935
Brightstar Lottery plc	3,423	36,695
Brinker International, Inc.*	1,525	256,200
Cheesecake Factory, Inc. (The)	1,673	133,070
Cracker Barrel Old Country Store, Inc. (x)	800	42,640
Dave & Buster’s Entertainment, Inc.*	978	11,149
Dine Brands Global, Inc. (x)	426	15,293
El Pollo Loco Holdings, Inc.*	919	15,586
First Watch Restaurant Group, Inc.*	2,292	29,544
Genius Sports Ltd.*	8,459	51,262
Global Business Travel Group I*	4,348	40,828
Hilton Grand Vacations, Inc.*	15,080	789,740
Inspired Entertainment, Inc.*	947	7,813
Jack in the Box, Inc. (x)*	695	10,988
Krispy Kreme, Inc. (x)*	1,990	7,025
Kura Sushi USA, Inc., Class A*	238	13,699
Life Time Group Holdings, Inc.*	5,161	210,775
Lindblad Expeditions Holdings, Inc.*	1,794	50,663
Marriott Vacations Worldwide Corp.	996	101,472
Monarch Casino & Resort, Inc.	403	53,039
Nathan’s Famous, Inc.	92	9,347
Navan, Inc., Class A (x)*	3,491	79,839
Papa John’s International, Inc. (x)	1,173	43,131
Penn Entertainment, Inc.*	4,535	96,868
Portillo’s, Inc., Class A (x)*	2,083	9,873
Pursuit Attractions and Hospitality, Inc.*	775	43,377
RCI Hospitality Holdings, Inc.	251	6,857
Red Rock Resorts, Inc., Class A	1,694	110,212
Rush Street Interactive, Inc.*	3,657	108,759
Sabre Corp.*	12,775	26,700
Serve Robotics, Inc. (x)*	2,147	14,127
Shake Shack, Inc., Class A*	1,392	77,980
Sharplink, Inc.*	6,616	31,757
Six Flags Entertainment Corp. (x)*	3,420	72,846
Super Group SGHC Ltd.	5,774	78,238
Sweetgreen, Inc., Class A*	3,690	32,509
Target Hospitality Corp.*	1,297	26,407
United Parks & Resorts, Inc. (x)*	715	34,134
Venu Holding Corp. (x)*	1,688	3,832
Wendy’s Co. (The) (x)	5,760	47,750
Wyndham Hotels & Resorts, Inc.	6,558	552,249
Xponential Fitness, Inc., Class A (x)*	944	6,532

		4,014,579

Household Durables (1.7%)
Beazer Homes USA, Inc.*	776	21,767
Cavco Industries, Inc.*	275	168,954
Century Communities, Inc.	8,002	573,423
Champion Homes, Inc.*	1,950	171,834
Cricut, Inc., Class A (x)	1,863	8,179
Dream Finders Homes, Inc., Class A*	1,007	17,381
Ethan Allen Interiors, Inc.	872	19,480
Flexsteel Industries, Inc.	146	10,874
Green Brick Partners, Inc.*	1,082	86,603
Hamilton Beach Brands Holding Co., Class A	321	7,393
Helen of Troy Ltd.*	816	23,721
Hovnanian Enterprises, Inc., Class A*	158	22,501
Installed Building Products, Inc.	836	192,146
KB Home	2,176	136,196
La-Z-Boy, Inc.	28,469	1,142,176
Legacy Housing Corp.*	385	10,114
Leggett & Platt, Inc.	4,837	56,641
LGI Homes, Inc.*	753	47,951
Lifetime Brands, Inc.	649	5,536
Lovesac Co. (The)*	553	9,230
M/I Homes, Inc.*	5,546	891,741
Meritage Homes Corp.	9,503	796,827
Newell Brands, Inc.	15,061	92,475
Sonos, Inc.*	4,334	58,639

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Taylor Morrison Home Corp., Class A*	3,333	$239,109
XMAX, Inc. (x)*	2,112	19,198

		4,830,089

Leisure Products (0.8%)
Acushnet Holdings Corp.	977	115,804
American Outdoor Brands, Inc.*	29	340
Brunswick Corp.	19,731	1,662,139
Callaway Golf Co.*	4,960	93,198
Escalade, Inc.	438	8,226
Funko, Inc., Class A*	1,271	7,474
JAKKS Pacific, Inc.	318	7,403
Johnson Outdoors, Inc., Class A	193	8,886
Latham Group, Inc.*	1,677	10,850
Malibu Boats, Inc., Class A*	654	17,939
MasterCraft Boat Holdings, Inc.*	619	15,983
Peloton Interactive, Inc., Class A*	14,298	84,501
Polaris, Inc.	1,961	134,211
Smith & Wesson Brands, Inc.	1,482	22,289
Sturm Ruger & Co., Inc.	426	16,124
Tron, Inc. (x)*	3,591	5,782

		2,211,149

Specialty Retail (1.5%)
Abercrombie & Fitch Co., Class A*	1,570	141,316
Academy Sports & Outdoors, Inc. (x)	6,750	318,127
Advance Auto Parts, Inc. (x)	2,161	134,457
American Eagle Outfitters, Inc.	5,593	96,200
Arhaus, Inc., Class A	1,536	12,933
Arko Corp.	2,238	17,971
ARKO Petroleum Corp., Class A	455	8,577
Asbury Automotive Group, Inc.*	705	141,761
Barnes & Noble Education, Inc. (x)*	522	6,556
Bed Bath & Beyond, Inc.*	2,662	15,413
Bob’s Discount Furniture, Inc.*	684	10,821
Boot Barn Holdings, Inc.*	1,087	178,561
Buckle, Inc. (The)	1,163	49,079
Build-A-Bear Workshop, Inc.	338	10,346
Caleres, Inc.	1,151	14,238
Camping World Holdings, Inc., Class A	2,189	16,702
Citi Trends, Inc.*	200	11,568
Designer Brands, Inc., Class A (x)	1,160	6,763
Envela Corp.*	215	6,209
EVgo, Inc., Class A (x)*	4,366	8,339
Gap, Inc. (The)	31,988	597,536
Genesco, Inc.*	291	9,827
Group 1 Automotive, Inc.	1,871	544,779
Haverty Furniture Cos., Inc.	578	14,756
J Jill, Inc. (x)	200	3,174
Lands’ End, Inc. (x)*	366	3,836
MarineMax, Inc.*	715	26,183
Monro, Inc.	917	15,690
National Vision Holdings, Inc.*	2,809	53,399
OneWater Marine, Inc., Class A*	475	5,353
Outdoor Holding Co.*	2,920	6,658
Petco Health & Wellness Co., Inc., Class A*	2,284	6,212
RealReal, Inc. (The)*	3,954	46,618
Revolve Group, Inc., Class A*	1,368	31,314
RH*	553	91,096
RideNow Group, Inc., Class B*	849	5,654
Sally Beauty Holdings, Inc.*	3,292	46,549
Shoe Station Group, Inc.	689	10,218
Signet Jewelers Ltd.	9,774	842,519
Sonic Automotive, Inc., Class A	458	38,834
Stitch Fix, Inc., Class A*	3,918	16,103
ThredUp, Inc., Class A*	4,134	28,318
Torrid Holdings, Inc. (x)*	861	1,610
Upbound Group, Inc.	1,826	38,748
Urban Outfitters, Inc.*	2,021	143,208
Victoria’s Secret & Co.*	2,475	206,613
Warby Parker, Inc., Class A*	3,625	109,982
Winmark Corp.	96	40,616
Zumiez, Inc.*	403	7,173

		4,198,513

Textiles, Apparel & Luxury Goods (1.2%)
Capri Holdings Ltd.*	4,175	77,530
Carter’s, Inc.	1,264	52,026
Crocs, Inc.*	14,727	1,776,665
Dr Martens plc	878,826	806,005
Ermenegildo Zegna NV	1,590	20,702
Figs, Inc., Class A*	3,359	34,363
Fossil Group, Inc.*	1,839	7,614
G-III Apparel Group Ltd.	1,248	42,070
Kontoor Brands, Inc.	1,942	161,846
Movado Group, Inc.	562	22,092
Oxford Industries, Inc.	546	19,039
Playboy, Inc.*	3,639	4,440
Rocky Brands, Inc.	290	11,960
Steven Madden Ltd.	2,563	107,902
Superior Group of Cos., Inc.	551	7,229
Under Armour, Inc., Class A*	6,992	44,679
Under Armour, Inc., Class C*	6,268	38,987
Wolverine World Wide, Inc.	2,953	48,813

		3,283,962

Total Consumer Discretionary		21,471,276

Consumer Staples (0.9%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	274	48,506
MGP Ingredients, Inc.	487	8,532
National Beverage Corp.*	884	27,581
Vita Coco Co., Inc. (The)*	1,721	113,827

		198,446

Consumer Staples Distribution & Retail (0.2%)
Andersons, Inc. (The)	1,180	80,712
Chefs’ Warehouse, Inc. (The)*	1,305	125,411
Grocery Outlet Holding Corp.*	3,329	33,223
HF Foods Group, Inc.*	33	47
Ingles Markets, Inc., Class A	531	47,036
Natural Grocers by Vitamin Cottage, Inc.	472	14,641
PriceSmart, Inc.	932	182,057
United Natural Foods, Inc.*	2,145	97,962
Village Super Market, Inc., Class A	307	12,949
Weis Markets, Inc.	433	33,908
Yesway, Inc., Class A (x)*	552	11,206

		639,152

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (0.3%)
Alico, Inc.	176	$7,281
B&G Foods, Inc. (x)	2,819	11,220
BRC, Inc., Class A*	2,395	2,658
Cal-Maine Foods, Inc.	1,545	124,465
Del Monte Corp.	1,115	31,120
Dole plc	2,836	38,910
Flowers Foods, Inc.	6,831	53,965
Forafric Global plc (x)*	233	2,349
Glanbia plc	8,174	228,514
J & J Snack Foods Corp.	498	36,578
John B Sanfilippo & Son, Inc.	268	23,045
Lifeway Foods, Inc.*	184	5,491
Limoneira Co.	685	8,994
Mama’s Creations, Inc.*	1,313	23,437
Marzetti Co. (The)	706	80,597
Mission Produce, Inc.*	2,188	25,796
Once Upon a Farm PBC*	439	8,991
Seneca Foods Corp., Class A*	162	28,178
Simply Good Foods Co. (The)*	2,906	38,592
Utz Brands, Inc.	2,613	20,120
Vital Farms, Inc. (x)*	1,171	13,619
Westrock Coffee Co.*	1,249	10,129

		824,049

Household Products (0.1%)
Central Garden & Pet Co.*	285	12,637
Central Garden & Pet Co., Class A*	1,780	69,011
Energizer Holdings, Inc.	2,062	44,209
Oil-Dri Corp. of America	358	36,591
Spectrum Brands Holdings, Inc.	806	69,114
WD-40 Co.	478	116,460

		348,022

Personal Care Products (0.1%)
BellRing Brands, Inc.*	4,154	53,753
Coty, Inc., Class A*	12,781	27,607
Edgewell Personal Care Co.	1,660	44,588
FitLife Brands, Inc. (x)*	15	165
Herbalife Ltd.*	3,782	49,733
Honest Co., Inc. (The)*	3,817	13,970
Interparfums, Inc.	659	73,716
Nature’s Sunshine Products, Inc.*	593	12,927
Niagen Bioscience, Inc.*	1,791	5,713
Nu Skin Enterprises, Inc., Class A	1,492	7,878
Oddity Tech Ltd., Class A (x)*	1,409	21,318
Olaplex Holdings, Inc.*	5,874	12,042
USANA Health Sciences, Inc.*	319	6,811

		330,221

Tobacco (0.1%)
Ispire Technology, Inc. (x)*	58	65
Turning Point Brands, Inc.	665	56,399
Universal Corp.	912	47,579

		104,043

Total Consumer Staples		2,443,933

Energy (6.9%)
Energy Equipment & Services (4.4%)
Archrock, Inc.	6,123	249,267
Atlas Energy Solutions, Inc. (x)	2,972	49,365
Borr Drilling Ltd. (x)*	8,590	35,477
Bristow Group, Inc., Class A	926	38,262
Cactus, Inc., Class A	2,482	127,153
Core Laboratories, Inc.	1,616	18,826
Energy Services of America Corp.	481	9,303
Expro Group Holdings NV*	2,998	44,280
Flowco Holdings, Inc., Class A	1,276	27,230
Forum Energy Technologies, Inc.*	363	18,234
Helix Energy Solutions Group, Inc.*	5,022	43,892
Helmerich & Payne, Inc.	3,476	113,804
HMH Holding, Inc., Class A*	375	7,028
Hunting plc	299,570	1,761,024
Innovex International, Inc.*	1,617	40,102
Kodiak Gas Services, Inc.	3,539	265,885
Liberty Energy, Inc., Class A	27,001	707,156
Nabors Industries Ltd.*	506	42,509
National Energy Services Reunited Corp.*	2,119	63,422
Natural Gas Services Group, Inc.	413	17,817
Noble Corp. plc	4,525	168,783
Oceaneering International, Inc.*	38,024	1,540,732
Oil States International, Inc.*	1,671	13,385
Patterson-UTI Energy, Inc.	100,605	923,554
ProFrac Holding Corp., Class A*	1,172	6,809
ProPetro Holding Corp.*	3,516	50,419
Ranger Energy Services, Inc., Class A	516	8,261
RPC, Inc.	3,248	18,936
SEACOR Marine Holdings, Inc.*	384	2,938
Seadrill Ltd.*	2,246	84,944
Select Water Solutions, Inc., Class A	231,342	4,622,213
Smart Sand, Inc.	1,151	5,767
Solaris Energy Infrastructure, Inc., Class A	1,870	150,460
TETRA Technologies, Inc.*	38,568	436,975
Tidewater, Inc.*	1,761	117,335
Transocean Ltd.*	34,653	169,453
Valaris Ltd.*	2,000	145,200

		12,146,200

Oil, Gas & Consumable Fuels (2.5%)
Aemetis, Inc.*	3,032	4,972
American Resources Corp.*	3,062	6,583
Amplify Energy Corp.*	1,389	5,528
Ardmore Shipping Corp.	1,082	15,159
BKV Corp.*	1,154	31,573
California Resources Corp.	2,603	137,621
Calumet, Inc.*	2,429	87,493
Centrus Energy Corp., Class A (x)*	654	109,787
Clean Energy Fuels Corp.*	4,659	9,551
CNX Resources Corp.*	4,862	164,968
Comstock Resources, Inc.*	2,486	37,091
Comstock, Inc.*	2,505	10,421
Core Natural Resources, Inc.	1,787	142,996
Crescent Energy Co., Class A	9,195	90,295
CVR Energy, Inc.	994	27,375
Delek US Holdings, Inc.	2,147	109,089
DHT Holdings, Inc.	5,181	85,642
Diversified Energy Co. (x)	2,547	35,301
Dorian LPG Ltd.	1,326	46,118
Encore Energy Corp. (x)*	6,232	8,164
Energy Fuels, Inc. (x)*	8,818	127,861
Epsilon Energy Ltd. (x)	584	3,159

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Evolution Petroleum Corp.	1,387	$5,104
Excelerate Energy, Inc., Class A	825	31,342
FLEX LNG Ltd. (x)	1,131	31,736
FutureFuel Corp.	1,238	5,596
Gevo, Inc. (x)*	8,037	12,055
Golar LNG Ltd.	3,434	171,151
Granite Ridge Resources, Inc.	2,103	9,274
Green Plains, Inc.*	2,354	36,205
Gulfport Energy Corp.*	563	95,541
HighPeak Energy, Inc. (x)	468	3,271
Infinity Natural Resources, Inc., Class A (x)*	452	5,740
International Seaways, Inc.	1,482	113,506
Kinetik Holdings, Inc., Class A	1,817	87,834
Kolibri Global Energy, Inc.*	1,221	6,081
Kosmos Energy Ltd.*	20,850	43,994
Lightbridge Corp. (x)*	1,013	8,904
Magnolia Oil & Gas Corp., Class A	6,669	170,593
Murphy Oil Corp.	4,903	159,642
NACCO Industries, Inc., Class A	82	4,104
Navigator Holdings Ltd.	1,309	24,387
New Era Energy & Digital, Inc. (x)*	2,791	17,807
NextDecade Corp. (x)*	5,618	42,360
Nordic American Tankers Ltd.	6,923	38,353
Northern Oil & Gas, Inc.	3,778	68,571
OPAL Fuels, Inc., Class A (x)*	2,919	6,422
Ovintiv, Inc.	7,181	378,080
Par Pacific Holdings, Inc.*	1,733	97,187
PBF Energy, Inc., Class A	3,476	158,228
Peabody Energy Corp.	4,354	100,664
PrimeEnergy Resources Corp.*	6	1,001
REX American Resources Corp.*	1,041	47,001
Riley Exploration Permian, Inc.	472	15,557
Ring Energy, Inc.*	6,689	7,224
Sable Offshore Corp. (x)*	4,697	14,467
SandRidge Energy, Inc.	1,017	13,933
Scorpio Tankers, Inc.	1,638	113,448
SFL Corp. Ltd.	4,380	44,676
SM Energy Co.	8,569	223,651
Summit Midstream Corp.*	308	8,772
Talos Energy, Inc.*	4,652	60,057
Teekay Corp. Ltd.	2,054	20,540
Teekay Tankers Ltd., Class A	867	56,242
Uranium Energy Corp.*	17,335	184,791
Ur-Energy, Inc.*	13,247	18,016
VAALCO Energy, Inc.	3,256	16,540
Vitesse Energy, Inc. (x)	1,043	16,448
W&T Offshore, Inc. (x)	2,635	8,300
Whitecap Resources, Inc. (x)	273,022	2,835,617
World Kinect Corp.	1,703	56,097

		6,992,857

Total Energy		19,139,057

Financials (20.9%)
Banks (13.6%)
1st Source Corp.	698	56,943
ACNB Corp.	331	19,655
Amalgamated Financial Corp.	728	33,415
Amerant Bancorp, Inc., Class A	1,138	29,042
Ameris Bancorp	2,320	209,403
Ames National Corp.	379	11,222
Arrow Financial Corp.	658	26,971
Associated Banc-Corp.	5,387	165,758
Atlantic Union Bankshares Corp.	76,733	3,246,573
Avidbank Holdings, Inc.*	330	10,900
Avidia Bancorp, Inc.	643	13,497
Axos Financial, Inc.*	1,862	181,340
Banc of California, Inc.	4,749	97,022
BancFirst Corp.	792	88,015
Bancorp, Inc. (The)*	1,355	84,877
Bank First Corp.	372	55,186
Bank of Hawaii Corp.	1,285	104,715
Bank of Marin Bancorp	498	13,795
Bank of NT Butterfield & Son Ltd. (The)	1,461	86,929
Bank7 Corp.	164	8,028
BankUnited, Inc.	2,339	113,325
Bankwell Financial Group, Inc.	248	14,570
Banner Corp.	1,149	76,340
Bar Harbor Bankshares	641	24,204
BayCom Corp.	341	11,219
BCB Bancorp, Inc.	663	7,107
Beacon Financial Corp.	2,841	86,508
Blue Ridge Bankshares, Inc.	2,117	7,473
Bridgewater Bancshares, Inc.*	801	16,853
Burke & Herbert Financial Services Corp.	580	41,679
Business First Bancshares, Inc.	1,180	36,261
BV Financial, Inc.*	308	6,523
Byline Bancorp, Inc.	1,173	44,175
C&F Financial Corp.	102	8,160
California Bancorp	838	17,464
Camden National Corp.	31,332	1,698,821
Capital Bancorp, Inc.	347	12,187
Capital City Bank Group, Inc.	494	24,413
Capitol Federal Financial, Inc.	4,009	34,117
Carter Bankshares, Inc.	792	26,936
Cathay General Bancorp	2,222	137,742
CB Financial Services, Inc.	165	6,253
Central BanCo, Inc., Class A (x)	2,599	78,958
Central Pacific Financial Corp.	898	34,304
CF Bankshares, Inc.	193	6,325
Chain Bridge Bancorp, Inc., Class A*	26	1,093
Chemung Financial Corp.	156	11,634
ChoiceOne Financial Services, Inc.	510	17,340
Citizens & Northern Corp.	580	13,520
Citizens Community Bancorp, Inc.	341	7,976
Citizens Financial Services, Inc.	188	13,619
City Holding Co.	482	63,932
Civista Bancshares, Inc.	840	23,705
CNB Financial Corp.	1,093	36,845
Coastal Financial Corp.*	489	37,902
CoastalSouth Bancshares, Inc.	211	5,665
Colony Bankcorp, Inc.	686	13,782
Columbia Banking System, Inc.	115,669	3,707,191
Columbia Financial, Inc.*	916	19,438
Commercial Bancgroup, Inc.	368	11,883
Community Bancorp	175	6,842
Community Financial System, Inc.	1,714	115,044
Community Trust Bancorp, Inc.	639	46,238
Community West Bancshares	963	25,866
ConnectOne Bancorp, Inc.	1,784	59,657
Customers Bancorp, Inc.*	1,095	86,614
CVB Financial Corp.	5,881	132,617

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Dime Commercial Bancshares, Inc.	1,441	$58,577
Eagle Bancorp Montana, Inc.	287	6,868
Eagle Bancorp, Inc.	1,075	30,519
Eagle Financial Services, Inc.	155	6,426
Eastern Bankshares, Inc.	7,363	163,753
ECB Bancorp, Inc.*	303	6,084
Enterprise Financial Services Corp.	1,348	88,806
Equity Bancshares, Inc., Class A	640	31,354
Esquire Financial Holdings, Inc.	265	31,564
Farmers & Merchants Bancorp, Inc.	581	17,767
Farmers National Banc Corp.	2,267	33,098
FB Bancorp, Inc. (x)*	563	8,479
FB Financial Corp.	1,613	89,280
Fidelity D&D Bancorp, Inc.	205	10,541
Financial Institutions, Inc.	801	31,215
Finwise Bancorp*	326	4,727
First Bancorp (Nasdaq Stock Exchange)	34,435	2,201,430
First Bancorp (New York Stock Exchange)	5,301	138,197
First Bancorp, Inc. (The)	426	14,833
First Bank	886	15,709
First Busey Corp.	3,017	89,001
First Business Financial Services, Inc.	315	19,899
First Capital, Inc.	110	7,110
First Commonwealth Financial Corp.	65,453	1,330,659
First Community Bankshares, Inc.	539	23,942
First Community Corp.	410	13,399
First Financial Bancorp	3,594	121,585
First Financial Bankshares, Inc.	4,787	165,630
First Financial Corp.	437	33,841
First Guaranty Bancshares, Inc. (x)	521	5,246
First Internet Bancorp	344	9,563
First Interstate BancSystem, Inc., Class A	29,356	1,131,967
First Merchants Corp.	2,363	103,239
First Mid Bancshares, Inc.	913	43,906
First National Corp.	253	7,595
First Northern Community Bancorp*	527	9,454
First United Corp.	204	8,998
First Western Financial, Inc.*	305	9,794
Firstsun Capital Bancorp*	930	36,065
Five Star Bancorp	589	28,678
Flagstar Bank NA	10,942	163,473
Franklin Financial Services Corp.	144	9,014
FS Bancorp, Inc.	223	9,678
Fulton Financial Corp.	6,441	155,808
FVCBankcorp, Inc.	700	12,250
GBank Financial Holdings, Inc. (x)*	320	9,699
German American Bancorp, Inc.	42,657	2,024,501
Glacier Bancorp, Inc.	4,703	242,581
Great Southern Bancorp, Inc.	326	25,562
Greene County Bancorp, Inc.	298	10,010
Hancock Whitney Corp.	3,005	224,534
Hanmi Financial Corp.	903	29,257
Hanover Bancorp, Inc.	215	5,014
Hawthorn Bancshares, Inc.	196	7,703
HBT Financial, Inc.	626	20,026
Heritage Financial Corp.	1,114	32,997
Hilltop Holdings, Inc.	1,515	58,752
Hingham Institution For Savings (The) (x)	53	16,279
Home Bancorp, Inc.	281	19,254
Home BancShares, Inc.	6,927	197,766
HomeTrust Bancshares, Inc.	523	26,092
Hope Bancorp, Inc.	4,142	56,663
Horizon Bancorp, Inc.	1,864	37,243
Independent Bank Corp.	653	23,554
Independent Bank Corp./MA	1,556	130,268
International Bancshares Corp.	1,991	151,216
Investar Holding Corp.	488	14,620
Isabella Bank Corp.	242	9,559
John Marshall Bancorp, Inc.	545	11,881
Kearny Financial Corp. (x)	2,196	20,774
Lakeland Financial Corp.	826	50,981
Landmark Bancorp, Inc.	197	6,050
LCNB Corp.	465	8,179
Live Oak Bancshares, Inc.	1,320	53,909
MainStreet Bancshares, Inc.	245	6,049
Mechanics Bancorp	1,584	25,186
Mercantile Bank Corp.	637	36,577
Meridian Corp.	384	7,691
Metrocity Bankshares, Inc.	848	30,435
Metropolitan Bank Holding Corp.	397	39,208
Mid Penn Bancorp, Inc.	807	28,116
Midland States Bancorp, Inc.	735	22,888
MVB Financial Corp.	507	14,708
National Bank Holdings Corp., Class A	1,591	70,688
National Bankshares, Inc.	254	9,228
NB Bancorp, Inc.	1,397	29,519
NBT Bancorp, Inc.	1,818	89,755
Nicolet Bankshares, Inc.	609	100,722
Northeast Bank	254	33,663
Northeast Community Bancorp, Inc.	509	14,120
Northfield Bancorp, Inc. (x)	1,412	20,799
Northpointe Bancshares, Inc.	621	11,911
Northrim Bancorp, Inc.	865	23,995
Northwest Bancshares, Inc.	4,880	73,981
Norwood Financial Corp.	325	10,449
Oak Valley Bancorp	296	9,989
OceanFirst Financial Corp.	3,061	59,781
OFG Bancorp	1,398	68,600
Ohio Valley Banc Corp.	153	6,645
Old National Bancorp	12,448	322,403
Old Second Bancorp, Inc.	1,835	42,792
OP Bancorp	379	5,681
Orange County Bancorp, Inc.	424	15,595
Origin Bancorp, Inc.	1,092	55,856
Orrstown Financial Services, Inc.	791	32,297
Park National Corp.	595	108,879
Parke Bancorp, Inc.	411	13,629
Pathward Financial, Inc.	771	67,123
Patriot National Bancorp, Inc.*	177	169
PCB Bancorp	419	11,887
Peapack-Gladstone Financial Corp.	577	27,309
Peoples Bancorp of North Carolina, Inc.	188	8,101
Peoples Bancorp, Inc.	9,843	378,070
Peoples Financial Services Corp.	384	25,486
Pioneer Bancorp, Inc.*	192	3,277
Plumas Bancorp	282	16,480
Ponce Financial Group, Inc.*	776	15,473
Preferred Bank	379	40,273

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Primis Financial Corp.	828	$13,554
Princeton Bancorp, Inc.	224	8,501
Provident Financial Services, Inc.	4,426	104,631
QCR Holdings, Inc.	599	58,313
RBB Bancorp	647	17,737
Red River Bancshares, Inc.	195	17,800
Renasant Corp.	3,096	131,704
Republic Bancorp, Inc., Class A	309	27,943
Rhinebeck Bancorp, Inc.*	94	1,627
Richmond Mutual Bancorp, Inc.	344	5,463
S&T Bancorp, Inc.	1,157	56,786
Seacoast Banking Corp. of Florida	58,676	1,950,977
ServisFirst Bancshares, Inc.	1,840	159,620
Shore Bancshares, Inc.	1,261	28,940
Sierra Bancorp	509	20,747
Simmons First National Corp., Class A	4,361	98,777
SmartFinancial, Inc.	610	28,621
South Plains Financial, Inc.	572	24,645
Southern First Bancshares, Inc.*	341	20,835
Southern Missouri Bancorp, Inc.	326	24,844
Southside Bancshares, Inc.	1,016	35,753
SouthState Bank Corp.	36,544	3,650,746
SR Bancorp, Inc.	347	6,829
Sterling Bancorp, Inc. (r)*	817	—
Stock Yards Bancorp, Inc.	965	73,794
Texas Capital Bancshares, Inc.	1,571	162,221
Third Coast Bancshares, Inc.*	564	22,786
Timberland Bancorp, Inc.	313	14,026
Tompkins Financial Corp.	442	41,778
Towne Bank	3,256	117,997
TriCo Bancshares	31,891	1,717,330
Triumph Financial, Inc.*	811	61,887
TrustCo Bank Corp.	571	31,354
Trustmark Corp.	1,976	90,916
UMB Financial Corp.	2,612	372,889
United Bankshares, Inc.	4,791	219,572
United Community Banks, Inc.	3,971	139,342
Unity Bancorp, Inc.	246	14,438
Univest Financial Corp.	1,059	46,331
USCB Financial Holdings, Inc.	400	8,184
Valley National Bancorp	17,494	256,287
Virginia National Bankshares Corp.	208	9,231
WaFd, Inc.	2,418	92,779
Washington Trust Bancorp, Inc.	13,128	478,909
WesBanco, Inc.	3,090	120,603
West Bancorp, Inc.	649	17,218
Westamerica Bancorp	812	47,640
Western New England Bancorp, Inc.	583	8,337
WSFS Financial Corp.	45,419	3,485,000

		37,819,276

Capital Markets (1.3%)
Acadian Asset Management, Inc.	993	71,019
AlTi Global, Inc.*	1,396	5,040
Artisan Partners Asset Management, Inc., Class A	2,262	78,107
Bakkt, Inc., Class A (x)*	1,073	8,380
BGC Group, Inc., Class A	13,279	141,952
BRC Group Holdings, Inc.*	840	6,754
Chaince Digital Holdings, Inc. (x)*	2,267	9,907
Cohen & Steers, Inc.	1,021	77,739
DigitalBridge Group, Inc.	6,291	99,272
Donnelley Financial Solutions, Inc.*	836	35,070
GCM Grosvenor, Inc., Class A	2,182	26,839
Gemini Space Station, Inc., Class A*	1,475	6,283
Innventure, Inc. (x)*	1,967	9,973
Lincoln International, Inc., Class A*	14,182	338,524
Marex Group plc	2,185	133,176
MarketWise, Inc.	46	821
Miami International Holdings, Inc.*	2,693	100,072
Moelis & Co., Class A	2,368	154,915
Open Lending Corp.*	4,059	12,623
Patria Investments Ltd., Class A	2,151	23,618
Perella Weinberg Partners, Class A	2,484	39,645
Piper Sandler Cos.	2,498	180,705
PJT Partners, Inc., Class A	875	132,072
Ridgepost Capital, Inc., Class A	1,822	14,339
Silvercrest Asset Management Group, Inc., Class A	360	3,640
StepStone Group, Inc., Class A	2,618	108,280
StoneX Group, Inc.*	2,556	302,886
Value Line, Inc.	34	1,376
Victory Capital Holdings, Inc., Class A	15,089	1,268,381
Virtus Investment Partners, Inc.	240	34,440
Wealthfront Corp.*	1,623	14,510
Webull Corp.*	11,821	77,073
Westwood Holdings Group, Inc.	286	5,480
WisdomTree, Inc.	4,782	81,007

		3,603,918

Consumer Finance (1.0%)
Atlanticus Holdings Corp.*	201	20,552
Bread Financial Holdings, Inc.	13,179	1,427,945
Consumer Portfolio Services, Inc.*	337	3,233
Dave, Inc.*	360	134,132
Encore Capital Group, Inc.*	745	69,501
Enova International, Inc.*	855	205,824
FirstCash Holdings, Inc.	1,447	313,015
Green Dot Corp., Class A*	1,919	25,926
Happen, Inc.*	4,068	84,370
Jefferson Capital, Inc.	959	18,672
LendingTree, Inc.*	389	17,229
Medallion Financial Corp.	767	7,831
Navient Corp.	2,117	18,016
Nelnet, Inc., Class A	532	70,931
NerdWallet, Inc., Class A*	1,231	11,387
Oportun Financial Corp.*	1,175	6,709
OppFi, Inc.*	730	7,249
PRA Group, Inc.*	1,198	22,750
PROG Holdings, Inc.	1,342	62,551
Regional Management Corp.	354	14,585
Upstart Holdings, Inc. (x)*	3,018	106,928
World Acceptance Corp.*	81	18,130

		2,667,466

Financial Services (0.8%)
Acacia Research Corp.*	1,633	7,610
Alerus Financial Corp.	814	25,315
Better Home & Finance Holding Co. (x)*	374	10,285
Bladex, Inc.	1,057	64,974
Burford Capital Ltd.	7,634	31,299
Cannae Holdings, Inc.	1,474	21,226
Cass Information Systems, Inc.	486	24,941
Compass Diversified Holdings*	2,353	25,083

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Dlocal Ltd., Class A	3,226	$41,922
Enact Holdings, Inc.	1,057	48,315
Essent Group Ltd.	3,226	207,367
Evertec, Inc.	2,212	61,449
Federal Agricultural Mortgage Corp., Class C	338	67,353
Finance of America Cos., Inc., Class A*	207	5,697
Flywire Corp.*	4,237	74,444
HA Sustainable Infrastructure Capital, Inc.	4,531	176,936
International Money Express, Inc.*	1,130	16,328
Jackson Financial, Inc., Class A	2,172	222,391
loanDepot, Inc., Class A (x)*	3,307	4,134
Marqeta, Inc., Class A*	11,876	48,217
Merchants Bancorp	927	46,350
NCR Atleos Corp.*	2,590	112,432
NewtekOne, Inc.	974	14,425
NMI Holdings, Inc., Class A*	2,775	114,025
Onity Group, Inc.*	228	9,063
Pagseguro Digital Ltd., Class A	5,789	52,390
Paymentus Holdings, Inc., Class A*	2,107	50,905
Payoneer Global, Inc.*	9,055	64,472
Paysafe Ltd.*	1,264	9,442
Paysign, Inc.*	1,436	11,761
PennyMac Financial Services, Inc.	1,056	91,978
Priority Technology Holdings, Inc. (x)*	1,540	10,272
Radian Group, Inc.	4,826	181,795
Remitly Global, Inc.*	5,540	124,151
Repay Holdings Corp., Class A*	1,855	7,791
Security National Financial Corp., Class A*	512	4,961
Sezzle, Inc.*	578	99,202
StoneCo Ltd., Class A	8,062	87,392
Velocity Financial, Inc.*	373	6,886
Walker & Dunlop, Inc.	1,198	65,531
Waterstone Financial, Inc.	634	13,143

		2,363,653

Insurance (3.9%)
Abacus Global Management, Inc. (x)	1,255	13,441
Accelerant Holdings, Class A*	2,149	25,186
American Coastal Insurance Corp.	892	9,901
American Integrity Insurance Group, Inc.	547	10,300
AMERISAFE, Inc.	737	24,933
Ategrity Specialty Holdings LLC*	240	5,770
Baldwin Insurance Group, Inc. (The), Class A (x)*	3,447	91,621
Bowhead Specialty Holdings, Inc.*	580	17,359
Citizens, Inc., Class A (x)*	1,539	8,834
CNO Financial Group, Inc.	74,343	3,790,006
Crawford & Co., Class A	556	6,266
Donegal Group, Inc., Class A	633	11,938
Employers Holdings, Inc.	566	28,572
Exzeo Group, Inc.*	300	5,061
F&G Annuities & Life, Inc.	1,243	33,051
Genworth Financial, Inc., Class A*	12,712	120,383
Goosehead Insurance, Inc., Class A*	797	38,655
Greenlight Capital Re Ltd., Class A*	997	16,131
Hamilton Insurance Group Ltd., Class B	1,730	58,716
Hanover Insurance Group, Inc. (The)	1,724	369,143
HCI Group, Inc.	401	70,275
Heritage Insurance Holdings, Inc.*	847	22,090
Hippo Holdings, Inc.*	775	21,902
Horace Mann Educators Corp.	58,445	3,018,684
Investors Title Co.	53	14,505
James River Group Holdings, Inc.	1,303	5,733
Kemper Corp.	2,077	55,996
Kestrel Group Ltd.*	34	306
Kingstone Cos., Inc.	399	7,593
Kingsway Corp.*	801	8,346
Lemonade, Inc.*	2,524	164,186
MBIA, Inc.*	1,772	11,553
Mercury General Corp.	975	103,955
Neptune Insurance Holdings, Inc., Class A*	1,351	42,556
NI Holdings, Inc.*	358	5,624
Octave Specialty Group, Inc.*	1,741	10,864
Oscar Health, Inc., Class A*	8,465	241,422
Palomar Holdings, Inc.*	940	118,807
Pelagos Insurance Capital Ltd.	1,688	41,103
Root, Inc., Class A*	490	27,401
Safety Insurance Group, Inc.	582	43,569
Selective Insurance Group, Inc.	15,166	1,471,254
SiriusPoint Ltd.*	2,639	63,336
Skyward Specialty Insurance Group, Inc.*	1,501	87,583
Slide Insurance Holdings, Inc.*	2,259	43,757
Stewart Information Services Corp.	1,103	72,820
Tiptree, Inc., Class A	989	17,723
Trupanion, Inc.*	1,207	29,897
TWFG, Inc., Class A*	10,730	258,057
United Fire Group, Inc.	781	40,956
Universal Insurance Holdings, Inc.	937	38,754

		10,845,874

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
ACRES Commercial Realty Corp. (REIT)*	256	4,554
Adamas Trust, Inc. (REIT)	3,198	29,997
Angel Oak Mortgage REIT, Inc. (REIT) (x)	418	3,795
Apollo Commercial Real Estate Finance, Inc. (REIT)	4,740	50,623
Arbor Realty Trust, Inc. (REIT) (x)	6,526	35,371
Ares Commercial Real Estate Corp. (REIT)	1,283	5,773
ARMOUR Residential REIT, Inc. (REIT) (x)	4,546	79,328
Blackstone Mortgage Trust, Inc. (REIT), Class A	5,740	97,293
BrightSpire Capital, Inc. (REIT), Class A	4,339	23,648
Chicago Atlantic Real Estate Finance, Inc. (REIT)	720	7,718
Chimera Investment Corp. (REIT)	3,125	41,687
Claros Mortgage Trust, Inc. (REIT)*	3,688	8,667
Dynex Capital, Inc. (REIT)	7,898	103,543
Ellington Financial, Inc. (REIT)	4,357	59,299
Franklin BSP Realty Trust, Inc. (REIT)	2,419	19,691
Invesco Mortgage Capital, Inc. (REIT) (x)	3,365	26,584
KKR Real Estate Finance Trust, Inc. (REIT) (x)	1,993	13,632
Ladder Capital Corp. (REIT)	3,738	37,193
Lument Finance Trust, Inc. (REIT) (x)	38	35
MFA Financial, Inc. (REIT)	3,785	36,677
Nexpoint Real Estate Finance, Inc. (REIT)	352	5,456

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Orchid Island Capital, Inc. (REIT) (x)	7,370	$51,369
PennyMac Mortgage Investment Trust (REIT)	3,061	34,528
Ready Capital Corp. (REIT) (x)	5,626	9,846
Redwood Trust, Inc. (REIT)	3,927	18,614
Seven Hills Realty Trust (REIT)	813	6,854
TPG Mortgage Investment Trust, Inc. (REIT)	609	4,823
TPG RE Finance Trust, Inc. (REIT)	2,095	17,535
Two Harbors Investment Corp. (REIT)	3,784	46,959

		881,092

Total Financials		58,181,279

Health Care (10.9%)
Biotechnology (4.5%)
4D Molecular Therapeutics, Inc.*	1,398	18,593
Abeona Therapeutics, Inc. (x)*	1,554	9,604
Absci Corp.*	4,777	55,365
ACADIA Pharmaceuticals, Inc.*	4,537	114,786
Achieve Life Sciences, Inc.*	2,706	17,670
Actuate Therapeutics, Inc. (x)*	47	72
Acumen Pharmaceuticals, Inc.*	2,265	6,048
ADC Therapeutics SA*	2,966	3,174
ADMA Biologics, Inc.*	8,185	68,508
Agenus, Inc.*	1,778	5,441
Agios Pharmaceuticals, Inc.*	2,073	76,929
Akebia Therapeutics, Inc.*	8,995	10,254
Aktis Oncology, Inc. (x)*	836	26,944
Alector, Inc.*	4,662	9,371
Alkermes plc*	5,875	307,821
Allogene Therapeutics, Inc.*	9,292	19,327
Altimmune, Inc.*	6,983	21,228
ALX Oncology Holdings, Inc.*	3,751	7,765
AnaptysBio, Inc.*	690	46,575
Anavex Life Sciences Corp.*	3,186	8,252
Anika Therapeutics, Inc.*	323	4,725
Annexon, Inc.*	5,451	31,125
Apogee Therapeutics, Inc.*	1,580	209,713
Arbutus Biopharma Corp.*	5,027	24,130
Arcturus Therapeutics Holdings, Inc.*	941	6,324
Arcus Biosciences, Inc.*	3,137	96,714
Arcutis Biotherapeutics, Inc.*	4,011	105,168
Ardelyx, Inc.*	8,558	43,646
Armata Pharmaceuticals, Inc.*	779	5,048
ArriVent Biopharma, Inc.*	1,327	46,100
ARS Pharmaceuticals, Inc. (x)*	2,059	16,493
Artiva Biotherapeutics, Inc.*	557	5,403
Assembly Biosciences, Inc.*	345	9,481
Atrium Therapeutics, Inc.*	388	5,219
Aura Biosciences, Inc.*	1,195	8,485
Aurinia Pharmaceuticals, Inc.*	4,253	72,173
Avalo Therapeutics, Inc.*	1,465	27,073
Beam Therapeutics, Inc.*	3,477	119,331
Benitec Biopharma, Inc.*	938	12,550
Bicara Therapeutics, Inc.*	1,549	45,990
BioCryst Pharmaceuticals, Inc.*	8,149	81,490
Biohaven Ltd.*	4,672	69,519
Black Diamond Therapeutics, Inc.*	3,390	6,272
Bright Minds Biosciences, Inc. (x)*	229	16,076
C4 Therapeutics, Inc.*	3,547	16,564
Cabaletta Bio, Inc.*	3,941	12,257
CAMP4 Therapeutics Corp.*	1,126	4,921
Candel Therapeutics, Inc. (x)*	2,354	24,246
Canton Strategic Holdings, Inc.*	1,690	4,766
Capricor Therapeutics, Inc. (x)*	1,885	45,391
CareDx, Inc.*	1,694	48,279
Caribou Biosciences, Inc.*	3,288	5,787
Cartesian Therapeutics, Inc.*	384	4,001
Catalyst Pharmaceuticals, Inc.*	4,141	130,152
Celcuity, Inc.*	1,347	140,923
Celldex Therapeutics, Inc.*	2,739	101,918
Century Therapeutics, Inc.*	4,284	10,496
CG oncology, Inc.*	2,585	183,664
Climb Bio, Inc.*	1,228	16,013
Cogent Biosciences, Inc.*	5,841	226,047
Coherus Oncology, Inc. (x)*	3,363	4,708
Compass Therapeutics, Inc.*	4,360	9,548
Corbus Pharmaceuticals Holdings, Inc.*	645	6,050
Corvus Pharmaceuticals, Inc.*	2,181	32,584
Crescent Biopharma, Inc.*	751	13,518
CRISPR Therapeutics AG (x)*	3,268	178,237
Cullinan Therapeutics, Inc.*	2,120	38,605
Cytokinetics, Inc.*	4,630	394,430
CytomX Therapeutics, Inc.*	6,253	23,449
Damora Therapeutics, Inc.*	1,869	48,613
Denali Therapeutics, Inc.*	5,156	132,612
Design Therapeutics, Inc.*	983	14,224
DiaMedica Therapeutics, Inc. (x)*	1,223	8,610
Dianthus Therapeutics, Inc.*	1,658	161,622
Disc Medicine, Inc.*	993	72,628
Dyne Therapeutics, Inc.*	4,782	106,208
Editas Medicine, Inc.*	3,056	9,901
Eikon Therapeutics, Inc.*	755	9,853
Eledon Pharmaceuticals, Inc.*	2,044	8,053
Elicio Therapeutics, Inc.*	1,328	5,192
Emergent BioSolutions, Inc.*	1,890	15,838
Enanta Pharmaceuticals, Inc.*	881	12,845
Entrada Therapeutics, Inc.*	941	6,926
Erasca, Inc.*	6,939	127,122
Evommune, Inc. (x)*	543	7,216
Fennec Pharmaceuticals, Inc.*	798	8,579
First Tracks Biotherapeutics, Inc.*	875	17,605
Foghorn Therapeutics, Inc.*	1,017	4,963
Forte Biosciences, Inc.*	661	14,046
Galectin Therapeutics, Inc.*	1,749	8,115
Generate Biomedicines, Inc.*	812	13,698
Genus plc	4,076	116,239
Geron Corp.*	20,887	26,735
GRAIL, Inc.*	1,448	98,855
Greenwich Lifesciences, Inc.*	125	2,933
Gyre Therapeutics, Inc. (x)*	289	1,905
Heron Therapeutics, Inc.*	4,710	2,010
Hyperliquid Strategies, Inc.*	4,425	34,825
Ideaya Biosciences, Inc.*	2,944	109,723
Immix Biopharma, Inc. (x)*	1,435	14,795
Immuneering Corp., Class A (x)*	1,878	9,371
ImmunityBio, Inc. (x)*	13,525	118,411
Immunome, Inc. (x)*	3,695	78,297
Immunovant, Inc.*	2,989	115,166
Inhibikase Therapeutics, Inc. (x)*	2,749	5,580
Inhibrx Biosciences, Inc.*	359	34,015
Intellia Therapeutics, Inc. (x)*	4,736	80,133

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Invivyd, Inc.*	7,362	$6,423
Iovance Biotherapeutics, Inc. (x)*	13,942	57,999
Ironwood Pharmaceuticals, Inc., Class A*	5,617	23,648
Jade Biosciences, Inc.*	20,289	450,822
Janux Therapeutics, Inc.*	1,418	21,780
Kailera Therapeutics, Inc.*	1,612	35,512
Karyopharm Therapeutics, Inc.*	676	6,605
Keros Therapeutics, Inc.*	449	4,804
Kiniksa Pharmaceuticals International plc, Class A*	1,486	95,030
Kodiak Sciences, Inc.*	1,380	53,765
Korro Bio, Inc. (x)*	258	3,400
Krystal Biotech, Inc.*	915	340,078
Kura Oncology, Inc.*	2,838	31,133
Kymera Therapeutics, Inc.*	2,194	251,586
Kyverna Therapeutics, Inc.*	1,470	13,098
Larimar Therapeutics, Inc.*	1,858	5,667
Lexeo Therapeutics, Inc.*	2,061	9,594
Lineage Cell Therapeutics, Inc.*	6,357	8,328
Lyell Immunopharma, Inc.*	432	6,070
MacroGenics, Inc.*	2,179	10,067
MannKind Corp.*	10,091	42,988
MapLight Therapeutics, Inc.*	360	12,902
MeiraGTx Holdings plc*	2,073	28,006
MiMedx Group, Inc.*	4,252	16,370
Mineralys Therapeutics, Inc.*	2,014	54,338
Minerva Neurosciences, Inc.*	1,255	6,965
Mirum Pharmaceuticals, Inc. (x)*	1,661	194,453
Monopar Therapeutics, Inc. (x)*	142	13,148
Monte Rosa Therapeutics, Inc.*	2,595	62,799
Myriad Genetics, Inc.*	3,309	18,894
Neurogene, Inc.*	445	13,995
Nkarta, Inc.*	2,241	6,342
Novavax, Inc. (x)*	5,356	50,454
Nurix Therapeutics, Inc.*	3,345	81,150
Nuvalent, Inc., Class A*	1,883	232,551
Nuvectis Pharma, Inc. (x)*	572	10,519
Ocugen, Inc. (x)*	11,891	18,193
Olema Pharmaceuticals, Inc.*	2,791	34,915
OnKure Therapeutics, Inc., Class A*	1,173	5,349
Opus Genetics, Inc.*	1,850	7,604
Organogenesis Holdings, Inc., Class A*	2,386	5,798
ORIC Pharmaceuticals, Inc.*	2,623	28,407
Oruka Therapeutics, Inc. (x)*	1,765	167,975
Ovid therapeutics, Inc.*	5,333	14,346
Palisade Bio, Inc.*	5,164	10,793
Palvella Therapeutics, Inc.*	384	58,683
Perspective Therapeutics, Inc.*	3,626	12,365
Praxis Precision Medicines, Inc.*	880	294,615
Precigen, Inc.*	6,220	35,454
Precision BioSciences, Inc.*	671	5,274
Prelude Therapeutics, Inc.*	1,246	6,641
Prime Medicine, Inc. (x)*	2,689	9,922
ProKidney Corp., Class A*	3,032	6,185
Protagonist Therapeutics, Inc.*	2,155	264,160
Protalix BioTherapeutics, Inc.*	2,983	6,950
Protara Therapeutics, Inc.*	1,714	6,547
Prothena Corp. plc*	1,412	13,823
PTC Therapeutics, Inc.*	2,900	236,553
Puma Biotechnology, Inc.*	1,347	10,924
Recursion Pharmaceuticals, Inc., Class A (x)*	17,956	65,899
REGENXBIO, Inc.*	1,607	19,252
Relay Therapeutics, Inc.*	5,662	105,936
Replimune Group, Inc.*	2,906	32,169
Rezolute, Inc.*	2,384	12,397
Rhythm Pharmaceuticals, Inc.*	1,932	214,510
Rigel Pharmaceuticals, Inc.*	605	23,668
Rocket Pharmaceuticals, Inc.*	2,723	9,313
SAB Biotherapeutics, Inc.*	1,511	5,893
Sagimet Biosciences, Inc., Class A*	2,060	15,924
Sana Biotechnology, Inc.*	6,821	23,805
Sarepta Therapeutics, Inc.*	3,655	65,680
Savara, Inc.*	5,736	35,334
Scholar Rock Holding Corp.*	3,915	215,325
SELLAS Life Sciences Group, Inc. (x)*	6,606	97,505
Shattuck Labs, Inc.*	2,139	14,845
Sionna Therapeutics, Inc. (x)*	687	30,221
Solid Biosciences, Inc.*	2,759	27,562
Spruce Biosciences, Inc. (x)*	105	5,670
Spyre Therapeutics, Inc.*	2,608	231,538
Stoke Therapeutics, Inc.*	1,930	63,150
Surrozen, Inc.*	237	6,150
Sutro Biopharma, Inc.*	503	16,700
Syndax Pharmaceuticals, Inc.*	3,112	68,028
Tango Therapeutics, Inc.*	4,900	153,174
Taysha Gene Therapies, Inc.*	8,423	57,361
Tectonic Therapeutic, Inc. (x)*	386	13,269
Tenax Therapeutics, Inc.*	880	12,804
TG Therapeutics, Inc.*	5,097	280,029
Tonix Pharmaceuticals Holding Corp. (x)*	726	9,264
Travere Therapeutics, Inc.*	3,130	177,815
TriSalus Life Sciences, Inc. (x)*	2,227	10,133
Twist Bioscience Corp.*	2,176	223,867
Tyra Biosciences, Inc.*	1,290	41,203
Ultragenyx Pharmaceutical, Inc.*	3,383	112,958
Unicycive Therapeutics, Inc.*	854	4,005
Upstream Bio, Inc.*	1,065	7,370
UroGen Pharma Ltd.*	1,488	54,758
Vanda Pharmaceuticals, Inc.*	1,879	11,499
Vaxcyte, Inc.*	4,609	267,921
Vera Therapeutics, Inc., Class A*	2,241	96,161
Veracyte, Inc.*	2,841	166,852
Verastem, Inc.*	3,192	12,193
Vericel Corp.*	1,812	80,616
Vir Biotechnology, Inc.*	4,312	43,939
Viridian Therapeutics, Inc.*	3,165	58,141
Vor BioPharma, Inc. (x)*	1,359	25,019
Voyager Therapeutics, Inc.*	2,054	7,189
Whitehawk Therapeutics, Inc.*	1,249	5,720
X4 Pharmaceuticals, Inc.*	2,817	13,155
Xencor, Inc.*	2,305	37,111
Xenon Pharmaceuticals, Inc.*	3,438	207,518
XOMA Royalty Corp.*	322	13,685
Z Squared, Inc. (x)*	1,537	16,261
Zenas Biopharma, Inc. (x)*	1,112	28,223
Zentalis Pharmaceuticals, Inc.*	1,750	8,488
Zura Bio Ltd., Class A*	2,059	12,148
Zymeworks, Inc.*	1,602	41,876

		12,502,949

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (1.9%)
Accuray, Inc.*	519	$134
Acme United Corp.	114	5,440
Alphatec Holdings, Inc.*	4,591	39,712
AngioDynamics, Inc.*	1,364	17,746
Anteris Technologies Global Corp.*	2,962	29,176
Artivion, Inc.*	1,682	37,795
AtriCure, Inc.*	1,787	50,000
Avanos Medical, Inc.*	1,648	41,002
Axogen, Inc.*	1,837	84,851
Beta Bionics, Inc.*	1,307	20,481
Bioventus, Inc., Class A (x)*	1,590	15,010
Butterfly Network, Inc., Class A*	7,501	63,158
CapsoVision, Inc. (x)*	1,179	8,937
Carlsmed, Inc. (x)*	336	3,488
Ceribell, Inc.*	886	17,233
Cerus Corp.*	6,833	19,952
ClearPoint Neuro, Inc. (x)*	918	16,377
CONMED Corp.	1,151	37,672
CVRx, Inc.*	489	2,513
Delcath Systems, Inc.*	1,073	13,509
Dentsply Sirona, Inc.	7,166	76,031
Electromed, Inc.*	236	9,983
Embecta Corp.	2,082	6,787
Enovis Corp.*	2,080	43,056
Envista Holdings Corp.*	84,578	2,228,630
Establishment Labs Holdings, Inc.*	943	80,919
Glaukos Corp.*	2,017	281,896
Haemonetics Corp.*	1,649	123,675
Hyperfine, Inc., Class A*	3,713	5,013
ICU Medical, Inc.*	860	126,076
Inogen, Inc.*	950	6,128
Inspire Medical Systems, Inc.*	1,015	45,279
Integer Holdings Corp.*	1,198	111,953
Integra LifeSciences Holdings Corp.*	2,387	42,871
iRadimed Corp.	261	24,941
IRhythm Holdings, Inc.*	1,154	137,268
Kestra Medical Technologies Ltd. (x)*	875	22,260
KORU Medical Systems, Inc.*	1,413	5,935
Lantheus Holdings, Inc.*	2,284	253,387
LeMaitre Vascular, Inc.	760	72,930
LENSAR, Inc. (x)*	16	91
LivaNova plc*	1,963	161,417
Lucid Diagnostics, Inc. (x)*	3,835	4,103
Merit Medical Systems, Inc.*	2,082	144,366
MiniMed Group, Inc.*	991	14,815
Neogen Corp.*	7,762	69,780
NeuroPace, Inc.*	1,033	16,414
Novocure Ltd.*	3,734	56,570
Omnicell, Inc.*	1,596	66,266
OraSure Technologies, Inc.*	2,772	12,363
Orchestra BioMed Holdings, Inc.*	1,351	5,830
Orthofix Medical, Inc.*	1,356	12,394
OrthoPediatrics Corp.*	689	13,181
Procept Biorobotics Corp.*	2,001	45,183
Pro-Dex, Inc.*	108	6,323
Pulse Biosciences, Inc. (x)*	706	19,577
QuidelOrtho Corp.*	2,255	39,496
RxSight, Inc.*	1,273	6,136
Sanara Medtech, Inc.*	167	3,940
Senseonics Holdings, Inc.*	1,329	7,549
Shoulder Innovations, Inc.*	323	6,550
SI-BONE, Inc.*	1,372	22,391
Sight Sciences, Inc.*	1,454	7,881
STAAR Surgical Co.*	1,259	36,121
Stereotaxis, Inc.*	853	1,467
Strive, Inc., Class A (x)*	2,241	24,449
Tactile Systems Technology, Inc.*	770	22,931
Tandem Diabetes Care, Inc.*	2,537	38,283
TransMedics Group, Inc.*	1,199	79,638
UFP Technologies, Inc.*	265	70,259
Utah Medical Products, Inc.	120	8,278
Varex Imaging Corp.*	1,632	17,022

		5,270,268

Health Care Providers & Services (1.2%)
Acadia Healthcare Co., Inc.*	3,261	96,297
Accendra Health, Inc.*	2,909	9,949
AdaptHealth Corp., Class A*	3,727	38,835
Addus HomeCare Corp.*	653	65,607
agilon health, Inc.*	456	48,874
AirSculpt Technologies, Inc.*	535	2,408
Alignment Healthcare, Inc.*	6,389	152,122
AMN Healthcare Services, Inc.*	1,379	44,638
Ardent Health, Inc.*	851	8,374
Astrana Health, Inc.*	1,597	74,117
Aveanna Healthcare Holdings, Inc.*	2,727	23,370
BrightSpring Health Services, Inc.*	5,713	398,425
Brookdale Senior Living, Inc.*	8,381	134,850
Castle Biosciences, Inc.*	1,002	23,898
Clover Health Investments Corp., Class A*	14,925	78,207
Community Health Systems, Inc.*	3,886	12,979
Concentra Group Holdings Parent, Inc.	4,109	122,243
CorVel Corp.*	1,034	64,646
Cross Country Healthcare, Inc.*	1,172	15,482
Fulgent Genetics, Inc.*	738	15,144
GeneDx Holdings Corp., Class A*	733	50,320
Guardian Pharmacy Services, Inc., Class A*	669	28,011
HealthEquity, Inc.*	2,973	268,521
Hims & Hers Health, Inc. (x)*	7,564	262,244
Hinge Health, Inc., Class A*	1,462	121,346
InfuSystem Holdings, Inc.*	640	6,176
Innovage Holding Corp.*	1,003	11,886
LifeStance Health Group, Inc.*	6,704	71,800
Lumexa Imaging Holdings, Inc. (x)*	727	8,201
National HealthCare Corp.	453	95,746
NeoGenomics, Inc.*	4,608	67,231
NRC Health	330	7,118
Nutex Health, Inc. (x)*	173	29,564
Omada Health, Inc.*	1,318	28,930
Oncology Institute, Inc. (The)*	3,108	16,876
OPKO Health, Inc.*	14,645	21,967
Option Care Health, Inc.*	5,598	117,390
PACS Group, Inc.*	1,630	69,503
Pediatrix Medical Group, Inc.*	2,929	74,192
Pennant Group, Inc. (The)*	1,183	43,712
Privia Health Group, Inc.*	4,238	109,044
Progyny, Inc.*	2,515	72,507
RadNet, Inc.*	2,497	153,990
SBC Medical Group Holdings, Inc.*	1,778	5,476

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Select Medical Holdings Corp.	3,534	$58,346
Sonida Senior Living, Inc. (x)*	987	40,270
Strata Critical Medical, Inc.*	2,500	13,175
Surgery Partners, Inc. (x)*	2,835	47,628
Talkspace, Inc.*	5,337	27,752
US Physical Therapy, Inc.	572	39,285
Viemed Healthcare, Inc.*	1,017	11,594

		3,410,266

Health Care Technology (0.1%)
Certara, Inc.*	4,081	26,731
Claritev Corp.*	271	9,244
Evolent Health, Inc., Class A*	4,279	23,192
HealthStream, Inc.	884	24,089
HeartFlow, Inc.*	2,806	82,328
LifeMD, Inc.*	1,411	5,827
Phreesia, Inc.*	2,027	20,858
Schrodinger, Inc.*	2,032	33,020
Simulations Plus, Inc.*	616	11,279
Teladoc Health, Inc.*	6,365	53,975
TruBridge, Inc.*	343	8,990
Waystar Holding Corp.*	3,944	80,970

		380,503

Life Sciences Tools & Services (1.6%)
10X Genomics, Inc., Class A*	4,124	158,114
Adaptive Biotechnologies Corp.*	5,400	115,830
Alamar Biosciences, Inc.*	436	11,811
Alpha Teknova, Inc. (x)*	1,116	6,339
Azenta, Inc.*	1,565	39,939
BioLife Solutions, Inc.*	1,506	42,529
Bruker Corp.	62,221	3,744,460
Codexis, Inc.*	2,907	6,570
CryoPort, Inc.*	1,749	27,459
Cytek Biosciences, Inc.*	3,911	17,326
Fortrea Holdings, Inc.*	3,390	58,986
Ginkgo Bioworks Holdings, Inc., Class A*	1,384	13,715
Lifecore Biomedical, Inc.*	1,093	5,738
Maravai LifeSciences Holdings, Inc., Class A*	4,071	25,403
Mesa Laboratories, Inc.	203	20,209
Nautilus Biotechnology, Inc.*	2,342	4,380
OmniAb, Inc.*	3,388	8,334
Pacific Biosciences of California, Inc.*	10,163	17,074
Personalis, Inc.*	2,357	31,584
Quanterix Corp.*	1,465	6,329

		4,362,129

Pharmaceuticals (1.6%)
Aclaris Therapeutics, Inc.*	4,229	22,371
Alto Neuroscience, Inc.*	913	24,094
Alumis, Inc.*	2,756	77,554
Amneal Pharmaceuticals, Inc.*	5,975	103,427
Amphastar Pharmaceuticals, Inc.*	1,126	22,723
Amylyx Pharmaceuticals, Inc.*	3,300	59,268
AN2 Therapeutics, Inc.*	1,096	5,305
ANI Pharmaceuticals, Inc.*	720	59,602
Aquestive Therapeutics, Inc. (x)*	4,231	17,601
Arvinas, Inc.*	2,287	19,005
AtaiBeckley, Inc.*	11,218	59,119
Atea Pharmaceuticals, Inc.*	2,282	10,611
Avalyn Pharma, Inc.*	453	14,913
BioAge Labs, Inc.*	1,229	30,123
Collegium Pharmaceutical, Inc.*	1,062	38,444
Context Therapeutics, Inc.*	8,375	4,639
Contineum Therapeutics, Inc., Class A*	938	15,374
CorMedix, Inc. (x)*	2,595	20,371
Crinetics Pharmaceuticals, Inc.*	3,636	136,059
Definium Therapeutics, Inc.*	4,562	214,596
Edgewise Therapeutics, Inc.*	2,508	101,900
Enliven Therapeutics, Inc.*	1,502	76,226
Esperion Therapeutics, Inc.*	9,488	29,982
Eton Pharmaceuticals, Inc.*	918	33,232
Evolus, Inc.*	2,258	15,671
EyePoint, Inc.*	2,523	36,079
Fulcrum Therapeutics, Inc.*	1,591	5,823
Harmony Biosciences Holdings, Inc.*	1,591	57,928
Harrow, Inc.*	1,166	49,520
Indivior Pharmaceuticals, Inc.*	31,661	1,299,051
Innoviva, Inc.*	2,663	60,477
LB Pharmaceuticals, Inc.*	800	25,964
LENZ Therapeutics, Inc. (x)*	518	2,942
Lexicon Pharmaceuticals, Inc.*	8,672	20,813
Ligand Pharmaceuticals, Inc.*	702	221,895
Liquidia Corp.*	2,469	196,853
Maze Therapeutics, Inc.*	1,237	36,912
MBX Biosciences, Inc.*	1,088	60,058
MediWound Ltd. (x)*	306	4,498
Nektar Therapeutics*	1,208	84,330
Neumora Therapeutics, Inc.*	3,551	6,037
Nuvation Bio, Inc.*	8,901	50,558
Ocular Therapeutix, Inc.*	7,210	70,802
Omeros Corp. (x)*	2,663	25,325
Oramed Pharmaceuticals, Inc.	1,309	6,296
Pacira BioSciences, Inc.*	1,490	37,801
Perrigo Co. plc	4,975	51,690
Phathom Pharmaceuticals, Inc.*	1,915	20,778
Phibro Animal Health Corp., Class A	692	21,729
Prestige Consumer Healthcare, Inc.*	1,694	80,075
Rapport Therapeutics, Inc.*	1,080	45,004
Relmada Therapeutics, Inc.*	3,303	22,857
Septerna, Inc.*	774	25,921
SIGA Technologies, Inc.	1,247	4,539
SpyGlass Pharma, Inc.*	362	8,058
Supernus Pharmaceuticals, Inc.*	1,974	91,811
Tarsus Pharmaceuticals, Inc.*	1,468	92,396
Theravance Biopharma, Inc.*	1,240	21,080
Third Harmonic Bio, Inc. (r)*	857	—
Trevi Therapeutics, Inc.*	3,756	70,049
VeraDermics, Inc.*	725	89,132
WaVe Life Sciences Ltd.*	4,452	25,866
Xeris Biopharma Holdings, Inc.*	5,978	47,346
Zevra Therapeutics, Inc.*	1,856	26,615

		4,317,118

Total Health Care		30,243,233

Industrials (16.4%)
Aerospace & Defense (2.4%)
AAR Corp.*	1,399	199,959
AerSale Corp.*	1,291	8,159
Aevex Corp., Class A*	626	13,077

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
AIRO Group Holdings, Inc. (x)*	692	$5,114
Archer Aviation, Inc., Class A*	23,607	111,661
Astronics Corp.*	1,120	91,011
Astronics Corp., Class B*	201	15,276
Babcock International Group plc	91,746	1,158,740
Beta Technologies, Inc., Class A*	1,344	22,512
Cadre Holdings, Inc.	1,150	32,787
Ducommun, Inc.*	488	90,382
Eve Holding, Inc.*	3,132	7,861
Firefly Aerospace, Inc.*	2,794	82,144
Innovative Solutions and Support, Inc.*	511	9,198
Intuitive Machines, Inc. (x)*	4,481	95,849
Melrose Industries plc	307,183	1,937,054
Mercury Systems, Inc.*	1,973	241,357
Moog, Inc., Class A	1,003	425,112
National Presto Industries, Inc.	186	23,248
Park Aerospace Corp.	557	21,255
QinetiQ Group plc	268,301	1,503,840
Red Cat Holdings, Inc. (x)*	3,988	42,472
Redwire Corp.*	6,861	83,910
Satellogic, Inc., Class A*	3,396	19,425
Sidus Space, Inc., Class A*	2,866	8,053
Starfighters Space, Inc. (x)*	1,205	6,411
Swarmer, Inc.*	132	5,849
TAT Technologies Ltd. (x)*	414	19,967
V2X, Inc.*	1,030	76,797
Virgin Galactic Holdings, Inc. (x)*	3,332	9,629
Voyager Technologies, Inc., Class A*	1,820	58,695
VSE Corp.	991	226,444
York Space Systems, Inc. (x)*	719	17,702

		6,670,950

Air Freight & Logistics (0.0%)†
Forward Air Corp.*	716	9,673
Hub Group, Inc., Class A	2,125	93,054
Radiant Logistics, Inc.*	1,489	14,086

		116,813

Building Products (1.7%)
Apogee Enterprises, Inc.	698	31,927
AZZ, Inc.	1,046	162,182
CSW Industrials, Inc.	568	158,074
Fortune Brands Innovations, Inc.	20,483	1,124,517
Gibraltar Industries, Inc.*	1,015	45,776
Griffon Corp.	1,356	132,251
Insteel Industries, Inc.	731	22,076
Janus International Group, Inc.*	5,050	28,028
Masterbrand, Inc.*	66,449	683,760
Quanex Building Products Corp.	1,694	31,542
Resideo Technologies, Inc.*	23,425	728,518
Tecnoglass, Inc.	880	41,193
UFP Industries, Inc.	13,916	1,262,738
Zurn Elkay Water Solutions Corp.	5,282	266,899

		4,719,481

Commercial Services & Supplies (1.5%)
ABM Industries, Inc.	2,107	93,214
ACCO Brands Corp.	3,786	15,750
ACV Auctions, Inc., Class A*	6,257	44,988
Brady Corp., Class A	8,503	778,620
BrightView Holdings, Inc.*	2,629	37,253
Brink’s Co. (The)	1,463	138,239
Casella Waste Systems, Inc., Class A*	2,234	216,631
Cimpress plc*	596	60,613
Civeo Corp.*	367	12,845
CompX International, Inc.	68	1,693
CoreCivic, Inc.*	3,454	104,932
Deluxe Corp.	1,450	34,626
Ennis, Inc.	866	18,402
Enviri Corp.*	854	18,745
GEO Group, Inc. (The)*	4,413	130,404
Healthcare Services Group, Inc.*	2,448	60,123
HNI Corp.	2,546	102,884
Interface, Inc., Class A	2,044	73,257
Liquidity Services, Inc.*	824	32,235
Millerknoll, Inc.	2,439	49,902
MSA Safety, Inc.	9,325	1,627,958
NLI Holdings, Inc.	460	2,737
Onterris, Inc.*	1,073	21,685
OPENLANE, Inc.*	3,732	153,908
Perma-Fix Environmental Services, Inc.*	555	7,931
Pitney Bowes, Inc.	4,763	83,448
Quad/Graphics, Inc.	1,010	8,514
UniFirst Corp.	518	136,990
Vestis Corp.*	3,278	47,597
Virco Mfg. Corp.	34	209

		4,116,333

Construction & Engineering (2.2%)
Ameresco, Inc., Class A*	1,104	30,470
Arcosa, Inc.	1,730	251,352
Argan, Inc.	481	384,103
Bowman Consulting Group Ltd., Class A*	458	13,374
Cardinal Infrastructure Group, Inc., Class A (x)*	601	56,614
Centuri Holdings, Inc.*	3,108	93,986
Concrete Pumping Holdings, Inc.*	789	9,507
Construction Partners, Inc., Class A*	1,691	200,840
Fluor Corp.*	5,036	263,836
Granite Construction, Inc.	1,560	246,605
INNOVATE Corp.*	301	5,620
Legence Corp., Class A*	2,055	175,148
Limbach Holdings, Inc.*	390	30,030
Matrix Service Co.*	867	11,878
MYR Group, Inc.*	548	274,219
NWPX Infrastructure, Inc.*	336	50,380
Orion Group Holdings, Inc.*	1,299	21,849
Southland Holdings, Inc. (x)*	5	3
Tutor Perini Corp.	1,609	133,499
Valmont Industries, Inc.	4,199	2,425,342
WillScot Holdings Corp.	52,187	1,506,117

		6,184,772

Electrical Equipment (3.0%)
Allient, Inc.	520	53,524
American Superconductor Corp.*	1,651	68,533
Amprius Technologies, Inc.*	4,812	66,694
Array Technologies, Inc.*	5,092	37,732
Atkore, Inc.	1,205	91,628
Babcock & Wilcox Enterprises, Inc.*	4,692	66,157
ChargePoint Holdings, Inc. (x)*	821	4,852
Energous Corp. (x)*	173	4,161

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Energy Vault Holdings, Inc. (x)*	4,821	$22,707
EnerSys	7,443	1,740,322
Enovix Corp. (x)*	6,933	42,083
Eos Energy Enterprises, Inc. (x)*	12,048	70,842
Espey Mfg. & Electronics Corp.	83	5,590
Fluence Energy, Inc., Class A*	3,077	61,171
FuelCell Energy, Inc.*	1,899	68,383
GrafTech International Ltd.*	777	4,592
Hyliion Holdings Corp.*	4,453	23,200
LSI Industries, Inc.	1,167	31,019
NANO Nuclear Energy, Inc. (x)*	1,570	33,190
Net Power, Inc. (x)*	896	1,496
NuScale Power Corp., Class A*	11,409	114,432
Plug Power, Inc. (x)*	47,944	129,928
Power Solutions International, Inc.*	313	12,173
Preformed Line Products Co.	91	37,361
Regal Rexnord Corp.	6,163	1,467,965
Rosebank Industries plc*	677,015	2,973,687
Sensata Technologies Holding plc	21,353	1,019,392
SES AI Corp., Class A (x)*	8,709	8,363
Shoals Technologies Group, Inc., Class A*	5,773	57,153
Sunrun, Inc.*	8,195	109,649
Tigo Energy, Inc.*	2,091	4,872

		8,432,851

Ground Transportation (0.2%)
ArcBest Corp.	789	113,253
Covenant Logistics Group, Inc., Class A	588	25,978
FTAI Infrastructure, Inc. (x)	3,446	15,989
Heartland Express, Inc.	1,284	19,543
Hertz Global Holdings, Inc. (x)*	4,494	10,179
Marten Transport Ltd.	2,047	35,515
PAMT Corp.*	268	3,755
Proficient Auto Logistics, Inc.*	686	4,672
RXO, Inc.*	5,877	162,146
Universal Logistics Holdings, Inc.	234	3,463
Werner Enterprises, Inc.	2,129	92,846

		487,339

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	2,445	72,983

Machinery (4.1%)
3D Systems Corp.*	4,892	14,774
Aebi Schmidt Holding AG	1,463	18,361
AirJoule Technologies Corp.*	1,001	5,546
Alamo Group, Inc.	373	61,355
Albany International Corp., Class A	1,039	77,405
Alliance Laundry Holdings, Inc.*	1,572	41,689
Astec Industries, Inc.	832	50,910
Atmus Filtration Technologies, Inc.	2,969	151,389
Blue Bird Corp.*	1,116	88,119
CECO Environmental Corp.*	1,846	167,506
Columbus McKinnon Corp.	1,017	15,387
Commercial Vehicle Group, Inc.*	1,231	5,687
Douglas Dynamics, Inc.	829	44,725
Elmet Group Co. (The)*	324	6,396
Energy Recovery, Inc.*	1,672	15,081
Enerpac Tool Group Corp., Class A	1,879	67,381
Enpro, Inc.	752	283,451
ESCO Technologies, Inc.	928	324,837
Federal Signal Corp.	2,134	274,198
Franklin Electric Co., Inc.	1,343	143,956
FreightCar America, Inc.*	589	5,737
Gates Industrial Corp. plc*	85,097	2,380,163
Gencor Industries, Inc.*	464	6,923
Gorman-Rupp Co. (The)	734	67,337
Graham Corp.*	359	44,441
Greenbrier Cos., Inc. (The)	1,104	54,107
Helios Technologies, Inc.	1,168	104,244
Hillman Solutions Corp.*	7,009	59,156
Hyster-Yale, Inc.	442	15,497
JBT Marel Corp.	1,859	269,555
Kadant, Inc.	421	132,291
Kennametal, Inc.	2,725	95,511
L B Foster Co., Class A*	384	17,345
Lindsay Corp.	375	46,425
Luxfer Holdings plc	940	16,958
Manitowoc Co., Inc. (The)*	1,417	19,682
Mayville Engineering Co., Inc.*	486	18,206
Microvast Holdings, Inc. (x)*	7,120	8,330
Miller Industries, Inc.	463	23,682
Mueller Water Products, Inc., Class A	97,023	2,506,104
Omega Flex, Inc.	149	4,677
Oshkosh Corp.	17,515	2,688,202
Palladyne AI Corp. (x)*	913	5,551
Park-Ohio Holdings Corp.	369	14,188
Perma-Pipe International Holdings, Inc.*	246	6,699
Proto Labs, Inc.*	842	68,631
Richtech Robotics, Inc., Class B (x)*	7,714	16,277
Standex International Corp.	425	152,010
Taylor Devices, Inc.*	109	6,396
Tennant Co.	633	55,413
Terex Corp.	4,036	292,166
Titan International, Inc.*	1,699	13,099
Trinity Industries, Inc.	2,829	97,827
Twin Disc, Inc.	390	9,048
Velo3D, Inc. (x)*	578	10,144
Wabash National Corp.	1,520	20,520
Worthington Enterprises, Inc.	1,100	59,136

		11,269,831

Marine Transportation (0.1%)
Costamare Bulkers Holdings Ltd.*	325	5,707
Costamare, Inc.	1,699	23,820
Genco Shipping & Trading Ltd.	1,247	30,901
Himalaya Shipping Ltd.	848	11,329
Matson, Inc.	1,067	205,109
Pangaea Logistics Solutions Ltd.	996	6,474
Safe Bulkers, Inc.	2,180	13,756

		297,096

Passenger Airlines (0.2%)
Allegiant Travel Co.*	853	100,313
Frontier Group Holdings, Inc.*	2,321	18,359
JetBlue Airways Corp.*	11,891	68,135
Joby Aviation, Inc. (x)*	23,731	211,681
Republic Airways Holdings, Inc.*	487	10,232
SkyWest, Inc.*	1,404	139,459
Wheels Up Experience, Inc., Class A (x)*	781	7,006

		555,185

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (0.5%)
Asure Software, Inc.*	830	$6,590
Barrett Business Services, Inc.	861	30,583
BlackSky Technology, Inc., Class A*	1,168	32,611
CBIZ, Inc.*	1,626	52,162
Clarivate plc*	12,391	26,765
Concentrix Corp.	1,510	33,832
Conduent, Inc.*	6,873	10,035
CRA International, Inc.	235	33,441
Exponent, Inc.	1,723	101,243
Falcon’s Beyond Global, Inc., Class A (x)*	851	15,250
First Advantage Corp.*	2,840	51,262
Franklin Covey Co.*	446	10,940
HireQuest, Inc.	236	2,964
Huron Consulting Group, Inc.*	602	54,276
IBEX Holdings Ltd.*	343	10,417
ICF International, Inc.	642	46,776
Innodata, Inc.*	1,118	84,498
Insperity, Inc. (x)	1,320	54,529
Kelly Services, Inc., Class A	1,215	14,920
Kforce, Inc.	535	25,102
Korn Ferry	1,862	123,972
Legalzoom.com, Inc.*	3,963	24,293
ManpowerGroup, Inc.	1,653	55,822
Maximus, Inc.	1,936	104,079
Mistras Group, Inc.*	687	12,002
Public Policy Holding Co., Inc.	356	2,638
RCM Technologies, Inc.*	197	5,561
Resolute Holdings Management, Inc. (x)*	146	21,101
Skillsoft Corp.*	10	52
Spire Global, Inc. (x)*	945	17,577
TIC Solutions, Inc. (x)*	6,650	53,798
TriNet Group, Inc.	977	48,352
TrueBlue, Inc.*	1,267	8,831
Upwork, Inc.*	4,550	38,038
Verra Mobility Corp., Class A*	5,302	22,534
Willdan Group, Inc.*	528	41,765

		1,278,611

Trading Companies & Distributors (0.5%)
Alta Equipment Group, Inc.*	939	6,075
BlueLinx Holdings, Inc.*	244	15,099
Boise Cascade Co.	1,308	101,540
Custom Truck One Source, Inc.*	1,990	23,502
Distribution Solutions Group, Inc.*	278	7,603
DNOW, Inc.*	6,596	85,550
DXP Enterprises, Inc.*	456	76,946
EVI Industries, Inc.	209	3,089
GATX Corp.	1,254	222,196
Global Industrial Co.	539	18,035
Herc Holdings, Inc.	1,176	168,568
Hudson Technologies, Inc.*	1,218	6,991
Karat Packaging, Inc.	208	6,960
McGrath RentCorp	873	105,659
NPK International, Inc.*	2,973	47,300
Rush Enterprises, Inc., Class A	2,190	159,837
Rush Enterprises, Inc., Class B	317	24,251
Titan Machinery, Inc.*	794	16,769
Transcat, Inc.*	338	31,356
Willis Lease Finance Corp.	132	30,202
Xometry, Inc., Class A*	1,623	156,652

		1,314,180

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp. (x)*	929	9,141

Total Industrials		45,525,566

Information Technology (11.0%)
Communications Equipment (0.5%)
ADTRAN Holdings, Inc.*	2,690	37,391
Aviat Networks, Inc.*	434	9,635
BK Technologies Corp.*	97	8,340
Calix, Inc.*	2,081	77,663
Clearfield, Inc.*	366	14,563
Digi International, Inc.*	1,315	98,559
Extreme Networks, Inc.*	4,594	148,708
Harmonic, Inc.*	3,997	65,271
Inseego Corp. (x)*	554	5,723
KVH Industries, Inc.*	589	5,837
Lantronix, Inc.*	1,222	7,185
NETGEAR, Inc.*	818	19,100
NetScout Systems, Inc.*	2,533	110,312
Ondas, Inc. (x)*	17,095	140,863
Ribbon Communications, Inc.*	3,619	8,469
Viasat, Inc.*	4,451	399,744
Vistance Networks, Inc.	7,810	99,812

		1,257,175

Electronic Equipment, Instruments & Components (3.0%)
908 Devices, Inc.*	903	7,856
Aeva Technologies, Inc.*	977	28,059
Arlo Technologies, Inc.*	3,834	51,682
Badger Meter, Inc.	1,046	155,205
Bel Fuse, Inc., Class A	43	12,523
Bel Fuse, Inc., Class B	442	147,204
Belden, Inc.	1,383	165,836
Benchmark Electronics, Inc.	21,795	2,150,513
Climb Global Solutions, Inc.	504	11,698
Crane NXT Co.	1,769	90,502
CTS Corp.	1,004	65,451
Daktronics, Inc.*	1,327	25,956
ePlus, Inc.	946	78,736
Evolv Technologies Holdings, Inc.*	6,035	35,003
Forward Industries, Inc.*	2,201	9,288
Frequency Electronics, Inc.*	230	15,261
Insight Enterprises, Inc.*	1,015	123,627
Itron, Inc.*	1,573	136,112
Kimball Electronics, Inc.*	807	20,659
Knowles Corp.*	3,054	126,680
LightPath Technologies, Inc., Class A*	1,929	31,539
Lightwave Logic, Inc. (x)*	5,628	53,241
Methode Electronics, Inc.	1,199	22,745
Mirion Technologies, Inc., Class A*	8,499	152,387
M-Tron Industries, Inc.*	144	14,278
Napco Security Technologies, Inc.	1,223	46,450
nLight, Inc.*	1,953	135,968
Novanta, Inc.*	1,272	206,369
OSI Systems, Inc.*	563	123,128
Ouster, Inc.*	2,196	137,294
Oxford Instruments plc	41,267	1,669,307

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
PC Connection, Inc.	430	$31,386
Plexus Corp.*	950	285,636
Powerfleet, Inc.*	5,184	19,855
RF Industries Ltd.*	286	6,066
Richardson Electronics Ltd.	526	9,999
Rogers Corp.*	5,250	859,582
ScanSource, Inc.*	815	42,453
SmartRent, Inc., Class A*	5,496	6,540
Syntec Optics Holdings, Inc.*	490	6,101
Unusual Machines, Inc. (x)*	1,597	35,613
Vishay Intertechnology, Inc.	4,322	232,437
Vishay Precision Group, Inc.*	431	64,611
Vontier Corp.	26,804	777,316
Vuzix Corp. (x)*	2,210	6,409

		8,434,561

IT Services (0.2%)
Backblaze, Inc., Class A*	2,159	34,242
BigBear.ai Holdings, Inc. (x)*	17,187	63,076
Brand Engagement Network, Inc. (x)*	241	4,124
Commerce.com, Inc.*	2,000	5,920
Crexendo, Inc.*	790	5,901
CSP, Inc.	25	198
DXC Technology Co.*	6,233	55,162
Everforth, Inc.*	1,340	23,946
Fastly, Inc., Class A*	5,381	98,795
Globant SA*	1,541	44,597
Grid Dynamics Holdings, Inc.*	2,299	13,058
Hackett Group, Inc. (The)	930	10,016
Information Services Group, Inc.	815	3,350
Rackspace Technology, Inc.*	3,495	22,822
SharonAI Holdings, Inc. (x)*	150	12,699
TSS, Inc.*	1,086	13,358
Tucows, Inc., Class A*	109	1,468
Unisys Corp.*	2,335	8,546
Whitefiber, Inc. (x)*	339	13,170

		434,448

Semiconductors & Semiconductor Equipment (3.0%)
ACM Research, Inc., Class A*	1,889	239,695
Aehr Test Systems*	1,072	102,976
Aeluma, Inc. (x)*	326	7,198
Alpha & Omega Semiconductor Ltd.*	912	43,165
Ambarella, Inc.*	1,496	128,357
Ambiq Micro, Inc.*	651	57,483
Amtech Systems, Inc.*	404	9,324
Atomera, Inc. (x)*	1,688	14,702
Axcelis Technologies, Inc.*	1,099	208,206
AXT, Inc.*	2,187	157,639
Blaize Holdings, Inc. (x)*	2,142	2,956
Canadian Solar, Inc.*	1,726	27,651
CEVA, Inc.*	971	45,792
Cohu, Inc.*	5,313	392,684
Diodes, Inc.*	1,614	176,636
Everspin Technologies, Inc. (x)*	694	16,781
GSI Technology, Inc.*	1,147	8,866
Ichor Holdings Ltd.*	1,230	138,104
Impinj, Inc.*	1,025	146,811
indie Semiconductor, Inc., Class A (x)*	7,495	33,653
inTEST Corp.*	402	7,304
Kopin Corp.*	6,520	29,210
Kulicke & Soffa Industries, Inc.	1,818	243,176
MaxLinear, Inc., Class A*	3,035	388,571
Melexis NV	10,007	893,769
MKS, Inc.	469	208,611
Navitas Semiconductor Corp., Class A*	6,500	116,480
NVE Corp.	179	18,714
Onto Innovation, Inc.*	545	206,255
PDF Solutions, Inc.*	1,158	81,975
Penguin Solutions, Inc.*	1,768	134,386
Photronics, Inc.*	2,043	66,459
Power Integrations, Inc.	1,966	164,672
QuickLogic Corp.*	571	11,403
Rigetti Computing, Inc. (x)*	11,746	226,933
Silicon Laboratories, Inc.*	1,162	253,967
SkyWater Technology, Inc.*	1,308	45,545
Synaptics, Inc.*	11,965	1,486,412
T1 Energy, Inc. (x)*	6,511	61,724
Toyo Co. Ltd.*	422	2,933
Ultra Clean Holdings, Inc.*	1,576	224,722
Universal Display Corp. (x)	15,755	1,364,225
Veeco Instruments, Inc.*	2,108	159,786
Wolfspeed, Inc. (x)*	1,012	48,829

		8,404,740

Software (4.2%)
8x8, Inc.*	4,741	8,107
A10 Networks, Inc.	2,534	94,670
ACI Worldwide, Inc.*	102,345	5,146,930
Adeia, Inc.	3,915	128,921
Agilysys, Inc.*	923	96,454
Alarm.com Holdings, Inc.*	1,574	73,537
Alkami Technology, Inc. (x)*	2,239	40,571
Amplitude, Inc., Class A*	3,226	24,679
Appian Corp., Class A*	1,331	30,480
Arteris, Inc.*	1,258	61,126
Asana, Inc., Class A*	3,774	26,418
AudioEye, Inc.*	22	128
AvePoint, Inc.*	5,980	67,036
Bit Digital, Inc. (x)*	10,741	19,334
Bitdeer Technologies Group, Class A (x)*	4,558	72,336
Blackbaud, Inc.*	1,322	39,158
BlackLine, Inc.*	1,660	46,596
Blend Labs, Inc., Class A*	6,374	10,900
Box, Inc., Class A*	4,815	127,790
Braze, Inc., Class A*	3,361	72,900
C3.ai, Inc., Class A*	4,933	44,841
Cerence, Inc.*	1,727	19,550
Cipher Digital, Inc.*	11,898	291,501
Cleanspark, Inc.*	8,879	129,189
Clear Secure, Inc., Class A	3,343	186,305
Commvault Systems, Inc.*	1,568	222,233
Consensus Cloud Solutions, Inc.*	653	24,912
Core Scientific, Inc.*	11,004	281,592
CS Disco, Inc.*	1,040	3,931
Daily Journal Corp.*	48	28,857
Digimarc Corp. (x)*	578	4,751
Digital Turbine, Inc.*	4,050	52,245
Domo, Inc., Class B*	1,032	3,230
Duos Technologies Group, Inc.*	919	11,028
D-Wave Quantum, Inc. (x)*	12,942	310,479
eGain Corp.*	715	4,505
EverCommerce, Inc. (x)*	373	3,752

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Five9, Inc.*	2,803	$59,760
Freshworks, Inc., Class A*	7,582	76,730
Hut 8 Corp.*	3,621	418,026
I3 Verticals, Inc., Class A*	823	17,579
Intapp, Inc.*	1,915	48,277
Intellicheck, Inc.*	1,296	5,314
InterDigital, Inc.	915	259,064
JFrog Ltd.*	3,824	347,525
Kaltura, Inc.*	3,651	4,746
Keel Infrastructure Corp.*	20,699	118,812
Life360, Inc. (x)*	687	38,032
LiveRamp Holdings, Inc.*	2,198	82,733
MARA Holdings, Inc. (x)*	13,606	188,987
Mitek Systems, Inc.*	1,587	31,946
N-able, Inc.*	2,160	7,927
nCino, Inc.*	3,778	61,770
NCR Voyix Corp.*	4,777	39,028
NextNav, Inc.*	3,533	62,993
OneSpan, Inc.	1,350	19,373
Ooma, Inc.*	971	18,663
PagerDuty, Inc.*	3,090	29,819
PAR Technology Corp.*	1,300	22,646
Porch Group, Inc.*	3,417	51,392
Progress Software Corp.*	1,411	47,381
Q2 Holdings, Inc.*	2,236	107,552
Qualys, Inc.*	1,277	175,575
Rapid7, Inc.*	2,244	18,176
Red Violet, Inc.*	442	28,164
ReposiTrak, Inc.	296	2,664
Rimini Street, Inc.*	2,347	9,998
Riot Platforms, Inc.*	12,516	342,688
Roadzen, Inc.*	3,544	5,174
ServiceTitan, Inc., Class A*	2,153	152,239
Silvaco Group, Inc.*	361	4,978
Soluna Holdings, Inc.*	3,721	5,023
SoundHound AI, Inc., Class A (x)*	14,071	91,039
Sprinklr, Inc., Class A*	3,555	18,344
Sprout Social, Inc., Class A*	1,908	14,405
SPS Commerce, Inc.*	1,358	77,637
Telos Corp.*	1,654	7,608
Tenable Holdings, Inc.*	4,121	151,983
Teradata Corp.*	3,365	116,597
Thryv Holdings, Inc.*	1,291	5,087
Varonis Systems, Inc.*	4,011	168,302
Veritone, Inc. (x)*	3,844	5,266
Vertex, Inc., Class A*	2,349	26,967
Via Transportation, Inc., Class A (x)*	1,855	33,650
Viant Technology, Inc., Class A*	614	7,773
Weave Communications, Inc.*	2,064	12,363
Workiva, Inc., Class A*	1,826	88,579
Xperi, Inc.*	1,283	10,559
Yext, Inc.*	3,209	14,986
ZenaTech, Inc.*	3,713	5,570
Zeta Global Holdings Corp., Class A*	7,964	156,732

		11,735,173

Technology Hardware, Storage & Peripherals (0.1%)
Corsair Gaming, Inc.*	1,529	14,785
CPI Card Group, Inc.*	187	3,886
Diebold Nixdorf, Inc.*	805	68,441
Eastman Kodak Co.*	2,322	21,479
GPGI, Inc., Class A (x)	6,359	100,790
Immersion Corp. (x)	1,086	7,352
Infleqtion, Inc.*	4,125	54,945
One Stop Systems, Inc.*	798	14,508
Quantum Computing, Inc. (x)*	7,274	70,558
Turtle Beach Corp. (x)*	392	4,880
Xerox Holdings Corp. (x)	4,504	14,098

		375,722

Total Information Technology		30,641,819

Materials (7.7%)
Chemicals (4.0%)
AdvanSix, Inc.	903	17,952
Alto Ingredients, Inc.*	2,600	14,820
Ashland, Inc.	71,195	4,691,039
ASP Isotopes, Inc. (x)*	4,378	27,231
Aspen Aerogels, Inc.*	2,243	14,221
Avient Corp.	26,374	974,783
Balchem Corp.	1,148	193,955
Cabot Corp.	1,842	167,290
Chemours Co. (The)	5,391	110,623
Core Molding Technologies, Inc.*	341	8,048
Ecovyst, Inc.*	3,640	45,318
Element Solutions, Inc.	19,188	916,227
Elementis plc	1,342,387	2,740,209
Flotek Industries, Inc. (x)*	505	11,878
FMC Corp.	4,479	51,508
Hawkins, Inc.	690	98,049
HB Fuller Co.	1,964	114,482
Huntsman Corp.	5,953	63,221
Ingevity Corp.*	1,245	92,964
Innospec, Inc.	895	72,844
Intrepid Potash, Inc.*	386	12,653
Koppers Holdings, Inc.	640	28,736
Kronos Worldwide, Inc.	966	6,115
LSB Industries, Inc.*	2,103	22,733
Mativ Holdings, Inc.	1,784	13,505
Minerals Technologies, Inc.	1,109	82,033
Orion SA	1,805	11,967
Perimeter Solutions, Inc.*	5,321	189,694
PureCycle Technologies, Inc. (x)*	5,086	41,247
Quaker Chemical Corp.	490	77,846
Rayonier Advanced Materials, Inc.*	2,004	15,751
Sensient Technologies Corp.	1,511	186,291
Stepan Co.	781	43,517
Trinseo plc (r)	1,366	2
Tronox Holdings plc	3,842	24,205
Valhi, Inc.	115	1,687

		11,184,644

Construction Materials (0.1%)
Knife River Corp.*	2,032	169,977
Smith-Midland Corp.*	40	1,160
Titan America SA (x)	841	15,693
United States Lime & Minerals, Inc.	394	41,240

		228,070

Containers & Packaging (0.1%)
Ardagh Metal Packaging SA	5,399	25,591
Greif, Inc., Class A	886	65,998
Greif, Inc., Class B	152	14,218
Myers Industries, Inc.	1,336	47,174

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
O-I Glass, Inc.*	5,433	$52,320
Ranpak Holdings Corp., Class A*	1,818	13,290
TriMas Corp.	930	41,878

		260,469

Metals & Mining (2.8%)
Alpha Metallurgical Resources, Inc.*	370	61,028
American Battery Technology Co. (x)*	3,651	10,332
Ampco-Pittsburgh Corp.*	533	4,610
Caledonia Mining Corp. plc (x)	595	11,364
Century Aluminum Co.*	2,453	112,863
Commercial Metals Co.	40,823	2,561,643
Compass Minerals International, Inc.*	1,046	32,562
Constellium SE*	4,738	151,000
Contango Silver & Gold, Inc. (x)*	1,020	16,106
Critical Metals Corp. (x)*	2,566	26,301
Dakota Gold Corp.*	4,475	19,063
Eldorado Gold Corp.	28,899	899,420
Elemental Royalty Corp. (x)	1,196	20,882
ERO Copper Corp.*	24,879	665,513
Ferroglobe plc	4,859	15,452
Friedman Industries, Inc.	277	8,914
Gold Resource Corp.*	5,533	6,972
Hycroft Mining Holding Corp., Class A (x)*	1,902	44,507
Idaho Strategic Resources, Inc.*	470	15,392
Ivanhoe Electric, Inc.*	4,218	40,535
Kaiser Aluminum Corp.	578	113,074
Lifezone Metals Ltd. (x)*	1,876	7,279
Materion Corp.	733	217,987
McEwen, Inc. (x)*	1,805	32,725
Metallus, Inc.*	1,387	25,923
NioCorp Developments Ltd.*	4,973	23,970
Novagold Resources, Inc.*	12,186	72,750
Perpetua Resources Corp.*	3,102	64,398
Ramaco Resources, Inc., Class A*	1,354	17,913
Ramaco Resources, Inc., Class B*	581	4,968
Realloys, Inc. (x)*	1,979	28,597
Ryerson Holding Corp.	74,059	1,822,592
Silver Bow Mining Corp.*	755	5,104
SSR Mining, Inc.*	7,723	218,406
SunCoke Energy, Inc.	3,178	25,583
Tredegar Corp.*	1,082	8,613
United States Antimony Corp. (x)*	4,660	33,832
US Gold Corp. (x)*	422	6,469
USA Rare Earth, Inc.*	6,794	146,614
Vista Gold Corp.*	4,872	9,305
Vox Royalty Corp. (x)	1,593	7,535
Warrior Met Coal, Inc.	1,863	151,201
Worthington Steel, Inc.	1,186	39,826

		7,809,123

Paper & Forest Products (0.7%)
Clearwater Paper Corp.*	626	9,816
Louisiana-Pacific Corp.	23,302	1,832,935
Magnera Corp.*	1,170	13,748
Sylvamo Corp.	1,134	42,865

		1,899,364

Total Materials		21,381,670

Real Estate (3.7%)
Diversified REITs (0.2%)
AH Realty Trust, Inc. (REIT)	2,784	19,711
Alpine Income Property Trust, Inc. (REIT)	613	12,726
American Assets Trust, Inc. (REIT)	1,875	46,294
Broadstone Net Lease, Inc. (REIT)	6,946	143,574
CTO Realty Growth, Inc. (REIT)	1,295	27,856
Essential Properties Realty Trust, Inc. (REIT)	7,772	231,994
Gladstone Commercial Corp. (REIT)	1,530	18,819
Global Net Lease, Inc. (REIT)	6,660	59,540
Modiv Industrial, Inc. (REIT), Class C	320	5,568
NexPoint Diversified Real Estate Trust (REIT)	1,681	8,724

		574,806

Health Care REITs (0.3%)
CareTrust REIT, Inc. (REIT)	7,978	321,912
Chiron Real Estate, Inc. (REIT) (x)	427	16,021
Community Healthcare Trust, Inc. (REIT)	962	17,585
Diversified Healthcare Trust (REIT)	7,867	73,163
LTC Properties, Inc. (REIT)	1,789	68,787
National Health Investors, Inc. (REIT)	1,717	130,938
National Healthcare Properties, Inc. (REIT), Class A*	1,595	23,367
Sabra Health Care REIT, Inc. (REIT)	9,001	175,610
Sila Realty Trust, Inc. (REIT)	1,788	54,284
Strawberry Fields REIT, Inc. (REIT)	293	4,029
Universal Health Realty Income Trust (REIT)	462	20,263

		905,959

Hotel & Resort REITs (0.3%)
Apple Hospitality REIT, Inc. (REIT)	7,895	132,715
Braemar Hotels & Resorts, Inc. (REIT)	1,153	2,490
Chatham Lodging Trust (REIT)	1,459	19,303
DiamondRock Hospitality Co. (REIT)	6,856	83,506
Park Hotels & Resorts, Inc. (REIT) (x)	6,695	95,404
Pebblebrook Hotel Trust (REIT)	3,839	74,515
RLJ Lodging Trust (REIT)	4,652	55,126
Ryman Hospitality Properties, Inc. (REIT)	2,203	283,196
Service Properties Trust (REIT)	20,632	34,868
Summit Hotel Properties, Inc. (REIT) (x)	3,812	26,722
Sunstone Hotel Investors, Inc. (REIT)	6,552	75,020
Xenia Hotels & Resorts, Inc. (REIT)	3,342	68,043

		950,908

Industrial REITs (0.4%)
Industrial Logistics Properties Trust (REIT)	1,772	15,718
Innovative Industrial Properties, Inc. (REIT)	1,027	63,653
LXP Industrial Trust (REIT)	2,103	113,310
One Liberty Properties, Inc. (REIT)	547	13,358
STAG Industrial, Inc. (REIT)	14,936	568,464
Terreno Realty Corp. (REIT)	3,773	244,377

		1,018,880

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)

Office REITs (0.4%)
Brandywine Realty Trust (REIT)	5,194	$16,465
COPT Defense Properties (REIT)	4,131	150,327
Douglas Emmett, Inc. (REIT)	4,645	54,811
Easterly Government Properties, Inc. (REIT), Class A	1,633	40,711
Empire State Realty Trust, Inc. (REIT), Class A	4,908	26,552
Highwoods Properties, Inc. (REIT)	15,283	460,935
Hudson Pacific Properties, Inc. (REIT)*	2,074	31,504
JBG SMITH Properties (REIT)	1,882	27,609
NET Lease Office Properties (REIT)	583	6,489
Orion Properties, Inc. (REIT)	1,891	5,465
Piedmont Realty Trust, Inc. (REIT)*	4,275	39,116
Postal Realty Trust, Inc. (REIT), Class A	1,037	25,552
SL Green Realty Corp. (REIT) (x)	2,555	132,272

		1,017,808

Real Estate Management & Development (0.3%)
AGNT, Inc.	2,891	15,640
American Realty Investors, Inc.*	2	45
Compass, Inc., Class A*	25,217	310,926
Comstock Holding Cos., Inc., Class A*	362	5,788
Cushman & Wakefield Ltd.*	8,326	111,485
Douglas Elliman, Inc.*	2,600	4,602
Forestar Group, Inc.*	625	19,781
FRP Holdings, Inc.*	447	11,171
Marcus & Millichap, Inc.	825	25,715
Maui Land & Pineapple Co., Inc.*	332	5,903
Newmark Group, Inc., Class A	5,608	84,737
Opendoor Technologies, Inc. (x)*	33,024	152,571
RE/MAX Holdings, Inc., Class A*	778	7,671
Real Brokerage, Inc. (The)*	4,091	7,446
RMR Group, Inc. (The), Class A	636	13,057
Seaport Entertainment Group, Inc.*	240	6,384
St Joe Co. (The)	1,368	85,678
Tejon Ranch Co.*	772	14,436
Transcontinental Realty Investors, Inc.*	56	2,575

		885,611

Residential REITs (0.7%)
BRT Apartments Corp. (REIT)	500	7,685
Centerspace (REIT)	551	30,961
Independence Realty Trust, Inc. (REIT)	108,729	1,814,687
NexPoint Residential Trust, Inc. (REIT)	793	22,141
UMH Properties, Inc. (REIT)	2,959	44,799

		1,920,273

Retail REITs (0.9%)
Acadia Realty Trust (REIT)	4,858	101,581
Alexander’s, Inc. (REIT)	82	22,596
CBL & Associates Properties, Inc. (REIT)	709	37,641
Curbline Properties Corp. (REIT)	3,503	106,491
FrontView REIT, Inc. (REIT)	705	14,262
Getty Realty Corp. (REIT)	2,081	69,422
InvenTrust Properties Corp. (REIT)	2,326	82,340
Kite Realty Group Trust (REIT)	46,331	1,314,874
Macerich Co. (The) (REIT) (x)	9,740	245,351
NETSTREIT Corp. (REIT) (x)	3,520	74,378
Phillips Edison & Co., Inc. (REIT)	4,568	190,120
Saul Centers, Inc. (REIT)	488	18,246

SITE Centers Corp. (REIT)	1,752	6,956
Tanger, Inc. (REIT)	3,645	143,868
Urban Edge Properties (REIT)	4,605	105,362
Whitestone REIT (REIT)	1,701	32,251

		2,565,739

Specialized REITs (0.2%)
Farmland Partners, Inc. (REIT)	1,217	11,781
Four Corners Property Trust, Inc. (REIT)	4,052	99,477
Gladstone Land Corp. (REIT) (x)	1,596	13,614
Outfront Media, Inc. (REIT)	5,661	185,454
Safehold, Inc. (REIT)	1,836	28,825
Smartstop Self Storage REIT, Inc. (REIT)	1,978	64,285

		403,436

Total Real Estate		10,243,420

Utilities (2.3%)
Electric Utilities (0.7%)
Genie Energy Ltd., Class B	768	11,098
Hawaiian Electric Industries, Inc.*	5,832	78,907
IDACORP, Inc.	7,848	1,187,402
MGE Energy, Inc.	1,320	107,633
Otter Tail Corp.	1,375	123,722
Portland General Electric Co.	4,159	215,561
TXNM Energy, Inc.	3,642	206,793

		1,931,116

Gas Utilities (0.6%)
Brookfield Infrastructure Corp., Class A	4,429	170,516
Chesapeake Utilities Corp.	849	103,986
New Jersey Resources Corp.	3,601	201,800
Northwest Natural Holding Co.	1,514	74,277
ONE Gas, Inc.	2,256	173,870
RGC Resources, Inc.	352	8,413
Southwest Gas Holdings, Inc.	2,591	229,770
Spire, Inc.	9,427	736,154

		1,698,786

Independent Power and Renewable Electricity Producers (0.1%)
Hallador Energy Co.*	1,107	19,251
Montauk Renewables, Inc. (x)*	2,861	4,463
Ormat Technologies, Inc.	2,199	239,471

		263,185

Multi-Utilities (0.7%)
Avista Corp.	2,968	121,421
Black Hills Corp.	22,667	1,686,425
Northwestern Energy Group, Inc.	2,205	157,922
Unitil Corp.	657	34,617

		2,000,385

Water Utilities (0.2%)
American States Water Co.	1,392	115,021
Cadiz, Inc.*	1,784	7,457
California Water Service Group	2,134	103,819
Consolidated Water Co. Ltd.	458	13,511
Global Water Resources, Inc.	500	3,620
H2O America (x)	1,240	75,355

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)

Middlesex Water Co.	635	$35,662
Pure Cycle Corp.*	795	8,514
York Water Co. (The)	621	19,034

		381,993

Total Utilities		6,275,465

Total Common Stocks (89.4%) (Cost $176,424,610)		248,278,358

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	1,038	—
Akero Therapeutics, Inc., CVR *	2,412	1,206
Chinook Therapeutics, Inc., CVR *	2,552	511
Icosavax, Inc., CVR *	1,211	363
Sanofi Aatd, Inc., CVR (r)*	1,372	666

		2,746

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27 (r)*	530	—

Total Rights (0.0%)† (Cost $2,124)		2,746

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (9.3%)
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	1,700,000	1,700,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	6,454,879	6,454,879
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	17,435,366	17,435,366

RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	200,000	200,000

Total Investment Companies		25,790,245

Total Short-Term Investments (9.3%) (Cost $25,792,898)		25,790,245

Total Investments in Securities (98.7%) (Cost $202,219,632)		274,071,349
Other Assets Less Liabilities (1.3%)		3,696,560

Net Assets (100%)		$277,767,909

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the market value or fair value, as applicable, of these securities amounted to $42,061 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $9,115,649. This was collateralized by $1,131,399 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/9/26 – 11/15/55 and by cash of $8,363,974 of which $8,354,879 was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	167	9/2026	USD	25,430,760	757,736

					757,736

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$2,731,640	$—	$—		$2,731,640
Consumer Discretionary	20,665,271	806,005	—		21,471,276
Consumer Staples	2,215,419	228,514	—		2,443,933
Energy	17,378,033	1,761,024	—		19,139,057
Financials	58,181,279	–	—	(a)	58,181,279
Health Care	30,126,994	116,239	—	(a)	30,243,233
Industrials	37,952,245	7,573,321	—		45,525,566
Information Technology	28,078,743	2,563,076	—		30,641,819
Materials	18,641,459	2,740,209	2		21,381,670
Real Estate	10,243,420	—	—		10,243,420
Utilities	6,275,465	—	—		6,275,465
Futures	757,736	—	—		757,736
Rights
Health Care	—	2,080	666		2,746
Short-Term Investments
Investment Companies	25,790,245	—	—		25,790,245

Total Assets	$259,037,949	$15,790,468	$668		$274,829,085

Total Liabilities	$–	$–	$–		$–

Total	$259,037,949	$15,790,468	$668		$274,829,085

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$757,736	*

Total		$757,736

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$3,167,093	$3,167,093

Total	$3,167,093	$3,167,093

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$1,383,414	$1,383,414

Total	$1,383,414	$1,383,414

^ The Portfolio held futures contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$24,199,000

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$72,588,868
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$87,258,696

During the period ended June 30, 2026, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 3%)*	Net Proceeds of Sales and Redemptions (affiliated 10%)*	Net Realized Gain (Loss)
$ 2,444,108	$8,660,016	$7,062,594

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$85,855,420
Aggregate gross unrealized depreciation	(13,327,246)

Net unrealized appreciation	$72,528,174

Federal income tax cost of investments in securities and derivative instruments, if applicable	$202,300,911

For the period ended June 30, 2026, the Portfolio incurred approximately $4,564 as brokerage commissions with Bernstein Institutional Services, LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $202,219,632)	$274,071,349
Cash	10,378,828
Foreign cash (Cost $84)	80
Cash held as collateral at broker for futures	1,872,600
Receivable for securities sold	1,292,306
Due from Custodian	336,940
Dividends, interest and other receivables	240,131
Due from broker for futures variation margin	125,390
Receivable for Portfolio shares sold	8,368
Securities lending income receivable	4,574
Other assets	2,704

Total assets	288,333,270

LIABILITIES
Payable for return of collateral on securities loaned	8,354,879
Payable for securities purchased	1,797,314
Investment management fees payable	130,156
Payable for Portfolio shares repurchased	129,605
Administrative fees payable	27,916
Distribution fees payable – Class IB	23,378
Accrued expenses	102,113

Total liabilities	10,565,361

Commitments and contingent liabilities^
NET ASSETS	$277,767,909

Net assets were comprised of:
Paid in capital	$190,696,745
Total distributable earnings (loss)	87,071,164

Net assets	$277,767,909

Class IB
Net asset value, offering and redemption price per share, $115,766,543 / 6,866,552 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.86

Class K
Net asset value, offering and redemption price per share, $162,001,366 / 9,605,349 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.87

(x)	Includes value of securities on loan of $9,115,649.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $17,337 foreign withholding tax)	$2,064,587
Interest	208,070
Securities lending (net)	29,539

Total income	2,302,196

EXPENSES
Investment management fees	900,908
Administrative fees	160,235
Distribution fees – Class IB	134,492
Custodian fees	63,176
Professional fees	31,418
Printing and mailing expenses	13,391
Trustees’ fees	3,957
Miscellaneous	13,014

Gross expenses	1,320,591
Less: Waiver from investment manager	(155,258)

Net expenses	1,165,333

NET INVESTMENT INCOME (LOSS)	1,136,863

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	29,376,334
Futures contracts	3,167,093
Foreign currency transactions	(6,705)

Net realized gain (loss)	32,536,722

Change in unrealized appreciation (depreciation) on:
Investments in securities	15,940,407
Futures contracts	1,383,414
Foreign currency translations	(257)

Net change in unrealized appreciation (depreciation)	17,323,564

NET REALIZED AND UNREALIZED GAIN (LOSS)	49,860,286

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$50,997,149

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,136,863	$2,325,889
Net realized gain (loss)	32,536,722	14,133,808
Net change in unrealized appreciation (depreciation)	17,323,564	(831,114)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	50,997,149	15,628,583

Distributions to shareholders:
Class IB	—	(9,006,412)
Class K	—	(12,737,367)

Total distributions to shareholders	—	(21,743,779)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 415,328 and 413,194 shares, respectively ]	6,417,714	5,678,746
Capital shares issued in reinvestment of dividends and distributions [ 0 and 629,583 shares, respectively ]	—	9,006,412
Capital shares repurchased [ (933,740) and (1,600,435) shares, respectively ]	(14,234,544)	(22,243,296)

Total Class IB transactions	(7,816,830)	(7,558,138)

Class K
Capital shares sold [ 3,106 and 3,880 shares, respectively ]	45,694	52,176
Capital shares issued in reinvestment of dividends and distributions [ 0 and 891,409 shares, respectively ]	—	12,737,367
Capital shares repurchased [ (642,083) and (1,726,243) shares, respectively ]	(9,773,532)	(23,609,293)

Total Class K transactions	(9,727,838)	(10,819,750)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(17,544,668)	(18,377,888)

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,452,481	(24,493,084)
NET ASSETS:
Beginning of period	244,315,428	268,808,512

End of period	$277,767,909	$244,315,428

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.87		$14.14	$13.99	$12.79	$16.05	$16.46

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.11	0.14	0.12	0.06	0.05	(1)
Net realized and unrealized gain (loss)	2.93		0.91	1.46	1.65	(2.80)	3.09

Total from investment operations	2.99		1.02	1.60	1.77	(2.74)	3.14

Less distributions:
Dividends from net investment income	—		(0.13)	(0.18)	(0.15)	(0.06)	(0.07)
Distributions from net realized gains	—		(1.16)	(1.27)	(0.42)	(0.46)	(3.48)

Total dividends and distributions	—		(1.29)	(1.45)	(0.57)	(0.52)	(3.55)

Net asset value, end of period	$16.86		$13.87	$14.14	$13.99	$12.79	$16.05

Total return (b)(y)	21.56%		7.06%	11.03%	14.07%	(17.06)%	19.61%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$115,767		$102,396	$112,332	$115,012	$112,095	$149,168
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%		1.05%	1.05%	1.05%	1.05%	1.05	%(g)
Before waivers (a)(f)	1.17%		1.18%	1.17%	1.17%	1.16%	1.13	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	0.74%		0.81%	0.96%	0.91%	0.41%	0.28	%(m)
Before waivers (a)(g)	0.62%		0.67%	0.84%	0.79%	0.31%	0.20	%(m)
Portfolio turnover rate^	31	%(z)	35%	39%	39%	34%	37%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.85		$14.13	$13.97	$12.77	$16.03	$16.44

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.15	0.18	0.15	0.09	0.10	(1)
Net realized and unrealized gain (loss)	2.95		0.90	1.47	1.65	(2.79)	3.08

Total from investment operations	3.02		1.05	1.65	1.80	(2.70)	3.18

Less distributions:
Dividends from net investment income	—		(0.17)	(0.22)	(0.18)	(0.10)	(0.11)
Distributions from net realized gains	—		(1.16)	(1.27)	(0.42)	(0.46)	(3.48)

Total dividends and distributions	—		(1.33)	(1.49)	(0.60)	(0.56)	(3.59)

Net asset value, end of period	$16.87		$13.85	$14.13	$13.97	$12.77	$16.03

Total return (b)(y)	21.81%		7.24%	11.37%	14.35%	(16.87)%	19.91%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$162,001		$141,919	$156,476	$155,985	$153,988	$205,957
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%		0.80%	0.80%	0.80%	0.80%	0.80	%(g)
Before waivers (a)(f)	0.92%		0.93%	0.92%	0.92%	0.91%	0.88	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	0.99%		1.06%	1.21%	1.16%	0.66%	0.53	%(m)
Before waivers (a)(g)	0.87%		0.92%	1.09%	1.04%	0.55%	0.45	%(m)
Portfolio turnover rate^	31	%(z)	35%	39%	39%	34%	37%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.04 and $0.09 for Class IB and Class K, respectively
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(h)	Includes Interest Expense of less than 0.005%.
(m)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.07% lower.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.1%)
ANZ Group Holdings Ltd.	74,485	$1,825,223
APA Group	33,494	235,335
Aristocrat Leisure Ltd.	13,438	572,498
ASX Ltd.	5,033	185,873
BHP Group Ltd.	124,079	5,178,905
Brambles Ltd.	32,960	444,991
CAR Group Ltd.	8,697	155,635
Cochlear Ltd.	1,469	124,115
Coles Group Ltd.	32,297	545,246
Commonwealth Bank of Australia	40,936	4,678,712
Computershare Ltd.	13,076	347,099
CSL Ltd.	12,097	963,474
Evolution Mining Ltd.	49,379	403,224
Fortescue Ltd.	39,333	523,941
Glencore plc	230,006	1,568,798
Goodman Group (REIT)	48,138	1,043,552
Insurance Australia Group Ltd.	57,622	323,062
Lottery Corp. Ltd. (The)	49,879	198,982
Lynas Rare Earths Ltd.*	21,976	275,365
Macquarie Group Ltd.	8,825	1,535,830
Medibank Pvt. Ltd.	68,778	236,582
National Australia Bank Ltd.	74,456	1,958,372
Northern Star Resources Ltd.	32,972	434,265
Origin Energy Ltd.	41,760	317,451
PLS Group Ltd.*	76,598	268,152
Pro Medicus Ltd. (x)	1,554	220,010
Qantas Airways Ltd.	20,174	149,388
QBE Insurance Group Ltd.	36,517	637,347
REA Group Ltd.	1,319	127,446
Rio Tinto Ltd.	8,671	1,032,497
Rio Tinto plc	26,731	2,528,289
Santos Ltd.	78,383	389,153
Scentre Group (REIT)	124,720	334,052
SGH Ltd.	4,586	148,798
Sigma Healthcare Ltd. (x)	127,351	242,675
Sonic Healthcare Ltd.	10,692	153,528
South32 Ltd.	108,647	292,173
Stockland (REIT)	53,024	150,236
Suncorp Group Ltd.	26,776	357,324
Telstra Group Ltd.	96,096	337,957
Transurban Group	75,415	752,820
Vicinity Ltd. (REIT)	93,082	165,771
Washington H Soul Pattinson & Co. Ltd. (x)	8,411	269,233
Wesfarmers Ltd.	27,975	1,755,742
Westpac Banking Corp.	84,160	2,057,615
WiseTech Global Ltd. (x)	4,436	102,718
Woodside Energy Group Ltd.	45,939	889,393
Woolworths Group Ltd.	30,544	846,235

		38,285,082

Austria (0.1%)
BAWAG Group AG (m)	1,759	352,680
Erste Group Bank AG	7,512	1,006,407
OMV AG	3,669	230,176
Raiffeisen Bank International AG	3,443	219,898
Verbund AG	1,745	110,841

		1,920,002

Belgium (0.3%)
Ageas SA/NV	3,354	268,329
Anheuser-Busch InBev SA/NV	21,957	1,810,285
D’ieteren Group (x)	539	105,014
Elia Group SA/NV, Class B	1,138	181,003
Financiere de Tubize SA (x)	467	123,309
Groupe Bruxelles Lambert NV	1,771	161,375
KBC Group NV	5,675	774,072
Lotus Bakeries NV	10	132,822
Sofina SA	405	103,061
Syensqo SA	1,733	127,974
UCB SA	2,958	885,720

		4,672,964

Brazil (0.9%)
Embraer SA	98,293	1,560,373
Itau Unibanco Holding SA (Preference) (q)	369,729	3,028,135
MercadoLibre, Inc.*	1,777	3,016,262
Rede D’Or Sao Luiz SA (m)	367,761	2,471,307
Vale SA	156,672	2,365,118
WEG SA	427,984	3,889,106
Yara International ASA	3,795	166,861

		16,497,162

Canada (0.3%)
Shopify, Inc., Class A*	46,707	5,333,005

Chile (0.4%)
Antofagasta plc	90,978	4,620,894
Banco de Chile	9,732,303	1,905,366

		6,526,260

China (2.5%)
Airtac International Group	33,109	1,396,759
Alibaba Group Holding Ltd.	466,600	5,574,433
Bank of Jiangsu Co. Ltd., Class A	897,800	1,426,158
BOC Hong Kong Holdings Ltd.	98,000	531,514
BYD Co. Ltd., Class H	64,600	598,267
China Construction Bank Corp., Class H	3,824,420	3,940,498
China Hongqiao Group Ltd.	192,500	494,016
China International Capital Corp. Ltd., Class H (m)	350,000	941,222
China Merchants Bank Co. Ltd., Class H	442,000	2,537,195
China Resources Mixc Lifestyle Services Ltd. (m)	222,800	1,045,277
Contemporary Amperex Technology Co. Ltd., Class A	43,300	2,517,459
JD.com, Inc. (ADR) (x)	49,300	1,256,164
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	199,004	1,529,640
NAURA Technology Group Co. Ltd., Class A	21,070	2,764,034
NetEase, Inc.	58,200	1,498,041
Ping An Insurance Group Co. of China Ltd., Class H	282,000	1,844,144
Prosus NV	32,190	1,399,125
Shenzhen Inovance Technology Co. Ltd., Class A	130,600	1,282,512
SITC International Holdings Co. Ltd.	35,000	140,549

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Tencent Holdings Ltd.	198,600	$10,944,691
Wilmar International Ltd.	47,400	132,742
Xiaomi Corp., Class B (m)*	291,600	808,604
Yangzijiang Shipbuilding Holdings Ltd.	66,300	176,035
Zijin Mining Group Co. Ltd., Class H	344,000	1,210,043

		45,989,122

Czech Republic (0.0%)†
CSG NV (x)*	28,297	413,115

Denmark (0.5%)
Carlsberg A/S, Class B	2,271	297,999
Coloplast A/S, Class B	3,189	181,866
Danske Bank A/S	15,268	819,160
Demant A/S*	1,622	66,405
DSV A/S	4,686	1,112,392
Genmab A/S*	1,557	426,520
Novo Nordisk A/S, Class B	78,577	3,769,715
Novonesis Novozymes B	8,374	529,184
Orsted A/S (m)*	11,341	254,986
Pandora A/S	2,031	234,229
ROCKWOOL A/S, Class B	1,965	63,158
Tryg A/S	7,154	162,893
Vestas Wind Systems A/S	23,435	662,128

		8,580,635

Finland (0.4%)
Elisa OYJ	3,133	131,539
Fortum OYJ	11,049	255,261
Kesko OYJ, Class B	6,988	156,234
Kone OYJ, Class B	8,189	466,024
Metso OYJ	16,110	280,063
Neste OYJ	10,197	331,477
Nokia OYJ	122,717	1,624,527
Nordea Bank Abp	75,530	1,434,475
Orion OYJ, Class B	2,725	224,197
Sampo OYJ, Class A	57,670	606,159
Stora Enso OYJ, Class R	15,108	161,208
UPM-Kymmene OYJ	12,570	333,442
Wartsila OYJ Abp	12,051	460,054

		6,464,660

France (2.8%)
Abivax SA (x)*	1,290	171,287
Accor SA	4,611	268,075
Aeroports de Paris SA (x)	766	99,839
Air Liquide SA	15,350	3,039,823
Airbus SE	30,301	6,744,307
Alstom SA (x)*	7,622	132,620
Amundi SA (m)	1,726	165,647
AXA SA	38,984	1,953,751
Ayvens SA (m)	7,743	102,084
BioMerieux	1,091	85,674
BNP Paribas SA	24,350	2,845,957
Bollore SE	17,197	79,744
Bouygues SA	4,695	261,955
Bureau Veritas SA	7,479	229,105
Capgemini SE	3,648	366,895
Carrefour SA	14,121	262,309
Cie de Saint-Gobain SA	10,679	966,824
Cie Generale des Etablissements Michelin SCA	15,041	580,969
Covivio SA (REIT)	1,336	81,861
Credit Agricole SA	23,846	479,684
Danone SA	15,557	1,275,880
Dassault Aviation SA	498	163,481
Dassault Systemes SE	16,112	328,162
Eiffage SA	1,668	246,263
Engie SA	43,900	1,384,234
EssilorLuxottica SA	12,627	2,368,984
Gecina SA (REIT)	880	74,035
Getlink SE	6,507	138,379
Hermes International SCA	643	1,176,591
Ipsen SA	819	157,996
Kering SA	1,800	511,817
Klepierre SA (REIT)	5,096	213,054
Legrand SA	6,210	1,048,197
L’Oreal SA	5,862	2,571,829
LVMH Moet Hennessy Louis Vuitton SE	9,969	5,520,521
Orange SA	43,942	828,843
Pernod Ricard SA	4,786	349,473
Publicis Groupe SA	5,470	540,643
Renault SA	4,213	120,861
Rexel SA	5,478	239,381
Safran SA	8,415	3,326,973
Sartorius Stedim Biotech	649	134,783
Societe Generale SA	15,738	1,393,561
Sodexo SA (x)	1,757	101,704
Thales SA	2,224	571,401
TotalEnergies SE	48,006	3,729,144
Unibail-Rodamco-Westfield (REIT)	2,607	304,931
Veolia Environnement SA	15,059	627,212
Vinci SA	11,632	1,701,245

		50,067,988

Germany (2.8%)
adidas AG	3,960	811,921
Allianz SE (Registered)	14,698	6,955,724
BASF SE	21,840	1,167,456
Bayer AG (Registered)	24,294	1,343,071
Bayerische Motoren Werke AG	7,080	463,314
Bayerische Motoren Werke AG (Preference) (q)	1,025	67,297
Beiersdorf AG (x)	2,160	185,934
Brenntag SE (x)	2,664	161,883
Commerzbank AG (x)	15,934	677,999
Continental AG	2,818	232,397
CTS Eventim AG & Co. KGaA	1,623	94,691
Daimler Truck Holding AG	11,080	534,346
Deutsche Bank AG (Registered)	44,059	1,491,795
Deutsche Boerse AG	4,469	1,219,444
Deutsche Lufthansa AG (Registered)	14,350	164,192
Deutsche Post AG	22,165	1,344,967
Deutsche Telekom AG (Registered)	83,984	2,288,912
Dr Ing hc F Porsche AG (Preference) (m)(q)	2,591	128,853
E.ON SE	54,177	1,117,786
Evonik Industries AG	6,734	122,191
Fresenius Medical Care AG	4,572	206,854
Fresenius SE & Co. KGaA	10,146	463,330
GEA Group AG	3,689	253,053
Hannover Rueck SE	1,454	402,760
Heidelberg Materials AG	3,237	617,477

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Henkel AG & Co. KGaA	2,067	$163,452
Henkel AG & Co. KGaA (Preference) (q)	3,850	323,547
Hensoldt AG (x)	1,566	121,266
HOCHTIEF AG	338	195,849
Infineon Technologies AG	31,920	2,979,941
Knorr-Bremse AG	1,593	184,968
Mercedes-Benz Group AG	17,482	877,474
Merck KGaA	3,067	514,712
MTU Aero Engines AG	1,287	535,285
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	3,166	1,767,388
Nemetschek SE	1,325	80,139
Porsche Automobil Holding SE (Preference) (q)	4,100	126,320
Rational AG	134	98,085
Rheinmetall AG	1,133	1,282,465
RWE AG	15,713	1,018,019
SAP SE	39,404	6,034,435
Sartorius AG (Preference) (q)	579	151,933
Scout24 SE (m)	2,007	165,944
Siemens AG (Registered)	18,177	5,840,821
Siemens Energy AG	18,932	3,588,129
Siemens Healthineers AG (m)	8,166	319,117
Symrise AG, Class A	3,249	326,058
Talanx AG	1,447	182,887
Volkswagen AG (Preference) (q)	4,978	398,806
Vonovia SE	18,346	452,673
Zalando SE (m)*	4,889	141,648

		50,389,008

Guatemala (0.0%)†
Millicom International Cellular SA	2,248	204,029

Hong Kong (0.4%)
AIA Group Ltd.	258,000	2,366,363
CK Asset Holdings Ltd.	48,764	276,009
CK Infrastructure Holdings Ltd. (x)	15,000	114,475
CLP Holdings Ltd.	42,000	392,568
Futu Holdings Ltd. (ADR)	1,167	109,395
Henderson Land Development Co. Ltd. (x)	34,474	109,399
HKT Trust & HKT Ltd.	105,260	156,544
Hong Kong & China Gas Co. Ltd.	290,856	241,789
Hong Kong Exchanges & Clearing Ltd.	22,628	1,051,691
Hongkong Land Holdings Ltd.	24,100	172,450
Link REIT (REIT)	65,900	307,430
MTR Corp. Ltd. (x)	43,500	169,731
Power Assets Holdings Ltd.	35,000	255,393
Prudential plc	61,503	819,014
Sino Land Co. Ltd.	105,001	138,154
Sun Hung Kai Properties Ltd.	33,500	482,782
Swire Pacific Ltd., Class A	10,000	104,535
Techtronic Industries Co. Ltd.	33,500	559,270
WH Group Ltd. (m)	188,966	200,327
Wharf Real Estate Investment Co. Ltd.	38,100	104,376

		8,131,695

Hungary (0.2%)
OTP Bank Nyrt.	16,363	2,418,042
Richter Gedeon Nyrt.	53,852	2,085,084

		4,503,126

India (2.5%)
360 ONE WAM Ltd.	83,069	947,540
Avenue Supermarts Ltd. (m)*	29,220	1,359,371
Axis Bank Ltd.	141,424	2,024,021
Bajaj Finance Ltd.	168,034	1,794,285
Colgate-Palmolive India Ltd.	32,976	698,308
DLF Ltd.	921,459	6,068,855
Grasim Industries Ltd.	46,331	1,521,645
HDFC Asset Management Co. Ltd. (m)	52,679	1,485,874
HDFC Bank Ltd.	172,007	1,454,983
HDFC Bank Ltd. (ADR)	83,859	2,166,078
Hindalco Industries Ltd.	88,745	903,396
Hitachi Energy India Ltd.	8,169	3,037,460
ICICI Bank Ltd.	212,182	3,090,189
ICICI Bank Ltd. (ADR)	57,207	1,660,719
IDFC First Bank Ltd.	1,936,381	1,637,984
Lodha Developers Ltd. (m)	104,902	1,064,435
Mahindra & Mahindra Ltd.	75,637	2,474,105
Max Healthcare Institute Ltd.	175,931	2,111,236
Pidilite Industries Ltd.	88,230	1,489,438
Reliance Industries Ltd.	220,683	3,037,404
Samvardhana Motherson International Ltd.	771,032	1,220,333
Shriram Finance Ltd.	150,523	1,676,989
State Bank of India	244,663	2,676,617

		45,601,265

Indonesia (0.0%)†
Cisarua Mountain Dairy PT Tbk.	2,377,000	593,488
Jardine Matheson Holdings Ltd. (London Stock Exchange)	3,200	198,400
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	800	49,444

		841,332

Ireland (0.1%)
AerCap Holdings NV	4,087	595,803
AIB Group plc	50,086	588,585
Bank of Ireland Group plc	23,376	465,942
Kerry Group plc, Class A	3,757	345,030
Kingspan Group plc	3,649	333,766

		2,329,126

Israel (0.3%)
Azrieli Group Ltd. (x)	1,145	155,823
Bank Hapoalim BM	23,053	531,677
Bank Leumi Le-Israel BM	35,861	802,245
Check Point Software Technologies Ltd.*	1,982	260,494
Elbit Systems Ltd.	684	520,223
Enlight Renewable Energy Ltd.*	3,517	311,443
Harel Insurance Investments & Financial Services Ltd. (x)	2,984	157,336
ICL Group Ltd.	19,683	98,743
Israel Discount Bank Ltd., Class A	29,627	293,828
Mizrahi Tefahot Bank Ltd.	4,566	301,883

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Nova Ltd.*	785	$417,298
OPC Energy Ltd.*	4,447	138,445
Phoenix Financial Ltd.	6,253	346,478
Teva Pharmaceutical Industries Ltd. (ADR)*	28,714	972,830
Tower Semiconductor Ltd.*	2,740	705,388

		6,014,134

Italy (1.1%)
Banca Mediolanum SpA	4,317	107,510
Banca Monte dei Paschi di Siena SpA	47,973	595,682
Banco BPM SpA	27,803	480,206
BPER Banca SpA	38,419	603,034
Brunello Cucinelli SpA (x)	23,370	2,207,526
Coca-Cola HBC AG	5,187	338,581
Davide Campari-Milano NV (x)	16,953	105,540
Enel SpA	186,676	2,144,821
Eni SpA	44,342	1,037,188
Ferrari NV	2,964	1,098,469
FinecoBank Banca Fineco SpA	15,146	379,981
Generali (x)	20,548	1,000,584
Intesa Sanpaolo SpA	341,358	2,338,302
Italgas SpA	15,475	179,225
Leonardo SpA	9,725	521,508
Moncler SpA	14,918	865,563
Poste Italiane SpA (x)	11,224	367,135
Prysmian SpA	6,817	1,145,152
Recordati Industria Chimica e Farmaceutica SpA	2,532	148,434
Ryanair Holdings plc	11,274	352,963
Snam SpA	48,129	346,414
Telecom Italia SpA*	42,349	385,980
Terna - Rete Elettrica Nazionale	33,286	389,454
UniCredit SpA	33,213	2,971,476
Unipol Assicurazioni SpA (x)	7,894	220,320

		20,331,048

Ivory Coast (0.0%)†
Endeavour Mining plc	4,989	246,842

Japan (7.2%)
Advantest Corp. (x)	17,900	3,638,635
Aeon Co. Ltd.	53,800	444,012
AGC, Inc. (x)	5,000	216,226
Aisin Corp.	12,000	162,147
Ajinomoto Co., Inc.	20,900	760,278
ANA Holdings, Inc.	4,800	87,915
Asahi Group Holdings Ltd. (x)	33,800	321,573
Asahi Kasei Corp.	30,800	339,736
Asics Corp.	15,800	429,677
Astellas Pharma, Inc.	41,800	561,951
Bandai Namco Holdings, Inc.	14,200	331,843
Bridgestone Corp. (x)	26,300	553,748
Canon, Inc. (x)	19,700	503,414
Capcom Co. Ltd. (x)	85,500	1,586,832
Central Japan Railway Co.	17,400	373,426
Chiba Bank Ltd. (The) (x)	12,900	196,187
Chubu Electric Power Co., Inc.	15,300	287,713
Chugai Pharmaceutical Co. Ltd.	16,900	782,456
Dai Nippon Printing Co. Ltd.	8,900	162,977
Daifuku Co. Ltd.	7,300	324,753
Daiichi Life Group, Inc.	85,000	931,639
Daiichi Sankyo Co. Ltd.	41,800	670,802
Daikin Industries Ltd.	6,600	1,002,535
Daito Trust Construction Co. Ltd.	6,600	125,887
Daiwa House Industry Co. Ltd.	13,200	357,347
Daiwa Securities Group, Inc.	30,700	301,865
Denso Corp.	40,200	464,343
Disco Corp.	2,100	1,067,292
East Japan Railway Co.	24,411	511,657
Ebara Corp. (x)	11,200	439,238
Eisai Co. Ltd.	5,500	138,996
ENEOS Holdings, Inc.	61,933	455,919
FANUC Corp.	23,100	1,056,249
Fast Retailing Co. Ltd.	4,700	2,403,707
Fuji Electric Co. Ltd.	3,100	262,324
FUJIFILM Holdings Corp.	26,900	578,576
Fujikura Ltd.	36,500	1,416,874
Fujitsu Ltd.	41,300	824,193
Furukawa Electric Co. Ltd.	16,000	475,830
Hankyu Hanshin Holdings, Inc.	5,100	134,124
Hikari Tsushin, Inc. (x)	400	87,526
Hitachi Ltd.	108,000	3,001,271
Honda Motor Co. Ltd.	89,400	809,895
Hoya Corp.	18,900	3,047,973
Hulic Co. Ltd. (x)	9,400	98,049
Ibiden Co. Ltd.	5,800	870,796
Idemitsu Kosan Co. Ltd.	17,895	131,438
IHI Corp.	23,400	395,381
Inpex Corp. (x)	22,400	451,353
Isuzu Motors Ltd.	12,400	163,968
ITOCHU Corp.	136,000	1,563,809
Japan Exchange Group, Inc.	24,300	306,254
Japan Post Bank Co. Ltd.	43,600	830,545
Japan Post Holdings Co. Ltd.	41,100	551,001
Japan Post Insurance Co. Ltd.	13,000	122,579
Japan Tobacco, Inc. (x)	27,000	992,184
JFE Holdings, Inc.	13,400	129,073
JX Advanced Metals Corp. (x)	13,500	373,433
Kajima Corp.	9,400	343,226
Kansai Electric Power Co., Inc. (The) (x)	22,900	321,845
Kao Corp. (x)	22,000	436,130
Kawasaki Heavy Industries Ltd. (x)	16,900	307,788
Kawasaki Kisen Kaisha Ltd. (x)	7,600	116,529
KDDI Corp.	70,800	1,194,319
Keyence Corp.	8,072	4,066,890
Kikkoman Corp.	16,700	171,278
Kioxia Holdings Corp.*	7,600	4,314,840
Kirin Holdings Co. Ltd. (x)	18,700	320,427
Komatsu Ltd.	21,100	825,867
Konami Group Corp.	2,500	273,231
Kubota Corp. (x)	23,400	391,757
Kyocera Corp.	28,600	634,092
Kyowa Kirin Co. Ltd. (x)	6,400	102,229
Lasertec Corp.	1,900	591,168
LY Corp.	58,700	157,020
Makita Corp.	5,200	186,169
Marubeni Corp. (x)	34,900	1,016,281
Minebea Mitsumi, Inc.	7,600	225,528
Mitsubishi Chemical Group Corp.	26,800	186,204
Mitsubishi Corp.	73,900	1,987,844
Mitsubishi Electric Corp.	46,800	1,716,210

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi Estate Co. Ltd.	24,500	$623,573
Mitsubishi HC Capital, Inc. (x)	20,300	164,256
Mitsubishi Heavy Industries Ltd.	78,600	1,789,678
Mitsubishi UFJ Financial Group, Inc.	261,300	5,183,694
Mitsui & Co. Ltd.	57,700	1,607,019
Mitsui Fudosan Co. Ltd.	60,400	556,460
Mitsui Kinzoku Co. Ltd.	1,300	348,100
Mitsui OSK Lines Ltd. (x)	7,600	243,299
Mizuho Financial Group, Inc.	58,053	2,787,649
MS&AD Insurance Group Holdings, Inc.	29,321	765,779
Murata Manufacturing Co. Ltd.	39,500	2,846,825
NEC Corp.	29,900	725,869
Nexon Co. Ltd. (x)	7,300	97,104
Nidec Corp.*	21,700	356,462
Nintendo Co. Ltd.	36,900	1,549,599
Nippon Building Fund, Inc. (REIT) (x)	178	137,690
Nippon Paint Holdings Co. Ltd. (x)	20,900	136,033
Nippon Sanso Holdings Corp.	4,800	177,100
Nippon Steel Corp.	116,855	387,051
Nippon Yusen KK (x)	9,100	292,654
Nissan Motor Co. Ltd. (x)*	60,900	113,052
Nitori Holdings Co. Ltd. (x)	8,900	132,281
Nitto Denko Corp.	17,800	350,641
Nomura Holdings, Inc.	73,700	643,106
Nomura Research Institute Ltd.	8,254	233,857
NTT, Inc.	721,600	643,578
Obayashi Corp.	15,400	311,730
Obic Co. Ltd.	8,200	192,262
Olympus Corp.	27,200	285,910
Oriental Land Co. Ltd. (x)	26,300	402,603
ORIX Corp.	26,900	1,019,507
Osaka Gas Co. Ltd.	7,800	262,375
Otsuka Corp. (x)	6,500	111,288
Otsuka Holdings Co. Ltd. (x)	10,100	668,988
Pan Pacific International Holdings Corp.	47,400	241,928
Panasonic Holdings Corp.	57,500	1,614,469
Rakuten Group, Inc.*	33,700	157,231
Recruit Holdings Co. Ltd.	32,400	2,255,346
Renesas Electronics Corp.	41,900	1,265,712
Resona Holdings, Inc.	50,405	657,427
Resonac Holdings Corp. (x)	4,300	479,483
Ryohin Keikaku Co. Ltd.	12,400	270,902
Sanrio Co. Ltd. (x)	25,100	169,648
SBI Holdings, Inc.	12,520	203,636
SCREEN Holdings Co. Ltd.	3,600	402,428
Secom Co. Ltd.	9,300	369,568
Seibu Holdings, Inc. (x)	3,600	70,330
Sekisui House Ltd.	12,600	262,165
Seven & i Holdings Co. Ltd.	46,200	556,924
Shimano, Inc. (x)	1,600	170,884
Shimizu Corp.	10,800	171,266
Shin-Etsu Chemical Co. Ltd.	40,000	1,744,303
Shionogi & Co. Ltd.	18,400	314,823
Shiseido Co. Ltd. (x)	10,100	163,330
SMC Corp.	1,300	578,457
SoftBank Corp.	714,500	914,504
SoftBank Group Corp.	90,600	3,399,097
Sompo Holdings, Inc.	19,943	760,738
Sony Group Corp.	142,600	2,859,505
Subaru Corp.	12,900	190,091
Sumitomo Corp.	99,200	953,058
Sumitomo Electric Industries Ltd.	69,200	1,277,335
Sumitomo Metal Mining Co. Ltd.	6,000	280,395
Sumitomo Mitsui Financial Group, Inc.	88,921	3,476,504
Sumitomo Mitsui Trust Group, Inc.	15,104	563,846
Sumitomo Realty & Development Co. Ltd.	14,600	335,900
Suntory Beverage & Food Ltd. (x)	3,000	83,002
Suzuki Motor Corp.	38,200	459,819
T&D Holdings, Inc.	10,200	302,154
Taisei Corp.	3,500	310,194
Takeda Pharmaceutical Co. Ltd.	39,290	1,240,438
TDK Corp.	45,800	1,022,996
Terumo Corp.	34,100	469,228
Toho Co. Ltd.	16,200	129,499
Tokio Marine Holdings, Inc.	43,700	1,935,064
Tokyo Electron Ltd.	10,900	5,271,170
Tokyo Gas Co. Ltd.	6,900	259,455
TOPPAN Holdings, Inc.	5,400	171,263
Toray Industries, Inc.	30,000	208,248
Toyota Motor Corp.	231,270	3,878,458
Toyota Tsusho Corp.	15,600	582,003
Unicharm Corp. (x)	24,600	143,125
West Japan Railway Co.	10,800	181,126
Yamaha Motor Co. Ltd. (x)	21,500	162,772
Yokogawa Electric Corp.	6,000	210,775
Yokohama Financial Group, Inc.	23,500	251,047
Zensho Holdings Co. Ltd. (x)	2,700	133,949

		130,182,386

Luxembourg (0.1%)
ArcelorMittal SA	10,277	617,956
CVC Capital Partners plc (m)(x)	5,630	81,812
Eurofins Scientific SE	2,630	206,179

		905,947

Macau (0.0%)†
Galaxy Entertainment Group Ltd.	53,000	199,579
Sands China Ltd. (x)	54,787	91,559

		291,138

Malaysia (0.1%)
CIMB Group Holdings Bhd.	324,800	592,051
Malayan Banking Bhd.	498,100	1,319,499

		1,911,550

Mexico (0.4%)
America Movil SAB de CV (ADR)	78,686	2,045,049
BBB Foods, Inc., Class A*	38,186	1,591,210
Fresnillo plc	4,618	168,293
Grupo Financiero Banorte SAB de CV, Class O	334,117	3,538,440

		7,342,992

Netherlands (2.3%)
ABN AMRO Bank NV (CVA) (m)	15,006	638,218
Adyen NV (m)*	2,924	2,730,718
Akzo Nobel NV (x)	3,809	258,339
Argenx SE*	1,530	1,419,255
ASM International NV	1,136	1,300,384
ASML Holding NV	11,331	22,472,114

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
ASR Nederland NV	3,623	$273,468
BE Semiconductor Industries NV	10,361	3,402,175
Euronext NV (m)	1,921	307,328
EXOR NV	2,368	181,421
Heineken Holding NV	2,876	219,407
Heineken NV	6,913	581,459
ING Groep NV	70,956	2,244,861
Koninklijke Ahold Delhaize NV	21,459	863,624
Koninklijke KPN NV	91,763	455,225
Koninklijke Philips NV	18,434	500,887
Magnum Ice Cream Co. NV (The)*	8,244	143,441
Magnum Ice Cream Co. NV (The) (Euronext Amsterdam Stock Exchange) (x)*	4,381	76,283
Nebius Group NV, Class A*	4,933	1,362,347
NN Group NV	6,336	555,168
NXP Semiconductors NV	2,251	632,598
Universal Music Group NV	24,628	515,897
Wolters Kluwer NV	5,677	366,911

		41,501,528

New Zealand (0.1%)
Auckland International Airport Ltd.	42,649	202,426
Contact Energy Ltd.	21,100	111,809
Fisher & Paykel Healthcare Corp. Ltd.	14,292	316,118
Infratil Ltd.	22,543	197,799
Meridian Energy Ltd.	35,014	115,858
Xero Ltd.*	4,204	211,315

		1,155,325

Nigeria (0.0%)†
Airtel Africa plc (m)	20,628	89,682

Norway (0.2%)
Aker BP ASA	7,679	233,591
DNB Bank ASA	20,867	620,685
Equinor ASA	17,274	542,803
Gjensidige Forsikring ASA	4,730	128,063
Kongsberg Gruppen ASA	9,820	296,076
Mowi ASA	10,369	191,777
Norsk Hydro ASA	31,145	280,753
Orkla ASA	17,075	179,870
Salmar ASA	1,498	70,174
Telenor ASA	14,912	214,309
Var Energi ASA	20,961	86,578

		2,844,679

Peru (0.2%)
Credicorp Ltd.	8,056	3,138,456

Poland (0.5%)
Allegro.eu SA (m)*	305,290	3,071,481
Budimex SA	7,947	1,558,459
InPost SA*	6,517	114,753
Powszechna Kasa Oszczednosci Bank Polski SA	148,478	4,074,393

		8,819,086

Portugal (0.1%)
Banco Comercial Portugues SA, Class R	194,586	230,343
EDP SA	75,675	396,179
Galp Energia SGPS SA	10,445	222,377
Jeronimo Martins SGPS SA	6,433	123,222

		972,121

Singapore (0.5%)
CapitaLand Ascendas REIT (REIT)	113,445	218,846
CapitaLand Integrated Commercial Trust (REIT)	154,898	284,708
CapitaLand Investment Ltd.	64,100	123,754
DBS Group Holdings Ltd.	50,240	2,538,467
Grab Holdings Ltd., Class A*	60,764	229,080
Keppel Ltd.	34,000	289,643
Oversea-Chinese Banking Corp. Ltd.	81,878	1,575,069
Sea Ltd. (ADR)*	9,258	887,194
Sembcorp Industries Ltd.	26,700	131,505
Singapore Airlines Ltd.	44,050	262,614
Singapore Exchange Ltd.	16,000	299,312
Singapore Technologies Engineering Ltd.	40,300	325,166
Singapore Telecommunications Ltd.	186,000	637,362
STMicroelectronics NV (x)	15,510	1,158,138
United Overseas Bank Ltd.	30,167	930,095

		9,890,953

South Africa (0.8%)
Anglo American plc	26,134	1,279,976
AVI Ltd.	295,716	1,813,738
Capitec Bank Holdings Ltd.	13,276	3,846,688
OUTsurance Group Ltd.	606,004	2,907,634
Standard Bank Group Ltd.	126,906	2,500,275
Vodacom Group Ltd.	216,345	2,003,386

		14,351,697

South Korea (4.4%)
Delivery Hero SE (m)*	4,055	166,825
Doosan Enerbility Co. Ltd.*	15,460	871,891
Hyundai Motor Co.	9,891	3,184,717
KB Financial Group, Inc.	25,268	2,598,396
Kia Corp.	15,341	1,373,560
KT&G Corp.	1,821	199,720
Samsung Electronics Co. Ltd.	181,901	39,766,659
SK hynix, Inc.	11,954	21,090,626
SK Square Co. Ltd.	9,098	10,133,429

		79,385,823

Spain (1.1%)
Acciona SA	550	174,311
ACS Actividades de Construccion y Servicios SA	4,272	630,834
Aena SME SA (m)	18,152	553,325
Amadeus IT Group SA (x)	10,701	614,568
Banco Bilbao Vizcaya Argentaria SA	138,305	3,469,525
Banco de Sabadell SA	116,328	413,218
Banco Santander SA	351,307	4,860,027
Bankinter SA	16,826	282,307
CaixaBank SA	86,998	1,234,819
Cellnex Telecom SA (m)	11,464	343,295
EDP Renewables SA (x)	7,181	116,305
Endesa SA (x)	7,601	346,392
Iberdrola SA	149,191	3,723,554
Indra Sistemas SA (x)	1,837	100,967
Industria de Diseno Textil SA	26,383	1,662,769

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Mapfre SA	21,488	$106,353
Naturgy Energy Group SA	10,058	315,610
Redeia Corp. SA (x)	7,078	120,440
Repsol SA	27,229	677,863
Telefonica SA (x)	87,415	351,341

		20,097,823

Sweden (1.0%)
AddTech AB, Class B	6,381	224,920
Alfa Laval AB	6,903	410,992
Assa Abloy AB, Class B	61,482	2,171,811
Atlas Copco AB, Class A	131,321	2,665,660
Atlas Copco AB, Class B	36,528	647,382
Beijer Ref AB, Class B	9,914	145,265
Boliden AB	6,856	387,106
Epiroc AB, Class A	15,472	424,463
Epiroc AB, Class B	8,730	202,637
EQT AB (x)	10,614	300,295
Essity AB, Class B	13,302	376,366
Evolution AB (m)*	2,982	205,501
Fastighets AB Balder, Class B (x)*	13,471	71,873
H & M Hennes & Mauritz AB, Class B (x)	10,032	172,595
Hexagon AB, Class B	50,127	414,657
Industrivarden AB, Class A	2,213	124,090
Industrivarden AB, Class C	4,144	227,501
Indutrade AB	7,115	147,187
Investment AB Latour, Class B (x)	2,908	57,792
Investor AB, Class B	42,398	1,761,228
L E Lundbergforetagen AB, Class B	1,824	105,152
Lifco AB, Class B	5,037	165,049
Nibe Industrier AB, Class B	34,526	128,345
Saab AB, Class B	8,169	423,779
Sagax AB, Class B	4,952	78,789
Sandvik AB	25,059	1,034,422
Securitas AB, Class B	12,294	201,902
Skandinaviska Enskilda Banken AB, Class A	36,124	718,954
Skanska AB, Class B	8,503	227,572
SKF AB, Class B (x)	8,550	219,544
Svenska Cellulosa AB SCA, Class B (x)	13,827	141,398
Svenska Handelsbanken AB, Class A	33,629	494,838
Swedbank AB, Class A	20,170	753,299
Swedish Orphan Biovitrum AB*	4,329	206,354
Tele2 AB, Class B	13,325	231,785
Telefonaktiebolaget LM Ericsson, Class B	64,958	725,072
Telia Co. AB	56,451	274,872
Trelleborg AB, Class B	5,075	211,372
Volvo AB, Class B	37,560	1,276,932

		18,758,751

Switzerland (2.2%)
ABB Ltd. (Registered)	38,394	4,165,791
Avolta AG	2,307	154,581
Banque Cantonale Vaudoise (Registered)	722	105,790
Barry Callebaut AG (Registered)	83	115,061
Belimo Holding AG (Registered)	244	275,113
BKW AG	539	90,749
Chocoladefabriken Lindt & Spruengli AG	26	302,508
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	237,654
Cie Financiere Richemont SA (Registered)	13,133	3,047,451
DSM-Firmenich AG (x)	4,148	393,504
EMS-Chemie Holding AG (Registered)	171	146,738
Galderma Group AG	15,045	3,421,275
Geberit AG (Registered)	782	521,832
Givaudan SA (Registered)	223	944,980
Helvetia Baloise Holding AG	1,854	478,742
Julius Baer Group Ltd.	5,132	443,597
Kuehne + Nagel International AG (Registered)	1,179	286,063
Logitech International SA (Registered)	3,479	326,279
Lonza Group AG (Registered)	6,985	4,713,945
Nestle SA (Registered)	62,980	6,467,673
Partners Group Holding AG	534	437,239
Sandoz Group AG	10,357	935,935
Schindler Holding AG	1,053	349,051
Schindler Holding AG (Registered)	411	130,704
SGS SA (Registered)	4,046	468,900
Sika AG (Registered)	3,674	757,003
Sonova Holding AG (Registered)	1,130	268,377
Straumann Holding AG (Registered)	2,708	356,150
Swatch Group AG (The)	645	157,787
Swiss Life Holding AG (Registered)	701	771,204
Swiss Prime Site AG (Registered)	1,915	312,530
Swisscom AG (Registered)	622	480,026
TE Connectivity plc	2,603	524,791
UBS Group AG (Registered)	77,804	3,854,305
VAT Group AG (m)	653	571,280
Zurich Insurance Group AG	3,653	2,697,921

		39,712,529

Taiwan (6.2%)
Alchip Technologies Ltd.	24,000	3,219,653
ASE Technology Holding Co. Ltd.	304,000	6,564,750
Delta Electronics, Inc.	98,000	6,065,686
Hon Hai Precision Industry Co. Ltd.	462,000	3,703,598
MediaTek, Inc.	67,000	9,148,875
Taiwan Semiconductor Manufacturing Co. Ltd.	996,133	76,491,704
Unimicron Technology Corp.	119,367	4,064,401
Wiwynn Corp.	22,127	3,246,856

		112,505,523

United Kingdom (3.2%)
3i Group plc	24,021	792,787
Admiral Group plc	5,744	271,334
Associated British Foods plc	8,184	215,713
AstraZeneca plc	36,996	6,921,154
Aviva plc	73,710	635,986
BAE Systems plc	72,347	1,769,905
Barclays plc	334,796	2,248,328
British American Tobacco plc	49,200	3,034,564
BT Group plc	141,568	357,009
Bunzl plc	7,929	276,648
Centrica plc	111,359	252,377

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
CK Hutchison Holdings Ltd.	65,764	$558,964
Coca-Cola Europacific Partners plc	4,955	495,847
Compass Group plc	41,015	1,325,170
Diageo plc	53,600	1,077,349
GSK plc	98,344	2,580,443
Halma plc	9,222	481,790
HSBC Holdings plc	417,708	7,934,553
Imperial Brands plc	18,046	667,232
Informa plc	30,742	368,928
International Consolidated Airlines Group SA	32,031	203,225
Intertek Group plc	3,763	289,945
J Sainsbury plc	40,608	172,335
Kingfisher plc	37,502	141,050
Land Securities Group plc (REIT)	15,199	131,330
Legal & General Group plc	135,519	514,643
Lloyds Banking Group plc	1,424,343	2,101,713
London Stock Exchange Group plc	10,907	1,181,071
M&G plc	57,503	256,577
Marks & Spencer Group plc	51,477	254,149
Melrose Industries plc	31,406	198,042
National Grid plc	119,962	1,986,188
NatWest Group plc	194,081	1,710,626
Next plc	2,805	541,321
Pearson plc	12,082	191,835
Reckitt Benckiser Group plc	15,535	1,012,774
RELX plc	44,029	1,386,825
Rentokil Initial plc	61,121	346,035
Rolls-Royce Holdings plc	204,348	3,923,515
Sage Group plc (The)	23,046	249,583
Schroders plc	19,594	152,701
Segro plc (REIT)	30,748	357,289
Severn Trent plc	6,556	256,229
Smith & Nephew plc	19,510	280,449
Smiths Group plc	7,618	258,850
Spirax Group plc	1,898	172,214
SSE plc	29,154	942,235
Standard Chartered plc	44,602	1,208,927
Standard Life plc	16,815	185,890
Tesco plc	153,123	934,974
Unilever plc	53,105	3,187,519
United Utilities Group plc	17,809	309,000
Verisure plc*	6,272	70,000
Vodafone Group plc	445,755	588,978
Wise Group plc, Class A*	16,822	201,861

		58,165,979

United States (44.7%)
3M Co.	4,614	747,053
A.O. Smith Corp.	934	58,580
Abbott Laboratories	15,502	1,406,651
AbbVie, Inc.	15,754	3,964,337
Accenture plc, Class A	5,449	678,074
Adobe, Inc.*	3,604	738,892
Advanced Micro Devices, Inc.*	14,540	8,446,431
Aegon Ltd.	31,462	267,506
AES Corp. (The)	6,544	95,935
Aflac, Inc.	4,085	478,966
Agilent Technologies, Inc.	2,471	328,223
Air Products and Chemicals, Inc.	1,983	581,376
Airbnb, Inc., Class A*	3,727	533,334
Akamai Technologies, Inc. (x)*	1,322	156,274
Albemarle Corp.	1,083	146,237
Alcon AG	12,087	817,304
Alexandria Real Estate Equities, Inc. (REIT)	1,253	66,221
Align Technology, Inc.*	613	103,389
Allegion plc	791	111,128
Alliant Energy Corp.	2,362	180,197
Allstate Corp. (The)	2,295	546,072
Alphabet, Inc., Class A	124,801	44,600,133
Alphabet, Inc., Class C	42,145	14,891,093
Altria Group, Inc.	14,890	1,071,335
Amazon.com, Inc.*	123,349	29,399,001
Amcor plc	4,246	184,064
Ameren Corp.	2,381	269,148
American Electric Power Co., Inc.	4,831	660,929
American Express Co.	4,746	1,605,334
American International Group, Inc.	4,688	349,397
American Tower Corp. (REIT)	4,205	687,812
American Water Works Co., Inc.	1,793	235,923
Ameriprise Financial, Inc.	800	367,008
AMETEK, Inc.	2,039	493,316
Amgen, Inc.	4,811	1,742,159
Amphenol Corp., Class A	10,970	1,934,230
Analog Devices, Inc.	29,574	11,745,906
Aon plc, Class A	1,915	635,186
AP Moller - Maersk A/S, Class A (x)	48	110,765
AP Moller - Maersk A/S, Class B	91	215,926
APA Corp.	3,259	106,146
Apollo Global Management, Inc.	4,126	488,147
Apple, Inc.	135,975	39,345,726
Applied Materials, Inc.	7,077	5,116,671
AppLovin Corp., Class A*	2,399	1,236,037
Aptiv plc*	1,955	119,998
Arch Capital Group Ltd.*	3,095	300,401
Archer-Daniels-Midland Co.	4,207	321,415
Ares Management Corp., Class A	1,893	210,710
Arista Networks, Inc.*	9,207	1,564,085
ARM Holdings plc (ADR)*	20,120	7,133,948
Arthur J Gallagher & Co.	2,280	523,420
Assurant, Inc.	460	123,524
AT&T, Inc.	61,957	1,282,510
Atmos Energy Corp.	1,520	261,850
Autodesk, Inc.*	1,871	363,760
Automatic Data Processing, Inc.	3,545	793,903
AutoZone, Inc.*	146	466,607
AvalonBay Communities, Inc. (REIT)	1,206	227,560
Avery Dennison Corp.	710	115,268
Axon Enterprise, Inc.*	688	385,700
Baker Hughes Co.	8,808	488,844
Ball Corp.	2,463	153,691
Bank of America Corp.	58,217	3,317,205
Bank of New York Mellon Corp. (The)	6,077	878,795
Baxter International, Inc.	4,728	100,801
Becton Dickinson & Co.	2,496	377,720
Berkshire Hathaway, Inc., Class A*	1	748,850
Berkshire Hathaway, Inc., Class B*	16,348	8,180,376
Best Buy Co., Inc.	1,791	135,901
Biogen, Inc.*	1,349	291,465
Bio-Techne Corp.	1,493	105,480
BlackRock, Inc.‡	1,286	1,236,566
Blackstone, Inc.	6,581	774,386

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Block, Inc., Class A*	4,781	$363,356
Boeing Co. (The)*	7,014	1,518,321
Booking Holdings, Inc.	6,909	1,231,460
Boston Scientific Corp.*	54,055	2,307,067
BP plc	380,467	2,341,555
Bristol-Myers Squibb Co.	18,076	1,041,539
Broadcom, Inc.	71,117	26,864,447
Broadridge Financial Solutions, Inc.	1,073	146,947
Brown & Brown, Inc.	2,690	172,563
Brown-Forman Corp., Class B (x)	1,502	40,028
Builders FirstSource, Inc.*	852	76,237
Bunge Global SA	1,244	132,772
Buzzi SpA	1,819	93,131
BXP, Inc. (REIT)	1,210	80,235
Cadence Design Systems, Inc.*	6,999	2,626,865
Camden Property Trust (REIT)	818	93,653
Capital One Financial Corp.	5,549	1,113,240
Cardinal Health, Inc.	2,072	492,224
Carnival Corp. Ltd.	11,471	327,726
Carrier Global Corp.	6,962	510,663
Carvana Co.*	6,224	409,664
Casey’s General Stores, Inc.	321	255,128
Caterpillar, Inc.	4,107	4,373,544
Cboe Global Markets, Inc.	961	233,206
CBRE Group, Inc., Class A*	2,670	359,622
CDW Corp.	1,196	168,205
Cencora, Inc.	1,726	488,423
Centene Corp.*	4,293	275,568
CenterPoint Energy, Inc.	5,999	264,196
CF Industries Holdings, Inc.	1,270	137,490
CH Robinson Worldwide, Inc.	1,090	205,291
Charles River Laboratories International, Inc.*	459	104,097
Charles Schwab Corp. (The)	14,577	1,345,020
Charter Communications, Inc., Class A*	791	112,488
Chevron Corp.	16,693	2,767,032
Chipotle Mexican Grill, Inc.*	11,437	388,858
Chubb Ltd.	3,216	1,095,820
Church & Dwight Co., Inc.	2,175	210,714
Ciena Corp.*	1,265	620,558
Cigna Group (The)	2,355	649,226
Cincinnati Financial Corp.	1,331	246,421
Cintas Corp.	3,022	513,982
Cisco Systems, Inc.	35,221	4,137,059
Citigroup, Inc.	15,209	2,128,652
Citizens Financial Group, Inc.	3,644	255,335
Clorox Co. (The)	1,111	106,034
CME Group, Inc.	3,244	716,373
CMS Energy Corp.	2,816	215,424
Coca-Cola Co. (The)	34,528	2,806,091
Cognizant Technology Solutions Corp., Class A	4,395	170,218
Coherent Corp.*	1,744	687,956
Coinbase Global, Inc., Class A (x)*	1,947	284,632
Colgate-Palmolive Co.	7,200	660,096
Comcast Corp., Class A	31,503	773,399
Comfort Systems USA, Inc.	313	620,350
ConocoPhillips	10,863	1,129,317
Consolidated Edison, Inc.	3,309	366,075
Constellation Brands, Inc., Class A	1,291	179,565
Constellation Energy Corp.	2,864	711,332
Cooper Cos., Inc. (The)*	1,801	129,150
Copart, Inc.*	7,610	214,526
Corning, Inc.	6,955	1,776,516
Corpay, Inc.*	583	194,296
Corteva, Inc.	5,950	503,905
CoStar Group, Inc.*	3,352	94,929
Costco Wholesale Corp.	3,956	3,700,719
CRH plc	5,958	637,506
Crowdstrike Holdings, Inc., Class A*	2,276	1,736,907
Crown Castle, Inc. (REIT)	3,804	288,077
CSX Corp.	16,710	794,226
Cummins, Inc.	1,244	887,233
CVS Health Corp.	11,312	1,170,226
Danaher Corp.	5,584	1,063,640
Darden Restaurants, Inc.	974	200,654
Datadog, Inc., Class A*	2,946	767,021
DaVita, Inc.*	248	55,175
Deckers Outdoor Corp.*	1,304	129,474
Deere & Co.	2,240	1,420,899
Dell Technologies, Inc., Class C	2,579	1,112,735
Delta Air Lines, Inc.	5,762	539,669
Devon Energy Corp.	10,179	420,596
Dexcom, Inc.*	3,537	238,217
Diamondback Energy, Inc.	1,700	298,826
Digital Realty Trust, Inc. (REIT)	2,872	515,754
Dollar General Corp.	2,023	232,868
Dollar Tree, Inc.*	1,545	186,868
Dominion Energy, Inc.	7,847	535,872
Domino’s Pizza, Inc. (x)	294	87,036
DoorDash, Inc., Class A*	3,321	612,824
Dover Corp.	1,160	260,165
Dow, Inc.	6,593	180,384
DR Horton, Inc.	2,354	383,420
DTE Energy Co.	1,908	290,722
Duke Energy Corp.	7,001	886,187
DuPont de Nemours, Inc.	1,253	169,957
Eaton Corp. plc	3,462	1,475,227
eBay, Inc.	3,959	442,418
EchoStar Corp., Class A (x)*	1,237	125,555
Ecolab, Inc.	8,448	2,353,697
Edison International	3,536	263,255
Edwards Lifesciences Corp.*	5,130	464,060
Electronic Arts, Inc.	1,983	406,594
Elevance Health, Inc.	1,936	748,709
Eli Lilly & Co.	14,999	17,990,251
EMCOR Group, Inc.	390	323,653
Emerson Electric Co.	5,039	721,333
Entergy Corp.	3,995	458,866
EOG Resources, Inc.	4,730	613,623
EQT Corp.	5,735	304,930
Equifax, Inc.	9,816	1,557,996
Equinix, Inc. (REIT)	886	923,558
Equity Residential (REIT)	3,159	214,591
Erie Indemnity Co., Class A (x)	205	49,149
Essex Property Trust, Inc. (REIT)	592	172,621
Estee Lauder Cos., Inc. (The), Class A	2,272	179,374
Everest Group Ltd.	374	133,604
Evergy, Inc.	2,115	182,799
Eversource Energy	3,448	249,187
Exelon Corp.	9,006	419,860
Expand Energy Corp.	2,189	199,615

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Expedia Group, Inc.	1,001	$256,136
Expeditors International of Washington, Inc.	1,125	183,352
Experian plc	22,188	746,131
Extra Space Storage, Inc. (REIT)	1,831	266,044
Exxon Mobil Corp.	36,960	5,053,171
F5, Inc.*	519	215,883
FactSet Research Systems, Inc.	321	73,856
Fair Isaac Corp.*	203	242,540
Fastenal Co.	10,174	488,657
Federal Realty Investment Trust (REIT)	725	89,494
FedEx Corp.	1,933	605,280
Fedex Freight Holding Co., Inc.*	994	150,094
Ferrovial NV	11,887	815,455
Fidelity National Information Services, Inc.	4,759	185,030
Fifth Third Bancorp	7,916	446,225
First Solar, Inc.*	986	232,657
FirstEnergy Corp.	4,777	227,099
Fiserv, Inc.*	4,579	224,600
Flex Ltd.*	3,279	531,428
Ford Motor Co.	34,891	484,985
Fortinet, Inc.*	5,553	853,052
Fortive Corp.	2,591	158,284
Fox Corp., Class A	1,844	96,183
Fox Corp., Class B	1,134	53,117
Franklin Resources, Inc.	2,892	96,217
Freeport-McMoRan, Inc.	12,958	814,929
Garmin Ltd.	1,428	339,207
Gartner, Inc.*	535	69,347
GE Aerospace	9,303	3,476,810
GE HealthCare Technologies, Inc.	3,919	250,855
GE Vernova, Inc.	2,396	2,814,965
Gen Digital, Inc.	5,065	126,068
Generac Holdings, Inc.*	499	146,112
General Dynamics Corp.	2,279	807,313
General Mills, Inc.	4,903	170,624
General Motors Co.	8,091	623,654
Genuine Parts Co.	1,284	151,486
Gilead Sciences, Inc.	11,061	1,397,447
Global Payments, Inc.	2,187	158,689
Globe Life, Inc.	646	115,427
GoDaddy, Inc., Class A*	1,277	108,392
Goldman Sachs Group, Inc. (The)	2,631	2,660,914
Haleon plc	214,074	987,804
Halliburton Co.	7,241	245,832
Hartford Insurance Group, Inc. (The)	2,423	321,096
Hasbro, Inc.	1,051	86,802
HCA Healthcare, Inc.	1,385	539,998
Healthpeak Properties, Inc. (REIT)	6,441	137,837
Henry Schein, Inc.*	766	63,976
Hershey Co. (The)	1,266	222,120
Hewlett Packard Enterprise Co.	11,892	536,448
Hilton Worldwide Holdings, Inc.	2,054	678,765
Holcim AG	12,358	1,118,845
Home Depot, Inc. (The)	8,881	3,132,151
Honeywell Aerospace, Inc.*	2,825	624,551
Honeywell International, Inc.	2,825	632,517
Hormel Foods Corp.	2,437	60,486
Host Hotels & Resorts, Inc. (REIT)	5,877	139,344
Howmet Aerospace, Inc.	3,548	953,915
HP, Inc.	8,435	185,064
Hubbell, Inc., Class B	453	237,010
Humana, Inc.	1,054	418,670
Huntington Bancshares, Inc.	17,642	312,793
Huntington Ingalls Industries, Inc.	361	101,040
IDEX Corp.	688	156,142
IDEXX Laboratories, Inc.*	2,865	1,508,251
Illinois Tool Works, Inc.	2,339	632,629
Incyte Corp.*	1,536	174,121
Ingersoll Rand, Inc.	3,271	268,189
Insulet Corp.*	646	98,353
Intel Corp.*	42,127	5,882,193
Interactive Brokers Group, Inc., Class A	3,904	339,804
Intercontinental Exchange, Inc.	5,091	626,753
InterContinental Hotels Group plc	3,427	591,106
International Business Machines Corp.	8,374	2,354,853
International Flavors & Fragrances, Inc.	2,353	186,405
International Paper Co.	4,852	184,861
Intuit, Inc.	2,500	652,500
Intuitive Surgical, Inc.*	11,118	4,421,406
Invesco Ltd.	4,080	107,671
Invitation Homes, Inc. (REIT)	4,586	138,543
IQVIA Holdings, Inc.*	5,980	1,155,456
Iron Mountain, Inc. (REIT)	2,718	343,311
J M Smucker Co. (The)	984	110,700
Jabil, Inc.	923	355,798
Jack Henry & Associates, Inc.	677	93,250
Jacobs Solutions, Inc.	1,079	135,954
JB Hunt Transport Services, Inc.	687	198,838
Johnson & Johnson	21,465	5,451,466
Johnson Controls International plc	5,504	804,189
JPMorgan Chase & Co.	23,893	7,820,896
Kenvue, Inc.	16,654	318,258
Keurig Dr. Pepper, Inc.	11,910	389,814
KeyCorp	8,611	198,484
Keysight Technologies, Inc.*	1,525	533,857
Kimberly-Clark Corp.	2,881	316,247
Kimco Realty Corp. (REIT)	6,194	157,018
Kinder Morgan, Inc.	17,431	557,269
KKR & Co., Inc.	6,114	561,143
KLA Corp.	11,648	3,514,318
Kraft Heinz Co. (The) (x)	7,832	184,992
Kroger Co. (The)	5,058	280,871
L3Harris Technologies, Inc.	1,658	481,798
Labcorp Holdings, Inc.	762	213,360
Lam Research Corp.	65,846	28,533,047
Las Vegas Sands Corp.	26,269	1,213,365
Leidos Holdings, Inc.	1,175	120,990
Lennar Corp., Class A	1,983	179,442
Lennox International, Inc.	293	167,874
Linde plc	6,042	3,135,435
Live Nation Entertainment, Inc.*	1,451	265,693
Lockheed Martin Corp.	1,826	930,274
Loews Corp.	1,553	175,815
Lowe’s Cos., Inc.	4,985	1,099,143
Lululemon Athletica, Inc.*	981	112,011
Lumentum Holdings, Inc.*	694	595,494
LyondellBasell Industries NV, Class A	2,366	124,570

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
M&T Bank Corp.	1,306	$310,841
Marathon Petroleum Corp.	2,575	658,350
Marriott International, Inc., Class A	12,293	4,555,663
Marsh & McLennan Cos., Inc.	4,337	722,848
Martin Marietta Materials, Inc.	524	302,191
Marvell Technology, Inc.	49,162	14,644,868
Masco Corp.	1,905	155,010
Mastercard, Inc., Class A	11,918	6,121,085
McCormick & Co., Inc. (Non-Voting)	2,330	117,479
McDonald’s Corp.	6,335	1,712,414
McKesson Corp.	1,072	810,003
Medtronic plc	11,555	903,948
Merck & Co., Inc.	22,023	2,829,955
Meta Platforms, Inc., Class A	40,394	22,753,536
MetLife, Inc.	4,841	409,597
Mettler-Toledo International, Inc.*	187	238,894
MGM Resorts International*	1,574	75,253
Microchip Technology, Inc.	4,799	437,669
Micron Technology, Inc.	10,056	11,607,540
Microsoft Corp.	79,598	29,691,646
Mid-America Apartment Communities, Inc. (REIT)	1,074	149,222
Moderna, Inc.*	3,196	223,816
Molson Coors Beverage Co., Class B	1,223	47,648
Mondelez International, Inc., Class A	11,493	664,755
Monolithic Power Systems, Inc.	437	604,091
Monster Beverage Corp.*	6,357	611,035
Moody’s Corp.	1,331	602,837
Morgan Stanley	10,689	2,234,429
Mosaic Co. (The)	3,080	65,265
Motorola Solutions, Inc.	1,479	614,214
MSCI, Inc.	646	361,786
Nasdaq, Inc.	3,925	309,368
NetApp, Inc.	1,712	264,949
Netflix, Inc.*	55,919	3,992,617
Newmont Corp.	9,519	889,075
News Corp., Class A	3,402	84,472
News Corp., Class B	1,004	28,172
NextEra Energy, Inc.	18,595	1,632,083
NIKE, Inc., Class B	10,564	433,652
NiSource, Inc.	4,397	209,077
Nordson Corp.	486	146,621
Norfolk Southern Corp.	2,006	631,068
Northern Trust Corp.	1,611	280,056
Northrop Grumman Corp.	1,192	607,097
Norwegian Cruise Line Holdings Ltd.*	4,326	91,322
Novartis AG (Registered)	44,758	7,008,534
NRG Energy, Inc.	1,818	265,537
Nucor Corp.	2,034	453,073
NVIDIA Corp.	293,773	58,781,040
NVR, Inc.*	23	156,708
Occidental Petroleum Corp.	6,315	306,720
Octave Intelligence plc (SDR)*	5,012	80,842
Old Dominion Freight Line, Inc.	1,616	350,026
Omnicom Group, Inc.	2,541	185,061
ON Semiconductor Corp.*	3,483	329,283
ONEOK, Inc.	5,583	485,386
Oracle Corp.	15,131	2,217,448
O’Reilly Automotive, Inc.*	7,342	676,125
Otis Worldwide Corp.	3,330	238,428
PACCAR, Inc.	4,674	561,441
Packaging Corp. of America	745	177,519
Palantir Technologies, Inc., Class A*	20,474	2,388,702
Palo Alto Networks, Inc.*	7,232	2,466,257
Paramount Skydance Corp., Class B (x)	2,047	20,183
Parker-Hannifin Corp.	1,120	1,095,494
Paychex, Inc.	2,796	274,931
PayPal Holdings, Inc.	8,047	347,469
Pentair plc	1,504	115,297
PepsiCo, Inc.	12,187	1,650,120
Pfizer, Inc.	50,660	1,219,893
PG&E Corp.	19,149	322,086
Phathom Pharmaceuticals, Inc.*	67,430	731,615
Philip Morris International, Inc.	13,897	2,514,106
Phillips 66	3,607	609,763
Pinnacle West Capital Corp.	1,100	117,700
PNC Financial Services Group, Inc. (The)	3,554	875,066
PPG Industries, Inc.	1,919	232,755
PPL Corp.	6,797	247,071
Principal Financial Group, Inc.	1,818	195,944
Procter & Gamble Co. (The)	20,764	3,044,833
Progressive Corp. (The)	5,205	1,137,032
Prologis, Inc. (REIT)	8,274	1,120,879
Prudential Financial, Inc.	3,037	327,783
PTC, Inc.*	941	106,907
Public Service Enterprise Group, Inc.	4,361	353,939
Public Storage (REIT)	1,392	443,088
PulteGroup, Inc.	1,766	242,313
QIAGEN NV	5,427	210,291
Qnity Electronics, Inc.	1,817	296,734
QUALCOMM, Inc.	9,398	1,736,656
Quanta Services, Inc.	1,345	968,454
Quest Diagnostics, Inc.	1,011	214,281
Ralph Lauren Corp.	355	142,501
Raymond James Financial, Inc.	1,499	227,893
Realty Income Corp. (REIT)	8,453	523,748
Regency Centers Corp. (REIT)	1,513	120,647
Regeneron Pharmaceuticals, Inc.	897	559,315
Regions Financial Corp.	7,368	222,514
Republic Services, Inc.	1,763	375,660
ResMed, Inc.	1,248	243,210
Revvity, Inc.	939	104,473
Robinhood Markets, Inc., Class A*	7,050	706,974
Roche Holding AG	17,113	7,044,096
Roche Holding AG (OTC US Exchange)	747	313,702
Rockwell Automation, Inc.	992	491,119
Rollins, Inc.	2,697	112,573
Roper Technologies, Inc.	900	304,551
Ross Stores, Inc.	2,896	616,414
Royal Caribbean Cruises Ltd.	2,250	714,442
RTX Corp.	12,008	2,278,278
S&P Global, Inc.	22,635	9,218,330
Salesforce, Inc.	7,294	1,142,678
Sandisk Corp.*	3,664	8,330,947
Sanofi SA	26,417	2,257,399
SBA Communications Corp. (REIT)	979	172,754
Schneider Electric SE	13,357	4,382,213
Seagate Technology Holdings plc	1,999	1,929,035
Sempra	5,802	537,903
ServiceNow, Inc.*	17,873	1,774,431

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Shell plc	137,787	$5,337,083
Sherwin-Williams Co. (The)	2,058	708,611
Simon Property Group, Inc. (REIT)	2,901	648,809
Skyworks Solutions, Inc. (x)	1,208	81,902
SLB Ltd.	13,432	624,454
Smurfit Westrock plc	4,800	222,048
Snap-on, Inc.	477	191,945
Solventum Corp.*	1,355	104,538
Southern Co. (The)	9,924	949,826
Southwest Airlines Co.	4,515	232,161
Spotify Technology SA*	7,445	3,418,223
Stanley Black & Decker, Inc.	1,289	121,321
Starbucks Corp.	10,114	1,033,550
State Street Corp.	2,452	415,859
Steel Dynamics, Inc.	1,197	274,664
Stellantis NV*	48,730	277,317
STERIS plc	816	171,825
Stryker Corp.	6,382	2,009,309
Sunbelt Rentals Holdings, Inc. (x)	9,867	720,122
Super Micro Computer, Inc. (x)*	4,623	135,593
Swiss Re AG	7,228	1,149,990
Synchrony Financial	2,961	225,184
Synopsys, Inc.*	1,722	768,133
Sysco Corp.	4,167	348,278
T. Rowe Price Group, Inc.	1,849	210,213
Take-Two Interactive Software, Inc.*	1,518	379,470
Tapestry, Inc.	1,744	255,287
Targa Resources Corp.	1,906	511,075
Target Corp.	4,020	525,052
Teledyne Technologies, Inc.*	403	268,761
Tenaris SA	7,921	219,200
Teradyne, Inc.	1,396	675,441
Tesla, Inc.*	25,104	10,558,742
Texas Instruments, Inc.	8,115	2,418,838
Texas Pacific Land Corp.	532	232,824
Textron, Inc.	1,600	146,768
Thermo Fisher Scientific, Inc.	10,326	5,177,043
TJX Cos., Inc. (The)	24,359	3,690,388
TKO Group Holdings, Inc., Class A (x)	541	108,909
T-Mobile US, Inc.	4,149	695,912
Tractor Supply Co.	4,856	153,498
Trade Desk, Inc. (The), Class A*	4,215	76,207
Trane Technologies plc	1,959	962,182
TransDigm Group, Inc.	504	671,348
Travelers Cos., Inc. (The)	1,926	635,811
Trimble, Inc.*	2,194	112,289
Truist Financial Corp.	11,231	559,528
Tyler Technologies, Inc.*	395	115,522
Tyson Foods, Inc., Class A	2,592	148,392
Uber Technologies, Inc.*	18,151	1,309,776
UDR, Inc. (REIT)	2,764	110,339
Ulta Beauty, Inc.*	371	167,314
Union Pacific Corp.	5,292	1,439,424
United Airlines Holdings, Inc.*	2,827	384,444
United Parcel Service, Inc., Class B	6,629	712,617
United Rentals, Inc.	562	636,684
UnitedHealth Group, Inc.	8,098	3,365,772
Universal Health Services, Inc., Class B	530	78,806
US Bancorp	13,954	842,822
Valero Energy Corp.	2,648	689,645
Veeva Systems, Inc., Class A*	1,388	246,328
Ventas, Inc. (REIT)	4,364	387,523
Veralto Corp.	2,282	202,368
VeriSign, Inc.	758	190,682
Verisk Analytics, Inc.	1,168	209,691
Verizon Communications, Inc.	37,233	1,576,445
Vertex Pharmaceuticals, Inc.*	2,254	1,119,629
Vertiv Holdings Co., Class A	3,454	1,156,468
Viatris, Inc.	10,584	168,074
VICI Properties, Inc. (REIT), Class A	9,821	260,748
Visa, Inc., Class A	40,462	13,882,108
Vistra Corp.	2,813	446,226
Vulcan Materials Co.	1,152	339,852
W.R. Berkley Corp.	2,738	193,111
W.W. Grainger, Inc.	387	526,475
Walmart, Inc.	39,092	4,427,560
Walt Disney Co. (The)	15,484	1,490,335
Warner Bros Discovery, Inc.*	22,124	589,826
Waste Management, Inc.	3,329	741,968
Waters Corp.*	852	319,534
WEC Energy Group, Inc.	2,838	331,393
Wells Fargo & Co.	27,287	2,254,998
Welltower, Inc. (REIT)	6,299	1,429,684
West Pharmaceutical Services, Inc.	608	218,272
Western Digital Corp.	3,061	1,955,122
Westinghouse Air Brake Technologies Corp.	1,500	404,400
Weyerhaeuser Co. (REIT)	6,621	158,507
Williams Cos., Inc. (The)	10,977	816,030
Williams-Sonoma, Inc.	1,019	237,529
Willis Towers Watson plc	806	210,664
Workday, Inc., Class A*	1,816	222,315
Wynn Resorts Ltd.	800	77,672
Xcel Energy, Inc.	5,567	447,030
Xylem, Inc.	2,081	245,995
Yum! Brands, Inc.	2,432	388,779
Zebra Technologies Corp., Class A*	452	118,994
Zimmer Biomet Holdings, Inc.	1,624	139,810
Zoetis, Inc.	3,661	263,079

		808,663,440

Total Common Stocks (93.0%) (Cost $701,840,262)		1,684,029,008

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)†
ACS Actividades de Construccion y Servicios SA, expiring 7/13/26*	4,272	8,967

United States (0.0%)†
Hologic, Inc., CVR*	1,652	16

Total Rights (0.0%)† (Cost $9,139)		8,983

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.7%)
Allspring Government Money Market Fund, Select Shares 3.57% (7 day yield) (xx)	4,000,000	4,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	1,100,000	$1,100,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	4,955,778	4,955,778
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.56% (7 day yield) (xx)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	100,000	100,000

Total Investment Companies		12,155,778

Total Short-Term Investments (0.7%) (Cost $12,155,778)		12,155,778

Total Investments in Securities (93.7%) (Cost $714,005,179)		1,696,193,769
Other Assets Less Liabilities (6.3%)		113,261,232

Net Assets (100%)		$1,809,455,001

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the market value or fair value, as applicable, of these securities amounted to $19,766,841 or 1.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $23,459,490. This was collateralized by $13,409,815 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.375%, maturing 7/9/26 – 5/15/56 and by cash of $12,155,778 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
BRL	— Brazilian Real
CHF	— Swiss Franc
CVA	— Dutch Certification
CVR	— Contingent Value Right
CZK	— Czech Koruna
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
ILS	— Israel New Shekel
INR	— India Rupee
JPY	— Japanese Yen
KRW	— Korean Republic Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	1,286	1,231,962	213,786	(70,042)	23,095	(162,235)	1,236,566	14,061	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	175	9/2026	EUR	12,709,140	153,524
FTSE 100 Index	56	9/2026	GBP	7,830,353	11,491
S&P 500 E-Mini Index	244	9/2026	USD	92,088,650	59,039
SPI 200 Index	21	9/2026	AUD	3,189,933	(54,736)
TOPIX Index	31	9/2026	JPY	7,632,030	283,751

					453,069

Forward Foreign Currency Contracts outstanding as of June 30, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	8,768,468	EUR	7,560,584	HSBC Bank plc	9/18/2026	100,951

Total unrealized appreciation						100,951

AUD	2,987,959	USD	2,093,543	HSBC Bank plc	9/18/2026	(27,771)
GBP	4,583,227	USD	6,140,181	HSBC Bank plc	9/18/2026	(60,765)
JPY	806,180,261	USD	5,062,346	HSBC Bank plc	9/18/2026	(72,162)

Total unrealized depreciation						(160,698)

Net unrealized depreciation						(59,747)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 633,803, BRL 4, CHF 6,222, CZK 36, DKK 7,995, EUR 21,492,799, GBP 1,680,389, HKD 34,592, HUF 36, ILS 7,548, INR 165,385, JPY 2,704,153, KRW 3, MXN 1, NOK 3,648, NZD 4,612, PLN 100, SEK 1,115, SGD 1,450, TRY 2 and ZAR 10.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$38,285,082	$—	$38,285,082
Austria	—	1,920,002	—	1,920,002
Belgium	—	4,672,964	—	4,672,964
Brazil	16,330,301	166,861	—	16,497,162
Canada	5,333,005	—	—	5,333,005
Chile	1,905,366	4,620,894	—	6,526,260
China	1,256,164	44,732,958	—	45,989,122
Czech Republic	—	413,115	—	413,115
Denmark	—	8,580,635	—	8,580,635
Finland	—	6,464,660	—	6,464,660

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
France	$—	$50,067,988	$—	$50,067,988
Germany	—	50,389,008	—	50,389,008
Guatemala	204,029	—	—	204,029
Hong Kong	109,395	8,022,300	—	8,131,695
Hungary	—	4,503,126	—	4,503,126
India	3,826,797	41,774,468	—	45,601,265
Indonesia	198,400	642,932	—	841,332
Ireland	595,803	1,733,323	—	2,329,126
Israel	1,233,324	4,780,810	—	6,014,134
Italy	—	20,331,048	—	20,331,048
Ivory Coast	—	246,842	—	246,842
Japan	—	130,182,386	—	130,182,386
Luxembourg	—	905,947	—	905,947
Macau	—	291,138	—	291,138
Malaysia	—	1,911,550	—	1,911,550
Mexico	7,174,699	168,293	—	7,342,992
Netherlands	1,994,945	39,506,583	—	41,501,528
New Zealand	—	1,155,325	—	1,155,325
Nigeria	—	89,682	—	89,682
Norway	—	2,844,679	—	2,844,679
Peru	3,138,456	—	—	3,138,456
Poland	—	8,819,086	—	8,819,086
Portugal	—	972,121	—	972,121
Singapore	1,116,274	8,774,679	—	9,890,953
South Africa	—	14,351,697	—	14,351,697
South Korea	—	79,385,823	—	79,385,823
Spain	—	20,097,823	—	20,097,823
Sweden	—	18,758,751	—	18,758,751
Switzerland	524,791	39,187,738	—	39,712,529
Taiwan	—	112,505,523	—	112,505,523
United Kingdom	495,847	57,670,132	—	58,165,979
United States	771,557,123	37,106,317	—	808,663,440
Forward Currency Contracts	—	100,951	—	100,951
Futures	507,805	—	—	507,805
Rights
Spain	—	8,967	—	8,967
United States	—	16	—	16
Short-Term Investments
Investment Companies	12,155,778	—	—	12,155,778

Total Assets	$829,658,302	$867,144,223	$—	$1,696,802,525

Liabilities:
Forward Currency Contracts	$—	$(160,698)	$—	$(160,698)
Futures	(54,736)	—	—	(54,736)

Total Liabilities	$(54,736)	$(160,698)	$—	$(215,434)

Total	$829,603,566	$866,983,525	$—	$1,696,587,091

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$100,951
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	507,805	*

Total		$608,756

	Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(160,698)
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	(54,736	)*

Total		$(215,434)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$1,103,707	$1,103,707
Equity contracts	18,508,234	—	18,508,234

Total	$18,508,234	$1,103,707	$19,611,941

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(130,327)	$(130,327)
Equity contracts	(1,533,030)	—	(1,533,030)

Total	$(1,533,030)	$(130,327)	$(1,663,357)

^ The Portfolio held forward foreign currency contracts and futures contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$248,645,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$20,263,000
Average settlement value sold — in USD	10,349,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2026:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$100,951	$(100,951)	$—	$—

Total	$100,951	$(100,951)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$160,698	$(100,951)	$—	$59,747

Total	$160,698	$(100,951)	$—	$59,747

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$300,974,719
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$204,201,738

During the period ended June 30, 2026, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 2%)*	Net Proceeds of Sales and Redemptions (affiliated 7%)*	Net Realized Gain (Loss)
$ 7,196,517	$15,294,207	$5,579,980

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$997,234,427
Aggregate gross unrealized depreciation	(31,022,221)

Net unrealized appreciation	$966,212,206

Federal income tax cost of investments in securities and derivative instruments, if applicable	$730,374,885

For the period ended June 30, 2026, the Portfolio incurred approximately $327 as brokerage commissions with Bernstein Institutional Services, LLC, $1,605 as brokerage commissions with Invesco Capital Market Inc., and $201 as brokerage commissions with Morgan Stanley & Co., Inc. , afffiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $399,839)	$1,236,566
Unaffiliated Issuers (Cost $713,605,340)	1,694,957,203
Cash	89,052,609
Foreign cash (Cost $26,802,999)	26,743,903
Cash held as collateral at broker for futures	8,316,668
Dividends, interest and other receivables	4,928,084
Receivable for securities sold	1,987,855
Due from broker for futures variation margin	835,189
Unrealized appreciation on forward foreign currency contracts	100,951
Receivable for Portfolio shares sold	85,552
Securities lending income receivable	14,501
Other assets	35,645

Total assets	1,828,294,726

LIABILITIES
Payable for return of collateral on securities loaned	12,155,778
Accrued India taxes	3,278,552
Investment management fees payable	945,941
Payable for Portfolio shares repurchased	823,074
Payable for securities purchased	766,297
Distribution fees payable – Class IB	272,648
Administrative fees payable	185,480
Unrealized depreciation on forward foreign currency contracts	160,698
Accrued expenses	251,257

Total liabilities	18,839,725

Commitments and contingent liabilities^
NET ASSETS	$1,809,455,001

Net assets were comprised of:
Paid in capital	$847,783,936
Total distributable earnings (loss)	961,671,065

Net assets	$1,809,455,001

Class IB
Net asset value, offering and redemption price per share, $1,331,641,156 / 69,018,771 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.29

Class K
Net asset value, offering and redemption price per share, $477,813,845 / 24,572,370 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.45

(x)	Includes value of securities on loan of $23,459,490.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends ($14,061 of dividend income received from affiliates) (net of $1,325,071 foreign withholding tax)	$15,482,304
Interest	2,102,768
Securities lending (net)	113,792

Total income	17,698,864

EXPENSES
Investment management fees	6,318,100
Distribution fees – Class IB	1,590,824
Administrative fees	1,086,324
Custodian fees	305,435
Professional fees	92,678
Printing and mailing expenses	46,179
Trustees’ fees	27,189
Miscellaneous	66,998

Gross expenses	9,533,727
Less: Waiver from investment manager	(253,601)
Voluntary waiver from investment manager	(485,398)

Net expenses	8,794,728

NET INVESTMENT INCOME (LOSS)	8,904,136

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($23,095 realized gain (loss) from affiliates) (net of India tax of $501,785 on realized gain on investments)	68,693,523
Futures contracts	18,508,234
Forward foreign currency contracts	1,103,707
Foreign currency transactions	(6,753,945)

Net realized gain (loss)	81,551,519

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $(1,050,500) on unrealized depreciation on investments) ($(162,235) of change in unrealized appreciation (depreciation) from affiliates)	116,903,560
Futures contracts	(1,533,030)
Forward foreign currency contracts	(130,327)
Foreign currency translations	5,369,541

Net change in unrealized appreciation (depreciation)	120,609,744

NET REALIZED AND UNREALIZED GAIN (LOSS)	202,161,263

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$211,065,399

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,904,136	$15,941,665
Net realized gain (loss)	81,551,519	126,589,424
Net change in unrealized appreciation (depreciation)	120,609,744	152,989,018

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	211,065,399	295,520,107

Distributions to shareholders:
Class IB	—	(134,742,198)
Class K	—	(50,610,809)

Total distributions to shareholders	—	(185,353,007)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 387,813 and 1,056,771 shares, respectively ]	7,008,026	17,798,475
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,839,957 shares, respectively ]	—	134,742,198
Capital shares repurchased [ (5,374,630) and (10,530,067) shares, respectively ]	(96,356,959)	(179,895,016)

Total Class IB transactions	(89,348,933)	(27,354,343)

Class K
Capital shares sold [ 70,837 and 65,296 shares, respectively ]	1,272,237	1,079,780
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,925,689 shares, respectively ]	—	50,610,809
Capital shares repurchased [ (2,759,218) and (3,986,850) shares, respectively ]	(50,888,595)	(68,315,253)

Total Class K transactions	(49,616,358)	(16,624,664)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(138,965,291)	(43,979,007)

TOTAL INCREASE (DECREASE) IN NET ASSETS	72,100,108	66,188,093
NET ASSETS:
Beginning of period	1,737,354,893	1,671,166,800

End of period	$1,809,455,001	$1,737,354,893

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025		2024	2023	2022	2021
Net asset value, beginning of period	$17.13		$16.06		$16.07	$13.91	$18.20	$19.22

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.15		0.18	0.18	0.13	0.08	(aa)
Net realized and unrealized gain (loss)	2.08		2.89		1.91	2.78	(3.97)	2.90

Total from investment operations	2.16		3.04		2.09	2.96	(3.84)	2.98

Less distributions:
Dividends from net investment income	—		(0.14)		(0.22)	(0.14)	(0.05)	(0.19)
Distributions from net realized gains	—		(1.83)		(1.88)	(0.66)	(0.40)	(3.81)

Total dividends and distributions	—		(1.97)		(2.10)	(0.80)	(0.45)	(4.00)

Net asset value, end of period	$19.29		$17.13		$16.06	$16.07	$13.91	$18.20

Total return (b)(y)	12.61%		19.14%		12.62%	21.37%	(20.96)%	15.91%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,331,641		$1,267,410		$1,214,787	$1,181,788	$1,086,961	$1,488,733
Ratio of expenses to average net assets:
After waivers (a)(f)	1.07	%(i)	1.09	%(i)	1.10%	1.10%	1.10%	1.14	%(m)
Before waivers (a)(f)	1.16%		1.17%		1.17%	1.17%	1.16%	1.18	%(m)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	0.95%		0.88%		1.06%	1.17%	0.85%	0.38	%(bb)
Before waivers (a)(g)	0.87%		0.81%		0.99%	1.10%	0.79%	0.35	%(bb)
Portfolio turnover rate^	13	%(z)	12%		12%	12%	13%	11%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025		2024	2023	2022	2021
Net asset value, beginning of period	$17.24		$16.15		$16.15	$13.97	$18.28	$19.29

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.19		0.23	0.22	0.17	0.13	(aa)
Net realized and unrealized gain (loss)	2.10		2.92		1.92	2.80	(3.99)	2.91

Total from investment operations	2.21		3.11		2.15	3.02	(3.82)	3.04

Less distributions:
Dividends from net investment income	—		(0.19)		(0.27)	(0.18)	(0.09)	(0.24)
Distributions from net realized gains	—		(1.83)		(1.88)	(0.66)	(0.40)	(3.81)

Total dividends and distributions	—		(2.02)		(2.15)	(0.84)	(0.49)	(4.05)

Net asset value, end of period	$19.45		$17.24		$16.15	$16.15	$13.97	$18.28

Total return (b)(y)	12.82%		19.42%		12.88%	21.70%	(20.78)%	16.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$477,814		$469,945		$456,380	$473,091	$479,692	$647,493
Ratio of expenses to average net assets:
After waivers (a)(f)	0.82	%(i)	0.84	%(i)	0.85%	0.85%	0.85%	0.89	%(m)
Before waivers (a)(f)	0.91%		0.92%		0.92%	0.92%	0.91%	0.93	%(m)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	1.21%		1.13%		1.32%	1.43%	1.10%	0.63	%(bb)
Before waivers (a)(g)	1.12%		1.06%		1.25%	1.36%	1.04%	0.60	%(bb)
Portfolio turnover rate^	13	%(z)	12%		12%	12%	13%	11%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(m)	Includes Interest Expense of 0.04%.
(i)	Includes voluntary waiver from investment manager of 0.06% and 0.02% for the six months ended June 30, 2026 and year ended December 31, 2025, respectively.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.06 and $0.11 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.10% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.4%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	33,133	$685,853
Comcast Corp., Class A	16,989	417,080
Verizon Communications, Inc.	19,911	843,032

		1,945,965

Entertainment (0.4%)
Electronic Arts, Inc.	1,074	220,213
Live Nation Entertainment, Inc.*	755	138,248
Netflix, Inc.*	20,079	1,433,641
Take-Two Interactive Software, Inc.*	830	207,483
TKO Group Holdings, Inc., Class A	300	60,393
Walt Disney Co. (The)	8,280	796,950
Warner Bros Discovery, Inc.*	11,818	315,068

		3,171,996

Interactive Media & Services (2.7%)
Alphabet, Inc., Class A	27,961	9,992,423
Alphabet, Inc., Class C	22,538	7,963,351
Meta Platforms, Inc., Class A	10,472	5,898,773

		23,854,547

Media (0.0%)†
Charter Communications, Inc., Class A (x)*	399	56,742
EchoStar Corp., Class A (x)*	650	65,975
News Corp., Class A	1,740	43,204
News Corp., Class B	575	16,134
Omnicom Group, Inc.	1,359	98,976
Paramount Skydance Corp., Class B (x)	1,504	14,829
Trade Desk, Inc. (The), Class A*	2,036	36,811

		332,671

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	2,219	372,193

Total Communication Services		29,677,372

Consumer Discretionary (3.2%)
Automobile Components (0.0%)†
Aptiv plc*	1,009	61,932

Automobiles (0.7%)
Ford Motor Co.	18,663	259,416
General Motors Co.	4,300	331,444
Tesla, Inc.*	13,425	5,646,555

		6,237,415

Broadline Retail (1.3%)
Amazon.com, Inc.*	46,678	11,125,234
eBay, Inc.	2,117	236,575

		11,361,809

Distributors (0.0%)†
Genuine Parts Co.	656	77,395
Pool Corp.	153	32,880

		110,275

Hotels, Restaurants & Leisure (0.5%)
Airbnb, Inc., Class A*	1,993	285,198
Booking Holdings, Inc.	3,695	658,597
Carnival Corp. Ltd.	6,134	175,248
Chipotle Mexican Grill, Inc.*	6,117	207,978
Darden Restaurants, Inc.	546	112,481
Domino’s Pizza, Inc. (x)	146	43,222
DoorDash, Inc., Class A*	1,805	333,077
Expedia Group, Inc.	546	139,711
Hilton Worldwide Holdings, Inc.	1,086	358,880
Las Vegas Sands Corp.	1,422	65,682
Marriott International, Inc., Class A	1,044	386,896
McDonald’s Corp.	3,388	915,810
MGM Resorts International*	915	43,746
Norwegian Cruise Line Holdings Ltd.*	2,189	46,210
Royal Caribbean Cruises Ltd.	1,189	377,543
Starbucks Corp.	5,435	555,403
Wynn Resorts Ltd.	400	38,836
Yum! Brands, Inc.	1,314	210,056

		4,954,574

Household Durables (0.1%)
DR Horton, Inc.	1,258	204,903
Garmin Ltd.	782	185,756
Lennar Corp., Class A	1,026	92,843
NVR, Inc.*	13	88,574
PulteGroup, Inc.	908	124,587

		696,663

Leisure Products (0.0%)†
Hasbro, Inc.	641	52,940

Specialty Retail (0.5%)
AutoZone, Inc.*	79	252,479
Best Buy Co., Inc.	934	70,872
Carvana Co.*	3,416	224,841
Home Depot, Inc. (The)	4,750	1,675,230
Lowe’s Cos., Inc.	2,671	588,929
O’Reilly Automotive, Inc.*	3,952	363,940
Ross Stores, Inc.	1,536	326,937
TJX Cos., Inc. (The)	5,273	798,859
Tractor Supply Co.	2,501	79,057
Ulta Beauty, Inc.*	208	93,804
Williams-Sonoma, Inc.	561	130,769

		4,605,717

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	677	67,219
Lululemon Athletica, Inc.*	499	56,976
NIKE, Inc., Class B	5,720	234,806
Ralph Lauren Corp.	184	73,860
Tapestry, Inc.	963	140,964

		573,825

Total Consumer Discretionary		28,655,150

Consumer Staples (1.6%)
Beverages (0.4%)
Brown-Forman Corp., Class B (x)	803	21,400
Coca-Cola Co. (The)	18,465	1,500,651
Constellation Brands, Inc., Class A	665	92,495
Keurig Dr. Pepper, Inc.	6,488	212,352
Molson Coors Beverage Co., Class B	793	30,895
Monster Beverage Corp.*	3,404	327,192
PepsiCo, Inc.	6,517	882,402

		3,067,387

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples Distribution & Retail (0.6%)
Casey’s General Stores, Inc.	176	$139,883
Costco Wholesale Corp.	2,116	1,979,455
Dollar General Corp.	1,050	120,865
Dollar Tree, Inc.*	864	104,501
Kroger Co. (The)	2,705	150,209
Sysco Corp.	2,280	190,562
Target Corp.	2,166	282,901
Walmart, Inc.	20,905	2,367,700

		5,336,076

Food Products (0.1%)
Archer-Daniels-Midland Co.	2,298	175,567
Bunge Global SA	648	69,161
Campbell’s Co. (The) (x)	921	20,511
General Mills, Inc.	2,545	88,566
Hershey Co. (The)	707	124,043
Hormel Foods Corp.	1,391	34,525
J M Smucker Co. (The)	509	57,262
Kraft Heinz Co. (The)	4,071	96,157
McCormick & Co., Inc. (Non-Voting)	1,211	61,059
Mondelez International, Inc., Class A	6,121	354,039
Tyson Foods, Inc., Class A	1,345	77,001

		1,157,891

Household Products (0.3%)
Church & Dwight Co., Inc.	1,130	109,474
Clorox Co. (The)	577	55,069
Colgate-Palmolive Co.	3,816	349,851
Kimberly-Clark Corp.	1,583	173,766
Procter & Gamble Co. (The)	11,104	1,628,291

		2,316,451

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	1,179	93,082
Kenvue, Inc.	9,155	174,952

		268,034

Tobacco (0.2%)
Altria Group, Inc.	7,963	572,938
Philip Morris International, Inc.	7,432	1,344,523

		1,917,461

Total Consumer Staples		14,063,300

Energy (1.0%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	4,731	262,571
Halliburton Co.	3,984	135,257
SLB Ltd.	7,129	331,427

		729,255

Oil, Gas & Consumable Fuels (0.9%)
APA Corp.	1,686	54,913
Chevron Corp.	8,927	1,479,739
ConocoPhillips	5,809	603,904
Devon Energy Corp.	5,498	227,177
Diamondback Energy, Inc.	926	162,772
EOG Resources, Inc.	2,540	329,514
EQT Corp.	2,983	158,606
Expand Energy Corp.	1,141	104,048
Exxon Mobil Corp.	19,765	2,702,271
Kinder Morgan, Inc.	9,336	298,472
Marathon Petroleum Corp.	1,392	355,893
Occidental Petroleum Corp.	3,462	168,149
ONEOK, Inc.	3,004	261,168
Phillips 66	1,912	323,224
Targa Resources Corp.	1,024	274,575
Texas Pacific Land Corp.	276	120,789
Valero Energy Corp.	1,416	368,783
Williams Cos., Inc. (The)	5,832	433,551

		8,427,548

Total Energy		9,156,803

Financials (3.9%)
Banks (1.2%)
Bank of America Corp.	31,133	1,773,958
Citigroup, Inc.	8,133	1,138,295
Citizens Financial Group, Inc.	2,016	141,261
Fifth Third Bancorp	4,322	243,631
Huntington Bancshares, Inc.	9,666	171,378
JPMorgan Chase & Co.	12,777	4,182,295
KeyCorp	4,395	101,305
PNC Financial Services Group, Inc. (The)	1,915	471,511
Regions Financial Corp.	4,069	122,884
Truist Financial Corp.	5,941	295,981
US Bancorp	7,402	447,081
Wells Fargo & Co.	14,592	1,205,883

		10,295,463

Capital Markets (0.9%)
Ameriprise Financial, Inc.	429	196,808
Ares Management Corp., Class A	1,006	111,978
Bank of New York Mellon Corp. (The)	3,273	473,308
BlackRock, Inc.	688	661,553
Blackstone, Inc.	3,542	416,787
Cboe Global Markets, Inc.	499	121,092
Charles Schwab Corp. (The)	7,795	719,245
CME Group, Inc.	1,728	381,594
Coinbase Global, Inc., Class A*	1,061	155,107
FactSet Research Systems, Inc.	174	40,034
Franklin Resources, Inc.	1,462	48,641
Interactive Brokers Group, Inc., Class A	2,124	184,873
Intercontinental Exchange, Inc.	2,697	332,028
Invesco Ltd.	2,114	55,788
KKR & Co., Inc.	3,297	302,599
Moody’s Corp.	716	324,291
Morgan Stanley	5,716	1,194,873
MSCI, Inc.	347	194,334
Nasdaq, Inc.	2,130	167,887
Northern Trust Corp.	882	153,327
Raymond James Financial, Inc.	827	125,729
Robinhood Markets, Inc., Class A*	3,773	378,356
S&P Global, Inc.	1,446	588,898
State Street Corp.	1,320	223,872

		7,553,002

Consumer Finance (0.2%)
American Express Co.	2,538	858,478
Capital One Financial Corp.	2,967	595,240
Synchrony Financial	1,604	121,984

		1,575,702

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Financial Services (1.1%)
Apollo Global Management, Inc.	2,199	$260,164
Berkshire Hathaway, Inc., Class B*	8,742	4,374,409
Block, Inc., Class A*	2,552	193,952
Corpay, Inc.*	312	103,980
Fiserv, Inc.*	2,543	124,734
Global Payments, Inc.	1,109	80,469
Jack Henry & Associates, Inc.	339	46,694
Mastercard, Inc., Class A	3,848	1,976,333
PayPal Holdings, Inc.	4,206	181,615
Visa, Inc., Class A	7,914	2,715,214

		10,057,564

Insurance (0.5%)
Aflac, Inc.	2,184	256,074
Allstate Corp. (The)	1,227	291,952
American International Group, Inc.	2,528	188,412
Aon plc, Class A	1,018	337,660
Arch Capital Group Ltd.*	1,659	161,023
Arthur J Gallagher & Co.	1,225	281,223
Assurant, Inc.	236	63,373
Brown & Brown, Inc.	1,390	89,169
Chubb Ltd.	1,720	586,073
Cincinnati Financial Corp.	738	136,633
Erie Indemnity Co., Class A (x)	121	29,010
Everest Group Ltd.	189	67,516
Globe Life, Inc.	370	66,112
Hartford Insurance Group, Inc. (The)	1,307	173,204
Loews Corp.	805	91,134
Marsh & McLennan Cos., Inc.	2,297	382,841
MetLife, Inc.	2,577	218,040
Principal Financial Group, Inc.	937	100,990
Progressive Corp. (The)	2,786	608,602
Prudential Financial, Inc.	1,655	178,624
Travelers Cos., Inc. (The)	1,014	334,742
W.R. Berkley Corp.	1,402	98,883
Willis Towers Watson plc	450	117,616

		4,858,906

Total Financials		34,340,637

Health Care (3.1%)
Biotechnology (0.6%)
AbbVie, Inc.	8,425	2,120,067
Amgen, Inc.	2,574	932,097
Biogen, Inc.*	704	152,106
Gilead Sciences, Inc.	5,920	747,933
Incyte Corp.*	800	90,688
Moderna, Inc.*	1,684	117,931
Regeneron Pharmaceuticals, Inc.	476	296,805
Vertex Pharmaceuticals, Inc.*	1,210	601,043

		5,058,670

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories	8,306	753,686
Align Technology, Inc.*	318	53,634
Baxter International, Inc.	2,463	52,511
Becton Dickinson & Co.	1,314	198,848
Boston Scientific Corp.*	7,088	302,516
Cooper Cos., Inc. (The)*	930	66,690
Dexcom, Inc.*	1,840	123,924
Edwards Lifesciences Corp.*	2,746	248,403
GE HealthCare Technologies, Inc.	2,169	138,838
IDEXX Laboratories, Inc.*	376	197,941
Insulet Corp.*	330	50,242
Intuitive Surgical, Inc.*	1,689	671,682
Medtronic plc	6,122	478,924
ResMed, Inc.	692	134,857
Solventum Corp.*	702	54,159
STERIS plc	468	98,547
Stryker Corp.	1,645	517,912
Zimmer Biomet Holdings, Inc.	923	79,461

		4,222,775

Health Care Providers & Services (0.6%)
Cardinal Health, Inc.	1,117	265,355
Cencora, Inc.	928	262,605
Centene Corp.*	2,237	143,593
Cigna Group (The)	1,261	347,632
CVS Health Corp.	6,084	629,390
DaVita, Inc.*	153	34,039
Elevance Health, Inc.	1,036	400,652
HCA Healthcare, Inc.	740	288,519
Henry Schein, Inc.*	462	38,586
Humana, Inc.	573	227,607
Labcorp Holdings, Inc.	391	109,480
McKesson Corp.	573	432,959
Quest Diagnostics, Inc.	528	111,910
UnitedHealth Group, Inc.	4,330	1,799,678
Universal Health Services, Inc., Class B	254	37,767

		5,129,772

Health Care Technology (0.0%)†
Veeva Systems, Inc., Class A*	716	127,069

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	1,348	179,055
Bio-Techne Corp.	747	52,775
Charles River Laboratories International, Inc.*	230	52,162
Danaher Corp.	3,004	572,202
IQVIA Holdings, Inc.*	796	153,803
Mettler-Toledo International, Inc.*	96	122,641
Revvity, Inc.	532	59,190
Thermo Fisher Scientific, Inc.	1,772	888,410
Waters Corp.*	468	175,519
West Pharmaceutical Services, Inc.	337	120,983

		2,376,740

Pharmaceuticals (1.2%)
Bristol-Myers Squibb Co.	9,737	561,046
Eli Lilly & Co.	3,772	4,524,250
Johnson & Johnson	11,479	2,915,322
Merck & Co., Inc.	11,777	1,513,344
Pfizer, Inc.	27,177	654,422
Viatris, Inc.	5,553	88,182
Zoetis, Inc.	1,999	143,648

		10,400,214

Total Health Care		27,315,240

Industrials (3.1%)
Aerospace & Defense (0.8%)
Axon Enterprise, Inc.*	384	215,274
Boeing Co. (The)*	3,759	813,711

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
GE Aerospace	4,975	$1,859,307
General Dynamics Corp.	1,210	428,630
Honeywell Aerospace, Inc.*	1,486	328,525
Howmet Aerospace, Inc.	1,908	512,985
Huntington Ingalls Industries, Inc.	188	52,619
L3Harris Technologies, Inc.	888	258,044
Lockheed Martin Corp.	967	492,648
Northrop Grumman Corp.	637	324,430
RTX Corp.	6,422	1,218,446
Textron, Inc.	829	76,044
TransDigm Group, Inc.	267	355,655

		6,936,318

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	562	105,847
Expeditors International of Washington, Inc.	624	101,700
FedEx Corp.	1,047	327,847
United Parcel Service, Inc., Class B	3,560	382,700

		918,094

Building Products (0.2%)
A.O. Smith Corp.	534	33,493
Allegion plc	410	57,601
Builders FirstSource, Inc.*	513	45,903
Carrier Global Corp.	3,723	273,082
Johnson Controls International plc	2,909	425,034
Lennox International, Inc.	151	86,515
Masco Corp.	962	78,278
Trane Technologies plc	1,054	517,683

		1,517,589

Commercial Services & Supplies (0.1%)
Cintas Corp.	1,622	275,870
Copart, Inc.*	4,226	119,131
Republic Services, Inc.	954	203,278
Rollins, Inc.	1,400	58,436
Veralto Corp.	1,171	103,844
Waste Management, Inc.	1,762	392,715

		1,153,274

Construction & Engineering (0.1%)
Comfort Systems USA, Inc.	168	332,968
EMCOR Group, Inc.	212	175,934
Quanta Services, Inc.	716	515,549

		1,024,451

Electrical Equipment (0.4%)
AMETEK, Inc.	1,093	264,440
Eaton Corp. plc	1,852	789,174
Emerson Electric Co.	2,671	382,354
GE Vernova, Inc.	1,281	1,504,996
Generac Holdings, Inc.*	281	82,280
Hubbell, Inc., Class B	252	131,846
Rockwell Automation, Inc.	531	262,888
Vertiv Holdings Co., Class A	1,832	613,390

		4,031,368

Ground Transportation (0.3%)
CSX Corp.	8,860	421,116
Fedex Freight Holding Co., Inc.*	518	78,218
JB Hunt Transport Services, Inc.	355	102,747
Norfolk Southern Corp.	1,071	336,926
Old Dominion Freight Line, Inc.	873	189,092
Uber Technologies, Inc.*	9,707	700,457
Union Pacific Corp.	2,831	770,032

		2,598,588

Industrial Conglomerates (0.1%)
3M Co.	2,487	402,670
Honeywell International, Inc.	1,486	332,715

		735,385

Machinery (0.7%)
Caterpillar, Inc.	2,196	2,338,520
Cummins, Inc.	658	469,292
Deere & Co.	1,198	759,927
Dover Corp.	642	143,988
Fortive Corp.	1,454	88,825
IDEX Corp.	353	80,113
Illinois Tool Works, Inc.	1,248	337,547
Ingersoll Rand, Inc.	1,698	139,219
Nordson Corp.	253	76,328
Otis Worldwide Corp.	1,830	131,028
PACCAR, Inc.	2,510	301,501
Parker-Hannifin Corp.	601	587,850
Pentair plc	771	59,105
Snap-on, Inc.	247	99,393
Stanley Black & Decker, Inc.	741	69,743
Westinghouse Air Brake Technologies Corp.	809	218,106
Xylem, Inc.	1,133	133,932

		6,034,417

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	3,116	291,845
Southwest Airlines Co.	2,331	119,860
United Airlines Holdings, Inc.*	1,548	210,512

		622,217

Professional Services (0.1%)
Automatic Data Processing, Inc.	1,906	426,849
Broadridge Financial Solutions, Inc.	552	75,596
Equifax, Inc.	568	90,153
Jacobs Solutions, Inc.	563	70,938
Leidos Holdings, Inc.	600	61,782
Paychex, Inc.	1,538	151,232
Verisk Analytics, Inc.	625	112,206

		988,756

Trading Companies & Distributors (0.1%)
Fastenal Co.	5,474	262,916
United Rentals, Inc.	299	338,734
W.W. Grainger, Inc.	207	281,603

		883,253

Total Industrials		27,443,710

Information Technology (13.3%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	4,924	836,489
Ciena Corp.*	674	330,638
Cisco Systems, Inc.	18,835	2,212,359
F5, Inc.*	269	111,893

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Lumentum Holdings, Inc.*	371	$318,340
Motorola Solutions, Inc.	792	328,910

		4,138,629

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	5,866	1,034,293
CDW Corp.	609	85,650
Coherent Corp.*	933	368,041
Corning, Inc.	3,735	954,031
Flex Ltd.*	1,753	284,109
Jabil, Inc.	503	193,896
Keysight Technologies, Inc.*	818	286,357
TE Connectivity plc	1,392	280,641
Teledyne Technologies, Inc.*	221	147,385
Zebra Technologies Corp., Class A*	227	59,760

		3,694,163

IT Services (0.2%)
Accenture plc, Class A	2,928	364,360
Akamai Technologies, Inc.*	693	81,920
Cognizant Technology Solutions Corp., Class A	2,260	87,530
Gartner, Inc.*	319	41,349
GoDaddy, Inc., Class A*	631	53,559
International Business Machines Corp.	4,482	1,260,383
VeriSign, Inc.	391	98,360

		1,987,461

Semiconductors & Semiconductor Equipment (6.7%)
Advanced Micro Devices, Inc.*	7,775	4,516,575
Analog Devices, Inc.	2,328	924,612
Applied Materials, Inc.	3,784	2,735,832
Broadcom, Inc.	22,577	8,528,462
First Solar, Inc.*	512	120,811
Intel Corp.*	22,528	3,145,585
KLA Corp.	6,229	1,879,352
Lam Research Corp.	5,963	2,583,947
Marvell Technology, Inc.	4,175	1,243,691
Microchip Technology, Inc.	2,580	235,296
Micron Technology, Inc.	5,378	6,207,772
Monolithic Power Systems, Inc.	234	323,472
NVIDIA Corp.	115,494	23,109,194
NXP Semiconductors NV	1,204	338,360
ON Semiconductor Corp.*	1,869	176,695
Qnity Electronics, Inc.	998	162,983
QUALCOMM, Inc.	5,026	928,754
Skyworks Solutions, Inc. (x)	717	48,613
Teradyne, Inc.	746	360,945
Texas Instruments, Inc.	4,340	1,293,624

		58,864,575

Software (2.6%)
Adobe, Inc.*	1,927	395,074
AppLovin Corp., Class A*	1,283	661,040
Autodesk, Inc.*	1,007	195,781
Cadence Design Systems, Inc.*	1,315	493,546
Crowdstrike Holdings, Inc., Class A*	1,214	926,452
Datadog, Inc., Class A*	1,578	410,848
Fair Isaac Corp.*	111	132,621
Fortinet, Inc.*	2,970	456,251
Gen Digital, Inc.	2,628	65,411
Intuit, Inc.	1,319	344,259
Microsoft Corp.	35,422	13,213,114
Oracle Corp.	8,091	1,185,736
Palantir Technologies, Inc., Class A*	10,949	1,277,420
Palo Alto Networks, Inc.*	3,867	1,318,724
PTC, Inc.*	551	62,599
Roper Technologies, Inc.	481	162,766
Salesforce, Inc.	3,901	611,131
ServiceNow, Inc.*	4,918	488,259
Synopsys, Inc.*	913	407,262
Trimble, Inc.*	1,112	56,912
Tyler Technologies, Inc.*	201	58,784
Workday, Inc., Class A*	971	118,870

		23,042,860

Technology Hardware, Storage & Peripherals (2.9%)
Apple, Inc.	70,036	20,265,617
Dell Technologies, Inc., Class C	1,379	594,983
Hewlett Packard Enterprise Co.	6,327	285,411
HP, Inc.	4,361	95,680
NetApp, Inc.	941	145,629
Sandisk Corp.*	706	1,605,253
Seagate Technology Holdings plc	1,069	1,031,585
Super Micro Computer, Inc. (x)*	2,684	78,722
Western Digital Corp.	1,644	1,050,056

		25,152,936

Total Information Technology		116,880,624

Materials (0.6%)
Chemicals (0.3%)
Air Products and Chemicals, Inc.	1,062	311,357
Albemarle Corp.	562	75,887
CF Industries Holdings, Inc.	733	79,355
Corteva, Inc.	3,189	270,077
Dow, Inc.	3,437	94,036
DuPont de Nemours, Inc.	652	88,437
Ecolab, Inc.	1,208	336,561
International Flavors & Fragrances, Inc.	1,217	96,411
Linde plc	2,205	1,144,263
LyondellBasell Industries NV, Class A	1,231	64,812
Mosaic Co. (The)	1,516	32,124
PPG Industries, Inc.	1,063	128,931
Sherwin-Williams Co. (The)	1,094	376,686

		3,098,937

Construction Materials (0.1%)
CRH plc	3,186	340,902
Martin Marietta Materials, Inc.	286	164,936
Vulcan Materials Co.	619	182,611

		688,449

Containers & Packaging (0.1%)
Amcor plc	2,205	95,587
Avery Dennison Corp.	365	59,258
Ball Corp.	1,270	79,248
International Paper Co.	2,525	96,202
Packaging Corp. of America	422	100,554
Smurfit Westrock plc	2,501	115,696

		546,545

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	6,855	431,111

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Newmont Corp.	5,091	$475,499
Nucor Corp.	1,086	241,907
Steel Dynamics, Inc.	646	148,231

		1,296,748

Total Materials		5,630,679

Real Estate (0.6%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	748	39,532
Healthpeak Properties, Inc. (REIT)	3,287	70,342
Ventas, Inc. (REIT)	2,318	205,838
Welltower, Inc. (REIT)	3,366	763,981

		1,079,693

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	3,037	72,007

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	4,446	602,300

Office REITs (0.0%)†
BXP, Inc. (REIT)	707	46,881

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	1,396	188,027
CoStar Group, Inc.*	1,947	55,139

		243,166

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	662	124,913
Camden Property Trust (REIT)	479	54,841
Equity Residential (REIT)	1,626	110,454
Essex Property Trust, Inc. (REIT)	306	89,227
Invitation Homes, Inc. (REIT)	2,606	78,727
Mid-America Apartment Communities, Inc. (REIT)	555	77,112
UDR, Inc. (REIT)	1,410	56,287

		591,561

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	375	46,290
Kimco Realty Corp. (REIT)	3,216	81,525
Realty Income Corp. (REIT)	4,447	275,536
Regency Centers Corp. (REIT)	786	62,676
Simon Property Group, Inc. (REIT)	1,546	345,763

		811,790

Specialized REITs (0.2%)
American Tower Corp. (REIT)	2,222	363,453
Crown Castle, Inc. (REIT)	2,081	157,594
Digital Realty Trust, Inc. (REIT)	1,575	282,839
Equinix, Inc. (REIT)	470	489,923
Extra Space Storage, Inc. (REIT)	1,007	146,317
Iron Mountain, Inc. (REIT)	1,419	179,234
Public Storage (REIT)	753	239,687
SBA Communications Corp. (REIT)	506	89,289
VICI Properties, Inc. (REIT), Class A	5,211	138,352
Weyerhaeuser Co. (REIT)	3,438	82,306

		2,168,994

Total Real Estate		5,616,392

Utilities (0.8%)
Electric Utilities (0.5%)
Alliant Energy Corp.	1,232	93,989
American Electric Power Co., Inc.	2,595	355,022
Constellation Energy Corp.	1,524	378,516
Duke Energy Corp.	3,717	470,498
Edison International	1,835	136,616
Entergy Corp.	2,183	250,739
Evergy, Inc.	1,099	94,987
Eversource Energy	1,793	129,580
Exelon Corp.	4,879	227,459
FirstEnergy Corp.	2,482	117,994
NextEra Energy, Inc.	9,944	872,785
NRG Energy, Inc.	1,006	146,936
PG&E Corp.	10,501	176,627
Pinnacle West Capital Corp.	578	61,846
PPL Corp.	3,588	130,424
Southern Co. (The)	5,375	514,441
Xcel Energy, Inc.	2,977	239,053

		4,397,512

Gas Utilities (0.0%)†
Atmos Energy Corp.	796	137,127

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	3,401	49,858
Vistra Corp.	1,511	239,690

		289,548

Multi-Utilities (0.2%)
Ameren Corp.	1,320	149,213
CenterPoint Energy, Inc.	3,119	137,361
CMS Energy Corp.	1,473	112,685
Consolidated Edison, Inc.	1,757	194,377
Dominion Energy, Inc.	4,194	286,408
DTE Energy Co.	992	151,151
NiSource, Inc.	2,286	108,699
Public Service Enterprise Group, Inc.	2,376	192,836
Sempra	3,117	288,977
WEC Energy Group, Inc.	1,553	181,344

		1,803,051

Water Utilities (0.0%)†
American Water Works Co., Inc.	931	122,501

Total Utilities		6,749,739

Total Common Stocks (34.6%) (Cost $299,409,976)		305,529,646

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (29.8%)
Vanguard Intermediate-Term Corporate Bond ETF (x)	3,180,700	262,884,855

Total Exchange Traded Funds (29.8%) (Cost $266,461,625)		262,884,855

SHORT-TERM INVESTMENTS:
Investment Companies (35.7%)
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	2,000,000	2,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Goldman Sachs Financial Square Funds - Government Fund 3.54% (7 day yield) ‡	64,304,804	$64,304,804
Goldman Sachs Financial Square Funds - Treasury Obligations Fund 3.53% (7 day yield) ‡	59,981,816	59,981,816
Goldman Sachs Financial Square Funds - Treasury Solutions Fund 3.52% (7 day yield) ‡	62,101,917	62,101,917
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	17,005,121	17,005,121
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	109,216,680	109,216,680

Total Investment Companies		314,610,338

Total Short-Term Investments (35.7%) (Cost $314,646,101)		314,610,338

Total Investments in Securities (100.1%) (Cost $880,517,702)		883,024,839
Other Assets Less Liabilities (-0.1%)		(783,120)

Net Assets (100%)		$882,241,719

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $20,284,942. This was collateralized by $1,825,471 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.250%, maturing 1/15/27 – 5/15/56 and by cash of $19,005,121 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Money Market Funds
Goldman Sachs Financial Square Funds – Government Fund 3.54% (7 day yield)	64,304,804	71,796,744	2,508,060	(10,000,000)	—	—	64,304,804	1,122,346	—
Goldman Sachs Financial Square Funds – Treasury Obligations Fund 3.53% (7 day yield)	59,981,816	57,555,480	2,426,336	—	—	—	59,981,816	1,042,973	—
Goldman Sachs Financial Square Funds – Treasury Solutions Fund 3.52% (7 day yield)	62,101,917	59,640,511	2,461,406	—	—	—	62,101,917	1,002,432	—

Total		188,992,735	7,395,802	(10,000,000)	—	—	186,388,537	3,167,751	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,076	9/2026	EUR	78,143,054	361,925
FTSE 100 Index	384	9/2026	GBP	53,693,847	40,654
Russell 2000 E-Mini Index	348	9/2026	USD	52,993,440	1,361,152
S&P Midcap 400 E-Mini Index	200	9/2026	USD	77,700,000	1,120,469
TOPIX Index	225	9/2026	JPY	55,393,770	1,333,258

					4,217,458

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$29,677,372	$—	$—	$29,677,372
Consumer Discretionary	28,655,150	—	—	28,655,150
Consumer Staples	14,063,300	—	—	14,063,300
Energy	9,156,803	—	—	9,156,803
Financials	34,340,637	—	—	34,340,637
Health Care	27,315,240	—	—	27,315,240
Industrials	27,443,710	—	—	27,443,710
Information Technology	116,880,624	—	—	116,880,624
Materials	5,630,679	—	—	5,630,679
Real Estate	5,616,392	—	—	5,616,392
Utilities	6,749,739	—	—	6,749,739
Exchange Traded Fund	262,884,855	—	—	262,884,855
Futures	4,217,458	—	—	4,217,458
Short-Term Investments
Investment Companies	314,610,338	—	—	314,610,338

Total Assets	$887,242,297	$—	$—	$887,242,297

Total Liabilities	$—	$—	$—	$—

Total	$887,242,297	$—	$—	$887,242,297

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$4,217,458	*

Total		$4,217,458

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$36,156,258	$36,156,258

Total	$36,156,258	$36,156,258

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$3,698,729	$3,698,729

Total	$3,698,729	$3,698,729

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$317,467,000

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$364,001,119
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$305,467,378

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,875,867
Aggregate gross unrealized depreciation	(10,796,494)

Net unrealized appreciation	$6,079,373

Federal income tax cost of investments in securities and derivative instruments, if applicable	$881,162,924

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $186,388,537)	$186,388,537
Unaffiliated Issuers (Cost $694,129,165)	696,636,302
Cash	499,945
Foreign cash (Cost $37,914)	37,453
Cash held as collateral at broker for futures	21,272,284
Due from broker for futures variation margin	2,663,373
Dividends, interest and other receivables	1,009,564
Receivable for securities sold	198,002
Receivable for Portfolio shares sold	177,597
Securities lending income receivable	26,872
Other assets	12,347

Total assets	908,922,276

LIABILITIES
Payable for return of collateral on securities loaned	19,005,121
Payable for securities purchased	6,690,626
Investment management fees payable	486,118
Distribution fees payable - Class IB	179,750
Payable for Portfolio shares repurchased	178,342
Administrative fees payable	89,727
Accrued expenses	50,873

Total liabilities	26,680,557

Commitments and contingent liabilities^
NET ASSETS	$882,241,719

Net assets were comprised of:
Paid in capital	$732,283,579
Total distributable earnings (loss)	149,958,140

Net assets	$882,241,719

Class IB
Net asset value, offering and redemption price per share, $882,241,719 / 63,192,577 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.96

(x)	Includes value of securities on loan of $20,284,942.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends ($3,167,751 of dividend income received from affiliates) (net of $530 foreign withholding tax)	$11,042,849
Interest	223,562
Securities lending (net)	274,636

Total income	11,541,047

EXPENSES
Investment management fees	3,282,803
Distribution fees - Class IB	1,032,280
Administrative fees	514,086
Professional fees	37,780
Printing and mailing expenses	20,768
Trustees’ fees	11,309
Custodian fees	7,792
Miscellaneous	15,540

Gross expenses	4,922,358
Less: Waiver from investment manager	(358,666)
Voluntary waiver from investment manager	(173,520)

Net expenses	4,390,172

NET INVESTMENT INCOME (LOSS)	7,150,875

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	118,869,790
Futures contracts	36,156,258
Foreign currency transactions	(334,703)

Net realized gain (loss)	154,691,345

Change in unrealized appreciation (depreciation) on:
Investments in securities	(94,563,017)
Futures contracts	3,698,729
Foreign currency translations	(44,481)

Net change in unrealized appreciation (depreciation)	(90,908,769)

NET REALIZED AND UNREALIZED GAIN (LOSS)	63,782,576

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$70,933,451

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,150,875	$16,352,497
Net realized gain (loss)	154,691,345	16,566,928
Net change in unrealized appreciation (depreciation)	(90,908,769)	49,233,174

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	70,933,451	82,152,599

Distributions to shareholders:
Class IB	—	(47,123,693)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,607,857 and 10,362,758 shares, respectively ]	47,611,515	129,621,700
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,670,998 shares, respectively ]	—	47,123,693
Capital shares repurchased [ (1,696,586) and (1,722,134) shares, respectively ]	(22,690,825)	(21,628,382)

Total Class IB transactions	24,920,690	155,117,011

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	24,920,690	155,117,011

TOTAL INCREASE (DECREASE) IN NET ASSETS	95,854,141	190,145,917
NET ASSETS:
Beginning of period	786,387,578	596,241,661

End of period	$882,241,719	$786,387,578

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025		2024		2023	2022	2021
Net asset value, beginning of period	$12.83		$12.18		$11.39		$9.88	$11.82	$11.41

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11		0.30		0.33		0.27	0.10	—	#
Net realized and unrealized gain (loss)	1.02		1.17		1.09		1.47	(1.92)	1.52

Total from investment operations	1.13		1.47		1.42		1.74	(1.82)	1.52

Less distributions:
Dividends from net investment income	—		(0.28)		(0.29)		(0.23)	(0.08)	(0.02)
Distributions from net realized gains	—		(0.54)		(0.34)		—	(0.04)	(1.09)

Total dividends and distributions	—		(0.82)		(0.63)		(0.23)	(0.12)	(1.11)

Net asset value, end of period	$13.96		$12.83		$12.18		$11.39	$9.88	$11.82

Total return (b)(y)	8.81%		12.09%		12.30%		17.62%	(15.46)%	13.58%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$882,242		$786,388		$596,242		$404,285	$248,619	$224,275
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	1.06	%(i)	1.06	%(i)	1.05	%(i)	1.06%	1.11%	1.13	%(h)
Before waivers (a)(f)	1.19%		1.20%		1.21%		1.22%	1.23%	1.23	%(h)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)(x)	1.73%		2.38%		2.65%		2.53%	0.95%	0.02%
Before waivers (a)(g)(x)	1.60%		2.23%		2.50%		2.37%	0.83%	(0.08)%
Portfolio turnover rate^	59	%(z)	16%		9%		6%	23%	13%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(h)	Includes Interest Expense of 0.01%.
(i)	Includes voluntary waiver from investment manager of 0.04% for the six months ended June 30, 2026 and years ended December 31, 2025 and 2024, respectively.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.15%, 1.15%, 1.15%, 1.15%, 1.18% and 1.20% for Class IB for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.0%)
Entertainment (1.2%)
Live Nation Entertainment, Inc.*	13,458	$2,464,294

Media (0.8%)
Omnicom Group, Inc.	21,777	1,586,019

Total Communication Services		4,050,313

Consumer Discretionary (9.1%)
Automobile Components (2.0%)
Aptiv plc*	20,324	1,247,487
BorgWarner, Inc.	40,763	2,706,664

		3,954,151

Broadline Retail (1.5%)
eBay, Inc.	26,315	2,940,701

Hotels, Restaurants & Leisure (3.1%)
Aramark	79,689	4,534,304
Wyndham Hotels & Resorts, Inc.	19,862	1,672,579

		6,206,883

Specialty Retail (2.5%)
Burlington Stores, Inc.*	7,543	2,389,622
Ross Stores, Inc.	12,515	2,663,818

		5,053,440

Total Consumer Discretionary		18,155,175

Consumer Staples (5.3%)
Beverages (2.5%)
Coca-Cola Europacific Partners plc	49,504	4,953,865

Consumer Staples Distribution & Retail (2.8%)
Performance Food Group Co.*	49,765	5,563,230

Total Consumer Staples		10,517,095

Energy (7.0%)
Energy Equipment & Services (0.7%)
Baker Hughes Co.	26,176	1,452,768

Oil, Gas & Consumable Fuels (6.3%)
Cheniere Energy, Inc.	21,274	5,084,699
Devon Energy Corp.	69,963	2,890,871
Expand Energy Corp.	17,166	1,565,368
Permian Resources Corp., Class A	66,350	1,221,503
Phillips 66	10,159	1,717,379

		12,479,820

Total Energy		13,932,588

Financials (15.5%)
Banks (5.8%)
Fifth Third Bancorp	62,528	3,524,703
Flagstar Bank NA	65,814	983,261
Huntington Bancshares, Inc.	91,889	1,629,192
PNC Financial Services Group, Inc. (The)	14,325	3,527,102
Wintrust Financial Corp.	11,418	1,835,101

		11,499,359

Capital Markets (4.6%)
Bank of New York Mellon Corp. (The)	11,604	1,678,055
Intercontinental Exchange, Inc.	26,282	3,235,577
Invesco Ltd.	44,577	1,176,387
LPL Financial Holdings, Inc.	10,668	3,004,962

		9,094,981

Consumer Finance (2.4%)
Capital One Financial Corp.	12,133	2,434,122
Synchrony Financial	31,994	2,433,144

		4,867,266

Financial Services (0.6%)
Global Payments, Inc.	17,213	1,248,975

Insurance (2.1%)
American Financial Group, Inc.	14,286	1,999,183
Unum Group	23,674	2,116,455

		4,115,638

Total Financials		30,826,219

Health Care (8.8%)
Biotechnology (1.2%)
Cytokinetics, Inc.*	10,548	898,584
Insmed, Inc.*	6,115	651,981
Spyre Therapeutics, Inc.*	9,897	878,656

		2,429,221

Health Care Equipment & Supplies (1.0%)
Dexcom, Inc.*	14,155	953,339
Edwards Lifesciences Corp.*	11,705	1,058,835

		2,012,174

Health Care Providers & Services (2.7%)
Cencora, Inc.	9,859	2,789,900
Quest Diagnostics, Inc.	12,146	2,574,344

		5,364,244

Life Sciences Tools & Services (1.6%)
Agilent Technologies, Inc.	24,121	3,203,992

Pharmaceuticals (2.3%)
Royalty Pharma plc, Class A	79,024	4,430,876

Total Health Care		17,440,507

Industrials (18.4%)
Aerospace & Defense (1.8%)
L3Harris Technologies, Inc.	12,612	3,664,921

Building Products (0.7%)
Builders FirstSource, Inc.*	14,906	1,333,789

Commercial Services & Supplies (0.7%)
Cintas Corp.	8,257	1,404,351

Electrical Equipment (2.2%)
Rockwell Automation, Inc.	8,821	4,367,101

Ground Transportation (1.5%)
Old Dominion Freight Line, Inc.	7,475	1,619,085
Saia, Inc.*	3,000	1,263,480

		2,882,565

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (5.2%)
Ingersoll Rand, Inc.	50,599	$4,148,612
ITT, Inc.	15,133	2,992,702
Lincoln Electric Holdings, Inc.	11,973	3,178,951

		10,320,265

Passenger Airlines (1.6%)
United Airlines Holdings, Inc.*	24,027	3,267,432

Trading Companies & Distributors (4.7%)
United Rentals, Inc.	5,316	6,022,443
W.W. Grainger, Inc.	955	1,299,182
WESCO International, Inc.	5,633	1,945,807

		9,267,432

Total Industrials		36,507,856

Information Technology (10.0%)
Communications Equipment (1.6%)
Lumentum Holdings, Inc.*	1,195	1,025,382
Motorola Solutions, Inc.	5,043	2,094,307

		3,119,689

Electronic Equipment, Instruments & Components (5.6%)
Coherent Corp.*	5,578	2,200,354
Ingram Micro Holding Corp.	126,246	3,462,928
Jabil, Inc.	2,680	1,033,086
Mirion Technologies, Inc., Class A*	242,925	4,355,645

		11,052,013

IT Services (0.5%)
Cloudflare, Inc., Class A*	4,487	1,100,571

Software (1.3%)
Zoom Communications, Inc., Class A*	15,821	1,365,511
Zscaler, Inc.*	8,116	1,145,573

		2,511,084

Technology Hardware, Storage & Peripherals (1.0%)
Hewlett Packard Enterprise Co.	44,918	2,026,251

Total Information Technology		19,809,608

Materials (7.5%)
Chemicals (1.5%)
Celanese Corp.	20,219	930,074
Solstice Advanced Materials, Inc.	23,159	2,051,888

		2,981,962

Construction Materials (4.2%)
James Hardie Industries plc (ADR)*	89,506	2,343,267
Martin Marietta Materials, Inc.	10,546	6,081,878

		8,425,145

Containers & Packaging (0.8%)
International Paper Co.	40,689	1,550,251

Metals & Mining (1.0%)
Steel Dynamics, Inc.	8,385	1,924,022

Total Materials		14,881,380

Real Estate (6.3%)
Industrial REITs (0.7%)
EastGroup Properties, Inc. (REIT)	7,123	1,442,621

Real Estate Management & Development (0.9%)
CBRE Group, Inc., Class A*	12,695	1,709,890

Residential REITs (1.1%)
Mid-America Apartment Communities, Inc. (REIT)	16,531	2,296,817

Specialized REITs (3.6%)
Digital Realty Trust, Inc. (REIT)	22,202	3,987,035
VICI Properties, Inc. (REIT), Class A	117,714	3,125,307

		7,112,342

Total Real Estate		12,561,670

Utilities (8.7%)
Electric Utilities (3.3%)
PG&E Corp.	177,337	2,982,808
Xcel Energy, Inc.	43,349	3,480,925

		6,463,733

Gas Utilities (0.8%)
Atmos Energy Corp.	9,620	1,657,237

Independent Power and Renewable Electricity Producers (1.2%)
Talen Energy Corp.*	2,663	1,023,284
Vistra Corp.	8,882	1,408,952

		2,432,236

Multi-Utilities (3.4%)
Ameren Corp.	20,024	2,263,513
CMS Energy Corp.	36,628	2,802,042
Consolidated Edison, Inc.	15,871	1,755,809

		6,821,364

Total Utilities		17,374,570

Total Investments in Securities (98.6%) (Cost $171,165,028)		196,056,981
Other Assets Less Liabilities (1.4%)		2,698,020

Net Assets (100%)		$198,755,001

*	Non-income producing.

Glossary:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,050,313	$—	$—	$4,050,313
Consumer Discretionary	18,155,175	—	—	18,155,175
Consumer Staples	10,517,095	—	—	10,517,095
Energy	13,932,588	—	—	13,932,588
Financials	30,826,219	—	—	30,826,219
Health Care	17,440,507	—	—	17,440,507
Industrials	36,507,856	—	—	36,507,856
Information Technology	19,809,608	—	—	19,809,608
Materials	14,881,380	—	—	14,881,380
Real Estate	12,561,670	—	—	12,561,670
Utilities	17,374,570	—	—	17,374,570

Total Assets	$196,056,981	$—	$—	$196,056,981

Total Liabilities	$—	$—	$—	$—

Total	$196,056,981	$—	$—	$196,056,981

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$160,221,906
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$159,104,404

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,963,271
Aggregate gross unrealized depreciation	(6,362,223)

Net unrealized appreciation	$24,601,048

Federal income tax cost of investments in securities and derivative instruments, if applicable	$171,455,933

For the period ended June 30, 2026, the Portfolio incurred approximately $440 as brokerage commissions with Liquidnet Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $171,165,028)	$196,056,981
Cash	2,693,600
Due from Custodian	3,565,455
Receivable for securities sold	1,049,597
Dividends, interest and other receivables	166,193
Receivable for Portfolio shares sold	65,570
Securities lending income receivable	106
Other assets	2,609

Total assets	203,600,111

LIABILITIES
Payable for securities purchased	4,517,836
Payable for Portfolio shares repurchased	114,370
Investment management fees payable	112,024
Distribution fees payable – Class IB	40,522
Administrative fees payable	14,541
Accrued expenses	45,817

Total liabilities	4,845,110

Commitments and contingent liabilities^

NET ASSETS	$198,755,001

Net assets were comprised of:
Paid in capital	$144,622,165
Total distributable earnings (loss)	54,132,836

Net assets	$198,755,001

Class IB
Net asset value, offering and redemption price per share, $198,755,001 / 7,901,293 shares outstanding (unlimited amount authorized: $0.01 par value)	$25.15

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends	$1,345,207
Interest	46,341
Securities lending (net)	3,488

Total income	1,395,036

EXPENSES
Investment management fees	704,479
Distribution fees – Class IB	228,726
Administrative fees	82,130
Professional fees	30,346
Custodian fees	12,324
Printing and mailing expenses	10,379
Trustees’ fees	2,791
Miscellaneous	1,949

Gross expenses	1,073,124
Less: Waiver from investment manager	(75,479)

Net expenses	997,645

NET INVESTMENT INCOME (LOSS)	397,391

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	25,252,770
Net change in unrealized appreciation (depreciation) on investments in securities	1,508,628

NET REALIZED AND UNREALIZED GAIN (LOSS)	26,761,398

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,158,789

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$397,391	$1,280,626
Net realized gain (loss)	25,252,770	14,913,499
Net change in unrealized appreciation (depreciation)	1,508,628	(1,786,916)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	27,158,789	14,407,209

Distributions to shareholders:
Class IB	—	(14,929,384)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 543,063 and 995,624 shares, respectively ]	12,630,442	21,774,269
Capital shares issued in reinvestment of dividends and distributions [ 0 and 674,241 shares, respectively ]	—	14,929,384
Capital shares repurchased [ (522,593) and (1,023,320) shares, respectively ]	(12,224,344)	(22,356,384)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	406,098	14,347,269

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,564,887	13,825,094
NET ASSETS:
Beginning of period	171,190,114	157,365,020

End of period	$198,755,001	$171,190,114

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$21.72		$21.75	$20.50	$19.26	$24.23	$20.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.18	0.16	0.15	0.12	0.05	(1)
Net realized and unrealized gain (loss)	3.38		1.84	2.33	2.01	(2.67)	6.18

Total from investment operations	3.43		2.02	2.49	2.16	(2.55)	6.23

Less distributions:
Dividends from net investment income	—		(0.23)	(0.18)	(0.15)	(0.13)	(0.06)
Distributions from net realized gains	—		(1.82)	(1.06)	(0.77)	(2.29)	(2.63)

Total dividends and distributions	—		(2.05)	(1.24)	(0.92)	(2.42)	(2.69)

Net asset value, end of period	$25.15		$21.72	$21.75	$20.50	$19.26	$24.23

Total return (b)(y)	15.79%		9.22%	11.89%	11.22%	(10.60)%	30.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$198,755		$171,190	$157,365	$143,794	$133,167	$152,024
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	1.09%		1.09%	1.09%	1.09%	1.09%	1.09%
Before waivers (a)(f)	1.17%		1.18%	1.19%	1.20%	1.18%	1.19%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	0.43%		0.80%	0.74%	0.77%	0.57%	0.22	%(aa)
Before waivers (a)(g)	0.35%		0.70%	0.64%	0.66%	0.48%	0.13	%(aa)
Portfolio turnover rate ^	88	%(z)	97%	64%	62%	72%	65%
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $0.03 for Class IB.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class IB for the period ended June 30, 2026 and year ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratio for Class IB would have been 0.09% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.9%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	28,828	$596,740
Comcast Corp., Class A	14,782	362,898
Verizon Communications, Inc.	17,324	733,498

		1,693,136

Entertainment (0.3%)
Electronic Arts, Inc.	934	191,507
Live Nation Entertainment, Inc.*	657	120,303
Netflix, Inc.*	17,470	1,247,358
Take-Two Interactive Software, Inc.*	722	180,486
TKO Group Holdings, Inc., Class A (x)	261	52,542
Walt Disney Co. (The)	7,205	693,481
Warner Bros Discovery, Inc.*	10,283	274,145

		2,759,822

Interactive Media & Services (2.4%)
Alphabet, Inc., Class A	24,328	8,694,097
Alphabet, Inc., Class C	19,609	6,928,448
Meta Platforms, Inc., Class A	9,111	5,132,135

		20,754,680

Media (0.0%)†
Charter Communications, Inc., Class A (x)*	347	49,347
EchoStar Corp., Class A (x)*	565	57,347
Fox Corp., Class A	823	42,927
Fox Corp., Class B	577	27,027
News Corp., Class A	1,514	37,593
News Corp., Class B	500	14,030
Omnicom Group, Inc.	1,182	86,085
Paramount Skydance Corp., Class B (x)	1,309	12,907
Trade Desk, Inc. (The), Class A*	1,772	32,038

		359,301

Wireless Telecommunication Services (0.0%)†
T-Mobile US, Inc.	1,931	323,887

Total Communication Services		25,890,826

Consumer Discretionary (2.8%)
Automobile Components (0.0%)†
Aptiv plc*	878	53,892

Automobiles (0.6%)
Ford Motor Co.	16,238	225,708
General Motors Co.	3,741	288,356
Tesla, Inc.*	11,680	4,912,608

		5,426,672

Broadline Retail (1.1%)
Amazon.com, Inc.*	40,613	9,679,702
eBay, Inc.	1,842	205,844

		9,885,546

Distributors (0.0%)†
Genuine Parts Co.	571	67,367

Hotels, Restaurants & Leisure (0.5%)
Airbnb, Inc., Class A*	1,734	248,135
Booking Holdings, Inc.	3,215	573,042
Carnival Corp. Ltd.	5,337	152,478
Chipotle Mexican Grill, Inc.*	5,322	180,948
Darden Restaurants, Inc.	475	97,855
Domino’s Pizza, Inc. (x)	127	37,597
DoorDash, Inc., Class A*	1,570	289,712
Expedia Group, Inc.	475	121,543
Hilton Worldwide Holdings, Inc.	944	311,954
Las Vegas Sands Corp.	1,237	57,137
Marriott International, Inc., Class A	908	336,496
McDonald’s Corp.	2,948	796,874
MGM Resorts International*	796	38,057
Norwegian Cruise Line Holdings Ltd.*	1,905	40,215
Royal Caribbean Cruises Ltd.	1,035	328,643
Starbucks Corp.	4,729	483,256
Wynn Resorts Ltd.	348	33,787
Yum! Brands, Inc.	1,144	182,880

		4,310,609

Household Durables (0.1%)
DR Horton, Inc.	1,094	178,191
Garmin Ltd.	680	161,527
Lennar Corp., Class A	893	80,808
NVR, Inc.*	11	74,947
PulteGroup, Inc.	790	108,396

		603,869

Leisure Products (0.0%)†
Hasbro, Inc.	558	46,085

Specialty Retail (0.4%)
AutoZone, Inc.*	68	217,324
Best Buy Co., Inc.	813	61,690
Carvana Co.*	2,972	195,617
Home Depot, Inc. (The)	4,132	1,457,274
Lowe’s Cos., Inc.	2,324	512,419
O’Reilly Automotive, Inc.*	3,438	316,605
Ross Stores, Inc.	1,337	284,581
TJX Cos., Inc. (The)	4,588	695,082
Tractor Supply Co.	2,176	68,783
Ulta Beauty, Inc.*	181	81,627
Williams-Sonoma, Inc.	489	113,986

		4,004,988

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	589	58,482
Lululemon Athletica, Inc.*	434	49,554
NIKE, Inc., Class B	4,977	204,306
Ralph Lauren Corp.	160	64,226
Tapestry, Inc.	838	122,666

		499,234

Total Consumer Discretionary		24,898,262

Consumer Staples (1.4%)
Beverages (0.3%)
Brown-Forman Corp., Class B	698	18,602
Coca-Cola Co. (The)	16,066	1,305,684
Constellation Brands, Inc., Class A	579	80,533
Keurig Dr. Pepper, Inc.	5,645	184,761
Molson Coors Beverage Co., Class B	666	25,947
Monster Beverage Corp.*	2,962	284,708

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
PepsiCo, Inc.	5,671	$767,853

		2,668,088

Consumer Staples Distribution & Retail (0.5%)
Casey’s General Stores, Inc.	153	121,603
Costco Wholesale Corp.	1,841	1,722,200
Dollar General Corp.	914	105,211
Dollar Tree, Inc.*	751	90,833
Kroger Co. (The)	2,353	130,662
Sysco Corp.	1,984	165,823
Target Corp.	1,884	246,069
Walmart, Inc.	18,189	2,060,086

		4,642,487

Food Products (0.1%)
Archer-Daniels-Midland Co.	2,000	152,800
Bunge Global SA	563	60,089
General Mills, Inc.	2,214	77,047
Hershey Co. (The)	615	107,902
Hormel Foods Corp.	1,210	30,032
J M Smucker Co. (The)	442	49,725
Kraft Heinz Co. (The)	3,542	83,662
McCormick & Co., Inc. (Non-Voting)	1,054	53,143
Mondelez International, Inc., Class A	5,326	308,056
Tyson Foods, Inc., Class A	1,170	66,982

		989,438

Household Products (0.3%)
Church & Dwight Co., Inc.	983	95,233
Clorox Co. (The)	502	47,911
Colgate-Palmolive Co.	3,320	304,378
Kimberly-Clark Corp.	1,377	151,153
Procter & Gamble Co. (The)	9,661	1,416,689

		2,015,364

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	1,026	81,003
Kenvue, Inc.	7,966	152,230

		233,233

Tobacco (0.2%)
Altria Group, Inc.	6,928	498,470
Philip Morris International, Inc.	6,466	1,169,764

		1,668,234

Total Consumer Staples		12,216,844

Energy (0.9%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	4,116	228,438
Halliburton Co.	3,466	117,671
SLB Ltd.	6,203	288,377

		634,486

Oil, Gas & Consumable Fuels (0.8%)
APA Corp.	1,467	47,780
Chevron Corp.	7,767	1,287,458
ConocoPhillips	5,055	525,518
Devon Energy Corp.	4,783	197,634
Diamondback Energy, Inc.	805	141,503
EOG Resources, Inc.	2,210	286,703
EQT Corp.	2,595	137,976
Expand Energy Corp.	993	90,552
Exxon Mobil Corp.	17,197	2,351,174
Kinder Morgan, Inc.	8,123	259,692
Marathon Petroleum Corp.	1,211	309,616
Occidental Petroleum Corp.	3,012	146,293
ONEOK, Inc.	2,614	227,261
Phillips 66	1,663	281,130
Targa Resources Corp.	891	238,913
Texas Pacific Land Corp.	240	105,034
Valero Energy Corp.	1,232	320,862
Williams Cos., Inc. (The)	5,074	377,201

		7,332,300

Total Energy		7,966,786

Financials (3.4%)
Banks (1.0%)
Bank of America Corp.	27,088	1,543,474
Citigroup, Inc.	7,076	990,357
Citizens Financial Group, Inc.	1,754	122,903
Fifth Third Bancorp	3,760	211,951
Huntington Bancshares, Inc.	8,410	149,109
JPMorgan Chase & Co.	11,117	3,638,928
KeyCorp	3,824	88,143
M&T Bank Corp.	608	144,710
PNC Financial Services Group, Inc. (The)	1,666	410,203
Regions Financial Corp.	3,541	106,938
Truist Financial Corp.	5,169	257,520
US Bancorp	6,440	388,976
Wells Fargo & Co.	12,696	1,049,197

		9,102,409

Capital Markets (0.8%)
Ameriprise Financial, Inc.	373	171,118
Ares Management Corp., Class A	875	97,396
Bank of New York Mellon Corp. (The)	2,848	411,849
BlackRock, Inc.	599	575,975
Blackstone, Inc.	3,082	362,659
Cboe Global Markets, Inc.	434	105,319
Charles Schwab Corp. (The)	6,783	625,867
CME Group, Inc.	1,503	331,908
Coinbase Global, Inc., Class A (x)*	923	134,933
FactSet Research Systems, Inc.	151	34,742
Franklin Resources, Inc.	1,272	42,319
Interactive Brokers Group, Inc., Class A	1,848	160,850
Intercontinental Exchange, Inc.	2,346	288,816
Invesco Ltd.	1,839	48,531
KKR & Co., Inc.	2,868	263,225
Moody’s Corp.	623	282,169
Morgan Stanley	4,973	1,039,556
MSCI, Inc.	302	169,132
Nasdaq, Inc.	1,854	146,132
Northern Trust Corp.	768	133,509
Raymond James Financial, Inc.	720	109,462
Robinhood Markets, Inc., Class A*	3,283	329,219
S&P Global, Inc.	1,258	512,333
State Street Corp.	1,148	194,701
T. Rowe Price Group, Inc.	971	110,393

		6,682,113

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.1%)
American Express Co.	2,208	$746,856
Capital One Financial Corp.	2,582	518,001
Synchrony Financial	1,396	106,166

		1,371,023

Financial Services (1.0%)
Apollo Global Management, Inc.	1,914	226,445
Berkshire Hathaway, Inc., Class B*	7,606	3,805,966
Block, Inc., Class A*	2,220	168,720
Corpay, Inc.*	271	90,316
Fidelity National Information Services, Inc.	2,123	82,542
Fiserv, Inc.*	2,212	108,499
Global Payments, Inc.	965	70,021
Jack Henry & Associates, Inc.	295	40,633
Mastercard, Inc., Class A	3,348	1,719,533
PayPal Holdings, Inc.	3,660	158,039
Visa, Inc., Class A	6,886	2,362,518

		8,833,232

Insurance (0.5%)
Aflac, Inc.	1,901	222,892
Allstate Corp. (The)	1,068	254,120
American International Group, Inc.	2,200	163,966
Aon plc, Class A	886	293,877
Arch Capital Group Ltd.*	1,444	140,155
Arthur J Gallagher & Co.	1,066	244,722
Assurant, Inc.	206	55,317
Brown & Brown, Inc.	1,209	77,557
Chubb Ltd.	1,497	510,088
Cincinnati Financial Corp.	642	118,860
Erie Indemnity Co., Class A (x)	105	25,174
Everest Group Ltd.	164	58,586
Globe Life, Inc.	322	57,535
Hartford Insurance Group, Inc. (The)	1,137	150,675
Loews Corp.	700	79,247
Marsh & McLennan Cos., Inc.	1,999	333,173
MetLife, Inc.	2,242	189,696
Principal Financial Group, Inc.	816	87,948
Progressive Corp. (The)	2,424	529,523
Prudential Financial, Inc.	1,440	155,419
Travelers Cos., Inc. (The)	882	291,166
W.R. Berkley Corp.	1,220	86,047
Willis Towers Watson plc	392	102,457

		4,228,200

Total Financials		30,216,977

Health Care (2.7%)
Biotechnology (0.5%)
AbbVie, Inc.	7,330	1,844,521
Amgen, Inc.	2,239	810,787
Biogen, Inc.*	613	132,445
Gilead Sciences, Inc.	5,151	650,777
Incyte Corp.*	696	78,898
Moderna, Inc.*	1,465	102,594
Regeneron Pharmaceuticals, Inc.	415	258,769
Vertex Pharmaceuticals, Inc.*	1,053	523,057

		4,401,848

Health Care Equipment & Supplies (0.4%)
Abbott Laboratories	7,227	655,778
Align Technology, Inc.*	276	46,550
Baxter International, Inc.	2,143	45,689
Becton Dickinson & Co.	1,143	172,970
Boston Scientific Corp.*	6,167	263,208
Cooper Cos., Inc. (The)*	810	58,085
Dexcom, Inc.*	1,601	107,827
Edwards Lifesciences Corp.*	2,389	216,109
GE HealthCare Technologies, Inc.	1,887	120,787
IDEXX Laboratories, Inc.*	327	172,146
Insulet Corp.*	287	43,696
Intuitive Surgical, Inc.*	1,469	584,192
Medtronic plc	5,327	416,731
ResMed, Inc.	602	117,318
Solventum Corp. (x)*	611	47,139
STERIS plc	407	85,702
Stryker Corp.	1,431	450,536
Zimmer Biomet Holdings, Inc.	803	69,130

		3,673,593

Health Care Providers & Services (0.5%)
Cardinal Health, Inc.	972	230,908
Cencora, Inc.	807	228,365
Centene Corp.*	1,946	124,914
Cigna Group (The)	1,098	302,697
CVS Health Corp.	5,294	547,664
DaVita, Inc.*	133	29,590
Elevance Health, Inc.	901	348,444
HCA Healthcare, Inc.	644	251,089
Henry Schein, Inc.*	402	33,575
Humana, Inc.	498	197,816
Labcorp Holdings, Inc.	340	95,200
McKesson Corp.	499	377,044
Quest Diagnostics, Inc.	459	97,285
UnitedHealth Group, Inc.	3,768	1,566,094
Universal Health Services, Inc., Class B	221	32,860

		4,463,545

Health Care Technology (0.0%)†
Veeva Systems, Inc., Class A*	623	110,564

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	1,172	155,677
Bio-Techne Corp.	650	45,923
Charles River Laboratories International, Inc.*	200	45,358
Danaher Corp.	2,613	497,724
IQVIA Holdings, Inc.*	692	133,708
Mettler-Toledo International, Inc.*	84	107,311
Revvity, Inc.	463	51,513
Thermo Fisher Scientific, Inc.	1,542	773,097
Waters Corp.*	407	152,641
West Pharmaceutical Services, Inc.	293	105,187

		2,068,139

Pharmaceuticals (1.0%)
Bristol-Myers Squibb Co.	8,472	488,157
Eli Lilly & Co.	3,282	3,936,529
Johnson & Johnson	9,987	2,536,398
Merck & Co., Inc.	10,247	1,316,739

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Pfizer, Inc.	23,646	$569,396
Viatris, Inc.	4,832	76,732
Zoetis, Inc.	1,739	124,965

		9,048,916

Total Health Care		23,766,605

Industrials (2.7%)
Aerospace & Defense (0.7%)
Axon Enterprise, Inc.*	334	187,244
Boeing Co. (The)*	3,271	708,073
GE Aerospace	4,329	1,617,877
General Dynamics Corp.	1,053	373,015
Honeywell Aerospace, Inc.*	1,302	287,736
Howmet Aerospace, Inc.	1,660	446,308
Huntington Ingalls Industries, Inc.	163	45,622
L3Harris Technologies, Inc.	773	224,626
Lockheed Martin Corp.	842	428,965
Northrop Grumman Corp.	554	282,158
RTX Corp.	5,587	1,060,021
Textron, Inc.	721	66,137
TransDigm Group, Inc.	232	309,033

		6,036,815

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	489	92,098
Expeditors International of Washington, Inc.	543	88,498
FedEx Corp.	911	285,261
United Parcel Service, Inc., Class B	3,097	332,928

		798,785

Building Products (0.1%)
A.O. Smith Corp.	465	29,165
Allegion plc	357	50,155
Builders FirstSource, Inc.*	446	39,908
Carrier Global Corp.	3,239	237,581
Johnson Controls International plc	2,531	369,804
Lennox International, Inc.	131	75,056
Masco Corp.	837	68,107
Trane Technologies plc	917	450,394

		1,320,170

Commercial Services & Supplies (0.1%)
Cintas Corp.	1,411	239,983
Copart, Inc.*	3,677	103,655
Republic Services, Inc.	830	176,856
Rollins, Inc.	1,219	50,881
Veralto Corp.	1,019	90,365
Waste Management, Inc.	1,533	341,675

		1,003,415

Construction & Engineering (0.1%)
Comfort Systems USA, Inc.	146	289,365
EMCOR Group, Inc.	184	152,698
Quanta Services, Inc.	623	448,585

		890,648

Electrical Equipment (0.4%)
AMETEK, Inc.	951	230,085
Eaton Corp. plc	1,611	686,479
Emerson Electric Co.	2,324	332,680
GE Vernova, Inc.	1,115	1,309,969
Generac Holdings, Inc.*	244	71,446
Hubbell, Inc., Class B	219	114,581
Rockwell Automation, Inc.	462	228,727
Vertiv Holdings Co., Class A	1,594	533,703

		3,507,670

Ground Transportation (0.2%)
CSX Corp.	7,709	366,409
Fedex Freight Holding Co., Inc.*	451	68,101
JB Hunt Transport Services, Inc.	309	89,434
Norfolk Southern Corp.	932	293,198
Old Dominion Freight Line, Inc.	759	164,399
Uber Technologies, Inc.*	8,445	609,391
Union Pacific Corp.	2,463	669,936

		2,260,868

Industrial Conglomerates (0.1%)
3M Co.	2,164	350,373
Honeywell International, Inc.	1,302	291,406

		641,779

Machinery (0.6%)
Caterpillar, Inc.	1,911	2,035,024
Cummins, Inc.	573	408,669
Deere & Co.	1,042	660,972
Dover Corp.	559	125,373
Fortive Corp.	1,265	77,279
IDEX Corp.	307	69,674
Illinois Tool Works, Inc.	1,086	293,731
Ingersoll Rand, Inc.	1,477	121,099
Nordson Corp.	220	66,372
Otis Worldwide Corp.	1,592	113,987
PACCAR, Inc.	2,184	262,342
Parker-Hannifin Corp.	523	511,557
Pentair plc	670	51,362
Snap-on, Inc.	215	86,516
Stanley Black & Decker, Inc.	645	60,707
Westinghouse Air Brake Technologies Corp.	704	189,798
Xylem, Inc.	986	116,555

		5,251,017

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	2,711	253,912
Southwest Airlines Co.	2,028	104,280
United Airlines Holdings, Inc.*	1,347	183,179

		541,371

Professional Services (0.1%)
Automatic Data Processing, Inc.	1,658	371,309
Broadridge Financial Solutions, Inc.	480	65,736
Equifax, Inc.	494	78,408
Jacobs Solutions, Inc.	490	61,740
Leidos Holdings, Inc.	522	53,750
Paychex, Inc.	1,338	131,566
Verisk Analytics, Inc.	544	97,664

		860,173

Trading Companies & Distributors (0.1%)
Fastenal Co.	4,763	228,767
United Rentals, Inc.	260	294,551

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
W.W. Grainger, Inc.	180	$244,872

		768,190

Total Industrials		23,880,901

Information Technology (11.5%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	4,284	727,766
Ciena Corp.*	587	287,959
Cisco Systems, Inc.	16,388	1,924,934
F5, Inc.*	234	97,335
Lumentum Holdings, Inc.*	323	277,153
Motorola Solutions, Inc.	689	286,135

		3,601,282

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	5,104	899,937
CDW Corp.	530	74,539
Coherent Corp.*	812	320,310
Corning, Inc.	3,249	829,892
Flex Ltd.*	1,525	247,157
Jabil, Inc.	438	168,840
Keysight Technologies, Inc.*	712	249,250
TE Connectivity plc	1,211	244,150
Teledyne Technologies, Inc.*	192	128,045
Zebra Technologies Corp., Class A*	198	52,125

		3,214,245

IT Services (0.2%)
Accenture plc, Class A	2,547	316,949
Akamai Technologies, Inc. (x)*	603	71,281
Cognizant Technology Solutions Corp., Class A	1,966	76,143
Gartner, Inc.*	278	36,034
GoDaddy, Inc., Class A*	549	46,599
International Business Machines Corp.	3,899	1,096,438
VeriSign, Inc.	340	85,530

		1,728,974

Semiconductors & Semiconductor Equipment (5.8%)
Advanced Micro Devices, Inc.*	6,765	3,929,856
Analog Devices, Inc.	2,026	804,667
Applied Materials, Inc.	3,293	2,380,839
Broadcom, Inc.	19,644	7,420,521
First Solar, Inc.*	446	105,238
Intel Corp.*	19,601	2,736,888
KLA Corp.	5,420	1,635,268
Lam Research Corp.	5,188	2,248,116
Marvell Technology, Inc.	3,633	1,082,234
Microchip Technology, Inc.	2,245	204,744
Micron Technology, Inc.	4,679	5,400,923
Monolithic Power Systems, Inc.	204	282,002
NVIDIA Corp.	100,489	20,106,844
NXP Semiconductors NV	1,047	294,238
ON Semiconductor Corp.*	1,626	153,722
Qnity Electronics, Inc.	869	141,916
QUALCOMM, Inc.	4,373	808,087
Skyworks Solutions, Inc. (x)	624	42,307
Teradyne, Inc.	649	314,012
Texas Instruments, Inc.	3,776	1,125,512

		51,217,934

Software (2.3%)
Adobe, Inc.*	1,677	343,819
AppLovin Corp., Class A*	1,116	574,997
Autodesk, Inc.*	876	170,312
Cadence Design Systems, Inc.*	1,144	429,366
Crowdstrike Holdings, Inc., Class A*	1,056	805,876
Datadog, Inc., Class A*	1,373	357,474
Fair Isaac Corp.*	96	114,699
Fortinet, Inc.*	2,584	396,954
Gen Digital, Inc.	2,287	56,924
Intuit, Inc.	1,147	299,367
Microsoft Corp.	30,820	11,496,476
Oracle Corp.	7,040	1,031,712
Palantir Technologies, Inc., Class A*	9,526	1,111,398
Palo Alto Networks, Inc.*	3,365	1,147,532
PTC, Inc.*	479	54,419
Roper Technologies, Inc.	419	141,785
Salesforce, Inc.	3,394	531,704
ServiceNow, Inc.*	4,279	424,819
Synopsys, Inc.*	795	354,626
Trimble, Inc.*	967	49,491
Tyler Technologies, Inc.*	175	51,181
Workday, Inc., Class A*	845	103,445

		20,048,376

Technology Hardware, Storage & Peripherals (2.5%)
Apple, Inc.	60,936	17,632,441
Dell Technologies, Inc., Class C	1,200	517,752
Hewlett Packard Enterprise Co.	5,505	248,331
HP, Inc.	3,794	83,240
NetApp, Inc.	819	126,748
Sandisk Corp.*	614	1,396,070
Seagate Technology Holdings plc	930	897,450
Super Micro Computer, Inc. (x)*	2,335	68,486
Western Digital Corp.	1,430	913,370

		21,883,888

Total Information Technology		101,694,699

Materials (0.6%)
Chemicals (0.3%)
Air Products and Chemicals, Inc.	924	270,898
Albemarle Corp.	489	66,030
CF Industries Holdings, Inc.	637	68,962
Corteva, Inc.	2,775	235,015
Dow, Inc.	2,990	81,806
DuPont de Nemours, Inc.	567	76,908
Ecolab, Inc.	1,051	292,819
International Flavors & Fragrances, Inc.	1,059	83,894
Linde plc	1,918	995,327
LyondellBasell Industries NV, Class A	1,071	56,388
Mosaic Co. (The)	1,319	27,949
PPG Industries, Inc.	925	112,193
Sherwin-Williams Co. (The)	952	327,793

		2,695,982

Construction Materials (0.1%)
CRH plc	2,772	296,604
Martin Marietta Materials, Inc.	249	143,598
Vulcan Materials Co.	538	158,716

		598,918

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (0.1%)
Amcor plc	1,918	$83,145
Avery Dennison Corp.	317	51,465
Ball Corp.	1,105	68,952
International Paper Co.	2,197	83,705
Packaging Corp. of America	367	87,449
Smurfit Westrock plc	2,176	100,662

		475,378

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	5,964	375,076
Newmont Corp.	4,429	413,669
Nucor Corp.	945	210,499
Steel Dynamics, Inc.	562	128,956

		1,128,200

Total Materials		4,898,478

Real Estate (0.6%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	651	34,405
Healthpeak Properties, Inc. (REIT)	2,860	61,204
Ventas, Inc. (REIT)	2,017	179,110
Welltower, Inc. (REIT)	2,929	664,795

		939,514

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	2,643	62,666

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	3,868	523,998

Office REITs (0.0%)†
BXP, Inc. (REIT)	615	40,781

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	1,215	163,648
CoStar Group, Inc.*	1,694	47,974

		211,622

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	576	108,685
Camden Property Trust (REIT)	417	47,742
Equity Residential (REIT)	1,415	96,121
Essex Property Trust, Inc. (REIT)	267	77,855
Invitation Homes, Inc. (REIT)	2,267	68,486
Mid-America Apartment Communities, Inc. (REIT)	483	67,108
UDR, Inc. (REIT)	1,227	48,982

		514,979

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	326	40,242
Kimco Realty Corp. (REIT)	2,798	70,929
Realty Income Corp. (REIT)	3,869	239,723
Regency Centers Corp. (REIT)	684	54,542
Simon Property Group, Inc. (REIT)	1,345	300,809

		706,245

Specialized REITs (0.2%)
American Tower Corp. (REIT)	1,933	316,181
Crown Castle, Inc. (REIT)	1,811	137,147
Digital Realty Trust, Inc. (REIT)	1,370	246,025
Equinix, Inc. (REIT)	409	426,337
Extra Space Storage, Inc. (REIT)	877	127,428
Iron Mountain, Inc. (REIT)	1,234	155,867
Public Storage (REIT)	655	208,493
SBA Communications Corp. (REIT)	440	77,642
VICI Properties, Inc. (REIT), Class A	4,534	120,378
Weyerhaeuser Co. (REIT)	2,992	71,628

		1,887,126

Total Real Estate		4,886,931

Utilities (0.7%)
Electric Utilities (0.5%)
Alliant Energy Corp.	1,072	81,783
American Electric Power Co., Inc.	2,257	308,780
Constellation Energy Corp.	1,326	329,339
Duke Energy Corp.	3,234	409,360
Edison International	1,596	118,822
Entergy Corp.	1,900	218,234
Evergy, Inc.	956	82,627
Eversource Energy	1,560	112,741
Exelon Corp.	4,245	197,902
FirstEnergy Corp.	2,160	102,686
NextEra Energy, Inc.	8,652	759,386
NRG Energy, Inc.	875	127,803
PG&E Corp.	9,137	153,684
Pinnacle West Capital Corp.	503	53,821
PPL Corp.	3,121	113,448
Southern Co. (The)	4,677	447,636
Xcel Energy, Inc.	2,590	207,977

		3,826,029

Gas Utilities (0.0%)†
Atmos Energy Corp.	693	119,383

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	2,959	43,379
Vistra Corp.	1,315	208,598

		251,977

Multi-Utilities (0.2%)
Ameren Corp.	1,148	129,770
CenterPoint Energy, Inc.	2,714	119,525
CMS Energy Corp.	1,282	98,073
Consolidated Edison, Inc.	1,529	169,153
Dominion Energy, Inc.	3,649	249,190
DTE Energy Co.	863	131,495
NiSource, Inc.	1,989	94,577
Public Service Enterprise Group, Inc.	2,067	167,758
Sempra	2,712	251,430
WEC Energy Group, Inc.	1,351	157,756

		1,568,727

Water Utilities (0.0%)†
American Water Works Co., Inc.	810	106,580

Total Utilities		5,872,696

Total Common Stocks (30.2%) (Cost $103,481,418)		266,190,005

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligation (40.3%)
U.S. Treasury Notes 3.875%, 8/15/34	$367,280,000	$355,286,105

Total Long-Term Debt Securities (40.3%) (Cost $354,928,093)		355,286,105

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)†
Consumer Staples Distribution & Retail (0.0%)†
Walgreens Boots Alliance, Inc., CVR (r)*	3,179	1,264

Total Consumer Staples		1,264

Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR *	274	438
Hologic, Inc., CVR*	1,005	10

Total Health Care		448

Total Rights (0.0%)† (Cost $1,550)		1,712

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (25.3%)
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	15,530	15,530
Goldman Sachs Financial Square Funds -Government Fund 3.54% (7 day yield)‡	42,527,658	42,527,658
Goldman Sachs Financial Square Funds - Treasury Obligations Fund 3.53% (7 day yield)‡	41,660,547	41,660,547
Goldman Sachs Financial Square Funds - Treasury Solutions Fund 3.52% (7 day yield)‡	41,225,791	41,225,791
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	258,047	258,047
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	97,330,865	97,330,865
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	1,770	1,770

Total Investment Companies		223,020,208

Total Short-Term Investments (25.3%) (Cost $223,031,104)		223,020,208

Total Investments in Securities (95.8%) (Cost $681,442,165)		844,498,030
Other Assets Less Liabilities (4.2%)		37,165,480

Net Assets (100%)		$881,663,510

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $493,070. This was collateralized by $235,965 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.250%, maturing 1/15/27 – 5/15/56 and by cash of $275,347 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Money Market Funds
Goldman Sachs Financial Square Funds – Government Fund 3.54% (7 day yield)	42,527,658	42,527,658	—	—	—	—	42,527,658	745,614	—
Goldman Sachs Financial Square Funds – Treasury Obligations Fund 3.53% (7 day yield)	41,660,547	41,660,547	—	—	—	—	41,660,547	728,979	—
Goldman Sachs Financial Square Funds – Treasury Solutions Fund 3.52% (7 day yield)	41,225,791	41,225,791	—	—	—	—	41,225,791	677,020	—

Total		125,413,996	—	—	—	—	125,413,996	2,151,613	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	923	9/2026	EUR	67,031,634	318,112
FTSE 100 Index	319	9/2026	GBP	44,605,045	34,795
Russell 2000 E-Mini Index	290	9/2026	USD	44,161,200	1,134,294
S&P Midcap 400 E-Mini Index	171	9/2026	USD	66,433,500	958,001
TOPIX Index	187	9/2026	JPY	46,038,378	1,116,092

					3,561,294

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$25,890,826	$—	$—	$25,890,826
Consumer Discretionary	24,898,262	—	—	24,898,262
Consumer Staples	12,216,844	—	—	12,216,844
Energy	7,966,786	—	—	7,966,786
Financials	30,216,977	—	—	30,216,977
Health Care	23,766,605	—	—	23,766,605
Industrials	23,880,901	—	—	23,880,901
Information Technology	101,694,699	—	—	101,694,699
Materials	4,898,478	—	—	4,898,478
Real Estate	4,886,931	—	—	4,886,931
Utilities	5,872,696	—	—	5,872,696
Futures	3,561,294	—	—	3,561,294
Rights
Consumer Staples	—	—	1,264	1,264
Health Care	—	448	—	448
Short-Term Investments
Investment Companies	223,020,208	—	—	223,020,208
U.S. Treasury Obligation	—	355,286,105	—	355,286,105

Total Assets	$492,771,507	$355,286,553	$1,264	$848,059,324

Total Liabilities	$—	$—	$—	$—

Total	$492,771,507	$355,286,553	$1,264	$848,059,324

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$3,561,294	*

Total		$3,561,294

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$30,747,642	$30,747,642

Total	$30,747,642	$30,747,642

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$3,105,183	$3,105,183

Total	$3,105,183	$3,105,183

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$265,142,000

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$12,616,018
Long-term U.S. government debt securities	785,157,502

$797,773,520

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$31,591,408
Long-term U.S. government debt securities	774,715,839

$806,307,247

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$172,726,132
Aggregate gross unrealized depreciation	(6,854,847)

Net unrealized appreciation	$165,871,285

Federal income tax cost of investments in securities and derivative instruments, if applicable	$682,188,039

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $125,413,996)	$125,413,996
Unaffiliated Issuers (Cost $556,028,169)	719,084,034
Cash	16,092,650
Foreign cash (Cost $259,564)	256,542
Cash held as collateral at broker for futures	17,956,503
Dividends, interest and other receivables	6,159,868
Due from broker for futures variation margin	2,213,368
Receivable for securities sold	341,883
Receivable for Portfolio shares sold	1,165
Securities lending income receivable	124
Other assets	12,229

Total assets	887,532,362

LIABILITIES
Payable for securities purchased	4,281,253
Investment management fees payable	509,154
Payable for Portfolio shares repurchased	453,240
Payable for return of collateral on securities loaned	275,347
Distribution fees payable – Class IB	179,829
Administrative fees payable	89,766
Accrued expenses	80,263

Total liabilities	5,868,852

Commitments and contingent liabilities^
NET ASSETS	$881,663,510

Net assets were comprised of:
Paid in capital	$731,513,328
Total distributable earnings (loss)	150,150,182

Net assets	$881,663,510

Class IB
Net asset value, offering and redemption price per share, $881,663,510 / 70,235,139 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.55

(x)	Includes value of securities on loan of $493,070.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest	$7,616,376
Dividends ($2,151,613 of dividend income received from affiliates) (net of $208 foreign withholding tax)	5,286,196
Securities lending (net)	349

Total income	12,902,921

EXPENSES
Investment management fees	3,409,811
Distribution fees – Class IB	1,074,616
Administrative fees	535,110
Professional fees	40,560
Printing and mailing expenses	25,319
Custodian fees	23,995
Trustees’ fees	13,466
Miscellaneous	16,321

Gross expenses	5,139,198
Less: Waiver from investment manager	(245,842)
Voluntary waiver from investment manager	(118,055)

Net expenses	4,775,301

NET INVESTMENT INCOME (LOSS)	8,127,620

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	89,950
Futures contracts	30,747,642
Foreign currency transactions	(300,924)

Net realized gain (loss)	30,536,668

Change in unrealized appreciation (depreciation) on:
Investments in securities	17,030,411
Futures contracts	3,105,183
Foreign currency translations	(43,337)

Net change in unrealized appreciation (depreciation)	20,092,257

NET REALIZED AND UNREALIZED GAIN (LOSS)	50,628,925

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$58,756,545

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,127,620	$16,749,430
Net realized gain (loss)	30,536,668	24,878,486
Net change in unrealized appreciation (depreciation)	20,092,257	34,843,863

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	58,756,545	76,471,779

Distributions to shareholders:
Class IB	—	(30,258,498)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,624,082 and 8,582,742 shares, respectively ]	19,534,419	99,321,161
Capital shares issued in reinvestment of dividends [ 0 and 2,586,177 shares, respectively ]	—	30,258,498
Capital shares repurchased [ (4,684,701) and (9,166,494) shares, respectively ]	(56,396,657)	(104,105,634)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(36,862,238)	25,474,025

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,894,307	71,687,306
NET ASSETS:
Beginning of period	859,769,203	788,081,897

End of period	$881,663,510	$859,769,203

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025		2024		2023	2022	2021
Net asset value, beginning of period	$11.73		$11.05		$10.35		$9.29	$11.09	$11.15

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.24		0.27		0.23	0.08	(0.02)
Net realized and unrealized gain (loss)	0.71		0.87		0.70		1.07	(1.83)	1.18

Total from investment operations	0.82		1.11		0.97		1.30	(1.75)	1.16

Less distributions:
Dividends from net investment income	—		(0.24)		(0.27)		(0.24)	(0.05)	(0.01)
Distributions from net realized gains	—		(0.19)		—		—	—	(1.21)

Total dividends and distributions	—		(0.43)		(0.27)		(0.24)	(0.05)	(1.22)

Net asset value, end of period	$12.55		$11.73		$11.05		$10.35	$9.29	$11.09

Total return (b)(y)	6.99%		10.02%		9.35%		13.97%	(15.76)%	10.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$881,664		$859,769		$788,082		$739,086	$650,822	$788,609
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	1.11	%(i)	1.11	%(i)	1.11	%(i)	1.11%	1.16%	1.17%
Before waivers (a)(f)	1.20%		1.20%		1.21%		1.21%	1.20%	1.20%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	1.89%		2.10%		2.45%		2.37%	0.79%	(0.21)%
Before waivers (a)(g)	1.81%		2.01%		2.35%		2.27%	0.75%	(0.23)%
Portfolio turnover rate ^	129	%(z)	254%		139%		132%	250%	252%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(i)	Includes voluntary waiver from investment manager of 0.03%, 0.03% and 0.03% for the six months ended June 30, 2026 and years ended December 31, 2025 and 2024, respectively.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.15%, 1.15%, 1.15%, 1.15%, 1.19% and 1.20% for Class IB for the period ended June 30, 2026 and year ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (97.8%)
Communication Services (6.0%)
Diversified Telecommunication Services (2.7%)
AT&T, Inc. 2.250%, 2/1/32	$2,783,000	$2,422,012
2.550%, 12/1/33	19,440,000	16,360,177
4.900%, 11/1/35	3,940,000	3,819,780
Comcast Corp. 4.800%, 5/15/33	4,670,000	4,581,950
4.200%, 8/15/34	2,430,000	2,258,645
Sprint Capital Corp. 8.750%, 3/15/32	720,000	847,970
TELUS Corp. 3.400%, 5/13/32	2,287,000	2,079,466
Verizon Communications, Inc. 5.050%, 5/9/33	980,000	987,507
4.500%, 8/10/33	2,610,000	2,522,213
4.272%, 1/15/36	4,110,000	3,780,198

		39,659,918

Entertainment (0.5%)
Netflix, Inc. 4.900%, 8/15/34 (x)	7,680,000	7,656,822

Interactive Media & Services (0.3%)
Alphabet, Inc. 4.500%, 5/15/35	3,920,000	3,825,136
Meta Platforms, Inc. 3.850%, 8/15/32	370,000	349,636

		4,174,772

Media (1.4%)
Charter Communications Operating LLC 4.400%, 4/1/33	80,000	73,648
6.650%, 2/1/34	7,010,000	7,200,075
Fox Corp. 6.500%, 10/13/33	3,960,000	4,214,852
Time Warner Cable Enterprises LLC 8.375%, 7/15/33	7,340,000	8,146,226

		19,634,801

Wireless Telecommunication Services (1.1%)
Rogers Communications, Inc. 5.300%, 2/15/34	4,200,000	4,161,367
T-Mobile USA, Inc. 2.250%, 11/15/31 (x)	1,558,000	1,367,304
2.700%, 3/15/32	163,000	144,986
5.050%, 7/15/33	1,880,000	1,879,100
5.150%, 4/15/34	80,000	80,282
4.700%, 1/15/35	3,950,000	3,818,059
4.950%, 11/15/35	3,840,000	3,753,516

		15,204,614

Total Communication Services		86,330,927

Consumer Discretionary (3.8%)
Automobile Components (0.3%)
Magna International, Inc. 5.500%, 3/21/33 (x)	630,000	646,413
5.875%, 6/1/35	3,810,000	3,961,235

		4,607,648

Automobiles (0.7%)
Ford Motor Co. 3.250%, 2/12/32	1,610,000	1,419,537
6.100%, 8/19/32 (x)	780,000	794,094
General Motors Co. 5.600%, 10/15/32	520,000	532,382
5.000%, 4/1/35 (x)	8,180,000	7,926,935

		10,672,948

Broadline Retail (0.8%)
Alibaba Group Holding Ltd. 4.500%, 11/28/34	8,400,000	8,164,968
Amazon.com, Inc. 4.800%, 12/5/34	3,810,000	3,815,347

		11,980,315

Distributors (0.0%)†
LKQ Corp. 6.250%, 6/15/33	300,000	310,654

Hotels, Restaurants & Leisure (1.3%)
Marriott International, Inc. 5.300%, 5/15/34	4,100,000	4,147,521
Series GG 3.500%, 10/15/32	2,830,000	2,605,205
Series II 2.750%, 10/15/33 (x)	4,580,000	3,985,403
McDonald’s Corp. 4.700%, 12/9/35	7,590,000	7,426,790

		18,164,919

Household Durables (0.2%)
PulteGroup, Inc. 7.875%, 6/15/32	90,000	103,103
6.000%, 2/15/35	2,630,000	2,758,135

		2,861,238

Specialty Retail (0.5%)
AutoZone, Inc. 4.750%, 8/1/32	410,000	405,171
5.200%, 8/1/33	2,150,000	2,165,012
6.550%, 11/1/33	1,840,000	1,994,877
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32	850,000	776,864
Home Depot, Inc. (The) 4.500%, 9/15/32	860,000	853,701
Tractor Supply Co. 5.250%, 5/15/33 (x)	840,000	845,222

		7,040,847

Total Consumer Discretionary		55,638,569

Consumer Staples (5.5%)
Beverages (0.3%)
Anheuser-Busch InBev Finance, Inc. 4.700%, 2/1/36	3,910,000	3,802,806
PepsiCo, Inc. 4.450%, 2/15/33	130,000	129,053

		3,931,859

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Staples Distribution & Retail (0.8%)
Dollar General Corp. 5.450%, 7/5/33 (x)	$6,840,000	$6,953,165
Dollar Tree, Inc. 2.650%, 12/1/31 (x)	700,000	625,348
Walmart, Inc. 4.750%, 4/30/36	3,970,000	3,940,495

		11,519,008

Food Products (2.1%)
Archer-Daniels-Midland Co. 4.500%, 8/15/33	5,630,000	5,542,842
Flowers Foods, Inc. 5.750%, 3/15/35	4,000,000	3,892,737
Hershey Co. (The) 5.100%, 2/24/35	4,030,000	4,102,832
Kraft Heinz Foods Co. 5.000%, 7/15/35	3,810,000	3,715,853
Mondelez International, Inc. 4.750%, 8/28/34	3,160,000	3,106,254
Pilgrim’s Pride Corp. 3.500%, 3/1/32 (x)	1,210,000	1,101,826
6.250%, 7/1/33	179,000	186,840
6.875%, 5/15/34	3,790,000	4,097,900
Unilever Capital Corp. 4.625%, 8/12/34	4,200,000	4,134,813

		29,881,897

Household Products (0.2%)
Procter & Gamble Co. (The) 4.050%, 1/26/33	80,000	78,514
4.550%, 1/29/34	2,589,000	2,582,339

		2,660,853

Personal Care Products (0.3%)
Estee Lauder Cos., Inc. (The) 4.650%, 5/15/33	4,230,000	4,154,674
Haleon US Capital LLC 3.625%, 3/24/32	500,000	469,026

		4,623,700

Tobacco (1.8%)
Altria Group, Inc. 6.875%, 11/1/33	4,090,000	4,527,755
BAT Capital Corp. 6.421%, 8/2/33	280,000	302,941
6.000%, 2/20/34	8,241,000	8,698,884
Philip Morris International, Inc. 5.750%, 11/17/32	770,000	807,205
5.375%, 2/15/33	2,770,000	2,844,932
5.625%, 9/7/33	870,000	904,716
5.250%, 2/13/34	4,230,000	4,297,621
4.875%, 4/29/36	3,960,000	3,878,126

		26,262,180

Total Consumer Staples		78,879,497

Energy (8.5%)
Oil, Gas & Consumable Fuels (8.5%)
APA Corp. 6.100%, 2/15/35	470,000	484,645
Boardwalk Pipelines LP 3.600%, 9/1/32	840,000	775,850
BP Capital Markets America, Inc. 4.812%, 2/13/33	4,440,000	4,403,574
4.893%, 9/11/33	1,930,000	1,920,336
4.989%, 4/10/34	4,200,000	4,196,521
5.227%, 11/17/34	12,530,000	12,700,371
Cheniere Energy Partners LP 5.950%, 6/30/33	9,230,000	9,644,757
Chevron USA, Inc. 4.850%, 10/15/35 (x)	3,850,000	3,834,123
Devon Energy Corp. 5.200%, 9/15/34 (x)	4,390,000	4,398,053
Enbridge, Inc. 5.700%, 3/8/33	132,000	136,515
Energy Transfer LP 6.550%, 12/1/33	4,220,000	4,563,059
EQT Corp. 5.750%, 2/1/34	3,740,000	3,815,221
Expand Energy Corp. 4.750%, 2/1/32	11,880,000	11,582,833
Hess Corp. 7.125%, 3/15/33	70,000	78,517
HF Sinclair Corp. 6.250%, 1/15/35	760,000	788,963
Kinder Morgan Energy Partners LP 7.300%, 8/15/33	2,234,000	2,516,032
Kinder Morgan, Inc. 5.400%, 2/1/34	2,506,000	2,551,855
ONEOK, Inc. 6.100%, 11/15/32	2,780,000	2,922,235
6.050%, 9/1/33	1,060,000	1,111,008
6.000%, 6/15/35	3,790,000	3,939,316
Ovintiv, Inc. 6.250%, 7/15/33	1,670,000	1,758,827
Shell Finance US, Inc. 4.125%, 5/11/35	38,651,000	36,477,998
South Bow USA Infrastructure Holdings LLC 5.584%, 10/1/34	100,000	99,475
Targa Resources Corp. 4.200%, 2/1/33	550,000	521,175
5.500%, 2/15/35	4,070,000	4,111,279
TotalEnergies Capital SA 5.150%, 4/5/34	4,200,000	4,258,459

Total Energy		123,590,997

Financials (33.2%)
Banks (12.7%)
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34 (k)	7,600,000	8,636,617
5.127%, 3/3/36	4,000,000	3,889,503

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.225%, 11/22/32 (k)	$1,400,000	$1,265,039
6.921%, 8/8/33	2,400,000	2,607,345
6.938%, 11/7/33	2,000,000	2,234,188
6.350%, 3/14/34	4,000,000	4,224,110
5.127%, 11/6/35	3,800,000	3,729,400
5.437%, 4/15/36	3,800,000	3,804,597
Bank of America Corp.
(SOFR + 1.21%), 2.572%, 10/20/32 (k)	551,000	490,154
(SOFR + 1.33%), 2.972%, 2/4/33 (k)	130,000	117,295
(SOFR + 2.16%), 5.015%, 7/22/33 (k)	910,000	911,611
(SOFR + 1.91%), 5.425%, 8/15/35 (k)	3,860,000	3,873,902
Bank of Nova Scotia (The) 2.150%, 8/1/31	910,000	803,253
2.450%, 2/2/32	786,000	695,821
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.00%), 5.746%, 8/9/33 (k)	4,400,000	4,515,712
(SOFR + 3.57%), 7.119%, 6/27/34 (k)	4,000,000	4,369,612
Canadian Imperial Bank of Commerce 3.600%, 4/7/32 (x)	151,000	141,552
Citigroup, Inc.
(SOFR + 1.18%), 2.520%, 11/3/32 (k)	310,000	274,554
5.875%, 2/22/33	2,770,000	2,883,445
(SOFR + 2.09%), 4.910%, 5/24/33 (k)	1,910,000	1,901,649
6.000%, 10/31/33	4,060,000	4,240,338
(SOFR + 2.34%), 6.270%, 11/17/33 (k)	3,390,000	3,611,814
(SOFR + 2.66%), 6.174%, 5/25/34 (k)	4,130,000	4,315,183
Fifth Third Bancorp
(SOFR + 1.24%), 5.141%, 1/29/37 (k)	3,910,000	3,838,492
HSBC Holdings plc
(SOFR + 1.41%), 2.871%, 11/22/32 (k)	1,801,000	1,617,178
(SOFR + 2.53%), 4.762%, 3/29/33 (k)	1,200,000	1,167,944
(SOFR + 4.25%), 8.113%, 11/3/33 (k)	2,600,000	2,981,104
(SOFR + 3.02%), 7.399%, 11/13/34 (k)	200,000	222,522
ING Groep NV
(SOFR + 2.07%), 4.252%, 3/28/33 (k)	400,000	385,664
JPMorgan Chase & Co.
(SOFR + 1.18%), 2.545%, 11/8/32 (k)	700,000	622,392
(SOFR + 1.26%), 2.963%, 1/25/33 (k)	240,000	217,235
(SOFR + 1.80%), 4.586%, 4/26/33 (k)	1,970,000	1,934,906
(SOFR + 2.08%), 4.912%, 7/25/33 (k)	940,000	939,906
(SOFR + 2.58%), 5.717%, 9/14/33 (k)	3,320,000	3,421,615
Keybank National Association 5.000%, 1/26/33	19,500,000	19,318,713
KeyCorp
(United States SOFR Compounded Index + 2.06%), 4.789%, 6/1/33 (k)	550,000	538,699
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.75%), 7.953%, 11/15/33 (k)	4,000,000	4,526,882
M&T Bank Corp.
(SOFR + 1.85%), 5.053%, 1/27/34 (k)	4,400,000	4,355,874
Mizuho Financial Group, Inc. 2.564%, 9/13/31	1,400,000	1,234,496
PNC Financial Services Group, Inc. (The)
(United States SOFR Compounded Index + 1.85%), 4.626%, 6/6/33 (k)	280,000	271,505
(United States SOFR Compounded Index + 2.14%), 6.037%, 10/28/33 (k)	4,540,000	4,774,479
Royal Bank of Canada 2.300%, 11/3/31	1,106,000	985,493
5.150%, 2/1/34	5,600,000	5,706,012
Sumitomo Mitsui Financial Group, Inc. 2.222%, 9/17/31	200,000	175,131
5.632%, 1/15/35	7,600,000	7,835,503
Toronto-Dominion Bank (The) 2.450%, 1/12/32	1,696,000	1,502,415
4.928%, 10/15/35	15,630,000	15,347,719
US Bancorp
(SOFR + 2.11%), 4.967%, 7/22/33 (k)	3,820,000	3,774,741
(SOFR + 2.09%), 5.850%, 10/21/33 (k)	1,480,000	1,542,746
(SOFR + 1.86%), 5.678%, 1/23/35 (k)	3,770,000	3,888,438
Wells Fargo & Co.
(SOFR + 2.10%), 4.897%, 7/25/33 (k)	7,270,000	7,211,935
(SOFR + 2.02%), 5.389%, 4/24/34 (k)	4,840,000	4,912,866
(SOFR + 1.38%), 5.211%, 12/3/35 (k)	3,670,000	3,663,925
Zions Bancorp NA
(SOFR + 2.83%), 6.816%, 11/19/35 (k)	11,000,000	11,549,757

		184,002,981

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Capital Markets (9.7%)
Ameriprise Financial, Inc. 5.200%, 4/15/35	$7,720,000	$7,682,807
Apollo Debt Solutions BDC 6.700%, 7/29/31	6,510,000	6,630,722
6.550%, 3/15/32	11,750,000	11,849,087
Ares Capital Corp. 3.200%, 11/15/31 (x)	13,150,000	11,509,865
5.800%, 3/8/32 (x)	19,360,000	19,177,482
Bank of New York Mellon Corp. (The) 1.800%, 7/28/31	190,000	165,686
2.500%, 1/26/32 (x)	760,000	679,325
(SOFR + 1.42%), 4.289%, 6/13/33 (k)	40,000	38,797
(SOFR + 1.42%), 5.188%, 3/14/35 (k)	11,430,000	11,538,001
BlackRock Funding, Inc. 5.000%, 3/14/34	4,256,000	4,295,976
Blackstone Reg Finance Co. LLC 5.000%, 12/6/34 (x)	4,250,000	4,181,608
4.950%, 2/15/36	3,950,000	3,826,187
Blue Owl Finance LLC 6.250%, 4/18/34	3,700,000	3,627,110
Brookfield Capital Finance LLC 6.087%, 6/14/33	3,230,000	3,387,170
Brookfield Finance, Inc. 6.350%, 1/5/34	3,830,000	4,058,676
Charles Schwab Corp. (The) 1.950%, 12/1/31	1,820,000	1,582,583
Deutsche Bank AG
(SOFR + 2.26%), 3.742%, 1/7/33 (k)	9,800,000	8,979,389
(SOFR + 3.65%), 7.079%, 2/10/34 (k)	6,800,000	7,301,115
Goldman Sachs Group, Inc. (The)
(SOFR + 1.41%), 3.102%, 2/24/33 (k)	640,000	579,550
Intercontinental Exchange, Inc. 4.600%, 3/15/33	1,410,000	1,384,816
Jefferies Financial Group, Inc. 6.200%, 4/14/34	3,940,000	4,035,025
LPL Holdings, Inc. 6.000%, 5/20/34	3,180,000	3,254,576
Moody’s Corp. 4.250%, 8/8/32	1,480,000	1,435,337
Morgan Stanley
(SOFR + 1.29%), 2.943%, 1/21/33 (k)	50,000	44,936
(SOFR + 2.08%), 4.889%, 7/20/33 (k)	8,980,000	8,915,062
(SOFR + 2.56%), 6.342%, 10/18/33 (k)	1,620,000	1,725,764
Nomura Holdings, Inc. 2.999%, 1/22/32	2,200,000	1,981,615
6.087%, 7/12/33	400,000	421,432
S&P Global, Inc. 5.250%, 9/15/33	4,970,000	5,074,491
State Street Corp.
(SOFR + 1.00%), 2.623%, 2/7/33 (k)	1,210,000	1,078,870

		140,443,060

Consumer Finance (3.9%)
AerCap Ireland Capital DAC 3.400%, 10/29/33	9,900,000	8,814,182
Ally Financial, Inc. 8.000%, 11/1/31	4,110,000	4,581,520
American Express Co.
(SOFR + 1.76%), 4.420%, 8/3/33 (k)	1,000,000	971,733
American Honda Finance Corp. 5.100%, 1/8/36 (x)	3,930,000	3,855,347
Capital One Financial Corp.
(SOFR + 1.34%), 2.359%, 7/29/32 (k)	1,190,000	1,033,236
6.700%, 11/29/32	7,300,000	7,928,694
Ford Motor Credit Co. LLC 6.054%, 11/5/31	4,000,000	4,051,560
6.532%, 3/19/32	3,800,000	3,926,540
7.122%, 11/7/33	400,000	426,230
6.125%, 3/8/34	400,000	403,232
General Motors Financial Co., Inc. 3.100%, 1/12/32	2,540,000	2,295,998
6.400%, 1/9/33	2,550,000	2,707,108
6.100%, 1/7/34	5,380,000	5,617,602
5.950%, 4/4/34	1,540,000	1,592,820
6.150%, 7/15/35	3,800,000	3,963,407
Toyota Motor Credit Corp. 4.800%, 1/5/34	4,293,000	4,253,514

		56,422,723

Financial Services (1.3%)
Global Payments, Inc. 5.400%, 8/15/32 (x)	860,000	855,698
HA Sustainable Infrastructure Capital, Inc. 6.375%, 7/1/34	7,390,000	7,554,867
6.750%, 7/15/35	3,660,000	3,798,057
Jackson Financial, Inc. 3.125%, 11/23/31	7,200,000	6,440,100
Voya Financial, Inc. 5.000%, 9/20/34	400,000	393,414

		19,042,136

Insurance (5.6%)
Aflac, Inc. 5.150%, 5/14/36	3,890,000	3,897,306
American International Group, Inc. 5.125%, 3/27/33	4,230,000	4,257,043
Aon Corp. 5.350%, 2/28/33	4,020,000	4,105,573
Aon North America, Inc. 5.450%, 3/1/34	4,208,000	4,300,408
Athene Holding Ltd. 6.650%, 2/1/33	3,600,000	3,797,729
5.875%, 1/15/34	1,170,000	1,182,258
Brown & Brown, Inc. 5.550%, 6/23/35	3,890,000	3,887,092
Chubb INA Holdings LLC 5.000%, 3/15/34	3,540,000	3,546,913
5.300%, 5/20/36	7,550,000	7,629,209
CNO Financial Group, Inc. 6.450%, 6/15/34	7,930,000	8,256,805

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Fairfax Financial Holdings Ltd. 5.625%, 8/16/32	$4,890,000	$5,012,442
Loews Corp. 6.000%, 2/1/35	3,770,000	3,971,691
Manulife Financial Corp. 4.986%, 12/11/35	3,920,000	3,849,875
Marsh & McLennan Cos., Inc. 5.000%, 3/15/35	7,700,000	7,615,428
Progressive Corp. (The) 4.950%, 6/15/33	2,250,000	2,268,196
5.150%, 3/26/36	3,730,000	3,731,799
Willis North America, Inc. 5.350%, 5/15/33	9,690,000	9,805,719

		81,115,486

Total Financials		481,026,386

Health Care (9.2%)
Biotechnology (1.5%)
AbbVie, Inc. 4.500%, 5/14/35	3,980,000	3,830,638
4.300%, 5/14/36	4,130,000	3,891,778
Amgen, Inc. 2.000%, 1/15/32	680,000	587,261
3.350%, 2/22/32	690,000	639,870
5.250%, 3/2/33	5,220,000	5,309,382
Gilead Sciences, Inc. 4.600%, 9/1/35	7,790,000	7,558,152

		21,817,081

Health Care Equipment & Supplies (0.6%)
Baxter International, Inc. 2.539%, 2/1/32	6,270,000	5,385,998
Becton Dickinson & Co. 4.298%, 8/22/32	440,000	425,801
GE HealthCare Technologies, Inc. 5.905%, 11/22/32	2,100,000	2,211,480
Medtronic Global Holdings SCA 4.500%, 3/30/33	138,000	135,411
Zimmer Biomet Holdings, Inc. 2.600%, 11/24/31	590,000	528,751

		8,687,441

Health Care Providers & Services (2.9%)
Cigna Group (The) 5.250%, 2/15/34	4,180,000	4,226,300
CVS Health Corp. 2.125%, 9/15/31	780,000	681,709
5.250%, 2/21/33	1,640,000	1,668,511
5.300%, 6/1/33	2,480,000	2,514,898
4.875%, 7/20/35	8,020,000	7,772,687
Elevance Health, Inc. 4.750%, 2/15/33	850,000	838,193
5.000%, 1/15/36	3,900,000	3,827,395
HCA, Inc. 2.375%, 7/15/31	760,000	673,911
Humana, Inc. 2.150%, 2/3/32 (x)	600,000	521,260
McKesson Corp. 5.250%, 5/30/35	3,790,000	3,853,874
UnitedHealth Group, Inc. 4.500%, 4/15/33	4,710,000	4,612,138
5.300%, 6/15/35	6,390,000	6,502,486
4.625%, 7/15/35	4,060,000	3,930,777

		41,624,139

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32	1,990,000	1,849,633
Thermo Fisher Scientific, Inc. 5.086%, 8/10/33	1,340,000	1,355,570

		3,205,203

Pharmaceuticals (4.0%)
Johnson & Johnson 4.375%, 12/5/33	9,330,000	9,263,751
4.950%, 6/1/34	15,570,000	15,991,791
5.000%, 3/1/35	7,650,000	7,832,267
3.550%, 3/1/36	16,620,000	15,078,949
Merck & Co., Inc. 2.150%, 12/10/31	680,000	599,805
4.500%, 5/17/33	2,270,000	2,245,046
Novartis Capital Corp. 4.600%, 11/5/35	3,870,000	3,781,286
Pfizer Investment Enterprises Pte. Ltd. 4.750%, 5/19/33	3,490,000	3,454,086

		58,246,981

Total Health Care		133,580,845

Industrials (6.3%)
Aerospace & Defense (3.3%)
Boeing Co. (The) 6.125%, 2/15/33	620,000	658,941
3.600%, 5/1/34	5,610,000	5,045,561
3.250%, 2/1/35	4,860,000	4,215,386
General Electric Co. 4.900%, 1/29/36	3,840,000	3,833,955
Lockheed Martin Corp. 3.600%, 3/1/35	16,990,000	15,469,378
4.500%, 5/15/36	4,100,000	3,950,421
Northrop Grumman Corp. 4.700%, 3/15/33	4,760,000	4,724,631
RTX Corp. 2.375%, 3/15/32	1,340,000	1,183,386
5.150%, 2/27/33	4,010,000	4,080,825
Textron, Inc. 6.100%, 11/15/33	3,940,000	4,166,084

		47,328,568

Air Freight & Logistics (0.1%)
United Parcel Service, Inc. 4.875%, 3/3/33	1,550,000	1,568,640

Building Products (0.0%)†
Trane Technologies Financing Ltd. 5.250%, 3/3/33	133,000	135,933

Commercial Services & Supplies (0.6%)
Republic Services, Inc. 5.000%, 12/15/33	120,000	121,247
5.000%, 4/1/34	4,240,000	4,261,492
Waste Connections, Inc. 4.200%, 1/15/33	4,890,000	4,698,245

		9,080,984

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Electrical Equipment (0.3%)
Regal Rexnord Corp. 6.400%, 4/15/33	$4,430,000	$4,709,210

Ground Transportation (1.0%)
Canadian National Railway Co. 4.750%, 11/12/35	3,910,000	3,829,383
Norfolk Southern Corp. 3.000%, 3/15/32	157,000	143,776
Ryder System, Inc. 6.600%, 12/1/33	8,290,000	9,040,237
Union Pacific Corp. 2.800%, 2/14/32	756,000	688,803

		13,702,199

Machinery (0.1%)
Flowserve Corp. 2.800%, 1/15/32	880,000	780,408

Professional Services (0.6%)
Concentrix Corp. 6.850%, 8/2/33	4,860,000	4,247,916
Equifax, Inc. 2.350%, 9/15/31 (x)	700,000	615,990
Jacobs Engineering Group, Inc. 5.900%, 3/1/33	4,080,000	4,208,052
Verisk Analytics, Inc. 5.750%, 4/1/33 (x)	90,000	93,311

		9,165,269

Trading Companies & Distributors (0.3%)
GATX Corp. 6.050%, 3/15/34	4,127,000	4,321,172

Total Industrials		90,792,383

Information Technology (9.2%)
Communications Equipment (0.3%)
Cisco Systems, Inc. 5.050%, 2/26/34	4,132,000	4,168,007

Electronic Equipment, Instruments & Components (0.5%)
Allegion US Holding Co., Inc. 5.411%, 7/1/32	500,000	509,042
Amphenol Corp. 4.625%, 2/15/36	3,950,000	3,821,393
Flex Ltd. 5.250%, 1/15/32	110,000	110,381
TD SYNNEX Corp. 6.100%, 4/12/34	3,290,000	3,420,958

		7,861,774

IT Services (1.4%)
Accenture Capital, Inc. 4.500%, 10/4/34	4,270,000	4,093,769
International Business Machines Corp. 2.720%, 2/9/32	600,000	537,199
4.750%, 2/6/33	600,000	596,018
Kyndryl Holdings, Inc. 3.150%, 10/15/31	4,050,000	3,379,730
6.350%, 2/20/34 (x)	11,772,000	11,192,030

		19,798,746

Semiconductors & Semiconductor Equipment (2.2%)
Analog Devices, Inc. 2.100%, 10/1/31	163,000	143,438
Applied Materials, Inc. 5.100%, 10/1/35 (x)	3,720,000	3,759,477
Broadcom, Inc. 4.300%, 11/15/32	150,000	145,241
2.600%, 2/15/33	1,670,000	1,451,679
3.137%, 11/15/35§	9,030,000	7,668,688
4.800%, 2/15/36	3,920,000	3,811,846
Intel Corp. 4.150%, 8/5/32	143,000	137,068
5.200%, 2/10/33	1,995,000	2,019,525
KLA Corp. 4.650%, 7/15/32	136,000	135,742
NXP BV 5.000%, 1/15/33	3,790,000	3,781,870
QUALCOMM, Inc. 1.650%, 5/20/32	670,000	568,266
4.650%, 5/20/35	7,610,000	7,453,502
Texas Instruments, Inc. 3.650%, 8/16/32	145,000	137,669
4.900%, 3/14/33	132,000	133,702

		31,347,713

Software (4.4%)
Intuit, Inc. 5.200%, 9/15/33 (x)	990,000	993,530
Microsoft Corp. 3.500%, 2/12/35 (x)	45,320,000	41,720,509
Oracle Corp. 5.250%, 2/3/32	3,920,000	3,862,833
6.250%, 11/9/32	15,830,000	16,268,558
4.900%, 2/6/33	570,000	541,338
5.200%, 9/26/35	420,000	393,091
5.700%, 2/4/36	250,000	242,699
VMware LLC 2.200%, 8/15/31	380,000	334,767

		64,357,325

Technology Hardware, Storage & Peripherals (0.4%)
Apple, Inc. 1.700%, 8/5/31	70,000	61,351
4.300%, 5/10/33	2,210,000	2,192,029
Dell International LLC 5.100%, 2/15/36	3,900,000	3,845,657

		6,099,037

Total Information Technology		133,632,602

Materials (2.1%)
Chemicals (0.6%)
Albemarle Corp. 5.050%, 6/1/32	2,035,000	2,029,432
CF Industries, Inc. 5.150%, 3/15/34	4,331,000	4,293,221
Eastman Chemical Co. 5.750%, 3/8/33	660,000	682,617
LYB International Finance III LLC 5.625%, 5/15/33	850,000	855,920
5.500%, 3/1/34	340,000	337,690

		8,198,880

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Containers & Packaging (0.4%)
Berry Global, Inc. 5.650%, 1/15/34	$3,335,000	$3,409,637
Sonoco Products Co. 5.000%, 9/1/34 (x)	810,000	795,157
WRKCo., Inc. 3.000%, 6/15/33	2,440,000	2,149,893

		6,354,687

Metals & Mining (1.1%)
BHP Billiton Finance USA Ltd. 4.900%, 2/28/33	735,000	735,449
5.250%, 9/8/33	1,400,000	1,427,304
5.000%, 2/15/36	3,590,000	3,582,199
Kinross Gold Corp. 6.250%, 7/15/33	1,210,000	1,275,398
Newmont Corp. 2.600%, 7/15/32	475,000	425,746
5.350%, 3/15/34	4,230,000	4,342,815
Nucor Corp. 3.125%, 4/1/32	156,000	143,619
Rio Tinto Alcan, Inc. 6.125%, 12/15/33	3,830,000	4,083,841
Rio Tinto Finance USA plc 5.000%, 3/9/33	134,000	135,260
Yamana Gold, Inc. 2.630%, 8/15/31	121,000	107,844

		16,259,475

Total Materials		30,813,042

Real Estate (4.5%)
Diversified REITs (1.3%)
GLP Capital LP (REIT) 3.250%, 1/15/32	350,000	313,603
Safehold GL Holdings LLC (REIT) 5.650%, 1/15/35	14,040,000	14,247,642
Simon Property Group LP (REIT) 2.250%, 1/15/32	430,000	376,142
5.125%, 10/1/35 (x)	3,810,000	3,817,207

		18,754,594

Health Care REITs (1.5%)
Alexandria Real Estate Equities, Inc. (REIT) 2.000%, 5/18/32	550,000	462,892
1.875%, 2/1/33	13,710,000	11,167,205
2.950%, 3/15/34	4,630,000	3,930,819
4.750%, 4/15/35	4,080,000	3,877,400
Omega Healthcare Investors, Inc. (REIT) 3.250%, 4/15/33	3,500,000	3,108,427

		22,546,743

Office REITs (0.5%)
Boston Properties LP (REIT) 2.550%, 4/1/32	2,370,000	2,066,052
2.450%, 10/1/33	5,570,000	4,573,541
Kilroy Realty LP (REIT) 2.500%, 11/15/32	226,000	187,307

		6,826,900

Residential REITs (0.8%)
ERP Operating LP (REIT) 4.650%, 9/15/34	3,990,000	3,884,102
Essex Portfolio LP (REIT) 4.875%, 2/15/36	3,940,000	3,809,413
UDR, Inc. (REIT) 2.100%, 8/1/32	2,681,000	2,276,676
2.100%, 6/15/33	2,011,000	1,671,050

		11,641,241

Retail REITs (0.1%)
Kimco Realty OP LLC (REIT) 2.250%, 12/1/31	1,350,000	1,192,463
Realty Income Corp. (REIT) 1.800%, 3/15/33	640,000	529,765

		1,722,228

Specialized REITs (0.3%)
Crown Castle, Inc. (REIT) 5.100%, 5/1/33	500,000	496,213
Public Storage Operating Co. (REIT) 5.000%, 7/1/35	3,810,000	3,791,460

		4,287,673

Total Real Estate		65,779,379

Utilities (9.5%)
Electric Utilities (6.8%)
AEP Texas, Inc. 5.700%, 5/15/34	4,060,000	4,187,370
Alabama Power Co. 3.940%, 9/1/32	2,620,000	2,506,752
Arizona Public Service Co. 2.200%, 12/15/31	510,000	444,276
DTE Electric Co. 5.200%, 3/1/34	4,235,000	4,305,778
Duke Energy Carolinas LLC 4.950%, 1/15/33	1,220,000	1,230,809
Duke Energy Indiana LLC 5.250%, 3/1/34	4,220,000	4,282,553
Edison International 5.250%, 3/15/32	8,380,000	8,263,381
Entergy Louisiana LLC 2.350%, 6/15/32	1,540,000	1,349,030
Florida Power & Light Co. 5.100%, 4/1/33	700,000	709,332
4.800%, 5/15/33	3,060,000	3,049,568
5.300%, 6/15/34	4,030,000	4,118,297
NextEra Energy Capital Holdings, Inc. 2.440%, 1/15/32	930,000	820,702
Pacific Gas and Electric Co. 5.900%, 6/15/32	870,000	898,212
5.050%, 10/15/32	3,300,000	3,277,662
6.400%, 6/15/33	3,730,000	3,944,541
PacifiCorp 5.450%, 2/15/34	4,030,000	4,075,836
PPL Electric Utilities Corp. 4.850%, 2/15/34	4,106,000	4,085,629
Progress Energy, Inc. 7.000%, 10/30/31	90,000	98,680

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Southern California Edison Co. 6.000%, 1/15/34	$420,000	$434,953
Southern Co. (The) 5.700%, 10/15/32	2,580,000	2,680,622
5.200%, 6/15/33	9,310,000	9,386,900
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.99%), 6.000%, 4/1/58 (k)	3,880,000	3,886,609
Southwestern Public Service Co. 5.300%, 5/15/35	3,810,000	3,817,920
Virginia Electric and Power Co. 2.300%, 11/15/31	460,000	408,391
Xcel Energy, Inc. 5.450%, 8/15/33	13,420,000	13,636,614
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.17%), 5.750%, 12/3/56 (k)	13,510,000	13,272,678

		99,173,095

Gas Utilities (1.1%)
ONE Gas, Inc. 4.250%, 9/1/32	1,280,000	1,243,664
Southern California Gas Co. 5.200%, 6/1/33	4,960,000	5,041,576
5.050%, 9/1/34	8,350,000	8,356,059
Southwest Gas Corp. 4.050%, 3/15/32	1,030,000	982,572

		15,623,871

Multi-Utilities (1.6%)
Ameren Illinois Co. 4.950%, 6/1/33	1,680,000	1,683,046
Consumers Energy Co. 5.125%, 5/1/36	3,890,000	3,884,503
National Grid plc 5.809%, 6/12/33	4,400,000	4,578,289
5.418%, 1/11/34	12,640,000	12,814,467
Public Service Enterprise Group, Inc. 2.450%, 11/15/31	260,000	230,339

		23,190,644

Total Utilities		137,987,610

Total Corporate Bonds		1,418,052,237

U.S. Treasury Obligation (0.3%)
U.S. Treasury Notes 4.375%, 5/15/36	4,393,700	4,378,597

Total U.S. Treasury Obligation		4,378,597

Total Long-Term Debt Securities (98.1%) (Cost $1,402,777,518)		1,422,430,834

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (4.0%)
Allspring Government Money Market Fund, Select Shares 3.57% (7 day yield) (xx)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	31,307,122	31,307,122
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	9,206,318	9,206,318
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.58% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		57,513,440

Total Short-Term Investments (4.0%)
(Cost $57,514,361)		57,513,440

Total Investments in Securities (102.1%)
(Cost $1,460,291,879)		1,479,944,274
Other Assets Less Liabilities (-2.1%)		(30,433,805)

Net Assets (100%)		$1,449,510,469

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2026, the market value of these securities amounted to $7,668,688 or 0.5% of net assets.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2026.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $47,566,268. This was collateralized by $347,939 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.750%, maturing 8/13/26 – 5/15/55 and by cash of $48,307,122 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$86,330,927	$—	$86,330,927
Consumer Discretionary	—	55,638,569	—	55,638,569
Consumer Staples	—	78,879,497	—	78,879,497
Energy	—	123,590,997	—	123,590,997
Financials	—	481,026,386	—	481,026,386
Health Care	—	133,580,845	—	133,580,845
Industrials	—	90,792,383	—	90,792,383
Information Technology	—	133,632,602	—	133,632,602
Materials	—	30,813,042	—	30,813,042
Real Estate	—	65,779,379	—	65,779,379
Utilities	—	137,987,610	—	137,987,610
Short-Term Investments
Investment Companies	57,513,440	—	—	57,513,440
U.S. Treasury Obligation	—	4,378,597	—	4,378,597

Total Assets	$57,513,440	$1,422,430,834	$—	$1,479,944,274

Total	$57,513,440	$1,422,430,834	$—	$1,479,944,274

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$426,145,774
Long-term U.S. government debt securities	8,297,837

$434,443,611

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$415,256,858
Long-term U.S. government debt securities	7,868,628

$423,125,486

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,278,422
Aggregate gross unrealized depreciation	(9,233,583)

Net unrealized appreciation	$19,044,839

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,460,899,435

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $1,460,291,879)	$1,479,944,274
Cash	750,000
Receivable for securities sold	27,276,938
Dividends, interest and other receivables	19,279,705
Receivable for Portfolio shares sold	103,342
Securities lending income receivable	20,505
Other assets	14,613

Total assets	1,527,389,377

LIABILITIES
Payable for return of collateral on securities loaned	48,307,122
Payable for securities purchased	27,721,467
Payable for Portfolio shares repurchased	1,287,828
Investment management fees payable	329,653
Administrative fees payable	106,725
Distribution fees payable – Class IB	1,216
Accrued expenses	124,897

Total liabilities	77,878,908

Commitments and contingent liabilities^
NET ASSETS	$1,449,510,469

Net assets were comprised of:
Paid in capital	$1,376,316,367
Total distributable earnings (loss)	73,194,102

Net assets	$1,449,510,469

Class IB
Net asset value, offering and redemption price per share, $6,039,951 / 602,932 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.02

Class K
Net asset value, offering and redemption price per share, $1,443,470,518 / 143,842,073 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.04

(x)	Includes value of securities on loan of $47,566,268.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest	$38,202,371
Dividends	151,824
Securities lending (net)	150,948

Total income	38,505,143

EXPENSES
Investment management fees	2,498,016
Administrative fees	640,684
Professional fees	58,615
Printing and mailing expenses	39,218
Trustees’ fees	22,410
Custodian fees	19,240
Distribution fees – Class IB	7,023
Miscellaneous	27,977

Gross expenses	3,313,183
Less: Waiver from investment manager	(175,044)
Voluntary waiver from investment manager	(347,504)

Net expenses	2,790,635

NET INVESTMENT INCOME (LOSS)	35,714,508

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	14,076,677

Net change in unrealized appreciation (depreciation) on investments in securities	(44,353,992)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(30,277,315)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,437,193

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$35,714,508	$75,998,704
Net realized gain (loss)	14,076,677	27,310,635
Net change in unrealized appreciation (depreciation)	(44,353,992)	26,918,956

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,437,193	130,228,295

Distributions to shareholders:
Class IB	—	(368,286)
Class K	—	(103,066,322)

Total distributions to shareholders	—	(103,434,608)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 106,148 and 323,513 shares, respectively ]	1,060,498	3,317,286
Capital shares issued in reinvestment of dividends and distributions [ 0 and 36,993 shares, respectively ]	—	368,286
Capital shares repurchased [ (54,542) and (58,655) shares, respectively ]	(544,581)	(595,840)

Total Class IB transactions	515,917	3,089,732

Class K
Capital shares sold [ 9,921,477 and 11,657,033 shares, respectively ]	98,704,510	118,313,340
Capital shares issued in reinvestment of dividends and distributions [ 0 and 10,339,512 shares, respectively ]	—	103,066,322
Capital shares repurchased [ (11,822,118) and (34,335,320) shares, respectively ]	(118,155,863)	(349,058,290)

Total Class K transactions	(19,451,353)	(127,678,628)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(18,935,436)	(124,588,896)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,498,243)	(97,795,209)
NET ASSETS:
Beginning of period	1,463,008,712	1,560,803,921

End of period	$1,449,510,469	$1,463,008,712

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,			April 3, 2023* to December 31, 2023
Class IB			2025		2024
Net asset value, beginning of period	$10.00		$9.85		$10.22	$10.00

Income (loss) from investment operations†:
Net investment income (loss) (e)	0.24		0.50		0.52	0.36
Net realized and unrealized gain (loss)	(0.22)		0.39		(0.20)	(0.05	)†

Total from investment operations	0.02		0.89		0.32	0.31

Less distributions:
Dividends from net investment income	—		(0.54)		(0.54)	(0.09)
Distributions from net realized gains	—		(0.20)		(0.15)	—

Total dividends and distributions	—		(0.74)		(0.69)	(0.09)

Net asset value, end of period	$10.02		$10.00		$9.85	$10.22

Total return (b)(y)	0.20%		9.06%		3.05%	3.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,040		$5,511		$2,459	$155
Ratio of expenses to average net assets:
After waivers (a)(f)	0.64	%(i)	0.65	%(i)	0.65%	0.65%
Before waivers (a)(f)	0.71%		0.72%		0.72%	1.41%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	4.76%		4.83%		4.99%	4.85	%(l)
Before waivers (a)(g)	4.68%		4.76%		4.92%	4.08	%(l)
Portfolio turnover rate^	30	%(z)	44%		47%	36	%(z)

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,			April 3, 2023* to December 31, 2023
Class K			2025		2024
Net asset value, beginning of period	$10.00		$9.86		$10.22	$10.00

Income (loss) from investment operations†:
Net investment income (loss) (e)	0.25		0.53		0.55	0.40
Net realized and unrealized gain (loss)	(0.21)		0.37		(0.20)	(0.08)

Total from investment operations	0.04		0.90		0.35	0.32

Less distributions:
Dividends from net investment income	—		(0.56)		(0.56)	(0.10)
Distributions from net realized gains	—		(0.20)		(0.15)	—

Total dividends and distributions	—		(0.76)		(0.71)	(0.10)

Net asset value, end of period	$10.04		$10.00		$9.86	$10.22

Total return (b)(y)	0.40%		9.21%		3.40%	3.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,443,471		$1,457,498		$1,558,345	$1,577,212
Ratio of expenses to average net assets:
After waivers (a)(f)	0.39	%(i)	0.40	%(i)	0.40%	0.40%
Before waivers (a)(f)	0.46%		0.47%		0.47%	0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	5.00%		5.13%		5.33%	5.48	%(l)
Before waivers (a)(g)	4.93%		5.06%		5.26%	5.35	%(l)
Portfolio turnover rate^	30	%(z)	44%		47%	36	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period may not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(i)	Includes voluntary waiver from investment manager of 0.05% and 0.02% for the six months ended June 30, 2026 and year ended December 31, 2025, respectively.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bond (0.3%)
Financials (0.3%)
Financial Services (0.3%)
Private Export Funding Corp.
4.500%, 2/7/27§	$10,000,000	$10,005,543

Total Financials		10,005,543

Total Corporate Bond		10,005,543

U.S. Government Agency Securities (49.9%)
FFCB
3.970%, 8/26/27	5,000,000	4,985,391
3.625%, 8/27/27	5,000,000	4,968,940
3.500%, 11/10/27	28,000,000	27,721,187
3.500%, 12/9/27	15,000,000	14,858,043
3.375%, 1/7/28	10,000,000	9,877,515
4.250%, 1/14/28	15,000,000	15,021,107
3.500%, 1/21/28	15,800,000	15,622,964
4.250%, 1/28/28	10,000,000	10,011,325
4.250%, 2/24/28	15,000,000	15,016,004
3.570%, 3/2/28	10,250,000	10,141,608
3.875%, 3/27/28	15,250,000	15,147,329
3.750%, 4/14/28	15,000,000	14,877,186
4.420%, 6/16/28	5,000,000	4,993,472
3.740%, 7/13/28	10,000,000	9,899,637
4.070%, 8/21/28	5,000,000	4,973,404
4.500%, 8/28/28	10,000,000	10,058,335
3.840%, 10/16/28	10,000,000	9,910,370
3.375%, 10/24/28	18,000,000	17,677,418
3.730%, 11/3/28	5,000,000	4,938,063
3.970%, 11/28/28	10,000,000	9,919,238
1.040%, 1/25/29	15,000,000	13,837,640
3.980%, 2/5/29	5,000,000	4,954,669
4.125%, 3/20/29	15,000,000	14,950,941
3.875%, 3/27/29	15,000,000	14,857,199
3.750%, 4/9/29	20,250,000	19,995,140
4.000%, 4/1/30	15,000,000	14,882,916
1.230%, 7/29/30	5,000,000	4,436,869
1.240%, 9/3/30	10,000,000	8,872,686
4.120%, 10/21/30	10,250,000	10,113,633
1.380%, 1/14/31	30,000,000	26,488,959
1.990%, 3/17/31	10,000,000	9,055,551
4.450%, 8/27/32	15,000,000	14,851,548
4.890%, 9/12/33	15,000,000	14,904,423
4.470%, 2/23/34	15,000,000	14,744,350
4.940%, 3/24/34	10,500,000	10,405,924
4.990%, 4/23/35	10,000,000	9,901,774
4.970%, 9/17/35	10,000,000	9,886,622
5.000%, 10/29/35	10,000,000	9,886,059
FHLB
3.875%, 6/4/27	20,465,000	20,412,282
3.500%, 9/9/27	53,900,000	53,471,845
4.125%, 9/10/27	20,000,000	19,983,184
3.500%, 10/4/27	53,860,000	53,437,414
3.800%, 2/11/28	10,000,000	9,930,342
1.100%, 2/25/28	15,000,000	14,269,590
3.500%, 3/3/28	34,830,000	34,455,379
3.875%, 3/10/28	10,000,000	9,921,271
4.500%, 3/10/28	6,200,000	6,232,764
4.125%, 6/1/28	21,060,000	21,031,733
3.250%, 6/9/28	25,000,000	24,662,825

4.000%, 6/9/28	10,000,000	9,975,556
4.000%, 6/30/28	12,500,000	12,461,623
1.000%, 8/16/28	5,000,000	4,674,086
3.250%, 11/16/28	165,335,000	162,222,784
4.125%, 9/14/29	15,000,000	14,962,976
2.125%, 12/14/29	3,195,000	2,980,854
4.375%, 3/8/30	2,500,000	2,515,706
4.125%, 6/14/30	5,000,000	4,988,423
4.500%, 9/13/30	10,000,000	10,119,818
4.750%, 3/10/34	10,000,000	10,195,387
FHLMC
3.900%, 12/3/27	5,000,000	4,977,338
3.700%, 1/7/28	10,000,000	9,927,067
3.750%, 1/21/28	5,000,000	4,957,161
3.800%, 3/2/28	10,000,000	9,926,329
4.000%, 3/16/28	5,000,000	4,984,607
4.150%, 5/4/28	20,000,000	19,938,784
4.125%, 9/26/28	10,000,000	9,954,256
4.000%, 11/1/28	10,000,000	9,930,323
3.950%, 12/18/28	20,000,000	19,841,572
3.950%, 12/26/28	10,000,000	9,912,844
3.875%, 1/9/29	5,000,000	4,952,173
4.000%, 1/9/29	10,000,000	9,917,727
3.910%, 1/16/29	5,000,000	4,955,536
3.920%, 1/16/29	10,000,000	9,907,123
4.050%, 3/12/29	10,000,000	9,928,145
4.150%, 3/12/29	5,000,000	4,979,364
6.750%, 9/15/29	20,000,000	21,503,900
4.030%, 10/10/29	15,000,000	14,842,088
4.750%, 12/18/29	15,000,000	14,968,571
4.130%, 9/16/30	10,500,000	10,381,520
4.300%, 9/19/30	15,000,000	14,875,420
4.300%, 9/26/30	15,000,000	14,867,652
4.000%, 10/8/30	10,500,000	10,340,482
4.200%, 10/17/30	10,250,000	10,136,929
4.220%, 11/12/30	10,000,000	9,902,481
4.270%, 12/17/30	10,000,000	9,906,444
4.200%, 12/18/30	25,000,000	24,728,082
4.100%, 1/9/31	5,000,000	4,940,891
4.250%, 1/15/31	13,460,000	13,284,802
3.950%, 1/16/31	5,000,000	4,922,604
4.125%, 1/21/31	15,000,000	14,812,390
4.150%, 1/28/31	5,000,000	4,944,882
4.250%, 2/11/31	10,000,000	9,897,302
4.125%, 2/20/31	15,000,000	14,816,724
4.140%, 3/3/31	11,081,000	10,941,900
6.750%, 3/15/31	18,000,000	19,922,971
6.250%, 7/15/32	48,110,000	53,148,060
FNMA
3.625%, 6/23/27	10,000,000	9,955,354
0.750%, 10/8/27	83,000,000	79,624,407
3.900%, 3/2/29	5,000,000	4,956,755
6.250%, 5/15/29	25,000,000	26,395,842
7.125%, 1/15/30	32,500,000	35,589,382
7.250%, 5/15/30	5,000,000	5,534,807
0.875%, 8/5/30	191,375,000	167,438,217
6.625%, 11/15/30	50,000,000	54,776,360
Tennessee Valley Authority
3.875%, 3/15/28	17,500,000	17,436,902
3.875%, 8/1/30	21,865,000	21,599,303
1.500%, 9/15/31	10,420,000	9,077,376
4.375%, 8/1/34	19,880,000	19,878,913

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)

4.875%, 5/15/35	$43,830,000	$44,769,500
Series A
2.875%, 2/1/27	48,000,000	47,680,656

Total U.S. Government Agency Securities		1,962,341,499

U.S. Treasury Obligations (40.8%)
U.S. Treasury Notes
3.125%, 8/31/27	5,825,000	5,758,787
3.875%, 10/15/27	10,000,000	9,965,897
3.500%, 10/31/27	10,000,000	9,915,893
2.250%, 11/15/27	8,500,000	8,286,177
4.125%, 11/15/27	10,000,000	9,996,737
3.375%, 11/30/27	10,000,000	9,894,584
3.875%, 11/30/27	10,000,000	9,962,479
4.000%, 12/15/27	7,500,000	7,484,358
3.875%, 12/31/27	5,000,000	4,979,663
4.250%, 1/15/28	10,000,000	10,013,496
3.500%, 1/31/28	17,000,000	16,830,639
2.750%, 2/15/28	10,600,000	10,367,335
4.250%, 2/15/28	10,000,000	10,013,871
3.375%, 2/29/28	12,000,000	11,853,035
3.875%, 3/31/28	12,000,000	11,943,955
3.750%, 4/15/28	20,000,000	19,862,034
1.250%, 4/30/28	10,000,000	9,493,480
3.750%, 4/30/28	10,000,000	9,930,621
2.875%, 5/15/28	11,500,000	11,238,089
1.250%, 5/31/28	11,500,000	10,891,286
3.625%, 5/31/28	12,082,000	11,965,887
1.250%, 6/30/28	5,000,000	4,724,260
4.000%, 6/30/28	17,500,000	17,449,465
3.875%, 7/15/28	15,000,000	14,919,009
4.125%, 7/31/28	12,263,000	12,256,875
2.875%, 8/15/28	10,000,000	9,742,159
1.125%, 8/31/28	10,000,000	9,378,108
4.375%, 8/31/28	15,000,000	15,066,615
3.375%, 9/15/28	5,425,000	5,336,562
1.250%, 9/30/28	15,000,000	14,073,088
4.625%, 9/30/28	25,000,000	25,248,033
3.500%, 10/15/28	10,000,000	9,857,276
4.875%, 10/31/28	15,000,000	15,234,641
3.125%, 11/15/28	47,500,000	46,401,125
3.500%, 11/15/28	10,000,000	9,852,769
4.375%, 11/30/28	10,000,000	10,048,714
3.500%, 12/15/28	10,000,000	9,848,649
3.750%, 12/31/28	10,000,000	9,903,211
3.500%, 1/15/29	10,000,000	9,842,576
4.000%, 1/31/29	15,000,000	14,940,689
2.625%, 2/15/29	22,000,000	21,168,336
3.500%, 2/15/29	10,000,000	9,838,062
4.250%, 2/28/29	15,000,000	15,035,142
3.500%, 3/15/29	10,000,000	9,835,156
4.125%, 3/31/29	10,000,000	9,991,881
3.875%, 4/15/29	10,000,000	9,928,317
4.625%, 4/30/29	21,000,000	21,260,104
2.375%, 5/15/29	21,000,000	20,001,402
4.500%, 5/31/29	10,000,000	10,093,545
3.250%, 6/30/29	15,000,000	14,619,775
4.250%, 6/30/29	5,000,000	5,013,281
4.000%, 7/31/29	2,234,000	2,224,416
1.625%, 8/15/29	12,500,000	11,589,875

3.625%, 8/31/29	10,000,000	9,844,578
3.500%, 9/30/29	10,000,000	9,801,602
4.000%, 10/31/29	25,000,000	24,873,047
4.125%, 10/31/29	25,000,000	24,970,703
4.125%, 11/30/29	18,000,000	17,980,292
3.875%, 12/31/29	20,000,000	19,812,434
4.375%, 12/31/29	15,000,000	15,103,667
1.500%, 2/15/30	11,900,000	10,845,893
4.000%, 2/28/30	15,000,000	14,916,797
3.875%, 4/30/30	10,000,000	9,897,175
0.625%, 5/15/30	15,000,000	13,112,982
3.750%, 6/30/30	27,982,000	27,545,092
4.000%, 7/31/30	15,000,000	14,900,234
0.625%, 8/15/30	21,500,000	18,628,974
4.125%, 8/31/30	10,000,000	9,977,296
3.625%, 9/30/30	15,000,000	14,678,775
4.625%, 9/30/30	15,000,000	15,253,129
4.875%, 10/31/30	15,000,000	15,404,246
0.875%, 11/15/30	19,000,000	16,510,420
3.500%, 11/30/30	10,000,000	9,726,365
4.375%, 11/30/30	10,000,000	10,074,474
3.750%, 12/31/30	17,998,000	17,674,506
3.750%, 1/31/31	12,000,000	11,782,451
4.000%, 1/31/31	10,000,000	9,920,439
1.125%, 2/15/31	20,600,000	17,988,260
3.500%, 2/28/31	12,000,000	11,656,594
3.875%, 3/31/31	15,000,000	14,798,769
4.125%, 3/31/31	10,000,000	9,969,491
3.875%, 4/30/31	12,000,000	11,837,298
4.625%, 4/30/31	15,000,000	15,278,953
1.625%, 5/15/31	15,000,000	13,316,619
4.125%, 7/31/31	5,000,000	4,983,028
1.250%, 8/15/31	15,000,000	12,974,608
3.750%, 8/31/31	10,000,000	9,789,480
3.625%, 9/30/31	10,000,000	9,729,050
4.125%, 10/31/31	10,000,000	9,959,753
1.375%, 11/15/31	13,500,000	11,669,034
4.125%, 11/30/31	15,000,000	14,934,332
4.500%, 12/31/31	10,000,000	10,137,437
1.875%, 2/15/32	19,000,000	16,777,775
4.000%, 4/30/32	5,000,000	4,939,140
2.875%, 5/15/32	23,000,000	21,375,811
4.000%, 7/31/32	10,000,000	9,865,879
2.750%, 8/15/32	21,000,000	19,306,150
3.875%, 8/31/32	10,000,000	9,795,042
3.875%, 9/30/32	10,000,000	9,789,816
4.125%, 11/15/32	3,000,000	2,976,452
3.750%, 11/30/32	10,000,000	9,711,148
4.000%, 1/31/33	5,000,000	4,920,724
3.500%, 2/15/33	20,000,000	19,104,756
3.750%, 2/28/33	4,222,000	4,094,203
4.250%, 3/31/33	2,221,000	2,216,902
4.125%, 4/30/33	10,000,000	9,903,173
3.375%, 5/15/33	24,500,000	23,168,143
3.875%, 8/15/33	28,000,000	27,262,984
4.500%, 11/15/33	16,000,000	16,181,371
4.000%, 2/15/34	17,500,000	17,123,390
4.375%, 5/15/34	18,500,000	18,539,153
3.875%, 8/15/34	21,000,000	20,314,224
4.250%, 11/15/34	21,650,000	21,469,504
4.625%, 2/15/35	21,000,000	21,370,780
4.250%, 5/15/35	30,380,000	30,076,200

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)

4.250%, 8/15/35	$20,000,000	$19,781,250
4.000%, 11/15/35	27,050,000	26,213,141
4.125%, 2/15/36	28,500,000	27,858,750

Total U.S. Treasury Obligations		1,601,765,557

Total Long-Term Debt Securities (91.0%) (Cost $3,646,617,294)		3,574,112,599

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (7.5%)
Schwab Intermediate-Term U.S. Treasury ETF (x)	1,900,000	46,854,000
Schwab Short-Term U.S. Treasury ETF	1,900,000	45,866,000
Vanguard Intermediate-Term Treasury ETF	2,050,000	120,909,000
Vanguard Short-Term Treasury ETF	1,400,000	81,480,000

Total Exchange Traded Funds (7.5%) (Cost$ 308,720,210)		295,109,000

SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	6,312,500	6,312,500

Total Short-Term Investments (0.2%) (Cost $6,312,500)		6,312,500

Total Investments in Securities (98.7%) (Cost $3,961,650,004)		3,875,534,099
Other Assets Less Liabilities (1.3%)		52,868,318

Net Assets (100%)		$3,928,402,417

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2026, the market value of these securities amounted to $10,005,543 or 0.3% of net assets.

(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $6,165,000. This was collateralized by cash of $6,312,500 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$10,005,543	$—	$10,005,543
Exchange Traded Funds	295,109,000	—	—	295,109,000
Short-Term Investment
Investment Companies	6,312,500	—	—	6,312,500
U.S. Government Agency Securities	—	1,962,341,499	—	1,962,341,499
U.S. Treasury Obligations	—	1,601,765,557	—	1,601,765,557

Total Assets	$301,421,500	$3,574,112,599	$—	$3,875,534,099

Total	$301,421,500	$3,574,112,599	$—	$3,875,534,099

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$500,829,777
Long-term U.S. government debt securities	237,214,459

$738,044,236

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$484,061,976
Long-term U.S. government debt securities	303,250,819

$787,312,795

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,046,555
Aggregate gross unrealized depreciation	(91,207,948)

Net unrealized depreciation	$(86,161,393)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,961,695,492

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $3,961,650,004)	$3,875,534,099
Cash	26,395,537
Receivable for securities sold	43,440,073
Dividends, interest and other receivables	32,083,852
Receivable for Portfolio shares sold	143,648
Securities lending income receivable	5,946
Other assets	40,318

Total assets	3,977,643,473

LIABILITIES
Payable for securities purchased	38,685,532
Payable for return of collateral on securities loaned	6,312,500
Payable for Portfolio shares repurchased	3,004,435
Investment management fees payable	805,728
Administrative fees payable	290,242
Distribution fees payable – Class IB	49,880
Distribution fees payable – Class IA	15,611
Accrued expenses	77,128

Total liabilities	49,241,056

Commitments and contingent liabilities^
NET ASSETS	$3,928,402,417

Net assets were comprised of:
Paid in capital	$4,255,312,952
Total distributable earnings (loss)	(326,910,535)

Net assets	$3,928,402,417

Class IA
Net asset value, offering and redemption price per share, $76,070,139 / 7,817,326 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.73

Class IB
Net asset value, offering and redemption price per share, $243,762,482 / 25,223,267 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.66

Class K
Net asset value, offering and redemption price per share, $3,608,569,796 / 370,270,750 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.75

(x)	Includes value of securities on loan of $6,165,000.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)
INVESTMENT INCOME
Interest	$64,305,289
Dividends	4,690,606
Securities lending (net)	113,740

Total income	69,109,635

EXPENSES
Investment management fees	6,376,693
Administrative fees	1,759,660
Distribution fees – Class IB	303,680
Professional fees	167,387
Printing and mailing expenses	115,716
Distribution fees – Class IA	95,037
Trustees’ fees	61,580
Custodian fees	57,424
Miscellaneous	45,623

Gross expenses	8,982,800
Less: Waiver from investment manager	(481,149)
Voluntary waiver from investment manager	(949,931)

Net expenses	7,551,720

NET INVESTMENT INCOME (LOSS)	61,557,915

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	242,728
Net change in unrealized appreciation (depreciation) on investments in securities	(49,221,989)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(48,979,261)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,578,654

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$61,557,915	$129,048,365
Net realized gain (loss)	242,728	(15,180,829)
Net change in unrealized appreciation (depreciation)	(49,221,989)	120,417,421

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,578,654	234,284,957

Distributions to shareholders:
Class IA	—	(2,371,501)
Class IB	—	(7,629,063)
Class K	—	(119,445,504)

Total distributions to shareholders	—	(129,446,068)

Tax return of capital:
Class IA	—	(517)
Class IB	—	(1,664)
Class K	—	(26,058)

Total tax return of capital	—	(28,239)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 458,495 and 1,469,007 shares, respectively ]	4,455,203	14,313,101
Capital shares issued in reinvestment of dividends [ 0 and 245,028 shares, respectively ]	—	2,372,018
Capital shares repurchased [ (760,428) and (1,838,060) shares, respectively ]	(7,393,458)	(17,996,699)

Total Class IA transactions	(2,938,255)	(1,311,580)

Class IB
Capital shares sold [ 1,701,862 and 3,787,667 shares, respectively ]	16,435,111	36,725,718
Capital shares issued in reinvestment of dividends [ 0 and 793,166 shares, respectively ]	—	7,630,727
Capital shares repurchased [ (2,359,634) and (5,786,835) shares, respectively ]	(22,795,119)	(56,014,193)

Total Class IB transactions	(6,360,008)	(11,657,748)

Class K
Capital shares sold [ 24,127,841 and 55,948,173 shares, respectively ]	234,229,542	543,920,481
Capital shares issued in reinvestment of dividends [ 0 and 12,341,312 shares, respectively ]	—	119,471,562
Capital shares repurchased [ (33,347,438) and (98,781,923) shares, respectively ]	(324,661,449)	(964,282,227)

Total Class K transactions	(90,431,907)	(300,890,184)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(99,730,170)	(313,859,512)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(87,151,516)	(209,048,862)
NET ASSETS:
Beginning of period	4,015,553,933	4,224,602,795

End of period	$3,928,402,417	$4,015,553,933

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025		2024		2023	2022	2021
Net asset value, beginning of period	$9.71		$9.49		$9.50		$9.40	$10.29	$10.66

Income (loss) from investment operations†:
Net investment income (loss) (e)	0.14		0.28		0.23		0.18	0.09	0.06
Net realized and unrealized gain (loss)	(0.12)		0.24		—	#	0.18	(0.88)	(0.28)

Total from investment operations	0.02		0.52		0.23		0.36	(0.79)	(0.22)

Less distributions:
Dividends from net investment income	—		(0.30)		(0.24)		(0.26)	(0.09)	(0.08)
Distributions from net realized gains	—		—		—		—	(0.01)	(0.07)
Tax return of capital	—		—	#	—		—	—	—

Total dividends and distributions	—		(0.30)		(0.24)		(0.26)	(0.10)	(0.15)

Net asset value, end of period	$9.73		$9.71		$9.49		$9.50	$9.40	$10.29

Total return (b)(y)	0.21%		5.51%		2.46%		3.85%	(7.67)%	(2.08)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$76,070		$78,862		$78,218		$74,371	$71,572	$84,502
Ratio of expenses to average net assets:
After waivers (a)(f)	0.61	%(i)	0.62	%(i)	0.64	%(i)	0.64%	0.65%	0.65%
Before waivers (a)(f)	0.69%		0.68%		0.69%		0.68%	0.67%	0.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	2.91%		2.89%		2.44%		1.92%	0.96%	0.57%
Before waivers (a)(g)	2.84%		2.83%		2.39%		1.88%	0.94%	0.55%
Portfolio turnover rate^	19	%(z)	38%		36%		21%	45%	31%

Class IB	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025		2024		2023	2022	2021
Net asset value, beginning of period	$9.65		$9.43		$9.44		$9.34	$10.22	$10.60

Income (loss) from investment operations†:
Net investment income (loss) (e)	0.14		0.28		0.23		0.18	0.09	0.06
Net realized and unrealized gain (loss)	(0.13)		0.24		—	#	0.18	(0.87)	(0.29)

Total from investment operations	0.01		0.52		0.23		0.36	(0.78)	(0.23)

Less distributions:
Dividends from net investment income	—		(0.30)		(0.24)		(0.26)	(0.09)	(0.08)
Distributions from net realized gains	—		—		—		—	(0.01)	(0.07)
Tax return of capital	—		—	#	—		—	—	—

Total dividends and distributions	—		(0.30)		(0.24)		(0.26)	(0.10)	(0.15)

Net asset value, end of period	$9.66		$9.65		$9.43		$9.44	$9.34	$10.22

Total return (b)(y)	0.10%		5.54%		2.47%		3.87%	(7.62)%	(2.18)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$243,762		$249,656		$255,302		$249,235	$258,718	$308,194
Ratio of expenses to average net assets:
After waivers (a)(f)	0.61	%(i)	0.62	%(i)	0.64	%(i)	0.64%	0.65%	0.65%
Before waivers (a)(f)	0.69%		0.68%		0.69%		0.68%	0.67%	0.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	2.91%		2.89%		2.44%		1.91%	0.96%	0.57%
Before waivers (a)(g)	2.84%		2.83%		2.39%		1.88%	0.94%	0.55%
Portfolio turnover rate^	19	%(z)	38%		36%		21%	45%	31%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025		2024		2023	2022	2021
Net asset value, beginning of period	$9.72		$9.49		$9.51		$9.40	$10.29	$10.66

Income (loss) from investment operations†:
Net investment income (loss) (e)	0.15		0.31		0.26		0.20	0.12	0.09
Net realized and unrealized gain (loss)	(0.12)		0.25		(0.01)		0.19	(0.88)	(0.29)

Total from investment operations	0.03		0.56		0.25		0.39	(0.76)	(0.20)

Less distributions:
Dividends from net investment income	—		(0.33)		(0.27)		(0.28)	(0.12)	(0.10)
Distributions from net realized gains	—		—		—		—	(0.01)	(0.07)
Tax return of capital	—		—	#	—		—	—	—

Total dividends and distributions	—		(0.33)		(0.27)		(0.28)	(0.13)	(0.17)

Net asset value, end of period	$9.75		$9.72		$9.49		$9.51	$9.40	$10.29

Total return (b)(y)	0.31%		5.87%		2.60%		4.21%	(7.43)%	(1.85)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,608,570		$3,687,036		$3,891,083		$4,073,190	$6,217,249	$6,244,395
Ratio of expenses to average net assets:
After waivers (a)(f)	0.36	%(i)	0.37	%(i)	0.39	%(i)	0.39%	0.40%	0.40%
Before waivers (a)(f)	0.44%		0.43%		0.44%		0.43%	0.42%	0.41%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	3.16%		3.14%		2.68%		2.15%	1.23%	0.82%
Before waivers (a)(g)	3.09%		3.08%		2.63%		2.12%	1.21%	0.80%
Portfolio turnover rate^	19	%(z)	38%		36%		21%	45%	31%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period may not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of the underlying funds, if applicable.
(i)	Includes voluntary waiver from investment manager of 0.05%, 0.03% and 0.01% for the six months ended June 30, 2026 and years ended December 31, 2025 and 2024, respectively.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (4.5%)
ANZ Group Holdings Ltd.	98,047	$2,402,600
APA Group	42,399	297,903
Aristocrat Leisure Ltd.	39,232	1,671,397
ASX Ltd.	6,350	234,511
BHP Group Ltd.	164,019	6,845,952
Brambles Ltd.	43,589	588,492
CAR Group Ltd. (x)	12,850	229,954
Cochlear Ltd.	1,863	157,404
Coles Group Ltd.	42,893	724,130
Commonwealth Bank of Australia	54,064	6,179,155
Computershare Ltd.	17,021	451,818
CSL Ltd.	15,520	1,236,101
Evolution Mining Ltd.	69,064	563,969
Fortescue Ltd.	51,907	691,435
Glencore plc	537,512	3,666,200
Goodman Group (REIT)	65,042	1,410,002
Insurance Australia Group Ltd.	75,649	424,131
Lottery Corp. Ltd. (The)	124,661	497,309
Lynas Rare Earths Ltd.*	28,920	362,376
Macquarie Group Ltd.	11,804	2,054,270
Medibank Pvt. Ltd.	88,284	303,678
National Australia Bank Ltd.	98,087	2,579,925
Northern Star Resources Ltd.	84,143	1,108,225
Origin Energy Ltd.	55,276	420,197
PLS Group Ltd.*	100,949	353,399
Pro Medicus Ltd. (x)	2,155	305,098
Qantas Airways Ltd.	26,484	196,114
QBE Insurance Group Ltd.	48,159	840,541
REA Group Ltd.	1,607	155,273
Rio Tinto Ltd.	11,233	1,337,566
Rio Tinto plc	35,693	3,375,939
Rio Tinto plc (ADR)	15,833	1,503,027
Santos Ltd.	103,885	515,764
Scentre Group (REIT)	166,097	444,876
SGH Ltd.	6,328	205,319
Sigma Healthcare Ltd. (x)	166,229	316,759
Sonic Healthcare Ltd.	16,582	238,103
South32 Ltd.	143,538	386,001
Stockland (REIT)	82,665	234,219
Suncorp Group Ltd.	35,060	467,874
Telstra Group Ltd.	127,622	448,829
Transurban Group	99,720	995,442
Vicinity Ltd. (REIT)	116,616	207,684
Washington H Soul Pattinson & Co. Ltd. (x)	11,263	360,525
Wesfarmers Ltd.	36,913	2,316,701
Westpac Banking Corp.	110,831	2,709,691
WiseTech Global Ltd. (x)	19,765	457,670
Woodside Energy Group Ltd.	60,677	1,174,725
Woolworths Group Ltd.	38,972	1,079,736

		55,728,009

Austria (0.5%)
BAWAG Group AG (m)	2,337	468,569
Erste Group Bank AG	40,445	5,418,546
OMV AG	4,701	294,919
Raiffeisen Bank International AG	4,424	282,553
Verbund AG	2,143	136,122

		6,600,709

Belgium (0.9%)
Ageas SA/NV	4,916	$393,294
Anheuser-Busch InBev SA/NV	42,873	3,534,742
D’ieteren Group (x)	726	141,448
Elia Group SA/NV, Class B	1,510	240,171
Financiere de Tubize SA	734	193,808
Groupe Bruxelles Lambert NV	2,216	201,924
KBC Group NV	7,449	1,016,046
Lotus Bakeries NV	12	159,387
Sofina SA (x)	569	144,793
Syensqo SA (x)	30,702	2,267,206
UCB SA	10,014	2,998,513

		11,291,332

Brazil (0.6%)
Ambev SA	471,000	1,485,361
B3 SA – Brasil Bolsa Balcao	382,800	1,076,701
Banco Bradesco SA (ADR)	245,546	852,045
Banco BTG Pactual SA	67,652	712,257
MercadoLibre, Inc.*	243	412,466
Petroleo Brasileiro SA – Petrobras (ADR)	83,224	1,344,900
TOTVS SA	91,300	506,878
XP, Inc., Class A	27,650	449,589
Yara International ASA	5,345	235,013

		7,075,210

Canada (1.0%)
Agnico Eagle Mines Ltd.	15,540	2,414,521
CAE, Inc.*	75,919	1,900,852
Canadian National Railway Co.	17,272	2,061,192
Element Fleet Management Corp.	51,517	1,063,214
Franco-Nevada Corp.	11,413	2,381,420
RB Global, Inc.	21,295	2,479,124

		12,300,323

Chile (0.2%)
Antofagasta plc	11,345	576,228
Sociedad Quimica y Minera de Chile SA (ADR)	25,841	1,913,267

		2,489,495

China (1.0%)
Alibaba Group Holding Ltd.	50,800	606,904
Baidu, Inc. (ADR)*	11,383	1,300,963
BOC Hong Kong Holdings Ltd.	125,043	678,184
BYD Co. Ltd., Class H	91,800	850,169
China Life Insurance Co. Ltd., Class H	202,000	691,027
China Resources Gas Group Ltd.	111,600	208,772
Kingsoft Corp. Ltd.	74,800	212,635
Prosus NV	41,822	1,817,776
SITC International Holdings Co. Ltd.	39,000	156,611
Tencent Holdings Ltd.	61,700	3,400,239
TravelSky Technology Ltd., Class H*	601,000	621,721
Wilmar International Ltd.	53,555	149,979
Yangzijiang Shipbuilding Holdings Ltd.	95,500	253,566
Yum China Holdings, Inc.	33,950	1,382,204

		12,330,750

Colombia (0.2%)
Grupo Cibest SA (ADR)	30,368	2,412,130

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)

Czech Republic (0.0%)†
CSG NV (x)*	4,288	$62,602

Denmark (1.2%)
Carlsberg A/S, Class B	2,980	391,033
Coloplast A/S, Class B	4,054	231,196
Danske Bank A/S	21,466	1,151,696
Demant A/S*	2,392	97,929
DSV A/S	15,966	3,790,108
Genmab A/S*	1,952	534,725
Genmab A/S (ADR)*	27,643	759,353
Novo Nordisk A/S, Class B	103,985	4,988,658
Novonesis Novozymes B	11,190	707,138
Orsted A/S (m)*	14,970	336,579
Pandora A/S	2,309	266,290
ROCKWOOL A/S, Class B	3,110	99,961
Tryg A/S	9,419	214,465
Vestas Wind Systems A/S	30,943	874,257

		14,443,388

Finland (0.7%)
Elisa OYJ	4,524	189,940
Fortum OYJ	14,286	330,044
Kesko OYJ, Class B	9,035	202,000
Kone OYJ, Class B	10,882	619,279
Metso OYJ	19,356	336,493
Neste OYJ	13,485	438,361
Nokia OYJ	162,113	2,146,051
Nordea Bank Abp	99,266	1,885,272
Orion OYJ, Class B	3,687	303,345
Sampo OYJ, Class A	77,080	810,174
Stora Enso OYJ, Class R	18,054	192,643
UPM-Kymmene OYJ	16,977	450,346
Wartsila OYJ Abp	15,224	581,184

		8,485,132

France (7.4%)
Abivax SA (x)*	1,709	226,922
Accor SA	6,166	358,480
Aeroports de Paris SA (x)	966	125,907
Air Liquide SA	44,999	8,911,335
Airbus SE	24,391	5,428,877
Alstom SA (x)*	10,494	182,592
Amundi SA (m)	2,072	198,853
AXA SA	93,098	4,665,768
Ayvens SA (m)	10,234	134,925
BioMerieux	1,208	94,862
BNP Paribas SA	42,794	5,001,637
Bollore SE	23,724	110,011
Bouygues SA	30,365	1,694,197
Bureau Veritas SA	11,001	336,995
Capgemini SE	24,825	2,496,758
Carrefour SA	18,595	345,418
Cie de Saint-Gobain SA	43,599	3,947,237
Cie Generale des Etablissements Michelin SCA	42,971	1,659,786
Covivio SA (REIT)	1,447	88,663
Credit Agricole SA	31,495	633,551
Danone SA	20,601	1,689,555
Dassault Aviation SA	551	180,880
Dassault Systemes SE	82,729	1,684,985
Eiffage SA	2,182	322,150

Engie SA	101,068	3,186,828
EssilorLuxottica SA	9,604	1,801,831
Gecina SA (REIT)	1,476	124,176
Getlink SE	9,354	198,923
Hermes International SCA	849	1,553,539
Ipsen SA	1,209	233,232
Kering SA	2,255	641,193
Klepierre SA (REIT)	6,760	282,622
Legrand SA	15,980	2,697,292
L’Oreal SA	8,724	3,827,471
LVMH Moet Hennessy Louis Vuitton SE	15,540	8,605,567
Orange SA	175,384	3,308,127
Pernod Ricard SA	14,638	1,068,866
Publicis Groupe SA	7,261	717,662
Renault SA	5,649	162,057
Rexel SA	7,238	316,291
Safran SA	19,077	7,542,326
Sartorius Stedim Biotech	835	173,411
Societe Generale SA	40,979	3,628,588
Sodexo SA (x)	7,824	452,894
Thales SA	2,948	757,414
TotalEnergies SE	63,348	4,920,922
Unibail-Rodamco-Westfield (REIT)	3,772	441,196
Veolia Environnement SA	19,983	832,299
Vinci SA	15,327	2,241,659

		90,236,730

Germany (7.2%)
adidas AG	5,268	1,080,101
Allianz SE (Registered)	14,621	6,919,285
Aumovio SE*	20,705	851,395
BASF SE	28,399	1,518,067
Bayer AG (Registered)	31,349	1,733,100
Bayerische Motoren Werke AG	8,996	588,696
Bayerische Motoren Werke AG (Preference) (q)	1,695	111,286
Beiersdorf AG (x)	3,206	275,974
Brenntag SE (x)	3,907	237,416
Commerzbank AG (x)	21,057	895,985
Continental AG	18,080	1,491,038
CTS Eventim AG & Co. KGaA	1,940	113,186
Daimler Truck Holding AG	14,687	708,298
Deutsche Bank AG (Registered)	95,876	3,246,269
Deutsche Boerse AG	13,322	3,635,139
Deutsche Lufthansa AG (Registered)	17,025	194,799
Deutsche Post AG	29,935	1,816,449
Deutsche Telekom AG (Registered)	141,451	3,855,126
Dr Ing hc F Porsche AG (Preference) (m)(q)	4,035	200,665
E.ON SE	71,733	1,480,003
Evonik Industries AG	8,520	154,598
Fresenius Medical Care AG	6,118	276,800
Fresenius SE & Co. KGaA	13,476	615,398
GEA Group AG	30,547	2,095,424
Hannover Rueck SE	1,926	533,504
Heidelberg Materials AG	12,726	2,427,559
Henkel AG & Co. KGaA	2,091	165,350
Henkel AG & Co. KGaA (Preference) (q)	5,681	477,421
Hensoldt AG (x)	1,974	152,860
HOCHTIEF AG	513	297,250

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)

Infineon Technologies AG	59,776	$5,580,481
Knorr-Bremse AG	2,047	237,683
Mercedes-Benz Group AG	22,999	1,154,388
Merck KGaA	16,790	2,817,743
MTU Aero Engines AG	7,735	3,217,117
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	4,174	2,330,093
Nemetschek SE	1,796	108,627
Porsche Automobil Holding SE (Preference) (q)	4,680	144,190
Rational AG	174	127,365
Rheinmetall AG	1,917	2,169,890
RWE AG	27,250	1,765,482
SAP SE	54,513	8,348,268
Sartorius AG (Preference) (q)	881	231,180
Scout24 SE (m)	2,332	192,815
Siemens AG (Registered)	30,331	9,746,270
Siemens Energy AG	31,189	5,911,164
Siemens Healthineers AG (m)	36,910	1,442,395
Symrise AG, Class A	19,974	2,004,520
Talanx AG	1,929	243,808
Volkswagen AG (Preference) (q)	6,570	526,347
Vonovia SE	22,966	566,669
Zalando SE (m)*	30,077	871,414

		87,886,350

Guatemala (0.0%)†
Millicom International Cellular SA	2,984	270,828

Hong Kong (1.2%)
AIA Group Ltd.	642,452	5,892,537
CK Asset Holdings Ltd.	63,205	357,747
CK Infrastructure Holdings Ltd. (x)	21,340	162,860
CLP Holdings Ltd.	54,064	505,329
Futu Holdings Ltd. (ADR)	1,504	140,985
Henderson Land Development Co. Ltd. (x)	38,906	123,463
HKT Trust & HKT Ltd.	134,042	199,349
Hong Kong & China Gas Co. Ltd.	373,330	310,350
Hong Kong Exchanges & Clearing Ltd.	34,139	1,586,693
Hongkong Land Holdings Ltd.	27,800	185,148
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	4,100	29,338
Link REIT (REIT)	85,378	398,297
MTR Corp. Ltd. (x)	52,118	203,357
Power Assets Holdings Ltd.	45,496	331,981
Prudential plc	179,180	2,386,078
Sino Land Co. Ltd.	127,239	167,413
Sun Hung Kai Properties Ltd.	42,778	616,491
Swire Pacific Ltd., Class A	11,331	118,449
Techtronic Industries Co. Ltd.	47,000	784,647
WH Group Ltd. (m)	272,323	288,695
Wharf Real Estate Investment Co. Ltd.	50,330	137,881

		14,927,088

India (0.5%)
HDFC Bank Ltd.	171,413	1,449,959
HDFC Bank Ltd. (ADR)	33,983	877,781
ICICI Bank Ltd.	30,255	440,630

ICICI Bank Ltd. (ADR)	54,046	1,568,955
Reliance Industries Ltd.	51,740	712,131
UPL Ltd.	71,622	434,916

		5,484,372

Indonesia (0.0%)†
Jardine Matheson Holdings Ltd. (London Stock Exchange)	4,700	291,400
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	600	37,083

		328,483

Ireland (0.4%)
AerCap Holdings NV	5,154	751,350
AIB Group plc	66,221	778,195
Bank of Ireland Group plc	29,914	596,260
Kerry Group plc, Class A	14,139	1,298,479
Kingspan Group plc	9,019	824,948

		4,249,232

Israel (0.7%)
Azrieli Group Ltd.	1,461	198,827
Bank Hapoalim BM	35,190	811,595
Bank Leumi Le-Israel BM	47,295	1,058,034
Check Point Software Technologies Ltd.*	11,162	1,467,022
Elbit Systems Ltd.	941	715,687
Enlight Renewable Energy Ltd.*	4,526	400,794
Harel Insurance Investments & Financial Services Ltd. (x)	3,846	202,787
ICL Group Ltd. (x)	24,296	121,885
Israel Discount Bank Ltd., Class A	39,074	387,519
Mizrahi Tefahot Bank Ltd.	5,965	394,379
Nova Ltd.*	1,023	543,817
OPC Energy Ltd.*	5,456	169,857
Phoenix Financial Ltd.	7,448	412,692
Teva Pharmaceutical Industries Ltd. (ADR)*	37,861	1,282,731
Tower Semiconductor Ltd.*	3,600	926,787

		9,094,413

Italy (2.8%)
Banca Mediolanum SpA	6,911	172,111
Banca Monte dei Paschi di Siena SpA	63,235	785,191
Banco BPM SpA	36,606	632,250
BPER Banca SpA	50,313	789,726
Coca-Cola HBC AG	6,854	447,394
Davide Campari-Milano NV (x)	21,753	135,422
Enel SpA	402,532	4,624,907
Eni SpA	59,029	1,380,726
Ferrari NV	3,917	1,451,654
FinecoBank Banca Fineco SpA	19,838	497,693
Generali (x)	26,281	1,279,752
Intesa Sanpaolo SpA	448,297	3,070,834
Italgas SpA	20,536	237,840
Leonardo SpA	58,326	3,127,758
Moncler SpA	7,469	433,362
Poste Italiane SpA (x)	14,549	475,895
Prysmian SpA	34,097	5,727,777
Recordati Industria Chimica e Farmaceutica SpA	3,362	197,091

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)

Ryanair Holdings plc	15,520	$485,895
Saipem SpA (x)	98,841	496,676
Snam SpA	64,766	466,160
Telecom Italia SpA*	55,791	508,494
Terna – Rete Elettrica Nazionale	44,541	521,140
UniCredit SpA	68,331	6,113,388
Unipol Assicurazioni SpA (x)	11,783	328,861

		34,387,997

Ivory Coast (0.0%)†
Endeavour Mining plc	5,979	295,825

Japan (17.4%)
Advantest Corp.	32,200	6,545,477
Aeon Co. Ltd.	70,956	585,601
AGC, Inc. (x)	5,450	235,687
Aisin Corp.	16,314	220,439
Ajinomoto Co., Inc.	27,636	1,005,313
ANA Holdings, Inc.	6,630	121,433
Asahi Group Holdings Ltd. (x)	44,661	424,904
Asahi Kasei Corp.	40,878	450,900
Asics Corp.	22,300	606,443
Astellas Pharma, Inc.	55,150	741,426
Bandai Namco Holdings, Inc.	15,657	365,892
Bridgestone Corp. (x)	34,628	729,094
Canon, Inc. (x)	25,430	649,838
Capcom Co. Ltd.	8,600	159,611
Central Japan Railway Co.	23,000	493,610
Chiba Bank Ltd. (The) (x)	18,372	279,407
Chubu Electric Power Co., Inc.	21,554	405,318
Chugai Pharmaceutical Co. Ltd.	21,441	992,701
Dai Nippon Printing Co. Ltd.	11,162	204,398
Daifuku Co. Ltd. (x)	10,300	458,213
Daiichi Life Group, Inc.	108,600	1,190,306
Daiichi Sankyo Co. Ltd.	114,261	1,833,649
Daikin Industries Ltd.	8,423	1,279,447
Daito Trust Construction Co. Ltd.	9,290	177,195
Daiwa House Industry Co. Ltd.	17,558	475,326
Daiwa Securities Group, Inc. (x)	43,276	425,522
Denso Corp.	137,648	1,589,948
Disco Corp.	2,800	1,423,056
East Japan Railway Co.	32,275	676,488
Ebara Corp. (x)	15,700	615,717
Eisai Co. Ltd.	8,354	211,123
ENEOS Holdings, Inc.	81,638	600,977
FANUC Corp.	30,520	1,395,529
Fast Retailing Co. Ltd.	6,148	3,144,254
Fuji Electric Co. Ltd.	4,157	351,768
FUJIFILM Holdings Corp.	35,604	765,785
Fujikura Ltd.	72,000	2,794,930
Fujitsu Ltd.	54,440	1,086,418
Furukawa Electric Co. Ltd.	21,000	624,526
Hankyu Hanshin Holdings, Inc.	6,600	173,572
Hikari Tsushin, Inc.	600	131,289
Hitachi Ltd.	378,510	10,518,622
Honda Motor Co. Ltd.	117,712	1,066,380
Hoya Corp.	15,602	2,516,110
Hulic Co. Ltd. (x)	13,300	138,729
Ibiden Co. Ltd.	7,600	1,141,043
Idemitsu Kosan Co. Ltd.	26,675	195,926
IHI Corp.	30,800	520,416
Inpex Corp. (x)	28,100	566,206

Isuzu Motors Ltd.	15,069	199,261
ITOCHU Corp.	179,460	2,063,538
Japan Exchange Group, Inc.	31,600	398,256
Japan Post Bank Co. Ltd.	57,300	1,091,520
Japan Post Holdings Co. Ltd.	54,300	727,964
Japan Post Insurance Co. Ltd.	18,800	177,269
Japan Tobacco, Inc. (x)	35,400	1,300,863
JFE Holdings, Inc.	19,376	186,635
JX Advanced Metals Corp.	17,800	492,379
Kajima Corp.	12,469	455,286
Kansai Electric Power Co., Inc. (The) (x)	30,123	423,359
Kao Corp. (x)	30,934	613,239
Kawasaki Heavy Industries Ltd. (x)	79,900	1,455,161
Kawasaki Kisen Kaisha Ltd. (x)	10,500	160,993
KDDI Corp.	93,400	1,575,557
Keyence Corp. (x)	10,732	5,407,069
Kikkoman Corp. (x)	23,115	237,071
Kioxia Holdings Corp.*	10,100	5,734,195
Kirin Holdings Co. Ltd. (x)	24,691	423,084
Komatsu Ltd.	27,872	1,090,927
Konami Group Corp.	3,188	348,424
Kubota Corp.	30,908	517,455
Kyocera Corp.	37,632	834,341
Kyowa Kirin Co. Ltd. (x)	7,067	112,883
Lasertec Corp. (x)	2,600	808,967
LY Corp.	264,400	707,260
Makita Corp.	7,492	268,226
Marubeni Corp.	46,168	1,344,403
Minebea Mitsumi, Inc.	10,600	314,552
Mitsubishi Chemical Group Corp.	36,159	251,230
Mitsubishi Corp.	97,552	2,624,062
Mitsubishi Electric Corp.	61,571	2,257,880
Mitsubishi Estate Co. Ltd.	96,211	2,448,758
Mitsubishi HC Capital, Inc. (x)	30,400	245,979
Mitsubishi Heavy Industries Ltd.	145,750	3,318,647
Mitsubishi UFJ Financial Group, Inc.	451,716	8,961,185
Mitsui & Co. Ltd.	76,308	2,125,276
Mitsui Fudosan Co. Ltd.	146,381	1,348,595
Mitsui Kinzoku Co. Ltd.	1,800	481,985
Mitsui OSK Lines Ltd. (x)	10,000	320,130
Mizuho Financial Group, Inc.	76,504	3,673,648
MS&AD Insurance Group Holdings, Inc.	38,708	1,010,940
Murata Manufacturing Co. Ltd.	117,739	8,485,629
NEC Corp.	39,570	960,623
Nexon Co. Ltd. (x)	8,600	114,397
Nidec Corp.*	28,568	469,282
Nintendo Co. Ltd.	35,190	1,477,789
Nippon Building Fund, Inc. (REIT) (x)	214	165,538
Nippon Paint Holdings Co. Ltd. (x)	28,600	186,150
Nippon Sanso Holdings Corp. (x)	52,500	1,937,027
Nippon Steel Corp. (x)	152,945	506,590
Nippon Yusen KK (x)	13,132	422,323
Nissan Motor Co. Ltd. (x)*	69,047	128,175
Nitori Holdings Co. Ltd.	51,450	764,705
Nitto Denko Corp.	21,655	426,581
Nomura Holdings, Inc.	92,108	803,734
Nomura Research Institute Ltd.	46,677	1,322,478
NTT, Inc.	951,300	848,442
Obayashi Corp.	20,266	410,229
Obic Co. Ltd.	40,900	958,967

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)

Olympus Corp.	32,508	$341,705
Oracle Corp.	6,300	322,278
Oriental Land Co. Ltd. (x)	34,620	529,967
ORIX Corp.	35,510	1,345,825
Osaka Gas Co. Ltd.	11,373	382,562
Otsuka Corp. (x)	8,868	151,831
Otsuka Holdings Co. Ltd. (x)	13,300	880,944
Pan Pacific International Holdings Corp.	171,800	876,862
Panasonic Holdings Corp.	74,286	2,085,782
Rakuten Group, Inc.*	53,700	250,543
Recruit Holdings Co. Ltd.	42,800	2,979,285
Renesas Electronics Corp.	112,300	3,392,350
Resona Holdings, Inc.	66,459	866,818
Resonac Holdings Corp.	44,000	4,906,332
Ryohin Keikaku Co. Ltd.	17,700	386,690
Sanrio Co. Ltd. (x)	29,900	202,091
SBI Holdings, Inc.	16,220	263,817
SCREEN Holdings Co. Ltd.	5,200	581,284
Secom Co. Ltd.	12,854	510,799
Seibu Holdings, Inc. (x)	6,200	121,124
Sekisui House Ltd.	18,870	392,623
Seven & i Holdings Co. Ltd.	61,236	738,178
Shimano, Inc. (x)	2,436	260,170
Shimizu Corp.	14,300	226,769
Shin-Etsu Chemical Co. Ltd.	76,820	3,349,933
Shionogi & Co. Ltd.	24,221	414,420
Shiseido Co. Ltd. (x)	13,622	220,285
SMC Corp.	1,748	777,802
SoftBank Corp.	942,700	1,206,581
SoftBank Group Corp.	119,876	4,497,463
Sompo Holdings, Inc.	26,481	1,010,134
Sony Group Corp.	303,620	6,088,380
Subaru Corp. (x)	19,280	284,104
Sugi Holdings Co. Ltd.	21,900	423,690
SUMCO Corp.	146,100	3,702,622
Sumitomo Corp.	131,312	1,261,572
Sumitomo Electric Industries Ltd.	91,040	1,680,471
Sumitomo Metal Mining Co. Ltd.	7,291	340,727
Sumitomo Mitsui Financial Group, Inc.	165,134	6,456,169
Sumitomo Mitsui Trust Group, Inc.	20,866	778,947
Sumitomo Realty & Development Co. Ltd.	17,852	410,718
Suntory Beverage & Food Ltd. (x)	4,500	124,502
Suzuki Motor Corp.	52,944	637,294
T&D Holdings, Inc.	13,668	404,886
Taisei Corp.	4,636	410,874
Takeda Pharmaceutical Co. Ltd.	50,677	1,599,941
TDK Corp.	82,665	1,846,418
Terumo Corp.	114,800	1,579,688
Toho Co. Ltd. (x)	16,230	129,739
Tokio Marine Holdings, Inc.	57,745	2,556,986
Tokyo Electron Ltd.	14,508	7,015,975
Tokyo Gas Co. Ltd.	9,342	351,280
TOPPAN Holdings, Inc.	6,255	198,380
Toray Industries, Inc.	38,974	270,542
Toyota Motor Corp.	340,450	5,709,435
Toyota Tsusho Corp.	20,542	766,379
Unicharm Corp. (x)	36,346	211,464
West Japan Railway Co. (x)	13,400	224,730
Yamaha Motor Co. Ltd. (x)	29,196	221,036

Yokogawa Electric Corp.	7,603	267,088
Yokohama Financial Group, Inc.	30,300	323,690
Zensho Holdings Co. Ltd. (x)	3,000	148,832

		213,132,879

Luxembourg (0.2%)
ArcelorMittal SA	13,604	818,008
CVC Capital Partners plc (m)(x)	6,500	94,454
Eurofins Scientific SE	22,437	1,758,951

		2,671,413

Macau (0.0%)†
Galaxy Entertainment Group Ltd.	66,000	248,532
Sands China Ltd. (x)	167,600	280,090

		528,622

Mexico (0.3%)
Fresnillo plc	6,134	223,540
Grupo Financiero Banorte SAB de CV, Class O	261,265	2,766,907

		2,990,447

Netherlands (5.2%)
ABN AMRO Bank NV (CVA) (m)	19,904	846,535
Adyen NV (m)*	865	807,822
Akzo Nobel NV (x)	23,726	1,609,174
Argenx SE*	1,981	1,837,610
Argenx SE (ADR)*	2,027	1,880,590
ASM International NV	2,650	3,033,466
ASML Holding NV	18,516	36,721,707
ASR Nederland NV	5,180	390,992
BE Semiconductor Industries NV	2,336	767,057
Euronext NV (m)	2,510	401,559
EXOR NV	2,749	210,611
Heineken Holding NV	4,123	314,539
Heineken NV	70,197	5,904,334
ING Groep NV	93,643	2,962,618
Koninklijke Ahold Delhaize NV	28,464	1,145,542
Koninklijke KPN NV	123,414	612,242
Koninklijke Philips NV	24,631	669,271
Magnum Ice Cream Co. NV (The)*	14,755	256,728
Nebius Group NV, Class A (x)*	6,516	1,799,524
NN Group NV	8,395	735,580
Universal Music Group NV	32,752	686,075
Wolters Kluwer NV	7,488	483,958

		64,077,534

New Zealand (0.1%)
Auckland International Airport Ltd.	54,367	258,044
Contact Energy Ltd.	30,700	162,679
Fisher & Paykel Healthcare Corp. Ltd.	19,023	420,761
Infratil Ltd.	30,757	269,871
Meridian Energy Ltd.	38,837	128,508
Xero Ltd.*	5,026	252,633

		1,492,496

Nigeria (0.0%)†
Airtel Africa plc (m)	26,460	115,037

Norway (0.7%)
Aker BP ASA	9,994	304,013
DNB Bank ASA	88,492	2,632,179

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)

Equinor ASA	22,924	$720,343
Equinor ASA (ADR)	46,843	1,470,870
Gjensidige Forsikring ASA	6,585	178,286
Kongsberg Gruppen ASA	13,004	392,075
Mowi ASA	12,862	237,886
Norsk Hydro ASA	229,833	2,071,801
Orkla ASA	22,482	236,828
Salmar ASA	1,943	91,020
Telenor ASA	19,665	282,617
Var Energi ASA	31,125	128,559

		8,746,477

Peru (0.1%)
Credicorp Ltd.	3,685	1,435,602

Poland (0.0%)†
InPost SA*	9,238	162,664

Portugal (0.1%)
Banco Comercial Portugues SA, Class R	281,014	332,653
EDP SA	93,884	491,508
Galp Energia SGPS SA	12,688	270,131
Jeronimo Martins SGPS SA	9,619	184,249

		1,278,541

Singapore (1.5%)
CapitaLand Ascendas REIT (REIT)	154,368	297,790
CapitaLand Integrated Commercial Trust (REIT)	214,537	394,327
CapitaLand Investment Ltd.	88,602	171,058
DBS Group Holdings Ltd.	160,026	8,085,604
Grab Holdings Ltd., Class A*	77,516	292,235
Keppel Ltd.	48,585	413,892
Oversea-Chinese Banking Corp. Ltd.	107,952	2,076,648
Sea Ltd. (ADR)*	12,223	1,171,330
Sembcorp Industries Ltd.	27,800	136,923
Singapore Airlines Ltd.	54,005	321,963
Singapore Exchange Ltd.	23,702	443,393
Singapore Technologies Engineering Ltd.	52,419	422,949
Singapore Telecommunications Ltd.	243,519	834,461
STMicroelectronics NV (x)	20,396	1,522,978
United Overseas Bank Ltd.	39,821	1,227,743

		17,813,294

South Africa (0.2%)
Anglo American plc	58,276	2,854,208

South Korea (0.7%)
Amorepacific Corp.	3,859	264,157
Delivery Hero SE (m)*	5,371	220,966
NAVER Corp.	2,510	323,620
Samsung Electronics Co. Ltd.	33,171	7,251,746

		8,060,489

Spain (2.7%)
Acciona SA (x)	730	231,358
ACS Actividades de Construccion y Servicios SA	5,633	831,809
Aena SME SA (m)	24,165	736,618
Amadeus IT Group SA (x)	77,931	4,475,646
Banco Bilbao Vizcaya Argentaria SA	182,261	4,572,207

Banco de Sabadell SA	153,317	544,610
Banco Santander SA	627,871	8,686,049
Bankinter SA	22,076	370,392
CaixaBank SA	114,446	1,624,407
Cellnex Telecom SA (m)	15,189	454,842
EDP Renewables SA (x)	10,703	173,348
Endesa SA (x)	10,083	459,501
Iberdrola SA	197,054	4,918,133
Indra Sistemas SA (x)	2,306	126,745
Industria de Diseno Textil SA	34,815	2,194,190
Mapfre SA	29,251	144,775
Naturgy Energy Group SA	13,297	417,246
Redeia Corp. SA (x)	12,183	207,307
Repsol SA (x)	35,989	895,943
Tecnicas Reunidas SA*	14,500	479,415
Telefonica SA (x)	116,336	467,581

		33,012,122

Sweden (2.2%)
AddTech AB, Class B	8,290	292,209
Alfa Laval AB	9,270	551,919
Assa Abloy AB, Class B	121,088	4,277,353
Atlas Copco AB, Class A	191,847	3,894,266
Atlas Copco AB, Class B	42,123	746,541
Beijer Ref AB, Class B	14,070	206,161
Boliden AB	9,069	512,057
Epiroc AB, Class A	21,380	586,544
Epiroc AB, Class B	11,941	277,170
EQT AB	14,023	396,743
Essity AB, Class B	17,920	507,027
Evolution AB (m)*	3,898	268,626
Fastighets AB Balder, Class B (x)*	21,823	116,434
H & M Hennes & Mauritz AB, Class B (x)	13,746	236,492
Hexagon AB, Class B	66,172	547,384
Industrivarden AB, Class C	5,225	286,847
Industrivarden AB, Class A	3,251	182,294
Indutrade AB	8,171	169,032
Investment AB Latour, Class B (x)	3,845	76,413
Investor AB, Class B	56,153	2,332,616
L E Lundbergforetagen AB, Class B	2,399	138,300
Lifco AB, Class B	7,076	231,862
Nibe Industrier AB, Class B	48,085	178,748
Saab AB, Class B	10,197	528,985
Sagax AB, Class B	6,735	107,158
Sandvik AB	33,186	1,369,899
Securitas AB, Class B	14,744	242,137
Skandinaviska Enskilda Banken AB, Class A	47,389	943,155
Skanska AB, Class B	10,796	288,942
SKF AB, Class B (x)	11,529	296,038
Svenska Cellulosa AB SCA, Class B	20,255	207,133
Svenska Handelsbanken AB, Class A	44,589	656,110
Swedbank AB, Class A	26,602	993,518
Swedish Orphan Biovitrum AB*	5,887	280,621
Tele2 AB, Class B	17,404	302,739
Telefonaktiebolaget LM Ericsson, Class B	85,060	949,453
Telia Co. AB	75,085	365,606
Trelleborg AB, Class B	6,480	269,890
Volvo AB, Class B	49,666	1,688,501

		26,502,923

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)

Switzerland (4.6%)
ABB Ltd. (Registered)	50,549	$5,484,622
Avolta AG	2,595	173,878
Banque Cantonale Vaudoise (Registered) (x)	1,022	149,747
Barry Callebaut AG (Registered)	124	171,898
Belimo Holding AG (Registered)	315	355,166
BKW AG	600	101,019
Chocoladefabriken Lindt & Spruengli AG	31	360,683
Chocoladefabriken Lindt & Spruengli AG (Registered)	3	356,481
Cie Financiere Richemont SA (Registered)	20,831	4,833,737
DSM-Firmenich AG (x)	5,169	490,362
EMS-Chemie Holding AG (Registered) (x)	250	214,529
Galderma Group AG	10,288	2,339,520
Geberit AG (Registered)	1,088	726,027
Givaudan SA (Registered)	295	1,250,086
Helvetia Baloise Holding AG	2,546	657,431
Julius Baer Group Ltd.	27,125	2,344,616
Kuehne + Nagel International AG (Registered)	1,546	375,109
Logitech International SA (Registered)	4,568	428,412
Lonza Group AG (Registered)	5,648	3,811,648
Nestle SA (Registered)	117,973	12,115,128
Nestle SA (ADR)	9,230	947,829
Partners Group Holding AG	700	573,160
Sandoz Group AG	13,309	1,202,699
Schindler Holding AG	1,405	465,732
Schindler Holding AG (Registered)	532	169,184
SGS SA (Registered)	5,314	615,851
Sika AG (Registered)	7,617	1,569,432
Sonova Holding AG (Registered)	3,964	941,459
Straumann Holding AG (Registered)	3,588	471,885
Swatch Group AG (The)	940	229,954
Swiss Life Holding AG (Registered)	885	973,631
Swiss Prime Site AG (Registered)	2,528	412,572
Swisscom AG (Registered)	822	634,375
UBS Group AG (Registered)	122,003	6,043,864
VAT Group AG (m)	862	754,124
Zurich Insurance Group AG	4,830	3,567,194

		56,313,044

Taiwan (2.8%)
ASE Technology Holding Co. Ltd.	222,000	4,793,995
Delta Electronics, Inc.	43,000	2,661,475
Globalwafers Co. Ltd.	53,000	1,714,303
Hon Hai Precision Industry Co. Ltd.	170,040	1,363,117
MediaTek, Inc.	35,000	4,779,263
Taiwan Semiconductor Manufacturing Co. Ltd.	211,000	16,202,404
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	6,506	3,107,070

		34,621,627

Thailand (0.1%)
Fabrinet*	1,459	820,075

United Kingdom (9.6%)
3i Group plc	31,717	1,046,785
Admiral Group plc	8,245	389,475
Associated British Foods plc	10,198	268,798
AstraZeneca plc	88,234	16,506,680
Aviva plc	97,162	838,335
BAE Systems plc	192,499	4,709,318
Barclays plc	1,276,691	8,573,638
British American Tobacco plc	65,099	4,015,184
BT Group plc	612,477	1,544,556
Bunzl plc	10,321	360,106
Centrica plc	146,267	331,491
CK Hutchison Holdings Ltd.	85,705	728,454
Coca-Cola Europacific Partners plc	6,642	664,665
Compass Group plc	85,588	2,765,297
Diageo plc	189,596	3,810,842
Entain plc	207,958	1,543,772
GSK plc	129,938	3,409,437
Halma plc	33,946	1,773,459
HSBC Holdings plc	693,401	13,171,466
Imperial Brands plc	23,943	885,268
Informa plc	40,994	491,960
International Consolidated Airlines Group SA	33,436	212,139
Intertek Group plc	5,061	389,958
J Sainsbury plc	55,741	236,558
Kingfisher plc	58,084	218,462
Land Securities Group plc (REIT)	19,993	172,754
Legal & General Group plc	179,336	681,041
Lloyds Banking Group plc	1,878,501	2,771,853
London Stock Exchange Group plc	20,519	2,221,913
M&G plc	71,156	317,496
Marks & Spencer Group plc	283,501	1,399,686
Melrose Industries plc	329,334	2,076,735
National Grid plc	158,454	2,623,493
NatWest Group plc	427,533	3,768,267
Next plc	3,703	714,621
Pearson plc	16,225	257,616
Reckitt Benckiser Group plc	20,576	1,341,412
RELX plc (London Stock Exchange)	88,063	2,773,807
RELX plc (Turquoise Stock Exchange)	54,582	1,720,313
Rentokil Initial plc	373,205	2,112,893
Rolls-Royce Holdings plc	430,772	8,270,893
Sage Group plc (The)	30,101	325,987
Schroders plc	25,476	198,541
Segro plc (REIT)	39,982	464,587
Severn Trent plc	8,852	345,963
Smith & Nephew plc	25,849	371,570
Smiths Group plc	9,490	322,458
Spirax Group plc	2,213	200,795
SSE plc	106,253	3,434,016
Standard Chartered plc	58,861	1,595,413
Standard Life plc	20,132	222,560
Tesco plc	203,028	1,239,695
Unilever plc	70,148	4,210,490
United Utilities Group plc	23,590	409,305
Verisure plc (x)*	7,500	83,705
Vodafone Group plc	592,341	782,663
Weir Group plc (The)	50,978	1,626,743
Wise Group plc, Class A*	22,502	270,020

		118,215,407

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)

United States (7.2%)
Aegon Ltd.	41,028	$348,842
Alcon AG	16,005	1,082,233
AP Moller – Maersk A/S, Class A (x)	52	119,996
AP Moller – Maersk A/S, Class B	133	315,584
BP plc	724,830	4,460,910
Buzzi SpA	2,149	110,027
Carnival Corp. Ltd.	59,382	1,696,544
CRH plc	8,056	861,992
Everest Group Ltd.	3,149	1,124,917
Experian plc	59,185	1,990,253
Ferrovial NV	15,674	1,075,246
Flutter Entertainment plc, Class DI*	8,333	851,383
Haleon plc	512,591	2,365,255
Holcim AG	16,292	1,475,014
ICON plc*	13,700	2,379,827
InterContinental Hotels Group plc	4,567	787,739
James Hardie Industries plc (CHDI)*	35,805	942,750
Linde plc	5,598	2,905,026
Novartis AG (Registered)	84,487	13,229,591
Novartis AG (ADR)	10,706	1,677,844
Octave Intelligence plc (SDR)*	6,617	106,731
QIAGEN NV (x)	6,343	245,785
Roche Holding AG	30,718	12,644,221
Roche Holding AG (OTC US Exchange)	1,017	427,088
Sanofi SA	34,997	2,990,582
Schneider Electric SE	38,452	12,615,472
Shell plc (BMV Mexico Stock Exchange)	97,493	3,766,835
Shell plc (London Stock Exchange)	181,786	7,041,353
Smurfit Westrock plc (x)	32,045	1,482,402
Spotify Technology SA*	6,435	2,954,501
Stellantis NV*	64,095	364,758
Sunbelt Rentals Holdings, Inc. (x)	12,968	946,442
Swiss Re AG	9,527	1,515,765
Tenaris SA	52,107	1,441,973

		88,344,881

Total Common Stocks (86.7%) (Cost $536,602,560)		1,063,570,180

EXCHANGE TRADED FUNDS (ETF):
Equity (8.9%)
iShares China Large-Cap ETF (x)	175,010	5,528,566
iShares Core MSCI EAFE ETF	251,100	24,251,238
iShares Latin America 40 ETF	26,847	906,086
iShares MSCI Australia ETF (x)	96,515	2,717,862
iShares MSCI Austria ETF (x)	28,737	1,216,294
iShares MSCI Belgium ETF (x)‡	52,997	1,434,629
iShares MSCI France ETF (x)	44,967	2,042,851
iShares MSCI Germany ETF (x)	163,010	6,743,724
iShares MSCI Indonesia ETF (x)	44,700	505,557
iShares MSCI Ireland ETF (x)	20,000	1,566,918
iShares MSCI Israel ETF (x)	10,800	1,303,668
iShares MSCI Italy ETF (x)	75,724	4,485,890
iShares MSCI Mexico ETF (x)	3,748	282,112
iShares MSCI New Zealand ETF	16,600	743,477
iShares MSCI Norway ETF (x)	24,800	779,216
iShares MSCI Poland ETF (x)	6,400	247,104
iShares MSCI Singapore ETF	30,563	904,970
iShares MSCI Spain ETF (x)	47,121	2,798,516

JPMorgan BetaBuilders Japan ETF (x)	66,550	5,011,880
JPMorgan International Research Enhanced Equity ETF	128,300	10,583,467
State Street SPDR Portfolio Developed World ex-US ETF	47,700	2,403,603
State Street SPDR S&P Emerging Asia Pacific ETF	4,379	687,372
Vanguard FTSE Developed Markets ETF	32,100	2,287,125
Vanguard FTSE Emerging Markets ETF (x)	91,200	5,443,728
Vanguard FTSE Europe ETF (x)	271,900	24,074,026
Vanguard FTSE Pacific ETF (x)	3,200	370,208

Total Exchange Traded Funds (8.9%) (Cost$ $68,225,135)		109,320,087

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)†
ACS Actividades de Construccion y Servicios SA, expiring 7/13/26* (Cost $12,035)	5,633	11,824

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENTS:
Investment Companies (4.0%)
BlackRock Liquidity FedFund, Institutional Shares 3.54% (7 day yield) (xx)	10,000,000	$10,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	20,000,000	20,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	14,490,801	14,490,801
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 3.56% (7 day yield) (xx)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.58% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		49,490,801

Total Short-Term Investments (4.0%) (Cost $49,490,801)		49,490,801

Total Investments in Securities (99.6%) (Cost $654,330,531)		1,222,392,892
Other Assets Less Liabilities (0.4%)		4,855,248

Net Assets (100%)		$1,227,248,140

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the market value or fair value, as applicable, of these securities amounted to $8,835,493 or 0.7% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $68,858,066. This was collateralized by $22,466,214 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/9/26 – 5/15/56 and by cash of $49,490,801 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS) Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israel New Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
SDR	— Swedish Depositary Receipt
USD	— United States Dollar

Investments in companies which were affiliates for the period ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares MSCI Belgium ETF (x)	52,997	1,492,070	—	(227,822)	118,386	51,995	1,434,629	17,601	—

Total		1,492,070	—	(227,822)	118,386	51,995	1,434,629	17,601	—

(x)	All or a portion of security is on loan at June 30, 2026.

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	249	9/2026	EUR	18,083,290	218,379
FTSE 100 Index	79	9/2026	GBP	11,046,390	17,425
SPI 200 Index	29	9/2026	AUD	4,405,146	(75,577)
TOPIX Index	45	9/2026	JPY	11,078,754	412,725

					572,952

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	7,322	HKD	57,418	HSBC Bank plc	7/3/2026	1
USD	15,737,286	EUR	13,569,220	Bank of New York Mellon Corp.	9/18/2026	181,418

Total unrealized appreciation						181,419

AUD	5,521,638	USD	3,868,764	Bank of New York Mellon Corp.	9/18/2026	(51,294)
GBP	7,332,393	USD	9,823,337	Bank of New York Mellon Corp.	9/18/2026	(97,293)
JPY	1,363,958,668	USD	8,564,877	Bank of New York Mellon Corp.	9/18/2026	(122,095)

Total unrealized depreciation						(270,682)

Net unrealized depreciation						(89,263)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 533,550, BRL 23,257, CAD 4,079, CHF 25,918, DKK 3,572, EUR 33,377,098, GBP 1,246,283, HKD 43,083, ILS 27,869, JPY 2,360,199, NOK 41,995, NZD 4,222, SEK 605 and SGD 1,170.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$1,503,027	$54,224,982	$—	$55,728,009
Austria	—	6,600,709	—	6,600,709
Belgium	—	11,291,332	—	11,291,332
Brazil	6,840,197	235,013	—	7,075,210
Canada	12,300,323	—	—	12,300,323
Chile	1,913,267	576,228	—	2,489,495
China	1,300,963	11,029,787	—	12,330,750
Colombia	2,412,130	—	—	2,412,130
Czech Republic	—	62,602	—	62,602
Denmark	759,353	13,684,035	—	14,443,388
Finland	—	8,485,132	—	8,485,132
France	—	90,236,730	—	90,236,730
Germany	—	87,886,350	—	87,886,350
Guatemala	270,828	—	—	270,828
Hong Kong	326,133	14,600,955	—	14,927,088
India	2,446,736	3,037,636	—	5,484,372
Indonesia	291,400	37,083	—	328,483
Ireland	751,350	3,497,882	—	4,249,232
Israel	2,749,753	6,344,660	—	9,094,413
Italy	—	34,387,997	—	34,387,997
Ivory Coast	—	295,825	—	295,825
Japan	—	213,132,879	—	213,132,879
Luxembourg	—	2,671,413	—	2,671,413
Macau	—	528,622	—	528,622
Mexico	2,766,907	223,540	—	2,990,447
Netherlands	3,680,114	60,397,420	—	64,077,534

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
New Zealand	$—	$1,492,496	$—	$1,492,496
Nigeria	—	115,037	—	115,037
Norway	1,470,870	7,275,607	—	8,746,477
Peru	1,435,602	—	—	1,435,602
Poland	—	162,664	—	162,664
Portugal	—	1,278,541	—	1,278,541
Singapore	1,463,565	16,349,729	—	17,813,294
South Africa	—	2,854,208	—	2,854,208
South Korea	—	8,060,489	—	8,060,489
Spain	—	33,012,122	—	33,012,122
Sweden	—	26,502,923	—	26,502,923
Switzerland	947,829	55,365,215	—	56,313,044
Taiwan	3,107,070	31,514,557	—	34,621,627
Thailand	820,075	—	—	820,075
United Kingdom	664,665	117,550,742	—	118,215,407
United States	14,452,034	73,892,847	—	88,344,881
Exchange Traded Funds	109,320,087	—	—	109,320,087
Forward Currency Contracts	—	181,419	—	181,419
Futures	648,529	—	—	648,529
Rights
Spain	—	11,824	—	11,824
Short-Term Investments
Investment Companies	49,490,801	—	—	49,490,801

Total Assets	$224,133,608	$999,089,232	$—	$1,223,222,840

Liabilities:
Forward Currency Contracts	$—	$(270,682)	$—	$(270,682)
Futures	(75,577)	—	—	(75,577)

Total Liabilities	$(75,577)	$(270,682)	$—	$(346,259)

Total	$224,058,031	$998,818,550	$—	$1,222,876,581

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$181,419
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	648,529	*

Total		$829,948

	Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(270,682)
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	(75,577	)*

Total		$(346,259)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$802,689	$802,689
Equity contracts	8,308,561	—	8,308,561

Total	$8,308,561	$802,689	$9,111,250

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(123,948)	$(123,948)
Equity contracts	(732,737)	—	(732,737)

Total	$(732,737)	$(123,948)	$(856,685)

^ The Portfolio held forward foreign currency contracts and futures contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$98,458,000

Forward foreign currency exchange contracts
Average settlement value purchased – in USD	$26,797,000
Average settlement value sold – in USD	17,256,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2026:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of New York Mellon Corp.	$181,418	$(181,418)	$—	$—
HSBC Bank plc	1	—	—	1

Total	$181,419	$(181,418)	$—	$1

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of New York Mellon Corp.	$270,682	$(181,418)	$—	$89,264

Total	$270,682	$(181,418)	$—	$89,264

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$175,080,433
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$174,378,112

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$563,288,529
Aggregate gross unrealized depreciation	(30,581,858)

Net unrealized appreciation	$532,706,671

Federal income tax cost of investments in securities and derivative instruments, if applicable	$690,169,910

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $529,210)	$1,434,629
Unaffiliated Issuers (Cost $653,801,321)	1,220,958,263
Cash	8,532,653
Foreign cash (Cost $36,042,338)	37,692,900
Cash held as collateral at broker for futures	2,894,870
Dividends, interest and other receivables	6,064,713
Receivable for securities sold	703,922
Due from broker for futures variation margin	345,075
Unrealized appreciation on forward foreign currency contracts	181,419
Securities lending income receivable	74,715
Receivable for Portfolio shares sold	44,291
Other assets	29,903

Total assets	1,278,957,353

LIABILITIES
Payable for return of collateral on securities loaned	49,490,801
Payable for Portfolio shares repurchased	631,005
Investment management fees payable	593,792
Unrealized depreciation on forward foreign currency contracts	270,682
Distribution fees payable – Class IB	187,838
Accrued India taxes	182,277
Administrative fees payable	125,527
Payable for securities purchased	7,951
Accrued expenses	219,340

Total liabilities	51,709,213

Commitments and contingent liabilities^
NET ASSETS	$1,227,248,140

Net assets were comprised of:
Paid in capital	$664,855,429
Total distributable earnings (loss)	562,392,711

Net assets	$1,227,248,140

Class IB
Net asset value, offering and redemption price per share, $917,166,572 / 68,461,132 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.40

Class K
Net asset value, offering and redemption price per share, $310,081,568 / 23,037,268 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.46

(x)	Includes value of securities on loan of $68,858,066.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends ($17,601 of dividend income received from affiliates) (net of $1,614,590 foreign withholding tax)	$17,538,194
Interest	422,696
Securities lending (net)	372,740

Total income	18,333,630

EXPENSES
Investment management fees	3,575,454
Distribution fees – Class IB	1,130,327
Administrative fees	753,952
Custodian fees	217,145
Professional fees	73,018
Printing and mailing expenses	34,502
Trustees’ fees	18,997
Miscellaneous	61,512

Total expenses	5,864,907

NET INVESTMENT INCOME (LOSS)	12,468,723

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($118,386 realized gain (loss) from affiliates) (net of India tax of $3,487 on realized gain on investments)	46,560,991
Futures contracts	8,308,561
Forward foreign currency contracts	802,689
Foreign currency transactions	(830,329)

Net realized gain (loss)	54,841,912

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $(65,263) on unrealized depreciation on investments) ($51,995 of change in unrealized appreciation (depreciation) from affiliates)	44,065,200
Futures contracts	(732,737)
Forward foreign currency contracts	(123,948)
Foreign currency translations	(454,800)

Net change in unrealized appreciation (depreciation)	42,753,715

NET REALIZED AND UNREALIZED GAIN (LOSS)	97,595,627

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$110,064,350

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,468,723	$18,998,564
Net realized gain (loss)	54,841,912	71,248,879
Net change in unrealized appreciation (depreciation)	42,753,715	180,920,741

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	110,064,350	271,168,184

Distributions to shareholders:
Class IB	—	(75,467,759)
Class K	—	(26,246,448)

Total distributions to shareholders	—	(101,714,207)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 960,596 and 1,635,359 shares, respectively ]	12,478,384	19,305,408
Capital shares issued in reinvestment of dividends [ 0 and 6,227,889 shares, respectively ]	—	75,467,759
Capital shares repurchased [ (6,226,133) and (12,127,405) shares, respectively ]	(80,184,344)	(145,223,094)

Total Class IB transactions	(67,705,960)	(50,449,927)

Class K
Capital shares sold [ 150,641 and 170,956 shares, respectively ]	1,925,375	2,111,169
Capital shares issued in reinvestment of dividends [ 0 and 2,158,963 shares, respectively ]	—	26,246,448
Capital shares repurchased [ (1,955,880) and (4,094,930) shares, respectively ]	(25,296,751)	(49,206,266)

Total Class K transactions	(23,371,376)	(20,848,649)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(91,077,336)	(71,298,576)

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,987,014	98,155,401
NET ASSETS:
Beginning of period	1,208,261,126	1,110,105,725

End of period	$1,227,248,140	$1,208,261,126

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022		2021
Net asset value, beginning of period	$12.25		$10.60	$11.03	$9.68	$11.52		$11.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.19	0.19	0.18	0.18		0.16	(aa)
Net realized and unrealized gain (loss)	1.02		2.56	0.19	1.45	(1.82)		0.98

Total from investment operations	1.15		2.75	0.38	1.63	(1.64)		1.14

Less distributions:
Dividends from net investment income	—		(0.17)	(0.25)	(0.19)	(0.12)		(0.29)
Distributions from net realized gains	—		(0.93)	(0.56)	(0.09)	(0.08)		(1.04)

Total dividends and distributions	—		(1.10)	(0.81)	(0.28)	(0.20)		(1.33)

Net asset value, end of period	$13.40		$12.25	$10.60	$11.03	$9.68		$11.52

Total return (b)(y)	9.39%		26.12%	3.22%	16.85%	(14.12)%		10.02%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$917,167		$902,952	$827,090	$873,820	$849,464		$1,085,521
Ratio of expenses to average net assets (a)(f)	1.03%		1.04%	1.04%	1.04%	1.06	%(h)	1.07	%(h)
Ratio of net investment income (loss) to average net assets (a)(g)	1.99%		1.55%	1.61%	1.74%	1.85%		1.29	%(bb)
Portfolio turnover rate ^	16	%(z)	13%	13%	14%	13%		12%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022		2021
Net asset value, beginning of period	$12.29		$10.64	$11.06	$9.71	$11.55		$11.74

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.22	0.22	0.21	0.21		0.19	(aa)
Net realized and unrealized gain (loss)	1.03		2.56	0.20	1.44	(1.82)		0.98

Total from investment operations	1.17		2.78	0.42	1.65	(1.61)		1.17

Less distributions:
Dividends from net investment income	—		(0.20)	(0.28)	(0.21)	(0.15)		(0.32)
Distributions from net realized gains	—		(0.93)	(0.56)	(0.09)	(0.08)		(1.04)

Total dividends and distributions	—		(1.13)	(0.84)	(0.30)	(0.23)		(1.36)

Net asset value, end of period	$13.46		$12.29	$10.64	$11.06	$9.71		$11.55

Total return (b)(y)	9.52%		26.31%	3.56%	17.07%	(13.88)%		10.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$310,082		$305,309	$283,016	$313,308	$329,204		$404,994
Ratio of expenses to average net assets (a)(f)	0.78%		0.79%	0.79%	0.79%	0.81	%(h)	0.82	%(h)
Ratio of net investment income (loss) to average net assets (a)(g)	2.25%		1.81%	1.87%	2.00%	2.09%		1.54	%(bb)
Portfolio turnover rate ^	16	%(z)	13%	13%	14%	13%		12%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(h)	Includes Interest Expense of 0.04% and 0.06% for the years ended December 31, 2022 and 2021, respectively.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.14 and $0.17 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.18% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.1%)
ANZ Group Holdings Ltd.	314,067	$7,696,079
APA Group	137,926	969,092
Aristocrat Leisure Ltd.	56,553	2,409,322
ASX Ltd.	20,361	751,951
AVZ Minerals Ltd. (r)(x)*	316,830	—
BHP Group Ltd.	529,438	22,098,092
Brambles Ltd.	140,680	1,899,312
CAR Group Ltd. (x)	37,500	671,073
Cochlear Ltd.	6,814	575,713
Coles Group Ltd.	139,950	2,362,669
Commonwealth Bank of Australia	174,362	19,928,414
Computershare Ltd.	54,239	1,439,760
Corporate Travel Management Ltd. (r)*	14,153	133,847
CSL Ltd.	50,568	4,027,522
Evolution Mining Ltd.	211,631	1,728,157
Fortescue Ltd.	168,428	2,243,570
Glencore plc	978,220	6,672,130
Goodman Group (REIT)	207,732	4,503,284
Insurance Australia Group Ltd.	232,638	1,304,301
Lottery Corp. Ltd. (The)	231,911	925,161
Lynas Rare Earths Ltd.*	94,384	1,182,657
Macquarie Group Ltd.	37,727	6,565,693
Medibank Pvt. Ltd.	286,949	987,043
National Australia Bank Ltd.	319,631	8,407,066
Northern Star Resources Ltd.	141,662	1,865,792
Origin Energy Ltd.	179,504	1,364,554
PLS Group Ltd.*	327,328	1,145,900
Pro Medicus Ltd. (x)	5,987	847,620
Qantas Airways Ltd.	77,257	572,088
QBE Insurance Group Ltd.	156,481	2,731,133
REA Group Ltd.	5,487	530,171
Rio Tinto Ltd. (x)	38,742	4,613,192
Rio Tinto plc	111,147	10,512,579
Santos Ltd.	338,406	1,680,105
Scentre Group (REIT)	544,215	1,457,632
SGH Ltd.	21,203	687,956
Sigma Healthcare Ltd. (x)	541,251	1,031,385
Sonic Healthcare Ltd.	47,634	683,983
South32 Ltd.	467,476	1,257,132
Stockland (REIT)	252,396	715,128
Suncorp Group Ltd.	112,831	1,505,724
Telstra Group Ltd.	409,807	1,441,235
Transurban Group	325,110	3,245,367
Vicinity Ltd. (REIT)	410,971	731,906
Virgin Australia International Holdings Pty. Ltd. (r)*	190,064	—
Washington H Soul Pattinson & Co. Ltd. (x)	35,627	1,140,409
Wesfarmers Ltd.	118,292	7,424,139
Westpac Banking Corp.	356,381	8,713,106
WiseTech Global Ltd. (x)	20,137	466,284
Woodside Energy Group Ltd.	198,087	3,835,023
Woolworths Group Ltd.	127,286	3,526,513

		163,207,964

Austria (0.4%)
BAWAG Group AG (m)	7,622	1,528,215
Erste Group Bank AG	32,080	4,297,860
OMV AG	15,345	962,673
Raiffeisen Bank International AG	13,709	875,570
Verbund AG	7,095	450,670

		8,114,988

Belgium (0.9%)
Ageas SA/NV	15,546	1,243,723
Anheuser-Busch InBev SA/NV	93,630	7,719,495
D’ieteren Group (x)	2,238	436,033
Elia Group SA/NV, Class B	4,546	723,057
Financiere de Tubize SA	2,087	551,060
Groupe Bruxelles Lambert NV	7,633	695,525
KBC Group NV	23,935	3,264,743
Lotus Bakeries NV	43	571,136
Sofina SA (x)	1,625	413,514
Syensqo SA	7,309	539,737
UCB SA	12,667	3,792,907

		19,950,930

Brazil (0.0%)†
Yara International ASA	16,588	729,353

Chile (0.1%)
Antofagasta plc	35,953	1,826,101

China (0.4%)
BOC Hong Kong Holdings Ltd.	385,682	2,091,788
Prosus NV	136,332	5,925,614
SITC International Holdings Co. Ltd.	141,055	566,431
Wilmar International Ltd.	166,827	467,195
Yangzijiang Shipbuilding Holdings Ltd.	269,148	714,625

		9,765,653

Czech Republic (0.0%)†
CSG NV (x)*	15,629	228,172

Denmark (1.6%)
Carlsberg A/S, Class B	9,795	1,285,291
Coloplast A/S, Class B	13,141	749,420
Danske Bank A/S	65,252	3,500,907
Demant A/S*	8,825	361,299
DSV A/S	20,043	4,757,931
Genmab A/S*	6,360	1,742,238
Novo Nordisk A/S, Class B	335,575	16,099,139
Novonesis Novozymes B	36,716	2,320,221
Orsted A/S (m)*	48,181	1,083,280
Pandora A/S	7,815	901,281
ROCKWOOL A/S, Class B	9,796	314,860
Tryg A/S	31,851	725,230
Vestas Wind Systems A/S	99,963	2,824,335

		36,665,432

Finland (1.2%)
Elisa OYJ	14,820	622,218
Fortum OYJ	46,745	1,079,931
Kesko OYJ, Class B	28,459	636,270
Kone OYJ, Class B	34,235	1,948,264
Metso OYJ	66,940	1,163,714
Neste OYJ	44,082	1,432,988
Nokia OYJ	523,528	6,930,461
Nordea Bank Abp	319,939	6,076,320
Orion OYJ, Class B	11,421	939,654
Sampo OYJ, Class A	248,947	2,616,637
Stora Enso OYJ, Class R	57,491	613,451

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
UPM-Kymmene OYJ	54,988	$1,458,657
Wartsila OYJ Abp	50,865	1,941,799

		27,460,364

France (8.1%)
Abivax SA (x)*	5,577	740,516
Accor SA	19,564	1,137,416
Aeroports de Paris SA	3,351	436,764
Air Liquide SA	66,396	13,148,671
Airbus SE	61,915	13,780,857
Alstom SA*	36,106	628,232
Amundi SA (m)	6,451	619,111
AXA SA	162,398	8,138,858
Ayvens SA (m)	34,711	457,631
BioMerieux	4,008	314,742
BNP Paribas SA	103,304	12,073,869
Bollore SE (x)	64,406	298,657
Bouygues SA	23,086	1,288,069
Bureau Veritas SA	33,103	1,014,047
Capgemini SE	15,935	1,602,652
Carrefour SA	61,375	1,140,091
Cie de Saint-Gobain SA	46,403	4,201,098
Cie Generale des Etablissements Michelin SCA	64,480	2,490,587
Covivio SA (REIT)	5,524	338,474
Credit Agricole SA	94,586	1,902,683
Danone SA	65,673	5,386,056
Dassault Aviation SA	1,781	584,659
Dassault Systemes SE	69,908	1,423,853
Eiffage SA	7,148	1,055,328
Engie SA	185,437	5,847,111
EssilorLuxottica SA	31,377	5,886,721
Gecina SA (REIT)	4,601	387,084
Getlink SE	25,788	548,411
Hermes International SCA	2,695	4,931,435
Ipsen SA	3,493	673,846
Kering SA	7,433	2,113,519
Klepierre SA (REIT)	22,417	937,211
Legrand SA	26,642	4,496,949
L’Oreal SA	25,028	10,980,507
LVMH Moet Hennessy Louis Vuitton SE	25,928	14,358,116
Orange SA	194,017	3,659,587
Pernod Ricard SA	20,371	1,487,489
Publicis Groupe SA	23,848	2,357,086
Renault SA	19,258	552,467
Rexel SA	23,138	1,011,100
Safran SA	35,962	14,218,017
Sartorius Stedim Biotech	3,042	631,757
Societe Generale SA	66,577	5,895,227
Sodexo SA (x)	8,018	464,123
Thales SA	9,656	2,480,866
TotalEnergies SE	205,221	15,941,729
Unibail-Rodamco-Westfield (REIT)	11,263	1,317,390
Veolia Environnement SA	61,828	2,575,157
Vinci SA	48,535	7,098,515

		185,054,341

Germany (8.5%)
adidas AG	16,880	3,460,917
Allianz SE (Registered)	39,638	18,758,403
BASF SE	92,997	4,971,149
Bayer AG (Registered)	102,365	5,659,153
Bayerische Motoren Werke AG	29,234	1,913,067
Bayerische Motoren Werke AG (Preference) (q)	5,554	364,651
Beiersdorf AG (x)	9,479	815,957
Brenntag SE (x)	12,035	731,329
Commerzbank AG (x)	67,551	2,874,325
Continental AG	11,462	945,259
CTS Eventim AG & Co. KGaA	6,002	350,176
Daimler Truck Holding AG	47,863	2,308,249
Deutsche Bank AG (Registered)	189,121	6,403,455
Deutsche Boerse AG	18,926	5,164,287
Deutsche Lufthansa AG (Registered)	62,479	714,880
Deutsche Post AG	95,860	5,816,762
Deutsche Telekom AG (Registered)	357,769	9,750,688
Dr Ing hc F Porsche AG (Preference) (m)(q)	11,390	566,436
E.ON SE	233,931	4,826,490
Evonik Industries AG	26,705	484,572
Fresenius Medical Care AG (x)	19,872	899,081
Fresenius SE & Co. KGaA	44,015	2,010,000
GEA Group AG	15,267	1,047,266
Hannover Rueck SE	6,283	1,740,398
Heidelberg Materials AG	13,782	2,628,997
Henkel AG & Co. KGaA	9,474	749,173
Henkel AG & Co. KGaA (Preference) (q)	15,779	1,326,039
Hensoldt AG (x)	6,318	489,246
HOCHTIEF AG	1,538	891,172
Infineon Technologies AG	136,072	12,703,212
Knorr-Bremse AG	6,718	780,046
Mercedes-Benz Group AG	75,248	3,776,921
Merck KGaA	13,467	2,260,068
MTU Aero Engines AG	5,617	2,336,205
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	13,613	7,599,320
Nemetschek SE	6,017	363,924
Porsche Automobil Holding SE (Preference) (q)	15,955	491,571
Rational AG	533	390,146
Rheinmetall AG	4,851	5,490,942
RWE AG	60,067	3,891,641
SAP SE	108,805	16,662,691
Sartorius AG (Preference) (q)	2,633	690,915
Scout24 SE (m)	7,275	601,515
Siemens AG (Registered)	77,404	24,872,253
Siemens Energy AG	80,751	15,304,510
Siemens Healthineers AG (m)	35,260	1,377,916
Symrise AG, Class A	13,836	1,388,532
Talanx AG	6,188	782,105
Volkswagen AG (Preference) (q)	21,486	1,721,323
Vonovia SE	77,502	1,912,303
Zalando SE (m)*	22,022	638,038

		194,697,674

Guatemala (0.0%)†
Millicom International Cellular SA	9,685	879,011

Hong Kong (1.5%)
AIA Group Ltd.	1,094,861	10,042,009
CK Asset Holdings Ltd.	182,419	1,032,510

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
CK Infrastructure Holdings Ltd.	62,949	$480,405
CLP Holdings Ltd.	171,220	1,600,370
Futu Holdings Ltd. (ADR)	5,118	479,761
Henderson Land Development Co. Ltd. (x)	138,453	439,364
HKT Trust & HKT Ltd.	355,893	529,289
Hong Kong & China Gas Co. Ltd.	1,166,642	969,832
Hong Kong Exchanges & Clearing Ltd.	125,478	5,831,895
Hongkong Land Holdings Ltd.	100,806	721,326
Link REIT (REIT)	272,611	1,271,757
MTR Corp. Ltd. (x)	161,990	632,063
Power Assets Holdings Ltd.	144,131	1,051,713
Prudential plc	262,993	3,502,187
Sino Land Co. Ltd.	395,577	520,476
Sun Hung Kai Properties Ltd.	136,095	1,961,320
Swire Pacific Ltd., Class A	36,588	382,473
Techtronic Industries Co. Ltd.	143,065	2,388,417
WH Group Ltd. (m)	802,164	850,390
Wharf Real Estate Investment Co. Ltd.	158,535	434,312

		35,121,869

Indonesia (0.1%)
Jardine Matheson Holdings Ltd.	16,809	1,038,893

Ireland (0.4%)
AerCap Holdings NV	16,790	2,447,646
AIB Group plc	220,917	2,596,103
Bank of Ireland Group plc	99,048	1,974,273
Kerry Group plc, Class A	16,640	1,528,162
Kingspan Group plc	15,963	1,460,100

		10,006,284

Israel (1.1%)
Azrieli Group Ltd.	4,539	617,712
Bank Hapoalim BM	136,501	3,148,155
Bank Leumi Le-Israel BM	153,977	3,444,611
Check Point Software Technologies Ltd.*	8,145	1,070,497
Elbit Systems Ltd.	2,910	2,213,228
Enlight Renewable Energy Ltd.*	14,503	1,284,294
Harel Insurance Investments & Financial Services Ltd.	12,328	650,014
ICL Group Ltd.	73,964	371,053
Israel Discount Bank Ltd., Class A	127,482	1,264,312
Mizrahi Tefahot Bank Ltd.	16,257	1,074,840
Nova Ltd.*	3,180	1,690,457
OPC Energy Ltd.*	17,763	553,001
Phoenix Financial Ltd.	23,712	1,313,878
Teva Pharmaceutical Industries Ltd. (ADR)*	121,326	4,110,525
Tower Semiconductor Ltd.*	11,645	2,997,899

		25,804,476

Italy (3.3%)
Banca Mediolanum SpA	21,359	531,922
Banca Monte dei Paschi di Siena SpA	197,869	2,456,945
Banco BPM SpA	118,407	2,045,096
BPER Banca SpA	163,030	2,558,960
Coca-Cola HBC AG	20,887	1,363,397
Davide Campari-Milano NV (x)	60,938	379,366
Enel SpA	794,494	9,128,369
Eni SpA	189,301	4,427,871
Ferrari NV	12,629	4,680,351
FinecoBank Banca Fineco SpA	63,757	1,599,527
Generali (x)	84,778	4,128,260
Intesa Sanpaolo SpA	1,451,512	9,942,855
Italgas SpA	63,537	735,860
Leonardo SpA	42,169	2,261,332
Moncler SpA	22,907	1,329,096
Poste Italiane SpA	47,632	1,558,032
Prysmian SpA	29,340	4,928,674
Recordati Industria Chimica e Farmaceutica SpA	10,895	638,699
Ryanair Holdings plc	43,509	1,362,165
Snam SpA	210,114	1,512,319
Telecom Italia SpA*	177,917	1,621,584
Terna – Rete Elettrica Nazionale	146,603	1,715,290
UniCredit SpA	141,410	12,651,566
Unipol Assicurazioni SpA	37,378	1,043,214

		74,600,750

Ivory Coast (0.1%)
Endeavour Mining plc	22,227	1,099,732

Japan (23.3%)
Advantest Corp. (x)	76,280	15,505,869
Aeon Co. Ltd.	224,773	1,855,054
AGC, Inc. (x)	19,867	859,154
Aisin Corp.	47,487	641,656
Ajinomoto Co., Inc.	89,185	3,244,278
ANA Holdings, Inc.	16,825	308,161
Asahi Group Holdings Ltd. (x)	146,617	1,394,913
Asahi Kasei Corp.	128,122	1,413,234
Asics Corp.	70,838	1,926,421
Astellas Pharma, Inc.	179,122	2,408,080
Bandai Namco Holdings, Inc.	52,490	1,226,652
Bridgestone Corp. (x)	111,230	2,341,953
Canon, Inc. (x)	83,414	2,131,562
Capcom Co. Ltd.	27,773	515,451
Central Japan Railway Co.	78,226	1,678,831
Chiba Bank Ltd. (The) (x)	56,545	859,954
Chubu Electric Power Co., Inc.	69,058	1,298,620
Chugai Pharmaceutical Co. Ltd.	69,985	3,240,249
Dai Nippon Printing Co. Ltd.	37,735	691,002
Daifuku Co. Ltd. (x)	32,677	1,453,693
Daiichi Life Group, Inc.	358,553	3,929,905
Daiichi Sankyo Co. Ltd.	177,603	2,850,156
Daikin Industries Ltd.	27,481	4,174,343
Daito Trust Construction Co. Ltd.	29,636	565,270
Daiwa House Industry Co. Ltd.	58,422	1,581,587
Daiwa Securities Group, Inc.	130,828	1,286,398
Denso Corp.	166,818	1,926,886
Disco Corp.	9,058	4,603,588
East Japan Railway Co.	100,493	2,106,345
Ebara Corp. (x)	47,623	1,867,663
Eisai Co. Ltd.	26,548	670,923
ENEOS Holdings, Inc.	267,898	1,972,126
FANUC Corp.	97,247	4,446,627
Fast Retailing Co. Ltd.	19,884	10,169,216
Fuji Electric Co. Ltd.	14,399	1,218,454
FUJIFILM Holdings Corp.	116,653	2,509,019

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Fujikura Ltd.	157,188	$6,101,798
Fujitsu Ltd.	176,725	3,526,767
Furukawa Electric Co. Ltd. (x)	68,000	2,022,276
Hankyu Hanshin Holdings, Inc.	23,556	619,495
Hikari Tsushin, Inc. (x)	1,786	390,804
Hitachi Ltd.	460,733	12,803,562
Honda Motor Co. Ltd.	377,828	3,422,829
Hoya Corp.	35,256	5,685,679
Hulic Co. Ltd. (x)	47,976	500,424
Ibiden Co. Ltd.	24,210	3,634,823
Idemitsu Kosan Co. Ltd.	80,602	592,017
IHI Corp.	101,528	1,715,481
Inpex Corp. (x)	91,881	1,851,371
Isuzu Motors Ltd.	53,829	711,795
ITOCHU Corp.	577,984	6,646,005
Japan Exchange Group, Inc.	99,412	1,252,894
Japan Post Bank Co. Ltd.	186,316	3,549,172
Japan Post Holdings Co. Ltd.	175,592	2,354,046
Japan Post Insurance Co. Ltd.	55,222	520,698
Japan Tobacco, Inc. (x)	114,627	4,212,260
JFE Holdings, Inc.	59,925	577,214
JX Advanced Metals Corp.	57,156	1,581,034
Kajima Corp.	41,336	1,509,320
Kansai Electric Power Co., Inc. (The) (x)	98,712	1,387,333
Kao Corp. (x)	94,500	1,873,378
Kawasaki Heavy Industries Ltd. (x)	76,515	1,393,513
Kawasaki Kisen Kaisha Ltd. (x)	36,589	561,008
KDDI Corp.	305,413	5,151,986
Keyence Corp.	19,652	9,901,205
Kikkoman Corp.	70,692	725,027
Kioxia Holdings Corp.*	32,743	18,589,578
Kirin Holdings Co. Ltd. (x)	80,773	1,384,057
Komatsu Ltd.	89,643	3,508,682
Konami Group Corp.	10,097	1,103,525
Kubota Corp. (x)	100,864	1,688,642
Kyocera Corp.	121,945	2,703,647
Kyowa Kirin Co. Ltd. (x)	24,613	393,151
Lasertec Corp.	8,136	2,531,444
LY Corp.	269,002	719,571
Makita Corp.	22,642	810,622
Marubeni Corp. (x)	147,114	4,283,930
Minebea Mitsumi, Inc.	34,454	1,022,414
Mitsubishi Chemical Group Corp.	123,938	861,111
Mitsubishi Corp.	314,822	8,468,430
Mitsubishi Electric Corp.	198,184	7,267,638
Mitsubishi Estate Co. Ltd.	107,840	2,744,738
Mitsubishi HC Capital, Inc. (x)	91,755	742,429
Mitsubishi Heavy Industries Ltd.	333,977	7,604,471
Mitsubishi UFJ Financial Group, Inc.	1,112,901	22,077,835
Mitsui & Co. Ltd.	246,249	6,858,350
Mitsui Fudosan Co. Ltd.	258,433	2,380,920
Mitsui Kinzoku Co. Ltd. (x)	5,700	1,526,284
Mitsui OSK Lines Ltd. (x)	34,997	1,120,360
Mizuho Financial Group, Inc.	246,476	11,835,538
MS&AD Insurance Group Holdings, Inc.	124,431	3,249,776
Murata Manufacturing Co. Ltd.	168,696	12,158,178
NEC Corp.	127,977	3,106,841
Nexon Co. Ltd. (x)	30,964	411,882
Nidec Corp.*	86,951	1,428,330
Nintendo Co. Ltd.	113,969	4,786,078
Nippon Building Fund, Inc. (REIT) (x)	781	604,135
Nippon Paint Holdings Co. Ltd. (x)	98,764	642,830
Nippon Sanso Holdings Corp.	18,087	667,333
Nippon Steel Corp. (x)	503,892	1,669,008
Nippon Yusen KK (x)	40,467	1,301,411
Nissan Motor Co. Ltd. (x)*	241,833	448,926
Nitori Holdings Co. Ltd. (x)	40,265	598,462
Nitto Denko Corp.	70,699	1,392,695
Nomura Holdings, Inc.	305,715	2,667,668
Nomura Research Institute Ltd. (x)	39,356	1,115,056
NTT, Inc.	3,141,865	2,802,155
Obayashi Corp.	64,894	1,313,600
Obic Co. Ltd.	33,762	791,605
Olympus Corp.	110,345	1,159,881
Oriental Land Co. Ltd. (x)	112,572	1,723,264
ORIX Corp.	114,167	4,326,916
Osaka Gas Co. Ltd.	35,254	1,185,866
Otsuka Corp. (x)	23,747	406,577
Otsuka Holdings Co. Ltd. (x)	43,800	2,901,155
Pan Pacific International Holdings Corp.	198,640	1,013,853
Panasonic Holdings Corp.	242,931	6,820,950
Rakuten Group, Inc.*	147,064	686,144
Recruit Holdings Co. Ltd.	138,095	9,612,717
Renesas Electronics Corp.	180,314	5,446,912
Resona Holdings, Inc.	216,404	2,822,536
Resonac Holdings Corp.	18,300	2,040,588
Ryohin Keikaku Co. Ltd.	52,610	1,149,365
Sanrio Co. Ltd. (x)	99,754	674,226
SBI Holdings, Inc.	55,123	896,569
SCREEN Holdings Co. Ltd.	15,861	1,773,029
Secom Co. Ltd.	41,364	1,643,745
Seibu Holdings, Inc. (x)	20,745	405,276
Sekisui House Ltd.	62,189	1,293,949
Seven & i Holdings Co. Ltd.	196,737	2,371,593
Shimano, Inc. (x)	7,467	797,492
Shimizu Corp.	50,432	799,751
Shin-Etsu Chemical Co. Ltd.	170,594	7,439,189
Shionogi & Co. Ltd.	78,770	1,347,749
Shiseido Co. Ltd. (x)	41,709	674,487
SMC Corp.	5,635	2,507,389
SoftBank Corp.	2,998,242	3,837,513
SoftBank Group Corp.	386,824	14,512,719
Sompo Holdings, Inc.	85,203	3,250,121
Sony Group Corp.	608,746	12,206,960
Subaru Corp. (x)	54,237	799,220
Sumitomo Corp.	423,152	4,065,407
Sumitomo Electric Industries Ltd.	297,768	5,496,379
Sumitomo Metal Mining Co. Ltd.	24,995	1,168,078
Sumitomo Mitsui Financial Group, Inc.	378,834	14,811,100
Sumitomo Mitsui Trust Group, Inc.	65,551	2,447,080
Sumitomo Realty & Development Co. Ltd.	60,966	1,402,634
Suntory Beverage & Food Ltd. (x)	12,916	357,349
Suzuki Motor Corp.	163,760	1,971,201
T&D Holdings, Inc.	45,744	1,355,072
Taisei Corp. (x)	14,876	1,318,413
Takeda Pharmaceutical Co. Ltd.	165,821	5,235,193
TDK Corp.	197,446	4,410,184
Terumo Corp.	138,879	1,911,024
Toho Co. Ltd.	55,004	439,689

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Tokio Marine Holdings, Inc.	186,427	$8,255,107
Tokyo Electron Ltd.	46,687	22,577,531
Tokyo Gas Co. Ltd.	30,923	1,162,773
TOPPAN Holdings, Inc.	23,035	730,564
Toray Industries, Inc.	133,287	925,227
Toyota Motor Corp.	987,431	16,559,474
Toyota Tsusho Corp.	66,392	2,476,947
Unicharm Corp. (x)	111,551	649,012
West Japan Railway Co. (x)	42,724	716,520
Yamaha Motor Co. Ltd. (x)	92,826	702,764
Yokogawa Electric Corp.	22,780	800,244
Yokohama Financial Group, Inc.	101,384	1,083,070
Zensho Holdings Co. Ltd. (x)	9,597	476,114

		533,063,694

Luxembourg (0.2%)
ArcelorMittal SA	44,414	2,670,614
CVC Capital Partners plc (m)(x)	21,922	318,557
Eurofins Scientific SE	11,920	934,469

		3,923,640

Macau (0.1%)
Galaxy Entertainment Group Ltd.	205,066	772,205
Sands China Ltd.	252,898	422,638

		1,194,843

Mexico (0.0%)†
Fresnillo plc	19,195	699,519

Netherlands (6.0%)
ABN AMRO Bank NV (CVA) (m)(x)	64,331	2,736,055
Adyen NV (m)*	2,794	2,609,312
Akzo Nobel NV	16,039	1,087,817
Argenx SE*	6,448	5,981,277
ASM International NV	4,883	5,589,591
ASML Holding NV	40,442	80,206,269
ASR Nederland NV	16,342	1,233,511
BE Semiconductor Industries NV	7,398	2,429,234
Euronext NV (m)	8,103	1,296,346
EXOR NV	9,201	704,923
Heineken Holding NV	12,521	955,213
Heineken NV	30,009	2,524,085
ING Groep NV	304,286	9,626,808
Koninklijke Ahold Delhaize NV	92,137	3,708,082
Koninklijke KPN NV	398,807	1,978,433
Koninklijke Philips NV	80,266	2,180,980
Magnum Ice Cream Co. NV (The)*	51,035	888,632
Nebius Group NV, Class A*	21,042	5,811,169
NN Group NV	27,404	2,401,172
Universal Music Group NV	105,362	2,207,077
Wolters Kluwer NV	23,622	1,526,716

		137,682,702

New Zealand (0.2%)
Auckland International Airport Ltd.	177,126	840,698
Contact Energy Ltd.	97,609	517,230
Fisher & Paykel Healthcare Corp. Ltd.	61,193	1,353,499
Infratil Ltd.	93,710	822,240
Meridian Energy Ltd.	137,984	456,576
Xero Ltd. (x)*	16,886	848,779

		4,839,022

Nigeria (0.0%)†
Airtel Africa plc (m)	79,837	347,097

Norway (0.5%)
Aker BP ASA	32,926	1,001,593
DNB Bank ASA	84,679	2,518,762
Equinor ASA	73,262	2,302,119
Gjensidige Forsikring ASA	20,839	564,207
Kongsberg Gruppen ASA	43,535	1,312,594
Mowi ASA	45,326	838,317
Norsk Hydro ASA	133,998	1,207,908
Orkla ASA	75,649	796,895
Salmar ASA	7,064	330,913
Telenor ASA	64,158	922,050
Var Energi ASA	97,542	402,890

		12,198,248

Poland (0.0%)†
InPost SA*	26,049	458,675

Portugal (0.2%)
Banco Comercial Portugues SA, Class R	848,400	1,004,301
EDP SA	305,172	1,597,657
Galp Energia SGPS SA	42,445	903,667
Jeronimo Martins SGPS SA	29,506	565,178

		4,070,803

Russia (0.0%)
Evraz plc (r)*	91,874	—

Singapore (1.8%)
CapitaLand Ascendas REIT (REIT)	428,983	827,547
CapitaLand Integrated Commercial Trust (REIT)	635,578	1,168,216
CapitaLand Investment Ltd.	244,009	471,094
DBS Group Holdings Ltd.	214,866	10,856,494
Grab Holdings Ltd., Class A*	248,360	936,317
Keppel Ltd.	147,062	1,252,809
Oversea-Chinese Banking Corp. Ltd.	341,081	6,561,297
Sea Ltd. (ADR)*	39,174	3,754,044
Sembcorp Industries Ltd.	93,138	458,731
Singapore Airlines Ltd.	156,237	931,443
Singapore Exchange Ltd.	83,736	1,566,448
Singapore Technologies Engineering Ltd.	162,702	1,312,781
Singapore Telecommunications Ltd.	772,575	2,647,365
STMicroelectronics NV (x)	65,845	4,916,674
United Overseas Bank Ltd.	125,834	3,879,656

		41,540,916

South Africa (0.2%)
Anglo American plc	110,473	5,410,682

South Korea (0.0%)†
Delivery Hero SE (m)(x)*	17,408	716,176

Spain (3.8%)
Acciona SA (x)	2,572	815,140
ACS Actividades de Construccion y Servicios SA	18,399	2,716,928
Aena SME SA (m)	78,147	2,382,144
Amadeus IT Group SA (x)	45,767	2,628,439
Banco Bilbao Vizcaya Argentaria SA	587,039	14,726,485
Banco de Sabadell SA	497,275	1,766,411

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Banco Santander SA	1,492,252	$20,644,008
Bankinter SA (x)	65,559	1,099,952
CaixaBank SA	365,962	5,194,338
Cellnex Telecom SA (m)	49,773	1,490,476
EDP Renewables SA	33,233	538,248
Endesa SA (x)	32,564	1,484,002
Iberdrola SA	633,725	15,816,700
Indra Sistemas SA (x)	7,823	429,975
Industria de Diseno Textil SA	113,660	7,163,338
Mapfre SA	96,261	476,436
Naturgy Energy Group SA	42,938	1,347,350
Redeia Corp. SA (x)	42,283	719,491
Repsol SA (x)	115,176	2,867,295
Telefonica SA (x)	384,027	1,543,493

		85,850,649

Sweden (3.0%)
AddTech AB, Class B	27,083	954,632
Alfa Laval AB	30,147	1,794,899
Assa Abloy AB, Class B	101,687	3,592,026
Atlas Copco AB, Class A	262,383	5,326,062
Atlas Copco AB, Class B	154,505	2,738,275
Beijer Ref AB, Class B	42,612	624,374
Boliden AB	29,615	1,672,132
Epiroc AB, Class A	64,375	1,766,080
Epiroc AB, Class B	39,617	919,574
EQT AB	45,043	1,274,372
Essity AB, Class B	59,628	1,687,111
Evolution AB (m)*	12,782	880,856
Fastighets AB Balder, Class B*	71,934	383,797
H & M Hennes & Mauritz AB, Class B	44,077	758,319
Hexagon AB, Class B	216,330	1,789,511
Industrivarden AB, Class C	16,714	917,580
Industrivarden AB, Class A	10,973	615,290
Indutrade AB	28,470	588,954
Investment AB Latour, Class B	14,193	282,061
Investor AB, Class B	180,346	7,491,639
L E Lundbergforetagen AB, Class B	7,523	433,693
Lifco AB, Class B	22,081	723,537
Nibe Industrier AB, Class B	148,617	552,461
Saab AB, Class B	33,375	1,731,378
Sagax AB, Class B	22,924	364,735
Sandvik AB	107,829	4,451,121
Securitas AB, Class B	49,820	818,182
Skandinaviska Enskilda Banken AB, Class A	152,485	3,034,817
Skanska AB, Class B	34,417	921,128
SKF AB, Class B	35,544	912,689
Svenska Cellulosa AB SCA, Class B	61,825	632,238
Svenska Handelsbanken AB, Class A	141,847	2,087,223
Swedbank AB, Class A	85,514	3,193,733
Swedish Orphan Biovitrum AB*	18,620	887,576
Tele2 AB, Class B	57,127	993,712
Telefonaktiebolaget LM Ericsson, Class B	275,406	3,074,125
Telia Co. AB	245,827	1,196,986
Trelleborg AB, Class B	20,077	836,201
Volvo AB, Class B	161,723	5,498,116

		68,401,195

Switzerland (6.2%)
ABB Ltd. (Registered)	163,308	17,719,099
Avolta AG	9,593	642,780
Banque Cantonale Vaudoise (Registered) (x)	3,139	459,936
Barry Callebaut AG (Registered)	372	515,693
Belimo Holding AG (Registered)	1,025	1,155,698
BKW AG	2,063	347,337
Chocoladefabriken Lindt & Spruengli AG	98	1,140,223
Chocoladefabriken Lindt & Spruengli AG (Registered)	10	1,188,270
Cie Financiere Richemont SA (Registered)	56,014	12,997,788
DSM-Firmenich AG (x)	17,178	1,629,606
EMS-Chemie Holding AG (Registered) (x)	731	627,283
Galderma Group AG	19,211	4,368,636
Geberit AG (Registered)	3,358	2,240,808
Givaudan SA (Registered)	962	4,076,551
Helvetia Baloise Holding AG	8,028	2,073,000
Julius Baer Group Ltd.	21,465	1,855,380
Kuehne + Nagel International AG (Registered)	5,033	1,221,168
Logitech International SA (Registered)	15,078	1,414,097
Lonza Group AG (Registered)	7,318	4,938,675
Nestle SA (Registered)	268,452	27,568,430
Partners Group Holding AG (x)	2,226	1,822,650
Sandoz Group AG	43,554	3,935,860
Schindler Holding AG	4,170	1,382,281
Schindler Holding AG (Registered)	2,090	664,652
SGS SA (Registered)	17,251	1,999,256
Sika AG (Registered)	15,885	3,272,999
Sonova Holding AG (Registered)	5,126	1,217,436
Straumann Holding AG (Registered)	11,630	1,529,550
Swatch Group AG (The)	2,940	719,217
Swiss Life Holding AG (Registered)	2,899	3,189,329
Swiss Prime Site AG (Registered)	8,360	1,364,360
Swisscom AG (Registered)	2,699	2,082,941
UBS Group AG (Registered)	330,771	16,385,949
VAT Group AG (m)	2,813	2,460,965
Zurich Insurance Group AG	15,589	11,513,247

		141,721,150

United Arab Emirates (0.0%)
NMC Health plc (r)*	14,124	—

United Kingdom (10.9%)
3i Group plc	101,431	3,347,619
Admiral Group plc	27,128	1,281,466
Associated British Foods plc	29,441	776,004
AstraZeneca plc	157,559	29,475,894
Aviva plc	315,676	2,723,721
BAE Systems plc	305,265	7,468,039
Barclays plc	1,425,763	9,574,733
British American Tobacco plc	209,237	12,905,345
BT Group plc	597,191	1,506,007
Bunzl plc	33,781	1,178,640
Centrica plc	481,299	1,090,787
CK Hutchison Holdings Ltd.	279,185	2,372,947
Coca-Cola Europacific Partners plc	20,915	2,092,964

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Compass Group plc	177,174	$5,724,386
Diageo plc	231,999	4,663,133
GSK plc	422,698	11,091,152
Halma plc	38,569	2,014,981
HSBC Holdings plc	1,790,382	34,009,117
Imperial Brands plc	77,136	2,852,024
Informa plc	132,543	1,590,619
International Consolidated Airlines Group SA	120,127	762,161
Intertek Group plc	16,039	1,235,831
J Sainsbury plc	177,717	754,208
Kingfisher plc	176,091	662,304
Land Securities Group plc (REIT)	77,629	670,771
Legal & General Group plc	545,743	2,072,497
Lloyds Banking Group plc	6,102,047	9,003,975
London Stock Exchange Group plc	46,445	5,029,326
M&G plc	232,259	1,036,332
Marks & Spencer Group plc	215,213	1,062,538
Melrose Industries plc	130,073	820,223
National Grid plc	518,210	8,579,905
NatWest Group plc	831,554	7,329,299
Next plc	11,966	2,309,252
Pearson plc	49,223	781,550
Reckitt Benckiser Group plc	66,909	4,362,001
RELX plc	186,070	5,860,829
Rentokil Initial plc	263,204	1,490,125
Rolls-Royce Holdings plc	875,132	16,802,677
Sage Group plc (The)	96,232	1,042,170
Schroders plc	83,913	653,957
Segro plc (REIT)	126,951	1,475,158
Severn Trent plc	28,234	1,103,471
Smith & Nephew plc	80,081	1,151,136
Smiths Group plc	31,710	1,077,466
Spirax Group plc	7,692	697,930
SSE plc	126,304	4,082,049
Standard Chartered plc	185,465	5,026,985
Standard Life plc	73,407	811,516
Tesco plc	665,310	4,062,404
Unilever plc	227,663	13,665,006
United Utilities Group plc	77,404	1,343,019
Verisure plc*	24,240	270,534
Vodafone Group plc	1,922,820	2,540,632
Wise Group plc, Class A*	74,808	897,682

		248,266,497

United States (7.2%)
Aegon Ltd.	127,029	1,080,067
Alcon AG	52,067	3,520,690
AP Moller – Maersk A/S, Class A	254	586,135
AP Moller – Maersk A/S, Class B	348	825,738
BP plc	1,635,963	10,068,407
Buzzi SpA	8,028	411,026
Experian plc	93,877	3,156,864
Ferrovial NV	49,411	3,389,623
Haleon plc	928,114	4,282,608
Holcim AG	53,159	4,812,808
InterContinental Hotels Group plc	14,865	2,563,989
Novartis AG (Registered)	190,810	29,878,421
Octave Intelligence plc (SDR)*	21,503	346,839
QIAGEN NV (x)	21,472	832,019
Roche Holding AG	73,201	30,131,181
Roche Holding AG (OTC US Exchange)	3,057	1,283,785
Sanofi SA	113,673	9,713,645
Schneider Electric SE	57,127	18,742,435
Shell plc	585,122	22,664,290
Spotify Technology SA*	15,283	7,016,884
Stellantis NV*	211,335	1,202,684
Sunbelt Rentals Holdings, Inc. (x)	42,777	3,121,990
Swiss Re AG	31,130	4,952,848
Tenaris SA	33,508	927,277

		165,512,253

Total Common Stocks (98.4%) (Cost $1,463,255,501)		2,252,149,748

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)†
ACS Actividades de Construccion y Servicios SA, expiring 7/13/26* (Cost $39,309)	18,399	38,619

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.1%)
Allspring Government Money Market Fund, Select Shares 3.57% (7 day yield) (xx)	5,000,000	5,000,000
BlackRock Liquidity FedFund, Institutional Shares 3.54% (7 day yield) (xx)	5,000,000	5,000,000
Goldman Sachs Financial Square Funds – Government Fund 3.53% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	13,049,789	13,049,789
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	500,000	500,000

Total Investment Companies		24,549,789

Total Short-Term Investments (1.1%) (Cost $24,549,789)		24,549,789

Total Investments in Securities (99.5%) (Cost $1,487,844,599)		2,276,738,156
Other Assets Less Liabilities (0.5%)		11,792,373

Net Assets (100%)		$2,288,530,529

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the market value or fair value, as applicable, of these securities amounted to $22,960,516 or 1.0% of net assets.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $71,539,203. This was collateralized by $53,095,800 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/9/26 – 5/15/56 and by cash of $24,549,789 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	147	9/2026	USD	23,117,955	(179,353)

					(179,353)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$163,074,117	$133,847	$163,207,964
Austria	—	8,114,988	—	8,114,988
Belgium	—	19,950,930	—	19,950,930
Brazil	—	729,353	—	729,353
Chile	—	1,826,101	—	1,826,101
China	—	9,765,653	—	9,765,653
Czech Republic	—	228,172	—	228,172
Denmark	—	36,665,432	—	36,665,432
Finland	—	27,460,364	—	27,460,364
France	—	185,054,341	—	185,054,341
Germany	—	194,697,674	—	194,697,674
Guatemala	879,011	—	—	879,011
Hong Kong	479,761	34,642,108	—	35,121,869
Indonesia	—	1,038,893	—	1,038,893
Ireland	2,447,646	7,558,638	—	10,006,284
Israel	5,181,022	20,623,454	—	25,804,476
Italy	—	74,600,750	—	74,600,750
Ivory Coast	—	1,099,732	—	1,099,732
Japan	—	533,063,694	—	533,063,694

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Luxembourg	$—	$3,923,640	$—		$3,923,640
Macau	—	1,194,843	—		1,194,843
Mexico	—	699,519	—		699,519
Netherlands	5,811,169	131,871,533	—		137,682,702
New Zealand	—	4,839,022	—		4,839,022
Nigeria	—	347,097	—		347,097
Norway	—	12,198,248	—		12,198,248
Poland	—	458,675	—		458,675
Portugal	—	4,070,803	—		4,070,803
Russia	—	—	—	(a)	—	(a)
Singapore	4,690,361	36,850,555	—		41,540,916
South Africa	—	5,410,682	—		5,410,682
South Korea	—	716,176	—		716,176
Spain	—	85,850,649	—		85,850,649
Sweden	—	68,401,195	—		68,401,195
Switzerland	—	141,721,150	—		141,721,150
United Arab Emirates	—	—	—	(a)	—	(a)
United Kingdom	2,092,964	246,173,533	—		248,266,497
United States	7,016,884	158,495,369	—		165,512,253
Rights
Spain	—	38,619	—		38,619
Short-Term Investments
Investment Companies	24,549,789	—	—		24,549,789

Total Assets	$53,148,607	$2,223,455,702	$133,847		$2,276,738,156

Liabilities:
Futures	$(179,353)	$—	$—		$(179,353)

Total Liabilities	$(179,353)	$—	$—		$(179,353)

Total	$52,969,254	$2,223,455,702	$133,847		$2,276,558,803

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(179,353	)*

Total		$(179,353)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,303,466	$2,303,466

Total	$2,303,466	$2,303,466

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(398,189)	$(398,189)

Total	$(398,189)	$(398,189)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$20,760,000

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$859,980,660
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$861,547,750

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$860,209,486
Aggregate gross unrealized depreciation	(130,349,131)

Net unrealized appreciation	$729,860,355

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,546,698,448

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $1,487,844,599)	$2,276,738,156
Cash	19,202,131
Foreign cash (Cost $6,922,862)	6,878,201
Cash held as collateral at broker for futures	958,243
Dividends, interest and other receivables	10,702,065
Receivable for Portfolio shares sold	503,098
Due from broker for futures variation margin	79,392
Securities lending income receivable	21,475
Other assets	39,956

Total assets	2,315,122,717

LIABILITIES
Payable for return of collateral on securities loaned	24,549,789
Investment management fees payable	642,946
Payable for Portfolio shares repurchased	626,240
Distribution fees payable – Class IB	268,790
Administrative fees payable	166,721
Distribution fees payable – Class IA	163,648
Accrued expenses	174,054

Total liabilities	26,592,188

Commitments and contingent liabilities^
NET ASSETS	$2,288,530,529

Net assets were comprised of:
Paid in capital	$1,261,784,156
Total distributable earnings (loss)	1,026,746,373

Net assets	$2,288,530,529

Class IA
Net asset value, offering and redemption price per share, $801,416,270 / 52,959,230 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.13

Class IB
Net asset value, offering and redemption price per share, $1,328,872,584 / 89,567,135 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.84

Class K
Net asset value, offering and redemption price per share, $158,241,675 / 10,434,959 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.16

(x)	Includes value of securities on loan of $71,539,203.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,620,278 foreign withholding tax)	$36,276,701
Interest	351,736
Securities lending (net)	128,706

Total income	36,757,143

EXPENSES
Investment management fees	4,338,821
Distribution fees – Class IB	1,578,298
Administrative fees	985,636
Distribution fees – Class IA	977,112
Custodian fees	159,235
Professional fees	65,758
Printing and mailing expenses	57,698
Trustees’ fees	34,011
Miscellaneous	97,240

Gross expenses	8,293,809
Less: Waiver from investment manager	(593,350)

Net expenses	7,700,459

NET INVESTMENT INCOME (LOSS)	29,056,684

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	292,968,613
Futures contracts	2,303,466
Foreign currency transactions	(738,352)

Net realized gain (loss)	294,533,727

Change in unrealized appreciation (depreciation) on:
Investments in securities	(132,469,335)
Futures contracts	(398,189)
Foreign currency translations	(345,984)

Net change in unrealized appreciation (depreciation)	(133,213,508)

NET REALIZED AND UNREALIZED GAIN (LOSS)	161,320,219

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$190,376,903

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$29,056,684	$42,331,206
Net realized gain (loss)	294,533,727	16,882,534
Net change in unrealized appreciation (depreciation)	(133,213,508)	452,971,505

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	190,376,903	512,185,245

Distributions to shareholders:
Class IA	—	(25,240,935)
Class IB	—	(40,924,372)
Class K	—	(5,108,466)

Total distributions to shareholders	—	(71,273,773)

Tax return of capital:
Class IA	—	(47,528)
Class IB	—	(77,060)
Class K	—	(9,619)

Total tax return of capital	—	(134,207)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,495,342 and 3,241,781 shares, respectively ]	21,696,105	41,492,117
Capital shares issued in reinvestment of dividends [ 0 and 1,849,543 shares, respectively ]	—	25,288,463
Capital shares repurchased [ (3,334,356) and (7,443,679) shares, respectively ]	(48,452,826)	(93,096,127)

Total Class IA transactions	(26,756,721)	(26,315,547)

Class IB
Capital shares sold [ 6,939,174 and 12,400,896 shares, respectively ]	99,755,737	158,103,023
Capital shares issued in reinvestment of dividends [ 0 and 3,059,161 shares, respectively ]	—	41,001,432
Capital shares repurchased [ (6,746,481) and (13,074,534) shares, respectively ]	(96,429,831)	(162,580,731)

Total Class IB transactions	3,325,906	36,523,724

Class K
Capital shares sold [ 247,221 and 462,803 shares, respectively ]	3,619,236	5,851,723
Capital shares issued in reinvestment of dividends [ 0 and 374,052 shares, respectively ]	—	5,118,085
Capital shares repurchased [ (300,254) and (982,814) shares, respectively ]	(4,356,310)	(12,405,692)

Total Class K transactions	(737,074)	(1,435,884)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(24,167,889)	8,772,293

TOTAL INCREASE (DECREASE) IN NET ASSETS	166,209,014	449,549,558
NET ASSETS:
Beginning of period	2,122,321,515	1,672,771,957

End of period	$2,288,530,529	$2,122,321,515

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IA			2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.88		$10.92	$10.73	$9.27	$10.78	$10.04

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19		0.28	0.26	0.25	0.27	0.26	(aa)
Net realized and unrealized gain (loss)	1.06		3.16	0.27	1.51	(1.55)	0.83

Total from investment operations	1.25		3.44	0.53	1.76	(1.28)	1.09

Less distributions:
Dividends from net investment income	—		(0.48)	(0.34)	(0.30)	(0.23)	(0.35)
Tax return of capital	—		— #	—	—	—	—

Total dividends and distributions	—		(0.48)	(0.34)	(0.30)	(0.23)	(0.35)

Net asset value, end of period	$15.13		$13.88	$10.92	$10.73	$9.27	$10.78

Total return (b)(y)	9.01%		31.53%	4.82%	19.01%	(11.89)%	10.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$801,416		$760,520	$624,285	$644,526	$568,748	$669,881
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	0.72%		0.72%	0.72%	0.74%	0.77%	0.78%
Before waivers (a)(f)	0.77%		0.79%	0.79%	0.80%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	2.62%		2.22%	2.31%	2.42%	2.88%	2.37	%(bb)
Before waivers (a)(g)	2.57%		2.14%	2.24%	2.36%	2.86%	2.37	%(bb)
Portfolio turnover rate^	39	%(z)	8%	5%	8%	9%	10%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.61		$10.72	$10.53	$9.10	$10.59	$9.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19		0.28	0.26	0.24	0.26	0.25	(aa)
Net realized and unrealized gain (loss)	1.04		3.09	0.27	1.49	(1.52)	0.82

Total from investment operations	1.23		3.37	0.53	1.73	(1.26)	1.07

Less distributions:
Dividends from net investment income	—		(0.48)	(0.34)	(0.30)	(0.23)	(0.35)
Tax return of capital	—		— #	—	—	—	—

Total dividends and distributions	—		(0.48)	(0.34)	(0.30)	(0.23)	(0.35)

Net asset value, end of period	$14.84		$13.61	$10.72	$10.53	$9.10	$10.59

Total return (b)(y)	9.04%		31.46%	4.92%	19.04%	(11.92)%	10.91%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,328,873		$1,216,118	$932,262	$896,378	$782,335	$910,733
Ratio of expenses to average net assets:
After waivers (a)(f)(k)	0.72%		0.72%	0.72%	0.74%	0.77%	0.78%
Before waivers (a)(f)	0.77%		0.79%	0.79%	0.80%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	2.63%		2.20%	2.29%	2.41%	2.88%	2.38	%(bb)
Before waivers (a)(g)	2.58%		2.12%	2.22%	2.36%	2.86%	2.37	%(bb)
Portfolio turnover rate^	39	%(z)	8%	5%	8%	9%	10%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.89		$10.93	$10.73	$9.27	$10.78	$10.03

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21		0.32	0.29	0.27	0.29	0.28	(aa)
Net realized and unrealized gain (loss)	1.06		3.15	0.28	1.51	(1.54)	0.84

Total from investment operations	1.27		3.47	0.57	1.78	(1.25)	1.12

Less distributions:
Dividends from net investment income	—		(0.51)	(0.37)	(0.32)	(0.26)	(0.37)
Tax return of capital	—		— #	—	—	—	—

Total dividends and distributions	—		(0.51)	(0.37)	(0.32)	(0.26)	(0.37)

Net asset value, end of period	$15.16		$13.89	$10.93	$10.73	$9.27	$10.78

Total return (b)(y)	9.14%		31.79%	5.17%	19.28%	(11.68)%	11.29%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$158,242		$145,684	$116,225	$113,447	$106,947	$116,340
Ratio of expenses to average net assets:
After waivers (a)(f)(l)	0.47%		0.47%	0.47%	0.49%	0.52%	0.53%
Before waivers (a)(f)	0.52%		0.55%	0.54%	0.55%	0.54%	0.54%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	2.88%		2.47%	2.55%	2.68%	3.12%	2.62	%(bb)
Before waivers (a)(g)	2.83%		2.39%	2.47%	2.62%	3.10%	2.61	%(bb)
Portfolio turnover rate ^	39	%(z)	8%	5%	8%	9%	10%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 0.72%, 0.74%, 0.78% and 0.79% for Class IA for the period ended June 30, 2026 and years ended December 31, 2023, 2022, and 2021, respectively.

(k)

Including direct and indirect expenses, the net expense ratio after waivers would be 0.72%, 0.74%, 0.78% and 0.79% for Class IB for the period ended June 30, 2026 and years ended December 31, 2023, 2022, and 2021, respectively.

(l)

Including direct and indirect expenses, the net expense ratio after waivers would be 0.47%, 0.49%, 0.53% and 0.54% for Class K for the period ended June 30, 2026 and years ended December 31, 2023, 2022, and 2021, respectively.

(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.20, $0.20 and $0.23 for Class IA, Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.49% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.3%)
ANZ Group Holdings Ltd.	99,173	$2,430,192
APA Group	39,637	278,496
Aristocrat Leisure Ltd.	18,369	782,573
ASX Ltd.	9,219	340,466
BHP Group Ltd.	160,888	6,715,268
Brambles Ltd.	44,087	595,216
CAR Group Ltd.	13,102	234,464
Cochlear Ltd.	2,340	197,706
Coles Group Ltd.	42,281	713,798
Commonwealth Bank of Australia	53,309	6,092,863
Computershare Ltd.	20,012	531,213
Corporate Travel Management Ltd. (r)*	4,838	45,754
CSL Ltd.	15,536	1,237,375
Evolution Mining Ltd.	62,968	514,190
Fortescue Ltd.	54,543	726,548
Glencore plc	918,341	6,263,714
Goodman Group (REIT)	63,975	1,386,872
Insurance Australia Group Ltd.	77,133	432,451
Lottery Corp. Ltd. (The)	61,847	246,726
Lynas Rare Earths Ltd.*	28,756	360,321
Macquarie Group Ltd.	13,161	2,290,431
Medibank Pvt. Ltd.	87,635	301,446
National Australia Bank Ltd.	98,785	2,598,284
Northern Star Resources Ltd.	42,990	566,210
Origin Energy Ltd.	56,294	427,936
PLS Group Ltd.*	71,874	251,614
Pro Medicus Ltd.	1,915	271,119
Qantas Airways Ltd.	25,248	186,961
QBE Insurance Group Ltd.	48,865	852,863
REA Group Ltd.	1,836	177,400
Rio Tinto Ltd.	10,178	1,211,942
Rio Tinto plc	37,235	3,521,785
Santos Ltd.	101,881	505,815
Scentre Group (REIT)	149,902	401,499
SGH Ltd.	6,883	223,327
Sigma Healthcare Ltd. (x)	169,826	323,613
Sonic Healthcare Ltd.	12,800	183,797
South32 Ltd.	142,246	382,527
Stockland (REIT)	63,266	179,255
Suncorp Group Ltd.	38,646	515,729
Telstra Group Ltd.	126,526	444,975
Transurban Group	96,957	967,860
Vicinity Ltd. (REIT)	80,072	142,602
Virgin Australia International Holdings Pty. Ltd. (r)*	96,120	—
Washington H Soul Pattinson & Co. Ltd.	12,223	391,254
Wesfarmers Ltd.	36,543	2,293,480
Westpac Banking Corp.	111,402	2,723,651
WiseTech Global Ltd.	6,799	157,435
Woodside Energy Group Ltd.	59,935	1,160,359
Woolworths Group Ltd.	38,328	1,061,894

		54,843,269

Austria (0.3%)
BAWAG Group AG (m)	3,042	609,922
Erste Group Bank AG	10,421	1,396,135
OMV AG	4,156	260,728
Raiffeisen Bank International AG	4,713	301,011
Verbund AG	2,335	148,318

		2,716,114

Belgium (0.6%)
Ageas SA/NV	5,206	416,494
Anheuser-Busch InBev SA/NV	29,626	2,442,569
D’ieteren Group (x)	745	145,149
Elia Group SA/NV, Class B	1,528	243,034
Financiere de Tubize SA	568	149,977
Groupe Bruxelles Lambert NV	2,579	235,001
KBC Group NV	7,811	1,065,423
Lotus Bakeries NV	12	159,387
Sofina SA (x)	552	140,467
Syensqo SA	2,009	148,356
UCB SA	4,037	1,208,808

		6,354,665

Brazil (0.0%)†
Yara International ASA	4,822	212,017

Chile (0.1%)
Antofagasta plc	12,801	650,180

China (1.4%)
Alibaba Group Holding Ltd.	352,000	4,205,316
BOC Hong Kong Holdings Ltd.	169,500	919,302
Prosus NV	190,177	8,265,964
SITC International Holdings Co. Ltd.	53,000	212,831
Wilmar International Ltd.	129,300	362,101
Yangzijiang Shipbuilding Holdings Ltd.	90,300	239,759

		14,205,273

Czech Republic (0.0%)†
CSG NV (x)*	4,804	70,135

Denmark (1.8%)
Carlsberg A/S, Class B	2,938	385,522
Coloplast A/S, Class B	4,003	228,288
Danske Bank A/S	20,215	1,084,577
Demant A/S (x)*	3,154	129,126
DSV A/S	35,572	8,444,301
Genmab A/S*	1,775	486,238
Novo Nordisk A/S, Class B	101,823	4,884,937
Novonesis Novozymes B	11,142	704,105
Orsted A/S (m)*	16,780	377,274
Pandora A/S	2,133	245,993
ROCKWOOL A/S, Class B	3,173	101,985
Tryg A/S	7,484	170,406
Vestas Wind Systems A/S	31,873	900,533

		18,143,285

Finland (0.8%)
Elisa OYJ	4,733	198,715
Fortum OYJ	14,223	328,588
Kesko OYJ, Class B	6,832	152,746
Kone OYJ, Class B	10,849	617,401
Metso OYJ	21,135	367,420
Neste OYJ	12,157	395,192
Nokia OYJ	164,670	2,179,901
Nordea Bank Abp	102,396	1,944,717
Orion OYJ, Class B	3,489	287,055
Sampo OYJ, Class A	75,573	794,334
Stora Enso OYJ, Class R	16,239	173,276

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
UPM-Kymmene OYJ	16,531	$438,515
Wartsila OYJ Abp	16,266	620,963

		8,498,823

France (11.7%)
Abivax SA (x)*	259	34,390
Accor SA	140,160	8,148,655
Aeroports de Paris SA	1,013	132,033
Air Liquide SA	20,110	3,982,465
Airbus SE	47,169	10,498,736
Alstom SA (x)*	11,768	204,759
Amundi SA (m)	2,681	257,299
AXA SA	53,493	2,680,895
Ayvens SA (m)	8,006	105,551
BioMerieux	1,469	115,358
BNP Paribas SA	119,519	13,969,031
Bollore SE (x)	16,057	74,458
Bouygues SA	5,827	325,114
Bureau Veritas SA	55,329	1,694,899
Capgemini SE	38,360	3,858,032
Carrefour SA	17,462	324,371
Cie de Saint-Gobain SA	14,245	1,289,672
Cie Generale des Etablissements Michelin SCA	21,042	812,763
Covivio SA (REIT)	526	32,230
Credit Agricole SA	39,575	796,087
Danone SA	89,174	7,313,449
Dassault Aviation SA	588	193,026
Dassault Systemes SE	270,954	5,518,664
Edenred SE	116,656	3,000,376
Eiffage SA	2,145	316,687
Engie SA	56,771	1,790,076
EssilorLuxottica SA	9,517	1,785,509
Getlink SE	7,494	159,368
Hermes International SCA	993	1,817,037
Ipsen SA	1,209	233,232
Kering SA	16,664	4,738,285
Klepierre SA (REIT)	3,172	132,615
Legrand SA	8,408	1,419,201
L’Oreal SA	7,626	3,345,747
LVMH Moet Hennessy Louis Vuitton SE	21,004	11,631,359
Orange SA	55,562	1,048,021
Pernod Ricard SA	70,221	5,127,532
Publicis Groupe SA	54,943	5,430,451
Renault SA	5,904	169,372
Rexel SA	6,577	287,406
Safran SA	11,147	4,407,103
Sartorius Stedim Biotech	987	204,978
Societe Generale SA	21,821	1,932,195
Sodexo SA (x)	2,836	164,162
Thales SA	2,850	732,236
TotalEnergies SE	63,391	4,924,263
Unibail-Rodamco-Westfield (REIT)	3,052	356,981
Veolia Environnement SA	20,103	837,297
Vinci SA	15,836	2,316,103

		120,669,529

Germany (12.2%)
adidas AG	50,132	10,278,595
Allianz SE (Registered)	21,593	10,218,734
BASF SE	26,686	1,426,499
Bayer AG (Registered)	139,911	7,734,848
Bayerische Motoren Werke AG	91,634	5,996,511
Bayerische Motoren Werke AG (Preference) (q)	329	21,601
Beiersdorf AG (x)	2,970	255,659
Brenntag SE (x)	92,259	5,606,291
Commerzbank AG (x)	21,063	896,240
Continental AG	62,005	5,113,484
CTS Eventim AG & Co. KGaA	2,002	116,803
Daimler Truck Holding AG	129,280	6,234,678
Deutsche Bank AG (Registered)	62,634	2,120,727
Deutsche Boerse AG	6,501	1,773,910
Deutsche Lufthansa AG (Registered)	15,756	180,279
Deutsche Post AG	27,340	1,658,985
Deutsche Telekom AG (Registered)	119,390	3,253,872
Dr Ing hc F Porsche AG (Preference) (m)(q)	3,599	178,982
E.ON SE	72,310	1,491,908
Evonik Industries AG	6,802	123,425
Fresenius Medical Care AG	5,050	228,480
Fresenius SE & Co. KGaA	79,689	3,639,098
GEA Group AG	5,437	372,960
Hannover Rueck SE	1,743	482,813
Heidelberg Materials AG	4,334	826,736
Henkel AG & Co. KGaA	1,202	95,050
Henkel AG & Co. KGaA (Preference) (q)	6,446	541,710
Hensoldt AG (x)	2,128	164,786
HOCHTIEF AG	497	287,979
Infineon Technologies AG	44,499	4,154,273
Knorr-Bremse AG	2,393	277,858
Mercedes-Benz Group AG	20,169	1,012,342
Merck KGaA	3,651	612,721
MTU Aero Engines AG	1,644	683,767
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	4,044	2,257,522
Nemetschek SE	1,655	100,099
Porsche Automobil Holding SE (Preference) (q)	4,641	142,988
Rational AG	223	163,232
Rheinmetall AG	1,451	1,642,415
RWE AG	20,785	1,346,625
SAP SE	69,782	10,686,604
Sartorius AG (Preference) (q)	872	228,818
Scout24 SE (m)	2,647	218,860
Siemens AG (Registered)	24,031	7,721,889
Siemens Energy AG	24,488	4,641,142
Siemens Healthineers AG (m)	134,366	5,250,851
Symrise AG, Class A	83,318	8,361,501
Talanx AG	2,019	255,183
thyssenkrupp AG	288,100	3,426,246
Volkswagen AG (Preference) (q)	5,828	466,903
Vonovia SE	21,430	528,769
Zalando SE (m)*	6,342	183,745

		125,685,996

Guatemala (0.0%)†
Millicom International Cellular SA	580	52,641

Hong Kong (1.5%)
AIA Group Ltd.	342,000	3,136,806

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
CK Asset Holdings Ltd.	79,500	$449,978
CK Infrastructure Holdings Ltd.	30,000	228,950
CLP Holdings Ltd.	67,500	630,913
Futu Holdings Ltd. (ADR)	2,056	192,729
Henderson Land Development Co. Ltd. (x)	58,000	184,056
HKT Trust & HKT Ltd.	180,000	267,698
Hong Kong & China Gas Co. Ltd.	513,000	426,458
Hong Kong Exchanges & Clearing Ltd.	11,000	511,252
Hongkong Land Holdings Ltd.	39,200	280,499
Link REIT (REIT)	100,800	470,242
MTR Corp. Ltd. (x)	71,000	277,033
Power Assets Holdings Ltd.	55,500	404,979
Prudential plc	417,565	5,560,568
Sino Land Co. Ltd.	196,000	257,885
Sun Hung Kai Properties Ltd.	51,000	734,982
Swire Pacific Ltd., Class A	18,500	193,390
Techtronic Industries Co. Ltd.	49,500	826,384
WH Group Ltd. (m)	315,000	333,938
Wharf Real Estate Investment Co. Ltd.	62,000	169,851

		15,538,591

India (0.4%)
Axis Bank Ltd.	287,700	4,117,482

Indonesia (0.2%)
Bank Mandiri Persero Tbk. PT	5,953,000	1,285,801
Jardine Matheson Holdings Ltd.	5,700	352,293

		1,638,094

Ireland (0.3%)
AerCap Holdings NV	5,645	822,928
AIB Group plc	65,465	769,311
Bank of Ireland Group plc	42,479	846,712
Kerry Group plc, Class A	5,492	504,367
Kingspan Group plc	5,202	475,815

		3,419,133

Israel (0.7%)
Azrieli Group Ltd.	2,035	276,943
Bank Leumi Le-Israel BM	46,860	1,048,303
Check Point Software Technologies Ltd.*	2,705	355,518
Elbit Systems Ltd.	983	747,630
Enlight Renewable Energy Ltd.*	2,129	188,531
Harel Insurance Investments & Financial Services Ltd.	866	45,661
ICL Group Ltd.	37,953	190,398
Israel Discount Bank Ltd., Class A	38,675	383,562
Mizrahi Tefahot Bank Ltd.	8,789	581,089
Nova Ltd.*	1,048	557,107
OPC Energy Ltd.*	775	24,127
Phoenix Financial Ltd.	9,330	516,974
Teva Pharmaceutical Industries Ltd. (ADR)*	37,601	1,273,922
Tower Semiconductor Ltd.*	3,662	942,748

		7,132,513

Italy (2.9%)
Banca Mediolanum SpA	9,762	243,112
Banca Monte dei Paschi di Siena SpA	64,494	800,824
Banco BPM SpA	38,964	672,976
BPER Banca SpA	53,533	840,268
Coca-Cola HBC AG	7,003	457,120
Davide Campari-Milano NV (x)	18,328	114,100
Enel SpA	253,512	2,912,736
Eni SpA	63,986	1,496,673
Ferrari NV	4,034	1,495,014
FinecoBank Banca Fineco SpA	22,140	555,445
Generali (x)	26,676	1,298,986
Intesa Sanpaolo SpA	1,083,227	7,420,103
Italgas SpA	17,137	198,474
Leonardo SpA	12,297	659,432
Moncler SpA	7,363	427,212
Poste Italiane SpA (x)	14,258	466,376
Prysmian SpA	8,862	1,488,681
Recordati Industria Chimica e Farmaceutica SpA	3,441	201,722
Ryanair Holdings plc	23,917	748,786
Ryanair Holdings plc (ADR)	26,700	1,728,825
Snam SpA	62,533	450,088
Telecom Italia SpA*	46,492	423,741
Terna - Rete Elettrica Nazionale	42,551	497,857
UniCredit SpA	44,956	4,022,091
Unipol Assicurazioni SpA (x)	10,848	302,766

		29,923,408

Ivory Coast (0.0%)†
Endeavour Mining plc	6,059	299,783

Japan (17.6%)
Advantest Corp. (x)	24,200	4,919,271
Aeon Co. Ltd.	70,359	580,674
AGC, Inc. (x)	6,100	263,796
Aisin Corp.	16,144	218,142
Ajinomoto Co., Inc.	28,700	1,044,018
ANA Holdings, Inc.	3,500	64,105
Asahi Group Holdings Ltd. (x)	537,600	5,114,721
Asahi Kasei Corp.	38,000	419,154
Asics Corp.	21,900	595,565
Astellas Pharma, Inc.	57,000	766,297
Bandai Namco Holdings, Inc.	18,900	441,679
Bridgestone Corp. (x)	39,900	840,096
Canon, Inc. (x)	25,000	638,850
Capcom Co. Ltd.	11,700	217,145
Central Japan Railway Co.	22,200	476,441
Chiba Bank Ltd. (The) (x)	22,400	340,666
Chubu Electric Power Co., Inc.	20,600	387,378
Chugai Pharmaceutical Co. Ltd.	21,500	995,433
Dai Nippon Printing Co. Ltd.	12,500	228,900
Daifuku Co. Ltd. (x)	10,500	467,111
Daiichi Life Group, Inc.	111,400	1,220,995
Daiichi Sankyo Co. Ltd.	57,200	917,940
Daikin Industries Ltd.	8,400	1,275,954
Daito Trust Construction Co. Ltd.	9,600	183,108
Daiwa House Industry Co. Ltd.	13,800	373,590
Daiwa Securities Group, Inc. (x)	50,600	497,537
Denso Corp.	51,400	593,713
Disco Corp.	2,800	1,423,056
East Japan Railway Co.	29,800	624,611
Ebara Corp. (x)	14,600	572,578

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Eisai Co. Ltd.	7,900	$199,649
ENEOS Holdings, Inc.	84,050	618,733
FANUC Corp.	29,700	1,358,035
Fast Retailing Co. Ltd.	6,100	3,119,705
Fuji Electric Co. Ltd.	4,500	380,793
FUJIFILM Holdings Corp.	35,210	757,311
Fujikura Ltd.	47,700	1,851,641
Fujitsu Ltd.	256,200	5,112,790
Furukawa Electric Co. Ltd.	19,000	565,048
Hankyu Hanshin Holdings, Inc.	7,200	189,352
Hikari Tsushin, Inc.	500	109,408
Hitachi Ltd.	142,940	3,972,238
Honda Motor Co. Ltd.	112,100	1,015,539
Hoya Corp.	10,900	1,757,826
Hulic Co. Ltd. (x)	8,100	84,489
Ibiden Co. Ltd.	7,600	1,141,043
Idemitsu Kosan Co. Ltd.	23,210	170,476
IHI Corp. (x)	32,500	549,141
Inpex Corp. (x)	26,900	542,026
Isuzu Motors Ltd.	15,000	198,349
ITOCHU Corp.	182,900	2,103,093
Japan Exchange Group, Inc.	34,500	434,805
Japan Post Bank Co. Ltd.	59,200	1,127,713
Japan Post Holdings Co. Ltd.	57,200	766,843
Japan Post Insurance Co. Ltd.	16,500	155,581
Japan Tobacco, Inc. (x)	36,600	1,344,960
JFE Holdings, Inc.	15,444	148,761
JX Advanced Metals Corp. (x)	17,500	484,080
Kajima Corp.	13,100	478,326
Kansai Electric Power Co., Inc. (The) (x)	28,700	403,360
Kao Corp. (x)	29,000	574,899
Kawasaki Heavy Industries Ltd. (x)	23,800	433,452
Kawasaki Kisen Kaisha Ltd.	7,291	111,791
KDDI Corp.	93,000	1,568,809
Keyence Corp.	6,160	3,103,573
Kikkoman Corp. (x)	19,900	204,097
Kioxia Holdings Corp.*	9,900	5,620,646
Kirin Holdings Co. Ltd. (x)	24,100	412,957
Komatsu Ltd.	28,890	1,130,772
Konami Group Corp.	3,200	349,736
Kubota Corp. (x)	30,300	507,276
Kyocera Corp.	40,700	902,361
Kyowa Kirin Co. Ltd. (x)	6,800	108,619
Lasertec Corp. (x)	2,500	777,853
LY Corp.	77,200	206,507
Makita Corp.	7,300	261,352
Marubeni Corp. (x)	44,400	1,292,919
Minebea Mitsumi, Inc.	10,337	306,748
Mitsubishi Chemical Group Corp.	33,420	232,199
Mitsubishi Corp.	102,930	2,768,725
Mitsubishi Electric Corp.	60,300	2,211,271
Mitsubishi Estate Co. Ltd.	32,900	837,369
Mitsubishi HC Capital, Inc. (x)	37,520	303,590
Mitsubishi Heavy Industries Ltd.	101,300	2,306,545
Mitsubishi UFJ Financial Group, Inc.	345,700	6,858,029
Mitsui & Co. Ltd.	76,900	2,141,763
Mitsui Fudosan Co. Ltd.	80,800	744,403
Mitsui Kinzoku Co. Ltd.	1,400	374,877
Mitsui OSK Lines Ltd. (x)	8,800	281,715
Mizuho Financial Group, Inc.	82,737	3,972,950
MS&AD Insurance Group Holdings, Inc.	39,600	1,034,237
Murata Manufacturing Co. Ltd.	52,885	3,811,503
NEC Corp.	39,500	958,924
Nexon Co. Ltd. (x)	12,100	160,954
Nidec Corp.*	26,500	435,311
Nintendo Co. Ltd.	35,200	1,478,208
Nippon Building Fund, Inc. (REIT) (x)	132	102,107
Nippon Paint Holdings Co. Ltd. (x)	27,900	181,594
Nippon Sanso Holdings Corp.	4,800	177,100
Nippon Steel Corp. (x)	127,975	423,883
Nippon Yusen KK (x)	12,500	401,998
Nissan Motor Co. Ltd. (x)*	70,220	130,353
Nitori Holdings Co. Ltd. (x)	12,200	181,329
Nitto Denko Corp.	21,900	431,407
Nomura Holdings, Inc.	106,200	926,701
Nomura Research Institute Ltd.	10,809	306,247
NTT, Inc.	942,600	840,683
Obayashi Corp.	19,900	402,821
Obic Co. Ltd.	11,100	260,258
Olympus Corp.	35,400	372,104
Oriental Land Co. Ltd. (x)	35,900	549,561
ORIX Corp.	35,800	1,356,816
Osaka Gas Co. Ltd.	10,100	339,742
Otsuka Corp. (x)	6,800	116,424
Otsuka Holdings Co. Ltd. (x)	13,800	914,063
Pan Pacific International Holdings Corp.	69,200	353,195
Panasonic Holdings Corp.	72,985	2,049,253
Rakuten Group, Inc.*	45,300	211,352
Recruit Holdings Co. Ltd.	43,300	3,014,089
Renesas Electronics Corp.	55,900	1,688,623
Resona Holdings, Inc.	67,800	884,309
Resonac Holdings Corp.	4,000	446,030
Ryohin Keikaku Co. Ltd.	16,600	362,659
Sanrio Co. Ltd. (x)	26,900	181,814
SBI Holdings, Inc.	21,920	356,526
SCREEN Holdings Co. Ltd.	5,200	581,284
Secom Co. Ltd.	14,700	584,157
Seibu Holdings, Inc. (x)	6,900	134,799
Sekisui House Ltd.	12,300	255,923
Seven & i Holdings Co. Ltd.	61,408	740,251
Shimano, Inc. (x)	2,600	277,686
Shimizu Corp.	15,300	242,627
Shin-Etsu Chemical Co. Ltd.	53,300	2,324,283
Shionogi & Co. Ltd.	25,200	431,170
Shiseido Co. Ltd. (x)	13,000	210,226
SMC Corp.	11,900	5,295,108
SoftBank Corp.	916,900	1,173,559
SoftBank Group Corp.	118,248	4,436,385
Sompo Holdings, Inc.	27,850	1,062,356
Sony Group Corp.	187,100	3,751,848
Subaru Corp. (x)	17,000	250,507
Sumitomo Corp.	134,720	1,294,314
Sumitomo Electric Industries Ltd.	90,400	1,668,657
Sumitomo Metal Mining Co. Ltd.	7,800	364,513
Sumitomo Mitsui Financial Group, Inc.	116,850	4,568,431
Sumitomo Mitsui Trust Group, Inc.	24,382	910,203
Sumitomo Realty & Development Co. Ltd.	17,900	411,822

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Suntory Beverage & Food Ltd. (x)	3,800	$105,135
Suzuki Motor Corp.	51,300	617,505
T&D Holdings, Inc.	15,000	444,344
Taisei Corp.	4,000	354,507
Takeda Pharmaceutical Co. Ltd.	49,900	1,575,410
TDK Corp.	61,500	1,373,673
Terumo Corp.	43,100	593,071
Toho Co. Ltd. (x)	16,600	132,696
Tokio Marine Holdings, Inc.	57,300	2,537,281
Tokyo Electron Ltd.	14,200	6,867,028
Tokyo Gas Co. Ltd.	9,700	364,741
TOPPAN Holdings, Inc.	6,800	215,665
Toray Industries, Inc.	41,800	290,159
Toyota Motor Corp.	299,240	5,018,332
Toyota Tsusho Corp.	21,400	798,389
Unicharm Corp. (x)	546,100	3,177,248
Yamaha Motor Co. Ltd. (x)	28,600	216,524
Yokogawa Electric Corp.	7,700	270,495
Yokohama Financial Group, Inc.	39,746	424,601
Zensho Holdings Co. Ltd. (x)	2,600	128,988

		181,069,520

Luxembourg (0.1%)
ArcelorMittal SA	13,489	811,094
CVC Capital Partners plc (m)(x)	5,955	86,534
Eurofins Scientific SE	3,856	302,291

		1,199,919

Macau (0.1%)
Galaxy Entertainment Group Ltd.	87,000	327,611
Sands China Ltd.	90,400	151,075

		478,686

Mexico (0.4%)
Fomento Economico Mexicano SAB de CV (ADR)	28,917	3,698,484
Fresnillo plc	7,418	270,333

		3,968,817

Netherlands (5.7%)
ABN AMRO Bank NV (CVA) (m)	18,788	799,070
Adyen NV (m)*	798	745,251
Akzo Nobel NV (x)	73,462	4,982,431
Argenx SE*	2,018	1,871,932
ASM International NV	1,483	1,697,596
ASML Holding NV	12,304	24,401,808
ASML Holding NV (Registered) (ADR)	1,765	3,511,362
ASR Nederland NV	65,428	4,938,571
BE Semiconductor Industries NV	2,282	749,326
Euronext NV (m)	2,861	457,713
EXOR NV	2,078	159,203
Heineken Holding NV	3,680	280,743
Heineken NV	8,723	733,700
IMCD NV	44,961	4,060,221
ING Groep NV	93,079	2,944,774
Koninklijke Ahold Delhaize NV	27,912	1,123,327
Koninklijke KPN NV	117,535	583,077
Koninklijke Philips NV	23,187	630,035
Magnum Ice Cream Co. NV (The)*	16,198	282,043
Nebius Group NV, Class A (x)*	6,505	1,796,486
NN Group NV	7,914	693,434
Universal Music Group NV	34,722	727,341
Wolters Kluwer NV	7,776	502,572

		58,672,016

New Zealand (0.2%)
Auckland International Airport Ltd.	55,627	264,024
Contact Energy Ltd.	32,348	171,412
Fisher & Paykel Healthcare Corp. Ltd.	7,356	162,978
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand Stock Exchange)	13,128	290,372
Infratil Ltd.	34,830	305,609
Meridian Energy Ltd.	30,495	100,905
Xero Ltd.*	6,047	303,954

		1,599,254

Nigeria (0.0%)†
Airtel Africa plc (m)	27,180	118,167

Norway (0.4%)
Aker BP ASA	9,125	277,578
DNB Bank ASA	31,259	929,794
Equinor ASA	24,313	763,990
Gjensidige Forsikring ASA	6,578	178,096
Kongsberg Gruppen ASA	13,662	411,914
Mowi ASA	15,014	277,688
Norsk Hydro ASA	42,454	382,696
Orkla ASA	20,240	213,210
Salmar ASA	1,865	87,366
Telenor ASA	17,589	252,781

		3,775,113

Poland (0.0%)†
InPost SA*	7,074	124,560

Portugal (0.1%)
Banco Comercial Portugues SA, Class R	259,561	307,258
EDP SA	96,224	503,758
Galp Energia SGPS SA	13,417	285,652
Jeronimo Martins SGPS SA	9,762	186,988

		1,283,656

Singapore (1.4%)
CapitaLand Ascendas REIT (REIT)	288,100	555,771
CapitaLand Integrated Commercial Trust (REIT)	360,600	662,796
CapitaLand Investment Ltd.	220,800	426,285
DBS Group Holdings Ltd.	66,200	3,344,875
Grab Holdings Ltd., Class A*	99,475	375,021
Keppel Ltd.	63,800	543,507
Oversea-Chinese Banking Corp. Ltd.	107,000	2,058,334
Sea Ltd. (ADR)*	12,130	1,162,418
Sembcorp Industries Ltd.	48,100	236,906
Singapore Airlines Ltd.	105,300	627,770
Singapore Technologies Engineering Ltd.	72,800	587,396
Singapore Telecommunications Ltd.	299,700	1,026,975
STMicroelectronics NV (x)	21,383	1,596,678
United Overseas Bank Ltd.	39,500	1,217,846

		14,422,578

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
South Africa (0.2%)
Anglo American plc	35,373	$1,732,478

South Korea (1.4%)
Coupang, Inc., Class A*	265,700	4,615,209
Delivery Hero SE (m)(x)*	5,435	223,599
KB Financial Group, Inc.	43,720	4,495,880
Samsung Electronics Co. Ltd. (Preference) (q)	36,587	5,122,908

		14,457,596

Spain (2.6%)
Acciona SA (x)	664	210,441
ACS Actividades de Construccion y Servicios SA	5,492	810,988
Aena SME SA (m)	24,076	733,905
Amadeus IT Group SA	13,774	791,053
Banco Bilbao Vizcaya Argentaria SA	182,723	4,583,797
Banco de Sabadell SA	173,115	614,936
Banco Santander SA	474,368	6,562,469
Bankinter SA	22,335	374,738
CaixaBank SA	129,237	1,834,345
Cellnex Telecom SA (m)	14,844	444,511
EDP Renewables SA	10,537	170,659
Endesa SA (x)	9,738	443,779
Iberdrola SA	203,003	5,066,610
Indra Sistemas SA (x)	2,220	122,018
Industria de Diseno Textil SA	34,591	2,180,072
Mapfre SA	28,827	142,677
Naturgy Energy Group SA	13,229	415,112
Repsol SA	35,556	885,163
Telefonica SA (x)	108,504	436,102

		26,823,375

Sweden (2.7%)
AddTech AB, Class B	8,038	283,326
Alfa Laval AB	9,230	549,538
Assa Abloy AB, Class B	30,632	1,082,055
Atlas Copco AB, Class A	76,816	1,559,273
Atlas Copco AB, Class B	57,587	1,020,608
Beijer Ref AB, Class B	13,988	204,960
Boliden AB	8,961	505,959
Epiroc AB, Class A	22,002	603,608
Epiroc AB, Class B	10,817	251,080
EQT AB	17,131	484,676
Essity AB, Class B	17,972	508,499
Evolution AB (m)*	3,857	265,800
Fastighets AB Balder, Class B*	10,400	55,488
H & M Hennes & Mauritz AB, Class B	12,755	219,442
Hexagon AB, Class B	875,601	7,243,088
Industrivarden AB, Class A	775	43,457
Industrivarden AB, Class C	7,797	428,046
Indutrade AB	8,499	175,817
Investment AB Latour, Class B	3,631	72,160
Investor AB, Class B	58,556	2,432,438
L E Lundbergforetagen AB, Class B	2,923	168,508
Lifco AB, Class B	4,987	163,411
Nibe Industrier AB, Class B	48,783	181,343
Saab AB, Class B	9,953	516,327
Sagax AB, Class B	3,283	52,235
Sandvik AB	33,304	1,374,771
Securitas AB, Class B	15,061	247,343
Skandinaviska Enskilda Banken AB, Class A	52,378	1,042,448
Skanska AB, Class B	8,744	234,022
SKF AB, Class B	9,737	250,024
Svenska Cellulosa AB SCA, Class B	21,888	223,832
Svenska Handelsbanken AB, Class A	45,363	667,499
Swedbank AB, Class A	27,290	1,019,213
Swedish Orphan Biovitrum AB*	6,313	300,927
Tele2 AB, Class B	16,783	291,937
Telefonaktiebolaget LM Ericsson, Class B	87,195	973,284
Telia Co. AB	60,403	294,116
Trelleborg AB, Class B	5,736	238,903
Volvo AB, Class B	48,212	1,639,069

		27,868,530

Switzerland (4.8%)
ABB Ltd. (Registered)	49,712	5,393,807
Avolta AG	2,063	138,232
Banque Cantonale Vaudoise (Registered) (x)	1,401	205,279
Barry Callebaut AG (Registered)	105	145,559
Belimo Holding AG (Registered)	331	373,206
BKW AG	613	103,208
Chocoladefabriken Lindt & Spruengli AG	43	500,302
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	237,654
Cie Financiere Richemont SA (Registered)	39,420	9,147,227
DSM-Firmenich AG (x)	4,884	463,325
EMS-Chemie Holding AG (Registered) (x)	258	221,394
Galderma Group AG	5,762	1,310,295
Geberit AG (Registered)	1,102	735,369
Givaudan SA (Registered)	292	1,237,373
Helvetia Baloise Holding AG	2,691	694,873
Julius Baer Group Ltd.	7,930	685,449
Kuehne + Nagel International AG (Registered)	1,252	303,775
Logitech International SA (Registered)	4,881	457,767
Lonza Group AG (Registered)	2,257	1,523,174
Nestle SA (Registered)	81,432	8,362,584
Partners Group Holding AG (x)	808	661,591
Sandoz Group AG	13,055	1,179,746
Schindler Holding AG	1,678	556,227
Schindler Holding AG (Registered)	307	97,631
SGS SA (Registered)	5,400	625,818
Sika AG (Registered)	4,833	995,808
Sonova Holding AG (Registered)	1,592	378,103
Straumann Holding AG (Registered)	3,653	480,434
Swatch Group AG (The)	939	229,709
Swiss Life Holding AG (Registered)	920	1,012,136
Swiss Prime Site AG (Registered)	1,805	294,578
Swisscom AG (Registered)	765	590,385
UBS Group AG (Registered)	105,129	5,207,949
VAT Group AG (m)	858	750,625
Zurich Insurance Group AG	4,806	3,549,468

		48,850,060

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
United Kingdom (11.2%)
3i Group plc	31,741	$1,047,577
Admiral Group plc	7,462	352,488
Associated British Foods plc	9,183	242,045
AstraZeneca plc (London Stock Exchange)	49,044	9,175,076
AstraZeneca plc (New York Stock Exchange)	21,250	4,029,425
Aviva plc	96,672	834,107
BAE Systems plc	93,416	2,285,340
Barclays plc	437,605	2,938,743
British American Tobacco plc	68,684	4,236,300
BT Group plc	176,683	445,562
Bunzl plc	190,803	6,657,236
Centrica plc	137,472	311,558
CK Hutchison Holdings Ltd.	90,000	764,959
Coca-Cola Europacific Partners plc	4,682	468,528
Coca-Cola Europacific Partners plc (London Stock Exchange)	1,416	142,269
Compass Group plc	319,875	10,334,969
Diageo plc	217,155	4,364,772
GSK plc	128,444	3,370,236
Halma plc	12,062	630,162
HSBC Holdings plc	543,005	10,314,626
Imperial Brands plc	23,683	875,655
Informa plc	42,547	510,597
International Consolidated Airlines Group SA	16,145	102,434
International Consolidated Airlines Group SA (London Stock Exchange)	23,506	149,152
Intertek Group plc	4,915	378,709
J Sainsbury plc	49,361	209,482
Kingfisher plc	46,485	174,837
Land Securities Group plc (REIT)	11,503	99,394
Legal & General Group plc	190,709	724,231
Lloyds Banking Group plc	1,861,706	2,747,071
London Stock Exchange Group plc	50,547	5,473,514
M&G plc	65,788	293,544
Marks & Spencer Group plc	68,945	340,392
Melrose Industries plc	41,404	261,088
National Grid plc	158,924	2,631,275
NatWest Group plc	259,242	2,284,953
Next plc	3,599	694,551
Pearson plc	18,649	296,104
Reckitt Benckiser Group plc	130,513	8,508,538
RELX plc	57,607	1,814,504
Rentokil Initial plc	81,945	463,930
Rolls-Royce Holdings plc	263,811	5,065,214
Sage Group plc (The)	29,992	324,806
Schroders plc	22,706	176,954
Segro plc (REIT)	35,136	408,277
Severn Trent plc	8,676	339,085
Smith & Nephew plc	25,486	366,352
Smiths Group plc	8,924	303,226
Spirax Group plc	2,220	201,430
SSE plc	38,160	1,233,302
Standard Chartered plc	63,696	1,726,465
Standard Life plc	18,926	209,227
Tesco plc	200,072	1,221,646
Unilever plc	170,602	10,240,036
United Utilities Group plc	23,867	414,111
Verisure plc*	7,592	84,732
Vodafone Group plc	562,155	742,778
Wise Group plc, Class A*	17,795	213,537

		115,251,111

United States (6.7%)
Aegon Ltd.	38,373	326,268
Alcon AG	15,993	1,081,422
AP Moller – Maersk A/S, Class A (x)	31	71,536
AP Moller – Maersk A/S, Class B	158	374,904
BP plc	498,828	3,069,998
Buzzi SpA	3,065	156,925
CNH Industrial NV	572,500	6,429,175
Experian plc	29,082	977,960
Ferrovial NV	16,185	1,110,301
Haleon plc	281,694	1,299,824
Haleon plc (ADR) (x)	310,800	2,899,764
Holcim AG	16,270	1,473,022
InterContinental Hotels Group plc	4,383	756,002
Novartis AG (Registered)	59,742	9,354,838
Octave Intelligence plc (SDR)*	6,418	103,521
QIAGEN NV (x)	7,182	278,295
Roche Holding AG	22,555	9,284,146
Roche Holding AG (OTC US Exchange)	667	280,106
Sanofi SA	34,797	2,973,492
Schneider Electric SE	17,385	5,703,734
Shell plc	181,138	7,016,253
Spotify Technology SA*	4,763	2,186,836
Stellantis NV*	62,869	357,781
Sunbelt Rentals Holdings, Inc. (London Stock Exchange) (x)	117,206	8,554,034
Sunbelt Rentals Holdings, Inc. (New York Stock Exchange)	4,862	363,726
Swiss Re AG	9,199	1,463,580
Tenaris SA	11,699	323,750

		68,271,193

Total Common Stocks (95.8%) (Cost $735,418,217)		984,137,560

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)†
ACS Actividades de Construccion y Servicios SA, expiring 7/13/26* (Cost $11,734)	5,492	11,528

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.2%)
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	2,200,000	2,200,000
Goldman Sachs Financial Square Funds – Government Fund 3.53% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	12,710,998	12,710,998

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.56% (7 day yield) (xx)	3,000,000	$3,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	3,200,000	3,200,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.58% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		23,110,998

Total Short-Term Investments (2.2%) (Cost $23,110,998)		23,110,998

Total Investments in Securities (98.0%) (Cost $758,540,949)		1,007,260,086
Other Assets Less Liabilities (2.0%)		20,809,575

Net Assets (100%)		$1,028,069,661

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the market value or fair value, as applicable, of these securities amounted to $12,141,597 or 1.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $38,988,232. This was collateralized by $18,336,693 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/9/26 – 5/15/56 and by cash of $23,110,998 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CVA	— Dutch Certification
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen REIT — Real Estate Investment Trust
SDR	— Swedish Depositary Receipt
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	176	9/2026	EUR	12,781,764	154,250
FTSE 100 Index	56	9/2026	GBP	7,830,353	11,823
SPI 200 Index	21	9/2026	AUD	3,189,933	(54,718)
TOPIX Index	32	9/2026	JPY	7,878,225	290,638

					401,993

Forward Foreign Currency Contracts outstanding as of June 30, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	10,809,044	EUR	9,320,064	HSBC Bank plc	9/18/2026	124,444
USD	662,106	GBP	493,738	HSBC Bank plc	9/18/2026	7,188

Total unrealized appreciation						131,632

AUD	4,511,329	USD	3,160,876	HSBC Bank plc	9/18/2026	(41,899)
GBP	6,136,689	USD	8,221,365	HSBC Bank plc	9/18/2026	(81,362)
JPY	880,108,521	USD	5,526,568	HSBC Bank plc	9/18/2026	(78,774)

Total unrealized depreciation						(202,035)

Net unrealized depreciation						(70,403)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 6,369, CAD 684, CHF 2,005, DKK 2,002, EUR 23,238,353, GBP 209,494, HKD 3,830, ILS 3,399, INR 31, JPY 2,026,679, KRW 2, NOK 1,940, NZD 5,699, SEK 1,504, SGD 1,993, TWD 72 and ZAR 57.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$54,797,515	$45,754	$54,843,269
Austria	—	2,716,114	—	2,716,114
Belgium	—	6,354,665	—	6,354,665
Brazil	—	212,017	—	212,017
Chile	—	650,180	—	650,180
China	—	14,205,273	—	14,205,273
Czech Republic	—	70,135	—	70,135
Denmark	—	18,143,285	—	18,143,285
Finland	—	8,498,823	—	8,498,823
France	—	120,669,529	—	120,669,529
Germany	—	125,685,996	—	125,685,996
Guatemala	52,641	—	—	52,641
Hong Kong	192,729	15,345,862	—	15,538,591
India	—	4,117,482	—	4,117,482
Indonesia	—	1,638,094	—	1,638,094
Ireland	822,928	2,596,205	—	3,419,133
Israel	1,629,440	5,503,073	—	7,132,513
Italy	1,728,825	28,194,583	—	29,923,408
Ivory Coast	—	299,783	—	299,783
Japan	—	181,069,520	—	181,069,520
Luxembourg	—	1,199,919	—	1,199,919
Macau	—	478,686	—	478,686
Mexico	3,698,484	270,333	—	3,968,817
Netherlands	5,307,848	53,364,168	—	58,672,016
New Zealand	—	1,599,254	—	1,599,254
Nigeria	—	118,167	—	118,167
Norway	—	3,775,113	—	3,775,113
Poland	—	124,560	—	124,560
Portugal	—	1,283,656	—	1,283,656
Singapore	1,537,439	12,885,139	—	14,422,578
South Africa	—	1,732,478	—	1,732,478
South Korea	4,615,209	9,842,387	—	14,457,596
Spain	—	26,823,375	—	26,823,375
Sweden	—	27,868,530	—	27,868,530
Switzerland	—	48,850,060	—	48,850,060
United Kingdom	4,497,953	110,753,158	—	115,251,111
United States	11,879,501	56,391,692	—	68,271,193
Forward Currency Contracts	—	131,632	—	131,632
Futures	456,711	—	—	456,711
Rights
Spain	—	11,528	—	11,528

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Short-Term Investments
Investment Companies	$23,110,998		$—		$—	$23,110,998

Total Assets	$59,530,706		$948,271,969		$45,754	$1,007,848,429

Liabilities:
Forward Currency Contracts	$—		$(202,035)		$—	$(202,035)
Futures	(54,718)	—		—		(54,718)

Total Liabilities	$(54,718)		$(202,035)		$—	$(256,753)

Total	$59,475,988		$948,069,934		$45,754	$1,007,591,676

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$131,632
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	456,711	*

Total		$588,343

	Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(202,035)
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	(54,718	)*

Total		$(256,753)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$390,788	$390,788
Equity contracts	7,427,687	—	7,427,687

Total	$7,427,687	$390,788	$7,818,475

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(116,867)	$(116,867)
Equity contracts	(709,436)	—	(709,436)

Total	$(709,436)	$(116,867)	$(826,303)

^ The Portfolio held forward foreign currency contracts and futures contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$80,705,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$20,278,000
Average settlement value sold — in USD	11,879,000

Average Balances of Outstanding Derivative Financial Instruments

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2026:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$131,632	$(131,632)	$—	$—

Total	$131,632	$(131,632)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$202,035	$(131,632)	$—	$70,403

Total	$202,035	$(131,632)	$—	$70,403

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$374,519,936
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$355,224,150

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

During the period ended June 30, 2026, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 13%)*	Net Proceeds of Sales and Redemptions (affiliated 2%)*	Net Realized Gain (Loss)
$ 49,480,272	$7,082,386	$1,786,972

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$272,413,796
Aggregate gross unrealized depreciation	(46,587,982)

Net unrealized appreciation	$225,825,814

Federal income tax cost of investments in securities and derivative instruments, if applicable	$781,765,862

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $758,540,949)	$1,007,260,086
Cash	12,067,622
Foreign cash (Cost $24,906,634)	25,504,113
Cash held as collateral at broker for futures	2,086,280
Dividends, interest and other receivables	5,655,994
Receivable for securities sold	554,203
Due from broker for futures variation margin	203,915
Unrealized appreciation on forward foreign currency contracts	131,632
Receivable for Portfolio shares sold	83,294
Securities lending income receivable	14,420
Other assets	24,971

Total assets	1,053,586,530

LIABILITIES
Payable for return of collateral on securities loaned	23,110,998
Payable for securities purchased	613,680
Payable for Portfolio shares repurchased	511,822
Investment management fees payable	499,778
Unrealized depreciation on forward foreign currency contracts	202,035
Accrued India taxes	163,072
Distribution fees payable – Class IB	124,423
Administrative fees payable	105,123
Accrued expenses	185,938

Total liabilities	25,516,869

Commitments and contingent liabilities^

NET ASSETS	$1,028,069,661

Net assets were comprised of:
Paid in capital	$701,887,725
Total distributable earnings (loss)	326,181,936

Net assets	$1,028,069,661

Class IB
Net asset value, offering and redemption price per share, $607,599,016 / 38,267,453 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.88

Class K
Net asset value, offering and redemption price per share, $420,470,645 / 26,326,175 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.97

(x)	Includes value of securities on loan of $38,988,232.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,725,085 foreign withholding tax)	$15,986,182
Interest	384,006
Securities lending (net)	77,254

Total income	16,447,442

EXPENSES
Investment management fees	3,028,332
Distribution fees – Class IB	753,311
Administrative fees	635,490
Custodian fees	168,105
Professional fees	55,355
Printing and mailing expenses	30,458
Trustees’ fees	16,078
Miscellaneous	48,163

Total expenses	4,735,292

NET INVESTMENT INCOME (LOSS)	11,712,150

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $8,104 on realized gain on investments)	110,462,192
Futures contracts	7,427,687
Forward foreign currency contracts	390,788
Foreign currency transactions	(480,952)

Net realized gain (loss)	117,799,715

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $30,521 on unrealized appreciation on investments)	(65,002,469)
Futures contracts	(709,436)
Forward foreign currency contracts	(116,867)
Foreign currency translations	(294,492)

Net change in unrealized appreciation (depreciation)	(66,123,264)

NET REALIZED AND UNREALIZED GAIN (LOSS)	51,676,451

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$63,388,601

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,712,150	$18,106,572
Net realized gain (loss)	117,799,715	32,596,116
Net change in unrealized appreciation (depreciation)	(66,123,264)	183,417,965

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	63,388,601	234,120,653

Distributions to shareholders:
Class IB	—	(44,566,195)
Class K	—	(31,832,519)

Total distributions to shareholders	—	(76,398,714)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 396,520 and 1,419,736 shares, respectively ]	6,145,786	20,162,953
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,010,734 shares, respectively ]	—	44,566,195
Capital shares repurchased [ (2,793,466) and (6,359,874) shares, respectively ]	(43,193,195)	(91,660,460)

Total Class IB transactions	(37,047,409)	(26,931,312)

Class K
Capital shares sold [ 11,436 and 21,518 shares, respectively ]	174,298	314,433
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,140,348 shares, respectively ]	—	31,832,519
Capital shares repurchased [ (1,752,791) and (4,138,512) shares, respectively ]	(27,224,027)	(60,088,895)

Total Class K transactions	(27,049,729)	(27,941,943)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(64,097,138)	(54,873,255)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(708,537)	102,848,684
NET ASSETS:
Beginning of period	1,028,778,198	925,929,514

End of period	$1,028,069,661	$1,028,778,198

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022		2021
Net asset value, beginning of period	$14.94		$12.73	$13.58	$11.70	$13.90		$13.65

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17		0.25	0.25	0.24	0.24		0.25	(aa)
Net realized and unrealized gain (loss)	0.77		3.12	(0.01)	1.92	(2.15)		1.13

Total from investment operations	0.94		3.37	0.24	2.16	(1.91)		1.38

Less distributions:
Dividends from net investment income	—		(0.33)	(0.33)	(0.28)	(0.19)		(0.32)
Distributions from net realized gains	—		(0.83)	(0.76)	—	(0.10)		(0.81)

Total dividends and distributions	—		(1.16)	(1.09)	(0.28)	(0.29)		(1.13)

Net asset value, end of period	$15.88		$14.94	$12.73	$13.58	$11.70		$13.90

Total return (b)(y)	6.29%		26.66%	1.50%	18.52%	(13.63)%		10.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$607,599		$607,506	$542,037	$564,119	$532,672		$660,619
Ratio of expenses to average net assets (a)(f)	1.03%		1.04%	1.03%	1.03%	1.07	%(m)	1.08	%(m)
Ratio of net investment income (loss) to average net assets (a)(g)	2.19%		1.72%	1.76%	1.85%	2.02%		1.67	%(bb)
Portfolio turnover rate^	38	%(z)	23%	15%	10%	18%		14%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022		2021
Net asset value, beginning of period	$15.01		$12.78	$13.64	$11.74	$13.95		$13.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19		0.29	0.29	0.28	0.27		0.28	(aa)
Net realized and unrealized gain (loss)	0.77		3.14	(0.02)	1.93	(2.16)		1.15

Total from investment operations	0.96		3.43	0.27	2.21	(1.89)		1.43

Less distributions:
Dividends from net investment income	—		(0.37)	(0.37)	(0.31)	(0.22)		(0.36)
Distributions from net realized gains	—		(0.83)	(0.76)	—	(0.10)		(0.81)

Total dividends and distributions	—		(1.20)	(1.13)	(0.31)	(0.32)		(1.17)

Net asset value, end of period	$15.97		$15.01	$12.78	$13.64	$11.74		$13.95

Total return (b)(y)	6.40%		27.00%	1.68%	18.90%	(13.45)%		10.65%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$420,471		$421,272	$383,893	$435,317	$433,140		$467,070
Ratio of expenses to average net assets (a)(f)	0.78%		0.79%	0.78%	0.78%	0.82	%(m)	0.83	%(m)
Ratio of net investment income (loss) to average net assets (a)(g)	2.44%		1.98%	2.04%	2.12%	2.23%		1.92	%(bb)
Portfolio turnover rate^	38	%(z)	23%	15%	10%	18%		14%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(m)	Includes Interest Expense of 0.04% and 0.06% for the years ended December 31, 2022 and 2021, respectively for each class.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.18 and $0.21 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.47% lower

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.5%)
Entertainment (1.3%)
Universal Music Group NV	58,407	$1,223,484
Walt Disney Co. (The)	36,758	3,537,958

		4,761,442

Interactive Media & Services (4.7%)
Alphabet, Inc., Class A	37,005	13,224,477
Meta Platforms, Inc., Class A	6,562	3,696,309

		16,920,786

Media (0.5%)
Charter Communications, Inc., Class A*	12,102	1,721,025

Total Communication Services		23,403,253

Consumer Discretionary (5.3%)
Broadline Retail (0.9%)
eBay, Inc.	27,965	3,125,089

Hotels, Restaurants & Leisure (3.3%)
Booking Holdings, Inc.	10,024	1,786,678
Domino’s Pizza, Inc.	13,070	3,869,243
Restaurant Brands International, Inc.	50,195	3,640,796
Starbucks Corp.	24,936	2,548,210

		11,844,927

Textiles, Apparel & Luxury Goods (1.1%)
NIKE, Inc., Class B	97,654	4,008,696

Total Consumer Discretionary		18,978,712

Consumer Staples (6.6%)
Beverages (2.1%)
Anheuser-Busch InBev SA/NV	48,203	3,974,184
Coca-Cola Co. (The)	44,037	3,578,887

		7,553,071

Household Products (2.7%)
Clorox Co. (The)	43,708	4,171,491
Reckitt Benckiser Group plc	81,929	5,341,200

		9,512,691

Tobacco (1.8%)
Philip Morris International, Inc.	35,907	6,495,935

Total Consumer Staples		23,561,697

Energy (8.4%)
Energy Equipment & Services (0.7%)
Tenaris SA	92,400	2,557,013

Oil, Gas & Consumable Fuels (7.7%)
BP plc	171,086	1,052,936
Chevron Corp.	40,409	6,698,196
ConocoPhillips	45,390	4,718,745
Devon Energy Corp.	104,544	4,319,758
EQT Corp.	36,302	1,930,177
Exxon Mobil Corp.	13,615	1,861,443
Occidental Petroleum Corp.	44,518	2,162,239
Suncor Energy, Inc.	88,340	4,742,091

		27,485,585

Total Energy		30,042,598

Financials (19.2%)
Banks (13.1%)
Bank of America Corp.	212,822	12,126,598
Citigroup, Inc.	43,369	6,069,925
Citizens Financial Group, Inc.	67,815	4,751,797
Fifth Third Bancorp	95,109	5,361,294
Huntington Bancshares, Inc.	352,869	6,256,368
M&T Bank Corp.	13,928	3,315,003
Wells Fargo & Co.	110,783	9,155,107

		47,036,092

Capital Markets (2.3%)
Goldman Sachs Group, Inc. (The)	1,122	1,134,757
State Street Corp.	41,640	7,062,144

		8,196,901

Consumer Finance (0.7%)
Capital One Financial Corp.	11,614	2,330,001

Insurance (3.1%)
Allstate Corp. (The)	11,912	2,834,341
American International Group, Inc.	63,493	4,732,134
MetLife, Inc.	41,146	3,481,363

		11,047,838

Total Financials		68,610,832

Health Care (17.8%)
Biotechnology (1.0%)
Regeneron Pharmaceuticals, Inc.	5,502	3,430,717

Health Care Equipment & Supplies (2.3%)
Becton Dickinson & Co.	15,887	2,404,180
Boston Scientific Corp.*	24,617	1,050,654
GE HealthCare Technologies, Inc.	29,504	1,888,551
Medtronic plc	34,976	2,736,172

		8,079,557

Health Care Providers & Services (6.5%)
CVS Health Corp.	86,091	8,906,114
Elevance Health, Inc.	15,740	6,087,130
Humana, Inc.	5,711	2,268,523
UnitedHealth Group, Inc.	14,788	6,146,337

		23,408,104

Life Sciences Tools & Services (1.6%)
ICON plc*	18,965	3,294,410
IQVIA Holdings, Inc.*	11,783	2,276,711

		5,571,121

Pharmaceuticals (6.4%)
AstraZeneca plc	17,175	3,213,072
Johnson & Johnson	13,377	3,397,357
Merck & Co., Inc.	61,947	7,960,190
Novo Nordisk A/S, Class B	60,610	2,907,752
Sanofi SA (ADR)	97,482	4,158,582
Zoetis, Inc.	20,021	1,438,709

		23,075,662

Total Health Care		63,565,161

Industrials (12.4%)
Aerospace & Defense (1.4%)
Textron, Inc.	52,989	4,860,681

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (1.4%)
FedEx Corp.	16,278	$5,097,130

Building Products (1.6%)
Johnson Controls International plc	38,026	5,555,979

Electrical Equipment (3.5%)
Eaton Corp. plc	14,921	6,358,137
Emerson Electric Co.	43,122	6,172,914

		12,531,051

Ground Transportation (0.3%)
Fedex Freight Holding Co., Inc.*	8,139	1,228,989

Machinery (3.0%)
Caterpillar, Inc.	6,189	6,590,666
Westinghouse Air Brake Technologies Corp.	15,741	4,243,773

		10,834,439

Professional Services (1.2%)
TransUnion	61,505	4,436,971

Total Industrials		44,545,240

Information Technology (12.6%)
Communications Equipment (3.7%)
Cisco Systems, Inc.	91,143	10,705,657
F5, Inc.*	6,026	2,506,575

		13,212,232

IT Services (0.9%)
Cognizant Technology Solutions Corp., Class A	79,019	3,060,406

Semiconductors & Semiconductor Equipment (5.7%)
Intel Corp.*	45,877	6,405,805
Micron Technology, Inc.	4,582	5,288,957
NXP Semiconductors NV	21,987	6,179,007
QUALCOMM, Inc.	13,919	2,572,092

		20,445,861

Software (2.3%)
Fair Isaac Corp.*	304	363,213
Microsoft Corp.	21,097	7,869,603

		8,232,816

Total Information Technology		44,951,315

Materials (2.6%)
Chemicals (1.2%)
International Flavors & Fragrances, Inc.	56,625	4,485,832

Containers & Packaging (1.4%)
International Paper Co.	130,808	4,983,785

Total Materials		9,469,617

Real Estate (1.3%)
Residential REITs (0.7%)
Invitation Homes, Inc. (REIT)	76,021	2,296,594

Specialized REITs (0.6%)
SBA Communications Corp. (REIT)	12,875	2,271,923

Total Real Estate		4,568,517

Utilities (4.0%)
Electric Utilities (0.9%)
Evergy, Inc.	36,084	3,118,740

Multi-Utilities (3.1%)
Dominion Energy, Inc.	72,416	4,945,289
Sempra	68,643	6,363,892

		11,309,181

Total Utilities		14,427,921

Total Common Stocks (96.7%) (Cost $214,029,106)		346,124,863

SHORT-TERM INVESTMENTS:
Investment Companies (1.5%)
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	5,250,983	5,250,983

Total Short-Term Investments (1.5%) (Cost $5,251,444)		5,250,983

Total Investments in Securities (98.2%) (Cost $219,280,550)		351,375,846
Other Assets Less Liabilities (1.8%)		6,421,173

Net Assets (100%)		$357,797,019

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt
CAD	— Canadian Dollar
EUR	— European Currency Unit
GBP	— British Pound
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	125,163	USD	88,277	Deutsche Bank AG	7/31/2026	96

Total unrealized appreciation						96

USD	4,334,371	CAD	6,142,927	CIBC World Markets, Inc.	7/31/2026	(2,932)
USD	6,004,116	EUR	5,270,074	Goldman Sachs International	7/31/2026	(25,025)
USD	99,897	GBP	75,668	Goldman Sachs International	7/31/2026	(471)
USD	4,648,860	GBP	3,520,597	Royal Bank of Canada	7/31/2026	(20,936)

Total unrealized depreciation						(49,364)

Net unrealized depreciation						(49,268)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$22,179,769	$1,223,484	$—	$23,403,253
Consumer Discretionary	18,978,712	—	—	18,978,712
Consumer Staples	14,246,313	9,315,384	—	23,561,697
Energy	26,432,649	3,609,949	—	30,042,598
Financials	68,610,832	—	—	68,610,832
Health Care	57,444,337	6,120,824	—	63,565,161
Industrials	44,545,240	—	—	44,545,240
Information Technology	44,951,315	—	—	44,951,315
Materials	9,469,617	—	—	9,469,617
Real Estate	4,568,517	—	—	4,568,517
Utilities	14,427,921	—	—	14,427,921
Forward Currency Contracts	—	96	—	96
Short-Term Investments
Investment Companies	5,250,983	—	—	5,250,983

Total Assets	$331,106,205	$20,269,737	$—	$351,375,942

Liabilities:
Forward Currency Contracts	$—	$(49,364)	$—	$(49,364)

Total Liabilities	$—	$(49,364)	$—	$(49,364)

Total	$331,106,205	$20,220,373	$—	$351,326,578

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$96

Total		$96

	Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(49,364)

Total		$(49,364)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$308,840	$308,840

Total	$308,840	$308,840

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$185,027	$185,027

Total	$185,027	$185,027

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$282,000
Average settlement value sold — in USD	15,397,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2026:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Deutsche Bank AG	$96	$—	$—	$96

Total	$96	$—	$—	$96

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
CIBC World Markets, Inc.	$2,932	$—	$—	$2,932
Goldman Sachs International	25,496	—	—	25,496
Royal Bank of Canada	20,936	—	—	20,936

Total	$49,364	$—	$—	$49,364

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$60,418,016
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$63,933,453

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$144,987,495
Aggregate gross unrealized depreciation	(13,467,506)

Net unrealized appreciation	$131,519,989

Federal income tax cost of investments in securities and derivative instruments, if applicable	$219,806,588

For the period ended June 30, 2026, the Portfolio incurred approximately $3,711 as brokerage commissions with Invesco Capital Markets, Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $219,183,950)	$351,375,846
Cash	6,545,880
Foreign cash (Cost $11,572)	11,410
Dividends, interest and other receivables	583,896
Receivable for Portfolio shares sold	38,379
Securities lending income receivable	1,037
Unrealized appreciation on forward foreign currency contracts	96
Other assets	3,550

Total assets	358,560,094

LIABILITIES
Payable for securities purchased	182,826
Investment management fees payable	180,519
Payable for Portfolio shares repurchased	158,842
Distribution fees payable – Class IB	67,271
Unrealized depreciation on forward foreign currency contracts	49,364
Administrative fees payable	26,255
Accrued expenses	97,998

Total liabilities	763,075

Commitments and contingent liabilities^
NET ASSETS	$357,797,019

Net assets were comprised of:
Paid in capital	$208,138,532
Total distributable earnings (loss)	149,658,487

Net assets	$357,797,019

Class IB
Net asset value, offering and redemption price per share, $329,107,543 / 13,426,662 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.51

Class K
Net asset value, offering and redemption price per share, $28,689,476 / 1,173,017 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.46

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $84,272 foreign withholding tax)	$4,139,346
Interest	111,680
Securities lending (net)	508

Total income	4,251,534

EXPENSES
Investment management fees	1,101,731
Distribution fees – Class IB	388,937
Administrative fees	152,157
Professional fees	29,934
Custodian fees	17,732
Printing and mailing expenses	15,208
Trustees’ fees	5,225
Miscellaneous	6,407

Gross expenses	1,717,331
Less: Waiver from investment manager	(56,205)

Net expenses	1,661,126

NET INVESTMENT INCOME (LOSS)	2,590,408

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	13,133,191
Forward foreign currency contracts	308,840
Foreign currency transactions	(9,542)

Net realized gain (loss)	13,432,489

Change in unrealized appreciation (depreciation) on:
Investments in securities	18,716,369
Forward foreign currency contracts	185,027
Foreign currency translations	(1,132)

Net change in unrealized appreciation (depreciation)	18,900,264

NET REALIZED AND UNREALIZED GAIN (LOSS)	32,332,753

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$34,923,161

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,590,408	$4,393,440
Net realized gain (loss)	13,432,489	26,128,849
Net change in unrealized appreciation (depreciation)	18,900,264	18,288,888

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	34,923,161	48,811,177

Distributions to shareholders:
Class IB	—	(27,090,281)
Class K	—	(2,573,035)

Total distributions to shareholders	—	(29,663,316)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 806,561 and 1,227,711 shares, respectively ]	18,738,348	27,136,692
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,218,568 shares, respectively ]	—	27,090,281
Capital shares repurchased [ (1,027,328) and (1,748,068) shares, respectively ]	(23,784,818)	(38,491,301)

Total Class IB transactions	(5,046,470)	15,735,672

Class K
Capital shares sold [ 11,998 and 29,288 shares, respectively ]	279,221	622,485
Capital shares issued in reinvestment of dividends and distributions [ 0 and 116,129 shares, respectively ]	—	2,573,035
Capital shares repurchased [ (99,443) and (270,706) shares, respectively ]	(2,304,685)	(6,067,189)

Total Class K transactions	(2,025,464)	(2,871,669)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(7,071,934)	12,864,003

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,851,227	32,011,864
NET ASSETS:
Beginning of period	329,945,792	297,933,928

End of period	$357,797,019	$329,945,792

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$22.14		$20.79	$20.13	$19.74	$21.90	$17.35

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17		0.31	0.31	0.32	0.31	0.27
Net realized and unrealized gain (loss)	2.20		3.21	2.75	2.02	(0.19)	5.43

Total from investment operations	2.37		3.52	3.06	2.34	0.12	5.70

Less distributions:
Dividends from net investment income	—		(0.29)	(0.33)	(0.33)	(0.35)	(0.25)
Distributions from net realized gains	—		(1.88)	(2.07)	(1.62)	(1.93)	(0.90)

Total dividends and distributions	—		(2.17)	(2.40)	(1.95)	(2.28)	(1.15)

Net asset value, end of period	$24.51		$22.14	$20.79	$20.13	$19.74	$21.90

Total return (b)(y)	10.70%		16.93%	14.85%	12.01%	0.49%	33.02%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$329,108		$302,136	$269,219	$187,859	$180,668	$189,080
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers (a)(f)	1.03%		1.04%	1.04%	1.05%	1.04%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	1.51%		1.39%	1.43%	1.56%	1.46%	1.27%
Before waivers (a)(g)	1.47%		1.36%	1.38%	1.52%	1.41%	1.23%
Portfolio turnover rate^	18	%(z)	21%	20%	18%	25%	17%

Class K	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$22.06		$20.72	$20.07	$19.68	$21.83	$17.30

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20		0.36	0.37	0.36	0.37	0.32
Net realized and unrealized gain (loss)	2.20		3.21	2.73	2.03	(0.18)	5.40

Total from investment operations	2.40		3.57	3.10	2.39	0.19	5.72

Less distributions:
Dividends from net investment income	—		(0.35)	(0.38)	(0.38)	(0.41)	(0.29)
Distributions from net realized gains	—		(1.88)	(2.07)	(1.62)	(1.93)	(0.90)

Total dividends and distributions	—		(2.23)	(2.45)	(2.00)	(2.34)	(1.19)

Net asset value, end of period	$24.46		$22.06	$20.72	$20.07	$19.68	$21.83

Total return (b)(y)	10.88%		17.20%	15.11%	12.30%	0.78%	33.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,689		$27,809	$28,715	$30,044	$32,757	$33,962
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%		0.75%	0.75%	0.75%	0.75%	0.75%
Before waivers (a)(f)	0.78%		0.79%	0.79%	0.80%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	1.75%		1.64%	1.69%	1.80%	1.70%	1.51%
Before waivers (a)(g)	1.72%		1.60%	1.65%	1.76%	1.66%	1.47%
Portfolio turnover rate^	18	%(z)	21%	20%	18%	25%	17%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
y)	(The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (0.5%)
MercadoLibre, Inc.*	1,482	$2,515,532

Canada (1.9%)
Shopify, Inc., Class A*	93,762	10,705,745

China (1.2%)
JD.com, Inc. (ADR) (x)	98,001	2,497,066
Tencent Holdings Ltd.	72,400	3,989,907

		6,486,973

Czech Republic (0.1%)
CSG NV (x)*	51,737	755,321

France (2.4%)
Airbus SE	31,509	7,013,180
EssilorLuxottica SA	10,659	1,999,763
LVMH Moet Hennessy Louis Vuitton SE	7,794	4,316,073

		13,329,016

Germany (1.7%)
Allianz SE (Registered)	10,962	5,187,689
SAP SE	28,180	4,315,561

		9,503,250

India (3.2%)
DLF Ltd.	1,828,860	12,045,122
HDFC Bank Ltd.	314,668	2,661,733
ICICI Bank Ltd. (ADR)	115,616	3,356,333

		18,063,188

Italy (1.0%)
Brunello Cucinelli SpA (x)	47,080	4,447,169
Moncler SpA	19,072	1,106,584

		5,553,753

Japan (1.9%)
Capcom Co. Ltd. (x)	160,100	2,971,366
Hoya Corp.	21,000	3,386,637
Keyence Corp.	6,956	3,504,619
Nintendo Co. Ltd.	20,300	852,489

		10,715,111

Netherlands (3.1%)
Adyen NV (m)*	4,585	4,281,923
ASML Holding NV	3,636	7,211,068
BE Semiconductor Industries NV	17,446	5,728,631

		17,221,622

South Korea (1.7%)
SK hynix, Inc.	5,203	9,179,733

Sweden (1.0%)
Assa Abloy AB, Class B	75,100	2,652,857
Atlas Copco AB, Class A	141,203	2,866,253

		5,519,110

Switzerland (2.2%)
Galderma Group AG	21,092	4,796,380
Lonza Group AG (Registered)	10,654	7,190,031

		11,986,411

Taiwan (7.1%)
Taiwan Semiconductor Manufacturing Co. Ltd.	517,000	39,699,730

United States (69.7%)
Alphabet, Inc., Class A	143,581	51,311,542
Amazon.com, Inc.*	71,471	17,034,398
Analog Devices, Inc.	48,564	19,288,164
Apple, Inc.	10,136	2,932,953
ARM Holdings plc (ADR) (x)*	38,681	13,715,122
Berkshire Hathaway, Inc., Class A*	1	748,850
Boston Scientific Corp.*	82,271	3,511,326
Broadcom, Inc.	55,508	20,968,147
Cadence Design Systems, Inc.*	9,172	3,442,435
Ecolab, Inc.	12,478	3,476,496
Eli Lilly & Co.	15,934	19,111,718
Equifax, Inc.	17,614	2,795,694
IDEXX Laboratories, Inc.*	4,386	2,308,966
Intuitive Surgical, Inc.*	16,008	6,366,061
IQVIA Holdings, Inc.*	9,210	1,779,556
Lam Research Corp.	107,024	46,376,710
Las Vegas Sands Corp.	47,601	2,198,690
Linde plc	3,904	2,025,942
Marriott International, Inc., Class A	20,735	7,684,184
Marvell Technology, Inc.	82,092	24,454,386
Mastercard, Inc., Class A	9,519	4,888,958
Meta Platforms, Inc., Class A	41,713	23,496,516
Microsoft Corp.	26,557	9,906,292
Netflix, Inc.*	36,455	2,602,887
NVIDIA Corp.	149,356	29,884,642
Phathom Pharmaceuticals, Inc.*	137,861	1,495,792
S&P Global, Inc.	39,966	16,276,553
Sandisk Corp.*	4,648	10,568,297
ServiceNow, Inc.*	17,641	1,751,398
Spotify Technology SA*	7,784	3,573,868
Stryker Corp.	6,656	2,095,575
Thermo Fisher Scientific, Inc.	14,098	7,068,173
TJX Cos., Inc. (The)	29,205	4,424,558
Visa, Inc., Class A	51,462	17,656,098

		387,220,947

Total Common Stocks (98.7%) (Cost $272,846,833)		548,455,442

SHORT-TERM INVESTMENTS:
Investment Companies (1.4%)
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	4,508,181	4,508,181
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	249,540	249,540
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.56% (7 day yield) (xx)	3,000,000	3,000,000

Total Investment Companies		7,757,721

Total Short-Term Investments (1.4%) (Cost $7,757,726)		7,757,721

Total Investments in Securities (100.1%) (Cost $280,604,559)		556,213,163
Other Assets Less Liabilities (-0.1%)		(761,800)

Net Assets (100%)		$555,451,363

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the market value or fair value, as applicable, of these securities amounted to $4,281,923 or 0.8% of net assets.

(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $13,419,017. This was collateralized by $6,217,436 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/9/26 – 5/15/56 and by cash of $7,508,181 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$2,515,532	$—	$—	$2,515,532
Canada	10,705,745	—	—	10,705,745
China	2,497,066	3,989,907	—	6,486,973
Czech Republic	—	755,321	—	755,321
France	—	13,329,016	—	13,329,016
Germany	—	9,503,250	—	9,503,250
India	3,356,333	14,706,855	—	18,063,188
Italy	—	5,553,753	—	5,553,753
Japan	—	10,715,111	—	10,715,111
Netherlands	—	17,221,622	—	17,221,622
South Korea	—	9,179,733	—	9,179,733
Sweden	—	5,519,110	—	5,519,110
Switzerland	—	11,986,411	—	11,986,411
Taiwan	—	39,699,730	—	39,699,730
United States	387,220,947	—	—	387,220,947
Short-Term Investments
Investment Companies	7,757,721	—	—	7,757,721

Total Assets	$414,053,344	$142,159,819	$—	$556,213,163

Total Liabilities	$—	$—	$—	$—

Total	$414,053,344	$142,159,819	$—	$556,213,163

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$51,973,495
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$67,925,760

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$292,941,224
Aggregate gross unrealized depreciation	(17,725,280)

Net unrealized appreciation	$275,215,944

Federal income tax cost of investments in securities and derivative instruments, if applicable	$280,997,219

For the period ended June 30, 2026, the Portfolio incurred approximately $368 as brokerage commissions with Invesco Capital Market Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $280,604,559)	$556,213,163
Cash	6,112,000
Foreign cash (Cost $15)	15
Receivable for securities sold	1,536,234
Dividends, interest and other receivables	663,018
Receivable for Portfolio shares sold	39,350
Securities lending income receivable	1,628
Other assets	5,375

Total assets	564,570,783

LIABILITIES
Payable for return of collateral on securities loaned	7,508,181
Accrued India taxes	976,278
Investment management fees payable	318,526
Payable for Portfolio shares repurchased	112,764
Distribution fees payable – Class IB	112,554
Administrative fees payable	40,389
Payable for securities purchased	593
Accrued expenses	50,135

Total liabilities	9,119,420

Commitments and contingent liabilities^
NET ASSETS	$555,451,363

Net assets were comprised of:
Paid in capital	$245,356,410
Total distributable earnings (loss)	310,094,953

Net assets	$555,451,363

Class IB
Net asset value, offering and redemption price per share, $555,451,363 / 17,276,200 shares outstanding (unlimited amount authorized: $0.01 par value)	$32.15

(x)	Includes value of securities on loan of $13,419,017.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $190,552 foreign withholding tax)	$2,137,203
Interest	88,163
Securities lending (net)	14,571

Total income	2,239,937

EXPENSES
Investment management fees	2,173,201
Distribution fees – Class IB	639,175
Administrative fees	229,520
Professional fees	48,412
Custodian fees	48,342
Printing and mailing expenses	17,529
Trustees’ fees	7,948
Miscellaneous	10,208

Gross expenses	3,174,335
Less: Waiver from investment manager	(360,834)

Net expenses	2,813,501

NET INVESTMENT INCOME (LOSS)	(573,564)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $133,781 on realized gain on investments)	30,302,688
Foreign currency transactions	(13,776)

Net realized gain (loss)	30,288,912

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $(493,368) on unrealized depreciation on investments)	15,547,760
Foreign currency translations	(19,054)

Net change in unrealized appreciation (depreciation)	15,528,706

NET REALIZED AND UNREALIZED GAIN (LOSS)	45,817,618

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,244,054

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(573,564)	$(1,291,104)
Net realized gain (loss)	30,288,912	62,740,285
Net change in unrealized appreciation (depreciation)	15,528,706	9,754,126

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	45,244,054	71,203,307

Distributions to shareholders:
Class IB	—	(66,640,004)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 519,351 and 1,027,671 shares, respectively ]	15,202,065	31,246,138
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,249,331 shares, respectively ]	—	66,640,004
Capital shares repurchased [ (919,542) and (1,902,789) shares, respectively ]	(27,202,602)	(58,151,567)

Total Class IB transactions	(12,000,537)	39,734,575

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,000,537)	39,734,575

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,243,517	44,297,878
NET ASSETS:
Beginning of period	522,207,846	477,909,968

End of period	$555,451,363	$522,207,846

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022		2021
Net asset value, beginning of period	$29.54		$29.32	$26.56	$20.01	$30.43		$27.37

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03)		(0.08)	(0.07)	(0.05)	(0.03	)(1)	(0.19	)(aa)
Net realized and unrealized gain (loss)	2.64		4.53	4.33	6.81	(9.69)		4.32

Total from investment operations	2.61		4.45	4.26	6.76	(9.72)		4.13

Less distributions:
Dividends from net investment income	—		—	—	— #	—		—
Distributions from net realized gains	—		(4.23)	(1.50)	(0.21)	(0.70)		(1.07)

Total dividends and distributions	—		(4.23)	(1.50)	(0.21)	(0.70)		(1.07)

Net asset value, end of period	$32.15		$29.54	$29.32	$26.56	$20.01		$30.43

Total return (b)(y)	8.84%		15.40%	15.83%	33.79%	(32.01)%		15.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$555,451		$522,208	$477,910	$373,187	$277,554		$393,587
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10%		1.10%	1.10%	1.14%	1.15%		1.15%
Before waivers (a)(f)	1.24%		1.25%	1.25%	1.26%	1.25%		1.24%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	(0.22)%		(0.26)%	(0.23)%	(0.21)%	(0.12	)%(cc)	(0.62	)%(bb)
Before waivers (a)(g)	(0.37)%		(0.41)%	(0.38)%	(0.33)%	(0.23	)%(cc)	(0.70	)%(bb)
Portfolio turnover rate^	10	%(z)	26%	13%	15%	21%		15%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $(0.05) for Class IB.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $(0.20) for Class IB.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for the class would have been 0.04% lower.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for the class would have been 0.09% lower

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.8%)
Glencore plc	71,504	$487,706
Goodman Group (REIT)	64,757	1,403,824
GPT Group (The) (REIT)	344,615	1,168,508
Rio Tinto plc	30,434	2,878,529
Transurban Group	72,117	719,898

		6,658,465

Austria (0.4%)
Mondi plc	113,914	1,034,399

Belgium (0.6%)
Aedifica SA (REIT)	8,790	709,264
Warehouses De Pauw CVA (REIT)	33,772	851,699

		1,560,963

Canada (8.8%)
Agnico Eagle Mines Ltd.	7,729	1,200,890
Barrick Mining Corp.	65,663	2,414,472
Enbridge, Inc.	97,007	5,260,574
Nutrien Ltd.	52,241	3,291,192
OR Royalties, Inc.	44,948	1,423,314
RioCan REIT (REIT)	40,677	650,775
TC Energy Corp. (x)	55,511	3,676,075
Teck Resources Ltd., Class B	14,958	890,888
West Fraser Timber Co. Ltd.	29,661	2,007,934

		20,816,114

China (0.9%)
China Tower Corp. Ltd., Class H (m)	572,000	643,774
ENN Energy Holdings Ltd.	148,500	767,133
Wilmar International Ltd.	231,700	648,870

		2,059,777

Finland (0.4%)
Stora Enso OYJ, Class R	43,915	468,590
UPM-Kymmene OYJ	19,027	504,726

		973,316

France (3.8%)
Klepierre SA (REIT)	21,582	902,301
TotalEnergies SE	20,128	1,563,559
Unibail-Rodamco-Westfield (REIT)	11,558	1,351,895
Vinci SA	34,981	5,116,167

		8,933,922

Germany (2.9%)
E.ON SE	125,559	2,590,547
LEG Immobilien SE	6,372	402,332
Siemens Energy AG	16,400	3,108,246
Sirius Real Estate Ltd. (REIT)	544,114	698,220

		6,799,345

Hong Kong (1.5%)
Hong Kong & China Gas Co. Ltd.	1,263,000	1,049,935
Hongkong Land Holdings Ltd.	60,500	432,913
Link REIT (REIT)	329,400	1,536,683
Swire Properties Ltd.	234,200	615,615

		3,635,146

Italy (1.1%)
Enel SpA	218,742	2,513,245

Japan (2.4%)
Japan Airport Terminal Co. Ltd.	12,900	401,721
Mitsui Fudosan Accommodations Fund, Inc. (REIT) (x)	1,519	1,138,485
Mitsui Fudosan Co. Ltd.	157,400	1,450,112
Nippon Building Fund, Inc. (REIT) (x)	779	602,588
Nippon Prologis REIT, Inc. (REIT)	1,985	1,061,511
Sumitomo Forestry Co. Ltd. (x)	32,600	270,874
Sumitomo Realty & Development Co. Ltd.	28,300	651,093

		5,576,384

Mexico (0.5%)
Corp. Inmobiliaria Vesta SAB de CV	179,203	616,079
Fibra Uno Administracion SA de CV (REIT)	357,201	613,804

		1,229,883

Singapore (1.0%)
CapitaLand Ascendas REIT (REIT)	525,100	1,012,965
CapitaLand Integrated Commercial Trust (REIT)	322,500	592,767
Digital Core REIT Management Pte. Ltd. (REIT)	1,367,400	691,578

		2,297,310

South Africa (1.2%)
Anglo American plc	57,173	2,800,185

Spain (1.3%)
Cellnex Telecom SA (m)	64,670	1,936,574
Merlin Properties SOCIMI SA (REIT)	60,346	1,058,314

		2,994,888

Sweden (0.7%)
Billerud AB	75,047	484,698
Catena AB	12,509	537,152
Svenska Cellulosa AB SCA, Class B	56,439	577,159

		1,599,009

Switzerland (0.4%)
Swiss Prime Site AG (Registered)	6,309	1,029,635

United Kingdom (4.7%)
Grainger plc (REIT)	161,672	364,268
LondonMetric Property plc (REIT)	391,258	977,946
National Grid plc	439,389	7,274,881
Safestore Holdings plc (REIT)	50,330	409,552
SSE plc	41,713	1,348,132
Tritax Big Box REIT plc (REIT)	379,340	812,551

		11,187,330

United States (59.1%)
Agree Realty Corp. (REIT) (x)	32,918	2,493,209
American Homes 4 Rent (REIT), Class A	43,561	1,460,165
American Tower Corp. (REIT)	26,312	4,303,854
American Water Works Co., Inc.	5,362	705,532
Archer-Daniels-Midland Co.	28,433	2,172,281
Atmos Energy Corp.	14,913	2,569,063
Brixmor Property Group, Inc. (REIT)	37,821	1,192,496

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
BXP, Inc. (REIT)	8,966	$594,535
Camden Property Trust (REIT)	8,184	936,986
Cheniere Energy, Inc.	12,888	3,080,361
Chesapeake Utilities Corp.	29,219	3,578,743
Chevron Corp.	9,818	1,627,432
ConocoPhillips	10,692	1,111,540
Corteva, Inc.	74,581	6,316,265
Cousins Properties, Inc. (REIT)	25,292	758,254
Crown Castle, Inc. (REIT)	13,470	1,020,083
Devon Energy Corp.	73,815	3,050,036
Digital Realty Trust, Inc. (REIT)	23,846	4,282,265
EastGroup Properties, Inc. (REIT)	17,450	3,534,149
Entergy Corp.	30,534	3,507,135
Equinix, Inc. (REIT)	6,590	6,869,350
Equity LifeStyle Properties, Inc. (REIT)	13,572	874,715
Equity Residential (REIT)	25,806	1,753,002
Essential Utilities, Inc.	60,368	2,312,698
Extra Space Storage, Inc. (REIT)	9,803	1,424,376
Exxon Mobil Corp.	5,857	800,769
Federal Realty Investment Trust (REIT)	14,758	1,821,728
Ferrovial NV	16,488	1,131,086
First Industrial Realty Trust, Inc. (REIT)	42,432	2,601,506
Freeport-McMoRan, Inc.	36,148	2,273,348
Healthpeak Properties, Inc. (REIT)	38,097	815,276
Host Hotels & Resorts, Inc. (REIT)	38,810	920,185
Kimco Realty Corp. (REIT)	48,888	1,239,311
Lamar Advertising Co. (REIT), Class A	3,426	534,387
Mid-America Apartment Communities, Inc. (REIT)	7,511	1,043,578
NNN REIT, Inc. (REIT)	15,570	724,472
Omega Healthcare Investors, Inc. (REIT)	44,869	2,139,354
ONEOK, Inc.	42,379	3,684,430
Prologis, Inc. (REIT)	47,551	6,441,734
Public Service Enterprise Group, Inc.	45,110	3,661,128
Public Storage (REIT)	11,899	3,787,571
Rayonier, Inc. (REIT)	43,308	921,594
Realty Income Corp. (REIT)	24,261	1,503,212
Ryman Hospitality Properties, Inc. (REIT)	7,107	913,605
Sempra	34,291	3,179,119
Shell plc	33,642	1,303,099
Simon Property Group, Inc. (REIT)	22,958	5,134,557
SLB Ltd.	64,561	3,001,441
Smurfit Westrock plc	14,342	663,461
Targa Resources Corp.	22,239	5,963,165
UDR, Inc. (REIT)	29,548	1,179,556
Ventas, Inc. (REIT)	46,279	4,109,575
Vornado Realty Trust (REIT) (x)	18,613	731,491
Welltower, Inc. (REIT)	37,189	8,440,787
Weyerhaeuser Co. (REIT)	59,444	1,423,089
Williams Cos., Inc. (The)	78,579	5,841,563

		139,457,702

Total Common Stocks (94.5%) (Cost $195,796,268)		223,157,018

MASTER LIMITED PARTNERSHIPS:
Canada (1.7%)
Brookfield Infrastructure Partners LP*	112,021	4,087,646

United States (3.1%)
Energy Transfer LP*	130,222	2,489,845
Enterprise Products Partners LP	34,094	1,253,295
MPLX LP*	61,526	3,465,760

		7,208,900

Total Master Limited Partnerships (4.8%) (Cost $10,475,246)		11,296,546

SHORT-TERM INVESTMENTS:
Investment Companies (1.2%)
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	6,426	6,426
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	2,783,132	2,783,132

RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	733	733

Total Investment Companies		2,790,291

Total Short-Term Investments (1.2%) (Cost $2,790,291)		2,790,291

Total Investments in Securities (100.5%) (Cost $209,061,805)		237,243,855
Other Assets Less Liabilities (-0.5%)		(1,171,053)

Net Assets (100%)		$236,072,802

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the market value or fair value, as applicable, of these securities amounted to $2,580,348 or 1.1% of net assets.

(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $7,640,171. This was collateralized by $5,375,646 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/15/26 – 5/15/56 and by cash of $2,790,291 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$6,658,465	$—	$6,658,465
Austria	—	1,034,399	—	1,034,399
Belgium	—	1,560,963	—	1,560,963
Canada	20,816,114	—	—	20,816,114
China	—	2,059,777	—	2,059,777
Finland	—	973,316	—	973,316
France	—	8,933,922	—	8,933,922
Germany	—	6,799,345	—	6,799,345
Hong Kong	—	3,635,146	—	3,635,146
Italy	—	2,513,245	—	2,513,245
Japan	—	5,576,384	—	5,576,384
Mexico	1,229,883	—	—	1,229,883
Singapore	—	2,297,310	—	2,297,310
South Africa	—	2,800,185	—	2,800,185
Spain	—	2,994,888	—	2,994,888
Sweden	—	1,599,009	—	1,599,009
Switzerland	—	1,029,635	—	1,029,635
United Kingdom	—	11,187,330	—	11,187,330
United States	137,023,517	2,434,185	—	139,457,702
Master Limited Partnerships
Canada	4,087,646	—	—	4,087,646
United States	7,208,900	—	—	7,208,900
Short-Term Investments
Investment Companies	2,790,291	—	—	2,790,291

Total Assets	$173,156,351	$64,087,504	$—	$237,243,855

Total Liabilities	$—	$—	$—	$—

Total	$173,156,351	$64,087,504	$—	$237,243,855

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$59,989,235
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$64,140,408

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,212,300
Aggregate gross unrealized depreciation	(9,525,833)

Net unrealized appreciation	$27,686,467

Federal income tax cost of investments in securities and derivative instruments, if applicable	$209,557,388

For the period ended June 30, 2026, the Portfolio incurred approximately $11,386 as brokerage commissions with Invesco Capital Market Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $209,061,805)	$237,243,855
Cash	1,024,243
Foreign cash (Cost $64,038)	63,598
Dividends, interest and other receivables	793,679
Receivable for Portfolio shares sold	45,396
Securities lending income receivable	848
Other assets	3,528

Total assets	239,175,147

LIABILITIES
Payable for return of collateral on securities loaned	2,790,291
Investment management fees payable	143,815
Payable for Portfolio shares repurchased	58,707
Distribution fees payable – Class IB	48,919
Administrative fees payable	17,554
Accrued expenses	43,059

Total liabilities	3,102,345

Commitments and contingent liabilities^
NET ASSETS	$236,072,802

Net assets were comprised of:
Paid in capital	$201,249,517
Total distributable earnings (loss)	34,823,285

Net assets	$236,072,802

Class IB
Net asset value, offering and redemption price per share, $236,072,802 / 13,367,041 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.66

(x)	Includes value of securities on loan of $7,640,171.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $176,584 foreign withholding tax)	$4,212,839
Interest	26,087
Securities lending (net)	11,030

Total income	4,249,956

EXPENSES
Investment management fees	868,570
Distribution fees – Class IB	295,432
Administrative fees	106,080
Professional fees	38,713
Custodian fees	26,452
Printing and mailing expenses	11,562
Trustees’ fees	3,652
Miscellaneous	7,858

Total expenses	1,358,319

NET INVESTMENT INCOME (LOSS)	2,891,637

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	2,242,195
Foreign currency transactions	10,321

Net realized gain (loss)	2,252,516

Change in unrealized appreciation (depreciation) on:
Investments in securities	18,237,326
Foreign currency translations	(10,115)

Net change in unrealized appreciation (depreciation)	18,227,211

NET REALIZED AND UNREALIZED GAIN (LOSS)	20,479,727

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,371,364

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,891,637	$4,465,131
Net realized gain (loss)	2,252,516	11,300,480
Net change in unrealized appreciation (depreciation)	18,227,211	15,573,722

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	23,371,364	31,339,333

Distributions to shareholders:
Class IB	—	(13,741,490)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 594,796 and 1,006,675 shares, respectively ]	10,354,345	16,152,501
Capital shares issued in reinvestment of dividends and distributions [ 0 and 871,922 shares, respectively ]	—	13,741,490
Capital shares repurchased [ (1,058,756) and (1,717,007) shares, respectively ]	(18,559,738)	(27,475,277)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,205,393)	2,418,714

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,165,971	20,016,557
NET ASSETS:
Beginning of period	220,906,831	200,890,274

End of period	$236,072,802	$220,906,831

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.97		$14.70	$15.05	$14.36	$16.62	$14.29

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21		0.34	0.33	0.31	0.25	0.26
Net realized and unrealized gain (loss)	1.48		1.99	(0.27)	1.12	(1.72)	2.71

Total from investment operations	1.69		2.33	0.06	1.43	(1.47)	2.97

Less distributions:
Dividends from net investment income	—		(0.42)	(0.34)	(0.33)	(0.26)	(0.48)
Distributions from net realized gains	—		(0.64)	(0.06)	(0.41)	(0.53)	(0.16)
Tax return of capital	—		—	(0.01)	—	—	—

Total dividends and distributions	—		(1.06)	(0.41)	(0.74)	(0.79)	(0.64)

Net asset value, end of period	$17.66		$15.97	$14.70	$15.05	$14.36	$16.62

Total return (b)(y)	10.58%		15.93%	0.31%	10.08%	(8.97)%	20.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$236,073		$220,907	$200,890	$214,581	$203,362	$236,886
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	1.15%		1.16%	1.17%	1.16%	1.14%	1.18	%(h)
Before waivers (a)(f)	1.15%		1.16%	1.17%	1.16%	1.14%	1.18%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	2.45%		2.09%	2.19%	2.09%	1.60%	1.62%
Before waivers (a)(g)	2.45%		2.09%	2.19%	2.09%	1.60%	1.62%
Portfolio turnover rate^	25	%(z)	112%	132%	88%	100%	140%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(h)	Includes Interest Expense of less than 0.005%.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.15%, 1.16%, 1.17%, 1.16%, 1.14% and 1.18% for Class IB for the period ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.3%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	13,854	$286,778
Comcast Corp., Class A	7,106	174,452
Verizon Communications, Inc.	8,328	352,608

		813,838

Entertainment (0.4%)
Electronic Arts, Inc.	451	92,473
Live Nation Entertainment, Inc.*	315	57,680
Netflix, Inc.*	8,398	599,617
Take-Two Interactive Software, Inc.*	347	86,743
TKO Group Holdings, Inc., Class A	126	25,365
Walt Disney Co. (The)	3,463	333,314
Warner Bros Discovery, Inc.*	4,959	132,207

		1,327,399

Interactive Media & Services (2.6%)
Alphabet, Inc., Class A	11,696	4,179,799
Alphabet, Inc., Class C	9,429	3,331,549
Meta Platforms, Inc., Class A	4,384	2,469,463

		9,980,811

Media (0.1%)
Charter Communications, Inc., Class A*	172	24,460
EchoStar Corp., Class A*	270	27,405
Fox Corp., Class A	402	20,968
Fox Corp., Class B	283	13,256
News Corp., Class A	750	18,622
News Corp., Class B	247	6,931
Omnicom Group, Inc.	571	41,586
Paramount Skydance Corp., Class B (x)	623	6,143
Trade Desk, Inc. (The), Class A*	882	15,947

		175,318

Wireless Telecommunication Services (0.0%)†
T-Mobile US, Inc.	929	155,821

Total Communication Services		12,453,187

Consumer Discretionary (3.1%)
Automobile Components (0.0%)†
Aptiv plc*	426	26,148

Automobiles (0.7%)
Ford Motor Co.	7,833	108,878
General Motors Co.	1,810	139,515
Tesla, Inc.*	5,618	2,362,931

		2,611,324

Broadline Retail (1.2%)
Amazon.com, Inc.*	19,538	4,656,687
eBay, Inc.	887	99,122

		4,755,809

Distributors (0.0%)†
Genuine Parts Co.	278	32,798

Hotels, Restaurants & Leisure (0.5%)
Airbnb, Inc., Class A*	836	119,632
Booking Holdings, Inc.	1,547	275,737
Carnival Corp. Ltd.	2,569	73,396
Chipotle Mexican Grill, Inc.*	2,560	87,040
Darden Restaurants, Inc.	232	47,794
Domino’s Pizza, Inc.	61	18,059
DoorDash, Inc., Class A*	748	138,029
Expedia Group, Inc.	229	58,597
Hilton Worldwide Holdings, Inc.	455	150,359
Las Vegas Sands Corp.	609	28,130
Marriott International, Inc., Class A	437	161,948
McDonald’s Corp.	1,418	383,300
MGM Resorts International*	384	18,359
Norwegian Cruise Line Holdings Ltd.*	912	19,252
Royal Caribbean Cruises Ltd.	498	158,130
Starbucks Corp.	2,276	232,584
Wynn Resorts Ltd.	170	16,505
Yum! Brands, Inc.	555	88,722

		2,075,573

Household Durables (0.1%)
DR Horton, Inc.	529	86,163
Garmin Ltd.	327	77,676
Lennar Corp., Class A	432	39,092
NVR, Inc.*	5	34,067
PulteGroup, Inc.	385	52,826

		289,824

Leisure Products (0.0%)†
Hasbro, Inc.	267	22,051

Specialty Retail (0.5%)
AutoZone, Inc.*	33	105,466
Best Buy Co., Inc.	392	29,745
Carvana Co.*	1,415	93,135
Home Depot, Inc. (The)	1,985	700,070
Lowe’s Cos., Inc.	1,123	247,610
O’Reilly Automotive, Inc.*	1,655	152,409
Ross Stores, Inc.	648	137,927
TJX Cos., Inc. (The)	2,206	334,209
Tractor Supply Co.	1,057	33,412
Ulta Beauty, Inc.*	89	40,137
Williams-Sonoma, Inc.	239	55,711

		1,929,831

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	284	28,198
Lululemon Athletica, Inc.*	216	24,663
NIKE, Inc., Class B	2,379	97,658
Ralph Lauren Corp.	77	30,909
Tapestry, Inc.	405	59,284

		240,712

Total Consumer Discretionary		11,984,070

Consumer Staples (1.5%)
Beverages (0.3%)
Brown-Forman Corp., Class B (x)	351	9,354
Coca-Cola Co. (The)	7,723	627,648
Constellation Brands, Inc., Class A	282	39,223
Keurig Dr. Pepper, Inc.	2,719	88,993
Molson Coors Beverage Co., Class B	338	13,169
Monster Beverage Corp.*	1,428	137,259
PepsiCo, Inc.	2,727	369,236

		1,284,882

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples Distribution & Retail (0.6%)
Casey’s General Stores, Inc.	74	$58,814
Costco Wholesale Corp.	886	828,826
Dollar General Corp.	441	50,764
Dollar Tree, Inc.*	370	44,752
Kroger Co. (The)	1,133	62,916
Sysco Corp.	959	80,153
Target Corp.	906	118,333
Walmart, Inc.	8,744	990,345

		2,234,903

Food Products (0.1%)
Archer-Daniels-Midland Co.	962	73,497
Bunge Global SA	271	28,924
General Mills, Inc.	1,069	37,201
Hershey Co. (The)	295	51,758
Hormel Foods Corp.	583	14,470
J M Smucker Co. (The)	214	24,075
Kraft Heinz Co. (The)	1,706	40,296
McCormick & Co., Inc. (Non-Voting)	507	25,563
Mondelez International, Inc., Class A	2,567	148,475
Tyson Foods, Inc., Class A	567	32,461

		476,720

Household Products (0.3%)
Church & Dwight Co., Inc.	474	45,921
Clorox Co. (The)	244	23,287
Colgate-Palmolive Co.	1,598	146,505
Kimberly-Clark Corp.	664	72,887
Procter & Gamble Co. (The)	4,645	681,143

		969,743

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	492	38,843
Kenvue, Inc.	3,834	73,268

		112,111

Tobacco (0.2%)
Altria Group, Inc.	3,330	239,593
Philip Morris International, Inc.	3,115	563,535

		803,128

Total Consumer Staples		5,881,487

Energy (1.0%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,974	109,557
Halliburton Co.	1,677	56,934
SLB Ltd.	2,991	139,051

		305,542

Oil, Gas & Consumable Fuels (0.9%)
APA Corp.	710	23,125
Chevron Corp.	3,734	618,948
ConocoPhillips	2,431	252,727
Devon Energy Corp.	2,309	95,408
Diamondback Energy, Inc.	389	68,378
EOG Resources, Inc.	1,064	138,033
EQT Corp.	1,249	66,409
Expand Energy Corp.	477	43,498
Exxon Mobil Corp.	8,267	1,130,264
Kinder Morgan, Inc.	3,919	125,290
Marathon Petroleum Corp.	585	149,567
Occidental Petroleum Corp.	1,439	69,892
ONEOK, Inc.	1,259	109,458
Phillips 66	806	136,254
Targa Resources Corp.	430	115,300
Texas Pacific Land Corp.	116	50,766
Valero Energy Corp.	595	154,962
Williams Cos., Inc. (The)	2,443	181,613

		3,529,892

Total Energy		3,835,434

Financials (3.9%)
Banks (1.1%)
Bank of America Corp.	13,023	742,051
Citigroup, Inc.	3,402	476,144
Citizens Financial Group, Inc.	851	59,630
Fifth Third Bancorp	1,799	101,410
Huntington Bancshares, Inc.	4,076	72,267
JPMorgan Chase & Co.	5,346	1,749,906
KeyCorp	1,860	42,873
M&T Bank Corp.	293	69,737
PNC Financial Services Group, Inc. (The)	803	197,715
Regions Financial Corp.	1,737	52,457
Truist Financial Corp.	2,487	123,902
US Bancorp	3,111	187,904
Wells Fargo & Co.	6,102	504,269

		4,380,265

Capital Markets (1.0%)
Ameriprise Financial, Inc.	180	82,577
Ares Management Corp., Class A	413	45,971
Bank of New York Mellon Corp. (The)	1,370	198,116
BlackRock, Inc.	288	276,929
Blackstone, Inc.	1,483	174,505
Cboe Global Markets, Inc.	210	50,961
Charles Schwab Corp. (The)	3,260	300,800
CME Group, Inc.	722	159,439
Coinbase Global, Inc., Class A*	447	65,347
FactSet Research Systems, Inc. (x)	74	17,026
Franklin Resources, Inc.	615	20,461
Goldman Sachs Group, Inc. (The)	591	597,720
Interactive Brokers Group, Inc., Class A	892	77,640
Intercontinental Exchange, Inc.	1,137	139,976
KKR & Co., Inc.	1,375	126,197
Moody’s Corp.	300	135,876
Morgan Stanley	2,392	500,024
MSCI, Inc.	145	81,206
Nasdaq, Inc.	899	70,859
Northern Trust Corp.	373	64,842
Raymond James Financial, Inc.	352	53,515
Robinhood Markets, Inc., Class A*	1,582	158,643
S&P Global, Inc.	608	247,614
State Street Corp.	559	94,806
T. Rowe Price Group, Inc.	437	49,682

		3,790,732

Consumer Finance (0.2%)
American Express Co.	1,063	359,560
Capital One Financial Corp.	1,242	249,170

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Synchrony Financial	672	$51,106

		659,836

Financial Services (1.1%)
Apollo Global Management, Inc.	921	108,964
Berkshire Hathaway, Inc., Class B*	3,657	1,829,926
Block, Inc., Class A*	1,069	81,244
Corpay, Inc.*	131	43,658
Fidelity National Information Services, Inc.	1,037	40,319
Fiserv, Inc.*	1,078	52,876
Global Payments, Inc.	474	34,393
Jack Henry & Associates, Inc.	145	19,972
Mastercard, Inc., Class A	1,612	827,923
PayPal Holdings, Inc.	1,761	76,040
Visa, Inc., Class A	3,310	1,135,628

		4,250,943

Insurance (0.5%)
Aflac, Inc.	915	107,284
Allstate Corp. (The)	516	122,777
American International Group, Inc.	1,059	78,927
Aon plc, Class A	430	142,627
Arch Capital Group Ltd.*	695	67,457
Arthur J Gallagher & Co.	514	117,999
Assurant, Inc.	100	26,853
Brown & Brown, Inc.	587	37,656
Chubb Ltd.	720	245,333
Cincinnati Financial Corp.	311	57,578
Erie Indemnity Co., Class A (x)	51	12,227
Everest Group Ltd.	81	28,936
Globe Life, Inc.	159	28,410
Hartford Insurance Group, Inc. (The)	557	73,814
Loews Corp.	338	38,265
Marsh & McLennan Cos., Inc.	962	160,337
MetLife, Inc.	1,080	91,379
Principal Financial Group, Inc.	396	42,681
Progressive Corp. (The)	1,167	254,931
Prudential Financial, Inc.	696	75,119
Travelers Cos., Inc. (The)	425	140,301
W.R. Berkley Corp.	597	42,106
Willis Towers Watson plc	190	49,660

		2,042,657

Total Financials		15,124,433

Health Care (3.0%)
Biotechnology (0.5%)
AbbVie, Inc.	3,524	886,779
Amgen, Inc.	1,078	390,365
Biogen, Inc.*	293	63,306
Gilead Sciences, Inc.	2,483	313,702
Incyte Corp.*	330	37,409
Moderna, Inc.*	696	48,741
Regeneron Pharmaceuticals, Inc.	200	124,708
Vertex Pharmaceuticals, Inc.*	508	252,339

		2,117,349

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories	3,481	315,866
Align Technology, Inc.*	135	22,769
Baxter International, Inc.	1,028	21,917
Becton Dickinson & Co.	552	83,534
Boston Scientific Corp.*	2,967	126,632
Cooper Cos., Inc. (The)*	392	28,110
Dexcom, Inc.*	771	51,927
Edwards Lifesciences Corp.*	1,150	104,029
GE HealthCare Technologies, Inc.	912	58,377
IDEXX Laboratories, Inc.*	158	83,178
Insulet Corp.*	141	21,467
Intuitive Surgical, Inc.*	707	281,160
Medtronic plc	2,566	200,738
ResMed, Inc.	292	56,905
Solventum Corp.*	294	22,682
STERIS plc	197	41,482
Stryker Corp.	689	216,925
Zimmer Biomet Holdings, Inc.	386	33,231

		1,770,929

Health Care Providers & Services (0.6%)
Cardinal Health, Inc.	471	111,891
Cencora, Inc.	389	110,079
Centene Corp.*	935	60,018
Cigna Group (The)	528	145,559
CVS Health Corp.	2,541	262,866
DaVita, Inc.*	67	14,906
Elevance Health, Inc.	434	167,841
HCA Healthcare, Inc.	310	120,866
Henry Schein, Inc.*	200	16,704
Humana, Inc.	240	95,333
Labcorp Holdings, Inc.	167	46,760
McKesson Corp.	240	181,344
Quest Diagnostics, Inc.	220	46,629
UnitedHealth Group, Inc.	1,813	753,537
Universal Health Services, Inc., Class B	112	16,653

		2,150,986

Health Care Technology (0.0%)†
Veeva Systems, Inc., Class A*	303	53,773

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	560	74,385
Bio-Techne Corp.	311	21,972
Charles River Laboratories International, Inc.*	100	22,679
Danaher Corp.	1,258	239,624
IQVIA Holdings, Inc.*	333	64,342
Mettler-Toledo International, Inc.*	40	51,100
Revvity, Inc.	227	25,256
Thermo Fisher Scientific, Inc.	743	372,511
Waters Corp.*	196	73,508
West Pharmaceutical Services, Inc.	144	51,696

		997,073

Pharmaceuticals (1.1%)
Bristol-Myers Squibb Co.	4,074	234,744
Eli Lilly & Co.	1,580	1,895,099
Johnson & Johnson	4,801	1,219,310
Merck & Co., Inc.	4,926	632,991
Pfizer, Inc.	11,380	274,030
Viatris, Inc.	2,305	36,604
Zoetis, Inc.	845	60,722

		4,353,500

Total Health Care		11,443,610

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (3.0%)
Aerospace & Defense (0.7%)
Axon Enterprise, Inc.*	158	$88,576
Boeing Co. (The)*	1,572	340,291
GE Aerospace	2,080	777,358
General Dynamics Corp.	507	179,600
Honeywell Aerospace, Inc.*	633	139,833
Howmet Aerospace, Inc.	802	215,626
Huntington Ingalls Industries, Inc.	78	21,831
L3Harris Technologies, Inc.	374	108,681
Lockheed Martin Corp.	405	206,331
Northrop Grumman Corp.	267	135,986
RTX Corp.	2,688	509,994
Textron, Inc.	348	31,922
TransDigm Group, Inc.	112	149,189

		2,905,218

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	236	44,448
Expeditors International of Washington, Inc.	261	42,538
FedEx Corp.	433	135,585
United Parcel Service, Inc., Class B	1,478	158,885

		381,456

Building Products (0.2%)
A.O. Smith Corp.	209	13,108
Allegion plc	174	24,445
Builders FirstSource, Inc.*	221	19,775
Carrier Global Corp.	1,558	114,279
Johnson Controls International plc	1,224	178,839
Lennox International, Inc.	63	36,096
Masco Corp.	408	33,199
Trane Technologies plc	443	217,584

		637,325

Commercial Services & Supplies (0.1%)
Cintas Corp.	681	115,824
Copart, Inc.*	1,782	50,235
Republic Services, Inc.	399	85,019
Rollins, Inc.	587	24,501
Veralto Corp.	496	43,985
Waste Management, Inc.	742	165,377

		484,941

Construction & Engineering (0.1%)
Comfort Systems USA, Inc.	70	138,737
EMCOR Group, Inc.	90	74,689
Quanta Services, Inc.	298	214,572

		427,998

Electrical Equipment (0.4%)
AMETEK, Inc.	461	111,534
Eaton Corp. plc	777	331,095
Emerson Electric Co.	1,125	161,044
GE Vernova, Inc.	539	633,250
Generac Holdings, Inc.*	119	34,845
Hubbell, Inc., Class B	106	55,459
Rockwell Automation, Inc.	224	110,898
Vertiv Holdings Co., Class A	765	256,137

		1,694,262

Ground Transportation (0.3%)
CSX Corp.	3,721	176,859
Fedex Freight Holding Co., Inc.*	216	32,616
JB Hunt Transport Services, Inc.	150	43,415
Norfolk Southern Corp.	450	141,566
Old Dominion Freight Line, Inc.	369	79,925
Uber Technologies, Inc.*	4,063	293,186
Union Pacific Corp.	1,188	323,136

		1,090,703

Industrial Conglomerates (0.1%)
3M Co.	1,042	168,710
Honeywell International, Inc.	633	141,617

		310,327

Machinery (0.7%)
Caterpillar, Inc.	920	979,708
Cummins, Inc.	276	196,846
Deere & Co.	502	318,434
Dover Corp.	270	60,555
Fortive Corp.	610	37,265
IDEX Corp.	151	34,269
Illinois Tool Works, Inc.	525	141,997
Ingersoll Rand, Inc.	713	58,459
Nordson Corp.	106	31,979
Otis Worldwide Corp.	779	55,776
PACCAR, Inc.	1,050	126,126
Parker-Hannifin Corp.	252	246,486
Pentair plc	327	25,068
Snap-on, Inc.	104	41,850
Stanley Black & Decker, Inc.	309	29,083
Westinghouse Air Brake Technologies Corp.	341	91,934
Xylem, Inc.	475	56,150

		2,531,985

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	1,299	121,664
Southwest Airlines Co.	984	50,597
United Airlines Holdings, Inc.*	648	88,122

		260,383

Professional Services (0.1%)
Automatic Data Processing, Inc.	799	178,936
Broadridge Financial Solutions, Inc.	233	31,909
Equifax, Inc.	241	38,252
Jacobs Solutions, Inc.	235	29,610
Leidos Holdings, Inc.	255	26,257
Paychex, Inc.	648	63,718
Verisk Analytics, Inc.	262	47,037

		415,719

Trading Companies & Distributors (0.1%)
Fastenal Co.	2,298	110,373
United Rentals, Inc.	125	141,611
W.W. Grainger, Inc.	87	118,355

		370,339

Total Industrials		11,510,656

Information Technology (12.8%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	2,058	349,613

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Ciena Corp.*	282	$138,338
Cisco Systems, Inc.	7,877	925,232
F5, Inc.*	113	47,004
Lumentum Holdings, Inc.*	155	132,999
Motorola Solutions, Inc.	332	137,876

		1,731,062

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	2,461	433,924
CDW Corp.	259	36,426
Coherent Corp.*	391	154,238
Corning, Inc.	1,562	398,982
Flex Ltd.*	735	119,121
Jabil, Inc.	211	81,336
Keysight Technologies, Inc.*	343	120,074
TE Connectivity plc	587	118,345
Teledyne Technologies, Inc.*	94	62,689
Zebra Technologies Corp., Class A*	98	25,799

		1,550,934

IT Services (0.2%)
Accenture plc, Class A	1,224	152,315
Akamai Technologies, Inc.*	279	32,981
Cognizant Technology Solutions Corp., Class A	958	37,103
Gartner, Inc.*	141	18,276
GoDaddy, Inc., Class A*	270	22,918
International Business Machines Corp.	1,870	525,863
VeriSign, Inc.	165	41,507

		830,963

Semiconductors & Semiconductor Equipment (6.4%)
Advanced Micro Devices, Inc.*	3,252	1,889,119
Analog Devices, Inc.	975	387,241
Applied Materials, Inc.	1,584	1,145,232
Broadcom, Inc.	9,446	3,568,226
First Solar, Inc.*	215	50,731
Intel Corp.*	9,426	1,316,152
KLA Corp.	2,607	786,558
Lam Research Corp.	2,499	1,082,892
Marvell Technology, Inc.	1,749	521,010
Microchip Technology, Inc.	1,082	98,678
Micron Technology, Inc.	2,252	2,599,461
Monolithic Power Systems, Inc.	98	135,471
NVIDIA Corp.	48,350	9,674,352
NXP Semiconductors NV	503	141,358
ON Semiconductor Corp.*	789	74,592
Qnity Electronics, Inc.	419	68,427
QUALCOMM, Inc.	2,101	388,244
Skyworks Solutions, Inc.	296	20,069
Teradyne, Inc.	314	151,926
Texas Instruments, Inc.	1,816	541,295

		24,641,034

Software (2.5%)
Adobe, Inc.*	808	165,656
AppLovin Corp., Class A*	539	277,709
Autodesk, Inc.*	424	82,434
Cadence Design Systems, Inc.*	544	204,174
Crowdstrike Holdings, Inc., Class A*	504	384,623
Datadog, Inc., Class A*	657	171,056
Fair Isaac Corp.*	46	54,960
Fortinet, Inc.*	1,243	190,950
Gen Digital, Inc.	1,103	27,454
Intuit, Inc.	556	145,116
Microsoft Corp.	14,825	5,530,021
Oracle Corp.	3,384	495,925
Palantir Technologies, Inc., Class A*	4,572	533,415
Palo Alto Networks, Inc.*	1,618	551,770
PTC, Inc.*	239	27,153
Roper Technologies, Inc.	202	68,355
Salesforce, Inc.	1,634	255,982
ServiceNow, Inc.*	2,056	204,120
Synopsys, Inc.*	383	170,845
Trimble, Inc.*	477	24,413
Tyler Technologies, Inc.*	86	25,152
Workday, Inc., Class A*	407	49,825

		9,641,108

Technology Hardware, Storage & Peripherals (2.8%)
Apple, Inc.	29,320	8,484,035
Dell Technologies, Inc., Class C	580	250,247
Hewlett Packard Enterprise Co.	2,641	119,136
HP, Inc.	1,838	40,326
NetApp, Inc.	396	61,285
Sandisk Corp.*	295	670,750
Seagate Technology Holdings plc	448	432,320
Super Micro Computer, Inc.*	1,067	31,295
Western Digital Corp.	688	439,439

		10,528,833

Total Information Technology		48,923,934

Materials (0.6%)
Chemicals (0.3%)
Air Products and Chemicals, Inc.	443	129,879
Albemarle Corp.	235	31,732
CF Industries Holdings, Inc.	311	33,669
Corteva, Inc.	1,346	113,993
Dow, Inc.	1,437	39,316
DuPont de Nemours, Inc.	273	37,030
Ecolab, Inc.	506	140,977
International Flavors & Fragrances, Inc.	513	40,640
Linde plc	923	478,982
LyondellBasell Industries NV, Class A	516	27,167
Mosaic Co. (The)	636	13,477
PPG Industries, Inc.	450	54,580
Sherwin-Williams Co. (The)	458	157,698

		1,299,140

Construction Materials (0.1%)
CRH plc	1,334	142,738
Martin Marietta Materials, Inc.	121	69,781
Vulcan Materials Co.	259	76,407

		288,926

Containers & Packaging (0.1%)
Amcor plc	924	40,055
Avery Dennison Corp.	156	25,327
Ball Corp.	536	33,446
International Paper Co.	1,056	40,234
Packaging Corp. of America	179	42,652

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Smurfit Westrock plc	1,044	$48,296

		230,010

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	2,874	180,746
Newmont Corp.	2,128	198,755
Nucor Corp.	458	102,019
Steel Dynamics, Inc.	271	62,184

		543,704

Total Materials		2,361,780

Real Estate (0.6%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	310	16,384
Healthpeak Properties, Inc. (REIT)	1,391	29,767
Ventas, Inc. (REIT)	951	84,449
Welltower, Inc. (REIT)	1,397	317,077

		447,677

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	1,280	30,349

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	1,860	251,974

Office REITs (0.0%)†
BXP, Inc. (REIT)	294	19,495

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	582	78,389
CoStar Group, Inc.*	849	24,044

		102,433

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	277	52,267
Camden Property Trust (REIT)	207	23,699
Equity Residential (REIT)	689	46,804
Essex Property Trust, Inc. (REIT)	130	37,907
Invitation Homes, Inc. (REIT)	1,092	32,989
Mid-America Apartment Communities, Inc. (REIT)	234	32,512
UDR, Inc. (REIT)	603	24,072

		250,250

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	159	19,627
Kimco Realty Corp. (REIT)	1,356	34,375
Realty Income Corp. (REIT)	1,841	114,068
Regency Centers Corp. (REIT)	329	26,234
Simon Property Group, Inc. (REIT)	650	145,373

		339,677

Specialized REITs (0.2%)
American Tower Corp. (REIT)	931	152,284
Crown Castle, Inc. (REIT)	873	66,112
Digital Realty Trust, Inc. (REIT)	647	116,188
Equinix, Inc. (REIT)	197	205,351
Extra Space Storage, Inc. (REIT)	425	61,753
Iron Mountain, Inc. (REIT)	591	74,649
Public Storage (REIT)	315	100,268
SBA Communications Corp. (REIT)	214	37,762
VICI Properties, Inc. (REIT), Class A	2,138	56,764
Weyerhaeuser Co. (REIT)	1,442	34,521

		905,652

Total Real Estate		2,347,507

Utilities (0.7%)
Electric Utilities (0.5%)
Alliant Energy Corp.	515	39,289
American Electric Power Co., Inc.	1,083	148,165
Constellation Energy Corp.	631	156,721
Duke Energy Corp.	1,557	197,085
Edison International	769	57,252
Entergy Corp.	906	104,063
Evergy, Inc.	461	39,844
Eversource Energy	751	54,275
Exelon Corp.	2,048	95,478
FirstEnergy Corp.	1,040	49,442
NextEra Energy, Inc.	4,170	366,001
NRG Energy, Inc.	425	62,076
PG&E Corp.	4,401	74,025
Pinnacle West Capital Corp.	239	25,573
PPL Corp.	1,480	53,798
Southern Co. (The)	2,223	212,763
Xcel Energy, Inc.	1,246	100,054

		1,835,904

Gas Utilities (0.0%)†
Atmos Energy Corp.	331	57,022

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	1,352	19,820
Vistra Corp.	638	101,206

		121,026

Multi-Utilities (0.2%)
Ameren Corp.	553	62,511
CenterPoint Energy, Inc.	1,309	57,648
CMS Energy Corp.	609	46,589
Consolidated Edison, Inc.	723	79,985
Dominion Energy, Inc.	1,723	117,664
DTE Energy Co.	416	63,386
NiSource, Inc.	956	45,458
Public Service Enterprise Group, Inc.	998	80,998
Sempra	1,308	121,265
WEC Energy Group, Inc.	651	76,017

		751,521

Water Utilities (0.0%)†
American Water Works Co., Inc.	392	51,579

Total Utilities		2,817,052

Total Common Stocks (33.5%)
(Cost $38,200,739)		128,683,150

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (49.2%)
U.S. Treasury Bonds 5.375%, 2/15/31	$1,326,300	1,392,901
4.500%, 2/15/36	569,100	576,708
U.S. Treasury Notes 4.375%, 7/15/27	3,052,900	3,060,914

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
3.625%, 8/31/27	$3,346,600	$3,327,681
3.875%, 10/15/27	2,937,500	2,927,482
4.125%, 10/31/27	2,872,900	2,871,548
2.250%, 11/15/27	2,105,000	2,052,047
4.125%, 11/15/27	2,328,400	2,327,640
3.875%, 11/30/27	3,156,000	3,144,158
0.625%, 12/31/27	920,500	873,760
3.375%, 12/31/27	1,156,200	1,143,173
3.875%, 12/31/27	713,500	710,598
4.250%, 1/15/28	1,098,400	1,099,882
3.500%, 1/31/28	1,139,900	1,128,544
4.250%, 2/15/28	2,439,800	2,443,184
3.375%, 2/29/28	1,679,200	1,658,635
4.000%, 2/29/28	1,476,500	1,472,874
3.625%, 3/31/28	3,740,500	3,706,839
3.750%, 4/15/28	1,193,600	1,185,366
3.500%, 4/30/28	2,605,500	2,575,584
3.750%, 4/30/28	2,965,000	2,944,429
3.750%, 5/15/28	784,700	779,056
3.625%, 5/31/28	134,500	133,207
4.000%, 5/31/28	2,766,400	2,759,156
3.875%, 6/15/28	153,600	152,813
3.875%, 7/15/28	3,717,300	3,697,229
4.125%, 7/31/28	3,496,200	3,494,454
4.375%, 8/31/28	2,098,600	2,107,920
3.375%, 9/15/28	916,900	901,953
4.875%, 10/31/28	3,301,200	3,352,840
4.375%, 11/30/28	2,834,400	2,848,207
1.375%, 12/31/28	926,600	866,018
3.750%, 12/31/28	977,800	968,336
3.500%, 1/15/29	2,161,000	2,126,981
3.500%, 2/15/29	2,841,300	2,795,289
3.500%, 3/15/29	1,924,500	1,892,776
2.375%, 3/31/29	1,986,100	1,895,071
4.125%, 3/31/29	3,250,900	3,248,261
4.625%, 4/30/29	3,119,900	3,158,543
3.875%, 5/15/29	899,700	893,156
2.750%, 5/31/29	118,800	114,267
4.500%, 5/31/29	2,710,000	2,735,351
4.125%, 6/15/29	878,500	878,088
4.250%, 6/30/29	3,342,500	3,351,378
4.000%, 7/31/29	705,800	702,772
3.625%, 8/31/29	1,868,900	1,839,853
4.125%, 10/31/29	1,838,700	1,836,545
4.125%, 11/30/29	2,833,800	2,830,697
4.375%, 12/31/29	3,358,300	3,381,510
4.250%, 1/31/30	3,081,300	3,089,725
4.000%, 3/31/30	619,800	616,253
3.500%, 4/30/30	252,500	246,522
3.875%, 4/30/30	3,107,200	3,075,250
0.625%, 5/15/30	589,400	515,253
3.750%, 5/31/30	77,400	76,221
4.000%, 5/31/30	2,685,500	2,669,000
3.875%, 6/30/30	3,467,800	3,429,827
3.875%, 7/31/30	2,816,700	2,785,083
3.625%, 8/31/30	2,875,700	2,814,936
3.625%, 10/31/30	1,473,000	1,440,635
4.875%, 10/31/30	270,500	277,790
0.875%, 11/15/30	970,900	843,682
3.500%, 11/30/30	1,161,200	1,129,425
4.375%, 11/30/30	640,700	645,472
3.625%, 12/31/30	1,411,100	1,378,823
3.750%, 12/31/30	661,200	649,316
1.125%, 2/15/31	2,966,200	2,590,135
4.250%, 2/28/31	1,929,500	1,934,320
4.125%, 3/31/31	729,400	727,175
3.875%, 4/30/31	307,400	303,232
4.625%, 4/30/31	1,874,800	1,909,665
1.625%, 5/15/31	150,400	133,521
4.125%, 5/31/31	1,641,700	1,637,103
4.625%, 5/31/31	2,019,100	2,056,960
4.250%, 6/30/31	1,866,500	1,870,822
4.125%, 7/31/31	2,181,500	2,174,095
3.750%, 8/31/31	399,200	390,796
4.125%, 10/31/31	740,500	737,520
4.125%, 11/30/31	1,077,800	1,073,081
4.500%, 12/31/31	1,188,800	1,205,138
1.875%, 2/15/32	1,226,300	1,082,873
4.125%, 2/29/32	1,953,400	1,943,566
4.125%, 3/31/32	1,449,100	1,441,218
4.000%, 4/30/32	998,700	986,544
2.875%, 5/15/32	1,251,100	1,162,751
4.125%, 5/31/32	1,952,400	1,940,580
4.000%, 6/30/32	3,780,600	3,731,718
4.000%, 7/31/32	3,795,600	3,744,693
3.750%, 2/28/33	4,113,000	3,988,503
4.250%, 3/31/33	392,200	391,476
4.125%, 4/30/33	191,800	189,943
3.375%, 5/15/33	2,852,100	2,697,056
4.500%, 11/15/33	1,584,300	1,602,259
4.000%, 2/15/34	2,831,300	2,770,369
4.375%, 5/15/34	3,918,800	3,927,094
3.875%, 8/15/34	3,590,700	3,473,442
4.625%, 2/15/35	2,258,900	2,298,784
4.250%, 5/15/35	2,133,800	2,112,462
4.250%, 8/15/35	1,385,900	1,370,742
4.000%, 11/15/35	1,911,400	1,852,266
4.125%, 2/15/36	2,145,400	2,097,128
4.375%, 5/15/36	1,427,400	1,422,493

Total U.S. Treasury Obligations		189,020,410

Total Long-Term Debt Securities (49.2%)
(Cost $190,765,701)		189,020,410

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR*	124	198
Hologic, Inc., CVR*	447	5

Total Rights (0.0%)†
(Cost $130)		203

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (13.8%)
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	11,689	11,689

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	15,100	$15,100
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	52,908,921	52,908,920
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	1,333	1,333

Total Investment Companies		52,937,042

Total Short-Term Investments (13.8%)
(Cost $52,948,946)		52,937,042

Total Investments in Securities (96.5%)
(Cost $281,915,516)		370,640,805
Other Assets Less Liabilities (3.5%)		13,385,450

Net Assets (100%)		$384,026,255

*	Non-income producing.
†	Percent shown is less than 0.05%.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $27,188. This was collateralized by cash of $28,122 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	294	9/2026	USD	46,235,910	(323,895)
Russell 2000 E-Mini Index	50	9/2026	USD	7,614,000	258,452
S&P 500 E-Mini Index	5	9/2026	USD	1,887,063	8,572
S&P Midcap 400 E-Mini Index	19	9/2026	USD	7,381,500	108,784

					51,913

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$12,453,187	$—	$—	$12,453,187
Consumer Discretionary	11,984,070	—	—	11,984,070
Consumer Staples	5,881,487	—	—	5,881,487
Energy	3,835,434	—	—	3,835,434
Financials	15,124,433	—	—	15,124,433
Health Care	11,443,610	—	—	11,443,610
Industrials	11,510,656	—	—	11,510,656
Information Technology	48,923,934	—	—	48,923,934
Materials	2,361,780	—	—	2,361,780
Real Estate	2,347,507	—	—	2,347,507
Utilities	2,817,052	—	—	2,817,052

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Futures	$375,808	$—	$—	$375,808
Rights
Health Care	—	203	—	203
Short-Term Investments
Investment Companies	52,937,042	—	—	52,937,042
U.S. Treasury Obligations	—	189,020,410	—	189,020,410

Total Assets	$181,996,000	$189,020,613	$—	$371,016,613

Liabilities:
Futures	$(323,895)	$—	$—	$(323,895)

Total Liabilities	$(323,895)	$—	$—	$(323,895)

Total	$181,672,105	$189,020,613	$—	$370,692,718

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$375,808	*

Total		$375,808

	Liability Derivatives
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	(323,895	)*

Total		$(323,895)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$6,378,955	$6,378,955

Total	$6,378,955	$6,378,955

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$355,639	$355,639

Total	$355,639	$355,639

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$67,805,000

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,040,079
Long-term U.S. government debt securities	80,302,046

$82,342,125

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$6,623,240
Long-term U.S. government debt securities	74,942,088

$81,565,328

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$93,563,070
Aggregate gross unrealized depreciation	(4,516,074)

Net unrealized appreciation	$89,046,996

Federal income tax cost of investments in securities and derivative instruments, if applicable	$281,645,722

For the period ended June 30, 2026, the Portfolio incurred approximately $43 as brokerage commissions with Invesco Capital Markets Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $281,915,516)	$370,640,805
Cash	8,764,860
Cash held as collateral at broker for futures	3,038,585
Receivable for securities sold	3,341,559
Dividends, interest and other receivables	1,869,334
Due from broker for futures variation margin	266,400
Securities lending income receivable	288
Other assets	5,385

Total assets	387,927,216

LIABILITIES
Payable for securities purchased	3,419,248
Investment management fees payable	225,324
Distribution fees payable – Class IB	78,649
Payable for Portfolio shares repurchased	50,438
Administrative fees payable	39,259
Payable for return of collateral on securities loaned	28,122
Accrued expenses	59,921

Total liabilities	3,900,961

Commitments and contingent liabilities^
NET ASSETS	$384,026,255

Net assets were comprised of:
Paid in capital	$299,912,324
Total distributable earnings (loss)	84,113,931

Net assets	$384,026,255

Class IB
Net asset value, offering and redemption price per share, $384,026,255 / 29,505,522 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.02

(x)	Includes value of securities on loan of $27,188.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest	$3,794,731
Dividends (net of $218 foreign withholding tax)	1,784,356
Securities lending (net)	1,120

Total income	5,580,207

EXPENSES
Investment management fees	1,503,224
Distribution fees – Class IB	469,757
Administrative fees	233,921
Professional fees	33,177
Custodian fees	14,989
Printing and mailing expenses	14,648
Trustees’ fees	5,873
Miscellaneous	10,077

Gross expenses	2,285,666
Less: Waiver from investment manager	(157,594)

Net expenses	2,128,072

NET INVESTMENT INCOME (LOSS)	3,452,135

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	3,483,805
Futures contracts	6,378,955

Net realized gain (loss)	9,862,760

Change in unrealized appreciation (depreciation) on:
Investments in securities	4,731,766
Futures contracts	355,639
Foreign currency translations	(1)

Net change in unrealized appreciation (depreciation)	5,087,404

NET REALIZED AND UNREALIZED GAIN (LOSS)	14,950,164

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,402,299

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,452,135	$7,097,152
Net realized gain (loss)	9,862,760	12,715,479
Net change in unrealized appreciation (depreciation)	5,087,404	13,684,559

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,402,299	33,497,190

Distributions to shareholders:
Class IB	—	(18,021,367)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 857,311 and 2,115,266 shares, respectively ]	10,788,233	25,638,510
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,458,025 shares, respectively ]	—	18,021,367
Capital shares repurchased [ (1,764,022) and (4,055,648) shares, respectively ]	(22,268,537)	(49,807,208)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(11,480,304)	(6,147,331)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,921,995	9,328,492
NET ASSETS:
Beginning of period	377,104,260	367,775,768

End of period	$384,026,255	$377,104,260

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.40		$11.90	$11.28	$10.24	$11.79	$11.60

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.24	0.23	0.17	0.03	(0.05)
Net realized and unrealized gain (loss)	0.50		0.88	0.76	1.05	(1.55)	0.96

Total from investment operations	0.62		1.12	0.99	1.22	(1.52)	0.91

Less distributions:
Dividends from net investment income	—		(0.24)	(0.24)	(0.18)	(0.03)	—
Distributions from net realized gains	—		(0.38)	(0.13)	—	—	(0.72)

Total dividends and distributions	—		(0.62)	(0.37)	(0.18)	(0.03)	(0.72)

Net asset value, end of period	$13.02		$12.40	$11.90	$11.28	$10.24	$11.79

Total return (b)(y)	5.00%		9.42%	8.79%	11.89%	(12.89)%	7.96%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$384,026		$377,104	$367,776	$351,409	$317,009	$371,682
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	1.13%		1.13%	1.13%	1.13%	1.17%	1.18%
Before waivers (a)(f)	1.22%		1.22%	1.22%	1.23%	1.22%	1.21%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	1.84%		1.91%	1.98%	1.61%	0.31%	(0.41)%
Before waivers (a)(g)	1.75%		1.83%	1.89%	1.51%	0.26%	(0.43)%
Portfolio turnover rate^	26	%(z)	74%	37%	44%	67%	75%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.15%, 1.15%, 1.15%, 1.15%, 1.18% and 1.20% for Class IB for the period ended June 30, 2026 and year ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (3.7%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	18,454	$381,998
Comcast Corp., Class A	9,463	232,317
Verizon Communications, Inc.	11,090	469,550

		1,083,865

Entertainment (0.4%)
Electronic Arts, Inc.	600	123,024
Live Nation Entertainment, Inc.*	420	76,906
Netflix, Inc.*	11,184	798,537
Take-Two Interactive Software, Inc.*	464	115,991
TKO Group Holdings, Inc., Class A	167	33,619
Walt Disney Co. (The)	4,612	443,905
Warner Bros Discovery, Inc.*	6,598	175,903

		1,767,885

Interactive Media & Services (2.9%)
Alphabet, Inc., Class A	15,581	5,568,182
Alphabet, Inc., Class C	12,560	4,437,825
Meta Platforms, Inc., Class A	5,836	3,287,360

		13,293,367

Media (0.1%)
Charter Communications, Inc., Class A*	222	31,571
EchoStar Corp., Class A*	359	36,438
Fox Corp., Class A	535	27,905
Fox Corp., Class B	377	17,659
News Corp., Class A	970	24,085
News Corp., Class B	328	9,204
Omnicom Group, Inc.	757	55,132
Paramount Skydance Corp., Class B (x)	788	7,770
Trade Desk, Inc. (The), Class A*	1,134	20,503

		230,267

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	1,236	207,314

Total Communication Services		16,582,698

Consumer Discretionary (3.5%)
Automobile Components (0.0%)†
Aptiv plc*	567	34,802
Versigent plc*	1	42

		34,844

Automobiles (0.8%)
Ford Motor Co.	10,395	144,490
General Motors Co.	2,395	184,607
Tesla, Inc.*	7,482	3,146,929

		3,476,026

Broadline Retail (1.4%)
Amazon.com, Inc.*	26,014	6,200,177
eBay, Inc.	1,179	131,753

		6,331,930

Distributors (0.0%)†
Genuine Parts Co. (x)	370	43,652

Hotels, Restaurants & Leisure (0.6%)
Airbnb, Inc., Class A*	1,110	158,841
Booking Holdings, Inc.	2,058	366,818

Carnival Corp. Ltd.	3,417	$97,624
Chipotle Mexican Grill, Inc.*	3,407	115,838
Darden Restaurants, Inc.	307	63,245
Domino’s Pizza, Inc.	83	24,571
DoorDash, Inc., Class A*	1,005	185,453
Expedia Group, Inc.	304	77,787
Hilton Worldwide Holdings, Inc.	605	199,928
Las Vegas Sands Corp.	792	36,582
Marriott International, Inc., Class A	581	215,313
McDonald’s Corp.	1,887	510,075
MGM Resorts International*	511	24,431
Norwegian Cruise Line Holdings Ltd.*	1,214	25,628
Royal Caribbean Cruises Ltd.	662	210,205
Starbucks Corp.	3,031	309,738
Wynn Resorts Ltd.	225	21,845
Yum! Brands, Inc.	732	117,018

		2,760,940

Household Durables (0.1%)
DR Horton, Inc.	700	114,016
Garmin Ltd.	436	103,568
Lennar Corp., Class A	574	51,941
NVR, Inc.*	7	47,694
PulteGroup, Inc.	506	69,428

		386,647

Leisure Products (0.0%)†
Hasbro, Inc.	354	29,237

Specialty Retail (0.5%)
AutoZone, Inc.*	44	140,621
Best Buy Co., Inc.	523	39,685
Carvana Co.*	1,902	125,190
Home Depot, Inc. (The)	2,645	932,839
Lowe’s Cos., Inc.	1,487	327,869
O’Reilly Automotive, Inc.*	2,201	202,690
Ross Stores, Inc.	856	182,200
TJX Cos., Inc. (The)	2,937	444,955
Tractor Supply Co.	1,410	44,570
Ulta Beauty, Inc.*	116	52,314
Williams-Sonoma, Inc.	313	72,960

		2,565,893

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	378	37,532
Lululemon Athletica, Inc.*	278	31,742
NIKE, Inc., Class B	3,178	130,457
Ralph Lauren Corp.	103	41,345
Tapestry, Inc.	539	78,899

		319,975

Total Consumer Discretionary		15,949,144

Consumer Staples (1.7%)
Beverages (0.4%)
Brown-Forman Corp., Class B (x)	455	12,126
Coca-Cola Co. (The)	10,284	835,781
Constellation Brands, Inc., Class A	374	52,019
Keurig Dr. Pepper, Inc.	3,615	118,319
Molson Coors Beverage Co., Class B	426	16,597
Monster Beverage Corp.*	1,901	182,724
PepsiCo, Inc.	3,630	491,502

		1,709,068

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Staples Distribution & Retail (0.7%)
Casey’s General Stores, Inc.	98	$77,889
Costco Wholesale Corp.	1,179	1,102,919
Dollar General Corp.	586	67,454
Dollar Tree, Inc.*	481	58,177
Kroger Co. (The)	1,507	83,684
Sysco Corp.	1,277	106,732
Target Corp.	1,209	157,908
Walmart, Inc.	11,644	1,318,799

		2,973,562

Food Products (0.1%)
Archer-Daniels-Midland Co.	1,281	97,868
Bunge Global SA	360	38,423
General Mills, Inc.	1,423	49,520
Hershey Co. (The)	395	69,303
Hormel Foods Corp.	777	19,285
J M Smucker Co. (The)	284	31,950
Kraft Heinz Co. (The) (x)	2,268	53,570
McCormick & Co., Inc. (Non-Voting)	673	33,933
Mondelez International, Inc., Class A	3,417	197,639
Tyson Foods, Inc., Class A	748	42,823

		634,314

Household Products (0.3%)
Church & Dwight Co., Inc.	631	61,131
Clorox Co. (The)	317	30,255
Colgate-Palmolive Co.	2,125	194,820
Kimberly-Clark Corp.	885	97,146
Procter & Gamble Co. (The)	6,187	907,262

		1,290,614

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	659	52,028
Kenvue, Inc.	5,106	97,576

		149,604

Tobacco (0.2%)
Altria Group, Inc.	4,435	319,098
Philip Morris International, Inc.	4,139	748,787

		1,067,885

Total Consumer Staples		7,825,047

Energy (1.1%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	2,634	146,187
Halliburton Co.	2,233	75,810
SLB Ltd.	3,981	185,077

		407,074

Oil, Gas & Consumable Fuels (1.0%)
APA Corp.	931	30,323
Chevron Corp.	4,972	824,159
ConocoPhillips	3,236	336,415
Devon Energy Corp.	3,062	126,522
Diamondback Energy, Inc.	516	90,702
EOG Resources, Inc.	1,415	183,568
EQT Corp.	1,663	88,422
Expand Energy Corp.	634	57,814
Exxon Mobil Corp.	11,009	1,505,151
Kinder Morgan, Inc.	5,219	166,851

Marathon Petroleum Corp.	775	198,144
Occidental Petroleum Corp.	1,928	93,643
ONEOK, Inc.	1,676	145,711
Phillips 66	1,065	180,038
Targa Resources Corp.	570	152,840
Texas Pacific Land Corp.	154	67,397
Valero Energy Corp.	789	205,487
Williams Cos., Inc. (The)	3,255	241,977

		4,695,164

Total Energy		5,102,238

Financials (4.4%)
Banks (1.3%)
Bank of America Corp.	17,340	988,033
Citigroup, Inc.	4,530	634,019
Citizens Financial Group, Inc.	1,123	78,689
Fifth Third Bancorp	2,400	135,288
Huntington Bancshares, Inc.	5,384	95,458
JPMorgan Chase & Co.	7,122	2,331,244
KeyCorp	2,448	56,427
M&T Bank Corp.	389	92,586
PNC Financial Services Group, Inc. (The)	1,067	262,717
Regions Financial Corp.	2,267	68,463
Truist Financial Corp.	3,309	164,854
US Bancorp	4,123	249,029
Wells Fargo & Co.	8,128	671,698

		5,828,505

Capital Markets (1.1%)
Ameriprise Financial, Inc.	239	109,644
Ares Management Corp., Class A	560	62,334
Bank of New York Mellon Corp. (The)	1,823	263,624
BlackRock, Inc.	383	368,278
Blackstone, Inc.	1,973	232,163
Cboe Global Markets, Inc.	279	67,705
Charles Schwab Corp. (The)	4,342	400,636
CME Group, Inc.	965	213,101
Coinbase Global, Inc., Class A*	595	86,983
FactSet Research Systems, Inc. (x)	97	22,318
Franklin Resources, Inc.	810	26,949
Goldman Sachs Group, Inc. (The)	784	792,914
Interactive Brokers Group, Inc., Class A	1,185	103,142
Intercontinental Exchange, Inc.	1,502	184,911
KKR & Co., Inc.	1,836	168,508
Moody’s Corp.	399	180,715
Morgan Stanley	3,184	665,583
MSCI, Inc.	193	108,088
Nasdaq, Inc.	1,187	93,559
Northern Trust Corp.	491	85,355
Raymond James Financial, Inc.	461	70,086
Robinhood Markets, Inc., Class A*	2,107	211,290
S&P Global, Inc.	805	327,844
State Street Corp.	735	124,656
T. Rowe Price Group, Inc.	569	64,690

		5,035,076

Consumer Finance (0.2%)
American Express Co.	1,414	478,285
Capital One Financial Corp.	1,653	331,625
Synchrony Financial	893	67,913

		877,823

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)

Financial Services (1.2%)
Apollo Global Management, Inc.	1,225	$144,930
Berkshire Hathaway, Inc., Class B*	4,873	2,438,400
Block, Inc., Class A*	1,421	107,996
Corpay, Inc.*	174	57,989
Fidelity National Information Services, Inc.	1,373	53,382
Fiserv, Inc.*	1,416	69,455
Global Payments, Inc.	618	44,842
Jack Henry & Associates, Inc.	194	26,722
Mastercard, Inc., Class A	2,143	1,100,645
PayPal Holdings, Inc.	2,343	101,171
Visa, Inc., Class A	4,411	1,513,370

		5,658,902

Insurance (0.6%)
Aflac, Inc.	1,217	142,693
Allstate Corp. (The)	684	162,751
American International Group, Inc.	1,408	104,938
Aon plc, Class A	567	188,068
Arch Capital Group Ltd.*	924	89,683
Arthur J Gallagher & Co.	682	156,567
Assurant, Inc.	134	35,983
Brown & Brown, Inc.	780	50,037
Chubb Ltd.	958	326,429
Cincinnati Financial Corp.	411	76,093
Erie Indemnity Co., Class A (x)	68	16,303
Everest Group Ltd.	105	37,509
Globe Life, Inc.	206	36,808
Hartford Insurance Group, Inc. (The)	728	96,475
Loews Corp.	446	50,492
Marsh & McLennan Cos., Inc.	1,280	213,338
MetLife, Inc.	1,435	121,415
Principal Financial Group, Inc.	527	56,800
Progressive Corp. (The)	1,552	339,034
Prudential Financial, Inc.	928	100,159
Travelers Cos., Inc. (The)	565	186,518
W.R. Berkley Corp.	781	55,084
Willis Towers Watson plc	252	65,865

		2,709,042

Total Financials		20,109,348

Health Care (3.4%)
Biotechnology (0.6%)
AbbVie, Inc.	4,696	1,181,701
Amgen, Inc.	1,433	518,918
Biogen, Inc.*	391	84,480
Gilead Sciences, Inc.	3,303	417,301
Incyte Corp.*	446	50,559
Moderna, Inc.*	938	65,688
Regeneron Pharmaceuticals, Inc.	265	165,238
Vertex Pharmaceuticals, Inc.*	674	334,796

		2,818,681

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories	4,629	420,036
Align Technology, Inc.*	179	30,190
Baxter International, Inc.	1,367	29,145
Becton Dickinson & Co.	732	110,774
Boston Scientific Corp.*	3,940	168,159
Cooper Cos., Inc. (The)*	522	37,433

Dexcom, Inc.*	1,026	69,101
Edwards Lifesciences Corp.*	1,529	138,313
GE HealthCare Technologies, Inc.	1,215	77,772
IDEXX Laboratories, Inc.*	210	110,552
Insulet Corp.*	188	28,623
Intuitive Surgical, Inc.*	941	374,217
Medtronic plc	3,417	267,312
ResMed, Inc.	386	75,224
Solventum Corp.*	392	30,243
STERIS plc	262	55,169
Stryker Corp.	917	288,708
Zimmer Biomet Holdings, Inc.	514	44,250

		2,355,221

Health Care Providers & Services (0.7%)
Cardinal Health, Inc.	622	147,762
Cencora, Inc.	516	146,018
Centene Corp.*	1,241	79,660
Cigna Group (The)	702	193,527
CVS Health Corp.	3,391	350,799
DaVita, Inc.*	85	18,911
Elevance Health, Inc.	577	223,143
HCA Healthcare, Inc.	412	160,635
Henry Schein, Inc.*	257	21,465
Humana, Inc.	320	127,110
Labcorp Holdings, Inc.	218	61,040
McKesson Corp.	319	241,036
Quest Diagnostics, Inc. (x)	293	62,101
UnitedHealth Group, Inc.	2,412	1,002,500
Universal Health Services, Inc., Class B	146	21,709

		2,857,416

Health Care Technology (0.0%)†
Veeva Systems, Inc., Class A*	399	70,810

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	756	100,419
Bio-Techne Corp.	417	29,461
Charles River Laboratories International, Inc.*	131	29,710
Danaher Corp.	1,673	318,673
IQVIA Holdings, Inc.*	443	85,596
Mettler-Toledo International, Inc.*	54	68,986
Revvity, Inc.	302	33,601
Thermo Fisher Scientific, Inc.	987	494,842
Waters Corp.*	261	97,885
West Pharmaceutical Services, Inc.	188	67,492

		1,326,665

Pharmaceuticals (1.3%)
Bristol-Myers Squibb Co.	5,422	312,416
Eli Lilly & Co.	2,102	2,521,202
Johnson & Johnson	6,397	1,624,646
Merck & Co., Inc.	6,560	842,960
Pfizer, Inc.	15,137	364,499
Viatris, Inc.	3,093	49,117
Zoetis, Inc.	1,113	79,980

		5,794,820

Total Health Care		15,223,613

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)

Industrials (3.4%)
Aerospace & Defense (0.9%)
Axon Enterprise, Inc.*	214	$119,971
Boeing Co. (The)*	2,094	453,288
GE Aerospace	2,771	1,035,606
General Dynamics Corp.	674	238,758
Honeywell Aerospace, Inc.*	842	186,039
Howmet Aerospace, Inc.	1,063	285,798
Huntington Ingalls Industries, Inc.	105	29,388
L3Harris Technologies, Inc.	495	143,842
Lockheed Martin Corp.	539	274,599
Northrop Grumman Corp.	355	180,805
RTX Corp.	3,577	678,664
Textron, Inc.	464	42,563
TransDigm Group, Inc.	149	198,474

		3,867,795

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	316	59,515
Expeditors International of Washington, Inc.	347	56,554
FedEx Corp.	583	182,555
United Parcel Service, Inc., Class B	1,983	213,173

		511,797

Building Products (0.2%)
A.O. Smith Corp.	292	18,314
Allegion plc	228	32,032
Builders FirstSource, Inc.*	294	26,307
Carrier Global Corp.	2,074	152,128
Johnson Controls International plc	1,620	236,698
Lennox International, Inc.	85	48,701
Masco Corp.	543	44,184
Trane Technologies plc	587	288,311

		846,675

Commercial Services & Supplies (0.2%)
Cintas Corp.	906	154,093
Copart, Inc.*	2,374	66,923
Republic Services, Inc.	531	113,145
Rollins, Inc.	781	32,599
Veralto Corp.	654	57,997
Waste Management, Inc.	981	218,645

		643,402

Construction & Engineering (0.1%)
Comfort Systems USA, Inc.	94	186,303
EMCOR Group, Inc.	118	97,926
Quanta Services, Inc.	399	287,296

		571,525

Electrical Equipment (0.5%)
AMETEK, Inc.	609	147,342
Eaton Corp. plc	1,031	439,330
Emerson Electric Co.	1,488	213,007
GE Vernova, Inc.	714	838,850
Generac Holdings, Inc.*	156	45,678
Hubbell, Inc., Class B	140	73,248
Rockwell Automation, Inc.	296	146,544
Vertiv Holdings Co., Class A	1,020	341,516

		2,245,515

Ground Transportation (0.3%)
CSX Corp.	4,935	234,560
Fedex Freight Holding Co., Inc.*	288	43,488
JB Hunt Transport Services, Inc.	199	57,597
Norfolk Southern Corp.	599	188,439
Old Dominion Freight Line, Inc.	488	105,701
Uber Technologies, Inc.*	5,406	390,097
Union Pacific Corp.	1,577	428,944

		1,448,826

Industrial Conglomerates (0.1%)
3M Co.	1,385	224,245
Honeywell International, Inc.	842	188,412

		412,657

Machinery (0.7%)
Caterpillar, Inc.	1,224	1,303,438
Cummins, Inc.	366	261,035
Deere & Co.	667	423,098
Dover Corp.	359	80,516
Fortive Corp.	810	49,483
IDEX Corp.	197	44,709
Illinois Tool Works, Inc.	695	187,977
Ingersoll Rand, Inc.	949	77,808
Nordson Corp.	140	42,237
Otis Worldwide Corp.	1,019	72,960
PACCAR, Inc.	1,400	168,168
Parker-Hannifin Corp.	335	327,670
Pentair plc	436	33,424
Snap-on, Inc.	137	55,129
Stanley Black & Decker, Inc.	412	38,777
Westinghouse Air Brake Technologies Corp.	451	121,590
Xylem, Inc.	631	74,590

		3,362,609

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	1,731	162,126
Southwest Airlines Co.	1,310	67,360
United Airlines Holdings, Inc.*	861	117,087

		346,573

Professional Services (0.1%)
Automatic Data Processing, Inc.	1,062	237,835
Broadridge Financial Solutions, Inc.	307	42,044
Equifax, Inc.	316	50,156
Jacobs Solutions, Inc.	313	39,438
Leidos Holdings, Inc.	334	34,392
Paychex, Inc.	856	84,170
Verisk Analytics, Inc.	348	62,476

		550,511

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,061	147,020
United Rentals, Inc.	166	188,060
W.W. Grainger, Inc.	116	157,806

		492,886

Total Industrials		15,300,771

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)

Information Technology (14.3%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	2,742	$465,811
Ciena Corp.*	375	183,960
Cisco Systems, Inc.	10,491	1,232,273
F5, Inc.*	150	62,394
Lumentum Holdings, Inc.*	207	177,618
Motorola Solutions, Inc.	442	183,558

		2,305,614

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	3,267	576,038
CDW Corp.	339	47,677
Coherent Corp.*	520	205,124
Corning, Inc.	2,080	531,294
Flex Ltd.*	977	158,342
Jabil, Inc.	281	108,320
Keysight Technologies, Inc.*	456	159,632
TE Connectivity plc	775	156,248
Teledyne Technologies, Inc.*	123	82,029
Zebra Technologies Corp., Class A*	127	33,434

		2,058,138

IT Services (0.2%)
Accenture plc, Class A	1,631	202,962
Akamai Technologies, Inc. (x)*	382	45,156
Cognizant Technology Solutions Corp., Class A	1,259	48,761
Gartner, Inc.*	178	23,073
GoDaddy, Inc., Class A*	359	30,472
International Business Machines Corp.	2,496	701,900
VeriSign, Inc.	220	55,343

		1,107,667

Semiconductors & Semiconductor Equipment (7.2%)
Advanced Micro Devices, Inc.*	4,334	2,517,664
Analog Devices, Inc.	1,297	515,130
Applied Materials, Inc.	2,108	1,524,084
Broadcom, Inc.	12,581	4,752,473
First Solar, Inc.*	286	67,485
Intel Corp.*	12,558	1,753,474
KLA Corp.	3,469	1,046,632
Lam Research Corp.	3,323	1,439,956
Marvell Technology, Inc.	2,325	692,594
Microchip Technology, Inc.	1,442	131,510
Micron Technology, Inc.	2,997	3,459,407
Monolithic Power Systems, Inc.	131	181,089
NVIDIA Corp.	64,361	12,877,992
NXP Semiconductors NV	671	188,571
ON Semiconductor Corp.*	1,041	98,416
Qnity Electronics, Inc.	557	90,964
QUALCOMM, Inc.	2,799	517,227
Skyworks Solutions, Inc. (x)	401	27,188
Teradyne, Inc.	417	201,761
Texas Instruments, Inc.	2,420	721,329

		32,804,946

Software (2.8%)
Adobe, Inc.*	1,074	220,191
AppLovin Corp., Class A*	715	368,389
Autodesk, Inc.*	561	109,070
Cadence Design Systems, Inc.*	733	275,110

Crowdstrike Holdings, Inc., Class A*	676	515,883
Datadog, Inc., Class A*	879	228,856
Fair Isaac Corp.*	62	74,076
Fortinet, Inc.*	1,654	254,087
Gen Digital, Inc.	1,448	36,041
Intuit, Inc.	734	191,574
Microsoft Corp.	19,740	7,363,415
Oracle Corp.	4,507	660,501
Palantir Technologies, Inc., Class A*	6,098	711,454
Palo Alto Networks, Inc.*	2,154	734,557
PTC, Inc.*	307	34,878
Roper Technologies, Inc.	268	90,689
Salesforce, Inc.	2,173	340,422
ServiceNow, Inc.*	2,739	271,928
Synopsys, Inc.*	510	227,496
Trimble, Inc.*	619	31,680
Tyler Technologies, Inc.*	112	32,756
Workday, Inc., Class A*	541	66,229

		12,839,282

Technology Hardware, Storage & Peripherals (3.1%)
Apple, Inc.	39,029	11,293,431
Dell Technologies, Inc., Class C	768	331,361
Hewlett Packard Enterprise Co.	3,524	158,968
HP, Inc.	2,447	53,687
NetApp, Inc.	524	81,094
Sandisk Corp.*	394	895,850
Seagate Technology Holdings plc	596	575,140
Super Micro Computer, Inc.*	1,515	44,435
Western Digital Corp.	915	584,429

		14,018,395

Total Information Technology		65,134,042

Materials (0.7%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	591	173,269
Albemarle Corp.	313	42,265
CF Industries Holdings, Inc.	408	44,170
Corteva, Inc. (x)	1,776	150,410
Dow, Inc.	1,913	52,340
DuPont de Nemours, Inc.	363	49,237
Ecolab, Inc.	673	187,505
International Flavors & Fragrances, Inc.	682	54,028
Linde plc	1,228	637,258
LyondellBasell Industries NV, Class A	685	36,065
Mosaic Co. (The)	844	17,884
PPG Industries, Inc.	594	72,046
Sherwin-Williams Co. (The)	609	209,691

		1,726,168

Construction Materials (0.1%)
CRH plc	1,775	189,925
Martin Marietta Materials, Inc.	159	91,695
Vulcan Materials Co.	345	101,779

		383,399

Containers & Packaging (0.1%)
Amcor plc	1,232	53,407
Avery Dennison Corp.	207	33,606
Ball Corp.	713	44,491
International Paper Co.	1,405	53,531

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)

Packaging Corp. of America	235	$55,996
Smurfit Westrock plc	1,389	64,255

		305,286

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	3,818	240,114
Newmont Corp.	2,835	264,789
Nucor Corp.	605	134,764
Steel Dynamics, Inc.	360	82,605

		722,272

Total Materials		3,137,125

Real Estate (0.7%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	416	21,986
Healthpeak Properties, Inc. (REIT)	1,849	39,568
Ventas, Inc. (REIT)	1,291	114,641
Welltower, Inc. (REIT)	1,875	425,569

		601,764

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	1,701	40,331

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	2,481	336,101

Office REITs (0.0%)†
BXP, Inc. (REIT)	392	25,993

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	775	104,385
CoStar Group, Inc.*	1,085	30,727

		135,112

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	369	69,627
Camden Property Trust (REIT)	267	30,569
Equity Residential (REIT)	915	62,156
Essex Property Trust, Inc. (REIT)	172	50,153
Invitation Homes, Inc. (REIT)	1,452	43,865
Mid-America Apartment Communities, Inc. (REIT)	312	43,349
UDR, Inc. (REIT)	802	32,016

		331,735

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	209	25,799
Kimco Realty Corp. (REIT)	1,802	45,681
Realty Income Corp. (REIT)	2,477	153,475
Regency Centers Corp. (REIT)	439	35,006
Simon Property Group, Inc. (REIT)	861	192,562

		452,523

Specialized REITs (0.3%)
American Tower Corp. (REIT)	1,237	202,336
Crown Castle, Inc. (REIT)	1,159	87,771
Digital Realty Trust, Inc. (REIT)	877	157,492
Equinix, Inc. (REIT)	262	273,106
Extra Space Storage, Inc. (REIT)	565	82,094
Iron Mountain, Inc. (REIT)	789	99,659

Public Storage (REIT)	421	134,008
SBA Communications Corp. (REIT)	282	49,762
VICI Properties, Inc. (REIT), Class A	2,920	77,526
Weyerhaeuser Co. (REIT)	1,920	45,965

		1,209,719

Total Real Estate		3,133,278

Utilities (0.8%)
Electric Utilities (0.6%)
Alliant Energy Corp.	684	52,182
American Electric Power Co., Inc.	1,443	197,417
Constellation Energy Corp.	849	210,866
Duke Energy Corp.	2,073	262,400
Edison International	1,024	76,237
Entergy Corp.	1,216	139,670
Evergy, Inc.	612	52,895
Eversource Energy	1,000	72,270
Exelon Corp.	2,727	127,133
FirstEnergy Corp.	1,383	65,748
NextEra Energy, Inc.	5,544	486,597
NRG Energy, Inc.	560	81,794
PG&E Corp.	5,859	98,548
Pinnacle West Capital Corp.	318	34,026
PPL Corp.	1,998	72,627
Southern Co. (The)	2,994	286,556
Xcel Energy, Inc.	1,658	133,137

		2,450,103

Gas Utilities (0.0%)†
Atmos Energy Corp.	441	75,971

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	1,895	27,781
Vistra Corp.	842	133,566

		161,347

Multi-Utilities (0.2%)
Ameren Corp.	737	83,311
CenterPoint Energy, Inc.	1,737	76,498
CMS Energy Corp.	817	62,501
Consolidated Edison, Inc.	979	108,307
Dominion Energy, Inc.	2,336	159,525
DTE Energy Co.	554	84,413
NiSource, Inc.	1,273	60,531
Public Service Enterprise Group, Inc.	1,331	108,024
Sempra	1,740	161,315
WEC Energy Group, Inc.	868	101,356

		1,005,781

Water Utilities (0.0%)†
American Water Works Co., Inc.	519	68,290

Total Utilities		3,761,492

Total Common Stocks (37.7%) (Cost $85,252,806)		171,258,796

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Security (0.1%)
American Airlines Pass-Through Trust, Series 2021-1 A 2.875%, 7/11/34	$483,330	$433,569

Corporate Bonds (38.7%)
Communication Services (3.4%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc. 2.750%, 6/1/31	333,000	302,774
4.500%, 5/15/35	1,576,000	1,484,600
Comcast Corp. 4.950%, 5/15/32 (x)	156,000	156,259
4.250%, 1/15/33	391,000	372,728
5.300%, 5/15/35 (x)	929,000	931,668
4.400%, 8/15/35	858,000	796,033
Sprint Capital Corp. 8.750%, 3/15/32	200,000	235,547
Verizon Communications, Inc. 2.355%, 3/15/32	550,000	481,129
4.750%, 1/15/33	623,000	612,901
4.500%, 8/10/33	409,000	395,243
6.400%, 9/15/33	298,000	321,871
5.000%, 1/15/36	373,000	363,997

		6,454,750

Entertainment (0.2%)
Netflix, Inc. 4.900%, 8/15/34 (x)	600,000	598,189
Walt Disney Co. (The) 6.400%, 12/15/35	374,000	412,230

		1,010,419

Interactive Media & Services (1.1%)
Alphabet, Inc. 4.700%, 11/15/35	2,543,000	2,494,346
Meta Platforms, Inc. 3.850%, 8/15/32	1,155,000	1,091,430
4.950%, 5/15/33	153,000	153,097
4.875%, 11/15/35	1,264,000	1,230,982

		4,969,855

Media (0.2%)
Charter Communications Operating LLC 4.400%, 4/1/33	244,000	224,627
6.550%, 6/1/34	273,000	279,085
Paramount Global 4.200%, 5/19/32	271,000	234,507

		738,219

Wireless Telecommunication Services (0.5%)
T-Mobile USA, Inc. 5.050%, 7/15/33	1,181,000	1,180,435
5.000%, 2/15/36	1,188,000	1,161,482

		2,341,917

Total Communication Services		15,515,160

Consumer Discretionary (2.0%)
Automobiles (0.4%)
Ford Motor Co. 3.250%, 2/12/32	469,000	413,517
General Motors Co. 5.600%, 10/15/32 (x)	805,000	824,168
6.600%, 4/1/36	414,000	444,868

		1,682,553

Broadline Retail (0.8%)
Amazon.com, Inc. 4.650%, 11/20/35	3,319,000	3,228,292
eBay, Inc. 2.600%, 5/10/31	420,000	378,896

		3,607,188

Hotels, Restaurants & Leisure (0.2%)
Marriott International, Inc. 5.300%, 5/15/34	379,000	383,393
McDonald’s Corp. 4.950%, 3/3/35	380,000	378,174
Starbucks Corp. 3.000%, 2/14/32 (x)	253,000	230,957

		992,524

Specialty Retail (0.6%)
AutoZone, Inc. 5.400%, 7/15/34	302,000	307,405
Home Depot, Inc. (The) 3.250%, 4/15/32	743,000	690,470
4.500%, 9/15/32	152,000	150,887
4.950%, 6/25/34	606,000	608,033
Lowe’s Cos., Inc. 3.750%, 4/1/32	300,000	284,232
5.150%, 7/1/33 (x)	677,000	685,192
4.850%, 10/15/35	252,000	245,506

		2,971,725

Total Consumer Discretionary		9,253,990

Consumer Staples (2.6%)
Beverages (0.7%)
Anheuser-Busch Cos. LLC
4.700%, 2/1/36	551,000	535,894
Coca-Cola Co. (The)
5.000%, 5/13/34	937,000	959,157
Constellation Brands, Inc.
2.250%, 8/1/31	250,000	220,864
Diageo Capital plc
5.625%, 10/5/33	312,000	325,128
PepsiCo, Inc.
3.900%, 7/18/32	400,000	386,874
4.800%, 7/17/34	371,000	372,254
5.000%, 7/23/35 (x)	172,000	173,002

		2,973,173

Consumer Staples Distribution & Retail (0.8%)
Dollar General Corp.
5.450%, 7/5/33	233,000	236,855
Kroger Co. (The)
5.000%, 9/15/34	671,000	661,430

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)

Target Corp.
4.500%, 9/15/32	$500,000	$498,203
Walmart, Inc.
1.800%, 9/22/31	1,322,000	1,167,286
5.250%, 9/1/35	395,000	407,794
4.750%, 4/30/36	473,000	469,485

		3,441,053

Food Products (0.3%)
Bunge Ltd. Finance Corp.
4.650%, 9/17/34	359,000	346,891
General Mills, Inc.
5.250%, 1/30/35 (x)	202,000	202,260
JBS NV
5.750%, 4/1/33	146,000	149,492
6.750%, 3/15/34	25,000	27,243
Mondelez International, Inc.
4.750%, 8/28/34	373,000	366,656
Pilgrim’s Pride Corp.
6.250%, 7/1/33	84,000	87,679
Unilever Capital Corp.
5.900%, 11/15/32	100,000	106,785

		1,287,006

Household Products (0.3%)
Kimberly-Clark Corp.
2.000%, 11/2/31	436,000	383,533
Procter & Gamble Co. (The)
2.300%, 2/1/32	204,000	183,500
4.050%, 1/26/33	511,000	501,507
4.550%, 10/24/34	441,000	441,337

		1,509,877

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The)
4.650%, 5/15/33	248,000	243,584
Haleon US Capital LLC
3.625%, 3/24/32	361,000	338,637

		582,221

Tobacco (0.4%)
Altria Group, Inc.
2.450%, 2/4/32	320,000	281,818
5.625%, 2/6/35	294,000	301,467
BAT Capital Corp.
7.750%, 10/19/32	174,000	198,256
Philip Morris International, Inc.
5.750%, 11/17/32	350,000	366,911
5.375%, 2/15/33	426,000	437,524
5.250%, 2/13/34	274,000	278,380

		1,864,356

Total Consumer Staples		11,657,686

Energy (2.7%)
Oil, Gas & Consumable Fuels (2.7%)
BP Capital Markets America, Inc.
2.721%, 1/12/32	420,000	377,806
4.812%, 2/13/33	552,000	547,471
5.227%, 11/17/34	145,000	146,972
Burlington Resources LLC
7.200%, 8/15/31	100,000	111,132

Chevron USA, Inc.
4.819%, 4/15/32	769,000	776,638
4.980%, 4/15/35	231,000	232,624
ConocoPhillips Co.
5.050%, 9/15/33	332,000	336,305
Devon Energy Corp.
7.875%, 9/30/31	165,000	188,140
Diamondback Energy, Inc.
6.250%, 3/15/33	224,000	238,292
Enbridge, Inc.
5.700%, 3/8/33	300,000	310,262
Energy Transfer LP
5.550%, 5/15/34	601,000	610,392
5.600%, 9/1/34	421,000	429,399
5.700%, 4/1/35	437,000	447,982
Enterprise Products Operating LLC
5.350%, 1/31/33	100,000	102,587
4.950%, 2/15/35	274,000	272,315
Series D
6.875%, 3/1/33	100,000	111,000
EQT Corp.
5.750%, 2/1/34	290,000	295,833
Hess Corp.
7.300%, 8/15/31	210,000	233,414
Kinder Morgan Energy Partners LP
7.300%, 8/15/33	287,000	323,232
5.800%, 3/15/35	365,000	377,614
Kinder Morgan, Inc.
7.750%, 1/15/32	100,000	113,655
5.200%, 6/1/33	200,000	203,062
5.400%, 2/1/34	272,000	276,977
MPLX LP
4.950%, 9/1/32	390,000	387,399
5.500%, 6/1/34	408,000	412,556
Occidental Petroleum Corp.
5.375%, 1/1/32 (x)	1,192,000	1,216,044
ONEOK, Inc.
6.100%, 11/15/32	100,000	105,116
5.050%, 11/1/34	630,000	617,048
Phillips 66 Co.
5.300%, 6/30/33	384,000	388,404
Pioneer Natural Resources Co.
2.150%, 1/15/31	298,000	267,305
Shell Finance US, Inc.
4.125%, 5/11/35	406,000	383,174
Targa Resources Partners LP
4.000%, 1/15/32	200,000	189,626
TotalEnergies Capital SA
5.150%, 4/5/34	223,000	226,104
Valero Energy Corp. 2.800%, 12/1/31	200,000	179,900
7.500%, 4/15/32	50,000	56,468
Williams Cos., Inc. (The) 4.650%, 8/15/32	867,000	853,540

Total Energy		12,345,788

Financials (13.4%)
Banks (6.5%)
Banco Santander SA 6.921%, 8/8/33	400,000	434,558

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of America Corp.
(SOFR + 2.16%), 5.015%, 7/22/33 (k)	$1,570,000	$1,572,780
(SOFR + 1.31%), 5.511%, 1/24/36 (k)	2,228,000	2,275,538
(SOFR + 1.64%), 5.464%, 5/9/36 (k)	1,189,000	1,212,831
(SOFR + 1.13%), 5.045%, 2/6/37 (k)	699,000	689,871
Bank of Nova Scotia (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.588%, 5/4/37 (k)	399,000	385,476
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33 (k)	600,000	668,673
(SOFR + 2.98%), 6.224%, 5/9/34 (k)	200,000	210,397
(SOFR + 2.62%), 6.692%, 9/13/34 (k)	252,000	272,567
(SOFR + 1.59%), 5.785%, 2/25/36 (k)	200,000	203,755
Citibank NA 5.570%, 4/30/34	394,000	408,313
Citigroup, Inc.
(SOFR + 1.35%), 3.057%, 1/25/33 (k)	250,000	226,352
(SOFR + 1.94%), 3.785%, 3/17/33 (k)	977,000	919,039
(SOFR + 2.34%), 6.270%, 11/17/33 (k)	300,000	319,629
(SOFR + 1.45%), 5.449%, 6/11/35 (k)	300,000	305,232
(SOFR + 1.83%), 6.020%, 1/24/36 (k)	1,003,000	1,030,572
HSBC Bank USA NA 5.875%, 11/1/34	250,000	259,937
HSBC Holdings plc
(SOFR + 1.19%), 2.804%, 5/24/32 (k)	1,200,000	1,084,425
(SOFR + 2.87%), 5.402%, 8/11/33 (k)	400,000	404,870
(SOFR + 2.39%), 6.254%, 3/9/34 (k)	200,000	211,902
(SOFR + 3.02%), 7.399%, 11/13/34 (k)	249,000	277,040
(SOFR + 1.56%), 5.450%, 3/3/36 (k)	200,000	201,402
JPMorgan Chase & Co.
(SOFR + 1.26%), 2.963%, 1/25/33 (k)	423,000	382,878
(SOFR + 1.80%), 4.586%, 4/26/33 (k)	351,000	344,747
(SOFR + 2.08%), 4.912%, 7/25/33 (k)	187,000	186,981
(SOFR + 1.85%), 5.350%, 6/1/34 (k)	213,000	216,453
(SOFR + 1.81%), 6.254%, 10/23/34 (k)	315,000	337,616
(SOFR + 1.62%), 5.336%, 1/23/35 (k)	553,000	561,351
(SOFR + 1.49%), 5.766%, 4/22/35 (k)	650,000	676,377
(SOFR + 1.46%), 5.294%, 7/22/35 (k)	784,000	793,354
(SOFR + 1.19%), 4.810%, 10/22/36 (k)	1,794,000	1,742,429
Keybank National Association 5.000%, 1/26/33	300,000	297,211
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.976%, 8/11/33 (k)(x)	200,000	198,950
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.679%, 1/5/35 (k)	261,000	267,908
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.133%, 7/20/33 (k)(x)	400,000	400,957
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.27%), 5.615%, 4/24/36 (k)	434,000	444,471
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.748%, 7/6/34 (k)	500,000	518,962
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.323%, 7/8/36 (k)	200,000	200,636
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.778%, 3/1/35 (k)	388,000	401,714
PNC Financial Services Group, Inc. (The)
(SOFR + 1.26%), 4.812%, 10/21/32 (k)	301,000	299,957
(United States SOFR Compounded Index + 2.14%), 6.037%, 10/28/33 (k)	200,000	210,329
(SOFR + 1.93%), 5.068%, 1/24/34 (k)	300,000	300,144
(SOFR + 2.28%), 6.875%, 10/20/34 (k)	367,000	405,408
(SOFR + 1.39%), 5.575%, 1/29/36 (k)	291,000	298,089
Royal Bank of Canada 5.000%, 2/1/33	250,000	251,526
5.150%, 2/1/34	425,000	433,045
Sumitomo Mitsui Financial Group, Inc. 5.424%, 7/9/31	414,000	422,885
5.766%, 1/13/33	200,000	208,129
Toronto-Dominion Bank (The) 3.200%, 3/10/32	372,000	341,848
Truist Financial Corp.
(SOFR + 2.24%), 4.916%, 7/28/33 (k)	350,000	343,368
(SOFR + 2.36%), 5.867%, 6/8/34 (k)	300,000	312,003
US Bancorp
(SOFR + 2.11%), 4.967%, 7/22/33 (k)	350,000	345,853
(SOFR + 2.09%), 5.850%, 10/21/33 (k)	150,000	156,360
(SOFR + 1.60%), 4.839%, 2/1/34 (k)	200,000	197,449
(SOFR + 2.26%), 5.836%, 6/12/34 (k)	200,000	208,530
(SOFR + 1.86%), 5.678%, 1/23/35 (k)	193,000	199,063
(SOFR + 1.41%), 5.424%, 2/12/36 (k)	233,000	237,332
Wells Fargo & Co.
(SOFR + 2.10%), 4.897%, 7/25/33 (k)	902,000	894,796
(SOFR + 1.99%), 5.557%, 7/25/34 (k)	458,000	468,670
(SOFR + 2.06%), 6.491%, 10/23/34 (k)	375,000	404,884
(SOFR + 1.78%), 5.499%, 1/23/35 (k)	269,000	274,245
(SOFR + 1.74%), 5.605%, 4/23/36 (k)	562,000	576,782

		29,338,849

Capital Markets (3.3%)
Bank of New York Mellon Corp. (The) 1.800%, 7/28/31	250,000	218,008
(SOFR + 1.23%), 5.060%, 7/22/32 (k)	295,000	298,185
(SOFR + 1.35%), 5.316%, 6/6/36 (k)	202,000	204,086
BlackRock, Inc. 4.750%, 5/25/33	200,000	200,192
Blue Owl Finance LLC 3.125%, 6/10/31	467,000	411,037
4.375%, 2/15/32	606,000	557,757

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Brookfield Capital Finance LLC 6.087%, 6/14/33	$637,000	$667,996
Charles Schwab Corp. (The)
(SOFR + 2.50%), 5.853%, 5/19/34 (k)	406,000	423,090
(SOFR + 2.01%), 6.136%, 8/24/34 (k)	381,000	403,723
(SOFR + 1.23%), 4.914%, 11/14/36 (k)	788,000	770,094
Goldman Sachs Group, Inc. (The)
(SOFR + 1.25%), 2.383%, 7/21/32 (k)	650,000	574,151
(SOFR + 1.26%), 2.650%, 10/21/32 (k)	403,000	358,536
(SOFR + 1.41%), 3.102%, 2/24/33 (k)	678,000	613,961
(SOFR + 1.55%), 5.330%, 7/23/35 (k)	716,000	718,361
(SOFR + 1.42%), 5.016%, 10/23/35 (k)	608,000	596,967
(SOFR + 1.19%), 5.065%, 1/21/37 (k)	598,000	583,100
Intercontinental Exchange, Inc. 4.600%, 3/15/33	300,000	294,642
Jefferies Financial Group, Inc. 6.200%, 4/14/34	322,000	329,766
Morgan Stanley
(SOFR + 1.18%), 2.239%, 7/21/32 (k)	1,599,000	1,401,829
(SOFR + 1.29%), 2.943%, 1/21/33 (k)	392,000	352,297
(SOFR + 2.56%), 6.342%, 10/18/33 (k)	500,000	532,643
(SOFR + 1.87%), 5.250%, 4/21/34 (k)	250,000	251,725
(SOFR + 1.58%), 5.831%, 4/19/35 (k)	1,816,000	1,886,507
Series I
(SOFR + 1.31%), 4.892%, 10/22/36 (k)	367,000	355,635
Nasdaq, Inc. 5.550%, 2/15/34	383,000	393,290
Nomura Holdings, Inc. 2.999%, 1/22/32	200,000	180,147
5.783%, 7/3/34	365,000	376,901
S&P Global, Inc. 2.900%, 3/1/32	450,000	407,874
State Street Corp.
(SOFR + 1.05%), 4.675%, 10/22/32 (k)	377,000	374,794
(SOFR + 1.73%), 4.164%, 8/4/33 (k)	200,000	191,958

		14,929,252

Consumer Finance (2.3%)
AerCap Ireland Capital DAC 5.000%, 11/15/35	1,704,000	1,659,183
Ally Financial, Inc. 8.000%, 11/1/31	195,000	217,371
American Express Co.
(SOFR + 1.42%), 5.284%, 7/26/35 (k)	1,300,000	1,314,020
(SOFR + 1.24%), 4.804%, 10/24/36 (k)	1,207,000	1,170,498
American Honda Finance Corp. 5.200%, 3/5/35	263,000	261,385
Capital One Financial Corp.
(SOFR + 2.37%), 5.268%, 5/10/33 (k)	754,000	754,408
(SOFR + 1.99%), 5.884%, 7/26/35 (k)	852,000	874,853
(SOFR + 1.51%), 5.399%, 1/30/37 (k)	377,000	372,165
Ford Motor Credit Co. LLC 5.869%, 10/31/35	1,393,000	1,363,204
General Motors Financial Co., Inc. 3.100%, 1/12/32	99,000	89,490
6.100%, 1/7/34	388,000	405,136
5.950%, 4/4/34	339,000	350,627
John Deere Capital Corp. 4.400%, 9/8/31	152,000	150,561
5.100%, 4/11/34	400,000	405,242
Series I 5.150%, 9/8/33	317,000	324,272
Toyota Motor Credit Corp. 4.800%, 1/5/34	416,000	412,174
5.350%, 1/9/35	437,000	447,563

		10,572,152

Financial Services (0.4%)
Fiserv, Inc. 5.450%, 3/15/34	429,000	425,295
Mastercard, Inc. 2.000%, 11/18/31	443,000	388,310
4.850%, 3/9/33	194,000	195,339
4.550%, 1/15/35	304,000	296,081
PayPal Holdings, Inc.
4.400%, 6/1/32	296,000	287,933
Visa, Inc.
4.150%, 12/14/35 (x)	366,000	349,209

		1,942,167

Insurance (0.9%)
American International Group, Inc.
5.125%, 3/27/33	351,000	353,244
Aon Corp.
5.350%, 2/28/33	358,000	365,621
Athene Holding Ltd.
5.875%, 1/15/34	249,000	251,609
Berkshire Hathaway Finance Corp.
2.875%, 3/15/32	677,000	624,861
Chubb INA Holdings LLC
5.000%, 3/15/34	287,000	287,560
4.900%, 8/15/35	339,000	333,648
MetLife, Inc.
5.375%, 7/15/33	302,000	311,653
5.700%, 6/15/35	1,032,000	1,074,769
Progressive Corp. (The)
3.000%, 3/15/32	168,000	153,244
Prudential Financial, Inc.
5.750%, 7/15/33	208,000	219,325
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.000%, 9/1/52 (k)	301,000	304,762

		4,280,296

Total Financials		61,062,716

Health Care (4.4%)
Biotechnology (0.7%)
AbbVie, Inc.
5.050%, 3/15/34	1,639,000	1,654,636
Amgen, Inc.
5.250%, 3/2/33	600,000	610,274

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Gilead Sciences, Inc.
5.250%, 10/15/33	$125,000	$128,564
5.100%, 6/15/35 (x)	546,000	549,568

		2,943,042

Health Care Equipment & Supplies (0.4%)
Abbott Laboratories
4.650%, 3/15/36	431,000	418,117
Baxter International, Inc.
2.539%, 2/1/32	280,000	240,523
Becton Dickinson & Co.
5.110%, 2/8/34	354,000	355,335
GE HealthCare Technologies, Inc.
5.905%, 11/22/32	275,000	289,599
Medtronic, Inc.
4.375%, 3/15/35	598,000	573,771

		1,877,345

Health Care Providers & Services (1.7%)
Cardinal Health, Inc.
5.350%, 11/15/34	226,000	229,034
Centene Corp.
2.625%, 8/1/31	267,000	232,271
Cigna Group (The)
5.400%, 3/15/33	250,000	256,314
5.250%, 2/15/34	360,000	363,987
CVS Health Corp.
5.250%, 2/21/33	293,000	298,094
4.875%, 7/20/35	768,000	744,317
Elevance Health, Inc.
4.950%, 11/1/31	328,000	328,647
4.750%, 2/15/33	696,000	686,332
HCA, Inc.
3.625%, 3/15/32	300,000	279,183
5.600%, 4/1/34	436,000	444,389
5.750%, 3/1/35	480,000	495,654
Humana, Inc.
5.875%, 3/1/33	561,000	577,792
Laboratory Corp. of America Holdings
4.800%, 10/1/34	675,000	657,551
McKesson Corp.
5.250%, 5/30/35	317,000	322,343
Quest Diagnostics, Inc.
6.400%, 11/30/33	269,000	290,641
UnitedHealth Group, Inc.
4.200%, 5/15/32	665,000	646,218
5.350%, 2/15/33	229,000	235,136
4.500%, 4/15/33	125,000	122,403
4.625%, 7/15/35	692,000	669,975

		7,880,281

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.
5.086%, 8/10/33	350,000	354,067

Pharmaceuticals (1.5%)
Astrazeneca Finance LLC
4.875%, 3/3/33	760,000	765,699
Bristol-Myers Squibb Co.
2.950%, 3/15/32	670,000	611,697
5.200%, 2/22/34	399,000	406,499
Eli Lilly & Co.
4.900%, 10/15/35	1,642,000	1,638,519
Johnson & Johnson
4.850%, 3/1/32	787,000	803,153
5.000%, 3/1/35 (x)	156,000	159,717
Merck & Co., Inc.
2.150%, 12/10/31	520,000	458,675
4.500%, 5/17/33	323,000	319,449
Pfizer Investment Enterprises Pte. Ltd.
4.750%, 5/19/33	550,000	544,340
Pfizer, Inc.
1.750%, 8/18/31	378,000	330,109
Takeda Pharmaceutical Co. Ltd.
5.300%, 7/5/34	365,000	369,695
Zoetis, Inc.
5.000%, 8/17/35	354,000	349,441

		6,756,993

Total Health Care		19,811,728

Industrials (1.9%)
Aerospace & Defense (0.8%)
Boeing Co. (The)
3.250%, 2/1/35	1,501,000	1,301,912
General Electric Co.
6.750%, 3/15/32	160,000	176,093
L3Harris Technologies, Inc.
5.400%, 7/31/33	329,000	336,341
Lockheed Martin Corp.
4.700%, 12/15/31 (x)	173,000	174,046
5.250%, 1/15/33	450,000	465,634
Northrop Grumman Corp.
4.700%, 3/15/33	507,000	503,233
RTX Corp.
1.900%, 9/1/31	100,000	87,444
5.150%, 2/27/33	541,000	550,555

		3,595,258

Air Freight & Logistics (0.1%)
United Parcel Service, Inc. 5.250%, 5/14/35 (x)	300,000	305,740

Commercial Services & Supplies (0.1%)
Waste Management, Inc. 4.150%, 4/15/32	367,000	357,650

Ground Transportation (0.3%)
Canadian Pacific Railway Co. 2.450%, 12/2/31	225,000	199,889
CSX Corp. 4.100%, 11/15/32 (x)	225,000	217,798
Norfolk Southern Corp. 3.000%, 3/15/32	280,000	256,416
Uber Technologies, Inc. 4.800%, 9/15/34	296,000	289,735
Union Pacific Corp. 2.375%, 5/20/31	220,000	198,622
2.800%, 2/14/32	400,000	364,446

		1,526,906

Industrial Conglomerates (0.2%)
3M Co. 5.150%, 3/15/35	500,000	504,833

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Honeywell International, Inc. 1.750%, 9/1/31	$447,000	$387,819

		892,652

Machinery (0.3%)
Caterpillar, Inc. 5.200%, 5/15/35	226,000	230,448
Cummins, Inc. 5.150%, 2/20/34	257,000	260,971
5.300%, 5/9/35	232,000	236,524
Deere & Co. 5.450%, 1/16/35	449,000	464,308
Ingersoll Rand, Inc. 5.700%, 8/14/33	320,000	332,926

		1,525,177

Trading Companies & Distributors (0.1%)
Sumisho Air Lease Corp. 2.875%, 1/15/32	284,000	253,888

Total Industrials		8,457,271

Information Technology (3.7%)
Communications Equipment (0.3%)
Cisco Systems, Inc. 5.100%, 2/24/35	1,009,000	1,019,421
Motorola Solutions, Inc. 5.400%, 4/15/34	336,000	339,972

		1,359,393

IT Services (0.2%)
IBM International Capital Pte. Ltd. 4.900%, 2/5/34	595,000	588,231
International Business Machines Corp. 5.000%, 2/10/32	289,000	290,421

		878,652

Semiconductors & Semiconductor Equipment (1.2%)
Broadcom, Inc. 4.300%, 11/15/32	427,000	413,454
5.200%, 7/15/35	1,043,000	1,046,254
4.950%, 1/15/36	2,041,000	2,008,578
Intel Corp. 4.150%, 8/5/32	478,000	458,170
5.200%, 2/10/33	500,000	506,147
5.000%, 8/15/33	322,000	319,266
Micron Technology, Inc. 2.703%, 4/15/32 (x)	365,000	327,285
NXP BV 2.650%, 2/15/32	267,000	236,988
QUALCOMM, Inc. 1.650%, 5/20/32	188,000	159,454
Texas Instruments, Inc. 4.900%, 3/14/33	198,000	200,553

		5,676,149

Software (1.1%)
Intuit, Inc. 5.200%, 9/15/33	329,000	330,173
Oracle Corp. 5.250%, 2/3/32	147,000	144,856
6.250%, 11/9/32	1,636,000	1,681,324
5.200%, 9/26/35	288,000	269,548
Salesforce, Inc. 1.950%, 7/15/31	313,000	272,515
5.550%, 3/15/36	1,041,000	1,038,267
Synopsys, Inc. 5.150%, 4/1/35	411,000	408,738
VMware LLC 2.200%, 8/15/31	264,000	232,575
Workday, Inc. 3.800%, 4/1/32 (x)	422,000	393,331

		4,771,327

Technology Hardware, Storage & Peripherals (0.9%)
Apple, Inc. 3.350%, 8/8/32	614,000	579,929
4.500%, 2/23/36 (x)	1,772,000	1,751,707
Dell International LLC 4.750%, 10/6/32	381,000	376,387
5.400%, 4/15/34	328,000	332,677
5.500%, 4/1/35	226,000	230,479
Hewlett Packard Enterprise Co. 4.850%, 10/15/31	368,000	366,363
5.250%, 4/1/33	260,000	260,830
NetApp, Inc. 5.500%, 3/17/32	221,000	225,794

		4,124,166

Total Information Technology		16,809,687

Materials (0.3%)
Chemicals (0.2%)
Air Products and Chemicals, Inc. 4.800%, 3/3/33	657,000	660,309
Dow Chemical Co. (The) 4.250%, 10/1/34	239,000	217,189

		877,498

Metals & Mining (0.1%)
BHP Billiton Finance USA Ltd. 5.250%, 9/8/33	329,000	335,416

Total Materials		1,212,914

Real Estate (1.4%)
Diversified REITs (0.2%)
Equinix Europe 2 Financing Corp. LLC (REIT) 5.500%, 6/15/34	356,000	361,637
Simon Property Group LP (REIT) 2.200%, 2/1/31 (x)	412,000	370,343
VICI Properties LP (REIT) 5.125%, 5/15/32	279,000	276,740

		1,008,720

Health Care REITs (0.1%)
Welltower OP LLC (REIT) 2.800%, 6/1/31	400,000	366,492

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts LP (REIT) 5.700%, 7/1/34	600,000	613,676

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Industrial REITs (0.2%)
Prologis LP (REIT) 4.750%, 6/15/33	$387,000	$382,976
5.125%, 1/15/34	358,000	360,543

		743,519

Office REITs (0.2%)
Boston Properties LP (REIT) 2.550%, 4/1/32	485,000	422,800
6.500%, 1/15/34	267,000	282,573

		705,373

Retail REITs (0.0%)†
Realty Income Corp. (REIT) 5.625%, 10/13/32	200,000	207,534

Specialized REITs (0.6%)
American Tower Corp. (REIT) 4.050%, 3/15/32	379,000	362,455
5.400%, 1/31/35	267,000	270,061
Crown Castle, Inc. (REIT) 5.800%, 3/1/34	198,000	203,539
Equinix, Inc. (REIT) 2.500%, 5/15/31	344,000	308,229
3.900%, 4/15/32	150,000	141,742
Extra Space Storage LP (REIT) 2.350%, 3/15/32	368,000	319,994
4.950%, 1/15/33	507,000	502,513
Public Storage Operating Co. (REIT) 5.100%, 8/1/33	230,000	233,073
Weyerhaeuser Co. (REIT) 7.375%, 3/15/32	206,000	229,616

		2,571,222

Total Real Estate		6,216,536

Utilities (2.9%)
Electric Utilities (2.3%)
American Electric Power Co., Inc. 5.625%, 3/1/33	418,000	433,646
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.950%, 12/15/54 (k)	160,000	170,200
Series D
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.94%), 6.050%, 3/15/56 (k)	402,000	398,807
CenterPoint Energy Houston Electric LLC 5.150%, 3/1/34	260,000	262,260
DTE Electric Co. 5.200%, 3/1/34	271,000	275,529
5.250%, 5/15/35	441,000	445,626
Duke Energy Corp. 2.550%, 6/15/31 (x)	400,000	360,610
4.500%, 8/15/32	980,000	961,737
5.450%, 6/15/34	242,000	247,071
Duke Energy Ohio, Inc. 5.300%, 6/15/35	439,000	443,033
Entergy Corp. 2.400%, 6/15/31	784,000	698,444
Exelon Corp. 3.350%, 3/15/32	250,000	231,067
5.300%, 3/15/33	292,000	296,809

Georgia Power Co. 4.700%, 5/15/32	400,000	399,451
NextEra Energy Capital Holdings, Inc. 5.050%, 2/28/33	367,000	368,447
5.250%, 3/15/34	720,000	728,036
5.450%, 3/15/35	798,000	810,589
Pacific Gas and Electric Co. 5.700%, 3/1/35	556,000	561,608
6.000%, 8/15/35	243,000	250,612
PPL Electric Utilities Corp. 4.850%, 2/15/34	395,000	393,040
Public Service Electric & Gas Co. 1.900%, 8/15/31	150,000	131,161
Southern California Edison Co. 5.950%, 11/1/32	150,000	156,179
Southern Co. (The) 4.850%, 3/15/35	311,000	303,688
Series 2025
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.07%), 6.375%, 3/15/55 (k)	498,000	509,827
Xcel Energy, Inc. 5.600%, 4/15/35	463,000	471,620

		10,309,097

Gas Utilities (0.0%)†
CenterPoint Energy Resources Corp. 5.400%, 3/1/33	9,000	9,181
5.400%, 7/1/34	277,000	281,608

		290,789

Multi-Utilities (0.6%)
CMS Energy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.500%, 6/1/55 (k)	314,000	317,958
Consolidated Edison Co. of New York, Inc. 2.400%, 6/15/31 (x)	390,000	350,957
Dominion Energy, Inc. 5.375%, 11/15/32	731,000	746,230
Series C 2.250%, 8/15/31	279,000	246,953
Series F 5.250%, 8/1/33	274,000	276,438
NiSource, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.53%), 6.375%, 3/31/55 (k)	302,000	310,305
Public Service Enterprise Group, Inc. 2.450%, 11/15/31	100,000	88,592
5.450%, 4/1/34	358,000	364,647

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.400%, 10/1/54 (k)	$90,000	$90,184

		2,792,264

Total Utilities		13,392,150

Total Corporate Bonds		175,735,626

Total Long-Term Debt Securities (38.8%) (Cost $175,975,176)		176,169,195

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR*	119	$190
Hologic, Inc., CVR*	592	6

Total Rights (0.0%)† (Cost $126)		196

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (23.4%)
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	800,000	800,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	4,144,460	4,144,460
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	99,114,970	99,114,971
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 3.56% (7 day yield) (xx)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	93,840	93,840

Total Investment Companies		106,153,271

Total Short-Term Investments (23.4%) (Cost $106,189,227)		106,153,271

Total Investments in Securities (99.9%) (Cost $367,417,335)		453,581,458
Other Assets Less Liabilities (0.1%)		506,060

Net Assets (100%)		$454,087,518

†	Percent shown is less than 0.05%.
*	Non-income producing.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2026.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $6,830,633. This was collateralized by $1,509 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.875%, maturing 4/15/27 – 11/15/55 and by cash of $7,038,300 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	455	9/2026	USD	71,555,575	(501,267)
Russell 2000 E-Mini Index	78	9/2026	USD	11,877,840	393,946
S&P 500 E-Mini Index	13	9/2026	USD	4,906,363	44,360
S&P Midcap 400 E-Mini Index	30	9/2026	USD	11,655,000	171,765

					108,804

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$433,569	$—	$433,569
Common Stocks
Communication Services	16,582,698	—	—	16,582,698
Consumer Discretionary	15,949,144	—	—	15,949,144
Consumer Staples	7,825,047	—	—	7,825,047
Energy	5,102,238	—	—	5,102,238
Financials	20,109,348	—	—	20,109,348
Health Care	15,223,613	—	—	15,223,613
Industrials	15,300,771	—	—	15,300,771
Information Technology	65,134,042	—	—	65,134,042
Materials	3,137,125	—	—	3,137,125
Real Estate	3,133,278	—	—	3,133,278
Utilities	3,761,492	—	—	3,761,492
Corporate Bonds
Communication Services	—	15,515,160	—	15,515,160
Consumer Discretionary	—	9,253,990	—	9,253,990
Consumer Staples	—	11,657,686	—	11,657,686
Energy	—	12,345,788	—	12,345,788
Financials	—	61,062,716	—	61,062,716
Health Care	—	19,811,728	—	19,811,728
Industrials	—	8,457,271	—	8,457,271
Information Technology	—	16,809,687	—	16,809,687
Materials	—	1,212,914	—	1,212,914
Real Estate	—	6,216,536	—	6,216,536
Utilities	—	13,392,150	—	13,392,150
Futures	610,071	—	—	610,071
Rights
Health Care	—	196	—	196
Short-Term Investments
Investment Companies	106,153,271	—	—	106,153,271

Total Assets	$278,022,138	$176,169,391	$—	$454,191,529

Liabilities:
Futures	$(501,267)	$—	$—	$(501,267)

Total Liabilities	$(501,267)	$—	$—	$(501,267)

Total	$277,520,871	$176,169,391	$—	$453,690,262

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$610,071	*

Total		$610,071

	Liability Derivatives
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(501,267	)*

Total		$(501,267)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$9,389,338	$9,389,338

Total	$9,389,338	$9,389,338

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$547,794	$547,794

Total	$547,794	$547,794

^	The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$101,927,000

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$69,282,083
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$55,811,004

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$93,355,598
Aggregate gross unrealized depreciation	(6,688,399)

Net unrealized appreciation	$86,667,199

Federal income tax cost of investments in securities and derivative instruments, if applicable	$367,023,063

For the period ended June 30, 2026, the Portfolio incurred approximately $43 as brokerage commissions with Invesco Capital Market Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $367,417,335)	$453,581,458
Cash	499,773
Cash held as collateral at broker for futures	4,436,000
Dividends, interest and other receivables	2,846,693
Due from broker for futures variation margin	427,200
Securities lending income receivable	5,767
Other assets	7,359

Total assets	461,804,250

LIABILITIES
Payable for return of collateral on securities loaned	7,038,300
Investment management fees payable	262,630
Payable for Portfolio shares repurchased	179,811
Distribution fees payable – Class IB	92,710
Administrative fees payable	46,278
Accrued expenses	97,003

Total liabilities	7,716,732

Commitments and contingent liabilities^

NET ASSETS	$454,087,518

Net assets were comprised of:
Paid in capital	$365,424,454
Total distributable earnings (loss)	88,663,064

Net assets	$454,087,518

Class IB
Net asset value, offering and redemption price per share, $454,087,518 / 33,725,055 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.46

(x)	Includes value of securities on loan of $6,830,633.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest	$4,354,343
Dividends (net of $358 foreign withholding tax)	2,833,422
Securities lending (net)	32,057

Total income	7,219,822

EXPENSES
Investment management fees	1,739,047
Distribution fees – Class IB	543,451
Administrative fees	270,633
Professional fees	36,289
Custodian fees	14,568
Printing and mailing expenses	13,996
Trustees’ fees	5,530
Miscellaneous	16,592

Gross expenses	2,640,106
Less: Waiver from investment manager	(198,658)

Net expenses	2,441,448

NET INVESTMENT INCOME (LOSS)	4,778,374

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	142,110
Futures contracts	9,389,338

Net realized gain (loss)	9,531,448

Change in unrealized appreciation (depreciation) on:
Investments in securities	11,441,387
Futures contracts	547,794

Net change in unrealized appreciation (depreciation)	11,989,181

NET REALIZED AND UNREALIZED GAIN (LOSS)	21,520,629

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,299,003

.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,778,374	$8,993,466
Net realized gain (loss)	9,531,448	8,468,955
Net change in unrealized appreciation (depreciation)	11,989,181	29,393,076

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	26,299,003	46,855,497

Distributions to shareholders:
Class IB	—	(19,087,315)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,451,915 and 2,962,409 shares, respectively ]	18,788,354	36,837,516
Capital shares issued in reinvestment of dividends [ 0 and 1,510,047 shares, respectively ]	—	19,087,315
Capital shares repurchased [ (1,192,037) and (2,163,565) shares, respectively ]	(15,549,941)	(26,913,942)

Total Class IB transactions	3,238,413	29,010,889

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,238,413	29,010,889

TOTAL INCREASE (DECREASE) IN NET ASSETS	29,537,416	56,779,071
NET ASSETS:
Beginning of period	424,550,102	367,771,031

End of period	$454,087,518	$424,550,102

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.69		$11.80	$10.96	$9.70	$11.61	$11.43

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.28	0.29	0.26	0.13	0.03
Net realized and unrealized gain (loss)	0.63		1.21	0.84	1.25	(1.96)	1.11

Total from investment operations	0.77		1.49	1.13	1.51	(1.83)	1.14

Less distributions:
Dividends from net investment income	—		(0.28)	(0.29)	(0.25)	(0.06)	(0.03)
Distributions from net realized gains	—		(0.32)	—	—	(0.02)	(0.93)

Total dividends and distributions	—		(0.60)	(0.29)	(0.25)	(0.08)	(0.96)

Net asset value, end of period	$13.46		$12.69	$11.80	$10.96	$9.70	$11.61

Total return (b)(y)	6.07%		12.63%	10.21%	15.57%	(15.73)%	10.13%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$454,088		$424,550	$367,771	$303,400	$227,656	$100,635
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	1.12%		1.12%	1.12%	1.12%	1.16%	1.17%
Before waivers (a)(f)	1.21%		1.22%	1.23%	1.23%	1.27%	1.29%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	2.20%		2.30%	2.52%	2.54%	1.25%	0.25%
Before waivers (a)(g)	2.11%		2.20%	2.41%	2.43%	1.14%	0.14%
Portfolio turnover rate^	17	%(z)	28%	21%	12%	123%	42%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.15%, 1.15%, 1.15%, 1.15%, 1.18% and 1.20% for Class IB for the period ended June 30, 2026 and year ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.6%)
Entertainment (2.2%)
Liberty Media Corp.-Liberty Formula One, Class A*	47,745	$4,179,597
Liberty Media Corp.-Liberty Formula One, Class C*	320,507	30,493,036

		34,672,633

Interactive Media & Services (0.4%)
Ziff Davis, Inc.*	109,967	5,758,972

Total Communication Services		40,431,605

Consumer Discretionary (9.7%)
Hotels, Restaurants & Leisure (5.6%)
Aramark	675,172	38,417,287
DoorDash, Inc., Class A*	221,466	40,867,121
Entain plc	794,623	5,898,867

		85,183,275

Specialty Retail (2.7%)
Burlington Stores, Inc.*	38,305	12,135,024
CarMax, Inc.*	230,604	12,196,646
Wayfair, Inc., Class A*	187,941	17,369,507

		41,701,177

Textiles, Apparel & Luxury Goods (1.4%)
Gildan Activewear, Inc.	409,796	21,145,473

Total Consumer Discretionary		148,029,925

Consumer Staples (0.5%)
Consumer Staples Distribution & Retail (0.5%)
Dollar Tree, Inc.*	64,673	7,822,199

Total Consumer Staples		7,822,199

Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
ONEOK, Inc.	79,296	6,893,994

Total Energy		6,893,994

Financials (6.5%)
Capital Markets (4.0%)
Cboe Global Markets, Inc.	39,281	9,532,320
Charles Schwab Corp. (The)	92,243	8,511,262
LPL Financial Holdings, Inc.	150,611	42,424,106

		60,467,688

Financial Services (1.8%)
WEX, Inc.*	195,009	27,513,820

Insurance (0.7%)
Willis Towers Watson plc	42,369	11,073,986

Total Financials		99,055,494

Health Care (18.4%)
Biotechnology (5.0%)
Argenx SE (ADR)*	21,367	19,823,662
Ascendis Pharma A/S*	32,727	8,728,945
Bridgebio Pharma, Inc.*	128,272	9,553,699
Madrigal Pharmaceuticals, Inc.*	15,810	8,489,180
Praxis Precision Medicines, Inc.*	22,655	7,584,667
Revolution Medicines, Inc.*	64,840	12,143,235
Vaxcyte, Inc.*	181,763	10,565,883

		76,889,271

Health Care Equipment & Supplies (7.7%)
Boston Scientific Corp.*	439,405	18,753,805
Cooper Cos., Inc. (The)*	167,576	12,016,875
Glaukos Corp.*	44,213	6,179,209
Globus Medical, Inc., Class A*	145,986	11,534,354
ICU Medical, Inc.*	94,902	13,912,633
Lantheus Holdings, Inc.*	75,821	8,411,582
Medline, Inc., Class A*	201,281	7,938,523
STERIS plc	67,308	14,173,046
Teleflex, Inc.	196,406	24,896,424

		117,816,451

Life Sciences Tools & Services (5.7%)
Illumina, Inc.*	81,491	14,328,563
Revvity, Inc.	387,978	43,166,432
Waters Corp.*	77,202	28,953,838

		86,448,833

Total Health Care		281,154,555

Industrials (27.2%)
Aerospace & Defense (1.6%)
Arxis, Inc., Class A*	124,399	5,739,770
CAE, Inc.*	313,861	7,858,420
StandardAero, Inc.*	390,844	11,690,144

		25,288,334

Commercial Services & Supplies (5.6%)
Cimpress plc*	148,138	15,065,635
Clean Harbors, Inc.*	58,620	17,512,725
RB Global, Inc.	206,514	24,048,555
Rentokil Initial plc	1,150,333	6,512,590
Rentokil Initial plc (ADR) (x)	435,113	12,448,583
Veralto Corp.	119,846	10,627,943

		86,216,031

Construction & Engineering (2.4%)
API Group Corp.*	869,453	36,821,335

Electrical Equipment (2.6%)
Innio NV*	169,208	6,692,176
Sensata Technologies Holding plc	700,869	33,459,486

		40,151,662

Ground Transportation (5.4%)
Canadian Pacific Kansas City Ltd.	252,058	21,840,826
JB Hunt Transport Services, Inc.	145,317	42,059,099
TFI International, Inc.	125,571	18,028,228

		81,928,153

Machinery (2.3%)
Ingersoll Rand, Inc.	316,055	25,913,349
SPX Technologies, Inc.*	35,386	8,675,586

		34,588,935

Passenger Airlines (1.6%)
Ryanair Holdings plc (ADR)	387,818	25,111,216

Professional Services (2.4%)
Broadridge Financial Solutions, Inc.	63,844	8,743,436

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
TransUnion	140,300	$10,121,242
UL Solutions, Inc., Class A (x)	95,595	9,737,307
Verisk Analytics, Inc.	43,165	7,749,412

		36,351,397

Trading Companies & Distributors (3.3%)
Ferguson Enterprises, Inc.	211,489	50,192,684

Total Industrials		416,649,747

Information Technology (22.0%)
Electronic Equipment, Instruments & Components (9.6%)
CDW Corp.	89,500	12,587,280
Flex Ltd.*	504,730	81,801,591
TE Connectivity plc	72,664	14,649,789
Teledyne Technologies, Inc.*	57,305	38,216,704

		147,255,364

Semiconductors & Semiconductor Equipment (7.9%)
KLA Corp.	114,738	34,617,602
NXP Semiconductors NV	133,083	37,400,315
ON Semiconductor Corp.*	514,583	48,648,677

		120,666,594

Software (4.5%)
AppLovin Corp., Class A*	21,421	11,036,742
Constellation Software, Inc.	12,197	22,962,094
Descartes Systems Group, Inc. (The)*	87,213	6,038,628
Dynatrace, Inc.*	112,013	4,918,491
PTC, Inc.*	169,874	19,299,385
Topicus.com, Inc.*	70,042	4,465,502

		68,720,842

Total Information Technology		336,642,800

Materials (1.5%)
Chemicals (1.5%)
Corteva, Inc.	278,643	23,598,276

Total Materials		23,598,276

Real Estate (1.9%)
Real Estate Management & Development (1.3%)
CoStar Group, Inc.*	357,371	10,120,747
FirstService Corp.	70,351	9,997,581

		20,118,328

Specialized REITs (0.6%)
Lamar Advertising Co. (REIT), Class A	56,835	8,865,123

Total Real Estate		28,983,451

Utilities (5.5%)
Electric Utilities (2.3%)
Alliant Energy Corp.	467,901	35,696,167

Multi-Utilities (3.2%)
Ameren Corp.	230,911	26,102,180
DTE Energy Co.	147,578	22,486,460

		48,588,640

Total Utilities		84,284,807

Total Common Stocks (96.3%) (Cost $1,005,506,428)		1,473,546,853

SHORT-TERM INVESTMENTS:
Investment Companies (2.4%)
Allspring Government Money Market Fund, Select Shares 3.57% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	5,551,984	5,551,984
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	29,986,477	29,986,476
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	300,000	300,000

Total Investment Companies		36,838,460

Total Short-Term Investments (2.4%)
(Cost $36,846,336)		36,838,460

Total Investments in Securities (98.7%)
(Cost $1,042,352,764)		1,510,385,313
Other Assets Less Liabilities (1.3%)		19,516,889

Net Assets (100%)		$1,529,902,202

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $10,111,400. This was collateralized by $3,421,356 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.750%, maturing 8/13/26 - 5/15/55 and by cash of $6,851,984 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$40,431,605	$—	$—	$40,431,605
Consumer Discretionary	142,131,058	5,898,867	—	148,029,925
Consumer Staples	7,822,199	—	—	7,822,199
Energy	6,893,994	—	—	6,893,994
Financials	99,055,494	—	—	99,055,494
Health Care	281,154,555	—	—	281,154,555
Industrials	410,137,157	6,512,590	—	416,649,747
Information Technology	336,642,800	—	—	336,642,800
Materials	23,598,276	—	—	23,598,276
Real Estate	28,983,451	—	—	28,983,451
Utilities	84,284,807	—	—	84,284,807
Short-Term Investments
Investment Companies	36,838,460	—	—	36,838,460

Total Assets	$1,497,973,856	$12,411,457	$—	$1,510,385,313

Total Liabilities	$—	$—	$—	$—

Total	$1,497,973,856	$12,411,457	$—	$1,510,385,313

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$191,020,149
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$272,488,732

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$566,326,637
Aggregate gross unrealized depreciation	(98,679,766)

Net unrealized appreciation	$467,646,871

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,042,738,442

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $1,042,352,764)	$1,510,385,313
Cash	24,669,000
Foreign cash (Cost $281)	281
Receivable for securities sold	2,676,481
Dividends, interest and other receivables	874,215
Receivable for Portfolio shares sold	52,015
Securities lending income receivable	3,185
Other assets	14,808

Total assets	1,538,675,298

LIABILITIES
Payable for return of collateral on securities loaned	6,851,984
Investment management fees payable	832,842
Payable for Portfolio shares repurchased	590,550
Distribution fees payable – Class IB	273,904
Administrative fees payable	110,705
Payable for securities purchased	417
Accrued expenses	112,694

Total liabilities	8,773,096

Commitments and contingent liabilities^
NET ASSETS	$1,529,902,202

Net assets were comprised of:
Paid in capital	$919,698,867
Total distributable earnings (loss)	610,203,335

Net assets	$1,529,902,202

Class IB
Net asset value, offering and redemption price per share, $1,358,763,838 / 59,561,082 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.81

Class K
Net asset value, offering and redemption price per share, $171,138,364 / 6,955,826 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.60

(x)	Includes value of securities on loan of $10,111,400.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $143,149 foreign withholding tax)	$5,831,976
Interest	421,944
Securities lending (net)	17,905

Total income	6,271,825

EXPENSES
Investment management fees	4,851,232
Distribution fees – Class IB	1,591,681
Administrative fees	644,327
Custodian fees	52,543
Professional fees	48,138
Printing and mailing expenses	39,277
Trustees’ fees	22,417
Miscellaneous	14,717

Total expenses	7,264,332

NET INVESTMENT INCOME (LOSS)	(992,507)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	122,427,742
Foreign currency transactions	(1,151)

Net realized gain (loss)	122,426,591

Change in unrealized appreciation (depreciation) on:
Investments in securities	9,780,379
Foreign currency translations	(505)

Net change in unrealized appreciation (depreciation)	9,779,874

NET REALIZED AND UNREALIZED GAIN (LOSS)	132,206,465

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$131,213,958

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(992,507)	$(2,445,322)
Net realized gain (loss)	122,426,591	136,056,824
Net change in unrealized appreciation (depreciation)	9,779,874	(21,164,260)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	131,213,958	112,447,242

Distributions to shareholders:
Class IB	—	(113,381,750)
Class K	—	(13,525,057)

Total distributions to shareholders	—	(126,906,807)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,109,248 and 3,568,821 shares, respectively ]	23,213,979	78,013,530
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,338,262 shares, respectively ]	—	113,381,750
Capital shares repurchased [ (3,833,531) and (7,391,145) shares, respectively ]	(80,803,361)	(158,990,032)

Total Class IB transactions	(57,589,382)	32,405,248

Class K
Capital shares sold [ 168,417 and 803,834 shares, respectively ]	3,811,309	16,573,053
Capital shares issued in reinvestment of dividends and distributions [ 0 and 591,396 shares, respectively ]	—	13,525,057
Capital shares repurchased [ (548,098) and (1,579,814) shares, respectively ]	(12,459,062)	(36,134,202)

Total Class K transactions	(8,647,753)	(6,036,092)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(66,237,135)	26,369,156

TOTAL INCREASE (DECREASE) IN NET ASSETS	64,976,823	11,909,591
NET ASSETS:
Beginning of period	1,464,925,379	1,453,015,788

End of period	$1,529,902,202	$1,464,925,379

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024		2023	2022	2021
Net asset value, beginning of period	$20.87		$21.12	$19.98		$18.34	$23.58	$22.55

Income (loss) from investment operations†:
Net investment income (loss) (e)	(0.02)		(0.04)	(0.02)		(0.01)	(0.03)	(0.09)
Net realized and unrealized gain (loss)	1.96		1.76	2.90		3.07	(3.86)	3.79

Total from investment operations	1.94		1.72	2.88		3.06	(3.89)	3.70

Less distributions:
Dividends from net investment income	—		—	—	#	(0.01)	—	(0.02)
Distributions from net realized gains	—		(1.97)	(1.74)		(1.41)	(1.35)	(2.65)

Total dividends and distributions	—		(1.97)	(1.74)		(1.42)	(1.35)	(2.67)

Net asset value, end of period	$22.81		$20.87	$21.12		$19.98	$18.34	$23.58

Total return (b)(y)	9.30%		8.05%	14.16	%(aa)	17.01%	(16.57)%	16.83%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,358,764		$1,300,007	$1,283,414		$1,106,355	$1,007,762	$1,291,116
Ratio of expenses to average net assets:
After waivers (a)(f)	1.04%		1.04%	1.05%		1.05%	1.05%	1.04%
Before waivers (a)(f)	1.04%		1.04%	1.05%		1.05%	1.05%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	(0.17)%		(0.20)%	(0.09)%		(0.03)%	(0.13)%	(0.35)%
Before waivers (a)(g)	(0.17)%		(0.20)%	(0.09)%		(0.03)%	(0.13)%	(0.35)%
Portfolio turnover rate^	14	%(z)	20%	14%		14%	19%	18%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024		2023	2022	2021
Net asset value, beginning of period	$22.48		$22.55	$21.18		$19.36	$24.75	$23.53

Income (loss) from investment operations†:
Net investment income (loss) (e)	0.01	*	0.01	0.04		0.05	0.03	(0.03)
Net realized and unrealized gain (loss)	2.11		1.89	3.07		3.24	(4.07)	3.98

Total from investment operations	2.12		1.90	3.11		3.29	(4.04)	3.95

Less distributions:
Dividends from net investment income	—		—	—	#	(0.06)	—	(0.08)
Distributions from net realized gains	—		(1.97)	(1.74)		(1.41)	(1.35)	(2.65)

Total dividends and distributions	—		(1.97)	(1.74)		(1.47)	(1.35)	(2.73)

Net asset value, end of period	$24.60		$22.48	$22.55		$21.18	$19.36	$24.75

Total return (b)(y)	9.43%		8.34%	14.44	%(aa)	17.30%	(16.39)%	17.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$171,138		$164,919	$169,601		$172,532	$166,197	$183,383
Ratio of expenses to average net assets:
After waivers (a)(f)	0.79%		0.79%	0.80%		0.80%	0.80%	0.79%
Before waivers (a)(f)	0.79%		0.79%	0.80%		0.80%	0.80%	0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	0.08%		0.05%	0.16%		0.22%	0.13%	(0.11)%
Before waivers (a)(g)	0.08%		0.05%	0.16%		0.22%	0.13%	(0.11)%
Portfolio turnover rate^	14	%(z)	20%	14%		14%	19%	18%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period may not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

*	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a litigation payment. Without this income, the total return would have been 14.05% for Class IB and 14.34% for Class K.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (50.2%)
iShares Core S&P 500 ETF	190,566	$142,712,972
iShares Russell 2000 ETF	237,176	71,259,529
State Street SPDR Portfolio S&P 500 ETF	1,626,718	142,955,978
Vanguard S&P 500 ETF	223,120	153,241,047

Total Exchange Traded Funds (50.2%) (Cost $358,331,302)		510,169,526

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Security (0.0%)†
United Airlines Pass-Through Trust,
Series 2023-1 A
5.800%, 1/15/36	$137,505	142,487

Corporate Bonds (9.6%)
Communication Services (0.7%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.
4.100%, 2/15/28	298,000	295,651
6.000%, 4/30/56	996,000	966,632
British Telecommunications Ltd.
5.125%, 12/4/28	200,000	201,464
Comcast Corp.
4.750%, 3/1/44	78,000	65,673
4.950%, 10/15/58	2,000	1,601
2.987%, 11/1/63	111,000	57,896
5.500%, 5/15/64	705,000	606,315
Deutsche Telekom International Finance BV
9.250%, 6/1/32	150,000	182,671
Telefonica Emisiones SA
7.045%, 6/20/36	8,000	8,835
Verizon Communications, Inc.
1.500%, 9/18/30	822,000	723,752
4.750%, 11/1/41	4,000	3,578
4.862%, 8/21/46	300,000	261,710
2.987%, 10/30/56	2,000	1,177

		3,376,955

Entertainment (0.1%)
Electronic Arts, Inc.
1.850%, 2/15/31	138,000	127,823
NBCUniversal Media LLC
6.400%, 4/30/40	421,000	458,957
Netflix, Inc.
4.875%, 4/15/28	227,000	228,677
TWDC Enterprises 18 Corp.
2.950%, 6/15/27	128,000	126,428
3.000%, 7/30/46	3,000	2,056
Walt Disney Co. (The)
2.750%, 9/1/49	500,000	310,749

		1,254,690

Interactive Media & Services (0.1%)
Alphabet, Inc.
4.700%, 11/15/35	739,000	724,861
5.700%, 11/15/75	35,000	33,764
Meta Platforms, Inc.
3.500%, 8/15/27	39,000	38,670
5.625%, 11/15/55	473,000	429,710
5.750%, 11/15/65	116,000	104,670

		1,331,675

Media (0.1%)
Fox Corp.
4.709%, 1/25/29	3,000	2,998
Omnicom Group, Inc.
2.450%, 4/30/30	249,000	228,689
5.300%, 6/2/36	34,000	33,206
3.375%, 3/1/41	4,000	2,995
WPP 2025 LLC
6.500%, 3/30/36	147,000	143,948

		411,836

Wireless Telecommunication Services (0.1%)
Telefonica Europe BV
8.250%, 9/15/30	14,000	15,730
T-Mobile USA, Inc.
2.050%, 2/15/28	793,000	761,993
2.250%, 11/15/31	254,000	222,911
5.500%, 1/15/55	134,000	123,679
Vodafone Group plc
5.750%, 2/10/63	72,000	66,637

		1,190,950

Total Communication Services		7,566,106

Consumer Discretionary (0.4%)
Automobiles (0.1%)
General Motors Co.
6.750%, 4/1/46	270,000	284,710
Toyota Motor Corp.
2.362%, 3/25/31	200,000	181,259

		465,969

Broadline Retail (0.1%)
Amazon.com, Inc.
3.150%, 8/22/27	422,000	416,833
2.100%, 5/12/31	391,000	348,769
6.050%, 3/13/76	300,000	299,660
eBay, Inc.
4.000%, 7/15/42	47,000	37,452

		1,102,714

Distributors (0.0%)†
Genuine Parts Co.
6.875%, 11/1/33	167,000	180,643
LKQ Corp.
5.750%, 6/15/28	166,000	168,295

		348,938

Hotels, Restaurants & Leisure (0.1%)
Darden Restaurants, Inc.
6.300%, 10/10/33	333,000	354,559
Marriott International, Inc.
4.500%, 5/1/33	2,000	1,936
Series II
2.750%, 10/15/33	299,000	260,183
Royal Caribbean Cruises Ltd.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
3.700%, 3/15/28	$188,000	$185,194
4.750%, 5/15/33	21,000	20,478
Starbucks Corp.
4.000%, 11/15/28	266,000	262,869
4.450%, 8/15/49	45,000	37,126

		1,122,345

Household Durables (0.0%)†
Leggett & Platt, Inc.
3.500%, 11/15/51	102,000	63,035
Lennar Corp.
5.200%, 7/30/30	2,000	2,022
PulteGroup, Inc.
4.900%, 3/1/36	98,000	95,504

		160,561

Specialty Retail (0.1%)
Home Depot, Inc. (The)
2.750%, 9/15/51	1,083,000	661,377
5.400%, 6/25/64	8,000	7,587
Lowe’s Cos., Inc.
3.650%, 4/5/29	549,000	535,994
O’Reilly Automotive, Inc.
4.700%, 6/15/32	2,000	1,988

		1,206,946

Textiles, Apparel & Luxury Goods (0.0%)†
Ralph Lauren Corp.
2.950%, 6/15/30	171,000	160,451

Total Consumer Discretionary		4,567,924

Consumer Staples (0.6%)
Beverages (0.1%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 4/15/58	350,000	301,821
Coca-Cola Co. (The)
1.000%, 3/15/28	465,000	440,400
PepsiCo, Inc.
2.750%, 3/19/30	525,000	494,269

		1,236,490

Consumer Staples Distribution & Retail (0.1%)
Costco Wholesale Corp.
1.750%, 4/20/32	187,000	161,807
Dollar General Corp.
4.125%, 5/1/28	19,000	18,863
Kroger Co. (The)
5.650%, 9/15/64	102,000	95,779
Sysco Corp.
4.400%, 7/25/31	287,000	279,670
Walmart, Inc.
1.800%, 9/22/31	326,000	287,848
4.500%, 4/15/53	206,000	179,338

		1,023,305

Food Products (0.2%)
Archer-Daniels-Midland Co.
4.500%, 8/15/33	212,000	208,718
Campbell’s Co. (The)
4.800%, 3/15/48	274,000	224,927
Hershey Co. (The)
4.500%, 5/4/33	255,000	252,354
Ingredion, Inc.
2.900%, 6/1/30	2,000	1,871
JBS NV
7.250%, 11/15/53	116,000	127,114
Kraft Heinz Foods Co.
5.200%, 7/15/45	350,000	312,700
Mondelez International, Inc.
4.250%, 5/6/28	223,000	222,179
Unilever Capital Corp.
4.875%, 9/8/28	100,000	101,027

		1,450,890

Household Products (0.1%)
Colgate-Palmolive Co.
3.250%, 8/15/32	203,000	190,001
Kimberly-Clark Corp.
2.875%, 2/7/50	341,000	221,420
Procter & Gamble Co. (The)
5.800%, 8/15/34	159,000	170,487

		581,908

Personal Care Products (0.0%)†
Kenvue, Inc.
5.050%, 3/22/28	223,000	225,099

Tobacco (0.1%)
Altria Group, Inc.
4.000%, 2/4/61	268,000	186,515
BAT Capital Corp.
7.750%, 10/19/32	475,000	541,216
Philip Morris International, Inc.
4.000%, 10/29/30	600,000	584,243

		1,311,974

Total Consumer Staples		5,829,666

Energy (0.7%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC
4.486%, 5/1/30	242,000	240,557
Helmerich & Payne, Inc.
2.900%, 9/29/31	176,000	157,798
Patterson-UTI Energy, Inc.
7.150%, 10/1/33	82,000	88,244

		486,599

Oil, Gas & Consumable Fuels (0.6%)
BP Capital Markets America, Inc.
4.989%, 4/10/34	432,000	431,642
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29	187,000	180,821
Cheniere Energy Partners LP
5.550%, 10/30/35	255,000	259,458
Cheniere Energy, Inc.
5.650%, 4/15/34	203,000	208,367
Devon Energy Corp.
5.200%, 9/15/34	241,000	241,442
Diamondback Energy, Inc.
6.250%, 3/15/53	171,000	177,336

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Energy Transfer LP
5.950%, 5/15/54	$712,000	$683,293
Eni USA, Inc.
7.300%, 11/15/27	362,000	374,890
EOG Resources, Inc.
5.650%, 12/1/54	307,000	300,565
Exxon Mobil Corp.
3.452%, 4/15/51	273,000	194,645
Hess Corp.
7.125%, 3/15/33	1,000	1,122
Kinder Morgan Energy Partners LP
7.500%, 11/15/40	2,000	2,336
Marathon Petroleum Corp.
5.000%, 9/15/54	199,000	170,136
MPLX LP
5.200%, 3/1/47	513,000	461,679
ONEOK, Inc.
4.350%, 3/15/29	426,000	422,110
Pioneer Natural Resources Co.
1.900%, 8/15/30	680,000	610,467
South Bow USA Infrastructure Holdings LLC
4.911%, 9/1/27	164,000	164,311
5.026%, 10/1/29	3,000	3,009
Targa Resources Corp.
4.900%, 9/15/30	381,000	382,169
Tennessee Gas Pipeline Co. LLC
7.625%, 4/1/37	8,000	9,381
TotalEnergies Capital International SA
3.455%, 2/19/29	50,000	48,798
3.127%, 5/29/50	5,000	3,326
TotalEnergies Capital SA
5.425%, 9/10/64	151,000	142,145
TotalEnergies Capital USA LLC
4.857%, 1/13/36	108,000	106,019
Valero Energy Corp.
4.350%, 6/1/28	44,000	43,809
Western Midstream Operating LP
5.500%, 8/15/48	7,000	6,238
5.250%, 2/1/50(e)	126,000	109,817
Williams Cos., Inc. (The)
4.625%, 6/30/30	499,000	496,838

		6,236,169

Total Energy		6,722,768

Financials (3.1%)
Banks (1.6%)
Banco Bilbao Vizcaya Argentaria SA
4.150%, 3/3/29	200,000	197,058
Banco Santander SA
2.749%, 12/3/30	200,000	181,175
6.921%, 8/8/33	200,000	217,279
6.938%, 11/7/33	400,000	446,837
Bank of America Corp.
3.248%, 10/21/27	859,000	848,779
Bank of America NA
6.000%, 10/15/36	1,359,000	1,435,675
BankUnited, Inc.
5.125%, 6/11/30	1,068,000	1,059,990
Barclays plc
4.836%, 5/9/28	200,000	199,038
Capital One NA
4.650%, 9/13/28	559,000	559,442
Citibank NA
4.838%, 8/6/29	1,168,000	1,176,024
5.570%, 4/30/34	366,000	379,296
Citizens Financial Group, Inc.
3.250%, 4/30/30	268,000	253,556
2.638%, 9/30/32	182,000	155,501
Cooperatieve Rabobank UA
5.250%, 5/24/41	36,000	35,536
Fifth Third Financial Corp.
4.000%, 2/1/29	312,000	306,145
First Horizon Bank
5.750%, 5/1/30	250,000	253,125
First-Citizens Bank & Trust Co.
6.125%, 3/9/28	177,000	180,097
HSBC Bank USA NA
7.000%, 1/15/39	360,000	405,029
HSBC Holdings plc
4.950%, 3/31/30	719,000	724,911
6.500%, 5/2/36	334,000	353,410
Huntington National Bank (The)
5.650%, 1/10/30	251,000	257,995
ING Groep NV
4.550%, 10/2/28	328,000	327,715
Keybank National Association
4.390%, 12/14/27	255,000	254,332
Lloyds Banking Group plc
5.300%, 12/1/45	501,000	469,356
Manufacturers & Traders Trust Co.
3.400%, 8/17/27	278,000	274,433
Mitsubishi UFJ Financial Group, Inc.
3.287%, 7/25/27	2,000	1,979
2.559%, 2/25/30	740,000	685,851
Mizuho Financial Group, Inc.
4.018%, 3/5/28	262,000	260,045
PNC Bank NA
4.050%, 7/26/28	250,000	246,856
PNC Financial Services Group, Inc. (The)
2.550%, 1/22/30	640,000	598,098
Regions Financial Corp.
7.375%, 12/10/37	164,000	186,139
Santander Holdings USA, Inc.
4.400%, 7/13/27	77,000	76,917
Sumitomo Mitsui Financial Group, Inc.
5.766%, 1/13/33	652,000	678,501
Truist Bank
2.250%, 3/11/30	567,000	517,375
US Bancorp
3.000%, 7/30/29	553,000	525,996
Webster Financial Corp.
4.100%, 3/25/29	218,000	212,615
Wells Fargo Bank NA
5.950%, 8/26/36	1,514,000	1,588,199
Zions Bancorp NA
3.250%, 10/29/29	250,000	235,550

		16,765,855

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Capital Markets (0.8%)
Ares Capital Corp.
2.875%, 6/15/27	$2,000	$1,961
5.875%, 3/1/29	96,000	96,643
Ares Strategic Income Fund
5.700%, 3/15/28	226,000	225,663
Bank of New York Mellon Corp. (The)
1.650%, 7/14/28	96,000	90,880
1.650%, 1/28/31	568,000	501,447
Blackstone Private Credit Fund
6.000%, 11/22/34	154,000	147,855
Blue Owl Capital Corp.
2.875%, 6/11/28	2,000	1,893
5.950%, 3/15/29	365,000	365,176
Brookfield Asset Management Ltd.
4.653%, 11/15/30	567,000	559,633
Deutsche Bank AG
5.414%, 5/10/29	423,000	432,188
Goldman Sachs Group, Inc. (The)
2.600%, 2/7/30	1,867,000	1,734,617
HPS Corporate Lending Fund
5.300%, 6/5/27	137,000	136,851
Intercontinental Exchange, Inc.
1.850%, 9/15/32	51,000	42,992
3.000%, 6/15/50	325,000	212,336
Jefferies Financial Group, Inc.
6.500%, 1/20/43	239,000	240,726
Lazard Group LLC
5.625%, 8/1/35	7,000	7,028
Morgan Stanley
6.375%, 7/24/42	1,981,000	2,163,131
Nasdaq, Inc.
1.650%, 1/15/31	245,000	214,901
New Mountain Finance Corp.
6.875%, 2/1/29	158,000	158,765
Nomura Holdings, Inc.
6.087%, 7/12/33	307,000	323,449
North Haven Private Income Fund LLC
5.750%, 2/1/30	157,000	153,348
Northern Trust Corp.
3.650%, 8/3/28	222,000	218,890
State Street Corp.
4.330%, 10/22/27	384,000	384,186
UBS AG
4.500%, 6/26/48	304,000	269,405

		8,683,964

Consumer Finance (0.2%)
Ally Financial, Inc.
2.200%, 11/2/28	284,000	267,089
American Honda Finance Corp.
4.600%, 4/17/30	449,000	444,877
General Motors Financial Co., Inc.
5.450%, 9/6/34	410,000	410,770
John Deere Capital Corp.
Series MTN1
5.050%, 6/12/34	3,000	3,029
PACCAR Financial Corp.
4.250%, 6/23/27	1,000	1,000
Synchrony Financial
2.875%, 10/28/31	262,000	230,878
Toyota Motor Credit Corp.
1.900%, 9/12/31	61,000	53,110
Series B
3.750%, 1/12/28	380,000	376,893

		1,787,646

Financial Services (0.2%)
Apollo Global Management, Inc.
5.700%, 3/30/36	176,000	176,944
Block Financial LLC
2.500%, 7/15/28	96,000	91,435
5.375%, 9/15/32	167,000	163,789
Fidelity National Information Services, Inc.
4.450%, 3/10/28	270,000	269,177
Global Payments, Inc.
5.950%, 8/15/52	3,000	2,836
HA Sustainable Infrastructure Capital, Inc.
6.750%, 7/15/35	143,000	148,394
6.000%, 3/15/36	2,000	1,974
National Rural Utilities Cooperative Finance Corp.
2.750%, 4/15/32	209,000	187,160
4.150%, 12/15/32	160,000	153,801
Shell International Finance BV
2.875%, 11/26/41	269,000	195,859
Visa, Inc.
4.300%, 12/14/45	282,000	241,940
2.000%, 8/15/50	2,000	1,075
Western Union Co. (The)
4.750%, 6/15/29	2,000	1,982

		1,636,366

Insurance (0.3%)
Alleghany Corp.
3.625%, 5/15/30	235,000	227,061
American International Group, Inc.
5.125%, 3/27/33	167,000	168,068
Aon Corp.
2.900%, 8/23/51	239,000	148,074
Arthur J Gallagher & Co.
5.000%, 2/15/32	265,000	265,165
Athene Holding Ltd.
6.650%, 2/1/33	34,000	35,867
5.875%, 1/15/34	232,000	234,431
6.250%, 4/1/54	18,000	16,683
6.625%, 5/19/55	22,000	21,334
AXIS Specialty Finance LLC
3.900%, 7/15/29	57,000	55,500
Berkshire Hathaway Finance Corp.
4.250%, 1/15/49	241,000	198,682
Brighthouse Financial, Inc.
3.850%, 12/22/51	139,000	80,244
Brown & Brown, Inc.
5.550%, 6/23/35	231,000	230,827
CNA Financial Corp.
5.500%, 6/15/33	154,000	156,262
Horace Mann Educators Corp.
7.250%, 9/15/28	150,000	156,656

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Markel Group, Inc.
5.000%, 4/5/46	$214,000	$191,041
Marsh & McLennan Cos., Inc.
4.950%, 3/15/36	2,000	1,967
5.700%, 9/15/53	289,000	286,957
Nationwide Financial Services, Inc.
6.750%, 5/15/37	13,000	12,902
Prudential Funding Asia plc
3.125%, 4/14/30	141,000	133,486
Travelers Cos., Inc. (The)
5.700%, 7/24/55	251,000	251,884
Unum Group
5.250%, 12/15/35	178,000	174,517

		3,047,608

Total Financials		31,921,439

Health Care (1.1%)
Biotechnology (0.2%)
AbbVie, Inc.
5.050%, 3/15/34	836,000	843,976
4.850%, 6/15/44	13,000	11,935
Amgen, Inc.
4.200%, 2/22/52	1,010,000	793,264
Gilead Sciences, Inc.
1.200%, 10/1/27	128,000	123,268

		1,772,443

Health Care Equipment & Supplies (0.2%)
Abbott Laboratories
6.150%, 11/30/37	451,000	491,968
Augusta SpinCo Corp.
4.945%, 3/23/33	194,000	192,901
Baxter International, Inc.
4.900%, 12/15/30	228,000	226,059
Koninklijke Philips NV
5.000%, 3/15/42	156,000	143,266
Medtronic, Inc.
4.375%, 3/15/35	2,000	1,919
Smith & Nephew plc
2.032%, 10/14/30	237,000	210,442
Solventum Corp.
5.450%, 3/13/31	202,000	206,921
Zimmer Biomet Holdings, Inc.
5.200%, 9/15/34	195,000	195,268

		1,668,744

Health Care Providers & Services (0.3%)
Cardinal Health, Inc.
4.500%, 9/15/30	195,000	193,324
Cigna Group (The)
3.875%, 10/15/47	658,000	504,357
CVS Health Corp.
6.000%, 6/1/63	280,000	273,843
Elevance Health, Inc.
4.100%, 5/15/32	529,000	507,187
4.650%, 8/15/44	2,000	1,743
HCA, Inc.
5.750%, 3/1/35	645,000	666,035
Humana, Inc.
5.750%, 4/15/54	183,000	171,650
UnitedHealth Group, Inc.
6.500%, 6/15/37	903,000	995,474
Universal Health Services, Inc.
2.650%, 1/15/32	199,000	173,426

		3,487,039

Life Sciences Tools & Services (0.1%)
Danaher Corp.
2.600%, 10/1/50	254,000	153,786
Revvity, Inc.
3.300%, 9/15/29	144,000	137,363
Thermo Fisher Scientific, Inc.
4.215%, 2/12/31	358,000	351,715

		642,864

Pharmaceuticals (0.3%)
Astrazeneca Finance LLC
2.250%, 5/28/31	63,000	56,518
4.300%, 3/2/33	235,000	228,688
5.000%, 2/26/34	3,000	3,026
4.600%, 3/2/36	31,000	30,046
AstraZeneca plc
4.000%, 1/17/29	2,000	1,980
2.125%, 8/6/50	5,000	2,788
Bristol-Myers Squibb Co.
2.950%, 3/15/32	589,000	537,746
Eli Lilly & Co.
4.550%, 2/12/28	276,000	277,224
4.900%, 10/15/35	2,000	1,996
2.500%, 9/15/60	345,000	188,232
GlaxoSmithKline Capital plc
3.375%, 6/1/29	262,000	255,263
Johnson & Johnson
4.500%, 9/1/40	490,000	461,605
3.750%, 3/3/47	2,000	1,611
Merck & Co., Inc.
5.500%, 3/15/46	639,000	633,782
Pfizer, Inc.
3.900%, 3/15/39	946,000	823,976
Zoetis, Inc.
4.150%, 8/17/28	76,000	75,437

		3,579,918

Total Health Care		11,151,008

Industrials (0.9%)
Aerospace & Defense (0.2%)
Boeing Co. (The)
5.875%, 2/15/40	299,000	308,198
Embraer Netherlands Finance BV
5.980%, 2/11/35	248,000	258,359
GE Capital Funding LLC
4.550%, 5/15/32	200,000	198,204
Howmet Aerospace, Inc.
3.000%, 1/15/29	175,000	168,396
3.900%, 4/15/29	5,000	4,918
Lockheed Martin Corp.
4.400%, 8/15/30	404,000	402,087
Northrop Grumman Corp.
4.900%, 6/1/34	302,000	300,852
RTX Corp.
3.750%, 11/1/46	5,000	3,856
4.350%, 4/15/47	615,000	515,838

		2,160,708

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Air Freight & Logistics (0.0%)†
FedEx Corp.
4.100%, 2/1/45	$343,000	$286,587
United Parcel Service, Inc.
6.050%, 5/14/65	8,000	8,208

		294,795

Building Products (0.0%)†
Carlisle Cos., Inc.
5.250%, 9/15/35	92,000	91,607
Carrier Global Corp.
2.700%, 2/15/31	262,000	240,182

		331,789

Commercial Services & Supplies (0.1%)
Republic Services, Inc.
3.375%, 11/15/27	2,000	1,976
1.750%, 2/15/32	70,000	59,849
Waste Management, Inc.
3.875%, 1/15/29	190,000	187,173
2.950%, 6/1/41	216,000	162,663

		411,661

Construction & Engineering (0.0%)†
Quanta Services, Inc.
5.100%, 8/9/35	173,000	171,773

Electrical Equipment (0.1%)
Eaton Corp.
4.500%, 3/6/33	333,000	326,070
Hubbell, Inc.
2.300%, 3/15/31	183,000	164,386

		490,456

Ground Transportation (0.1%)
Burlington Northern Santa Fe LLC
5.150%, 9/1/43	415,000	398,607
CSX Corp.
4.100%, 11/15/32	359,000	347,510
Norfolk Southern Corp.
5.950%, 3/15/64	354,000	359,252
4.100%, 5/15/21	42,000	29,381
Ryder System, Inc.
5.650%, 3/1/28	212,000	215,657

		1,350,407

Industrial Conglomerates (0.0%)†
3M Co.
5.150%, 3/15/35	254,000	256,455

Machinery (0.1%)
CNH Industrial Capital LLC
5.500%, 1/12/29	2,000	2,036
4.375%, 3/7/31	197,000	193,023
Cummins, Inc.
4.700%, 2/15/31	221,000	222,017
Deere & Co.
3.100%, 4/15/30	579,000	550,134
Ingersoll Rand, Inc.
5.700%, 8/14/33	162,000	168,544
Oshkosh Corp.
3.100%, 3/1/30	44,000	41,347
Otis Worldwide Corp.
5.250%, 8/16/28	2,000	2,026
Stanley Black & Decker, Inc.
5.200%, 9/1/40	204,000	193,438

		1,372,565

Passenger Airlines (0.0%)†
Delta Air Lines, Inc.
4.375%, 4/19/28	43,000	42,684

Professional Services (0.2%)
Broadridge Financial Solutions, Inc.
2.600%, 5/1/31	186,000	166,250
Concentrix Corp.
6.850%, 8/2/33	182,000	159,078
Jacobs Solutions, Inc.
4.750%, 3/3/31	180,000	178,016
Paychex, Inc.
5.350%, 4/15/32	109,000	110,405
TR Finance LLC
5.500%, 8/15/35	1,105,000	1,117,722

		1,731,471

Trading Companies & Distributors (0.1%)
Sumisho Air Lease Corp.
5.200%, 7/15/31	263,000	264,176
WW Grainger, Inc. 4.600%, 6/15/45	188,000	168,068

		432,244

Total Industrials		9,047,008

Information Technology (0.7%)
Communications Equipment (0.0%)†
Motorola Solutions, Inc. 5.400%, 4/15/34	232,000	234,742

Electronic Equipment, Instruments & Components (0.0%)†
Allegion US Holding Co., Inc. 3.550%, 10/1/27	2,000	1,973

IT Services (0.1%)
Accenture Capital, Inc. 4.250%, 10/4/31	215,000	209,606
Booz Allen Hamilton, Inc. 5.950%, 4/15/35	173,000	172,158
Gartner, Inc. 5.600%, 11/20/35	163,000	154,354
International Business Machines Corp. 4.950%, 2/3/36	117,000	113,959
3.430%, 2/9/52	283,000	188,144
5.800%, 2/3/56	143,000	138,963
Kyndryl Holdings, Inc.
3.150%, 10/15/31	56,000	46,732
6.350%, 2/20/34	172,000	163,526

		1,187,442

Semiconductors & Semiconductor Equipment (0.2%)
Applied Materials, Inc. 4.350%, 4/1/47	249,000	213,862
Broadcom, Inc. 4.600%, 1/15/33	755,000	740,623
4.800%, 2/15/36	147,000	142,944
Intel Corp. 5.200%, 2/10/33	699,000	707,593

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
KLA Corp. 4.100%, 3/15/29	$36,000	$35,643
Marvell Technology, Inc.
2.450%, 4/15/28	221,000	212,823
Microchip Technology, Inc.
5.050%, 3/15/29	184,000	185,335
Micron Technology, Inc.
3.366%, 11/1/41	153,000	119,356
NXP BV
2.650%, 2/15/32	2,000	1,775

		2,359,954

Software (0.3%)
Adobe, Inc.
4.750%, 1/17/28	2,000	2,013
4.950%, 4/4/34	182,000	181,083
Microsoft Corp.
3.500%, 11/15/42	109,000	87,409
2.525%, 6/1/50	247,000	147,298
Oracle Corp.
3.250%, 11/15/27	1,142,000	1,119,296
6.700%, 2/4/56	377,000	356,184
Salesforce, Inc.
1.500%, 7/15/28	96,000	90,385
4.650%, 3/15/29	3,000	2,998
5.200%, 3/15/33	608,000	609,787
5.550%, 3/15/36	30,000	29,921
3.050%, 7/15/61	2,000	1,120
6.700%, 3/15/66	150,000	151,419

		2,778,913

Technology Hardware, Storage & Peripherals (0.1%)
Apple, Inc.
3.250%, 8/8/29	15,000	14,546
4.500%, 5/12/32	4,000	4,023
3.450%, 2/9/45	893,000	677,672
Hewlett Packard Enterprise Co.
5.250%, 4/1/33	339,000	340,082
HP, Inc.
4.000%, 4/15/29	2,000	1,960

		1,038,283

Total Information Technology		7,601,307

Materials (0.3%)
Chemicals (0.1%)
Dow Chemical Co. (The)
5.250%, 11/15/41	236,000	212,710
DuPont de Nemours, Inc.
4.725%, 11/15/28	181,000	180,942
Eastman Chemical Co.
4.500%, 2/20/31	166,000	162,712
Ecolab, Inc.
5.250%, 1/15/28	96,000	97,198
2.750%, 8/18/55	7,000	4,180
Linde, Inc.
2.000%, 8/10/50	2,000	1,071
LYB International Finance III LLC
5.875%, 1/15/36	2,000	2,009
4.200%, 5/1/50	240,000	174,216
RPM International, Inc.
4.550%, 3/1/29	119,000	118,636
Sherwin-Williams Co. (The)
4.550%, 3/1/28	251,000	250,997

		1,204,671

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.
3.500%, 12/15/27	207,000	204,177

Containers & Packaging (0.1%)
AptarGroup, Inc.
4.750%, 3/30/31	2,000	1,980
Berry Global, Inc.
5.800%, 6/15/31	186,000	192,605
Packaging Corp. of America
3.050%, 10/1/51	266,000	173,267
Sonoco Products Co.
5.750%, 11/1/40	2,000	2,021

		369,873

Metals & Mining (0.1%)
Nucor Corp.
3.950%, 5/1/28	154,000	152,600
5.100%, 6/1/35	13,000	13,083
Rio Tinto Finance USA plc
5.000%, 3/9/33	185,000	186,740
5.250%, 3/14/35	36,000	36,614
5.875%, 3/14/65	218,000	222,140
Southern Copper Corp.
6.750%, 4/16/40	191,000	211,139
Steel Dynamics, Inc.
5.375%, 8/15/34	34,000	34,429

		856,745

Total Materials		2,635,466

Real Estate (0.1%)
Diversified REITs (0.0%)†
VICI Properties LP (REIT)
4.750%, 4/1/28	6,000	5,994
5.625%, 5/15/52	12,000	10,985
6.125%, 4/1/54	87,000	85,120

		102,099

Specialized REITs (0.1%)
American Tower Corp. (REIT)
2.900%, 1/15/30	13,000	12,202
5.900%, 11/15/33	2,000	2,088
3.700%, 10/15/49	444,000	325,300
Crown Castle, Inc. (REIT)
3.250%, 1/15/51	499,000	330,557
Equinix, Inc. (REIT)
1.800%, 7/15/27	2,000	1,944

		672,091

Total Real Estate		774,190

Utilities (1.0%)
Electric Utilities (0.8%)
AEP Texas, Inc.
3.950%, 6/1/28	577,000	570,311
Appalachian Power Co.
Series BB
4.500%, 8/1/32	2,000	1,957

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Baltimore Gas & Electric Co.
4.550%, 6/1/52	$718,000	$598,305
Commonwealth Edison Co.
5.900%, 3/15/36	1,000	1,057
Duke Energy Indiana LLC
6.350%, 8/15/38	728,000	793,083
Emera US Finance LP
2.639%, 6/15/31	1,394,000	1,251,743
Florida Power & Light Co.
4.400%, 5/15/28	9,000	9,002
3.700%, 12/1/47	758,000	570,436
NextEra Energy Capital Holdings, Inc.
5.850%, 3/1/56	217,000	214,232
Pacific Gas and Electric Co.
3.300%, 8/1/40	3,000	2,247
3.950%, 12/1/47	877,000	642,436
6.100%, 10/15/55	31,000	30,128
PacifiCorp
5.450%, 4/15/33	664,000	673,744
5.250%, 6/15/35	38,000	37,657
PPL Electric Utilities Corp.
4.850%, 2/15/34	276,000	274,631
Public Service Co. of Colorado
1.875%, 6/15/31	5,000	4,358
5.750%, 5/15/54	191,000	189,548
Series 38
4.100%, 6/1/32	336,000	322,249
Public Service Co. of New Hampshire
4.400%, 7/1/28	418,000	417,628
Southern California Edison Co.
6.650%, 4/1/29	85,000	88,242
Series A
4.200%, 3/1/29	281,000	276,528
Union Electric Co.
3.250%, 10/1/49	515,000	350,082
Virginia Electric and Power Co.
2.950%, 11/15/51	929,000	584,750

		7,904,354

Gas Utilities (0.0%)†
Atmos Energy Corp.
6.200%, 11/15/53	158,000	168,310
CenterPoint Energy Resources Corp.
5.850%, 1/15/41	2,000	2,046
National Fuel Gas Co.
3.950%, 9/15/27	59,000	58,493
Southern California Gas Co.
5.750%, 6/1/53	3,000	2,937
6.000%, 6/15/55	23,000	23,407

		255,193

Independent Power and Renewable Electricity Producers (0.1%)
Constellation Energy Generation LLC
5.600%, 3/1/28	279,000	283,261
Oglethorpe Power Corp.
6.200%, 12/1/53	215,000	221,248

		504,509

Multi-Utilities (0.1%)
Consumers Energy Co.
4.625%, 5/15/33	289,000	284,924
Sempra
3.400%, 2/1/28	433,000	424,643
Southern Co. Gas Capital Corp.
4.400%, 5/30/47	279,000	232,666

		942,233

Water Utilities (0.0%)†
Essential Utilities, Inc.
5.125%, 3/15/36	79,000	77,920
4.276%, 5/1/49	80,000	63,552

		141,472

Total Utilities		9,747,761

Total Corporate Bonds		97,564,643

U.S. Treasury Obligations (25.7%)
U.S. Treasury Notes
4.125%, 1/31/27	10,714,000	10,721,805
4.375%, 7/15/27	1,046,000	1,048,746
0.375%, 7/31/27	1,187,000	1,140,215
2.750%, 7/31/27	755,000	744,029
3.875%, 7/31/27	1,710,000	1,705,513
2.250%, 8/15/27	713,000	698,344
3.750%, 8/15/27	1,466,000	1,459,948
0.500%, 8/31/27	1,056,000	1,012,810
3.125%, 8/31/27	1,135,000	1,122,098
3.625%, 8/31/27	1,251,000	1,243,928
3.375%, 9/15/27	1,558,000	1,544,231
0.375%, 9/30/27	803,000	766,614
3.500%, 9/30/27	1,731,000	1,717,763
4.125%, 9/30/27	1,190,000	1,189,756
3.875%, 10/15/27	1,022,000	1,018,515
0.500%, 10/31/27	850,000	810,189
3.500%, 10/31/27	1,731,000	1,716,441
4.125%, 10/31/27	761,000	760,642
2.250%, 11/15/27	727,000	708,712
4.125%, 11/15/27	1,468,000	1,467,521
0.625%, 11/30/27	843,000	802,531
3.375%, 11/30/27	1,729,000	1,710,774
3.875%, 11/30/27	1,117,000	1,112,809
4.000%, 12/15/27	1,513,000	1,509,844
0.625%, 12/31/27	1,441,000	1,367,830
3.375%, 12/31/27	1,295,000	1,280,410
3.875%, 12/31/27	1,167,000	1,162,253
4.250%, 1/15/28	1,052,000	1,053,420
0.750%, 1/31/28	1,081,000	1,025,038
3.500%, 1/31/28	2,653,000	2,626,570
2.750%, 2/15/28	1,082,000	1,058,251
4.250%, 2/15/28	1,040,000	1,041,443
1.125%, 2/29/28	1,591,000	1,514,181
3.375%, 2/29/28	1,294,000	1,278,152
4.000%, 2/29/28	1,034,000	1,031,461
3.875%, 3/15/28	1,492,000	1,485,324
1.250%, 3/31/28	1,461,000	1,390,062
3.625%, 3/31/28	834,000	826,495
3.875%, 3/31/28	1,365,000	1,358,625
3.750%, 4/15/28	1,494,000	1,483,694
1.250%, 4/30/28	1,099,000	1,043,333
3.500%, 4/30/28	1,172,000	1,158,543

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
3.750%, 4/30/28	$1,294,000	$1,285,022
2.875%, 5/15/28	1,586,000	1,549,879
3.750%, 5/15/28	1,046,000	1,038,477
1.250%, 5/31/28	1,106,000	1,047,458
3.625%, 5/31/28	672,000	665,542
4.000%, 5/31/28	1,294,000	1,290,611
3.875%, 6/15/28	1,490,000	1,482,365
1.250%, 6/30/28	1,477,000	1,395,546
4.000%, 6/30/28	1,058,000	1,054,945
4.125%, 6/30/28	2,200,000	2,199,399
3.875%, 7/15/28	1,491,000	1,482,949
1.000%, 7/31/28	1,071,000	1,004,380
4.125%, 7/31/28	1,167,000	1,166,417
2.875%, 8/15/28	1,145,000	1,115,477
3.625%, 8/15/28	1,557,000	1,540,470
1.125%, 8/31/28	1,552,000	1,455,482
4.375%, 8/31/28	780,000	783,464
3.375%, 9/15/28	1,045,000	1,027,965
1.250%, 9/30/28	1,095,000	1,027,335
4.625%, 9/30/28	1,295,000	1,307,848
3.500%, 10/15/28	1,045,000	1,030,085
1.375%, 10/31/28	1,007,000	945,212
4.875%, 10/31/28	915,000	929,313
3.125%, 11/15/28	1,532,000	1,496,558
3.500%, 11/15/28	1,492,000	1,470,033
1.500%, 11/30/28	1,481,000	1,391,451
4.375%, 11/30/28	1,470,000	1,477,161
3.500%, 12/15/28	1,048,000	1,032,138
1.375%, 12/31/28	1,466,000	1,370,151
3.750%, 12/31/28	1,049,000	1,038,847
3.500%, 1/15/29	1,047,000	1,030,518
1.750%, 1/31/29	1,389,000	1,307,593
4.000%, 1/31/29	1,551,000	1,544,867
2.625%, 2/15/29	1,067,000	1,026,664
3.500%, 2/15/29	1,046,000	1,029,061
1.875%, 2/28/29	1,301,000	1,226,903
4.250%, 2/28/29	1,187,000	1,189,781
3.500%, 3/15/29	1,045,000	1,027,774
2.375%, 3/31/29	787,000	750,930
4.125%, 3/31/29	1,251,000	1,249,984
3.875%, 4/15/29	1,047,000	1,039,495
2.875%, 4/30/29	695,000	671,418
4.625%, 4/30/29	1,319,000	1,335,337
2.375%, 5/15/29	831,000	791,484
3.875%, 5/15/29	1,046,000	1,038,391
2.750%, 5/31/29	1,109,000	1,066,686
4.500%, 5/31/29	1,792,000	1,808,763
4.125%, 6/15/29	1,033,000	1,032,516
3.250%, 6/30/29	638,000	621,828
4.250%, 6/30/29	1,815,000	1,819,821
2.625%, 7/31/29	862,000	824,290
4.000%, 7/31/29	1,742,000	1,734,527
1.625%, 8/15/29	1,242,000	1,151,570
3.125%, 8/31/29	1,026,000	994,758
3.625%, 8/31/29	1,752,000	1,724,770
3.500%, 9/30/29	1,752,000	1,717,241
3.875%, 9/30/29	548,000	543,325
4.000%, 10/31/29	1,039,000	1,033,724
4.125%, 10/31/29	1,743,000	1,740,957
1.750%, 11/15/29	995,000	920,737
3.875%, 11/30/29	657,000	650,984
4.125%, 11/30/29	1,322,000	1,320,553
3.875%, 12/31/29	980,000	970,809
4.375%, 12/31/29	1,317,000	1,326,102
3.500%, 1/31/30	507,000	495,870
4.250%, 1/31/30	1,747,000	1,751,777
1.500%, 2/15/30	1,022,000	931,471
4.000%, 2/28/30	2,458,000	2,444,366
3.625%, 3/31/30	979,000	960,554
4.000%, 3/31/30	1,750,000	1,739,984
3.500%, 4/30/30	517,000	504,760
3.875%, 4/30/30	1,315,000	1,301,479
0.625%, 5/15/30	1,479,000	1,292,940
3.750%, 5/31/30	817,000	804,550
4.000%, 5/31/30	1,748,000	1,737,260
3.750%, 6/30/30	978,000	962,730
3.875%, 6/30/30	1,750,000	1,730,837
3.875%, 7/31/30	1,751,000	1,731,346
4.000%, 7/31/30	969,000	962,555
0.625%, 8/15/30	2,523,000	2,186,088
3.625%, 8/31/30	1,754,000	1,716,938
4.125%, 8/31/30	1,017,000	1,014,691
3.625%, 9/30/30	1,755,000	1,717,417
4.625%, 9/30/30	1,072,000	1,090,090
3.625%, 10/31/30	1,756,000	1,717,417
4.875%, 10/31/30	1,038,000	1,065,974
0.875%, 11/15/30	2,621,000	2,277,569
3.500%, 11/30/30	1,314,000	1,278,044
4.375%, 11/30/30	627,000	631,670
3.625%, 12/31/30	1,753,000	1,712,903
3.750%, 12/31/30	630,000	618,676
3.750%, 1/31/31	1,752,000	1,720,238
4.000%, 1/31/31	631,000	625,980
1.125%, 2/15/31	2,544,000	2,221,463
3.500%, 2/28/31	1,312,000	1,274,454
4.250%, 2/28/31	632,000	633,579
3.875%, 3/31/31	1,315,000	1,297,359
4.125%, 3/31/31	697,000	694,874
3.875%, 4/30/31	1,314,000	1,296,184
4.625%, 4/30/31	1,234,000	1,256,949
1.625%, 5/15/31	2,500,000	2,219,436
4.125%, 5/31/31	1,316,000	1,312,315
4.625%, 5/31/31	734,000	747,763
4.125%, 6/30/31	1,299,000	1,295,339
4.250%, 6/30/31	738,000	739,709
4.125%, 7/31/31	725,000	722,539
1.250%, 8/15/31	2,702,000	2,337,159
3.750%, 8/31/31	1,194,000	1,168,864
3.625%, 9/30/31	1,197,000	1,164,567
4.125%, 10/31/31	1,191,000	1,186,207
1.375%, 11/15/31	2,669,000	2,307,011
4.125%, 11/30/31	1,187,000	1,181,803
4.500%, 12/31/31	736,000	746,115
4.375%, 1/31/32	1,238,000	1,247,131
1.875%, 2/15/32	2,056,000	1,815,532
4.125%, 2/29/32	1,190,000	1,184,009
4.125%, 3/31/32	733,000	729,013
4.000%, 4/30/32	1,194,000	1,179,467
2.875%, 5/15/32	2,442,000	2,269,554
4.125%, 5/31/32	1,188,000	1,180,808
4.000%, 6/30/32	734,000	724,510
4.000%, 7/31/32	731,000	721,196
2.750%, 8/15/32	2,360,000	2,169,644
3.875%, 8/31/32	730,000	715,038

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
3.875%, 9/30/32	$729,000	$713,678
3.750%, 10/31/32	717,000	696,598
4.125%, 11/15/32	2,372,000	2,353,381
3.750%, 11/30/32	730,000	708,914
3.875%, 12/31/32	1,193,000	1,166,275
4.000%, 1/31/33	732,000	720,394
3.500%, 2/15/33	2,297,000	2,194,181
3.750%, 2/28/33	1,249,000	1,211,194
4.250%, 3/31/33	734,000	732,646
4.125%, 4/30/33	1,245,000	1,232,945
3.375%, 5/15/33#	2,381,000	2,251,565
4.250%, 5/31/33	734,000	732,236
4.250%, 6/30/33	500,000	498,649
3.875%, 8/15/33	2,272,000	2,212,196
4.500%, 11/15/33	2,689,000	2,719,482
4.000%, 2/15/34	2,816,000	2,755,398
4.375%, 5/15/34	2,896,000	2,902,129
3.875%, 8/15/34	2,430,000	2,350,646
4.250%, 11/15/34	2,914,000	2,889,706
4.625%, 2/15/35	2,900,000	2,951,203
4.250%, 5/15/35	2,915,000	2,885,850
4.250%, 8/15/35	2,439,000	2,412,323
4.000%, 11/15/35	2,702,000	2,618,407
4.125%, 2/15/36	2,436,000	2,381,190
4.375%, 5/15/36	1,787,000	1,780,857

Total U.S. Treasury Obligations		261,822,812

Total Long-Term Debt Securities (35.3%) (Cost $362,283,916)		359,529,942

Total Investments in Securities (85.5%) (Cost $720,615,218)		869,699,468
Other Assets Less Liabilities (14.5%)		147,325,134

Net Assets (100%)		$1,017,024,602

†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $9,730,620.
(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2026. Maturity date disclosed is the ultimate maturity date.

Glossary:

EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
REIT	— Real Estate Investment Trust

Futures contracts outstanding as of June 30, 2026 (Note 1):
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	983	9/2026	EUR	71,389,054	1,050,904
FTSE 100 Index	218	9/2026	GBP	30,482,444	244,449
TOPIX Index	208	9/2026	JPY	51,208,463	1,348,674

					2,644,027

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Security	$—	$142,487	$—	$142,487
Corporate Bonds
Communication Services	—	7,566,106	—	7,566,106
Consumer Discretionary	—	4,567,924	—	4,567,924
Consumer Staples	—	5,829,666	—	5,829,666
Energy	—	6,722,768	—	6,722,768
Financials	—	31,921,439	—	31,921,439
Health Care	—	11,151,008	—	11,151,008
Industrials	—	9,047,008	—	9,047,008
Information Technology	—	7,601,307	—	7,601,307
Materials	—	2,635,466	—	2,635,466
Real Estate	—	774,190	—	774,190
Utilities	—	9,747,761	—	9,747,761
Exchange Traded Funds	510,169,526	—	—	510,169,526
Futures	2,644,027	—	—	2,644,027
U.S. Treasury Obligations	—	261,822,812	—	261,822,812

Total Assets	$512,813,553	$359,529,942	$—	$872,343,495

Total Liabilities	$—	$—	$—	$—

Total	$512,813,553	$359,529,942	$—	$872,343,495

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$2,644,027	*

Total		$2,644,027

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$15,622,178	$15,622,178

Total	$15,622,178	$15,622,178

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$1,016,171	$1,016,171

Total	$1,016,171	$1,016,171

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$148,072,000

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$133,858,617
Long-term U.S. government debt securities	87,532,580

$221,391,197

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$47,144,510
Long-term U.S. government debt securities	158,810,137

$205,954,647

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$153,390,213
Aggregate gross unrealized depreciation	(3,027,684)

Net unrealized appreciation	$150,362,529

Federal income tax cost of investments in securities and derivative instruments, if applicable	$721,980,966

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $720,615,218)	$869,699,468
Cash	143,045,529
Receivable for securities sold	11,531,411
Dividends, interest and other receivables	3,743,126
Due from broker for futures variation margin	3,427,814
Receivable for Portfolio shares sold	723,839
Other assets	13,284

Total assets	1,032,184,471

LIABILITIES
Payable for securities purchased	13,974,263
Investment management fees payable	603,004
Distribution fees payable – Class IB	207,473
Payable for Portfolio shares repurchased	172,668
Administrative fees payable	103,565
Accrued expenses	98,896

Total liabilities	15,159,869

Commitments and contingent liabilities^

NET ASSETS	$1,017,024,602

Net assets were comprised of:
Paid in capital	$835,586,875
Total distributable earnings (loss)	181,437,727

Net assets	$1,017,024,602

Class IB
Net asset value, offering and redemption price per share, $1,017,024,602 / 74,910,162 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.58

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest	$9,061,247
Dividends	2,581,707

Total income	11,642,954

EXPENSES
Investment management fees	3,807,303
Distribution fees – Class IB	1,207,113
Administrative fees	601,140
Professional fees	46,087
Printing and mailing expenses	27,559
Trustees’ fees	14,877
Custodian fees	9,500
Miscellaneous	16,568

Gross expenses	5,730,147
Less: Waiver from investment manager	(293,490)

Net expenses	5,436,657

NET INVESTMENT INCOME (LOSS)	6,206,297

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	4,393,210
Futures contracts	15,622,178
Foreign currency transactions	(17,727)

Net realized gain (loss)	19,997,661

Change in unrealized appreciation (depreciation) on:
Investments in securities	44,397,029
Futures contracts	1,016,171
Foreign currency translations	(41,373)

Net change in unrealized appreciation (depreciation)	45,371,827

NET REALIZED AND UNREALIZED GAIN (LOSS)	65,369,488

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$71,575,785

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,206,297	$15,684,140
Net realized gain (loss)	19,997,661	(2,048,408)
Net change in unrealized appreciation (depreciation)	45,371,827	76,441,114

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	71,575,785	90,076,846

Distributions to shareholders:
Class IB	—	(26,391,559)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,861,674 and 8,913,165 shares, respectively ]	36,827,032	107,490,082
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,092,302 shares, respectively ]	—	26,391,559
Capital shares repurchased [ (2,480,355) and (3,505,462) shares, respectively ]	(32,236,529)	(42,598,984)

Total Class IB transactions	4,590,503	91,282,657

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,590,503	91,282,657

TOTAL INCREASE (DECREASE) IN NET ASSETS	76,166,288	154,967,944
NET ASSETS:
Beginning of period	940,858,314	785,890,370

End of period	$1,017,024,602	$940,858,314

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.62		$11.72	$11.16	$10.02	$11.67	$11.57

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.22	0.34	0.27	0.04	(0.09)
Net realized and unrealized gain (loss)	0.88		1.04	0.96	1.12	(1.62)	1.54

Total from investment operations	0.96		1.26	1.30	1.39	(1.58)	1.45

Less distributions:
Dividends from net investment income	—		(0.22)	(0.34)	(0.25)	(0.04)	—
Distributions from net realized gains	—		(0.14)	(0.40)	—	(0.03)	(1.35)

Total dividends and distributions	—		(0.36)	(0.74)	(0.25)	(0.07)	(1.35)

Net asset value, end of period	$13.58		$12.62	$11.72	$11.16	$10.02	$11.67

Total return (b)(y)	7.61%		10.81%	11.52%	13.86%	(13.50)%	12.77%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,017,025		$940,858	$785,890	$600,951	$433,895	$341,188
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	1.13%		1.11%	1.10%	1.10%	1.14%	1.15%
Before waivers (a)(f)	1.19%		1.20%	1.21%	1.21%	1.21%	1.21%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)(x)	1.28%		1.83%	2.86%	2.57%	0.42%	(0.74)%
Before waivers (a)(g)(x)	1.22%		1.75%	2.75%	2.45%	0.35%	(0.79)%
Portfolio turnover rate^	25	%(z)	67%	10%	11%	75%	7%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.15%, 1.15%, 1.15%, 1.15%, 1.19% and 1.20% for Class IB for the period ended June 30, 2026 and year ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (13.3%)
Diversified Telecommunication Services (0.2%)
Space Exploration Technologies Corp., Class A*	27,206	$4,648,417

Entertainment (0.0%)†
Netflix, Inc.*	14,590	1,041,726
ROBLOX Corp., Class A*	3,980	216,433

		1,258,159

Interactive Media & Services (13.1%)
Alphabet, Inc., Class C	975,352	344,621,122
Meta Platforms, Inc., Class A	105,073	59,186,570

		403,807,692

Total Communication Services		409,714,268

Consumer Discretionary (4.6%)
Automobiles (2.8%)
Tesla, Inc.*	206,162	86,711,737

Broadline Retail (1.0%)
Amazon.com, Inc.*	129,413	30,844,295

Hotels, Restaurants & Leisure (0.6%)
DoorDash, Inc., Class A*	6,176	1,139,657
McDonald’s Corp.	62,103	16,787,062

		17,926,719

Specialty Retail (0.2%)
AutoZone, Inc.*	1,009	3,224,703
Carvana Co.*	44,235	2,911,548

		6,136,251

Total Consumer Discretionary		141,619,002

Consumer Staples (4.4%)
Beverages (1.8%)
Coca-Cola Co. (The)	297,474	24,175,712
Monster Beverage Corp.*	314,583	30,237,718

		54,413,430

Consumer Staples Distribution & Retail (1.1%)
Walmart, Inc.	298,384	33,794,972

Household Products (0.2%)
Procter & Gamble Co. (The)	36,712	5,383,448

Tobacco (1.3%)
Philip Morris International, Inc.	222,551	40,261,701

Total Consumer Staples		133,853,551

Energy (1.0%)
Oil, Gas & Consumable Fuels (1.0%)
Exxon Mobil Corp.	233,380	31,907,714

Total Energy		31,907,714

Financials (4.1%)
Capital Markets (2.5%)
Charles Schwab Corp. (The)	103,458	9,546,070
Goldman Sachs Group, Inc. (The)	66,182	66,934,489

		76,480,559

Financial Services (1.6%)
Berkshire Hathaway, Inc., Class B*	30,446	15,234,874
Mastercard, Inc., Class A	60,295	30,967,512
Visa, Inc., Class A	5,259	1,804,310

		48,006,696

Total Financials		124,487,255

Health Care (6.8%)
Biotechnology (2.6%)
Alnylam Pharmaceuticals, Inc.*	5,327	1,603,587
Amgen, Inc.	15,409	5,579,907
Gilead Sciences, Inc.	165,678	20,931,758
Insmed, Inc.*	70,372	7,503,063
Natera, Inc.*	137,855	37,420,740
Revolution Medicines, Inc.*	34,622	6,484,008

		79,523,063

Health Care Providers & Services (0.1%)
Hims & Hers Health, Inc.*	48,983	1,698,241
McKesson Corp.	2,005	1,514,978

		3,213,219

Pharmaceuticals (4.1%)
Bristol-Myers Squibb Co.	27,064	1,559,428
Eli Lilly & Co.	48,970	58,736,087
Johnson & Johnson	171,081	43,449,441
Merck & Co., Inc.	167,720	21,552,020

		125,296,976

Total Health Care		208,033,258

Industrials (11.4%)
Aerospace & Defense (2.9%)
GE Aerospace	156,081	58,332,152
Rocket Lab Corp.*	107,443	10,921,581
RTX Corp.	111,038	21,067,240

		90,320,973

Construction & Engineering (0.9%)
Quanta Services, Inc.	39,368	28,346,535

Electrical Equipment (3.6%)
Bloom Energy Corp., Class A*	61,041	18,477,111
GE Vernova, Inc.	62,371	73,277,193
Vertiv Holdings Co., Class A	57,096	19,116,883

		110,871,187

Ground Transportation (0.7%)
Union Pacific Corp.	74,419	20,241,968

Industrial Conglomerates (0.6%)
3M Co.	119,018	19,270,204

Machinery (2.7%)
Caterpillar, Inc.	56,748	60,430,945
Deere & Co.	34,170	21,675,056

		82,106,001

Total Industrials		351,156,868

Information Technology (52.6%)
Communications Equipment (3.6%)
Ciena Corp.*	124,689	61,167,436
Cisco Systems, Inc.	181,936	21,370,202
Lumentum Holdings, Inc.*	31,882	27,356,669

		109,894,307

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (3.3%)
Amphenol Corp., Class A	148,609	$26,202,739
Celestica, Inc.*	43,055	15,706,464
Corning, Inc.	238,273	60,862,072

		102,771,275

IT Services (1.5%)
Cloudflare, Inc., Class A*	1,605	393,674
DigitalOcean Holdings, Inc.*	96,603	15,169,569
International Business Machines Corp.	26,038	7,322,146
Snowflake, Inc., Class A*	9,588	2,440,146
Twilio, Inc., Class A*	95,593	19,723,704

		45,049,239

Semiconductors & Semiconductor Equipment (27.8%)
Advanced Micro Devices, Inc.*	190,790	110,831,819
Analog Devices, Inc.	59,858	23,773,802
Applied Materials, Inc.	34,866	25,208,118
Broadcom, Inc.	297,272	112,294,498
Cerebras Systems, Inc., Class A*	6,126	1,353,846
Lam Research Corp.	166,962	72,349,643
Marvell Technology, Inc.	58,582	17,450,992
Micron Technology, Inc.	72,609	83,811,843
NVIDIA Corp.	1,557,595	311,659,184
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	105,142	50,212,665
Texas Instruments, Inc.	146,636	43,707,792

		852,654,202

Software (3.6%)
AppLovin Corp., Class A*	8,466	4,361,937
Crowdstrike Holdings, Inc., Class A*	36,132	27,573,775
Microsoft Corp.	116,200	43,344,924
Oracle Corp.	28,576	4,187,813
Palantir Technologies, Inc., Class A*	8,890	1,037,196
Palo Alto Networks, Inc.*	90,844	30,979,621

		111,485,266

Technology Hardware, Storage & Peripherals (12.8%)
Apple, Inc.	665,853	192,671,224
Dell Technologies, Inc., Class C	112,026	48,334,738
Sandisk Corp.*	35,744	81,272,205
Western Digital Corp.	111,040	70,923,469

		393,201,636

Total Information Technology		1,615,055,925

Materials (0.6%)
Metals & Mining (0.6%)
Freeport-McMoRan, Inc.	282,923	17,793,027

Total Materials		17,793,027

Total Investments in Securities (98.8%) (Cost $1,737,298,552)		3,033,620,868
Other Assets Less Liabilities (1.2%)		38,302,275

Net Assets (100%)		$3,071,923,143

*	Non-income producing.
†	Percent shown is less than 0.05%.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$409,714,268	$—	$—	$409,714,268
Consumer Discretionary	141,619,002	—	—	141,619,002
Consumer Staples	133,853,551	—	—	133,853,551
Energy	31,907,714	—	—	31,907,714
Financials	124,487,255	—	—	124,487,255
Health Care	208,033,258	—	—	208,033,258
Industrials	351,156,868	—	—	351,156,868
Information Technology	1,615,055,925	—	—	1,615,055,925
Materials	17,793,027	—	—	17,793,027

Total Assets	$3,033,620,868	$—	$—	$3,033,620,868

Total Liabilities	$—	$—	$—	$—

Total	$3,033,620,868	$—	$—	$3,033,620,868

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,384,204,608
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,474,639,233

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,302,449,695
Aggregate gross unrealized depreciation	(12,340,799)

Net unrealized appreciation	$1,290,108,896

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,743,511,972

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $1,737,298,552)	$3,033,620,868
Cash	182,198,902
Receivable for securities sold	4,870,006
Dividends, interest and other receivables	1,232,219
Due from Custodian	594,653
Receivable for Portfolio shares sold	494,153
Other assets	29,974

Total assets	3,223,040,775

LIABILITIES
Payable for securities purchased	147,988,846
Investment management fees payable	1,445,487
Payable for Portfolio shares repurchased	699,254
Distribution fees payable - Class IB	562,015
Administrative fees payable	221,699
Accrued expenses	200,331

Total liabilities	151,117,632

Commitments and contingent liabilities^
NET ASSETS	$3,071,923,143

Net assets were comprised of:
Paid in capital	$1,462,878,762
Total distributable earnings (loss)	1,609,044,381

Net assets	$3,071,923,143

Class IB
Net asset value, offering and redemption price per share, $2,794,730,992 / 37,260,694 shares outstanding (unlimited amount authorized: $0.01 par value)	$75.00

Class K
Net asset value, offering and redemption price per share, $277,192,151 / 3,406,446 shares outstanding (unlimited amount authorized: $0.01 par value)	$81.37

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $39,437 foreign withholding tax)	$10,633,051
Interest	1,933,626

Total income	12,566,677

EXPENSES
Investment management fees	10,014,751
Distribution fees - Class IB	3,261,947
Administrative fees	1,288,971
Printing and mailing expenses	245,614
Professional fees	132,185
Custodian fees	45,736
Trustees’ fees	45,027
Miscellaneous	26,221

Gross expenses	15,060,452
Less: Waiver from investment manager	(1,600,375)

Net expenses	13,460,077

NET INVESTMENT INCOME (LOSS)	(893,400)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	251,296,740

Net change in unrealized appreciation (depreciation) on investments in securities	(47,783,265)

NET REALIZED AND UNREALIZED GAIN (LOSS)	203,513,475

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$202,620,075

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(893,400)	$(5,612,322)
Net realized gain (loss)	251,296,740	451,533,533
Net change in unrealized appreciation (depreciation)	(47,783,265)	(50,432,180)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	202,620,075	395,489,031

Distributions to shareholders:
Class IB	—	(403,112,946)
Class K	—	(38,684,032)

Total distributions to shareholders	—	(441,796,978)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 915,191 and 1,622,559 shares, respectively ]	63,418,128	119,707,781
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,640,440 shares, respectively ]	—	403,112,946
Capital shares repurchased [ (2,065,284) and (3,882,930) shares, respectively ]	(143,835,173)	(289,577,517)

Total Class IB transactions	(80,417,045)	233,243,210

Class K
Capital shares sold [ 36,266 and 278,436 shares, respectively ]	2,675,799	20,115,778
Capital shares issued in reinvestment of dividends and distributions [ 0 and 499,975 shares, respectively ]	—	38,684,032
Capital shares repurchased [ (254,793) and (712,983) shares, respectively ]	(19,160,412)	(57,134,947)

Total Class K transactions	(16,484,613)	1,664,863

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(96,901,658)	234,908,073

TOTAL INCREASE (DECREASE) IN NET ASSETS	105,718,417	188,600,126
NET ASSETS:
Beginning of period	2,966,204,726	2,777,604,600

End of period	$3,071,923,143	$2,966,204,726

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024		2023		2022	2021
Net asset value, beginning of period	$70.06		$71.52	$56.15		$44.47		$74.71	$71.74

Income (loss) from investment operations†:
Net investment income (loss) (e)	(0.03)		(0.17)	(0.19	)(2)	(0.18	)(1)	(0.30)	(0.51)
Net realized and unrealized gain (loss)	4.97		10.77	19.28		20.64		(28.47)	10.37

Total from investment operations	4.94		10.60	19.09		20.46		(28.77)	9.86

Less distributions:
Distributions from net realized gains	—		(12.06)	(3.72)		(8.78)		(1.47)	(6.89)

Net asset value, end of period	$75.00		$70.06	$71.52		$56.15		$44.47	$74.71

Total return (b)(y)	7.05%		14.76%	33.78%		46.33%		(38.64)%	13.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,794,731		$2,691,022	$2,505,525		$1,763,434		$1,229,180	$1,953,107
Ratio of expenses to average net assets:
After waivers (a)(f)	0.96%		0.96%	0.96%		0.98%		1.00%	1.00%
Before waivers (a)(f)	1.07%		1.06%	1.07%		1.08%		1.08%	1.06%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	(0.08)%		(0.22)%	(0.28	)%(bb)	(0.33	)%(aa)	(0.56)%	(0.66)%
Before waivers (a)(g)	(0.20)%		(0.32)%	(0.38	)%(bb)	(0.43	)%(aa)	(0.64)%	(0.72)%
Portfolio turnover rate^	49	%(z)	64%	32%		105	%(h)	36%	29%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024		2023		2022	2021
Net asset value, beginning of period	$75.91		$76.44	$59.67		$46.77		$78.25	$74.66

Income (loss) from investment operations†:
Net investment income (loss) (e)	0.06		0.02 *	(0.03	)(2)	(0.05	)(1)	(0.17)	(0.33)
Net realized and unrealized gain (loss)	5.40		11.51	20.52		21.73		(29.84)	10.81

Total from investment operations	5.46		11.53	20.49		21.68		(30.01)	10.48

Less distributions:
Dividends from net investment income	—		—	—		—		—	— #
Distributions from net realized gains	—		(12.06)	(3.72)		(8.78)		(1.47)	(6.89)

Total dividends and distributions	—		(12.06)	(3.72)		(8.78)		(1.47)	(6.89)

Net asset value, end of period	$81.37		$75.91	$76.44		$59.67		$46.77	$78.25

Total return (b)(y)	7.19%		15.03%	34.13%		46.67%		(38.48)%	14.11%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$277,192		$275,183	$272,079		$280,627		$203,794	$259,966
Ratio of expenses to average net assets:
After waivers (a)(f)	0.71%		0.71%	0.71%		0.73%		0.75%	0.75%
Before waivers (a)(f)	0.82%		0.81%	0.82%		0.83%		0.83%	0.81%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	0.16%		0.03%	(0.05	)%(bb)	(0.08	)%(aa)	(0.31)%	(0.41)%
Before waivers (a)(g)	0.05%		(0.07)%	(0.15	)%(bb)	(0.18	)%(aa)	(0.39)%	(0.47)%
Portfolio turnover rate^	49	%(z)	64%	32%		105	%(h)	36%	29%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period may not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

*	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.21) and $(0.08) for Class IB and Class K, respectively
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.24) and $(0.09) for Class IB and Class K, respectively
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.06% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.08% lower

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (50.7%)
JPMorgan Equity Premium Income ETF (x)	2,067,027	$116,745,685
JPMorgan Nasdaq Equity Premium Income ETF (x)	1,278,903	78,601,378

Total Exchange Traded Funds (50.7%) (Cost $193,419,656)		195,347,063

INVESTMENT COMPANIES:
Investment Companies (49.2%)
Alternatives (49.2%)
JPMorgan Hedged Equity 2 Fund, Class R6	3,096,696	64,999,650
JPMorgan Hedged Equity 3 Fund, Class R6	2,961,439	63,522,868
JPMorgan Hedged Equity Fund , Class R6	1,750,278	60,752,147

Total Investment Companies (49.2%) (Cost $183,735,480)		189,274,665

SHORT-TERM INVESTMENTS:
Investment Companies (25.7%)
BlackRock Liquidity FedFund, Institutional Shares 3.54% (7 day yield) (xx)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	83,881,444	83,881,444
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.56% (7 day yield) (xx)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.58% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		98,881,444

Total Short-Term Investments (25.7%) (Cost $98,881,444)		98,881,444

Total Investments in Securities (125.6%) (Cost $476,036,580)		483,503,172
Other Assets Less Liabilities (-25.6%)		(98,656,081)

Net Assets (100%)		$384,847,091

(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $105,875,792. This was collateralized by $8,706,890 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.250%, maturing 1/15/27 – 5/15/56 and by cash of $98,881,444 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

“J.P. Morgan” and “JPMorgan” are registered trademarks of J.P.Morgan Chase Bank, NA (“JPMC”) and have been licensed for use by Equitable Investment Management Group, LLC. EQ/ JPMorgan Hedged Equity and Premium Income Portfolio is not sponsored, endorsed, or promoted by JPMC and JPMC makes no representation regarding the advisability of investing in EQ/ JPMorgan Hedged Equity and Premium Income Portfolio.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$195,347,063	$—	$—	$195,347,063
Investment Companies	189,274,665	—	—	189,274,665
Short-Term Investments
Investment Companies	98,881,444	—	—	98,881,444

Total Assets	$483,503,172	$—	$—	$483,503,172

Total Liabilities	$–—	$—	$—	$—

Total	$483,503,172	$—	$—	$483,503,172

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$41,291,467
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$6,652,143

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,880,226
Aggregate gross unrealized depreciation	(2,414,590)

Net unrealized appreciation	$7,465,636

Federal income tax cost of investments in securities and derivative instruments, if applicable	$476,037,536

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $476,036,580)	$483,503,172
Cash	102,614
Receivable for Portfolio shares sold	513,567
Due from Custodian	378,553
Securities lending income receivable	36,519
Dividends, interest and other receivables	1,781
Other assets	5,035

Total assets	484,541,241

LIABILITIES
Payable for return of collateral on securities loaned	98,881,444
Payable for securities purchased	384,090
Payable for Portfolio shares repurchased	144,917
Investment management fees payable	123,486
Distribution fees payable – Class IB	78,083
Administrative fees payable	38,977
Accrued expenses	43,153

Total liabilities	99,694,150

Commitments and contingent liabilities^
NET ASSETS	$384,847,091

Net assets were comprised of:
Paid in capital	$370,593,073
Total distributable earnings (loss)	14,254,018

Net assets	$384,847,091

Class IB
Net asset value, offering and redemption price per share, $384,847,091 / 32,844,035 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.72

(x)	Includes value of securities on loan of $105,875,792.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends	$7,746,118
Interest	12,599
Securities lending (net)	224,808

Total income	7,983,525

EXPENSES
Investment management fees	1,269,264
Distribution fees - Class IB	453,307
Administrative fees	225,743
Professional fees	30,307
Printing and mailing expenses	14,436
Custodian fees	9,825
Trustees’ fees	5,531
Miscellaneous	3,521

Gross expenses	2,011,934
Less: Waiver from investment manager	(546,654)

Net expenses	1,465,280

NET INVESTMENT INCOME (LOSS)	6,518,245

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	23,209
Net change in unrealized appreciation (depreciation) on investments in securities	6,166,997

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,190,206

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,708,451

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,518,245	$7,593,417
Net realized gain (loss)	23,209	74,432,560
Net change in unrealized appreciation (depreciation)	6,166,997	(45,830,432)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,708,451	36,195,545

Distributions to shareholders:
Class IB	—	(48,543,367)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,619,808 and 4,749,245 shares, respectively ]	41,562,457	58,523,341
Capital shares issued in reinvestment of dividends [ 0 and 4,300,466 shares, respectively ]	—	48,543,367
Capital shares repurchased [ (1,398,345) and (3,177,201) shares, respectively ]	(15,974,366)	(38,565,730)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	25,588,091	68,500,978

TOTAL INCREASE (DECREASE) IN NET ASSETS	38,296,542	56,153,156
NET ASSETS:
Beginning of period	346,550,549	290,397,393

End of period	$384,847,091	$346,550,549

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025		2024	2023	2022	2021
Net asset value, beginning of period	$11.32		$11.73		$11.14	$10.07	$11.87	$11.85

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20		0.30		0.21	0.18	0.07	0.05
Net realized and unrealized gain (loss)	0.20		1.15		0.58	1.05	(1.75)	0.92

Total from investment operations	0.40		1.45		0.79	1.23	(1.68)	0.97

Less distributions:
Dividends from net investment income	—		(0.29)		(0.20)	(0.16)	(0.11)	(0.03)
Distributions from net realized gains	—		(1.57)		—	—	(0.01)	(0.92)

Total dividends and distributions	—		(1.86)		(0.20)	(0.16)	(0.12)	(0.95)

Net asset value, end of period	$11.72		$11.32		$11.73	$11.14	$10.07	$11.87

Total return (b)(y)	3.53%		12.41%		7.05%	12.27%	(14.22)%	8.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$384,847		$346,551		$290,397	$261,161	$212,262	$242,594
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	0.81%		1.06%		1.12%	1.12%	1.16%	1.17%
Before waivers (a)(f)	1.11%		1.32%		1.23%	1.23%	1.22%	1.21%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	3.59%		2.46%		1.76%	1.65%	0.70%	0.41%
Before waivers (a)(g)	3.29%		2.20%		1.66%	1.54%	0.63%	0.36%
Portfolio turnover rate^	2	%(z)	120	%(h)	11%	69%	61%	69%

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. See Note 1.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.15%, 1.15%, 1.15%, 1.15%, 1.19% and 1.20% for Class IB for the period ended June30, 2026 and year ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.2%)
Entertainment (1.8%)
Walt Disney Co. (The)	244,456	$23,528,890

Interactive Media & Services (2.8%)
Meta Platforms, Inc., Class A	65,621	36,963,653

Media (0.6%)
Fox Corp., Class A	108,216	5,644,547
Nexstar Media Group, Inc., Class A	18,546	3,312,130

		8,956,677

Total Communication Services		69,449,220

Consumer Discretionary (13.4%)
Automobiles (0.8%)
Ford Motor Co.	713,273	9,914,495

Broadline Retail (7.6%)
Amazon.com, Inc.*	422,924	100,799,706

Hotels, Restaurants & Leisure (2.0%)
Booking Holdings, Inc.	59,836	10,665,169
Carnival Corp. Ltd.	504,718	14,419,793
McDonald’s Corp.	6,893	1,863,247

		26,948,209

Household Durables (0.5%)
DR Horton, Inc.	42,595	6,937,874

Specialty Retail (1.5%)
AutoZone, Inc.*	2,275	7,270,764
Gap, Inc. (The)	243,055	4,540,267
Tractor Supply Co.	258,112	8,158,920

		19,969,951

Textiles, Apparel & Luxury Goods (1.0%)
Kontoor Brands, Inc.	159,360	13,281,062

Total Consumer Discretionary		177,851,297

Consumer Staples (2.6%)
Consumer Staples Distribution & Retail (2.1%)
BJ’s Wholesale Club Holdings, Inc.*	93,378	8,144,429
Performance Food Group Co.*	176,805	19,765,031

		27,909,460

Food Products (0.5%)
Mondelez International, Inc., Class A	108,365	6,267,832

Total Consumer Staples		34,177,292

Energy (1.9%)
Oil, Gas & Consumable Fuels (1.9%)
EQT Corp.	338,879	18,018,196
Range Resources Corp.	176,963	6,581,254

Total Energy		24,599,450

Financials (19.4%)
Banks (9.0%)
Bank of America Corp.	535,426	30,508,573
Citigroup, Inc.	79,487	11,125,001
Fifth Third Bancorp	492,984	27,789,508
Huntington Bancshares, Inc.	295,098	5,232,088
Truist Financial Corp.	127,592	6,356,633
Wells Fargo & Co.	466,095	38,518,091

		119,529,894

Capital Markets (1.5%)
Charles Schwab Corp. (The)	217,679	20,085,241

Consumer Finance (2.7%)
American Express Co.	45,729	15,467,834
Capital One Financial Corp.	99,653	19,992,385

		35,460,219

Financial Services (4.6%)
Affirm Holdings, Inc., Class A*	60,969	4,972,022
Berkshire Hathaway, Inc., Class B*	31,401	15,712,746
Corpay, Inc.*	32,517	10,836,941
Fidelity National Information Services, Inc.	171,668	6,674,452
Klarna Group plc*	320,891	6,494,834
Toast, Inc., Class A*	572,484	15,926,505

		60,617,500

Insurance (1.6%)
Arthur J Gallagher & Co.	91,157	20,926,912

Total Financials		256,619,766

Health Care (13.1%)
Biotechnology (2.1%)
AbbVie, Inc.	82,241	20,695,125
Biogen, Inc.*	16,810	3,631,969
Ionis Pharmaceuticals, Inc.*	41,234	3,269,444

		27,596,538

Health Care Equipment & Supplies (3.6%)
Boston Scientific Corp.*	119,841	5,114,814
GE HealthCare Technologies, Inc.	445,508	28,516,967
Medtronic plc	113,434	8,873,942
Stryker Corp.	17,503	5,510,644

		48,016,367

Health Care Providers & Services (5.2%)
Cencora, Inc.	41,328	11,694,997
Cigna Group (The)	32,840	9,053,331
Elevance Health, Inc.	24,596	9,512,011
HCA Healthcare, Inc.	24,299	9,473,937
Labcorp Holdings, Inc.	47,187	13,212,360
UnitedHealth Group, Inc.	39,104	16,252,796

		69,199,432

Life Sciences Tools & Services (1.7%)
Danaher Corp.	41,124	7,833,300
IQVIA Holdings, Inc.*	76,019	14,688,391

		22,521,691

Pharmaceuticals (0.5%)
Bristol-Myers Squibb Co.	111,018	6,396,857

Total Health Care		173,730,885

Industrials (13.0%)
Aerospace & Defense (0.2%)
Honeywell Aerospace, Inc.*	14,505	3,206,655

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (1.8%)
Eaton Corp. plc	31,783	$13,543,372
Emerson Electric Co.	69,246	9,912,565

		23,455,937

Industrial Conglomerates (0.2%)
Honeywell International, Inc.	14,505	3,247,557

Machinery (6.2%)
Dover Corp.	68,171	15,289,392
Flowserve Corp.	303,735	22,524,988
Gates Industrial Corp. plc*	705,028	19,719,633
Ingersoll Rand, Inc.	115,560	9,474,764
Timken Co. (The)	100,947	14,669,618

		81,678,395

Passenger Airlines (2.6%)
Alaska Air Group, Inc.*	63,847	3,332,813
Southwest Airlines Co.	598,044	30,751,423

		34,084,236

Professional Services (0.5%)
Booz Allen Hamilton Holding Corp.	48,792	2,960,211
Genpact Ltd.	133,202	3,663,055

		6,623,266

Trading Companies & Distributors (1.5%)
AerCap Holdings NV	109,821	16,009,706
EquipmentShare.com, Inc., Class A*	192,596	3,786,437

		19,796,143

Total Industrials		172,092,189

Information Technology (19.1%)
Electronic Equipment, Instruments & Components (2.8%)
CDW Corp.	32,695	4,598,225
Corning, Inc.	82,329	21,029,296
TD SYNNEX Corp.	41,824	11,181,228

		36,808,749

IT Services (0.4%)
Cognizant Technology Solutions Corp., Class A	154,220	5,972,941

Semiconductors & Semiconductor Equipment (6.2%)
Intel Corp.*	37,873	5,288,207
Lam Research Corp.	16,705	7,238,778
Micron Technology, Inc.	4,813	5,555,598
NVIDIA Corp.	106,216	21,252,759
NXP Semiconductors NV	73,220	20,577,016
QUALCOMM, Inc.	96,297	17,794,723
Skyworks Solutions, Inc.	55,910	3,790,698

		81,497,779

Software (4.8%)
Guidewire Software, Inc.*	46,448	5,715,426
HubSpot, Inc.*	52,883	9,651,676
Microsoft Corp.	109,527	40,855,762
Roper Technologies, Inc.	9,845	3,331,450
ServiceNow, Inc.*	44,641	4,431,958

		63,986,272

Technology Hardware, Storage & Peripherals (4.9%)
Apple, Inc.	82,519	23,877,698
Hewlett Packard Enterprise Co.	290,775	13,116,860
Seagate Technology Holdings plc	7,272	7,017,480
Western Digital Corp.	32,614	20,831,214

		64,843,252

Total Information Technology		253,108,993

Materials (3.5%)
Chemicals (2.2%)
Albemarle Corp.	89,903	12,139,602
Chemours Co. (The)	391,018	8,023,689
PPG Industries, Inc.	79,134	9,598,163

		29,761,454

Construction Materials (0.6%)
Amrize Ltd.	155,536	8,290,069

Containers & Packaging (0.3%)
Ball Corp.	62,751	3,915,663

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	76,753	4,826,996

Total Materials		46,794,182

Real Estate (4.1%)
Real Estate Management & Development (0.4%)
CoStar Group, Inc.*	189,575	5,368,764

Residential REITs (3.7%)
AvalonBay Communities, Inc. (REIT)	141,074	26,619,253
Essex Property Trust, Inc. (REIT)	33,429	9,747,562
Mid-America Apartment Communities, Inc. (REIT)	53,733	7,465,663
UDR, Inc. (REIT)	127,665	5,096,387

		48,928,865

Total Real Estate		54,297,629

Utilities (3.5%)
Electric Utilities (3.1%)
NextEra Energy, Inc.	206,544	18,128,367
PG&E Corp.	234,320	3,941,262
Southern Co. (The)	202,539	19,385,008

		41,454,637

Multi-Utilities (0.4%)
Sempra	49,423	4,582,006

Total Utilities		46,036,643

Total Common Stocks (98.8%) (Cost $1,175,277,215)		1,308,757,546

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (0.9%)
FHLB 0.00%, 7/1/26(o)(p)	$11,736,000	11,736,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Principal Amount	Value (Note 1)
Total Short-Term Investments (0.9%) (Cost $11,736,000)	$11,736,000

Total Investments in Securities (99.7%) (Cost $1,187,013,215)	1,320,493,546
Other Assets Less Liabilities (0.3%)	3,409,509

Net Assets (100%)	$1,323,903,055

*	Non-income producing.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2026.
(p)	Yield to maturity.

Glossary:

FHLB	— Federal Home Loan Bank
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$69,449,220	$—	$—	$69,449,220
Consumer Discretionary	177,851,297	—	—	177,851,297
Consumer Staples	34,177,292	—	—	34,177,292
Energy	24,599,450	—	—	24,599,450
Financials	256,619,766	—	—	256,619,766
Health Care	173,730,885	—	—	173,730,885
Industrials	172,092,189	—	—	172,092,189
Information Technology	253,108,993	—	—	253,108,993
Materials	46,794,182	—	—	46,794,182
Real Estate	54,297,629	—	—	54,297,629
Utilities	46,036,643	—	—	46,036,643
Short-Term Investments
U.S. Government Agency Securities	—	11,736,000	—	11,736,000

Total Assets	$1,308,757,546	$11,736,000	$—	$1,320,493,546

Total Liabilities	$—	$—	$—	$—

Total	$1,308,757,546	$11,736,000	$—	$1,320,493,546

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,698,565,305
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,731,594,182

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$170,182,684
Aggregate gross unrealized depreciation	(40,116,106)

Net unrealized appreciation	$130,066,578

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,190,426,968

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $1,187,013,215)	$1,320,493,546
Cash	265
Receivable for securities sold	14,355,490
Dividends, interest and other receivables	1,429,578
Receivable for Portfolio shares sold	135,676
Other assets	13,075

Total assets	1,336,427,630

LIABILITIES
Payable for securities purchased	10,526,073
Payable for Portfolio shares repurchased	992,074
Investment management fees payable	622,989
Distribution fees payable – Class IB	215,063
Administrative fees payable	96,587
Accrued expenses	71,789

Total liabilities	12,524,575

Commitments and contingent liabilities^

NET ASSETS	$1,323,903,055

Net assets were comprised of:
Paid in capital	$1,009,945,946
Total distributable earnings (loss)	313,957,109

Net assets	$1,323,903,055

Class IB
Net asset value, offering and redemption price per share, $1,060,551,196 / 47,583,756 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.29

Class K
Net asset value, offering and redemption price per share, $263,351,859 / 11,846,071 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.23

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $28,156 foreign withholding tax)	$10,361,412
Interest	352,440

Total income	10,713,852

EXPENSES
Investment management fees	3,671,937
Distribution fees – Class IB	1,251,956
Administrative fees	568,962
Professional fees	45,833
Printing and mailing expenses	35,545
Custodian fees	32,948
Trustees’ fees	19,668
Miscellaneous	12,141

Total expenses	5,638,990

NET INVESTMENT INCOME (LOSS)	5,074,862

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	115,694,722
Net change in unrealized appreciation (depreciation) on investments in securities	(6,291,962)

NET REALIZED AND UNREALIZED GAIN (LOSS)	109,402,760

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$114,477,622

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,074,862	$12,945,646
Net realized gain (loss)	115,694,722	138,869,692
Net change in unrealized appreciation (depreciation)	(6,291,962)	19,194,562

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	114,477,622	171,009,900

Distributions to shareholders:
Class IB	—	(87,295,502)
Class K	—	(26,148,044)

Total distributions to shareholders	—	(113,443,546)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,477,009 and 5,197,443 shares, respectively ]	52,526,642	104,933,197
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,222,319 shares, respectively ]	—	87,295,502
Capital shares repurchased [ (2,555,497) and (4,452,364) shares, respectively ]	(54,246,414)	(89,744,111)

Total Class IB transactions	(1,719,772)	102,484,588

Class K
Capital shares sold [ 43,085 and 812,523 shares, respectively ]	910,420	14,729,764
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,269,073 shares, respectively ]	—	26,148,044
Capital shares repurchased [ (1,642,452) and (3,993,877) shares, respectively ]	(34,798,230)	(80,342,538)

Total Class K transactions	(33,887,810)	(39,464,730)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(35,607,582)	63,019,858

TOTAL INCREASE (DECREASE) IN NET ASSETS	78,870,040	120,586,212
NET ASSETS:
Beginning of period	1,245,033,015	1,124,446,803

End of period	$1,323,903,055	$1,245,033,015

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$20.39		$19.39	$19.10	$18.30	$19.99	$20.24

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.21	0.23	0.27	0.22	0.16
Net realized and unrealized gain (loss)	1.82		2.77	2.81	1.71	(0.16)	4.36

Total from investment operations	1.90		2.98	3.04	1.98	0.06	4.52

Less distributions:
Dividends from net investment income	—		(0.22)	(0.24)	(0.27)	(0.21)	(0.16)
Distributions from net realized gains	—		(1.76)	(2.51)	(0.91)	(1.54)	(4.61)

Total dividends and distributions	—		(1.98)	(2.75)	(1.18)	(1.75)	(4.77)

Net asset value, end of period	$22.29		$20.39	$19.39	$19.10	$18.30	$19.99

Total return (b)(y)	9.32%		15.40%	15.45%	10.90%	0.20%	23.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,060,551		$971,900	$827,782	$657,726	$560,858	$466,004
Ratio of expenses to average net assets (a)(f)	0.94%		0.95%	0.96%	0.96%	0.96%	0.96%
Ratio of net investment income (loss) to average net assets (a)(g)	0.75%		1.05%	1.12%	1.42%	1.13%	0.66%
Portfolio turnover rate^	135	%(z)	203%	154%	139%	137%	97%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022	2021
Net asset value, beginning of period	$20.31		$19.32	$19.03	$18.23	$19.92	$20.18

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.26	0.28	0.31	0.27	0.21
Net realized and unrealized gain (loss)	1.82		2.76	2.81	1.72	(0.16)	4.36

Total from investment operations	1.92		3.02	3.09	2.03	0.11	4.57

Less distributions:
Dividends from net investment income	—		(0.27)	(0.29)	(0.32)	(0.26)	(0.22)
Distributions from net realized gains	—		(1.76)	(2.51)	(0.91)	(1.54)	(4.61)

Total dividends and distributions	—		(2.03)	(2.80)	(1.23)	(1.80)	(4.83)

Net asset value, end of period	$22.23		$20.31	$19.32	$19.03	$18.23	$19.92

Total return (b)(y)	9.45%		15.66%	15.76%	11.20%	0.45%	23.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$263,352		$273,133	$296,664	$320,973	$328,392	$394,708
Ratio of expenses to average net assets (a)(f)	0.69%		0.70%	0.71%	0.71%	0.71%	0.71%
Ratio of net investment income (loss) to average net assets (a)(g)	0.99%		1.30%	1.39%	1.66%	1.35%	0.89%
Portfolio turnover rate^	135	%(z)	203%	154%	139%	137%	97%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.” Global, applies to all funds.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.6%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.	442,567	$9,161,137
Comcast Corp., Class A	54,511	1,338,245
Verizon Communications, Inc.	238,131	10,082,467

		20,581,849

Entertainment (0.5%)
Electronic Arts, Inc.	3,376	692,215
Live Nation Entertainment, Inc.*	2,441	446,972
Netflix, Inc.*	64,426	4,600,016
ROBLOX Corp., Class A*	13,668	743,266
Take-Two Interactive Software, Inc.*	2,669	667,197
TKO Group Holdings, Inc., Class A	1,016	204,531
Walt Disney Co. (The)	26,569	2,557,266
Warner Bros Discovery, Inc.*	37,726	1,005,775

		10,917,238

Interactive Media & Services (5.8%)
Alphabet, Inc., Class A	125,946	45,009,322
Alphabet, Inc., Class C	99,685	35,221,701
Meta Platforms, Inc., Class A	55,309	31,155,007

		111,386,030

Media (0.1%)
Charter Communications, Inc., Class A*	1,213	172,501
EchoStar Corp., Class A*	2,169	220,153
Fox Corp., Class A	3,143	163,939
Fox Corp., Class B	2,299	107,685
News Corp., Class A	5,935	147,366
News Corp., Class B	1,843	51,715
Omnicom Group, Inc.	4,361	317,612
Paramount Skydance Corp., Class B (x)	4,657	45,918
Trade Desk, Inc. (The), Class A*	7,195	130,085

		1,356,974

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	12,384	2,077,168

Total Communication Services		146,319,259

Consumer Discretionary (6.6%)
Automobile Components (0.0%)†
Aptiv plc*	3,471	213,050

Automobiles (1.1%)
Ford Motor Co.	59,388	825,493
General Motors Co.	13,796	1,063,396
Tesla, Inc.*	43,075	18,117,345

		20,006,234

Broadline Retail (2.6%)
Amazon.com, Inc.*	209,323	49,890,044
eBay, Inc.	6,793	759,118

		50,649,162

Distributors (0.0%)†
Genuine Parts Co.	2,039	240,561

Hotels, Restaurants & Leisure (1.5%)
Airbnb, Inc., Class A*	6,387	913,980
Booking Holdings, Inc.	22,744	4,053,891
Carnival Corp. Ltd.	19,683	562,343
Chipotle Mexican Grill, Inc.*	62,847	2,136,798
Darden Restaurants, Inc.	1,743	359,075
Domino’s Pizza, Inc.	471	139,435
DoorDash, Inc., Class A*	5,858	1,080,977
Expedia Group, Inc.	1,733	443,440
Hilton Worldwide Holdings, Inc.	3,483	1,150,992
Las Vegas Sands Corp.	4,440	205,084
Marriott International, Inc., Class A	8,007	2,967,314
McDonald’s Corp.	21,991	5,944,387
MGM Resorts International*	3,145	150,363
Norwegian Cruise Line Holdings Ltd.*	6,390	134,893
Royal Caribbean Cruises Ltd.	12,259	3,892,600
Starbucks Corp.	17,438	1,781,989
Wynn Resorts Ltd.	1,335	129,615
Yum! Brands, Inc.	12,685	2,027,824

		28,075,000

Household Durables (0.1%)
DR Horton, Inc.	4,035	657,221
Garmin Ltd.	2,460	584,348
Lennar Corp., Class A	3,474	314,362
NVR, Inc.*	40	272,536
PulteGroup, Inc.	2,803	384,600

		2,213,067

Leisure Products (0.0%)†
Hasbro, Inc.	2,014	166,336

Specialty Retail (1.2%)
AutoZone, Inc.*	257	821,357
Best Buy Co., Inc.	2,793	211,933
Burlington Stores, Inc.*	5,548	1,757,606
Carvana Co.*	11,073	728,825
Home Depot, Inc. (The)	15,239	5,374,491
Lowe’s Cos., Inc.	8,569	1,889,379
O’Reilly Automotive, Inc.*	12,680	1,167,701
Ross Stores, Inc.	29,199	6,215,007
TJX Cos., Inc. (The)	16,919	2,563,228
Tractor Supply Co.	34,349	1,085,772
Ulta Beauty, Inc.*	665	299,902
Williams-Sonoma, Inc.	1,791	417,482

		22,532,683

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	2,095	208,013
Lululemon Athletica, Inc.*	1,780	203,240
NIKE, Inc., Class B	18,353	753,391
Ralph Lauren Corp.	564	226,395
Tapestry, Inc.	3,064	448,508

		1,839,547

Total Consumer Discretionary		125,935,640

Consumer Staples (4.4%)
Beverages (0.8%)
Brown-Forman Corp., Class B	3,134	83,521
Coca-Cola Co. (The)	132,905	10,801,189

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Constellation Brands, Inc., Class A	2,074	$288,473
Keurig Dr. Pepper, Inc.	21,190	693,549
Molson Coors Beverage Co., Class B	2,422	94,361
Monster Beverage Corp.*	10,924	1,050,015
PepsiCo, Inc.	20,912	2,831,485

		15,842,593

Consumer Staples Distribution & Retail (1.0%)
Casey’s General Stores, Inc.	562	446,672
Costco Wholesale Corp.	6,788	6,349,970
Dollar General Corp.	3,320	382,165
Dollar Tree, Inc.*	13,997	1,692,937
Kroger Co. (The)	8,945	496,716
Sysco Corp.	7,225	603,866
Target Corp.	7,004	914,792
Walmart, Inc.	67,077	7,597,141

		18,484,259

Food Products (0.4%)
Archer-Daniels-Midland Co.	7,333	560,241
Bunge Global SA	2,125	226,801
General Mills, Inc.	7,936	276,173
Hershey Co. (The)	17,104	3,000,897
Hormel Foods Corp.	3,897	96,724
J M Smucker Co. (The)	1,626	182,925
Kraft Heinz Co. (The) (x)	13,610	321,468
McCormick & Co., Inc. (Non-Voting)	4,114	207,428
Mondelez International, Inc., Class A	47,623	2,754,514
Tyson Foods, Inc., Class A	4,495	257,339

		7,884,510

Household Products (0.5%)
Church & Dwight Co., Inc.	19,672	1,905,823
Clorox Co. (The)	1,964	187,444
Colgate-Palmolive Co.	12,243	1,122,438
Kimberly-Clark Corp.	5,019	550,936
Procter & Gamble Co. (The)	35,628	5,224,490

		8,991,131

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	3,962	312,800
Kenvue, Inc.	28,681	548,094

		860,894

Tobacco (1.7%)
Altria Group, Inc.	170,864	12,293,665
Philip Morris International, Inc.	114,783	20,765,392

		33,059,057

Total Consumer Staples		85,122,444

Energy (3.4%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	15,407	855,088
Halliburton Co.	12,909	438,261
SLB Ltd.	22,875	1,063,459

		2,356,808

Oil, Gas & Consumable Fuels (3.3%)
APA Corp.	5,430	176,855
BP plc (ADR)	63,889	2,360,698
Chevron Corp.	46,595	7,723,587
ConocoPhillips	29,207	3,036,360
Devon Energy Corp.	82,399	3,404,727
Diamondback Energy, Inc.	13,478	2,369,163
EOG Resources, Inc.	8,149	1,057,170
EQT Corp.	9,542	507,348
Expand Energy Corp.	3,755	342,418
Exxon Mobil Corp.	218,401	29,859,785
Kinder Morgan, Inc.	29,716	950,020
Marathon Petroleum Corp.	4,467	1,142,078
Occidental Petroleum Corp.	10,895	529,170
ONEOK, Inc.	60,439	5,254,567
Phillips 66	6,134	1,036,953
Targa Resources Corp.	3,284	880,572
Texas Pacific Land Corp.	873	382,060
Valero Energy Corp.	4,544	1,183,439
Williams Cos., Inc. (The)	18,712	1,391,050

		63,588,020

Total Energy		65,944,828

Financials (10.2%)
Banks (2.8%)
Bank of America Corp.	197,552	11,256,513
Citigroup, Inc.	26,096	3,652,396
Citizens Financial Group, Inc.	6,466	453,073
East West Bancorp, Inc.	13,259	1,711,604
Fifth Third Bancorp	13,809	778,413
Huntington Bancshares, Inc.	30,894	547,751
JPMorgan Chase & Co.	73,289	23,989,688
KeyCorp	14,800	341,140
M&T Bank Corp.	2,241	533,381
PNC Financial Services Group, Inc. (The)	6,144	1,512,776
Regions Financial Corp.	13,085	395,167
Truist Financial Corp.	62,351	3,106,327
US Bancorp	23,751	1,434,560
Wells Fargo & Co.	46,822	3,869,370

		53,582,159

Capital Markets (2.1%)
Ameriprise Financial, Inc.	1,405	644,558
Ares Management Corp., Class A	3,201	356,303
Bank of New York Mellon Corp. (The)	10,502	1,518,694
BlackRock, Inc.‡	2,209	2,124,086
Blackstone, Inc.	11,366	1,337,437
Cboe Global Markets, Inc.	1,609	390,456
Charles Schwab Corp. (The)	85,118	7,853,838
CME Group, Inc.	5,538	1,222,957
Coinbase Global, Inc., Class A (x)*	3,400	497,046
FactSet Research Systems, Inc.	527	121,252
Franklin Resources, Inc.	4,461	148,417
Goldman Sachs Group, Inc. (The)	4,514	4,565,324
Interactive Brokers Group, Inc., Class A	6,724	585,257
Intercontinental Exchange, Inc.	8,652	1,065,148
Invesco Ltd.	6,499	171,509
KKR & Co., Inc.	31,214	2,864,821
Moody’s Corp.	2,299	1,041,263
Morgan Stanley	18,341	3,834,003
MSCI, Inc.	1,132	633,965
Nasdaq, Inc.	6,709	528,803

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Northern Trust Corp.	2,910	$505,874
Raymond James Financial, Inc.	2,696	409,873
Robinhood Markets, Inc., Class A*	12,044	1,207,772
S&P Global, Inc.	6,330	2,577,956
State Street Corp.	24,763	4,199,805
T. Rowe Price Group, Inc.	3,214	365,400

		40,771,817

Consumer Finance (0.4%)
American Express Co.	8,143	2,754,370
Capital One Financial Corp.	16,925	3,395,493
Synchrony Financial	5,133	390,365

		6,540,228

Financial Services (2.5%)
Apollo Global Management, Inc.	7,057	834,914
Berkshire Hathaway, Inc., Class B*	35,495	17,761,343
Block, Inc., Class A*	8,374	636,424
Corpay, Inc.*	1,000	333,270
Fidelity National Information Services, Inc.	7,815	303,847
Fiserv, Inc.*	8,169	400,689
Global Payments, Inc.	3,443	249,824
Jack Henry & Associates, Inc.	1,007	138,704
Mastercard, Inc., Class A	19,176	9,848,794
PayPal Holdings, Inc.	13,496	582,757
Visa, Inc., Class A	50,500	17,326,045

		48,416,611

Insurance (2.4%)
Aflac, Inc.	7,009	821,805
Allstate Corp. (The)	34,247	8,148,731
American International Group, Inc.	8,249	614,798
Aon plc, Class A	3,268	1,083,963
Arch Capital Group Ltd.*	5,324	516,747
Arthur J Gallagher & Co.	3,997	917,591
Assurant, Inc.	781	209,722
Brown & Brown, Inc.	16,980	1,089,267
Chubb Ltd.	5,519	1,880,544
Cincinnati Financial Corp.	23,442	4,340,052
Erie Indemnity Co., Class A (x)	370	88,707
Everest Group Ltd.	606	216,481
Globe Life, Inc.	1,275	227,817
Hartford Insurance Group, Inc. (The)	4,186	554,729
Loews Corp.	2,542	287,780
Marsh & McLennan Cos., Inc.	18,303	3,050,561
MetLife, Inc.	8,270	699,725
Old Republic International Corp.	15,391	629,800
Principal Financial Group, Inc.	2,902	312,778
Progressive Corp. (The)	52,015	11,362,677
Prudential Financial, Inc.	5,431	586,168
RenaissanceRe Holdings Ltd.	10,885	3,449,457
Travelers Cos., Inc. (The)	11,837	3,907,630
W.R. Berkley Corp.	4,311	304,055
Willis Towers Watson plc	1,457	380,816

		45,682,401

Total Financials		194,993,216

Health Care (7.4%)
Biotechnology (1.2%)
AbbVie, Inc.	48,075	12,097,593
Amgen, Inc.	13,289	4,812,213
Biogen, Inc.*	2,325	502,339
Gilead Sciences, Inc.	18,996	2,399,955
Incyte Corp.*	2,472	280,226
Moderna, Inc.*	5,236	366,677
Regeneron Pharmaceuticals, Inc.	1,524	950,275
Vertex Pharmaceuticals, Inc.*	3,883	1,928,802

		23,338,080

Health Care Equipment & Supplies (0.9%)
Abbott Laboratories	39,925	3,622,795
Align Technology, Inc.*	1,027	173,214
Baxter International, Inc.	7,974	170,006
Becton Dickinson & Co.	4,216	638,007
Boston Scientific Corp.*	22,601	964,611
Cooper Cos., Inc. (The)*	3,207	229,974
Dexcom, Inc.*	5,943	400,261
Edwards Lifesciences Corp.*	8,963	810,793
GE HealthCare Technologies, Inc.	6,823	436,740
IDEXX Laboratories, Inc.*	1,198	630,675
Insulet Corp.*	1,090	165,952
Intuitive Surgical, Inc.*	10,290	4,092,127
Medtronic plc	19,644	1,536,750
ResMed, Inc.	2,244	437,311
Solventum Corp.*	2,080	160,472
STERIS plc	1,577	332,069
Stryker Corp.	5,279	1,662,040
Zimmer Biomet Holdings, Inc.	2,951	254,052

		16,717,849

Health Care Providers & Services (1.5%)
Cardinal Health, Inc.	3,642	865,193
Cencora, Inc.	3,021	854,883
Centene Corp.*	7,398	474,878
Cigna Group (The)	32,029	8,829,755
CVS Health Corp.	63,388	6,557,489
DaVita, Inc.*	561	124,811
Elevance Health, Inc.	3,323	1,285,104
HCA Healthcare, Inc.	2,374	925,599
Henry Schein, Inc.*	1,441	120,352
Humana, Inc.	1,811	719,365
Labcorp Holdings, Inc.	1,221	341,880
McKesson Corp.	1,839	1,389,548
Quest Diagnostics, Inc.	1,737	368,157
UnitedHealth Group, Inc.	16,852	7,004,197
Universal Health Services, Inc., Class B	746	110,923

		29,972,134

Health Care Technology (0.0%)†
Veeva Systems, Inc., Class A*	2,250	399,307

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	4,325	574,490
Bio-Techne Corp.	2,155	152,251
Charles River Laboratories International, Inc.*	688	156,032
Danaher Corp.	15,230	2,901,010
Illumina, Inc.*	29,570	5,199,293
IQVIA Holdings, Inc.*	2,632	508,555
Mettler-Toledo International, Inc.*	1,287	1,644,155
Revvity, Inc.	1,793	199,489

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Thermo Fisher Scientific, Inc.	5,686	$2,850,733
Waters Corp.*	1,537	576,437
West Pharmaceutical Services, Inc.	1,112	399,208

		15,161,653

Pharmaceuticals (3.0%)
Bristol-Myers Squibb Co.	31,244	1,800,279
Eli Lilly & Co.	22,924	27,495,733
Johnson & Johnson	36,831	9,353,969
Merck & Co., Inc.	55,595	7,143,958
Novartis AG (ADR)	38,779	6,077,445
Pfizer, Inc.	87,203	2,099,848
Royalty Pharma plc, Class A	47,848	2,682,837
Viatris, Inc.	18,189	288,841
Zoetis, Inc.	6,418	461,198

		57,404,108

Total Health Care		142,993,131

Industrials (7.4%)
Aerospace & Defense (2.3%)
ATI, Inc.*	10,428	2,055,359
Axon Enterprise, Inc.*	1,199	672,171
Boeing Co. (The)*	38,476	8,328,900
FTAI Aviation Ltd.	14,072	3,806,898
GE Aerospace	22,425	8,380,895
General Dynamics Corp.	3,884	1,375,868
Honeywell Aerospace, Inc.*	15,888	3,512,409
Howmet Aerospace, Inc.	6,122	1,645,961
Huntington Ingalls Industries, Inc.	627	175,491
L3Harris Technologies, Inc.	2,829	822,079
Lockheed Martin Corp.	3,104	1,581,364
Northrop Grumman Corp.	2,036	1,036,955
RTX Corp.	32,256	6,119,931
Textron, Inc.	2,781	255,101
TransDigm Group, Inc.	2,799	3,728,380

		43,497,762

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	1,785	336,187
Expeditors International of Washington, Inc.	2,037	331,990
FedEx Corp.	6,632	2,076,678
United Parcel Service, Inc., Class B	11,571	1,243,883

		3,988,738

Building Products (0.3%)
A.O. Smith Corp.	1,711	107,314
Allegion plc	1,262	177,298
Builders FirstSource, Inc.*	1,511	135,204
Carrier Global Corp.	11,946	876,239
Johnson Controls International plc	9,335	1,363,937
Lennox International, Inc.	3,599	2,062,047
Masco Corp.	2,991	243,378
Trane Technologies plc	3,382	1,661,103

		6,626,520

Commercial Services & Supplies (0.2%)
Cintas Corp.	5,306	902,444
Copart, Inc.*	13,083	368,810
Republic Services, Inc.	3,060	652,025
Rollins, Inc.	4,612	192,505
Veralto Corp.	3,587	318,095
Waste Management, Inc.	5,653	1,259,941

		3,693,820

Construction & Engineering (0.2%)
Comfort Systems USA, Inc.	534	1,058,361
EMCOR Group, Inc.	671	556,850
Quanta Services, Inc.	2,295	1,652,492

		3,267,703

Electrical Equipment (1.1%)
AMETEK, Inc.	3,507	848,484
Eaton Corp. plc	23,596	10,054,728
Emerson Electric Co.	8,570	1,226,796
GE Vernova, Inc.	4,111	4,829,849
Generac Holdings, Inc.*	888	260,015
Hubbell, Inc., Class B	802	419,606
Rockwell Automation, Inc.	1,703	843,121
Vertiv Holdings Co., Class A	5,877	1,967,737

		20,450,336

Ground Transportation (0.4%)
CSX Corp.	28,430	1,351,278
Fedex Freight Holding Co., Inc.*	1,695	255,945
JB Hunt Transport Services, Inc.	1,142	330,529
Norfolk Southern Corp.	3,408	1,072,123
Old Dominion Freight Line, Inc.	2,817	610,162
Uber Technologies, Inc.*	31,145	2,247,423
Union Pacific Corp.	9,084	2,470,848

		8,338,308

Industrial Conglomerates (0.2%)
3M Co.	7,980	1,292,042
Honeywell International, Inc.	15,888	3,557,211

		4,849,253

Machinery (1.7%)
Caterpillar, Inc. (x)	9,513	10,130,394
Cummins, Inc.	13,721	9,785,954
Deere & Co.	3,843	2,437,730
Dover Corp.	2,071	464,484
Fortive Corp.	4,682	286,023
IDEX Corp.	1,203	273,021
Illinois Tool Works, Inc.	3,988	1,078,634
Ingersoll Rand, Inc.	23,175	1,900,118
Nordson Corp.	843	254,325
Otis Worldwide Corp.	5,957	426,521
PACCAR, Inc.	7,986	959,278
Parker-Hannifin Corp.	1,929	1,886,793
Pentair plc	2,721	208,592
Snap-on, Inc.	759	305,422
Stanley Black & Decker, Inc.	2,339	220,147
Westinghouse Air Brake Technologies Corp.	2,596	699,882
Xylem, Inc.	3,547	419,291

		31,736,609

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	10,113	947,184
Southwest Airlines Co.	7,772	399,636
United Airlines Holdings, Inc.*	4,914	668,255

		2,015,075

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (0.2%)
Automatic Data Processing, Inc.	6,116	$1,369,678
Broadridge Financial Solutions, Inc.	1,714	234,732
Equifax, Inc.	9,199	1,460,065
Jacobs Solutions, Inc.	1,835	231,210
Leidos Holdings, Inc.	1,838	189,259
Paychex, Inc.	4,894	481,227
Verisk Analytics, Inc.	2,005	359,958

		4,326,129

Trading Companies & Distributors (0.5%)
Fastenal Co.	17,816	855,703
United Rentals, Inc.	6,562	7,434,024
W.W. Grainger, Inc.	655	891,062

		9,180,789

Total Industrials		141,971,042

Information Technology (26.9%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	15,798	2,683,764
Ciena Corp.*	2,188	1,073,345
Cisco Systems, Inc.	72,161	8,476,031
F5, Inc.*	841	349,822
Lumentum Holdings, Inc.*	1,190	1,021,092
Motorola Solutions, Inc.	2,523	1,047,777

		14,651,831

Electronic Equipment, Instruments & Components (0.9%)
Amphenol Corp., Class A	35,946	6,337,999
CDW Corp.	1,883	264,825
Coherent Corp.*	6,048	2,385,755
Corning, Inc.	11,983	3,060,818
Flex Ltd.*	5,626	911,806
Jabil, Inc.	1,613	621,779
Keysight Technologies, Inc.*	2,660	931,186
TE Connectivity plc	11,653	2,349,361
Teledyne Technologies, Inc.*	705	470,164
Zebra Technologies Corp., Class A*	719	189,284

		17,522,977

IT Services (0.6%)
Accenture plc, Class A	11,800	1,468,392
Akamai Technologies, Inc. (x)*	2,219	262,308
Cognizant Technology Solutions Corp., Class A	6,991	270,761
Gartner, Inc.*	976	126,509
GoDaddy, Inc., Class A*	2,178	184,869
International Business Machines Corp.	14,380	4,043,800
Shopify, Inc., Class A*	38,155	4,356,538
VeriSign, Inc.	1,276	320,990

		11,034,167

Semiconductors & Semiconductor Equipment (14.7%)
Advanced Micro Devices, Inc.*	24,949	14,493,124
Analog Devices, Inc.	7,470	2,966,860
Applied Materials, Inc.	12,142	8,778,666
Broadcom, Inc.	108,531	40,997,585
First Solar, Inc.*	1,608	379,424
Intel Corp.*	99,409	13,880,479
KLA Corp.	55,524	16,752,146
Lam Research Corp.	19,134	8,291,336
Marvell Technology, Inc.	13,396	3,990,534
Microchip Technology, Inc.	8,246	752,035
Micron Technology, Inc.	28,695	33,122,352
Monolithic Power Systems, Inc.	5,256	7,265,684
NVIDIA Corp.	508,250	101,695,742
NXP Semiconductors NV	3,849	1,081,684
ON Semiconductor Corp.*	5,937	561,284
Qnity Electronics, Inc.	27,693	4,522,544
QUALCOMM, Inc.	16,126	2,979,923
Skyworks Solutions, Inc. (x)	2,172	147,262
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	29,835	14,248,301
Teradyne, Inc.	2,421	1,171,377
Texas Instruments, Inc.	13,925	4,150,625

		282,228,967

Software (4.6%)
Adobe, Inc.*	6,184	1,267,844
AppLovin Corp., Class A*	4,116	2,120,687
Autodesk, Inc.*	3,231	628,171
Cadence Design Systems, Inc.*	4,265	1,600,740
Crowdstrike Holdings, Inc., Class A*	3,894	2,971,667
Datadog, Inc., Class A*	5,099	1,327,576
Fair Isaac Corp.*	342	408,615
Fortinet, Inc.*	9,528	1,463,691
Gen Digital, Inc.	8,279	206,064
Intuit, Inc.	4,231	1,104,291
Microsoft Corp.	135,076	50,386,049
Oracle Corp.	25,962	3,804,731
Palantir Technologies, Inc., Class A*	35,130	4,098,617
Palo Alto Networks, Inc.*	12,409	4,231,717
PTC, Inc.*	1,896	215,405
Roper Technologies, Inc.	1,544	522,474
Salesforce, Inc.	26,585	4,164,806
ServiceNow, Inc.*	15,779	1,566,539
Synopsys, Inc.*	13,446	5,997,857
Trimble, Inc.*	3,660	187,319
Tyler Technologies, Inc.*	613	179,278
Workday, Inc., Class A*	3,033	371,300

		88,825,438

Technology Hardware, Storage & Peripherals (5.3%)
Apple, Inc.	284,527	82,330,733
Dell Technologies, Inc., Class C	11,710	5,052,397
Hewlett Packard Enterprise Co.	20,128	907,974
HP, Inc.	14,609	320,522
NetApp, Inc.	3,012	466,137
Sandisk Corp.*	2,266	5,152,272
Seagate Technology Holdings plc	3,417	3,297,405
Super Micro Computer, Inc.*	7,455	218,655
Western Digital Corp.	6,060	3,870,643

		101,616,738

Total Information Technology		515,880,118

Materials (1.7%)
Chemicals (0.7%)
Air Products and Chemicals, Inc.	8,513	2,495,841
Albemarle Corp.	1,883	254,262
CF Industries Holdings, Inc.	2,466	266,969
Corteva, Inc.	10,075	853,252
Dow, Inc.	10,931	299,072

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
DuPont de Nemours, Inc.	2,025	$274,671
Ecolab, Inc.	3,853	1,073,484
International Flavors & Fragrances, Inc.	3,869	306,502
Linde plc	10,930	5,672,014
LyondellBasell Industries NV, Class A	4,144	218,182
Mosaic Co. (The)	4,780	101,288
PPG Industries, Inc.	3,463	420,027
Sherwin-Williams Co. (The)	3,509	1,208,219

		13,443,783

Construction Materials (0.3%)
Amrize Ltd.	78,375	4,177,388
CRH plc	10,206	1,092,042
Martin Marietta Materials, Inc.	937	540,368
Vulcan Materials Co.	2,034	600,050

		6,409,848

Containers & Packaging (0.1%)
Amcor plc	6,872	297,901
Avery Dennison Corp.	1,088	176,637
Ball Corp.	4,327	270,005
International Paper Co.	7,850	299,085
Packaging Corp. of America	1,385	330,018
Smurfit Westrock plc	8,367	387,057

		1,760,703

Metals & Mining (0.6%)
Freeport-McMoRan, Inc.	21,995	1,383,265
Newmont Corp.	16,334	1,525,596
Nucor Corp.	30,941	6,892,108
Steel Dynamics, Inc.	2,074	475,900

		10,276,869

Total Materials		31,891,203

Real Estate (1.2%)
Health Care REITs (0.4%)
Alexandria Real Estate Equities, Inc. (REIT)	2,148	113,522
Healthpeak Properties, Inc. (REIT)	10,832	231,805
Ventas, Inc. (REIT)	7,382	655,521
Welltower, Inc. (REIT)	25,126	5,702,848

		6,703,696

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	9,462	224,344

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	14,265	1,932,480

Office REITs (0.0%)†
BXP, Inc. (REIT)	2,457	162,924

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	4,398	592,367
CoStar Group, Inc.*	6,054	171,449

		763,816

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	2,155	406,627
Camden Property Trust (REIT)	1,661	190,168
Equity Residential (REIT)	5,377	365,259
Essex Property Trust, Inc. (REIT)	949	276,719
Invitation Homes, Inc. (REIT)	8,003	241,770
Mid-America Apartment Communities, Inc. (REIT)	1,718	238,699
UDR, Inc. (REIT)	4,592	183,313

		1,902,555

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	1,121	138,376
Kimco Realty Corp. (REIT)	10,464	265,262
Realty Income Corp. (REIT)	14,236	882,063
Regency Centers Corp. (REIT)	2,722	217,052
Simon Property Group, Inc. (REIT)	4,957	1,108,633

		2,611,386

Specialized REITs (0.4%)
American Tower Corp. (REIT)	7,128	1,165,927
Crown Castle, Inc. (REIT)	6,685	506,255
Digital Realty Trust, Inc. (REIT)	5,005	898,798
Equinix, Inc. (REIT)	1,509	1,572,967
Extra Space Storage, Inc. (REIT)	3,316	481,815
Iron Mountain, Inc. (REIT)	4,556	575,468
Public Storage (REIT)	5,943	1,891,716
SBA Communications Corp. (REIT)	1,687	297,688
VICI Properties, Inc. (REIT), Class A	16,554	439,509
Weyerhaeuser Co. (REIT)	10,818	258,983

		8,089,126

Total Real Estate		22,390,327

Utilities (3.4%)
Electric Utilities (2.1%)
Alliant Energy Corp.	3,805	290,283
American Electric Power Co., Inc.	34,484	4,717,756
Constellation Energy Corp.	14,034	3,485,625
Duke Energy Corp.	36,178	4,579,411
Edison International	5,767	429,353
Entergy Corp.	7,081	813,324
Evergy, Inc.	3,456	298,702
Eversource Energy	5,897	426,176
Exelon Corp.	112,778	5,257,710
FirstEnergy Corp.	8,189	389,305
NextEra Energy, Inc.	67,415	5,917,015
NRG Energy, Inc.	3,193	466,370
PG&E Corp.	33,148	557,549
Pinnacle West Capital Corp.	1,846	197,522
PPL Corp.	11,166	405,884
Southern Co. (The)	65,880	6,305,375
Xcel Energy, Inc.	68,333	5,487,140

		40,024,500

Gas Utilities (0.4%)
Atmos Energy Corp.	48,330	8,325,809

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	10,274	150,617
Vistra Corp.	4,913	779,349

		929,966

Multi-Utilities (0.5%)
Ameren Corp.	4,144	468,438
CenterPoint Energy, Inc.	79,844	3,516,330

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
CMS Energy Corp.	4,601	$351,977
Consolidated Edison, Inc.	5,615	621,187
Dominion Energy, Inc.	13,581	927,446
DTE Energy Co.	3,189	485,908
NiSource, Inc.	7,187	341,742
Public Service Enterprise Group, Inc.	7,698	624,770
Sempra	9,903	918,107
WEC Energy Group, Inc.	5,112	596,928

		8,852,833

Water Utilities (0.3%)
American Water Works Co., Inc.	48,098	6,328,735

Total Utilities		64,461,843

Total Common Stocks (80.2%) (Cost $550,972,574)		1,537,903,051

EXCHANGE TRADED FUNDS (ETF):
Equity (9.1%)
iShares Core S&P 500 ETF	78,844	59,045,483
iShares Morningstar Growth ETF	5,090	595,632
iShares Morningstar U.S. Equity ETF (x)‡	334,508	34,671,754
iShares Morningstar Value ETF	5,526	559,452
iShares Russell 1000 ETF	95,399	39,065,890
State Street SPDR Portfolio S&P 500 Growth ETF	4,200	499,758
State Street SPDR Portfolio S&P 500 Value ETF (x)	102,700	6,243,133
Vanguard Growth ETF (x)	4,800	413,472
Vanguard Large-Cap ETF	88,613	30,474,897
Vanguard Russell 1000 Growth ETF (x)	4,500	575,145
Vanguard Russell 1000 Value ETF	4,200	446,502
Vanguard Value ETF	7,900	1,721,647

Total Exchange Traded Funds (9.1%) (Cost $29,581,739)		174,312,765

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Hologic, Inc., CVR* (Cost $26)	3,481	35

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (4.2%)
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	3,813,932	3,813,932
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	75,663,057	75,663,056
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	100,000	100,000

Total Investment Companies		79,576,988

Total Short-Term Investments (4.2%) (Cost $79,588,500)		79,576,988

Total Investments in Securities (93.5%) (Cost $660,142,839)		1,791,792,839
Other Assets Less Liabilities (6.5%)		124,933,581

Net Assets (100%)		$1,916,726,420

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $4,315,155. This was collateralized by $539,667 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.875%, maturing 4/15/27 – 11/15/55 and by cash of $3,913,932 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	2,209	2,587,012	—	(213,020)	170,914	(420,820)	2,124,086	26,581	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar U.S. Equity ETF (x)	334,508	32,854,433	—	(1,412,542)	1,150,219	2,079,644	34,671,754	155,761	—

Total		35,441,445	—	(1,625,562)	1,321,133	1,658,824	36,795,840	182,342	—

(x)	All or a portion of security is on loan at June 30, 2026.

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	502	9/2026	USD	189,461,075	64,894

					64,894

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$146,319,259	$—	$—	$146,319,259
Consumer Discretionary	125,935,640	—	—	125,935,640
Consumer Staples	85,122,444	—	—	85,122,444
Energy	65,944,828	—	—	65,944,828
Financials	194,993,216	—	—	194,993,216
Health Care	142,993,131	—	—	142,993,131
Industrials	141,971,042	—	—	141,971,042
Information Technology	515,880,118	—	—	515,880,118
Materials	31,891,203	—	—	31,891,203
Real Estate	22,390,327	—	—	22,390,327
Utilities	64,461,843	—	—	64,461,843
Exchange Traded Funds	174,312,765	—	—	174,312,765
Futures	64,894	—	—	64,894
Rights
Health Care	—	35	—	35

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$79,576,988	$—	$—	$79,576,988

Total Assets	$1,791,857,698	$35	$—	$1,791,857,733

Total Liabilities	$—	$—	$—	$—

Total	$1,791,857,698	$35	$—	$1,791,857,733

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$64,894	*

Total		$64,894

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$15,271,835	$15,271,835

Total	$15,271,835	$15,271,835

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(207,794)	$(207,794)

Total	$(207,794)	$(207,794)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$186,872,000

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$296,724,063
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$456,196,078

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

During the period ended June 30, 2026, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 2%)*	Net Proceeds of Sales and Redemptions (affiliated 4%)*	Net Realized Gain (Loss)
$ 6,782,994	$16,111,599	$10,731,191

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,144,181,793
Aggregate gross unrealized depreciation	(16,734,729)

Net unrealized appreciation	$1,127,447,064

Federal income tax cost of investments in securities and derivative instruments, if applicable	$664,410,669

For the period ended June 30, 2026, the Portfolio incurred approximately $2,854 as brokerage commissions with Bernstein Institutional Services, LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $5,702,907)	$36,795,840
Unaffiliated Issuers (Cost $654,439,932)	1,754,996,999
Cash	107,856,108
Foreign cash (Cost $7)	7
Cash held as collateral at broker for futures	12,833,600
Receivable for securities sold	23,578,429
Dividends, interest and other receivables	1,507,772
Due from broker for futures variation margin	1,211,938
Receivable for Portfolio shares sold	57,990
Securities lending income receivable	1,089
Other assets	19,638

Total assets	1,938,859,410

LIABILITIES
Payable for securities purchased	15,751,769
Payable for return of collateral on securities loaned	3,913,932
Payable for Portfolio shares repurchased	955,088
Investment management fees payable	756,725
Distribution fees payable – Class IB	290,187
Administrative fees payable	197,033
Accrued expenses	268,256

Total liabilities	22,132,990

Commitments and contingent liabilities^
NET ASSETS	$1,916,726,420

Net assets were comprised of:
Paid in capital	$747,560,183
Total distributable earnings (loss)	1,169,166,237

Net assets	$1,916,726,420

Class IB
Net asset value, offering and redemption price per share, $1,409,809,143 / 123,566,248 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.41

Class K
Net asset value, offering and redemption price per share, $506,917,277 / 44,278,509 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.45

(x)	Includes value of securities on loan of $4,315,155.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends ($182,342 of dividend income received from affiliates) (net of $62,174 foreign withholding tax)	$13,584,894
Interest	2,102,318
Securities lending (net)	21,989

Total income	15,709,201

EXPENSES
Investment management fees	4,516,542
Distribution fees – Class IB	1,722,826
Administrative fees	1,172,376
Custodian fees	102,004
Professional fees	58,330
Printing and mailing expenses	49,485
Trustees’ fees	29,637
Miscellaneous	27,928

Total expenses	7,679,128

NET INVESTMENT INCOME (LOSS)	8,030,073

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($1,321,133 realized gain (loss) from affiliates)	120,097,585
Futures contracts	15,271,835

Net realized gain (loss)	135,369,420

Change in unrealized appreciation (depreciation) on:
Investments in securities ($1,658,824 of change in unrealized appreciation (depreciation) from affiliates)	26,302,198
Futures contracts	(207,794)

Net change in unrealized appreciation (depreciation)	26,094,404

NET REALIZED AND UNREALIZED GAIN (LOSS)	161,463,824

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$169,493,897

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,030,073	$15,423,225
Net realized gain (loss)	135,369,420	216,703,951
Net change in unrealized appreciation (depreciation)	26,094,404	(34,259,430)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	169,493,897	197,867,746

Distributions to shareholders:
Class IB	—	(197,111,475)
Class K	—	(73,387,079)

Total distributions to shareholders	—	(270,498,554)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 634,295 and 1,430,608 shares, respectively ]	6,822,434	15,541,059
Capital shares issued in reinvestment of dividends and distributions [ 0 and 18,596,938 shares, respectively ]	—	197,111,475
Capital shares repurchased [ (11,595,740) and (22,185,323) shares, respectively ]	(124,910,913)	(245,125,726)

Total Class IB transactions	(118,088,479)	(32,473,192)

Class K
Capital shares sold [ 22,634 and 54,048 shares, respectively ]	240,693	600,322
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,912,019 shares, respectively ]	—	73,387,079
Capital shares repurchased [ (4,855,941) and (6,797,214) shares, respectively ]	(53,179,646)	(75,045,140)

Total Class K transactions	(52,938,953)	(1,057,739)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(171,027,432)	(33,530,931)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,533,535)	(106,161,739)
NET ASSETS:
Beginning of period	1,918,259,955	2,024,421,694

End of period	$1,916,726,420	$1,918,259,955

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.44		$10.90	$10.66	$9.49	$12.78	$11.62

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	(1)	0.08	0.09	0.09	0.08	0.05
Net realized and unrealized gain (loss)	0.93		1.10	2.48	2.14	(2.43)	3.07

Total from investment operations	0.97		1.18	2.57	2.23	(2.35)	3.12

Less distributions:
Dividends from net investment income	—		(0.09)	(0.12)	(0.19)	— #	(0.05)
Distributions from net realized gains	—		(1.55)	(2.21)	(0.87)	(0.94)	(1.91)

Total dividends and distributions	—		(1.64)	(2.33)	(1.06)	(0.94)	(1.96)

Net asset value, end of period	$11.41		$10.44	$10.90	$10.66	$9.49	$12.78

Total return (b)(y)	9.29%		10.88%	23.62%	23.98%	(18.42)%	27.31%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,409,809		$1,404,430	$1,489,983	$1,415,755	$1,306,856	$1,828,419
Ratio of expenses to average net assets (a)(f)	0.88%		0.88%	0.88%	0.89%	0.87%	0.86%
Ratio of net investment income (loss) to average net assets (a)(g)	0.79	%(aa)	0.74%	0.77%	0.84%	0.74%	0.38%
Portfolio turnover rate^	17	%(z)	30%	35%	30%	31%	31%

Class K	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.46		$10.92	$10.67	$9.50	$12.79	$11.62

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	(1)	0.11	0.12	0.11	0.11	0.08
Net realized and unrealized gain (loss)	0.93		1.10	2.49	2.14	(2.43)	3.08

Total from investment operations	0.99		1.21	2.61	2.25	(2.32)	3.16

Less distributions:
Dividends from net investment income	—		(0.12)	(0.15)	(0.21)	(0.03)	(0.08)
Distributions from net realized gains	—		(1.55)	(2.21)	(0.87)	(0.94)	(1.91)

Total dividends and distributions	—		(1.67)	(2.36)	(1.08)	(0.97)	(1.99)

Net asset value, end of period	$11.45		$10.46	$10.92	$10.67	$9.50	$12.79

Total return (b)(y)	9.46%		11.12%	23.96%	24.24%	(18.20)%	27.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$506,917		$513,830	$534,438	$601,731	$563,043	$874,407
Ratio of expenses to average net assets (a)(f)	0.63%		0.63%	0.63%	0.64%	0.62%	0.61%
Ratio of net investment income (loss) to average net assets (a)(g)	1.03	%(aa)	0.99%	1.02%	1.08%	0.98%	0.63%
Portfolio turnover rate^	17	%(z)	30%	35%	30%	31%	31%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.04 and $0.05 for Class IB and Class K, respectively
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.10% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (16.9%)
Diversified Telecommunication Services (0.3%)
AST SpaceMobile, Inc., Class A (x)*	21,317	$1,894,229
Globalstar, Inc. (x)*	4,570	371,495
Iridium Communications, Inc.	2,543	139,483
Space Exploration Technologies Corp., Class A (x)*	42,452	7,253,349

		9,658,556

Entertainment (1.6%)
Electronic Arts, Inc.	3,000	615,120
Live Nation Entertainment, Inc.*	14,142	2,589,542
Madison Square Garden Sports Corp.*	800	321,472
Netflix, Inc.*	372,372	26,587,361
ROBLOX Corp., Class A*	56,341	3,063,824
Roku, Inc.*	10,874	1,502,134
Spotify Technology SA*	14,052	6,451,695
Take-Two Interactive Software, Inc.*	16,242	4,060,175
TKO Group Holdings, Inc., Class A	2,091	420,939

		45,612,262

Interactive Media & Services (15.0%)
Alphabet, Inc., Class A	517,131	184,807,105
Alphabet, Inc., Class C	421,961	149,091,480
Meta Platforms, Inc., Class A	159,650	89,929,249
Reddit, Inc., Class A*	11,810	2,049,980

		425,877,814

Media (0.0%)†
EchoStar Corp., Class A (x)*	10,500	1,065,750
NIQ Global Intelligence plc*	621	5,806
Trade Desk, Inc. (The), Class A*	10,810	195,445

		1,267,001

Total Communication Services		482,415,633

Consumer Discretionary (8.6%)
Automobiles (3.8%)
Rivian Automotive, Inc., Class A (x)*	10,473	181,706
Tesla, Inc.*	259,271	109,049,383

		109,231,089

Broadline Retail (0.7%)
Amazon.com, Inc.*	71,919	17,141,174
Coupang, Inc., Class A*	110,557	1,920,375
eBay, Inc.	8,600	961,050
Etsy, Inc.*	4,099	308,778

		20,331,377

Diversified Consumer Services (0.0%)†
Grand Canyon Education, Inc.*	481	68,836
H&R Block, Inc.	1,562	59,481

		128,317

Hotels, Restaurants & Leisure (2.3%)
Airbnb, Inc., Class A*	36,695	5,251,054
Booking Holdings, Inc.	68,694	12,244,019
Cava Group, Inc.*	8,890	697,687
Chipotle Mexican Grill, Inc.*	113,272	3,851,248
Choice Hotels International, Inc. (x)	2,426	267,515
Churchill Downs, Inc.	906	81,214
Darden Restaurants, Inc.	10,118	2,084,409
Domino’s Pizza, Inc.	139	41,150
DoorDash, Inc., Class A*	33,216	6,129,348
DraftKings, Inc., Class A*	42,311	1,068,776
Dutch Bros, Inc., Class A*	10,333	742,013
Expedia Group, Inc.	10,120	2,589,506
Hilton Worldwide Holdings, Inc.	19,793	6,540,795
Hyatt Hotels Corp., Class A	3,300	639,672
Las Vegas Sands Corp.	24,481	1,130,777
Marriott International, Inc., Class A	14,495	5,371,702
Planet Fitness, Inc., Class A*	6,999	365,138
Restaurant Brands International, Inc. (x)	17,356	1,258,484
Royal Caribbean Cruises Ltd.	12,621	4,007,546
Starbucks Corp.	55,554	5,677,063
Texas Roadhouse, Inc., Class A	1,831	353,804
Travel + Leisure Co.	1,475	112,734
Vail Resorts, Inc. (x)	2,481	337,788
Viking Holdings Ltd.*	15,654	1,638,504
Wingstop, Inc.	2,347	406,993
Wyndham Hotels & Resorts, Inc.	5,842	491,955
Wynn Resorts Ltd.	5,720	555,355
Yum! Brands, Inc.	7,252	1,159,305

		65,095,554

Household Durables (0.0%)†
NVR, Inc.*	100	681,340
SharkNinja, Inc.*	1,053	160,340
Somnigroup International, Inc.	2,909	228,066
TopBuild Corp.*	174	61,688

		1,131,434

Leisure Products (0.0%)†
Hasbro, Inc.	3,100	256,029

Specialty Retail (1.6%)
AutoZone, Inc.*	231	738,262
Burlington Stores, Inc.*	5,559	1,761,091
Carvana Co.*	61,446	4,044,376
Chewy, Inc., Class A*	20,692	406,598
Five Below, Inc.*	1,900	341,601
Home Depot, Inc. (The)	65,549	23,117,821
Murphy USA, Inc.	1,499	807,766
Ross Stores, Inc.	24,443	5,202,693
TJX Cos., Inc. (The)	44,823	6,790,685
Ulta Beauty, Inc.*	877	395,509
Valvoline, Inc.*	10,118	400,066
Williams-Sonoma, Inc.	1,313	306,060

		44,312,528

Textiles, Apparel & Luxury Goods (0.2%)
Amer Sports, Inc.*	2,497	84,499
Deckers Outdoor Corp.*	983	97,602
On Holding AG, Class A*	20,000	708,400
Ralph Lauren Corp.	2,108	846,172
Tapestry, Inc.	17,952	2,627,814

		4,364,487

Total Consumer Discretionary		244,850,815

Consumer Staples (1.3%)
Beverages (0.3%)
Celsius Holdings, Inc. (x)*	15,083	441,630

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Coca-Cola Co. (The)	39,508	$3,210,815
Coca-Cola Consolidated, Inc.	583	111,306
Monster Beverage Corp.*	28,355	2,725,483
PepsiCo, Inc.	14,233	1,927,148

		8,416,382

Consumer Staples Distribution & Retail (0.9%)
Casey’s General Stores, Inc.	2,888	2,295,354
Costco Wholesale Corp.	17,304	16,187,373
Maplebear, Inc.*	6,300	298,305
Sysco Corp.	20,112	1,680,961
Walmart, Inc.	33,398	3,782,657

		24,244,650

Food Products (0.0%)†
Hershey Co. (The)	1,350	236,857

Household Products (0.1%)
Colgate-Palmolive Co.	30,367	2,784,047
Kimberly-Clark Corp.	9,343	1,025,581

		3,809,628

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	3,900	307,905

Total Consumer Staples		37,015,422

Energy (0.5%)
Energy Equipment & Services (0.0%)†
TechnipFMC plc	13,800	914,940

Oil, Gas & Consumable Fuels (0.5%)
Cheniere Energy, Inc.	1,249	298,523
Marathon Petroleum Corp.	13,300	3,400,411
Matador Resources Co.	900	44,802
Permian Resources Corp., Class A	8,500	156,485
Phillips 66	2,138	361,429
Targa Resources Corp.	18,812	5,044,250
Texas Pacific Land Corp.	5,182	2,267,850
Valero Energy Corp.	3,100	807,364

		12,381,114

Total Energy		13,296,054

Financials (4.6%)
Banks (0.4%)
Bank of America Corp.	39,990	2,278,630
Citigroup, Inc.	23,440	3,280,662
NU Holdings Ltd., Class A*	307,745	4,111,473
Pinnacle Financial Partners, Inc.	700	70,616
Popular, Inc.	409	67,150
Western Alliance Bancorp	1,669	137,192

		9,945,723

Capital Markets (0.8%)
Ameriprise Financial, Inc.	706	323,885
Ares Management Corp., Class A	17,376	1,934,123
Bank of New York Mellon Corp. (The)	3,706	535,925
Blackstone, Inc.	52,145	6,135,902
Brookfield Asset Management Ltd., Class A	31,323	1,404,836
Bullish*	39	914
Charles Schwab Corp. (The)	10,856	1,001,683
Freedom Holding Corp. (x)*	1,322	172,481
Interactive Brokers Group, Inc., Class A	15,318	1,333,279
KKR & Co., Inc.	13,293	1,220,031
Lazard, Inc.	1,371	57,500
LPL Financial Holdings, Inc.	2,520	709,834
Moody’s Corp.	6,195	2,805,839
Morningstar, Inc.	77	12,013
MSCI, Inc.	392	219,536
Northern Trust Corp.	800	139,072
Robinhood Markets, Inc., Class A*	56,447	5,660,505
Tradeweb Markets, Inc., Class A	662	65,975

		23,733,333

Consumer Finance (0.2%)
Ally Financial, Inc.	2,464	113,221
American Express Co.	13,700	4,634,025
Credit Acceptance Corp.*	35	22,286
Figure Technology Solutions, Inc., Class A*	5,744	176,398
SoFi Technologies, Inc.*	13,243	237,447

		5,183,377

Financial Services (3.2%)
Affirm Holdings, Inc., Class A*	24,800	2,022,440
Chime Financial, Inc., Class A*	1,100	22,528
Corpay, Inc.*	2,087	695,535
Equitable Holdings, Inc.‡	13,260	581,849
Mastercard, Inc., Class A	71,672	36,810,739
Shift4 Payments, Inc., Class A*	1,831	89,060
Toast, Inc., Class A*	42,204	1,174,115
UWM Holdings Corp., Class A (x)	2,291	5,246
Visa, Inc., Class A	146,501	50,263,028
WEX, Inc.*	143	20,176

		91,684,716

Insurance (0.0%)†
Ryan Specialty Holdings, Inc., Class A	1,373	51,845

Total Financials		130,598,994

Health Care (5.7%)
Biotechnology (1.2%)
AbbVie, Inc.	12,538	3,155,062
Alnylam Pharmaceuticals, Inc.*	11,829	3,560,884
Amgen, Inc.	33,887	12,271,160
Arrowhead Pharmaceuticals, Inc.*	7,543	614,830
Ascendis Pharma A/S*	4,174	1,113,289
Bridgebio Pharma, Inc.*	14,173	1,055,605
Caris Life Sciences, Inc.*	9,816	174,921
Exelixis, Inc.*	5,644	307,090
Halozyme Therapeutics, Inc.*	10,423	815,808
Insmed, Inc.*	19,037	2,029,725
Ionis Pharmaceuticals, Inc. (x)*	13,769	1,091,744
Madrigal Pharmaceuticals, Inc.*	1,589	853,214
Natera, Inc.*	12,119	3,289,703
Neurocrine Biosciences, Inc.*	7,560	1,274,125
Revolution Medicines, Inc.*	16,977	3,179,453
Summit Therapeutics, Inc. (x)*	11,985	174,621
Viking Therapeutics, Inc.*	679	26,488

		34,987,722

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (0.7%)
Dexcom, Inc.*	34,046	$2,292,998
IDEXX Laboratories, Inc.*	5,919	3,115,998
Insulet Corp.*	6,077	925,223
Intuitive Surgical, Inc.*	31,297	12,446,191
Penumbra, Inc.*	3,338	1,053,974

		19,834,384

Health Care Providers & Services (0.6%)

Cardinal Health, Inc.	9,465	2,248,505
Cencora, Inc.	16,531	4,677,942
Centene Corp.*	3,500	224,665
DaVita, Inc.*	94	20,913
Guardant Health, Inc.*	10,000	1,500,300
McKesson Corp.	10,251	7,745,656

		16,417,981

Life Sciences Tools & Services (0.1%)
Medpace Holdings, Inc.*	2,067	1,094,663
Tempus AI, Inc., Class A (x)*	9,508	550,798

		1,645,461

Pharmaceuticals (3.1%)
Axsome Therapeutics, Inc.*	3,800	930,126
Corcept Therapeutics, Inc. (x)*	8,379	728,554
Eli Lilly & Co.	70,879	85,014,399
Zoetis, Inc.	29,384	2,111,534

		88,784,613

Total Health Care		161,670,161

Industrials (9.4%)
Aerospace & Defense (3.2%)
ATI, Inc.*	12,011	2,367,368
Axon Enterprise, Inc.*	6,857	3,844,103
Boeing Co. (The)*	43,681	9,455,626
BWX Technologies, Inc.	7,697	1,498,221
Carpenter Technology Corp.	4,283	2,641,926
Curtiss-Wright Corp.	1,669	1,264,702
FTAI Aviation Ltd.	9,002	2,435,311
GE Aerospace	91,671	34,260,203
HEICO Corp.	3,781	1,346,754
HEICO Corp., Class A	6,689	1,725,160
Hexcel Corp.	1,159	115,970
Howmet Aerospace, Inc.	35,330	9,498,824
Karman Holdings, Inc.*	6,070	303,014
Kratos Defense & Security Solutions, Inc.*	1,120	55,843
Lockheed Martin Corp.	18,029	9,185,054
Rocket Lab Corp.*	47,668	4,845,452
TransDigm Group, Inc.	2,502	3,332,764
Woodward, Inc.	5,267	2,240,793

		90,417,088

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	9,629	1,813,526

Building Products (0.4%)
AAON, Inc.	6,046	766,996
Armstrong World Industries, Inc.	972	155,928
Carlisle Cos., Inc.	360	130,590
Johnson Controls International plc	3,479	508,317
Lennox International, Inc.	822	470,965
Modine Manufacturing Co.*	4,613	1,231,763
Trane Technologies plc	19,608	9,630,665

		12,895,224

Commercial Services & Supplies (0.3%)
Cintas Corp.	30,189	5,134,545
Clean Harbors, Inc.*	800	239,000
Rollins, Inc.	26,303	1,097,887
Waste Management, Inc.	8,892	1,981,849

		8,453,281

Construction & Engineering (0.9%)
Comfort Systems USA, Inc.	3,093	6,130,171
Dycom Industries, Inc.*	1,051	531,375
EMCOR Group, Inc.	3,924	3,256,449
Everus Construction Group, Inc.*	3,895	646,375
IES Holdings, Inc.*	773	567,892
MasTec, Inc.*	5,503	2,289,578
Primoris Services Corp.	254	25,177
Quanta Services, Inc.	13,248	9,539,090
Solv Energy, Inc., Class A*	3,431	116,826
Sterling Infrastructure, Inc.*	2,667	2,238,573

		25,341,506

Electrical Equipment (2.0%)
Bloom Energy Corp., Class A*	23,800	7,204,260
Eaton Corp. plc	5,300	2,258,436
Forgent Power Solutions, Inc., Class A*	11,300	631,218
GE Vernova, Inc.	23,885	28,061,531
nVent Electric plc	5,800	983,738
Powell Industries, Inc.	2,600	744,536
Rockwell Automation, Inc.	8,201	4,060,151
Vertiv Holdings Co., Class A	34,016	11,389,237
Vicor Corp.*	2,200	835,516

		56,168,623

Ground Transportation (0.2%)
Avis Budget Group, Inc.*	411	60,758
Landstar System, Inc.	900	186,129
Lyft, Inc., Class A*	4,626	67,586
Old Dominion Freight Line, Inc.	3,411	738,823
Uber Technologies, Inc.*	17,070	1,231,771
U-Haul Holding Co. (Nasdaq Stock Exchange)*	58	3,795
U-Haul Holding Co. (New York Stock Exchange)	394	22,734
Union Pacific Corp.	3,559	968,048
XPO, Inc.*	10,079	2,069,118

		5,348,762

Industrial Conglomerates (0.0%)†
3M Co.	6,459	1,045,777

Machinery (1.7%)
Allison Transmission Holdings, Inc.	1,069	120,519
Caterpillar, Inc.	40,316	42,932,508
Cummins, Inc.	5,556	3,962,595
Illinois Tool Works, Inc.	7,457	2,016,895
Lincoln Electric Holdings, Inc.	1,100	292,061
RBC Bearings, Inc.*	554	356,809

		49,681,387

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Passenger Airlines (0.1%)
Alaska Air Group, Inc.*	1,476	$77,047
American Airlines Group, Inc. (x)*	57,903	1,046,307
Delta Air Lines, Inc.	3,562	333,617
Southwest Airlines Co.	3,697	190,100
United Airlines Holdings, Inc.*	1,701	231,319

		1,878,390

Professional Services (0.1%)
Automatic Data Processing, Inc.	13,037	2,919,636
Booz Allen Hamilton Holding Corp.	2,339	141,907
ExlService Holdings, Inc.*	1,997	51,643
Paylocity Holding Corp.*	243	25,401
Planet Labs PBC*	24,700	818,311
UL Solutions, Inc., Class A	2,300	234,278

		4,191,176

Trading Companies & Distributors (0.4%)
Fastenal Co.	83,358	4,003,685
Ferguson Enterprises, Inc.	790	187,491
United Rentals, Inc.	1,300	1,472,757
W.W. Grainger, Inc.	3,389	4,610,395

		10,274,328

Total Industrials		267,509,068

Information Technology (51.2%)
Communications Equipment (1.1%)
Applied Optoelectronics, Inc.*	6,800	1,007,488
Arista Networks, Inc.*	92,683	15,744,988
Ciena Corp.*	12,500	6,132,000
Lumentum Holdings, Inc.*	6,367	5,463,268
Motorola Solutions, Inc.	5,583	2,318,564
Ubiquiti, Inc.	371	198,125
Viavi Solutions, Inc.*	20,500	978,875

		31,843,308

Electronic Equipment, Instruments & Components (1.8%)
Advanced Energy Industries, Inc.	3,200	1,193,184
Amphenol Corp., Class A	108,797	19,183,087
Coherent Corp.*	3,300	1,301,751
Corning, Inc.	70,100	17,905,643
Fabrinet*	3,200	1,798,656
Jabil, Inc.	9,265	3,571,472
Keysight Technologies, Inc.*	8,600	3,010,602
Sanmina Corp.*	1,400	354,312
TTM Technologies, Inc.*	7,800	1,458,756

		49,777,463

IT Services (0.8%)
Cloudflare, Inc., Class A*	28,018	6,872,255
CoreWeave, Inc., Class A*	30,800	3,065,832
DigitalOcean Holdings, Inc.*	7,100	1,114,913
Gartner, Inc.*	5,774	748,426
GoDaddy, Inc., Class A*	11,647	988,597
Kyndryl Holdings, Inc.*	998	11,287
MongoDB, Inc.*	6,262	2,103,406
Snowflake, Inc., Class A*	29,716	7,562,722
Twilio, Inc., Class A*	1,927	397,598

		22,865,036

Semiconductors & Semiconductor Equipment (28.9%)
Advanced Micro Devices, Inc.*	115,891	67,322,241
Allegro MicroSystems, Inc.*	8,800	612,656
Analog Devices, Inc.	2,500	992,925
Applied Materials, Inc.	70,423	50,915,829
Astera Labs, Inc.*	10,866	5,248,495
Broadcom, Inc.	331,285	125,142,909
Credo Technology Group Holding Ltd.*	11,700	3,181,815
Entegris, Inc.	1,851	332,921
First Solar, Inc.*	300	70,788
FormFactor, Inc.*	6,800	1,087,524
KLA Corp.	116,120	35,034,565
Lam Research Corp.	110,915	48,062,797
Lattice Semiconductor Corp.*	9,690	1,482,183
MACOM Technology Solutions Holdings, Inc.*	4,749	1,806,377
Marvell Technology, Inc.	62,104	18,500,161
Microchip Technology, Inc.	37,800	3,447,360
Micron Technology, Inc.	80,300	92,689,488
MKS, Inc.	500	222,400
Monolithic Power Systems, Inc.	3,378	4,669,612
NVIDIA Corp.	1,661,360	332,421,522
ON Semiconductor Corp.*	1,400	132,356
Onto Innovation, Inc.*	853	322,818
Rambus, Inc.*	7,600	1,008,824
Semtech Corp.*	6,500	1,052,025
SiTime Corp.*	1,600	1,192,896
Teradyne, Inc.	13,900	6,725,376
Texas Instruments, Inc.	64,759	19,302,715

		822,981,578

Software (9.7%)
Adobe, Inc.*	24,980	5,121,400
Appfolio, Inc., Class A*	2,024	324,548
AppLovin Corp., Class A*	21,300	10,974,399
Atlassian Corp., Class A*	14,984	1,165,605
Autodesk, Inc.*	18,737	3,642,848
Bentley Systems, Inc., Class B	2,924	87,398
Cadence Design Systems, Inc.*	24,475	9,185,957
Crowdstrike Holdings, Inc., Class A*	22,284	17,005,812
Datadog, Inc., Class A*	29,152	7,590,015
Docusign, Inc.*	1,078	47,885
Dynatrace, Inc.*	4,642	203,830
Elastic NV*	4,124	235,151
Fair Isaac Corp.*	1,647	1,967,803
Fortinet, Inc.*	53,711	8,251,084
Gen Digital, Inc.	4,457	110,935
Guidewire Software, Inc.*	3,928	483,340
HubSpot, Inc.*	3,893	710,511
Intuit, Inc.	7,564	1,974,204
IREN Ltd.*	3,525	161,198
Klaviyo, Inc., Class A (x)*	2,779	41,963
Manhattan Associates, Inc.*	5,189	722,568
Microsoft Corp.#	329,713	122,989,543
Oracle Corp.	152,100	22,290,255
Palantir Technologies, Inc., Class A*	197,086	22,994,024
Palo Alto Networks, Inc.*	71,573	24,407,824
Pegasystems, Inc.	2,319	69,500
Procore Technologies, Inc.*	10,822	439,590
RingCentral, Inc., Class A	685	26,701
Rubrik, Inc., Class A*	9,217	739,941

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Samsara, Inc., Class A*	30,500	$989,115
SentinelOne, Inc., Class A*	19,474	330,474
ServiceNow, Inc.*	91,008	9,035,274
Terawulf, Inc. (x)*	32,080	792,376
Workday, Inc., Class A*	1,375	168,328
Zscaler, Inc.*	9,200	1,298,580

		276,579,979

Technology Hardware, Storage & Peripherals (8.9%)
Apple, Inc.	695,145	201,147,157
Dell Technologies, Inc., Class C	3,165	1,365,571
Everpure, Inc., Class A*	23,854	1,879,457
NetApp, Inc.	6,179	956,262
Sandisk Corp.*	13,000	29,558,490
Super Micro Computer, Inc. (x)*	4,635	135,944
Western Digital Corp.	30,000	19,161,600

		254,204,481

Total Information Technology		1,458,251,845

Materials (0.3%)
Chemicals (0.1%)
Sherwin-Williams Co. (The)	5,425	1,867,936
Solstice Advanced Materials, Inc.	14,100	1,249,260

		3,117,196

Metals & Mining (0.2%)
Almonty Industries, Inc.*	18,200	301,392
Anglogold Ashanti plc	40,481	3,274,508
Aura Minerals, Inc. (x)	3,600	226,620
Hecla Mining Co.	3,000	46,290
Southern Copper Corp.	1,800	313,668
Steel Dynamics, Inc.	957	219,593

		4,382,071

Total Materials		7,499,267

Real Estate (0.4%)
Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	2,377	320,158
CoStar Group, Inc.*	3,759	106,455
Jones Lang LaSalle, Inc.*	219	67,879

		494,492

Retail REITs (0.2%)
Simon Property Group, Inc. (REIT)	28,334	6,336,899

Specialized REITs (0.2%)
American Tower Corp. (REIT)	26,709	4,368,791
Lamar Advertising Co. (REIT), Class A	1,604	250,192
Public Storage (REIT)	1,631	519,164

		5,138,147

Total Real Estate		11,969,538

Utilities (0.3%)
Electric Utilities (0.1%)
Constellation Energy Corp.	1,900	471,903
NRG Energy, Inc.	18,036	2,634,338

		3,106,241

Independent Power and Renewable Electricity Producers (0.2%)
Talen Energy Corp.*	2,800	1,075,928
Vistra Corp.	29,804	4,727,809

		5,803,737

Total Utilities		8,909,978

Total Common Stocks (99.2%) (Cost $990,282,281)		2,823,986,775

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Apellis Pharmaceuticals, Inc., CVR (r)* (Cost $215)	9,566	215

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	100,000	100,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	9,541,504	9,541,504
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	81,960	81,960

Total Investment Companies		9,723,464

Total Short-Term Investments (0.3%) (Cost $9,723,464)		9,723,464

Total Investments in Securities (99.5%) (Cost $1,000,005,960)		2,833,710,454
Other Assets Less Liabilities (0.5%)		14,130,530

Net Assets (100%)		$2,847,840,984

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $7,460,400.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $14,121,140. This was collateralized by $4,477,538 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.250%, maturing 7/9/26 – 5/15/56 and by cash of $9,723,464 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	13,260	1,278,831	—	(588,062)	242,780	(351,700)	581,849	14,794	—

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	67	9/2026	USD	25,286,638	482,968

					482,968

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$482,415,633	$—	$—	$482,415,633
Consumer Discretionary	244,850,815	—	—	244,850,815
Consumer Staples	37,015,422	—	—	37,015,422
Energy	13,296,054	—	—	13,296,054
Financials	130,598,994	—	—	130,598,994
Health Care	161,670,161	—	—	161,670,161
Industrials	267,509,068	—	—	267,509,068
Information Technology	1,458,251,845	—	—	1,458,251,845
Materials	7,499,267	—	—	7,499,267
Real Estate	11,969,538	—	—	11,969,538
Utilities	8,909,978	—	—	8,909,978
Futures	482,968	—	—	482,968
Rights
Health Care	—	—	215	215
Short-Term Investments
Investment Companies	9,723,464	—	—	9,723,464

Total Assets	$2,834,193,207	$—	$215	$2,834,193,422

Total Liabilities	$—	$—	$—	$—

Total	$2,834,193,207	$—	$215	$2,834,193,422

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$482,968	*

Total		$482,968

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$1,180,203	$1,180,203

Total	$1,180,203	$1,180,203

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$520,469	$520,469

Total	$520,469	$520,469

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$20,841,000

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$651,938,061
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$777,682,280

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,840,495,549
Aggregate gross unrealized depreciation	(7,136,604)

Net unrealized appreciation	$1,833,358,945

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,000,834,477

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $337,195)	$581,849
Unaffiliated Issuers (Cost $999,668,765)	2,833,128,605
Cash	26,336,519
Dividends, interest and other receivables	468,536
Receivable for Portfolio shares sold	335,649
Due from broker for futures variation margin	137,897
Securities lending income receivable	1,722
Due from Custodian	256
Other assets	28,399

Total assets	2,861,019,432

LIABILITIES
Payable for return of collateral on securities loaned	9,723,464
Payable for Portfolio shares repurchased	1,767,609
Investment management fees payable	777,034
Distribution fees payable – Class IB	571,786
Administrative fees payable	207,781
Payable for securities purchased	256
Accrued expenses	130,518

Total liabilities	13,178,448

Commitments and contingent liabilities^
NET ASSETS	$2,847,840,984

Net assets were comprised of:
Paid in capital	$430,093,262
Total distributable earnings (loss)	2,417,747,722

Net assets	$2,847,840,984

Class IB
Net asset value, offering and redemption price per share, $2,812,184,532 / 93,915,260 shares outstanding (unlimited amount authorized: $0.01 par value)	$29.94

Class K
Net asset value, offering and redemption price per share, $35,656,452 / 1,121,832 shares outstanding (unlimited amount authorized: $0.01 par value)	$31.78

(x)	Includes value of securities on loan of $14,121,140.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends ($14,794 of dividend income received from affiliates) (net of $2,382 foreign withholding tax)	$7,954,982
Interest	306,994
Securities lending (net)	8,314

Total income	8,270,290

EXPENSES
Investment management fees	4,568,043
Distribution fees – Class IB	3,351,166
Administrative fees	1,218,558
Professional fees	68,985
Printing and mailing expenses	67,881
Custodian fees	44,566
Trustees’ fees	42,644
Miscellaneous	178,918

Total expenses	9,540,761

NET INVESTMENT INCOME (LOSS)	(1,270,471)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($242,780 realized gain (loss) from affiliates)	528,661,334
Futures contracts	1,180,203

Net realized gain (loss)	529,841,537

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(351,700) of change in unrealized appreciation (depreciation) from affiliates)	(396,073,620)
Futures contracts	520,469

Net change in unrealized appreciation (depreciation)	(395,553,151)

NET REALIZED AND UNREALIZED GAIN (LOSS)	134,288,386

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$133,017,915

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,270,471)	$(2,766,073)
Net realized gain (loss)	529,841,537	280,799,407
Net change in unrealized appreciation (depreciation)	(395,553,151)	160,640,794

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	133,017,915	438,674,128

Distributions to shareholders:
Class IB	—	(224,180,622)
Class K	—	(2,751,563)

Total distributions to shareholders	—	(226,932,185)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,393,889 and 6,928,257 shares, respectively ]	95,594,511	191,190,908
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,883,712 shares, respectively ]	—	224,180,622
Capital shares repurchased [ (7,606,687) and (14,337,563) shares, respectively ]	(214,131,448)	(396,901,124)

Total Class IB transactions	(118,536,937)	18,470,406

Class K
Capital shares sold [ 115,291 and 343,342 shares, respectively ]	3,370,022	10,062,142
Capital shares issued in reinvestment of dividends and distributions [ 0 and 91,277 shares, respectively ]	—	2,751,563
Capital shares repurchased [ (140,394) and (740,752) shares, respectively ]	(4,159,698)	(21,419,648)

Total Class K transactions	(789,676)	(8,605,943)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(119,326,613)	9,864,463

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,691,302	221,606,406
NET ASSETS:
Beginning of period	2,834,149,682	2,612,543,276

End of period	$2,847,840,984	$2,834,149,682

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$28.53		$26.34	$21.33	$15.68	$24.17	$20.77

Income (loss) from investment operations†:
Net investment income (loss) (e)	(0.01)		(0.03)	— #	0.05	0.05	0.01
Net realized and unrealized gain (loss)	1.42		4.69	6.94	6.44	(7.11)	5.52

Total from investment operations	1.41		4.66	6.94	6.49	(7.06)	5.53

Less distributions:
Dividends from net investment income	—		—	(0.01)	(0.05)	(0.05)	(0.01)
Distributions from net realized gains	—		(2.47)	(1.92)	(0.79)	(1.38)	(2.12)

Total dividends and distributions	—		(2.47)	(1.93)	(0.84)	(1.43)	(2.13)

Net asset value, end of period	$29.94		$28.53	$26.34	$21.33	$15.68	$24.17

Total return (b)(y)	4.94%		17.74%	32.34%	41.54%	(29.53)%	26.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,812,185		$2,799,461	$2,572,252	$1,961,762	$1,456,693	$2,179,853
Ratio of expenses to average net assets:
After waivers (a)(f)	0.71%		0.71%	0.71%	0.73%	0.72%	0.71%
Before waivers (a)(f)	0.71%		0.71%	0.71%	0.73%	0.72%	0.71%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	(0.10)%		(0.11)%	(0.02)%	0.24%	0.25%	0.05%
Before waivers (a)(g)	(0.10)%		(0.11)%	(0.02)%	0.24%	0.25%	0.05%
Portfolio turnover rate^	24	%(z)	15%	11%	11%	12%	14%

Class K	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$30.24		$27.73	$22.35	$16.39	$25.19	$21.56

Income (loss) from investment operations†:
Net investment income (loss) (e)	0.02		0.04 *	0.06	0.10	0.10	0.07
Net realized and unrealized gain (loss)	1.52		4.94	7.29	6.74	(7.43)	5.74

Total from investment operations	1.54		4.98	7.35	6.84	(7.33)	5.81

Less distributions:
Dividends from net investment income	—		—	(0.05)	(0.09)	(0.09)	(0.06)
Distributions from net realized gains	—		(2.47)	(1.92)	(0.79)	(1.38)	(2.12)

Total dividends and distributions	—		(2.47)	(1.97)	(0.88)	(1.47)	(2.18)

Net asset value, end of period	$31.78		$30.24	$27.73	$22.35	$16.39	$25.19

Total return (b)(y)	5.09%		18.00%	32.69%	41.93%	(29.38)%	27.04%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$35,656		$34,688	$40,291	$61,154	$46,114	$69,901
Ratio of expenses to average net assets:
After waivers (a)(f)	0.46%		0.46%	0.47%	0.48%	0.47%	0.47%
Before waivers (a)(f)	0.46%		0.46%	0.47%	0.48%	0.47%	0.47%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	0.15%		0.14%	0.24%	0.49%	0.50%	0.30%
Before waivers (a)(g)	0.15%		0.14%	0.24%	0.49%	0.50%	0.30%
Portfolio turnover rate^	24	%(z)	15%	11%	11%	12%	14%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period may not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

*	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.9%)
Diversified Telecommunication Services (0.2%)
AST SpaceMobile, Inc., Class A*	16,174	$1,437,222
Globalstar, Inc.*	3,468	281,914
Iridium Communications, Inc.	1,144	62,748
Space Exploration Technologies Corp., Class A*	37,106	6,339,931

		8,121,815

Entertainment (1.5%)
Electronic Arts, Inc.	2,314	474,463
Live Nation Entertainment, Inc.*	10,765	1,971,179
Madison Square Garden Sports Corp.*	581	233,469
Netflix, Inc.*	569,058	40,630,741
ROBLOX Corp., Class A*	43,471	2,363,953
Roku, Inc.*	8,292	1,145,457
Spotify Technology SA*	15,146	6,953,983
Take-Two Interactive Software, Inc.*	12,332	3,082,754
TKO Group Holdings, Inc., Class A	1,601	322,297
Walt Disney Co. (The)	100,317	9,655,511

		66,833,807

Interactive Media & Services (11.2%)
Alphabet, Inc., Class A	579,534	207,108,065
Alphabet, Inc., Class C	500,199	176,735,313
Meta Platforms, Inc., Class A	204,337	115,100,989
Reddit, Inc., Class A*	8,983	1,559,269

		500,503,636

Media (0.0%)†
EchoStar Corp., Class A*	7,987	810,680
NIQ Global Intelligence plc*	2,085	19,495
Trade Desk, Inc. (The), Class A*	8,202	148,292

		978,467

Total Communication Services		576,437,725

Consumer Discretionary (6.8%)
Automobile Components (0.1%)
Mobileye Global, Inc., Class A*	228,367	2,210,593

Automobiles (3.0%)
Rivian Automotive, Inc., Class A*	7,946	137,863
Tesla, Inc.*	322,235	135,532,041

		135,669,904

Broadline Retail (1.2%)
Amazon.com, Inc.*	216,526	51,606,807
Coupang, Inc., Class A*	83,894	1,457,239
eBay, Inc.	6,535	730,286
Etsy, Inc.*	3,057	230,284

		54,024,616

Diversified Consumer Services (0.0%)†
Grand Canyon Education, Inc.*	425	60,822
H&R Block, Inc.	1,362	51,865

		112,687

Hotels, Restaurants & Leisure (1.5%)
Airbnb, Inc., Class A*	27,845	3,984,620
Booking Holdings, Inc.	52,130	9,291,651
Cava Group, Inc.*	6,544	513,573
Chipotle Mexican Grill, Inc.*	85,978	2,923,252
Choice Hotels International, Inc.	1,875	206,756
Churchill Downs, Inc.	687	61,583
Darden Restaurants, Inc.	7,645	1,574,946
Domino’s Pizza, Inc.	105	31,084
DoorDash, Inc., Class A*	26,364	4,864,949
DraftKings, Inc., Class A*	32,102	810,897
Dutch Bros, Inc., Class A*	7,900	567,299
Expedia Group, Inc.	7,683	1,965,926
Hilton Worldwide Holdings, Inc.	15,027	4,965,822
Hyatt Hotels Corp., Class A	2,507	485,957
Las Vegas Sands Corp.	18,574	857,933
Marriott International, Inc., Class A	17,534	6,497,925
McDonald’s Corp.	11,156	3,015,578
Planet Fitness, Inc., Class A*	5,133	267,789
Restaurant Brands International, Inc.	13,221	958,655
Royal Caribbean Cruises Ltd.	9,598	3,047,653
Starbucks Corp.	117,685	12,026,230
Texas Roadhouse, Inc., Class A	1,412	272,841
Travel + Leisure Co.	1,195	91,334
Vail Resorts, Inc.	2,063	280,877
Viking Holdings Ltd.*	11,924	1,248,085
Wingstop, Inc.	1,979	343,178
Wyndham Hotels & Resorts, Inc.	4,724	397,808
Wynn Resorts Ltd.	4,340	421,371
Yum China Holdings, Inc.	30,521	1,247,393
Yum! Brands, Inc.	30,615	4,894,114

		68,117,079

Household Durables (0.0%)†
NVR, Inc.*	71	483,751
SharkNinja, Inc.*	835	127,146
Somnigroup International, Inc.	2,270	177,968
TopBuild Corp.*	125	44,316

		833,181

Leisure Products (0.0%)†
Hasbro, Inc.	2,365	195,325

Specialty Retail (0.9%)
AutoZone, Inc.*	335	1,070,640
Burlington Stores, Inc.*	4,218	1,336,262
Carvana Co.*	54,779	3,605,554
Chewy, Inc., Class A*	14,648	287,833
Five Below, Inc.*	1,459	262,314
Home Depot, Inc. (The)	49,717	17,534,191
Murphy USA, Inc.	1,126	606,768
O’Reilly Automotive, Inc.*	34,040	3,134,744
Ross Stores, Inc.	18,546	3,947,516
TJX Cos., Inc. (The)	34,008	5,152,212
Ulta Beauty, Inc.*	642	289,529
Valvoline, Inc.*	8,036	317,743
Williams-Sonoma, Inc.	1,017	237,063

		37,782,369

Textiles, Apparel & Luxury Goods (0.1%)
Amer Sports, Inc.*	1,895	64,127
Deckers Outdoor Corp.*	748	74,269
NIKE, Inc., Class B	42,181	1,731,530
On Holding AG, Class A*	15,897	563,072
Ralph Lauren Corp.	1,600	642,256

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Tapestry, Inc.	13,621	$1,993,842

		5,069,096

Total Consumer Discretionary		304,014,850

Consumer Staples (1.8%)
Beverages (1.0%)
Boston Beer Co., Inc. (The), Class A*	10,232	1,811,371
Celsius Holdings, Inc.*	11,713	342,956
Coca-Cola Co. (The)	83,336	6,772,717
Coca-Cola Consolidated, Inc.	377	71,977
Monster Beverage Corp.*	334,381	32,140,702
PepsiCo, Inc.	10,868	1,471,527

		42,611,250

Consumer Staples Distribution & Retail (0.5%)
Casey’s General Stores, Inc.	2,195	1,744,564
Costco Wholesale Corp.	13,070	12,226,593
Maplebear, Inc.*	4,808	227,659
Sysco Corp.	15,301	1,278,857
Walmart, Inc.	78,830	8,928,286

		24,405,959

Food Products (0.0%)†
Hershey Co. (The)	1,009	177,029

Household Products (0.1%)
Colgate-Palmolive Co.	23,078	2,115,791
Kimberly-Clark Corp.	7,148	784,636
Procter & Gamble Co. (The)	6,576	964,305

		3,864,732

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	2,974	234,797

Tobacco (0.2%)
Philip Morris International, Inc.	40,402	7,309,126

Total Consumer Staples		78,602,893

Energy (0.4%)
Energy Equipment & Services (0.0%)†
TechnipFMC plc	10,501	696,216

Oil, Gas & Consumable Fuels (0.4%)
Cheniere Energy, Inc.	949	226,821
Exxon Mobil Corp.	42,747	5,844,370
Marathon Petroleum Corp.	10,106	2,583,801
Permian Resources Corp., Class A	6,513	119,904
Phillips 66	1,653	279,440
Targa Resources Corp.	14,294	3,832,793
Texas Pacific Land Corp.	4,047	1,771,129
Valero Energy Corp.	2,395	623,754

		15,282,012

Total Energy		15,978,228

Financials (3.8%)
Banks (0.2%)
Bank of America Corp.	30,341	1,728,830
Citigroup, Inc.	40,945	5,730,662
NU Holdings Ltd., Class A*	233,297	3,116,848
Pinnacle Financial Partners, Inc.	595	60,024
Popular, Inc.	369	60,583
Western Alliance Bancorp	1,301	106,942

		10,803,889

Capital Markets (1.1%)
Ameriprise Financial, Inc.	515	236,261
Ares Management Corp., Class A	13,217	1,471,184
Bank of New York Mellon Corp. (The)	2,874	415,609
Blackstone, Inc.	39,633	4,663,615
Brookfield Asset Management Ltd., Class A	23,815	1,068,103
Bullish*	864	20,243
Charles Schwab Corp. (The)	26,865	2,478,834
FactSet Research Systems, Inc.	11,773	2,708,732
Freedom Holding Corp.*	894	116,640
Goldman Sachs Group, Inc. (The)	12,019	12,155,656
Interactive Brokers Group, Inc., Class A	11,670	1,015,757
KKR & Co., Inc.	10,097	926,703
Lazard, Inc.	1,297	54,396
LPL Financial Holdings, Inc.	1,920	540,826
Moody’s Corp.	4,677	2,118,307
Morgan Stanley	13,180	2,755,147
Morningstar, Inc.	86	13,418
MSCI, Inc.	9,991	5,595,360
Northern Trust Corp.	636	110,562
Robinhood Markets, Inc., Class A*	42,838	4,295,795
SEI Investments Co.	73,519	6,448,351
Tradeweb Markets, Inc., Class A	596	59,397

		49,268,896

Consumer Finance (0.1%)
Ally Financial, Inc.	1,980	90,981
American Express Co.	10,410	3,521,183
Credit Acceptance Corp.*	3	1,910
Figure Technology Solutions, Inc., Class A*	4,407	135,339
SoFi Technologies, Inc.*	10,039	179,999

		3,929,412

Financial Services (2.4%)
Affirm Holdings, Inc., Class A*	18,859	1,537,951
Berkshire Hathaway, Inc., Class B*	5,471	2,737,634
Block, Inc., Class A*	56,696	4,308,896
Corpay, Inc.*	1,589	529,566
Equitable Holdings, Inc.‡	10,075	442,091
Mastercard, Inc., Class A	65,232	33,503,155
Shift4 Payments, Inc., Class A*	1,430	69,555
Toast, Inc., Class A*	32,650	908,323
UWM Holdings Corp., Class A	12,206	27,952
Visa, Inc., Class A	182,495	62,612,210
WEX, Inc.*	244	34,426

		106,711,759

Insurance (0.0%)†
Ryan Specialty Holdings, Inc., Class A	1,111	41,951

Total Financials		170,755,907

Health Care (5.4%)
Biotechnology (1.7%)
AbbVie, Inc.	9,513	2,393,851
Alnylam Pharmaceuticals, Inc.*	52,210	15,716,776
Amgen, Inc.	28,480	10,313,178
Arrowhead Pharmaceuticals, Inc.*	5,724	466,563
Ascendis Pharma A/S*	37,567	10,019,870
Bridgebio Pharma, Inc.*	10,754	800,958
Caris Life Sciences, Inc.*	7,448	132,723

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Exelixis, Inc.*	4,283	$233,038
Gilead Sciences, Inc.	51,555	6,513,459
Halozyme Therapeutics, Inc.*	8,266	646,980
Insmed, Inc.*	27,065	2,885,670
Ionis Pharmaceuticals, Inc.*	10,470	830,166
Madrigal Pharmaceuticals, Inc.*	1,206	647,562
Natera, Inc.*	34,113	9,259,974
Neurocrine Biosciences, Inc.*	5,631	949,021
Regeneron Pharmaceuticals, Inc.	18,750	11,691,375
Revolution Medicines, Inc.*	19,083	3,573,864
Summit Therapeutics, Inc.*	8,881	129,396
Viking Therapeutics, Inc.*	1,147	44,745

		77,249,169

Health Care Equipment & Supplies (0.5%)
Dexcom, Inc.*	25,831	1,739,718
IDEXX Laboratories, Inc.*	4,472	2,354,239
Insulet Corp.*	4,659	709,333
Intuitive Surgical, Inc.*	34,825	13,849,206
Penumbra, Inc.*	2,520	795,690

		19,448,186

Health Care Providers & Services (0.3%)
Cardinal Health, Inc.	7,218	1,714,708
Cencora, Inc.	12,574	3,558,191
Centene Corp.*	2,670	171,387
DaVita, Inc.*	115	25,585
Guardant Health, Inc.*	7,612	1,142,029
Hims & Hers Health, Inc.*	8,972	311,059
McKesson Corp.	8,103	6,122,627

		13,045,586

Health Care Technology (0.2%)
Doximity, Inc., Class A*	179,638	3,725,692
Veeva Systems, Inc., Class A*	36,370	6,454,584

		10,180,276

Life Sciences Tools & Services (0.1%)
Illumina, Inc.*	16,642	2,926,163
Medpace Holdings, Inc.*	1,590	842,048
Tempus AI, Inc., Class A*	6,697	387,957

		4,156,168

Pharmaceuticals (2.6%)
Axsome Therapeutics, Inc.*	2,904	710,812
Bristol-Myers Squibb Co.	4,882	281,301
Corcept Therapeutics, Inc.*	6,373	554,132
Eli Lilly & Co.	69,687	83,584,678
Johnson & Johnson	30,720	7,801,958
Merck & Co., Inc.	30,108	3,868,878
Novartis AG (ADR)	29,827	4,674,488
Novo Nordisk A/S (ADR)	153,818	7,374,035
Roche Holding AG (ADR)	90,174	4,630,435
Zoetis, Inc.	22,311	1,603,269

		115,083,986

Total Health Care		239,163,371

Industrials (7.6%)
Aerospace & Defense (2.8%)
ATI, Inc.*	9,113	1,796,172
Axon Enterprise, Inc.*	21,122	11,841,204
Boeing Co. (The)*	137,227	29,705,529
BWX Technologies, Inc.	5,840	1,136,756
Carpenter Technology Corp.	3,250	2,004,730
Curtiss-Wright Corp.	1,266	959,324
FTAI Aviation Ltd.	15,010	4,060,655
GE Aerospace	97,511	36,442,786
HEICO Corp.	2,869	1,021,909
HEICO Corp., Class A	5,075	1,308,893
Hexcel Corp.	880	88,053
Howmet Aerospace, Inc.	54,692	14,704,491
Karman Holdings, Inc.*	3,622	180,810
Lockheed Martin Corp.	13,678	6,968,394
Rocket Lab Corp.*	55,847	5,676,848
RTX Corp.	19,950	3,785,114
TransDigm Group, Inc.	1,898	2,528,212
Woodward, Inc.	3,996	1,700,058

		125,909,938

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	7,306	1,376,012
Expeditors International of Washington, Inc.	37,301	6,079,317

		7,455,329

Building Products (0.2%)
AAON, Inc.	4,787	607,279
Armstrong World Industries, Inc.	723	115,984
Carlisle Cos., Inc.	296	107,374
Johnson Controls International plc	2,640	385,730
Lennox International, Inc.	624	357,521
Modine Manufacturing Co.*	3,500	934,570
Trane Technologies plc	14,876	7,306,496

		9,814,954

Commercial Services & Supplies (0.1%)
Cintas Corp.	22,962	3,905,377
Clean Harbors, Inc.*	643	192,096
Rollins, Inc.	20,011	835,259
Waste Management, Inc.	6,747	1,503,772

		6,436,504

Construction & Engineering (0.6%)
Comfort Systems USA, Inc.	2,347	4,651,637
Dycom Industries, Inc.*	797	402,955
EMCOR Group, Inc.	2,977	2,470,553
Everus Construction Group, Inc.*	2,955	490,382
IES Holdings, Inc.*	586	430,511
MasTec, Inc.*	4,175	1,737,050
Quanta Services, Inc.	17,215	12,395,489
Solv Energy, Inc., Class A*	2,604	88,666
Sterling Infrastructure, Inc.*	2,024	1,698,865

		24,366,108

Electrical Equipment (1.7%)
AMETEK, Inc.	12,000	2,903,280
Bloom Energy Corp., Class A*	28,976	8,771,035
Eaton Corp. plc	4,044	1,723,229
Forgent Power Solutions, Inc., Class A*	8,603	480,564
GE Vernova, Inc.	33,814	39,726,716
nVent Electric plc	4,414	748,659
Powell Industries, Inc.	1,945	556,970
Rockwell Automation, Inc.	6,228	3,083,358
Vertiv Holdings Co., Class A	55,182	18,476,037

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Vicor Corp.*	1,659	$630,055

		77,099,903

Ground Transportation (0.2%)
Avis Budget Group, Inc.*	427	63,124
Landstar System, Inc.	739	152,833
Lyft, Inc., Class A*	3,884	56,745
Old Dominion Freight Line, Inc.	2,605	564,243
Uber Technologies, Inc.*	13,006	938,513
U-Haul Holding Co. (Nasdaq Stock Exchange)*	680	44,499
U-Haul Holding Co. (New York Stock Exchange)	353	20,368
Union Pacific Corp.	16,335	4,443,120
XPO, Inc.*	7,673	1,575,190

		7,858,635

Industrial Conglomerates (0.1%)
3M Co.	26,302	4,258,557

Machinery (1.4%)
Allison Transmission Holdings, Inc.	811	91,432
Caterpillar, Inc.	44,294	47,168,681
Cummins, Inc.	4,215	3,006,180
Deere & Co.	17,714	11,236,522
Illinois Tool Works, Inc.	5,630	1,522,746
Lincoln Electric Holdings, Inc.	846	224,621
RBC Bearings, Inc.*	371	238,946

		63,489,128

Passenger Airlines (0.0%)†
Alaska Air Group, Inc.*	1,289	67,286
American Airlines Group, Inc.*	43,932	793,851
Delta Air Lines, Inc.	2,703	253,163
Southwest Airlines Co.	3,275	168,401
United Airlines Holdings, Inc.*	1,291	175,563

		1,458,264

Professional Services (0.1%)
Automatic Data Processing, Inc.	9,924	2,222,480
Booz Allen Hamilton Holding Corp.	1,804	109,449
ExlService Holdings, Inc.*	1,537	39,747
Paylocity Holding Corp.*	203	21,219
Planet Labs PBC*	18,785	622,347
UL Solutions, Inc., Class A	1,791	182,431

		3,197,673

Trading Companies & Distributors (0.2%)
Fastenal Co.	63,249	3,037,849
Ferguson Enterprises, Inc.	649	154,027
United Rentals, Inc.	968	1,096,638
W.W. Grainger, Inc.	2,512	3,417,325

		7,705,839

Total Industrials		339,050,832

Information Technology (39.0%)
Communications Equipment (1.1%)
Applied Optoelectronics, Inc.*	5,195	769,691
Arista Networks, Inc.*	89,751	15,246,900
Ciena Corp.*	32,512	15,949,087
Cisco Systems, Inc.	33,381	3,920,932
Lumentum Holdings, Inc.*	10,664	9,150,352
Motorola Solutions, Inc.	4,241	1,761,245
Ubiquiti, Inc.	307	163,947
Viavi Solutions, Inc.*	15,570	743,467

		47,705,621

Electronic Equipment, Instruments & Components (1.3%)
Advanced Energy Industries, Inc.	2,407	897,498
Amphenol Corp., Class A	110,079	19,409,129
Celestica, Inc.*	7,997	2,917,306
Coherent Corp.*	2,480	978,286
Corning, Inc.	104,472	26,685,283
Fabrinet*	2,411	1,355,175
Jabil, Inc.	7,021	2,706,455
Keysight Technologies, Inc.*	6,557	2,295,409
Sanmina Corp.*	1,105	279,653
TTM Technologies, Inc.*	5,917	1,106,597

		58,630,791

IT Services (0.9%)
Cloudflare, Inc., Class A*	21,574	5,291,671
CoreWeave, Inc., Class A*	23,421	2,331,326
DigitalOcean Holdings, Inc.*	23,416	3,677,015
Gartner, Inc.*	4,392	569,291
GoDaddy, Inc., Class A*	8,871	752,971
International Business Machines Corp.	4,840	1,361,056
Kyndryl Holdings, Inc.*	930	10,518
MongoDB, Inc.*	4,778	1,604,930
Shopify, Inc., Class A*	92,800	10,595,904
Snowflake, Inc., Class A*	41,604	10,588,218
Twilio, Inc., Class A*	19,075	3,935,745

		40,718,645

Semiconductors & Semiconductor Equipment (22.6%)
Advanced Micro Devices, Inc.*	143,989	83,644,650
Allegro MicroSystems, Inc.*	8,348	581,188
Analog Devices, Inc.	13,135	5,216,828
Applied Materials, Inc.	58,147	42,040,281
ARM Holdings plc (ADR)*	60,718	21,528,781
Astera Labs, Inc.*	10,309	4,979,453
Broadcom, Inc.	389,279	147,050,142
Cerebras Systems, Inc., Class A*	1,109	245,089
Credo Technology Group Holding Ltd.*	11,092	3,016,469
Entegris, Inc.	1,445	259,898
First Solar, Inc.*	351	82,822
FormFactor, Inc.*	5,224	835,474
KLA Corp.	88,082	26,575,220
Lam Research Corp.	119,841	51,930,701
Lattice Semiconductor Corp.*	9,171	1,402,796
MACOM Technology Solutions Holdings, Inc.*	4,505	1,713,567
Marvell Technology, Inc.	67,377	20,070,935
Microchip Technology, Inc.	35,762	3,261,494
Micron Technology, Inc.	83,948	96,900,337
MKS, Inc.	11,618	5,167,686
Monolithic Power Systems, Inc.	3,184	4,401,434
NVIDIA Corp.	2,199,217	440,041,330
ON Semiconductor Corp.*	1,385	130,938
Onto Innovation, Inc.*	649	245,614
Rambus, Inc.*	7,238	960,772
Semtech Corp.*	6,240	1,009,944

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
SiTime Corp.*	1,496	$1,115,358
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	27,298	13,036,706
Teradyne, Inc.	10,546	5,102,577
Texas Instruments, Inc.	87,911	26,203,632

		1,008,752,116

Software (6.9%)
Adobe, Inc.*	18,953	3,885,744
Appfolio, Inc., Class A*	1,577	252,872
AppLovin Corp., Class A*	17,671	9,104,629
Atlassian Corp., Class A*	11,277	877,238
Autodesk, Inc.*	65,390	12,713,124
Bentley Systems, Inc., Class B	2,219	66,326
Cadence Design Systems, Inc.*	18,570	6,969,692
Crowdstrike Holdings, Inc., Class A*	23,562	17,981,105
Datadog, Inc., Class A*	22,096	5,752,915
Docusign, Inc.*	818	36,336
Dynatrace, Inc.*	3,522	154,651
Elastic NV*	3,129	178,416
Fair Isaac Corp.*	1,249	1,492,280
Fortinet, Inc.*	40,814	6,269,847
Gen Digital, Inc.	3,633	90,425
Guidewire Software, Inc.*	2,981	366,812
HubSpot, Inc.*	2,954	539,134
Intuit, Inc.	5,739	1,497,879
IREN Ltd.*	2,674	122,282
Manhattan Associates, Inc.*	3,934	547,809
Microsoft Corp.	341,759	127,482,942
Oracle Corp.	237,720	34,837,866
Palantir Technologies, Inc., Class A*	151,393	17,663,021
Palo Alto Networks, Inc.*	88,909	30,319,747
Pegasystems, Inc.	2,730	81,818
Procore Technologies, Inc.*	7,910	321,304
RingCentral, Inc., Class A	520	20,270
Rubrik, Inc., Class A*	7,026	564,047
Salesforce, Inc.	51,236	8,026,632
Samsara, Inc., Class A*	22,356	725,005
SentinelOne, Inc., Class A*	15,577	264,342
ServiceNow, Inc.*	115,173	11,434,375
Synopsys, Inc.*	6,800	3,033,276
Terawulf, Inc.*	24,340	601,198
Workday, Inc., Class A*	39,304	4,811,596
Zscaler, Inc.*	7,206	1,017,127

		310,104,082

Technology Hardware, Storage & Peripherals (6.2%)
Apple, Inc.	684,478	198,060,554
Dell Technologies, Inc., Class C	23,165	9,994,771
Everpure, Inc., Class A*	18,118	1,427,517
NetApp, Inc.	4,694	726,443
Sandisk Corp.*	17,142	38,976,280
Seagate Technology Holdings plc	1,620	1,563,300
Super Micro Computer, Inc.*	3,520	103,242
Western Digital Corp.	43,236	27,615,698

		278,467,805

Total Information Technology		1,744,379,060

Materials (0.2%)
Chemicals (0.1%)
Sherwin-Williams Co. (The)	4,112	1,415,844
Solstice Advanced Materials, Inc.	10,714	949,260

		2,365,104

Metals & Mining (0.1%)
Almonty Industries, Inc.*	13,879	229,836
Anglogold Ashanti plc	30,769	2,488,905
Aura Minerals, Inc.	2,733	172,042
Freeport-McMoRan, Inc.	51,375	3,230,974
Southern Copper Corp.	1,423	247,972
Steel Dynamics, Inc.	703	161,310

		6,531,039

Total Materials		8,896,143

Real Estate (0.2%)
Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	1,858	250,254
CoStar Group, Inc.*	2,612	73,972
Jones Lang LaSalle, Inc.*	161	49,902

		374,128

Retail REITs (0.1%)
Simon Property Group, Inc. (REIT)	21,522	4,813,395

Specialized REITs (0.1%)
American Tower Corp. (REIT)	20,311	3,322,270
Lamar Advertising Co. (REIT), Class A	1,286	200,590
Public Storage (REIT)	1,209	384,837

		3,907,697

Total Real Estate		9,095,220

Utilities (0.1%)
Electric Utilities (0.0%)†
Constellation Energy Corp.	1,441	357,901
NRG Energy, Inc.	13,698	2,000,730

		2,358,631

Independent Power and Renewable Electricity Producers (0.1%)
Talen Energy Corp.*	2,123	815,784
Vistra Corp.	22,651	3,593,128

		4,408,912

Total Utilities		6,767,543

Total Common Stocks (78.2%) (Cost $1,601,980,652)		3,493,141,772

EXCHANGE TRADED FUNDS (ETF):
Equity (11.2%)
iShares Core S&P 500 ETF	2,079	1,556,942
iShares Morningstar Growth ETF‡	904,485	105,842,835
iShares Morningstar U.S. Equity ETF	15,692	1,626,476
iShares Morningstar Value ETF	30,936	3,131,961
iShares Russell 1000 ETF	3,225	1,320,637
State Street SPDR Portfolio S&P 500 Growth ETF	720,200	85,696,598
State Street SPDR Portfolio S&P 500 Value ETF	231,100	14,048,569
Vanguard Growth ETF	1,207,492	104,013,361

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Vanguard Large-Cap ETF	600	$206,346
Vanguard Russell 1000 Growth ETF	1,331,600	170,191,796
Vanguard Russell 1000 Value ETF	25,400	2,700,274
Vanguard Value ETF	46,900	10,220,917

Total Exchange Traded Funds (11.2%) (Cost $171,131,447)		500,556,712

SHORT-TERM INVESTMENTS:
Investment Companies (4.4%)
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	196,864,535	196,864,535

Total Short-Term Investments (4.4%) (Cost $196,899,272)		196,864,535

Total Investments in Securities (93.8%) (Cost $1,970,011,371)		4,190,563,019
Other Assets Less Liabilities (6.2%)		277,431,398

Net Assets (100%)		$4,467,994,417

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR	— American Depositary Receipt
ARM	— Adjustable Rate Mortgage
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	10,075	—	489,981	(63,573)	316	15,367	442,091	—	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Growth ETF	904,485	240,185,183	—	(139,267,231)	100,447,065	(95,522,182)	105,842,835	294,354	—

Total		240,185,183	489,981	(139,330,804)	100,447,381	(95,506,815)	106,284,926	294,354	—

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 1000 Growth E-Mini Index	1,775	9/2026	USD	447,876,875	9,599,552

					9,599,552

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$576,437,725	$—	$—	$576,437,725
Consumer Discretionary	304,014,850	—	—	304,014,850
Consumer Staples	78,602,893	—	—	78,602,893
Energy	15,978,228	—	—	15,978,228
Financials	170,755,907	—	—	170,755,907
Health Care	239,163,371	—	—	239,163,371
Industrials	339,050,832	—	—	339,050,832
Information Technology	1,744,379,060	—	—	1,744,379,060
Materials	8,896,143	—	—	8,896,143
Real Estate	9,095,220	—	—	9,095,220
Utilities	6,767,543	—	—	6,767,543
Exchange Traded Funds	500,556,712	—	—	500,556,712
Futures	9,599,552	—	—	9,599,552
Short-Term Investments
Investment Companies	196,864,535	—	—	196,864,535

Total Assets	$4,200,162,571	$—	$—	$4,200,162,571

Total Liabilities	$—	$—	$—	$—

Total	$4,200,162,571	$—	$—	$4,200,162,571

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$9,599,552	*

Total		$9,599,552

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$13,548,659	$13,548,659

Total	$13,548,659	$13,548,659

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$7,650,046	$7,650,046

Total	$7,650,046	$7,650,046

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$443,758,000

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,396,414,662
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,664,832,552

During the period ended June 30, 2026, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 18%)*	Net Proceeds of Sales and Redemptions (affiliated 18%)*	Net Realized Gain (Loss)
$ 249,786,212	$302,727,908	$196,409,596

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,235,059,219
Aggregate gross unrealized depreciation	(29,052,799)

Net unrealized appreciation	$2,206,006,420

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,994,156,151

For the period ended June 30, 2026, the Portfolio incurred approximately $1,788 as brokerage commissions with Bernstein Institutional Services, LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $8,228,581)	$106,284,926
Unaffiliated Issuers (Cost $1,961,782,790)	4,084,278,093
Cash	269,782,543
Cash held as collateral at broker for futures	33,699,232
Due from broker for futures variation margin	7,383,699
Dividends, interest and other receivables	1,893,002
Receivable for securities sold	1,816,282
Receivable for Portfolio shares sold	584,095
Due from Custodian	405,060
Other assets	45,187

Total assets	4,506,172,119

LIABILITIES
Payable for securities purchased	33,160,586
Investment management fees payable	1,651,292
Payable for Portfolio shares repurchased	1,424,966
Distribution fees payable – Class IB	904,857
Administrative fees payable	456,213
Accrued expenses	579,788

Total liabilities	38,177,702

Commitments and contingent liabilities^
NET ASSETS	$4,467,994,417

Net assets were comprised of:
Paid in capital	$1,720,230,681
Total distributable earnings (loss)	2,747,763,736

Net assets	$4,467,994,417

Class IB
Net asset value, offering and redemption price per share, $4,424,616,381 / 131,941,174 shares outstanding (unlimited amount authorized: $0.01 par value)	$33.53

Class K
Net asset value, offering and redemption price per share, $43,378,036 / 1,186,534 shares outstanding (unlimited amount authorized: $0.01 par value)	$36.56

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends ($294,354 of dividend income received from affiliates) (net of $101,652 foreign withholding tax)	$14,905,456
Interest	4,827,439

Total income	19,732,895

EXPENSES
Investment management fees	9,813,375
Distribution fees – Class IB	5,371,114
Administrative fees	2,702,322
Printing and mailing expenses	252,103
Professional fees	178,954
Custodian fees	153,893
Trustees’ fees	68,706
Miscellaneous	54,937

Total expenses	18,595,404

NET INVESTMENT INCOME (LOSS)	1,137,491

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($100,447,381 realized gain (loss) from affiliates)	614,934,956
Futures contracts	13,548,659

Net realized gain (loss)	628,483,615

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(95,506,815) of change in unrealized appreciation (depreciation) from affiliates)	(480,680,598)
Futures contracts	7,650,046
Foreign currency translations	(20)

Net change in unrealized appreciation (depreciation)	(473,030,572)

NET REALIZED AND UNREALIZED GAIN (LOSS)	155,453,043

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$156,590,534

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,137,491	$4,539,076
Net realized gain (loss)	628,483,615	551,851,543
Net change in unrealized appreciation (depreciation)	(473,030,572)	(79,180,251)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	156,590,534	477,210,368

Distributions to shareholders:
Class IB	—	(644,492,069)
Class K	—	(6,241,841)

Total distributions to shareholders	—	(650,733,910)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,011,133 and 1,590,616 shares, respectively ]	31,574,429	53,137,959
Capital shares issued in reinvestment of dividends and distributions [ 0 and 19,514,053 shares, respectively ]	—	644,492,069
Capital shares repurchased [ (9,932,666) and (21,597,946) shares, respectively ]	(315,860,218)	(737,319,760)

Total Class IB transactions	(284,285,789)	(39,689,732)

Class K
Capital shares sold [ 8,722 and 98,217 shares, respectively ]	296,807	3,693,578
Capital shares issued in reinvestment of dividends and distributions [ 0 and 173,857 shares, respectively ]	—	6,241,841
Capital shares repurchased [ (153,844) and (364,796) shares, respectively ]	(5,440,489)	(13,629,730)

Total Class K transactions	(5,143,682)	(3,694,311)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(289,429,471)	(43,384,043)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(132,838,937)	(216,907,585)
NET ASSETS:
Beginning of period	4,600,833,354	4,817,740,939

End of period	$4,467,994,417	$4,600,833,354

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$32.33		$33.72	$29.25	$23.02	$38.09	$39.79

Income (loss) from investment operations†:
Net investment income (loss) (e)	0.01		0.03	0.10	0.12	0.01	(0.07)
Net realized and unrealized gain (loss)	1.19		3.68	8.78	8.78	(11.52)	9.64

Total from investment operations	1.20		3.71	8.88	8.90	(11.51)	9.57

Less distributions:
Dividends from net investment income	—		(0.03)	(0.12)	(0.12)	(0.02)	—
Distributions from net realized gains	—		(5.07)	(4.29)	(2.55)	(3.54)	(11.27)

Total dividends and distributions	—		(5.10)	(4.41)	(2.67)	(3.56)	(11.27)

Net asset value, end of period	$33.53		$32.33	$33.72	$29.25	$23.02	$38.09

Total return (b)(y)	3.71%		11.06%	30.11%	38.97%	(30.57)%	24.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,424,616		$4,553,958	$4,766,050	$4,200,505	$3,428,797	$5,431,974
Ratio of expenses to average net assets (a)(f)	0.86%		0.85%	0.85%	0.86%	0.85%	0.82%
Ratio of net investment income (loss) to average net assets (a)(g)	0.05%		0.10%	0.28%	0.42%	0.04%	(0.17)%
Portfolio turnover rate^	35	%(z)	28%	16%	23%	20%	29%

Class K	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$35.20		$36.29	$31.21	$24.42	$40.11	$41.32

Income (loss) from investment operations†:
Net investment income (loss) (e)	0.05		0.13	0.19	0.20	0.09	0.03
Net realized and unrealized gain (loss)	1.31		3.97	9.38	9.33	(12.15)	10.03

Total from investment operations	1.36		4.10	9.57	9.53	(12.06)	10.06

Less distributions:
Dividends from net investment income	—		(0.12)	(0.20)	(0.19)	(0.09)	—
Distributions from net realized gains	—		(5.07)	(4.29)	(2.55)	(3.54)	(11.27)

Total dividends and distributions	—		(5.19)	(4.49)	(2.74)	(3.63)	(11.27)

Net asset value, end of period	$36.56		$35.20	$36.29	$31.21	$24.42	$40.11

Total return (b)(y)	3.86%		11.34%	30.44%	39.31%	(30.39)%	24.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$43,378		$46,875	$51,691	$49,159	$40,291	$65,813
Ratio of expenses to average net assets (a)(f)	0.61%		0.60%	0.60%	0.61%	0.60%	0.57%
Ratio of net investment income (loss) to average net assets (a)(g)	0.30%		0.35%	0.53%	0.67%	0.30%	0.06%
Portfolio turnover rate^	35	%(z)	28%	16%	23%	20%	29%
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period may not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.2%)
Diversified Telecommunication Services (1.1%)
AST SpaceMobile, Inc., Class A (x)*	478	$42,475
AT&T, Inc.	205,589	4,255,692
Comcast Corp., Class A	107,583	2,641,163
Iridium Communications, Inc.	1,948	106,848
Liberty Global Ltd., Class A*	5,119	58,203
Liberty Global Ltd., Class C*	3,914	43,054
Space Exploration Technologies Corp., Class A (x)*	1,540	263,125
Verizon Communications, Inc.	127,060	5,379,720

		12,790,280

Entertainment (0.9%)
Electronic Arts, Inc.	6,557	1,344,447
Liberty Media Corp.-Liberty Formula One, Class A*	716	62,679
Liberty Media Corp.-Liberty Formula One, Class C*	6,592	627,163
Madison Square Garden Sports Corp.*	225	90,414
Roku, Inc.*	225	31,082
TKO Group Holdings, Inc., Class A	1,156	232,714
Walt Disney Co. (The)	53,842	5,182,292
Warner Bros Discovery, Inc.*	73,010	1,946,447

		9,517,238

Interactive Media & Services (0.7%)
Match Group, Inc.	7,049	268,214
Meta Platforms, Inc., Class A	12,131	6,833,271
People, Inc.*	1,925	88,858
Pinterest, Inc., Class A*	14,859	312,485

		7,502,828

Media (0.3%)
Charter Communications, Inc., Class A (x)*	2,375	337,749
EchoStar Corp., Class A (x)*	569	57,753
Fox Corp., Class A	6,025	314,264
Fox Corp., Class B	4,177	195,651
Liberty Broadband Corp., Class A*	517	17,206
Liberty Broadband Corp., Class C*	3,521	117,108
New York Times Co. (The), Class A (x)	4,672	326,947
News Corp., Class A	11,244	279,188
News Corp., Class B	3,697	103,738
Nexstar Media Group, Inc., Class A	864	154,302
NIQ Global Intelligence plc*	1,578	14,754
Omnicom Group, Inc.	8,591	625,682
Sirius XM Holdings, Inc.	5,374	158,748
Trade Desk, Inc. (The), Class A*	8,997	162,666
Versant Media Group, Inc.	4,286	154,339

		3,020,095

Wireless Telecommunication Services (0.2%)
Millicom International Cellular SA	2,743	248,955
T-Mobile US, Inc.	14,788	2,480,391

		2,729,346

Total Communication Services		35,559,787

Consumer Discretionary (10.5%)
Automobile Components (0.1%)
Aptiv plc*	6,422	394,182
BorgWarner, Inc.	6,216	412,742
Gentex Corp.	6,458	163,194
Lear Corp.	1,532	205,380
QuantumScape Corp., Class A (x)*	15,194	114,867

		1,290,365

Automobiles (0.4%)
Ford Motor Co.	118,609	1,648,665
General Motors Co.	27,362	2,109,063
Rivian Automotive, Inc., Class A (x)*	21,939	380,642
Thor Industries, Inc.	1,526	114,694

		4,253,064

Broadline Retail (6.0%)
Amazon.com, Inc.*	269,782	64,299,842
Dillard’s, Inc., Class A (x)	97	51,257
eBay, Inc.	10,541	1,177,957
Etsy, Inc.*	1,435	108,098
Macy’s, Inc.	7,994	188,259
Ollie’s Bargain Outlet Holdings, Inc.*	1,839	141,382

		65,966,795

Distributors (0.1%)
Genuine Parts Co.	4,169	491,859
LKQ Corp.	7,704	202,846
Pool Corp.	976	209,742

		904,447

Diversified Consumer Services (0.1%)
ADT, Inc.	17,045	110,793
Bright Horizons Family Solutions, Inc.*	1,590	112,699
Duolingo, Inc., Class A*	1,168	134,343
Grand Canyon Education, Inc.*	592	84,721
H&R Block, Inc.	3,250	123,760
Liberty Live Holdings, Inc., Class A*	594	60,149
Liberty Live Holdings, Inc., Class C*	1,464	154,657
Service Corp. International	4,069	309,081

		1,090,203

Hotels, Restaurants & Leisure (1.3%)
Aramark	7,948	452,241
Boyd Gaming Corp.	1,549	136,823
Caesars Entertainment, Inc.*	6,126	184,883
Carnival Corp. Ltd.	38,708	1,105,888
Churchill Downs, Inc.	1,684	150,954
Domino’s Pizza, Inc.	857	253,706
Flutter Entertainment plc, Class DI*	4,298	439,127
Hyatt Hotels Corp., Class A	74	14,344
Marriott International, Inc., Class A	1,674	620,368
McDonald’s Corp.	21,552	5,825,721
MGM Resorts International*	5,644	269,840
Norwegian Cruise Line Holdings Ltd.*	13,859	292,563
Restaurant Brands International, Inc.	4,448	322,524
Royal Caribbean Cruises Ltd.	3,305	1,049,437
Starbucks Corp.	15,596	1,593,755
Texas Roadhouse, Inc., Class A	1,358	262,406
Travel + Leisure Co.	1,274	97,372
Vail Resorts, Inc. (x)	202	27,502

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Wyndham Hotels & Resorts, Inc.	204	$17,179
Wynn Resorts Ltd.	347	33,690
Yum! Brands, Inc.	5,881	940,137

		14,090,460

Household Durables (0.5%)
DR Horton, Inc.	7,627	1,242,286
Garmin Ltd.	4,986	1,184,375
Lennar Corp., Class A	6,203	561,309
Lennar Corp., Class B (x)	273	24,218
Mohawk Industries, Inc.*	1,519	184,300
NVR, Inc.*	48	327,043
PulteGroup, Inc.	5,739	787,448
SharkNinja, Inc.*	2,164	329,512
Somnigroup International, Inc.	5,154	404,074
Toll Brothers, Inc.	2,860	471,185
TopBuild Corp.*	828	293,551
Whirlpool Corp. (x)	1,905	75,095

		5,884,396

Leisure Products (0.1%)
Brunswick Corp.	1,961	165,195
Hasbro, Inc.	3,202	264,453
Mattel, Inc.*	8,754	121,505
YETI Holdings, Inc.*	2,284	113,195

		664,348

Specialty Retail (1.6%)
AutoNation, Inc.*	747	138,785
AutoZone, Inc.*	432	1,380,646
Bath & Body Works, Inc.	6,099	141,070
Best Buy Co., Inc.	5,972	453,155
CarMax, Inc.*	4,294	227,110
Dick’s Sporting Goods, Inc. (x)	1,917	434,795
Five Below, Inc.*	989	177,812
Floor & Decor Holdings, Inc., Class A*	3,231	191,792
GameStop Corp., Class A*	12,429	274,432
Gap, Inc. (The)	6,747	126,034
Home Depot, Inc. (The)	7,866	2,774,181
Lithia Motors, Inc., Class A	681	197,824
Lowe’s Cos., Inc.	17,014	3,751,417
O’Reilly Automotive, Inc.*	25,186	2,319,379
Penske Automotive Group, Inc.	536	95,917
Ross Stores, Inc.	1,229	261,593
TJX Cos., Inc. (The)	18,248	2,764,572
Tractor Supply Co.	15,955	504,338
Ulta Beauty, Inc.*	1,030	464,509
Valvoline, Inc.*	399	15,776
Wayfair, Inc., Class A (x)*	3,158	291,862
Williams-Sonoma, Inc.	3,088	719,813

		17,706,812

Textiles, Apparel & Luxury Goods (0.3%)
Amer Sports, Inc.*	4,716	159,589
Birkenstock Holding plc (x)*	1,218	52,411
Columbia Sportswear Co.	652	40,307
Crocs, Inc.*	1,467	176,979
Deckers Outdoor Corp.*	3,937	390,905
Lululemon Athletica, Inc.*	3,027	345,623
NIKE, Inc., Class B	35,815	1,470,206
PVH Corp.	1,375	102,107
Ralph Lauren Corp.	410	164,578
VF Corp.	10,658	177,775

		3,080,480

Total Consumer Discretionary		114,931,370

Consumer Staples (7.4%)
Beverages (1.6%)
Brown-Forman Corp., Class A (x)	1,304	35,677
Brown-Forman Corp., Class B	4,083	108,812
Coca-Cola Co. (The)	104,407	8,485,157
Coca-Cola Consolidated, Inc.	1,516	289,435
Constellation Brands, Inc., Class A	4,189	582,648
Keurig Dr. Pepper, Inc.	39,323	1,287,042
Molson Coors Beverage Co., Class B	4,646	181,008
Monster Beverage Corp.*	11,565	1,111,628
PepsiCo, Inc.	36,522	4,945,079
Primo Brands Corp.	7,405	180,978

		17,207,464

Consumer Staples Distribution & Retail (2.5%)
Albertsons Cos., Inc., Class A	10,065	136,179
BJ’s Wholesale Club Holdings, Inc.*	3,916	341,554
Casey’s General Stores, Inc.	130	103,323
Costco Wholesale Corp.	7,577	7,088,056
Dollar General Corp.	6,675	768,359
Dollar Tree, Inc.*	5,623	680,102
Kroger Co. (The)	16,913	939,179
Maplebear, Inc.*	2,480	117,428
Performance Food Group Co.*	4,564	510,210
Sprouts Farmers Market, Inc.*	2,840	240,207
Sysco Corp.	7,618	636,712
Target Corp.	13,774	1,799,022
US Foods Holding Corp.*	6,654	680,372
Walmart, Inc.	121,769	13,791,557

		27,832,260

Food Products (0.8%)
Archer-Daniels-Midland Co.	14,555	1,112,002
Bunge Global SA	4,029	430,015
Campbell’s Co. (The) (x)	6,017	133,999
Conagra Brands, Inc.	14,458	194,605
Darling Ingredients, Inc.*	4,750	259,445
Freshpet, Inc.*	1,468	86,788
General Mills, Inc.	16,181	563,099
Hershey Co. (The)	3,975	697,414
Hormel Foods Corp.	8,792	218,217
Ingredion, Inc.	1,899	179,854
J M Smucker Co. (The)	3,171	356,738
JBS NV, Class A	9,897	117,279
Kraft Heinz Co. (The)	25,950	612,939
Lamb Weston Holdings, Inc.	4,003	172,850
McCormick & Co., Inc. (Non-Voting)	7,725	389,494
Mondelez International, Inc., Class A	38,959	2,253,389
Pilgrim’s Pride Corp.	1,286	36,149
Post Holdings, Inc.*	1,233	108,825
Seaboard Corp.	7	31,250
Smithfield Foods, Inc.	1,396	33,867
Tyson Foods, Inc., Class A	8,354	478,266

		8,466,484

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Household Products (1.2%)
Church & Dwight Co., Inc.	7,187	$696,276
Clorox Co. (The)	3,655	348,833
Colgate-Palmolive Co.	13,741	1,259,775
Kimberly-Clark Corp.	6,801	746,546
Procter & Gamble Co. (The)	70,767	10,377,273
Reynolds Consumer Products, Inc.	1,655	44,437

		13,473,140

Personal Care Products (0.2%)
e.l.f. Beauty, Inc.*	1,752	129,648
Estee Lauder Cos., Inc. (The), Class A	6,148	485,385
Kenvue, Inc.	57,530	1,099,398

		1,714,431

Tobacco (1.1%)
Altria Group, Inc.	50,724	3,649,592
Philip Morris International, Inc.	47,718	8,632,663

		12,282,255

Total Consumer Staples		80,976,034

Energy (5.4%)
Energy Equipment & Services (0.5%)
Baker Hughes Co.	30,129	1,672,160
Halliburton Co.	25,282	858,324
NOV, Inc.	10,836	201,008
SLB Ltd.	45,373	2,109,391
TechnipFMC plc	7,255	481,006
Weatherford International plc	2,141	174,491

		5,496,380

Oil, Gas & Consumable Fuels (4.9%)
Antero Midstream Corp.	10,013	227,796
Antero Resources Corp.*	9,005	316,436
APA Corp.	10,699	348,467
Cheniere Energy, Inc.	5,924	1,415,895
Chevron Corp.	56,304	9,332,951
Chord Energy Corp.	1,708	195,224
ConocoPhillips	37,009	3,847,456
Devon Energy Corp.	34,205	1,413,351
Diamondback Energy, Inc.	5,812	1,021,633
DT Midstream, Inc.	3,086	452,840
EOG Resources, Inc.	16,250	2,108,113
EQT Corp.	18,306	973,330
Expand Energy Corp.	6,901	629,302
Exxon Mobil Corp.	126,296	17,267,189
HF Sinclair Corp.	4,696	327,076
Kinder Morgan, Inc.	59,012	1,886,614
Marathon Petroleum Corp.	4,373	1,118,045
Matador Resources Co.	3,191	158,848
Occidental Petroleum Corp.	22,006	1,068,831
ONEOK, Inc.	19,128	1,662,988
Ovintiv, Inc.	8,579	451,684
Permian Resources Corp., Class A	21,033	387,218
Phillips 66	11,421	1,930,720
Range Resources Corp.	7,075	263,119
Valero Energy Corp.	7,899	2,057,216
Viper Energy, Inc., Class A	5,746	243,630
Williams Cos., Inc. (The)	37,001	2,750,654

		53,856,626

Total Energy		59,353,006

Financials (18.9%)
Banks (6.4%)
Bank of America Corp.	187,034	10,657,197
Bank OZK	3,118	162,417
BOK Financial Corp.	572	79,439
Central BanCo, Inc., Class A (x)	593	18,015
Citigroup, Inc.	43,687	6,114,433
Citizens Financial Group, Inc.	12,821	898,368
Columbia Banking System, Inc.	8,748	280,373
Commerce Bancshares, Inc.	4,108	237,237
Cullen/Frost Bankers, Inc.	1,791	276,745
East West Bancorp, Inc.	4,126	532,625
Fifth Third Bancorp	27,444	1,547,018
First Citizens BancShares, Inc., Class A	243	505,632
First Hawaiian, Inc.	3,669	107,502
First Horizon Corp.	14,369	368,421
FNB Corp.	10,654	203,278
Huntington Bancshares, Inc.	61,126	1,083,764
JPMorgan Chase & Co.	81,143	26,560,538
KeyCorp	28,103	647,774
M&T Bank Corp.	4,454	1,060,097
Pinnacle Financial Partners, Inc.	4,261	429,850
PNC Financial Services Group, Inc. (The)	12,187	3,000,683
Popular, Inc.	1,786	293,226
Prosperity Bancshares, Inc.	2,962	216,315
Regions Financial Corp.	25,912	782,542
SouthState Bank Corp.	2,942	293,906
TFS Financial Corp. (x)	1,587	28,122
Truist Financial Corp.	37,828	1,884,591
US Bancorp	47,229	2,852,632
Webster Financial Corp.	4,892	373,847
Wells Fargo & Co.	92,964	7,682,545
Western Alliance Bancorp	2,626	215,857
Wintrust Financial Corp.	2,013	323,529
Zions Bancorp NA	4,402	304,574

		70,023,092

Capital Markets (4.9%)
Affiliated Managers Group, Inc.	774	261,922
Ameriprise Financial, Inc.	2,521	1,156,534
Bank of New York Mellon Corp. (The)	19,522	2,823,076
BlackRock, Inc.	4,634	4,455,869
Blackstone, Inc.	4,734	557,050
Blue Owl Capital, Inc., Class A	19,975	174,781
Brookfield Asset Management Ltd., Class A	762	34,176
Bullish*	590	13,824
Carlyle Group, Inc. (The)	8,052	339,070
Cboe Global Markets, Inc.	3,179	771,448
Charles Schwab Corp. (The)	45,882	4,233,532
CME Group, Inc.	10,966	2,421,622
Coinbase Global, Inc., Class A*	6,666	974,502
Evercore, Inc., Class A	1,113	380,023
FactSet Research Systems, Inc.	1,099	252,858
Franklin Resources, Inc.	8,134	270,618
Freedom Holding Corp. (x)*	80	10,438
Galaxy Digital, Inc., Class A (x)*	5,670	155,018
Goldman Sachs Group, Inc. (The)	8,751	8,850,499
Hamilton Lane, Inc., Class A	1,194	94,123
Houlihan Lokey, Inc., Class A	1,654	221,851

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Interactive Brokers Group, Inc., Class A	7,912	$688,660
Intercontinental Exchange, Inc.	17,055	2,099,641
Invesco Ltd.	10,920	288,179
Jefferies Financial Group, Inc.	4,600	229,908
KKR & Co., Inc.	16,255	1,491,884
Lazard, Inc.	2,353	98,685
LPL Financial Holdings, Inc.	1,564	440,547
MarketAxess Holdings, Inc.	1,060	120,299
Moody’s Corp.	2,448	1,108,748
Morgan Stanley	34,012	7,109,868
Morningstar, Inc.	552	86,123
MSCI, Inc.	2,024	1,133,521
Nasdaq, Inc.	13,563	1,069,036
Northern Trust Corp.	5,287	919,092
Raymond James Financial, Inc.	5,363	815,337
Robinhood Markets, Inc., Class A*	4,008	401,922
S&P Global, Inc.	8,971	3,653,529
SEI Investments Co.	3,086	270,673
State Street Corp.	8,118	1,376,813
Stifel Financial Corp.	4,523	315,570
T. Rowe Price Group, Inc.	6,391	726,593
TPG, Inc., Class A	4,404	178,582
Tradeweb Markets, Inc., Class A	3,266	325,489
Virtu Financial, Inc., Class A	2,508	149,402
XP, Inc., Class A	11,914	193,722

		53,744,657

Consumer Finance (0.9%)
Ally Financial, Inc.	7,543	346,601
American Express Co.	11,421	3,863,153
Capital One Financial Corp.	18,919	3,795,530
Credit Acceptance Corp.*	100	63,674
Figure Technology Solutions, Inc., Class A*	2,306	70,817
OneMain Holdings, Inc.	3,502	213,517
SLM Corp.	5,654	146,665
SoFi Technologies, Inc.*	33,771	605,514
Synchrony Financial	10,192	775,101

		9,880,572

Financial Services (3.4%)
Apollo Global Management, Inc.	12,741	1,507,388
Berkshire Hathaway, Inc., Class B*	56,515	28,279,541
Block, Inc., Class A*	15,801	1,200,876
Chime Financial, Inc., Class A*	7,477	153,129
Corebridge Financial, Inc.	7,469	213,837
Corpay, Inc.*	1,219	406,256
Equitable Holdings, Inc.‡	3,933	172,580
Euronet Worldwide, Inc.*	1,070	78,313
Fidelity National Information Services, Inc.	15,702	610,494
Fiserv, Inc.*	16,093	789,362
Global Payments, Inc.	6,981	506,541
Jack Henry & Associates, Inc.	2,182	300,549
MGIC Investment Corp.	6,301	177,688
PayPal Holdings, Inc.	27,182	1,173,719
Rocket Cos., Inc., Class A*	29,397	463,003
Shift4 Payments, Inc., Class A (x)*	1,057	51,413
UWM Holdings Corp., Class A (x)	7,611	17,429
Voya Financial, Inc.	2,799	253,393
Western Union Co. (The) (x)	9,413	72,480
WEX, Inc.*	966	136,293

		36,564,284

Insurance (3.2%)
Aflac, Inc.	13,817	1,620,043
Allstate Corp. (The)	7,784	1,852,125
American Financial Group, Inc.	2,010	281,279
American International Group, Inc.	16,169	1,205,076
Aon plc, Class A	6,316	2,094,954
Arch Capital Group Ltd.*	10,550	1,023,983
Arthur J Gallagher & Co.	7,737	1,776,183
Assurant, Inc.	1,502	403,332
Assured Guaranty Ltd.	1,268	101,643
Axis Capital Holdings Ltd.	2,223	238,839
Brighthouse Financial, Inc.*	1,723	109,066
Brown & Brown, Inc.	8,952	574,271
Chubb Ltd.	10,678	3,638,422
Cincinnati Financial Corp.	4,619	855,162
CNA Financial Corp.	606	29,458
Everest Group Ltd.	1,200	428,676
Fidelity National Financial, Inc.	7,720	364,075
First American Financial Corp.	2,959	202,958
Globe Life, Inc.	2,369	423,293
Hanover Insurance Group, Inc. (The)	1,054	225,683
Hartford Insurance Group, Inc. (The)	8,306	1,100,711
Kinsale Capital Group, Inc.	663	218,664
Lincoln National Corp.	5,212	184,244
Loews Corp.	5,073	574,314
Markel Group, Inc.*	375	732,379
Marsh & McLennan Cos., Inc.	14,636	2,439,382
MetLife, Inc.	16,399	1,387,519
Old Republic International Corp.	6,838	279,811
Primerica, Inc.	950	269,990
Principal Financial Group, Inc.	6,494	699,923
Progressive Corp. (The)	17,728	3,872,682
Prudential Financial, Inc.	10,558	1,139,525
Reinsurance Group of America, Inc.	1,987	422,536
RenaissanceRe Holdings Ltd.	1,267	401,512
RLI Corp.	2,483	146,671
Ryan Specialty Holdings, Inc., Class A	2,870	108,371
Travelers Cos., Inc. (The)	6,434	2,123,992
Unum Group	4,806	429,656
W.R. Berkley Corp.	6,884	485,529
White Mountains Insurance Group Ltd.	73	151,357
Willis Towers Watson plc	2,863	748,302

		35,365,591

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT) (x)	34,764	378,928
Annaly Capital Management, Inc. (REIT)	22,265	497,845
Rithm Capital Corp. (REIT)	16,873	158,438
Starwood Property Trust, Inc. (REIT) (x)	10,608	173,759

		1,208,970

Total Financials		206,787,166

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (12.4%)
Biotechnology (2.7%)
AbbVie, Inc.	49,443	$12,441,837
Amgen, Inc.	4,793	1,735,641
Arrowhead Pharmaceuticals, Inc.*	1,519	123,814
Ascendis Pharma A/S*	84	22,405
Biogen, Inc.*	4,472	966,220
BioMarin Pharmaceutical, Inc.*	5,818	332,906
Bridgebio Pharma, Inc.*	284	21,152
Caris Life Sciences, Inc.*	385	6,861
Exelixis, Inc.*	5,634	306,546
Gilead Sciences, Inc.	37,701	4,763,144
Incyte Corp.*	5,029	570,088
Ionis Pharmaceuticals, Inc. (x)*	280	22,201
Moderna, Inc.*	11,042	773,271
Neurocrine Biosciences, Inc.*	419	70,616
Regeneron Pharmaceuticals, Inc.	3,067	1,912,397
Roivant Sciences Ltd.*	14,847	525,435
United Therapeutics Corp.*	1,257	681,080
Vertex Pharmaceuticals, Inc.*	7,716	3,832,769
Viking Therapeutics, Inc.*	3,201	124,871

		29,233,254

Health Care Equipment & Supplies (2.0%)
Abbott Laboratories	52,587	4,771,744
Align Technology, Inc.*	2,030	342,380
Baxter International, Inc.	15,590	332,379
Becton Dickinson & Co.	8,626	1,305,373
Boston Scientific Corp.*	44,998	1,920,515
Cooper Cos., Inc. (The)*	5,899	423,017
Edwards Lifesciences Corp.*	17,298	1,564,777
Envista Holdings Corp.*	4,913	129,458
GE HealthCare Technologies, Inc.	13,783	882,250
Globus Medical, Inc., Class A*	3,401	268,713
IDEXX Laboratories, Inc.*	384	202,153
Medline, Inc., Class A*	13,613	536,897
Medtronic plc	38,925	3,045,103
ResMed, Inc.	4,409	859,226
Solventum Corp.*	4,483	345,863
STERIS plc	2,971	625,603
Stryker Corp.	10,495	3,304,246
Teleflex, Inc.	1,340	169,858
Zimmer Biomet Holdings, Inc.	5,891	507,156

		21,536,711

Health Care Providers & Services (2.6%)
Cardinal Health, Inc.	3,852	915,081
Centene Corp.*	13,767	883,704
Chemed Corp.	395	183,967
Cigna Group (The)	7,924	2,184,488
CVS Health Corp.	38,949	4,029,274
DaVita, Inc.*	926	206,017
Elevance Health, Inc.	6,588	2,547,777
Encompass Health Corp.	2,986	301,825
Ensign Group, Inc. (The)	1,714	274,754
Guardant Health, Inc.*	432	64,813
HCA Healthcare, Inc.	4,532	1,766,982
Henry Schein, Inc.*	2,991	249,808
Humana, Inc.	3,645	1,447,867
Labcorp Holdings, Inc.	2,489	696,920
McKesson Corp.	233	176,055
Molina Healthcare, Inc.*	1,562	357,229
Quest Diagnostics, Inc.	3,351	710,245
Tenet Healthcare Corp.*	2,592	484,911
UnitedHealth Group, Inc.	27,403	11,389,509
Universal Health Services, Inc., Class B	1,545	229,726

		29,100,952

Health Care Technology (0.1%)
Doximity, Inc., Class A*	3,949	81,902
Veeva Systems, Inc., Class A*	4,528	803,584

		885,486

Life Sciences Tools & Services (1.5%)
Agilent Technologies, Inc.	8,571	1,138,486
Avantor, Inc.*	19,998	197,980
Bio-Rad Laboratories, Inc., Class A*	551	161,779
Bio-Techne Corp.	4,745	335,234
Bruker Corp.	3,365	202,506
Charles River Laboratories International, Inc.*	1,488	337,463
Danaher Corp.	19,177	3,652,835
Illumina, Inc.*	4,610	810,576
IQVIA Holdings, Inc.*	5,050	975,761
Mettler-Toledo International, Inc.*	613	783,114
QIAGEN NV	6,238	243,906
Repligen Corp.*	1,615	220,351
Revvity, Inc.	3,388	376,949
Sotera Health Co.*	8,473	150,396
Thermo Fisher Scientific, Inc.	11,283	5,656,845
Waters Corp.*	2,983	1,118,744
West Pharmaceutical Services, Inc.	2,122	761,798

		17,124,723

Pharmaceuticals (3.5%)
Bristol-Myers Squibb Co.	61,974	3,570,942
Elanco Animal Health, Inc.*	14,994	369,002
Jazz Pharmaceuticals plc*	1,810	436,156
Johnson & Johnson	73,125	18,571,556
Merck & Co., Inc.	75,078	9,647,523
Organon & Co.	7,942	107,535
Pfizer, Inc.	172,797	4,160,952
Royalty Pharma plc, Class A	12,555	703,959
Viatris, Inc.	35,267	560,040
Zoetis, Inc.	2,718	195,315

		38,322,980

Total Health Care		136,204,106

Industrials (11.3%)
Aerospace & Defense (2.0%)
AeroVironment, Inc.*	1,156	190,821
Boeing Co. (The)*	8,132	1,760,334
BWX Technologies, Inc.	144	28,030
Curtiss-Wright Corp.	548	415,252
General Dynamics Corp.	7,766	2,751,028
Hexcel Corp.	1,875	187,612
Honeywell Aerospace, Inc.*	10,090	2,230,697
Huntington Ingalls Industries, Inc.	1,189	332,789
Kratos Defense & Security Solutions, Inc.*	5,229	260,718
L3Harris Technologies, Inc.	5,646	1,640,671
Leonardo DRS, Inc.	2,293	97,842
Loar Holdings, Inc.*	1,337	107,776

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Northrop Grumman Corp.	4,054	$2,064,743
RTX Corp.	40,935	7,766,598
StandardAero, Inc.*	6,926	207,157
Textron, Inc.	5,251	481,674
TransDigm Group, Inc.	842	1,121,578

		21,645,320

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	276	51,982
Expeditors International of Washington, Inc.	4,020	655,179
FedEx Corp.	6,644	2,080,436
GXO Logistics, Inc.*	3,464	175,625
United Parcel Service, Inc., Class B	22,664	2,436,380

		5,399,602

Building Products (0.7%)
A.O. Smith Corp.	3,390	212,621
Advanced Drainage Systems, Inc.	2,206	346,254
Allegion plc	2,582	362,745
Armstrong World Industries, Inc.	950	152,399
Builders FirstSource, Inc.*	3,179	284,457
Carlisle Cos., Inc.	1,094	396,848
Carrier Global Corp.	23,697	1,738,175
Fortune Brands Innovations, Inc.	3,518	193,138
Hayward Holdings, Inc.*	6,315	109,313
Johnson Controls International plc	17,387	2,540,415
Lennox International, Inc.	675	386,741
Masco Corp.	6,121	498,066
Owens Corning	2,418	384,365
Simpson Manufacturing Co., Inc.	1,248	261,269
Trex Co., Inc.*	3,128	156,525

		8,023,331

Commercial Services & Supplies (0.6%)
Clean Harbors, Inc.*	1,251	373,736
Copart, Inc.*	26,765	754,505
GFL Environmental, Inc.	7,891	290,310
MSA Safety, Inc.	1,104	192,736
RB Global, Inc.	5,642	657,011
Republic Services, Inc.	6,038	1,286,577
Tetra Tech, Inc.	7,888	227,884
Veralto Corp.	7,448	660,489
Waste Management, Inc.	8,254	1,839,652

		6,282,900

Construction & Engineering (0.2%)
AECOM	3,911	272,988
API Group Corp.*	11,570	489,989
Dycom Industries, Inc.*	542	274,030
Everus Construction Group, Inc.*	213	35,347
Primoris Services Corp.	1,543	152,942
Valmont Industries, Inc.	575	332,120
WillScot Holdings Corp.	5,358	154,632

		1,712,048

Electrical Equipment (1.1%)
Acuity, Inc.	918	345,774
AMETEK, Inc.	6,941	1,679,306
Eaton Corp. plc	9,970	4,248,416
Emerson Electric Co.	17,050	2,440,708
Generac Holdings, Inc.*	1,756	514,174
Hubbell, Inc., Class B	1,607	840,782
Nextpower, Inc., Class A*	4,491	535,058
nVent Electric plc	2,886	489,494
Regal Rexnord Corp.	2,013	479,477
Rockwell Automation, Inc.	602	298,038
Sensata Technologies Holding plc	4,386	209,388
X-Energy, Inc., Class A*	1,279	23,482

		12,104,097

Ground Transportation (1.6%)
Avis Budget Group, Inc.*	366	54,106
CSX Corp.	56,356	2,678,601
Fedex Freight Holding Co., Inc.*	3,322	501,622
JB Hunt Transport Services, Inc.	2,281	660,190
Knight-Swift Transportation Holdings, Inc., Class A	4,797	373,542
Landstar System, Inc.	691	142,906
Lyft, Inc., Class A*	9,865	144,128
Norfolk Southern Corp.	6,826	2,147,391
Old Dominion Freight Line, Inc.	4,490	972,534
Ryder System, Inc.	1,138	300,170
Saia, Inc.*	810	341,140
Schneider National, Inc., Class B	1,562	57,060
Uber Technologies, Inc.*	53,591	3,867,126
U-Haul Holding Co. (Nasdaq Stock Exchange)*	223	14,593
U-Haul Holding Co. (New York Stock Exchange)	2,910	167,907
Union Pacific Corp.	16,792	4,567,424

		16,990,440

Industrial Conglomerates (0.4%)
3M Co.	13,637	2,207,967
Honeywell International, Inc.	10,090	2,259,151

		4,467,118

Machinery (2.6%)
AGCO Corp.	1,815	217,255
Allison Transmission Holdings, Inc.	2,144	241,715
Chart Industries, Inc.*	1,447	302,336
CNH Industrial NV	26,422	296,719
Crane Co.	1,502	335,051
Cummins, Inc.	2,291	1,633,964
Deere & Co.	7,492	4,752,400
Donaldson Co., Inc.	3,500	314,195
Dover Corp.	4,044	906,988
Esab Corp.	1,732	170,827
Flowserve Corp.	3,864	286,554
Fortive Corp.	9,235	564,166
Gates Industrial Corp. plc*	7,582	212,069
Graco, Inc.	5,008	378,655
IDEX Corp.	2,247	509,957
Illinois Tool Works, Inc.	6,192	1,674,750
Ingersoll Rand, Inc.	11,877	973,795
ITT, Inc.	2,706	535,139
Lincoln Electric Holdings, Inc.	1,235	327,905
Middleby Corp. (The)*	1,315	226,193
Mueller Industries, Inc.	3,293	404,808
Nordson Corp.	1,601	483,006
Oshkosh Corp.	1,890	290,077
Otis Worldwide Corp.	11,659	834,784
PACCAR, Inc.	15,677	1,883,121

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Parker-Hannifin Corp.	3,831	$3,747,178
Pentair plc	4,863	372,798
RBC Bearings, Inc.*	779	501,723
Snap-on, Inc.	1,538	618,891
SPX Technologies, Inc.*	1,476	361,871
Stanley Black & Decker, Inc.	4,714	443,682
Timken Co. (The)	1,953	283,810
Toro Co. (The)	2,899	282,421
Watts Water Technologies, Inc., Class A	827	323,729
Westinghouse Air Brake Technologies Corp.	5,120	1,380,352
Xylem, Inc.	7,199	850,994

		27,923,878

Marine Transportation (0.0%)†
Kirby Corp.*	1,617	219,863

Passenger Airlines (0.3%)
Alaska Air Group, Inc.*	2,861	149,344
Delta Air Lines, Inc.	18,655	1,747,227
Southwest Airlines Co.	12,708	653,445
United Airlines Holdings, Inc.*	9,226	1,254,644

		3,804,660

Professional Services (0.7%)
Amentum Holdings, Inc.*	4,628	95,661
Automatic Data Processing, Inc.	7,694	1,723,071
Booz Allen Hamilton Holding Corp.	2,817	170,907
Broadridge Financial Solutions, Inc.	3,499	479,188
CACI International, Inc., Class A*	663	307,141
Equifax, Inc.	3,597	570,916
ExlService Holdings, Inc.*	3,799	98,242
FTI Consulting, Inc.*	900	134,109
Genpact Ltd.	4,709	129,498
Jacobs Solutions, Inc.	3,547	446,922
KBR, Inc.	3,807	131,456
Leidos Holdings, Inc.	3,803	391,595
Parsons Corp.*	1,123	58,834
Paychex, Inc.	9,768	960,488
Paycom Software, Inc.	1,243	156,220
Paylocity Holding Corp.*	1,227	128,258
Robert Half, Inc.	2,993	91,885
Science Applications International Corp. (x)	1,301	143,643
SS&C Technologies Holdings, Inc.	6,294	390,543
TransUnion	5,842	421,442
UL Solutions, Inc., Class A	1,522	155,031
Verisk Analytics, Inc.	3,973	713,273

		7,898,323

Trading Companies & Distributors (0.6%)
Applied Industrial Technologies, Inc.	1,115	377,037
Core & Main, Inc., Class A*	5,687	274,398
Fastenal Co.	6,355	305,231
Ferguson Enterprises, Inc.	5,514	1,308,638
MSC Industrial Direct Co., Inc., Class A	1,375	163,556
QXO, Inc. (x)*	19,684	340,139
SiteOne Landscape Supply, Inc.*	1,322	151,250
Sunbelt Rentals Holdings, Inc.	12,448	931,235
United Rentals, Inc.	1,458	1,651,754
W.W. Grainger, Inc.	186	253,034
Watsco, Inc.	1,060	441,734
WESCO International, Inc.	1,452	501,564

		6,699,570

Total Industrials		123,171,150

Information Technology (18.4%)
Communications Equipment (1.5%)
Cisco Systems, Inc.	119,900	14,083,454
F5, Inc.*	1,717	714,203
Motorola Solutions, Inc.	3,124	1,297,366

		16,095,023

Electronic Equipment, Instruments & Components (0.8%)
Advanced Energy Industries, Inc.	60	22,372
Arrow Electronics, Inc.*	1,544	329,505
Avnet, Inc.	2,462	218,675
CDW Corp.	3,877	545,261
Cognex Corp.	5,062	366,590
Coherent Corp.*	4,256	1,678,864
Flex Ltd.*	11,113	1,801,084
Ingram Micro Holding Corp.	1,334	36,592
IPG Photonics Corp. (x)*	779	91,392
Keysight Technologies, Inc.*	2,227	779,606
Littelfuse, Inc.	754	343,319
Ralliant Corp.	3,398	250,195
Sanmina Corp.*	1,042	263,709
TD SYNNEX Corp.	2,323	621,031
Teledyne Technologies, Inc.*	1,397	931,659
TTM Technologies, Inc.*	425	79,484
Vontier Corp.	4,253	123,337
Zebra Technologies Corp., Class A*	1,455	383,043

		8,865,718

IT Services (1.3%)
Accenture plc, Class A	18,625	2,317,695
Akamai Technologies, Inc.*	4,374	517,050
Amdocs Ltd.	3,208	162,132
Applied Digital Corp.*	7,729	288,292
Cognizant Technology Solutions Corp., Class A	14,397	557,596
EPAM Systems, Inc.*	1,545	122,596
International Business Machines Corp.	28,552	8,029,108
Kyndryl Holdings, Inc.*	6,376	72,113
MongoDB, Inc.*	212	71,211
Okta, Inc.*	5,114	697,805
Twilio, Inc., Class A*	3,822	788,593
VeriSign, Inc.	2,475	622,611

		14,246,802

Semiconductors & Semiconductor Equipment (3.3%)
Amkor Technology, Inc.	3,783	326,208
Analog Devices, Inc.	13,763	5,466,251
Cirrus Logic, Inc.*	1,542	229,033
Enphase Energy, Inc.*	3,886	191,347
Entegris, Inc.	3,961	712,425
First Solar, Inc.*	2,929	691,127
GLOBALFOUNDRIES, Inc.	3,827	315,383
Intel Corp.*	133,080	18,581,960
MKS, Inc.	1,861	827,773
ON Semiconductor Corp.*	11,300	1,068,302
Onto Innovation, Inc.*	1,211	458,303

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Qnity Electronics, Inc.	6,363	$1,039,142
Qorvo, Inc.*	2,557	238,491
QUALCOMM, Inc.	32,017	5,916,421
Skyworks Solutions, Inc. (x)	4,557	308,965
Universal Display Corp.	1,306	113,087

		36,484,218

Software (5.5%)
Adobe, Inc.*	3,720	762,674
Aurora Innovation, Inc., Class A*	36,545	249,237
Bentley Systems, Inc., Class B	3,952	118,125
BILL Holdings, Inc.*	2,631	95,137
BitMine Immersion Technologies, Inc.	17,103	227,641
CCC Intelligent Solutions Holdings, Inc.*	16,629	85,806
Circle Internet Group, Inc., Class A*	5,427	339,893
Docusign, Inc.*	5,507	244,621
Dolby Laboratories, Inc., Class A	1,805	94,907
Dropbox, Inc., Class A*	4,613	126,719
Dynatrace, Inc.*	7,395	324,714
Elastic NV*	1,347	76,806
Fair Isaac Corp.*	122	145,763
Figma, Inc., Class A (x)*	6,468	117,006
Gen Digital, Inc.	14,828	369,069
Gitlab, Inc., Class A*	4,326	132,073
Guidewire Software, Inc.*	1,221	150,244
HubSpot, Inc.*	175	31,939
Intuit, Inc.	5,626	1,468,386
IREN Ltd.*	8,596	393,095
Klaviyo, Inc., Class A (x)*	3,268	49,347
Microsoft Corp.	112,731	42,050,918
Nutanix, Inc., Class A*	7,860	400,546
Pegasystems, Inc.	1,899	56,913
PTC, Inc.*	3,608	409,905
RingCentral, Inc., Class A	1,998	77,882
Roper Technologies, Inc.	3,103	1,050,024
Rubrik, Inc., Class A*	1,537	123,390
SailPoint, Inc. (x)*	1,986	29,075
Salesforce, Inc.	24,122	3,778,953
SentinelOne, Inc., Class A*	3,052	51,792
Strategy, Inc.*	9,932	863,389
Synopsys, Inc.*	5,653	2,521,634
Trimble, Inc.*	7,017	359,130
Tyler Technologies, Inc.*	1,276	373,179
UiPath, Inc., Class A (x)*	12,104	131,570
Unity Software, Inc.*	10,939	312,637
Workday, Inc., Class A*	5,766	705,874
Zoom Communications, Inc., Class A*	8,069	696,435

		59,596,448

Technology Hardware, Storage & Peripherals (6.0%)
Apple, Inc.	201,058	58,178,143
Dell Technologies, Inc., Class C	8,054	3,474,979
Everpure, Inc., Class A*	1,300	102,427
Hewlett Packard Enterprise Co.	40,188	1,812,881
HP, Inc.	27,732	608,440
IonQ, Inc. (x)*	11,135	593,050
NetApp, Inc.	3,855	596,600
Super Micro Computer, Inc.*	15,319	449,306

		65,815,826

Total Information Technology		201,104,035

Materials (3.8%)
Chemicals (1.9%)
Air Products and Chemicals, Inc.	6,646	1,948,474
Albemarle Corp.	3,577	483,002
Axalta Coating Systems Ltd.*	6,478	221,677
Celanese Corp.	3,392	156,032
CF Industries Holdings, Inc.	4,650	503,409
Corteva, Inc.	20,395	1,727,253
Dow, Inc.	21,866	598,254
DuPont de Nemours, Inc.	4,427	600,478
Eastman Chemical Co.	3,444	230,679
Ecolab, Inc.	7,527	2,097,098
Element Solutions, Inc.	6,926	330,717
International Flavors & Fragrances, Inc.	7,760	614,747
Linde plc	13,994	7,262,046
LyondellBasell Industries NV, Class A	7,827	412,092
Mosaic Co. (The)	9,638	204,229
NewMarket Corp.	187	147,962
Olin Corp.	3,446	68,300
PPG Industries, Inc.	6,769	821,012
RPM International, Inc.	3,829	425,593
Scotts Miracle-Gro Co. (The)	1,348	91,812
Sherwin-Williams Co. (The)	5,175	1,781,856
Westlake Corp.	1,000	73,000

		20,799,722

Construction Materials (0.4%)
CRH plc	20,288	2,170,816
Eagle Materials, Inc.	945	212,625
James Hardie Industries plc (ADR)*	4,529	118,569
Martin Marietta Materials, Inc.	1,812	1,044,981
Vulcan Materials Co.	3,934	1,160,569

		4,707,560

Containers & Packaging (0.4%)
Amcor plc	14,018	607,680
AptarGroup, Inc.	1,923	240,760
Avery Dennison Corp.	2,324	377,301
Ball Corp.	8,074	503,818
Crown Holdings, Inc.	3,382	378,175
Graphic Packaging Holding Co.	8,861	93,661
International Paper Co.	15,922	606,628
Packaging Corp. of America	2,633	627,391
Silgan Holdings, Inc.	2,685	124,557
Smurfit Westrock plc	15,851	733,267
Sonoco Products Co.	2,973	167,529

		4,460,767

Metals & Mining (1.1%)
Alcoa Corp.	7,987	416,442
Almonty Industries, Inc.*	330	5,465
Anglogold Ashanti plc	1,463	118,342
Cleveland-Cliffs, Inc.*	17,174	161,264
Coeur Mining, Inc.	31,174	508,760
Freeport-McMoRan, Inc.	43,419	2,730,621
Hecla Mining Co.	18,154	280,116
MP Materials Corp. (x)*	4,352	243,755
Newmont Corp.	32,390	3,025,226
Nucor Corp.	6,689	1,489,975
Reliance, Inc.	1,546	577,586
Royal Gold, Inc.	2,573	513,596

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Southern Copper Corp.	2,153	$375,182
Steel Dynamics, Inc.	3,752	860,934

		11,307,264

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	1,924	151,342

Total Materials		41,426,655

Real Estate (3.6%)
Diversified REITs (0.0%)†
WP Carey, Inc. (REIT)	6,707	479,550

Health Care REITs (0.7%)
Alexandria Real Estate Equities, Inc. (REIT)	5,210	275,349
American Healthcare REIT, Inc. (REIT) (x)	5,792	302,053
Healthcare Realty Trust, Inc. (REIT), Class A	10,161	204,947
Healthpeak Properties, Inc. (REIT)	21,044	450,342
Janus Living, Inc. (REIT), Class A	1,405	40,380
Medical Properties Trust, Inc. (REIT) (x)	15,099	69,757
Omega Healthcare Investors, Inc. (REIT)	9,041	431,075
Ventas, Inc. (REIT)	14,699	1,305,271
Welltower, Inc. (REIT)	21,457	4,870,095

		7,949,269

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	20,596	488,331

Industrial REITs (0.5%)
Americold Realty Trust, Inc. (REIT)(x)	8,667	136,245
EastGroup Properties, Inc. (REIT)	1,619	327,896
First Industrial Realty Trust, Inc. (REIT)	4,001	245,301
Lineage, Inc. (REIT) (x)	2,106	91,085
Prologis, Inc. (REIT)	28,284	3,831,634
Rexford Industrial Realty, Inc. (REIT)	6,836	229,006
STAG Industrial, Inc. (REIT)	5,806	220,976

		5,082,143

Office REITs (0.1%)
BXP, Inc. (REIT)	4,806	318,686
Cousins Properties, Inc. (REIT)	4,949	148,371
Kilroy Realty Corp. (REIT)	3,501	131,183
Vornado Realty Trust (REIT) (x)	5,314	208,840

		807,080

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	8,023	1,080,618
CoStar Group, Inc.*	10,953	310,189
Howard Hughes Holdings, Inc.*	943	67,415
Jones Lang LaSalle, Inc.*	1,325	410,684
Zillow Group, Inc., Class A*	1,210	37,958
Zillow Group, Inc., Class C*	4,907	154,668

		2,061,532

Residential REITs (0.5%)
American Homes 4 Rent (REIT), Class A	10,175	341,066
AvalonBay Communities, Inc. (REIT)	4,214	795,140
Camden Property Trust (REIT)	2,989	342,211
Equity LifeStyle Properties, Inc. (REIT)	5,854	377,290
Equity Residential (REIT)	11,316	768,696
Essex Property Trust, Inc. (REIT)	1,941	565,976
Invitation Homes, Inc. (REIT)	18,164	548,734
Mid-America Apartment Communities, Inc. (REIT)	3,510	487,679
Sun Communities, Inc. (REIT)	3,703	444,027
UDR, Inc. (REIT)	9,841	392,853

		5,063,672

Retail REITs (0.3%)
Agree Realty Corp. (REIT)	3,587	271,679
Brixmor Property Group, Inc. (REIT)	9,248	291,590
Federal Realty Investment Trust (REIT)	2,599	320,821
Kimco Realty Corp. (REIT)	20,061	508,546
NNN REIT, Inc. (REIT)	5,738	266,989
Realty Income Corp. (REIT)	28,325	1,755,017
Regency Centers Corp. (REIT)	5,533	441,201

		3,855,843

Specialized REITs (1.3%)
American Tower Corp. (REIT)	4,990	816,214
Crown Castle, Inc. (REIT)	13,242	1,002,817
CubeSmart (REIT)	6,864	272,981
Digital Realty Trust, Inc. (REIT)	10,609	1,905,164
EPR Properties (REIT)	2,270	131,683
Equinix, Inc. (REIT)	2,989	3,115,704
Extra Space Storage, Inc. (REIT)	6,361	924,253
Fermi, Inc. (REIT)*	6,229	57,057
Gaming and Leisure Properties, Inc. (REIT)	8,256	367,640
Iron Mountain, Inc. (REIT)	8,970	1,133,001
Lamar Advertising Co. (REIT), Class A	2,009	313,364
Millrose Properties, Inc. (REIT) (x)	4,644	139,552
National Storage Affiliates Trust (REIT)	2,161	96,100
Public Storage (REIT)	4,252	1,353,454
Rayonier, Inc. (REIT)	9,095	193,541
SBA Communications Corp. (REIT)	3,198	564,319
VICI Properties, Inc. (REIT), Class A	32,940	874,557
Weyerhaeuser Co. (REIT)	21,854	523,185

		13,784,586

Total Real Estate		39,572,006

Utilities (3.9%)
Electric Utilities (2.5%)
Alliant Energy Corp.	7,842	598,266
American Electric Power Co., Inc.	16,532	2,261,743
Constellation Energy Corp.	9,083	2,255,945
Duke Energy Corp.	23,644	2,992,858
Edison International	11,556	860,344
Entergy Corp.	13,883	1,594,601
Evergy, Inc.	6,990	604,146
Eversource Energy	11,412	824,745
Exelon Corp.	31,098	1,449,789
FirstEnergy Corp.	16,694	793,633
IDACORP, Inc.	1,680	254,184
NextEra Energy, Inc.	63,354	5,560,581
OGE Energy Corp.	6,246	303,930
Oklo, Inc., Class A (x)*	4,265	223,187
PG&E Corp.	66,578	1,119,842
Pinnacle West Capital Corp.	3,676	393,332

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
PPL Corp.	22,839	$830,198
Southern Co. (The)	34,248	3,277,876
Xcel Energy, Inc.	18,947	1,521,444

		27,720,644

Gas Utilities (0.1%)
Atmos Energy Corp.	5,005	862,211
MDU Resources Group, Inc.	6,197	131,439
National Fuel Gas Co.	2,853	220,280
UGI Corp.	6,519	225,166

		1,439,096

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	21,563	316,114
Brookfield Renewable Corp.	4,110	152,563
Clearway Energy, Inc., Class C	3,652	124,825
Talen Energy Corp.*	411	157,931

		751,433

Multi-Utilities (1.1%)
Ameren Corp.	8,388	948,179
CenterPoint Energy, Inc.	19,850	874,194
CMS Energy Corp.	9,327	713,515
Consolidated Edison, Inc.	11,186	1,237,507
Dominion Energy, Inc.	26,703	1,823,548
DTE Energy Co.	6,301	960,083
NiSource, Inc.	14,521	690,474
Public Service Enterprise Group, Inc.	15,148	1,229,412
Sempra	19,983	1,852,624
WEC Energy Group, Inc.	9,892	1,155,089

		11,484,625

Water Utilities (0.1%)
American Water Works Co., Inc.	5,913	778,032
Essential Utilities, Inc.	8,593	329,198

		1,107,230

Total Utilities		42,503,028

Total Common Stocks (98.8%) (Cost $715,511,613)		1,081,588,343

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Mirati Therapeutics, Inc., CVR (r)*	2,145	1,073

Health Care Equipment & Supplies (0.0%)†
Hologic, Inc., CVR*	7,119	71

Total Rights (0.0%)† (Cost $1,179)		1,144

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.5%)
BlackRock Liquidity FedFund, Institutional Shares 3.54% (7 day yield) (xx)	200,000	$200,000
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	700,000	700,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	4,048,492	4,048,492
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	80,383	80,383

Total Investment Companies		5,028,875

Total Short-Term Investments (0.5%) (Cost $5,028,875)		5,028,875

Total Investments in Securities (99.3%) (Cost $720,541,667)		1,086,618,362
Other Assets Less Liabilities (0.7%)		7,360,613

Net Assets (100%)		$1,093,978,975

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $5,843,648. This was collateralized by $813,509 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 7/9/26 – 11/15/55 and by cash of $5,234,075 of which $5,028,875 was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	3,933	—	173,049	—	—	(469)	172,580	—	—

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	17	9/2026	USD	6,416,013	128,764
S&P Midcap 400 E-Mini Index	15	9/2026	USD	5,827,500	93,290

					222,054

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$35,559,787	$—	$—	$35,559,787
Consumer Discretionary	114,931,370	—	—	114,931,370
Consumer Staples	80,976,034	—	—	80,976,034
Energy	59,353,006	—	—	59,353,006
Financials	206,787,166	—	—	206,787,166
Health Care	136,204,106	—	—	136,204,106
Industrials	123,171,150	—	—	123,171,150
Information Technology	201,104,035	—	—	201,104,035
Materials	41,426,655	—	—	41,426,655
Real Estate	39,572,006	—	—	39,572,006
Utilities	42,503,028	—	—	42,503,028
Futures	222,054	—	—	222,054
Rights
Health Care	—	71	1,073	1,144
Short-Term Investments
Investment Companies	5,028,875	—	—	5,028,875

Total Assets	$1,086,839,272	$71	$1,073	$1,086,840,416

Total Liabilities	$—	$—	$—	$—

Total	$1,086,839,272	$71	$1,073	$1,086,840,416

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$222,054	*

Total		$222,054

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$677,284	$677,284

Total	$677,284	$677,284

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$355,656	$355,656

Total	$355,656	$355,656

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$8,217,000

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$227,922,069
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$263,065,774

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$416,731,263
Aggregate gross unrealized depreciation	(51,206,678)

Net unrealized appreciation	$365,524,585

Federal income tax cost of investments in securities and derivative instruments, if applicable	$721,315,831

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $173,049)	$172,580
Unaffiliated Issuers (Cost $720,368,618)	1,086,445,782
Cash	11,980,197
Due from broker for futures variation margin	934,988
Dividends, interest and other receivables	881,794
Receivable for Portfolio shares sold	86,375
Securities lending income receivable	1,533
Other assets	10,798

Total assets	1,100,514,047

LIABILITIES
Payable for return of collateral on securities loaned	5,028,875
Payable for Portfolio shares repurchased	821,880
Investment management fees payable	312,771
Distribution fees payable - Class IB	223,349
Administrative fees payable	80,168
Accrued expenses	68,029

Total liabilities	6,535,072

Commitments and contingent liabilities^
NET ASSETS	$1,093,978,975

Net assets were comprised of:
Paid in capital	$576,850,389
Total distributable earnings (loss)	517,128,586

Net assets	$1,093,978,975

Class IB
Net asset value, offering and redemption price per share, $1,093,689,886 / 83,260,081 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.14

Class K
Net asset value, offering and redemption price per share, $289,089 / 21,980 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.15

(x)	Includes value of securities on loan of $5,843,648.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,026 foreign withholding tax)	$9,482,560
Interest	126,640
Securities lending (net)	6,867

Total income	9,616,067

EXPENSES
Investment management fees	1,791,753
Distribution fees - Class IB	1,279,494
Administrative fees	459,558
Professional fees	43,249
Custodian fees	34,610
Printing and mailing expenses	30,139
Trustees’ fees	15,732
Miscellaneous	75,661

Total expenses	3,730,196

NET INVESTMENT INCOME (LOSS)	5,885,871

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	144,734,939
Futures contracts	677,284

Net realized gain (loss)	145,412,223

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(469) of change in unrealized appreciation (depreciation) from affiliates)	61,277
Futures contracts	355,656

Net change in unrealized appreciation (depreciation)	416,933

NET REALIZED AND UNREALIZED GAIN (LOSS)	145,829,156

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$151,715,027

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,885,871	$11,273,869
Net realized gain (loss)	145,412,223	52,076,021
Net change in unrealized appreciation (depreciation)	416,933	60,489,005

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	151,715,027	123,838,895

Distributions to shareholders:
Class IB	—	(65,505,530)
Class K	—	(17,190)

Total distributions to shareholders	—	(65,522,720)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 4,384,501 and 12,823,067 shares, respectively ]	53,343,244	146,609,656
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,753,376 shares, respectively ]	—	65,505,530
Capital shares repurchased [ (7,338,257) and (12,695,317) shares, respectively ]	(89,382,454)	(140,991,108)

Total Class IB transactions	(36,039,210)	71,124,078

Class K
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,510 shares, respectively ]	—	17,190

Total Class K transactions	—	17,190

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(36,039,210)	71,141,268

TOTAL INCREASE (DECREASE) IN NET ASSETS	115,675,817	129,457,443
NET ASSETS:
Beginning of period	978,303,158	848,845,715

End of period	$1,093,978,975	$978,303,158

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.34		$10.56	$9.94	$9.39	$10.60	$9.11

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.14	0.15	0.15	0.14	0.13
Net realized and unrealized gain (loss)	1.73		1.45	1.21	0.85	(1.00)	2.06

Total from investment operations	1.80		1.59	1.36	1.00	(0.86)	2.19

Less distributions:
Dividends from net investment income	—		(0.14)	(0.16)	(0.16)	(0.14)	(0.14)
Distributions from net realized gains	—		(0.67)	(0.58)	(0.29)	(0.21)	(0.56)

Total dividends and distributions	—		(0.81)	(0.74)	(0.45)	(0.35)	(0.70)

Net asset value, end of period	$13.14		$11.34	$10.56	$9.94	$9.39	$10.60

Total return (b)(y)	15.87%		15.04%	13.48%	10.71%	(8.16)%	24.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,093,690		$978,054	$848,630	$725,774	$693,798	$751,472
Ratio of expenses to average net assets (a)(f)	0.73%		0.74%	0.74%	0.74%	0.74%	0.73%
Ratio of net investment income (loss) to average net assets (a)(g)	1.15%		1.28%	1.40%	1.51%	1.42%	1.21%
Portfolio turnover rate ^	22	%(z)	18%	13%	13%	14%	16%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.34		$10.56	$9.93	$9.38	$10.60	$9.10

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.17	0.18	0.17	0.16	0.15
Net realized and unrealized gain (loss)	1.73		1.45	1.22	0.85	(1.00)	2.07

Total from investment operations	1.81		1.62	1.40	1.02	(0.84)	2.22

Less distributions:
Dividends from net investment income	—		(0.17)	(0.19)	(0.18)	(0.17)	(0.16)
Distributions from net realized gains	—		(0.67)	(0.58)	(0.29)	(0.21)	(0.56)

Total dividends and distributions	—		(0.84)	(0.77)	(0.47)	(0.38)	(0.72)

Net asset value, end of period	$13.15		$11.34	$10.56	$9.93	$9.38	$10.60

Total return (b)(y)	15.96%		15.31%	13.87%	10.98%	(8.02)%	24.61%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$289		$249	$216	$190	$171	$186
Ratio of expenses to average net assets (a)(f)	0.48%		0.49%	0.49%	0.49%	0.49%	0.48%
Ratio of net investment income (loss) to average net assets (a)(g)	1.40%		1.53%	1.66%	1.76%	1.67%	1.47%
Portfolio turnover rate ^	22	%(z)	18%	13%	13%	14%	16%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.4%)
Diversified Telecommunication Services (0.9%)
AST SpaceMobile, Inc., Class A (x)*	862	$76,597
AT&T, Inc.	398,876	8,256,733
Comcast Corp., Class A	193,791	4,757,569
Iridium Communications, Inc.	3,510	192,524
Liberty Global Ltd., Class A*	9,220	104,831
Liberty Global Ltd., Class C*	7,051	77,561
Space Exploration Technologies Corp., Class A (x)*	2,774	473,966
Verizon Communications, Inc.	429,185	18,171,693

		32,111,474

Entertainment (0.6%)
Electronic Arts, Inc.	11,810	2,421,522
Liberty Media Corp.-Liberty Formula One, Class A*	1,290	112,927
Liberty Media Corp.-Liberty Formula One, Class C*	11,875	1,129,787
Madison Square Garden Sports Corp.*	406	163,147
Netflix, Inc.*	14,075	1,004,955
Roku, Inc.*	405	55,947
TKO Group Holdings, Inc., Class A	2,082	419,127
Walt Disney Co. (The)	135,730	13,064,013
Warner Bros Discovery, Inc.*	131,513	3,506,137

		21,877,562

Interactive Media & Services (1.6%)
Alphabet, Inc., Class A	8,525	3,046,579
Alphabet, Inc., Class C	101,823	35,977,121
Match Group, Inc.	12,698	483,159
Meta Platforms, Inc., Class A	35,012	19,721,909
People, Inc.*	3,468	160,083
Pinterest, Inc., Class A*	26,766	562,889

		59,951,740

Media (0.1%)
Charter Communications, Inc., Class A (x)*	4,277	608,232
EchoStar Corp., Class A*	1,024	103,936
Fox Corp., Class A	10,853	566,092
Fox Corp., Class B	7,525	352,471
Liberty Broadband Corp., Class A*	931	30,984
Liberty Broadband Corp., Class C*	6,343	210,968
New York Times Co. (The), Class A (x)	8,416	588,952
News Corp., Class A	20,254	502,907
News Corp., Class B	6,659	186,851
Nexstar Media Group, Inc., Class A	1,557	278,065
NIQ Global Intelligence plc*	2,842	26,573
Omnicom Group, Inc.	15,475	1,127,044
Sirius XM Holdings, Inc. (x)	9,681	285,977
Trade Desk, Inc. (The), Class A*	16,207	293,023
Versant Media Group, Inc.	7,720	277,997

		5,440,072

Wireless Telecommunication Services (0.2%)
Millicom International Cellular SA	4,941	448,445
T-Mobile US, Inc.	44,233	7,419,201

		7,867,646

Total Communication Services		127,248,494

Consumer Discretionary (7.7%)
Automobile Components (0.1%)
Aptiv plc*	16,154	991,532
BorgWarner, Inc.	11,197	743,481
Gentex Corp.	11,633	293,966
Lear Corp.	2,760	370,006
QuantumScape Corp., Class A (x)*	27,369	206,910

		2,605,895

Automobiles (0.4%)
Ford Motor Co.	307,997	4,281,158
General Motors Co.	66,202	5,102,850
Rivian Automotive, Inc., Class A (x)*	39,520	685,672
Tesla, Inc.*	7,627	3,207,916
Thor Industries, Inc.	2,748	206,540

		13,484,136

Broadline Retail (4.0%)
Amazon.com, Inc.*	606,085	144,454,299
Dillard’s, Inc., Class A (x)	175	92,474
eBay, Inc.	18,988	2,121,909
Etsy, Inc.*	2,584	194,653
Macy’s, Inc.	14,399	339,096
Ollie’s Bargain Outlet Holdings, Inc.*	3,313	254,703

		147,457,134

Distributors (0.0%)†
Genuine Parts Co.	7,509	885,912
LKQ Corp.	13,878	365,408
Pool Corp.	1,758	377,794

		1,629,114

Diversified Consumer Services (0.0%)†
ADT, Inc.	30,703	199,570
Bright Horizons Family Solutions, Inc.*	2,864	203,000
Duolingo, Inc., Class A*	2,103	241,887
Grand Canyon Education, Inc.*	1,066	152,555
H&R Block, Inc.	5,855	222,959
Liberty Live Holdings, Inc., Class A*	1,070	108,348
Liberty Live Holdings, Inc., Class C*	2,636	278,467
Service Corp. International	7,330	556,787

		1,963,573

Hotels, Restaurants & Leisure (1.1%)
Aramark	14,317	814,637
Booking Holdings, Inc.	11,790	2,101,450
Boyd Gaming Corp.	2,789	246,352
Caesars Entertainment, Inc.*	11,036	333,067
Carnival Corp. Ltd.	69,725	1,992,043
Churchill Downs, Inc.	3,033	271,878
Domino’s Pizza, Inc.	1,544	457,086
Expedia Group, Inc.	2,449	626,650
Flutter Entertainment plc, Class DI*	7,741	790,898

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Hyatt Hotels Corp., Class A (x)	13,404	$2,598,231
Marriott International, Inc., Class A	19,179	7,107,546
McDonald’s Corp.	51,567	13,939,076
MGM Resorts International*	10,167	486,084
Norwegian Cruise Line Holdings Ltd.*	24,964	526,990
Restaurant Brands International, Inc.	8,012	580,950
Royal Caribbean Cruises Ltd.	5,953	1,890,256
Starbucks Corp.	28,094	2,870,926
Texas Roadhouse, Inc., Class A	2,445	472,447
Travel + Leisure Co.	2,295	175,407
Vail Resorts, Inc. (x)	364	49,559
Wyndham Hotels & Resorts, Inc.	368	30,989
Wynn Resorts Ltd.	625	60,681
Yum! Brands, Inc.	10,594	1,693,557

		40,116,760

Household Durables (0.7%)
DR Horton, Inc.	13,739	2,237,808
Garmin Ltd.	8,981	2,133,347
Lennar Corp., Class A	83,160	7,525,148
Lennar Corp., Class B (x)	491	43,557
Mohawk Industries, Inc.*	2,736	331,959
NVR, Inc.*	86	585,952
PulteGroup, Inc.	10,338	1,418,477
SharkNinja, Inc.*	3,898	593,549
Somnigroup International, Inc.	9,283	727,787
Sony Group Corp. (ADR)	378,064	7,583,964
Toll Brothers, Inc.	5,152	848,792
TopBuild Corp.*	1,492	528,959
Whirlpool Corp. (x)	3,431	135,250

		24,694,549

Leisure Products (0.0%)†
Brunswick Corp.	3,532	297,536
Hasbro, Inc.	5,768	476,379
Mattel, Inc.*	15,769	218,874
YETI Holdings, Inc.*	4,115	203,939

		1,196,728

Specialty Retail (1.3%)
AutoNation, Inc.*	1,346	250,073
AutoZone, Inc.*	1,305	4,170,702
Bath & Body Works, Inc.	80,664	1,865,758
Best Buy Co., Inc.	10,758	816,317
CarMax, Inc.*	7,734	409,051
Dick’s Sporting Goods, Inc.	3,453	783,175
Five Below, Inc.*	1,782	320,386
Floor & Decor Holdings, Inc., Class A*	5,821	345,535
GameStop Corp., Class A*	22,388	494,327
Gap, Inc. (The)	12,153	227,018
Home Depot, Inc. (The)	14,168	4,996,770
Lithia Motors, Inc., Class A	1,227	356,431
Lowe’s Cos., Inc.	95,306	21,014,020
O’Reilly Automotive, Inc.*	45,368	4,177,939
Penske Automotive Group, Inc.	965	172,687
Ross Stores, Inc.	2,215	471,463
TJX Cos., Inc. (The)	32,871	4,979,956
Tractor Supply Co.	28,739	908,440
Ulta Beauty, Inc.*	1,855	836,568
Valvoline, Inc.*	718	28,390
Wayfair, Inc., Class A (x)*	5,688	525,685
Williams-Sonoma, Inc.	5,562	1,296,502

		49,447,193

Textiles, Apparel & Luxury Goods (0.1%)
Amer Sports, Inc.*	8,496	287,505
Birkenstock Holding plc (x)*	2,195	94,451
Columbia Sportswear Co.	1,174	72,577
Crocs, Inc.*	2,643	318,851
Deckers Outdoor Corp.*	7,093	704,264
Lululemon Athletica, Inc.*	5,453	622,623
NIKE, Inc., Class B	64,515	2,648,341
PVH Corp.	2,478	184,016
Ralph Lauren Corp.	738	296,240
VF Corp.	19,198	320,223

		5,549,091

Total Consumer Discretionary		288,144,173

Consumer Staples (5.4%)
Beverages (1.3%)
Brown-Forman Corp., Class A (x)	2,350	64,296
Brown-Forman Corp., Class B	7,355	196,011
Coca-Cola Co. (The)	322,267	26,190,639
Coca-Cola Consolidated, Inc.	2,731	521,403
Coca-Cola Europacific Partners plc	23,470	2,348,643
Constellation Brands, Inc., Class A	7,546	1,049,573
Keurig Dr. Pepper, Inc.	70,834	2,318,397
Molson Coors Beverage Co., Class B	8,369	326,056
Monster Beverage Corp.*	20,832	2,002,372
PepsiCo, Inc.	89,288	12,089,595
Primo Brands Corp.	13,339	326,005

		47,432,990

Consumer Staples Distribution & Retail (1.7%)
Albertsons Cos., Inc., Class A	18,131	245,312
BJ’s Wholesale Club Holdings, Inc.*	7,055	615,337
Casey’s General Stores, Inc.	234	185,981
Costco Wholesale Corp.	13,649	12,768,230
Dollar General Corp.	12,025	1,384,198
Dollar Tree, Inc.*	30,163	3,648,215
Kroger Co. (The)	49,337	2,739,684
Maplebear, Inc.*	4,468	211,560
Performance Food Group Co.*	8,222	919,137
Sprouts Farmers Market, Inc.*	5,116	432,711
Sysco Corp.	13,723	1,146,968
Target Corp.	24,812	3,240,695
US Foods Holding Corp.*	31,582	3,229,260
Walmart, Inc.	275,954	31,254,550

		62,021,838

Food Products (0.6%)
Archer-Daniels-Midland Co.	26,218	2,003,055
Bunge Global SA	7,257	774,540
Campbell’s Co. (The) (x)	10,839	241,385
Conagra Brands, Inc.	26,044	350,552
Darling Ingredients, Inc.*	8,557	467,383
Freshpet, Inc.*	2,645	156,372
General Mills, Inc.	29,148	1,014,350
Hershey Co. (The)	7,160	1,256,222

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Hormel Foods Corp.	15,837	$393,074
Ingredion, Inc.	3,421	324,003
J M Smucker Co. (The)	5,712	642,600
JBS NV, Class A	17,828	211,262
Kraft Heinz Co. (The)	46,745	1,104,117
Lamb Weston Holdings, Inc.	7,210	311,328
McCormick & Co., Inc. (Non-Voting)	125,126	6,308,853
Mondelez International, Inc., Class A	70,177	4,059,038
Pilgrim’s Pride Corp.	2,317	65,131
Post Holdings, Inc.*	2,220	195,937
Seaboard Corp.	13	58,036
Smithfield Foods, Inc.	2,514	60,990
Tyson Foods, Inc., Class A	15,048	861,498

		20,859,726

Household Products (1.0%)
Church & Dwight Co., Inc.	12,946	1,254,208
Clorox Co. (The)	6,583	628,281
Colgate-Palmolive Co.	24,751	2,269,172
Kimberly-Clark Corp.	40,252	4,418,462
Procter & Gamble Co. (The)	180,268	26,434,500
Reckitt Benckiser Group plc	25,866	1,686,283
Reynolds Consumer Products, Inc.	2,982	80,067

		36,770,973

Personal Care Products (0.1%)
e.l.f. Beauty, Inc.*	3,155	233,470
Estee Lauder Cos., Inc. (The), Class A	11,074	874,292
Kenvue, Inc.	149,071	2,848,747

		3,956,509

Tobacco (0.7%)
Altria Group, Inc.	124,098	8,928,851
Philip Morris International, Inc.	104,145	18,840,872

		27,769,723

Total Consumer Staples		198,811,759

Energy (4.1%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	70,703	3,924,016
Halliburton Co.	45,540	1,546,083
NOV, Inc.	19,519	362,077
SLB Ltd.	81,732	3,799,721
TechnipFMC plc	13,069	866,475
Weatherford International plc	3,857	314,346

		10,812,718

Oil, Gas & Consumable Fuels (3.8%)
Antero Midstream Corp.	18,037	410,342
Antero Resources Corp.*	16,221	570,006
APA Corp.	19,272	627,689
Cheniere Energy, Inc.	10,671	2,550,476
Chevron Corp.	166,839	27,655,233
Chord Energy Corp.	3,077	351,701
ConocoPhillips	121,372	12,617,833
Devon Energy Corp.	61,615	2,545,932
Diamondback Energy, Inc.	10,470	1,840,416
DT Midstream, Inc.	5,558	815,581
EOG Resources, Inc.	76,248	9,891,653
EQT Corp.	32,975	1,753,281
Expand Energy Corp.	12,431	1,133,583
Exxon Mobil Corp.	330,845	45,233,128
HF Sinclair Corp.	8,458	589,100
Kinder Morgan, Inc.	106,299	3,398,379
Marathon Petroleum Corp.	7,878	2,014,168
Matador Resources Co.	5,747	286,086
Occidental Petroleum Corp.	39,639	1,925,266
ONEOK, Inc.	34,455	2,995,518
Ovintiv, Inc.	15,454	813,653
Permian Resources Corp., Class A	37,887	697,500
Phillips 66	20,574	3,478,035
Range Resources Corp.	12,745	473,986
TotalEnergies SE	94,908	7,380,046
Valero Energy Corp.	14,228	3,705,540
Viper Energy, Inc., Class A	10,350	438,840
Williams Cos., Inc. (The)	66,650	4,954,761

		141,147,732

Total Energy		151,960,450

Financials (15.7%)
Banks (5.7%)
Bank of America Corp.	453,815	25,858,379
Bank OZK	5,616	292,537
BOK Financial Corp.	1,031	143,185
Central BanCo, Inc., Class A (x)	1,068	32,446
Citigroup, Inc.	124,739	17,458,470
Citizens Financial Group, Inc.	23,095	1,618,267
Columbia Banking System, Inc.	15,757	505,012
Commerce Bancshares, Inc.	7,400	427,350
Cullen/Frost Bankers, Inc.	42,945	6,635,861
East West Bancorp, Inc.	7,432	959,397
Fifth Third Bancorp	49,436	2,786,707
First Citizens BancShares, Inc., Class A	1,279	2,661,330
First Hawaiian, Inc.	6,610	193,673
First Horizon Corp.	25,884	663,666
FNB Corp.	19,191	366,164
Huntington Bancshares, Inc.	110,108	1,952,215
JPMorgan Chase & Co.	194,305	63,601,856
KeyCorp	50,623	1,166,860
M&T Bank Corp.	15,898	3,783,883
Mitsubishi UFJ Financial Group, Inc. (ADR) (x)	468,612	9,320,693
Pinnacle Financial Partners, Inc.	7,675	774,254
PNC Financial Services Group, Inc. (The)	76,835	18,918,314
Popular, Inc.	3,217	528,167
Prosperity Bancshares, Inc.	5,336	389,688
Regions Financial Corp.	46,675	1,409,585
SouthState Bank Corp.	5,300	529,470
TFS Financial Corp. (x)	2,858	50,644
Truist Financial Corp.	68,139	3,394,685
US Bancorp	243,824	14,726,970
Webster Financial Corp.	8,813	673,489
Wells Fargo & Co.	356,541	29,464,548
Western Alliance Bancorp	4,731	388,888
Wintrust Financial Corp.	3,627	582,931
Zions Bancorp NA	7,929	548,608

		212,808,192

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Capital Markets (4.0%)
Affiliated Managers Group, Inc.	1,395	$472,068
Ameriprise Financial, Inc.	27,987	12,839,316
Ares Management Corp., Class A	10,874	1,210,385
Bank of New York Mellon Corp. (The)	35,165	5,085,211
BlackRock, Inc.	12,829	12,335,853
Blackstone, Inc.	52,976	6,233,686
Blue Owl Capital, Inc., Class A	35,982	314,842
Brookfield Asset Management Ltd., Class A	1,372	61,534
Bullish (x)*	1,062	24,883
Carlyle Group, Inc. (The)	14,505	610,806
Cboe Global Markets, Inc.	5,726	1,389,528
Charles Schwab Corp. (The)	132,066	12,185,730
CME Group, Inc.	25,596	5,652,365
Coinbase Global, Inc., Class A*	12,008	1,755,449
Evercore, Inc., Class A	2,005	684,587
FactSet Research Systems, Inc.	1,979	455,328
Franklin Resources, Inc.	14,653	487,505
Freedom Holding Corp. (x)*	143	18,657
Galaxy Digital, Inc., Class A (x)*	10,214	279,251
Goldman Sachs Group, Inc. (The)	17,204	17,399,609
Hamilton Lane, Inc., Class A	2,151	169,563
Houlihan Lokey, Inc., Class A	2,979	399,573
Interactive Brokers Group, Inc., Class A	14,252	1,240,494
Intercontinental Exchange, Inc.	30,721	3,782,062
Invesco Ltd.	19,671	519,118
Jefferies Financial Group, Inc.	24,441	1,221,561
KKR & Co., Inc.	70,899	6,507,110
Lazard, Inc.	4,239	177,784
LPL Financial Holdings, Inc.	2,818	793,774
MarketAxess Holdings, Inc.	1,910	216,766
Moody’s Corp.	4,409	1,996,924
Morgan Stanley	119,115	24,899,800
Morningstar, Inc.	994	155,084
MSCI, Inc.	3,645	2,041,346
Nasdaq, Inc.	97,296	7,668,871
Northern Trust Corp.	9,523	1,655,478
Raymond James Financial, Inc.	9,661	1,468,762
Robinhood Markets, Inc., Class A*	7,220	724,022
S&P Global, Inc.	16,160	6,581,322
SEI Investments Co.	5,559	487,580
State Street Corp.	22,734	3,855,686
Stifel Financial Corp.	8,148	568,486
T. Rowe Price Group, Inc.	11,513	1,308,913
TPG, Inc., Class A	7,932	321,643
Tradeweb Markets, Inc., Class A	5,883	586,300
Virtu Financial, Inc., Class A	4,518	269,137
XP, Inc., Class A	21,460	348,940

		149,462,692

Consumer Finance (0.9%)
Ally Financial, Inc.	13,587	624,323
American Express Co.	38,876	13,149,807
Capital One Financial Corp.	90,886	18,233,549
Credit Acceptance Corp.*	180	114,613
Figure Technology Solutions, Inc., Class A*	4,154	127,569
OneMain Holdings, Inc.	6,308	384,599
SLM Corp.	10,185	264,199
SoFi Technologies, Inc.*	60,832	1,090,718
Synchrony Financial	18,359	1,396,202

		35,385,579

Financial Services (2.0%)
Apollo Global Management, Inc.	22,951	2,715,333
Berkshire Hathaway, Inc., Class B#*	104,945	52,513,429
Block, Inc., Class A*	28,463	2,163,188
Chime Financial, Inc., Class A*	13,468	275,825
Corebridge Financial, Inc.	13,455	385,217
Corpay, Inc.*	2,196	731,861
Equitable Holdings, Inc.‡	7,085	310,890
Euronet Worldwide, Inc.*	1,928	141,110
Fidelity National Information Services, Inc.	28,285	1,099,721
Fiserv, Inc.*	38,631	1,894,850
Global Payments, Inc.	12,574	912,369
Jack Henry & Associates, Inc.	3,931	541,456
Mastercard, Inc., Class A	4,698	2,412,893
MGIC Investment Corp.	11,350	320,070
PayPal Holdings, Inc.	76,007	3,281,982
Rocket Cos., Inc., Class A*	52,953	834,010
Shift4 Payments, Inc., Class A (x)*	1,904	92,611
UWM Holdings Corp., Class A (x)	13,709	31,394
Visa, Inc., Class A	5,972	2,048,933
Voya Financial, Inc.	5,042	456,452
Western Union Co. (The) (x)	16,956	130,561
WEX, Inc.*	1,739	245,355

		73,539,510

Insurance (3.0%)
Aflac, Inc.	24,889	2,918,235
Allstate Corp. (The)	14,022	3,336,395
American Financial Group, Inc.	3,621	506,723
American International Group, Inc.	133,085	9,918,825
Aon plc, Class A	26,822	8,896,589
Arch Capital Group Ltd.*	19,003	1,844,431
Arthur J Gallagher & Co.	13,937	3,199,517
Assurant, Inc.	2,706	726,642
Assured Guaranty Ltd.	2,284	183,085
Axis Capital Holdings Ltd.	4,004	430,190
Brighthouse Financial, Inc.*	3,104	196,483
Brown & Brown, Inc.	16,125	1,034,419
Chubb Ltd.	37,124	12,649,632
Cincinnati Financial Corp.	8,321	1,540,550
CNA Financial Corp.	1,092	53,082
Everest Group Ltd.	12,801	4,572,901
Fidelity National Financial, Inc.	13,906	655,807
First American Financial Corp.	5,330	365,585
Globe Life, Inc.	4,267	762,428
Hanover Insurance Group, Inc. (The)	1,899	406,614
Hartford Insurance Group, Inc. (The)	22,892	3,033,648
Kinsale Capital Group, Inc.	1,194	393,793
Lincoln National Corp.	9,388	331,866
Loews Corp.	9,139	1,034,626
Markel Group, Inc.*	676	1,320,235
Marsh & McLennan Cos., Inc.	57,405	9,567,691
MetLife, Inc.	44,244	3,743,485
Old Republic International Corp.	12,318	504,053
Primerica, Inc.	1,711	486,266

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Principal Financial Group, Inc.	11,698	$1,260,810
Progressive Corp. (The)	64,950	14,188,327
Prudential Financial, Inc.	19,018	2,052,613
Reinsurance Group of America, Inc.	3,578	760,862
RenaissanceRe Holdings Ltd.	2,282	723,166
RLI Corp.	4,474	264,279
Ryan Specialty Holdings, Inc., Class A	5,170	195,219
Travelers Cos., Inc. (The)	32,136	10,608,736
Unum Group	14,607	1,305,866
W.R. Berkley Corp.	12,401	874,643
White Mountains Insurance Group Ltd.	132	273,687
Willis Towers Watson plc	20,784	5,432,314

		112,554,318

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT) (x)	62,622	682,580
Annaly Capital Management, Inc. (REIT)	40,107	896,793
Rithm Capital Corp. (REIT)	30,393	285,390
Starwood Property Trust, Inc. (REIT) (x)	19,108	312,989

		2,177,752

Total Financials		585,928,043

Health Care (9.7%)
Biotechnology (1.9%)
AbbVie, Inc.	107,511	27,054,068
Amgen, Inc.	34,201	12,384,866
Arrowhead Pharmaceuticals, Inc.*	2,737	223,093
Ascendis Pharma A/S*	150	40,008
Biogen, Inc.*	8,056	1,740,579
BioMarin Pharmaceutical, Inc.*	10,480	599,666
Bridgebio Pharma, Inc.*	511	38,059
Caris Life Sciences, Inc.*	693	12,349
Exelixis, Inc.*	10,148	552,153
Gilead Sciences, Inc.	87,648	11,073,448
Incyte Corp.*	9,058	1,026,815
Ionis Pharmaceuticals, Inc. (x)*	504	39,962
Moderna, Inc.*	19,890	1,392,897
Neurocrine Biosciences, Inc.*	754	127,075
Regeneron Pharmaceuticals, Inc.	6,656	4,150,282
Roivant Sciences Ltd.*	26,745	946,506
United Therapeutics Corp.*	2,263	1,226,161
Vertex Pharmaceuticals, Inc.*	13,898	6,903,554
Viking Therapeutics, Inc.*	5,765	224,893

		69,756,434

Health Care Equipment & Supplies (1.7%)
Abbott Laboratories	137,522	12,478,746
Alcon AG (x)	75,617	5,073,901
Align Technology, Inc.*	3,656	616,621
Baxter International, Inc.	28,082	598,708
Becton Dickinson & Co.	15,538	2,351,366
Boston Scientific Corp.*	81,056	3,459,470
Cooper Cos., Inc. (The)*	10,626	761,991
Edwards Lifesciences Corp.*	110,200	9,968,692
Envista Holdings Corp.*	8,850	233,198
GE HealthCare Technologies, Inc.	24,827	1,589,176
Globus Medical, Inc., Class A*	6,127	484,094
IDEXX Laboratories, Inc.*	691	363,770
Medline, Inc., Class A*	98,910	3,901,010
Medtronic plc	155,462	12,161,792
ResMed, Inc.	7,942	1,547,737
Solventum Corp.*	8,075	622,986
STERIS plc	5,351	1,126,760
Stryker Corp.	18,904	5,951,735
Teleflex, Inc.	2,413	305,872
Zimmer Biomet Holdings, Inc.	10,611	913,501

		64,511,126

Health Care Providers & Services (2.4%)
Cardinal Health, Inc.	6,939	1,648,429
Centene Corp.*	24,800	1,591,912
Chemed Corp.	712	331,607
Cigna Group (The)	51,255	14,129,978
CVS Health Corp.	80,709	8,349,346
DaVita, Inc.*	1,668	371,097
Elevance Health, Inc.	20,852	8,064,094
Encompass Health Corp.	22,517	2,276,018
Ensign Group, Inc. (The)	3,088	495,007
Guardant Health, Inc.*	778	116,723
HCA Healthcare, Inc.	8,164	3,183,062
Henry Schein, Inc.*	5,388	450,006
Humana, Inc.	15,451	6,137,446
Labcorp Holdings, Inc.	11,794	3,302,320
McKesson Corp.	12,214	9,228,898
Molina Healthcare, Inc.*	2,813	643,333
Quest Diagnostics, Inc.	6,036	1,279,330
Tenet Healthcare Corp.*	4,668	873,290
UnitedHealth Group, Inc.	59,823	24,864,234
Universal Health Services, Inc., Class B	2,783	413,804

		87,749,934

Health Care Technology (0.0%)†
Doximity, Inc., Class A*	7,113	147,524
Veeva Systems, Inc., Class A*	8,156	1,447,445

		1,594,969

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	15,439	2,050,762
Avantor, Inc.*	36,022	356,618
Bio-Rad Laboratories, Inc., Class A*	992	291,261
Bio-Techne Corp.	8,547	603,846
Bruker Corp.	6,061	364,751
Charles River Laboratories International, Inc.*	2,680	607,797
Danaher Corp.	34,544	6,579,941
ICON plc*	11,071	1,923,143
Illumina, Inc.*	8,305	1,460,268
IQVIA Holdings, Inc.*	14,205	2,744,690
Mettler-Toledo International, Inc.*	1,105	1,411,649
QIAGEN NV	11,237	439,367
Repligen Corp.*	2,909	396,904
Revvity, Inc.	6,102	678,909
Sotera Health Co.*	15,263	270,918
Thermo Fisher Scientific, Inc.	26,097	13,083,992
Waters Corp.*	5,373	2,015,090
West Pharmaceutical Services, Inc.	3,822	1,372,098

		36,652,004

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (2.7%)
Bristol-Myers Squibb Co.	142,767	$8,226,234
Elanco Animal Health, Inc.*	27,008	664,667
Eli Lilly & Co.	803	963,142
Jazz Pharmaceuticals plc*	3,260	785,562
Johnson & Johnson	171,154	43,467,981
Merck & Co., Inc.	226,506	29,106,021
Organon & Co.	14,306	193,703
Pfizer, Inc.#	449,235	10,817,579
Royalty Pharma plc, Class A	69,469	3,895,127
Viatris, Inc.	63,528	1,008,825
Zoetis, Inc.	4,895	351,755

		99,480,596

Total Health Care		359,745,063

Industrials (9.3%)
Aerospace & Defense (2.1%)
AeroVironment, Inc.*	2,083	343,841
Boeing Co. (The)*	45,105	9,763,879
BWX Technologies, Inc.	260	50,609
Curtiss-Wright Corp.	986	747,151
General Dynamics Corp.	56,534	20,026,604
Hexcel Corp.	3,377	337,903
Honeywell Aerospace, Inc.*	34,250	7,571,990
Huntington Ingalls Industries, Inc.	2,141	599,245
Kratos Defense & Security Solutions, Inc.*	9,420	469,681
L3Harris Technologies, Inc.	10,170	2,955,300
Leonardo DRS, Inc.	4,131	176,270
Loar Holdings, Inc.*	2,408	194,109
Northrop Grumman Corp.	12,742	6,489,628
RTX Corp.	140,505	26,658,014
StandardAero, Inc.*	12,476	373,157
Textron, Inc.	9,459	867,674
TransDigm Group, Inc.	1,517	2,020,705

		79,645,760

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	9,528	1,794,503
Expeditors International of Washington, Inc.	7,241	1,180,138
FedEx Corp.	11,968	3,747,540
GXO Logistics, Inc.*	6,240	316,368
United Parcel Service, Inc., Class B	40,826	4,388,795

		11,427,344

Building Products (0.5%)
A.O. Smith Corp.	6,107	383,031
Advanced Drainage Systems, Inc.	3,973	623,602
Allegion plc	4,651	653,419
Armstrong World Industries, Inc.	1,711	274,479
Builders FirstSource, Inc.*	5,727	512,452
Carlisle Cos., Inc.	1,970	714,618
Carrier Global Corp.	104,206	7,643,510
Fortune Brands Innovations, Inc.	6,337	347,901
Hayward Holdings, Inc.*	11,375	196,901
Johnson Controls International plc	31,320	4,576,165
Lennox International, Inc.	1,216	696,707
Masco Corp.	11,026	897,186
Owens Corning	4,355	692,271
Simpson Manufacturing Co., Inc.	2,249	470,828
Trane Technologies plc	2,189	1,075,149
Trex Co., Inc.*	5,634	281,925

		20,040,144

Commercial Services & Supplies (0.3%)
Clean Harbors, Inc.*	2,254	673,382
Copart, Inc.*	48,212	1,359,096
GFL Environmental, Inc.	14,215	522,970
MSA Safety, Inc.	1,988	347,065
RB Global, Inc.	10,164	1,183,598
Republic Services, Inc.	10,877	2,317,671
Tetra Tech, Inc.	14,209	410,498
Veralto Corp.	13,417	1,189,820
Waste Management, Inc.	14,868	3,313,780

		11,317,880

Construction & Engineering (0.1%)
AECOM	7,045	491,741
API Group Corp.*	20,841	882,616
Dycom Industries, Inc.*	976	493,456
Everus Construction Group, Inc.*	384	63,725
Primoris Services Corp.	2,780	275,553
Valmont Industries, Inc.	1,035	597,816
WillScot Holdings Corp.	9,652	278,557

		3,083,464

Electrical Equipment (0.9%)
Acuity, Inc.	1,653	622,619
AMETEK, Inc.	12,503	3,024,976
Eaton Corp. plc	39,101	16,661,718
Emerson Electric Co.	30,713	4,396,566
GE Vernova, Inc.	2,536	2,979,445
Generac Holdings, Inc.*	3,163	926,158
Hubbell, Inc., Class B	2,895	1,514,664
Nextpower, Inc., Class A*	8,090	963,843
nVent Electric plc	5,199	881,802
Regal Rexnord Corp.	3,626	863,677
Rockwell Automation, Inc.	1,085	537,162
Sensata Technologies Holding plc	7,900	377,146
Vertiv Holdings Co., Class A	2,010	672,988
X-Energy, Inc., Class A*	2,304	42,301

		34,465,065

Ground Transportation (1.2%)
Avis Budget Group, Inc.*	660	97,568
CSX Corp.	101,514	4,824,960
Fedex Freight Holding Co., Inc.*	5,984	903,584
JB Hunt Transport Services, Inc.	4,110	1,189,557
Knight-Swift Transportation Holdings, Inc., Class A	8,641	672,875
Landstar System, Inc.	1,245	257,479
Lyft, Inc., Class A*	17,770	259,620
Norfolk Southern Corp.	12,296	3,868,199
Old Dominion Freight Line, Inc.	8,088	1,751,861
Ryder System, Inc.	2,051	540,992
Saia, Inc.*	1,458	614,051
Schneider National, Inc., Class B	2,813	102,759
Uber Technologies, Inc.*	184,920	13,343,827
U-Haul Holding Co. (Nasdaq Stock Exchange)*	402	26,307
U-Haul Holding Co. (New York Stock Exchange)	5,242	302,463

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Union Pacific Corp.	52,590	$14,304,480

		43,060,582

Industrial Conglomerates (0.3%)
3M Co.	24,565	3,977,319
Honeywell International, Inc.	34,250	7,668,575

		11,645,894

Machinery (2.5%)
AGCO Corp.	3,270	391,419
Allison Transmission Holdings, Inc.	3,861	435,289
Caterpillar, Inc.	3,204	3,411,940
Chart Industries, Inc.*	2,607	544,706
CNH Industrial NV	202,255	2,271,324
Crane Co.	2,705	603,404
Cummins, Inc.	4,127	2,943,418
Deere & Co.	17,869	11,334,843
Donaldson Co., Inc.	6,305	566,000
Dover Corp.	7,285	1,633,880
Esab Corp.	3,120	307,725
Flowserve Corp.	6,960	516,154
Fortive Corp.	16,635	1,016,232
Gates Industrial Corp. plc*	13,657	381,986
Graco, Inc.	9,020	682,002
IDEX Corp.	4,047	918,467
Illinois Tool Works, Inc.	23,995	6,489,928
Ingersoll Rand, Inc.	21,394	1,754,094
ITT, Inc.	4,873	963,684
Lincoln Electric Holdings, Inc.	2,224	590,494
Middleby Corp. (The)*	2,368	407,320
Mueller Industries, Inc.	5,931	729,098
Nordson Corp.	2,883	869,772
Oshkosh Corp.	44,840	6,882,043
Otis Worldwide Corp.	21,001	1,503,672
PACCAR, Inc.	98,408	11,820,769
Parker-Hannifin Corp.	25,022	24,474,519
Pentair plc	8,759	671,465
RBC Bearings, Inc.*	1,403	903,616
Snap-on, Inc.	2,771	1,115,050
SPX Technologies, Inc.*	2,658	651,662
Stanley Black & Decker, Inc.	8,492	799,267
Timken Co. (The)	3,519	511,381
Toro Co. (The)	5,221	508,630
Watts Water Technologies, Inc., Class A	1,489	582,869
Westinghouse Air Brake Technologies Corp.#	9,223	2,486,521
Xylem, Inc.	12,969	1,533,065

		94,207,708

Marine Transportation (0.0%)†
Kirby Corp.*	2,912	395,945

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	5,153	268,986
Delta Air Lines, Inc.	33,603	3,147,257
Southwest Airlines Co.	22,892	1,177,107
United Airlines Holdings, Inc.*	16,619	2,260,018

		6,853,368

Professional Services (0.5%)
Amentum Holdings, Inc.*	8,337	172,326
Automatic Data Processing, Inc.	13,859	3,103,723
Booz Allen Hamilton Holding Corp.	5,074	307,840
Broadridge Financial Solutions, Inc.	6,303	863,196
CACI International, Inc., Class A*	1,195	553,596
Equifax, Inc.	24,066	3,819,756
ExlService Holdings, Inc.*	6,843	176,960
FTI Consulting, Inc.*	1,622	241,694
Genpact Ltd.	8,483	233,282
Jacobs Solutions, Inc.	6,389	805,014
KBR, Inc.	6,857	236,772
Leidos Holdings, Inc.	6,850	705,344
Parsons Corp.*	2,023	105,985
Paychex, Inc.	17,596	1,730,215
Paycom Software, Inc.	2,238	281,272
Paylocity Holding Corp.*	2,210	231,011
Robert Half, Inc.	5,391	165,504
Science Applications International Corp. (x)	2,343	258,691
SS&C Technologies Holdings, Inc.	11,337	703,461
TransUnion	10,523	759,129
UL Solutions, Inc., Class A	2,741	279,198
Verisk Analytics, Inc.	7,157	1,284,896

		17,018,865

Trading Companies & Distributors (0.4%)
Applied Industrial Technologies, Inc.	2,009	679,343
Core & Main, Inc., Class A*	10,243	494,225
Fastenal Co.	11,447	549,799
Ferguson Enterprises, Inc.	9,933	2,357,399
MSC Industrial Direct Co., Inc., Class A	2,476	294,520
QXO, Inc. (x)*	35,458	612,714
SiteOne Landscape Supply, Inc.*	2,382	272,525
Sunbelt Rentals Holdings, Inc.	22,423	1,677,465
United Rentals, Inc.	2,627	2,976,102
W.W. Grainger, Inc.	1,935	2,632,374
Watsco, Inc.	1,910	795,954
WESCO International, Inc.	2,615	903,300

		14,245,720

Total Industrials		347,407,739

Information Technology (16.8%)
Communications Equipment (1.1%)
Cisco Systems, Inc.#	215,978	25,368,776
F5, Inc.*	11,862	4,934,117
Motorola Solutions, Inc.	25,907	10,758,918

		41,061,811

Electronic Equipment, Instruments & Components (0.7%)
Advanced Energy Industries, Inc.	109	40,643
Arrow Electronics, Inc.*	2,781	593,493
Avnet, Inc.	4,434	393,828
CDW Corp.	6,983	982,089
Cognex Corp.	9,119	660,398
Coherent Corp.*	7,667	3,024,402
Flex Ltd.*	20,018	3,244,317
Ingram Micro Holding Corp.	2,403	65,914
IPG Photonics Corp. (x)*	1,403	164,600
Keysight Technologies, Inc.*	4,012	1,404,481
Littelfuse, Inc.	1,358	618,338
Ralliant Corp.	6,121	450,689

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Sanmina Corp.*	1,877	$475,031
TD SYNNEX Corp.	4,184	1,118,551
Teledyne Technologies, Inc.*	16,073	10,719,084
TTM Technologies, Inc.*	766	143,257
Vontier Corp.	7,660	222,140
Zebra Technologies Corp., Class A*	2,622	690,268

		25,011,523

IT Services (0.7%)
Accenture plc, Class A	37,018	4,606,520
Akamai Technologies, Inc.*	7,878	931,258
Amdocs Ltd.	5,778	292,020
Applied Digital Corp. (x)*	13,923	519,328
Cognizant Technology Solutions Corp., Class A	25,934	1,004,424
EPAM Systems, Inc.*	2,783	220,831
International Business Machines Corp.	51,431	14,462,912
Kyndryl Holdings, Inc.*	11,485	129,895
MongoDB, Inc.*	381	127,978
Okta, Inc.*	9,211	1,256,841
Twilio, Inc., Class A*	6,885	1,420,582
VeriSign, Inc.	8,751	2,201,402

		27,173,991

Semiconductors & Semiconductor Equipment (5.2%)
Advanced Micro Devices, Inc.*	3,823	2,220,819
Amkor Technology, Inc.	6,815	587,657
Analog Devices, Inc.	45,051	17,892,906
Applied Materials, Inc.	8,851	6,399,273
Broadcom, Inc.	26,895	10,159,586
Cirrus Logic, Inc.*	2,777	412,468
Enphase Energy, Inc.*	7,001	344,729
Entegris, Inc.	7,136	1,283,481
First Solar, Inc.*	5,276	1,244,925
GLOBALFOUNDRIES, Inc.	6,894	568,135
Intel Corp.*	253,754	35,431,671
KLA Corp.	49,280	14,868,269
Lam Research Corp.	25,722	11,146,114
Microchip Technology, Inc.	93,232	8,502,758
Micron Technology, Inc.	6,640	7,664,486
MKS, Inc.	3,351	1,490,525
NVIDIA Corp.	143,062	28,625,276
NXP Semiconductors NV	38,030	10,687,571
ON Semiconductor Corp.*	20,356	1,924,456
Onto Innovation, Inc.*	2,181	825,399
Qnity Electronics, Inc.	11,461	1,871,696
Qorvo, Inc.*	4,606	429,602
QUALCOMM, Inc.	122,870	22,705,147
Skyworks Solutions, Inc. (x)	8,208	556,502
Texas Instruments, Inc.	17,841	5,317,867
Universal Display Corp. (x)	2,352	203,660

		193,364,978

Software (4.8%)
Adobe, Inc.*	25,578	5,244,002
AppLovin Corp., Class A*	1,672	861,465
Aurora Innovation, Inc., Class A (x)*	65,828	448,947
Autodesk, Inc.*	34,130	6,635,555
Bentley Systems, Inc., Class B	7,118	212,757
BILL Holdings, Inc.*	4,739	171,362
BitMine Immersion Technologies, Inc.	30,808	410,054
CCC Intelligent Solutions Holdings, Inc.*	29,955	154,568
Circle Internet Group, Inc., Class A*	9,776	612,271
Docusign, Inc.*	9,920	440,646
Dolby Laboratories, Inc., Class A	3,252	170,990
Dropbox, Inc., Class A*	8,310	228,276
Dynatrace, Inc.*	13,321	584,925
Elastic NV*	2,427	138,387
Fair Isaac Corp.*	220	262,852
Figma, Inc., Class A (x)*	11,650	210,748
Gen Digital, Inc.	127,057	3,162,449
Gitlab, Inc., Class A*	7,793	237,920
Guidewire Software, Inc.*	2,199	270,587
HubSpot, Inc.*	315	57,491
Intuit, Inc.	10,135	2,645,235
IREN Ltd.*	15,484	708,083
Klaviyo, Inc., Class A (x)*	5,886	88,879
Microsoft Corp.	308,278	114,993,860
Nutanix, Inc., Class A*	14,159	721,543
Oracle Corp.	37,508	5,496,797
Palantir Technologies, Inc., Class A*	6,474	755,322
Pegasystems, Inc.	3,421	102,527
PTC, Inc.*	6,499	738,351
RingCentral, Inc., Class A	3,598	140,250
Roper Technologies, Inc.	5,590	1,891,600
Rubrik, Inc., Class A*	2,768	222,215
SailPoint, Inc. (x)*	3,577	52,367
Salesforce, Inc.	57,977	9,082,677
SentinelOne, Inc., Class A*	5,498	93,301
Strategy, Inc.*	17,890	1,555,178
Synopsys, Inc.*	25,714	11,470,244
Trimble, Inc.*	12,640	646,915
Tyler Technologies, Inc.*	2,299	672,365
UiPath, Inc., Class A (x)*	21,803	236,999
Unity Software, Inc.*	19,704	563,140
Workday, Inc., Class A*	10,387	1,271,577
Zoom Communications, Inc., Class A*	25,640	2,212,988
Zscaler, Inc.*	1,653	233,321

		177,111,986

Technology Hardware, Storage & Peripherals (4.3%)
Apple, Inc.	483,801	139,992,657
Dell Technologies, Inc., Class C	14,507	6,259,190
Everpure, Inc., Class A*	2,342	184,526
Hewlett Packard Enterprise Co.	72,391	3,265,558
HP, Inc.	49,954	1,095,991
IonQ, Inc. (x)*	20,058	1,068,289
NetApp, Inc.	6,945	1,074,808
Seagate Technology Holdings plc	1,880	1,814,200
Super Micro Computer, Inc.*	27,594	809,332
Western Digital Corp.	7,894	5,042,056

		160,606,607

Total Information Technology		624,330,896

Materials (3.6%)
Chemicals (2.1%)
Air Products and Chemicals, Inc.	34,316	10,060,765
Albemarle Corp.	6,443	869,998

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Axalta Coating Systems Ltd.*	11,668	$399,279
Celanese Corp.	6,110	281,060
CF Industries Holdings, Inc.	8,376	906,786
Corteva, Inc.	224,807	19,038,905
Dow, Inc.	39,387	1,077,628
DuPont de Nemours, Inc.	7,981	1,082,543
Eastman Chemical Co.	6,204	415,544
Ecolab, Inc.	45,304	12,622,147
Element Solutions, Inc.	12,475	595,681
International Flavors & Fragrances, Inc.	13,979	1,107,416
Linde plc	25,207	13,080,921
LyondellBasell Industries NV, Class A	14,099	742,312
Mosaic Co. (The)	17,362	367,901
NewMarket Corp.	336	265,857
Olin Corp.	6,207	123,023
PPG Industries, Inc.	12,194	1,479,010
RPM International, Inc.	68,179	7,578,096
Scotts Miracle-Gro Co. (The)	2,427	165,303
Sherwin-Williams Co. (The)	9,322	3,209,751
Westlake Corp.	1,801	131,473

		75,601,399

Construction Materials (0.6%)
CRH plc	68,074	7,283,918
Eagle Materials, Inc.	11,606	2,611,350
James Hardie Industries plc (ADR)*	8,158	213,576
Martin Marietta Materials, Inc.	19,383	11,178,176
Vulcan Materials Co.	7,086	2,090,441

		23,377,461

Containers & Packaging (0.2%)
Amcor plc	25,251	1,094,631
AptarGroup, Inc.	3,464	433,693
Avery Dennison Corp.	4,187	679,759
Ball Corp.	14,545	907,608
Crown Holdings, Inc.	6,092	681,207
Graphic Packaging Holding Co.	15,961	168,708
International Paper Co.	28,681	1,092,746
Packaging Corp. of America	4,742	1,129,924
Silgan Holdings, Inc.	4,836	224,342
Smurfit Westrock plc	28,552	1,320,816
Sonoco Products Co.	5,355	301,754

		8,035,188

Metals & Mining (0.7%)
Alcoa Corp.	14,386	750,086
Almonty Industries, Inc.*	595	9,853
Anglogold Ashanti plc	2,636	213,226
Cleveland-Cliffs, Inc.*	30,936	290,489
Coeur Mining, Inc.	56,154	916,433
Freeport-McMoRan, Inc.	78,212	4,918,753
Hecla Mining Co.	32,701	504,577
MP Materials Corp. (x)*	7,840	439,118
Newmont Corp.	78,885	7,367,859
Nucor Corp.	12,049	2,683,915
Reliance, Inc.	10,948	4,090,173
Royal Gold, Inc.	4,635	925,192
Southern Copper Corp.	3,878	675,780
Steel Dynamics, Inc.	6,759	1,550,920

		25,336,374

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	3,466	272,636

Total Materials		132,623,058

Real Estate (2.3%)
Diversified REITs (0.0%)†
WP Carey, Inc. (REIT)	12,081	863,791

Health Care REITs (0.4%)
Alexandria Real Estate Equities, Inc. (REIT)	9,384	495,944
American Healthcare REIT, Inc. (REIT) (x)	10,433	544,081
Healthcare Realty Trust, Inc. (REIT), Class A	18,303	369,171
Healthpeak Properties, Inc. (REIT)	37,907	811,210
Janus Living, Inc. (REIT), Class A	2,532	72,770
Medical Properties Trust, Inc. (REIT) (x)	27,198	125,655
National Healthcare Properties, Inc. (REIT), Class A*	47,618	697,604
Omega Healthcare Investors, Inc. (REIT)	16,285	776,469
Ventas, Inc. (REIT)	26,477	2,351,158
Welltower, Inc. (REIT)	38,650	8,772,390

		15,016,452

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	37,099	879,617
Ryman Hospitality Properties, Inc. (REIT)	13,607	1,749,180

		2,628,797

Industrial REITs (0.4%)
Americold Realty Trust, Inc. (REIT) (x)	15,611	245,405
EastGroup Properties, Inc. (REIT)	2,915	590,375
First Industrial Realty Trust, Inc. (REIT)	7,207	441,861
Lineage, Inc. (REIT) (x)	3,794	164,090
Prologis, Inc. (REIT)	90,256	12,226,980
Rexford Industrial Realty, Inc. (REIT)	12,314	412,519
STAG Industrial, Inc. (REIT)	10,459	398,070

		14,479,300

Office REITs (0.0%)†
BXP, Inc. (REIT)	8,658	574,112
COPT Defense Properties (REIT)	13,602	494,977
Cousins Properties, Inc. (REIT)	8,915	267,272
Kilroy Realty Corp. (REIT)	6,306	236,286
Vornado Realty Trust (REIT) (x)	9,572	376,179

		1,948,826

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	14,451	1,946,405
CoStar Group, Inc.*	19,729	558,725
Howard Hughes Holdings, Inc.*	1,699	121,462
Jones Lang LaSalle, Inc.*	2,387	739,851
Zillow Group, Inc., Class A*	2,180	68,387
Zillow Group, Inc., Class C*	8,839	278,605

		3,713,435

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Residential REITs (0.4%)
American Homes 4 Rent (REIT), Class A	18,328	$614,354
AvalonBay Communities, Inc. (REIT)	7,590	1,432,157
Camden Property Trust (REIT)	5,385	616,529
Equity LifeStyle Properties, Inc. (REIT)	84,023	5,415,282
Equity Residential (REIT)	20,383	1,384,617
Essex Property Trust, Inc. (REIT)	3,496	1,019,399
Invitation Homes, Inc. (REIT)	32,718	988,411
Mid-America Apartment Communities, Inc. (REIT)	6,322	878,379
Sun Communities, Inc. (REIT)	6,670	799,800
UDR, Inc. (REIT)	17,726	707,622

		13,856,550

Retail REITs (0.2%)
Agree Realty Corp. (REIT)	6,462	489,432
Brixmor Property Group, Inc. (REIT)	16,659	525,258
Federal Realty Investment Trust (REIT)	4,681	577,823
Kimco Realty Corp. (REIT)	36,136	916,048
NNN REIT, Inc. (REIT)	10,335	480,887
Realty Income Corp. (REIT)	51,023	3,161,385
Regency Centers Corp. (REIT)	9,966	794,689

		6,945,522

Specialized REITs (0.7%)
American Tower Corp. (REIT)	8,989	1,470,331
Blackstone Digital Infrastructure Trust, Inc. (REIT)*	23,429	506,769
Crown Castle, Inc. (REIT)	23,854	1,806,464
CubeSmart (REIT)	12,364	491,716
Digital Realty Trust, Inc. (REIT)	30,703	5,513,645
EPR Properties (REIT)	4,089	237,203
Equinix, Inc. (REIT)	5,385	5,613,270
Extra Space Storage, Inc. (REIT)	11,458	1,664,847
Fermi, Inc. (REIT)*	11,221	102,784
Gaming and Leisure Properties, Inc. (REIT)	14,872	662,250
Iron Mountain, Inc. (REIT)	16,158	2,040,917
Lamar Advertising Co. (REIT), Class A	3,620	564,648
Millrose Properties, Inc. (REIT) (x)	8,365	251,368
National Storage Affiliates Trust (REIT)	3,892	173,077
Public Storage (REIT)	7,658	2,437,618
Rayonier, Inc. (REIT)	16,383	348,630
SBA Communications Corp. (REIT)	5,760	1,016,410
VICI Properties, Inc. (REIT), Class A	59,336	1,575,371
Weyerhaeuser Co. (REIT)	39,365	942,398

		27,419,716

Total Real Estate		86,872,389

Utilities (3.4%)
Electric Utilities (2.3%)
Alliant Energy Corp.	14,126	1,077,672
American Electric Power Co., Inc.	66,753	9,132,478
Constellation Energy Corp.	16,362	4,063,830
Duke Energy Corp.	90,912	11,507,641
Edison International	20,817	1,549,826
Entergy Corp.	25,008	2,872,419
Evergy, Inc.	12,591	1,088,240
Eversource Energy	20,556	1,485,582
Exelon Corp.	56,018	2,611,559
FirstEnergy Corp.	30,072	1,429,623
IDACORP, Inc.	3,026	457,834
NextEra Energy, Inc.	154,334	13,545,895
OGE Energy Corp.	11,252	547,522
Oklo, Inc., Class A (x)*	7,682	401,999
PG&E Corp.	347,569	5,846,111
Pinnacle West Capital Corp.	6,621	708,447
PPL Corp.	41,140	1,495,439
Southern Co. (The)	112,083	10,727,464
Xcel Energy, Inc.	185,363	14,884,649

		85,434,230

Gas Utilities (0.1%)
Atmos Energy Corp.	9,015	1,553,014
MDU Resources Group, Inc.	11,163	236,767
National Fuel Gas Co.	5,139	396,782
UGI Corp.	11,744	405,638

		2,592,201

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	38,841	569,409
Brookfield Renewable Corp.	7,404	274,837
Clearway Energy, Inc., Class C	6,578	224,836
Talen Energy Corp.*	740	284,352
Vistra Corp.	3,410	540,928

		1,894,362

Multi-Utilities (0.8%)
Ameren Corp.	36,249	4,097,587
CenterPoint Energy, Inc.	35,756	1,574,694
CMS Energy Corp.	16,800	1,285,200
Consolidated Edison, Inc.	20,150	2,229,195
Dominion Energy, Inc.	123,817	8,455,463
DTE Energy Co.	11,351	1,729,552
NiSource, Inc.	26,157	1,243,765
Public Service Enterprise Group, Inc.	27,286	2,214,532
Sempra	35,996	3,337,189
WEC Energy Group, Inc.	17,818	2,080,608

		28,247,785

Water Utilities (0.2%)
American Water Works Co., Inc.	61,193	8,051,775
Essential Utilities, Inc.	15,479	593,001

		8,644,776

Total Utilities		126,813,354

Total Common Stocks (81.4%) (Cost $1,865,731,204)		3,029,885,418

EXCHANGE TRADED FUNDS (ETF):
Equity (9.1%)
iShares Core S&P 500 ETF	794	594,619
iShares Morningstar Growth ETF	9,500	1,111,690
iShares Morningstar U.S. Equity ETF	5,416	561,368
iShares Morningstar Value ETF (x)‡	575,610	58,274,756
iShares Russell 1000 ETF	1,631	667,895
iShares Russell 1000 Value ETF (x)	160,388	38,882,863

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
State Street SPDR Portfolio S&P 500 Growth ETF	9,200	$1,094,708
State Street SPDR Portfolio S&P 500 Value ETF (x)	1,550,600	94,260,974
Vanguard Growth ETF (x)	14,940	1,286,932
Vanguard Large-Cap ETF	1,464	503,484
Vanguard Russell 1000 Growth ETF (x)	27,200	3,476,432
Vanguard Russell 1000 Value ETF	723,000	76,862,130
Vanguard Value ETF	277,201	60,410,414

Total Exchange Traded Funds (9.1%) (Cost $174,692,528)		337,988,265

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Mirati Therapeutics, Inc., CVR (r)*	4,461	2,230

Health Care Equipment & Supplies (0.0%)†
Hologic, Inc., CVR*	13,365	134

Total Rights (0.0%)† (Cost $2,442)		2,364

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.2%)
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	17,347,304	17,347,304
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	95,987,648	95,987,648
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 3.56% (7 day yield) (xx)	5,000,000	5,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		120,334,952

Total Short-Term Investments (3.2%) (Cost $120,353,498)		120,334,952

Total Investments in Securities (93.7%) (Cost $2,160,779,672)		3,488,210,999
Other Assets Less Liabilities (6.3%)		235,062,425

Net Assets (100%)		$3,723,273,424

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $59,559,989.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $26,573,180. This was collateralized by $3,542,380 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 7/9/26 – 11/15/55 and by cash of $24,720,606 of which $24,347,304 was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	7,085	—	311,735	—	—	(845)	310,890	—	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Value ETF (x)	575,610	54,154,148	2,062,233	(1,957,957)	955,623	3,060,709	58,274,756	422,677	—

Total		54,154,148	2,373,968	(1,957,957)	955,623	3,059,864	58,585,646	422,677	—

(x)	All or a portion of security is on loan at June 30, 2026.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	452	9/2026	USD	170,590,450	1,303,851
S&P Midcap 400 E-Mini Index	456	9/2026	USD	177,156,000	3,849,623

					5,153,474

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$127,248,494	$—	$—	$127,248,494
Consumer Discretionary	288,144,173	—	—	288,144,173
Consumer Staples	197,125,476	1,686,283	—	198,811,759
Energy	151,960,450	—	—	151,960,450
Financials	585,928,043	—	—	585,928,043
Health Care	359,745,063	—	—	359,745,063
Industrials	347,407,739	—	—	347,407,739
Information Technology	624,330,896	—	—	624,330,896
Materials	132,623,058	—	—	132,623,058
Real Estate	86,872,389	—	—	86,872,389
Utilities	126,813,354	—	—	126,813,354
Exchange Traded Funds	337,988,265	—	—	337,988,265
Futures	5,153,474	—	—	5,153,474
Rights
Health Care	—	134	2,230	2,364
Short-Term Investments
Investment Companies	120,334,952	—	—	120,334,952

Total Assets	$3,491,675,826	$1,686,417	$2,230	$3,493,364,473

Total Liabilities	$—	$—	$—	$—

Total	$3,491,675,826	$1,686,417	$2,230	$3,493,364,473

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$5,153,474	*

Total		$5,153,474

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$25,634,474	$25,634,474

Total	$25,634,474	$25,634,474

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$11,425,522	$11,425,522

Total	$11,425,522	$11,425,522

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$321,105,000

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$636,344,801
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$912,644,475

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,398,123,341
Aggregate gross unrealized depreciation	(105,017,587)

Net unrealized appreciation	$1,293,105,754

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,200,258,719

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $25,753,628)	$58,585,646
Unaffiliated Issuers (Cost $2,135,026,044)	3,429,625,353
Cash	255,744,303
Dividends, interest and other receivables	3,599,445
Receivable for securities sold	3,579,730
Due from broker for futures variation margin	2,480,160
Receivable for Portfolio shares sold	53,684
Securities lending income receivable	7,684
Other assets	37,747

Total assets	3,753,713,752

LIABILITIES
Payable for return of collateral on securities loaned	24,347,304
Payable for Portfolio shares repurchased	2,924,494
Investment management fees payable	1,396,146
Distribution fees payable – Class IB	706,684
Administrative fees payable	381,294
Payable for securities purchased	381,004
Accrued expenses	303,402

Total liabilities	30,440,328

Commitments and contingent liabilities^
NET ASSETS	$3,723,273,424

Net assets were comprised of:
Paid in capital	$2,104,438,482
Total distributable earnings (loss)	1,618,834,942

Net assets	$3,723,273,424

Class IB
Net asset value, offering and redemption price per share, $3,447,418,453 / 168,514,802 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.46

Class K
Net asset value, offering and redemption price per share, $275,854,971 / 13,381,462 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.61

(x)	Includes value of securities on loan of $26,573,180.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends ($422,677 of dividend income received from affiliates) (net of $44,876 foreign withholding tax)	$31,670,329
Interest	4,358,490
Securities lending (net)	71,948

Total income	36,100,767

EXPENSES
Investment management fees	8,284,598
Distribution fees – Class IB	4,167,506
Administrative fees	2,254,264
Custodian fees	153,454
Printing and mailing expenses	87,545
Professional fees	85,212
Trustees’ fees	56,594
Miscellaneous	45,221

Total expenses	15,134,394

NET INVESTMENT INCOME (LOSS)	20,966,373

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($955,623 realized gain (loss) from affiliates)	460,757,978
Futures contracts	25,634,474
Foreign currency transactions	(363)

Net realized gain (loss)	486,392,089

Change in unrealized appreciation (depreciation) on:
Investments in securities ($3,059,864 of change in unrealized appreciation (depreciation) from affiliates)	(90,080,046)
Futures contracts	11,425,522
Foreign currency translations	(2,146)

Net change in unrealized appreciation (depreciation)	(78,656,670)

NET REALIZED AND UNREALIZED GAIN (LOSS)	407,735,419

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$428,701,792

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$20,966,373	$48,228,918
Net realized gain (loss)	486,392,089	241,222,124
Net change in unrealized appreciation (depreciation)	(78,656,670)	73,261,959

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	428,701,792	362,713,001

Distributions to shareholders:
Class IB	—	(311,903,572)
Class K	—	(29,515,365)

Total distributions to shareholders	—	(341,418,937)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 572,164 and 1,578,896 shares, respectively ]	11,006,582	29,176,541
Capital shares issued in reinvestment of dividends and distributions [ 0 and 16,998,109 shares, respectively ]	—	311,903,572
Capital shares repurchased [ (13,232,503) and (24,377,367) shares, respectively ]	(254,848,454)	(453,373,229)

Total Class IB transactions	(243,841,872)	(112,293,116)

Class K
Capital shares sold [ 20,027 and 820,059 shares, respectively ]	383,965	14,029,392
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,598,066 shares, respectively ]	—	29,515,365
Capital shares repurchased [ (2,695,194) and (5,024,652) shares, respectively ]	(52,754,501)	(93,357,187)

Total Class K transactions	(52,370,536)	(49,812,430)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(296,212,408)	(162,105,546)

TOTAL INCREASE (DECREASE) IN NET ASSETS	132,489,384	(140,811,482)
NET ASSETS:
Beginning of period	3,590,784,040	3,731,595,522

End of period	$3,723,273,424	$3,590,784,040

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$18.20		$18.14	$17.72	$16.68	$19.89	$17.95

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.24	0.28	0.26	0.21	0.18
Net realized and unrealized gain (loss)	2.15		1.68	2.29	2.05	(2.51)	4.22

Total from investment operations	2.26		1.92	2.57	2.31	(2.30)	4.40

Less distributions:
Dividends from net investment income	—		(0.26)	(0.31)	(0.29)	(0.23)	(0.20)
Distributions from net realized gains	—		(1.60)	(1.84)	(0.98)	(0.68)	(2.26)

Total dividends and distributions	—		(1.86)	(2.15)	(1.27)	(0.91)	(2.46)

Net asset value, end of period	$20.46		$18.20	$18.14	$17.72	$16.68	$19.89

Total return (b)(y)	12.42%		10.62%	14.14%	14.01%	(11.59)%	24.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,447,418		$3,296,732	$3,391,201	$2,346,650	$2,334,134	$3,004,157
Ratio of expenses to average net assets (a)(f)	0.86%		0.86%	0.86%	0.86%	0.85%	0.84%
Ratio of net investment income (loss) to average net assets (a)(g)	1.14%		1.32%	1.45%	1.52%	1.19%	0.89%
Portfolio turnover rate^	19	%(z)	14%	13%	13%	13%	25%

Class K	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$18.31		$18.24	$17.80	$16.76	$19.98	$18.01

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.29	0.33	0.31	0.26	0.23
Net realized and unrealized gain (loss)	2.17		1.69	2.31	2.05	(2.52)	4.25

Total from investment operations	2.30		1.98	2.64	2.36	(2.26)	4.48

Less distributions:
Dividends from net investment income	—		(0.31)	(0.36)	(0.34)	(0.28)	(0.25)
Distributions from net realized gains	—		(1.60)	(1.84)	(0.98)	(0.68)	(2.26)

Total dividends and distributions	—		(1.91)	(2.20)	(1.32)	(0.96)	(2.51)

Net asset value, end of period	$20.61		$18.31	$18.24	$17.80	$16.76	$19.98

Total return (b)(y)	12.56%		10.86%	14.45%	14.20%	(11.36)%	25.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$275,855		$294,052	$340,395	$393,449	$398,741	$615,379
Ratio of expenses to average net assets (a)(f)	0.61%		0.61%	0.61%	0.61%	0.60%	0.59%
Ratio of net investment income (loss) to average net assets (a)(g)	1.38%		1.57%	1.70%	1.77%	1.42%	1.14%
Portfolio turnover rate^	19	%(z)	14%	13%	13%	13%	25%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1000

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.9%)
Vista Energy SAB de CV (ADR)*	91,181	$5,817,348

Brazil (11.2%)
Arcos Dorados Holdings, Inc., Class A	414,293	3,339,202
Banco do Brasil SA	2,033,800	7,859,735
BB Seguridade Participacoes SA	1,472,800	11,149,492
Engie Brasil Energia SA	775,800	5,204,261
Motiva Infraestrutura de Mobilidade SA	1,803,010	5,099,267
Petroleo Brasileiro SA – Petrobras (ADR)	454,133	7,338,789
PRIO SA*	734,900	7,438,259
Rede D’Or Sao Luiz SA (m)	949,800	6,382,535
Suzano SA	467,000	3,601,354
Vale SA (ADR), Class B	568,075	8,543,848
Vibra Energia SA	1,733,222	10,018,663

		75,975,405

China (21.6%)
Alibaba Group Holding Ltd.	298,100	3,561,377
Aluminum Corp. of China Ltd., Class H	3,702,000	3,534,466
Anhui Conch Cement Co. Ltd., Class H	797,260	1,708,276
ANTA Sports Products Ltd.	667,000	6,058,963
Bosideng International Holdings Ltd.	10,882,000	5,950,093
China Construction Bank Corp., Class H	12,702,574	13,088,120
China Medical System Holdings Ltd.	2,379,000	3,126,549
China Merchants Bank Co. Ltd., Class H	1,560,781	8,959,288
DaShenLin Pharmaceutical Group Co. Ltd., Class A	1,850,000	4,104,026
ENN Natural Gas Co. Ltd., Class A	2,868,310	6,645,869
Hengan International Group Co. Ltd.	688,503	1,910,833
Huayu Automotive Systems Co. Ltd., Class A	1,291,296	2,952,152
Lenovo Group Ltd.	8,084,000	24,150,548
Midea Group Co. Ltd., Class A	953,200	10,605,068
NetEase, Inc.	557,400	14,347,218
Ping An Insurance Group Co. of China Ltd., Class H	1,039,500	6,797,828
Sinopharm Group Co. Ltd., Class H	3,559,031	7,231,053
Tencent Holdings Ltd.	232,200	12,796,360
Tingyi Cayman Islands Holding Corp.	3,736,000	4,669,929
Want Want China Holdings Ltd.	7,914,000	3,423,911
Weichai Power Co. Ltd., Class H	217,706	956,385

		146,578,312

Czech Republic (0.5%)
CSG NV (x)*	233,669	3,411,389

Egypt (0.9%)
Commercial International Bank – Egypt (CIB) (Registered) (GDR) (m)	2,408,850	6,145,547

France (0.9%)
Gaztransport Et Technigaz SA	29,079	6,159,091

Greece (2.0%)
Allwyn AG (x)	278,561	4,438,140
National Bank of Greece SA	519,128	8,977,039

		13,415,179

Hungary (3.2%)
MOL Hungarian Oil & Gas plc*	740,223	8,795,044
OTP Bank Nyrt.	84,240	12,448,561

		21,243,605

India (5.8%)
Axis Bank Ltd.	430,344	6,158,963
Indus Towers Ltd.*	2,320,501	9,640,415
Infosys Ltd. (ADR) (x)	679,642	7,129,445
State Bank of India	500,083	5,470,915
Tata Consultancy Services Ltd.	290,023	6,254,123
UPL Ltd.	775,676	4,710,198

		39,364,059

Indonesia (3.5%)
Alamtri Resources Indonesia Tbk. PT	22,400,600	2,837,240
Astra International Tbk. PT	20,729,096	5,239,979
Bank Mandiri Persero Tbk. PT	28,810,456	6,222,831
Telkom Indonesia Persero Tbk. PT (ADR) (x)*	462,351	6,209,374
United Tractors Tbk. PT	2,503,200	3,225,171

		23,734,595

Mexico (5.5%)
America Movil SAB de CV (ADR)	386,350	10,041,236
Grupo Aeroportuario del Pacifico SAB de CV (ADR)	32,710	8,280,864
Grupo Financiero Banorte SAB de CV, Class O	901,947	9,551,999
Kimberly-Clark de Mexico SAB de CV, Class A	2,235,673	4,937,338
Ternium SA (ADR)	109,813	4,689,015

		37,500,452

Peru (1.2%)
Credicorp Ltd.	21,173	8,248,577

Philippines (0.9%)
International Container Terminal Services, Inc.	404,220	5,901,379

Russia (0.0%)
Sberbank of Russia PJSC (r)*	1,680,737	—

South Africa (6.8%)
Bidvest Group Ltd.	640,209	9,376,755
Kumba Iron Ore Ltd. (x)	146,267	2,599,374
Life Healthcare Group Holdings Ltd.	4,890,005	3,113,827
Nedbank Group Ltd.	540,036	8,905,126
Sanlam Ltd.	1,211,035	6,536,105
Standard Bank Group Ltd.	404,631	7,971,954
Vodacom Group Ltd. (x)	831,484	7,699,664

		46,202,805

South Korea (12.7%)
Coway Co. Ltd.	30,754	1,800,100
Hyundai Mobis Co. Ltd.	10,117	3,290,993
KB Financial Group, Inc.	107,313	11,035,369
Kia Corp.	96,470	8,637,462
KT Corp.	113,584	3,886,125
KT&G Corp.	77,748	8,527,086
Shinhan Financial Group Co. Ltd.	182,748	11,323,590
SK hynix, Inc.	21,290	37,562,274

		86,062,999

See Notes to Financial Statements.

1001

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Taiwan (17.1%)
ASE Technology Holding Co. Ltd.	588,000	$12,697,607
MediaTek, Inc.	133,000	18,161,200
Novatek Microelectronics Corp.	542,000	9,191,876
Quanta Computer, Inc.*	1,046,000	12,154,041
Realtek Semiconductor Corp.	374,000	9,555,084
Taiwan Semiconductor Manufacturing Co. Ltd.	528,429	40,577,347
Wiwynn Corp.	93,000	13,646,568

		115,983,723

Thailand (1.1%)
Kasikornbank PCL	867,767	5,720,285
PTT Exploration & Production PCL	385,900	1,550,779

		7,271,064

Turkiye (0.9%)
BIM Birlesik Magazalar A/S	789,626	6,192,429

United Kingdom (0.9%)
Unilever plc (x)	99,661	5,996,319

United States (0.6%)
SLB Ltd.	89,723	4,171,222

Total Common Stocks (98.2%) (Cost $482,035,386)		665,375,499

SHORT-TERM INVESTMENTS:
Investment Companies (1.3%)
BlackRock Liquidity FedFund, Institutional Shares 3.54% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	1,300,000	1,300,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	4,532,792	4,532,792
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	690,872	690,872
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	100,000	100,000

Total Investment Companies		8,623,664

Total Short-Term Investments (1.3%) (Cost $8,623,733)		8,623,664

Total Investments in Securities (99.5%) (Cost $490,659,119)		673,999,163
Other Assets Less Liabilities (0.5%)		3,697,475

Net Assets (100%)		$677,696,638

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the market value or fair value, as applicable, of these securities amounted to $12,528,082 or 1.8% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $13,230,520. This was collateralized by $6,133,122 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/9/26 – 5/15/55 and by cash of $7,932,792 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

See Notes to Financial Statements.

1002

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Argentina	$5,817,348	$—	$—		$5,817,348
Brazil	75,975,405	—	—		75,975,405
China	—	146,578,312	—		146,578,312
Czech Republic	—	3,411,389	—		3,411,389
Egypt	—	6,145,547	—		6,145,547
France	—	6,159,091	—		6,159,091
Greece	—	13,415,179	—		13,415,179
Hungary	—	21,243,605	—		21,243,605
India	7,129,445	32,234,614	—		39,364,059
Indonesia	6,209,374	17,525,221	—		23,734,595
Mexico	37,500,452	—	—		37,500,452
Peru	8,248,577	—	—		8,248,577
Philippines	—	5,901,379	—		5,901,379
Russia	—	—	—	(a)	—	(a)
South Africa	—	46,202,805	—		46,202,805
South Korea	—	86,062,999	—		86,062,999
Taiwan	—	115,983,723	—		115,983,723
Thailand	—	7,271,064	—		7,271,064
Turkiye	—	6,192,429	—		6,192,429
United Kingdom	—	5,996,319	—		5,996,319
United States	4,171,222	—	—		4,171,222
Short-Term Investments
Investment Companies	8,623,664	—	—		8,623,664

Total Assets	$153,675,487	$520,323,676	$—		$673,999,163

Total Liabilities	$—	$—	$—		$—

Total	$153,675,487	$520,323,676	$—		$673,999,163

(a)	Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$116,173,587
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$131,661,627

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$224,891,128
Aggregate gross unrealized depreciation	(50,701,621)

Net unrealized appreciation	$174,189,507

Federal income tax cost of investments in securities and derivative instruments, if applicable	$499,809,656

See Notes to Financial Statements.

1003

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $490,659,119)	$673,999,163
Cash	10,900,000
Dividends, interest and other receivables	2,709,005
Receivable for Portfolio shares sold	187,150
Securities lending income receivable	93,696
Receivable for securities sold	359
Other assets	9,081

Total assets	687,898,454

LIABILITIES
Payable for return of collateral on securities loaned	7,932,792
Payable for securities purchased	618,229
Investment management fees payable	504,872
Accrued India taxes	384,142
Payable for Portfolio shares repurchased	335,281
Distribution fees payable – Class IB	140,371
Administrative fees payable	50,371
Foreign currency overdraft payable	5,795
Accrued expenses	229,963

Total liabilities	10,201,816

Commitments and contingent liabilities^
NET ASSETS	$677,696,638

Net assets were comprised of:
Paid in capital	$420,646,188
Total distributable earnings (loss)	257,050,450

Net assets	$677,696,638

Class IB
Net asset value, offering and redemption price per share, $677,696,638 / 21,754,723 shares outstanding (unlimited amount authorized: $0.01 par value)	$31.15

(x)	Includes value of securities on loan of $13,230,520.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,319,998 foreign withholding tax)	$11,820,339
Interest	169,685
Securities lending (net)	366,786

Total income	12,356,810

EXPENSES
Investment management fees	3,190,137
Distribution fees – Class IB	797,531
Administrative fees	286,378
Custodian fees	269,744
Professional fees	53,985
Printing and mailing expenses	20,204
Trustees’ fees	9,628
Miscellaneous	10,387

Gross expenses	4,637,994
Less: Waiver from investment manager	(330,848)

Net expenses	4,307,146

NET INVESTMENT INCOME (LOSS)	8,049,664

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $29,131 on realized gain on investments)	63,315,569
Foreign currency transactions	(192,564)

Net realized gain (loss)	63,123,005

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $(868,048) on unrealized depreciation on investments)	55,923,967
Foreign currency translations	10,266

Net change in unrealized appreciation (depreciation)	55,934,233

NET REALIZED AND UNREALIZED GAIN (LOSS)	119,057,238

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$127,106,902

See Notes to Financial Statements.

1004

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,049,664	$15,140,961
Net realized gain (loss)	63,123,005	31,437,820
Net change in unrealized appreciation (depreciation)	55,934,233	124,663,771

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	127,106,902	171,242,552

Distributions to shareholders:
Class IB	—	(41,050,016)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,361,009 and 2,067,333 shares, respectively ]	39,194,216	48,825,120
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,636,011 shares, respectively ]	—	41,050,016
Capital shares repurchased [ (2,233,201) and (2,781,717) shares, respectively ]	(64,401,409)	(63,498,317)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(25,207,193)	26,376,819

TOTAL INCREASE (DECREASE) IN NET ASSETS	101,899,709	156,569,355
NET ASSETS:
Beginning of period	575,796,929	419,227,574

End of period	$677,696,638	$575,796,929

See Notes to Financial Statements.

1005

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024		2023	2022	2021
Net asset value, beginning of period	$25.45		$19.31	$19.51		$16.68	$20.67	$21.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.36		0.71	0.70	(1)	0.69	0.85	0.63
Net realized and unrealized gain (loss)	5.34		7.38	0.78		2.90	(3.94)	0.60

Total from investment operations	5.70		8.09	1.48		3.59	(3.09)	1.23

Less distributions:
Dividends from net investment income	—		(0.95)	(0.82)		(0.74)	(0.76)	(0.61)
Distributions from net realized gains	—		(1.00)	(0.86)		(0.02)	(0.14)	(1.18)

Total dividends and distributions	—		(1.95)	(1.68)		(0.76)	(0.90)	(1.79)

Net asset value, end of period	$31.15		$25.45	$19.31		$19.51	$16.68	$20.67

Total return (b)(y)	22.40%		42.06%	7.33%		21.68%	(14.89)%	5.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$677,697		$575,797	$419,228		$414,735	$359,867	$423,150
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	1.35%		1.35%	1.35%		1.35%	1.35%	1.35%
Before waivers (a)(f)	1.45%		1.47%	1.48%		1.48%	1.46%	1.47%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	2.52%		3.11%	3.37	%(aa)	3.74%	4.69%	2.78%
Before waivers (a)(g)	2.42%		2.99%	3.23	%(aa)	3.61%	4.58%	2.66%
Portfolio turnover rate ^	19	%(z)	28%	23%		25%	20%	34%
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $0.62 for Class IB.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.35% for Class IB for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for the class would have been 0.35% lower.

See Notes to Financial Statements.

1006

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (43.0%)
Communication Services (6.5%)
Diversified Telecommunication Services (2.6%)
AT&T, Inc.
3.500%, 6/1/41	$15,543,000	$11,995,480
4.300%, 12/15/42	12,555,000	10,344,427
4.750%, 5/15/46	6,940,000	5,849,217
4.550%, 3/9/49	7,826,000	6,297,930
3.550%, 9/15/55	7,260,000	4,690,748
Comcast Corp.
3.750%, 4/1/40	210,000	168,357
3.969%, 11/1/47	1,040,000	750,994
4.049%, 11/1/52	225,000	159,149
5.650%, 6/1/54 (x)	4,600,000	4,127,466
2.937%, 11/1/56	8,190,000	4,435,344
2.987%, 11/1/63	289,000	150,739
Telefonica Emisiones SA
5.213%, 3/8/47	4,800,000	4,262,755
4.895%, 3/6/48	640,000	541,220
Verizon Communications, Inc.
3.400%, 3/22/41	8,272,000	6,409,953
2.850%, 9/3/41	6,480,000	4,622,325
4.862%, 8/21/46	4,360,000	3,803,519
3.700%, 3/22/61	155,000	104,012

		68,713,635

Entertainment (0.5%)
Netflix, Inc.
5.400%, 8/15/54	5,410,000	5,204,610
Walt Disney Co. (The)
4.750%, 9/15/44	6,950,000	6,259,927

		11,464,537

Interactive Media & Services (0.4%)
Alphabet, Inc.
2.250%, 8/15/60	6,970,000	3,497,225
Meta Platforms, Inc.
5.625%, 11/15/55	2,160,000	1,962,314
6.300%, 5/15/56	5,780,000	5,778,795

		11,238,334

Media (1.5%)
Charter Communications Operating LLC
6.484%, 10/23/45	3,019,000	2,789,375
5.375%, 5/1/47	2,529,000	2,057,493
5.750%, 4/1/48	7,520,000	6,355,303
6.834%, 10/23/55	5,753,000	5,370,828
Omnicom Group, Inc.
5.400%, 10/1/48	8,109,000	7,234,015
Time Warner Cable LLC
5.875%, 11/15/40	4,068,000	3,659,085
5.500%, 9/1/41	8,290,000	7,104,447
4.500%, 9/15/42	4,211,000	3,194,464

		37,765,010

Wireless Telecommunication Services (1.5%)
Rogers Communications, Inc.
5.450%, 10/1/43	7,294,000	6,815,295
5.000%, 3/15/44	7,440,000	6,621,286
T-Mobile USA, Inc.
4.500%, 4/15/50	8,235,000	6,685,945
6.000%, 6/15/54	2,500,000	2,479,488
5.500%, 1/15/55	5,730,000	5,288,686
5.850%, 2/15/56	5,550,000	5,374,256
3.600%, 11/15/60	7,100,000	4,601,652
5.800%, 9/15/62	2,170,000	2,077,908

		39,944,516

Total Communication Services		169,126,032

Consumer Discretionary (1.9%)
Automobile Components (0.1%)
Aptiv Swiss Holdings Ltd.
4.150%, 5/1/52	4,638,000	3,473,584

Automobiles (0.4%)
General Motors Co.
5.200%, 4/1/45	5,143,000	4,558,191
5.950%, 4/1/49 (x)	6,660,000	6,404,329

		10,962,520

Broadline Retail (0.9%)
Alibaba Group Holding Ltd.
2.700%, 2/9/41	8,800,000	6,435,352
3.150%, 2/9/51	1,200,000	803,964
3.250%, 2/9/61	3,800,000	2,424,134
Amazon.com, Inc.
2.875%, 5/12/41	540,000	399,660
4.950%, 12/5/44 (x)	2,136,000	2,004,866
4.050%, 8/22/47	5,610,000	4,434,837
3.250%, 5/12/61	41,000	25,118
eBay, Inc.
4.000%, 7/15/42	4,984,000	3,971,513
3.650%, 5/10/51	146,000	106,145
JD.com, Inc.
4.125%, 1/14/50	2,400,000	1,973,736

		22,579,325

Hotels, Restaurants & Leisure (0.0%)†
McDonald’s Corp.
3.625%, 9/1/49	67,000	49,110
Starbucks Corp.
4.500%, 11/15/48 (x)	78,000	65,052

		114,162

Household Durables (0.1%)
Sekisui House US, Inc.
6.000%, 1/15/43	2,605,000	2,397,955

Specialty Retail (0.4%)
Dick’s Sporting Goods, Inc.
4.100%, 1/15/52	1,100,000	800,052
Home Depot, Inc. (The)
5.950%, 4/1/41	79,000	83,450
4.250%, 4/1/46	1,522,000	1,270,289
Lowe’s Cos., Inc.
4.050%, 5/3/47	124,000	97,211
3.000%, 10/15/50	394,000	249,303
TJX Cos., Inc. (The)
4.500%, 4/15/50	8,008,000	6,875,036

		9,375,341

See Notes to Financial Statements.

1007

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.0%)†
NIKE, Inc.
3.875%, 11/1/45	$1,462,000	$1,154,936
3.375%, 3/27/50	150,000	105,823

		1,260,759

Total Consumer Discretionary		50,163,646

Consumer Staples (2.9%)
Beverages (0.7%)
Anheuser-Busch InBev Worldwide, Inc.
8.000%, 11/15/39	132,000	165,415
5.550%, 1/23/49	5,560,000	5,470,782
5.800%, 1/23/59	819,000	834,493
Coca-Cola Co. (The)
2.875%, 5/5/41	755,000	574,422
Diageo Capital plc
3.875%, 4/29/43	922,000	743,288
Molson Coors Beverage Co.
5.000%, 5/1/42 (x)	10,206,000	9,309,533
PepsiCo, Inc.
3.450%, 10/6/46	719,000	536,765

		17,634,698

Consumer Staples Distribution & Retail (0.4%)
Kroger Co. (The)
5.150%, 8/1/43	141,000	131,170
4.450%, 2/1/47	3,500,000	2,900,297
Sysco Corp.
6.600%, 4/1/50 (x)	2,690,000	2,871,871
Target Corp.
3.625%, 4/15/46	1,628,000	1,236,855
Walmart, Inc.
4.050%, 6/29/48	3,609,000	2,962,808

		10,103,001

Food Products (0.4%)
Archer-Daniels-Midland Co.
4.500%, 3/15/49	1,957,000	1,675,852
General Mills, Inc.
5.400%, 6/15/40	147,000	143,508
4.700%, 4/17/48 (x)	390,000	329,685
JBS NV
4.375%, 2/2/52 (x)	961,000	725,293
6.500%, 12/1/52	2,330,000	2,367,331
Mead Johnson Nutrition Co.
4.600%, 6/1/44	755,000	665,349
Tyson Foods, Inc.
4.550%, 6/2/47	3,434,000	2,886,032
5.100%, 9/28/48	3,472,000	3,132,459

		11,925,509

Household Products (0.2%)
Colgate-Palmolive Co.
3.700%, 8/1/47	5,314,000	4,113,165

Personal Care Products (0.2%)
Kenvue, Inc.
5.100%, 3/22/43	5,370,000	5,126,428

Tobacco (1.0%)
Altria Group, Inc.
5.950%, 2/14/49	3,077,000	3,019,843
BAT Capital Corp.
7.079%, 8/2/43	7,240,000	8,070,926
4.540%, 8/15/47	3,549,000	2,933,674
4.758%, 9/6/49	6,550,000	5,510,625
7.081%, 8/2/53	5,472,000	6,172,693
Philip Morris International, Inc.
6.375%, 5/16/38	59,000	64,489
4.250%, 11/10/44	623,000	525,486
Reynolds American, Inc.
5.850%, 8/15/45	1,350,000	1,333,384

		27,631,120

Total Consumer Staples		76,533,921

Energy (3.4%)
Energy Equipment & Services (0.0%)†
Baker Hughes Holdings LLC
4.080%, 12/15/47	740,000	587,773
Halliburton Co.
5.000%, 11/15/45	540,000	484,984
NOV, Inc.
3.950%, 12/1/42	767,000	601,621

		1,674,378

Oil, Gas & Consumable Fuels (3.4%)
BP Capital Markets America, Inc.
3.060%, 6/17/41	1,600,000	1,205,662
2.939%, 6/4/51	8,235,000	5,211,921
Cenovus Energy, Inc.
5.400%, 6/15/47	284,000	262,292
Devon Energy Corp.
5.600%, 7/15/41	9,174,000	9,038,260
Enbridge Energy Partners LP
7.375%, 10/15/45	4,590,000	5,313,079
Enbridge, Inc.
4.500%, 6/10/44	185,000	158,246
Energy Transfer LP
6.050%, 6/1/41	2,270,000	2,300,852
6.500%, 2/1/42	7,690,000	8,109,789
5.000%, 5/15/44 (e)	69,000	60,681
6.125%, 12/15/45	4,377,000	4,355,679
5.300%, 4/15/47	538,000	482,491
5.400%, 10/1/47	982,000	891,098
6.000%, 6/15/48	180,000	174,908
Enterprise Products Operating LLC
5.550%, 2/16/55	5,650,000	5,482,693
EOG Resources, Inc.
4.950%, 4/15/50	2,348,000	2,094,498
Exxon Mobil Corp.
4.327%, 3/19/50	6,275,000	5,257,538
Hess Corp.
5.800%, 4/1/47	1,250,000	1,266,581
Kinder Morgan, Inc.
3.250%, 8/1/50	957,000	635,767
Marathon Petroleum Corp.
6.500%, 3/1/41	4,468,000	4,790,171
4.750%, 9/15/44	1,055,000	919,768
5.000%, 9/15/54 (x)	2,494,000	2,132,262

See Notes to Financial Statements.

1008

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
MPLX LP
5.200%, 3/1/47	$2,449,000	$2,204,000
5.500%, 2/15/49	880,000	810,088
ONEOK Partners LP
6.125%, 2/1/41	86,000	88,343
ONEOK, Inc.
7.150%, 1/15/51	2,557,000	2,845,197
Ovintiv, Inc.
7.100%, 7/15/53	4,690,000	5,176,386
Phillips 66
5.875%, 5/1/42	1,742,000	1,762,186
Plains All American Pipeline LP
4.900%, 2/15/45	8,238,000	7,281,716
Shell Finance US, Inc.
4.000%, 5/10/46	820,000	654,833
3.250%, 4/6/50	5,890,000	4,076,387
TotalEnergies Capital International SA
3.127%, 5/29/50	2,850,000	1,895,887
Valero Energy Corp. 6.625%, 6/15/37	104,000	114,266
Williams Cos., Inc. (The) 5.100%, 9/15/45	1,435,000	1,310,371

		88,363,896

Total Energy		90,038,274

Financials (6.4%)
Banks (1.3%)
Bank of America Corp.
(CME Term SOFR 3 Month + 2.08%), 4.244%, 4/24/38 (k)	85,000	77,697
(SOFR + 1.58%), 3.311%, 4/22/42 (k)	8,700,000	6,758,392
(CME Term SOFR 3 Month + 1.78%), 4.330%, 3/15/50 (k)	152,000	125,918
Citigroup, Inc. 5.875%, 1/30/42	980,000	1,014,121
Cooperatieve Rabobank UA 5.250%, 5/24/41	396,000	390,899
JPMorgan Chase & Co. 5.400%, 1/6/42	163,000	162,355
(CME Term SOFR 3 Month + 1.46%), 3.157%, 4/22/42(k)	8,690,000	6,602,604
5.625%, 8/16/43	7,704,000	7,768,477
Kreditanstalt fuer Wiederaufbau
(Zero Coupon), 6/29/37	135,000	82,162
Sumitomo Mitsui Financial Group, Inc. 2.296%, 1/12/41	1,600,000	1,100,740
2.930%, 9/17/41	212,000	152,993
6.184%, 7/13/43	7,050,000	7,483,669
Wells Fargo & Co. 5.606%, 1/15/44	151,000	146,057
3.900%, 5/1/45	408,000	323,117
Westpac Banking Corp. 3.133%, 11/18/41	1,540,000	1,141,437

		33,330,638

Capital Markets (1.4%)
Brookfield Finance, Inc. 3.500%, 3/30/51	1,221,000	832,243
5.968%, 3/4/54	20,000	19,777
Goldman Sachs Group, Inc. (The)
(SOFR + 1.51%), 3.210%, 4/22/42 (k)	8,542,000	6,467,790
(SOFR + 1.47%), 2.908%, 7/21/42 (k)	8,660,000	6,281,647
4.800%, 7/8/44	6,797,000	6,086,702
4.750%, 10/21/45	1,250,000	1,101,558
Moody’s Corp. 5.250%, 7/15/44	55,000	52,007
4.875%, 12/17/48	6,262,000	5,533,937
Morgan Stanley
(SOFR + 1.49%), 3.217%, 4/22/42 (k)	8,730,000	6,670,588
(SOFR + 1.43%), 2.802%, 1/25/52 (k)	111,000	69,267
Raymond James Financial, Inc. 3.750%, 4/1/51	3,680,000	2,675,393

		35,790,909

Consumer Finance (0.1%)
AerCap Ireland Capital DAC 3.850%, 10/29/41	3,271,000	2,633,428

Financial Services (0.6%)
Berkshire Hathaway, Inc. 4.500%, 2/11/43 (x)	7,310,000	6,586,981
Global Payments, Inc. 4.150%, 8/15/49	290,000	211,286
Mastercard, Inc. 3.950%, 2/26/48	493,000	394,762
3.650%, 6/1/49	64,000	48,398
National Rural Utilities Cooperative Finance Corp. 4.300%, 3/15/49	5,268,000	4,386,669
PayPal Holdings, Inc. 5.500%, 6/1/54	4,060,000	3,724,391
Woodside Finance Ltd. 5.700%, 9/12/54	1,370,000	1,317,714

		16,670,201

Insurance (3.0%)
Alleghany Corp. 3.250%, 8/15/51	850,000	563,355
Allstate Corp. (The) 4.200%, 12/15/46	1,154,000	937,099
3.850%, 8/10/49	2,664,000	2,013,302
American International Group, Inc. 4.750%, 4/1/48	6,870,000	6,047,633
Aon Global Ltd. 4.750%, 5/15/45	846,000	744,145
Aon North America, Inc. 5.750%, 3/1/54	5,850,000	5,765,328
Arthur J Gallagher & Co. 6.750%, 2/15/54	5,220,000	5,725,066
5.550%, 2/15/55	5,780,000	5,485,569
Berkshire Hathaway Finance Corp. 4.200%, 8/15/48	2,340,000	1,912,377
3.850%, 3/15/52	960,000	727,019
Chubb INA Holdings LLC 4.350%, 11/3/45	6,282,000	5,389,181
Hartford Insurance Group, Inc. (The) 2.900%, 9/15/51	166,000	105,016

See Notes to Financial Statements.

1009

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Marsh & McLennan Cos., Inc. 5.350%, 11/15/44	$6,700,000	$6,414,037
4.900%, 3/15/49	6,553,000	5,829,871
5.700%, 9/15/53	5,610,000	5,570,341
5.400%, 3/15/55	5,660,000	5,332,523
MetLife, Inc. 6.400%, 12/15/36	170,000	172,975
4.875%, 11/13/43 (x)	686,000	632,036
Progressive Corp. (The) 4.125%, 4/15/47	832,000	674,561
3.950%, 3/26/50	691,000	539,881
Prudential Financial, Inc. 3.935%, 12/7/49	7,385,000	5,633,579
Travelers Cos., Inc. (The) 3.750%, 5/15/46	871,000	678,528
4.000%, 5/30/47	174,000	138,891
2.550%, 4/27/50	172,000	103,592
5.700%, 7/24/55 (x)	5,300,000	5,318,663
Willis North America, Inc. 5.900%, 3/5/54	5,450,000	5,404,661

		77,859,229

Total Financials		166,284,405

Health Care (7.1%)
Biotechnology (1.5%)
AbbVie, Inc. 4.400%, 11/6/42	31,000	27,289
4.450%, 5/14/46	297,000	255,452
4.875%, 11/14/48	5,889,000	5,307,254
Amgen, Inc. 2.800%, 8/15/41	8,878,000	6,439,464
5.150%, 11/15/41	8,059,000	7,673,565
5.600%, 3/2/43	7,510,000	7,458,525
4.563%, 6/15/48	1,009,000	854,219
5.650%, 3/2/53	680,000	661,720
Baxalta, Inc. 5.250%, 6/23/45	2,075,000	1,949,681
Biogen, Inc. 3.150%, 5/1/50	1,279,000	832,990
Gilead Sciences, Inc. 5.650%, 12/1/41	6,850,000	6,961,674
4.750%, 3/1/46	1,570,000	1,408,900
4.150%, 3/1/47	804,000	658,154

		40,488,887

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories 4.750%, 4/15/43	5,630,000	5,177,529
4.900%, 11/30/46	6,620,000	6,108,629
5.500%, 3/15/56	5,350,000	5,256,476
5.600%, 3/15/66	4,920,000	4,819,482
Boston Scientific Corp. 4.700%, 3/1/49 (x)	4,319,000	3,849,496
DH Europe Finance II Sarl 3.400%, 11/15/49	400,000	284,906
Koninklijke Philips NV 5.000%, 3/15/42	3,237,000	2,972,760
Stryker Corp. 4.375%, 5/15/44	157,000	134,524
4.625%, 3/15/46	144,000	126,766

		28,730,568

Health Care Providers & Services (3.2%)
Banner Health 2.907%, 1/1/42	5,162,000	3,765,638
Baylor Scott & White Holdings
Series 2021 2.839%, 11/15/50	1,487,000	943,016
Cardinal Health, Inc. 4.368%, 6/15/47	1,086,000	898,983
Cencora, Inc. 4.300%, 12/15/47	1,551,000	1,286,097
Children’s Health System of Texas 2.511%, 8/15/50	590,000	344,383
Cigna Group (The) 6.125%, 11/15/41	261,000	273,658
4.800%, 7/15/46	1,279,000	1,127,470
6.000%, 1/15/56	5,330,000	5,432,620
CommonSpirit Health 3.910%, 10/1/50	1,192,000	889,140
CVS Health Corp. 2.700%, 8/21/40	219,000	155,148
6.000%, 6/1/44	3,860,000	3,889,699
5.125%, 7/20/45	2,245,000	2,035,972
5.050%, 3/25/48	10,191,000	9,037,850
6.050%, 6/1/54	2,950,000	2,945,709
6.200%, 9/15/55 (x)	5,490,000	5,614,999
Elevance Health, Inc. 4.650%, 1/15/43	1,627,000	1,441,088
4.375%, 12/1/47	920,000	759,572
4.550%, 3/1/48	6,930,000	5,847,550
3.125%, 5/15/50	3,631,000	2,373,091
3.600%, 3/15/51	1,927,000	1,363,189
5.650%, 6/15/54	720,000	695,377
HCA, Inc. 5.500%, 6/15/47	6,086,000	5,665,266
5.250%, 6/15/49	3,520,000	3,167,733
3.500%, 7/15/51	419,000	283,294
5.900%, 6/1/53	4,960,000	4,847,921
Humana, Inc. 4.950%, 10/1/44	909,000	794,059
Kaiser Foundation Hospitals
Series 2021 3.002%, 6/1/51	4,580,000	2,977,542
Laboratory Corp. of America Holdings 4.700%, 2/1/45(x)	1,058,000	945,691
Memorial Sloan-Kettering Cancer Center
Series 2020 2.955%, 1/1/50	656,000	432,645
Rady Children’s Hospital-San Diego
Series 21A 3.154%, 8/15/51	964,000	651,892
Sutter Health
Series 20A 3.361%, 8/15/50	2,003,000	1,409,044
UnitedHealth Group, Inc. 5.500%, 7/15/44(x)	7,030,000	6,905,245
4.250%, 4/15/47	96,000	78,475
3.700%, 8/15/49	4,300,000	3,167,664

See Notes to Financial Statements.

1010

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Yale-New Haven Health Services Corp.
Series 2020 2.496%, 7/1/50	$1,023,000	$602,729

		83,049,449

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc. 4.100%, 8/15/47	2,116,000	1,748,959

Pharmaceuticals (1.2%)
AstraZeneca plc 4.000%, 9/18/42	9,162,000	7,780,192
4.375%, 8/17/48	5,814,000	5,031,977
Eli Lilly & Co. 4.150%, 3/15/59	673,000	531,435
GlaxoSmithKline Capital, Inc. 4.200%, 3/18/43	1,011,000	873,646
Johnson & Johnson 3.700%, 3/1/46	483,000	385,341
3.750%, 3/3/47	1,568,000	1,262,998
2.250%, 9/1/50	7,730,000	4,485,441
Merck & Co., Inc. 4.150%, 5/18/43	232,000	197,876
4.000%, 3/7/49	4,607,000	3,669,662
Mylan, Inc.
5.200%, 4/15/48	1,431,000	1,185,554
Pfizer Investment Enterprises Pte. Ltd.
5.110%, 5/19/43	2,670,000	2,528,190
Pfizer, Inc. 3.900%, 3/15/39	33,000	28,743
4.300%, 6/15/43	179,000	154,297
4.125%, 12/15/46 (x)	227,000	186,683
4.200%, 9/15/48	4,713,000	3,860,326
Takeda Pharmaceutical Co. Ltd. 3.175%, 7/9/50 (x)	400,000	265,545

		32,427,906

Total Health Care		186,445,769

Industrials (2.9%)
Aerospace & Defense (0.1%)
Boeing Co. (The) 3.850%, 11/1/48	38,000	28,025
L3Harris Technologies, Inc. 5.054%, 4/27/45	766,000	716,142
Northrop Grumman Corp. 4.750%, 6/1/43	402,000	367,728
RTX Corp. 4.350%, 4/15/47	298,000	249,951

		1,361,846

Air Freight & Logistics (0.2%)
United Parcel Service, Inc. 5.300%, 4/1/50	2,870,000	2,724,557
5.500%, 5/22/54	1,490,000	1,438,247

		4,162,804

Commercial Services & Supplies (0.4%)
Republic Services, Inc. 3.050%, 3/1/50	1,275,000	858,980
Rockefeller Foundation (The)
Series 2020
2.492%, 10/1/50	5,726,000	3,483,114
Waste Management, Inc. 2.500%, 11/15/50	1,480,000	887,680
5.350%, 10/15/54 (x)	5,460,000	5,281,139

		10,510,913

Electrical Equipment (0.1%)
Eaton Corp. 4.150%, 11/2/42	750,000	646,255
3.915%, 9/15/47	329,000	262,484
Rockwell Automation, Inc. 4.200%, 3/1/49	2,973,000	2,476,209

		3,384,948

Ground Transportation (1.8%)
Burlington Northern Santa Fe LLC 4.400%, 3/15/42	92,000	81,547
4.900%, 4/1/44	850,000	790,049
4.125%, 6/15/47	539,000	440,029
5.500%, 3/15/55	5,400,000	5,254,457
Canadian National Railway Co. 3.650%, 2/3/48	264,000	199,472
Canadian Pacific Railway Co. 3.100%, 12/2/51	830,000	542,848
CSX Corp. 6.150%, 5/1/37	32,000	34,552
4.100%, 3/15/44	32,000	26,656
4.750%, 11/15/48	4,706,000	4,161,792
Norfolk Southern Corp. 4.837%, 10/1/41	219,000	203,739
3.942%, 11/1/47	7,186,000	5,609,140
4.050%, 8/15/52	1,015,000	782,999
3.155%, 5/15/55	4,276,000	2,734,235
Uber Technologies, Inc. 5.350%, 9/15/54	160,000	148,505
Union Pacific Corp. 5.600%, 12/1/54 (x)	5,400,000	5,360,976
3.950%, 8/15/59	10,550,000	7,825,091
3.839%, 3/20/60	6,470,000	4,666,381
3.550%, 5/20/61	6,800,000	4,579,887
5.150%, 1/20/63	5,310,000	4,892,794

		48,335,149

Industrial Conglomerates (0.0%)†
3M Co. 4.000%, 9/14/48	31,000	24,381

Machinery (0.3%)
Caterpillar, Inc. 5.200%, 5/27/41	28,000	27,975
3.803%, 8/15/42	522,000	434,078
4.750%, 5/15/64	522,000	459,084
Cummins, Inc. 4.875%, 10/1/43	3,460,000	3,250,845
Deere & Co. 3.900%, 6/9/42	503,000	425,353
2.875%, 9/7/49	804,000	529,473
3.750%, 4/15/50 (x)	665,000	510,766

See Notes to Financial Statements.

1011

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Parker-Hannifin Corp. 4.000%, 6/14/49	$1,385,000	$1,100,943

		6,738,517

Total Industrials		74,518,558

Information Technology (3.6%)
Communications Equipment (0.0%)†
Cisco Systems, Inc. 5.500%, 1/15/40	30,000	30,503

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp. 5.375%, 11/15/54	4,590,000	4,455,797
Corning, Inc. 4.750%, 3/15/42	201,000	184,314
5.350%, 11/15/48	5,255,000	5,005,865

		9,645,976

IT Services (0.1%)
IBM International Capital Pte. Ltd. 5.300%, 2/5/54 (x)	2,300,000	2,061,880
International Business Machines Corp. 4.700%, 2/19/46	319,000	273,884

		2,335,764

Semiconductors & Semiconductor Equipment (0.9%)
Applied Materials, Inc. 5.850%, 6/15/41	1,103,000	1,157,157
4.350%, 4/1/47	2,900,000	2,490,758
Broadcom, Inc. 3.500%, 2/15/41	1,116,000	894,015
Intel Corp. 4.800%, 10/1/41	87,000	77,794
5.625%, 2/10/43	5,260,000	5,108,884
4.100%, 5/19/46	1,472,000	1,141,379
4.100%, 5/11/47	409,000	312,046
KLA Corp.
5.000%, 3/15/49	4,044,000	3,705,852
NVIDIA Corp. 3.700%, 4/1/60(x)	6,210,000	4,465,133
NXP BV 3.250%, 5/11/41	3,363,000	2,558,806
QUALCOMM, Inc.
4.800%, 5/20/45	1,201,000	1,073,322
4.300%, 5/20/47	801,000	652,416
Texas Instruments, Inc.
4.150%, 5/15/48	406,000	334,134

		23,971,696

Software (1.9%)
Microsoft Corp.
3.450%, 8/8/36	65,000	57,999
4.450%, 11/3/45	925,000	814,407
3.700%, 8/8/46	997,000	779,449
3.950%, 8/8/56 (x)	5,800,000	4,414,222
4.500%, 2/6/57	5,360,000	4,528,010
2.675%, 6/1/60	8,468,000	4,676,311
3.041%, 3/17/62	4,340,000	2,621,336
Oracle Corp.
4.500%, 7/8/44	8,871,000	6,628,553
4.125%, 5/15/45	870,000	606,050
5.875%, 9/26/45	5,650,000	4,940,939
6.550%, 2/4/46	5,260,000	4,977,242
4.000%, 11/15/47	4,340,000	2,889,914
6.900%, 11/9/52	5,530,000	5,309,904
5.550%, 2/6/53	6,410,000	5,190,580
4.375%, 5/15/55	305,000	204,054

		48,638,970

Technology Hardware, Storage & Peripherals (0.3%)
Apple, Inc.
4.650%, 2/23/46	1,540,000	1,380,563
3.850%, 8/4/46	4,660,000	3,684,694
4.250%, 2/9/47	1,000,000	835,054
Dell International LLC
8.350%, 7/15/46	250,000	316,113
Hewlett Packard Enterprise Co.
6.350%, 10/15/45(e)	2,080,000	2,130,569
HP, Inc.
6.000%, 9/15/41	930,000	935,623

		9,282,616

Total Information Technology		93,905,525

Materials (2.3%)
Chemicals (1.2%)
Air Products and Chemicals, Inc.
2.700%, 5/15/40	1,383,000	1,024,109
Dow Chemical Co. (The)
4.375%, 11/15/42	14,830,000	11,941,572
5.550%, 11/30/48	6,791,000	6,036,138
DuPont de Nemours, Inc.
5.319%, 11/15/38	202,000	199,484
5.419%, 11/15/48	1,779,000	1,678,821
Eastman Chemical Co.
4.800%, 9/1/42	1,090,000	971,507
Ecolab, Inc.
5.500%, 12/8/41	1,435,000	1,457,669
3.950%, 12/1/47	202,000	160,754
LYB International Finance BV
5.250%, 7/15/43	4,530,000	4,005,841
LYB International Finance III LLC
4.200%, 10/15/49 (x)	1,020,000	745,040
Sherwin-Williams Co. (The)
4.500%, 6/1/47	185,000	155,908
Westlake Corp. 2.875%, 8/15/41	5,000,000	3,442,024

		31,818,867

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.
3.200%, 7/15/51	51,000	33,948

Containers & Packaging (0.6%)
International Paper Co.
6.000%, 11/15/41	4,800,000	4,833,448
4.800%, 6/15/44	1,508,000	1,299,084
4.400%, 8/15/47	492,000	393,492
4.350%, 8/15/48 (x)	3,170,000	2,513,745
Packaging Corp. of America
4.050%, 12/15/49	898,000	701,950
Smurfit Kappa Treasury ULC
5.777%, 4/3/54 (x)	5,600,000	5,588,662

		15,330,381

See Notes to Financial Statements.

1012

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EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Metals & Mining (0.5%)
ArcelorMittal SA
6.750%, 3/1/41 (e)	$1,435,000	$1,546,425
BHP Billiton Finance USA Ltd.
5.500%, 9/8/53 (x)	3,350,000	3,302,749
Freeport-McMoRan, Inc.
5.450%, 3/15/43	2,100,000	2,033,505
Nucor Corp.
5.200%, 8/1/43	559,000	544,898
4.400%, 5/1/48	3,428,000	2,912,880
Rio Tinto Finance USA Ltd.
2.750%, 11/2/51	130,000	80,527
Rio Tinto Finance USA plc
4.125%, 8/21/42	1,399,000	1,197,831
Vale SA
5.625%, 9/11/42	2,170,000	2,145,045

		13,763,860

Total Materials		60,947,056

Real Estate (0.6%)
Diversified REITs (0.2%)
Simon Property Group LP (REIT)
4.750%, 3/15/42	6,281,000	5,759,570

Health Care REITs (0.2%)
Ventas Realty LP (REIT)
5.700%, 9/30/43	470,000	469,033
Welltower OP LLC (REIT)
6.500%, 3/15/41	3,077,000	3,410,085
4.950%, 9/1/48	1,523,000	1,409,357

		5,288,475

Industrial REITs (0.1%)
Prologis LP (REIT)
4.375%, 9/15/48	2,339,000	1,954,300
2.125%, 10/15/50	284,000	152,810

		2,107,110

Residential REITs (0.0%)†
AvalonBay Communities, Inc. (REIT)
4.150%, 7/1/47	538,000	436,758
ERP Operating LP (REIT)
4.500%, 7/1/44	205,000	179,156

		615,914

Retail REITs (0.1%)
Kimco Realty OP LLC (REIT)
4.250%, 4/1/45	760,000	638,809
Realty Income Corp. (REIT)
4.650%, 3/15/47	2,329,000	2,047,168

		2,685,977

Specialized REITs (0.0%)†
American Tower Corp. (REIT)
3.700%, 10/15/49	384,000	281,341

Total Real Estate		16,738,387

Utilities (5.4%)
Electric Utilities (3.6%)
Arizona Public Service Co.
4.350%, 11/15/45	1,626,000	1,329,404
CenterPoint Energy Houston Electric LLC
4.500%, 4/1/44	493,000	433,422
Commonwealth Edison Co.
3.800%, 10/1/42	263,000	212,836
4.000%, 3/1/48	347,000	272,002
DTE Electric Co.
Series B
3.250%, 4/1/51	3,710,000	2,515,295
5.550%, 3/1/56	5,450,000	5,327,483
Duke Energy Carolinas LLC
6.050%, 4/15/38	243,000	258,628
4.250%, 12/15/41	293,000	254,417
3.450%, 4/15/51	5,398,000	3,784,218
Duke Energy Corp.
3.300%, 6/15/41	1,991,000	1,519,733
3.500%, 6/15/51	467,000	319,726
6.100%, 9/15/53	6,050,000	6,179,905
Duke Energy Indiana LLC
4.900%, 7/15/43	7,460,000	6,869,643
Entergy Arkansas LLC
3.350%, 6/15/52	2,477,000	1,667,611
Entergy Corp.
3.750%, 6/15/50	1,800,000	1,310,422
Eversource Energy
3.450%, 1/15/50	3,723,000	2,591,959
Exelon Corp.
5.600%, 3/15/53	1,810,000	1,730,015
Georgia Power Co.
Series B
3.700%, 1/30/50	1,501,000	1,118,635
Kentucky Utilities Co.
5.125%, 11/1/40	1,082,000	1,045,369
Nevada Power Co.
6.000%, 3/15/54	280,000	284,084
Northern States Power Co.
2.900%, 3/1/50	1,386,000	912,559
2.600%, 6/1/51	6,414,000	3,897,846
5.550%, 5/15/56	1,650,000	1,606,368
NSTAR Electric Co.
4.400%, 3/1/44	563,000	483,368
Oncor Electric Delivery Co. LLC
3.800%, 9/30/47	804,000	612,389
Pacific Gas and Electric Co.
4.500%, 7/1/40 (x)	9,440,000	8,121,166
4.200%, 6/1/41	9,666,000	7,860,420
6.750%, 1/15/53	5,830,000	6,116,486
PacifiCorp
4.150%, 2/15/50	338,000	256,807
5.800%, 1/15/55	1,920,000	1,833,771
PECO Energy Co.
2.850%, 9/15/51	757,000	470,189
Public Service Co. of Colorado
6.500%, 8/1/38	130,000	142,104
Public Service Electric & Gas Co.
3.800%, 3/1/46	1,061,000	827,753
Southern California Edison Co.
4.500%, 9/1/40	1,100,000	942,239
4.050%, 3/15/42	5,040,000	4,001,553
4.650%, 10/1/43	11,721,000	9,902,077
4.000%, 4/1/47	1,031,000	765,902

See Notes to Financial Statements.

1013

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EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Series H
3.650%, 6/1/51	$7,241,000	$4,975,409
Southwestern Electric Power Co.
Series J
3.900%, 4/1/45	50,000	38,517
Southwestern Public Service Co.
6.000%, 6/1/54	560,000	568,219

		93,359,949

Gas Utilities (0.4%)
Atmos Energy Corp.
2.850%, 2/15/52	2,436,000	1,520,425
ONE Gas, Inc.
4.658%, 2/1/44	3,502,000	3,114,947
Southern California Gas Co.
5.600%, 4/1/54	6,180,000	5,926,911

		10,562,283

Independent Power and Renewable Electricity Producers (0.1%)
Constellation Energy Generation LLC
5.750%, 10/1/41	1,092,000	1,093,181
6.500%, 10/1/53	1,730,000	1,851,234

		2,944,415

Multi-Utilities (1.3%)
Berkshire Hathaway Energy Co.
5.150%, 11/15/43	7,210,000	6,800,129
4.500%, 2/1/45	1,770,000	1,521,499
2.850%, 5/15/51	82,000	50,112
Consolidated Edison Co. of New York, Inc.
4.450%, 3/15/44	8,335,000	7,217,470
5.700%, 5/15/54	2,650,000	2,605,839
4.500%, 5/15/58	431,000	348,344
Series C 3.000%, 12/1/60	6,670,000	3,939,229
Series E 4.650%, 12/1/48	61,000	52,069
Consumers Energy Co.
3.950%, 5/15/43	854,000	695,913
3.750%, 2/15/50	793,000	597,717
3.100%, 8/15/50	215,000	144,100
Dominion Energy, Inc.
Series A
4.600%, 3/15/49	459,000	384,434
NiSource, Inc.
5.650%, 2/1/45	4,981,000	4,869,851
Puget Sound Energy, Inc.
5.685%, 6/15/54	4,650,000	4,613,811
Sempra 4.000%, 2/1/48	912,000	689,388
Southern Co. Gas Capital Corp.
3.950%, 10/1/46	160,000	125,342

		34,655,247

Total Utilities		141,521,894

Total Corporate Bonds		1,126,223,467

Foreign Government Securities (2.4%)
Hungary Government Bond
7.625%, 3/29/41	68,000	80,734
Italian Republic Government Bond
4.000%, 10/17/49	437,000	333,106
3.875%, 5/6/51	799,000	590,974
Republic of Chile
3.100%, 5/7/41	2,309,000	1,768,117
4.340%, 3/7/42	8,600,000	7,608,850
5.330%, 1/5/54 (x)	200,000	192,850
Republic of Indonesia
3.050%, 3/12/51	500,000	317,000
5.450%, 9/20/52	1,040,000	983,060
5.475%, 2/21/56	2,600,000	2,527,954
3.350%, 3/12/71	485,000	294,638
Republic of Peru
3.550%, 3/10/51	2,614,000	1,837,302
5.875%, 8/8/54 (x)	3,430,000	3,409,420
Republic of Philippines
2.650%, 12/10/45	408,000	261,990
5.950%, 10/13/47	3,600,000	3,664,800
5.500%, 1/17/48	3,200,000	3,077,600
5.600%, 5/14/49	2,800,000	2,724,400
5.750%, 1/27/51	1,600,000	1,600,000
Republic of Poland
5.500%, 4/4/53	3,430,000	3,243,305
State of Israel Government Bond
3.875%, 7/3/50	3,436,000	2,485,980
United Mexican States
6.625%, 1/29/38	3,800,000	3,891,200
4.280%, 8/14/41	10,597,000	8,318,645
5.550%, 1/21/45	615,000	555,960
5.000%, 4/27/51	5,064,000	4,000,560
4.400%, 2/12/52	400,000	287,000
6.400%, 5/7/54	6,400,000	6,032,000
6.750%, 2/9/56	2,200,000	2,159,223

Total Foreign Government Securities		62,246,668

Municipal Bonds (1.3%)
American Municipal Power, Inc.
8.084%, 2/15/50	2,995,000	3,720,724
Charlotte-Mecklenburg Hospital Authority (The)
3.204%, 1/15/51	1,860,000	1,258,145
Commonwealth of Massachusetts
2.900%, 9/1/49	1,615,000	1,108,812
Dallas Fort Worth TX International Airport Joint Revenue Refunding Bonds, Series 2019A
2.994%, 11/1/38	2,000,000	1,739,493
Golden State Tobacco Securitization Corp., ST APPROP
3.115%, 6/1/38	990,000	831,901
Kansas Development Finance Authority, BAM 2.774%, 5/1/51	4,900,000	3,411,645
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	150,000	161,925
Michigan Finance Authority 3.384%, 12/1/40	1,825,000	1,508,565
Port Authority of New York & New Jersey 4.229%, 10/15/57	1,470,000	1,202,854

See Notes to Financial Statements.

1014

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EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
4.458%, 10/1/62	$3,900,000	$3,308,353
State of California 7.625%, 3/1/40	4,735,000	5,592,176
7.600%, 11/1/40	2,980,000	3,568,040
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	5,170,000	6,136,343

Total Municipal Bonds		33,548,976

Supranational (0.0%)†
Inter-American Development Bank
3.200%, 8/7/42	31,000	24,943
4.375%, 1/24/44	27,000	25,048

Total Supranational		49,991

U.S. Government Agency Securities (0.5%)
FHLB
5.500%, 7/15/36	4,730,000	5,107,175
FNMA
5.625%, 7/15/37	5,251,000	5,727,028
Tennessee Valley Authority
6.150%, 1/15/38	1,439,000	1,634,613
4.250%, 9/15/65	1,226,000	1,009,439

Total U.S. Government Agency Securities		13,478,255

U.S. Treasury Obligations (51.1%)
U.S. Treasury Bonds 1.125%, 5/15/40	144,968,500	92,009,695
4.375%, 5/15/40	105,755,000	102,518,939
1.125%, 8/15/40	79,777,000	50,147,328
1.375%, 11/15/40	67,008,000	43,469,222
1.875%, 2/15/41	29,352,700	20,435,725
4.750%, 2/15/41	17,587,200	17,642,160
3.625%, 8/15/43	23,035,300	19,695,163
5.000%, 5/15/45	37,000	37,463
4.875%, 8/15/45	10,347,000	10,308,221
4.625%, 11/15/45	10,571,000	10,193,130
4.625%, 2/15/46	8,137,000	7,842,316
2.500%, 5/15/46	9,155,000	6,316,850
2.875%, 11/15/46	17,242,000	12,648,624
3.125%, 5/15/48	2,141,700	1,615,882
3.000%, 8/15/48	10,439,000	7,680,372
3.375%, 11/15/48	310,172,900	243,582,035
3.000%, 2/15/49	124,043,000	90,824,074
2.875%, 5/15/49	8,889,000	6,341,902
2.375%, 11/15/49	11,738,200	7,512,503
1.250%, 5/15/50	33,560,000	16,057,235
1.375%, 8/15/50	3,607,000	1,779,020
2.250%, 2/15/52	17,332,000	10,490,401
2.875%, 5/15/52	11,237,000	7,812,436
3.000%, 8/15/52	108,264,000	77,155,346
4.000%, 11/15/52	12,392,800	10,650,063
3.625%, 2/15/53	148,177,800	119,065,189
3.625%, 5/15/53	73,671,900	59,157,151
4.125%, 8/15/53	26,806,000	23,526,120
4.750%, 11/15/53	10,532,000	10,234,142
4.250%, 2/15/54	72,584,000	65,072,362
4.625%, 5/15/54	77,988,800	74,404,209
4.250%, 8/15/54	575,000	515,822
4.500%, 11/15/54	21,864,000	20,447,425
4.625%, 2/15/55	42,585,400	40,656,081
4.750%, 5/15/55	16,865,900	16,435,118
4.750%, 8/15/55	20,894,000	20,365,229
4.625%, 11/15/55	12,103,000	11,566,911

Total U.S. Treasury Obligations		1,336,211,864

Total Long-Term Debt Securities (98.3%) (Cost $2,847,475,948)		2,571,759,221

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.3%)
Allspring Government Money Market Fund, Select Shares 3.57% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	5,000,000	5,000,000
Goldman Sachs Financial Square Funds - Government Fund 3.53% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	29,297,397	29,297,397
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	16,211,676	16,211,677
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.56% (7 day yield) (xx)	5,000,000	5,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.58% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		61,509,074

Total Short-Term Investments (2.3%) (Cost $61,511,266)		61,509,074

Total Investments in Securities (100.6%) (Cost $2,908,987,214)		2,633,268,295
Other Assets Less Liabilities (-0.6%)		(16,178,507)

Net Assets (100%)		$2,617,089,788

†	Percent shown is less than 0.05%.
(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2026. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2026.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $44,091,322. This was collateralized by cash of $45,297,397 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

1015

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EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Glossary:

BAM	— Build America Mutual Assurance Co.
CME	— Chicago Mercantile Exchange
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
ST APPROP	— State Appropriation

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$169,126,032	$—	$169,126,032
Consumer Discretionary	—	50,163,646	—	50,163,646
Consumer Staples	—	76,533,921	—	76,533,921
Energy	—	90,038,274	—	90,038,274
Financials	—	166,284,405	—	166,284,405
Health Care	—	186,445,769	—	186,445,769
Industrials	—	74,518,558	—	74,518,558
Information Technology	—	93,905,525	—	93,905,525
Materials	—	60,947,056	—	60,947,056
Real Estate	—	16,738,387	—	16,738,387
Utilities	—	141,521,894	—	141,521,894
Foreign Government Securities	–	62,246,668	—	62,246,668
Municipal Bonds	—	33,548,976	—	33,548,976
Short-Term Investments
Investment Companies	61,509,074	—	—	61,509,074
Supranational	—	49,991	—	49,991
U.S. Government Agency Securities	—	13,478,255	—	13,478,255
U.S. Treasury Obligations	—	1,336,211,864	—	1,336,211,864

Total Assets	$61,509,074	$2,571,759,221	$—	$2,633,268,295

Total	$61,509,074	$2,571,759,221	$—	$2,633,268,295

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$146,479,114
Long-term U.S. government debt securities	375,766,581

$522,245,695

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$139,721,110
Long-term U.S. government debt securities	334,207,942

$473,929,052

See Notes to Financial Statements.

1016

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EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,218,330
Aggregate gross unrealized depreciation	(289,874,476)

Net unrealized depreciation	$(280,656,146)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,913,924,441

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $2,908,987,214)	$2,633,268,295
Cash	750,000
Dividends, interest and other receivables	31,199,712
Receivable for securities sold	7,790,132
Receivable for Portfolio shares sold	92,094
Securities lending income receivable	12,108
Other assets	35,937

Total assets	2,673,148,278

LIABILITIES
Payable for return of collateral on securities loaned	45,297,397
Payable for securities purchased	7,651,937
Payable for Portfolio shares repurchased	2,170,924
Investment management fees payable	601,951
Administrative fees payable	192,130
Distribution fees payable – Class IB	733
Accrued expenses	143,418

Total liabilities	56,058,490

Commitments and contingent liabilities^
NET ASSETS	$2,617,089,788

Net assets were comprised of:
Paid in capital	$3,642,262,793
Total distributable earnings (loss)	(1,025,173,005)

Net assets	$2,617,089,788

Class IB
Net asset value, offering and redemption price per share, $3,649,283 / 542,916 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.72

Class K
Net asset value, offering and redemption price per share, $2,613,440,505 / 388,444,787 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.73

(x)	Includes value of securities on loan of $44,091,322.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest	$63,497,467
Dividends	309,781
Securities lending (net)	41,584

Total income	63,848,832

EXPENSES
Investment management fees	4,333,351
Administrative fees	1,148,250
Professional fees	73,388
Printing and mailing expenses	63,898
Trustees’ fees	40,203
Custodian fees	32,516
Distribution fees – Class IB	6,331
Miscellaneous	43,013

Gross expenses	5,740,950
Less: Waiver from investment manager	(249,353)
Voluntary waiver from investment manager	(496,109)

Net expenses	4,995,488

NET INVESTMENT INCOME (LOSS)	58,853,344

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(52,674,121)
Net change in unrealized appreciation (depreciation) on investments in securities	20,993,454

NET REALIZED AND UNREALIZED GAIN (LOSS)	(31,680,667)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,172,677

See Notes to Financial Statements.

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EQ/LONG-TERM BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$58,853,344	$113,627,424
Net realized gain (loss)	(52,674,121)	(186,744,214)
Net change in unrealized appreciation (depreciation)	20,993,454	228,873,924

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	27,172,677	155,757,134

Distributions to shareholders:
Class IB	—	(122,214)
Class K	—	(113,728,139)

Total distributions to shareholders	—	(113,850,353)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 124,434 and 650,296 shares, respectively ]	827,488	4,352,573
Capital shares issued in reinvestment of dividends [ 0 and 18,488 shares, respectively ]	—	122,214
Capital shares repurchased [ (427,231) and (62,104) shares, respectively ]	(2,816,613)	(415,449)

Total Class IB transactions	(1,989,125)	4,059,338

Class K
Capital shares sold [ 29,258,856 and 46,693,417 shares, respectively ]	192,764,707	310,305,016
Capital shares issued in reinvestment of dividends [ 0 and 17,204,194 shares, respectively ]	—	113,728,139
Capital shares repurchased [ (29,946,403) and (63,030,729) shares, respectively ]	(199,588,472)	(425,454,939)

Total Class K transactions	(6,823,765)	(1,421,784)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,812,890)	2,637,554

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,359,787	44,544,335
NET ASSETS:
Beginning of period	2,598,730,001	2,554,185,666

End of period	$2,617,089,788	$2,598,730,001

See Notes to Financial Statements.

1019

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,					August 2, 2021* to December 31, 2021
			2025		2024	2023	2022
Net asset value, beginning of period	$6.66		$6.57		$7.14	$6.92	$9.82	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.28		0.27	0.24	0.21	0.07
Net realized and unrealized gain (loss)	(0.08)		0.10		(0.58)	0.20	(2.88)	(0.23)

Total from investment operations	0.06		0.38		(0.31)	0.44	(2.67)	(0.16)

Less distributions:
Dividends from net investment income	—		(0.29)		(0.26)	(0.22)	(0.22)	(0.02)
Distributions from net realized gains	—		—		—	—	(0.01)	—	#

Total dividends and distributions	—		(0.29)		(0.26)	(0.22)	(0.23)	(0.02)

Net asset value, end of period	$6.72		$6.66		$6.57	$7.14	$6.92	$9.82

Total return (b)(y)	0.90%		5.85%		(4.37)%	6.35%	(27.31)%	(1.58)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,649		$5,635		$1,571	$76	$72	$98
Ratio of expenses to average net assets:
After waivers (a)(f)	0.64	%(i)	0.65	%(i)	0.65%	0.65%	0.65%	0.65%
Before waivers (a)(f)	0.70%		0.70%		0.70%	0.71%	0.70%	1.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	4.34%		4.18%		3.81%	3.46%	2.67%	1.69	%(l)
Before waivers (a)(g)	4.28%		4.13%		3.75%	3.40%	2.62%	0.64	%(l)
Portfolio turnover rate ^	19	%(z)	53%		55%	39%	49%	10	%(z)

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,					August 2, 2021* to December 31, 2021
Class K			2025		2024	2023	2022
Net asset value, beginning of period	$6.66		$6.57		$7.15	$6.92	$9.82	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.30		0.28	0.26	0.23	0.08
Net realized and unrealized gain (loss)	(0.08)		0.10		(0.58)	0.21	(2.88)	(0.23)

Total from investment operations	0.07		0.40		(0.30)	0.47	(2.65)	(0.15)

Less distributions:
Dividends from net investment income	—		(0.31)		(0.28)	(0.24)	(0.24)	(0.03)
Distributions from net realized gains	—		—		—	—	(0.01)	—	#

Total dividends and distributions	—		(0.31)		(0.28)	(0.24)	(0.25)	(0.03)

Net asset value, end of period	$6.73		$6.66		$6.57	$7.15	$6.92	$9.82

Total return (b)(y)	1.05%		6.11%		(4.26)%	6.76%	(27.12)%	(1.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,613,441		$2,593,095		$2,552,615	$2,691,083	$2,170,933	$3,379,129
Ratio of expenses to average net assets:
After waivers (a)(f)	0.39	%(i)	0.40	%(i)	0.40%	0.40%	0.40%	0.40%
Before waivers (a)(f)	0.45%		0.45%		0.45%	0.46%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	4.60%		4.44%		4.02%	3.72%	2.91%	2.02	%(l)
Before waivers (a)(g)	4.54%		4.39%		3.97%	3.66%	2.85%	1.98	%(l)
Portfolio turnover rate ^	19	%(z)	53%		55%	39%	49%	10	%(z)

See Notes to Financial Statements.

1020

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(i)	Includes voluntary waiver from investment manager of 0.04% and 0.01% for the six months ended June 30, 2026 and year ended December 31, 2025, respectively.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1021

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (21.7%)
Entertainment (6.5%)
Netflix, Inc.*	516,100	$36,849,540
Walt Disney Co. (The)	162,280	15,619,450

		52,468,990

Interactive Media & Services (15.2%)
Alphabet, Inc., Class A	195,630	69,912,293
Meta Platforms, Inc., Class A	92,725	52,231,065

		122,143,358

Total Communication Services		174,612,348

Consumer Discretionary (17.7%)
Automobile Components (0.4%)
Mobileye Global, Inc., Class A*	367,553	3,557,913

Automobiles (7.7%)
Tesla, Inc.*	147,950	62,227,770

Broadline Retail (6.6%)
Amazon.com, Inc.*	222,952	53,138,380

Hotels, Restaurants & Leisure (2.6%)
Starbucks Corp.	121,157	12,381,034
Yum China Holdings, Inc.	46,832	1,914,024
Yum! Brands, Inc.	40,216	6,428,929

		20,723,987

Textiles, Apparel & Luxury Goods (0.4%)
NIKE, Inc., Class B	74,846	3,072,428

Total Consumer Discretionary		142,720,478

Consumer Staples (5.3%)
Beverages (5.3%)
Boston Beer Co., Inc. (The), Class A*	16,431	2,908,780
Monster Beverage Corp.*	408,932	39,306,544

Total Consumer Staples		42,215,324

Financials (7.7%)
Capital Markets (2.9%)
FactSet Research Systems, Inc.	18,906	4,349,892
MSCI, Inc.	15,644	8,761,266
SEI Investments Co.	118,012	10,350,833

		23,461,991

Financial Services (4.8%)
Block, Inc., Class A*	90,981	6,914,556
Visa, Inc., Class A	92,056	31,583,493

		38,498,049

Total Financials		61,960,040

Health Care (11.7%)
Biotechnology (4.9%)
Alnylam Pharmaceuticals, Inc.*	68,397	20,589,549
Regeneron Pharmaceuticals, Inc.	29,710	18,525,373

		39,114,922

Health Care Equipment & Supplies (0.9%)
Intuitive Surgical, Inc.*	17,796	7,077,113

Health Care Technology (2.0%)
Doximity, Inc., Class A*	288,308	$5,979,508
Veeva Systems, Inc., Class A*	58,834	10,441,270

		16,420,778

Life Sciences Tools & Services (0.6%)
Illumina, Inc.*	26,280	4,620,813

Pharmaceuticals (3.3%)
Novartis AG (ADR)	47,882	7,504,067
Novo Nordisk A/S (ADR)	251,220	12,043,487
Roche Holding AG (ADR)	144,703	7,430,499

		26,978,053

Total Health Care		94,211,679

Industrials (7.1%)
Aerospace & Defense (4.5%)
Boeing Co. (The)*	165,120	35,743,526

Air Freight & Logistics (1.2%)
Expeditors International of Washington, Inc.	59,878	9,758,917

Machinery (1.4%)
Deere & Co.	18,188	11,537,194

Total Industrials		57,039,637

Information Technology (26.5%)
IT Services (2.1%)
Shopify, Inc., Class A*	150,177	17,147,210

Semiconductors & Semiconductor Equipment (12.5%)
ARM Holdings plc (ADR)(x)*	96,998	34,392,581
NVIDIA Corp.	331,873	66,404,468

		100,797,049

Software (11.9%)
Autodesk, Inc.*	83,855	16,303,089
Microsoft Corp.	85,109	31,747,359
Oracle Corp.	208,451	30,548,494
Salesforce, Inc.	57,344	8,983,511
Workday, Inc., Class A*	62,185	7,612,688

		95,195,141

Total Information Technology		213,139,400

Total Common Stocks (97.7%) (Cost $301,655,476)		785,898,906

SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	2,019,838	2,019,838

Total Short-Term Investments (0.2%) (Cost $2,020,012)		2,019,838

Total Investments in Securities (97.9%) (Cost $303,675,488)		787,918,744
Other Assets Less Liabilities (2.1%)		16,629,887

Net Assets (100%)		$804,548,631

*	Non-income producing.

See Notes to Financial Statements.

1022

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

(x)

All or a portion of security is on loan at June 30, 2026, the Portfolio had loaned securities with a total value of $29,109,488. This was collateralized by $28,790,817 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 9/30/26 – 2/15/53.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$174,612,348	$—	$—	$174,612,348
Consumer Discretionary	142,720,478	—	—	142,720,478
Consumer Staples	42,215,324	—	—	42,215,324
Financials	61,960,040	—	—	61,960,040
Health Care	94,211,679	—	—	94,211,679
Industrials	57,039,637	—	—	57,039,637
Information Technology	213,139,400	—	—	213,139,400
Short-Term Investments
Investment Companies	2,019,838	—	—	2,019,838

Total Assets	$787,918,744	$—	$—	$787,918,744

Total Liabilities	$—	$—	$—	$—

Total	$787,918,744	$—	$—	$787,918,744

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$27,060,935
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$93,463,067

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$515,609,232
Aggregate gross unrealized depreciation	(31,699,039)

Net unrealized appreciation	$483,910,193

Federal income tax cost of investments in securities and derivative instruments, if applicable	$304,008,551

See Notes to Financial Statements.

1023

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $303,675,488)	$787,918,744
Cash	17,279,000
Dividends, interest and other receivables	259,009
Receivable for Portfolio shares sold	73,235
Receivable for securities sold	23,804
Securities lending income receivable	2,333
Other assets	8,532

Total assets	805,564,657

LIABILITIES
Investment management fees payable	442,729
Payable for Portfolio shares repurchased	262,904
Distribution fees payable – Class IB	129,836
Administrative fees payable	60,849
Payable for securities purchased	49,642
Accrued expenses	70,066

Total liabilities	1,016,026

Commitments and contingent liabilities^
NET ASSETS	$804,548,631

Net assets were comprised of:
Paid in capital	$289,069,991
Total distributable earnings (loss)	515,478,640

Net assets	$804,548,631

Class IB
Net asset value, offering and redemption price per share, $615,728,569 / 53,095,125 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.60

Class K
Net asset value, offering and redemption price per share, $188,820,062 / 16,077,780 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.74

(x)	Includes value of securities on loan of $29,109,488.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $108,271 foreign withholding tax)	$2,308,112
Interest	124,387
Securities lending (net)	21,762

Total income	2,454,261

EXPENSES
Investment management fees	3,064,034
Distribution fees – Class IB	786,574
Administrative fees	369,108
Professional fees	55,251
Printing and mailing expenses	45,541
Custodian fees	24,581
Trustees’ fees	13,111
Miscellaneous	8,675

Gross expenses	4,366,875
Less: Waiver from investment manager	(125,376)
Voluntarywaiver from investment manager	(248,882)

Net expenses	3,992,617

NET INVESTMENT INCOME (LOSS)	(1,538,356)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	32,514,194
Net change in unrealized appreciation (depreciation) on investments in securities	(67,367,967)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(34,853,773)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(36,392,129)

See Notes to Financial Statements.

1024

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,538,356)	$(4,409,568)
Net realized gain (loss)	32,514,194	55,151,460
Net change in unrealized appreciation (depreciation)	(67,367,967)	58,347,283

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(36,392,129)	109,089,175

Distributions to shareholders:
Class IB	—	(51,627,013)
Class K	—	(16,138,305)

Total distributions to shareholders	—	(67,765,318)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,869,265 and 5,653,942 shares, respectively ]	21,554,781	69,019,956
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,210,176 shares, respectively ]	—	51,627,013
Capital shares repurchased [ (4,969,434) and (9,592,147) shares, respectively ]	(57,664,741)	(115,995,418)

Total Class IB transactions	(36,109,960)	4,651,551

Class K
Capital shares sold [ 11,290 and 674,590 shares, respectively ]	130,707	6,830,846
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,301,027 shares, respectively ]	—	16,138,305
Capital shares repurchased [ (1,414,067) and (3,700,762) shares, respectively ]	(16,615,705)	(45,546,923)

Total Class K transactions	(16,484,998)	(22,577,772)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(52,594,958)	(17,926,221)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(88,987,087)	23,397,636
NET ASSETS:
Beginning of period	893,535,718	870,138,082

End of period	$804,548,631	$893,535,718

See Notes to Financial Statements.

1025

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025		2024	2023	2022	2021
Net asset value, beginning of period	$12.10		$11.56		$10.32	$7.48	$11.76	$11.16

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)		(0.07)		(0.06)	(0.05)	(0.05)	(0.06)
Net realized and unrealized gain (loss)	(0.48)		1.58		3.61	3.32	(3.21)	1.85

Total from investment operations	(0.50)		1.51		3.55	3.27	(3.26)	1.79

Less distributions:
Distributions from net realized gains	—		(0.97)		(2.31)	(0.43)	(1.02)	(1.19)

Net asset value, end of period	$11.60		$12.10		$11.56	$10.32	$7.48	$11.76

Total return (b)(y)	(4.13)%		13.08%		33.74%	43.89%	(28.02)%	16.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$615,729		$679,686		$646,364	$413,983	$306,054	$421,734
Ratio of expenses to average net assets:
After waivers (a)(f)	1.03	%(i)	1.04	%(i)	1.05%	1.05%	1.05%	1.05%
Before waivers (a)(f)	1.12%		1.11%		1.12%	1.12%	1.12%	1.11%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	(0.43)%		(0.56)%		(0.49)%	(0.57)%	(0.53)%	(0.51)%
Before waivers (a)(g)	(0.52)%		(0.63)%		(0.56)%	(0.64)%	(0.60)%	(0.57)%
Portfolio turnover rate^	3	%(z)	4%		8%	5%	27%	8%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025		2024	2023	2022	2021
Net asset value, beginning of period	$12.23		$11.65		$10.36	$7.50	$11.75	$11.12

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)		(0.04)		(0.03)	(0.03)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	(0.48)		1.59		3.63	3.32	(3.20)	1.85

Total from investment operations	(0.49)		1.55		3.60	3.29	(3.23)	1.82

Less distributions:
Distributions from net realized gains	—		(0.97)		(2.31)	(0.43)	(1.02)	(1.19)

Net asset value, end of period	$11.74		$12.23		$11.65	$10.36	$7.50	$11.75

Total return (b)(y)	(4.01)%		13.31%		34.08%	44.03%	(27.77)%	16.54%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$188,820		$213,850		$223,774	$295,498	$246,386	$318,641
Ratio of expenses to average net assets:
After waivers (a)(f)	0.78	%(i)	0.79	%(i)	0.80%	0.80%	0.80%	0.80%
Before waivers (a)(f)	0.87%		0.86%		0.87%	0.87%	0.87%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	(0.18)%		(0.31)%		(0.23)%	(0.32)%	(0.28)%	(0.26)%
Before waivers (a)(g)	(0.27)%		(0.38)%		(0.30)%	(0.39)%	(0.35)%	(0.32)%
Portfolio turnover rate^	3	%(z)	4%		8%	5%	27%	8%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(i)	Includes voluntary waiver from investment manager of 0.06% and 0.02% for the six months ended June 30, 2026 and year ended December 31, 2025, respectively.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1026

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.4%)
Aristocrat Leisure Ltd.	256,013	$10,906,897
Glencore plc	1,524,005	10,394,757
Lottery Corp. Ltd. (The)	647,475	2,582,967
Northern Star Resources Ltd.	489,234	6,443,568
WiseTech Global Ltd.	155,361	3,597,474

		33,925,663

Brazil (2.6%)
B3 SA – Brasil Bolsa Balcao	4,492,600	12,636,335
Banco BTG Pactual SA	806,778	8,493,963
MercadoLibre, Inc.*	2,880	4,888,483
TOTVS SA	1,070,100	5,940,969
XP, Inc., Class A	324,596	5,277,931

		37,237,681

Canada (6.9%)
Agnico Eagle Mines Ltd.	186,639	28,998,956
Element Fleet Management Corp.	605,953	12,505,725
Franco-Nevada Corp.	137,211	28,630,249
RB Global, Inc.	251,163	29,239,925

		99,374,855

China (3.7%)
Alibaba Group Holding Ltd.	612,300	7,315,099
China Resources Gas Group Ltd.	1,367,500	2,558,199
Kingsoft Corp. Ltd.	899,600	2,557,311
Tencent Holdings Ltd.	738,300	40,687,135

		53,117,744

France (6.9%)
Air Liquide SA	145,112	28,737,121
Capgemini SE	135,217	13,599,362
Dassault Systemes SE	730,795	14,884,489
L’Oreal SA	12,860	5,642,054
LVMH Moet Hennessy Louis Vuitton SE	44,004	24,368,041
Pernod Ricard SA	99,722	7,281,693
Sodexo SA	63,355	3,667,316

		98,180,076

Germany (8.3%)
Deutsche Boerse AG	88,399	24,121,200
GEA Group AG	283,083	19,418,569
Merck KGaA	59,362	9,962,291
SAP SE	249,316	38,180,924
Symrise AG, Class A	188,164	18,883,476
Zalando SE (m)*	273,887	7,935,267

		118,501,727

Hong Kong (2.3%)
AIA Group Ltd.	3,638,969	33,376,436

India (2.6%)
HDFC Bank Ltd.	2,077,917	17,576,814
ICICI Bank Ltd.	361,121	5,259,315
Reliance Industries Ltd.	625,955	8,615,426
UPL Ltd.	862,298	5,236,199

		36,687,754

Ireland (0.3%)
Kingspan Group plc	50,377	4,607,873

Japan (10.8%)
Daiichi Sankyo Co. Ltd.	687,200	11,028,118
Hitachi Ltd.	806,200	22,403,935
LY Corp.	2,080,400	5,564,994
Nitori Holdings Co. Ltd.	464,900	6,909,841
Nomura Research Institute Ltd.	407,200	11,537,015
Obic Co. Ltd.	365,400	8,567,395
Oracle Corp.	86,700	4,435,156
Pan Pacific International Holdings Corp.	1,308,900	6,680,589
Resonac Holdings Corp.	454,400	50,669,031
Sugi Holdings Co. Ltd.	274,500	5,310,640
SUMCO Corp.	370,100	9,379,468
Terumo Corp.	827,800	11,390,819

		153,877,001

Macau (0.1%)
Sands China Ltd.	1,214,400	2,029,482

Mexico (0.9%)
Grupo Financiero Banorte SAB de CV, Class O	1,171,803	12,409,888

Netherlands (4.8%)
Akzo Nobel NV	98,865	6,705,345
ASML Holding NV	16,076	31,882,597
Heineken NV	357,210	30,045,261

		68,633,203

Peru (1.2%)
Credicorp Ltd.	44,299	17,258,004

Singapore (1.8%)
DBS Group Holdings Ltd.	498,710	25,198,228

South Korea (0.5%)
Amorepacific Corp.	48,056	3,289,530
NAVER Corp.	29,603	3,816,783

		7,106,313

Spain (1.6%)
Amadeus IT Group SA	396,377	22,764,282

Sweden (2.7%)
Assa Abloy AB, Class B	742,471	26,227,293
Atlas Copco AB, Class A	629,321	12,774,468

		39,001,761

Switzerland (4.0%)
Nestle SA (Registered)	420,739	43,207,404
Sika AG (Registered)	33,036	6,806,848
Sonova Holding AG (Registered)	29,692	7,051,914

		57,066,166

Taiwan (11.3%)
Delta Electronics, Inc.	547,000	33,856,432
Globalwafers Co. Ltd.	626,000	20,248,184
Taiwan Semiconductor Manufacturing Co. Ltd.	1,402,000	107,657,681

		161,762,297

See Notes to Financial Statements.

1027

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
United Kingdom (8.4%)
AstraZeneca plc	214,889	$40,201,101
Compass Group plc	375,688	12,138,254
Diageo plc	555,866	11,172,795
London Stock Exchange Group plc	70,335	7,616,270
RELX plc	359,332	11,318,233
Rolls-Royce Holdings plc	1,926,540	36,989,882

		119,436,535

United States (14.0%)
Experian plc	359,977	12,105,185
Flutter Entertainment plc, Class DI*	98,527	10,066,504
Haleon plc	2,711,471	12,511,575
James Hardie Industries plc (CHDI)*	414,403	10,911,277
Linde plc	68,229	35,406,757
Novartis AG (Registered)	248,366	38,890,960
Roche Holding AG	14,824	6,101,892
Schneider Electric SE	182,708	59,943,508
Tenaris SA	496,298	13,734,204

		199,671,862

Total Investments in Securities (98.1%) (Cost $895,897,680)		1,401,224,831
Other Assets Less Liabilities (1.9%)		26,922,802

Net Assets (100%)		$1,428,147,633

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the market value or fair value, as applicable, of these securities amounted to $7,935,267 or 0.6% of net assets.

Glossary:

CHDI —	Clearing House Electronic Subregister System (CHESS) Depository Interest

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$33,925,663	$—	$33,925,663
Brazil	37,237,681	—	—	37,237,681
Canada	99,374,855	—	—	99,374,855
China	—	53,117,744	—	53,117,744
France	—	98,180,076	—	98,180,076
Germany	—	118,501,727	—	118,501,727
Hong Kong	—	33,376,436	—	33,376,436
India	—	36,687,754	—	36,687,754
Ireland	—	4,607,873	—	4,607,873
Japan	—	153,877,001	—	153,877,001
Macau	—	2,029,482	—	2,029,482
Mexico	12,409,888	—	—	12,409,888
Netherlands	—	68,633,203	—	68,633,203
Peru	17,258,004	—	—	17,258,004
Singapore	—	25,198,228	—	25,198,228
South Korea	—	7,106,313	—	7,106,313
Spain	—	22,764,282	—	22,764,282
Sweden	—	39,001,761	—	39,001,761
Switzerland	—	57,066,166	—	57,066,166
Taiwan	—	161,762,297	—	161,762,297

See Notes to Financial Statements.

1028

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
United Kingdom	$—	$119,436,535	$—	$119,436,535
United States	45,473,261	154,198,601	—	199,671,862

Total Assets	$211,753,689	$1,189,471,142	$—	$1,401,224,831

Total Liabilities	$—	$—	$—	$—

Total	$211,753,689	$1,189,471,142	$—	$1,401,224,831

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$148,901,726
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$184,423,781

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$581,065,840
Aggregate gross unrealized depreciation	(84,236,669)

Net unrealized appreciation	$496,829,171

Federal income tax cost of investments in securities and derivative instruments, if applicable	$904,395,660

See Notes to Financial Statements.

1029

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $895,897,680)	$1,401,224,831
Cash	22,305,314
Dividends, interest and other receivables	8,472,517
Receivable for Portfolio shares sold	290,822
Receivable for securities sold	178,687
Other assets	14,586

Total assets	1,432,486,757

LIABILITIES
Accrued India taxes	2,236,984
Investment management fees payable	827,903
Payable for Portfolio shares repurchased	635,471
Distribution fees payable – Class IB	176,353
Administrative fees payable	105,179
Payable for securities purchased	82,336
Accrued expenses	274,898

Total liabilities	4,339,124

Commitments and contingent liabilities^
NET ASSETS	$1,428,147,633

Net assets were comprised of:
Paid in capital	$832,335,949
Total distributable earnings (loss)	595,811,684

Net assets	$1,428,147,633

Class IB
Net asset value, offering and redemption price per share, $859,421,039 / 103,435,406 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.31

Class K
Net asset value, offering and redemption price per share, $568,726,594 / 68,477,262 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.31

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,025,525 foreign withholding tax)	$20,241,294
Interest	237,457

Total income	20,478,751

EXPENSES
Investment management fees	5,890,835
Distribution fees – Class IB	1,065,104
Administrative fees	640,149
Custodian fees	214,019
Professional fees	74,781
Printing and mailing expenses	39,232
Trustees’ fees	22,475
Miscellaneous	21,000

Gross expenses	7,967,595
Less: Waiver from investment manager	(840,438)

Net expenses	7,127,157

NET INVESTMENT INCOME (LOSS)	13,351,594

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $89,221 on realized gain on investments)	39,152,518
Foreign currency transactions	(55,469)

Net realized gain (loss)	39,097,049

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $(1,082,349) on unrealized depreciation on investments)	(29,227,004)
Foreign currency translations	(159,697)

Net change in unrealized appreciation (depreciation)	(29,386,701)

NET REALIZED AND UNREALIZED GAIN (LOSS)	9,710,348

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,061,942

See Notes to Financial Statements.

1030

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,351,594	$11,896,113
Net realized gain (loss)	39,097,049	121,839,782
Net change in unrealized appreciation (depreciation)	(29,386,701)	130,877,234

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	23,061,942	264,613,129

Distributions to shareholders:
Class IB	—	(77,598,153)
Class K	—	(55,415,805)

Total distributions to shareholders	—	(133,013,958)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 4,261,074 and 7,914,918 shares, respectively ]	35,270,609	65,321,944
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,328,142 shares, respectively ]	—	77,598,153
Capital shares repurchased [ (5,026,035) and (10,123,886) shares, respectively ]	(41,790,895)	(83,374,354)

Total Class IB transactions	(6,520,286)	59,545,743

Class K
Capital shares sold [ 1,179,352 and 3,823,109 shares, respectively ]	9,693,465	30,215,500
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,672,509 shares, respectively ]	—	55,415,805
Capital shares repurchased [ (4,602,818) and (15,292,752) shares, respectively ]	(38,117,166)	(126,466,770)

Total Class K transactions	(28,423,701)	(40,835,465)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(34,943,987)	18,710,278

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,882,045)	150,309,449
NET ASSETS:
Beginning of period	1,440,029,678	1,289,720,229

End of period	$1,428,147,633	$1,440,029,678

See Notes to Financial Statements.

1031

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.18		$7.43	$7.30	$6.71	$8.31	$8.66

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.06	0.06	0.06	0.06	0.03
Net realized and unrealized gain (loss)	0.06		1.49	0.60	0.89	(1.32)	0.75

Total from investment operations	0.13		1.55	0.66	0.95	(1.26)	0.78

Less distributions:
Dividends from net investment income	—		(0.08)	(0.06)	(0.09)	(0.06)	(0.02)
Distributions from net realized gains	—		(0.72)	(0.47)	(0.27)	(0.28)	(1.11)

Total dividends and distributions	—		(0.80)	(0.53)	(0.36)	(0.34)	(1.13)

Net asset value, end of period	$8.31		$8.18	$7.43	$7.30	$6.71	$8.31

Total return (b)(y)	1.59%		20.90%	8.76%	14.52%	(15.20)%	9.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$859,421		$852,654	$721,011	$620,848	$539,166	$458,875
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10%		1.10%	1.10%	1.10%	1.10%	1.10%
Before waivers (a)(f)	1.22%		1.22%	1.22%	1.23%	1.22%	1.22%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	1.78%		0.73%	0.73%	0.83%	0.85%	0.31%
Before waivers (a)(g)	1.66%		0.61%	0.61%	0.70%	0.73%	0.19%
Portfolio turnover rate^	10	%(z)	14%	16%	15%	14%	16%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.17		$7.41	$7.28	$6.70	$8.30	$8.64

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.08	0.08	0.08	0.08	0.05
Net realized and unrealized gain (loss)	0.06		1.50	0.60	0.88	(1.32)	0.76

Total from investment operations	0.14		1.58	0.68	0.96	(1.24)	0.81

Less distributions:
Dividends from net investment income	—		(0.10)	(0.08)	(0.11)	(0.08)	(0.04)
Distributions from net realized gains	—		(0.72)	(0.47)	(0.27)	(0.28)	(1.11)

Total dividends and distributions	—		(0.82)	(0.55)	(0.38)	(0.36)	(1.15)

Net asset value, end of period	$8.31		$8.17	$7.41	$7.28	$6.70	$8.30

Total return (b)(y)	1.71%		21.38%	9.04%	14.66%	(15.02)%	9.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$568,727		$587,376	$568,710	$591,935	$632,432	$779,886
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%		0.85%	0.85%	0.85%	0.85%	0.85%
Before waivers (a)(f)	0.97%		0.97%	0.97%	0.98%	0.97%	0.97%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	2.01%		1.02%	1.02%	1.11%	1.13%	0.57%
Before waivers (a)(g)	1.89%		0.90%	0.90%	0.99%	1.00%	0.45%
Portfolio turnover rate^	10	%(z)	14%	16%	15%	14%	16%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1032

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (2.9%)
Glencore plc	3,885,890	$26,504,428
Iluka Resources Ltd.	875,718	4,319,914
Northern Star Resources Ltd.	933,640	12,296,719

		43,121,061

Brazil (2.3%)
Petroleo Brasileiro SA – Petrobras (ADR)	303,086	4,437,179
Wheaton Precious Metals Corp.	256,065	28,804,943

		33,242,122

Canada (5.6%)
Agnico Eagle Mines Ltd.	148,526	23,077,165
Franco-Nevada Corp.	227,238	47,415,153
Teck Resources Ltd., Class B	195,057	11,617,462

		82,109,780

Denmark (1.0%)
Coloplast A/S, Class B	222,161	12,669,652
Novonesis Novozymes B	38,499	2,432,896

		15,102,548

France (8.7%)
Cie de Saint-Gobain SA	197,689	17,897,783
Dassault Systemes SE	635,580	12,945,195
EssilorLuxottica SA	46,540	8,731,491
Legrand SA	253,287	42,752,749
Pernod Ricard SA	128,382	9,374,443
TotalEnergies SE	480,548	37,329,346

		129,031,007

Germany (7.6%)
Aurubis AG	48,698	10,084,014
Beiersdorf AG	89,875	7,736,482
Deutsche Boerse AG	124,782	34,048,933
Infineon Technologies AG	140,159	13,084,760
SAP SE	131,601	20,153,732
Symrise AG, Class A	277,969	27,895,990

		113,003,911

Greece (0.5%)
National Bank of Greece SA	413,658	7,153,195

Ireland (3.5%)
AIB Group plc	2,181,350	25,634,103
Bank of Ireland Group plc	761,798	15,184,525
Kerry Group plc, Class A	118,145	10,850,041

		51,668,669

Israel (0.7%)
Check Point Software Technologies Ltd.*	79,032	10,387,176

Italy (1.6%)
BPER Banca SpA	365,788	5,741,502
Ryanair Holdings plc (ADR)	273,276	17,694,621

		23,436,123

Japan (13.6%)
Chiba Bank Ltd. (The)	965,400	14,682,101
Ezaki Glico Co. Ltd.	136,800	4,498,145

Hirose Electric Co. Ltd.	14,200	2,546,490
Keyence Corp.	32,200	16,223,224
Lion Corp.	124,300	1,310,740
M3, Inc.	715,800	7,994,531
Mitsubishi Electric Corp.	608,300	22,307,068
Nissin Foods Holdings Co. Ltd.	309,000	5,301,334
Nitori Holdings Co. Ltd.	413,100	6,139,934
Nitto Denko Corp.	443,200	8,730,570
Olympus Corp.	467,600	4,915,134
Resona Holdings, Inc.	2,475,600	32,289,005
Rohto Pharmaceutical Co. Ltd.	650,100	9,550,780
Shimadzu Corp.	443,100	11,308,231
Shimano, Inc.	92,800	9,911,243
Taisei Corp.	63,200	5,601,217
Terumo Corp.	815,600	11,222,943
Toyo Suisan Kaisha Ltd.	279,100	17,845,860
Unicharm Corp.	1,517,400	8,828,340

		201,206,890

Luxembourg (1.4%)
ArcelorMittal SA	340,582	20,479,194

Netherlands (3.3%)
ASML Holding NV	9,562	18,963,759
Euronext NV(m)	150,484	24,074,960
Wolters Kluwer NV	78,679	5,085,112

		48,123,831

Norway (1.1%)
Aker BP ASA	553,089	16,824,702

South Africa (0.6%)
Anglo American plc	169,241	8,288,986

South Korea (0.9%)
Samsung Electronics Co. Ltd.	11,738	2,566,127
Samsung Fire & Marine Insurance Co. Ltd.	27,605	11,054,595

		13,620,722

Spain (2.8%)
Amadeus IT Group SA	257,818	14,806,716
CaixaBank SA	1,874,188	26,601,575

		41,408,291

Sweden (2.7%)
Assa Abloy AB, Class B	616,747	21,786,177
Boliden AB	163,783	9,247,571
Svenska Cellulosa AB SCA, Class B	900,769	9,211,487

		40,245,235

Switzerland (7.2%)
Chocoladefabriken Lindt & Spruengli AG	338	3,932,607
Cie Financiere Richemont SA (Registered)	58,119	13,486,243
Julius Baer Group Ltd.	138,065	11,933,987
Sandoz Group AG	294,998	26,658,191
Schindler Holding AG	22,817	7,563,428
Sika AG (Registered)	56,938	11,731,697
UBS Group AG (Registered)	631,987	31,307,784

		106,613,937

See Notes to Financial Statements.

1033

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)

Taiwan (4.3%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	133,320	$63,669,632

United Kingdom (10.6%)
Croda International plc	86,574	3,475,279
Diageo plc	575,471	11,566,851
Hiscox Ltd.	404,508	9,912,724
IMI plc	537,071	21,129,577
Lloyds Banking Group plc	9,898,536	14,605,947
London Stock Exchange Group plc	201,094	21,775,592
NatWest Group plc	3,666,347	32,315,103
Reckitt Benckiser Group plc	134,614	8,775,894
RELX plc	458,231	14,433,351
Smith & Nephew plc	914,086	13,139,664
Spirax Group plc	67,509	6,125,394

		157,255,376

United States (14.1%)
Agilent Technologies, Inc.	140,198	18,622,500
Alcon AG	154,805	10,467,674
CRH plc	179,575	19,214,525
Experian plc	560,334	18,842,723
Haleon plc	6,133,325	28,301,080
Roche Holding AG	63,822	26,270,573
Schneider Electric SE	134,884	44,253,235
Tenaris SA	380,247	10,522,689
Waters Corp.*	39,366	14,763,825
Willis Towers Watson plc	64,802	16,937,299

		208,196,123

Total Common Stocks (97.0%) (Cost $1,001,050,295)		1,434,188,511

SHORT-TERM INVESTMENTS:
Investment Companies (1.0%)
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	14,105,468	$14,105,468

Total Short-Term Investments (1.0%) (Cost $14,106,628)		14,105,468

Total Investments in Securities (98.0%) (Cost $1,015,156,923)		1,448,293,979
Other Assets Less Liabilities (2.0%)		29,631,466

Net Assets (100%)		$1,477,925,445

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the market value or fair value, as applicable, of these securities amounted to $24,074,960 or 1.6% of net assets.

Glossary:

ADR	— American Depositary Receipt
USD	— United States Dollar

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$43,121,061	$—	$43,121,061
Brazil	33,242,122	—	—	33,242,122
Canada	82,109,780	—	—	82,109,780
Denmark	—	15,102,548	—	15,102,548
France	—	129,031,007	—	129,031,007
Germany	—	113,003,911	—	113,003,911
Greece	—	7,153,195	—	7,153,195
Ireland	—	51,668,669	—	51,668,669
Israel	10,387,176	—	—	10,387,176
Italy	17,694,621	5,741,502	—	23,436,123
Japan	—	201,206,890	—	201,206,890

See Notes to Financial Statements.

1034

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Luxembourg	$—	$20,479,194	$—	$20,479,194
Netherlands	—	48,123,831	—	48,123,831
Norway	—	16,824,702	—	16,824,702
South Africa	—	8,288,986	—	8,288,986
South Korea	—	13,620,722	—	13,620,722
Spain	—	41,408,291	—	41,408,291
Sweden	—	40,245,235	—	40,245,235
Switzerland	—	106,613,937	—	106,613,937
Taiwan	63,669,632	—	—	63,669,632
United Kingdom	—	157,255,376	—	157,255,376
United States	69,538,149	138,657,974	—	208,196,123
Short-Term Investments
Investment Companies	14,105,468	—	—	14,105,468

Total Assets	$290,746,948	$1,157,547,031	$—	$1,448,293,979

Total Liabilities	$—	$—	$—	$—

Total	$290,746,948	$1,157,547,031	$—	$1,448,293,979

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(8,522)	$(8,522)

Total	$(8,522)	$(8,522)

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value sold – in USD	$315,000

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$165,987,205
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$194,740,475

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$504,254,006
Aggregate gross unrealized depreciation	(71,253,639)

Net unrealized appreciation	$433,000,367

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,015,293,612

See Notes to Financial Statements.

1035

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $1,015,156,923)	$1,448,293,979
Cash	25,114,561
Dividends, interest and other receivables	5,590,855
Receivable for securities sold	498,413
Receivable for Portfolio shares sold	188,092
Other assets	21,186

Total assets	1,479,707,086

LIABILITIES
Investment management fees payable	943,877
Payable for Portfolio shares repurchased	317,460
Distribution fees payable – Class IB	304,757
Administrative fees payable	109,359
Foreign currency overdraft payable	8,960
Accrued expenses	97,228

Total liabilities	1,781,641

Commitments and contingent liabilities^
NET ASSETS	$1,477,925,445

Net assets were comprised of:
Paid in capital	$928,483,921
Total distributable earnings (loss)	549,441,524

Net assets	$1,477,925,445

Class IB
Net asset value, offering and redemption price per share, $1,477,925,445 / 35,380,509 shares outstanding (unlimited amount authorized: $0.01 par value)	$41.77

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,965,566 foreign withholding tax)	$20,099,472
Interest	430,589

Total income	20,530,061

EXPENSES
Investment management fees	6,183,892
Distribution fees – Class IB	1,841,663
Administrative fees	661,290
Custodian fees	94,916
Professional fees	58,238
Printing and mailing expenses	38,809
Trustees’ fees	23,000
Miscellaneous	18,207

Gross expenses	8,920,015
Less: Waiver from investment manager	(453,255)

Net expenses	8,466,760

NET INVESTMENT INCOME (LOSS)	12,063,301

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	80,528,138
Forward foreign currency contracts	(8,522)
Foreign currency transactions	(7,596)

Net realized gain (loss)	80,512,020

Change in unrealized appreciation (depreciation) on:
Investments in securities	(28,060,476)
Foreign currency translations	(103,671)

Net change in unrealized appreciation (depreciation)	(28,164,147)

NET REALIZED AND UNREALIZED GAIN (LOSS)	52,347,873

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$64,411,174

See Notes to Financial Statements.

1036

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,063,301	$17,322,178
Net realized gain (loss)	80,512,020	92,630,555
Net change in unrealized appreciation (depreciation)	(28,164,147)	260,439,552

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	64,411,174	370,392,285

Distributions to shareholders:
Class IB	—	(88,613,399)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 857,417 and 1,948,054 shares, respectively ]	35,643,169	72,202,953
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,249,631 shares, respectively ]	—	88,613,399
Capital shares repurchased [ (1,820,005) and (3,788,837) shares, respectively ]	(75,492,413)	(141,404,255)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(39,849,244)	19,412,097

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,561,930	301,190,983
NET ASSETS:
Beginning of period	1,453,363,515	1,152,172,532

End of period	$1,477,925,445	$1,453,363,515

See Notes to Financial Statements.

1037

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$39.99		$32.06	$32.38	$28.42	$38.86	$36.38

Income (loss) from investment operations:
Net investment income (loss) (e)	0.34		0.49	0.48	0.37	0.14	0.07
Net realized and unrealized gain (loss)	1.44		10.03	1.88	4.54	(9.36)	3.62

Total from investment operations	1.78		10.52	2.36	4.91	(9.22)	3.69

Less distributions:
Dividends from net investment income	—		(0.51)	(0.51)	(0.40)	(0.13)	(0.14)
Distributions from net realized gains	—		(2.08)	(2.17)	(0.55)	(1.09)	(1.07)

Total dividends and distributions	—		(2.59)	(2.68)	(0.95)	(1.22)	(1.21)

Net asset value, end of period	$41.77		$39.99	$32.06	$32.38	$28.42	$38.86

Total return (b)(y)	4.45%		32.95%	6.99%	17.37%	(23.79)%	10.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,477,925		$1,453,364	$1,152,173	$1,136,814	$1,000,942	$1,290,974
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	1.15%		1.15%	1.15%	1.15%	1.15%	1.15%
Before waivers (a)(f)	1.21%		1.22%	1.23%	1.24%	1.23%	1.22%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	1.64%		1.31%	1.39%	1.20%	0.46%	0.19%
Before waivers (a)(g)	1.58%		1.24%	1.31%	1.11%	0.38%	0.12%
Portfolio turnover rate^	11	%(z)	19%	15%	20%	30%	13%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB for period ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1038

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.2%)
Entertainment (10.2%)
Live Nation Entertainment, Inc.*	108,349	$19,839,785
Take-Two Interactive Software, Inc.*	82,523	20,629,100
TKO Group Holdings, Inc., Class A	78,744	15,851,955

Total Communication Services		56,320,840

Consumer Discretionary (17.9%)
Hotels, Restaurants & Leisure (11.8%)
Aramark	192,314	10,942,667
DraftKings, Inc., Class A*	198,113	5,004,334
Hyatt Hotels Corp., Class A	74,210	14,384,866
Royal Caribbean Cruises Ltd.	25,289	8,030,016
Sportradar Group AG, Class A*	221,236	3,311,903
Viking Holdings Ltd.*	162,206	16,978,102
Wingstop, Inc.	40,985	7,107,209

		65,759,097

Specialty Retail (6.1%)
Burlington Stores, Inc.*	44,475	14,089,680
Carvana Co.*	152,652	10,047,555
O’Reilly Automotive, Inc.*	103,388	9,521,001

		33,658,236

Total Consumer Discretionary		99,417,333

Energy (4.2%)
Oil, Gas & Consumable Fuels (4.2%)
Cheniere Energy, Inc.	51,422	12,290,372
DT Midstream, Inc.	28,441	4,173,432
Ovintiv, Inc.	130,667	6,879,618

Total Energy		23,343,422

Financials (5.1%)
Capital Markets (5.1%)
Carlyle Group, Inc. (The)	152,584	6,425,312
LPL Financial Holdings, Inc.	40,648	11,449,729
Nasdaq, Inc.	133,624	10,532,244

Total Financials		28,407,285

Health Care (14.9%)
Biotechnology (7.0%)
Ascendis Pharma A/S*	60,568	16,154,697
Natera, Inc.*	83,437	22,648,974

		38,803,671

Health Care Equipment & Supplies (1.8%)
Medline, Inc., Class A*	115,741	4,564,825
STERIS plc	26,763	5,635,485

		10,200,310

Life Sciences Tools & Services (6.1%)
Agilent Technologies, Inc.	46,287	6,148,302
Bio-Techne Corp.	155,904	11,014,618
Charles River Laboratories International, Inc.*	28,747	6,519,532
Repligen Corp.*	73,065	9,968,988

		33,651,440

Total Health Care		82,655,421

Industrials (23.2%)
Aerospace & Defense (11.0%)
Axon Enterprise, Inc.*	20,900	11,716,749
Curtiss-Wright Corp.	10,274	7,785,226
Hexcel Corp.	71,674	7,171,701
Howmet Aerospace, Inc.	105,772	28,437,860
Woodward, Inc.	13,519	5,751,523

		60,863,059

Construction & Engineering (6.1%)
EMCOR Group, Inc.	8,406	6,975,971
Quanta Services, Inc.	36,877	26,552,915

		33,528,886

Electrical Equipment (1.9%)
AMETEK, Inc.	22,156	5,360,423
Hubbell, Inc., Class B	10,102	5,285,366

		10,645,789

Machinery (3.3%)
Donaldson Co., Inc.	48,308	4,336,609
Lincoln Electric Holdings, Inc.	17,999	4,778,915
RBC Bearings, Inc.*	14,501	9,339,514

		18,455,038

Trading Companies & Distributors (0.9%)
Applied Industrial Technologies, Inc.	14,036	4,746,273

Total Industrials		128,239,045

Information Technology (20.2%)
Communications Equipment (1.3%)
Ciena Corp.*	14,757	7,239,194

Electronic Equipment, Instruments & Components (5.2%)
Coherent Corp.*	49,800	19,644,606
Jabil, Inc.	23,836	9,188,301

		28,832,907

IT Services (4.5%)
Cloudflare, Inc., Class A*	47,100	11,552,688
MongoDB, Inc.*	13,440	4,514,496
Okta, Inc.*	65,575	8,947,709

		25,014,893

Semiconductors & Semiconductor Equipment (6.7%)
MACOM Technology Solutions Holdings, Inc.*	26,483	10,073,339
Monolithic Power Systems, Inc.	19,723	27,264,286

		37,337,625

Software (2.5%)
Cadence Design Systems, Inc.*	19,538	7,333,002
Trimble, Inc.*	121,307	6,208,492

		13,541,494

Total Information Technology		111,966,113

See Notes to Financial Statements.

1039

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (3.3%)
Construction Materials (2.0%)
Vulcan Materials Co.	36,442	$10,750,754

Metals & Mining (1.3%)
Alamos Gold, Inc., Class A	103,424	3,135,718
Antofagasta plc	83,339	4,232,900

		7,368,618

Total Materials		18,119,372

Total Common Stocks (99.0%) (Cost $414,884,313)		548,468,831

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40 (r)* (Cost $—)	6,159	—

Total Investments in Securities (99.0%) (Cost $414,884,313)		548,468,831
Other Assets Less Liabilities (1.0%)		5,472,082

Net Assets (100%)		$553,940,913

*	Non-income producing.
(r)	Fair value determined using significant unobservable inputs

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$56,320,840	$—	$—		$56,320,840
Consumer Discretionary	99,417,333	—	—		99,417,333
Energy	23,343,422	—	—		23,343,422
Financials	28,407,285	—	—		28,407,285
Health Care	82,655,421	—	—		82,655,421
Industrials	128,239,045	—	—		128,239,045
Information Technology	111,966,113	—	—		111,966,113
Materials	13,886,472	4,232,900	—		18,119,372
Warrants
Information Technology	—	—	—	(a)	—(a	)

Total Assets	$544,235,931	$4,232,900	$—		$548,468,831

Total Liabilities	$—	$—	$—		$—

Total	$544,235,931	$4,232,900	$—		$548,468,831

(a)	Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$149,943,123
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$157,723,172

See Notes to Financial Statements.

1040

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

During the period ended June 30, 2026, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 4%)*	Net Proceeds of Sales and Redemptions (affiliated 0%)*	Net Realized Gain (Loss)
$ 5,338,393	$—	$—

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$162,271,610
Aggregate gross unrealized depreciation	(28,709,785)

Net unrealized appreciation	$133,561,825

Federal income tax cost of investments in securities and derivative instruments, if applicable	$414,907,006

See Notes to Financial Statements.

1041

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $414,884,313)	$548,468,831
Cash	5,924,299
Dividends, interest and other receivables	130,817
Receivable for Portfolio shares sold	93,298
Other assets	7,421

Total assets	554,624,666

LIABILITIES
Investment management fees payable	321,256
Payable for Portfolio shares repurchased	146,487
Distribution fees payable – Class IB	110,207
Administrative fees payable	39,547
Accrued expenses	66,256

Total liabilities	683,753

Commitments and contingent liabilities^
NET ASSETS	$553,940,913

Net assets were comprised of:
Paid in capital	$396,799,949
Total distributable earnings (loss)	157,140,964

Net assets	$553,940,913

Class IB
Net asset value, offering and redemption price per share, $553,940,913 / 30,777,156 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.00

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $(2,060) foreign withholding tax)	$1,183,172
Interest	90,799

Total income	1,273,971

EXPENSES
Investment management fees	2,194,165
Distribution fees – Class IB	645,341
Administrative fees	231,726
Professional fees	35,432
Printing and mailing expenses	17,660
Custodian fees	14,033
Trustees’ fees	8,113
Miscellaneous	9,684

Gross expenses	3,156,154
Less: Waiver from investment manager	(316,505)

Net expenses	2,839,649

NET INVESTMENT INCOME (LOSS)	(1,565,678)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	4,199,121
Foreign currency transactions	(14,930)

Net realized gain (loss)	4,184,191

Change in unrealized appreciation (depreciation) on:
Investments in securities	22,384,828
Foreign currency translations	(17)

Net change in unrealized appreciation (depreciation)	22,384,811

NET REALIZED AND UNREALIZED GAIN (LOSS)	26,569,002

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,003,324

See Notes to Financial Statements.

1042

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EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,565,678)	$(3,651,977)
Net realized gain (loss)	4,184,191	87,485,402
Net change in unrealized appreciation (depreciation)	22,384,811	(55,777,860)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	25,003,324	28,055,565

Distributions to shareholders:
Class IB	—	(66,995,432)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,691,404 and 2,499,034 shares, respectively ]	28,390,108	49,389,586
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,846,210 shares, respectively ]	—	66,995,432
Capital shares repurchased [ (1,835,522) and (2,920,193) shares, respectively ]	(30,876,182)	(57,198,242)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,486,074)	59,186,776

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,517,250	20,246,909
NET ASSETS:
Beginning of period	531,423,663	511,176,754

End of period	$553,940,913	$531,423,663

See Notes to Financial Statements.

1043

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EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024		2023		2022	2021
Net asset value, beginning of period	$17.19		$18.59	$17.69		$14.61		$20.07	$17.16

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.05)		(0.13)	(0.12	)(2)	(0.08	)(1)	(0.08)	(0.13)
Net realized and unrealized gain (loss)	0.86		1.20	2.75		3.34		(5.35)	3.35

Total from investment operations	0.81		1.07	2.63		3.26		(5.43)	3.22

Less distributions:
Distributions from net realized gains	—		(2.47)	(1.73)		(0.18)		(0.03)	(0.31)

Net asset value, end of period	$18.00		$17.19	$18.59		$17.69		$14.61	$20.07

Total return (b)(y)	4.71%		5.60%	14.48%		22.32%		(27.04)%	18.83%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$553,941		$531,424	$511,177		$454,126		$376,260	$513,684
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	1.10%		1.10%	1.10%		1.10%		1.10%	1.10%
Before waivers (a)(f)	1.22%		1.23%	1.23%		1.24%		1.23%	1.22%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	(0.61)%		(0.68)%	(0.63	)%(bb)	(0.48	)%(aa)	(0.50)%	(0.72)%
Before waivers (a)(g)	(0.73)%		(0.81)%	(0.76	)%(bb)	(0.62	)%(aa)	(0.62)%	(0.83)%
Portfolio turnover rate^	29	%(z)	60%	41%		30%		41%	9%
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.08) for Class IB.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $(0.13) for Class IB.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for the class would have been 0.05% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for the class would have been 0.07% lower.

See Notes to Financial Statements.

1044

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.5%)
Diversified Telecommunication Services (0.6%)
Space Exploration Technologies Corp., Class A*	52,286	$8,933,586

Interactive Media & Services (10.9%)
Alphabet, Inc., Class A	344,500	123,113,965
Meta Platforms, Inc., Class A	65,362	36,817,761

		159,931,726

Total Communication Services		168,865,312

Financials (0.4%)
Insurance (0.4%)
Aon plc, Class A	16,627	5,515,010

Total Financials		5,515,010

Industrials (1.4%)
Industrial Conglomerates (0.9%)
Hitachi Ltd.	515,500	14,325,512

Professional Services (0.5%)
Verisk Analytics, Inc.	38,843	6,973,484

Total Industrials		21,298,996

Information Technology (79.4%)
Communications Equipment (5.4%)
Arista Networks, Inc.*	212,970	36,179,344
Cisco Systems, Inc.	369,398	43,389,489

		79,568,833

Electronic Equipment, Instruments & Components (3.9%)
Amphenol Corp., Class A	66,256	11,682,258
Coherent Corp.*	45,092	17,787,441
Corning, Inc.	109,632	28,003,302

		57,473,001

IT Services (5.9%)
Akamai Technologies, Inc.*	78,551	9,285,514
Fastly, Inc., Class A*	239,888	4,404,344
MongoDB, Inc.*	52,014	17,471,502
Okta, Inc.*	75,869	10,352,325
Shopify, Inc., Class A*	316,689	36,159,550
Snowflake, Inc., Class A*	36,279	9,233,005

		86,906,240

Semiconductors & Semiconductor Equipment (39.5%)
Advanced Micro Devices, Inc.*	89,977	52,268,539
Analog Devices, Inc.	51,621	20,502,312
Applied Materials, Inc.	85,412	61,752,876
Broadcom, Inc.	274,469	103,680,665
Globalwafers Co. Ltd.	303,000	9,800,639
KLA Corp.	144,900	43,717,779
Lam Research Corp.	144,893	62,786,484
Micron Technology, Inc.	19,406	22,400,152
NVIDIA Corp.	482,424	96,528,218
NXP Semiconductors NV	45,254	12,717,731
Renesas Electronics Corp.	459,000	13,865,439
Taiwan Semiconductor Manufacturing Co. Ltd.	343,000	26,338,505
Teradyne, Inc.	56,949	27,554,204
Texas Instruments, Inc.	93,082	27,744,952

		581,658,495

Software (13.2%)
Autodesk, Inc.*	45,821	8,908,519
Cadence Design Systems, Inc.*	60,614	22,749,647
Constellation Software, Inc.	7,267	13,680,867
Crowdstrike Holdings, Inc., Class A*	33,699	25,717,055
Datadog, Inc., Class A*	45,881	11,945,577
Figma, Inc., Class A*	2,042	36,940
HubSpot, Inc.*	20,223	3,690,900
Intuit, Inc.	28,438	7,422,318
JFrog Ltd.*	227,077	20,636,758
Microsoft Corp.	183,256	68,358,153
ServiceTitan, Inc., Class A*	71,195	5,034,198
Tyler Technologies, Inc.*	24,281	7,101,221

		195,282,153

Technology Hardware, Storage & Peripherals (11.5%)
Apple, Inc.	350,211	101,337,055
Sandisk Corp.*	16,818	38,239,591
Seagate Technology Holdings plc	30,446	29,380,390

		168,957,036

Total Information Technology		1,169,845,758

Total Common Stocks (92.7%) (Cost $671,189,017)		1,365,525,076

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40 (r)* (Cost $—)	4,387	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (6.9%)
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	102,147,079	$102,147,079

Total Short-Term Investments (6.9%) (Cost $102,153,194)		102,147,079

Total Investments in Securities (99.6%) (Cost $773,342,211)		1,467,672,155
Other Assets Less Liabilities (0.4%)		5,502,143

Net Assets (100%)		$1,473,174,298

*	Non-income producing.
(r)	Fair value determined using significant unobservable inputs.

See Notes to Financial Statements.

1045

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$168,865,312	$—	$—		$168,865,312
Financials	5,515,010	—	—		5,515,010
Industrials	6,973,484	14,325,512	—		21,298,996
Information Technology	1,119,841,175	50,004,583	—		1,169,845,758
Short-Term Investments
Investment Companies	102,147,079	—	—		102,147,079
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$1,403,342,060	$64,330,095	$—		$1,467,672,155

Total Liabilities	$—	$—	$—		$—

Total	$1,403,342,060	$64,330,095	$—		$1,467,672,155

(a)	Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$247,422,403
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$364,942,369

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$725,684,368
Aggregate gross unrealized depreciation	(31,668,913)

Net unrealized appreciation	$694,015,455

Federal income tax cost of investments in securities and derivative instruments, if applicable	$773,656,700

See Notes to Financial Statements.

1046

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $773,342,211)	$1,467,672,155
Cash	6,200,000
Receivable for Portfolio shares sold	2,641,010
Dividends, interest and other receivables	336,283
Other assets	17,961

Total assets	1,476,867,409

LIABILITIES
Payable for Portfolio shares repurchased	2,346,232
Investment management fees payable	854,591
Distribution fees payable – Class IB	294,180
Administrative fees payable	105,563
Accrued expenses	92,545

Total liabilities	3,693,111

Commitments and contingent liabilities^
NET ASSETS	$1,473,174,298

Net assets were comprised of:
Paid in capital	$727,779,881
Total distributable earnings (loss)	745,394,417

Net assets	$1,473,174,298

Class IB
Net asset value, offering and redemption price per share, $1,473,174,298 / 29,731,257 shares outstanding (unlimited amount authorized: $0.01 par value)	$49.55

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $50,401 foreign withholding tax)	$3,456,126
Interest	101,809

Total income	3,557,935

EXPENSES
Investment management fees	4,593,313
Distribution fees – Class IB	1,574,054
Administrative fees	565,246
Professional fees	48,053
Custodian fees	38,564
Printing and mailing expenses	33,703
Trustees’ fees	19,213
Miscellaneous	11,046

Total expenses	6,883,192

NET INVESTMENT INCOME (LOSS)	(3,325,257)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	20,137,623
Foreign currency transactions	(82,174)

Net realized gain (loss)	20,055,449

Change in unrealized appreciation (depreciation) on:
Investments in securities	227,650,902
Foreign currency translations	(66)

Net change in unrealized appreciation (depreciation)	227,650,836

NET REALIZED AND UNREALIZED GAIN (LOSS)	247,706,285

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$244,381,028

See Notes to Financial Statements.

1047

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EQ/MFS TECHNOLOGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,325,257)	$(5,472,449)
Net realized gain (loss)	20,055,449	134,452,262
Net change in unrealized appreciation (depreciation)	227,650,836	47,022,539

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	244,381,028	176,002,352

Distributions to shareholders:
Class IB	—	(111,272,547)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,678,249 and 4,247,841 shares, respectively ]	71,828,294	169,109,414
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,666,348 shares, respectively ]	—	111,272,547
Capital shares repurchased [ (2,099,291) and (4,159,623) shares, respectively ]	(90,082,184)	(167,086,346)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(18,253,890)	113,295,615

TOTAL INCREASE (DECREASE) IN NET ASSETS	226,127,138	178,025,420
NET ASSETS:
Beginning of period	1,247,047,160	1,069,021,740

End of period	$1,473,174,298	$1,247,047,160

See Notes to Financial Statements.

1048

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EQ/MFS TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$41.36		$39.02	$31.79	$20.63	$33.36	$32.15

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.11)		(0.20)	(0.16)	(0.07)	(0.16)	(0.31)
Net realized and unrealized gain (loss)	8.30		6.53	11.76	11.23	(11.91)	4.69

Total from investment operations	8.19		6.33	11.60	11.16	(12.07)	4.38

Less distributions:
Distributions from net realized gains	—		(3.99)	(4.37)	—	(0.66)	(3.17)

Net asset value, end of period	$49.55		$41.36	$39.02	$31.79	$20.63	$33.36

Total return (b)(y)	19.80%		16.24%	36.09%	54.10%	(36.29)%	13.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,473,174		$1,247,047	$1,069,022	$752,924	$485,538	$750,442
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	1.09%		1.10%	1.11%	1.13%	1.13%	1.12%
Before waivers (a)(f)	1.09%		1.10%	1.11%	1.14%	1.13%	1.12%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	(0.53)%		(0.49)%	(0.42)%	(0.27)%	(0.63)%	(0.88)%
Before waivers (a)(g)	(0.53)%		(0.49)%	(0.42)%	(0.28)%	(0.63)%	(0.88)%
Portfolio turnover rate^	20	%(z)	69%	51%	47%	29%	40%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.09%, 1.10%, 1.11%, 1.13%, 1.13% and 1.12% for Class IB for the period ended June 30, 2026 and year ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1049

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Utilities (98.1%)
Electric Utilities (58.5%)
Alliant Energy Corp.	91,703	$6,996,022
American Electric Power Co., Inc.	91,354	12,498,141
Constellation Energy Corp.	56,097	13,932,812
Edison International	127,624	9,501,607
EDP SA	338,904	1,774,253
Enel SpA	108,405	1,245,524
Entergy Corp.	69,649	7,999,884
Eversource Energy	56,688	4,096,842
NextEra Energy, Inc.	318,450	27,950,357
OGE Energy Corp.	74,993	3,649,159
PG&E Corp.	829,476	13,951,786
Pinnacle West Capital Corp.	59,945	6,414,115
PPL Corp.	158,701	5,768,781
Southern Co. (The)	99,116	9,486,392
SSE plc	154,084	4,979,877
Xcel Energy, Inc.	161,128	12,938,578

		143,184,130

Gas Utilities (2.2%)
Atmos Energy Corp.	24,563	4,231,468
Spire, Inc.	15,169	1,184,547

		5,416,015

Independent Power and Renewable Electricity Producers (7.1%)
EDP Renewables SA	221,333	3,584,749
Orsted A/S(m)*	44,408	998,450
RWE AG	47,736	3,092,736
Vistra Corp.	60,832	9,649,780

		17,325,715

Multi-Utilities (27.6%)
Ameren Corp.	82,075	9,277,758
CenterPoint Energy, Inc.	46,392	2,043,104
Dominion Energy, Inc.	152,703	10,428,088
DTE Energy Co.	65,570	9,990,901
E.ON SE	85,650	1,767,140
National Grid plc	178,166	2,949,861
NiSource, Inc.	111,743	5,313,380
Public Service Enterprise Group, Inc.	99,810	8,100,579
Sempra	133,348	12,362,693
Veolia Environnement SA	33,585	1,398,826
WEC Energy Group, Inc.	33,743	3,940,170

		67,572,500

Water Utilities (2.7%)
American Water Works Co., Inc.	25,743	3,387,264
United Utilities Group plc	186,197	3,230,660

		6,617,924

Total Investments in Securities (98.1%) (Cost $164,992,575)		240,116,284
Other Assets Less Liabilities (1.9%)		4,744,031

Net Assets (100%)		$244,860,315

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the market value or fair value, as applicable, of these securities amounted to $998,450 or 0.4% of net assets.

Glossary:

EUR	— European Currency Unit
GBP	— British Pound
USD	— United States Dollar

Forward Foreign Currency Contracts outstanding as of June 30, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	1,081,393	USD	1,232,721	HSBC Bank plc	7/17/2026	3,665
USD	11,907,337	EUR	10,043,174	Merrill Lynch International	7/17/2026	424,714
USD	52,549	EUR	44,820	State Street Bank & Trust	7/17/2026	1,306
USD	43,097	GBP	32,031	Goldman Sachs International	7/17/2026	610
USD	38,556	GBP	28,431	HSBC Bank plc	7/17/2026	844
USD	7,508,620	GBP	5,539,115	State Street Bank & Trust	7/17/2026	161,353
USD	107,543	GBP	79,174	UBS AG	7/17/2026	2,524

Total unrealized appreciation						595,016

EUR	231,200	USD	270,170	BNP Paribas	7/17/2026	(5,833)
EUR	1,135,179	USD	1,335,104	HSBC Bank plc	7/17/2026	(37,224)
EUR	440,023	USD	514,545	UBS AG	7/17/2026	(11,455)
GBP	51,078	USD	69,430	State Street Bank & Trust	7/17/2026	(1,679)
GBP	87,020	USD	117,020	UBS AG	7/17/2026	(1,594)

Total unrealized depreciation						(57,785)

Net unrealized appreciation						537,231

See Notes to Financial Statements.

1050

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Utilities	$215,094,208	$25,022,076	$—	$240,116,284
Forward Currency Contracts	—	595,016	—	595,016

Total Assets	$215,094,208	$25,617,092	$—	$240,711,300

Liabilities:
Forward Currency Contracts	$—	$(57,785)	$—	$(57,785)

Total Liabilities	$—	$(57,785)	$—	$(57,785)

Total	$215,094,208	$25,559,307	$—	$240,653,515

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$595,016

Total		$595,016

	Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	$(57,785)

Total		$(57,785)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(305,893)	$(305,893)

Total	$(305,893)	$(305,893)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$768,710	$768,710

Total	$768,710	$768,710

^ The Portfolio held forward foreign currency contracts for hedging.

See Notes to Financial Statements.

1051

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$2,435,000
Average settlement value sold — in USD	21,218,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2026:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Goldman Sachs International	$610	$—	$—	$610
HSBC Bank plc	4,509	(4,509)		—
Merrill Lynch International	424,714	—	—	424,714
State Street Bank & Trust	162,659	(1,679)	—	160,980
UBS AG	2,524	(2,524)	—	—

Total	$595,016	$(8,712)	$—	$586,304

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
BNP Paribas	$5,833	$—	$—	$5,833
HSBC Bank plc	37,224	(4,509)	—	32,715
State Street Bank & Trust	1,679	(1,679)	—	—
UBS AG	13,049	(2,524)	—	10,525

Total	$57,785	$(8,712)	$—	$49,073

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$20,124,273
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$25,788,498

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$73,694,471
Aggregate gross unrealized depreciation	(1,254,348)

Net unrealized appreciation	$72,440,123

Federal income tax cost of investments in securities and derivative instruments, if applicable	$168,213,392

See Notes to Financial Statements.

1052

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EQ/MFS UTILITIES SERIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $164,992,575)	$240,116,284
Cash	3,723,670
Foreign cash (Cost $7)	7
Dividends, interest and other receivables	727,114
Unrealized appreciation on forward foreign currency contracts	595,016
Receivable for Portfolio shares sold	22,920
Other assets	4,673

Total assets	245,189,684

LIABILITIES
Investment management fees payable	116,797
Unrealized depreciation on forward foreign currency contracts	57,785
Distribution fees payable – Class IB	49,545
Payable for Portfolio shares repurchased	38,009
Administrative fees payable	17,784
Accrued expenses	49,449

Total liabilities	329,369

Commitments and contingent liabilities^
NET ASSETS	$244,860,315

Net assets were comprised of:
Paid in capital	$163,642,515
Total distributable earnings (loss)	81,217,800

Net assets	$244,860,315

Class IB
Net asset value, offering and redemption price per share, $244,787,126 / 5,530,684 shares outstanding (unlimited amount authorized: $0.01 par value)	$44.26

Class K
Net asset value, offering and redemption price per share, $73,189 / 1,611 shares outstanding (unlimited amount authorized: $0.01 par value)†	$45.42

^	See Note 2 in Notes to the Financial Statements.
†	Net asset value amounts may not recalculate due to rounding of net assets and/or shares outstanding

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $32,710 foreign withholding tax)	$3,409,467
Interest	43,951

Total income	3,453,418

EXPENSES
Investment management fees	879,737
Distribution fees – Class IB	301,190
Administrative fees	108,177
Printing and mailing expenses	50,172
Professional fees	44,802
Custodian fees	26,892
Trustees’ fees	3,793
Miscellaneous	8,126

Gross expenses	1,422,889
Less: Waiver from investment manager	(156,922)

Net expenses	1,265,967

NET INVESTMENT INCOME (LOSS)	2,187,451

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	6,334,942
Forward foreign currency contracts	(305,893)
Foreign currency transactions	18,201

Net realized gain (loss)	6,047,250

Change in unrealized appreciation (depreciation) on:
Investments in securities	11,338,343
Forward foreign currency contracts	768,710
Foreign currency translations	(8,639)

Net change in unrealized appreciation (depreciation)	12,098,414

NET REALIZED AND UNREALIZED GAIN (LOSS)	18,145,664

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,333,115

See Notes to Financial Statements.

1053

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,187,451	$4,159,387
Net realized gain (loss)	6,047,250	2,137,531
Net change in unrealized appreciation (depreciation)	12,098,414	23,717,594

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	20,333,115	30,014,512

Distributions to shareholders:
Class IB	—	(8,252,540)
Class K	—	(2,463)

Total distributions to shareholders	—	(8,255,003)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 314,400 and 576,386 shares, respectively ]	13,719,113	22,895,155
Capital shares issued in reinvestment of dividends and distributions [ 0 and 202,808 shares, respectively ]	—	8,252,540
Capital shares repurchased [ (463,254) and (816,175) shares, respectively ]	(20,046,075)	(32,183,879)

Total Class IB transactions	(6,326,962)	(1,036,184)

Class K
Capital shares sold [ 16 and 53 shares, respectively ]	724	2,112
Capital shares issued in reinvestment of dividends and distributions [ 0 and 59 shares, respectively ]	—	2,463
Capital shares repurchased [ (15) and (49) shares, respectively ]	(652)	(2,006)

Total Class K transactions	72	2,569

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,326,890)	(1,033,615)

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,006,225	20,725,894
NET ASSETS:
Beginning of period	230,854,090	210,128,196

End of period	$244,860,315	$230,854,090

See Notes to Financial Statements.

1054

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EQ/MFS UTILITIES SERIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$40.63		$36.75	$34.02	$36.27	$39.09	$35.38

Income (loss) from investment operations:
Net investment income (loss) (e)	0.39		0.74	0.69	0.77	0.56 (aa)	0.70
Net realized and unrealized gain (loss)	3.24		4.63	3.16	(1.62)	(0.33)	4.20

Total from investment operations	3.63		5.37	3.85	(0.85)	0.23	4.90

Less distributions:
Dividends from net investment income	—		(1.01)	(0.56)	(0.74)	(1.72)	(0.46)
Distributions from net realized gains	—		(0.48)	(0.56)	(0.66)	(1.33)	(0.73)

Total dividends and distributions	—		(1.49)	(1.12)	(1.40)	(3.05)	(1.19)

Net asset value, end of period	$44.26		$40.63	$36.75	$34.02	$36.27	$39.09

Total return (b)(y)	8.93%		14.65%	11.24%	(2.36)%	0.42%	13.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$244,787		$230,787	$210,070	$205,145	$223,243	$219,669
Ratio of expenses to average net assets:
After waivers (a)(j)	1.05%		1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers (a)(f)	1.18%		1.15%	1.15%	1.16%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	1.81%		1.88%	1.92%	2.19%	1.46%	1.90%
Before waivers (a)(g)	1.68%		1.78%	1.81%	2.08%	1.37%	1.80%
Portfolio turnover rate^	8	%(z)	20%	11%	18%	29%	19%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022	2021
Net asset value, beginning of period	$41.65		$37.63	$34.80	$37.07	$39.87	$36.05

Income (loss) from investment operations:
Net investment income (loss) (e)	0.46		0.86	0.80	0.86	0.67 (aa)	0.81
Net realized and unrealized gain (loss)	3.31		4.75	3.24	(1.65)	(0.33)	4.28

Total from investment operations	3.77		5.61	4.04	(0.79)	0.34	5.09

Less distributions:
Dividends from net investment income	—		(1.11)	(0.65)	(0.82)	(1.81)	(0.54)
Distributions from net realized gains	—		(0.48)	(0.56)	(0.66)	(1.33)	(0.73)

Total dividends and distributions	—		(1.59)	(1.21)	(1.48)	(3.14)	(1.27)

Net asset value, end of period	$45.42		$41.65	$37.63	$34.80	$37.07	$39.87

Total return (b)(y)	9.05%		14.94%	11.53%	(2.13)%	0.70%	14.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$73		$67	$58	$52	$64	$64
Ratio of expenses to average net assets:
After waivers (a)(f)(k)	0.80%		0.80%	0.80%	0.80%	0.80%	0.80%
Before waivers (a)(f)	0.93%		0.90%	0.90%	0.91%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	2.07%		2.13%	2.16%	2.41%	1.71%	2.15%
Before waivers (a)(g)	1.94%		2.03%	2.06%	2.30%	1.62%	2.05%
Portfolio turnover rate^	8	%(z)	20%	11%	18%	29%	19%

See Notes to Financial Statements.

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EQ/MFS UTILITIES SERIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.05% for Class IB for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(k)

Including direct and indirect expenses, the net expense ratio after waivers would be 0.80% for Class K for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1056

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.5%)
Entertainment (0.6%)
Roku, Inc.*	106,358	$14,692,294
Warner Music Group Corp., Class A	118,554	3,209,257

		17,901,551

Interactive Media & Services (0.3%)
Pinterest, Inc., Class A*	390,558	8,213,435

Media (0.6%)
New York Times Co. (The), Class A	130,590	9,138,688
Nexstar Media Group, Inc., Class A	23,273	4,156,325
Sirius XM Holdings, Inc.	152,824	4,514,421

		17,809,434

Total Communication Services		43,924,420

Consumer Discretionary (10.6%)
Automobile Components (1.0%)
Autoliv, Inc.	55,837	6,486,584
BorgWarner, Inc.	166,288	11,041,523
Gentex Corp.	172,642	4,362,663
Goodyear Tire & Rubber Co. (The)*	233,030	1,537,998
Lear Corp.	40,612	5,444,445
Visteon Corp.	21,641	2,147,004

		31,020,217

Automobiles (0.2%)
Harley-Davidson, Inc.	85,342	2,087,465
Thor Industries, Inc.	42,640	3,204,823

		5,292,288

Broadline Retail (0.3%)
Macy’s, Inc.	213,815	5,035,343
Ollie’s Bargain Outlet Holdings, Inc.*	49,178	3,780,805

		8,816,148

Diversified Consumer Services (0.7%)
Duolingo, Inc., Class A*	32,620	3,751,953
Graham Holdings Co., Class B	2,710	3,093,248
Grand Canyon Education, Inc.*	21,257	3,042,089
H&R Block, Inc.	102,765	3,913,291
Service Corp. International	111,854	8,496,430

		22,297,011

Hotels, Restaurants & Leisure (2.6%)
Aramark	213,179	12,129,885
Boyd Gaming Corp.	44,592	3,938,811
Cava Group, Inc.*	81,163	6,369,672
Choice Hotels International, Inc. (x)	16,456	1,814,603
Churchill Downs, Inc.	53,679	4,811,786
Dutch Bros, Inc., Class A*	103,438	7,427,883
Hilton Grand Vacations, Inc.*	48,683	2,549,529
Hyatt Hotels Corp., Class A (x)	33,263	6,447,700
Planet Fitness, Inc., Class A*	64,149	3,346,653
Texas Roadhouse, Inc., Class A	53,288	10,296,840
Travel + Leisure Co.	50,606	3,867,817
Vail Resorts, Inc. (x)	28,888	3,933,101
Wingstop, Inc.	22,078	3,828,546
Wyndham Hotels & Resorts, Inc.	60,690	5,110,705

		75,873,531

Household Durables (1.8%)
KB Home	50,789	3,178,883
SharkNinja, Inc.*	57,366	8,735,121
Somnigroup International, Inc.	170,525	13,369,160
Taylor Morrison Home Corp., Class A*	75,743	5,433,803
Toll Brothers, Inc.	76,780	12,649,505
TopBuild Corp.*	22,702	8,048,540
Whirlpool Corp. (x)	52,552	2,071,600

		53,486,612

Leisure Products (0.5%)
Brunswick Corp.	52,675	4,437,342
Mattel, Inc.*	235,592	3,270,017
Polaris, Inc.	43,812	2,998,493
YETI Holdings, Inc.*	61,418	3,043,876

		13,749,728

Specialty Retail (3.0%)
Abercrombie & Fitch Co., Class A*	36,270	3,264,663
AutoNation, Inc.*	20,345	3,779,897
Bath & Body Works, Inc.	163,263	3,776,273
Burlington Stores, Inc.*	50,937	16,136,842
Chewy, Inc., Class A*	194,731	3,826,464
Dick’s Sporting Goods, Inc.	53,408	12,113,468
Five Below, Inc.*	44,828	8,059,626
Floor & Decor Holdings, Inc., Class A*	87,633	5,201,895
GameStop Corp., Class A*	334,421	7,384,016
Gap, Inc. (The)	180,672	3,374,953
Lithia Motors, Inc., Class A	18,489	5,370,870
Murphy USA, Inc.	13,627	7,343,181
Penske Automotive Group, Inc.	14,925	2,670,829
RH (x)*	12,565	2,069,832
Valvoline, Inc.*	103,394	4,088,199

		88,461,008

Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd.*	96,605	1,793,955
Columbia Sportswear Co.	19,486	1,204,624
Crocs, Inc.*	40,284	4,859,862
PVH Corp.	37,353	2,773,834
VF Corp.	266,448	4,444,353

		15,076,628

Total Consumer Discretionary		314,073,171

Consumer Staples (3.1%)
Beverages (0.4%)
Boston Beer Co., Inc. (The), Class A*	6,062	1,073,156
Celsius Holdings, Inc.*	128,495	3,762,334
Coca-Cola Consolidated, Inc.	45,819	8,747,763

		13,583,253

Consumer Staples Distribution & Retail (2.0%)
Albertsons Cos., Inc., Class A	288,665	3,905,638
BJ’s Wholesale Club Holdings, Inc.*	103,521	9,029,102
Maplebear, Inc.*	133,378	6,315,448
Performance Food Group Co.*	127,354	14,236,904
Sprouts Farmers Market, Inc.*	76,242	6,448,548
US Foods Holding Corp.*	178,536	18,255,306

		58,190,946

See Notes to Financial Statements.

1057

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EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (0.6%)
Darling Ingredients, Inc.*	128,843	$7,037,405
Ingredion, Inc.	51,122	4,841,764
Marzetti Co. (The)	16,451	1,878,046
Pilgrim’s Pride Corp.	34,719	975,951
Post Holdings, Inc.*	32,334	2,853,799

		17,586,965

Personal Care Products (0.1%)
e.l.f. Beauty, Inc.*	47,874	3,542,676

Total Consumer Staples		92,903,840

Energy (4.3%)
Energy Equipment & Services (1.2%)
NOV, Inc.	290,953	5,397,178
TechnipFMC plc	323,232	21,430,281
Valaris Ltd.*	52,213	3,790,664
Weatherford International plc	58,310	4,752,265

		35,370,388

Oil, Gas & Consumable Fuels (3.1%)
Antero Midstream Corp.	269,549	6,132,240
Antero Resources Corp.*	238,627	8,385,353
Chord Energy Corp.	45,642	5,216,881
CNX Resources Corp.*	114,697	3,891,669
DT Midstream, Inc.	82,703	12,135,838
HF Sinclair Corp.	124,228	8,652,480
Matador Resources Co.	94,632	4,710,781
Murphy Oil Corp.	109,242	3,556,919
Ovintiv, Inc.	223,268	11,755,060
PBF Energy, Inc., Class A	68,098	3,099,821
Permian Resources Corp., Class A	638,068	11,746,832
Range Resources Corp.	191,020	7,104,034
Viper Energy, Inc., Class A	157,452	6,675,965

		93,063,873

Total Energy		128,434,261

Financials (14.7%)
Banks (5.9%)
Associated Banc-Corp.	132,440	4,075,179
Bank OZK	83,192	4,333,471
Columbia Banking System, Inc.	234,692	7,521,879
Commerce Bancshares, Inc.	109,910	6,347,302
Cullen/Frost Bankers, Inc.	50,910	7,866,613
East West Bancorp, Inc.	111,064	14,337,252
First Financial Bankshares, Inc.	105,705	3,657,393
First Horizon Corp.	384,776	9,865,657
Flagstar Bank NA	243,299	3,634,887
FNB Corp.	288,583	5,506,164
Glacier Bancorp, Inc.	104,453	5,387,686
Hancock Whitney Corp.	65,795	4,916,202
Home BancShares, Inc.	151,857	4,335,517
International Bancshares Corp.	43,857	3,330,939
Old National Bancorp	278,780	7,220,402
Pinnacle Financial Partners, Inc.	121,931	12,300,399
Prosperity Bancshares, Inc.	81,764	5,971,225
SouthState Bank Corp.	79,180	7,910,082
Texas Capital Bancshares, Inc. (x)	35,404	3,655,817
UMB Financial Corp.	57,901	8,265,947
United Bankshares, Inc.	111,452	5,107,845
Valley National Bancorp	386,345	5,659,954
Webster Financial Corp.	131,356	10,038,226
Western Alliance Bancorp	83,013	6,823,669
Wintrust Financial Corp.	54,681	8,788,330
Zions Bancorp NA	119,249	8,250,838

		175,108,875

Capital Markets (2.3%)
Affiliated Managers Group, Inc.	21,412	7,245,821
Carlyle Group, Inc. (The)	210,120	8,848,153
Evercore, Inc., Class A	31,360	10,707,558
Federated Hermes, Inc., Class B	58,713	3,242,132
Hamilton Lane, Inc., Class A	33,374	2,630,872
Houlihan Lokey, Inc., Class A	43,957	5,895,952
Janus Henderson Group plc	99,928	5,191,260
Jefferies Financial Group, Inc.	132,588	6,626,748
Morningstar, Inc.	17,881	2,789,794
SEI Investments Co.	74,105	6,499,750
Stifel Financial Corp.	124,364	8,676,876

		68,354,916

Consumer Finance (0.7%)
Ally Financial, Inc.	226,135	10,390,903
FirstCash Holdings, Inc.	31,274	6,765,192
SLM Corp.	152,894	3,966,070

		21,122,165

Financial Services (1.7%)
Corebridge Financial, Inc.	196,247	5,618,552
Equitable Holdings, Inc.‡	228,230	10,014,732
Essent Group Ltd.	74,709	4,802,295
Euronet Worldwide, Inc.*	28,707	2,101,065
MGIC Investment Corp.	171,456	4,835,059
Shift4 Payments, Inc., Class A (x)*	47,591	2,314,826
Toast, Inc., Class A*	380,369	10,581,866
Voya Financial, Inc.	73,504	6,654,317
WEX, Inc.*	28,106	3,965,476

		50,888,188

Insurance (3.5%)
American Financial Group, Inc.	55,907	7,823,626
Brighthouse Financial, Inc.*	46,359	2,934,525
CNO Financial Group, Inc.	75,679	3,858,115
Fidelity National Financial, Inc.	205,116	9,673,271
First American Financial Corp.	82,611	5,666,288
Hanover Insurance Group, Inc. (The)	28,364	6,073,300
Kinsale Capital Group, Inc.	17,762	5,858,085
Old Republic International Corp.	181,655	7,433,323
Primerica, Inc.	25,281	7,184,860
Reinsurance Group of America, Inc.	53,112	11,294,267
RenaissanceRe Holdings Ltd.	34,563	10,953,015
RLI Corp.	74,535	4,402,782
Ryan Specialty Holdings, Inc., Class A (x)	92,365	3,487,702
Selective Insurance Group, Inc.	48,537	4,708,574
Unum Group	119,169	10,653,709

		102,005,442

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Annaly Capital Management, Inc. (REIT)	594,067	13,283,338

See Notes to Financial Statements.

1058

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Starwood Property Trust, Inc. (REIT) (x)	282,535	$4,627,924

		17,911,262

Total Financials		435,390,848

Health Care (8.6%)
Biotechnology (3.1%)
Arrowhead Pharmaceuticals, Inc.*	114,194	9,307,953
BioMarin Pharmaceutical, Inc.*	156,697	8,966,202
Cytokinetics, Inc.*	110,071	9,376,948
Exelixis, Inc.*	203,775	11,087,398
Halozyme Therapeutics, Inc.*	96,160	7,526,443
Neurocrine Biosciences, Inc.*	81,517	13,738,468
Roivant Sciences Ltd.*	365,541	12,936,496
United Therapeutics Corp.*	34,412	18,645,454

		91,585,362

Health Care Equipment & Supplies (1.2%)
Dentsply Sirona, Inc.	162,407	1,723,138
Envista Holdings Corp.*	131,925	3,476,224
Globus Medical, Inc., Class A*	91,865	7,258,254
Haemonetics Corp.*	37,674	2,825,550
Lantheus Holdings, Inc.*	52,782	5,855,635
LivaNova plc*	44,535	3,662,113
Penumbra, Inc.*	31,886	10,068,004

		34,868,918

Health Care Providers & Services (1.6%)
Chemed Corp.	10,761	5,011,828
Encompass Health Corp.	80,421	8,128,955
Ensign Group, Inc. (The)	46,988	7,532,176
HealthEquity, Inc.*	68,487	6,185,746
Hims & Hers Health, Inc. (x)*	171,810	5,956,653
Option Care Health, Inc.*	127,304	2,669,565
Tenet Healthcare Corp.*	69,832	13,064,170

		48,549,093

Health Care Technology (0.1%)
Doximity, Inc., Class A*	108,482	2,249,917

Life Sciences Tools & Services (1.9%)
Avantor, Inc.*	553,515	5,479,799
Bio-Rad Laboratories, Inc., Class A*	14,602	4,287,293
Bruker Corp.	90,008	5,416,682
Illumina, Inc.*	122,660	21,567,308
Medpace Holdings, Inc.*	18,292	9,687,260
Repligen Corp.*	42,987	5,865,146
Sotera Health Co.*	215,004	3,816,321

		56,119,809

Pharmaceuticals (0.7%)
Elanco Animal Health, Inc.*	404,908	9,964,786
Jazz Pharmaceuticals plc*	50,866	12,257,180

		22,221,966

Total Health Care		255,595,065

Industrials (26.1%)
Aerospace & Defense (4.6%)
AeroVironment, Inc.*	26,142	4,315,260
ATI, Inc.*	110,638	21,806,750
BWX Technologies, Inc.	74,273	14,457,239
Carpenter Technology Corp.	40,281	24,846,932
Curtiss-Wright Corp.	29,948	22,693,396
Hexcel Corp.	61,149	6,118,569
Kratos Defense & Security Solutions, Inc.*	152,024	7,579,917
Moog, Inc., Class A	23,056	9,772,055
StandardAero, Inc.*	153,593	4,593,967
Woodward, Inc.	48,304	20,550,454

		136,734,539

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	93,271	4,728,840

Building Products (2.0%)
AAON, Inc.	55,118	6,992,269
Advanced Drainage Systems, Inc.	58,099	9,119,219
Carlisle Cos., Inc.	32,730	11,872,807
Fortune Brands Innovations, Inc.	96,712	5,309,489
Owens Corning	65,285	10,377,704
Simpson Manufacturing Co., Inc.	33,351	6,982,032
Trex Co., Inc.*	84,232	4,214,969
UFP Industries, Inc.	45,789	4,154,894

		59,023,383

Commercial Services & Supplies (1.5%)
Brink’s Co. (The)	33,386	3,154,643
Clean Harbors, Inc.*	40,272	12,031,260
MSA Safety, Inc.	29,419	5,135,969
RB Global, Inc.	151,035	17,588,026
Tetra Tech, Inc.	210,399	6,078,427

		43,988,325

Construction & Engineering (3.2%)
AECOM	104,195	7,272,811
API Group Corp.*	312,587	13,238,059
Dycom Industries, Inc.*	24,337	12,304,544
Fluor Corp.*	113,232	5,932,225
IES Holdings, Inc.*	7,101	5,216,821
MasTec, Inc.*	49,952	20,783,029
Sterling Infrastructure, Inc.*	24,877	20,880,759
Valmont Industries, Inc.	15,739	9,090,846

		94,719,094

Electrical Equipment (2.6%)
Acuity, Inc.	24,414	9,195,777
EnerSys	29,910	6,993,556
Nextpower, Inc., Class A*	120,371	14,341,001
nVent Electric plc	131,108	22,237,228
Regal Rexnord Corp.	53,969	12,854,876
Sensata Technologies Holding plc	117,903	5,628,689
Vicor Corp.*	18,943	7,194,173

		78,445,300

Ground Transportation (1.8%)
Avis Budget Group, Inc.*	13,746	2,032,071
Knight-Swift Transportation Holdings, Inc., Class A	131,735	10,258,204
Landstar System, Inc.	27,506	5,688,516
Ryder System, Inc.	31,367	8,273,674
Saia, Inc.*	21,622	9,106,321
XPO, Inc.*	95,185	19,540,529

		54,899,315

See Notes to Financial Statements.

1059

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (5.7%)
AGCO Corp.	48,723	$5,832,143
Chart Industries, Inc.*	36,444	7,614,609
CNH Industrial NV	713,719	8,015,064
Crane Co.	39,793	8,876,625
Donaldson Co., Inc.	93,891	8,428,595
Esab Corp.	46,396	4,576,038
Flowserve Corp.	103,614	7,684,014
Graco, Inc.	134,551	10,173,401
ITT, Inc.	72,477	14,333,052
Lincoln Electric Holdings, Inc.	44,416	11,792,892
Middleby Corp. (The)*	33,723	5,800,693
Mueller Industries, Inc.	89,641	11,019,568
Oshkosh Corp.	50,548	7,758,107
RBC Bearings, Inc.*	25,573	16,470,547
SPX Technologies, Inc.*	40,588	9,950,960
Terex Corp.	92,583	6,702,083
Timken Co. (The)	51,270	7,450,557
Toro Co. (The)	78,584	7,655,653
Watts Water Technologies, Inc., Class A	22,274	8,719,157

		168,853,758

Marine Transportation (0.2%)
Kirby Corp.*	43,373	5,897,427

Passenger Airlines (0.5%)
Alaska Air Group, Inc.*	90,336	4,715,539
American Airlines Group, Inc.*	536,190	9,688,953

		14,404,492

Professional Services (2.0%)
Booz Allen Hamilton Holding Corp.	97,766	5,931,463
CACI International, Inc., Class A*	17,909	8,296,523
ExlService Holdings, Inc.*	123,862	3,203,071
Exponent, Inc.	39,329	2,310,972
FTI Consulting, Inc.*	23,973	3,572,217
Genpact Ltd.	127,801	3,514,527
KBR, Inc.	102,790	3,549,339
Maximus, Inc.	42,595	2,289,907
Parsons Corp.*	43,364	2,271,840
Paylocity Holding Corp.*	35,161	3,675,379
Science Applications International Corp.	34,943	3,858,057
TransUnion	156,304	11,275,771
UL Solutions, Inc., Class A	63,080	6,425,329

		60,174,395

Trading Companies & Distributors (1.8%)
Applied Industrial Technologies, Inc.	29,964	10,132,327
Core & Main, Inc., Class A*	152,529	7,359,524
GATX Corp.	28,780	5,099,528
MSC Industrial Direct Co., Inc., Class A	37,117	4,415,067
Watsco, Inc.	28,378	11,825,964
WESCO International, Inc.	39,485	13,639,304

		52,471,714

Total Industrials		774,340,582

Information Technology (15.4%)
Communications Equipment (0.3%)
Viavi Solutions, Inc.*	189,631	9,054,880

Electronic Equipment, Instruments & Components (4.1%)
Advanced Energy Industries, Inc.	30,832	11,496,328
Arrow Electronics, Inc.*	41,455	8,846,912
Avnet, Inc.	66,497	5,906,263
Belden, Inc.	31,572	3,785,798
Cognex Corp.	134,917	9,770,689
Crane NXT Co. (x)	40,119	2,052,488
Fabrinet*	29,048	16,327,300
IPG Photonics Corp.*	20,646	2,422,189
Littelfuse, Inc.	20,502	9,335,176
Novanta, Inc.*	28,871	4,684,031
Sanmina Corp.*	43,452	10,996,832
TD SYNNEX Corp.	60,611	16,203,745
TTM Technologies, Inc.*	84,192	15,745,588
Vontier Corp.	114,148	3,310,292

		120,883,631

IT Services (1.9%)
DigitalOcean Holdings, Inc.*	65,995	10,363,195
Kyndryl Holdings, Inc.*	182,772	2,067,151
Okta, Inc.*	135,922	18,546,557
Twilio, Inc., Class A*	123,046	25,388,081

		56,364,984

Semiconductors & Semiconductor Equipment (5.7%)
Allegro MicroSystems, Inc.*	100,645	7,006,905
Amkor Technology, Inc.	92,438	7,970,929
Cirrus Logic, Inc.*	41,352	6,142,013
Entegris, Inc.	123,633	22,236,631
Lattice Semiconductor Corp.*	111,073	16,989,726
MACOM Technology Solutions Holdings, Inc.*	53,194	20,233,402
MKS, Inc.	54,758	24,356,358
Onto Innovation, Inc.*	40,328	15,262,132
Rambus, Inc.*	87,667	11,636,918
Semtech Corp.*	75,489	12,217,895
Silicon Laboratories, Inc.*	26,739	5,844,076
SiTime Corp.*	17,976	13,402,186
Synaptics, Inc.*	31,324	3,891,380
Universal Display Corp.	35,248	3,052,124

		170,242,675

Software (2.7%)
Appfolio, Inc., Class A*	19,480	3,123,618
Bentley Systems, Inc., Class B	120,847	3,612,117
BILL Holdings, Inc.*	71,862	2,598,530
Commvault Systems, Inc.*	33,442	4,739,735
Docusign, Inc.*	157,513	6,996,727
Dolby Laboratories, Inc., Class A	48,923	2,572,371
Dropbox, Inc., Class A*	121,420	3,335,407
Dynatrace, Inc.*	238,877	10,489,089
Guidewire Software, Inc.*	68,632	8,445,168
InterDigital, Inc. (x)	20,953	5,932,423
Manhattan Associates, Inc.*	47,966	6,679,265
Nutanix, Inc., Class A*	215,009	10,956,859
Pegasystems, Inc.	73,160	2,192,605
Qualys, Inc.*	28,551	3,925,477

See Notes to Financial Statements.

1060

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EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
UiPath, Inc., Class A (x)*	346,241	$3,763,640

		79,363,031

Technology Hardware, Storage & Peripherals (0.7%)
Everpure, Inc., Class A*	255,815	20,155,664

Total Information Technology		456,064,865

Materials (5.7%)
Chemicals (1.7%)
Ashland, Inc.	37,121	2,445,903
Avient Corp.	74,909	2,768,637
Axalta Coating Systems Ltd.*	173,507	5,937,410
Cabot Corp.	41,850	3,800,817
NewMarket Corp.	6,189	4,896,984
Olin Corp.	92,338	1,830,139
RPM International, Inc.	103,468	11,500,468
Scotts Miracle-Gro Co. (The)	36,320	2,473,755
Solstice Advanced Materials, Inc.	128,744	11,406,718
Westlake Corp.	27,006	1,971,438

		49,032,269

Construction Materials (0.3%)
Eagle Materials, Inc.	25,482	5,733,450
Knife River Corp.*	46,011	3,848,820

		9,582,270

Containers & Packaging (1.0%)
AptarGroup, Inc.	51,739	6,477,723
Crown Holdings, Inc.	89,579	10,016,724
Graphic Packaging Holding Co.	239,878	2,535,510
Greif, Inc., Class A	20,087	1,496,281
Silgan Holdings, Inc.	71,111	3,298,839
Sonoco Products Co.	80,154	4,516,678

		28,341,755

Metals & Mining (2.6%)
Alcoa Corp.	213,937	11,154,675
Cleveland-Cliffs, Inc.*	462,440	4,342,312
Coeur Mining, Inc.	838,686	13,687,355
Commercial Metals Co.	89,897	5,641,037
Hecla Mining Co.	543,751	8,390,078
MP Materials Corp. (x)*	109,686	6,143,513
Reliance, Inc.	41,386	15,461,810
Royal Gold, Inc.	66,050	13,184,240

		78,005,020

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.	51,542	4,054,294

Total Materials		169,015,608

Real Estate (6.6%)
Diversified REITs (0.4%)
WP Carey, Inc. (REIT)	180,576	12,911,184

Health Care REITs (1.3%)
American Healthcare REIT, Inc. (REIT)	156,241	8,147,968
CareTrust REIT, Inc. (REIT)	191,522	7,727,913
Healthcare Realty Trust, Inc. (REIT), Class A	280,928	5,666,318
Omega Healthcare Investors, Inc. (REIT)	241,430	11,511,382
Sabra Health Care REIT, Inc. (REIT)	204,452	3,988,859

		37,042,440

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT) (x)	163,246	2,326,255

Industrial REITs (0.9%)
EastGroup Properties, Inc. (REIT)	43,511	8,812,283
First Industrial Realty Trust, Inc. (REIT)	107,475	6,589,292
Rexford Industrial Realty, Inc. (REIT)	181,560	6,082,260
STAG Industrial, Inc. (REIT)	155,011	5,899,719

		27,383,554

Office REITs (0.5%)
COPT Defense Properties (REIT)	91,500	3,329,685
Cousins Properties, Inc. (REIT)	133,394	3,999,152
Kilroy Realty Corp. (REIT)	86,727	3,249,661
Vornado Realty Trust (REIT)	128,094	5,034,094

		15,612,592

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.*	37,612	11,657,839

Residential REITs (0.8%)
American Homes 4 Rent (REIT), Class A	256,804	8,608,070
Equity LifeStyle Properties, Inc. (REIT)	157,227	10,133,280
Independence Realty Trust, Inc. (REIT)	190,742	3,183,484

		21,924,834

Retail REITs (0.9%)
Agree Realty Corp. (REIT)	97,218	7,363,291
Brixmor Property Group, Inc. (REIT)	248,755	7,843,245
Kite Realty Group Trust (REIT)	164,628	4,672,143
NNN REIT, Inc. (REIT)	154,235	7,176,555

		27,055,234

Specialized REITs (1.3%)
CubeSmart (REIT)	183,555	7,299,982
EPR Properties (REIT)	62,026	3,598,128
Gaming and Leisure Properties, Inc. (REIT)	229,610	10,224,533
Lamar Advertising Co. (REIT), Class A	70,576	11,008,445
National Storage Affiliates Trust (REIT)	57,572	2,560,227
Rayonier, Inc. (REIT)	224,312	4,773,360

		39,464,675

Total Real Estate		195,378,607

Utilities (3.0%)
Electric Utilities (0.8%)
IDACORP, Inc.	44,920	6,796,396
OGE Energy Corp.	167,309	8,141,256
Portland General Electric Co.	93,823	4,862,846
TXNM Energy, Inc.	80,776	4,586,461

		24,386,959

Gas Utilities (1.0%)
National Fuel Gas Co.	77,046	5,948,722

See Notes to Financial Statements.

1061

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EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
New Jersey Resources Corp.	81,818	$4,585,081
ONE Gas, Inc.	50,882	3,921,476
Southwest Gas Holdings, Inc.	52,221	4,630,958
Spire, Inc.	47,927	3,742,619
UGI Corp.	173,811	6,003,432

		28,832,288

Independent Power and Renewable Electricity Producers (0.6%)
Ormat Technologies, Inc.	49,820	5,425,398
Talen Energy Corp.*	36,802	14,141,537

		19,566,935

Multi-Utilities (0.3%)
Black Hills Corp.	61,718	4,591,819
Northwestern Energy Group, Inc.	49,865	3,571,331

		8,163,150

Water Utilities (0.3%)
Essential Utilities, Inc.	229,943	8,809,116

Total Utilities		89,758,448

Total Common Stocks (99.6%) (Cost $1,773,871,321)		2,954,879,715

SHORT-TERM INVESTMENTS:
Investment Companies (1.1%)
Allspring Government Money Market Fund, Select Shares 3.57% (7 day yield) (xx)	12,000,000	12,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	1,000,000	1,000,000
Goldman Sachs Financial Square Funds – Government Fund 3.53% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	16,892,140	16,892,140
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	300,000	300,000

Total Investment Companies		31,192,140

Total Short-Term Investments (1.1%) (Cost $31,192,140)		31,192,140

Total Investments in Securities (100.7%) (Cost $1,805,063,461)		2,986,071,855
Other Assets Less Liabilities (-0.7%)		(19,924,500)

Net Assets (100%)		$2,966,147,355

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $42,402,669. This was collateralized by $12,269,070 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 7/9/26 – 11/15/55 and by cash of $31,192,140 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	228,230	11,114,982	63,278	(282,585)	47,983	(928,926)	10,014,732	131,777	—

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	24	9/2026	USD	9,324,000	204,034

					204,034

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$43,924,420	$—	$—	$43,924,420
Consumer Discretionary	314,073,171	—	—	314,073,171
Consumer Staples	92,903,840	—	—	92,903,840
Energy	128,434,261	—	—	128,434,261
Financials	435,390,848	—	—	435,390,848
Health Care	255,595,065	—	—	255,595,065
Industrials	774,340,582	—	—	774,340,582
Information Technology	456,064,865	—	—	456,064,865
Materials	169,015,608	—	—	169,015,608
Real Estate	195,378,607	—	—	195,378,607
Utilities	89,758,448	—	—	89,758,448
Futures	204,034	—	—	204,034
Short-Term Investments
Investment Companies	31,192,140	—	—	31,192,140

Total Assets	$2,986,275,889	$—	$—	$2,986,275,889

Total Liabilities	$—	$—	$—	$—

Total	$2,986,275,889	$—	$—	$2,986,275,889

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$204,034	*

Total		$204,034

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,091,854	$2,091,854

Total	$2,091,854	$2,091,854

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$651,464	$651,464

Total	$651,464	$651,464

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

See Notes to Financial Statements.

1063

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$14,319,000

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$249,551,431
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$328,535,295

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,343,515,802
Aggregate gross unrealized depreciation	(162,434,629)

Net unrealized appreciation	$1,181,081,173

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,805,194,716

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $7,768,949)	$10,014,732
Unaffiliated Issuers (Cost $1,797,294,512)	2,976,057,123
Cash	24,699,659
Dividends, interest and other receivables	2,485,434
Due from broker for futures variation margin	1,990,645
Receivable for Portfolio shares sold	274,313
Securities lending income receivable	8,436
Other assets	28,961

Total assets	3,015,559,303

LIABILITIES
Payable for return of collateral on securities loaned	31,192,140
Payable for securities purchased	15,798,109
Payable for Portfolio shares repurchased	825,693
Investment management fees payable	676,039
Distribution fees payable – Class IB	592,730
Administrative fees payable	214,457
Accrued expenses	112,780

Total liabilities	49,411,948

Commitments and contingent liabilities^
NET ASSETS	$2,966,147,355

Net assets were comprised of:
Paid in capital	$1,583,866,436
Total distributable earnings (loss)	1,382,280,919

Net assets	$2,966,147,355

Class IB
Net asset value, offering and redemption price per share, $2,941,755,190 / 157,113,017 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.72

Class K
Net asset value, offering and redemption price per share, $24,392,165 / 1,262,328 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.32

(x)	Includes value of securities on loan of $42,402,669.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends ($131,777 of dividend income received from affiliates) (net of $14,545 foreign withholding tax)	$18,942,899
Interest	336,857
Securities lending (net)	68,987

Total income	19,348,743

EXPENSES
Investment management fees	4,638,074
Distribution fees – Class IB	3,423,411
Administrative fees	1,239,467
Printing and mailing expenses	67,992
Professional fees	67,395
Custodian fees	47,755
Trustees’ fees	42,435
Miscellaneous	24,969

Gross expenses	9,551,498
Less: Waiver from investment manager	(735,911)

Net expenses	8,815,587

NET INVESTMENT INCOME (LOSS)	10,533,156

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($47,983 realized gain (loss) from affiliates)	171,981,209
Futures contracts	2,091,854

Net realized gain (loss)	174,073,063

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(928,926) of change in unrealized appreciation (depreciation) from affiliates)	253,407,445
Futures contracts	651,464

Net change in unrealized appreciation (depreciation)	254,058,909

NET REALIZED AND UNREALIZED GAIN (LOSS)	428,131,972

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$438,665,128

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,533,156	$21,858,869
Net realized gain (loss)	174,073,063	126,656,844
Net change in unrealized appreciation (depreciation)	254,058,909	17,929,559

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	438,665,128	166,445,272

Distributions to shareholders:
Class IB	—	(173,827,238)
Class K	—	(1,497,157)

Total distributions to shareholders	—	(175,324,395)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,851,852 and 12,670,768 shares, respectively ]	66,407,129	205,183,969
Capital shares issued in reinvestment of dividends and distributions [ 0 and 10,642,541 shares, respectively ]	—	173,827,238
Capital shares repurchased [ (9,491,226) and (16,422,886) shares, respectively ]	(163,925,591)	(263,618,498)

Total Class IB transactions	(97,518,462)	115,392,709

Class K
Capital shares sold [ 40,928 and 68,708 shares, respectively ]	728,234	1,125,147
Capital shares issued in reinvestment of dividends and distributions [ 0 and 88,923 shares, respectively ]	—	1,497,157
Capital shares repurchased [ (104,213) and (237,245) shares, respectively ]	(1,863,512)	(3,923,950)

Total Class K transactions	(1,135,278)	(1,301,646)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(98,653,740)	114,091,063

TOTAL INCREASE (DECREASE) IN NET ASSETS	340,011,388	105,211,940
NET ASSETS:
Beginning of period	2,626,135,967	2,520,924,027

End of period	$2,966,147,355	$2,626,135,967

See Notes to Financial Statements.

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EQ/MID CAP INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025		2024		2023	2022	2021
Net asset value, beginning of period	$16.00		$16.03		$15.20		$13.80	$17.25	$15.27

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.14		0.14		0.14	0.14	0.10
Net realized and unrealized gain (loss)	2.65		0.96		1.92		2.01	(2.48)	3.49

Total from investment operations	2.72		1.10		2.06		2.15	(2.34)	3.59

Less distributions:
Dividends from net investment income	—		(0.14)		(0.15)		(0.15)	(0.15)	(0.11)
Distributions from net realized gains	—		(0.99)		(1.08)		(0.60)	(0.96)	(1.50)

Total dividends and distributions	—		(1.13)		(1.23)		(0.75)	(1.11)	(1.61)

Net asset value, end of period	$18.72		$16.00		$16.03		$15.20	$13.80	$17.25

Total return (b)(y)	17.00%		6.80%		13.21%		15.77%	(13.60)%	23.87%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,941,755		$2,604,272		$2,497,763		$2,205,336	$1,967,768	$2,367,101
Ratio of expenses to average net assets:
After waivers (a)(f)	0.64%		0.64	%(i)	0.65	%(i)	0.66%	0.66%	0.69%
Before waivers (a)(f)	0.69%		0.70%		0.71%		0.72%	0.71%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	0.76%		0.88%		0.84%		0.96%	0.91%	0.58%
Before waivers (a)(g)	0.71%		0.81%		0.79%		0.90%	0.86%	0.57%
Portfolio turnover rate^	9	%(z)	17%		17%		20%	14%	18%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025		2024		2023	2022	2021
Net asset value, beginning of period	$16.49		$16.48		$15.60		$14.14	$17.64	$15.58

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.19		0.18		0.18	0.18	0.15
Net realized and unrealized gain (loss)	2.74		0.99		1.97		2.07	(2.54)	3.56

Total from investment operations	2.83		1.18		2.15		2.25	(2.36)	3.71

Less distributions:
Dividends from net investment income	—		(0.18)		(0.19)		(0.19)	(0.18)	(0.15)
Distributions from net realized gains	—		(0.99)		(1.08)		(0.60)	(0.96)	(1.50)

Total dividends and distributions	—		(1.17)		(1.27)		(0.79)	(1.14)	(1.65)

Net asset value, end of period	$19.32		$16.49		$16.48		$15.60	$14.14	$17.64

Total return (b)(y)	17.16%		7.10%		13.44%		16.08%	(13.37)%	24.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$24,392		$21,864		$23,161		$23,272	$22,777	$29,909
Ratio of expenses to average net assets:
After waivers (a)(f)	0.39%		0.39	%(i)	0.40	%(i)	0.41%	0.41%	0.44%
Before waivers (a)(f)	0.44%		0.45%		0.46%		0.47%	0.46%	0.45%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	1.01%		1.12%		1.09%		1.20%	1.15%	0.83%
Before waivers (a)(g)	0.95%		1.06%		1.03%		1.14%	1.10%	0.82%
Portfolio turnover rate^	9	%(z)	17%		17%		20%	14%	18%

See Notes to Financial Statements.

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EQ/MID CAP INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(i)	Includes voluntary waiver from investment manager of 0.02%.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1068

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EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.8%)
Diversified Telecommunication Services (0.1%)
AST SpaceMobile, Inc., Class A (x)*	1,170	$103,966
Iridium Communications, Inc.	5,260	288,511
Liberty Global Ltd., Class A*	13,851	157,486
Liberty Global Ltd., Class C*	10,858	119,438

		669,401

Entertainment (0.9%)
Electronic Arts, Inc.	17,659	3,620,801
Liberty Media Corp.-Liberty Formula One, Class A*	1,725	151,007
Liberty Media Corp.-Liberty Formula One, Class C*	51,252	4,876,115
Madison Square Garden Sports Corp.*	611	245,524
Roku, Inc.*	619	85,509
TKO Group Holdings, Inc., Class A	3,110	626,074
Warner Bros Discovery, Inc.*	196,575	5,240,690

		14,845,720

Interactive Media & Services (0.3%)
Match Group, Inc.	18,963	721,542
People, Inc.*	70,422	3,250,680
Pinterest, Inc., Class A*	39,983	840,842

		4,813,064

Media (0.5%)
Charter Communications, Inc., Class A (x)*	6,401	910,286
EchoStar Corp., Class A*	1,531	155,397
Fox Corp., Class A	16,185	844,210
Fox Corp., Class B	11,300	529,292
Liberty Broadband Corp., Class A*	853	28,388
Liberty Broadband Corp., Class C*	10,006	332,799
New York Times Co. (The), Class A	12,582	880,488
News Corp., Class A	29,944	743,510
News Corp., Class B	10,222	286,829
Nexstar Media Group, Inc., Class A	2,325	415,222
NIQ Global Intelligence plc*	4,783	44,721
Omnicom Group, Inc.	23,142	1,685,432
Sirius XM Holdings, Inc.	14,493	428,123
Trade Desk, Inc. (The), Class A*	24,257	438,567
Versant Media Group, Inc.	11,538	415,483

		8,138,747

Wireless Telecommunication Services (0.0%)†
Millicom International Cellular SA	7,375	669,355

Total Communication Services		29,136,287

Consumer Discretionary (6.7%)
Automobile Components (0.3%)
Aptiv plc*	17,324	1,063,347
BorgWarner, Inc.	16,778	1,114,059
Gentex Corp.	16,945	428,200
Goodyear Tire & Rubber Co. (The)*	179,760	1,186,416
Lear Corp.	4,166	558,494
QuantumScape Corp., Class A (x)*	40,972	309,749

		4,660,265

Automobiles (0.4%)
Ford Motor Co.	319,443	4,440,257
Rivian Automotive, Inc., Class A*	58,345	1,012,286
Thor Industries, Inc.	4,105	308,532

		5,761,075

Broadline Retail (0.3%)
Dillard’s, Inc., Class A (x)	263	138,974
eBay, Inc.	28,388	3,172,359
Etsy, Inc.*	3,859	290,698
Macy’s, Inc.	21,801	513,414
Ollie’s Bargain Outlet Holdings, Inc.*	5,084	390,858

		4,506,303

Distributors (0.1%)
Genuine Parts Co.	11,223	1,324,090
LKQ Corp.	20,766	546,769
Pool Corp.	2,628	564,757

		2,435,616

Diversified Consumer Services (0.4%)
ADT, Inc.	47,512	308,828
Bright Horizons Family Solutions, Inc.*	4,278	303,225
Duolingo, Inc., Class A*	3,142	361,393
Grand Canyon Education, Inc.*	1,635	233,985
H&R Block, Inc.	8,764	333,733
Liberty Live Holdings, Inc., Class A*	1,514	153,308
Liberty Live Holdings, Inc., Class C*	4,004	422,982
OneSpaWorld Holdings Ltd.	103,971	2,936,141
Service Corp. International	10,955	832,142

		5,885,737

Hotels, Restaurants & Leisure (1.8%)
Aramark	21,379	1,216,465
Boyd Gaming Corp.	4,224	373,106
Caesars Entertainment, Inc.*	16,471	497,095
Carnival Corp. Ltd.	104,087	2,973,766
Churchill Downs, Inc.	4,515	404,725
Domino’s Pizza, Inc.	2,304	682,076
Flutter Entertainment plc, Class DI*	11,560	1,181,085
Hyatt Hotels Corp., Class A	188	36,442
MGM Resorts International*	15,085	721,214
Norwegian Cruise Line Holdings Ltd.*	37,160	784,448
Red Rock Resorts, Inc., Class A	103,585	6,739,240
Restaurant Brands International, Inc.	11,965	867,582
Royal Caribbean Cruises Ltd.	8,889	2,822,524
Texas Roadhouse, Inc., Class A	21,305	4,116,765
Travel + Leisure Co.	3,471	265,288
Vail Resorts, Inc. (x)	606	82,507
Wyndham Hotels & Resorts, Inc.	47,940	4,037,027
Wynn Resorts Ltd.	965	93,692
Yum! Brands, Inc.	15,814	2,528,026

		30,423,073

Household Durables (1.4%)
Century Communities, Inc.	24,777	1,775,520
DR Horton, Inc.	20,527	3,343,438
Garmin Ltd.	13,423	3,188,499
Lennar Corp., Class A	16,644	1,506,115

See Notes to Financial Statements.

1069

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Lennar Corp., Class B (x)	808	$71,678
Mohawk Industries, Inc.*	4,077	494,662
NVR, Inc.*	410	2,793,494
PulteGroup, Inc.	15,454	2,120,443
SharkNinja, Inc.*	5,819	886,059
Somnigroup International, Inc.	66,901	5,245,038
Toll Brothers, Inc.	7,689	1,266,763
TopBuild Corp.*	2,154	763,658
Whirlpool Corp. (x)	5,368	211,607

		23,666,974

Leisure Products (0.3%)
Brunswick Corp.	5,123	431,561
Hasbro, Inc.	8,624	712,256
Malibu Boats, Inc., Class A*	86,727	2,378,922
Mattel, Inc.*	23,651	328,276
YETI Holdings, Inc.*	6,187	306,628

		4,157,643

Specialty Retail (1.3%)
AutoNation, Inc.*	1,972	366,378
Bath & Body Works, Inc.	16,439	380,234
Best Buy Co., Inc.	16,085	1,220,530
Boot Barn Holdings, Inc.*	13,834	2,272,511
CarMax, Inc.*	11,545	610,615
Dick’s Sporting Goods, Inc.	21,529	4,882,993
Five Below, Inc.*	2,670	480,039
Floor & Decor Holdings, Inc., Class A*	8,700	516,432
GameStop Corp., Class A (x)*	33,462	738,841
Gap, Inc. (The)	18,336	342,516
Lithia Motors, Inc., Class A	1,831	531,887
Penske Automotive Group, Inc.	1,415	253,214
Tractor Supply Co.	42,959	1,357,934
Ulta Beauty, Inc.*	2,774	1,251,019
Valvoline, Inc.*	97,905	3,871,164
Wayfair, Inc., Class A*	8,497	785,293
Williams-Sonoma, Inc.	8,312	1,937,527

		21,799,127

Textiles, Apparel & Luxury Goods (0.4%)
Amer Sports, Inc.*	12,693	429,531
Birkenstock Holding plc (x)*	3,252	139,933
Columbia Sportswear Co.	1,724	106,578
Crocs, Inc.*	4,017	484,611
Deckers Outdoor Corp.*	10,593	1,051,779
Lululemon Athletica, Inc.*	8,154	931,024
PVH Corp.	3,790	281,445
Ralph Lauren Corp.	1,107	444,361
Steven Madden Ltd.	58,862	2,478,090
VF Corp.	28,644	477,782

		6,825,134

Total Consumer Discretionary		110,120,947

Consumer Staples (3.8%)
Beverages (0.4%)
Brown-Forman Corp., Class A (x)	4,208	115,131
Brown-Forman Corp., Class B	10,342	275,614
Coca-Cola Consolidated, Inc.	4,082	779,335
Constellation Brands, Inc., Class A	11,290	1,570,326
Keurig Dr. Pepper, Inc.	105,871	3,465,158
Molson Coors Beverage Co., Class B	12,230	476,481
Primo Brands Corp.	19,943	487,407

		7,169,452

Consumer Staples Distribution & Retail (1.2%)
Albertsons Cos., Inc., Class A	27,119	366,920
BJ’s Wholesale Club Holdings, Inc.*	10,541	919,386
Casey’s General Stores, Inc.	352	279,766
Dollar General Corp.	17,975	2,069,102
Dollar Tree, Inc.*	15,137	1,830,820
Kroger Co. (The)	45,520	2,527,726
Maplebear, Inc.*	6,695	317,008
Performance Food Group Co.*	12,267	1,371,328
Sprouts Farmers Market, Inc.*	7,645	646,614
Sysco Corp.	20,497	1,713,139
US Foods Holding Corp.*	74,702	7,638,280

		19,680,089

Food Products (1.6%)
Archer-Daniels-Midland Co.	39,188	2,993,963
Bunge Global SA	10,847	1,157,700
Campbell’s Co. (The) (x)	16,219	361,197
Conagra Brands, Inc.	38,803	522,288
Darling Ingredients, Inc.*	12,787	698,426
Freshpet, Inc.*	3,948	233,406
General Mills, Inc.	142,294	4,951,831
Hershey Co. (The)	10,702	1,877,666
Hormel Foods Corp.	23,663	587,316
Ingredion, Inc.	5,145	487,283
J M Smucker Co. (The)	8,518	958,275
JBS NV, Class A	26,562	314,760
Kraft Heinz Co. (The)	69,646	1,645,039
Lamb Weston Holdings, Inc.	10,780	465,481
McCormick & Co., Inc. (Non-Voting)	20,815	1,049,492
Pilgrim’s Pride Corp.	3,612	101,533
Post Holdings, Inc.*	71,085	6,273,962
Seaboard Corp.	19	84,822
Smithfield Foods, Inc.	3,562	86,414
Tyson Foods, Inc., Class A	22,492	1,287,667

		26,138,521

Household Products (0.3%)
Church & Dwight Co., Inc.	19,337	1,873,368
Clorox Co. (The)	9,847	939,798
Kimberly-Clark Corp.	18,301	2,008,901
Reynolds Consumer Products, Inc.	4,349	116,771

		4,938,838

Personal Care Products (0.3%)
e.l.f. Beauty, Inc.*	4,891	361,934
Estee Lauder Cos., Inc. (The), Class A	16,560	1,307,412
Kenvue, Inc.	154,910	2,960,330

		4,629,676

Total Consumer Staples		62,556,576

Energy (4.6%)
Energy Equipment & Services (0.7%)
Baker Hughes Co.	81,104	4,501,272
Halliburton Co.	68,059	2,310,603

See Notes to Financial Statements.

1070

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EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
NOV, Inc.	29,046	$538,803
TechnipFMC plc	19,591	1,298,884
Weatherford International plc	47,156	3,843,214

		12,492,776

Oil, Gas & Consumable Fuels (3.9%)
Antero Midstream Corp.	26,945	612,999
Antero Resources Corp.*	340,568	11,967,560
APA Corp.	28,847	939,547
Cheniere Energy, Inc.	15,947	3,811,492
Chord Energy Corp.	4,601	525,894
Devon Energy Corp.	210,051	8,679,307
Diamondback Energy, Inc.	15,644	2,749,902
DT Midstream, Inc.	8,306	1,218,822
EQT Corp.	49,291	2,620,802
Expand Energy Corp.	18,584	1,694,675
HF Sinclair Corp.	12,661	881,839
Kinder Morgan, Inc.	158,914	5,080,481
Marathon Petroleum Corp.	11,787	3,013,582
Matador Resources Co.	8,661	431,145
Occidental Petroleum Corp.	59,224	2,876,510
ONEOK, Inc.	51,531	4,480,105
Ovintiv, Inc.	23,113	1,216,899
Permian Resources Corp., Class A	56,645	1,042,834
Phillips 66	30,759	5,199,809
Range Resources Corp.	19,047	708,358
Viper Energy, Inc., Class A	99,789	4,231,054

		63,983,616

Total Energy		76,476,392

Financials (13.1%)
Banks (4.3%)
Ameris Bancorp	36,212	3,268,495
Bank OZK	7,984	415,887
BOK Financial Corp.	1,602	222,486
Central BanCo, Inc., Class A (x)	1,804	54,805
Citizens Financial Group, Inc.	34,566	2,422,040
Columbia Banking System, Inc.	149,961	4,806,250
Commerce Bancshares, Inc.	11,075	639,581
Cullen/Frost Bankers, Inc.	4,831	746,486
East West Bancorp, Inc.	11,128	1,436,514
Fifth Third Bancorp	73,912	4,166,419
First Citizens BancShares, Inc., Class A	652	1,356,675
First Hawaiian, Inc.	10,020	293,586
First Horizon Corp.	124,966	3,204,128
FNB Corp.	28,579	545,287
Huntington Bancshares, Inc.	164,512	2,916,798
KeyCorp	75,646	1,743,640
M&T Bank Corp.	11,999	2,855,882
National Bank Holdings Corp., Class A	73,136	3,249,432
Pinnacle Financial Partners, Inc.	78,604	7,929,572
Popular, Inc.	4,808	789,377
Prosperity Bancshares, Inc.	9,425	688,308
Regions Financial Corp.	69,898	2,110,920
Renasant Corp.	76,677	3,261,840
Seacoast Banking Corp. of Florida	102,126	3,395,689
SouthState Bank Corp.	59,908	5,984,809
TFS Financial Corp. (x)	3,776	66,911
Triumph Financial, Inc.*	49,464	3,774,598
UMB Financial Corp.	30,549	4,361,175
Webster Financial Corp.	13,199	1,008,668
Western Alliance Bancorp	7,088	582,634
Wintrust Financial Corp.	5,411	869,656
Zions Bancorp NA	11,864	820,870

		69,989,418

Capital Markets (2.7%)
Affiliated Managers Group, Inc.	2,057	696,089
Ameriprise Financial, Inc.	6,789	3,114,522
Blue Owl Capital, Inc., Class A	53,724	470,085
Bullish*	1,249	29,264
Carlyle Group, Inc. (The)	21,714	914,377
Cboe Global Markets, Inc.	8,558	2,076,770
Coinbase Global, Inc., Class A*	17,953	2,624,549
Evercore, Inc., Class A	2,998	1,023,637
FactSet Research Systems, Inc.	2,960	681,037
Franklin Resources, Inc.	21,919	729,245
Freedom Holding Corp. (x)*	205	26,746
Galaxy Digital, Inc., Class A (x)*	15,254	417,044
Hamilton Lane, Inc., Class A	3,220	253,833
Houlihan Lokey, Inc., Class A	4,457	597,817
Invesco Ltd.	29,357	774,731
Janus Henderson Group plc	9,268	481,473
Jefferies Financial Group, Inc.	12,386	619,052
Lazard, Inc.	5,701	239,100
LPL Financial Holdings, Inc.	18,816	5,300,091
MarketAxess Holdings, Inc.	2,666	302,564
Morningstar, Inc.	1,482	231,222
MSCI, Inc.	5,446	3,049,978
Nasdaq, Inc.	36,526	2,878,979
Northern Trust Corp.	14,250	2,477,220
Raymond James Financial, Inc.	14,450	2,196,833
Robinhood Markets, Inc., Class A*	10,802	1,083,225
SEI Investments Co.	8,319	729,659
State Street Corp.	21,877	3,710,339
Stifel Financial Corp.	38,705	2,700,448
T. Rowe Price Group, Inc.	17,261	1,962,403
TPG, Inc., Class A	11,833	479,828
Tradeweb Markets, Inc., Class A	8,797	876,709
Virtu Financial, Inc., Class A	6,752	402,217
XP, Inc., Class A	32,087	521,735

		44,672,821

Consumer Finance (0.9%)
Ally Financial, Inc.	96,109	4,416,208
Bread Financial Holdings, Inc.	38,240	4,143,304
Credit Acceptance Corp.*	263	167,463
Figure Technology Solutions, Inc., Class A*	6,217	190,924
OneMain Holdings, Inc.	9,443	575,740
PRA Group, Inc.*	107,738	2,045,945
SLM Corp.	12,940	335,663
SoFi Technologies, Inc.*	90,951	1,630,751
Synchrony Financial	27,497	2,091,147

		15,597,145

Financial Services (1.7%)
Block, Inc., Class A*	42,548	3,233,648
Chime Financial, Inc., Class A*	20,118	412,017
Corebridge Financial, Inc.	20,318	581,704
Corpay, Inc.*	3,282	1,093,792

See Notes to Financial Statements.

1071

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Equitable Holdings, Inc.‡	10,582	$464,338
Euronet Worldwide, Inc.*	2,948	215,764
Fidelity National Information Services, Inc.	42,341	1,646,218
Fiserv, Inc.*	43,341	2,125,876
Global Payments, Inc.	18,816	1,365,289
Jack Henry & Associates, Inc.	5,899	812,528
MGIC Investment Corp.	16,708	471,166
PayPal Holdings, Inc.	73,219	3,161,596
Rocket Cos., Inc., Class A*	376,890	5,936,018
Shift4 Payments, Inc., Class A (x)*	2,847	138,478
UWM Holdings Corp., Class A (x)	23,339	53,446
Voya Financial, Inc.	57,592	5,213,804
Western Union Co. (The) (x)	22,298	171,695
WEX, Inc.*	2,438	343,977

		27,441,354

Insurance (3.3%)
Allstate Corp. (The)	20,998	4,996,264
American Financial Group, Inc.	5,444	761,833
American International Group, Inc.	43,545	3,245,409
Arch Capital Group Ltd.*	28,507	2,766,889
Assurant, Inc.	3,773	1,013,164
Assured Guaranty Ltd.	3,650	292,584
Axis Capital Holdings Ltd.	5,615	603,276
Brighthouse Financial, Inc.*	4,654	294,598
Brown & Brown, Inc.	65,879	4,226,138
Cincinnati Financial Corp.	12,494	2,313,139
CNA Financial Corp.	1,943	94,449
Everest Group Ltd.	3,242	1,158,140
Fidelity National Financial, Inc.	19,453	917,403
First American Financial Corp.	7,979	547,280
Globe Life, Inc.	6,423	1,147,662
Hanover Insurance Group, Inc. (The)	2,853	610,884
Hartford Insurance Group, Inc. (The)	22,457	2,976,002
Kinsale Capital Group, Inc.	1,784	588,381
Lincoln National Corp.	12,897	455,909
Loews Corp.	13,686	1,549,392
Markel Group, Inc.*	1,010	1,972,540
Old Republic International Corp.	18,496	756,856
Primerica, Inc.	2,597	738,067
Principal Financial Group, Inc.	17,596	1,896,497
Prudential Financial, Inc.	28,435	3,068,990
Reinsurance Group of America, Inc.	5,358	1,139,379
RenaissanceRe Holdings Ltd.	17,842	5,654,130
RLI Corp.	6,710	396,360
Ryan Specialty Holdings, Inc., Class A	7,699	290,714
Unum Group	12,998	1,162,021
W.R. Berkley Corp.	18,580	1,310,447
White Mountains Insurance Group Ltd.	200	414,678
Willis Towers Watson plc	19,595	5,121,545

		54,481,020

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT) (x)	93,915	1,023,674
Annaly Capital Management, Inc. (REIT)	59,974	1,341,019
Rithm Capital Corp. (REIT)	45,282	425,198
Starwood Property Trust, Inc. (REIT) (x)	28,572	468,009

		3,257,900

Total Financials		215,439,658

Health Care (9.3%)
Biotechnology (0.8%)
Arrowhead Pharmaceuticals, Inc.*	4,089	333,294
Ascendis Pharma A/S*	221	58,945
Biogen, Inc.*	12,041	2,601,578
BioMarin Pharmaceutical, Inc.*	15,661	896,122
Bridgebio Pharma, Inc.*	757	56,381
Caris Life Sciences, Inc.*	1,064	18,961
Exelixis, Inc.*	15,165	825,128
Incyte Corp.*	13,540	1,534,894
Ionis Pharmaceuticals, Inc.*	702	55,662
Moderna, Inc.*	29,727	2,081,782
Neurocrine Biosciences, Inc.*	1,158	195,164
Roivant Sciences Ltd.*	39,970	1,414,538
United Therapeutics Corp.*	3,384	1,833,553
Viking Therapeutics, Inc.*	8,612	335,954

		12,241,956

Health Care Equipment & Supplies (2.7%)
Align Technology, Inc.*	5,464	921,558
Baxter International, Inc.	41,893	893,159
Becton Dickinson & Co.	23,214	3,512,975
Cooper Cos., Inc. (The)*	70,092	5,026,297
Edwards Lifesciences Corp.*	46,539	4,209,918
Envista Holdings Corp.*	13,659	359,915
GE HealthCare Technologies, Inc.	37,106	2,375,155
Globus Medical, Inc., Class A*	9,159	723,653
ICU Medical, Inc.*	25,321	3,712,059
IDEXX Laboratories, Inc.*	1,031	542,760
LivaNova plc*	27,402	2,253,266
Medline, Inc., Class A*	36,628	1,444,608
Omnicell, Inc.*	66,351	2,754,893
ResMed, Inc.	11,872	2,313,615
Solventum Corp.*	51,852	4,000,382
STERIS plc	18,759	3,950,083
Teleflex, Inc.	37,476	4,750,458
Zimmer Biomet Holdings, Inc.	15,815	1,361,513

		45,106,267

Health Care Providers & Services (2.4%)
Acadia Healthcare Co., Inc.*	73,323	2,165,228
Cardinal Health, Inc.	10,370	2,463,497
Centene Corp.*	55,339	3,552,210
Chemed Corp.	1,063	495,082
DaVita, Inc.*	2,489	553,753
Encompass Health Corp.	8,031	811,773
Ensign Group, Inc. (The)	4,605	738,182
Guardant Health, Inc.*	1,160	174,035
Henry Schein, Inc.*	8,084	675,176
Humana, Inc.	34,399	13,663,971
Labcorp Holdings, Inc.	23,799	6,663,720
Molina Healthcare, Inc.*	13,872	3,172,526
Quest Diagnostics, Inc.	9,013	1,910,305
Tenet Healthcare Corp.*	6,977	1,305,257

See Notes to Financial Statements.

1072

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Health Services, Inc., Class B	4,239	$630,297

		38,975,012

Health Care Technology (0.4%)
Doximity, Inc., Class A*	10,633	220,528
Veeva Systems, Inc., Class A*	12,187	2,162,827
Waystar Holding Corp.*	213,799	4,389,294

		6,772,649

Life Sciences Tools & Services (2.6%)
Agilent Technologies, Inc.	23,079	3,065,584
Avantor, Inc.*	246,542	2,440,766
Bio-Rad Laboratories, Inc., Class A*	1,502	441,002
Bio-Techne Corp.	12,775	902,554
Bruker Corp.	9,051	544,689
Charles River Laboratories International, Inc.*	4,004	908,067
ICON plc*	46,401	8,060,318
Illumina, Inc.*	43,269	7,607,988
IQVIA Holdings, Inc.*	13,597	2,627,213
Mettler-Toledo International, Inc.*	1,651	2,109,169
QIAGEN NV	16,800	656,880
Repligen Corp.*	4,341	592,286
Revvity, Inc.	72,651	8,083,150
Sotera Health Co.*	22,719	403,262
Waters Corp.*	8,028	3,010,821
West Pharmaceutical Services, Inc.	5,712	2,050,608

		43,504,357

Pharmaceuticals (0.4%)
Elanco Animal Health, Inc.*	40,356	993,161
Jazz Pharmaceuticals plc*	4,872	1,174,006
Organon & Co.	21,390	289,620
Royalty Pharma plc, Class A	33,801	1,895,222
Viatris, Inc.	94,899	1,506,996
Zoetis, Inc.	7,323	526,231

		6,385,236

Total Health Care		152,985,477

Industrials (15.9%)
Aerospace & Defense (1.5%)
AeroVironment, Inc. (x)*	3,111	513,533
BWX Technologies, Inc.	396	77,081
Curtiss-Wright Corp.	1,482	1,123,000
Ducommun, Inc.*	8,280	1,533,539
Hexcel Corp.	5,054	505,703
Huntington Ingalls Industries, Inc.	24,262	6,790,691
Kratos Defense & Security Solutions, Inc.*	14,074	701,730
L3Harris Technologies, Inc.	15,196	4,415,806
Leonardo DRS, Inc.	6,149	262,378
Loar Holdings, Inc.*	3,572	287,939
Mercury Systems, Inc.*	29,009	3,548,671
Moog, Inc., Class A	7,037	2,982,562
StandardAero, Inc.*	18,598	556,266
Textron, Inc.	14,128	1,295,961

		24,594,860

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	750	141,255
Expeditors International of Washington, Inc.	10,822	1,763,769
GXO Logistics, Inc.*	9,296	471,307
Hub Group, Inc., Class A	73,916	3,236,782

		5,613,113

Building Products (1.6%)
A.O. Smith Corp.	9,206	577,400
AAON, Inc.	17,768	2,254,049
Advanced Drainage Systems, Inc.	5,943	932,813
Allegion plc	6,956	977,248
Armstrong World Industries, Inc.	2,559	410,515
Builders FirstSource, Inc.*	47,950	4,290,566
Carlisle Cos., Inc.	2,946	1,068,662
Fortune Brands Innovations, Inc.	109,982	6,038,012
Hayward Holdings, Inc.*	169,840	2,939,930
Lennox International, Inc.	1,816	1,040,477
Masco Corp.	16,490	1,341,791
Owens Corning	6,506	1,034,194
Simpson Manufacturing Co., Inc.	3,360	703,416
Trex Co., Inc.*	65,615	3,283,375

		26,892,448

Commercial Services & Supplies (0.8%)
Clean Harbors, Inc.*	3,372	1,007,385
Copart, Inc.*	72,016	2,030,131
GFL Environmental, Inc.	21,202	780,022
MSA Safety, Inc.	3,006	524,787
RB Global, Inc.	15,176	1,767,245
Rentokil Initial plc (ADR) (x)	97,147	2,779,376
Tetra Tech, Inc.	21,211	612,786
Veralto Corp.	39,184	3,474,837

		12,976,569

Construction & Engineering (0.4%)
AECOM	10,541	735,762
API Group Corp.*	31,130	1,318,356
Dycom Industries, Inc.*	1,457	736,645
Everus Construction Group, Inc.*	586	97,247
Fluor Corp.*	26,585	1,392,788
Primoris Services Corp.	4,154	411,744
Valmont Industries, Inc.	1,547	893,547
WillScot Holdings Corp.	14,406	415,757

		6,001,846

Electrical Equipment (1.8%)
Acuity, Inc.	2,471	930,727
AMETEK, Inc.	18,690	4,521,859
Generac Holdings, Inc.*	10,990	3,217,982
Hubbell, Inc., Class B	4,328	2,264,410
Nextpower, Inc., Class A*	12,094	1,440,879
nVent Electric plc	7,786	1,320,583
Regal Rexnord Corp.	59,302	14,125,143
Rockwell Automation, Inc.	1,630	806,980
Sensata Technologies Holding plc	11,805	563,571
X-Energy, Inc., Class A*	3,425	62,883

		29,255,017

Ground Transportation (0.9%)
Avis Budget Group, Inc.*	984	145,465
Fedex Freight Holding Co., Inc.*	8,922	1,347,222
JB Hunt Transport Services, Inc.	6,140	1,777,100

See Notes to Financial Statements.

1073

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Knight-Swift Transportation Holdings, Inc., Class A	12,904	$1,004,834
Landstar System, Inc.	1,865	385,701
Lyft, Inc., Class A*	26,564	388,100
Old Dominion Freight Line, Inc.	12,097	2,620,210
Ryder System, Inc.	8,156	2,151,308
Saia, Inc.*	2,179	917,708
Schneider National, Inc., Class B	4,426	161,682
U-Haul Holding Co. (Nasdaq Stock Exchange)*	749	49,015
U-Haul Holding Co. (New York Stock Exchange)	7,599	438,462
XPO, Inc.*	15,876	3,259,184

		14,645,991

Machinery (3.5%)
AGCO Corp.	4,898	586,291
Allison Transmission Holdings, Inc.	5,773	650,848
Chart Industries, Inc.*	3,899	814,657
CNH Industrial NV	71,039	797,768
Crane Co.	4,041	901,426
Donaldson Co., Inc.	9,437	847,159
Dover Corp.	10,896	2,443,755
Esab Corp.	35,839	3,534,800
Flowserve Corp.	10,404	771,561
Fortive Corp.	24,873	1,519,491
Gates Industrial Corp. plc*	134,476	3,761,294
Graco, Inc.	13,551	1,024,591
Helios Technologies, Inc.	36,291	3,238,972
IDEX Corp.	18,942	4,298,887
Ingersoll Rand, Inc.	31,979	2,621,958
ITT, Inc.	7,287	1,441,077
JBT Marel Corp.	27,405	3,973,725
Lincoln Electric Holdings, Inc.	3,351	889,724
Middleby Corp. (The)*	3,506	603,067
Mueller Industries, Inc.	8,871	1,090,512
Nordson Corp.	4,312	1,300,887
Oshkosh Corp.	5,093	781,674
Otis Worldwide Corp.	31,416	2,249,386
Pentair plc	13,116	1,005,472
RBC Bearings, Inc.*	2,095	1,349,306
Snap-on, Inc.	4,147	1,668,753
SPX Technologies, Inc.*	3,964	971,854
Stanley Black & Decker, Inc.	12,705	1,195,795
Timken Co. (The)	5,256	763,802
Toro Co. (The)	34,692	3,379,695
Watts Water Technologies, Inc., Class A	2,218	868,236
Westinghouse Air Brake Technologies Corp.	13,784	3,716,166
Xylem, Inc.	19,396	2,292,801

		57,355,390

Marine Transportation (0.0%)†
Kirby Corp.*	4,352	591,742

Passenger Airlines (0.8%)
Alaska Air Group, Inc.*	7,661	399,904
Allegiant Travel Co.*	29,765	3,500,364
Delta Air Lines, Inc.	50,205	4,702,201
Southwest Airlines Co.	34,184	1,757,741
United Airlines Holdings, Inc.*	24,892	3,385,063

		13,745,273

Professional Services (2.5%)
Amentum Holdings, Inc.*	12,017	248,391
Booz Allen Hamilton Holding Corp.	35,827	2,173,624
Broadridge Financial Solutions, Inc.	9,422	1,290,343
CACI International, Inc., Class A*	9,373	4,342,136
Equifax, Inc.	29,892	4,744,458
ExlService Holdings, Inc.*	10,151	262,505
FTI Consulting, Inc.*	24,078	3,587,863
Genpact Ltd.	13,008	357,720
Jacobs Solutions, Inc.	9,540	1,202,040
KBR, Inc.	10,266	354,485
Leidos Holdings, Inc.	10,252	1,055,648
ManpowerGroup, Inc.	66,926	2,260,091
Parsons Corp.*	3,038	159,161
Paychex, Inc.	26,342	2,590,209
Paycom Software, Inc.	3,361	422,411
Paylocity Holding Corp.*	3,304	345,367
Robert Half, Inc.	8,059	247,411
Science Applications International Corp.	3,408	376,277
SS&C Technologies Holdings, Inc.	16,986	1,053,981
TransUnion	133,087	9,600,896
UL Solutions, Inc., Class A	4,088	416,404
Verisk Analytics, Inc.	20,150	3,617,530

		40,708,951

Trading Companies & Distributors (1.8%)
Applied Industrial Technologies, Inc.	3,003	1,015,464
Boise Cascade Co.	41,881	3,251,222
Core & Main, Inc., Class A*	15,295	737,984
EquipmentShare.com, Inc., Class A (x)*	46,136	907,034
Fastenal Co.	17,130	822,754
Ferguson Enterprises, Inc.	14,847	3,523,638
MSC Industrial Direct Co., Inc., Class A	3,704	440,591
QXO, Inc. (x)*	52,988	915,632
SiteOne Landscape Supply, Inc.*	3,558	407,071
Sunbelt Rentals Holdings, Inc.	33,505	2,506,509
United Rentals, Inc.	3,927	4,448,859
W.W. Grainger, Inc.	502	682,921
Watsco, Inc.	2,856	1,190,181
WESCO International, Inc.	23,414	8,087,898

		28,937,758

Total Industrials		261,318,958

Information Technology (7.5%)
Communications Equipment (0.1%)
F5, Inc.*	4,621	1,922,151

Electronic Equipment, Instruments & Components (2.0%)
Advanced Energy Industries, Inc.	162	60,405
Arrow Electronics, Inc.*	4,157	887,145
Avnet, Inc.	6,626	588,521
Belden, Inc.	31,419	3,767,452
CDW Corp.	10,444	1,468,844
Cognex Corp.	13,633	987,302

See Notes to Financial Statements.

1074

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Coherent Corp.*	11,463	$4,521,810
Flex Ltd.*	50,670	8,212,087
Ingram Micro Holding Corp.	3,597	98,666
IPG Photonics Corp.*	2,096	245,903
Keysight Technologies, Inc.*	6,002	2,101,120
Littelfuse, Inc.	2,029	923,865
Ralliant Corp.	9,143	673,199
Sanmina Corp.*	2,803	709,383
TD SYNNEX Corp.	6,260	1,673,548
Teledyne Technologies, Inc.*	8,320	5,548,608
TTM Technologies, Inc.*	1,147	214,512
Vontier Corp.	11,235	325,815
Zebra Technologies Corp., Class A*	3,921	1,032,243

		34,040,428

IT Services (1.0%)
Akamai Technologies, Inc.*	11,778	1,392,277
Amdocs Ltd.	8,743	441,871
Applied Digital Corp.*	20,809	776,176
Cognizant Technology Solutions Corp., Class A	38,821	1,503,537
EPAM Systems, Inc.*	4,280	339,618
GoDaddy, Inc., Class A*	35,762	3,035,479
Kyndryl Holdings, Inc.*	17,484	197,744
MongoDB, Inc.*	573	192,471
Okta, Inc.*	13,767	1,878,507
Twilio, Inc., Class A*	10,293	2,123,755
VeriSign, Inc.	17,384	4,373,119

		16,254,554

Semiconductors & Semiconductor Equipment (1.6%)
Amkor Technology, Inc.	10,195	879,115
Cirrus Logic, Inc.*	4,169	619,222
Enphase Energy, Inc.*	10,471	515,592
Entegris, Inc.	27,447	4,936,617
First Solar, Inc.*	7,889	1,861,488
GLOBALFOUNDRIES, Inc.	10,323	850,718
MKS, Inc.	17,922	7,971,706
ON Semiconductor Corp.*	30,391	2,873,165
Onto Innovation, Inc.*	3,262	1,234,504
Qnity Electronics, Inc.	17,137	2,798,644
Qorvo, Inc.*	6,900	643,563
Skyworks Solutions, Inc. (x)	12,299	833,872
Universal Display Corp. (x)	3,410	295,272

		26,313,478

Software (2.1%)
Adeia, Inc.	123,483	4,066,295
Aurora Innovation, Inc., Class A*	98,370	670,883
Bentley Systems, Inc., Class B	10,637	317,940
BILL Holdings, Inc.*	7,085	256,194
BitMine Immersion Technologies, Inc.	46,048	612,899
CCC Intelligent Solutions Holdings, Inc.*	45,721	235,920
Circle Internet Group, Inc., Class A*	14,618	915,525
Docusign, Inc.*	14,844	659,371
Dolby Laboratories, Inc., Class A	4,651	244,550
Dropbox, Inc., Class A*	12,439	341,699
Dynatrace, Inc.*	97,759	4,292,598
Elastic NV*	3,622	206,526
Fair Isaac Corp.*	332	396,667
Figma, Inc., Class A (x)*	17,409	314,929
Gen Digital, Inc.	39,940	994,107
Gitlab, Inc., Class A*	11,643	355,461
Guidewire Software, Inc.*	3,289	404,711
HubSpot, Inc.*	475	86,692
IREN Ltd.*	23,148	1,058,558
Klaviyo, Inc., Class A (x)*	8,783	132,623
Nutanix, Inc., Class A*	21,165	1,078,568
Pegasystems, Inc.	4,928	147,692
PTC, Inc.*	27,712	3,148,360
RingCentral, Inc., Class A	5,367	209,206
Roper Technologies, Inc.	8,354	2,826,910
Rubrik, Inc., Class A*	4,300	345,204
SailPoint, Inc.*	4,923	72,073
SentinelOne, Inc., Class A*	8,417	142,837
Trimble, Inc.*	18,912	967,916
Tyler Technologies, Inc.*	14,428	4,219,613
UiPath, Inc., Class A (x)*	33,179	360,656
Unity Software, Inc.*	29,452	841,738
Workday, Inc., Class A*	15,525	1,900,571
Zoom Communications, Inc., Class A*	21,733	1,875,775

		34,701,267

Technology Hardware, Storage & Peripherals (0.7%)
Everpure, Inc., Class A*	3,354	264,262
Hewlett Packard Enterprise Co.	108,216	4,881,624
HP, Inc.	74,818	1,641,507
IonQ, Inc.*	29,989	1,597,214
NetApp, Inc.	10,386	1,607,337
Super Micro Computer, Inc.*	41,268	1,210,390

		11,202,334

Total Information Technology		124,434,212

Materials (4.9%)
Chemicals (2.0%)
Albemarle Corp.	9,635	1,301,014
Ashland, Inc.	64,421	4,244,700
Avient Corp.	49,810	1,840,978
Axalta Coating Systems Ltd.*	17,444	596,934
Celanese Corp.	9,126	419,796
CF Industries Holdings, Inc.	12,531	1,356,606
Corteva, Inc.	54,965	4,654,986
Dow, Inc.	58,890	1,611,230
DuPont de Nemours, Inc.	10,941	1,484,037
Eastman Chemical Co.	9,327	624,722
Element Solutions, Inc.	18,661	891,063
Ingevity Corp.*	27,770	2,073,586
International Flavors & Fragrances, Inc.	20,906	1,656,173
LyondellBasell Industries NV, Class A	21,088	1,110,283
Mosaic Co. (The)	26,009	551,131
NewMarket Corp.	488	386,125
Olin Corp.	9,703	192,313
PPG Industries, Inc.	18,243	2,212,693
Quaker Chemical Corp.	25,596	4,066,437
RPM International, Inc.	10,325	1,147,624
Scotts Miracle-Gro Co. (The)	3,766	256,502
Westlake Corp.	2,591	189,143

		32,868,076

See Notes to Financial Statements.

1075

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.9%)
Eagle Materials, Inc.	2,538	$571,050
James Hardie Industries plc (ADR)*	171,163	4,481,047
Knife River Corp.*	46,673	3,904,196
Martin Marietta Materials, Inc.	4,875	2,811,413
Vulcan Materials Co.	10,584	3,122,386

		14,890,092

Containers & Packaging (0.9%)
Amcor plc	37,724	1,635,335
AptarGroup, Inc.	5,190	649,788
Avery Dennison Corp.	6,251	1,014,850
Ball Corp.	21,724	1,355,578
Crown Holdings, Inc.	9,099	1,017,450
Graphic Packaging Holding Co.	23,864	252,243
International Paper Co.	42,833	1,631,937
O-I Glass, Inc.*	276,559	2,663,263
Packaging Corp. of America	7,082	1,687,499
Silgan Holdings, Inc.	7,368	341,802
Smurfit Westrock plc	42,670	1,973,914
Sonoco Products Co.	8,191	461,563

		14,685,222

Metals & Mining (1.1%)
Alcoa Corp.	21,491	1,120,541
Almonty Industries, Inc.*	1,350	22,356
Anglogold Ashanti plc	3,957	320,082
Cleveland-Cliffs, Inc.*	46,174	433,574
Coeur Mining, Inc.	163,821	2,673,559
Hecla Mining Co.	48,796	752,922
MP Materials Corp. (x)*	11,710	655,877
Nucor Corp.	18,012	4,012,173
Reliance, Inc.	4,159	1,553,802
Royal Gold, Inc.	6,902	1,377,708
Steel Dynamics, Inc.	10,100	2,317,546
Trekor Metals Ltd.*	396,697	2,729,275

		17,969,415

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	5,227	411,156

Total Materials		80,823,961

Real Estate (7.0%)
Diversified REITs (0.2%)
Essential Properties Realty Trust, Inc. (REIT)	67,682	2,020,308
WP Carey, Inc. (REIT)	18,086	1,293,149

		3,313,457

Health Care REITs (0.9%)
Alexandria Real Estate Equities, Inc. (REIT)	46,231	2,443,308
American Healthcare REIT, Inc. (REIT) (x)	15,551	810,985
CareTrust REIT, Inc. (REIT)	103,174	4,163,071
Healthcare Realty Trust, Inc. (REIT), Class A	27,258	549,794
Healthpeak Properties, Inc. (REIT)	56,647	1,212,246
Janus Living, Inc. (REIT), Class A	3,738	107,430
Medical Properties Trust, Inc. (REIT) (x)	41,547	191,947
Omega Healthcare Investors, Inc. (REIT)	24,369	1,161,914
Ventas, Inc. (REIT)	39,570	3,513,816

		14,154,511

Hotel & Resort REITs (0.4%)
Host Hotels & Resorts, Inc. (REIT)	55,470	1,315,194
Ryman Hospitality Properties, Inc. (REIT)	38,266	4,919,094

		6,234,288

Industrial REITs (0.5%)
Americold Realty Trust, Inc. (REIT) (x)	23,877	375,346
EastGroup Properties, Inc. (REIT)	4,356	882,221
First Industrial Realty Trust, Inc. (REIT)	58,704	3,599,142
Lineage, Inc. (REIT) (x)	5,795	250,634
Rexford Industrial Realty, Inc. (REIT)	66,977	2,243,730
STAG Industrial, Inc. (REIT)	15,639	595,220

		7,946,293

Office REITs (0.1%)
BXP, Inc. (REIT)	12,939	857,985
Cousins Properties, Inc. (REIT)	13,297	398,644
Kilroy Realty Corp. (REIT)	9,175	343,787
Vornado Realty Trust (REIT)	14,310	562,383

		2,162,799

Real Estate Management & Development (0.3%)
CBRE Group, Inc., Class A*	21,597	2,908,900
CoStar Group, Inc.*	29,474	834,704
Howard Hughes Holdings, Inc.*	2,540	181,585
Jones Lang LaSalle, Inc.*	3,564	1,104,662
Zillow Group, Inc., Class A*	3,672	115,190
Zillow Group, Inc., Class C*	12,746	401,754

		5,546,795

Residential REITs (1.5%)
American Homes 4 Rent (REIT), Class A	27,403	918,548
AvalonBay Communities, Inc. (REIT)	11,356	2,142,764
Camden Property Trust (REIT)	41,840	4,790,262
Equity LifeStyle Properties, Inc. (REIT)	15,732	1,013,927
Equity Residential (REIT)	30,509	2,072,476
Essex Property Trust, Inc. (REIT)	5,225	1,523,558
Invitation Homes, Inc. (REIT)	165,311	4,994,045
Mid-America Apartment Communities, Inc. (REIT)	40,861	5,677,227
Sun Communities, Inc. (REIT)	9,967	1,195,143
UDR, Inc. (REIT)	26,505	1,058,080

		25,386,030

Retail REITs (0.9%)
Agree Realty Corp. (REIT)	9,656	731,345
Brixmor Property Group, Inc. (REIT)	151,741	4,784,394
Federal Realty Investment Trust (REIT)	7,001	864,203
Kimco Realty Corp. (REIT)	53,962	1,367,937
NNN REIT, Inc. (REIT)	15,466	719,633
Realty Income Corp. (REIT)	76,285	4,726,619

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Regency Centers Corp. (REIT)	14,911	$1,189,003

		14,383,134

Specialized REITs (2.2%)
Crown Castle, Inc. (REIT)	35,660	2,700,532
CubeSmart (REIT)	206,178	8,199,699
Digital Realty Trust, Inc. (REIT)	28,566	5,129,882
EPR Properties (REIT)	6,113	354,615
Extra Space Storage, Inc. (REIT)	17,130	2,488,989
Fermi, Inc. (REIT)*	16,711	153,073
Gaming and Leisure Properties, Inc. (REIT)	22,265	991,461
Iron Mountain, Inc. (REIT)	24,149	3,050,260
Lamar Advertising Co. (REIT), Class A	23,142	3,609,689
Millrose Properties, Inc. (REIT)	12,515	376,076
National Storage Affiliates Trust (REIT)	5,860	260,594
Rayonier, Inc. (REIT)	24,478	520,892
SBA Communications Corp. (REIT)	25,916	4,573,137
VICI Properties, Inc. (REIT), Class A	88,920	2,360,826
Weyerhaeuser Co. (REIT)	58,802	1,407,720

		36,177,445

Total Real Estate		115,304,752

Utilities (4.3%)
Electric Utilities (1.8%)
Alliant Energy Corp.	21,120	1,611,245
Edison International	31,135	2,318,001
Entergy Corp.	37,375	4,292,892
Evergy, Inc.	18,834	1,627,823
Eversource Energy	30,738	2,221,435
Exelon Corp.	83,731	3,903,539
FirstEnergy Corp.	44,946	2,136,733
IDACORP, Inc.	4,516	683,271
OGE Energy Corp.	16,893	822,013
Oklo, Inc., Class A (x)*	11,483	600,905
PG&E Corp.	179,201	3,014,161
Pinnacle West Capital Corp.	9,906	1,059,942
PPL Corp.	61,491	2,235,198
Xcel Energy, Inc.	51,026	4,097,388

		30,624,546

Gas Utilities (0.9%)
Atmos Energy Corp.	13,489	2,323,750
Chesapeake Utilities Corp.	26,312	3,222,694
MDU Resources Group, Inc.	16,649	353,125
National Fuel Gas Co.	7,702	594,671
ONE Gas, Inc.	34,412	2,652,133
Spire, Inc.	23,175	1,809,736
UGI Corp.	117,209	4,048,399

		15,004,508

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	58,091	851,614
Brookfield Renewable Corp.	11,050	410,176
Clearway Energy, Inc., Class C	9,815	335,477
Talen Energy Corp.*	1,108	425,760

		2,023,027

Multi-Utilities (1.3%)
Ameren Corp.	22,582	2,552,669
CenterPoint Energy, Inc.	53,302	2,347,420
CMS Energy Corp.	25,102	1,920,303
Consolidated Edison, Inc.	30,130	3,333,282
DTE Energy Co.	16,962	2,584,500
NiSource, Inc.	39,080	1,858,254
Public Service Enterprise Group, Inc.	40,813	3,312,383
WEC Energy Group, Inc.	26,638	3,110,519

		21,019,330

Water Utilities (0.2%)
American Water Works Co., Inc.	15,921	2,094,885
Essential Utilities, Inc.	23,140	886,494

		2,981,379

Total Utilities		71,652,790

Total Common Stocks (78.9%) (Cost $968,936,793)		1,300,250,010

EXCHANGE TRADED FUNDS (ETF):
Equity (10.4%)
iShares Core S&P Mid-Cap ETF	8,975	692,062
iShares Morningstar Mid-Cap ETF	7,464	720,724
iShares Morningstar Mid-Cap Growth ETF	42,380	4,165,954
iShares Morningstar Mid-Cap Value ETF‡	302,211	27,615,286
iShares Russell 2000 Value ETF (x)	23,269	5,147,103
iShares Russell Mid-Cap ETF (x)	6,120	675,158
iShares Russell Mid-Cap Growth ETF (x)	10,808	1,582,399
iShares Russell Mid-Cap Value ETF (x)	350,775	57,737,565
iShares S&P Mid-Cap 400 Growth ETF (x)	32,140	3,776,450
State Street SPDR S&P 400 Mid Cap Value ETF	388,988	36,895,512
Vanguard Mid-Cap Growth ETF	12,100	3,706,230
Vanguard Mid-Cap Value ETF (x)	146,400	28,928,640

Total Exchange Traded Funds (10.4%) (Cost $67,189,730)		171,643,083

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Hologic, Inc., CVR* (Cost $129)	17,195	172

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (5.2%)
Allspring Government Money Market Fund, Select Shares 3.57% (7 day yield) (xx)	2,000,000	2,000,000
Goldman Sachs Financial Square Funds – Government Fund 3.53% (7 day yield) (xx)	1,000,000	1,000,000

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	13,388,577	$13,388,577
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	66,551,242	66,551,242
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	400,000	400,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.58% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		85,339,819

Total Short-Term Investments (5.2%) (Cost $85,353,926)		85,339,819

Total Investments in Securities (94.5%) (Cost $1,121,480,578)		1,557,233,084
Other Assets Less Liabilities (5.5%)		90,391,429

Net Assets (100%)		$1,647,624,513

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $28,750,525. This was collateralized by $10,175,406 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/9/26 – 11/15/55 and by cash of $19,346,613 of which $18,788,577 was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	10,582	—	465,618	—	—	(1,280)	464,338	—	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Mid-Cap Value ETF	302,211	23,524,930	1,626,372	(153,652)	66,020	2,551,616	27,615,286	225,715	—

Total		23,524,930	2,091,990	(153,652)	66,020	2,550,336	28,079,624	225,715	—

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	78	9/2026	USD	29,438,175	40,735
S&P Midcap 400 E-Mini Index	347	9/2026	USD	134,809,500	2,441,230

					2,481,965

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$29,136,287	$—	$—	$29,136,287
Consumer Discretionary	110,120,947	—	—	110,120,947
Consumer Staples	62,556,576	—	—	62,556,576
Energy	76,476,392	—	—	76,476,392
Financials	215,439,658	—	—	215,439,658
Health Care	152,985,477	—	—	152,985,477
Industrials	261,318,958	—	—	261,318,958
Information Technology	124,434,212	—	—	124,434,212
Materials	80,823,961	—	—	80,823,961
Real Estate	115,304,752	—	—	115,304,752
Utilities	71,652,790	—	—	71,652,790
Exchange Traded Funds	171,643,083	—	—	171,643,083
Futures	2,481,965	—	—	2,481,965
Rights
Health Care	—	172	—	172
Short-Term Investments
Investment Companies	85,339,819	—	—	85,339,819

Total Assets	$1,559,714,877	$172	$—	$1,559,715,049

Total Liabilities	$—	$—	$—	$—

Total	$1,559,714,877	$172	$—	$1,559,715,049

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$2,481,965	*

Total		$2,481,965

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$16,358,505	$16,358,505

Total	$16,358,505	$16,358,505

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$4,207,214	$4,207,214

Total	$4,207,214	$4,207,214

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$151,561,000

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$526,059,409
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$619,724,247

During the period ended June 30, 2026, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 67%)*	Net Proceeds of Sales and Redemptions (affiliated 90%)*	Net Realized Gain (Loss)
$ 100,910,143	$141,308,438	$87,236,211

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$498,848,092
Aggregate gross unrealized depreciation	(70,363,008)

Net unrealized appreciation	$428,485,084

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,131,229,965

For the period ended June 30, 2026, the Portfolio incurred approximately $285 as brokerage commissions with Bernstein Institutional Services, LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $8,665,104)	$28,079,624
Unaffiliated Issuers (Cost $1,112,815,474)	1,529,153,460
Cash	97,409,328
Cash held as collateral at broker for futures	10,489,400
Dividends, interest and other receivables	1,791,262
Due from broker for futures variation margin	1,245,161
Receivable for securities sold	880,254
Due from Custodian	49,800
Receivable for Portfolio shares sold	27,957
Securities lending income receivable	13,753
Other assets	16,271

Total assets	1,669,156,270

LIABILITIES
Payable for return of collateral on securities loaned	18,788,577
Investment management fees payable	712,095
Payable for Portfolio shares repurchased	680,415
Payable for securities purchased	678,686
Distribution fees payable – Class IB	330,963
Administrative fees payable	166,190
Accrued expenses	174,831

Total liabilities	21,531,757

Commitments and contingent liabilities^
NET ASSETS	$1,647,624,513

Net assets were comprised of:
Paid in capital	$1,052,876,537
Total distributable earnings (loss)	594,747,976

Net assets	$1,647,624,513

Class IB
Net asset value, offering and redemption price per share, $1,637,962,787 / 92,381,625 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.73

Class K
Net asset value, offering and redemption price per share, $9,661,726 / 533,685 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.10

(x)	Includes value of securities on loan of $28,750,525.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends ($225,715 of dividend income received from affiliates) (net of $8,297 foreign withholding tax)	$12,818,657
Interest	1,808,507
Securities lending (net)	87,442

Total income	14,714,606

EXPENSES
Investment management fees	4,180,971
Distribution fees – Class IB	1,939,641
Administrative fees	971,594
Custodian fees	97,866
Professional fees	53,344
Printing and mailing expenses	41,931
Trustees’ fees	24,239
Miscellaneous	23,818

Total expenses	7,333,404

NET INVESTMENT INCOME (LOSS)	7,381,202

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($66,020 realized gain (loss) from affiliates)	163,348,758
Futures contracts	16,358,505

Net realized gain (loss)	179,707,263

Change in unrealized appreciation (depreciation) on:
Investments in securities ($2,550,336 of change in unrealized appreciation (depreciation) from affiliates)	43,427,384
Futures contracts	4,207,214

Net change in unrealized appreciation (depreciation)	47,634,598

NET REALIZED AND UNREALIZED GAIN (LOSS)	227,341,861

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$234,723,063

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,381,202	$17,281,540
Net realized gain (loss)	179,707,263	77,218,023
Net change in unrealized appreciation (depreciation)	47,634,598	(22,990,947)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	234,723,063	71,508,616

Distributions to shareholders:
Class IB	—	(122,710,305)
Class K	—	(718,323)

Total distributions to shareholders	—	(123,428,628)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 473,748 and 1,215,687 shares, respectively ]	7,806,640	18,868,795
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,864,703 shares, respectively ]	—	122,710,305
Capital shares repurchased [ (6,828,637) and (12,229,739) shares, respectively ]	(111,838,401)	(191,536,415)

Total Class IB transactions	(104,031,761)	(49,957,315)

Class K
Capital shares sold [ 12,284 and 23,860 shares, respectively ]	198,694	369,522
Capital shares issued in reinvestment of dividends and distributions [ 0 and 45,158 shares, respectively ]	—	718,323
Capital shares repurchased [ (37,263) and (184,355) shares, respectively ]	(632,039)	(2,930,371)

Total Class K transactions	(433,345)	(1,842,526)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(104,465,106)	(51,799,841)

TOTAL INCREASE (DECREASE) IN NET ASSETS	130,257,957	(103,719,853)
NET ASSETS:
Beginning of period	1,517,366,556	1,621,086,409

End of period	$1,647,624,513	$1,517,366,556

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.28		$15.80	$16.01	$15.07	$18.30	$16.37

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.18	0.21	0.19	0.14	0.10
Net realized and unrealized gain (loss)	2.37		0.62	1.73	1.76	(2.81)	4.30

Total from investment operations	2.45		0.80	1.94	1.95	(2.67)	4.40

Less distributions:
Dividends from net investment income	—		(0.19)	(0.24)	(0.23)	(0.15)	(0.11)
Distributions from net realized gains	—		(1.13)	(1.91)	(0.78)	(0.41)	(2.36)

Total dividends and distributions	—		(1.32)	(2.15)	(1.01)	(0.56)	(2.47)

Net asset value, end of period	$17.73		$15.28	$15.80	$16.01	$15.07	$18.30

Total return (b)(y)	16.03%		4.98%	11.66%	13.19%	(14.58)%	27.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,637,963		$1,508,661	$1,610,242	$1,429,217	$1,397,370	$1,818,559
Ratio of expenses to average net assets (a)(f)	0.94%		0.95%	0.94%	0.95%	0.93%	0.92%
Ratio of net investment income (loss) to average net assets (a)(g)	0.94%		1.13%	1.25%	1.22%	0.84%	0.51%
Portfolio turnover rate^	37	%(z)	41%	42%	28%	28%	23%

Class K	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.58		$16.09	$16.26	$15.29	$18.56	$16.56

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.22	0.26	0.23	0.18	0.15
Net realized and unrealized gain (loss)	2.42		0.63	1.76	1.79	(2.84)	4.36

Total from investment operations	2.52		0.85	2.02	2.02	(2.66)	4.51

Less distributions:
Dividends from net investment income	—		(0.23)	(0.28)	(0.27)	(0.20)	(0.15)
Distributions from net realized gains	—		(1.13)	(1.91)	(0.78)	(0.41)	(2.36)

Total dividends and distributions	—		(1.36)	(2.19)	(1.05)	(0.61)	(2.51)

Net asset value, end of period	$18.10		$15.58	$16.09	$16.26	$15.29	$18.56

Total return (b)(y)	16.17%		5.20%	11.98%	13.45%	(14.38)%	27.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,662		$8,705	$10,845	$11,024	$12,403	$15,848
Ratio of expenses to average net assets (a)(f)	0.69%		0.70%	0.69%	0.70%	0.68%	0.67%
Ratio of net investment income (loss) to average net assets (a)(g)	1.20%		1.38%	1.50%	1.46%	1.10%	0.77%
Portfolio turnover rate^	37	%(z)	41%	42%	28%	28%	23%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (57.6%)
Banco Santander SA,
3.65%, dated 6/30/2026, due 7/1/26, repurchase price $388,539,390, collateralized by various U.S. Government Agency Securities ranging from 0.692%-7.000%, maturing 11/1/27-7/20/75; total market value $409,696,522.	$388,500,000	$388,500,000
Bank of Nova Scotia (The),
3.65%, dated 6/30/2026, due 7/1/26, repurchase price $400,040,556, collateralized by various U.S. Government Agency Securities, 3.000%-5.500, maturing 2/15/29-1/1/56; total market value $408,041,438.	400,000,000	400,000,000
BofA Securities, Inc.,
3.65%, dated 6/30/2026, due 7/1/26, repurchase price $300,030,417, collateralized by various U.S. Government Agency Securities, 0.122%-13.199, maturing 20/11/31-3/20/66; total market value $316,114,073.	300,000,000	300,000,000
BofA Securities, Inc.,
3.65%, dated 6/30/2026, due 7/1/26, repurchase price $120,012,167, collateralized by various U.S. Government Agency Securities, 0.000%, maturing 7/7/26; total market value $122,400,060.	120,000,000	120,000,000
Credit Agricole Corporate and Investment Bank,
3.64%, dated 6/30/2026, due 7/1/26, repurchase price $450,045,500, collateralized by various U.S. Government Treasury Securities, maturing 7/31/26-5/15/55; total market value $ 459,000,000.	450,000,000	450,000,000

Total Repurchase Agreements		1,658,500,000

U.S. Government Agency Securities (15.6%)
FHLB
(SOFR + 0.01%), 3.62%, 7/10/26 (k)	4,800,000	4,800,000
3.51%, 7/17/26 (o)(p)	5,000,000	4,992,222
(SOFR + 0.01%), 3.63%, 8/3/26 (k)	25,000,000	25,000,000
(SOFR + 0.01%), 3.63%, 8/13/26 (k)	9,600,000	9,600,000
(SOFR + 0.02%), 3.63%, 8/18/26 (k)	6,300,000	6,300,000
(SOFR + 0.01%), 3.62%, 8/21/26 (k)	30,000,000	30,000,000
(SOFR + 0.02%), 3.63%, 8/24/26 (k)	16,000,000	16,000,000
(SOFR + 0.02%), 3.63%, 8/28/26 (k)	3,000,000	3,000,000
3.57%, 9/9/26 (o)(p)	9,000,000	8,937,963
3.69%, 9/16/26 (o)(p)	11,000,000	10,913,888
(SOFR + 0.02%), 3.64%, 9/18/26 (k)	5,000,000	5,000,000
(SOFR + 0.02%), 3.63%, 9/28/26 (k)	17,000,000	17,000,000
3.66%, 10/7/26 (o)(p)	8,000,000	7,921,056
(SOFR + 0.02%), 3.64%, 10/8/26 (k)	20,000,000	20,000,000
(SOFR + 0.03%), 3.65%, 10/19/26 (k)	20,000,000	20,000,000
(SOFR + 0.03%), 3.65%, 10/22/26 (k)	7,000,000	7,000,000
(SOFR + 0.02%), 3.64%, 10/29/26 (k)	17,000,000	17,000,000
(SOFR + 0.03%), 3.65%, 11/2/26 (k)	15,000,000	15,000,000
(SOFR + 0.04%), 3.66%, 11/4/26 (k)	4,000,000	4,000,000
(SOFR + 0.03%), 3.65%, 11/5/26 (k)	20,000,000	20,000,000
3.80%, 11/6/26	23,200,000	23,200,000
3.84%, 11/6/26	12,700,000	12,700,000
(SOFR + 0.02%), 3.64%, 11/9/26 (k)	8,000,000	8,000,000
(SOFR + 0.04%), 3.66%, 11/16/26 (k)	5,000,000	5,000,000
(SOFR + 0.03%), 3.65%, 11/24/26 (k)	6,000,000	6,000,000
3.71%, 11/25/26 (o)(p)	6,900,000	6,796,992
(SOFR + 0.03%), 3.65%, 12/1/26 (k)	6,000,000	6,000,000
(SOFR + 0.03%), 3.65%, 12/8/26 (k)	8,000,000	8,000,000
(SOFR + 0.03%), 3.65%, 12/11/26 (k)	7,000,000	7,000,000
(SOFR + 0.04%), 3.66%, 12/14/26 (k)	10,000,000	10,000,000
(SOFR + 0.04%), 3.66%, 12/17/26 (k)	20,000,000	20,000,000
(SOFR + 0.03%), 3.65%, 12/18/26 (k)	4,700,000	4,700,000
(SOFR + 0.03%), 3.65%, 12/22/26 (k)	11,000,000	11,000,000
(SOFR + 0.04%), 3.66%, 12/28/26 (k)	13,000,000	13,000,000
(SOFR + 0.05%), 3.67%, 1/14/27 (k)	5,000,000	5,000,000
(SOFR + 0.04%), 3.66%, 1/19/27 (k)	8,000,000	8,000,000
(SOFR + 0.04%), 3.66%, 1/21/27 (k)	9,000,000	9,000,000
(SOFR + 0.04%), 3.66%, 1/28/27 (k)	7,600,000	7,600,000
(SOFR + 0.05%), 3.67%, 1/29/27 (k)	6,000,000	6,000,000
(SOFR + 0.06%), 3.67%, 3/1/27 (k)	6,000,000	6,000,000

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 0.06%), 3.67%, 3/16/27 (k)	$4,800,000	$4,800,000
(SOFR + 0.06%), 3.67%, 5/27/27 (k)	10,000,000	10,000,000

Total U.S. Government Agency Securities		450,262,121

U.S. Treasury Obligations (26.7%)
U.S. Treasury Bills
3.56%, 7/2/26 (p)	39,100,000	39,096,139
3.76%, 7/9/26 (p)	35,500,000	35,470,392
3.61%, 7/14/26 (p)	48,000,000	47,937,492
3.61%, 7/21/26 (p)	20,000,000	19,960,000
3.53%, 7/23/26 (p)	25,000,000	24,946,222
3.52%, 8/13/26 (p)	7,500,000	7,468,646
3.64%, 8/18/26 (p)	14,000,000	13,932,333
3.63%, 8/25/26 (p)	5,700,000	5,668,563
3.64%, 9/1/26 (p)	30,000,000	29,812,967
3.56%, 9/3/26 (p)	11,000,000	10,930,871
3.63%, 9/8/26 (p)	10,000,000	9,930,904
3.59%, 9/10/26 (p)	20,700,000	20,554,441
3.64%, 9/15/26 (p)	23,000,000	22,824,472
3.60%, 9/17/26 (p)	7,000,000	6,945,855
3.66%, 9/24/26 (p)	14,000,000	13,880,008
3.66%, 9/29/26 (p)	15,000,000	14,863,875
3.64%, 10/1/26 (p)	20,000,000	19,815,744
3.67%, 10/6/26 (p)	13,000,000	12,872,674
3.65%, 10/8/26 (p)	7,500,000	7,425,441
3.71%, 10/13/26 (p)	14,000,000	13,851,771
3.65%, 10/15/26 (p)	16,900,000	16,720,362
3.63%, 10/22/26 (p)	10,000,000	9,887,314
3.82%, 10/27/26 (p)	8,000,000	7,901,142
3.64%, 10/29/26 (p)	13,200,000	13,042,040
3.66%, 11/5/26 (p)	13,000,000	12,834,441
3.67%, 11/12/26 (p)	15,000,000	14,798,163
3.67%, 11/19/26 (p)	13,000,000	12,815,936
3.60%, 11/27/26 (p)	48,500,000	47,788,153
3.73%, 12/3/26 (p)	14,000,000	13,779,082
3.75%, 12/17/26 (p)	10,000,000	9,827,244
3.75%, 12/24/26 (p)	31,700,000	31,129,623
3.46%, 1/21/27 (p)	25,000,000	24,519,750
3.58%, 3/18/27 (p)	8,000,000	7,798,644
3.67%, 4/15/27 (p)	15,000,000	14,572,800
3.78%, 5/13/27 (p)	5,000,000	4,839,806
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.18%), 3.96%, 7/31/26 (k)	15,000,000	15,000,049
4.38%, 7/31/26	1,500,000	1,500,774
3.75%, 8/31/26	5,200,000	5,200,361
3.50%, 9/30/26	13,800,000	13,771,290
4.63%, 10/15/26	1,200,000	1,203,172
1.13%, 10/31/26	7,200,000	7,139,527
4.13%, 10/31/26	3,500,000	3,504,462
4.25%, 11/30/26	15,800,000	15,840,576
1.25%, 12/31/26	8,400,000	8,302,698
4.25%, 12/31/26	17,300,000	17,353,577
4.13%, 1/31/27	4,000,000	4,013,218
1.88%, 2/28/27	3,000,000	2,966,766
4.13%, 2/28/27	3,000,000	3,005,564
3.88%, 3/31/27	17,700,000	17,737,922
3.75%, 4/30/27	4,000,000	3,999,760
2.63%, 5/31/27	7,000,000	6,921,897
3.88%, 5/31/27	17,000,000	17,006,945
4.63%, 6/15/27	5,000,000	5,032,644

Total U.S. Treasury Obligations		769,944,512

Total Investments in Securities (99.9%)
(Amortized Cost $2,878,706,633)		2,878,706,633
Other Assets Less Liabilities (0.1%)		2,077,614

Net Assets (100%)		2,880,784,247

Federal Income Tax Cost of Investments		$2,878,706,633

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2026.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2026.
(p)	Yield to maturity.

Glossary:

FHLB	— Federal Home Loan Bank
SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments
Repurchase Agreements	$—	$1,658,500,000	$—	$1,658,500,000
U.S. Government Agency Securities	—	39,562,121	—	39,562,121
U.S. Treasury Obligations	—	620,443,310	—	620,443,310
U.S. Government Agency Securities
U.S. Government Agency Securities	—	410,700,000	—	410,700,000
U.S. Treasury Obligations
U.S. Treasury Obligations	—	149,501,202	—	149,501,202

Total Assets	$—	$2,878,706,633	$—	$2,878,706,633

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,878,706,633	$—	$2,878,706,633

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value:
Unaffiliated Issuers (Cost $1,220,206,633)	$1,220,206,633
Repurchase Agreements (Cost $1,658,500,000)	1,658,500,000
Cash	1,238,696
Dividends, interest and other receivables	2,685,416
Other assets	31,510

Total assets	2,882,662,255

LIABILITIES
Investment management fees payable	731,865
Distribution fees payable – Class IB	458,218
Administrative fees payable	212,688
Distribution fees payable – Class IA	134,681
Accrued expenses	340,556

Total liabilities	1,878,008

Commitments and contingent liabilities^
NET ASSETS	$2,880,784,247

Net assets were comprised of:
Paid in capital	$2,880,766,903
Total distributable earnings (loss)	17,344

Net assets	$2,880,784,247

Class IA
Net asset value, offering and redemption price per share, $653,913,717 / 653,414,537 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

Class IB
Net asset value, offering and redemption price per share, $2,226,870,530 / 2,226,654,715 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest	$51,312,269

Total income	51,312,269

EXPENSES
Investment management fees	4,299,870
Distribution fees – Class IB	2,651,945
Administrative fees	1,246,138
Distribution fees – Class IA	818,604
Professional fees	65,742
Printing and mailing expenses	64,171
Custodian fees	43,816
Trustees’ fees	41,918
Miscellaneous	27,804

Total expenses	9,260,008

NET INVESTMENT INCOME (LOSS)	42,052,261

REALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	7,752

NET REALIZED AND UNREALIZED GAIN (LOSS)	7,752

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,060,013

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$42,052,261	$96,024,254
Net realized gain (loss)	7,752	10,641

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	42,060,013	96,034,895

Distributions to shareholders:
Class IA	(9,921,297)	(24,254,699)
Class IB	(32,130,964)	(71,782,355)

Total distributions to shareholders	(42,052,261)	(96,037,054)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 250,505,680 and 489,002,356 shares, respectively ]	250,505,680	489,233,264
Capital shares issued in reinvestment of dividends [ 9,921,297 and 24,245,379 shares, respectively ]	9,921,297	24,254,699
Capital shares repurchased [ (268,446,764) and (466,290,165) shares, respectively ]	(268,446,764)	(466,493,773)

Total Class IA transactions	(8,019,787)	46,994,190

Class IB
Capital shares sold [ 15,256,363,622 and 27,966,311,057 shares, respectively ]	15,256,363,623	27,968,062,862
Capital shares issued in reinvestment of dividends [ 32,130,964 and 71,778,186 shares, respectively ]	32,130,964	71,782,355
Capital shares repurchased [ (15,205,978,763) and (27,788,799,682) shares, respectively ]	(15,205,978,763)	(27,790,563,557)

Total Class IB transactions	82,515,824	249,281,660

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	74,496,037	296,275,850

TOTAL INCREASE (DECREASE) IN NET ASSETS	74,503,789	296,273,691
NET ASSETS:
Beginning of period	2,806,280,458	2,510,006,767

End of period	$2,880,784,247	$2,806,280,458

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Class IA		2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.04	0.05	0.04	0.01	—
Net realized and unrealized gain (loss)	— #	— #	— #	—	— #	— #

Total from investment operations	0.02	0.04	0.05	0.04	0.01	— #

Less distributions:
Dividends from net investment income	(0.02)	(0.04)	(0.05)	(0.04)	(0.01)	—
Distributions from net realized gains	— #	— #	— #	—	— #	— #

Total dividends and distributions	(0.02)	(0.04)	(0.05)	(0.04)	(0.01)	— #

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (b)(y)	1.51%	3.66%	4.65%	4.47%	1.11%	0.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$653,914	$661,932	$614,938	$615,877	$435,756	$330,232
Ratio of expenses to average net assets:
After waivers (a)	0.67%	0.67%	0.68%	0.69%	0.52%	0.04%
Before waivers (a)	0.67%	0.67%	0.68%	0.69%	0.69%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	3.03%	3.60%	4.53%	4.42%	1.17%	—%
Before waivers (a)	3.03%	3.60%	4.53%	4.42%	0.99%	(0.65)%

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Class IB		2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.04	0.05	0.04	0.01	—
Net realized and unrealized gain (loss)	— #	— #	— #	—	— #	— #

Total from investment operations	0.02	0.04	0.05	0.04	0.01	— #

Less distributions:
Dividends from net investment income	(0.02)	(0.04)	(0.05)	(0.04)	(0.01)	—
Distributions from net realized gains	— #	— #	— #	—	— #	— #

Total dividends and distributions	(0.02)	(0.04)	(0.05)	(0.04)	(0.01)	— #

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (b)(y)	1.51%	3.66%	4.65%	4.47%	1.11%	0.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,226,871	$2,144,349	$1,895,069	$1,538,070	$1,283,116	$1,183,684
Ratio of expenses to average net assets:
After waivers (a)	0.67%	0.67%	0.68%	0.69%	0.52%	0.04%
Before waivers (a)	0.67%	0.67%	0.68%	0.69%	0.69%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	3.03%	3.60%	4.52%	4.40%	1.14%	—%
Before waivers (a)	3.03%	3.60%	4.52%	4.40%	0.97%	(0.65)%
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.

See Notes to Financial Statements.

1089

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.2%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	1,737	$178,807
Bandwidth, Inc., Class A*	4,349	275,292
Cogent Communications Holdings, Inc.	7,443	103,309
IDT Corp., Class B	1,912	111,202
Liberty Latin America Ltd., Class A*	5,908	46,319
Liberty Latin America Ltd., Class C*	11,483	89,452
Uniti Group, Inc.	17,320	198,660

		1,003,041

Entertainment (0.6%)
Atlanta Braves Holdings, Inc., Class A (x)*	935	52,650
Atlanta Braves Holdings, Inc., Class C*	7,399	384,008
Cinemark Holdings, Inc.	15,701	498,193
CuriosityStream, Inc.	4,753	12,643
IMAX Corp.*	6,775	270,051
Lionsgate Studios Corp.*	29,270	448,124
Madison Square Garden Entertainment Corp., Class A*	5,865	474,420
Marcus Corp. (The)	2,069	48,539
Playtika Holding Corp.	2,182	8,117
Starz Entertainment Corp.*	283	8,167
Stubhub Holdings, Inc., Class A*	32,753	421,531

		2,626,443

Interactive Media & Services (0.2%)
Arena Group Holdings, Inc. (The)*	317	263
Cargurus, Inc., Class A*	11,030	376,013
fuboTV, Inc., Class A (x)*	530	4,876
Grindr, Inc.*	3,846	55,267
MediaAlpha, Inc., Class A*	4,135	51,977
QuinStreet, Inc.*	7,790	114,124
RUM Group, Inc. (x)*	17,066	108,198
TripAdvisor, Inc.*	9,135	125,241
Yelp, Inc., Class A*	3,179	77,949

		913,908

Media (0.2%)
DoubleVerify Holdings, Inc.*	16,947	183,705
Emerald Holding, Inc. (x)	2,156	10,866
Entravision Communications Corp., Class A	9,671	126,110
Ibotta, Inc., Class A (x)*	1,037	35,424
John Wiley & Sons, Inc., Class A	2,489	120,741
Magnite, Inc.*	12,318	233,796
MNTN, Inc., Class A*	7,077	65,108
Newsmax, Inc., Class B (x)*	7,281	60,287
Optimum Communications, Inc., Class A*	6,235	9,041
Scholastic Corp.(x)	169	7,774
Stagwell, Inc., Class A*	884	6,568
USA TODAY Co., Inc. (x)*	20,653	176,583

		1,036,003

Wireless Telecommunication Services (0.0%)†
Gogo, Inc.*	12,117	37,563
KORE Group Holdings, Inc.*	788	7,273

		44,836

Total Communication Services		5,624,231

Consumer Discretionary (7.7%)
Automobile Components (0.3%)
Dana, Inc.	16,320	444,067
Dorman Products, Inc.*	1,063	145,046
LCI Industries	335	35,470
Patrick Industries, Inc.	1,986	178,303
Phinia, Inc.	3,062	252,217
Solid Power, Inc.*	18,954	49,091
XPEL, Inc. (m)*	3,735	185,256

		1,289,450

Automobiles (0.0%)†
Lucid Group, Inc., Class A*	19,298	129,104

Broadline Retail (0.0%)†
Pattern Group, Inc., Class A*	4,963	125,018
Savers Value Village, Inc. (x)*	5,643	56,938

		181,956

Distributors (0.0%)†
GigaCloud Technology, Inc., Class A*	3,861	122,008
Gold.com, Inc.	674	28,045

		150,053

Diversified Consumer Services (1.1%)
American Public Education, Inc.*	2,602	139,727
Bright Horizons Family Solutions, Inc.*	17,294	1,225,799
Carriage Services, Inc., Class A	1,750	67,095
Coursera, Inc.*	3,770	21,263
Covista, Inc.*	5,079	633,148
Driven Brands Holdings, Inc. (x)*	9,199	128,234
Frontdoor, Inc.*	10,572	820,282
Laureate Education, Inc.*	18,115	657,937
Lincoln Educational Services Corp.*	4,446	221,855
McGraw Hill, Inc.*	3,737	35,389
OneSpaWorld Holdings Ltd.	13,447	379,743
Phoenix Education Partners, Inc. (x)	785	25,787
Stride, Inc.*	4,199	362,122
Universal Technical Institute, Inc.*	7,072	302,470

		5,020,851

Hotels, Restaurants & Leisure (2.5%)
Accel Entertainment, Inc., Class A*	7,563	95,369
Bally’s Corp. (x)*	165	2,262
BJ’s Restaurants, Inc.*	2,020	122,685
Black Rock Coffee Bar, Inc., Class A*	360,578	2,989,192
Brightstar Lottery plc	3,690	39,557
Brinker International, Inc.*	6,408	1,076,544
Cheesecake Factory, Inc. (The) (x)	41,561	3,305,762
Dave & Buster’s Entertainment, Inc.*	4,208	47,971
Dine Brands Global, Inc. (x)	139	4,990
Genius Sports Ltd.*	8,070	48,904
Global Business Travel Group I*	1,203	11,296
Hilton Grand Vacations, Inc.*	8,449	442,474
Inspired Entertainment, Inc.*	3,536	29,172
Jack in the Box, Inc.*	228	3,605
Kura Sushi USA, Inc., Class A*	1,049	60,380
Life Time Group Holdings, Inc.*	1,341	54,766

See Notes to Financial Statements.

1090

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Lindblad Expeditions Holdings, Inc.(x)*	7,403	$209,061
Monarch Casino & Resort, Inc.	1,795	236,240
Nathan’s Famous, Inc.	202	20,523
Navan, Inc., Class A (x)*	14,969	342,341
Papa John’s International, Inc. (x)	462	16,988
Pursuit Attractions and Hospitality, Inc.*	240	13,433
Red Rock Resorts, Inc., Class A	7,101	461,991
Rush Street Interactive, Inc.*	15,088	448,717
Sabre Corp.*	15,346	32,073
Serve Robotics, Inc. (x)*	3,269	21,510
Shake Shack, Inc., Class A*	13,511	756,886
Six Flags Entertainment Corp. (x)*	14,322	305,059
Super Group SGHC Ltd. (x)	24,140	327,097
Sweetgreen, Inc., Class A*	9,757	85,959
Target Hospitality Corp.*	4,595	93,554
United Parks & Resorts, Inc. (x)*	2,862	136,632
Wendy’s Co. (The) (x)	23,155	191,955
Xponential Fitness, Inc., Class A (x)*	5,441	37,652

		12,072,600

Household Durables (0.7%)
Cavco Industries, Inc.*	1,160	712,681
Champion Homes, Inc.*	3,554	313,179
GoPro, Inc., Class A*	17,706	13,775
Installed Building Products, Inc.	3,517	808,347
Lovesac Co. (The) (x)*	1,444	24,100
Sonos, Inc.*	16,673	225,586
Victoria plc (x)*	1,139,746	967,299
XMAX, Inc. (x)*	8,331	75,729

		3,140,696

Leisure Products (0.3%)
Acushnet Holdings Corp.	4,133	489,884
MasterCraft Boat Holdings, Inc.*	158	4,080
Peloton Interactive, Inc., Class A*	23,674	139,913
Polaris, Inc.	8,083	553,201

		1,187,078

Specialty Retail (2.4%)
Abercrombie & Fitch Co., Class A*	6,578	592,086
Arhaus, Inc., Class A	6,905	58,140
Arko Corp.	11,086	89,021
ARKO Petroleum Corp., Class A	1,771	33,383
Bob’s Discount Furniture, Inc.*	1,989	31,466
Boot Barn Holdings, Inc.*	4,581	752,521
Buckle, Inc. (The)	4,774	201,463
Build-A-Bear Workshop, Inc. (x)	1,830	56,016
Camping World Holdings, Inc., Class A	4,783	36,494
Chewy, Inc., Class A*	297,919	5,854,108
Citi Trends, Inc.*	697	40,315
Envela Corp.*	1,074	31,017
EVgo, Inc., Class A (x)*	20,442	39,044
Floor & Decor Holdings, Inc., Class A*	22,502	1,335,719
National Vision Holdings, Inc.*	1,682	31,975
RealReal, Inc. (The)*	4,654	54,871
Revolve Group, Inc., Class A*	6,391	146,290
RH*	2,310	380,526
Sonic Automotive, Inc., Class A	604	51,213
Stitch Fix, Inc., Class A*	1,274	5,236
ThredUp, Inc., Class A*	15,873	108,730
Urban Outfitters, Inc.*	3,254	230,579
Victoria’s Secret & Co.*	10,398	868,025
Warby Parker, Inc., Class A*	15,236	462,260

		11,490,498

Textiles, Apparel & Luxury Goods (0.4%)
Capri Holdings Ltd.*	17,542	325,755
Ermenegildo Zegna NV (x)	6,882	89,604
Figs, Inc., Class A*	13,702	140,171
Kontoor Brands, Inc.	8,187	682,304
Oxford Industries, Inc.	380	13,251
Playboy, Inc.*	7,233	8,824
Steven Madden Ltd.	10,777	453,712
Wolverine World Wide, Inc.	9,563	158,076

		1,871,697

Total Consumer Discretionary		36,533,983

Consumer Staples (3.7%)
Beverages (1.8%)
Boston Beer Co., Inc. (The), Class A*	807	142,863
Celsius Holdings, Inc. (x)*	270,176	7,910,753
National Beverage Corp.*	3,253	101,494
Vita Coco Co., Inc. (The)*	7,240	478,854

		8,633,964

Consumer Staples Distribution & Retail (0.3%)
Andersons, Inc. (The)	1,079	73,803
Chefs’ Warehouse, Inc. (The)*	5,498	528,358
Natural Grocers by Vitamin Cottage, Inc.	740	22,955
PriceSmart, Inc.	3,899	761,631
United Natural Foods, Inc.*	1,105	50,465
Yesway, Inc., Class A (x)*	350	7,105

		1,444,317

Food Products (0.1%)
Alico, Inc.	257	10,632
BRC, Inc., Class A*	1,980	2,198
Forafric Global plc*	520	5,242
John B Sanfilippo & Son, Inc.	54	4,643
Lifeway Foods, Inc. (x)*	854	25,483
Mama’s Creations, Inc.*	5,719	102,084
Marzetti Co. (The)	2,653	302,867
Westrock Coffee Co. (x)*	5,330	43,226

		496,375

Household Products (0.2%)
Energizer Holdings, Inc.	7,456	159,857
Oil-Dri Corp. of America	1,274	130,215
WD-40 Co.	2,034	495,564

		785,636

Personal Care Products (1.2%)
FitLife Brands, Inc. (x)*	83	914
Herbalife Ltd.*	760	9,994
Interparfums, Inc.	2,743	306,832
Nature’s Sunshine Products, Inc.*	676	14,737
Niagen Bioscience, Inc.*	8,738	27,874
Oddity Tech Ltd., Class A (x)*	359,504	5,439,296

		5,799,647

See Notes to Financial Statements.

1091

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Tobacco (0.1%)
Ispire Technology, Inc.*	175	$196
Turning Point Brands, Inc.	2,552	216,435

		216,631

Total Consumer Staples		17,376,570

Energy (3.1%)
Energy Equipment & Services (1.8%)
Archrock, Inc.	25,807	1,050,603
Borr Drilling Ltd. (x)*	27,601	113,992
Cactus, Inc., Class A	10,388	532,177
Energy Services of America Corp.	2,094	40,498
Flowco Holdings, Inc., Class A	5,487	117,093
Forum Energy Technologies, Inc.*	675	33,905
Helix Energy Solutions Group, Inc.*	5,219	45,614
Helmerich & Payne, Inc.	4,530	148,312
Innovex International, Inc.*	1,140	28,272
Kodiak Gas Services, Inc.	14,913	1,120,414
Liberty Energy, Inc., Class A	21,548	564,342
National Energy Services Reunited Corp.*	9,041	270,597
Natural Gas Services Group, Inc.	1,481	63,890
Noble Corp. plc	17,696	660,061
Oceaneering International, Inc.*	13,553	549,168
ProPetro Holding Corp.*	14,629	209,780
Select Water Solutions, Inc., Class A	16,750	334,665
Solaris Energy Infrastructure, Inc., Class A	7,874	633,542
TETRA Technologies, Inc.*	18,971	214,941
Tidewater, Inc.*	7,382	491,863
Valaris Ltd.*	1,483	107,666
WaterBridge Infrastructure LLC, Class A (x)	39,300	1,346,811

		8,678,206

Oil, Gas & Consumable Fuels (1.3%)
BKV Corp.*	3,648	99,809
Calumet, Inc.*	38,118	1,373,010
Centrus Energy Corp., Class A (x)*	2,252	378,043
Comstock Resources, Inc.*	935	13,950
Core Natural Resources, Inc.	2,819	225,576
CVR Energy, Inc.	4,506	124,095
Delek US Holdings, Inc.	8,997	457,138
DHT Holdings, Inc.	16,950	280,183
Dorian LPG Ltd.	2,136	74,290
Energy Fuels, Inc. (x)*	37,023	536,833
Evolution Petroleum Corp. (x)	4,531	16,674
Excelerate Energy, Inc., Class A	212	8,054
FLEX LNG Ltd. (x)	250	7,015
Gevo, Inc.*	6,968	10,452
Granite Ridge Resources, Inc.	5,033	22,196
Gulfport Energy Corp.*	1,826	309,872
Infinity Natural Resources, Inc., Class A (x)*	2,534	32,182
Kinetik Holdings, Inc., Class A	676	32,678
Kosmos Energy Ltd.*	4,636	9,782
Lightbridge Corp. (x)*	1,248	10,970
Magnolia Oil & Gas Corp., Class A	27,362	699,920
NextDecade Corp.*	4,714	35,544
OPAL Fuels, Inc., Class A (x)*	2,804	6,169
Par Pacific Holdings, Inc.*	2,275	127,582
REX American Resources Corp.*	3,720	167,958
Riley Exploration Permian, Inc.	312	10,284
Sable Offshore Corp. (x)*	19,272	59,358
SFL Corp. Ltd.	16,608	169,402
SM Energy Co.	1,944	50,738
Uranium Energy Corp. (x)*	72,805	776,101
Ur-Energy, Inc.*	57,461	78,147
VAALCO Energy, Inc.	2,595	13,183
World Kinect Corp.	1,015	33,434

		6,250,622

Total Energy		14,928,828

Financials (6.2%)
Banks (1.1%)
Amalgamated Financial Corp.	405	18,589
Axos Financial, Inc.*	959	93,397
Banc of California, Inc.	1,149	23,474
BancFirst Corp.	63	7,001
Bancorp, Inc. (The)*	5,779	361,997
Bank First Corp.	295	43,763
Bank of Hawaii Corp.	4,123	335,983
Bank of NT Butterfield & Son Ltd. (The)	1,295	77,053
Bank7 Corp.	12	587
Bankwell Financial Group, Inc.	178	10,457
Beacon Financial Corp.	1,095	33,343
Bridgewater Bancshares, Inc.*	1,769	37,220
Carter Bankshares, Inc.	668	22,719
Chemung Financial Corp.	97	7,234
Citizens Financial Services, Inc.	54	3,912
City Holding Co.	1,473	195,379
Coastal Financial Corp.*	2,021	156,648
Columbia Financial, Inc.*	331	7,024
Community Bancorp (x)	181	7,077
Community Financial System, Inc.	1,620	108,734
Community West Bancshares	962	25,839
ConnectOne Bancorp, Inc.	2,229	74,538
Customers Bancorp, Inc.*	292	23,097
Dime Commercial Bancshares, Inc.	1,155	46,951
Equity Bancshares, Inc., Class A	593	29,051
Esquire Financial Holdings, Inc. (x)	1,153	137,334
Finwise Bancorp (x)*	831	12,049
First Bancorp	2,025	52,792
First Business Financial Services, Inc.	178	11,244
First Financial Bankshares, Inc.	9,874	341,640
Five Star Bancorp	1,820	88,616
GBank Financial Holdings, Inc. (x)*	1,473	44,647
Glacier Bancorp, Inc.	4,298	221,691
Hingham Institution For Savings (The) (x)	18	5,529
International Bancshares Corp.	618	46,937
Lakeland Financial Corp.	2,282	140,845
Live Oak Bancshares, Inc.	2,714	110,840
Metrocity Bankshares, Inc.	2,249	80,717
Metropolitan Bank Holding Corp.	439	43,356
Nicolet Bankshares, Inc. (x)	495	81,868
Northeast Bank	781	103,506
Northfield Bancorp, Inc.	869	12,800
Northrim Bancorp, Inc.	397	11,013
OceanFirst Financial Corp.	2,671	52,165
Old National Bancorp	6,605	171,070

See Notes to Financial Statements.

1092

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Old Second Bancorp, Inc.	720	$16,790
Orange County Bancorp, Inc.	505	18,574
Origin Bancorp, Inc.	300	15,345
Pathward Financial, Inc.	2,277	198,236
Patriot National Bancorp, Inc.*	655	627
PCB Bancorp	307	8,710
Peapack-Gladstone Financial Corp.	1,153	54,571
Peoples Financial Services Corp.	213	14,137
Primis Financial Corp.	1,478	24,195
Princeton Bancorp, Inc.	192	7,286
Richmond Mutual Bancorp, Inc.	475	7,543
ServisFirst Bancshares, Inc.	7,399	641,863
SmartFinancial, Inc.	562	26,369
Southern Missouri Bancorp, Inc.	228	17,376
Southside Bancshares, Inc.	453	15,941
Stock Yards Bancorp, Inc.	480	36,706
Texas Capital Bancshares, Inc.	667	68,874
Triumph Financial, Inc.*	1,749	133,466
UMB Financial Corp.	957	136,621
Unity Bancorp, Inc.	633	37,151
USCB Financial Holdings, Inc.	831	17,002
Valley National Bancorp	19,688	288,429
West Bancorp, Inc.	414	10,983

		5,318,521

Capital Markets (1.9%)
Acadian Asset Management, Inc.	4,190	299,669
AlTi Global, Inc.*	2,785	10,054
Artisan Partners Asset Management, Inc., Class A	5,888	203,313
Bakkt, Inc., Class A (x)*	1,119	8,739
BGC Group, Inc., Class A	55,931	597,902
Chaince Digital Holdings, Inc. (x)*	9,423	41,178
Cohen & Steers, Inc.	4,013	305,550
Donnelley Financial Solutions, Inc.*	2,901	121,697
GCM Grosvenor, Inc., Class A	8,457	104,021
Gemini Space Station, Inc., Class A (x)*	217,719	927,483
Marex Group plc	6,814	415,313
Miami International Holdings, Inc.*	11,301	419,945
Moelis & Co., Class A	9,732	636,667
Open Lending Corp.*	5,150	16,016
Patria Investments Ltd., Class A	10,288	112,962
Perella Weinberg Partners, Class A	10,286	164,165
Piper Sandler Cos.	10,508	760,149
PJT Partners, Inc., Class A	2,038	307,616
Ridgepost Capital, Inc., Class A	9,360	73,663
StepStone Group, Inc., Class A	652	26,967
StoneX Group, Inc.*	10,758	1,274,823
Twenty One Capital, Inc., Class A (x)*	236,793	1,172,125
Value Line, Inc.	129	5,222
Victory Capital Holdings, Inc., Class A	1,982	166,607
Wealthfront Corp.*	4,262	38,102
Webull Corp.*	45,926	299,438
WisdomTree, Inc. (x)	20,155	341,426

		8,850,812

Consumer Finance (0.8%)
Atlanticus Holdings Corp.*	778	79,551
Dave, Inc. (x)*	1,515	564,474
Enova International, Inc.*	3,606	868,072
FirstCash Holdings, Inc.	6,100	1,319,552
Happen, Inc.*	4,152	86,113
Jefferson Capital, Inc.	2,320	45,170
LendingTree, Inc.*	644	28,523
NerdWallet, Inc., Class A*	5,313	49,145
OppFi, Inc. (x)*	4,010	39,819
PROG Holdings, Inc.	2,695	125,614
Regional Management Corp.	259	10,671
Upstart Holdings, Inc. (x)*	12,568	445,284

		3,661,988

Financial Services (1.7%)
Better Home & Finance Holding Co. (x)*	1,232	33,880
Bladex, Inc.	556	34,177
Burford Capital Ltd. (x)	21,289	87,285
Cass Information Systems, Inc.	1,748	89,707
Compass Diversified Holdings*	4,711	50,219
Dlocal Ltd., Class A	13,360	173,613
Evertec, Inc.	9,246	256,854
Federal Agricultural Mortgage Corp., Class C	153	30,488
Flywire Corp.*	16,472	289,413
FNMA*	746,927	4,862,495
International Money Express, Inc.*	3,812	55,084
Marqeta, Inc., Class A*	51,378	208,595
Merchants Bancorp	1,353	67,650
NCR Atleos Corp.*	10,923	474,168
Paymentus Holdings, Inc., Class A*	8,737	211,086
Payoneer Global, Inc.*	39,199	279,097
Paysign, Inc.*	6,865	56,224
Priority Technology Holdings, Inc. (x)*	5,251	35,024
Remitly Global, Inc.*	22,825	511,508
Sezzle, Inc. (x)*	2,421	415,516
StoneCo Ltd., Class A	4,265	46,233

		8,268,316

Insurance (0.7%)
Abacus Global Management, Inc. (x)	3,329	35,654
Accelerant Holdings, Class A*	8,536	100,042
Baldwin Insurance Group, Inc. (The), Class A*	14,465	384,480
Crawford & Co., Class A	2,247	25,324
Exzeo Group, Inc.*	1,338	22,572
F&G Annuities & Life, Inc.(x)	161	4,281
Goosehead Insurance, Inc., Class A*	366	17,751
Kestrel Group Ltd.*	51	459
Kingsway Corp.*	3,548	36,970
Lemonade, Inc.*	10,600	689,530
Mercury General Corp.	407	43,394
Neptune Insurance Holdings, Inc., Class A*	1,939	61,078
Oscar Health, Inc., Class A*	35,579	1,014,713
Palomar Holdings, Inc.*	3,957	500,125
Pelagos Insurance Capital Ltd.	3,563	86,759
Root, Inc., Class A*	1,949	108,988
Skyward Specialty Insurance Group, Inc.*	4,102	239,352
Trupanion, Inc.*	5,014	124,197

		3,495,669

Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
Angel Oak Mortgage REIT, Inc. (REIT) (x)	1,420	12,894

See Notes to Financial Statements.

1093

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
MFA Financial, Inc. (REIT)	3,510	$34,012
PennyMac Mortgage Investment Trust (REIT)	2,480	27,974

		74,880

Total Financials		29,670,186

Health Care (33.5%)
Biotechnology (17.7%)
Absci Corp.*	16,740	194,017
ACADIA Pharmaceuticals, Inc.*	19,053	482,041
Achieve Life Sciences, Inc.*	11,732	76,610
Actuate Therapeutics, Inc. (x)*	64	98
ADC Therapeutics SA*	3,524	3,771
ADMA Biologics, Inc.*	33,959	284,237
Agios Pharmaceuticals, Inc.*	521	19,334
Akebia Therapeutics, Inc. (x)*	34,230	39,022
Aktis Oncology, Inc. (x)*	2,210	71,228
Alector, Inc.*	12,826	25,780
Alkermes plc*	19,755	1,035,063
ALX Oncology Holdings, Inc.*	16,082	33,290
AnaptysBio, Inc.*	2,982	201,285
Anavex Life Sciences Corp. (x)*	2,431	6,296
Annexon, Inc.*	23,443	133,860
Apogee Therapeutics, Inc.*	6,648	882,389
Arbutus Biopharma Corp.*	1,299,763	6,238,862
Arcus Biosciences, Inc.*	10,316	318,042
Arcutis Biotherapeutics, Inc.*	16,850	441,807
Ardelyx, Inc.*	35,731	182,228
Armata Pharmaceuticals, Inc.*	1,703	11,035
ArriVent Biopharma, Inc. (x)*	5,531	192,147
ARS Pharmaceuticals, Inc. (x)*	9,304	74,525
Atrium Therapeutics, Inc.*	1,507	20,269
Aura Biosciences, Inc.*	6,291	44,666
Aurinia Pharmaceuticals, Inc.*	17,619	298,994
Avalo Therapeutics, Inc.*	3,179	58,748
Beam Therapeutics, Inc.*	51,812	1,778,188
Bicara Therapeutics, Inc.*	5,564	165,195
BioCryst Pharmaceuticals, Inc.*	34,350	343,500
Biohaven Ltd.*	19,646	292,332
Bright Minds Biosciences, Inc. (x)*	1,121	78,694
Cabaletta Bio, Inc.*	8,596	26,734
CAMP4 Therapeutics Corp.*	4,215	18,420
Candel Therapeutics, Inc. (x)*	8,946	92,144
Capricor Therapeutics, Inc. (x)*	7,894	190,088
CareDx, Inc.*	7,481	213,209
Catalyst Pharmaceuticals, Inc.*	17,375	546,096
Celcuity, Inc. (x)*	5,665	592,672
Celldex Therapeutics, Inc.*	9,560	355,728
CG oncology, Inc.*	10,864	771,887
Climb Bio, Inc.*	2,339	30,501
Cogent Biosciences, Inc.*	24,560	950,472
Coherus Oncology, Inc. (x)*	4,547	6,366
Corvus Pharmaceuticals, Inc.*	10,249	153,120
Crescent Biopharma, Inc.*	3,209	57,762
CRISPR Therapeutics AG*	1,858	101,335
Cytokinetics, Inc.*	2,057	175,236
CytomX Therapeutics, Inc.*	14,619	54,821
Damora Therapeutics, Inc.*	5,553	144,434
Denali Therapeutics, Inc.*	1,283	32,999
Design Therapeutics, Inc.*	4,645	67,213
DiaMedica Therapeutics, Inc.*	5,538	38,988
Dianthus Therapeutics, Inc.*	7,150	696,982
Disc Medicine, Inc.*	4,153	303,750
Dyne Therapeutics, Inc.*	6,834	151,783
Editas Medicine, Inc.*	13,394	43,397
Eikon Therapeutics, Inc.*	2,216	28,919
Eledon Pharmaceuticals, Inc.*	11,592	45,672
Elicio Therapeutics, Inc.*	1,822	7,124
Enanta Pharmaceuticals, Inc.*	2,003	29,204
Erasca, Inc.*	27,952	512,081
Evommune, Inc.*	1,918	25,490
Fennec Pharmaceuticals, Inc.*	4,403	47,332
First Tracks Biotherapeutics, Inc.*	2,473	49,757
Foghorn Therapeutics, Inc.*	5,422	26,459
Forte Biosciences, Inc.*	2,894	61,498
Galectin Therapeutics, Inc.*	4,864	22,569
Generate Biomedicines, Inc.*	2,546	42,951
Geron Corp.*	84,338	107,953
GRAIL, Inc.*	122,618	8,371,131
Greenwich Lifesciences, Inc. (x)*	902	21,161
Gyre Therapeutics, Inc. (x)*	1,298	8,554
Heron Therapeutics, Inc.*	20,025	8,547
Ideaya Biosciences, Inc.*	1,268	47,258
Immix Biopharma, Inc. (x)*	6,235	64,283
ImmunityBio, Inc. (x)*	56,822	497,477
Immunome, Inc.*	15,479	328,000
Immunovant, Inc.*	210,984	8,129,214
Inhibrx Biosciences, Inc.*	1,181	111,900
Ironwood Pharmaceuticals, Inc., Class A*	23,220	97,756
Jade Biosciences, Inc.*	4,926	109,456
Kailera Therapeutics, Inc.*	4,824	106,273
Kiniksa Pharmaceuticals International plc, Class A*	6,268	400,839
Kodiak Sciences, Inc.*	5,941	231,461
Korro Bio, Inc.*	425	5,601
Krystal Biotech, Inc.*	3,856	1,433,160
Kura Oncology, Inc.*	12,894	141,447
Kymera Therapeutics, Inc.*	7,624	874,244
Kyverna Therapeutics, Inc.*	841	7,493
Larimar Therapeutics, Inc.*	10,044	30,634
Lineage Cell Therapeutics, Inc.*	27,439	35,945
MacroGenics, Inc.*	8,203	37,898
MannKind Corp.*	44,651	190,213
MapLight Therapeutics, Inc. (x)*	1,282	45,947
MeiraGTx Holdings plc*	7,146	96,542
Mineralys Therapeutics, Inc.*	8,680	234,186
Minerva Neurosciences, Inc.*	3,445	19,120
Mirum Pharmaceuticals, Inc. (x)*	7,004	819,958
Monopar Therapeutics, Inc.*	177	16,388
Monte Rosa Therapeutics, Inc.*	11,192	270,846
Newamsterdam Pharma Co. NV*	31,311	1,061,130
Nurix Therapeutics, Inc.*	10,811	262,275
Nuvalent, Inc., Class A*	7,921	978,244
Nuvectis Pharma, Inc. (x)*	2,577	47,391
Ocugen, Inc.*	35,210	53,871
Olema Pharmaceuticals, Inc.*	2,017	25,233
Opus Genetics, Inc.*	8,183	33,632
ORIC Pharmaceuticals, Inc.*	3,467	37,548
Oruka Therapeutics, Inc. (x)*	7,610	724,244
Ovid therapeutics, Inc.*	2,901	7,804
Palisade Bio, Inc.*	3,882	8,113

See Notes to Financial Statements.

1094

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Palvella Therapeutics, Inc. (x)*	1,604	$245,123
Praxis Precision Medicines, Inc.*	3,796	1,270,863
Precigen, Inc.*	27,832	158,642
Prelude Therapeutics, Inc.*	4,156	22,151
Prime Medicine, Inc. (x)*	12,348	45,564
ProKidney Corp., Class A (x)*	212,719	433,947
Protagonist Therapeutics, Inc.*	9,073	1,112,168
Protalix BioTherapeutics, Inc.*	12,179	28,377
Prothena Corp. plc*	4,003	39,189
PTC Therapeutics, Inc.*	10,451	852,488
Puma Biotechnology, Inc.*	1,024	8,305
Recursion Pharmaceuticals, Inc., Class A (x)*	56,229	206,360
REGENXBIO, Inc.*	6,047	72,443
Relay Therapeutics, Inc.*	19,224	359,681
Rezolute, Inc.*	1,722	8,954
Rhythm Pharmaceuticals, Inc.*	8,134	903,118
Roivant Sciences Ltd.*	111,199	3,935,333
Sagimet Biosciences, Inc., Class A*	6,911	53,422
Sana Biotechnology, Inc. (x)*	27,634	96,443
Sarepta Therapeutics, Inc.*	1,090	19,587
Savara, Inc.*	23,123	142,438
Scholar Rock Holding Corp.*	15,509	852,995
SELLAS Life Sciences Group, Inc. (x)*	27,751	409,605
Shattuck Labs, Inc.*	8,012	55,603
Sionna Therapeutics, Inc. (x)*	2,791	122,776
Solid Biosciences, Inc.*	5,770	57,642
Spruce Biosciences, Inc.*	140	7,560
Spyre Therapeutics, Inc.*	10,967	973,650
Stoke Therapeutics, Inc.*	8,090	264,705
Surrozen, Inc.*	1,015	26,339
Sutro Biopharma, Inc.*	337	11,188
Syndax Pharmaceuticals, Inc.*	13,085	286,038
Tango Therapeutics, Inc.*	20,554	642,518
Taysha Gene Therapies, Inc.*	35,061	238,765
Tectonic Therapeutic, Inc. (x)*	309	10,622
TG Therapeutics, Inc.*	21,478	1,180,001
Travere Therapeutics, Inc.*	13,170	748,188
TriSalus Life Sciences, Inc. (x)*	7,188	32,705
Twist Bioscience Corp.*	9,148	941,146
Tyra Biosciences, Inc.*	5,330	170,240
Ultragenyx Pharmaceutical, Inc.*	6,580	219,706
Unicycive Therapeutics, Inc.*	3,259	15,285
uniQure NV*	45,873	2,112,910
UroGen Pharma Ltd.*	5,347	196,770
Vaxcyte, Inc.*	21,537	1,251,946
Vera Therapeutics, Inc., Class A*	9,408	403,697
Veracyte, Inc.*	9,294	545,837
Verastem, Inc.*	12,084	46,161
Vericel Corp.*	7,606	338,391
Viridian Therapeutics, Inc.*	1,480	27,188
Vor BioPharma, Inc. (x)*	4,050	74,561
X4 Pharmaceuticals, Inc.*	1,817,124	8,485,969
Xenon Pharmaceuticals, Inc.*	14,468	873,288
XOMA Royalty Corp. (x)*	116,297	4,942,623
Z Squared, Inc. (x)*	6,663	70,495
Zenas Biopharma, Inc. (x)*	4,317	109,565
Zura Bio Ltd., Class A*	8,882	52,404
Zymeworks, Inc.*	6,798	177,700

		83,874,494

Health Care Equipment & Supplies (2.1%)
Accuray, Inc.*	2,087	538
Alphatec Holdings, Inc.*	17,911	154,930
AngioDynamics, Inc.*	1,420	18,474
Artivion, Inc.*	6,590	148,077
AtriCure, Inc.*	7,290	203,974
Axogen, Inc.*	7,744	357,695
Bioventus, Inc., Class A (x)*	7,301	68,922
Butterfly Network, Inc., Class A*	30,920	260,346
CapsoVision, Inc. (x)*	5,129	38,878
Carlsmed, Inc.*	613	6,363
Ceribell, Inc.*	4,192	81,534
Cerus Corp.*	29,976	87,530
ClearPoint Neuro, Inc. (x)*	4,277	76,302
CVRx, Inc. (x)*	1,860	9,560
Delcath Systems, Inc.*	756	9,518
Electromed, Inc.*	1,031	43,611
Establishment Labs Holdings, Inc.*	3,994	342,725
Glaukos Corp.*	8,503	1,188,379
Haemonetics Corp.*	6,569	492,675
Hyperfine, Inc., Class A*	11,698	15,792
Inspire Medical Systems, Inc.*	3,631	161,979
iRadimed Corp.	1,230	117,539
IRhythm Holdings, Inc.*	4,879	580,357
Kestra Medical Technologies Ltd. (x)*	4,061	103,312
KORU Medical Systems, Inc.*	7,134	29,963
Lantheus Holdings, Inc.*	9,634	1,068,796
LeMaitre Vascular, Inc.	3,231	310,047
LENSAR, Inc.*	59	337
LivaNova plc*	1,709	140,531
Lucid Diagnostics, Inc. (x)*	22,163	23,715
Merit Medical Systems, Inc.*	548	37,998
NeuroPace, Inc.*	3,999	63,544
Novocure Ltd.*	14,538	220,251
Orchestra BioMed Holdings, Inc.*	6,056	26,132
OrthoPediatrics Corp. (x)*	643	12,301
Procept Biorobotics Corp.*	8,167	184,411
Pro-Dex, Inc.*	338	19,790
Pulse Biosciences, Inc. (x)*	2,801	77,672
Sanara Medtech, Inc.*	353	8,327
Senseonics Holdings, Inc.*	5,917	33,609
SI-BONE, Inc.*	6,659	108,675
Sight Sciences, Inc.*	5,993	32,482
STAAR Surgical Co.*	4,361	125,117
Stereotaxis, Inc. (x)*	7,720	13,278
Strive, Inc., Class A (x)*	192,523	2,100,426
Tactile Systems Technology, Inc.*	2,888	86,005
Tandem Diabetes Care, Inc.*	10,101	152,424
TransMedics Group, Inc.*	5,058	335,952
UFP Technologies, Inc.*	1,127	298,802

		10,079,595

Health Care Providers & Services (8.5%)
agilon health, Inc.*	188,357	20,188,103
AirSculpt Technologies, Inc. (x)*	2,808	12,636
Alignment Healthcare, Inc.*	26,014	619,393
Astrana Health, Inc.*	6,728	312,247
Aveanna Healthcare Holdings, Inc.*	9,513	81,526
BrightSpring Health Services, Inc. (x)*	24,073	1,678,851
Clover Health Investments Corp., Class A*	63,192	331,126

See Notes to Financial Statements.

1095

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Concentra Group Holdings Parent, Inc.	17,538	$521,756
CorVel Corp.*	4,368	273,087
GeneDx Holdings Corp., Class A*	2,919	200,389
Guardian Pharmacy Services, Inc., Class A*	2,769	115,938
HealthEquity, Inc.*	118,455	10,698,856
Hims & Hers Health, Inc. (x)*	31,841	1,103,927
Hinge Health, Inc., Class A*	6,157	511,031
InfuSystem Holdings, Inc.*	2,852	27,522
Innovage Holding Corp.*	3,354	39,745
LifeStance Health Group, Inc.*	28,232	302,365
National HealthCare Corp.	600	126,816
NeoGenomics, Inc.*	1,544	22,527
NRC Health	1,591	34,318
Nutex Health, Inc. (x)*	759	129,706
Omada Health, Inc.*	5,402	118,574
Oncology Institute, Inc. (The)*	9,012	48,935
Option Care Health, Inc.*	19,191	402,435
PACS Group, Inc.*	6,857	292,383
Pennant Group, Inc. (The)*	5,026	185,711
Privia Health Group, Inc.*	17,869	459,769
Progyny, Inc.*	10,357	298,592
RadNet, Inc.*	10,567	651,667
Talkspace, Inc.*	21,770	113,204
US Physical Therapy, Inc.	1,438	98,762
Viemed Healthcare, Inc.*	5,281	60,203

		40,062,100

Health Care Technology (0.7%)
Claritev Corp.*	399	13,610
Doximity, Inc., Class A*	119,558	2,479,633
Evolent Health, Inc., Class A*	6,062	32,856
HeartFlow, Inc.*	11,852	347,738
LifeMD, Inc. (x)*	4,196	17,329
Phreesia, Inc.*	6,269	64,508
Schrodinger, Inc.*	28,667	465,839
Simulations Plus, Inc.*	1,618	29,625

		3,451,138

Life Sciences Tools & Services (1.3%)
10X Genomics, Inc., Class A*	44,677	1,712,916
Adaptive Biotechnologies Corp.*	22,697	486,851
Alamar Biosciences, Inc.*	1,373	37,195
BioLife Solutions, Inc.*	1,284	36,260
Codexis, Inc. (x)*	10,779	24,361
MaxCyte, Inc.*	211,975	260,729
Mesa Laboratories, Inc.	808	80,436
Oxford Nanopore Technologies plc (x)*	1,813,502	2,986,453
Pacific Biosciences of California, Inc.*	39,446	66,269
Standard BioTools, Inc.*	503,509	414,237

		6,105,707

Pharmaceuticals (3.2%)
Aclaris Therapeutics, Inc.*	15,411	81,524
Alto Neuroscience, Inc.*	3,959	104,478
Alumis, Inc.*	11,749	330,617
Amneal Pharmaceuticals, Inc.*	5,848	101,229
Amylyx Pharmaceuticals, Inc. (x)*	13,487	242,226
ANI Pharmaceuticals, Inc.*	3,027	250,575
Aquestive Therapeutics, Inc. (x)*	6,579	27,369
Arvinas, Inc.*	624	5,185
AtaiBeckley, Inc. (x)*	661,066	3,483,818
Avalyn Pharma, Inc.*	1,374	45,232
BioAge Labs, Inc.*	539	13,211
Collegium Pharmaceutical, Inc.*	4,751	171,986
Context Therapeutics, Inc.*	13,628	7,549
Crinetics Pharmaceuticals, Inc.*	15,245	570,468
Definium Therapeutics, Inc.*	19,662	924,900
Edgewise Therapeutics, Inc.*	10,531	427,875
Enliven Therapeutics, Inc.*	6,304	319,928
Esperion Therapeutics, Inc.*	14,166	44,765
Eton Pharmaceuticals, Inc.*	4,041	146,284
Evolus, Inc.*	8,972	62,266
EyePoint, Inc.*	9,773	139,754
Harmony Biosciences Holdings, Inc.*	6,618	240,961
Harrow, Inc. (x)*	4,726	200,713
Indivior Pharmaceuticals, Inc.*	15,714	644,745
LB Pharmaceuticals, Inc.*	1,612	52,317
Lexicon Pharmaceuticals, Inc.*	37,470	89,928
Ligand Pharmaceuticals, Inc.*	2,969	938,471
Liquidia Corp. (x)*	10,408	829,830
Maze Therapeutics, Inc.*	4,454	132,907
MBX Biosciences, Inc.*	4,552	251,270
MediWound Ltd. (x)*	1,176	17,287
Nektar Therapeutics*	21,196	1,479,693
Neumora Therapeutics, Inc.*	15,107	25,682
Nuvation Bio, Inc.*	36,835	209,223
Ocular Therapeutix, Inc.*	25,011	245,608
Omeros Corp. (x)*	4,111	39,096
Pacira BioSciences, Inc.*	364	9,235
Phathom Pharmaceuticals, Inc.*	2,165	23,490
Phibro Animal Health Corp., Class A	3,167	99,444
Rapport Therapeutics, Inc.*	4,143	172,639
Relmada Therapeutics, Inc.*	14,288	98,873
Septerna, Inc.*	2,240	75,018
SpyGlass Pharma, Inc.*	1,136	25,287
Structure Therapeutics, Inc. (ADR)*	11,436	613,770
Supernus Pharmaceuticals, Inc.*	602	27,999
Tarsus Pharmaceuticals, Inc.*	6,171	388,403
Theravance Biopharma, Inc.*	5,159	87,703
Trevi Therapeutics, Inc.*	15,753	293,793
VeraDermics, Inc.*	2,157	265,182
WaVe Life Sciences Ltd.*	1,528	8,878
Xeris Biopharma Holdings, Inc.*	24,939	197,517
Zevra Therapeutics, Inc.*	2,870	41,156

		15,327,357

Total Health Care		158,900,391

Industrials (10.9%)
Aerospace & Defense (1.7%)
AAR Corp.*	5,896	842,715
Aevex Corp., Class A*	2,449	51,160
Archer Aviation, Inc., Class A*	22,584	106,822
Astronics Corp.*	4,730	384,360
Astronics Corp., Class B*	772	58,672
Beta Technologies, Inc., Class A*	1,545	25,879
Cadre Holdings, Inc.	4,765	135,850
Ducommun, Inc.*	1,920	355,603
Eve Holding, Inc. (x)*	13,986	35,105
Firefly Aerospace, Inc. (x)*	11,719	344,539

See Notes to Financial Statements.

1096

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Innovative Solutions and Support, Inc.*	2,241	$40,338
Intuitive Machines, Inc. (x)*	18,768	401,448
Mercury Systems, Inc.*	8,294	1,014,605
Moog, Inc., Class A	4,225	1,790,724
National Presto Industries, Inc.	278	34,747
Park Aerospace Corp.	2,819	107,573
Red Cat Holdings, Inc. (x)*	16,048	170,911
Redwire Corp.*	16,731	204,620
Satellogic, Inc., Class A*	14,384	82,276
Sidus Space, Inc., Class A*	12,437	34,948
Starfighters Space, Inc. (x)*	4,682	24,908
Swarmer, Inc.*	489	21,668
TAT Technologies Ltd.*	1,805	87,055
V2X, Inc.*	300	22,368
Voyager Technologies, Inc., Class A*	7,582	244,519
VSE Corp.	254	58,039
York Space Systems, Inc. (x)*	49,203	1,211,378

		7,892,830

Air Freight & Logistics (0.0%)†
Forward Air Corp.*	3,492	47,177

Building Products (0.7%)
AZZ, Inc.	4,463	691,988
CSW Industrials, Inc.	2,395	666,528
Griffon Corp.	4,260	415,478
Resideo Technologies, Inc.*	3,614	112,395
Tecnoglass, Inc.	3,270	153,069
Zurn Elkay Water Solutions Corp.	22,284	1,126,011

		3,165,469

Commercial Services & Supplies (0.5%)
ACV Auctions, Inc., Class A*	16,763	120,526
Brink’s Co. (The)	6,180	583,948
Casella Waste Systems, Inc., Class A*	9,450	916,367
Cimpress plc*	2,317	235,639
Healthcare Services Group, Inc.*	5,286	129,824
Interface, Inc., Class A	651	23,332
Liquidity Services, Inc.*	3,625	141,810
OPENLANE, Inc.*	6,428	265,091
Perma-Fix Environmental Services, Inc. (x)*	2,329	33,281
Quad/Graphics, Inc.	3,547	29,901

		2,479,719

Construction & Engineering (1.6%)
Arcosa, Inc.	2,199	319,493
Argan, Inc.	2,026	1,617,862
Bowman Consulting Group Ltd., Class A*	2,165	63,218
Cardinal Infrastructure Group, Inc., Class A (x)*	2,589	243,884
Centuri Holdings, Inc.*	13,061	394,965
Construction Partners, Inc., Class A*	7,128	846,592
Fluor Corp.*	6,456	338,230
Granite Construction, Inc.	5,909	934,095
INNOVATE Corp.*	720	13,442
Legence Corp., Class A*	8,659	738,006
Limbach Holdings, Inc.*	1,681	129,437
Matrix Service Co.*	964	13,207
MYR Group, Inc.*	2,307	1,154,423
NWPX Infrastructure, Inc.*	1,207	180,978
Orion Group Holdings, Inc.*	5,879	98,885
Tutor Perini Corp.	6,754	560,379

		7,647,096

Electrical Equipment (0.9%)
Allient, Inc.	2,181	224,490
American Superconductor Corp.*	6,921	287,291
Amprius Technologies, Inc.*	20,131	279,016
Array Technologies, Inc. (x)*	4,568	33,849
Babcock & Wilcox Enterprises, Inc.*	1,095	15,439
ChargePoint Holdings, Inc. (x)*	3,565	21,069
Energous Corp.*	671	16,138
Energy Vault Holdings, Inc. (x)*	20,894	98,411
EnerSys	5,122	1,197,626
Enovix Corp. (x)*	28,818	174,925
Eos Energy Enterprises, Inc. (x)*	50,525	297,087
Espey Mfg. & Electronics Corp.	351	23,640
Fluence Energy, Inc., Class A*	12,868	255,816
GrafTech International Ltd.*	1,670	9,870
LSI Industries, Inc.	4,139	110,015
NuScale Power Corp., Class A*	47,816	479,594
Plug Power, Inc. (x)*	201,063	544,881
Power Solutions International, Inc.*	1,270	49,390
Preformed Line Products Co.	382	156,834
Shoals Technologies Group, Inc., Class A*	23,420	231,858
Tigo Energy, Inc.*	5,792	13,495

		4,520,734

Ground Transportation (0.1%)
ArcBest Corp.	2,070	297,128
Covenant Logistics Group, Inc., Class A	2,033	89,818
FTAI Infrastructure, Inc. (x)	16,770	77,813
Hertz Global Holdings, Inc.*	1,161	2,630
RXO, Inc.*	1,179	32,528
Werner Enterprises, Inc.	1,478	64,455

		564,372

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	4,072	121,549

Machinery (2.1%)
Aebi Schmidt Holding AG	383	4,807
Albany International Corp., Class A	1,432	106,684
Alliance Laundry Holdings, Inc. (x)*	6,321	167,633
Astec Industries, Inc.	353	21,600
Atmus Filtration Technologies, Inc.	11,457	584,192
Blue Bird Corp.*	4,707	371,665
CECO Environmental Corp.*	7,779	705,866
Douglas Dynamics, Inc.	3,169	170,968
Elmet Group Co. (The)*	1,472	29,057
Energy Recovery, Inc.*	6,943	62,626
Enerpac Tool Group Corp., Class A	7,646	274,186
Enpro, Inc.	2,979	1,122,874
ESCO Technologies, Inc.	3,908	1,367,956
Federal Signal Corp.	9,017	1,158,594
Franklin Electric Co., Inc.	5,688	609,697
FreightCar America, Inc.*	2,035	19,821
Gorman-Rupp Co. (The)	3,153	289,256
Graham Corp.*	1,566	193,855

See Notes to Financial Statements.

1097

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Helios Technologies, Inc.	538	$48,017
Kadant, Inc.	1,769	555,873
Kennametal, Inc.	5,580	195,579
Microvast Holdings, Inc. (x)*	22,337	26,134
Mueller Water Products, Inc., Class A	23,234	600,134
Omega Flex, Inc.	594	18,646
Palladyne AI Corp.*	1,727	10,500
Perma-Pipe International Holdings, Inc.*	1,119	30,470
Standex International Corp.	1,798	643,091
Taylor Devices, Inc.*	478	28,049
Trinity Industries, Inc.	6,095	210,765
Velo3D, Inc. (x)*	2,461	43,191
Worthington Enterprises, Inc.	1,626	87,414

		9,759,200

Marine Transportation (0.0%)†
Himalaya Shipping Ltd.	4,516	60,334

Passenger Airlines (0.7%)
Allegiant Travel Co.*	672	79,027
Frontier Group Holdings, Inc. (x)*	8,996	71,158
Joby Aviation, Inc. (x)*	333,095	2,971,208

		3,121,393

Professional Services (0.6%)
Barrett Business Services, Inc.	2,985	106,027
BlackSky Technology, Inc., Class A*	5,061	141,303
CRA International, Inc.	970	138,031
Exponent, Inc.	7,327	430,535
Falcon’s Beyond Global, Inc., Class A (x)*	3,662	65,623
First Advantage Corp. (x)*	8,938	161,331
Franklin Covey Co. (x)*	1,429	35,053
HireQuest, Inc.	745	9,357
Huron Consulting Group, Inc.*	2,434	219,450
IBEX Holdings Ltd.*	1,015	30,826
Innodata, Inc.*	4,690	354,470
Insperity, Inc.	5,404	223,239
Kforce, Inc.	2,563	120,256
Legalzoom.com, Inc.*	18,092	110,904
Maximus, Inc.	1,141	61,340
Mistras Group, Inc.*	635	11,094
Public Policy Holding Co., Inc.	469	3,475
RCM Technologies, Inc.*	751	21,201
Resolute Holdings Management, Inc. (x)*	611	88,308
Spire Global, Inc. (x)*	4,569	84,983
TriNet Group, Inc.	4,081	201,969
Upwork, Inc.*	5,062	42,318
Verra Mobility Corp., Class A*	21,413	91,005
Willdan Group, Inc.*	1,634	129,249

		2,881,347

Trading Companies & Distributors (2.0%)
Custom Truck One Source, Inc.*	7,755	91,587
Distribution Solutions Group, Inc.*	1,093	29,894
DXP Enterprises, Inc.*	1,923	324,487
GATX Corp.	375	66,446
Global Industrial Co.	2,273	76,055
Herc Holdings, Inc.	4,398	630,409
Karat Packaging, Inc.	1,352	45,238
McGrath RentCorp	437	52,890
NPK International, Inc.*	11,985	190,681
QXO, Inc. (x)*	365,430	6,314,630
Rush Enterprises, Inc., Class A	9,074	662,266
Rush Enterprises, Inc., Class B	1,399	107,023
Transcat, Inc.*	796	73,845
Willis Lease Finance Corp.	376	86,029
Xometry, Inc., Class A*	6,816	657,880

		9,409,360

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp. (x)*	3,470	34,145

Total Industrials		51,704,725

Information Technology (22.8%)
Communications Equipment (0.5%)
ADTRAN Holdings, Inc.*	11,069	153,859
BK Technologies Corp.*	457	39,293
Calix, Inc.*	8,683	324,049
Digi International, Inc.*	4,842	362,908
Extreme Networks, Inc.*	19,129	619,206
Harmonic, Inc.*	16,219	264,856
Inseego Corp. (x)*	1,305	13,481
Lantronix, Inc.*	5,244	30,835
Ondas, Inc. (x)*	71,770	591,385

		2,399,872

Electronic Equipment, Instruments & Components (1.9%)
Aeva Technologies, Inc.*	3,867	111,060
Arlo Technologies, Inc.*	15,784	212,768
Badger Meter, Inc.	4,388	651,092
Bel Fuse, Inc., Class A	251	73,099
Bel Fuse, Inc., Class B	1,793	597,141
Belden, Inc.	5,796	694,998
Benchmark Electronics, Inc.	2,449	241,643
Climb Global Solutions, Inc.	2,597	60,276
CTS Corp.	3,038	198,047
Daktronics, Inc.*	5,952	116,421
Evolv Technologies Holdings, Inc.*	24,729	143,428
Frequency Electronics, Inc.*	1,032	68,473
Knowles Corp.*	11,761	487,846
LightPath Technologies, Inc., Class A*	8,357	136,637
Lightwave Logic, Inc.*	23,380	221,175
Mirion Technologies, Inc., Class A*	30,813	552,477
M-Tron Industries, Inc.*	631	62,564
Napco Security Technologies, Inc.	5,074	192,711
nLight, Inc.*	8,408	585,365
Novanta, Inc.*	5,337	865,875
OSI Systems, Inc.*	2,360	516,132
Ouster, Inc.*	9,197	574,996
Plexus Corp.*	3,989	1,199,373
RF Industries Ltd.*	1,260	26,725
Syntec Optics Holdings, Inc.*	1,045	13,010
Unusual Machines, Inc. (x)*	6,929	154,517
Vishay Precision Group, Inc.*	1,014	152,009
Vuzix Corp. (x)*	10,266	29,771

		8,939,629

IT Services (4.4%)
Backblaze, Inc., Class A*	8,884	140,900
BigBear.ai Holdings, Inc. (x)*	18,616	68,321

See Notes to Financial Statements.

1098

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Brand Engagement Network, Inc. (x)*	653	$11,173
Cloudflare, Inc., Class A*	81,271	19,934,151
Commerce.com, Inc.*	9,786	28,967
Crexendo, Inc.*	2,267	16,934
CSP, Inc.	62	492
Fastly, Inc., Class A*	22,540	413,834
Hackett Group, Inc. (The)	2,393	25,773
Rackspace Technology, Inc.*	4,270	27,883
SharonAI Holdings, Inc. (x)*	660	55,876
TSS, Inc. (x)*	3,778	46,469
Tucows, Inc., Class A*	191	2,573

		20,773,346

Semiconductors & Semiconductor Equipment (3.3%)
ACM Research, Inc., Class A*	7,950	1,008,776
Aehr Test Systems*	4,503	432,558
Aeluma, Inc. (x)*	1,983	43,785
Ambarella, Inc.*	6,271	538,052
Ambiq Micro, Inc.*	2,728	240,883
Amtech Systems, Inc.*	1,780	41,082
Atomera, Inc. (x)*	5,823	50,718
Axcelis Technologies, Inc.*	4,624	876,017
AXT, Inc.*	9,191	662,487
Blaize Holdings, Inc. (x)*	13,712	18,923
CEVA, Inc.*	3,665	172,841
Cohu, Inc.*	4,425	327,052
Diodes, Inc.*	5,518	603,890
Everspin Technologies, Inc. (x)*	2,947	71,259
GSI Technology, Inc.*	4,311	33,324
Ichor Holdings Ltd.*	5,171	580,600
Impinj, Inc.*	4,301	616,032
indie Semiconductor, Inc., Class A (x)*	32,390	145,431
inTEST Corp.*	1,567	28,472
Kopin Corp. (x)*	15,192	68,060
Kulicke & Soffa Industries, Inc.	7,653	1,023,665
MaxLinear, Inc., Class A*	12,763	1,634,047
Navitas Semiconductor Corp., Class A (x)*	27,018	484,163
NVE Corp.	773	80,817
PDF Solutions, Inc.*	4,884	345,738
Penguin Solutions, Inc.*	7,415	563,614
Photronics, Inc.*	3,132	101,884
Power Integrations, Inc.	8,267	692,444
QuickLogic Corp.*	1,620	32,351
Rigetti Computing, Inc. (x)*	46,525	898,863
Silicon Laboratories, Inc.*	4,890	1,068,758
SkyWater Technology, Inc.*	5,454	189,908
Synaptics, Inc.*	460	57,146
T1 Energy, Inc.*	26,264	248,983
Ultra Clean Holdings, Inc.*	6,632	945,657
Veeco Instruments, Inc.*	8,873	672,573

		15,600,853

Software (8.8%)
A10 Networks, Inc.	10,730	400,873
ACI Worldwide, Inc.*	15,289	768,884
Adeia, Inc.	14,916	491,184
Agilysys, Inc.*	3,884	405,878
Alarm.com Holdings, Inc.*	754	35,227
Alkami Technology, Inc. (x)*	9,845	178,391
Amplitude, Inc., Class A*	14,600	111,690
Appian Corp., Class A*	6,049	138,522
Arteris, Inc.*	4,729	229,782
Asana, Inc., Class A*	14,772	103,404
AudioEye, Inc.*	82	476
Aurora Innovation, Inc., Class A*	2,116,395	14,433,814
AvePoint, Inc.*	24,737	277,302
Bitdeer Technologies Group, Class A*	5,472	86,841
BitMine Immersion Technologies, Inc.	304,310	4,050,366
Blackbaud, Inc.*	5,451	161,459
BlackLine, Inc.*	7,246	203,395
Blend Labs, Inc., Class A (x)*	20,013	34,222
Box, Inc., Class A*	16,704	443,324
Braze, Inc., Class A*	14,038	304,484
Cerence, Inc.*	2,332	26,398
Cipher Digital, Inc. (x)*	50,056	1,226,372
Clear Secure, Inc., Class A	14,060	783,564
Commvault Systems, Inc.*	6,605	936,127
Consensus Cloud Solutions, Inc.*	1,803	68,784
Core Scientific, Inc.*	40,265	1,030,381
CS Disco, Inc.*	2,814	10,637
Daily Journal Corp.*	61	36,673
Digimarc Corp. (x)*	2,064	16,966
Digital Turbine, Inc.*	2,097	27,051
Domo, Inc., Class B*	1,743	5,456
Duos Technologies Group, Inc.*	3,787	45,444
D-Wave Quantum, Inc. (x)*	54,401	1,305,080
eGain Corp.*	2,084	13,129
EverCommerce, Inc. (x)*	1,693	17,032
Freshworks, Inc., Class A*	11,497	116,350
Hut 8 Corp.*	8,014	925,176
Intapp, Inc.*	8,165	205,840
Intellicheck, Inc.*	2,809	11,517
InterDigital, Inc. (x)	3,853	1,090,900
JFrog Ltd.*	16,092	1,462,441
Kaltura, Inc.*	12,549	16,314
Keel Infrastructure Corp.*	23,206	133,202
Life360, Inc. (x)*	2,764	153,015
LiveRamp Holdings, Inc.*	9,211	346,702
Mitek Systems, Inc.*	6,377	128,369
nCino, Inc.*	14,736	240,934
NextNav, Inc.*	14,869	265,114
Ooma, Inc.*	3,891	74,785
PagerDuty, Inc.*	5,893	56,867
Porch Group, Inc. (x)*	1,556	23,402
Progress Software Corp.*	2,408	80,861
Q2 Holdings, Inc.*	9,337	449,110
Qualys, Inc.*	5,371	738,459
Rapid7, Inc.*	822	6,658
Red Violet, Inc.*	1,750	111,510
ReposiTrak, Inc.	2,195	19,755
Rimini Street, Inc.*	1,157	4,929
Riot Platforms, Inc.*	34,833	953,727
ServiceTitan, Inc., Class A*	9,034	638,794
Silvaco Group, Inc.*	1,853	25,553
SoundHound AI, Inc., Class A (x)*	58,705	379,821
Sprinklr, Inc., Class A*	2,616	13,498
Sprout Social, Inc., Class A*	5,820	43,941
SPS Commerce, Inc.*	3,247	185,631
Telos Corp.*	8,385	38,571
Tenable Holdings, Inc.*	16,922	624,083
Teradata Corp.*	9,951	344,802
Varonis Systems, Inc.*	16,802	705,012

See Notes to Financial Statements.

1099

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Veritone, Inc. (x)*	6,622	$9,072
Vertex, Inc., Class A*	11,019	126,498
Via Transportation, Inc., Class A (x)*	97,712	1,772,496
Viant Technology, Inc., Class A*	2,557	32,372
Weave Communications, Inc.*	9,918	59,409
Workiva, Inc., Class A*	7,653	371,247
Yext, Inc.*	3,174	14,823
ZenaTech, Inc.*	5,181	7,771
Zeta Global Holdings Corp., Class A*	33,451	658,316

		42,076,259

Technology Hardware, Storage & Peripherals (3.9%)
CPI Card Group, Inc.*	1,028	21,362
Diebold Nixdorf, Inc.*	3,356	285,327
GPGI, Inc., Class A (x)	26,690	423,036
Infleqtion, Inc. (x)*	346,395	4,613,981
IonQ, Inc. (x)*	244,114	13,001,512
One Stop Systems, Inc.*	3,414	62,067
Quantum Computing, Inc. (x)*	4,720	45,784

		18,453,069

Total Information Technology		108,243,028

Materials (2.4%)
Chemicals (0.9%)
ASP Isotopes, Inc. (x)*	13,948	86,757
Balchem Corp.	4,568	771,764
Chemours Co. (The)	22,595	463,649
Ecovyst, Inc.*	12,676	157,816
Flotek Industries, Inc. (x)*	2,068	48,639
Hawkins, Inc.	2,903	412,516
Ingevity Corp.*	5,232	390,674
Perimeter Solutions, Inc.*	22,394	798,346
PureCycle Technologies, Inc. (x)*	21,185	171,810
Sensient Technologies Corp.	6,361	784,248
Solesence, Inc.*	561	412

		4,086,631

Construction Materials (0.2%)
Knife River Corp.*	8,563	716,295
Smith-Midland Corp.*	476	13,804
Titan America SA (x)	2,939	54,842
United States Lime & Minerals, Inc.	1,602	167,681

		952,622

Containers & Packaging (0.0%)†
Ardagh Metal Packaging SA	5,883	27,885
Myers Industries, Inc.	841	29,696

		57,581

Metals & Mining (1.3%)
Alpha Metallurgical Resources, Inc.*	520	85,769
American Battery Technology Co. (x)*	19,532	55,276
Ampco-Pittsburgh Corp.*	2,410	20,846
Century Aluminum Co.*	10,264	472,247
Commercial Metals Co.	2,720	170,680
Compass Minerals International, Inc.*	4,814	149,860
Constellium SE*	19,816	631,536
Contango Silver & Gold, Inc. (x)*	3,974	62,749
Critical Metals Corp. (x)*	10,268	105,247
Dakota Gold Corp.*	17,560	74,806
Gold Resource Corp.*	22,814	28,746
Hycroft Mining Holding Corp., Class A (x)*	7,900	184,860
Idaho Strategic Resources, Inc.*	2,325	76,144
Ivanhoe Electric, Inc.*	16,288	156,528
Kaiser Aluminum Corp.	2,421	473,620
Lifezone Metals Ltd. (x)*	6,186	24,002
Materion Corp.	3,084	917,151
McEwen, Inc. (x)*	3,969	71,958
NioCorp Developments Ltd.*	12,585	60,660
Novagold Resources, Inc.*	50,955	304,201
Perpetua Resources Corp.*	12,515	259,811
Ramaco Resources, Inc., Class A (x)*	6,730	89,038
Ramaco Resources, Inc., Class B*	877	7,498
Realloys, Inc. (x)*	8,596	124,212
SSR Mining, Inc.*	2,535	71,690
United States Antimony Corp. (x)*	20,236	146,913
US Gold Corp. (x)*	2,282	34,983
US Goldmining, Inc. (x)*	394	3,203
USA Rare Earth, Inc. (x)*	28,513	615,311
Vista Gold Corp.*	21,696	41,439
Vox Royalty Corp. (x)	9,391	44,419
Warrior Met Coal, Inc.	6,798	551,726

		6,117,129

Total Materials		11,213,963

Real Estate (5.5%)
Diversified REITs (0.0%)†
Gladstone Commercial Corp. (REIT) (x)	1,513	18,610

Health Care REITs (0.0%)†
Strawberry Fields REIT, Inc. (REIT)	1,115	15,331
Universal Health Realty Income Trust (REIT)	1,890	82,896

		98,227

Hotel & Resort REITs (0.3%)
DiamondRock Hospitality Co. (REIT)	19,792	241,066
Ryman Hospitality Properties, Inc. (REIT)	9,349	1,201,814
Sunstone Hotel Investors, Inc. (REIT)	17,129	196,127
Xenia Hotels & Resorts, Inc. (REIT)	2,358	48,009

		1,687,016

Real Estate Management & Development (4.8%)
AGNT, Inc. (x)	14,457	78,212
Compass, Inc., Class A*	90,383	1,114,423
Landbridge Co. LLC, Class A (x)	52,525	4,162,081
Maui Land & Pineapple Co., Inc.*	985	17,513
Newmark Group, Inc., Class A	1,491	22,529
Opendoor Technologies, Inc. (x)*	3,662,466	16,920,593
Real Brokerage, Inc. (The)*	23,932	43,556
St Joe Co. (The)	5,797	363,066

		22,721,973

Residential REITs (0.0%)†
UMH Properties, Inc. (REIT)	158	2,392

Retail REITs (0.2%)
Alexander’s, Inc. (REIT) (x)	345	95,068
CBL & Associates Properties, Inc. (REIT)	2,871	152,421
NETSTREIT Corp. (REIT) (x)	2,928	61,869

See Notes to Financial Statements.

1100

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Saul Centers, Inc. (REIT) (x)	2,136	$79,865
Tanger, Inc. (REIT)	13,582	536,082

		925,305

Specialized REITs (0.2%)
Outfront Media, Inc. (REIT)	23,872	782,047

Total Real Estate		26,235,570

Utilities (0.1%)
Independent Power and Renewable Electricity Producers (0.0%)†
Hallador Energy Co.*	5,346	92,967
Montauk Renewables, Inc. (x)*	2,651	4,135
Ormat Technologies, Inc.	782	85,160

		182,262

Water Utilities (0.1%)
American States Water Co.	4,230	349,525
Cadiz, Inc.*	9,461	39,547
Consolidated Water Co. Ltd.	2,018	59,531
Global Water Resources, Inc.	579	4,192

		452,795

Total Utilities		635,057

Total Common Stocks (97.1%)
(Cost $401,467,430)		461,066,532

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	2,584	—
Akero Therapeutics, Inc., CVR *	10,764	5,382
Chinook Therapeutics, Inc., CVR *	2,496	499
Sanofi Aatd, Inc., CVR (r)*	3,248	1,577

		7,458

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27 (r)*	226	—

Total Rights (0.0%)†
(Cost $6,825)		7,458

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.0%)†
Specialty Retail (0.0%)†
Bed Bath & Beyond, Inc., expiring 10/7/26*	2,254	947

Total Consumer Discretionary		947

Health Care (0.0%)
Life Sciences Tools & Services (0.0%)
SomaLogic, Inc., expiring 8/31/26 (r)*	10,119	—

Total Health Care		—

Real Estate (0.0%)†
Real Estate Management & Development (0.0%)†
Opendoor Technologies, Inc., expiring 11/20/26 (x)*	56,874	19,295

Total Real Estate		19,295

Total Warrants (0.0%)†
(Cost $—)		20,242

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (8.5%)
Allspring Government Money Market Fund, Select Shares 3.57% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	22,245,889	22,245,889
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	8,104,590	8,104,590
Western Asset Institutional Government Reserves Fund, Institutional Shares 3.53% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		40,350,479

Total Short-Term Investments (8.5%)
(Cost $40,351,754)		40,350,479

Total Investments in Securities (105.6%)
(Cost $441,826,009)		501,444,711
Other Assets Less Liabilities (-5.6%)		(26,599,268)

Net Assets (100%)		$474,845,443

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the market value or fair value, as applicable, of these securities amounted to $185,256 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $77,073,557. This was collateralized by $47,011,268 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/9/26 – 5/15/56 and by cash of $32,849,412 of which $32,245,889 was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
FNMA	— Federal National Mortgage Association
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

1101

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	14	9/2026	USD	2,131,920	25,345

					25,345

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$5,624,231	$—	$—		$5,624,231
Consumer Discretionary	35,566,684	967,299	—		36,533,983
Consumer Staples	17,376,570	—	—		17,376,570
Energy	14,928,828	—	—		14,928,828
Financials	29,670,186	—	—		29,670,186
Health Care	155,913,938	2,986,453	—		158,900,391
Industrials	51,704,725	—	—		51,704,725
Information Technology	108,243,028	—	—		108,243,028
Materials	11,213,963	—	—		11,213,963
Real Estate	26,235,570	—	—		26,235,570
Utilities	635,057	—	—		635,057
Futures	25,345	—	—		25,345
Rights
Health Care	—	5,881	1,577		7,458
Short-Term Investments
Investment Companies	40,350,479	—	—		40,350,479
Warrants
Consumer Discretionary	947	—	—		947
Health Care	—	—	—	(a)	—	(a)
Real Estate	19,295	—	—		19,295

Total Assets	$497,508,846	$3,959,633	$1,577		$501,470,056

Total Liabilities	$—	$—	$—		$—

Total	$497,508,846	$3,959,633	$1,577		$501,470,056

(a)	Value is zero.

See Notes to Financial Statements.

1102

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$25,345	*

Total		$25,345

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$91,176	$91,176

Total	$91,176	$91,176

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$54,574	$54,574

Total	$54,574	$54,574

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$1,438,000

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$221,462,131
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$238,320,611

During the period ended June 30, 2026, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 13%)*	Net Proceeds of Sales and Redemptions (affiliated 23%)*	Net Realized Gain (Loss)
$ 28,308,524	$54,758,677	$22,579,194

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$123,023,169
Aggregate gross unrealized depreciation	(67,752,261)

Net unrealized appreciation	$55,270,908

Federal income tax cost of investments in securities and derivative instruments, if applicable	$446,199,148

See Notes to Financial Statements.

1103

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $441,826,009)	$501,444,711
Cash	4,722,622
Foreign cash (Cost $1,014)	996
Cash held as collateral at broker for futures	156,600
Receivable for securities sold	1,740,895
Due from Custodian	1,176,091
Dividends, interest and other receivables	70,764
Securities lending income receivable	64,591
Receivable for Portfolio shares sold	20,665
Due from broker for futures variation margin	10,496
Other assets	4,459

Total assets	509,412,890

LIABILITIES
Payable for return of collateral on securities loaned	32,245,889
Payable for securities purchased	1,550,166
Payable for Portfolio shares repurchased	329,229
Investment management fees payable	272,894
Administrative fees payable	47,352
Distribution fees payable – Class IB	43,233
Accrued expenses	78,684

Total liabilities	34,567,447

Commitments and contingent liabilities^
NET ASSETS	$474,845,443

Net assets were comprised of:
Paid in capital	$397,922,521
Total distributable earnings (loss)	76,922,922

Net assets	$474,845,443

Class IB
Net asset value, offering and redemption price per share, $216,365,125 / 20,016,230 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.81

Class K
Net asset value, offering and redemption price per share, $258,480,318 / 22,925,961 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.27

(x)	Includes value of securities on loan of $77,073,557.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $653 foreign withholding tax)	$947,275
Interest	82,284
Income from non-cash dividends	66,107
Securities lending (net)	332,079

Total income	1,427,745

EXPENSES
Investment management fees	1,712,224
Administrative fees	266,493
Distribution fees – Class IB	241,984
Custodian fees	62,304
Professional fees	33,531
Printing and mailing expenses	17,322
Trustees’ fees	6,656
Miscellaneous	5,147

Gross expenses	2,345,661
Less: Waiver from investment manager	(175,681)

Net expenses	2,169,980

NET INVESTMENT INCOME (LOSS)	(742,235)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	65,759,399
Futures contracts	91,176
Foreign currency transactions	4,868

Net realized gain (loss)	65,855,443

Change in unrealized appreciation (depreciation) on:
Investments in securities	325,927
Futures contracts	54,574
Foreign currency translations	(36)

Net change in unrealized appreciation (depreciation)	380,465

NET REALIZED AND UNREALIZED GAIN (LOSS)	66,235,908

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$65,493,673

See Notes to Financial Statements.

1104

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(742,235)	$(1,638,371)
Net realized gain (loss)	65,855,443	33,980,067
Net change in unrealized appreciation (depreciation)	380,465	1,273,192

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	65,493,673	33,614,888

Distributions to shareholders:
Class IB	—	(503,002)
Class K	—	(1,134,229)

Total distributions to shareholders	—	(1,637,231)

Tax return of capital:
Class IB	—	(20,944)
Class K	—	(47,227)

Total tax return of capital	—	(68,171)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,147,736 and 2,654,149 shares, respectively ]	10,980,348	23,983,239
Capital shares issued in reinvestment of dividends [ 0 and 53,775 shares, respectively ]	—	523,946
Capital shares repurchased [ (1,539,559) and (3,270,430) shares, respectively ]	(14,830,191)	(29,364,082)

Total Class IB transactions	(3,849,843)	(4,856,897)

Class K
Capital shares sold [ 8,545 and 1,551,350 shares, respectively ]	82,589	12,149,988
Capital shares issued in reinvestment of dividends [ 0 and 116,493 shares, respectively ]	—	1,181,456
Capital shares repurchased [ (1,355,701) and (5,125,033) shares, respectively ]	(13,532,115)	(48,439,063)

Total Class K transactions	(13,449,526)	(35,107,619)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(17,299,369)	(39,964,516)

TOTAL INCREASE (DECREASE) IN NET ASSETS	48,194,304	(8,055,030)
NET ASSETS:
Beginning of period	426,651,139	434,706,169

End of period	$474,845,443	$426,651,139

See Notes to Financial Statements.

1105

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023		2022	2021
Net asset value, beginning of period	$9.34		$8.72	$7.22	$5.37		$9.71	$17.28

Income (loss) from investment operations†:
Net investment income (loss) (e)	(0.02)		(0.05)	(0.04)	(0.01	)(1)	(0.02)	(0.10	)(aa)
Net realized and unrealized gain (loss)	1.49		0.70	1.54	1.86		(4.27)	0.65

Total from investment operations	1.47		0.65	1.50	1.85		(4.29)	0.55

Less distributions:
Dividends from net investment income	—		(0.03)	— #	—	#	— #	—
Distributions from net realized gains	—		—	—	—		(0.05)	(8.12)
Tax return of capital	—		— #	—	—		—	—

Total dividends and distributions	—		(0.03)	— #	—	#	(0.05)	(8.12)

Net asset value, end of period	$10.81		$9.34	$8.72	$7.22		$5.37	$9.71

Total return (b)(y)	15.74%		7.39%	20.79%	34.45%		(44.23)%	2.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$216,365		$190,552	$182,877	$161,656		$118,839	$214,924
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%		1.15%	1.15%	1.15%		1.15%	1.15%
Before waivers (a)(f)	1.23%		1.24%	1.24%	1.24%		1.24%	1.21%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	(0.48)%		(0.52)%	(0.47)%	(0.11	)%(cc)	(0.25)%	(0.50	)%(bb)
Before waivers (a)(g)	(0.57)%		(0.61)%	(0.56)%	(0.20	)%(cc)	(0.34)%	(0.56	)%(bb)
Portfolio turnover rate ^	52	%(z)	63%	75%	54%		72%	102%

Class K	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023		2022	2021
Net asset value, beginning of period	$9.73		$9.08	$7.51	$5.59		$10.06	$17.61

Income (loss) from investment operations†:
Net investment income (loss) (e)	(0.01)		(0.03)	(0.02)	0.01(1)		— #	(0.05(aa	)
Net realized and unrealized gain (loss)	1.55		0.73	1.60	1.93		(4.42)	0.66

Total from investment operations	1.54		0.70	1.58	1.94		(4.42)	0.61

Less distributions:
Dividends from net investment income	—		(0.05)	(0.01)	(0.02)		— #	(0.04)
Distributions from net realized gains	—		—	—	—		(0.05)	(8.12)
Tax return of capital	—		— #	—	—		—	—

Total dividends and distributions	—		(0.05)	(0.01)	(0.02)		(0.05)	(8.16)

Net asset value, end of period	$11.27		$9.73	$9.08	$7.51		$5.59	$10.06

Total return (b)(y)	15.83%		7.67%	21.02%	34.64%		(43.99)%	3.04%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$258,480		$236,099	$251,829	$234,803		$217,742	$360,628
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%		0.90%	0.90%	0.90%		0.90%	0.90%
Before waivers (a)(f)	0.98%		0.99%	0.99%	0.99%		0.99%	0.96%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	(0.23)%		(0.27)%	(0.22)%	0.16	%(cc)	0.01%	(0.25	)%(bb)
Before waivers (a)(g)	(0.32)%		(0.36)%	(0.31)%	0.07	%(cc)	(0.08)%	(0.31	)%(bb)
Portfolio turnover rate ^	52	%(z)	63%	75%	54%		72%	102%

See Notes to Financial Statements.

1106

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period may not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.01) and $0.00 for Class IB and Class K, respectively
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $(0.10) and $(0.06) for Class IB and Class K, respectively
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.03% lower.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.12% lower.

See Notes to Financial Statements.

1107

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (2.7%)
Auto Abs Spanish Loans FT,
Series 2022-1 A 2.809%, 2/28/32 (l)(m)	EUR	54,417	$62,178
CIT Mortgage Loan Trust,
Series 2007-1 1M1 5.263%, 10/25/37(l)§		$113,290	112,660
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4 M3 4.453%, 10/25/35 (l)		100,000	93,059
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB6 A3 3.983%, 7/25/37 (l)§		233,750	155,228
CWABS Asset-Backed Certificates Trust,
Series 2007-1 1A 4.043%, 7/25/37 (l)		48,244	44,932
Series 2007-6 1A 4.163%, 9/25/37 (l)		10,433	9,598
Series 2007-8 1A1 3.953%, 11/25/37 (l)		95,416	90,184
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1 4.503%, 8/25/47 (l)		20,103	19,711
GSAA Trust,
Series 2006-7 AF4A 6.720%, 3/25/46(e)		16,342	8,415
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-A 1A 3.983%, 4/25/37 (l)		15,891	12,055
Invesco Euro CLO V DAC,
Series 5A AR 3.224%, 1/15/34 (l)§	EUR	381,190	435,031
Invesco Euro CLO XI DAC,
Series 11A A1R 3.454%, 10/22/36 (l)§		500,000	571,016
Invesco Euro CLO XII DAC,
Series 12A A1R 3.277%, 7/15/37 (l)§		500,000	571,482
Lehman XS Trust,
Series 2007-20N A1 6.063%, 12/25/37 (l)		$76,992	85,418
Long Beach Mortgage Loan Trust,
Series 2006-7 2A2 4.003%, 8/25/36 (l)		59,488	22,709
Marzio Finance Srl,
Series 2024-15 A 3.039%, 9/28/49 (l)(m)	EUR	373,278	427,796
MASTR Asset-Backed Securities Trust,
Series 2006-WMC4 A5 4.063%, 10/25/36 (l)		$103,857	31,781
New Century Home Equity Loan Trust,
Series 2004-4 M1 4.528%, 2/25/35 (l)		37,599	37,076
Option One Mortgage Loan Trust,
Series 2004-3 M2 4.618%, 11/25/34 (l)		9,003	9,619
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C 4.083%, 7/25/36 (l)		147,751	47,189
Series 2006-HE2 A2C 4.063%, 7/25/36 (l)		42,334	15,168
Soundview Home Loan Trust,
Series 2007-OPT1 1A1 3.963%, 6/25/37 (l)		84,996	58,718
Series 2007-OPT2 2A3 3.943%, 7/25/37 (l)		38,672	35,716

Total Asset-Backed Securities			2,956,739

Collateralized Mortgage Obligations (3.0%)
Alba plc,
Series 2007-1 A3 4.024%, 3/17/39 (l)(m)	GBP	92,600	120,968
Alternative Loan Trust,
Series 2005-29CB A4 5.000%, 7/25/35		$27,061	13,968
Series 2006-HY11 A1 4.003%, 6/25/36 (l)		50,139	48,655
Series 2007-1T1 1A1 6.000%, 3/25/37		141,599	43,453
Series 2007-4CB 1A35 6.000%, 4/25/37		22,444	18,888
Alternative Loan Trust Resecuritization,
Series 2008-2R 1A1 6.000%, 8/25/37 (l)		33,451	27,180
Angel Oak Mortgage Trust,
Series 2020-4 A1 1.469%, 6/25/65 (l)§		15,223	14,868
Atlas Funding plc,
Series 2025-1 A 4.533%, 7/20/62 (l)(m)	GBP	491,412	651,312
Brants Bridge plc,
Series 2023-1 A 4.636%, 6/14/66 (l)(m)		133,153	176,672
CHL Mortgage Pass-Through Trust,
Series 2007-1 A1 6.000%, 3/25/37		$42,702	17,202
Citigroup Mortgage Loan Trust,
Series 2007-AR4 1A1A 4.449%, 3/25/37 (l)		33,639	29,061
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM2 1CB1 5.500%, 8/25/34		3,783	3,738
CSMC Trust,
Series 2007-4R 1A1 4.909%, 10/26/36 (l)§		2,290	2,121
DSLA Mortgage Loan Trust,
Series 2005-AR6 2A1A 4.334%, 10/19/45 (l)		31,683	29,001
Dutch Property Finance BV,
Series 2022-2 A 3.063%, 4/28/62 (l)(m)	EUR	190,079	$217,638
GNMA,
Series 2016-H17 FC 4.591%, 8/20/66 (l)		$35,503	35,683
GSR Mortgage Loan Trust,
Series 2004-12 3A6 5.147%, 12/25/34 (l)		2,214	2,084
Series 2005-AR4 6A1 4.807%, 7/25/35 (l)		6,673	6,429
Harbour NO 2 plc,
Series 2 A2 4.803%, 10/28/54 (l)(m)	GBP	771,908	1,025,623

See Notes to Financial Statements.

1108

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1 4.223%, 3/25/36 (l)		$18,877	$18,035
Lehman Mortgage Trust,
Series 2005-3 4A1 5.073%, 1/25/36 (l)		3,896	3,730
New Residential Mortgage Loan Trust,
Series 2018-3A A1 4.500%, 5/25/58 (l)§		22,218	21,482
Polaris plc,
Series 2025-3A A 4.550%, 10/27/69 (l)§	GBP	497,589	659,700
RALI Trust,
Series 2007-QH8 A 4.655%, 10/25/37 (l)		$22,499	17,734
Residential Asset Securitization Trust,
Series 2006-A10 A5 6.500%, 9/25/36		114,450	31,301
Sequoia Mortgage Trust,
Series 6 A 4.394%, 4/19/27 (l)		6,354	6,316
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2006-5 2CB1 6.000%, 7/25/36		20,079	14,385

Total Collateralized Mortgage Obligations			3,257,227

Corporate Bonds (1.9%)
Communication Services (0.2%)
Diversified Telecommunication Services (0.2%)
RD Michigan Property Owner I LLC
7.500%, 3/30/45§		200,000	199,432

Total Communication Services			199,432

Financials (0.0%)†
Banks (0.0%)†
Nordea Kredit Realkreditaktieselskab
0.500%, 10/1/43	DKK	2	—
1.000%, 10/1/50 (m)		2	—
0.500%, 10/1/53		2	1
1.500%, 10/1/53		2	—
4.000%, 10/1/56		2	—

			1

Financial Services (0.0%)†
Jyske Realkredit A/S Series CCE
0.500%, 10/1/43		2	—
1.000%, 10/1/50 (m)		2	—
1.000%, 10/1/50		2	1
1.000%, 10/1/53		2	—
Nykredit Realkredit A/S
Series 01e
5.000%, 10/1/53 (m)		2	—
4.000%, 10/1/56 (m)		2	—
Series 01E
0.500%, 10/1/43 (m)		2	1
1.000%, 10/1/53 (m)		4	1
2.000%, 10/1/53 (m)	DKK	2	—
3.000%, 10/1/53 (m)		430,400	62,504
4.000%, 10/1/56 (m)		2	—
Series 01EE
1.000%, 10/1/50 (m)		2	—
1.500%, 10/1/52 (m)		2	—
1.500%, 10/1/53 (m)		2	1
Series CCE
1.000%, 10/1/50 (m)		2	—
Realkredit Danmark A/S
1.000%, 10/1/53 (m)		4	—
Series 23S
1.500%, 10/1/53 (m)		2	—
3.000%, 10/1/53 (m)		2	1
Series 27S
1.500%, 10/1/53 (m)		2	—
Series CCS
1.000%, 10/1/50 (m)		2	—
4.000%, 10/1/56 (m)		2	1

			62,510

Total Financials			62,511

Industrials (1.5%)
Ground Transportation (1.5%)
Network Rail Infrastructure Finance plc
Series RPI
1.750%, 11/22/27	GBP	1,211,586	1,627,197

Total Industrials			1,627,197

Materials (0.2%)
Metals & Mining (0.2%)
Corp. Nacional del Cobre de Chile
6.330%, 1/13/35 (m)		$200,000	210,140

Total Materials			210,140

Total Corporate Bonds			2,099,280

Foreign Government Securities (64.5%)
Bonos and Obligaciones del Estado
3.450%, 10/31/34 (m)(z)	EUR	2,200,000	2,565,566
4.200%, 1/31/37 (m)		200,000	245,159
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	200,000	63,243
Buoni Poliennali del Tesoro
3.100%, 9/15/26 TIPS (m)	EUR	1,396,960	1,599,159
1.100%, 8/15/31 TIPS (m)		824,472	941,159
0.100%, 5/15/33 TIPS (m)		734,706	769,694
1.800%, 5/15/36 TIPS (m)		4,156,152	4,766,627
2.550%, 9/15/41 TIPS (m)		429,357	529,523
2.550%, 5/15/56 TIPS (m)		418,588	494,421
Canada Government Bond
3.000%, 12/1/36 TIPS	CAD	815,850	671,885
2.000%, 12/1/41 TIPS		302,200	225,738
1.500%, 12/1/44 TIPS		188,985	129,830
1.250%, 12/1/47 TIPS		545,224	351,809
0.500%, 12/1/50 TIPS		323,260	172,166
Commonwealth of Australia
1.500%, 6/21/31	AUD	3,300,000	1,991,621
2.000%, 8/21/35 TIPS (m)		992,522	663,057
1.250%, 8/21/40 TIPS (m)		408,149	232,601

See Notes to Financial Statements.

1109

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Federal Republic of Germany
0.500%, 4/15/30 TIPS (m)	EUR	133,104	$150,184
0.100%, 4/15/33 TIPS (m)		505,312	548,501
0.100%, 4/15/46 TIPS (m)		534,996	483,680
French Republic
1.850%, 7/25/27 TIPS (m)		1,830,608	2,114,530
0.100%, 3/1/28 TIPS (m)		979,680	1,087,550
0.100%, 3/1/29 TIPS (m)		760,698	848,802
0.100%, 7/25/31 TIPS (m)		1,508,820	1,644,782
0.100%, 3/1/32 TIPS (m)		706,170	738,286
3.150%, 7/25/32 TIPS (m)		651,448	831,572
0.600%, 7/25/34 TIPS (m)		1,370,952	1,469,526
0.100%, 7/25/36 TIPS (m)		1,736,131	1,707,844
0.550%, 3/1/39 TIPS (m)		324,039	309,041
1.800%, 7/25/40 TIPS (m)		150,862	171,298
0.950%, 7/25/43 TIPS (m)		429,884	419,503
Japan Government Bond
3.400%, 12/20/55	JPY	100,000,000	560,560
Japan Government Bond CPI Linked
0.100%, 3/10/28 TIPS		271,510,400	1,676,324
0.100%, 3/10/29 TIPS		275,299,560	1,691,973
0.005%, 3/10/34 TIPS		73,943,100	435,861
0.005%, 3/10/35 TIPS		102,548,000	595,596
Kingdom of Denmark
0.100%, 11/15/30 TIPS	DKK	1,918,256	284,694
Kingdom of Spain
0.650%, 11/30/27 TIPS (m)	EUR	1,181,601	1,347,144
1.000%, 11/30/30 TIPS (m)		1,381,191	1,584,560
0.700%, 11/30/33 TIPS (m)		1,422,971	1,575,586
Kingdom of Sweden
0.125%, 12/1/27 TIPS (m)	SEK	500,000	$66,390
0.125%, 6/1/39 TIPS (m)		1,829,112	169,882
New Zealand Government Bond
2.500%, 9/20/35 TIPS (m)	NZD	136,677	78,433
2.500%, 9/20/40 TIPS (m)		405,740	221,170
3.250%, 9/20/50 TIPS		307,300	178,653
Queensland Treasury Corp.
4.500%, 8/22/35 (m)	AUD	200,000	130,700
5.250%, 7/21/36 (m)		800,000	548,901
Republic of Chile
3.875%, 7/9/31	EUR	200,000	233,305
Republic of Colombia
6.500%, 11/26/38		100,000	120,179
Republic of Poland
2.375%, 1/18/36 (m)		100,000	103,766
Romania Government Bond
5.875%, 7/11/32 (m)		800,000	956,018
Treasury Corp. of Victoria
2.250%, 9/15/33 (m)	AUD	1,300,000	746,785
U.K. Treasury Bonds
4.375%, 3/7/30 (m)(z)	GBP	3,200,000	4,263,741
4.125%, 3/7/31 (m)(z)		300,000	394,950
0.250%, 7/31/31 (m)(z)		900,000	978,547
U.K. Treasury Inflation Linked Bonds
1.250%, 11/22/27 TIPS (m)		2,135,350	2,862,530
0.125%, 8/10/28 TIPS (m)		1,187,248	1,565,691
0.125%, 8/10/31 TIPS (m)		776,287	987,374
1.250%, 11/22/32 TIPS (m)		343,532	456,739
0.750%, 11/22/33 TIPS (m)		890,608	1,128,556
2.000%, 1/26/35 TIPS (m)		400,000	1,284,335
1.125%, 9/22/35 TIPS (m)	GBP	212,034	268,772
0.125%, 11/22/36 TIPS (m)		1,035,925	1,161,116
1.125%, 11/22/37 TIPS (m)		819,608	1,004,272
0.625%, 3/22/40 TIPS (m)		956,945	1,048,373
0.125%, 8/10/41 TIPS (m)		813,841	801,205
0.625%, 11/22/42 TIPS (m)		1,072,742	1,117,775
0.125%, 3/22/44 TIPS (m)		1,025,646	934,472
0.125%, 3/22/46 TIPS (m)		577,096	499,482
0.750%, 11/22/47 TIPS (m)		1,097,003	1,068,148
0.125%, 8/10/48 TIPS (m)		723,859	592,601
0.500%, 3/22/50 TIPS (m)		835,013	734,479
0.125%, 3/22/51 TIPS (m)		281,798	217,616
0.250%, 3/22/52 TIPS (m)		731,041	576,662
1.250%, 11/22/54 TIPS (m)		656,766	675,939
1.250%, 11/22/55 TIPS (m)		519,135	532,164
0.125%, 11/22/56 TIPS (m)		320,714	225,335
0.125%, 3/22/58 TIPS (m)		343,326	236,241
0.375%, 3/22/62 TIPS (m)		911,992	663,690
0.125%, 11/22/65 TIPS (m)		596,696	368,289
0.125%, 3/22/68 TIPS (m)		738,518	445,721
0.125%, 3/22/73 TIPS (m)		134,406	84,016
United Arab Emirates Government Bond
4.875%, 4/30/29 (m)		$200,000	201,148
United Mexican States
5.625%, 9/22/35		200,000	195,150

Total Foreign Government Securities			69,819,966

Mortgage-Backed Securities (14.5%)
FNMA UMBS
6.500%, 12/1/53		73,052	75,680
FNMA/FHLMC UMBS, 30 Year, Single Family
4.000%, 7/25/56 TBA		2,500,000	2,339,844
5.000%, 7/25/56 TBA		6,000,000	5,903,437
5.500%, 7/25/56 TBA		1,900,000	1,908,016
4.500%, 8/25/56 TBA		2,900,000	2,781,734
GNMA
3.000%, 7/15/56 TBA		3,000,000	2,666,250

Total Mortgage-Backed Securities			15,674,961

Supranational (3.0%)
European Union
3.375%, 12/12/35 (m)(z)	EUR	1,000,000	1,157,954
3.250%, 12/12/36 (m)(z)		1,000,000	1,136,173
4.000%, 10/12/55 (m)(z)		800,000	909,510

Total Supranational			3,203,637

U.S. Treasury Obligations (57.9%)
U.S. Treasury Inflation Linked Bonds
1.750%, 1/15/28 TIPS		$1,266,927	1,258,420
3.875%, 4/15/29 TIPS		1,012,875	1,063,851
2.125%, 2/15/40 TIPS		493,043	477,635
2.125%, 2/15/41 TIPS		927,627	890,266
0.750%, 2/15/42 TIPS		1,901,202	1,458,430
0.625%, 2/15/43 TIPS (w)		398,329	292,217
1.375%, 2/15/44 TIPS		2,043,341	1,678,170
0.750%, 2/15/45 TIPS		2,446,583	1,748,711
1.000%, 2/15/46 TIPS		2,361,206	1,744,847
0.875%, 2/15/47 TIPS		1,134,015	803,081

See Notes to Financial Statements.

1110

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
1.000%, 2/15/48 TIPS	$952,081	$682,548
0.250%, 2/15/50 TIPS	259,064	147,157
0.125%, 2/15/51 TIPS	460,483	245,710
1.500%, 2/15/53 TIPS (w)	336,096	257,355
2.125%, 2/15/54 TIPS	1,410,630	1,242,190
2.375%, 2/15/55 TIPS	105,537	97,945
U.S. Treasury Inflation Linked Notes
0.375%, 1/15/27 TIPS (z)	3,694,728	3,646,021
0.125%, 4/15/27 TIPS	353,841	346,957
0.375%, 7/15/27 TIPS	803,220	789,852
1.625%, 10/15/27 TIPS	1,461,460	1,454,498
0.500%, 1/15/28 TIPS (z)	3,079,555	3,001,246
0.750%, 7/15/28 TIPS	2,414,576	2,361,801
2.375%, 10/15/28 TIPS	978,534	989,448
0.875%, 1/15/29 TIPS	92,322	89,844
2.125%, 4/15/29 TIPS	538,330	540,182
0.250%, 7/15/29 TIPS	1,390,440	1,326,780
1.625%, 10/15/29 TIPS (z)	4,021,768	3,997,413
0.125%, 1/15/30 TIPS	1,294,370	1,216,201
1.625%, 4/15/30 TIPS (z)	4,812,290	4,757,051
0.125%, 7/15/30 TIPS	558,514	522,210
1.125%, 10/15/30 TIPS	720,671	700,445
0.125%, 7/15/31 TIPS (z)	5,752,868	5,288,164
0.125%, 1/15/32 TIPS	1,081,224	980,013
0.625%, 7/15/32 TIPS (z)	4,011,630	3,723,285
1.125%, 1/15/33 TIPS	1,676,970	1,589,446
1.375%, 7/15/33 TIPS (z)	2,850,926	2,741,125
1.750%, 1/15/34 TIPS	650,028	636,719
1.875%, 7/15/34 TIPS (z)	2,441,013	2,412,055
2.125%, 1/15/35 TIPS	2,110,480	2,111,925
1.875%, 7/15/35 TIPS (z)	3,422,529	3,356,656

Total U.S. Treasury Obligations		62,667,870

Total Long-Term Debt Securities (147.5%)
(Cost $168,177,247)		159,679,680

Total Investments in Securities (147.5%)
(Cost $168,177,247)		159,679,680
Other Assets Less Liabilities (-47.5%)		(51,387,768)

Net Assets (100%)		$108,291,912

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2026, the market value of these securities amounted to $2,743,020 or 2.5% of net assets.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2026. Maturity date disclosed is the ultimate maturity date.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2026.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the market value or fair value, as applicable, of these securities amounted to $66,399,852 or 61.3% of net assets.

(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $63,329.
(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLO	— Collateralized Loan Obligation
COP	— Colombian Peso
CPI	— Consumer Price Index
DKK	— Denmark Krone
EUR	— European Currency Unit
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
JPY	— Japanese Yen
NZD	— New Zealand Dollar
OAT	— Obligations Assimilables du Trésor
PEN	— Peruvian Sol
SEK	— Swedish Krona
TBA	— To Be Announced; Security is subject to delayed delivery
TIPS	— Treasury Inflation Protected Security
TRY	— Turkish Lira
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar
ZAR	— South African Rand

Country Diversification As a Percentage of Total Net Assets
Australia	4.0%
Canada	1.4
Chile	0.4
Colombia	0.1
Denmark	0.3
France	10.5
Germany	1.1
Ireland	1.5
Italy	8.8
Japan	4.6
Mexico	0.2
Netherlands	0.2
New Zealand	0.4
Peru	0.1
Poland	0.1
Romania	0.9
Spain	6.8
Supranational	3.0
Sweden	0.2
United Arab Emirates	0.2
United Kingdom	29.0
United States	73.7
Cash and Other	(47.5)

100.0%

See Notes to Financial Statements.

1111

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-BTP	29	9/2026	EUR	3,954,710	52,269
Long Gilt	3	9/2026	GBP	354,998	(308)
Short-Term Euro-BTP	42	9/2026	EUR	5,137,244	11,628
U.S. Treasury Long Bond	8	9/2026	USD	908,000	22,301

					85,890

Short Contracts
Australia 10 Year Bond	(19)	9/2026	AUD	(1,444,611)	(20,048)
Canada 10 Year Bond	(3)	9/2026	CAD	(256,182)	(1,591)
Euro-Bobl	(4)	9/2026	EUR	(527,333)	(2,156)
Euro-Buxl	(21)	9/2026	EUR	(2,668,679)	(44,185)
Euro-OAT	(43)	9/2026	EUR	(5,894,833)	(16,655)
Euro-Schatz	(25)	9/2026	EUR	(3,026,747)	(3,652)
Japan 10 Year Bond	(3)	9/2026	JPY	(2,357,453)	(6,273)
U.S. Treasury 2 Year Note	(36)	9/2026	USD	(7,420,781)	4,175
U.S. Treasury 5 Year Note	(55)	9/2026	USD	(5,887,578)	(18,113)
U.S. Treasury 10 Year Ultra Note	(70)	9/2026	USD	(7,872,812)	(102,904)
U.S. Treasury Ultra Bond	(26)	9/2026	USD	(3,020,062)	(51,715)

					(263,117)

					(177,227)

Forward Foreign Currency Contracts outstanding as of June 30, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	2,130,022	USD	1,496,853	Goldman Sachs Bank USA	7/2/2026	5,013
USD	915,405	AUD	1,274,294	Barclays Bank plc	7/2/2026	33,147
USD	3,556,436	AUD	4,988,706	JPMorgan Chase Bank	7/2/2026	102,506
USD	1,586,182	CAD	2,189,530	Barclays Bank plc	7/2/2026	42,357
USD	263,639	DKK	1,689,074	JPMorgan Chase Bank	7/2/2026	5,436
USD	30,089,002	EUR	25,799,762	Bank of America	7/2/2026	610,194
USD	4,303,905	EUR	3,680,601	Goldman Sachs Bank USA	7/2/2026	98,451
USD	315,889	EUR	271,000	JPMorgan Chase Bank	7/2/2026	6,244
USD	27,797,865	GBP	20,714,228	JPMorgan Chase Bank	7/2/2026	321,477
USD	3,615,573	JPY	575,103,888	Bank of America	7/2/2026	78,540
USD	1,509,772	JPY	239,845,690	Goldman Sachs Bank USA	7/2/2026	34,660
USD	494,985	NZD	837,000	Barclays Bank plc	7/2/2026	19,611
USD	1,023,128	SEK	9,461,945	Bank of America	7/2/2026	47,303
TRY	2,930,305	USD	61,666	Barclays Bank plc	7/20/2026	225
COP	318,872,259	USD	91,688	Goldman Sachs Bank USA**	7/21/2026	1,173
TRY	483,541	USD	10,015	Barclays Bank plc	7/21/2026	189
USD	35	COP	120,610	Bank of America**	7/21/2026	–	#
ZAR	1,770,219	USD	107,617	Barclays Bank plc	7/21/2026	276
TRY	1,206,647	USD	25,407	Barclays Bank plc	7/22/2026	33
TRY	11,170,449	USD	234,765	Goldman Sachs Bank USA	7/23/2026	540
USD	5,041,757	JPY	812,863,298	Barclays Bank plc	8/4/2026	28,645
COP	1,058,921,440	USD	268,401	Bank of America**	9/16/2026	35,767
COP	123,459	USD	35	Bank of America**	10/26/2026	–	#

Total unrealized appreciation						1,471,787

See Notes to Financial Statements.

1112

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	89,000	USD	102,966	Bank of America	7/2/2026	(1,275)
EUR	2,776,000	USD	3,237,454	JPMorgan Chase Bank	7/2/2026	(65,596)
GBP	329,000	USD	441,457	JPMorgan Chase Bank	7/2/2026	(5,055)
JPY	814,999,994	USD	5,041,757	Barclays Bank plc	7/2/2026	(29,303)
SEK	7,665,000	USD	828,504	JPMorgan Chase Bank	7/2/2026	(38,001)
USD	83,727	COP	318,510,067	Goldman Sachs Bank USA**	7/21/2026	(9,029)
ZAR	2,047,589	USD	126,062	Barclays Bank plc	7/21/2026	(1,265)
ZAR	952,146	USD	58,818	Deutsche Bank AG	7/21/2026	(786)
BRL	885,443	USD	173,473	Goldman Sachs Bank USA**	8/4/2026	(3,350)
USD	41,839	CAD	59,340	Barclays Bank plc	8/4/2026	(66)
USD	1,496,853	CAD	2,126,995	Goldman Sachs Bank USA	8/4/2026	(5,211)
USD	257,383	DKK	1,686,082	JPMorgan Chase Bank	8/4/2026	(837)
USD	30,659,327	EUR	26,886,363	Barclays Bank plc	8/4/2026	(104,835)
USD	26,975,100	GBP	20,385,228	JPMorgan Chase Bank	8/4/2026	(64,299)
USD	473,981	NZD	837,000	Barclays Bank plc	8/4/2026	(1,955)
USD	184,907	SEK	1,798,779	Goldman Sachs Bank USA	8/4/2026	(956)
BRL	99,734	USD	19,376	Goldman Sachs Bank USA**	9/2/2026	(349)
USD	182,637	COP	701,595,289	Bank of America**	9/16/2026	(18,892)
USD	246,027	PEN	854,158	Deutsche Bank AG**	11/12/2026	(2,586)
USD	27,243	COP	98,993,797	Goldman Sachs Bank USA**	11/17/2026	(772)
USD	64,445	COP	229,393,615	Goldman Sachs Bank USA**	11/23/2026	(377)

Total unrealized depreciation						(354,795)

Net unrealized appreciation						1,116,992

**	Non-deliverable forward.
#	Value is less than zero.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$2,956,739	$—	$2,956,739
Collateralized Mortgage Obligations	—	3,257,227	—	3,257,227
Corporate Bonds
Communication Services	—	199,432	—	199,432
Financials	—	62,511	—	62,511
Industrials	—	1,627,197	—	1,627,197
Materials	—	210,140	—	210,140
Foreign Government Securities	—	69,819,966	—	69,819,966
Forward Currency Contracts	—	1,471,787	—	1,471,787
Futures	90,373	—	—	90,373
Mortgage-Backed Securities	—	15,674,961	—	15,674,961
Supranational	—	3,203,637	—	3,203,637
U.S. Treasury Obligations	—	62,667,870	—	62,667,870

Total Assets	$90,373	$161,151,467	$—	$161,241,840

See Notes to Financial Statements.

1113

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Forward Currency Contracts	$—	$(354,795)	$—	$(354,795)
Futures	(267,600)	—	—	(267,600)

Total Liabilities	$(267,600)	$(354,795)	$—	$(622,395)

Total	$(177,227)	$160,796,672	$—	$160,619,445

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$90,373	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	1,471,787

Total		$1,562,160

	Liability Derivatives
Interest rate contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(267,600	)*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(354,795)

Total		$(622,395)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$788,179	$—	$788,179
Foreign exchange contracts	—	336,680	336,680

Total	$788,179	$336,680	$1,124,859

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(358,893)	$—	$(358,893)
Foreign exchange contracts	—	2,308,818	2,308,818

Total	$(358,893)	$2,308,818	$1,949,925

(1)	Included in Realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

1114

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

^	The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$15,903,000
Average notional value of contracts — short	49,595,000
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$21,538,000
Average settlement value sold — in USD	117,730,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2026:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received*	Net Amount Due from Counterparty
Bank of America	$771,804	$(20,167)	$(751,637)	$—
Barclays Bank plc	124,483	(124,483)	—	—
Goldman Sachs Bank USA	139,837	(20,044)	—	119,793
JPMorgan Chase Bank	435,663	(173,788)	(261,875)	—

Total	$1,471,787	$(338,482)	$(1,013,512)	$119,793

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$20,167	$(20,167)	$—	$—
Barclays Bank plc	137,424	(124,483)	—	12,941
Deutsche Bank AG	3,372	—	—	3,372
Goldman Sachs Bank USA	20,044	(20,044)	—	—
JPMorgan Chase Bank	173,788	(173,788)	—	—

Total	$354,795	$(338,482)	$—	$16,313

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
*	The table above does not include the additional collateral received from the counterparty. Total additional collateral received is $266,488.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settle date of Sell Contract Borrowing Date	Buy contract Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
Barclays Bank PLC	2.31%	6/10/2026	7/2/2026	$(1,119,794)	$(1,118,357)
Barclays Bank PLC	2.31	6/10/2026	7/2/2026	(887,617)	(885,584)
Barclays Bank PLC	2.25	6/10/2026	7/2/2026	(1,142,691)	(1,141,072)
BNP Paribas	3.72	6/4/2026	7/2/2026	(3,660,966)	(3,670,461)
BNP Paribas	3.72	6/4/2026	7/2/2026	(422,494)	(423,238)
BNP Paribas	3.72	6/4/2026	7/2/2026	(2,414,148)	(2,417,505)
BNP Paribas	3.72	6/4/2026	7/2/2026	(4,781,736)	(4,789,535)
BNP Paribas	3.72	6/4/2026	7/2/2026	(3,358,347)	(3,362,977)
BNP Paribas	2.28	6/10/2026	7/2/2026	(2,530,641)	(2,527,016)
BNP Paribas	3.73	6/16/2026	7/2/2026	(1,451,458)	(1,454,175)
BNP Paribas	3.76	6/24/2026	7/2/2026	(5,246,766)	(5,250,459)
BNP Paribas	3.76	6/24/2026	7/2/2026	(3,692,181)	(3,694,381)
BNP Paribas	3.76	6/24/2026	7/2/2026	(3,456,041)	(3,457,469)
BNP Paribas	3.75	7/1/2026	7/2/2026	(5,284,998)	(5,288,710)
BNP Paribas	3.75	7/1/2026	7/2/2026	(1,806,935)	(1,808,013)
BNP Paribas	3.75	7/1/2026	7/2/2026	(3,995,061)	(3,996,713)

See Notes to Financial Statements.

1115

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Counterparty	Borrowing Rate	Settle date of Sell Contract Borrowing Date	Buy contract Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
Morgan Stanley & Co. International PLC	3.89%	6/5/2026	7/2/2026	$(968,080)	$(973,688)
Morgan Stanley & Co. International PLC	3.93	6/5/2026	7/2/2026	(392,153)	(392,038)
Morgan Stanley & Co. International PLC	3.93	6/5/2026	7/2/2026	(4,238,655)	(4,236,094)

					$(50,887,485)

(1)	The average amount of borrowings while outstanding for 181 days during the six months ended June 30, 2026, was approximately $59,460,000 at a weighted average interest rate of 3.55%.
(2)	Payable for sale-buyback transactions includes $36,723 of deferred price drop on sale-buyback transactions.

	June 30, 2026
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Notes	$—	$(39,613,634)	$—	$—	$(39,613,634)
Foreign Bond	—	(11,273,851)	—	—	(11,273,851)

Total Borrowings	$—	$(50,887,485)	$—	$—	$(50,887,485)

Gross amount of recognized liabilities for sale-buybacks					$(50,887,485)

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of June 30, 2026:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
BNP Paribas	$(42,140,650)	$34,351,337	$—	$(7,789,313)
Barclays Bank PLC	(3,145,013)	2,803,813	—	(341,200)
Morgan Stanley & Co. International PLC	(5,601,823)	4,249,869	—	(1,351,954)

	$(50,887,486)	$41,405,019	$—	$(9,482,467)

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$277,054,810
Long-term U.S. government debt securities	(84,966,130)

$192,088,680

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$292,643,503
Long-term U.S. government debt securities	(79,414,016)

$213,229,487

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,932,794
Aggregate gross unrealized depreciation	(23,183,697)

Net unrealized depreciation	$(15,250,903)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$175,870,348

See Notes to Financial Statements.

1116

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES June 30, 2026 (Unaudited)
ASSETS
Investments in Securities, at value (Cost $168,177,247)	$159,679,680
Cash	909,543
Foreign cash (Cost $438,260)	315,364
Cash held as collateral at broker for futures	691,000
Cash held as collateral for forward foreign currency contracts	1,280,000
Receivable for forward settling transactions	13,478,102
Receivable for securities sold	12,734,716
Unrealized appreciation on forward foreign currency contracts	1,471,787
Dividends, interest and other receivables	537,688
Due from broker for futures variation margin	147,442
Receivable for Portfolio shares sold	31,094
Other assets	1,106

Total assets	191,277,522

LIABILITIES
Payable for sale-buyback financing transactions	50,887,485
Payable for forward settling transactions	28,998,662
Payable for return of cash collateral on forward foreign currency contracts	2,560,000
Unrealized depreciation on forward foreign currency contracts	354,795
Investment management fees payable	27,595
Payable for Portfolio shares repurchased	27,245
Distribution fees payable – Class IB	18,074
Administrative fees payable	7,976
Trustees’ fees payable	60
Accrued expenses	103,718

Total liabilities	82,985,610

Commitments and contingent liabilities^
NET ASSETS	$108,291,912

Net assets were comprised of:
Paid in capital	$127,166,267
Total distributable earnings (loss)	(18,874,355)

Net assets	$108,291,912

Class IB
Net asset value, offering and redemption price per share, $88,134,885 / 11,266,963 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.82

Class K
Net asset value, offering and redemption price per share, $20,157,027 / 2,548,931 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.91

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest (net of $224 foreign withholding tax)	$2,994,709
Dividends	1,844

Total income	2,996,553

EXPENSES
Interest expense	1,029,225
Investment management fees	322,339
Distribution fees – Class IB	108,945
Administrative fees	48,226
Professional fees	46,537
Custodian fees	40,019
Printing and mailing expenses	10,160
Trustees’ fees	1,684
Miscellaneous	8,517

Gross expenses	1,615,652
Less: Waiver from investment manager	(155,093)

Net expenses	1,460,559

NET INVESTMENT INCOME (LOSS)	1,535,994

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(81,586)
Futures contracts	788,179
Forward foreign currency contracts	336,680
Foreign currency transactions	(873,474)

Net realized gain (loss)	169,799

Change in unrealized appreciation (depreciation) on:
Investments in securities	(2,341,505)
Futures contracts	(358,893)
Forward foreign currency contracts	2,308,818
Foreign currency translations	624,080

Net change in unrealized appreciation (depreciation)	232,500

NET REALIZED AND UNREALIZED GAIN (LOSS)	402,299

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,938,293

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,535,994	$1,605,427
Net realized gain (loss)	169,799	(4,532,758)
Net change in unrealized appreciation (depreciation)	232,500	8,573,441

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,938,293	5,646,110

Distributions to shareholders:
Class IB	—	(1,203,893)
Class K	—	(267,767)

Total distributions to shareholders	—	(1,471,660)

Tax return of capital:
Class IB	—	(892)
Class K	—	(199)

Total tax return of capital	—	(1,091)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 793,539 and 1,386,743 shares, respectively ]	6,173,299	10,531,359
Capital shares issued in reinvestment of dividends [ 0 and 158,108 shares, respectively ]	—	1,204,785
Capital shares repurchased [ (844,675) and (2,013,573) shares, respectively ]	(6,571,960)	(15,268,498)

Total Class IB transactions	(398,661)	(3,532,354)

Class K
Capital shares sold [ 15,711 and 633,370 shares, respectively ]	123,733	4,868,672
Capital shares issued in reinvestment of dividends [ 0 and 34,846 shares, respectively ]	—	267,966
Capital shares repurchased [ (143,954) and (365,917) shares, respectively ]	(1,130,009)	(2,800,861)

Total Class K transactions	(1,006,276)	2,335,777

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,404,937)	(1,196,577)

TOTAL INCREASE (DECREASE) IN NET ASSETS	533,356	2,976,782
NET ASSETS:
Beginning of period	107,758,556	104,781,774

End of period	$108,291,912	$107,758,556

See Notes to Financial Statements.

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STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2026

INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase/(decrease) in net assets from operations	$1,938,293
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided (used) by operating activities:
Purchase of investments in securities	(315,063,908)
Proceeds from disposition of investments in securities	319,041,285
Increase in payable for forward settling transactions	2,575,435
Increase in receivable for forward settling transactions	(3,972,289)
Change in unrealized (appreciation) depreciation on investments in securities	2,341,505
Change in unrealized (appreciation) depreciation on forward foreign currency contracts	(2,306,884)
Net realized (gain) loss on investments in securities	81,586
Net amortization (accretion) of income	(422,183)
Increase in payable for return of cash collateral on forward foreign currency contracts	2,560,000
Increase in investment management fees payable	871
Increase in accrued expenses	761
Decrease in administrative fees payable	(258)
Decrease in trustees’ fees payable	(311)
Decrease in distribution fees payable – Class IB	(429)
Increase in other assets	(647)
Increase in due from broker for futures variation margin	(11,592)
Increase in dividends, interest and other receivables	(148,233)

Net cash provided (used) by operating activities	6,613,002

Cash flows provided (used) by financing activities:
Proceeds from shares sold	6,297,877
Payment for shares repurchased	(7,748,803)
Proceeds from sale-buyback transactions	462,366,425
Payments on sale-buyback transactions	(462,735,029)
Decrease in payable for sale-buyback financing transactions	(2,884,186)

Net cash provided (used) by financing activities	(4,703,716)

Effect of exchange rate changes on cash	(1,934)

Net increase/(decrease) in cash	1,907,352

Cash, foreign currency and restricted cash:
Beginning of period	1,288,555

End of period	$3,195,907

Supplemental disclosure of cash flow information:

For the six months ended June 30, 2026, the Portfolio paid $1,029,255 in interest expense.

Reconciliation of cash and restricted cash to the Statement of Assets and Liabilities:

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Cash	$909,543	$102,056
Foreign cash	315,364	536,868
Cash held as collateral at broker for futures	691,000	649,631
Cash held as collateral for forward foreign currency contracts	1,280,000	—

Total cash, foreign cash and restricted cash shown in the statement of cash flows	$3,195,907	$1,288,555

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$7.69		$7.39	$7.45	$7.30	$9.72	$10.78

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.11	0.03	0.11	0.49	0.21
Net realized and unrealized gain (loss)	0.02		0.30	(0.05)	0.18	(2.04)	0.21

Total from investment operations	0.13		0.41	(0.02)	0.29	(1.55)	0.42

Less distributions:
Dividends from net investment income	—		(0.11)	(0.04)	— #	(0.84)	(0.56)
Distributions from net realized gains	—		—	—	(0.04)	(0.03)	(0.41)
Tax return of capital	—		— #	—	(0.10)	—	(0.51)

Total dividends and distributions	—		(0.11)	(0.04)	(0.14)	(0.87)	(1.48)

Net asset value, end of period	$7.82		$7.69	$7.39	$7.45	$7.30	$9.72

Total return (b)(y)	1.69%		5.52%	(0.29)%	4.09%	(16.10)%	4.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$88,135		$86,984	$87,107	$92,276	$95,592	$115,131
Ratio of expenses to average net assets:
After waivers (a)(f)(h)	2.77%		2.74%	2.57%	2.36%	1.31%	0.92%
Before waivers (a)(f)(h)	3.05%		3.04%	2.85%	2.65%	1.53%	1.10%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	2.82%		1.48%	0.45%	1.52%	5.60%	1.94%
Before waivers (a)(g)	2.53%		1.18%	0.17%	1.23%	5.38%	1.76%
Portfolio turnover rate ^	111	%(z)	175%	140%	90%	82%	113%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022	2021
Net asset value, beginning of period	$7.76		$7.44	$7.50	$7.35	$9.79	$10.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.13	0.06	0.13	0.51	0.23
Net realized and unrealized gain (loss)	0.03		0.30	(0.06)	0.18	(2.06)	0.22

Total from investment operations	0.15		0.43	— #	0.31	(1.55)	0.45

Less distributions:
Dividends from net investment income	—		(0.11)	(0.06)	— #	(0.86)	(0.61)
Distributions from net realized gains	—		—	—	(0.04)	(0.03)	(0.41)
Tax return of capital	—		— #	—	(0.12)	—	(0.51)

Total dividends and distributions	—		(0.11)	(0.06)	(0.16)	(0.89)	(1.53)

Net asset value, end of period	$7.91		$7.76	$7.44	$7.50	$7.35	$9.79

Total return (b)(y)	1.93%		5.75%	(0.04)%	4.31%	(15.97)%	4.29%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,157		$20,775	$17,675	$19,189	$19,288	$25,257
Ratio of expenses to average net assets:
After waivers (a)(f)(h)	2.52%		2.49%	2.32%	2.11%	1.06%	0.67%
Before waivers (a)(f)(h)	2.80%		2.79%	2.60%	2.40%	1.28%	0.85%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	3.03%		1.69%	0.75%	1.74%	5.80%	2.13%
Before waivers (a)(g)	2.74%		1.39%	0.47%	1.45%	5.58%	1.94%
Portfolio turnover rate ^	111	%(z)	175%	140%	90%	82%	113%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(h)

For the six months ended June 30, 2026, includes interest expense of 1.92% for each class. Includes interest expense of 1.89%, 1.72%, 1.51%, 0.42% and 0.02% for the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively for each class.

(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.7%)
37 Capital CLO 1 Ltd.,
Series 2021-1A AR 4.953%, 10/15/34 (l)§		$400,000	$400,137
ACREC LLC,
Series 2026-FL5 A 4.950%, 7/18/43 (l)§		400,000	400,625
Arbour CLO VI DAC,
Series 6A AR 3.433%, 11/15/37 (l)§	EUR	400,000	457,671
Argent Mortgage Loan Trust,
Series 2005-W1 A1 4.243%, 5/25/35 (l)		$11,935	10,874
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-HE1 M4 5.330%, 1/25/35 (l)		309,016	309,170
BlueMountain CLO Ltd.,
Series 2016-3A A1R2 4.851%, 11/15/30 (l)§		18,278	18,281
C-Bass Trust,
Series 2006-CB9 A1 3.883%, 11/25/36 (l)		1,464	627
CIT Mortgage Loan Trust,
Series 2007-1 1M1 5.263%, 10/25/37 (l)§		113,324	112,694
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A 3.923%, 1/25/37 (l)		2,886	2,072
Countrywide Asset-Backed Certificates,
Series 2006-19 2A3 4.263%, 3/25/37 (l)		9,990	9,935
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB3 M4 3.501%, 6/25/35 (l)		17,415	16,793
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1 4.503%, 8/25/47 (l)		6,701	6,570
Ellington Loan Acquisition Trust,
Series 2007-1 A1 4.863%, 5/25/37 (l)§		9,469	9,280
First Franklin Mortgage Loan Trust,
Series 2005-FF12 M2 4.468%, 11/25/36 (l)		53,668	50,870
Fremont Home Loan Trust,
Series 2006-C 1A1 4.033%, 10/25/36 (l)		21,551	19,519
GSAMP Trust,
Series 2007-FM1 A2A 3.903%, 12/25/36 (l)		2,394	1,029
INCREF LLC,
Series 2026-FL2 A 5.120%, 12/19/43 (l)§		400,000	400,499
IndyMac INDB Mortgage Loan Trust,
Series 2006-1 A1 3.903%, 7/25/36 (l)		16,187	4,655
Jamestown CLO XVIII Ltd.,
Series 2022-18A A1R 4.937%, 7/25/35 (l)§		400,000	400,013
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B M2 7.170%, 4/15/40 (l)		30,230	28,623
Lehman XS Trust,
Series 2006-7 1A1A 4.083%, 5/25/36 (l)		18,720	17,973
Series 2006-8 3A4 4.421%, 6/25/36 (e)		7,425	7,294
Series 2007-20N A1 6.063%, 12/25/37 (l)		17,108	18,981
Madison Park Funding XXXIX Ltd.,
Series 2021-39A ARR 4.660%, 10/22/34 (l)§		400,000	400,034
Merrill Lynch Life Agency, Inc.,
4.003%, 2/25/37 (l)		8,084	2,166
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4 A2A 3.923%, 9/25/37 (l)		487	91
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE8 A2D 3.983%, 10/25/36 (l)		626,588	262,177
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2 A1 3.813%, 11/25/36 (l)		299	94
OZLM XXIV Ltd.,
Series 2019-24A A1AR 5.097%, 7/20/32 (l)§		16,792	16,793
Palmer Square European Loan Funding DAC,
Series 2023-3A AR 3.253%, 5/15/33 (l)§	EUR	86,182	98,502
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WCW2 M3 4.813%, 10/25/34 (l)		$23,416	23,266
Series 2005-WHQ4 M2 4.498%, 9/25/35 (l)		3,276	3,235
Renaissance Home Equity Loan Trust,
Series 2002-3 A 4.523%, 12/25/32 (l)		1,307	1,213
Saxon Asset Securities Trust,
Series 2007-3 1A 4.073%, 9/25/37 (l)		17,295	16,595
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C 4.083%, 7/25/36 (l)		147,751	47,189
Series 2007-HE1 A2A 3.883%, 12/25/36 (l)		9,585	1,854
Soundview Home Equity Loan Trust,
3.983%, 2/25/37 (l)		486,346	122,804
Soundview Home Loan Trust,
Series 2006-NLC1 A1 3.883%, 11/25/36 (l)§		1,552	401
United States Small Business Administration,
Series 2008-20H 1 6.020%, 8/1/28		967	973
Voya Euro CLO II DAC,
Series 2A AR 3.164%, 7/15/35 (l)§	EUR	400,000	457,254

Total Asset-Backed Securities			4,158,826

Collateralized Mortgage Obligations (7.5%)
Alliance Bancorp Trust,
Series 2007-OA1 A1 4.243%, 7/25/37 (l)		$17,945	16,171

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Alternative Loan Trust,
Series 2005-62 2A1 4.744%, 12/25/35 (l)		$544	$478
Series 2006-OA11 A1B 4.143%, 9/25/46 (l)		33,487	33,260
Series 2006-OA19 A1 3.934%, 2/20/47 (l)		5,628	4,594
Series 2007-1T1 1A1 6.000%, 3/25/37		94,400	28,968
Series 2007-4CB 1A35 6.000%, 4/25/37		22,462	18,903
Series 2007-OA7 A1A 4.123%, 5/25/47 (l)		2,243	2,099
Banc of America Funding Trust,
Series 2006-A 1A1 5.608%, 2/20/36 (l)		1,670	1,597
Series 2006-J 2A1 4.239%, 1/20/47 (l)		47,143	40,752
Series 2006-J 4A1 4.727%, 1/20/47 (l)		1,649	1,440
Banc of America Mortgage Trust,
Series 2005-E 2A1 4.779%, 6/25/35 (l)		307	274
Series 2006-A 2A1 4.288%, 2/25/36 (l)		1,831	1,664
Bear Stearns ALT-A Trust,
Series 2005-7 22A1 4.642%, 9/25/35 (l)		16,045	8,211
Series 2006-2 23A1 3.940%, 3/25/36 (l)		5,624	4,636
Bear Stearns ARM Trust,
Series 2004-10 13A1 4.974%, 1/25/35 (l)		1,407	1,361
Series 2005-1 2A1 4.590%, 3/25/35 (l)		2,294	2,139
Series 2005-9 A1 6.420%, 10/25/35 (l)		2,747	2,657
Series 2006-2 3A2 4.073%, 7/25/36 (l)		2,260	1,953
CHL Mortgage Pass-Through Trust,
Series 2005-19 1A6 5.500%, 8/25/35		630	443
Series 2005-9 1A3 4.223%, 5/25/35 (l)		111,698	98,880
Series 2006-6 A4 6.000%, 4/25/36		9,716	4,533
Series 2006-HYB3 3A1B 3.961%, 5/20/36 (l)		1,476	1,420
Series 2007-1 A1 6.000%, 3/25/37		30,501	12,288
Citigroup Mortgage Loan Trust,
Series 2006-AR1 2A1 6.050%, 3/25/36 (l)		1,828	1,821
Series 2007-10 22AA 4.445%, 9/25/37 (l)		4,486	4,313
CSMC Mortgage-Backed Trust,
Series 2007-6 A1 6.420%, 10/25/37 (l)		102,106	57,293
CSMC Trust,
Series 2007-4R 1A1 4.909%, 10/26/36 (l)§		3,095	2,867
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1 3.863%, 10/25/36 (l)		113	96
Eurosail-UK plc,
Series 2007-3X A3A 4.805%, 6/13/45 (l)(m)	GBP	4,857	6,440
Series 2007-3X A3C 4.805%, 6/13/45 (l)(m)		2,157	2,861
FHLMC,
Series 278 F1 4.157%, 9/15/42 STRIPS (l)		$36,275	35,872
Series 5584 DF 4.528%, 10/25/55 (l)		849,323	854,237
FHLMC Structured Pass-Through Certificates,
Series T-32 A1 4.023%, 8/25/31 (l)		190	191
Series T-62 1A1 4.944%, 10/25/44 (l)		19,711	18,302
Series T-63 1A1 4.944%, 2/25/45 (l)		6,245	6,129
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1 5.315%, 6/25/34 (l)		1,348	1,350
Series 2006-FA8 1A7 6.000%, 2/25/37		9,184	3,070
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1 5.737%, 8/25/35 (l)		2,723	1,759
FNMA,
Series 2003-W8 3F2 4.092%, 5/25/42 (l)		435	434
Series 2004-63 FA 3.877%, 8/25/34 (l)		88	86
Series 2006-30 KF 4.182%, 5/25/36 (l)		146	145
Series 2006-5 3A2 6.039%, 5/25/35 (l)		1,165	1,186
Series 2007-63 FC 4.092%, 7/25/37 (l)		39	39
Series 2025-47 FJ 4.658%, 6/25/55 (l)		337,158	339,567
GNMA,
Series 2017-H10 FB 4.898%, 4/20/67 (l)		15,192	15,302
Series 2018-H15 FG 4.927%, 8/20/68 (l)		77,590	77,882
Series 2023-H09 FA 4.409%, 4/20/73 (l)		429,182	432,632
Series 2023-H15 FB 4.609%, 3/20/73 (l)		395,464	401,185
Series 2023-H19 FA 4.509%, 8/20/73 (l)		1,129,613	1,144,170
Series 2025-159 FJ 4.779%, 9/20/55 (l)		776,248	780,096
Series 2025-H19 DF 4.409%, 9/20/75 (l)		890,571	898,510
Series 2025-H22 F 4.389%, 10/20/75 (l)		881,973	888,231

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1 4.303%, 11/25/45 (l)	$2,431	$2,366
Series 2006-AR4 A6A 4.123%, 9/25/46 (l)	35,613	33,766
GreenPoint MTA Trust,
Series 2005-AR1 A2 4.203%, 6/25/45 (l)	1,511	1,300
GSR Mortgage Loan Trust,
Series 2004-12 3A6 5.147%, 12/25/34 (l)	1,661	1,563
Series 2005-AR1 1A1 6.449%, 1/25/35 (l)	633	607
Series 2005-AR4 6A1 4.807%, 7/25/35 (l)	715	689
Series 2005-AR6 2A1 4.837%, 9/25/35 (l)	1,330	1,276
HarborView Mortgage Loan Trust,
Series 2005-13 2A11 4.314%, 2/19/36 (l)	1,631	653
Series 2005-2 2A1A 4.194%, 5/19/35 (l)	642	625
Series 2005-9 2A1A 4.434%, 6/20/35 (l)	1,190	1,113
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1 2A1 4.755%, 11/25/35 (l)	534	629
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10 2A2A 4.543%, 5/25/34 (l)	172	163
Series 2004-AR11 2A 4.355%, 12/25/34 (l)	1,025	975
Series 2005-AR14 1A1A 4.323%, 7/25/35 (l)	3,035	2,162
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1 4.223%, 3/25/36 (l)	43,741	41,789
Series 2006-A7 1A4 4.223%, 12/25/36 (l)	17,659	16,905
JP Morgan Mortgage Trust,
Series 2005-A1 6T1 5.114%, 2/25/35 (l)	750	732
Series 2005-A6 2A1 5.923%, 8/25/35 (l)	1,132	1,121
Series 2005-A6 4A1 5.172%, 9/25/35 (l)	177	171
Series 2005-A6 7A1 5.088%, 8/25/35 (l)	1,272	1,063
Series 2007-A1 1A1 6.186%, 7/25/35 (l)	349	349
Series 2007-A1 3A3 4.834%, 7/25/35 (l)	1,448	1,385
Series 2008-R2 1A1 3.927%, 7/27/37 (l)§	5,506	5,093
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7 5.370%, 11/21/34 (l)	842	836
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1 4.440%, 11/15/31 (l)	357	348
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR 5A4 5.569%, 6/25/36 (l)	1,791	1,749
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1 4.180%, 12/15/30 (l)	315	309
New Residential Mortgage Loan Trust,
Series 2019-RPL2 A1 3.250%, 2/25/59 (l)§	21,701	21,074
Series 2019-RPL3 A1 2.750%, 7/25/59 (l)§	94,573	91,334
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates,
Series 2005-5 1A1D 4.523%, 12/25/35 (l)	73,712	73,269
RALI Trust,
Series 2005-QO1 A1 4.063%, 8/25/35 (l)	1,143	774
Series 2007-QH8 A 4.655%, 10/25/37 (l)	24,991	19,699
Residential Asset Securitization Trust,
Series 2005-A5 A3 4.163%, 5/25/35 (l)	14,730	8,543
Series 2006-A10 A5 6.500%, 9/25/36	8,173	2,235
Series 2007-A6 2A1 6.500%, 6/25/37	124,964	22,622
RFMSI Trust,
Series 2007-S6 1A10 6.000%, 6/25/37	3,394	2,754
Sequoia Mortgage Trust,
Series 2007-3 1A1 4.154%, 7/20/36 (l)	3,658	3,126
Series 5 A 4.454%, 10/19/26 (l)	155	155
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
5.923%, 2/25/34 (l)	581	563
Series 2004-19 2A1
5.144%, 1/25/35 (l)	1,058	988
Series 2005-17 3A1
4.343%, 8/25/35 (l)	865	745
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
4.414%, 10/19/34 (l)	365	354
Series 2005-AR5 A1
4.254%, 7/19/35 (l)	973	915
Series 2005-AR5 A2
4.254%, 7/19/35 (l)	405	395
Series 2005-AR5 A3
4.254%, 7/19/35 (l)	1,901	1,839
Series 2006-AR3 11A1
4.183%, 4/25/36 (l)	1,538	1,418
Series 2006-AR4 2A1
4.143%, 6/25/36 (l)	394	389
Towd Point Mortgage Trust,
Series 2019-HY2 A1
4.763%, 5/25/58 (l)§	8,758	8,907
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
4.944%, 11/25/42 (l)	112	108

See Notes to Financial Statements.

1124

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2005-AR14 2A1
4.679%, 12/25/35 (l)		$485	$453
Series 2006-AR3 A1A
4.744%, 2/25/46 (l)		1,236	1,149
Series 2006-AR7 3A
4.792%, 7/25/46 (l)		6,857	6,346
Series 2007-OA4 1A
4.514%, 5/25/47 (l)		2,933	2,533

Total Collateralized Mortgage Obligations			6,657,211

Commercial Mortgage-Backed Security (0.4%)
WSTN Trust,
Series 2023-MAUI A
6.518%, 7/5/37 (l)§		400,000	402,606

Total Commercial Mortgage-Backed Security			402,606

Corporate Bonds (1.2%)
Communication Services (0.3%)
Diversified Telecommunication Services (0.3%)
RD Michigan Property Owner I LLC
7.500%, 3/30/45§		300,000	299,148

Total Communication Services			299,148

Financials (0.5%)
Banks (0.5%)
Bank of America Corp.
Series FF (CME Term SOFR 3 Month + 3.19%), 5.875%, 3/15/28 (k)(y)		20,000	20,150
First Abu Dhabi Bank PJSC
(SOFR + 1.15%), 4.780%, 6/3/31 (k)§		200,000	200,224
QNB Finance Ltd.
(SOFR + 1.05%), 4.693%, 4/27/29 (k)§		200,000	198,580

Total Financials			418,954

Information Technology (0.4%)
IT Services (0.4%)
Beignet Investor LLC
6.581%, 5/30/49§		320,000	326,460

Total Information Technology			326,460

Total Corporate Bonds			1,044,562

Foreign Government Securities (8.6%)
Buoni Poliennali del Tesoro
0.100%, 5/15/33 TIPS (m)	EUR	857,157	897,976
1.800%, 5/15/36 TIPS (m)		745,976	855,548
Canada Government Bond
4.250%, 12/1/26 TIPS	CAD	267,886	191,912
Federative Republic of Brazil
4.000%, 4/23/30	EUR	100,000	114,403
French Republic
0.100%, 7/25/31 TIPS (m)		125,735	137,065
0.100%, 7/25/36 TIPS (m)		388,686	382,353
0.100%, 7/25/38 TIPS (m)		246,908	231,248
Japan Government Bond
3.400%, 12/20/55	JPY	70,000,000	392,392
Japan Government Bond CPI Linked
0.100%, 3/10/28 TIPS	JPY	122,065,600	753,642
0.100%, 3/10/29 TIPS		100,829,880	619,694
0.005%, 3/10/34 TIPS		95,069,700	560,392
Republic of Costa Rica
5.950%, 4/27/33§	EUR	100,000	120,704
State of Kuwait
4.804%, 4/20/33§		$200,000	199,314
U.K. Treasury Bonds
4.000%, 10/22/31 (m)	GBP	1,300,000	1,696,364
United Arab Emirates Government Bond
4.875%, 4/30/29§		$200,000	201,148
5.000%, 4/30/34§		200,000	202,850

Total Foreign Government Securities			7,557,005

Mortgage-Backed Securities (12.9%)
FHLMC UMBS 3.000%, 3/1/52		82,236	71,928
4.500%, 11/1/52		77,462	74,976
5.500%, 4/1/54		880,810	888,330
FNMA UMBS 3.500%, 2/1/48		79,047	72,881
3.000%, 12/1/51		775,049	677,905
4.000%, 10/1/52		882,730	829,905
FNMA/FHLMC UMBS, 30 Year, Single Family 4.000%, 7/25/56 TBA		2,400,000	2,246,250
4.500%, 7/25/56 TBA		2,400,000	2,304,000
5.000%, 7/25/56 TBA		700,000	688,734
5.500%, 7/25/56 TBA		600,000	602,531
6.000%, 8/25/56 TBA		900,000	917,051
GNMA 3.500%, 11/20/52		251,444	228,831
3.500%, 7/15/56 TBA		2,000,000	1,798,282

Total Mortgage-Backed Securities			11,401,604

U.S. Treasury Obligations (111.5%)
U.S. Treasury Inflation Linked Bonds 2.375%, 1/15/27 TIPS		33,027	32,950
1.750%, 1/15/28 TIPS		2,606,977	2,589,470
3.625%, 4/15/28 TIPS		2,676,674	2,744,548
2.500%, 1/15/29 TIPS		1,039,237	1,052,613
3.875%, 4/15/29 TIPS		1,197,218	1,257,472
2.125%, 2/15/40 TIPS		878,233	850,788
2.125%, 2/15/41 TIPS		364,968	350,269
0.750%, 2/15/42 TIPS		1,562,228	1,198,400
0.625%, 2/15/43 TIPS		782,174	573,808
1.375%, 2/15/44 TIPS		2,171,943	1,783,789
0.750%, 2/15/45 TIPS		2,715,283	1,940,766
1.000%, 2/15/46 TIPS		2,066,056	1,526,741
0.875%, 2/15/47 TIPS		1,669,292	1,182,150
1.000%, 2/15/48 TIPS		715,749	513,121
1.000%, 2/15/49 TIPS		132,342	93,600
0.250%, 2/15/50 TIPS		712,426	404,682
0.125%, 2/15/51 TIPS		844,219	450,469
0.125%, 2/15/52 TIPS		358,890	187,450
1.500%, 2/15/53 TIPS		672,192	514,709
2.125%, 2/15/54 TIPS		976,590	859,978
2.375%, 2/15/55 TIPS		1,266,444	1,175,344
2.375%, 2/15/56 TIPS		308,268	286,462

See Notes to Financial Statements.

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Inflation Linked Notes 0.375%, 1/15/27 TIPS	$840,964	$829,878
0.125%, 4/15/27 TIPS	471,788	462,610
0.375%, 7/15/27 TIPS	4,451,745	4,377,655
1.625%, 10/15/27 TIPS	3,260,180	3,244,650
0.500%, 1/15/28 TIPS (z)	5,076,338	4,947,254
1.250%, 4/15/28 TIPS	1,887,425	1,857,461
0.750%, 7/15/28 TIPS	2,666,647	2,608,362
2.375%, 10/15/28 TIPS	1,522,164	1,539,141
0.875%, 1/15/29 TIPS	791,328	770,091
2.125%, 4/15/29 TIPS	2,583,984	2,592,874
0.250%, 7/15/29 TIPS	1,946,355	1,857,243
1.625%, 10/15/29 TIPS	3,598,424	3,576,633
0.125%, 1/15/30 TIPS	2,083,936	1,958,083
1.625%, 4/15/30 TIPS	1,987,685	1,964,869
0.125%, 7/15/30 TIPS	1,753,475	1,639,496
1.125%, 10/15/30 TIPS	1,338,389	1,300,826
0.125%, 1/15/31 TIPS	665,231	614,988
0.125%, 7/15/31 TIPS (z)	9,977,436	9,171,481
0.125%, 1/15/32 TIPS	2,282,584	2,068,917
0.625%, 7/15/32 TIPS (z)	7,679,406	7,127,431
1.125%, 1/15/33 TIPS	2,906,748	2,755,039
1.375%, 7/15/33 TIPS	3,289,530	3,162,836
1.750%, 1/15/34 TIPS	1,625,070	1,591,796
1.875%, 7/15/34 TIPS (z)	3,714,585	3,670,519
2.125%, 1/15/35 TIPS (z)	4,432,008	4,435,043
1.875%, 7/15/35 TIPS (z)	3,526,242	3,458,373
1.875%, 1/15/36 TIPS (z)	3,279,616	3,195,789
U.S. Treasury Notes 4.125%, 2/15/36	90,000	87,975

Total U.S. Treasury Obligations		98,436,892

Total Long-Term Debt Securities (146.8%)
(Cost $132,739,359)		129,658,706

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (57.5%)
FHLB 3.52%, 7/29/26 (o)(p)	28,000,000	27,920,729
FHLMC 3.24%, 7/14/26 (o)(p)	11,450,000	11,435,595
FNMA 3.23%, 7/14/26 (o)(p)	11,450,000	11,435,636

Total U.S. Government Agency Securities		50,791,960

Total Short-Term Investments (57.5%)
(Cost $50,792,326)		50,791,960

Total Investments in Securities (204.3%)
(Cost $183,531,685)		180,450,666
Other Assets Less Liabilities (-104.3%)		(92,135,360)

Net Assets (100%)		$88,315,306

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2026, the market value of these securities amounted to $5,452,493 or 6.2% of net assets.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2026. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2026.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2026.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the market value or fair value, as applicable, of these securities amounted to $4,209,855 or 4.8% of net assets.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2026.
(p)	Yield to maturity.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2026.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:
ARM	— Adjustable Rate Mortgage
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CME	— Chicago Mercantile Exchange
CLO	— Collateralized Loan Obligation
COP	— Colombian Peso
CPI	— Consumer Price Index
EUR	— European Currency Unit
EURIBOR	— Euro Interbank Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
HICPXT	— Harmonised Index of Consumer Prices ex Tobacco
JPY	— Japanese Yen
OAT	— Obligations Assimilables du Trésor
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Over Night Index Average
STRIPS	— Separate Trading of Registered Interest and
Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	— To Be Announced; Security is subject to delayed
delivery
TIPS	— Treasury Inflation Protected Security
TONAR	— Tokyo Over-Night Average Rate
TRY	— Turkish Lira
UKRPI	— United Kingdom Retail Price Index
UMBS	— Uniform Mortgage-Backed Securities
USCPI	— United States Consumer Price Index
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	14	9/2026	AUD	1,064,450	14,822
Euro-BTP	15	9/2026	EUR	2,045,540	14,191
Euro-Schatz	9	9/2026	EUR	1,089,629	1,484
U.S. Treasury 10 Year Note	11	9/2026	USD	1,208,797	8,407
U.S. Treasury 10 Year Ultra Note	7	9/2026	USD	787,281	5,068
U.S. Treasury Ultra Bond	13	9/2026	USD	1,510,031	50,770
3 Month SOFR	36	3/2027	USD	8,636,400	(1,824)

					92,918

Short Contracts
Euro-Bobl	(6)	9/2026	EUR	(790,999)	(3,071)
Euro-Bund	(5)	9/2026	EUR	(727,493)	(5,144)
Euro-OAT	(28)	9/2026	EUR	(3,838,496)	(10,816)
Japan 10 Year Bond	(4)	9/2026	JPY	(3,143,270)	(8,067)
U.S. Treasury 2 Year Note	(37)	9/2026	USD	(7,626,914)	12,339
U.S. Treasury 5 Year Note	(50)	9/2026	USD	(5,352,344)	(18,914)
U.S. Treasury Long Bond	(23)	9/2026	USD	(2,610,500)	(72,626)

					(106,299)

					(13,381)

Forward Foreign Currency Contracts outstanding as of June 30, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	245,324	USD	172,399	Goldman Sachs Bank USA	7/2/2026	577
EUR	3,510,183	USD	3,986,866	HSBC Bank plc	7/2/2026	23,869
USD	12,120	AUD	17,001	JPMorgan Chase Bank	7/2/2026	349
USD	182,688	CAD	252,179	Barclays Bank plc	7/2/2026	4,879
USD	4,093,760	EUR	3,510,183	Bank of America	7/2/2026	83,025
USD	1,779,391	GBP	1,326,000	JPMorgan Chase Bank	7/2/2026	20,519
USD	353,090	JPY	56,163,554	Bank of America	7/2/2026	7,670
USD	146,951	JPY	23,344,990	Goldman Sachs Bank USA	7/2/2026	3,374
USD	1,964,297	JPY	312,332,968	HSBC Bank plc	7/2/2026	43,371
USD	27,602	JPY	4,400,000	Morgan Stanley	7/2/2026	541
TRY	646,054	USD	13,537	Barclays Bank plc	7/14/2026	180
TRY	7,144,245	USD	150,345	Barclays Bank plc	7/20/2026	548
TRY	1,574,370	USD	32,608	Barclays Bank plc	7/21/2026	614
ZAR	1,436,535	USD	87,331	Barclays Bank plc	7/21/2026	224
TRY	2,098,617	USD	43,994	Barclays Bank plc	7/28/2026	17
USD	2,451,383	JPY	395,227,130	Barclays Bank plc	8/4/2026	13,928
COP	332,361,987	USD	87,423	Citibank NA**	8/18/2026	8,719
COP	337,657,120	USD	87,218	Citibank NA**	9/16/2026	9,772

Total unrealized appreciation						222,176

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
JPY	396,266,026	USD	2,451,383	Barclays Bank plc	7/2/2026	(14,247)
ZAR	1,391,439	USD	85,647	Barclays Bank plc	7/21/2026	(841)
BRL	857,281	USD	167,956	Goldman Sachs Bank USA**	8/4/2026	(3,244)
USD	11,723	AUD	17,001	HSBC Bank plc	8/4/2026	(40)
USD	172,399	CAD	244,975	Goldman Sachs Bank USA	8/4/2026	(600)
USD	3,992,247	EUR	3,510,183	HSBC Bank plc	8/4/2026	(24,207)
USD	1,754,652	GBP	1,326,000	JPMorgan Chase Bank	8/4/2026	(4,182)
BRL	96,558	USD	18,759	Goldman Sachs Bank USA**	9/2/2026	(338)
USD	173,529	COP	668,260,680	Citibank NA**	9/16/2026	(18,424)

Total unrealized depreciation						(66,123)

Net unrealized appreciation						156,053

**	Non-deliverable forward.

Written Call Swaption Contracts as of June 30, 2026 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
4 Years, January 2027 @2.44% v.6 Month EURIBOR	Barclays Bank plc	300,000	EUR	(300,000)	EUR	2.44	1/25/2027	(495)

Written Put Swaption Contracts as of June 30, 2026 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
4 Years, January 2027 @2.35% v.6 Month EURIBOR	Goldman Sachs Bank USA	3,700,000	EUR	(3,700,000)	EUR	2.35	1/7/2027	(34,276)
4 Years, January 2027 @2.35% v.6 Month EURIBOR	Goldman Sachs Bank USA	3,700,000	EUR	(3,700,000)	EUR	2.35	1/7/2027	(34,276)
4 Years, January 2027 @2.44% v.6 Month EURIBOR	Barclays Bank plc	300,000	EUR	(300,000)	EUR	2.44	1/25/2027	(2,316)

								(70,868)

Total Written Swaption Contracts (Premiums Received ($72,496))								(71,363)

Centrally Cleared Inflation-linked swap contracts outstanding as of June 30, 2026 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
HICPXT at termination	2.00% at termination	Receive	2/15/2027	EUR	400,000	(9)	4,395	4,386
HICPXT at termination	3.00% at termination	Receive	5/15/2027	EUR	200,000	946	6,147	7,093
HICPXT at termination	1.64% at termination	Receive	6/15/2027	EUR	1,300,000	—	23,312	23,312
USCPI at termination	2.65% at termination	Receive	9/10/2028	USD	100,000	2,540	5,517	8,057
HICPXT at termination	2.59% at termination	Pay	3/15/2052	EUR	100,000	(2,993)	5,467	2,474
HICPXT at termination	2.59% at termination	Pay	12/15/2052	EUR	100,000	3,402	5,153	8,555
HICPXT at termination	2.70% at termination	Pay	4/15/2053	EUR	100,000	8,155	4,911	13,066
HICPXT at termination	2.76% at termination	Pay	9/15/2053	EUR	100,000	10,294	4,985	15,279
UKRPI at termination	3.50% at termination	Pay	8/15/2034	GBP	200,000	1,016	4,250	5,266
UKRPI at termination	3.50% at termination	Pay	8/15/2034	GBP	100,000	368	2,266	2,634

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
UKRPI at termination	3.47% at termination	Pay	9/15/2034	GBP	200,000	—	3,972	3,972
USCPI at termination	2.15% at termination	Pay	7/2/2027	USD	1,000,000	—	—	—

						23,719	70,375	94,094

UKRPI at termination	3.37% at termination	Receive	9/15/2027	GBP	300,000	299	(516)	(217)
UKRPI at termination	3.37% at termination	Receive	9/15/2027	GBP	300,000	—	(217)	(217)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	90,000	(12,158)	(8,565)	(20,723)
HICPXT at termination	2.49% at termination	Pay	5/15/2037	EUR	160,000	(3,719)	1,684	(2,035)
HICPXT at termination	2.42% at termination	Pay	5/15/2052	EUR	50,000	455	(1,181)	(726)
HICPXT at termination	2.42% at termination	Pay	5/15/2052	EUR	20,000	(1,336)	1,046	(290)
USCPI at termination	3.44% at termination	Pay	8/1/2026	USD	700,000	—	(5,670)	(5,670)
USCPI at termination	3.43% at termination	Pay	8/27/2026	USD	800,000	—	(3,342)	(3,342)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	900,000	(78,871)	(89,284)	(168,155)
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	300,000	(24,482)	(27,819)	(52,301)

						(119,812)	(133,864)	(253,676)

Total Centrally Cleared inflation-linked swap contracts outstanding						(96,093)	(63,489)	(159,582)

Centrally Cleared Interest rate swap contracts outstanding as of June 30, 2026 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	3.05 annually	Receive	1/13/2056	EUR	100,000	3,398	(3,171)	227
6 month EURIBOR Semi-Annual	3.00 annually	Receive	9/16/2056	EUR	200,000	4,614	(974)	3,640
6 month EURIBOR Semi-Annual	3.00 annually	Receive	9/16/2056	EUR	10,000	11	171	182
6 month EURIBOR Semi-Annual	3.00 annually	Receive	9/16/2056	EUR	390,000	1,045	6,053	7,098
6 month EURIBOR Semi-Annual	3.05 annually	Receive	1/13/2056	EUR	90,000	3,934	(3,730)	204
6 month EURIBOR Semi-Annual	3.00 annually	Receive	9/16/2056	EUR	380,000	6,106	810	6,916
6 month EURIBOR Semi-Annual	0.20 annually	Receive	11/8/2052	EUR	700,000	305,406	120,008	425,414
6 month EURIBOR Semi-Annual	3.05 annually	Receive	1/13/2056	EUR	240,000	11,263	(10,718)	545
6 month EURIBOR Semi-Annual	3.05 annually	Receive	1/13/2056	EUR	70,000	3,197	(3,038)	159
6 month EURIBOR Semi-Annual	3.00 annually	Receive	9/16/2056	EUR	300,000	7,201	(1,741)	5,460
6 month EURIBOR Semi-Annual	0.19 annually	Receive	11/4/2052	EUR	250,000	109,406	42,806	152,212
1 day SOFR Annual	3.33 annually	Receive	8/31/2030	USD	90,000	98	1,860	1,958
1 day SOFR Annual	2.87 annually	Receive	2/13/2054	USD	1,200,000	92,208	171,173	263,381
1 day SOFR Annual	4.01 annually	Receive	11/15/2053	USD	300,000	4,107	4,343	8,450
1 day SOFR Annual	3.72 annually	Receive	8/15/2035	USD	100,000	271	1,686	1,957
1 day SOFR Annual	4.08 annually	Receive	11/15/2053	USD	202,900	1,478	2,056	3,534
1 day SOFR Annual	3.72 annually	Receive	8/15/2035	USD	111,000	219	1,953	2,172
1 day SOFR Annual	3.25 annually	Receive	6/18/2034	USD	1,100,000	42,103	10,025	52,128
1 day SOFR Annual	3.25 annually	Receive	3/19/2055	USD	1,400,000	175,011	43,607	218,618
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	300,000	7,456	26,370	33,826
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	4,884	17,667	22,551
1 day SOFR Annual	3.33 annually	Receive	8/31/2030	USD	200,000	1,013	3,338	4,351
1 day SOFR Annual	4.00 annually	Pay	11/30/2030	USD	1,500,000	—	5,545	5,545

See Notes to Financial Statements.

1129

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 day SOFR Annual	3.33 annually	Receive	8/31/2030	USD	200,000	1,021	3,330	4,351
1 day SOFR Annual	3.33 annually	Receive	8/31/2030	USD	400,000	1,257	7,444	8,701
1 day SOFR Annual	3.33 annually	Receive	8/31/2030	USD	430,000	1,685	7,669	9,354
1 day SOFR Annual	3.33 annually	Receive	8/31/2030	USD	400,000	1,596	7,105	8,701
1 day SOFR Annual	3.33 annually	Receive	8/31/2030	USD	400,000	2,264	6,437	8,701
1 day SOFR Annual	3.33 annually	Receive	8/31/2030	USD	300,000	1,387	5,139	6,526
1 day SOFR Annual	4.02 annually	Pay	11/30/2030	USD	1,720,000	—	7,848	7,848

						793,639	481,071	1,274,710

6 month EURIBOR Semi-Annual	2.75 annually	Pay	9/16/2036	EUR	500,000	(17,904)	9,093	(8,811)
6 month EURIBOR Semi-Annual	2.75 annually	Pay	9/16/2036	EUR	2,330,000	(3,443)	(37,616)	(41,059)
6 month EURIBOR Semi-Annual	2.75 annually	Pay	9/16/2036	EUR	280,000	(5,223)	289	(4,934)
6 month EURIBOR Semi-Annual	2.75 annually	Pay	9/16/2036	EUR	620,000	(11,062)	137	(10,925)
6 month EURIBOR Semi-Annual	2.75 annually	Pay	9/16/2036	EUR	700,000	(27,170)	14,835	(12,335)
6 month EURIBOR Semi-Annual	2.11 annually	Receive	9/2/2027	EUR	1,800,000	—	(8,604)	(8,604)
6 month EURIBOR Semi-Annual	2.75 annually	Pay	9/16/2036	EUR	100,000	(889)	(873)	(1,762)
1 day SOFR Annual	4.00 annually	Receive	2/15/2036	USD	800,000	(3,014)	2,602	(412)
1 day TONAR Annual	0.50 annually	Pay	12/15/2031	JPY	214,150,000	(98,279)	(4,696)	(102,975)
1 day SOFR Annual	4.00 annually	Receive	11/30/2030	USD	100,000	(423)	41	(382)
1 day SOFR Annual	4.00 annually	Receive	11/30/2030	USD	200,000	17	(782)	(765)
1 day SOFR Annual	4.00 annually	Receive	11/30/2030	USD	610,000	385	(2,717)	(2,332)
1 day SOFR Annual	4.00 annually	Receive	2/15/2036	USD	100,000	(252)	201	(51)
1 day SOFR Annual	4.00 annually	Receive	2/15/2036	USD	700,000	(2,737)	2,377	(360)
1 day SOFR Annual	4.00 annually	Receive	2/15/2036	USD	900,000	(3,372)	2,909	(463)
1 day SOFR Annual	4.00 annually	Receive	2/15/2036	USD	1,000,000	(3,841)	3,326	(515)
1 day SONIA Annual	3.50 annually	Pay	3/18/2028	GBP	1,800,000	(32,705)	10,512	(22,193)
1 day SONIA Annual	3.50 annually	Pay	3/18/2031	GBP	890,000	(3,897)	(24,939)	(28,836)
1 day SOFR Annual	4.00 annually	Receive	2/15/2036	USD	100,000	(217)	166	(51)

						(214,026)	(33,739)	(247,765)

Total Centrally Cleared Interest rate swap contracts outstanding						579,613	447,332	1,026,945

(1)	Value of floating rate index at June 30, 2026 was as follows:

Floating Rate Index	Value
1 day SOFR USD	3.68%
1 day SONIA GBP	3.73%
1 day TONAR JPY	0.96%
6 month EURIBOR EUR	2.57%
HICPXT EUR	1.03%
UKRPI GBP	4.17%
USCPI USD	3.34%

See Notes to Financial Statements.

1130

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$4,158,826	$—	$4,158,826
Centrally Cleared Inflation-linked Swaps	—	73,105	—	73,105
Centrally Cleared Interest Rate Swaps	—	550,931	—	550,931
Collateralized Mortgage Obligations	—	6,657,211	—	6,657,211
Commercial Mortgage-Backed Security	—	402,606	—	402,606
Corporate Bonds
Communication Services	—	299,148	—	299,148
Financials	—	418,954	—	418,954
Information Technology	—	326,460	—	326,460
Foreign Government Securities	—	7,557,005	—	7,557,005
Forward Currency Contracts	—	222,176	—	222,176
Futures	107,081	—	—	107,081
Mortgage-Backed Securities	—	11,401,604	—	11,401,604
Short-Term Investments
U.S. Government Agency Securities	—	50,791,960	—	50,791,960
U.S. Treasury Obligations	—	98,436,892	—	98,436,892

Total Assets	$107,081	$181,296,878	$—	$181,403,959

Liabilities:
Centrally Cleared Inflation-linked Swaps	$—	$(136,594)	$—	$(136,594)
Centrally Cleared Interest Rate Swaps	—	(103,599)	—	(103,599)
Forward Currency Contracts	—	(66,123)	—	(66,123)
Futures	(120,462)	—	—	(120,462)
Swaptions Written	—	(71,363)	—	(71,363)

Total Liabilities	$(120,462)	$(377,679)	$—	$(498,141)

Total	$(13,381)	$180,919,199	$—	$180,905,818

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due from broker for futures variation margin, Net assets - Unrealized appreciation	$731,117	*,**
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts - Receivables	222,176

Total		$953,293

	Liability Derivatives
Interest rate contracts	Due to broker for futures variation margin, Net assets - Unrealized depreciation	$(432,018	)*,**
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts - Payables	(66,123)

Total		$(498,141)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.
**

Includes cumulative appreciation/depreciation of centrally cleared swap contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$—	$108,093	$—	$462,703	$570,796
Foreign exchange contracts	—	—	163,178	—	163,178
Credit contracts	353	—	—	—	353

Total	$353	$108,093	$163,178	$462,703	$734,327

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(19,982)	$(15,708)	$—	$(385,593)	$(421,283)
Foreign exchange contracts	—	—	182,182	—	182,182

Total	$(19,982)	$(15,708)	$182,182	$(385,593)	$(239,101)

^ The Portfolio held forward foreign currency contracts, futures contracts, option contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$13,625,000
Average notional value of contracts — short	18,909,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$3,998,000
Average settlement value sold — in USD	11,525,000

Options
Average notional value of swaption contracts written	$70,000

Interest rate swaps
Average notional value — pays fixed rate	$5,555,000
Average notional value — receives fixed rate	5,675,000

Inflation swaps
Average notional value — pays floating rate	$4,557,000
Average notional value — receives floating rate	4,640,000

Overnight index swaps
Average notional value — pays fixed rate	$12,758,000
Average notional value — pays floating rate	5,714,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2026:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received*	Net Amount Due from Counterparty
Bank of America	$90,695	$—	$(80,000)	$10,695
Barclays Bank plc	20,390	(17,899)	—	2,491
Citibank NA	18,491	(18,424)	—	67
Goldman Sachs Bank USA	3,951	(3,951)	—	—
HSBC Bank plc	67,240	(24,247)	—	42,993
JPMorgan Chase Bank	20,868	(4,182)	—	16,686
Morgan Stanley	541	—	—	541

Total	$222,176	$(68,703)	$(80,000)	$73,473

See Notes to Financial Statements.

1132

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$17,899	$(17,899)	$—	$—
Citibank NA	18,424	(18,424)	—	—
Goldman Sachs Bank USA	72,734	(3,951)	—	68,783
HSBC Bank plc	24,247	(24,247)	—	—
JPMorgan Chase Bank	4,182	(4,182)	—	—

Total	$137,486	$(68,703)	$—	$68,783

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
*	The table above does not include the additional collateral received from the counterparty. Total additional collateral received is $270,000.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
Goldman Sachs & Co. LLC	3.76%	6/24/2026	7/1/2026	(4,942,845)	$(4,945,954)
Goldman Sachs & Co. LLC	3.76	6/24/2026	7/1/2026	(9,105,129)	(9,111,538)
Goldman Sachs & Co. LLC	3.76	6/24/2026	7/1/2026	(7,075,074)	(7,079,292)
Goldman Sachs & Co. LLC	3.76	6/24/2026	7/1/2026	(3,637,759)	(3,639,033)
Goldman Sachs & Co. LLC	3.76	6/24/2026	7/1/2026	(3,349,081)	(3,350,103)
Goldman Sachs & Co. LLC	3.76	6/24/2026	7/1/2026	(3,426,924)	(3,428,115)
Goldman Sachs & Co. LLC	3.76	6/24/2026	7/1/2026	(3,164,760)	(3,165,851)
BNP Paribas	3.75	7/1/2026	7/8/2026	(4,946,654)	(4,949,761)
BNP Paribas	3.75	7/1/2026	7/8/2026	(9,165,990)	(9,172,428)
BNP Paribas	3.75	7/1/2026	7/8/2026	(7,121,449)	(7,125,697)
BNP Paribas	3.75	7/1/2026	7/8/2026	(3,666,411)	(3,667,714)
BNP Paribas	3.75	7/1/2026	7/8/2026	(4,430,277)	(4,431,653)
BNP Paribas	3.75	7/1/2026	7/8/2026	(3,454,064)	(3,455,281)
BNP Paribas	3.75	7/1/2026	7/8/2026	(3,191,733)	(3,192,849)

					$(70,715,269)

(1)	The average amount of borrowings while outstanding for 181 days during the six months ended June 30, 2026, was approximately $31,942,000 at a weighted average interest rate of 3.76%.
(2)	Payable for sale-buyback transactions includes $37,120 of deferred price drop on sale-buyback transactions.

	June 30, 2026
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Notes	$—	$(70,715,268)	$—	$—	$(70,715,268)

Total Borrowings	$—	$(70,715,268)	$—	$—	$(70,715,268)

Gross amount of recognized liabilities for sale-buybacks					$(70,715,268)

See Notes to Financial Statements.

1133

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of June 30, 2026:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
Goldman Sachs & Co. LLC	$(34,719,885)	$34,949,927	$—	$230,042
BNP Paribas	(35,995,383)	36,005,890	—	10,507

	$(70,715,268)	$70,955,817	$—	$240,549

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$71,913,097
Long-term U.S. government debt securities	6,939,151

$78,852,248

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$66,884,785
Long-term U.S. government debt securities	5,347,011

$72,231,796

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,769,847
Aggregate gross unrealized depreciation	(12,891,625)

Net unrealized depreciation	$(8,121,778)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$189,511,116

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $183,531,685)	$180,450,666
Cash	756,490
Foreign cash (Cost $129,858)	128,044
Cash held as collateral at broker for futures	229,000
Cash held as collateral at broker for swaps	595,000
Receivable for securities sold	36,176,694
Receivable for forward settling transactions	3,699,000
Dividends, interest and other receivables	358,387
Unrealized appreciation on forward foreign currency contracts	222,176
Variation Margin on Centrally Cleared Swaps	125,297
Due from broker for futures variation margin	81,749
Receivable for Portfolio shares sold	7,818
Other assets	1,568

Total assets	222,831,889

LIABILITIES
Payable for sale-buyback financing transactions	70,715,268
Payable for securities purchased	50,897,546
Payable for forward settling transactions	12,240,297
Payable for return of cash collateral on forward foreign currency contracts	350,000
Options written, at value (Premiums received $72,496)	71,363
Unrealized depreciation on forward foreign currency contracts	66,123
Payable for Portfolio shares repurchased	53,587
Distribution fees payable – Class IB	18,153
Investment management fees payable	13,107
Administrative fees payable	6,514
Accrued expenses	84,625

Total liabilities	134,516,583

Commitments and contingent liabilities^
NET ASSETS	$88,315,306

Net assets were comprised of:
Paid in capital	$94,685,280
Total distributable earnings (loss)	(6,369,974)

Net assets	$88,315,306

Class IB
Net asset value, offering and redemption price per share, $88,315,306 / 8,193,191 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.78

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest (net of $291 foreign withholding tax)	$2,627,099

Total income	2,627,099

EXPENSES
Interest expense	592,688
Investment management fees	216,613
Distribution fees – Class IB	108,306
Professional fees	46,063
Administrative fees	38,889
Custodian fees	33,572
Printing and mailing expenses	8,261
Trustees’ fees	1,349
Miscellaneous	11,593

Gross expenses	1,057,334
Less: Waiver from investment manager	(139,703)

Net expenses	917,631

NET INVESTMENT INCOME (LOSS)	1,709,468

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(39,094)
Futures contracts	108,093
Forward foreign currency contracts	163,178
Foreign currency transactions	(7,819)
Swaps	462,703
Options written	353

Net realized gain (loss)	687,414

Change in unrealized appreciation (depreciation) on:
Investments in securities	(1,227,331)
Futures contracts	(15,708)
Forward foreign currency contracts	182,182
Foreign currency translations	3,760
Options written	(19,982)
Swaps	(385,593)

Net change in unrealized appreciation (depreciation)	(1,462,672)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(775,258)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$934,210

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,709,468	$2,151,471
Net realized gain (loss)	687,414	1,185,605
Net change in unrealized appreciation (depreciation)	(1,462,672)	2,795,075

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	934,210	6,132,151

Distributions to shareholders:
Class IB	—	(1,656,477)

Tax return of capital:
Class IB	—	(988,439)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 844,886 and 1,553,341 shares, respectively ]	9,053,148	16,614,546
Capital shares issued in reinvestment of dividends [ 0 and 248,581 shares, respectively ]	—	2,644,916
Capital shares repurchased [ (683,876) and (1,388,658) shares, respectively ]	(7,342,532)	(14,804,187)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,710,616	4,455,275

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,644,826	7,942,510
NET ASSETS:
Beginning of period	85,670,480	77,727,970

End of period	$88,315,306	$85,670,480

See Notes to Financial Statements.

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STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2026

INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase/(decrease) in net assets from operations	$934,210
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided (used) by operating activities:
Purchase of investments in securities	(217,657,956)
Proceeds from disposition of investment securities	219,777,561
Increase in payable for forward settling transactions	221,590
Decrease in receivable for forward settling transactions	460,172
Change in unrealized (appreciation) depreciation on investments in securities	1,227,331
Change in unrealized (appreciation) depreciation on options written	19,982
Change in unrealized (appreciation) depreciation on forward foreign currency contracts	(174,665)
Net realized (gain) loss on investments in securities	39,094
Net amortization (accretion) of income	(1,545,505)
Increase in payable for return of cash collateral on forward foreign currency contracts	350,000
Increase in investment management fees payable	265
Increase in distribution fees payable – Class IB	17
Increase in other assets	(790)
Decrease in accrued expenses	(1,361)
Increase in dividends, interest and other receivables	(14,334)
Increase in receivable for variation margin on centrally cleared swaps	(15,984)
Decrease in due from broker for futures variation margin	(47,280)

Net cash provided (used) by operating activities	3,572,347

Cash flows provided (used) by financing activities:
Proceeds from shares sold	9,395,103
Payment for shares repurchased	(7,475,355)
Proceeds from sale-buyback transactions	392,902,854
Payments on sale-buyback transactions	(393,351,350)
Increase in payable for sale-buyback financing transactions	(4,384,039)

Net cash provided (used) by financing activities	(2,912,787)

Effect of exchange rate changes on cash	(7,517)

Net increase/(decrease) in cash	652,043

Cash, foreign cash and restricted cash:
Beginning of the period	1,056,491

End of the period	$1,708,534

Supplemental disclosure of cash flow information:

For the six months ended June 30, 2026, the Portfolio paid $592,688 in interest expense.

Reconciliation of cash and restricted cash to the Statement of Assets and Liabilities:

	$ Six Months $ Ended June $ 30, 2026 $ (Unaudited)	Year Ended December 31, 2025
Cash	$756,490	$307,810
Foreign cash	128,044	166,986
Cash held as collateral at broker for futures	229,000	385,000
Cash held as collateral at broker for centrally cleared swaps	595,000	384,000

Total cash, foreign cash and restricted cash shown in the statement of cash flows	$1,708,534	$1,243,796

See Notes to Financial Statements.

1137

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.67		$10.20	$10.81	$10.72	$12.90	$13.14

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21		0.28	0.18	0.23	0.65	0.47
Net realized and unrealized gain (loss)	(0.10)		0.53	0.04	0.14	(2.11)	0.21

Total from investment operations	0.11		0.81	0.22	0.37	(1.46)	0.68

Less distributions:
Dividends from net investment income	—		(0.22)	(0.28)	(0.03)	(0.72)	(0.50)
Distributions from net realized gains	—		—	(0.43)	(0.25)	—	(0.42)
Tax return of capital	—		(0.12)	(0.12)	—	—	—

Total dividends and distributions	—		(0.34)	(0.83)	(0.28)	(0.72)	(0.92)

Net asset value, end of period	$10.78		$10.67	$10.20	$10.81	$10.72	$12.90

Total return (b)(y)	1.03%		7.95%	1.91%	3.53%	(11.38)%	5.37%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$88,315		$85,670	$77,728	$80,208	$82,187	$95,587
Ratio of expenses to average net assets:
After waivers (a)(f)(h)(j)	2.12%		2.22%	2.53%	2.26%	1.25%	0.77%
Before waivers (a)(f)(h)	2.44%		2.57%	2.88%	2.60%	1.58%	1.08%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	3.95%		2.61%	1.63%	2.16%	5.41%	3.51%
Before waivers (a)(g)	3.62%		2.27%	1.27%	1.81%	5.08%	3.21%
Portfolio turnover rate ^	57	%(z)	117%	122%	44%	59%	119%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(h)	Includes Interest Expense of 1.37%, 1.47%, 1.78%, 1.51%, 0.50% and 0.02% for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 2.12%, 2.22%, 2.53%, 2.26%, 1.25%, and 0.77% for Class IB for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1138

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (9.1%)
Accredited Mortgage Loan Trust,
Series 2006-2 A4 4.023%, 9/25/36 (l)		$8,374	$8,357
American Airlines Pass-Through Trust,
Series 2016-3 A 3.250%, 10/15/28		109,817	103,850
Series 2016-3 AA 3.000%, 10/15/28		164,682	158,850
Series 2026-1 A 5.250%, 11/10/38		100,000	99,418
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-R9 M1 4.468%, 11/25/35 (l)		17,216	17,145
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A 5.043%, 1/15/37 (l)§		195,299	195,299
Ares European CLO XIV DAC,
Series 14A AR 3.234%, 10/21/34 (l)§	EUR	192,726	220,275
Ares XXVII CLO Ltd.,
Series 2013-2A AR3 4.820%, 10/28/34 (l)§		$700,000	700,393
Argent Securities Trust,
Series 2006-W2 A2B 4.143%, 3/25/36 (l)		197,502	105,806
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2006-M1 A2C 4.063%, 7/25/36 (l)		607,606	156,120
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE7 2A2 4.083%, 8/25/36 (l)		10,771	10,631
Series 2006-HE9 1A2 4.063%, 11/25/36 (l)		89,693	88,586
BlueMountain CLO Ltd.,
Series 2018-3A A1R 4.857%, 10/25/30 (l)§		87,317	87,411
BlueMountain Fuji Eur CLO V DAC,
Series 5A A 3.114%, 1/15/33 (l)§	EUR	334,915	382,691
Capital Four CLO IV DAC,
Series 4A ARR 3.394%, 4/15/38 (l)§		1,000,000	1,142,998
C-Bass Trust,
Series 2006-CB9 A1 3.883%, 11/25/36 (l)		$10,246	4,386
Citigroup Mortgage Loan Trust,
Series 2006-WF2 A1 7.250%, 5/25/36 (e)		91,880	44,165
CWABS Asset-Backed Certificates Trust,
Series 2006-21 2A4 4.223%, 5/25/37 (l)		189,190	178,917
Series 2006-24 1A 4.043%, 6/25/47 (l)		552,343	504,644
Series 2006-3 M2 4.348%, 6/25/36 (l)		548,633	534,980
Elevation CLO Ltd.,
Series 2022-16A A1AR 4.797%, 7/25/34 (l)§		700,000	699,733
EMC Mortgage Loan Trust,
Series 2001-A A 4.503%, 5/25/40 (l)§		1,455	1,453
FHF Issuer Trust,
Series 2024-1A A2 5.690%, 2/15/30§		152,306	152,658
Series 2024-2A A2 5.890%, 6/15/30§		206,801	207,313
FHF Trust,
Series 2023-1A A2 6.570%, 6/15/28§		14,460	14,488
Fremont Home Loan Trust,
Series 2005-D M1 4.378%, 11/25/35 (l)		252,932	230,402
Series 2006-E 2A1 3.883%, 1/25/37 (l)		1,915	832
GoodLeap Sustainable Home Solutions Trust,
Series 2022-2CS A 4.000%, 4/20/49§		651,346	551,586
Series 2023-3C A 6.500%, 7/20/55§		372,655	366,500
GreatAmerica Leasing Receivables Funding LLC,
Series 2025-1 A2 4.520%, 10/15/27§		299,468	299,744
GreenSky Home Improvement Issuer Trust,
Series 2025-1A A3 5.320%, 3/25/60§		500,000	505,622
Greywolf CLO III Ltd.,
Series 2020-3RA A1R2 4.894%, 4/22/33 (l)§		362,532	362,739
GSAA Trust,
Series 2006-7 AF2 5.995%, 3/25/46 (l)		219,317	73,879
GSAMP Trust,
Series 2006-NC2 A2B 3.943%, 6/25/36 (l)		101,530	52,830
GSPA Monetization Trust, 6.422%, 10/9/29§		141,417	143,985
Harvest CLO XVI DAC,
Series 16A AR3 3.464%, 10/15/38 (l)§	EUR	1,100,000	1,257,027
Home Equity Loan Trust,
Series 2007-FRE1 2AV3 3.993%, 4/25/37 (l)		$135,347	132,752
IFC Emerging Markets Securitization LLC,
Series 2026-1A A 4.835%, 7/29/36 (l)§		1,000,000	1,000,204
JetBlue Pass-Through Trust,
Series 2020-1 A 4.000%, 11/15/32		576,087	541,522
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1 M1 2.750%, 10/25/35 (l)		3,790	3,781
Series 2006-FRE1 M1 4.348%, 5/25/35 (l)		16,714	16,611
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH3 A5 4.023%, 3/25/37 (l)		15,915	15,833
MASTR Asset-Backed Securities Trust,
Series 2006-FRE2 A5 4.243%, 3/25/36 (l)		126,324	70,863

See Notes to Financial Statements.

1139

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
MF1 LLC,
Series 2025-FL17 A 4.957%, 2/18/40 (l)§		$500,000	$500,598
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE5 A2D 4.263%, 8/25/36 (l)		396,246	181,616
Series 2006-WMC2 A2C 4.063%, 7/25/36 (l)		219,068	72,560
Mosaic Solar Loan Trust,
Series 2022-1A A 2.640%, 1/20/53§		902,173	771,418
Series 2023-3A A 5.910%, 11/20/53§		122,028	117,892
Mountain View CLO LLC,
Series 2016-1A AR3 4.549%, 4/14/33 (l)§		766,107	765,924
Newcastle Mortgage Securities Trust,
Series 2006-1 M5 4.483%, 3/25/36 (l)		900,000	894,065
NovaStar Mortgage Funding Trust,
Series 2006-5 A2D 4.243%, 11/25/36 (l)		92,694	25,220
Ocean Trails CLO XI,
Series 2021-11A AR 4.705%, 7/20/34 (l)§		700,000	700,069
Option One Mortgage Loan Trust,
Series 2006-3 2A3 4.043%, 2/25/37 (l)		1,023,370	481,169
Series 2007-5 1A1 4.203%, 5/25/37 (l)		282,444	166,547
Series 2007-CP1 1A1 3.903%, 3/25/37 (l)		119,125	105,961
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-4 M2 4.453%, 11/25/35 (l)		191,840	182,277
Pikes Peak CLO 4,
Series 2019-4A ARR 4.883%, 7/15/34 (l)§		700,000	700,438
Post Road Equipment Finance LLC,
Series 2025-1A A2 4.900%, 5/15/31§		552,445	554,452
RASC Trust,
Series 2005-EMX5 A3 4.423%, 12/25/35 (l)		74,270	63,510
Series 2006-EMX2 M1 4.363%, 2/25/36 (l)		77,911	76,773
RCKT Mortgage Trust,
Series 2025-CES9 A1A 4.795%, 9/25/55 (e)§		239,124	236,163
Renaissance Home Equity Loan Trust,
Series 2006-4 AF2 5.285%, 1/25/37 (e)		544,629	151,386
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5 A2A 4.023%, 5/25/37 (l)		24,471	18,529
SG Mortgage Securities Trust,
Series 2006-FRE1 A2C 4.303%, 2/25/36 (l)		60,616	29,814
SMB Private Education Loan Trust,
Series 2024-A A1A 5.240%, 3/15/56§		350,710	352,703
Soundview Home Loan Trust,
Series 2007-OPT5 1A1 4.663%, 10/25/37 (l)		437,346	341,960
Series 2007-WMC1 3A1 3.983%, 2/25/37 (l)		67,925	17,152
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC5 A2D 4.063%, 11/25/37 (l)		456,190	244,596
Stonepeak ABS,
Series 2021-1A AA 2.301%, 2/28/33§		183,840	180,434
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-GEL2 A3 4.663%, 5/25/37 (l)§		75,851	74,057
Sunnova Helios XI Issuer LLC,
Series 2023-A A 5.300%, 5/20/50§		504,277	473,016
Sunnova Sol IV Issuer LLC,
Series 2022-A A 2.790%, 2/22/49§		1,349,394	1,129,654
Sunrun Demeter Issuer LLC,
Series 2021-2A A 2.270%, 1/30/57§		610,835	557,176
Tesla Sustainable Energy Trust,
Series 2024-1A A2 5.080%, 6/21/50§		324,621	323,571
Toyota Auto Receivables Owner Trust,
Series 2024-B A3 5.330%, 1/16/29		199,457	200,705
Trinitas CLO XIX Ltd.,
Series 2022-19A A1R 4.785%, 10/20/33 (l)§		456,418	456,082
United Airlines Pass-Through Trust,
Series 2016-2 AA 2.875%, 10/7/28		464,644	446,337
Series 2020-1 A 5.875%, 10/15/27		311,154	314,888
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2 2A3 4.263%, 4/25/37 (l)		190,567	65,171
Wind River CLO Ltd.,
Series 2021-2A A1R 4.785%, 7/20/34 (l)§		300,000	300,002

Total Asset-Backed Securities			23,721,164

Collateralized Mortgage Obligations (2.4%)
Alba plc,
Series 2007-1 A3 4.024%, 3/17/39 (l)(m)	GBP	162,050	211,694
Alternative Loan Trust,
Series 2005-32T1 A3 4.763%, 8/25/35 (l)		$83,143	42,064
Series 2006-45T1 1A16 6.000%, 2/25/37		227,781	80,698
Series 2006-OA11 A1B 4.143%, 9/25/46 (l)		192,189	190,881
Series 2006-OA12 A1B 4.134%, 9/20/46 (l)		24,838	26,326
Series 2006-OA3 1A1 4.163%, 5/25/36 (l)		22,013	19,843

See Notes to Financial Statements.

1140

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
American Home Mortgage Assets Trust,
Series 2006-5 6.700%, 6/25/36 (e)	$476,974	$55,036
Banc of America Funding Trust,
Series 2005-D A1 5.365%, 5/25/35 (l)	2,893	2,796
Series 2007-2 1A2 6.000%, 3/25/37	47,180	36,602
Banc of America Mortgage Trust,
Series 2003-D 2A4 6.247%, 5/25/33 (l)	29	29
BCAP LLC Trust,
Series 2007-AA2 12A1 4.183%, 5/25/47 (l)	39,108	38,487
Series 2011-RR5 12A1 4.440%, 3/26/37 (e)§	3,924	3,910
Bear Stearns ALT-A Trust,
Series 2005-4 23A1 5.044%, 5/25/35 (l)	9,380	9,041
Series 2005-7 22A1 4.642%, 9/25/35 (l)	15,042	7,698
Series 2006-3 35A1 4.494%, 5/25/36 (l)	45,626	20,665
Bear Stearns ARM Trust,
Series 2002-11 1A1 5.625%, 2/25/33 (l)	8	9
Series 2003-1 6A1 6.000%, 4/25/33 (l)	482	487
Series 2003-8 2A1 5.698%, 1/25/34 (l)	3,073	2,933
Series 2004-1 12A5 4.861%, 4/25/34 (l)	5,871	5,214
Series 2004-10 22A1 5.125%, 1/25/35 (l)	2,881	2,606
Series 2004-10 23A1 4.723%, 1/25/35 (l)	930	887
Series 2004-3 1A1 4.498%, 7/25/34 (l)	5,381	5,013
Series 2004-8 2A1 5.581%, 11/25/34 (l)	10,839	10,125
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1 4.750%, 1/26/36 (l)	17,577	12,103
Series 2007-R6 2A1 3.918%, 12/26/46 (l)	18,546	14,257
Chase Mortgage Finance Trust,
Series 2005-A2 3A5 4.040%, 1/25/36 (l)	22,142	19,816
CHL Mortgage Pass-Through Trust,
Series 2004-22 A3 4.669%, 11/25/34 (l)	9,795	9,408
Series 2004-HYB9 1A1 4.959%, 2/20/35 (l)	766	764
Series 2005-HYB9 3A2A 6.224%, 2/20/36 (l)	1,279	1,137
Citigroup Mortgage Loan Trust,
Series 2005-11 A2A 6.480%, 10/25/35 (l)	1,252	1,282
Series 2009-7 5A2 5.500%, 12/25/35§	53,121	24,427
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4 4.133%, 5/25/35 (l)	3,205	3,088
Series 2005-6 A2 5.860%, 9/25/35 (l)	15,615	15,719
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR2 A1 4.063%, 3/25/37 (l)	76,973	74,454
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1 1A1 4.263%, 2/25/35 (l)	1,811	1,718
FHLMC,
Series 2248 FB 4.207%, 9/15/30 (l)	17	17
Series 3360 FC 4.427%, 5/15/37 (l)	2,619	2,630
Series 4989 FA 4.114%, 8/15/40 (l)	137,792	135,754
Series 4989 FB 4.114%, 10/15/40 (l)	100,143	98,606
Series 5560 FB 4.628%, 6/25/55 (l)	360,500	363,993
Series 5678 FG 4.642%, 7/25/56 (l)	200,000	200,158
Series 5685 FB 4.650%, 7/25/56 (l)	300,000	300,237
FHLMC Structured Pass-Through Certificates,
Series T-63 1A1 4.944%, 2/25/45 (l)	2,082	2,043
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA6 3A1 4.493%, 8/25/35 (l)	27,415	22,371
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4 2A1 4.628%, 10/25/35(l)	16,305	14,836
FNMA,
Series 2003-25 KP 5.000%, 4/25/33	3,634	3,598
Series 2004-W2 5AF 4.092%, 3/25/44 (l)	2,613	2,609
Series 2005-79 NF 4.152%, 9/25/35 (l)	2,727	2,715
Series 2006-118 A1 3.787%, 12/25/36 (l)	1,822	1,781
Series 2006-5 3A2 6.039%, 5/25/35 (l)	1,165	1,186
Series 2007-42 AF 3.992%, 5/25/37 (l)	310	306
Series 2007-73 A1 3.913%, 7/25/37 (l)	4,686	4,601
Series 2015-58 AI 2.260%, 8/25/55 IO (l)	94,687	4,627
Series 2025-41 FD 5.128%, 6/25/55 (l)	397,933	403,876
Series 2025-83 FA 4.728%, 10/25/55 (l)	453,289	455,501
GNMA,
Series 2015-H18 FB 4.361%, 7/20/65 (l)	64,051	64,145
Series 2015-H19 FK 4.361%, 8/20/65 (l)	58,782	58,866

See Notes to Financial Statements.

1141

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2016-H02 FH 4.761%, 1/20/66 (l)		$18,958	$19,085
Series 2016-H14 FA 4.561%, 6/20/66 (l)		24,367	24,464
Series 2016-H17 FC 4.591%, 8/20/66 (l)		94,674	95,156
Series 2016-H17 FM 4.211%, 8/20/66 (l)		369	367
Series 2016-H20 PT 6.907%, 9/20/66 (l)		117,632	120,468
Series 2016-H22 FA 4.531%, 10/20/66 (l)		43,252	43,442
Series 2017-H10 FB 4.898%, 4/20/67 (l)		91,148	91,810
Series 2018-38 WF 4.035%, 10/20/43 (l)		100,705	97,724
Series 2023-H02 FA 4.509%, 1/20/73 (l)		284,317	287,752
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 4.837%, 9/25/35 (l)		11,705	11,230
Series 2005-AR7 6A1 4.096%, 11/25/35 (l)		3,646	3,187
HarborView Mortgage Loan Trust,
Series 2005-12 2A12 5.254%, 10/19/35 (l)		44,334	31,731
Series 2005-14 4A1A 5.029%, 12/19/35 (l)		52,618	23,918
Series 2005-2 2A1A 4.194%, 5/19/35 (l)		5,136	4,997
Series 2005-4 3A1 4.330%, 7/19/35 (l)		19,226	14,227
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR35 2A1A 4.103%, 1/25/37 (l)		38,197	35,605
Series 2006-AR9 2A1 3.440%, 6/25/36 (l)		155,355	106,581
JP Morgan Mortgage Trust,
Series 2005-S3 1A2 5.750%, 1/25/36		10,383	4,481
Series 2006-A3 6A1 4.838%, 8/25/34 (l)		11,277	11,213
Series 2006-A6 1A4L 3.894%, 10/25/36 (l)		38,874	26,969
Landmark Mortgage Securities No. 3 plc,
Series 3 A 4.157%, 4/17/44 (l)(m)	GBP	292,036	380,018
Merrill Lynch Mortgage Investors Trust,
Series 2005-1 2A5 4.641%, 4/25/35 (l)		$21,173	19,312
Morgan Stanley Mortgage Loan Trust,
Series 2005-3AR 3A 4.763%, 7/25/35 (l)		33,109	26,556
MortgageIT Trust,
Series 2005-5 A2 4.383%, 12/25/35 (l)		15,236	15,341
Prime Mortgage Trust,
Series 2004-CL1 1A2 4.163%, 2/25/34 (l)		401	384
RALI Trust,
Series 2005-QA13 2A1 5.129%, 12/25/35 (l)		5,940	4,929
Series 2006-QS12 1A1 6.500%, 9/25/36		130,986	48,373
Series 2006-QS13 1A10 6.000%, 9/25/36		8,160	6,543
Series 2007-QA3 A1 3.963%, 5/25/37 (l)		139,938	134,085
Residential Asset Securitization Trust,
Series 2005-A11 1A1 4.213%, 10/25/35 (l)		30,699	16,539
RFMSI Trust,
Series 2007-S6 1A11 6.000%, 6/25/37		42,420	34,419
STARM Mortgage Loan Trust,
Series 2007-1 2A1 5.644%, 2/25/37 (l)		17,337	14,824
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 1A1 4.163%, 4/25/47 (l)		22,658	19,025
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A3 4.254%, 7/19/35 (l)		9,502	9,193
Series 2006-AR6 1A3 4.143%, 7/25/46 (l)		453,166	372,719
Structured Asset Mortgage Investments Trust,
Series 2002-AR3 A1 4.414%, 9/19/32 (l)		92	87
Thornburg Mortgage Securities Trust,
Series 2007-1 A2B 6.089%, 3/25/37 (l)		19,145	13,553
Series 2007-3 3A1 6.039%, 6/25/47 (l)		51,837	45,185
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR13 A1A1 4.343%, 10/25/45 (l)		1,725	1,682
Series 2005-AR6 1A1A 4.263%, 2/25/45 (l)		154,545	150,185
Series 2006-AR16 3A3 4.034%, 12/25/36 (l)		9,090	8,362
Series 2007-HY5 2A1 3.078%, 5/25/37 (l)		58,340	49,379
Series 2007-HY7 4A2 4.590%, 7/25/37 (l)		34,697	31,801
Warwick Finance Residential Mortgages Number Three plc,
Series 3A A 4.682%, 12/21/49 (l)§	GBP	150,368	199,486
Series 3A B 5.382%, 12/21/49 (l)§		100,000	133,870
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16 A1 6.729%, 10/25/36 (l)		$260,583	247,579

Total Collateralized Mortgage Obligations			6,133,509

Commercial Mortgage-Backed Securities (4.1%)
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 A5 2.756%, 5/15/53§		600,000	559,265

See Notes to Financial Statements.

1142

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Benchmark Mortgage Trust,
Series 2019-B9 A5 4.016%, 3/15/52		$800,000	$780,971
Commercial Mortgage Trust,
Series 2018-COR3 A3 4.228%, 5/10/51		700,000	686,179
DC Office Trust,
Series 2019-MTC A 2.965%, 9/15/45§		1,300,000	1,170,039
DOLP Trust,
Series 2021-NYC A 2.956%, 5/10/41§		1,000,000	890,845
FNMA ACES,
Series 2020-M33 X2 2.350%, 1/25/31 IO (l)		1,835,888	70,551
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A 2.856%, 5/10/34§		318,127	284,725
GS Mortgage Securities Trust,
Series 2016-GS3 WMB 3.722%, 10/10/49 (l)§		100,000	92,695
Hilton USA Trust,
Series 2016-SFP A 2.828%, 11/5/35§		600,000	498,100
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2021-NYAH A 4.750%, 6/15/38 (l)§		700,000	676,674
Morgan Stanley Capital I Trust,
Series 2020-CNP A 2.509%, 4/5/42 (l)§		800,000	711,387
MSSG Trust,
Series 2017-237P A 3.397%, 9/13/39§		700,000	672,028
New Orleans Hotel Trust,
Series 2019-HNLA A 4.662%, 4/15/32 (l)§		500,000	493,773
NYO Commercial Mortgage Trust,
Series 2021-1290 A 4.835%, 11/15/38 (l)§		400,000	399,504
STWD Mortgage Trust,
Series 2021-LIH A 4.598%, 11/15/36 (l)§		1,200,000	1,198,500
Wells Fargo Commercial Mortgage Trust,
Series 2018-C48 A5 4.302%, 1/15/52		800,000	790,248
Worldwide Plaza Trust,
Series 2017-WWP A 3.526%, 11/10/36§		900,000	723,876

Total Commercial Mortgage-Backed Securities			10,699,360

Corporate Bonds (32.0%)
Communication Services (1.2%)
Diversified Telecommunication Services (0.7%)
QTS Fayetteville I Dc1-2 LLC
5.700%, 4/15/36§		300,000	284,901
RD Michigan Property Owner I LLC
7.500%, 3/30/45§		1,540,000	1,535,625

			1,820,526

Media (0.3%)
Charter Communications Operating LLC
2.250%, 1/15/29		800,000	744,536

Wireless Telecommunication Services (0.2%)
Rogers Communications, Inc.
3.650%, 3/31/27	CAD	500,000	353,707
Sprint Spectrum Co. LLC
5.152%, 3/20/28§		$140,000	$140,400

			494,107

Total Communication Services			3,059,169

Consumer Discretionary (2.1%)
Automobiles (1.5%)
BMW US Capital LLC
4.750%, 3/21/28§		200,000	200,554
Hyundai Capital America
4.600%, 4/6/28§		500,000	499,445
Mercedes-Benz Finance North America LLC
4.900%, 11/15/27§		200,000	201,024
Nissan Motor Acceptance Co. LLC
1.850%, 9/16/26§		800,000	791,232
2.750%, 3/9/28§		800,000	761,768
Nissan Motor Co. Ltd.
4.810%, 9/17/30§		800,000	744,480
Volkswagen Group of America Finance LLC
4.550%, 9/11/28§		600,000	595,678

			3,794,181

Hotels, Restaurants & Leisure (0.6%)
Choice Hotels International, Inc.
3.700%, 12/1/29		700,000	670,216
Expedia Group, Inc.
3.250%, 2/15/30		500,000	474,717
Marriott International, Inc.
4.500%, 10/15/31		500,000	492,667

			1,637,600

Total Consumer Discretionary			5,431,781

Consumer Staples (0.6%)
Food Products (0.4%)
JDE Peet’s NV
2.250%, 9/24/31§		400,000	346,282
Mondelez International, Inc.
4.625%, 7/3/31	CAD	700,000	511,013

			857,295

Personal Care Products (0.2%)
Coty, Inc.
4.500%, 5/15/27§	EUR	500,000	573,094

Total Consumer Staples			1,430,389

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
ONEOK Partners LP
6.850%, 10/15/37		$800,000	875,172

Total Energy			875,172

See Notes to Financial Statements.

1143

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Financials (13.6%)
Banks (7.6%)
Bank of America Corp.
(SOFR + 1.99%), 6.204%, 11/10/28 (k)		$600,000	$612,421
(CME Term SOFR 3 Month + 1.30%), 3.419%, 12/20/28 (k)		400,000	393,340
(SOFR + 0.87%), 4.456%, 2/6/32 (k)		500,000	490,414
Bank of Montreal 4.309%, 6/1/27	CAD	200,000	142,549
Barclays plc
(SOFR + 1.14%), 4.521%, 2/24/32 (k)		$500,000	488,125
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32 (k)		700,000	630,377
BNP Paribas SA
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.35%), 5.683%, 7/17/27 (k)(m)	AUD	800,000	553,663
3.500%, 11/16/27§		$300,000	296,358
BPCE SA
(SOFR + 2.27%), 6.714%, 10/19/29 (k)§		500,000	519,442
(SOFR + 1.22%), 5.184%, 6/2/32 (k)§		250,000	249,466
Credit Agricole SA (SOFR + 1.17%), 4.656%, 1/12/32 (k)§		300,000	295,411
First Abu Dhabi Bank PJSC (SOFR + 1.15%), 4.780%, 6/3/31 (k)§		200,000	200,224
HSBC Holdings plc
(SOFR + 0.99%), 4.398%, 3/10/30 (k)		400,000	395,752
(SOFR + 1.29%), 5.130%, 3/3/31 (k)		500,000	503,233
ING Groep NV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.51%), 4.875%, 5/16/29 (k)(m)(y)		300,000	289,557
(United States SOFR Compounded Index + 1.23%), 5.066%, 3/25/31 (k)		600,000	604,873
JPMorgan Chase & Co.
(SOFR + 1.33%), 6.070%, 10/22/27 (k)		500,000	502,449
(SOFR + 0.93%), 4.979%, 7/22/28 (k)		500,000	502,207
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30(k)		900,000	845,528
(SOFR + 0.84%), 4.347%, 1/22/32 (k)		500,000	489,943
Lloyds Bank plc 0.000%, 4/2/32 (e)(m)		600,000	451,272
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.462%, 1/5/28 (k)		400,000	401,967
Mitsubishi UFJ Financial Group, Inc.
(SOFR + 1.19%), 4.836%, 4/21/32 (k)		300,000	302,337
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.778%, 7/6/29 (k)		300,000	306,582
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.382%, 7/10/30 (k)		500,000	507,522
Morgan Stanley Bank NA
(SOFR + 0.87%), 5.504%, 5/26/28 (k)		500,000	503,669
(United States SOFR Compounded Index + 0.97%), 4.788%, 5/10/30 (k)		500,000	500,577
Morgan Stanley Private Bank NA
(SOFR + 0.76%), 4.213%, 2/8/30 (k)		300,000	296,086
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 4.983%, 6/18/32 (k)		1,000,000	1,000,569
Nederlandse Waterschapsbank NV
4.000%, 6/1/28§		400,000	398,188
Norinchukin Bank (The)
5.430%, 3/9/28§		600,000	605,755
5.094%, 10/16/29§		500,000	502,411
Royal Bank of Canada
4.900%, 1/12/28		300,000	302,206
Santander Holdings USA, Inc.
(SOFR + 2.36%), 6.499%, 3/9/29 (k)		500,000	512,715
(SOFR + 1.88%), 5.741%, 3/20/31 (k)		400,000	408,105
Santander UK Group Holdings plc
(SOFR + 1.48%), 2.896%, 3/15/32 (k)		700,000	635,705
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.005%, 10/15/30 (k)§		500,000	501,695
Sumitomo Mitsui Financial Group, Inc.
(SOFR + 1.05%), 4.934%, 7/7/32 (k)		600,000	598,673
Sumitomo Mitsui Trust Bank Ltd.
5.500%, 3/9/28§		300,000	304,506
Toronto-Dominion Bank (The)
4.109%, 10/13/28		400,000	395,962
Wells Fargo & Co.
(CAONINDX + 1.04%), 5.083%, 4/26/28 (k)	CAD	600,000	429,838
(SOFR + 0.72%), 4.577%, 5/20/29 (k)		$600,000	598,772
(SOFR + 0.74%), 4.182%, 1/23/30 (k)		500,000	492,903

			19,963,347

See Notes to Financial Statements.

1144

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Capital Markets (3.3%)
Brookfield Finance I UK plc
2.340%, 1/30/32		$700,000	$612,281
Deutsche Bank AG
(SOFR + 1.22%), 2.311%, 11/16/27 (k)		150,000	148,726
(SOFR + 1.41%), 5.060%, 4/14/32 (k)		450,000	448,888
Goldman Sachs Group, Inc. (The)
(SOFR + 1.27%), 5.727%, 4/25/30 (k)		500,000	512,492
(SOFR + 1.21%), 5.049%, 7/23/30 (k)		500,000	503,059
(SOFR + 1.14%), 4.692%, 10/23/30 (k)		500,000	497,455
Intercontinental Exchange, Inc.
3.950%, 12/1/28		200,000	197,380
4.200%, 3/15/31		100,000	97,880
Lazard Group LLC
4.500%, 9/19/28		700,000	694,625
LPL Holdings, Inc.
5.200%, 3/15/30		500,000	499,360
Morgan Stanley
(SOFR + 1.02%), 4.729%, 4/13/28 (k)		500,000	500,766
(SOFR + 1.01%), 5.652%, 4/13/28 (k)		500,000	504,417
(SOFR + 1.26%), 5.656%, 4/18/30 (k)		500,000	510,556
(SOFR + 1.10%), 4.654%, 10/18/30 (k)		500,000	497,045
Stifel Financial Corp.
4.000%, 5/15/30		900,000	870,902
UBS AG
(SOFR + 0.74%), 4.678%, 11/29/30 (k)		300,000	299,318
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.703%, 8/5/27 (k)§		200,000	199,926
(SOFR + 3.73%), 4.194%, 4/1/31 (k)§		300,000	293,132
(SOFR + 1.05%), 4.588%, 8/10/32 (k)§		700,000	686,920

			8,575,128

Consumer Finance (0.8%)
Ally Financial, Inc.
2.200%, 11/2/28		1,500,000	1,410,680
Ford Motor Credit Co. LLC
5.420%, 4/9/31		700,000	694,652

			2,105,332

Financial Services (1.2%)
BNG Bank NV
4.750%, 2/1/30§		600,000	608,937
Fidelity National Information Services, Inc.
(EURIBOR 3 Month + 0.85%), 3.201%, 3/10/28 (k)	EUR	500,000	572,237
Global Payments, Inc.
2.900%, 5/15/30		$700,000	642,407
HA Sustainable Infrastructure Capital, Inc.
6.150%, 1/15/31		100,000	102,199
6.000%, 3/15/36		200,000	197,403
Lseg US Fin Corp.
4.250%, 3/23/29§		300,000	296,427
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27 (k)§		500,000	502,855
NTT Finance Corp.
4.828%, 11/1/29§		300,000	299,839

			3,222,304

Insurance (0.7%)
First American Financial Corp.
4.000%, 5/15/30		700,000	673,477
Manulife Financial Corp.
3.703%, 3/16/32		1,100,000	1,042,188

			1,715,665

Total Financials			35,581,776

Health Care (0.6%)
Health Care Providers & Services (0.2%)
Centene Corp.
4.625%, 12/15/29		600,000	584,250

Pharmaceuticals (0.4%)
Bayer US Finance II LLC
4.375%, 12/15/28§		900,000	890,209

Total Health Care			1,474,459

Industrials (0.9%)
Machinery (0.3%)
Weir Group, Inc.
5.350%, 5/6/30§		300,000	302,533
Xylem, Inc.
5.450%, 6/1/36		500,000	509,347

			811,880

Marine Transportation (0.4%)
AP Moller – Maersk A/S
4.500%, 6/20/29§		700,000	698,382
5.875%, 9/14/33§		300,000	313,317

			1,011,699

Trading Companies & Distributors (0.2%)
Aircastle Ltd.
6.500%, 7/18/28§		100,000	102,972
Sumisho Air Lease Corp.
4.850%, 3/24/31§		300,000	296,734

			399,706

Total Industrials			2,223,285

Information Technology (2.1%)
IT Services (1.0%)
Beignet Investor LLC 6.581%, 5/30/49§		2,560,000	2,611,681

Semiconductors & Semiconductor Equipment (0.5%)
Broadcom, Inc. 3.137%, 11/15/35§		115,000	97,663
NXP BV
5.000%, 1/15/33		1,400,000	1,396,997

			1,494,660

See Notes to Financial Statements.

1145

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Software (0.6%)
Salesforce, Inc. 4.500%, 3/15/28		$300,000	$299,557
4.650%, 3/15/29		300,000	299,842
ServiceNow, Inc. 4.250%, 5/15/28		400,000	398,824
VMware LLC 4.700%, 5/15/30		500,000	501,049

			1,499,272

Total Information Technology			5,605,613

Materials (0.5%)
Containers & Packaging (0.5%)
Smurfit Kappa Treasury ULC
5.200%, 1/15/30		600,000	608,406
Smurfit Westrock Financing DAC
5.418%, 1/15/35		400,000	404,268
5.185%, 1/15/36		300,000	297,531

Total Materials			1,310,205

Real Estate (3.3%)
Diversified REITs (0.4%)
Digital Dutch Finco BV (REIT)
1.000%, 1/15/32(m)	EUR	1,200,000	1,186,502

Health Care REITs (0.1%)
Ventas Realty LP (REIT)
3.250%, 10/15/26		$200,000	199,317

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts LP (REIT)
Series J 2.900%, 12/15/31		300,000	268,562

Industrial REITs (0.2%)
Prologis LP (REIT)
4.200%, 2/15/33	CAD	700,000	497,307

Office REITs (0.5%)
Highwoods Realty LP (REIT)
4.125%, 3/15/28		$100,000	98,505
Kilroy Realty LP (REIT)
2.500%, 11/15/32		1,550,000	1,284,625

			1,383,130

Real Estate Management & Development (0.2%)
Jones Lang LaSalle, Inc.
6.875%, 12/1/28		400,000	418,951

Residential REITs (0.3%)
Mid-America Apartments LP (REIT)
2.750%, 3/15/30		400,000	374,439
Store Capital LLC (REIT)
2.700%, 12/1/31		500,000	439,337

			813,776

Specialized REITs (1.5%)
American Tower Corp. (REIT)
1.875%, 10/15/30		400,000	354,892
EPR Properties (REIT)
3.600%, 11/15/31		800,000	733,022
Equinix, Inc. (REIT)
1.550%, 3/15/28		1,000,000	950,857
2.500%, 5/15/31		800,000	716,811
3.900%, 4/15/32		1,200,000	1,133,940

			3,889,522

Total Real Estate			8,657,067

Utilities (6.8%)
Electric Utilities (5.4%)
Ameren Missouri Securitization Funding I LLC
Series A-1 4.850%, 10/1/39		657,438	652,011
CenterPoint Energy Houston Electric LLC
5.300%, 4/1/53		300,000	284,349
Edison International
6.250%, 3/15/30		350,000	359,698
ENEL Finance International NV
2.125%, 7/12/28 (e)§		2,300,000	2,187,105
Eversource Energy 4.450%, 12/15/30		500,000	491,089
Florida Power & Light Co. 5.050%, 4/1/28		100,000	101,067
NextEra Energy Capital Holdings, Inc.
1.900%, 6/15/28		2,100,000	1,997,261
Northern States Power Co.
2.600%, 6/1/51		872,000	529,922
4.500%, 6/1/52		700,000	589,357
Oncor Electric Delivery Co. LLC
3.500%, 5/15/31§	EUR	500,000	571,795
Pacific Gas and Electric Co.
5.050%, 10/15/32		$500,000	496,615
6.700%, 4/1/53		1,100,000	1,145,711
Public Service Co. of Colorado
3.700%, 6/15/28		400,000	394,603
Public Service Electric & Gas Co.
3.100%, 3/15/32		1,500,000	1,378,490
RWE Finance US LLC 5.125%, 9/18/35§		600,000	586,678
SCE Recovery Funding LLC
Series A-1 4.697%, 6/15/40		342,808	338,523
Sociedad Transmisora Metropolitana SpA
6.385%, 12/15/55§		700,000	711,144
Southern California Edison Co.
5.250%, 3/15/30		500,000	505,704
4.650%, 10/1/43		50,000	42,241
Series C 4.125%, 3/1/48		100,000	75,654
Wisconsin Power & Light Co.
4.950%, 4/1/33		300,000	300,182
5.375%, 3/30/34		400,000	405,578

			14,144,777

Independent Power and Renewable Electricity Producers (0.2%)
Clearway Energy Operating LLC
3.750%, 2/15/31§		600,000	556,500

Multi-Utilities (1.2%)
Abu Dhabi National Energy Co. PJSC
4.750%, 3/9/37§		500,000	477,500
New York State Electric & Gas Corp.
5.650%, 8/15/28§		900,000	917,080
5.300%, 8/15/34§		1,200,000	1,208,589

See Notes to Financial Statements.

1146

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
San Diego Gas & Electric Co. 4.950%, 8/15/28		$500,000	$504,124

			3,107,293

Total Utilities			17,808,570

Total Corporate Bonds			83,457,486

Foreign Government Securities (7.0%)
Bonos de la Tesoreria 7.300%, 8/12/33 (m)	PEN	2,500,000	817,356
6.850%, 8/12/35 (m)		400,000	122,850
Canada Government Bond 3.250%, 12/1/34	CAD	344,000	242,267
Commonwealth of Australia 2.750%, 6/21/35 (m)	AUD	1,000,000	594,645
Federative Republic of Brazil 4.000%, 4/23/30	EUR	400,000	457,611
Japan Government Bond 2.000%, 12/20/44	JPY	120,000,000	584,622
2.400%, 3/20/45		67,100,000	347,771
2.700%, 9/20/45		6,000,000	32,393
2.100%, 9/20/54		7,700,000	32,630
2.300%, 12/20/54		93,300,000	414,626
2.400%, 3/20/55		110,000,000	500,651
2.800%, 6/20/55		60,000,000	298,155
3.200%, 9/20/55		111,000,000	598,585
3.700%, 3/20/56		42,600,000	252,882
Japan International Cooperation Agency
2.750%, 4/27/27		$600,000	593,083
Kingdom of Saudi Arabia 4.125%, 1/12/29§		1,300,000	1,279,083
New South Wales Treasury Corp.
1.750%, 3/20/34 (m)	AUD	400,000	218,596
4.750%, 2/20/37 (m)		100,000	65,516
Province of Quebec 4.450%, 9/1/34	CAD	1,200,000	895,374
Queensland Treasury Corp. 1.500%, 8/20/32 (m)	AUD	400,000	226,622
4.500%, 8/22/35 (m)		100,000	65,350
Republic of Chile 4.850%, 1/22/29		$900,000	907,704
Republic of Colombia 5.375%, 1/21/29		200,000	199,550
Republic of Peru 6.950%, 8/12/31(m)	PEN	321,000	106,631
6.950%, 8/12/31§		81,000	26,907
6.150%, 8/12/32§		4,400,000	1,391,337
Republic of Philippines 5.500%, 1/17/48		$600,000	577,050
Republic of South Africa 7.000%, 2/28/31	ZAR	6,500,000	383,122
8.875%, 2/28/35		21,700,000	1,372,197
6.250%, 3/31/36		1,200,000	62,744
8.500%, 1/31/37		2,300,000	139,727
9.000%, 1/31/40		2,110,000	130,181
8.750%, 1/31/44		260,000	15,575
8.750%, 2/28/48		1,200,000	71,964
Romania Government Bond 5.625%, 2/22/36§	EUR	600,000	688,988
State of Kuwait 4.016%, 10/9/28§		$200,000	196,894
4.652%, 10/9/35§		200,000	195,356
State of Qatar 4.800%, 4/8/33§		500,000	502,344
Treasury Corp. of Victoria 2.250%, 9/15/33 (m)	AUD	200,000	114,890
2.000%, 11/20/37		200,000	97,653
U.K. Treasury Bonds 4.375%, 7/31/54 (m)	GBP	1,071,000	1,193,484
United Arab Emirates Government Bond
4.625%, 4/20/33§		$300,000	297,738
5.000%, 4/30/34§		300,000	304,275
United Mexican States 4.490%, 5/25/32	EUR	500,000	579,801
6.250%, 8/27/37		$200,000	200,450

Total Foreign Government Securities			18,397,230

Mortgage-Backed Securities (40.6%)
FHLMC 4.500%, 4/1/29		4,128	4,122
6.000%, 1/1/37		19,732	20,403
4.000%, 1/1/41		18,525	17,942
3.500%, 3/1/48		48,988	45,209
FHLMC UMBS 3.500%, 2/1/49		18,266	16,830
3.500%, 7/1/49		41,211	38,061
3.500%, 2/1/50		11,338	10,436
3.500%, 4/1/50		16,133	14,854
3.500%, 6/1/52		824,839	751,738
3.000%, 7/1/52		1,831,256	1,606,304
4.500%, 8/1/52		187,426	181,075
4.000%, 10/1/52		260,477	244,890
4.000%, 11/1/52		369,814	347,684
4.000%, 2/1/53		3,486,707	3,276,693
4.000%, 4/1/53		39,437	37,050
5.000%, 6/1/53		4,660,741	4,619,473
5.000%, 7/1/53		4,612,703	4,568,978
4.500%, 8/1/53		1,470,610	1,421,121
5.500%, 8/1/53		629,342	635,502
4.000%, 11/1/53		350,688	329,017
5.500%, 2/1/54		642,737	648,224
5.500%, 3/1/54		7,203,368	7,255,869
5.500%, 4/1/54		745,326	750,688
5.500%, 5/1/54		40,372	40,678
6.000%, 6/1/54		176,068	180,258
6.000%, 4/1/55		367,418	381,931
4.000%, 6/1/55		997,119	933,710
5.000%, 7/1/55		711,099	702,302
5.000%, 8/1/55		31,303	30,964
4.000%, 12/1/55		1,991,868	1,865,201
4.000%, 1/1/56		991,344	928,302
4.000%, 3/1/56		986,615	923,874
4.000%, 4/1/56		588,573	551,145
FNMA 6.224%, 5/1/38 (l)		56,836	58,490
FNMA UMBS 4.500%, 1/1/34		5,878	5,853
5.500%, 4/1/34		11,409	11,601
5.500%, 5/1/34		23,913	24,316
2.500%, 2/1/35		227,005	218,932
5.500%, 3/1/38		15,461	15,793
5.000%, 8/1/39		18,775	18,871
4.500%, 12/1/41		5,833	5,768

See Notes to Financial Statements.

1147

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 7/1/44	$22,561	$22,248
3.500%, 2/1/48	7,508	6,922
3.500%, 11/1/48	9,059	8,350
4.500%, 7/1/52	8,164,714	7,902,715
4.000%, 7/1/53	838,326	787,569
4.500%, 7/1/53	879,258	850,219
5.000%, 7/1/53	562,045	558,795
5.500%, 10/1/53	27,347	27,614
5.500%, 11/1/53	54,786	55,305
5.500%, 12/1/53	686,193	690,829
5.500%, 2/1/54	34,413	34,707
6.000%, 2/1/54	557,802	571,600
5.500%, 3/1/54	31,948	32,221
5.500%, 6/1/54	646,601	652,845
6.000%, 7/1/54	1,115,483	1,141,331
5.000%, 1/1/55	28,565	28,248
4.000%, 1/1/56	994,666	931,413
4.000%, 2/1/56	1,993,484	1,866,714
FNMA/FHLMC UMBS, 30 Year, Single Family
4.000%, 7/25/56 TBA	624,773	584,749
4.500%, 7/25/56 TBA	600,000	576,000
5.000%, 7/25/56 TBA	3,100,000	3,050,109
3.000%, 8/25/56 TBA	7,100,000	6,200,852
3.500%, 8/25/56 TBA	11,200,000	10,176,251
4.500%, 8/25/56 TBA	1,700,000	1,630,672
5.500%, 8/25/56 TBA	21,400,000	21,460,187
6.000%, 8/25/56 TBA	1,420,000	1,446,902
GNMA 3.000%, 7/15/45	4,837	4,358
3.000%, 8/15/45	34,537	31,206
4.500%, 1/20/49	162,532	159,225
5.000%, 1/20/49	2,180	2,194
5.000%, 2/20/49	27,540	27,729
5.000%, 7/20/49	784,545	791,643
3.500%, 11/20/54	541,796	487,781
4.000%, 7/20/55	2,750,311	2,559,574
6.000%, 7/15/56 TBA	50,500	51,546
3.500%, 8/15/56 TBA	1,000,000	898,828
5.000%, 8/15/56 TBA	2,000,000	1,971,875
6.000%, 8/15/56 TBA	3,800,000	3,871,547

Total Mortgage-Backed Securities		105,893,025

Municipal Bonds (0.7%)
California Health Facilities Financing Authority
4.190%, 6/1/37	1,300,000	1,214,689
University of Michigan 3.504%, 4/1/52	900,000	657,458

Total Municipal Bonds		1,872,147

Supranational (0.7%)
European Investment Bank 3.750%, 2/14/33	500,000	483,613
European Union 2.875%, 10/5/29 (m)	1,000,000	1,148,629
2.500%, 12/4/31 (m)	100,000	112,242
1.250%, 2/4/43 (m)	100,000	79,625

Total Supranational		1,824,109

U.S. Treasury Obligations (20.5%)
U.S. Treasury Bonds 1.375%, 11/15/40	8,600,000	5,578,965
2.250%, 5/15/41	1,100,000	804,719
4.375%, 5/15/41	908,000	872,794
1.750%, 8/15/41	400,000	268,985
2.000%, 11/15/41	400,000	277,962
2.375%, 2/15/42	800,000	585,595
3.250%, 5/15/42	3,910,000	3,230,560
3.375%, 8/15/42	100,000	83,728
4.000%, 11/15/42	570,000	516,189
3.875%, 2/15/43	2,800,000	2,490,020
3.875%, 5/15/43	1,003,000	889,765
3.625%, 8/15/43	1,725,000	1,474,874
4.375%, 8/15/43	3,414,000	3,222,176
3.375%, 5/15/44	900,000	736,594
4.625%, 5/15/44	100,000	96,979
3.125%, 8/15/44	1,800,000	1,414,135
2.875%, 8/15/45	600,000	447,067
4.875%, 8/15/45	2,353,000	2,344,181
2.750%, 8/15/47	300,000	213,093
3.000%, 2/15/48	1,000,000	739,420
3.125%, 5/15/48	100,000	75,449
3.000%, 8/15/48	12,800,000	9,417,450
3.375%, 11/15/48	600,000	471,186
3.000%, 2/15/49	700,000	512,539
2.875%, 5/15/49	1,300,000	927,492
2.250%, 8/15/49	2,360,000	1,475,076
2.375%, 11/15/49	400,000	256,002
2.000%, 2/15/50	2,000,000	1,171,384
1.375%, 8/15/50	400,000	197,285
1.625%, 11/15/50	1,700,000	893,511
1.875%, 2/15/51	2,450,000	1,368,859
2.375%, 5/15/51	300,000	188,539
2.000%, 8/15/51	2,075,000	1,187,901
1.875%, 11/15/51	625,000	345,368
U.S. Treasury Inflation Linked Bonds
0.625%, 2/15/43 TIPS	1,738,164	1,275,129
1.375%, 2/15/44 TIPS	142,891	117,355
0.750%, 2/15/45 TIPS	707,105	505,408
1.000%, 2/15/46 TIPS	140,548	103,860
0.875%, 2/15/47 TIPS	413,874	293,095
1.000%, 2/15/49 TIPS	132,342	93,599
0.250%, 2/15/50 TIPS	129,532	73,578
0.125%, 2/15/51 TIPS	1,407,032	750,782
1.500%, 2/15/53 TIPS	784,224	600,494
2.125%, 2/15/54 TIPS	1,658,033	1,460,051
2.375%, 2/15/55 TIPS	211,074	195,891
U.S. Treasury Notes 3.750%, 4/30/28	850,000	844,103
3.500%, 1/31/30	250,000	244,512
3.875%, 4/30/30	225,000	222,687
4.000%, 1/31/31	300,000	297,613
4.250%, 2/28/31	300,000	300,749
4.125%, 3/31/31	199,000	198,393
4.625%, 4/30/31 (w)	493,000	502,168
4.375%, 5/15/36	403,000	401,615
U.S. Treasury STRIPS Bonds 0.000%, 8/15/40 STRIPS	300,000	151,080
0.000%, 5/15/41 STRIPS	100,000	48,133
0.000%, 8/15/41 STRIPS	300,000	142,266

Total U.S. Treasury Obligations		53,598,403

Total Long-Term Debt Securities (117.1%)
(Cost $319,990,123)		305,596,433

See Notes to Financial Statements.

1148

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (0.1%)
Federative Republic of Brazil 0.00%, 10/1/26 (p)	BRL	1,900,000	$355,939

Total Short-Term Investments (0.1%)
(Cost $351,935)			355,939

	Number of Contracts		Value (Note 1)
SWAPTIONS PURCHASED:
Call Swaptions Purchased (0.0%)†
Call/Put Interest Rate Swaptions Purchased Payable (0.0%)†
1 Year, December 2026 @2.40% v.3 Month EURIBOR 12/29/2026 at EUR 2.40, European Style Notional Amount: EUR 13,000,000 Counterparty: Goldman Sachs Bank USA*		13,000,000	$9,198
1 Year, December 2026 @2.66% v.3 Month EURIBOR 12/29/2026 at EUR 2.66, European Style Notional Amount: EUR 5,000,000 Counterparty: Barclays Bank plc*		5,000,000	—
1 Year, December 2026 @2.66% v.3 Month EURIBOR 12/29/2026 at EUR 2.66, European Style Notional Amount: EUR 6,700,000 Counterparty: Citibank NA*		6,700,000	12,553
1 Year, July 2026 @3.50% v.1 Day SOFR 07/13/2026 at USD 3.50, European Style Notional Amount: USD 19,200,000 Counterparty: Citibank NA*		19,200,000	128

Total Swaptions Purchased (0.0%)†
(Cost $71,134)			21,879

Total Investments in Securities (117.2%)
(Cost $320,413,192)			305,974,251
Other Assets Less Liabilities (-17.2%)			(44,948,492)

Net Assets (100%)			$261,025,759

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2026, the market value of these securities amounted to $56,067,651 or 21.5% of net assets.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2026. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2026.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2026.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the market value or fair value, as applicable, of these securities amounted to $7,939,142 or 3.0% of net assets.

(p)	Yield to maturity.
(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $4,074.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2026.

Glossary:

ACES	— Alternative Credit Enhancement Securities
ARM	— Adjustable Rate Mortgage
ASX	— Australian Securities Exchange
AUD	— Australian Dollar
BBR	— Bank Bill Rate
BRL	— Brazilian Real
CAD	— Canadian Dollar
CDI	— Interbank Certificate of Deposit
CME	— Chicago Mercantile Exchange
CLO	— Collateralized Loan Obligation
CNY	— Chinese Renminbi
CORRA	— Canadian Overnight Repo Rate Average
DKK	— Denmark Krone
ESTR	— Euro Short-Term Rate
EUR	— European Currency Unit
EURIBOR	— Euro Interbank Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
IO	— Interest Only
JPY	— Japanese Yen
KRW	— Korean (South) Won
MXN	— Mexican Peso
PEN	— Peruvian Sol
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Over Night Index Average
STRIPS	— Separate Trading of Registered Interest and
Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	— To Be Announced; Security is subject to
delayed delivery
TIPS	— Treasury Inflation Protected Security
TONAR	— Tokyo Over-Night Average Rate
TRY	— Turkish Lira
TWD	— New Taiwan Dollar
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

1149

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	1	9/2026	AUD	76,032	1,161
Canada 10 Year Bond	16	9/2026	CAD	1,366,304	13,267
Long Gilt	49	9/2026	GBP	5,798,298	98,264
U.S. Treasury 2 Year Note	63	9/2026	USD	12,986,367	(6,506)
U.S. Treasury 5 Year Note	365	9/2026	USD	39,072,109	82,998
U.S. Treasury 10 Year Note	177	9/2026	USD	19,450,641	135,229

					324,413

Short Contracts
Euro-Bund	(14)	9/2026	EUR	(2,036,982)	(18,319)
U.S. Treasury Long Bond	(5)	9/2026	USD	(567,500)	(15,788)
U.S. Treasury Ultra Bond	(35)	9/2026	USD	(4,065,469)	(134,309)

					(168,416)

					155,997

Forward Foreign Currency Contracts outstanding as of June 30, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
TRY	605,705	USD	12,905	Barclays Bank plc	7/1/2026	80
CAD	4,905,413	USD	3,447,233	Goldman Sachs Bank USA	7/2/2026	11,545
DKK	102,449	USD	15,641	HSBC Bank plc	7/2/2026	20
EUR	9,393,968	USD	10,669,668	HSBC Bank plc	7/2/2026	63,879
USD	403,419	AUD	563,608	HSBC Bank plc	7/2/2026	13,205
USD	1,708,382	AUD	2,396,392	JPMorgan Chase Bank	7/2/2026	49,240
USD	323,291	BRL	1,650,000	Goldman Sachs Bank USA**	7/2/2026	3,666
USD	3,652,957	CAD	5,042,457	Barclays Bank plc	7/2/2026	97,549
USD	22,517	CNY	152,000	JPMorgan Chase Bank**	7/2/2026	116
USD	43,137	DKK	276,426	Citibank NA	7/2/2026	881
USD	10,955,738	EUR	9,393,968	Bank of America	7/2/2026	222,191
USD	3,874,497	GBP	2,887,270	JPMorgan Chase Bank	7/2/2026	44,678
USD	487,098	JPY	77,479,269	Bank of America	7/2/2026	10,581
USD	202,723	JPY	32,205,018	Goldman Sachs Bank USA	7/2/2026	4,654
USD	2,709,806	JPY	430,872,598	HSBC Bank plc	7/2/2026	59,832
TRY	4,168,675	USD	88,584	Barclays Bank plc	7/6/2026	517
TRY	1,550,019	USD	32,277	Barclays Bank plc	7/14/2026	635
TRY	11,412,038	USD	238,756	Barclays Bank plc	7/20/2026	2,276
USD	628,055	ZAR	10,203,516	Barclays Bank plc	7/21/2026	6,164
TRY	8,640,038	USD	181,926	Barclays Bank plc	7/22/2026	237
TRY	4,240,304	USD	88,918	Barclays Bank plc	7/27/2026	87
TRY	3,644,747	USD	76,406	Barclays Bank plc	7/28/2026	30
USD	3,344,202	JPY	539,173,054	Barclays Bank plc	8/4/2026	19,000
USD	129,703	PEN	437,669	Citibank NA**	8/26/2026	1,943
PEN	8,297	USD	2,412	Citibank NA**	9/16/2026	8
USD	331,287	TWD	10,486,900	JPMorgan Chase Bank**	9/16/2026	602
USD	601,830	MXN	10,536,000	Bank of America	9/17/2026	3,234
USD	107,000	MXN	1,881,835	Goldman Sachs Bank USA	9/17/2026	85
USD	602,580	BRL	3,169,148	JPMorgan Chase Bank**	10/2/2026	2,173

Total unrealized appreciation						619,108

See Notes to Financial Statements.

1150

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	3,100,876	USD	602,580	JPMorgan Chase Bank**	7/2/2026	(1,903)
JPY	540,590,327	USD	3,344,202	Barclays Bank plc	7/2/2026	(19,436)
USD	186,000	BRL	970,338	Bank of America**	7/2/2026	(1,966)
USD	91,000	BRL	473,427	Goldman Sachs Bank USA**	7/2/2026	(709)
USD	33,749	TRY	1,609,464	Barclays Bank plc	7/14/2026	(424)
KRW	33,269,461	USD	21,846	Bank of America**	7/15/2026	(368)
KRW	572,635,028	USD	377,755	HSBC Bank plc**	7/15/2026	(8,060)
USD	435,913	PEN	1,505,035	Citibank NA**	7/16/2026	(4,176)
USD	92,226	TRY	4,422,353	Barclays Bank plc	7/20/2026	(1,178)
USD	640,389	ZAR	10,533,957	Barclays Bank plc	7/21/2026	(1,641)
TRY	52,886,185	USD	1,107,912	Barclays Bank plc	7/30/2026	(768)
TRY	620,367	USD	12,991	Barclays Bank plc	7/31/2026	(15)
BRL	4,806,575	USD	941,689	Goldman Sachs Bank USA**	8/4/2026	(18,186)
USD	2,041,121	AUD	2,960,000	HSBC Bank plc	8/4/2026	(6,922)
USD	3,447,233	CAD	4,898,442	Goldman Sachs Bank USA	8/4/2026	(12,001)
USD	96,354	CAD	136,620	HSBC Bank plc	8/4/2026	(125)
USD	22,443	CNY	152,000	Goldman Sachs Bank USA**	8/4/2026	(12)
USD	22,390	CNY	151,703	Morgan Stanley**	8/4/2026	(20)
USD	32,714	DKK	214,062	HSBC Bank plc	8/4/2026	(70)
USD	10,684,069	EUR	9,393,968	HSBC Bank plc	8/4/2026	(64,783)
USD	3,820,629	GBP	2,887,270	JPMorgan Chase Bank	8/4/2026	(9,107)
BRL	541,398	USD	105,181	Goldman Sachs Bank USA**	9/2/2026	(1,897)
USD	200,707	MXN	3,534,000	Goldman Sachs Bank USA	9/17/2026	(75)
USD	347,667	BRL	1,900,000	Bank of America**	10/2/2026	(12,294)
USD	896,338	PEN	3,103,569	Citibank NA**	10/23/2026	(7,587)
MXN	19,583,857	USD	1,110,637	JPMorgan Chase Bank	12/16/2026	(6,195)
USD	824,582	PEN	2,882,327	Citibank NA**	12/16/2026	(13,418)
USD	158,172	PEN	561,764	Citibank NA**	5/7/2027	(4,329)

Total unrealized depreciation						(197,665)

Net unrealized appreciation						421,443

**	Non-deliverable forward.

Written Call Options Contracts as of June 30, 2026 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
U.S. Treasury 10 Year Note	Exchange Traded	3	USD	(300,000)	USD	110.25	7/2/2026	(234)
U.S. Treasury 10 Year Note	Exchange Traded	4	USD	(400,000)	USD	110.25	7/17/2026	(1,063)
U.S. Treasury 10 Year Note	Exchange Traded	6	USD	(600,000)	USD	110.50	7/2/2026	(188)
U.S. Treasury 10 Year Note	Exchange Traded	3	USD	(300,000)	USD	110.75	7/10/2026	(141)
U.S. Treasury 10 Year Note	Exchange Traded	2	USD	(200,000)	USD	110.75	7/24/2026	(344)
U.S. Treasury 10 Year Note	Exchange Traded	4	USD	(400,000)	USD	111.00	7/17/2026	(313)
U.S. Treasury 10 Year Note	Exchange Traded	15	USD	(1,500,000)	USD	111.00	7/24/2026	(1,875)

								(4,158)

See Notes to Financial Statements.

1151

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Written Put Options Contracts as of June 30, 2026 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Foreign Exchange USD/KRW	Bank of America	212,848	USD	(212,848)	USD	1,350.00	7/9/2026	—
Foreign Exchange USD/KRW	Bank of America	362,152	USD	(362,152)	USD	1,350.00	7/13/2026	—
Foreign Exchange USD/KRW	HSBC BANK USA N.A.	219,000	USD	(219,000)	USD	1,350.00	7/10/2026	—
U.S. Treasury 10 Year Note	Exchange Traded	3	USD	(300,000)	USD	108.00	7/24/2026	(188)
U.S. Treasury 10 Year Note	Exchange Traded	3	USD	(300,000)	USD	108.25	7/2/2026	(3)
U.S. Treasury 10 Year Note	Exchange Traded	8	USD	(800,000)	USD	108.50	7/24/2026	(875)
U.S. Treasury 10 Year Note	Exchange Traded	6	USD	(600,000)	USD	108.75	7/2/2026	(6)
U.S. Treasury 10 Year Note	Exchange Traded	4	USD	(400,000)	USD	108.75	7/17/2026	(375)
U.S. Treasury 10 Year Note	Exchange Traded	3	USD	(300,000)	USD	109.00	7/10/2026	(188)
U.S. Treasury 10 Year Note	Exchange Traded	4	USD	(400,000)	USD	109.25	7/17/2026	(750)
U.S. Treasury 10 Year Note	Exchange Traded	2	USD	(200,000)	USD	109.25	7/24/2026	(500)
U.S. Treasury 10 Year Note	Exchange Traded	4	USD	(400,000)	USD	109.50	7/24/2026	(1,313)

								(4,198)

Total Written Options Contracts (Premiums Received ($17,999))								(8,356)

Written Call Swaption Contracts as of June 30, 2026 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
1 Year, July 2026 @3.00% v.1 Day SOFR	Citibank NA	19,200,000	USD	(19,200,000)	USD	3.00	7/13/2026	(4)
1 Year, July 2026 @3.25% v.1 Day SOFR	Citibank NA	19,200,000	USD	(19,200,000)	USD	3.25	7/13/2026	(20)
10 Years, December 2026 @2.69% v.6 Month EURIBOR	Goldman Sachs Bank USA	750,000	EUR	(750,000)	EUR	2.69	12/29/2026	(4,402)
10 Years, December 2026 @2.70% v.6 Month EURIBOR	Goldman Sachs Bank USA	750,000	EUR	(750,000)	EUR	2.70	12/29/2026	(4,624)
10 Years, December 2026 @2.94% v.6 Month EURIBOR	Citibank NA	770,000	EUR	(770,000)	EUR	2.94	12/29/2026	(11,864)
10 Years, December 2026 @2.95% v.6 Month EURIBOR	Barclays Bank plc	580,000	EUR	(580,000)	EUR	2.95	12/29/2026	—
10 Years, July 2026 @3.88% v.1 Day SOFR	JPMorgan Chase Bank	100,000	USD	(100,000)	USD	3.88	7/24/2026	(180)
10 Years, July 2026 @4.00% v.1 Day SOFR	Goldman Sachs Bank USA	100,000	USD	(100,000)	USD	4.00	7/8/2026	(317)

								(21,411)

Written Put Swaption Contracts as of June 30, 2026 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
10 Years, July 2026 @4.14% v.1 Day SOFR	JPMorgan Chase Bank	100,000	USD	(100,000)	USD	4.14	7/24/2026	(216)
10 Years, July 2026 @4.28% v.1 Day SOFR	Goldman Sachs Bank USA	100,000	USD	(100,000)	USD	4.28	7/8/2026	(5)
2 Years, July 2026 @4.15% v.1 Day SOFR	Morgan Stanley	400,000	USD	(400,000)	USD	4.15	7/1/2026	—
2 Years, July 2026 @4.20% v.1 Day SOFR	Bank of America	1,800,000	USD	(1,800,000)	USD	4.20	7/20/2026	(728)

								(949)

Total Written Swaption Contracts (Premiums Received ($69,295))								(22,360)

See Notes to Financial Statements.

1152

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Centrally Cleared Credit default swap contracts outstanding - sell protection as of June 30, 2026 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/ Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
AT&T, Inc.	1.00	Quarterly	12/20/2027	0.37	USD	300,000	2,712	93	2,805
Verizon Communications, Inc.	1.00	Quarterly	6/20/2028	0.36	USD	200,000	1,199	1,302	2,501
Verizon Communications, Inc.	1.00	Quarterly	12/20/2028	0.41	USD	100,000	648	769	1,417
Verizon Communications, Inc.	1.00	Quarterly	12/20/2029	0.50	USD	300,000	3,721	1,175	4,896
CDX North American Investment Grade 46-V1	1.00	Quarterly	6/20/2031	0.51	USD	600,000	10,205	3,149	13,354
CDX North American Investment Grade 46-V1	1.00	Quarterly	6/20/2031	0.51	USD	700,000	10,945	4,634	15,579
CDX North American Investment Grade 46-V1	1.00	Quarterly	6/20/2031	0.51	USD	300,000	5,011	1,666	6,677
CDX North American Investment Grade 46-V1	1.00	Quarterly	6/20/2031	0.51	USD	11,500,000	191,831	64,112	255,943
CDX North American Investment Grade 46-V1	1.00	Quarterly	6/20/2031	0.51	USD	600,000	9,873	3,481	13,354
CDX North American Investment Grade 46-V1	1.00	Quarterly	6/20/2031	0.51	USD	200,000	3,060	1,391	4,451
CDX North American Investment Grade 46-V1	1.00	Quarterly	6/20/2031	0.51	USD	100,000	1,534	692	2,226
CDX North American Investment Grade 46-V1	1.00	Quarterly	6/20/2031	0.51	USD	700,000	14,096	1,483	15,579
iTraxx Europe Main 45-V1	1.00	Quarterly	6/20/2031	0.52	EUR	600,000	10,456	5,091	15,547
iTraxx Europe Main 45-V1	1.00	Quarterly	6/20/2031	0.52	EUR	270,000	4,808	2,188	6,996
iTraxx Europe Main 45-V1	1.00	Quarterly	6/20/2031	0.52	EUR	300,000	5,222	2,551	7,773

Total Centrally Cleared Credit default swap contracts outstanding							275,321	93,777	369,098

OTC Credit default swap contracts outstanding - sell protection as of June 30, 2026 (Note 1):

Reference Obligation/ Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of South Africa	1.00	Quarterly	Morgan Stanley	12/20/2026	0.20	USD	1,300,000	(5,562)	10,794	5,232
Republic of South Africa	1.00	Quarterly	Bank of America	12/20/2026	0.20	USD	1,600,000	(7,145)	13,584	6,439
iTraxx Europe Crossover 44-V1	5.00	Quarterly	JPMorgan Chase Bank	12/20/2030	0.50	EUR	440,000	91,981	1,591	93,572
iTraxx Europe Crossover 44-V1	5.00	Quarterly	Morgan Stanley	12/20/2030	0.50	EUR	360,000	72,842	3,717	76,559
iTraxx Europe Crossover 44-V1	5.00	Quarterly	Citibank NA	12/20/2030	0.50	EUR	100,000	20,332	934	21,266

								172,448	30,620	203,068

See Notes to Financial Statements.

1153

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Centrally Cleared Interest rate swap contracts outstanding as of June 30, 2026 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	3.00 annually	Receive	9/16/2056	EUR	500,000	11,124	(2,024)	9,100
6 month EURIBOR Semi-Annual	2.35 annually	Receive	4/29/2030	EUR	200,000	—	2,947	2,947
6 month EURIBOR Semi-Annual	3.00 annually	Receive	9/16/2056	EUR	610,000	14,277	(3,176)	11,101
6 month EURIBOR Semi-Annual	3.00 annually	Receive	9/16/2056	EUR	1,210,000	19,443	2,578	22,021
1 day CDI At Termination	14.03 at termination	Pay	1/2/2031	BRL	3,395,477	—	890	890
1 day CDI At Termination	14.38 at termination	Pay	1/2/2031	BRL	434,564	—	1,350	1,350
1 day CDI At Termination	13.02 at termination	Receive	1/2/2029	BRL	6,161,055	—	48,191	48,191
1 day CDI At Termination	14.03 at termination	Pay	1/2/2031	BRL	1,871,089	(5,426)	5,916	490
1 day CDI At Termination	13.00 at termination	Receive	1/2/2029	BRL	1,525,195	—	12,066	12,066
1 day CDI At Termination	14.07 at termination	Pay	1/2/2031	BRL	1,288,428	—	505	505
1 day CDI At Termination	14.03 at termination	Pay	1/2/2031	BRL	2,294,836	(3,026)	3,627	601
1 day SOFR Annual	3.75 annually	Receive	8/15/2033	USD	700,000	—	8,339	8,339
1 day SOFR Annual	4.00 annually	Receive	6/17/2056	USD	140,300	2,528	1,416	3,944
1 day SOFR Annual	3.91 annually	Receive	3/4/2035	USD	200,000	—	658	658
1 day SOFR Annual	3.55 annually	Receive	9/17/2035	USD	200,000	—	7,032	7,032
1 day SOFR Annual	3.75 annually	Receive	6/17/2036	USD	300,000	8,998	(2,859)	6,139
1 day SOFR Annual	3.75 annually	Receive	6/17/2036	USD	300,000	9,207	(3,068)	6,139
1 day SOFR Annual	3.75 annually	Receive	6/17/2036	USD	500,000	12,368	(2,136)	10,232
1 day SOFR Annual	4.00 annually	Receive	6/17/2056	USD	300,000	12,602	(4,169)	8,433
1 day TONAR Annual	1.25 annually	Receive	6/18/2032	JPY	540,000,000	(6,186)	156,015	149,829
1 day SOFR Annual	3.75 annually	Receive	9/16/2036	USD	100,000	1,815	334	2,149
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	120,000	(337)	1,273	936
1 day SOFR Annual	3.75 annually	Receive	9/16/2036	USD	450,000	10,323	(653)	9,670
1 day SOFR Annual	3.72 annually	Receive	8/15/2035	USD	235,000	464	4,134	4,598
1 day SOFR Annual	3.72 annually	Receive	8/15/2035	USD	300,000	812	5,058	5,870
1 day SOFR Annual	4.00 annually	Receive	6/17/2056	USD	400,000	19,600	(8,356)	11,244
1 day SOFR Annual	3.75 annually	Receive	6/17/2036	USD	400,000	12,401	(4,215)	8,186
1 day SOFR Annual	4.00 annually	Receive	6/17/2056	USD	200,000	3,365	2,257	5,622
1 day SOFR Annual	4.08 annually	Receive	11/15/2053	USD	100,000	—	1,705	1,705
1 day SOFR Annual	4.00 annually	Receive	6/17/2056	USD	200,000	3,940	1,682	5,622
1 day SOFR Annual	4.00 annually	Receive	6/17/2056	USD	100,000	1,907	904	2,811
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	140,000	(109)	1,201	1,092
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	120,000	(158)	1,094	936
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	120,000	(36)	972	936
1 day SOFR Annual	4.00 annually	Receive	6/17/2056	USD	100,000	647	2,164	2,811
1 day SOFR Annual	4.00 annually	Receive	6/17/2056	USD	100,000	511	2,300	2,811
1 day SOFR Annual	4.00 annually	Receive	6/17/2056	USD	100,000	520	2,291	2,811
1 day SOFR Annual	4.00 annually	Receive	6/17/2056	USD	100,000	1,579	1,232	2,811
1 day SOFR Annual	4.00 annually	Receive	6/17/2056	USD	200,000	4,858	764	5,622
1 day REPO_CORRA Semi-Annual	2.74 semi-annually	Receive	6/1/2034	CAD	200,000	—	2,611	2,611
1 day SOFR Annual	4.00 annually	Receive	6/17/2056	USD	100,000	2,042	769	2,811
1 day SOFR Annual	3.67 annually	Receive	5/31/2028	USD	1,500,000	—	9,141	9,141
1 day SOFR Annual	4.00 annually	Receive	6/17/2056	USD	100,000	1,997	814	2,811
1 day SONIA Annual	4.00 annually	Receive	9/16/2036	GBP	1,240,000	37,599	10,395	47,994
1 day SONIA Annual	4.00 annually	Receive	9/16/2036	GBP	1,160,000	38,577	6,320	44,897
1 day SONIA Annual	4.00 annually	Receive	9/16/2036	GBP	300,000	6,241	5,370	11,611
1 day SOFR Annual	3.50 annually	Receive	3/18/2031	USD	250,000	(1,704)	6,046	4,342
1 day SONIA Annual	4.50 annually	Receive	9/16/2056	GBP	110,000	5,402	1,266	6,668
1 day SOFR Annual	3.50 annually	Receive	3/18/2031	USD	250,000	(1,674)	6,016	4,342
1 day SOFR Annual	3.78 annually	Receive	3/3/2036	USD	100,000	—	1,703	1,703
1 day SOFR Annual	3.75 annually	Receive	3/3/2036	USD	100,000	—	1,928	1,928
1 day SONIA Annual	4.50 annually	Receive	9/16/2056	GBP	90,000	4,372	1,083	5,455
1 day SOFR Annual	4.00 annually	Receive	6/17/2056	USD	100,000	677	2,134	2,811
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	120,000	(539)	1,475	936
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	120,000	(583)	1,519	936
1 day SOFR Annual	4.00 annually	Receive	6/17/2056	USD	62,000	2,001	(258)	1,743
1 day SOFR Annual	4.00 annually	Receive	6/17/2056	USD	359,700	7,812	2,299	10,111

See Notes to Financial Statements.

1154

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 day SOFR Annual	4.00 annually	Receive	6/17/2056	USD	275,000	13,059	(5,329)	7,730
1 day SOFR Annual	4.00 annually	Receive	6/17/2056	USD	100,000	2,051	760	2,811
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	5,253	17,298	22,551
1 day SOFR Annual	3.73 annually	Receive	10/31/2030	USD	400,000	—	2,806	2,806
1 day SOFR Annual	3.75 annually	Receive	6/20/2034	USD	6,400,000	200,182	(115,983)	84,199
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	5,871	16,680	22,551
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	300,000	6,508	27,318	33,826
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	300,000	6,887	26,939	33,826
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	4,628	17,923	22,551
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	7,671	14,880	22,551
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	7,740	14,811	22,551
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	400,000	10,447	34,654	45,101
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	6,591	15,960	22,551
1 day ESTR Annual	2.05 annually	Receive	10/5/2029	EUR	200,000	—	2,461	2,461
1 day SOFR Annual	3.81 annually	Receive	5/31/2028	USD	1,500,000	—	5,081	5,081
1 day REPO_CORRA Semi-Annual	3.00 semi-annually	Receive	6/1/2034	CAD	200,000	(179)	182	3
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	181,000	327	1,085	1,412
1 day SOFR Annual	3.91 annually	Receive	3/12/2035	USD	200,000	(1)	714	713
1 day ESTR Annual	2.06 annually	Receive	10/5/2029	EUR	300,000	—	3,521	3,521
1 day ESTR Annual	2.06 annually	Receive	10/5/2029	EUR	300,000	—	3,607	3,607
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	120,000	(552)	1,488	936
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	181,000	582	830	1,412
1 day SOFR Annual	3.74 annually	Receive	8/15/2033	USD	630,000	—	7,911	7,911
1 day SOFR Annual	3.73 annually	Receive	10/31/2030	USD	300,000	—	2,036	2,036
1 day SOFR Annual	3.93 annually	Receive	3/24/2035	USD	200,000	—	364	364
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	400,000	12,839	32,262	45,101
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	5,112	17,439	22,551
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	1,500,000	37,781	131,349	169,130
1 day SOFR Annual	4.00 annually	Receive	6/17/2056	USD	50,000	1,047	358	1,405
1 day SOFR Annual	4.00 annually	Receive	6/17/2056	USD	50,000	1,032	373	1,405
1 day SOFR Annual	4.00 annually	Receive	6/17/2056	USD	100,000	2,116	695	2,811
1 day SOFR Annual	4.00 annually	Receive	6/17/2056	USD	300,000	14,031	(5,598)	8,433
1 day SOFR Annual	4.00 annually	Receive	6/17/2056	USD	300,000	16,950	(8,517)	8,433
1 day SOFR Annual	3.74 annually	Receive	10/31/2030	USD	500,000	—	3,222	3,222
1 day SOFR Annual	1.75 annually	Receive	6/15/2032	USD	3,500,000	365,860	35,379	401,239
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	191,000	318	1,172	1,490
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	5,300,000	1,566,925	561,146	2,128,071
1 day SOFR Annual	3.72 annually	Receive	8/15/2033	USD	1,300,000	—	18,909	18,909
1 day REPO_CORRA Semi-Annual	3.00 semi-annually	Receive	6/1/2034	CAD	100,000	(8)	9	1
1 day REPO_CORRA Semi-Annual	3.00 semi-annually	Receive	6/1/2034	CAD	100,000	90	(89)	1
1 day SOFR Annual	3.72 annually	Receive	10/31/2030	USD	200,000	—	1,449	1,449
1 day SOFR Annual	2.62 annually	Receive	2/15/2048	USD	1,400,000	195,998	128,087	324,085
1 day SOFR Annual	2.00 annually	Receive	12/21/2032	USD	900,000	96,319	9,633	105,952
1 day SOFR Annual	3.50 annually	Receive	12/18/2054	USD	1,080,000	11,383	111,916	123,299
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	100,000	2,705	8,570	11,275
1 day SOFR Annual	3.75 annually	Receive	8/15/2033	USD	800,000	—	9,600	9,600
1 day SOFR Annual	4.00 annually	Receive	6/17/2056	USD	63,000	2,070	(299)	1,771
1 day SOFR Annual	3.93 annually	Receive	3/24/2035	USD	200,000	—	364	364

						2,849,864	1,466,296	4,316,160

6 month BBR Semi-Annual	4.50 semi-annually	Pay	9/18/2034	AUD	100,000	274	(1,506)	(1,232)
6 month BBR Semi-Annual	4.50 semi-annually	Pay	3/20/2034	AUD	900,000	5,840	(15,673)	(9,833)
6 month BBR Semi-Annual	4.50 semi-annually	Pay	9/20/2033	AUD	1,400,000	9,854	(23,052)	(13,198)
6 month EURIBOR Semi-Annual	2.61 annually	Pay	3/24/2035	EUR	80,000	—	(1,723)	(1,723)
6 month BBR Semi-Annual	4.50 semi-annually	Pay	9/18/2034	AUD	500,000	1,736	(7,897)	(6,161)
6 month EURIBOR Semi-Annual	2.75 annually	Pay	9/16/2036	EUR	3,550,000	(5,245)	(57,312)	(62,557)
6 month EURIBOR Semi-Annual	2.75 annually	Pay	9/16/2036	EUR	1,230,000	(10,014)	(11,661)	(21,675)
6 month EURIBOR Semi-Annual	2.75 annually	Pay	9/16/2036	EUR	1,120,000	(9,957)	(9,779)	(19,736)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/18/2027	EUR	2,200,000	(30,217)	(10,849)	(41,066)
6 month BBR Semi-Annual	4.00 semi-annually	Pay	3/19/2035	AUD	900,000	(811)	(35,113)	(35,924)

See Notes to Financial Statements.

1155

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month BBR Semi-Annual	4.50 semi-annually	Pay	9/18/2034	AUD	800,000	3,440	(13,298)	(9,858)
1 day CDI At Termination	13.29 at termination	Pay	1/2/2029	BRL	699,208	(40)	(4,891)	(4,931)
1 day CDI At Termination	13.68 at termination	Pay	1/2/2031	BRL	271,789	(388)	(447)	(835)
1 day CDI At Termination	13.66 at termination	Pay	1/2/2031	BRL	1,521,226	(879)	(4,166)	(5,045)
1 day CDI At Termination	13.66 at termination	Pay	1/2/2031	BRL	651,954	(545)	(1,617)	(2,162)
1 day CDI At Termination	13.29 at termination	Pay	1/2/2029	BRL	2,542,573	—	(17,930)	(17,930)
1 day CDI At Termination	13.93 at termination	Pay	1/4/2027	BRL	806,363	—	(1,590)	(1,590)
1 day CDI At Termination	13.40 at termination	Pay	1/2/2029	BRL	4,402,984	(116)	(24,795)	(24,911)
1 day CDI At Termination	13.68 at termination	Pay	1/2/2031	BRL	326,147	(430)	(572)	(1,002)
1 day CDI At Termination	13.90 at termination	Pay	1/2/2031	BRL	161,759	—	(181)	(181)
1 day CDI At Termination	13.73 at termination	Pay	1/2/2031	BRL	27,129	—	(73)	(73)
1 day CDI At Termination	13.35 at termination	Pay	1/2/2029	BRL	444,505	—	(2,920)	(2,920)
1 day CDI At Termination	11.41 at termination	Pay	1/4/2027	BRL	12,015,295	—	(142,288)	(142,288)
1 day CDI At Termination	13.93 at termination	Pay	1/4/2027	BRL	6,128,216	—	(12,050)	(12,050)
1 day CDI At Termination	14.01 at termination	Pay	1/4/2027	BRL	483,738	—	(816)	(816)
1 day CDI At Termination	13.93 at termination	Pay	1/4/2027	BRL	1,370,785	24	(2,719)	(2,695)
1 day CDI At Termination	13.32 at termination	Pay	1/2/2029	BRL	317,531	—	(2,173)	(2,173)
1 day SOFR Annual	4.00 annually	Receive	3/18/2036	USD	200,000	(6,131)	5,828	(303)
1 day SOFR Annual	4.00 annually	Receive	2/15/2036	USD	300,000	(756)	602	(154)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	450,000	(6,606)	(4,152)	(10,758)
1 day SOFR Annual	4.00 annually	Receive	2/15/2036	USD	300,000	(652)	498	(154)
1 day SOFR Annual	4.00 annually	Receive	3/18/2036	USD	100,000	(3,084)	2,933	(151)
1 day SOFR Annual	4.10 annually	Receive	2/18/2035	USD	300,000	—	(3,363)	(3,363)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	250,000	(3,798)	(2,179)	(5,977)
1 day REPO_CORRA Semi-Annual	3.00 semi-annually	Receive	6/1/2033	CAD	100,000	280	(550)	(270)
1 day REPO_CORRA Semi-Annual	3.00 semi-annually	Receive	6/1/2033	CAD	200,000	624	(1,164)	(540)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	300,000	(5,907)	(1,265)	(7,172)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	1,700,000	(28,048)	(12,594)	(40,642)

						(91,552)	(422,497)	(514,049)

Total Centrally Cleared Interest rate swap contracts outstanding						2,758,312	1,043,799	3,802,111

(1)	Value of floating rate index at June 30, 2026 was as follows:

Floating Rate Index	Value
1 day CDI BRL	2.39%
1 day ESTR EUR	2.18%
1 day REPO_CORRA CAD	1.17%
1 day SOFR USD	3.68%
1 day SONIA GBP	3.73%
1 day TONAR JPY	0.96%
6 month BBR AUD	4.80%
6 month EURIBOR EUR	2.57%

See Notes to Financial Statements.

1156

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$23,721,164	$—	$23,721,164
Centrally Cleared Credit Default Swaps	—	93,777	—	93,777
Centrally Cleared Interest Rate Swaps	—	1,642,886	—	1,642,886
Collateralized Mortgage Obligations	—	6,133,509	—	6,133,509
Commercial Mortgage-Backed Securities	—	10,699,360	—	10,699,360
Corporate Bonds
Communication Services	—	3,059,169	—	3,059,169
Consumer Discretionary	—	5,431,781	—	5,431,781
Consumer Staples	—	1,430,389	—	1,430,389
Energy	—	875,172	—	875,172
Financials	—	35,581,776	—	35,581,776
Health Care	—	1,474,459	—	1,474,459
Industrials	—	2,223,285	—	2,223,285
Information Technology	—	5,605,613	—	5,605,613
Materials	—	1,310,205	—	1,310,205
Real Estate	—	8,657,067	—	8,657,067
Utilities	—	17,808,570	—	17,808,570
Foreign Government Securities	—	18,397,230	—	18,397,230
Forward Currency Contracts	—	619,108	—	619,108
Futures	330,919	—	—	330,919
Mortgage-Backed Securities	—	105,893,025	—	105,893,025
Municipal Bonds	—	1,872,147	—	1,872,147
OTC Credit Default Swaps	—	30,620	—	30,620
Short-Term Investment
Foreign Government Treasury Bills	—	355,939	—	355,939
Supranational	—	1,824,109	—	1,824,109
Swaptions Purchased
Put Options	—	21,879	—	21,879
U.S. Treasury Obligations	—	53,598,403	—	53,598,403

Total Assets	$330,919	$308,360,642	$—	$308,691,561

Liabilities:
Centrally Cleared Interest Rate Swaps	$—	$(599,087)	$—	$(599,087)
Forward Currency Contracts	—	(197,665)	—	(197,665)
Futures	(174,922)	—	—	(174,922)
Written Option Contracts
Call Options Written	(4,158)	—	—	(4,158)
Put Options Written	(4,198)	—	—	(4,198)
Swaptions Written	—	(22,360)	—	(22,360)

Total Liabilities	$(183,278)	$(819,112)	$—	$(1,002,390)

Total	$147,641	$307,541,530	$—	$307,689,171

See Notes to Financial Statements.

1157

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$1,995,684	*,**
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	619,108
Credit contracts	Market value on OTC swap contracts & Variation Margin on Centrally Cleared Swaps – Receivables	124,397	**

Total		$2,739,189

	Liability Derivatives
Interest rate contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(804,725	)*,**
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(197,665)

Total		$(1,002,390)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.
**

Includes cumulative appreciation/depreciation of centrally cleared swap contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased(1)	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$—	$56,708	$(1,208,085)	$—	$404,980	$(746,397)
Foreign exchange contracts	(1,710)	2,142	—	302,474	—	302,906
Credit contracts	—	1,558	—	—	59,138	60,696

Total	$(1,710)	$60,408	$(1,208,085)	$302,474	$464,118	$(382,795)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased(2)	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(49,255)	$49,914	$82,820	$—	$196,716	$280,195
Foreign exchange contracts	1,636	1,023	—	721,741	—	724,400
Credit contracts	—	—	—	—	49,536	49,536

Total	$(47,619)	$50,937	$82,820	$721,741	$246,252	$1,054,131

(1)	Included in Realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in Change in unrealized appreciation (depreciation) on investment transactions in the Statement of Operations.
^

The Portfolio held forward foreign currency contracts, futures contracts, option contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

1158

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$64,210,000
Average notional value of contracts — short	7,330,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$14,053,000
Average settlement value sold — in USD	39,757,000

Options
Average value of option contracts purchased	$4,000
Average value of option contracts written	10,000
Average notional value of swaption contracts purchased	16,000
Average notional value of swaption contracts written	11,000

Credit index swaps
Average notional value — sell protection	$14,117,000

Credit default swaps
Average notional value — sell protection	$3,714,000

Interest rate swaps
Average notional value — pays fixed rate	$2,932,000
Average notional value — receives fixed rate	12,735,000

Overnight index swaps
Average notional value — pays fixed rate	$47,603,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2026:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received*	Net Amount Due from Counterparty
Bank of America	$249,590	$(15,356)	$(230,001)	$4,233
Barclays Bank plc	126,575	(23,462)	(103,113)	—
Citibank NA	16,447	(16,447)	—	—
Goldman Sachs Bank USA	29,148	(29,148)	—	—
HSBC Bank plc	136,936	(79,960)	—	56,976
JPMorgan Chase Bank	98,400	(17,601)	(80,799)	—
Morgan Stanley	14,511	(20)	—	14,491

Total	$671,607	$(181,994)	$(413,913)	$75,700

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$15,356	$(15,356)	$—	$—
Barclays Bank plc	23,462	(23,462)	—	—
Citibank NA	41,398	(16,447)	—	24,951
Goldman Sachs Bank USA	42,228	(29,148)	—	13,080
HSBC Bank plc	79,960	(79,960)	—	—
JPMorgan Chase Bank	17,601	(17,601)	—	—
Morgan Stanley	20	(20)	—	—

Total	$220,025	$(181,994)	$—	$38,031

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
*	The table above does not include the additional collateral received from the counterparty. Total additional collateral received is $146,088.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Sale-Buyback Transactions:

The average amount of borrowings while outstanding for 61 days during the six months ended June 30, 2026, was approximately $1,724,000 at a weighted average interest rate of 3.74%.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$376,741,921
Long-term U.S. government debt securities	13,115,204

$389,857,125

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$373,247,122
Long-term U.S. government debt securities	4,447,252

$377,694,374

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,824,615
Aggregate gross unrealized depreciation	(23,490,903)

Net unrealized depreciation	$(17,666,288)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$328,561,540

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $320,413,192)	$305,974,251
Cash	408,513
Foreign cash (Cost $695,569)	686,882
Cash held as collateral at broker for futures	1,064,000
Cash held as collateral at broker for swaps	3,102,000
Receivable for forward settling transactions	47,470,444
Dividends, interest and other receivables	2,103,686
Unrealized appreciation on forward foreign currency contracts	619,108
Variation Margin on Centrally Cleared Swaps	578,624
Market value on OTC swap contracts (Premiums paid $172,448)	203,068
Receivable for Portfolio shares sold	121,047
Receivable for securities sold	32,522
Other assets	3,801

Total assets	362,367,946

LIABILITIES
Payable for forward settling transactions	99,315,412
Payable for securities purchased	913,343
Payable for return of cash collateral on forward foreign currency contracts	560,001
Unrealized depreciation on forward foreign currency contracts	197,665
Investment management fees payable	65,417
Distribution fees payable - Class IB	53,238
Payable for Portfolio shares repurchased	52,305
Due to broker for futures variation margin	32,402
Options written, at value (Premiums received $87,294)	30,716
Administrative fees payable	19,104
Accrued expenses	102,584

Total liabilities	101,342,187

Commitments and contingent liabilities^
NET ASSETS	$261,025,759

Net assets were comprised of:
Paid in capital	$293,117,932
Total distributable earnings (loss)	(32,092,173)

Net assets	$261,025,759

Class IB
Net asset value, offering and redemption price per share, $261,025,759 / 27,229,557 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.59

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest (net of $40 foreign withholding tax)	$5,983,672

Total income	5,983,672

EXPENSES
Investment management fees	645,599
Distribution fees – Class IB	322,799
Administrative fees	115,906
Professional fees	48,521
Custodian fees	47,628
Printing and mailing expenses	12,059
Interest expense	11,034
Trustees’ fees	4,052
Miscellaneous	23,548

Gross expenses	1,231,146
Less: Waiver from investment manager	(251,660)

Net expenses	979,486

NET INVESTMENT INCOME (LOSS)	5,004,186

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(547,507)
Futures contracts	(1,208,085)
Forward foreign currency contracts	302,474
Foreign currency transactions	(245,461)
Swaps	464,118
Options written	60,408
Securities sold short	518

Net realized gain (loss)	(1,173,535)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(3,132,753)
Futures contracts	82,820
Forward foreign currency contracts	721,741
Foreign currency translations	(18,556)
Options written	50,937
Swaps	246,252

Net change in unrealized appreciation (depreciation)	(2,049,559)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,223,094)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,781,092

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,004,186	$9,845,822
Net realized gain (loss)	(1,173,535)	1,772,378
Net change in unrealized appreciation (depreciation)	(2,049,559)	9,674,322

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,781,092	21,292,522

Distributions to shareholders:
Class IB	—	(10,825,512)

Tax return of capital:
Class IB	—	(62,817)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,000,237 and 3,041,663 shares, respectively ]	19,090,197	29,057,461
Capital shares issued in reinvestment of dividends [ 0 and 1,150,263 shares, respectively ]	—	10,888,329
Capital shares repurchased [ (2,304,293) and (4,686,656) shares, respectively ]	(21,970,650)	(44,468,121)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,880,453)	(4,522,331)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,099,361)	5,881,862
NET ASSETS:
Beginning of period	262,125,120	256,243,258

End of period	$261,025,759	$262,125,120

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.52		$9.14	$9.36	$9.10	$10.94	$11.33

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18		0.37	0.38	0.34	0.23	0.16
Net realized and unrealized gain (loss)	(0.11)		0.42	(0.19)	0.17	(1.75)	(0.33)

Total from investment operations	0.07		0.79	0.19	0.51	(1.52)	(0.17)

Less distributions:
Dividends from net investment income	—		(0.41)	(0.41)	(0.25)	(0.32)	(0.19)
Distributions from net realized gains	—		—	—	—	—	(0.03)
Tax return of capital	—		— #	—	—	—	—

Total dividends and distributions	—		(0.41)	(0.41)	(0.25)	(0.32)	(0.22)

Net asset value, end of period	$9.59		$9.52	$9.14	$9.36	$9.10	$10.94

Total return (b)(y)	0.74%		8.70%	2.01%	5.63%	(13.99)%	(1.44)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$261,026		$262,125	$256,243	$260,926	$260,380	$325,791
Ratio of expenses to average net assets:
After waivers (a)(f)(h)(j)	0.76%		0.75%	0.78%	0.87%	0.77%	0.75%
Before waivers (a)(f)	0.95%		0.95%	0.98%	1.07%	0.96%	0.92%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	3.88%		3.85%	4.01%	3.72%	2.34%	1.47%
Before waivers (a)(g)	3.68%		3.65%	3.81%	3.52%	2.15%	1.30%
Portfolio turnover rate^	126	%(z)	330%	383%	364%	364%	307%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(h)	Includes Interest Expense of 0.01%, 0.00%, 0.03%, 0.12% and 0.02% for the period ended June 30, 2026 and year ended December 31, 2025, 2024, 2023 and 2022, respectively.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 0.76%, 0.75%, 0.78%, 0.87%, 0.77% and 0.75% for Class IB for the period ended June 30, 2026 and year ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1163

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (21.6%)
522 Funding CLO Ltd.,
Series 2020-6A A1R2 4.866%, 10/23/34 (l)§	$1,800,000	$1,800,970
Acore Issuer LLC,
Series 2026-FL1 A 5.089%, 8/20/43 (l)§	2,000,000	2,002,501
ACREC LLC,
Series 2026-FL5 A 4.950%, 7/18/43 (l)§	3,900,000	3,906,098
American Tower Trust #1 (REIT),
5.490%, 3/15/28§	500,000	503,197
Anchorage Capital CLO 21 Ltd.,
Series 2021-21A AR 4.725%, 10/20/34 (l)§	1,200,000	1,200,006
Anchorage Credit Funding 19 Ltd.,
Series 2025-19A A 5.036%, 10/25/40§	2,000,000	1,999,740
Ares LIX CLO Ltd.,
Series 2021-59A A 4.958%, 4/25/34 (l)§	3,200,000	3,201,674
Ares XXVII CLO Ltd.,
Series 2013-2A AR3 4.820%, 10/28/34 (l)§	3,200,000	3,201,798
ARI Fleet Lease Trust,
Series 2024-B A2 5.540%, 4/15/33§	375,907	377,266
Series 2025-B A2 4.590%, 3/15/34§	808,109	809,599
Atlas Senior Loan Fund XVI Ltd.,
Series 2021-16A AR 4.775%, 1/20/34 (l)§	3,393,051	3,394,822
Atlas Senior Loan Fund XVII Ltd.,
Series 2021-17A AR 4.735%, 10/20/34 (l)§	350,000	349,932
Bain Capital Credit CLO Ltd.,
Series 2019-3A ARR 4.702%, 10/21/34 (l)§	500,000	500,220
BofA Auto Trust,
Series 2025-1A A2B 4.159%, 11/22/27 (l)§	387,653	387,694
Capital One Prime Auto Receivables Trust,
Series 2023-2 A3 5.820%, 6/15/28	913,866	918,700
CarMax Auto Owner Trust,
Series 2024-1 A3 4.920%, 10/16/28	1,138,140	1,141,430
Series 2025-2 A2A 4.590%, 7/17/28	2,637,030	2,639,648
Series 2025-3 A2B 3.963%, 8/15/28 (l)	1,123,444	1,123,623
Series 2025-4 A2B 4.003%, 3/15/29 (l)	1,721,003	1,721,084
Series 2026-1 A2B 3.963%, 4/16/29 (l)	4,000,000	4,000,238
CarVal CLO I Ltd.,
Series 2018-1A AR 4.910%, 7/16/31 (l)§	1,022,740	1,023,045
CarVal CLO III Ltd.,
Series 2019-2A AR2 4.665%, 7/20/32 (l)§	1,843,999	1,842,756
Carvana Auto Receivables Trust,
Series 2025-P2 A3 4.550%, 8/12/30	7,800,000	7,812,230
Series 2025-P4 A2 4.190%, 3/12/29	4,546,340	4,544,246
Cedar Funding VI CLO Ltd.,
Series 2016-6A AR3 4.765%, 4/20/34 (l)§	1,200,000	1,200,520
Chase Auto Owner Trust,
Series 2025-1A A2 4.400%, 7/25/28§	1,485,214	1,486,150
Chesapeake Funding II LLC,
Series 2024-1A A2 4.363%, 5/15/36 (l)§	719,336	719,986
Citibank Credit Card Issuance Trust,
Series 2017-A6 A6 4.510%, 5/14/29 (l)	4,000,000	4,020,883
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A 3.923%, 1/25/37 (l)	26,712	19,179
Citizens Auto Receivables Trust,
Series 2023-1 A3 5.840%, 1/18/28§	124,563	124,756
CQS US CLO Ltd.,
Series 2021-1A AR 4.875%, 1/20/35 (l)§	1,000,000	999,768
Crown City CLO III,
Series 2021-1AR A1AR 0.000%, 7/20/34 (l)§	3,900,000	3,899,980
DLLAD LLC,
Series 2024-1A A2 5.500%, 8/20/27§	140,195	140,347
Dwight Issuer LLC,
Series 2026-FL2 A 5.000%, 1/18/44 (l)§	3,900,000	3,903,659
Enterprise Fleet Financing LLC,
Series 2024-3 A2 5.310%, 4/20/27§	44,755	44,797
Ford Credit Auto Lease Trust,
Series 2025-A A2B 4.003%, 8/15/27 (l)	516,299	516,325
Ford Credit Auto Owner Trust,
Series 2024-C A2A 4.320%, 8/15/27	55,020	55,026
FS Rialto Issuer LLC,
Series 2026-FL11 A 5.089%, 1/19/44 (l)§	2,000,000	2,006,248
Galaxy XXII CLO Ltd.,
Series 2016-22A AR4 4.700%, 4/16/34 (l)§	1,100,000	1,100,428
GM Financial Automobile Leasing Trust,
Series 2025-2 A2A 4.550%, 7/20/27	1,245,673	1,246,678
Series 2025-3 A2B 3.959%, 10/20/27 (l)	854,430	854,477
GM Financial Consumer Automobile Receivables Trust,
Series 2022-4 A4 4.880%, 8/16/28	746,924	747,928
GreatAmerica Leasing Receivables Funding LLC,
Series 2026-1 A1 4.032%, 6/15/27§	3,591,110	3,590,506

See Notes to Financial Statements.

1164

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
GSAA Home Equity Trust,
Series 2007-6 A4 4.363%, 5/25/47 (l)	$61,201	$40,212
Guggenheim CLO Ltd.,
Series 2022-2A A1R 4.823%, 1/15/35 (l)§	350,000	350,002
Hyundai Auto Lease Securitization Trust,
Series 2025-A A2B 3.993%, 6/15/27 (l)§	1,238,268	1,238,344
Series 2025-C A2B 3.983%, 1/18/28 (l)§	3,023,891	3,024,410
Hyundai Auto Receivables Trust,
Series 2024-C A2B 3.993%, 9/15/27 (l)	77,540	77,544
INCREF LLC,
Series 2026-FL3 A 5.050%, 1/19/44 (l)§	3,900,000	3,904,875
Jamestown CLO XVI Ltd.,
Series 2021-16A AR 4.787%, 7/25/34 (l)§	1,400,000	1,400,318
Jamestown CLO XVIII Ltd.,
Series 2022-18A A1R 4.937%, 7/25/35 (l)§	3,200,000	3,200,102
KKR CLO 16 Ltd.,
Series 16 A1R3 4.815%, 10/20/34 (l)§	1,100,000	1,100,155
KKR CLO 41 Ltd.,
Series 2022-41A A1 5.003%, 4/15/35 (l)§	1,800,000	1,798,000
LAD Auto Receivables Trust,
Series 2026-2A A2 4.170%, 8/15/29§	300,000	299,647
LCM 31 Ltd.,
Series 31A AR 4.955%, 7/20/34 (l)§	1,600,000	1,600,104
LCM 39 Ltd.,
Series 39A A1R2 4.713%, 10/15/34 (l)§	4,000,000	3,998,920
M&T Bank Auto Receivables Trust,
Series 2025-1A A2B 4.093%, 5/15/28 (l)§	398,382	398,516
Madison Park Funding XLVI Ltd.,
Series 2020-46A ARR 4.673%, 10/15/34 (l)§	700,000	699,300
Massachusetts Educational Financing Authority,
Series 2008-1 A1 4.880%, 4/25/38 (l)	21,125	20,832
Navient Private Education Refi Loan Trust,
Series 2020-DA A 1.690%, 5/15/69§	465,552	442,306
Series 2020-GA A 1.170%, 9/16/69§	391,834	366,766
Series 2020-IA A1B 4.740%, 4/15/69 (l)§	1,615,996	1,607,295
Series 2021-FA A 1.110%, 2/18/70§	5,138,523	4,539,036
Navient Refinance Loan Trust,
Series 2025-C A 4.800%, 10/15/55§	1,532,309	1,528,206
Navient Student Loan Trust,
Series 2017-5A A 4.542%, 7/26/66 (l)§	1,457,676	1,447,100
Series 2023-BA A1B 5.293%, 3/15/72 (l)§	510,224	515,190
Nelnet Student Loan Trust,
Series 2013-5A A 4.372%, 1/25/37 (l)§	382,712	376,095
Series 2016-1A A 4.542%, 9/25/65 (l)§	1,649,103	1,646,141
Series 2019-2A A 4.642%, 6/27/67 (l)§	389,852	383,110
Series 2025-CA A1B 4.959%, 6/22/65 (l)§	754,084	754,408
Series 2025-DA A1A 4.650%, 8/20/54§	1,491,188	1,455,029
Series 2026-A A1A 4.610%, 2/21/61§	1,624,812	1,577,237
Series 2026-A A1B 4.909%, 2/21/61 (l)§	541,604	541,602
Nissan Auto Lease Trust,
Series 2026-A A2A 3.900%, 5/15/28	2,000,000	1,990,173
Northwoods Capital XII-B Ltd.,
Series 2018-12BA AR 4.854%, 6/15/31 (l)§	446,763	446,786
Palmer Square Loan Funding Ltd.,
Series 2024-2A A1R 4.493%, 1/15/33 (l)§	3,676,684	3,675,673
PenFed Auto Receivables Owner Trust,
Series 2025-A A3 4.030%, 7/15/30§	400,000	397,926
PFP Ltd.,
Series 2026-13 A 5.137%, 8/18/43 (l)§	1,700,000	1,707,694
PHEAA Student Loan Trust,
Series 2016-2A A 4.692%, 11/25/65 (l)§	676,316	673,820
Post CLO Ltd.,
Series 2022-1A AR 4.775%, 4/20/35 (l)§	800,000	799,980
Romark CLO V Ltd.,
Series 2021-5A AR 4.863%, 1/15/35 (l)§	3,900,000	3,898,307
SBA Tower Trust (REIT),
4.831%, 10/15/29§	1,500,000	1,504,099
SFS Auto Receivables Securitization Trust,
Series 2023-1A A3 5.470%, 10/20/28§	137,836	138,232
Series 2024-2A A3 5.330%, 11/20/29§	1,132,942	1,139,488
Series 2026-1A A2A 3.910%, 8/20/29§	300,000	299,194
Silver Rock CLO II Ltd.,
Series 2021-2A AR 4.715%, 1/20/35 (l)§	1,100,000	1,098,364
SLM Student Loan Trust,
Series 2010-1 A 4.142%, 3/25/25 (h)(l)	787,439	774,064
Series 2012-3 A 4.392%, 12/27/38 (l)	2,530,523	2,519,391
SMB Private Education Loan Trust,
Series 2020-PTA A2A 1.600%, 9/15/54§	490,579	466,820

See Notes to Financial Statements.

1165

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2026-B A1B 4.843%, 3/15/56 (l)§	$1,051,618	$1,059,664
SoFi Consumer Loan Program Trust,
Series 2025-3 A 4.470%, 8/15/34§	409,726	409,937
Stellantis Financial Underwritten Enhanced Lease Trust,
Series 2025-BA A2 4.310%, 5/22/28§	3,250,542	3,250,102
Series 2025-BA A3 4.270%, 1/22/29§	4,100,000	4,094,118
Series 2026-AA A2B 4.109%, 1/22/29 (l)§	1,500,000	1,500,173
Symphony CLO XXII Ltd.,
Series 2020-22A A1AR 4.855%, 4/18/33 (l)§	369,935	369,935
Synchrony Card Issuance Trust,
Series 2025-A1 A 4.780%, 2/15/31	1,500,000	1,508,757
Tesla Sustainable Energy Trust,
Series 2024-1A A2 5.080%, 6/21/50§	973,861	970,714
THL Credit Wind River CLO Ltd.,
Series 2017-3A AR2 4.873%, 4/15/35 (l)§	4,000,000	4,000,680
Toyota Auto Receivables Owner Trust,
Series 2025-B A2B 4.133%, 3/15/28 (l)	1,554,447	1,555,436
Toyota Lease Owner Trust,
Series 2025-A A2B 4.019%, 7/20/27 (l)§	150,105	150,105
Trillium Credit Card Trust II,
Series 2025-1A A 4.211%, 9/26/30 (l)§	2,600,000	2,603,186
Trinitas CLO XVII Ltd.,
Series 2021-17A AR 4.825%, 10/20/34 (l)§	3,500,000	3,494,691
Trinitas CLO XX Ltd.,
Series 2022-20A A1R 4.715%, 7/20/35 (l)§	1,200,000	1,198,546
United States Small Business Administration,
Series 2008-20G 1 5.870%, 7/1/28	92,473	93,513
Series 2008-20H 1 6.020%, 8/1/28	91,914	92,495
Unity-Peace Park CLO Ltd.,
Series 2022-1A A1R 4.735%, 4/20/35 (l)§	1,000,000	999,538
Verdelite Static CLO Ltd.,
Series 2024-1A A 4.805%, 7/20/32 (l)§	982,303	982,515
Verizon Master Trust,
Series 2024-6 A1B 4.279%, 8/20/30 (l)	4,000,000	4,014,000
Wind River CLO Ltd.,
Series 2016-1KRA A1R3
4.733%, 10/15/34 (l)§	298,390	297,879

Total Asset-Backed Securities		171,586,955

Collateralized Mortgage Obligations (17.1%)
Alternative Loan Trust,
Series 2005-61 2A1 4.323%, 12/25/35 (l)	4,144	3,974
Series 2005-62 2A1 4.744%, 12/25/35 (l)	15,091	13,267
Series 2006-OA22 A1 4.083%, 2/25/47 (l)	77,891	72,562
Series 2007-OA7 A1A 4.123%, 5/25/47 (l)	18,685	17,482
American Home Mortgage Assets Trust,
Series 2006-1 2A1 3.953%, 5/25/46 (l)	912,185	819,536
Arroyo Mortgage Trust,
Series 2021-1R A1 1.175%, 10/25/48 (l)§	323,922	295,623
BCAP LLC Trust,
Series 2006-AA2 A1 4.103%, 1/25/37 (l)	101,938	91,069
Bear Stearns ALT-A Trust,
Series 2005-7 22A1 4.642%, 9/25/35 (l)	243,644	124,690
Bear Stearns ARM Trust,
Series 2003-3 3A2 6.000%, 5/25/33 (l)	3,497	3,334
Series 2003-8 2A1 5.698%, 1/25/34 (l)	427	408
Series 2003-8 4A1 6.156%, 1/25/34 (l)	1,752	1,693
Series 2004-10 15A1 6.548%, 1/25/35 (l)	5,866	5,854
Series 2004-10 21A1 5.153%, 1/25/35 (l)	91,953	87,776
Series 2007-3 1A1 4.015%, 5/25/47 (l)	445,635	401,786
CHL Mortgage Pass-Through Trust,
Series 2005-25 A11 5.500%, 11/25/35	52,297	21,991
Series 2005-3 1A2 4.343%, 4/25/35 (l)	27,509	26,605
Citigroup Mortgage Loan Trust,
Series 2005-11 A1A 6.190%, 5/25/35 (l)	223	227
Series 2005-11 A2A 6.480%, 10/25/35 (l)	18,348	18,787
Series 2005-12 2A1 4.563%, 8/25/35 (l)§	16,512	16,323
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6 A1 5.750%, 9/25/35 (l)	929	947
Series 2005-6 A2 5.860%, 9/25/35 (l)	1,845	1,858
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A 4.426%, 3/25/32 (l)§	147	143
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1 3.863%, 10/25/36 (l)	314	266
FHLMC,
Series 2142 Z 6.500%, 4/15/29	356	357
Series 2411 FJ 4.057%, 12/15/29 (l)	109	108
Series 3222 FN 4.107%, 9/15/36 (l)	4,311	4,287

See Notes to Financial Statements.

1166

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Series 3241 FM 4.087%, 11/15/36 (l)	$2,511	$2,494
Series 3245 NF 4.187%, 11/15/36 (l)	88,325	87,922
Series 330 F4 4.114%, 10/15/37 STRIPS (l)	980,817	970,810
Series 343 F4 4.114%, 10/15/37 STRIPS (l)	291,208	285,380
Series 3807 FM 4.207%, 2/15/41 (l)	107,644	107,307
Series 3850 FC 4.127%, 4/15/41 (l)	95,027	94,485
Series 3898 TF 4.207%, 7/15/39 (l)	7,482	7,461
Series 3927 FH 4.157%, 9/15/41 (l)	113,568	112,843
Series 413 F25 4.778%, 5/25/54 (l)	2,443,042	2,466,456
Series 4283 JF 4.107%, 12/15/43 (l)	890,257	882,001
Series 4367 GF 4.114%, 3/15/37 (l)	694,844	687,469
Series 4615 AF 4.114%, 10/15/38 (l)	246,712	243,631
Series 4678 AF 4.164%, 12/15/42 (l)	1,151,755	1,139,980
Series 4774 BF 4.007%, 2/15/48 (l)	1,331,622	1,299,940
Series 4779 WF 4.114%, 7/15/44 (l)	1,064,812	1,045,711
Series 4875 F 4.157%, 4/15/49 (l)	770,067	757,868
Series 4906 WF 4.164%, 12/15/38 (l)	534,274	527,825
Series 4913 FC 4.184%, 6/15/44 (l)	887,779	877,841
Series 4948 E 2.500%, 10/25/48	317,582	289,649
Series 5115 EM 1.000%, 9/15/44	3,741,382	3,318,287
Series 5484 FA 4.828%, 12/25/54 (l)	1,146,734	1,159,918
Series 5493 FK 4.778%, 1/25/55 (l)	1,699,145	1,718,184
Series 5513 MF 4.568%, 11/25/54 (l)	10,809,969	10,893,228
Series 5517 VF 4.578%, 3/25/55 (l)	3,588,167	3,617,092
Series 5528 FA 4.498%, 4/25/55 (l)	4,509,541	4,519,682
Series 5548 AF 4.628%, 6/25/55 (l)	2,506,161	2,530,449
Series 5549 CF 4.628%, 10/25/52 (l)	3,326,537	3,353,760
Series 5549 FA 4.878%, 6/25/55 (l)	4,232,246	4,267,795
Series 5557 FM 4.728%, 7/25/55 (l)	640,854	646,285
Series 5560 FB 4.628%, 6/25/55 (l)	576,799	582,389
Series 5564 PF 4.828%, 8/25/55 (l)	1,515,975	1,532,208
Series 5565 FA 4.778%, 8/25/55 (l)	965,885	976,120
Series 5565 FB 4.578%, 8/25/55 (l)	579,752	581,044
Series 5580 FP 4.578%, 9/25/55 (l)	411,654	414,997
Series 5584 DF 4.528%, 10/25/55 (l)	424,662	427,118
Series 5593 FB 4.528%, 11/25/55 (l)	716,134	720,778
Series 5601 F 4.528%, 11/25/55 (l)	828,356	831,582
Series 5685 FB 4.650%, 7/25/56 (l)	5,900,000	5,904,661
FHLMC Structured Pass-Through Certificates,
Series T-57 1A1 6.500%, 7/25/43	1,543	1,581
Series T-62 1A1 4.944%, 10/25/44 (l)	71,953	66,809
Series T-63 1A1 4.944%, 2/25/45 (l)	93,918	92,177
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1 5.315%, 6/25/34 (l)	9,823	9,844
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1 5.737%, 8/25/35 (l)	16,643	10,751
FNMA,
Series 2003-W8 3F2 4.092%, 5/25/42 (l)	4,529	4,520
Series 2005-38 F 4.042%, 5/25/35 (l)	6,538	6,498
Series 2006-118 A2 3.787%, 12/25/36 (l)	30,194	29,621
Series 2006-5 3A2 6.039%, 5/25/35 (l)	9,701	9,879
Series 2007-109 GF 4.422%, 12/25/37 (l)	226,515	228,162
Series 2007-84 FN 4.242%, 8/25/37 (l)	86,367	86,124
Series 2010-74 AF 4.282%, 7/25/37 (l)	66,683	66,619
Series 2014-42 FA 4.164%, 7/25/44 (l)	262,165	257,904
Series 2014-86 PA 2.000%, 12/25/44	131,455	115,839
Series 2015-64 KF 4.114%, 9/25/45 (l)	692,507	682,176
Series 2016-11 AF 4.264%, 3/25/46 (l)	922,718	919,023
Series 2016-84 DF 4.184%, 11/25/46 (l)	237,234	232,992
Series 2016-97 CF 4.184%, 12/25/56 (l)	592,802	582,025
Series 2017-108 AF 4.042%, 1/25/48 (l)	589,841	581,878
Series 2019-41 FD 4.242%, 8/25/59 (l)	571,417	565,213
Series 2019-53 FA 4.164%, 9/25/49 (l)	993,868	972,472
Series 2019-60 WF 4.164%, 10/25/59 (l)	500,635	496,109

See Notes to Financial Statements.

1167

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2019-9 FA 4.164%, 3/25/49 (l)	$177,397	$176,208
Series 2020-22 FA 4.142%, 4/25/50 (l)	2,508,722	2,457,309
Series 2024-103 FC 4.778%, 1/25/55 (l)	2,758,760	2,787,639
Series 2024-38 FA 4.449%, 1/25/51 (l)	2,501,582	2,510,916
Series 2024-90 FB 4.878%, 11/25/53 (l)	1,977,598	1,994,531
Series 2024-95 KF 4.728%, 12/25/54 (l)	1,077,080	1,086,805
Series 2025-12 EF 4.538%, 3/25/55 (l)	361,822	364,231
Series 2025-12 FG 4.578%, 3/25/55 (l)	490,564	494,369
Series 2025-16 FM 4.578%, 1/25/55 (l)	320,231	322,838
Series 2025-18 FM 4.528%, 9/25/54 (l)	5,205,571	5,226,400
Series 2025-4 FB 4.828%, 12/25/53 (l)	542,409	546,580
Series 2025-40 FP 4.628%, 10/25/54 (l)	2,157,726	2,179,759
Series 2025-54 FM 4.728%, 7/25/55 (l)	401,970	405,381
Series 2025-6 FA 4.878%, 2/25/55 (l)	549,324	556,391
Series 2025-88 KF 4.678%, 9/25/55 (l)	580,022	581,957
Series 2025-92 FA 4.828%, 11/25/55 (l)	349,742	353,892
Series 2025-95 F 4.528%, 12/25/53 (l)	745,430	749,788
Series 2026-25 FD 4.678%, 4/25/56 (l)	5,416,291	5,412,627
GCAT Trust,
Series 2021-NQM3 A1 1.091%, 5/25/66 (l)§	865,609	758,552
GNMA,
Series 2012-H08 FC 4.331%, 4/20/62 (l)	106,524	106,530
Series 2012-H12 FA 4.311%, 4/20/62 (l)	137,415	137,027
Series 2012-H12 FB 4.811%, 2/20/62 (l)	143,322	144,121
Series 2013-H13 FT 4.170%, 5/20/63 (l)	39,741	39,744
Series 2015-H04 FA 4.411%, 12/20/64 (l)	233,867	234,375
Series 2015-H32 FA 4.511%, 12/20/65 (l)	617,438	619,853
Series 2016-H14 FA 4.561%, 6/20/66 (l)	324,896	326,184
Series 2016-H17 FK 4.611%, 7/20/66 (l)	94,755	95,404
Series 2016-H20 PT 6.907%, 9/20/66 (l)	522,807	535,413
Series 2017-H07 FG 4.221%, 2/20/67 (l)	754,714	753,565
Series 2017-H08 FM 4.506%, 3/20/67 (l)	1,992,573	1,999,884
Series 2018-H18 FC 4.111%, 8/20/65 (l)	159,055	158,500
Series 2019-54 KF 4.155%, 5/20/44 (l)	871,920	856,933
Series 2019-90 F 4.204%, 7/20/49 (l)	1,022,717	1,006,866
Series 2020-17 EU 2.500%, 10/20/49	173,393	153,992
Series 2020-63 PF 4.154%, 4/20/50 (l)	3,747,784	3,672,328
Series 2021-122 FA 3.000%, 7/20/51 (l)	9,060,662	7,897,393
Series 2021-H09 FG 5.109%, 6/20/71 (l)	1,223,355	1,258,433
Series 2023-H26 DF 3.909%, 9/20/73 (l)	1,781,154	1,776,250
Series 2024-13 FA 4.559%, 1/20/54 (l)	101,979	102,470
Series 2025-100 FA 4.759%, 6/20/55 (l)	415,064	420,166
Series 2025-118 FA 4.759%, 7/20/55 (l)	457,938	463,747
Series 2025-89 PF 4.559%, 5/20/55 (l)	334,304	337,237
Series 2025-98 GF 4.509%, 6/20/55 (l)	1,663,428	1,674,775
Series 2025-H18 FL 4.309%, 8/20/75 (l)	2,885,691	2,892,882
Series 2025-H20 FA 4.379%, 9/20/75 (l)	295,302	297,591
Series 2025-H22 F 4.389%, 10/20/75 (l)	293,991	296,077
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1 4.303%, 11/25/45 (l)	4,861	4,732
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-RPL1 A1 1.750%, 12/25/60 (l)§	2,719,722	2,558,930
GS Mortgage-Backed Securities Trust,
Series 2021-GR2 A9 4.478%, 2/25/52 (l)§	1,705,272	1,591,520
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 4.837%, 9/25/35 (l)	4,476	4,294
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A 4.194%, 5/19/35 (l)	3,576	3,479
Series 2006-1 2A1A 4.234%, 3/19/36 (l)	30,325	28,592
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR11 2A 4.355%, 12/25/34 (l)	15,662	14,893
Series 2006-AR14 1A1A 0.346%, 11/25/46 (l)(r)	1,803	—
JP Morgan Mortgage Trust,
Series 2021-12 A11 4.462%, 2/25/52 (l)§	663,374	618,937
Series 2024-9 A11 4.978%, 2/25/55 (l)§	759,312	760,168
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7 5.370%, 11/21/34 (l)	4,752	4,720

See Notes to Financial Statements.

1168

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
MASTR Alternative Loan Trust,
Series 2003-5 6A1 6.000%, 8/25/33	$91,345	$92,189
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1 4.440%, 11/15/31 (l)	1,649	1,608
Merrill Lynch Mortgage Investors Trust,
Series 2005-3 5A 4.263%, 11/25/35 (l)	6,323	6,117
MFA Trust,
Series 2020-NQM2 A1 1.381%, 4/25/65 (l)§	192,215	189,299
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1 4.180%, 12/15/30 (l)	437	429
New Residential Mortgage Loan Trust,
Series 2021-NQ2R A1 0.941%, 10/25/58 (l)§	479,782	461,797
OBX Trust,
Series 2024-NQM5 A1 5.988%, 1/25/64 (e)§	636,042	637,606
RALI Trust,
Series 2005-QO1 A1 4.063%, 8/25/35 (l)	6,351	4,299
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1 4.103%, 6/25/35 (l)§	3,054	3,004
Sequoia Mortgage Trust,
Series 10 2A1 4.514%, 10/20/27 (l)	10	10
Series 2003-4 2A1 4.454%, 7/20/33 (l)	121,211	121,975
Series 2005-2 A2 4.523%, 3/20/35 (l)	59,492	55,940
Starwood Mortgage Residential Trust,
Series 2020-3 A1 1.486%, 4/25/65 (l)§	83,056	81,943
Series 2021-2 A1 0.943%, 5/25/65 (l)§	958,348	916,325
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2 5.923%, 2/25/34 (l)	4,842	4,691
Series 2004-19 2A1 5.144%, 1/25/35 (l)	5,875	5,489
Series 2005-17 3A1 4.343%, 8/25/35 (l)	14,402	12,408
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1 4.414%, 10/19/34 (l)	4,803	4,666
Series 2005-AR5 A1 4.254%, 7/19/35 (l)	14,896	14,007
Series 2005-AR5 A2 4.254%, 7/19/35 (l)	5,354	5,215
Series 2006-AR4 2A1 4.143%, 6/25/36 (l)	2,186	2,157
Series 2006-AR5 1A1 4.183%, 5/25/36 (l)	245,412	156,337
Towd Point Mortgage Trust,
Series 2018-3 A1 3.750%, 5/25/58 (l)§	459,984	451,277
Series 2019-HY2 A1 4.763%, 5/25/58 (l)§	218,931	222,678
Series 2019-HY3 A1A 4.763%, 10/25/59 (l)§	210,724	210,893
Series 2020-1 A1 2.710%, 1/25/60 (l)§	967,455	933,031
Series 2021-SJ2 A1A 2.250%, 12/25/61 (l)§	197,801	193,741
Verus Securitization Trust,
Series 2024-1 A1 5.712%, 1/25/69 (e)§	673,412	673,467
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A 4.944%, 11/25/42 (l)	620	603
Series 2002-AR2 A 3.978%, 2/27/34 (l)	276	270
Series 2003-AR1 A5 5.365%, 3/25/33 (l)	61,067	60,634
Series 2004-AR1 A 5.595%, 3/25/34 (l)	84,373	85,739
Series 2005-AR13 A1A1 4.343%, 10/25/45 (l)	13,172	12,839
Series 2005-AR15 A1A1 4.283%, 11/25/45 (l)	6,042	5,730
Series 2006-AR15 2A 5.244%, 11/25/46 (l)	8,437	7,417
Series 2006-AR3 A1A 4.744%, 2/25/46 (l)	10,294	9,572
Series 2006-AR7 3A 4.792%, 7/25/46 (l)	38,083	35,241

Total Collateralized Mortgage Obligations		136,426,640

Commercial Mortgage-Backed Securities (0.5%)
Beast Mortgage Trust,
Series 2021-1818 A 4.790%, 3/15/36 (l)§	1,100,000	953,964
BWAY Mortgage Trust,
Series 2021-1450 A 4.990%, 9/15/36 (l)§	2,500,000	2,463,222
CFCRE Commercial Mortgage Trust,
Series 2017-C8 ASB 3.367%, 6/15/50	37,392	37,328
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33 ASB 3.401%, 5/15/50	299,249	298,335

Total Commercial Mortgage-Backed Securities		3,752,849

Corporate Bonds (51.4%)
Communication Services (2.4%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.
2.300%, 6/1/27	8,100,000	7,941,000

Media (0.8%)
Cox Communications, Inc.
3.350%, 9/15/26§	6,100,000	6,080,999

Wireless Telecommunication Services (0.6%)
Rogers Communications, Inc.
3.200%, 3/15/27	2,880,000	2,852,091

See Notes to Financial Statements.

1169

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
T-Mobile USA, Inc.
3.750%, 4/15/27	$2,300,000	$2,287,887

		5,139,978

Total Communication Services		19,161,977

Consumer Discretionary (3.0%)
Automobiles (1.8%)
BMW US Capital LLC
(SOFR + 0.71%), 4.348%, 8/11/27 (k)§	189,000	189,430
(United States SOFR Compounded Index + 0.92%), 4.563%, 3/21/28 (k)§	800,000	804,922
Hyundai Capital America
(SOFR + 1.50%), 5.150%, 1/8/27 (k)(m)	2,000,000	2,008,282
(SOFR + 0.99%), 4.612%, 3/25/27 (k)§	2,800,000	2,808,389
(SOFR + 1.04%), 4.662%, 6/24/27 (k)§	1,000,000	1,002,196
(SOFR + 1.03%), 4.652%, 9/24/27 (k)(m)	1,300,000	1,304,758
Nissan Motor Acceptance Co. LLC
1.850%, 9/16/26§	4,000,000	3,956,160
1.850%, 9/16/26 (m)	1,000,000	989,040
Volkswagen Group of America Finance LLC
5.700%, 9/12/26§	1,000,000	1,002,574

		14,065,751

Diversified Consumer Services (0.3%)
Cornell University
Series 2025
4.169%, 6/15/30	2,200,000	2,176,231

Hotels, Restaurants & Leisure (0.9%)
Royal Caribbean Cruises Ltd.
5.500%, 4/1/28§	7,300,000	7,366,248

Total Consumer Discretionary		23,608,230

Consumer Staples (1.1%)
Beverages (1.0%)
Constellation Brands, Inc.
3.500%, 5/9/27	888,000	881,193
Keurig Dr. Pepper, Inc.
2.550%, 9/15/26	700,000	698,019
(SOFR + 0.58%), 4.217%, 11/15/26 (k)	300,000	299,976
5.100%, 3/15/27	3,400,000	3,411,531
Molson Coors Beverage Co.
3.000%, 7/15/26	3,000,000	2,998,285

		8,289,004

Food Products (0.1%)
Kraft Heinz Foods Co.
3.875%, 5/15/27	751,000	746,764

Total Consumer Staples		9,035,768

Energy (3.3%)
Energy Equipment & Services (0.2%)
Schlumberger Holdings Corp.
5.000%, 5/29/27§	1,930,000	1,940,898

Oil, Gas & Consumable Fuels (3.1%)
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	600,000	601,482
Colorado Interstate Gas Co. LLC
4.150%, 8/15/26§	800,000	799,486
DCP Midstream Operating LP
5.625%, 7/15/27	1,100,000	1,109,147
Enbridge, Inc.
5.900%, 11/15/26	1,373,000	1,379,662
Energy Transfer LP
3.900%, 7/15/26	1,100,000	1,099,855
6.050%, 12/1/26	1,654,000	1,663,845
4.400%, 3/15/27	561,000	561,036
5.500%, 6/1/27	4,500,000	4,519,620
Marathon Petroleum Corp.
5.125%, 12/15/26	2,800,000	2,805,221
MPLX LP
4.125%, 3/1/27	3,830,000	3,821,633
ONEOK, Inc.
4.250%, 9/24/27	1,200,000	1,195,561
QatarEnergy
4.625%, 6/23/29§	1,500,000	1,493,437
Spectra Energy Partners LP
3.375%, 10/15/26	2,801,000	2,793,701
Valero Energy Corp.
3.400%, 9/15/26	500,000	499,389

		24,343,075

Total Energy		26,283,973

Financials (25.4%)
Banks (11.6%)
ABN AMRO Bank NV
(United States SOFR Compounded Index + 1.78%), 5.404%, 9/18/27(k)§	1,000,000	1,002,228
(United States SOFR Compounded Index + 1.00%), 4.630%, 12/3/28(k)§	500,000	500,827
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.722%, 9/14/27(k)	700,000	696,058
Bank of America Corp.
(SOFR + 0.96%), 1.734%, 7/22/27 (k)	2,800,000	2,793,812
(SOFR + 0.97%), 4.676%, 7/22/27 (k)	1,100,000	1,100,376
(SOFR + 1.35%), 5.036%, 9/15/27(k)	2,100,000	2,104,484
(CME Term SOFR 3 Month + 1.84%), 3.824%, 1/20/28(k)	1,878,000	1,871,573
(SOFR + 1.05%), 4.691%, 2/4/28 (k)	4,100,000	4,103,758
Bank of Montreal
(United States SOFR Compounded Index + 0.88%), 4.507%, 9/10/27 (k)	1,400,000	1,400,242
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.279%, 11/24/27 (k)	4,400,000	4,361,161
(SOFR + 1.49%), 5.117%, 3/12/28 (k)	1,400,000	1,407,372

See Notes to Financial Statements.

1170

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
BPCE SA
5.203%, 1/18/27§	$425,000	$426,876
Canadian Imperial Bank of Commerce
(SOFR + 0.94%), 4.560%, 6/28/27 (k)	2,300,000	2,312,045
(SOFR + 0.72%), 4.368%, 1/13/28 (k)	400,000	400,101
(United States SOFR Compounded Index + 0.60%), 4.243%, 9/8/28 (k)	300,000	299,171
(SOFR + 0.80%), 4.428%, 9/8/28 (k)	4,085,000	4,093,140
Citibank NA
(SOFR + 0.71%), 4.876%, 11/19/27 (k)	4,200,000	4,207,947
Citigroup, Inc.
(CME Term SOFR 3 Month + 1.82%), 3.887%, 1/10/28 (k)	500,000	498,434
(SOFR + 1.14%), 4.643%, 5/7/28 (k)	3,000,000	3,001,909
(SOFR + 1.89%), 4.658%, 5/24/28 (k)	200,000	199,959
Emirates NBD Bank PJSC
5.125%, 6/29/31§	1,200,000	1,198,207
HSBC Holdings plc
(SOFR + 1.57%), 5.887%, 8/14/27 (k)	1,660,000	1,662,310
JPMorgan Chase & Co.
(SOFR + 0.77%), 1.470%, 9/22/27 (k)	2,500,000	2,482,912
(SOFR + 0.77%), 4.408%, 9/22/27 (k)	2,400,000	2,400,800
(SOFR + 1.20%), 4.845%, 1/23/28 (k)	5,000,000	5,007,229
(CME Term SOFR 3 Month + 1.60%), 3.782%, 2/1/28 (k)	1,300,000	1,294,859
(SOFR + 1.17%), 2.947%, 2/24/28 (k)	500,000	495,070
KeyCorp
2.250%, 4/6/27	1,700,000	1,672,273
Lloyds Banking Group plc
(United States SOFR Compounded Index + 1.06%), 4.683%, 11/26/28 111 (k)	1,600,000	1,604,792
Mizuho Financial Group, Inc.
(SOFR + 0.85%), 4.486%, 7/13/30 (k)	300,000	299,462
Morgan Stanley Bank NA
(SOFR + 0.69%), 4.333%, 10/15/27 (k)	5,000,000	5,001,650
Morgan Stanley Private Bank NA
(SOFR + 0.77%), 4.482%, 7/6/28 (k)	1,000,000	1,000,926
National Bank of Canada
(SOFR + 0.80%), 4.950%, 2/1/28 (k)	2,000,000	2,004,295
PNC Bank NA
(SOFR + 0.73%), 4.375%, 7/21/28 (k)	4,100,000	4,101,617
Royal Bank of Canada
(United States SOFR Compounded Index + 0.72%), 4.366%, 10/18/27 (k)	700,000	700,706
(United States SOFR Compounded Index + 0.82%), 4.440%, 3/27/28 (k)	5,500,000	5,499,711
(United States SOFR Compounded Index + 0.86%), 4.506%, 10/18/28 (k)	300,000	300,358
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.797%, 1/19/28 (k)(m)	700,000	693,149
(SOFR + 1.66%), 5.306%, 1/19/28 (k)§	3,600,000	3,620,171
US Bank NA
(SOFR + 0.69%), 4.335%, 10/22/27 (k)	1,780,000	1,780,182
Wells Fargo & Co.
(SOFR + 0.78%), 4.424%, 1/24/28 (k)	2,000,000	2,003,166
(CME Term SOFR 3 Month + 1.57%), 3.584%, 5/22/28 (k)	6,700,000	6,638,331
(SOFR + 0.74%), 4.385%, 1/23/30 (k)	2,400,000	2,394,357
Series W
(SOFR + 0.78%), 4.900%, 1/24/28 (k)	1,100,000	1,102,531

		91,740,537

Capital Markets (3.4%)
Bank of New York Mellon Corp. (The)
(United States SOFR Compounded Index + 0.68%), 4.308%, 6/9/28(k)	1,272,000	1,272,684
Deutsche Bank AG
(SOFR + 2.52%), 7.146%, 7/13/27(k)	7,543,000	7,548,959
(SOFR + 1.22%), 2.311%, 11/16/27 (k)	700,000	694,057
Goldman Sachs Group, Inc. (The)
(SOFR + 0.82%), 1.542%, 9/10/27 (k)	3,900,000	3,877,945
(SOFR + 0.91%), 1.948%, 10/21/27 (k)	500,000	496,067
(CME Term SOFR 3 Month + 2.01%), 5.682%, 10/28/27 (k)	1,000,000	1,004,837
(SOFR + 1.11%), 2.640%, 2/24/28 (k)	5,400,000	5,332,621
(SOFR + 0.71%), 4.355%, 1/21/29 (k)	2,100,000	2,100,912
Morgan Stanley
(SOFR + 1.02%), 4.729%, 4/13/28 (k)	4,700,000	4,707,200
Nomura Holdings, Inc.
2.329%, 1/22/27	200,000	197,669

		27,232,951

Consumer Finance (4.7%)
AerCap Ireland Capital DAC
2.450%, 10/29/26	7,050,000	7,006,734
6.450%, 4/15/27	700,000	709,508
American Express Co.
(SOFR + 0.93%), 4.573%, 7/26/28 (k)	3,155,000	3,160,227
American Honda Finance Corp.
(SOFR + 0.62%), 4.247%, 12/11/26 (k)	1,000,000	1,000,670

See Notes to Financial Statements.

1171

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 0.73%), 4.358%, 3/8/27 (k)	$1,900,000	$1,902,600
(SOFR + 0.87%), 4.520%, 7/9/27 (k)	4,100,000	4,109,879
(SOFR + 0.73%), 4.367%, 8/13/27 (k)	2,000,000	2,000,158
Ford Motor Credit Co. LLC
(SOFR + 1.45%), 5.090%, 11/5/26 (k)	200,000	200,990
5.125%, 11/5/26	4,900,000	4,901,087
5.800%, 3/5/27	2,500,000	2,512,475
General Motors Financial Co., Inc.
4.000%, 10/6/26	1,800,000	1,799,100
(SOFR + 1.04%), 4.693%, 2/26/27 (k)	400,000	400,733
(United States SOFR Compounded Index + 1.35%), 4.989%, 5/8/27 (k)	200,000	200,544
5.000%, 7/15/27	4,700,000	4,724,588
2.700%, 8/20/27	500,000	489,743
Toyota Motor Credit Corp.
Series B
(United States SOFR Compounded Index + 0.45%), 4.098%, 1/12/28 (k)	2,500,000	2,499,367

		37,618,403

Financial Services (1.8%)
Corebridge Financial, Inc.
3.650%, 4/5/27	3,000,000	2,980,040
Global Payments, Inc.
2.150%, 1/15/27	4,700,000	4,638,449
Mastercard, Inc.
(United States SOFR Compounded Index + 0.39%), 4.018%, 6/8/28 (k)	600,000	599,870
National Rural Utilities Cooperative Finance Corp.
(SOFR + 0.55%), 4.181%, 12/3/27 (k)	2,300,000	2,303,112
Series D
(United States SOFR Compounded Index + 0.43%), 4.068%, 8/9/27 (k)	3,600,000	3,600,021

		14,121,492

Insurance (3.9%)
Aon Corp.
2.850%, 5/28/27	5,700,000	5,623,178
Athene Global Funding
(United States SOFR Compounded Index + 0.83%), 4.501%, 1/7/27 (k)§	2,000,000	2,002,322
(United States SOFR Compounded Index + 1.21%), 4.832%, 3/25/27 (k)§	6,000,000	6,018,316
(United States SOFR Compounded Index + 1.00%), 4.624%, 9/18/28 (k)§	800,000	795,851
CNO Global Funding
5.875%, 6/4/27§	560,000	566,425
GA Global Funding Trust
2.250%, 1/6/27§	3,000,000	2,962,844
Jackson National Life Global Funding
4.900%, 1/13/27§	3,000,000	3,003,274
(SOFR + 0.95%), 4.577%, 9/12/28 (k)§	1,200,000	1,198,744
Mutual of Omaha Cos. Global Funding
4.514%, 6/9/28§	300,000	298,437
Reliance Standard Life Global Funding II
1.512%, 9/28/26§	5,490,000	5,449,248
RGA Global Funding
2.000%, 11/30/26§	500,000	495,129
Willis North America, Inc.
4.650%, 6/15/27	2,800,000	2,802,464

		31,216,232

Total Financials		201,929,615

Health Care (1.3%)
Health Care Equipment & Supplies (0.2%)
Alcon Finance Corp.
2.750%, 9/23/26§	1,800,000	1,793,165

Health Care Providers & Services (0.9%)
Cigna Group (The)
3.400%, 3/1/27	2,800,000	2,783,890
HCA, Inc.
4.500%, 2/15/27	1,806,000	1,804,962
3.125%, 3/15/27	1,800,000	1,783,281
(SOFR + 0.87%), 4.501%, 3/1/28 (k)	800,000	801,848

		7,173,981

Life Sciences Tools & Services (0.1%)
Illumina, Inc.
4.650%, 9/9/26	400,000	400,433

Pharmaceuticals (0.1%)
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	900,000	897,828

Total Health Care		10,265,407

Industrials (4.2%)
Aerospace & Defense (0.8%)
Boeing Co. (The)
2.700%, 2/1/27	3,344,000	3,309,523
2.800%, 3/1/27	1,400,000	1,384,660
5.040%, 5/1/27	1,600,000	1,604,495

		6,298,678

Ground Transportation (0.1%)
Penske Truck Leasing Co. LP
3.400%, 11/15/26§	700,000	697,179
4.200%, 4/1/27§	300,000	299,005

		996,184

Machinery (1.1%)
CNH Industrial Capital LLC
1.450%, 7/15/26	8,100,000	8,090,903
Westinghouse Air Brake Technologies Corp.
3.450%, 11/15/26	940,000	935,791

		9,026,694

Passenger Airlines (0.2%)
Southwest Airlines Co.
3.000%, 11/15/26	1,000,000	993,870

See Notes to Financial Statements.

1172

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
5.125%, 6/15/27	$400,000	$401,704

		1,395,574

Trading Companies & Distributors (2.0%)
Aviation Capital Group LLC
1.950%, 9/20/26§	8,025,000	7,980,293
GATX Corp.
3.250%, 9/15/26	200,000	199,500
Sumisho Air Lease Corp.
1.875%, 8/15/26	1,200,000	1,196,992
2.200%, 1/15/27	596,000	588,042
3.625%, 12/1/27	6,200,000	6,109,748

		16,074,575

Total Industrials		33,791,705

Information Technology (1.7%)
IT Services (0.4%)
CGI, Inc.
1.450%, 9/14/26	2,800,000	2,784,076
Kyndryl Holdings, Inc.
2.050%, 10/15/26	654,000	649,443

		3,433,519

Software (1.1%)
Oracle Corp.
2.650%, 7/15/26	5,000,000	4,997,250
VMware LLC
1.400%, 8/15/26	2,500,000	2,490,705
Workday, Inc.
3.500%, 4/1/27	1,580,000	1,568,662

		9,056,617

Technology Hardware, Storage & Peripherals (0.2%)
Dell International LLC
4.900%, 10/1/26	1,100,000	1,100,329

Total Information Technology		13,590,465

Materials (0.6%)
Metals & Mining (0.6%)
Glencore Funding LLC
(United States SOFR Compounded Index + 0.75%), 4.403%, 10/1/26 (k)§	2,960,000	2,962,973
4.000%, 3/27/27§	1,600,000	1,594,459

Total Materials		4,557,432

Real Estate (3.0%)
Diversified REITs (0.1%)
VICI Properties LP (REIT)
4.500%, 9/1/26§	343,000	342,863
4.250%, 12/1/26§	370,000	369,283

		712,146

Retail REITs (1.0%)
Regency Centers LP (REIT)
3.600%, 2/1/27	8,000,000	7,956,648

Specialized REITs (1.9%)
American Tower Corp. (REIT)
1.450%, 9/15/26	3,800,000	3,777,947
Crown Castle, Inc. (REIT)
1.050%, 7/15/26	8,300,000	8,289,315
CubeSmart LP (REIT)
3.125%, 9/1/26	1,100,000	1,097,461
Extra Space Storage LP (REIT)
3.500%, 7/1/26	564,000	564,000
Weyerhaeuser Co. (REIT)
7.350%, 7/1/26	1,232,000	1,232,000

		14,960,723

Total Real Estate		23,629,517

Utilities (5.4%)
Electric Utilities (4.3%)
Edison International
4.125%, 3/15/28	1,700,000	1,675,673
Eversource Energy
Series U
1.400%, 8/15/26	5,409,000	5,387,630
Fells Point Funding Trust
3.046%, 1/31/27§	5,672,000	5,618,432
Georgia Power Co.
(United States SOFR Compounded Index + 0.42%), 4.054%, 11/22/27(k)	6,700,000	6,710,563
NextEra Energy Capital Holdings, Inc.
4.625%, 7/15/27	3,865,000	3,870,355
Pacific Gas and Electric Co.
2.100%, 8/1/27	3,100,000	3,020,002
Southern California Edison Co.
4.400%, 9/6/26	2,400,000	2,399,365
Series D
4.700%, 6/1/27	2,800,000	2,799,728
Vistra Operations Co. LLC
5.050%, 12/30/26§	2,800,000	2,805,207

		34,286,955

Multi-Utilities (1.1%)
Black Hills Corp.
3.150%, 1/15/27	3,472,000	3,444,425
DTE Energy Co.
2.850%, 10/1/26	1,141,000	1,137,203
Sempra
(United States SOFR Compounded Index + 0.67%), 4.298%, 1/7/28(k)	4,400,000	4,418,249

		8,999,877

Total Utilities		43,286,832

Total Corporate Bonds		409,140,921

Foreign Government Securities (1.5%)
Eagle Funding Luxco Sarl
5.500%, 8/17/30§	4,700,000	4,717,625
Kommunalbanken A/S
(United States SOFR Compounded Index + 0.40%), 4.030%, 3/3/28 (k)§	7,350,000	7,361,985

Total Foreign Government Securities		12,079,610

Mortgage-Backed Securities (0.1%)
FHLMC
5.893%, 1/1/34 (l)	1,121	1,151
6.301%, 11/1/35 (l)	3,562	3,678
5.957%, 7/1/36 (l)	65,273	67,357

See Notes to Financial Statements.

1173

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
6.195%, 9/1/36 (l)	$23,998	$24,555
6.181%, 10/1/36(l)	27,331	28,104
FNMA
6.225%, 11/1/34 (l)	25,984	26,794
5.750%, 1/1/35 (l)	1,104	1,130
5.764%, 7/1/35 (l)	1,429	1,453
5.978%, 12/1/35 (l)	11,698	12,045
6.071%, 3/1/36 (l)	13,199	13,660
4.967%, 3/1/44 (l)	36,287	36,327
4.967%, 7/1/44 (l)	307	307
4.967%, 10/1/44 (l)	2,584	2,587
FNMA UMBS
3.000%, 12/1/26	477,902	475,814

Total Mortgage-Backed Securities		694,962

Municipal Bond (0.2%)
University of Tulane, Series 2007C, NATL-RE
(CME Term SOFR 3 Month + 0.30%), 4.213%, 2/15/36 (k)	1,750,000	1,685,217

Total Municipal Bond		1,685,217

U.S. Government Agency Security (3.7%)
FHLB
1.020%, 2/24/27 (z)	30,000,000	29,429,031

Total U.S. Government Agency Security		29,429,031

U.S. Treasury Obligation (0.4%)
U.S. Treasury Inflation Linked Notes
2.125%, 4/15/29 TIPS (z)	3,240,747	3,251,896

Total U.S. Treasury Obligation		3,251,896

Total Long-Term Debt Securities (96.5%)
(Cost $774,172,819)		768,048,081

SHORT-TERM INVESTMENTS:
Commercial Paper (4.6%)
Brookfield Corporate Treasury Ltd.
4.07%, 7/31/26 (n)(p)§	400,000	398,604
CBRE Services, Inc.
3.96%, 7/15/26 (n)(p)§	1,000,000	998,351
3.98%, 7/17/26 (n)(p)§	1,600,000	1,597,002
Evergy Missouri West, Inc.
3.92%, 7/7/26 (n)(p)§	2,000,000	1,998,476
3.93%, 7/8/26 (n)(p)§	2,000,000	1,998,256
3.93%, 7/9/26 (n)(p)§	4,000,000	3,996,070
Global Payments, Inc.
4.12%, 7/2/26 (n)(p)	7,200,000	7,198,352
HCA, Inc.
4.42%, 8/17/26 (n)(p)§	2,600,000	2,584,760
4.42%, 8/18/26 (n)(p)§	2,800,000	2,783,239
4.47%, 9/10/26 (n)(p)§	2,200,000	2,180,517
Jabil, Inc.
4.33%, 8/17/26 (n)(p)§	300,000	298,277
Keurig Dr. Pepper, Inc.
4.09%, 7/1/26 (n)(p)§	2,400,000	2,399,727
4.17%, 7/13/26 (n)(p)§	3,900,000	3,894,132
McCormick & Co., Inc.
3.81%, 7/2/26 (n)(p)§	3,200,000	3,199,323
Triton Container International Ltd.
4.19%, 7/6/26 (n)(p)§	1,000,000	999,302

Total Commercial Paper		36,524,388

Total Short-Term Investments (4.6%) (Cost $36,528,910)		36,524,388

Total Investments in Securities (101.1%) (Cost $810,701,729)		804,572,469
Other Assets Less Liabilities (-1.1%)		(8,782,073)

Net Assets (100%)		$795,790,396

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2026, the market value of these securities amounted to $265,383,429 or 33.3% of net assets.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2026. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2026.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2026.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the market value or fair value, as applicable, of these securities amounted to $4,995,229 or 0.6% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.
(r)	Fair value determined using significant unobservable inputs.
(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:
ARM	—	Adjustable Rate Mortgage
CME	—	Chicago Mercantile Exchange
CLO	—	Collateralized Loan Obligation
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
NATL-RE	—	Insured by National Public Finance Guarantee Corp.
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate

See Notes to Financial Statements.

1174

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TIPS	—	Treasury Inflation Protected Security
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
30 Day Federal Funds	287	8/2026	USD	115,156,003	5,658
U.S. Treasury 5 Year Note	730	9/2026	USD	78,144,219	228,418
3 Month SOFR	253	3/2028	USD	60,789,575	(461,873)

					(227,797)

Short Contracts
U.S. Treasury 2 Year Note	(99)	9/2026	USD	(20,407,149)	31,591
U.S. Treasury 10 Year Note	(2)	9/2026	USD	(219,781)	(1,831)
U.S. Treasury 10 Year Ultra Note	(347)	9/2026	USD	(39,026,656)	(429,887)
U.S. Treasury Ultra Bond	(41)	9/2026	USD	(4,762,406)	(157,333)
3 Month SOFR	(831)	3/2027	USD	(199,356,900)	298,886

					(258,574)

					(486,371)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$171,586,955	$—		$171,586,955
Collateralized Mortgage Obligations	—	136,426,640	—	(a)	136,426,640
Commercial Mortgage-Backed Securities	—	3,752,849	—		3,752,849
Corporate Bonds
Communication Services	—	19,161,977	—		19,161,977
Consumer Discretionary	—	23,608,230	—		23,608,230
Consumer Staples	—	9,035,768	—		9,035,768
Energy	—	26,283,973	—		26,283,973
Financials	—	201,929,615	—		201,929,615
Health Care	—	10,265,407	—		10,265,407
Industrials	—	33,791,705	—		33,791,705
Information Technology	—	13,590,465	—		13,590,465
Materials	—	4,557,432	—		4,557,432
Real Estate	—	23,629,517	—		23,629,517
Utilities	—	43,286,832	—		43,286,832
Foreign Government Securities	—	12,079,610	—		12,079,610

See Notes to Financial Statements.

1175

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Futures	$564,553	$–	$—	$564,553
Mortgage-Backed Securities	—	694,962	—	694,962
Municipal Bond	—	1,685,217	—	1,685,217
Short-Term Investments
Commercial Paper	—	36,524,388	—	36,524,388
U.S. Government Agency Security	—	29,429,031	—	29,429,031
U.S. Treasury Obligation	—	3,251,896	—	3,251,896

Total Assets	$564,553	$804,572,469	$—	$805,137,022

Liabilities:
Futures	$(1,050,924)	$—	$—	$(1,050,924)

Total Liabilities	$(1,050,924)	$—	$—	$(1,050,924)

Total	$(486,371)	$804,572,469	$–	$804,086,098

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$564,553	*

Total		$564,553

	Liability Derivatives
Interest rate contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(1,050,924	)*

Total		$(1,050,924)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$2,171,941	$2,171,941

Total	$2,171,941	$2,171,941

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$(219,082)	$(219,082)

Total	$(219,082)	$(219,082)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

See Notes to Financial Statements.

1176

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$159,230,000
Average notional value of contracts — short	227,058,000

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Sale-Buyback Transactions (2)
Barclays Capital Inc.	3.82%	6/30/2026	7/1/2026	(7,857,500)	$(7,858,110)
Morgan Stanley	3.75	6/22/2026	7/6/2026	(3,233,650)	(3,235,711)

					$(11,093,821)

(1)	The average amount of borrowings while outstanding for 99 days during the six months ended June 30, 2026, was approximately$6,150,000 at a weighted average interest rate of 3.73%.
(2)	Payable for sale-buyback transactions includes $2,671 of deferred price drop on sale-buyback transactions.

	June 30, 2026
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$(7,858,110)	$—	$—	$(7,858,110)
U.S. Treasury Notes	—	(3,235,711)	—	—	(3,235,711)

Total Borrowings	$—	$(11,093,821)	$—	$—	$(11,093,821)

Gross amount of recognized liabilities for sale-buybacks					$(11,093,821)

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of June 30, 2026:

Counterparty	Payable for Sale-Buyback Transact1ions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
Morgan Stanley	$(3,235,711)	$3,241,092	$—	$5,381
Barclays Capital Inc.	(7,858,110)	7,847,742	—	(10,368)

	$(11,093,821)	$11,088,834	$—	$(4,987)

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$260,049,888
Long-term U.S. government debt securities	(12,487,573)

$247,562,315

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$285,577,749
Long-term U.S. government debt securities	(12,484,445)

$273,093,304

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,098,827
Aggregate gross unrealized depreciation	(13,945,745)

Net unrealized depreciation	$(11,846,918)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$815,933,016

See Notes to Financial Statements.

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $810,701,729)	$804,572,469
Cash	5,013,678
Cash held as collateral at broker for futures	1,403,000
Dividends, interest and other receivables	4,557,683
Due from broker for futures variation margin	609,648
Receivable for securities sold	137,014
Receivable for Portfolio shares sold	43,493
Other assets	8,114

Total assets	816,345,099

LIABILITIES
Payable for securities purchased	19,193,821
Payable for Portfolio shares repurchased	609,273
Investment management fees payable	270,013
Administrative fees payable	58,778
Distribution fees payable – Class IB	42,540
Accrued expenses	380,278

Total liabilities	20,554,703

Commitments and contingent liabilities^
NET ASSETS	$795,790,396

Net assets were comprised of:
Paid in capital	$796,725,741
Total distributable earnings (loss)	(935,345)

Net assets	$795,790,396

Class IB
Net asset value, offering and redemption price per share, $207,459,765 / 20,619,004 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.06

Class K
Net asset value, offering and redemption price per share, $588,330,631 / 58,492,051 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.06

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest	$17,258,708

Total income	17,258,708

EXPENSES
Investment management fees	1,977,430
Administrative fees	356,126
Distribution fees – Class IB	259,477
Interest expense	66,097
Professional fees	51,397
Custodian fees	34,167
Printing and mailing expenses	25,390
Trustees’ fees	12,422
Miscellaneous	27,750

Gross expenses	2,810,256
Less: Waiver from investment manager	(342,088)

Net expenses	2,468,168

NET INVESTMENT INCOME (LOSS)	14,790,540

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(1,145,343)
Futures contracts	2,171,941

Net realized gain (loss)	1,026,598

Change in unrealized appreciation (depreciation) on:
Investments in securities	576,041
Futures contracts	(219,082)

Net change in unrealized appreciation (depreciation)	356,959

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,383,557

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,174,097

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$14,790,540	$33,562,818
Net realized gain (loss)	1,026,598	668,855
Net change in unrealized appreciation (depreciation)	356,959	2,415,914

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	16,174,097	36,647,587

Distributions to shareholders:
Class IB	—	(8,268,318)
Class K	—	(25,644,938)

Total distributions to shareholders	—	(33,913,256)

Tax return of capital:
Class IB	—	(9,414)
Class K	—	(29,197)

Total tax return of capital	—	(38,611)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,973,652 and 4,879,048 shares, respectively ]	29,558,460	48,824,503
Capital shares issued in reinvestment of dividends [ 0 and 840,379 shares, respectively ]	—	8,277,732
Capital shares repurchased [ (2,911,312) and (5,955,239) shares, respectively ]	(29,017,064)	(59,921,393)

Total Class IB transactions	541,396	(2,819,158)

Class K
Capital shares sold [ 2,049,429 and 6,733,235 shares, respectively ]	20,423,473	67,815,719
Capital shares issued in reinvestment of dividends [ 0 and 2,611,814 shares, respectively ]	—	25,674,135
Capital shares repurchased [ (4,033,124) and (11,842,360) shares, respectively ]	(40,144,777)	(118,620,894)

Total Class K transactions	(19,721,304)	(25,131,040)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(19,179,908)	(27,950,198)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,005,811)	(25,254,478)
NET ASSETS:
Beginning of period	798,796,207	824,050,685

End of period	$795,790,396	$798,796,207

See Notes to Financial Statements.

1179

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.87		$9.85	$9.74	$9.61	$9.81	$9.90

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18		0.40	0.45	0.37	0.12	0.01
Net realized and unrealized gain (loss)	0.01		0.04	0.12	0.16	(0.18)	(0.06)

Total from investment operations	0.19		0.44	0.57	0.53	(0.06)	(0.05)

Less distributions:
Dividends from net investment income	—		(0.42)	(0.46)	(0.40)	(0.13)	(0.03)
Distributions from net realized gains	—		—	—	—	(0.01)	—
Tax return of capital	—		— #	— #	—	—	(0.01)

Total dividends and distributions	—		(0.42)	(0.46)	(0.40)	(0.14)	(0.04)

Net asset value, end of period	$10.06		$9.87	$9.85	$9.74	$9.61	$9.81

Total return (b)(y)	1.93%		4.47%	5.89%	5.56%	(0.57)%	(0.49)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$207,460		$202,879	$204,787	$150,658	$137,509	$132,699
Ratio of expenses to average net assets:
After waivers (a)(f)	0.81%		0.80%	0.81%	0.88%	0.80%	0.80%
Before waivers (a)(f)(h)	0.89%		0.89%	0.90%	0.97%	0.88%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	3.54%		3.98%	4.48%	3.78%	1.27%	0.12%
Before waivers (a)(g)	3.46%		3.89%	4.39%	3.69%	1.20%	0.07%
Portfolio turnover rate^	39	%(z)	65%	77%	63%	24%	116%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.85		$9.83	$9.73	$9.59	$9.80	$9.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19		0.42	0.47	0.40	0.14	0.04
Net realized and unrealized gain (loss)	0.02		0.04	0.12	0.17	(0.18)	(0.06)

Total from investment operations	0.21		0.46	0.59	0.57	(0.04)	(0.02)

Less distributions:
Dividends from net investment income	—		(0.44)	(0.49)	(0.43)	(0.16)	(0.05)
Distributions from net realized gains	—		—	—	—	(0.01)	—
Tax return of capital	—		— #	— #	—	—	(0.01)

Total dividends and distributions	—		(0.44)	(0.49)	(0.43)	(0.17)	(0.06)

Net asset value, end of period	$10.06		$9.85	$9.83	$9.73	$9.59	$9.80

Total return (b)(y)	2.13%		4.73%	6.05%	5.94%	(0.43)%	(0.16)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$588,331		$595,917	$619,264	$611,887	$627,542	$782,046
Ratio of expenses to average net assets:
After waivers (a)(f)	0.56%		0.55%	0.56%	0.63%	0.55%	0.55%
Before waivers (a)(f)(h)	0.64%		0.64%	0.65%	0.72%	0.63%	0.61%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	3.79%		4.23%	4.74%	4.02%	1.45%	0.37%
Before waivers (a)(g)	3.71%		4.14%	4.65%	3.93%	1.38%	0.31%
Portfolio turnover rate^	39	%(z)	65%	77%	63%	24%	116%

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of the underlying funds, if applicable.
(h)	Includes interest expense of 0.02%, 0.01%, 0.02%, 0.09%, and 0.01% for the six months ended June 30, 2026 and for the years ended December 31, 2025, 2024, 2023, and 2022. respectively for each class.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1180

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (2.0%)
AB Issuer LLC,
Series 2021-1 A2
3.734%, 7/30/51§		$323,175	$308,204
AGL CLO 44 Ltd.,
Series 2025-44A A
4.814%, 10/22/37 (l)§		250,000	249,875
Air Canada Pass-Through Trust,
Series 2017-1 AA
3.300%, 1/15/30§		369,600	348,847
American Airlines Pass-Through Trust,
Series 2019-1 AA
3.150%, 2/15/32		472,097	443,460
Series 2021-1 A
2.875%, 7/11/34		649,855	582,949
Series 2026-1 A
5.250%, 11/10/38		100,000	99,418
American Credit Acceptance Receivables Trust,
Series 2025-2 B
4.850%, 5/14/29§		259,000	259,564
AMMC CLO 27 Ltd.,
Series 2022-27A A1R
4.755%, 1/20/37 (l)§		299,615	299,635
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A
5.043%, 1/15/37 (l)§		195,299	195,299
Arivo Acceptance Auto Loan Receivables Trust,
Series 2025-1A A2
4.920%, 5/15/29§		95,564	95,714
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-3A A
5.440%, 2/22/28§		185,000	185,828
Bain Capital Credit CLO Ltd.,
Series 2019-3A ARR
4.702%, 10/21/34 (l)§		500,000	500,220
BlueMountain Fuji Eur CLO V DAC,
Series 5A A
3.114%, 1/15/33 (l)§	EUR	287,070	328,021
Bridgecrest Lending Auto Securitization Trust,
Series 2026-2 A2
4.240%, 9/15/28		$160,000	159,975
Canyon Capital CLO Ltd.,
Series 2019-2A AR2
4.683%, 10/15/34 (l)§		600,000	599,704
CarVal CLO III Ltd.,
Series 2019-2A AR2
4.665%, 7/20/32 (l)§		461,000	460,689
Carvana Auto Receivables Trust,
Series 2021-N3 C
1.020%, 6/12/28		7,850	7,645
Series 2021-P4 D
2.610%, 9/11/28		169,000	164,373
College Ave Student Loans LLC,
Series 2021-C A2
2.320%, 7/26/55§		106,982	98,491
CPS Auto Receivables Trust,
Series 2026-B A
4.350%, 2/15/30§		104,306	104,260
Dext ABS LLC,
Series 2023-1 A2
5.990%, 3/15/32§		14,910	14,932
Diameter Capital CLO 9 Ltd.,
Series 2025-9A A
4.845%, 4/20/38 (l)§		294,068	293,798
Diamond Issuer LLC,
Series 2021-1A A
2.305%, 11/20/51§		325,933	317,666
Elevation CLO Ltd.,
Series 2018-3A A1R3
4.955%, 1/25/35 (l)§		600,000	599,412
Series 2022-16A A1AR
4.797%, 7/25/34 (l)§		600,000	599,771
Equify ABS LLC,
Series 2024-1A A
5.430%, 4/18/33§		42,620	42,700
FIGRE Trust,
Series 2025-HE7 A
5.150%, 11/25/55 (l)§		241,471	239,366
Series 2025-HE8 A
5.206%, 11/25/55 (l)§		240,609	239,045
Series 2026-HE1 A
4.982%, 1/25/56 (l)§		200,927	198,430
GCI Funding I LLC,
Series 2021-1 A
2.380%, 6/18/46§		93,173	84,950
Go Mortgage LLC,
2.435%, 8/15/26 (l)		101,631	100,701
2.638%, 8/15/26 (l)		12,000	11,778
GreenSky Home Improvement Issuer Trust,
Series 2025-1A A3
5.320%, 3/25/60§		400,000	404,497
Greywolf CLO III Ltd.,
Series 2020-3RA A1R2
4.894%, 4/22/33 (l)§		310,742	310,919
GS Mortgage-Backed Securities Trust,
Series 2026-CES1 A1
4.899%, 5/25/56 (e)§		193,086	191,085
Series 2026-CES2 A1A
5.227%, 6/25/56 (e)§		118,580	118,022
Harvest CLO XXII DAC,
Series 22A AR
3.054%, 1/15/32 (l)§	EUR	399,814	457,033
HPS Loan Management Ltd.,
Series 2026-28A A1
4.995%, 7/20/39 (l)§		$197,872	197,890
JetBlue Pass-Through Trust,
Series 2020-1 A
4.000%, 11/15/32		576,087	541,522
JP Morgan Mortgage Trust,
Series 2025-CES7 A1A
5.055%, 4/25/56 (e)§		226,068	224,437
Series 2025-HE3 A1
4.959%, 3/20/56 (l)§		208,796	209,454
Juniper Valley Park CLO Ltd.,
Series 2023-1A ARR
4.755%, 7/20/36 (l)§		250,000	250,000
Lendbuzz Securitization Trust,
Series 2023-1A A2
6.920%, 8/15/28§		55,415	55,700
Series 2023-2A A2
7.090%, 10/16/28§		24,532	24,627
Series 2026-1A A2
4.680%, 7/15/30§		129,144	128,863

See Notes to Financial Statements.

1181

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Lendmark Funding Trust,
Series 2021-1A A
1.900%, 11/20/31§	$669,174	$657,326
Lobel Automobile Receivables Trust,
Series 2026-1 A
4.880%, 10/16/28§	163,625	163,351
Mariner Finance Issuance Trust,
Series 2021-AA A
1.860%, 3/20/36§	481,604	474,455
Midocean Credit CLO Xxiii,
Series 2026-23A A1
4.876%, 7/18/39 (l)§	298,959	298,966
MMAF Equipment Finance LLC,
Series 2024-A A2
5.200%, 9/13/27§	35,093	35,112
MVW LLC,
Series 2021-2A B
1.830%, 5/20/39§	35,946	33,683
Neighborly Issuer,
Series 2022-1A A2
3.695%, 1/30/52§	226,928	215,591
Series 2023-1A A2
7.308%, 1/30/53§	241,875	242,219
Nelnet Student Loan Trust,
Series 2021-BA B
2.680%, 4/20/62§	100,000	88,923
Series 2021-CA B
2.530%, 4/20/62§	147,147	129,093
Series 2021-DA B
2.900%, 4/20/62§	132,000	118,572
Series 2023-AA AFL
5.809%, 2/20/41 (l)§	196,768	201,100
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A AR
4.630%, 7/16/36(l)§	469,642	469,726
NMEF Funding LLC,
Series 2024-A A2
5.150%, 12/15/31§	66,032	66,219
Oaktree CLO Ltd.,
Series 2026-34A A
4.855%, 4/15/39 (l)§	303,579	303,852
OCCU Auto Receivables Trust,
Series 2025-1A A2
4.820%, 4/17/28§	65,373	65,430
OCP CLO Ltd.,
Series 2024-34A A1
5.033%, 10/15/37 (l)§	250,000	250,308
Pagaya AI Debt Grantor Trust,
Series 2024-5 A
6.278%, 10/15/31§	22,460	22,472
Series 2024-9 B
5.306%, 3/15/32§	113,524	113,487
Series 2025-5 A
5.108%, 3/15/33 (l)§	47,558	47,581
Prestige Auto Receivables Trust,
Series 2025-1A A2
4.870%, 12/15/27§	17,339	17,342
RCKT Mortgage Trust,
Series 2026-CES1 A1A
4.827%, 1/25/56 (e)§	147,511	145,691
Series 2026-CES3 A1A
5.144%, 3/25/56 (e)§	241,810	240,512
Research-Driven Pagaya Motor Asset Trust,
Series 2025-4A A2
5.124%, 4/25/34§	241,944	242,274
Santander Mortgage Asset Receivable Trust,
Series 2026-CES1 A1A
4.876%, 1/25/56 (e)§	195,638	193,212
SoFi Consumer Loan Program Trust,
Series 2025-4 A
4.240%, 8/25/35§	86,380	86,279
Sunrun Demeter Issuer LLC,
Series 2021-2A A
2.270%, 1/30/57§	610,835	557,176
Symphony CLO XXXII Ltd.,
Series 2022-32A AR
4.816%, 10/23/35 (l)§	700,000	699,232
Tesla Auto Lease Trust,
Series 2024-A A3
5.300%, 6/21/27§	4,415	4,418
Towd Point Mortgage Trust,
Series 2026-CES2 A1A
4.720%, 2/25/66 (e)§	245,509	241,591
Series 2026-FIX1 A1
4.980%, 12/25/65 (e)§	90,818	89,820
Tricolor Auto Securitization Trust,
Series 2024-2A A
6.360%, 12/15/27§	20,863	19,476
United Airlines Pass-Through Trust,
Series 2020-1 A
5.875%, 10/15/27	280,039	283,399
Series 2023-1 A
5.800%, 1/15/36	273,188	283,087
United States Small Business Administration,
Series 2008-20G 1
5.870%, 7/1/28	21,836	22,082
Upgrade Master Pass-Thru Trust,
Series 2026-ST1 A
4.244%, 3/15/34§	198,319	197,766
UPSTART Securitization Trust,
Series 2026-1 A1
4.142%, 2/22/27§	54,695	54,697
Series 2026-3 A2
4.770%, 7/20/36§	150,000	149,947
Venture 32 CLO Ltd.,
Series 2018-32A A1
5.037%, 7/18/31 (l)§	70,908	70,950

Total Asset-Backed Securities		18,945,186

Collateralized Mortgage Obligations (1.8%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1
4.570%, 9/25/35(l)	17,981	15,309
Alternative Loan Trust,
Series 2005-80CB 1A1
6.000%, 2/25/36	221,583	191,924
Series 2005-J12 2A1
4.303%, 8/25/35(l)	344,322	174,747
Series 2006-OA22 A1
4.083%, 2/25/47(l)	56,904	53,011
Series 2006-OA6 1A2
4.183%, 7/25/46(l)	21,778	20,219
Series 2007-14T2 A1
6.000%, 7/25/37	365,416	181,009

See Notes to Financial Statements.

1182

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2007-OH1 A1D
3.973%, 4/25/47(l)		$33,841	$30,368
AREIT Trust,
Series 2022-CRE6 A
4.856%, 1/20/37(l)§		107,152	107,240
Banc of America Funding Trust,
Series 2004-A 1A3
6.620%, 9/20/34(l)		3,377	3,444
Series 2006-H 4A2
4.558%, 9/20/46(l)		61,765	56,426
Series 2006-J 4A1
4.727%, 1/20/47(l)		3,297	2,879
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
4.642%, 9/25/35(l)		78,363	40,104
Series 2006-4 21A1
4.487%, 8/25/36(l)		33,766	20,477
Bear Stearns ARM Trust,
Series 2003-9 2A1
5.498%, 2/25/34(l)		11,511	10,837
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5 1A1
4.083%, 12/25/46(l)		251,368	225,956
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
4.750%, 1/26/36(l)		23,441	16,140
Chase Home Lending Mortgage Trust,
Series 2023-RPL2 A1
3.250%, 3/25/63(l)§		408,113	363,241
Series 2024-7 A11
4.928%, 6/25/55(l)§		268,329	268,237
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3
5.863%, 4/25/47(l)§		30,752	31,364
CHL Mortgage Pass-Through Trust,
Series 2005-11 3A1
3.549%, 4/25/35(l)		42,035	26,447
Series 2005-2 1A1
4.403%, 3/25/35(l)		19,934	18,619
CIM Trust,
Series 2023-I2 A1
6.639%, 12/25/67(e)§		269,439	268,579
Citigroup Mortgage Loan Trust,
Series 2005-3 2A2A
5.329%, 8/25/35(l)		2,371	2,269
Series 2009-7 5A2
5.500%, 12/25/35§		265,573	122,118
Series 2024-1 A11
4.978%, 7/25/54 (l)§		234,864	234,937
Connecticut Avenue Securities,
Series 2025-R01 1A1
4.578%, 1/25/45 (l)§		199,662	199,788
Connecticut Avenue Securities Trust,
Series 2021-R01 1M2
5.178%, 10/25/41 (l)§		177,871	177,978
Series 2021-R03 1M2
5.278%, 12/25/41 (l)§		116,183	116,545
Series 2023-R04 1M1
5.928%, 5/25/43 (l)§		136,217	138,154
Series 2023-R05 1M1
5.528%, 6/25/43 (l)§		86,886	87,264
Series 2025-R02 1A1
4.628%, 2/25/45 (l)§		58,165	58,240
Series 2025-R03 2M1
5.228%, 3/25/45 (l)§		63,030	63,097
Series 2025-R05 2M1
4.828%, 7/25/45 (l)§		148,135	148,270
Series 2025-R06 1A1
4.528%, 9/25/45 (l)§		79,376	79,421
Series 2025-R06 1M1
4.578%, 9/25/45 (l)§		82,999	82,956
Series 2026-R01 2M1
4.628%, 1/25/46 (l)§		110,856	110,817
Series 2026-R03 2A1
4.728%, 4/25/46 (l)§		131,459	131,803
Cross Mortgage Trust,
Series 2026-NQM6 A1
5.268%, 5/25/71 (l)§		113,950	113,489
CSMC Mortgage-Backed Trust,
Series 2006-6 1A8
6.000%, 7/25/36		378,429	159,671
EMF-NL Prime BV,
Series 2008-APRX A2
3.040%, 4/17/41 (l)(m)	EUR	8,384	9,577
Eurohome UK Mortgages plc,
Series 2007-1 A
4.005%, 6/15/44 (l)(m)	GBP	8,217	10,881
Eurosail-UK plc,
Series 2007-4X A3
4.805%, 6/13/45 (l)(m)		106,832	141,282
FHLMC,
Series 4790 F
3.897%, 10/15/43 (l)		$171,472	167,693
Series 4989 FA
4.114%, 8/15/40 (l)		137,792	135,753
Series 4989 FB
4.114%, 10/15/40 (l)		100,143	98,606
Series 5678 FG
4.642%, 7/25/56 (l)		100,000	100,079
Series 5685 FB
4.650%, 7/25/56 (l)		300,000	300,237
FHLMC STACR REMIC Trust,
Series 2021-DNA5 M2
5.278%, 1/25/34 (l)§		18,093	18,115
Series 2021-DNA7 M2
5.428%, 11/25/41 (l)§		405,614	406,477
Series 2022-DNA5 M1B
8.128%, 6/25/42 (l)§		406,679	420,530
Series 2022-DNA7 M1A
6.128%, 3/25/52 (l)§		46,616	46,818
Series 2023-DNA1 M1A
5.730%, 3/25/43 (l)§		73,778	74,618
Series 2023-HQA1 M1A
5.628%, 5/25/43 (l)§		172,106	173,133
Series 2023-HQA2 M1A
5.628%, 6/25/43 (l)§		25,139	25,155
Series 2024-HQA2 M1
4.828%, 8/25/44 (l)§		64,468	64,488
Series 2025-DNA3 A1
4.578%, 9/25/45 (l)§		185,163	185,442
Series 2025-DNA4 M1
4.728%, 10/25/45 (l)§		168,880	168,952

See Notes to Financial Statements.

1183

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2025-HQA1 A1
4.578%, 2/25/45 (l)§		$107,327	$107,410
Series 2026-HQA1 A1
4.628%, 5/25/46 (l)§		52,238	52,325
Series 2026-HQA1 M1
4.878%, 5/25/46 (l)§		49,457	49,523
FNMA,
Series 2012-123 LF
4.122%, 11/25/42 (l)		55,912	55,714
Series 2025-83 FA
4.728%, 10/25/55 (l)		362,631	364,401
GNMA,
Series 2015-H20 FB
4.361%, 8/20/65 (l)		64,504	64,599
Series 2016-H11 F
4.561%, 5/20/66 (l)		84,332	84,714
Series 2016-H15 FA
4.561%, 7/20/66 (l)		66,473	66,786
Series 2017-H10 FB
4.898%, 4/20/67 (l)		273,444	275,430
Series 2022-H02 FN
4.109%, 1/20/72 (l)		263,055	262,727
Series 2022-H26 DF
4.629%, 12/20/72 (l)		293,459	298,391
Series 2023-H01 FA
4.409%, 1/20/73 (l)		381,416	384,337
Series 2023-H02 FA
4.509%, 1/20/73 (l)		284,317	287,752
Series 2023-H02 FB
4.509%, 1/20/73 (l)		680,656	688,552
Series 2023-H28 F
4.659%, 12/20/73 (l)		473,752	482,161
Series 2023-H28 GF
4.509%, 12/20/73 (l)		873,834	885,605
GSR Mortgage Loan Trust,
Series 2005-8F 4A1
6.000%, 11/25/35		342,817	100,345
Series 2005-AR6 2A1
4.837%, 9/25/35 (l)		20,561	19,726
Series 2006-AR2 2A1
4.042%, 4/25/36 (l)		55,695	32,113
Series 2007-AR1 2A1
3.824%, 3/25/47 (l)		140,950	70,838
HarborView Mortgage Loan Trust,
Series 2006-13 A
3.934%, 11/19/46 (l)		31,361	24,717
HOMES Trust,
Series 2026-NQM3 A1
5.262%, 4/27/71 (l)§		114,812	114,159
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1
4.033%, 7/25/35 (l)		124,492	76,620
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3
3.609%, 8/25/35 (l)		230,220	164,789
Series 2006-AR39 A1
4.123%, 2/25/37 (l)		353,098	329,719
JP Morgan Mortgage Trust,
Series 2006-A3 6A1
4.838%, 8/25/34 (l)		9,802	9,747
Series 2007-A1 3A3
4.834%, 7/25/35 (l)		15,716	15,029
Series 2007-S3 1A90
7.000%, 8/25/37		46,120	21,141
Series 2024-VIS1 A1
5.990%, 7/25/64 (l)§		327,172	327,675
Ludgate Funding plc,
Series 2007-1 A2A
4.043%, 1/1/61 (l)(m)	GBP	300,164	390,446
Series 2008-W1X A1
4.483%, 1/1/61 (l)(m)		32,708	43,386
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A
5.645%, 12/25/32 (l)		$4,158	4,094
Morgan Stanley Residential Mortgage Loan Trust,
Series 2026-NEW1 A1
5.276%, 4/27/71 (l)§		216,541	215,365
MortgageIT Mortgage Loan Trust,
Series 2006-1 1A1
4.223%, 4/25/36 (l)		113,297	111,007
OBX Trust,
Series 2024-HYB2 A1
3.699%, 4/25/53 (l)§		322,832	323,642
Series 2026-NQM7 A1
5.220%, 4/25/66 (l)§		116,186	115,570
PRKCM Trust,
Series 2022-AFC2 A1
5.335%, 8/25/57 (l)§		294,658	293,767
Series 2023-AFC3 A1
6.584%, 9/25/58 (e)§		219,703	219,511
PRPM Trust,
Series 2023-NQM3 A1
6.221%, 11/25/68 (e)§		266,996	267,388
RALI Trust,
Series 2005-QO2 A1
5.104%, 9/25/45 (l)		146,394	126,296
Series 2006-QA6 A1
4.143%, 7/25/36 (l)		281,410	268,079
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1
4.103%, 1/25/36 (l)§		60,681	57,988
Residential Asset Securitization Trust,
Series 2005-A15 5A1
5.750%, 2/25/36		13,452	4,367
Series 2006-A12 A1
6.250%, 11/25/36		167,589	54,998
Sequoia Mortgage Trust,
Series 10 2A1
4.514%, 10/20/27 (l)		31	31
Series 2003-4 2A1
4.454%, 7/20/33 (l)		4,434	4,462
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
4.254%, 7/19/35 (l)		32,031	30,119
Series 2006-AR3 11A1
4.183%, 4/25/36 (l)		102,521	94,535
Series 2006-AR6 1A3
4.143%, 7/25/46 (l)		427,991	352,013
Towd Point Mortgage Funding plc,
Series 2024-GR6A A1
4.681%, 7/20/53 (l)§	GBP	291,719	387,067
Towd Point Mortgage Trust,
Series 2022-1 A1
3.750%, 7/25/62 (l)§		$301,257	284,188

See Notes to Financial Statements.

1184

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2024-5 A1A
4.612%, 10/25/64 (l)§	$442,006	$441,433
UWM Mortgage Trust,
Series 2021-INV3 A9
4.562%, 11/25/51 (l)§	586,105	549,161
Verus Securitization Trust,
Series 2026-R4 A1
5.275%, 12/27/67 (l)§	189,402	188,935
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR14 1A4
3.966%, 11/25/36 (l)	210,169	191,822
Series 2006-AR9 1A
4.744%, 8/25/46 (l)	53,537	50,657

Total Collateralized Mortgage Obligations		17,488,602

Commercial Mortgage-Backed Securities (0.7%)
ALA Trust,
Series 2025-OANA A
5.369%, 6/15/40 (l)§	193,002	193,724
BANK,
Series 2022-BNK40 A4
3.502%, 3/15/64 (l)	700,000	648,305
Benchmark Mortgage Trust,
Series 2019-B9 A5
4.016%, 3/15/52	800,000	780,971
Series 2022-B33 A5
3.458%, 3/15/55 (l)	800,000	737,154
BFLD Trust,
Series 2020-EYP A
4.890%, 10/15/35 (l)§	800,000	601,041
BHMS Commercial Mortgage Trust,
Series 2025-ATLS A
5.475%, 8/15/42 (l)§	151,000	151,236
BX Commercial Mortgage Trust,
Series 2019-IMC E
5.821%, 4/15/34 (l)§	133,619	130,352
Commercial Mortgage Trust,
Series 2012-CR5 E
4.692%, 12/10/45 (l)§	151,235	144,503
DOLP Trust,
Series 2021-NYC A
2.956%, 5/10/41 §	1,000,000	890,845
EQUS Mortgage Trust,
Series 2021-EQAZ A
4.645%, 10/15/38 (l)§	476,716	476,716
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22 XA
1.402%, 9/15/47 IO (l)	286,975	91
New Orleans Hotel Trust,
Series 2019-HNLA A
4.662%, 4/15/32 (l)§	500,000	493,773
NYO Commercial Mortgage Trust,
Series 2021-1290 A
4.835%, 11/15/38 (l)§	800,000	799,008
SFO Commercial Mortgage Trust,
Series 2021-555 A
5.139%, 5/15/38 (l)§	800,000	799,766
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6 C
4.400%, 11/15/49 (l)	275,000	268,997

Total Commercial Mortgage-Backed Securities		7,116,482

Corporate Bonds (11.9%)
Communication Services (0.6%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.
4.350%, 3/1/29	800,000	794,574
Beacon Point DC LLC
6.129%, 11/30/42§	60,000	60,635
NBN Co. Ltd.
4.250%, 10/1/29§	500,000	494,431
RD Michigan Property Owner I LLC
7.500%, 3/30/45§	1,350,000	1,346,165
Space Exploration Technologies Corp.
5.350%, 7/15/31§	250,000	250,031

		2,945,836

Interactive Media & Services (0.1%)
Alphabet, Inc.
5.450%, 11/15/55	75,000	71,995
5.650%, 2/15/56	67,000	66,405
5.700%, 11/15/75	75,000	72,352
Meta Platforms, Inc.
5.750%, 11/15/65	105,000	94,744
6.450%, 5/15/66	100,000	99,087

		404,583

Media (0.1%)
Charter Communications Operating LLC
2.250%, 1/15/29	800,000	744,536
Cox Communications, Inc.
5.700%, 6/15/33§	88,000	86,537
Paramount Global
2.900%, 1/15/27	100,000	98,744
Time Warner Cable LLC
4.500%, 9/15/42	290,000	219,994

		1,149,811

Wireless Telecommunication Services (0.1%)
Telefonica Europe BV
8.250%, 9/15/30	100,000	112,355
T-Mobile USA, Inc.
4.850%, 1/15/29	575,000	578,483
3.875%, 4/15/30	563,000	545,521

		1,236,359

Total Communication Services		5,736,589

Consumer Discretionary (1.0%)
Automobiles (0.6%)
BMW US Capital LLC
4.650%, 3/19/27§	283,000	283,443
4.750%, 3/21/28 §	200,000	200,553
Honda Motor Co. Ltd.
4.436%, 7/8/28	275,000	273,525
Hyundai Capital America
1.650%, 9/17/26§	800,000	795,216
5.950%, 9/21/26§	200,000	200,615
5.250%, 1/8/27§	368,000	369,310
5.275%, 6/24/27§	63,000	63,472
6.100%, 9/21/28§	158,000	162,228

See Notes to Financial Statements.

1185

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Mercedes-Benz Finance North America LLC
4.900%, 11/15/27§		$400,000	$402,048
4.125%, 3/10/28§		257,000	255,618
Nissan Motor Acceptance Co. LLC
2.750%, 3/9/28§		800,000	761,768
Nissan Motor Co. Ltd.
4.810%, 9/17/30§		800,000	744,480
Volkswagen Group of America Finance LLC
4.450%, 9/11/27§		200,000	199,351
5.050%, 3/27/28§		600,000	601,799
5.650%, 9/12/28§		300,000	304,353

			5,617,779

Broadline Retail (0.0%)†
Amazon.com, Inc.
3.900%, 11/20/28		278,000	275,016
5.550%, 11/20/65		19,000	17,799

			292,815

Hotels, Restaurants & Leisure (0.3%)
Airbnb, Inc.
4.400%, 3/16/29		200,000	198,874
Choice Hotels International, Inc.
3.700%, 12/1/29		900,000	861,706
Las Vegas Sands Corp.
6.000%, 8/15/29		500,000	512,495
Marriott International, Inc.
4.200%, 7/15/27		275,000	274,203
4.800%, 3/15/30		500,000	502,398
Royal Caribbean Cruises Ltd.
5.500%, 4/1/28§		400,000	403,630
Starbucks Corp.
4.850%, 2/8/27 (x)		301,000	301,859

			3,055,165

Household Durables (0.0%)†
Sekisui House US, Inc.
6.000%, 1/15/43		162,000	149,124

Leisure Products (0.0%)†
Hasbro, Inc.
4.650%, 3/12/31		29,000	28,607
6.050%, 5/14/34		76,000	79,429

			108,036

Specialty Retail (0.1%)
AutoNation, Inc.
4.450%, 1/15/29		60,000	59,373
Ross Stores, Inc.
4.700%, 4/15/27		355,000	356,105

			415,478

Total Consumer Discretionary			9,638,397

Consumer Staples (0.4%)
Beverages (0.0%)†
Maple Parent Holdings Corp.
4.224%, 3/26/32§	EUR	200,000	231,261

Food Products (0.1%)
Cargill, Inc.
4.125%, 10/23/30§		$131,000	128,073
5.125%, 10/11/32§		144,000	146,527
General Mills, Inc.
4.875%, 1/30/30		203,000	203,899
Mars, Inc.
4.800%, 3/1/30§		400,000	400,869
Tyson Foods, Inc.
5.700%, 3/15/34		99,000	101,913

			981,281

Tobacco (0.3%)
Altria Group, Inc.
3.400%, 5/6/30		310,000	295,680
BAT Capital Corp.
6.343%, 8/2/30		500,000	528,445
7.750%, 10/19/32		21,000	23,928
Imperial Brands Finance plc
3.500%, 7/26/26§		400,000	399,745
6.125%, 7/27/27§		300,000	304,647
5.875%, 7/1/34§		297,000	306,086
Philip Morris International, Inc.
5.625%, 11/17/29		34,000	35,018
5.375%, 2/15/33		309,000	317,359

			2,210,908

Total Consumer Staples			3,423,450

Energy (0.9%)
Energy Equipment & Services (0.0%)†
Baker Hughes Holdings LLC
4.350%, 6/15/31		91,000	89,006
FORESEA Holding SA
7.500%, 6/15/30 (m)		100,613	98,593

			187,599

Oil, Gas & Consumable Fuels (0.9%)
Adnoc Murban Rsc Ltd.
4.250%, 9/11/29§		200,000	196,700
Canadian Natural Resources Ltd.
5.000%, 12/15/29		400,000	403,909
Cenovus Energy, Inc.
4.650%, 3/20/31		70,000	69,235
5.400%, 3/20/36		69,000	68,468
Cheniere Energy Partners LP
3.250%, 1/31/32		400,000	366,667
Continental Resources, Inc.
5.750%, 1/15/31§		116,000	118,004
2.875%, 4/1/32§		279,000	245,370
Devon Energy Corp.
5.600%, 7/15/41		210,000	206,893
Ecopetrol SA
8.375%, 1/19/36		56,000	60,256
5.875%, 11/2/51		179,000	143,237
Energy Transfer LP
6.100%, 12/1/28		200,000	206,384
5.600%, 9/1/34		297,000	302,925
Flex Intermediate Holdco LLC
3.363%, 6/30/31§		400,000	369,368
Green Palm Bidco Sarl
6.462%, 6/30/46§		300,000	304,035
Korea National Oil Corp.
4.875%, 4/3/29§		500,000	503,520
MPLX LP
5.300%, 4/1/36		140,000	138,007

See Notes to Financial Statements.

1186

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
ONEOK, Inc.
5.550%, 11/1/26		$500,000	$501,566
6.500%, 9/1/30§		500,000	525,381
6.350%, 1/15/31		44,000	46,346
6.100%, 11/15/32		25,000	26,279
6.050%, 9/1/33		10,000	10,481
5.400%, 10/15/35		170,000	169,513
Petroleos Mexicanos
10.000%, 2/7/33		200,000	235,700
Plains All American Pipeline LP
5.700%, 9/15/34		298,000	304,329
Santos Finance Ltd.
5.750%, 11/13/35§		300,000	302,790
Saudi Arabian Oil Co.
5.250%, 7/17/34§		500,000	503,460
South Bow USA Infrastructure Holdings LLC
5.026%, 10/1/29		500,000	501,512
Suncor Energy, Inc.
6.800%, 5/15/38		130,000	142,816
Targa Resources Corp.
4.350%, 1/15/29		164,000	162,682
6.050%, 5/15/56		93,000	92,066
Var Energi ASA
7.500%, 1/15/28§		356,000	369,536
Venture Global Calcasieu Pass LLC
3.875%, 8/15/29§		200,000	190,750
3.875%, 11/1/33§		200,000	178,046
Williams Cos., Inc. (The)
4.800%, 11/15/29		137,000	137,448
4.625%, 6/30/30		135,000	134,415

			8,238,094

Total Energy			8,425,693

Financials (5.3%)
Banks (2.8%)
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34 (k)		200,000	227,279
Banco Espirito Santo SA
4.000%, 1/21/19 (h)(m)	EUR	1,700,000	505,029
Banco Santander SA
3.800%, 2/23/28		$200,000	197,401
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.552%, 3/14/28 (k)		400,000	402,520
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28 (k)		200,000	199,402
Bank of America Corp.
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28 (k)		300,000	297,979
(SOFR + 1.58%), 4.376%, 4/27/28 (k)		682,000	681,350
(SOFR + 1.99%), 6.204%, 11/10/28 (k)		600,000	612,421
(SOFR + 1.57%), 5.819%, 9/15/29 (k)		600,000	613,734
Banque Federative du Credit Mutuel SA
(United States SOFR Compounded Index + 1.07%), 4.706%, 2/16/28 (k)§		500,000	503,637
4.591%, 10/16/28§		273,000	272,471
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.279%, 11/24/27 (k)		600,000	594,704
(SOFR + 2.98%), 6.224%, 5/9/34 (k)		314,000	330,323
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28 (k)§		800,000	773,945
(SOFR + 1.59%), 5.497%, 5/20/30 (k)§		698,000	710,390
BPCE SA
5.281%, 5/30/29§		300,000	304,840
(SOFR + 2.27%), 6.714%, 10/19/29 (k)§		400,000	415,554
(SOFR + 2.79%), 6.508%, 1/18/35 (k)§		298,000	309,668
CaixaBank SA
(SOFR + 2.26%), 6.037%, 6/15/35 (k)§		302,000	314,933
Capital One NA
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 1.73%), 5.974%, 8/9/28 (k)		250,000	254,964
Citigroup, Inc.
(SOFR + 1.28%), 3.070%, 2/24/28 (k)		500,000	494,856
(SOFR + 1.36%), 5.174%, 2/13/30 (k)		100,000	101,011
(SOFR + 1.34%), 4.542%, 9/19/30 (k)		302,000	299,994
Cooperatieve Rabobank UA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.564%, 2/28/29 (k)§		314,000	318,919
Credit Agricole SA
(SOFR + 1.86%), 6.316%, 10/3/29 (k)§		500,000	516,333
(SOFR + 1.17%), 4.656%, 1/12/32 (k)§		258,000	254,053
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.298%, 4/1/28 (k)§		359,000	358,563
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.98%), 4.999%, 3/27/32 (k)§		200,000	200,076

See Notes to Financial Statements.

1187

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
DNB Bank ASA
(SOFR + 1.13%), 4.832%, 3/30/32 (k)§		$200,000	$199,262
Federation des Caisses Desjardins du Quebec
4.550%, 8/23/27§		267,000	267,349
First Abu Dhabi Bank PJSC
(SOFR + 1.15%), 4.780%, 6/3/31 (k)§		200,000	200,224
HSBC Holdings plc
(SOFR + 3.35%), 7.390%, 11/3/28 (k)		694,000	718,333
(SOFR + 1.29%), 5.130%, 3/3/31 (k)		300,000	301,940
(SOFR + 1.19%), 2.804%, 5/24/32 (k)		201,000	181,641
ING Groep NV
(United States SOFR Compounded Index + 1.26%), 4.803%, 3/23/32 (k)		400,000	397,395
Intesa Sanpaolo SpA
7.200%, 11/28/33 §		290,000	325,872
JPMorgan Chase & Co.
(SOFR + 1.33%), 6.070%, 10/22/27 (k)		400,000	401,959
(SOFR + 1.20%), 4.845%, 1/23/28 (k)		500,000	500,723
(SOFR + 1.89%), 2.182%, 6/1/28 (k)		400,000	391,778
(SOFR + 1.45%), 5.299%, 7/24/29 (k)		500,000	506,213
KBC Group NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.932%, 10/16/30 (k)§		295,000	295,342
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.462%, 1/5/28 (k)		241,000	242,185
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.60%), 4.241%, 2/10/30 (k)		400,000	394,723
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.976%, 8/11/33 (k)		300,000	298,425
Mitsubishi UFJ Financial Group, Inc.
(SOFR + 1.19%), 4.836%, 4/21/32 (k)		200,000	201,558
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.376%, 5/26/30 (k)		296,000	301,189
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.382%, 7/10/30 (k)		500,000	507,522
Morgan Stanley Bank NA
(SOFR + 1.08%), 4.789%, 1/14/28 (k)		500,000	501,556
(SOFR + 0.87%), 5.504%, 5/26/28 (k)		300,000	302,202
National Bank of Canada
(United States SOFR Compounded Index + 0.76%), 4.166%, 1/20/29 (k)		258,000	256,158
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.583%, 3/1/28 (k)		500,000	503,450
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 4.983%, 6/18/32 (k)		550,000	550,313
Nordea Kredit Realkreditaktieselskab
1.500%, 10/1/53	DKK	2	—
Norinchukin Bank (The)
5.094%, 10/16/29 §		$500,000	502,411
QNB Finance Ltd.
(SOFR + 1.05%), 4.693%, 4/27/29 (k)§		200,000	198,580
Royal Bank of Canada
(CAONREPO + 0.87%), 3.411%, 6/12/29 (k)	CAD	500,000	352,833
Santander Holdings USA, Inc.
(SOFR + 1.25%), 2.490%, 1/6/28 (k)		$350,000	346,033
(SOFR + 2.36%), 6.499%, 3/9/29 (k)		100,000	102,543
(SOFR + 2.70%), 6.565%, 6/12/29 (k)		4,000	4,120
(SOFR + 1.10%), 5.040%, 6/5/30 (k)		144,000	143,985
Santander UK Group Holdings plc
(SOFR + 2.60%), 6.534%, 1/10/29 (k)		400,000	410,390
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.519%, 1/19/28 (k)§		300,000	301,493
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.889%, 6/9/32 (k)§		300,000	270,259
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.691%, 1/10/34 (k)§		500,000	534,667
Standard Chartered plc
6.301%, 1/9/29 §		500,000	511,062
Sumitomo Mitsui Financial Group, Inc.
5.316%, 7/9/29 (x)		751,000	763,017
(SOFR + 1.05%), 4.934%, 7/7/32 (k)		400,000	399,116
(SOFR + 1.05%), 5.138%, 7/7/34 (k)		251,000	250,265

See Notes to Financial Statements.

1188

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Sumitomo Mitsui Trust Bank Ltd.
4.450%, 9/10/27§		$298,000	$297,959
5.500%, 3/9/28§		300,000	304,506
Swedbank AB
4.898%, 3/30/31 §		251,000	252,368
Toronto-Dominion Bank (The)
4.210%, 6/1/27	CAD	100,000	71,275
4.109%, 10/13/28		$300,000	296,972
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.50%), 5.146%, 9/10/34 (k)		104,000	103,854
Wells Fargo & Co.
(SOFR + 1.74%), 5.574%, 7/25/29 (k)		500,000	507,953
(SOFR + 1.79%), 6.303%, 10/23/29 (k)		100,000	103,358
(SOFR + 1.50%), 5.198%, 1/23/30 (k)		400,000	404,225
Westpac New Zealand Ltd.
4.127%, 1/29/29 (x)§		257,000	254,210

			27,501,115

Capital Markets (1.0%)
BGC Group, Inc.
6.150%, 4/2/30		400,000	408,584
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§		800,000	767,205
Citadel Finance LLC
5.150%, 2/14/31§		400,000	390,421
Citadel Securities Global Holdings LLC
5.125%, 1/27/32§		300,000	296,620
Deutsche Bank AG
(SOFR + 2.52%), 7.146%, 7/13/27 (k)		159,000	159,126
(SOFR + 3.04%), 3.547%, 9/18/31 (k)		400,000	377,064
Goldman Sachs Group, Inc. (The)
(CME Term SOFR 3 Month + 2.01%), 5.682%, 10/28/27 (k)		700,000	703,386
(SOFR + 1.32%), 4.937%, 4/23/28 (k)		148,000	148,435
(CDOR03 + 0.59%), 2.013%, 2/28/29 (k)	CAD	500,000	345,017
(SOFR + 1.27%), 5.727%, 4/25/30 (k)		$300,000	307,495
(SOFR + 1.26%), 2.650%, 10/21/32 (k)		11,000	9,786
Intercontinental Exchange, Inc.
3.950%, 12/1/28		200,000	197,380
4.200%, 3/15/31		100,000	97,881
Morgan Stanley
(SOFR + 1.73%), 5.123%, 2/1/29 (k)		400,000	402,025
(SOFR + 1.63%), 5.449%, 7/20/29 (k)		500,000	506,000
(SOFR + 0.80%), 4.238%, 1/9/30 (k)		33,000	32,551
(EURIBOR 3 Month + 1.04%), 3.790%, 3/21/30 (k)	EUR	400,000	462,945
(United States SOFR Compounded Index + 0.96%), 4.555%, 4/10/30 (k)		$20,000	19,877
(SOFR + 1.18%), 2.239%, 7/21/32 (k)		89,000	78,026
Series I
(SOFR + 0.91%), 4.133%, 10/18/29 (k)		117,000	115,350
Nasdaq, Inc.
5.350%, 6/28/28		188,000	190,531
Nomura Holdings, Inc.
(SOFR + 1.25%), 4.902%, 7/2/27 (k)		500,000	503,515
5.842%, 1/18/28		200,000	203,546
S&P Global, Inc.
4.250%, 5/1/29		71,000	70,448
Stifel Financial Corp.
4.000%, 5/15/30		900,000	870,902
UBS AG
(SOFR + 0.74%), 4.678%, 11/29/30 (k)		250,000	249,431
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.327%, 12/22/27 (k)§		300,000	302,505
(SOFR + 1.06%), 4.398%, 9/23/31 (k)§		280,000	274,296
(SOFR + 1.05%), 4.588%, 8/10/32 (k)§		500,000	490,657
(SOFR + 1.29%), 4.844%, 11/6/33 (k)§		400,000	392,655

			9,373,660

Consumer Finance (0.7%)
AerCap Ireland Capital DAC
2.450%, 10/29/26		700,000	695,704
AGFC Capital Trust I
(CME Term SOFR 3 Month + 2.01%), 5.685%, 1/15/67 (k)§		1,070,000	663,400
Ally Financial, Inc.
2.200%, 11/2/28		800,000	752,363
(United States SOFR Compounded Index + 1.96%), 5.737%, 5/15/29 (k)		35,000	35,489
(SOFR + 3.26%), 6.992%, 6/13/29 (k)		176,000	182,341
(United States SOFR Compounded Index + 1.73%), 5.543%, 1/17/31 (k)(x)		436,000	438,055
American Express Co.
(SOFR + 1.00%), 5.098%, 2/16/28 (k)		298,000	299,186
Avolon Holdings Funding Ltd.
5.750%, 3/1/29§		600,000	611,568
5.750%, 11/15/29§		100,000	102,193
Capital One Financial Corp.
(SOFR + 2.08%), 5.468%, 2/1/29 (k)		75,000	75,896

See Notes to Financial Statements.

1189

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
(SOFR + 2.86%), 6.377%, 6/8/34 (k)		$211,000	$223,190
Caterpillar Financial Services Corp.
4.450%, 10/16/26		300,000	300,344
Ford Motor Credit Co. LLC
5.420%, 4/9/31		500,000	496,180
6.125%, 3/8/34		299,000	301,416
General Motors Financial Co., Inc.
2.400%, 4/10/28		27,000	25,941
4.750%, 4/6/29		110,000	109,905
5.550%, 7/15/29		106,000	108,136
Stellantis Financial Services US Corp.
5.800%, 6/15/31§		300,000	296,614
Synchrony Financial
(SOFR + 1.68%), 5.450%, 3/6/31 (k)		91,000	90,974
Toyota Motor Credit Corp.
4.550%, 8/9/29		500,000	499,678

			6,308,573

Financial Services (0.3%)
Essent Group Ltd.
6.250%, 7/1/29		500,000	515,250
Fidelity National Information Services, Inc.
4.450%, 3/10/28		179,000	178,454
4.550%, 3/10/29		200,000	198,529
Fiserv, Inc.
3.500%, 7/1/29		409,000	392,624
Global Payments, Inc.
4.875%, 11/15/30		74,000	72,765
5.200%, 11/15/32		77,000	75,018
Jyske Realkredit A/S
Series CCE
1.500%, 10/1/53	DKK	1	—
National Rural Utilities Cooperative Finance Corp.
5.150%, 6/15/29		$200,000	203,248
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27 (k)§		400,000	402,284
(SOFR + 1.29%), 2.972%, 2/16/28 (k)§		385,000	381,159
(SOFR + 1.65%), 5.537%, 7/14/36 (k)§		274,000	276,104
NTT Finance Corp.
4.828%, 11/1/29§		200,000	199,892

			2,895,327

Insurance (0.5%)
Allianz SE
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.23%), 6.500%, 10/30/34 (k)(y)§		200,000	200,414
Athene Global Funding
5.349%, 7/9/27§		500,000	503,505
5.033%, 7/17/30§		360,000	356,713
5.322%, 11/13/31§		600,000	598,189
Corebridge Global Funding
5.900%, 9/19/28§		400,000	409,055
4.550%, 1/9/31§		200,000	196,903
Lincoln Financial Global Funding
4.200%, 1/12/29§		38,000	37,452
Marsh & McLennan Cos., Inc.
4.650%, 3/15/30		200,000	199,677
MassMutual Global Funding II
5.050%, 12/7/27§		500,000	504,610
MetLife Capital Trust IV
7.875%, 12/15/37§		192,000	209,520
New York Life Global Funding
4.050%, 2/2/29§		257,000	253,699
Pacific Life Global Funding II
4.500%, 8/28/29§		500,000	496,279
Pricoa Global Funding I
4.400%, 8/27/27§		500,000	500,089
Principal Life Global Funding II
5.100%, 1/25/29§		204,000	205,596
Swiss Re Finance Luxembourg SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.000%, 4/2/49 (k)(m)		200,000	199,168

			4,870,869

Total Financials			50,949,544

Health Care (0.3%)
Health Care Equipment & Supplies (0.0%)†
Baxter International, Inc.
4.900%, 12/15/30		200,000	198,298

Health Care Providers & Services (0.2%)
Centene Corp.
2.450%, 7/15/28		100,000	95,030
4.625%, 12/15/29		400,000	389,500
Cigna Group (The)
4.375%, 10/15/28		165,000	164,203
CVS Health Corp.
4.300%, 3/25/28		12,000	11,931
Ochsner LSU Health System of North Louisiana
Series 2021
2.510%, 5/15/31		240,000	205,732
Quest Diagnostics, Inc.
4.625%, 12/15/29		500,000	500,039
UnitedHealth Group, Inc.
4.250%, 1/15/29		600,000	596,840

			1,963,275

Pharmaceuticals (0.1%)
Bayer US Finance LLC
6.125%, 11/21/26§		200,000	201,157
Novartis Capital Corp.
3.900%, 11/5/28		280,000	277,318
Roche Holdings, Inc.
4.203%, 9/9/29§		298,000	295,896
Takeda US Financing, Inc.
5.200%, 7/7/35		275,000	274,439

			1,048,810

Total Health Care			3,210,383

Industrials (0.9%)
Aerospace & Defense (0.3%)
Boeing Co. (The)
6.298%, 5/1/29		100,000	104,082
5.150%, 5/1/30		700,000	708,527

See Notes to Financial Statements.

1190

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
General Electric Co.
4.900%, 1/29/36	$113,000	$112,822
HEICO Corp.
5.250%, 8/1/28	300,000	302,983
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28	800,000	757,206
Rolls-Royce plc
5.750%, 10/15/27§	500,000	506,273

		2,491,893

Air Freight & Logistics (0.0%)†
GXO Logistics, Inc.
6.250%, 5/6/29	400,000	413,255

Building Products (0.0%)†
Amrize Finance US LLC
4.950%, 4/7/30	300,000	302,191

Commercial Services & Supplies (0.1%)
Mobility Global, Inc.
5.050%, 6/15/29§	300,000	300,498
Republic Services, Inc.
4.750%, 7/15/30	283,000	284,767

		585,265

Electrical Equipment (0.0%)†
LG Energy Solution Ltd.
5.375%, 4/2/30§	282,000	283,977

Ground Transportation (0.1%)
ENA Master Trust
4.000%, 5/19/48§	203,683	163,449
ERAC USA Finance LLC
4.600%, 5/1/28§	90,000	90,061
4.500%, 10/30/29 §	158,000	157,113
Lima Metro Line 2 Finance Ltd.
4.350%, 4/5/36 §	147,130	139,957
Penske Truck Leasing Co. LP
5.350%, 3/30/29 §	500,000	506,258
Ryder System, Inc.
5.375%, 3/15/29	237,000	241,416

		1,298,254

Machinery (0.1%)
Daimler Truck Finance North America LLC
2.000%, 12/14/26§	800,000	790,892
Flowserve Corp.
2.800%, 1/15/32	202,000	179,139
Parker-Hannifin Corp.
3.250%, 6/14/29	121,000	116,679

		1,086,710

Passenger Airlines (0.0%)†
Southwest Airlines Co.
4.375%, 11/15/28	81,000	80,407

Professional Services (0.1%)
Equifax, Inc.
4.800%, 9/15/29	500,000	500,539

Trading Companies & Distributors (0.2%)
Aircastle Ltd.
6.500%, 7/18/28§	100,000	102,971
5.950%, 2/15/29§	64,000	65,553
Aviation Capital Group LLC
1.950%, 9/20/26§	62,000	61,655
4.750%, 4/14/27§	20,000	19,994
6.750%, 10/25/28§	500,000	518,926
5.375%, 7/15/29§	400,000	404,650
Sumisho Air Lease Corp.
4.850%, 3/24/31§	200,000	197,823
TTX Co.
5.500%, 9/25/26 §	300,000	300,582

		1,672,154

Total Industrials		8,714,645

Information Technology (0.6%)
Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.
5.150%, 8/21/29	500,000	504,610
CDW LLC
5.100%, 3/1/30	500,000	499,205

		1,003,815

IT Services (0.2%)
Beignet Investor LLC
6.581%, 5/30/49§	1,900,000	1,938,357
International Business Machines Corp.
4.900%, 7/27/52	264,000	224,079

		2,162,436

Semiconductors & Semiconductor Equipment (0.0%)†
Applied Materials, Inc.
4.000%, 1/15/31	281,000	274,450
Broadcom, Inc.
4.300%, 1/15/31	62,000	60,981

		335,431

Software (0.3%)
Oracle Corp.
4.500%, 5/6/28	200,000	198,653
4.550%, 2/4/29	200,000	197,256
4.200%, 9/27/29	500,000	486,382
4.650%, 5/6/30	200,000	196,292
5.200%, 9/26/35	16,000	14,975
4.375%, 5/15/55	51,000	34,120
5.950%, 9/26/55	45,000	38,393
6.125%, 8/3/65	193,000	161,863
Salesforce, Inc.
4.500%, 3/15/28	200,000	199,705
4.650%, 3/15/29	200,000	199,895
4.900%, 9/15/31	128,000	127,571
5.200%, 3/15/33	128,000	128,376
ServiceNow, Inc.
4.700%, 8/15/31	300,000	298,683

		2,282,164

Technology Hardware, Storage & Peripherals (0.0%)†
Apple, Inc.
4.100%, 8/8/62	202,000	154,466
Hewlett Packard Enterprise Co.
4.400%, 9/25/27	123,000	122,778

		277,244

Total Information Technology		6,061,090

See Notes to Financial Statements.

1191

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Materials (0.2%)
Chemicals (0.0%)†
Kraton Corp.
5.000%, 7/15/27 §		$500,000	$501,905

Containers & Packaging (0.1%)
WestRock MWV LLC
7.950%, 2/15/31		400,000	448,900
WRKCo., Inc.
4.000%, 3/15/28		280,000	277,317

			726,217

Metals & Mining (0.1%)
Freeport Indonesia PT
4.763%, 4/14/27 §		215,000	214,731
Glencore Funding LLC
5.338%, 4/4/27§		81,000	81,491
4.907%, 4/1/28§		102,000	102,349
5.186%, 4/1/30§		45,000	45,506
6.500%, 10/6/33§		67,000	72,234

			516,311

Total Materials			1,744,433

Real Estate (0.3%)
Diversified REITs (0.1%)
Equinix Europe 2 Financing Corp. LLC (REIT)
4.600%, 11/15/30		300,000	296,411
GLP Capital LP (REIT)
4.000%, 1/15/31		66,000	62,331
3.250%, 1/15/32		176,000	157,697
5.250%, 2/15/33		400,000	391,876
5.625%, 3/1/36		31,000	30,302

			938,617

Health Care REITs (0.1%)
Omega Healthcare Investors, Inc. (REIT)
3.375%, 2/1/31		700,000	650,020

Specialized REITs (0.1%)
American Tower Corp. (REIT)
3.650%, 3/15/27		80,000	79,532
5.800%, 11/15/28		700,000	717,320
2.100%, 6/15/30		54,000	48,848
EPR Properties (REIT)
3.600%, 11/15/31		800,000	733,022

			1,578,722

Total Real Estate			3,167,359

Utilities (1.4%)
Electric Utilities (0.9%)
Arizona Public Service Co.
2.200%, 12/15/31		400,000	348,452
Avangrid, Inc.
3.800%, 6/1/29		900,000	877,427
CenterPoint Energy Houston Electric LLC
Series AQ
4.950%, 8/15/35		80,000	79,140
Series AR
4.850%, 4/1/36		96,000	94,083
DTE Electric Co.
Series A
4.850%, 3/1/36		155,000	151,344
Series B
5.550%, 3/1/56		104,000	101,662
Duke Energy Carolinas NC Storm Funding LLC
Series A-2
2.617%, 7/1/43		154,000	123,458
Edison International
6.250%, 3/15/30		300,000	308,312
Emera US Finance LLC
4.500%, 4/1/29		200,000	198,757
Emera US Finance LP
2.639%, 6/15/31		300,000	269,385
ENEL Finance International NV
4.125%, 9/30/28§		279,000	275,500
Entergy Mississippi LLC
5.050%, 4/15/36		48,000	47,235
Evergy, Inc.
4.250%, 3/15/29		300,000	296,580
Eversource Energy
5.000%, 1/1/27		500,000	501,010
FirstEnergy Pennsylvania Electric Co.
4.550%, 3/15/31§		400,000	395,875
Florida Power & Light Co.
5.300%, 6/15/34		97,000	99,125
IPALCO Enterprises, Inc.
4.250%, 5/1/30		700,000	678,152
NextEra Energy Capital Holdings, Inc.
3.830%, 6/12/30	CAD	500,000	354,786
Niagara Mohawk Power Corp.
4.647%, 10/3/30§		$275,000	273,003
NRG Energy, Inc.
4.734%, 10/15/30§		51,000	50,254
Pacific Gas and Electric Co.
5.550%, 5/15/29		200,000	203,915
5.050%, 10/15/32		400,000	397,292
6.400%, 6/15/33		100,000	105,752
PacifiCorp
4.250%, 3/15/29		3,000	2,963
5.800%, 4/15/36		200,000	205,017
Public Service Co. of Colorado
5.150%, 9/15/35 (x)		277,000	275,215
Public Service Electric & Gas Co.
Series R
4.200%, 1/1/31		258,000	253,273
Southern California Edison Co.
5.150%, 6/1/29		600,000	606,959
Series C
4.125%, 3/1/48		100,000	75,654
Swepco Storm Recovery Funding LLC
4.880%, 9/1/39		377,013	375,702
Virginia Electric and Power Co.
Series C
4.900%, 9/15/35		237,000	232,375
Vistra Operations Co. LLC
5.050%, 12/30/26 §		6,000	6,011
4.300%, 10/15/28 §		6,000	5,919
4.550%, 10/30/28 §		200,000	198,416
5.000%, 4/30/31 §		100,000	99,183
6.950%, 10/15/33 §		232,000	252,479

			8,819,665

See Notes to Financial Statements.

1192

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Gas Utilities (0.1%)
National Fuel Gas Co.
2.950%, 3/1/31		$700,000	$640,459

Independent Power and Renewable Electricity Producers (0.0%)†
Alexander Funding Trust II
7.467%, 7/31/28 §		121,000	126,385
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250%, 1/31/41§		238,712	241,846

			368,231

Multi-Utilities (0.4%)
Abu Dhabi National Energy Co. PJSC
4.375%, 10/9/31§		500,000	486,810
Ameren Corp.
5.000%, 1/15/29		500,000	504,059
Berkshire Hathaway Energy Co.
6.125%, 4/1/36		229,000	244,333
Black Hills Corp.
4.550%, 1/31/31		400,000	393,669
DTE Energy Co.
5.100%, 3/1/29		500,000	505,513
National Grid plc
5.602%, 6/12/28		300,000	305,652
Public Service Enterprise Group, Inc.
5.200%, 4/1/29		500,000	506,291
Sempra
(United States SOFR Compounded Index + 0.67%), 4.298%, 1/7/28 (k)		400,000	401,659
WEC Energy Group, Inc.
1.375%, 10/15/27		600,000	577,074

			3,925,060

Total Utilities			13,753,415

Total Corporate Bonds			114,824,998

Foreign Government Securities (1.4%)
Baiterek National Investment Holding JSC
5.450%, 5/8/28 §		200,000	201,598
Buoni Poliennali del Tesoro
2.850%, 2/1/31 (m)	EUR	200,000	227,222
Canada Government Bond
3.250%, 12/1/34	CAD	344,000	242,267
Commonwealth of Australia
2.750%, 6/21/35 (m)	AUD	800,000	475,716
Federative Republic of Brazil
4.000%, 4/23/30	EUR	200,000	228,806
6.125%, 3/15/34		$500,000	503,100
Japan Government Bond
2.000%, 12/20/44	JPY	100,000,000	487,185
2.700%, 9/20/45		4,400,000	23,755
2.100%, 9/20/54		5,600,000	23,731
2.300%, 12/20/54		82,400,000	366,186
2.400%, 3/20/55		13,000,000	59,168
2.800%, 6/20/55		40,000,000	198,770
3.200%, 9/20/55		71,000,000	382,878
3.700%, 3/20/56	JPY	34,300,000	203,612
Japan International Cooperation Agency
2.750%, 4/27/27		$900,000	889,624
Kingdom of Saudi Arabia
4.125%, 1/12/29§		200,000	196,782
4.750%, 1/16/30§		500,000	498,750
5.000%, 1/18/53§		500,000	430,930
KSA Sukuk Ltd.
5.250%, 6/4/27§		200,000	201,038
New South Wales Treasury Corp.
1.750%, 3/20/34 (m)	AUD	400,000	218,596
4.750%, 2/20/37 (m)		100,000	65,516
Queensland Treasury Corp.
4.500%, 8/22/35 (m)		100,000	65,350
Republic of Colombia
5.375%, 1/21/29		$200,000	199,550
6.500%, 1/21/33 (x)		200,000	203,218
Republic of Peru
6.950%, 8/12/31 (m)	PEN	1,041,000	345,803
6.150%, 8/12/32§		2,300,000	727,290
Republic of South Africa
7.100%, 11/19/36§		$400,000	430,272
Romania Government Bond
5.750%, 9/16/30§		256,000	257,242
2.000%, 4/14/33 (m)	EUR	800,000	751,072
State of Israel Government Bond
5.500%, 3/12/34		$500,000	508,205
State of Kuwait
4.016%, 10/9/28§		200,000	196,894
4.804%, 4/20/33§		200,000	199,314
State of Qatar
5.103%, 4/23/48§		800,000	765,436
Treasury Corp. of Victoria
2.250%, 9/15/33 (m)	AUD	200,000	114,890
2.000%, 11/20/37		100,000	48,827
U.K. Treasury Bonds
4.375%, 7/31/54 (m)	GBP	955,000	1,064,217
United Arab Emirates Government Bond
4.625%, 4/20/33§		$200,000	198,492
5.000%, 4/30/34§		200,000	202,850
United Mexican States
5.375%, 3/22/33		281,000	275,099
5.625%, 2/9/34		200,000	196,500
6.875%, 5/13/37		400,000	419,800
Total Foreign Government Securities			13,295,551

Loan Participation (0.0%)†
Communication Services (0.0%)†
Media (0.0%)†
Discovery Global Holdings, Inc., 1st Lien Initial Term Loan
(CME Term SOFR 12 Month + 2.50%), 6.241%, 6/3/33 (k)		200,000	199,982

Total Communication Services			199,982

Total Loan Participation			199,982

Mortgage-Backed Securities (9.0%)
FHLMC
4.170%, 4/1/28		299,353	298,958
6.235%, 11/1/31 (l)		565	577

See Notes to Financial Statements.

1193

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 1/1/35	$15,137	$15,443
5.500%, 7/1/35	10,206	10,397
4.000%, 7/1/44	109,907	106,154
5.000%, 11/1/48	63,085	63,166
FHLMC UMBS
3.500%, 9/1/49	215,441	198,704
3.500%, 10/1/49	207,681	191,310
3.500%, 11/1/49	77,545	71,448
2.000%, 6/1/51	166,284	134,358
2.000%, 3/1/52	856,843	695,544
3.000%, 3/1/52	550,683	487,511
2.500%, 4/1/52	971,821	828,185
3.000%, 5/1/52	593,914	521,329
5.000%, 6/1/52	86,126	85,282
4.500%, 1/1/53	49,987	48,368
5.000%, 5/1/53	333,046	330,097
5.000%, 6/1/53	616,507	611,048
4.500%, 10/1/53	816,893	789,403
5.500%, 11/1/53	145,564	146,944
4.500%, 2/1/54	3,321,482	3,201,145
FNMA
5.918%, 1/1/28 (l)	410	412
4.010%, 3/1/33 (l)	3,691	3,637
6.155%, 1/1/36 (l)	10,817	11,144
5.710%, 2/1/37 (l)	35,250	36,166
5.973%, 12/1/40 (l)	363	368
FNMA UMBS
2.500%, 5/1/30	1,756	1,711
2.500%, 8/1/31	99,728	95,940
2.500%, 11/1/31	147,357	141,534
2.500%, 12/1/31	62,980	60,412
2.500%, 1/1/32	157,537	151,746
2.500%, 2/1/32	6,628	6,333
5.500%, 4/1/33	12,588	12,786
5.500%, 7/1/33	12,076	12,266
5.500%, 4/1/34	6,985	7,102
5.500%, 5/1/34	4,850	4,932
5.500%, 11/1/34	20,829	21,202
5.500%, 2/1/35	75,448	76,776
4.500%, 8/1/35	3,672	3,646
5.000%, 10/1/35	6,124	6,152
5.000%, 7/1/36	6,477	6,507
5.000%, 12/1/39	19,269	19,363
4.000%, 12/1/40	66,090	63,868
4.500%, 3/1/41	10,784	10,658
4.500%, 7/1/41	925	916
3.500%, 2/1/42	42,195	39,733
3.500%, 11/1/42	74,756	70,217
3.500%, 1/1/43	80,241	75,329
3.500%, 4/1/43	23,657	22,231
4.000%, 10/1/43	257,266	247,293
3.000%, 5/1/45	24,340	21,937
4.500%, 9/1/48	85,606	83,762
3.000%, 4/1/51	1,528,173	1,337,109
2.000%, 7/1/51	913,123	737,804
2.000%, 12/1/51	1,290,764	1,040,116
2.500%, 1/1/52	272,423	232,390
3.000%, 2/1/52	657,943	582,467
2.500%, 3/1/52	597,801	509,393
3.000%, 3/1/52	818,654	724,742
3.500%, 3/1/52	175,392	159,628
2.500%, 4/1/52	589,763	502,338
2.500%, 5/1/52	819,329	697,940
4.500%, 3/1/53	51,292	49,598
5.000%, 4/1/53	645,396	639,681
4.500%, 5/1/53	388,429	376,423
5.000%, 5/1/53	446,568	442,614
5.000%, 6/1/53	382,941	379,550
4.500%, 1/1/54	1,576,797	1,522,750
5.500%, 3/1/54	144,692	145,846
FNMA/FHLMC UMBS, 30 Year, Single Family
2.000%, 7/25/56 TBA	2,016,728	1,612,752
3.000%, 7/25/56 TBA	221,482	193,520
4.000%, 7/25/56 TBA	11,277,000	10,554,567
5.000%, 7/25/56 TBA	10,600,000	10,429,406
5.500%, 7/25/56 TBA	1,359,310	1,365,045
6.000%, 7/25/56 TBA	371,702	379,949
3.000%, 8/25/56 TBA	12,800,000	11,179,000
3.500%, 8/25/56 TBA	9,100,000	8,268,204
4.500%, 8/25/56 TBA	100,000	95,922
5.500%, 8/25/56 TBA	11,800,000	11,833,187
6.000%, 8/25/56 TBA	1,100,000	1,120,840
GNMA
5.375%, 7/20/27 (l)	64	64
3.000%, 5/15/43	95,318	86,880
3.000%, 7/15/45	79,273	71,341
3.000%, 5/20/46	97,019	87,797
3.500%, 10/15/49	59,844	54,467
3.500%, 1/15/50	14,169	12,882
3.500%, 2/15/50	124,248	112,967
5.500%, 4/20/53	459,702	466,825
6.000%, 8/20/55	1,419,242	1,450,225
3.500%, 2/20/56	993,704	893,859
3.500%, 5/20/56	199,608	179,552
2.500%, 7/15/56 TBA	1,767,655	1,511,483
4.500%, 7/15/56 TBA	1,002,723	964,259
5.000%, 7/15/56 TBA	1,875,000	1,850,537
5.500%, 7/15/56 TBA	496,000	498,790
6.000%, 7/15/56 TBA	1,169,544	1,193,757

Total Mortgage-Backed Securities		86,699,916

Municipal Bonds (0.2%)
Louisiana Local Government Environmental Facilities & Community Development Authority Systems, Series 2023
5.198%, 12/1/39	500,000	502,936
Sales Tax Securitization Corp.
3.007%, 1/1/33	800,000	721,098
State Board of Administration Finance Corp.
1.705%, 7/1/27	288,000	280,984
Texas Natural Gas Securitization Finance Corp., Revenue Bonds, Series 2023
5.169%, 4/1/41	400,000	403,141
University of California
3.071%, 5/15/51	335,000	231,520

Total Municipal Bonds		2,139,679

U.S. Government Agency Securities (39.5%)
FFCB
4.625%, 7/17/26	3,010,000	3,010,977
4.500%, 5/20/27	30,063,000	30,160,870
4.750%, 4/30/29	5,957,000	6,047,322

See Notes to Financial Statements.

1194

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
FHLB
4.625%, 11/17/26	$500,000	$501,222
4.125%, 1/15/27	12,530,000	12,536,472
3.500%, 10/4/27	25,510,000	25,309,848
4.000%, 6/30/28	615,000	613,112
3.250%, 11/16/28	12,910,000	12,666,986
4.750%, 12/8/28	25,290,000	25,604,883
FHLMC
0.800%, 10/28/26	3,000,000	2,969,904
6.750%, 9/15/29	39,000,000	41,932,605
6.750%, 3/15/31	2,510,000	2,778,147
6.250%, 7/15/32	47,700,000	52,695,125
FNMA
1.875%, 9/24/26	7,670,000	7,632,494
6.250%, 5/15/29	25,664,000	27,096,916
7.250%, 5/15/30	10,000,000	11,069,614
0.875%, 8/5/30	30,000,000	26,247,663
6.625%, 11/15/30	40,681,000	44,567,142
Tennessee Valley Authority
3.875%, 3/15/28	20,000,000	19,927,888
7.125%, 5/1/30	13,000,000	14,317,390
1.500%, 9/15/31	6,700,000	5,836,700
Series B
4.700%, 7/15/33	7,658,000	7,801,838

Total U.S. Government Agency Securities		381,325,118

U.S. Treasury Obligations (40.6%)
U.S. Treasury Bonds
4.250%, 5/15/39	200,000	193,625
4.375%, 11/15/39	200,000	194,750
4.625%, 2/15/40	200,000	199,436
1.375%, 11/15/40	7,700,000	4,995,120
1.875%, 2/15/41	2,100,000	1,462,047
1.750%, 8/15/41	463,600	311,754
3.750%, 8/15/41	94,000	83,828
2.000%, 11/15/41	422,500	293,597
2.375%, 2/15/42	238,900	174,873
3.000%, 5/15/42	1,010,500	806,823
3.250%, 5/15/42	2,570,500	2,123,825
3.375%, 8/15/42	1,775,000	1,486,178
4.000%, 11/15/42	1,320,400	1,195,747
3.875%, 2/15/43	274,500	244,111
3.875%, 5/15/43	735,000	652,021
3.625%, 8/15/43	363,600	310,878
4.375%, 8/15/43	2,669,100	2,519,130
3.750%, 11/15/43	421,000	365,237
4.750%, 11/15/43	1,008,700	995,888
3.625%, 2/15/44	1,055,000	897,404
4.500%, 2/15/44	353,600	338,022
3.375%, 5/15/44	500,000	409,219
4.625%, 5/15/44	991,200	961,263
3.125%, 8/15/44	3,877,600	3,046,362
3.000%, 11/15/44	483,700	371,383
2.875%, 8/15/45	2,700,000	2,011,802
4.875%, 8/15/45 (z)	2,208,000	2,199,725
3.000%, 5/15/47	1,800,000	1,342,112
2.750%, 8/15/47	100,000	71,031
3.000%, 2/15/48	800,000	591,536
3.000%, 8/15/48	200,000	147,148
3.375%, 11/15/48	400,000	314,124
3.000%, 2/15/49	300,000	219,659
2.875%, 5/15/49	200,000	142,691
2.250%, 8/15/49	2,000,000	1,250,064
2.375%, 11/15/49	400,000	256,002
2.000%, 2/15/50	1,100,000	644,261
1.375%, 8/15/50	300,000	147,964
1.625%, 11/15/50	1,300,000	683,273
1.875%, 2/15/51	3,191,500	1,783,148
2.375%, 5/15/51	1,230,000	773,009
2.000%, 8/15/51	1,865,700	1,068,080
1.875%, 11/15/51	625,000	345,368
2.875%, 5/15/52	571,800	397,539
3.625%, 5/15/53	291,200	233,828
4.125%, 8/15/53	558,200	489,901
4.250%, 2/15/54	804,100	720,885
4.500%, 11/15/54	214,100	200,228
4.625%, 11/15/55	375,000	358,390
U.S. Treasury Inflation Linked Bonds
0.750%, 2/15/45 TIPS	565,684	404,326
1.000%, 2/15/46 TIPS	140,548	103,860
0.875%, 2/15/47 TIPS	137,958	97,698
1.000%, 2/15/49 TIPS	132,342	93,599
0.250%, 2/15/50 TIPS	388,596	220,736
0.125%, 2/15/51 TIPS	1,279,120	682,529
1.500%, 2/15/53 TIPS	224,064	171,570
2.125%, 2/15/54 TIPS	449,231	395,590
2.375%, 2/15/55 TIPS	211,074	195,891
U.S. Treasury Inflation Linked Notes
1.375%, 7/15/33 TIPS	1,589,720	1,528,493
U.S. Treasury Notes
3.875%, 11/30/27	1,767,800	1,761,167
3.875%, 12/31/27	1,473,800	1,467,806
3.750%, 4/30/28 (z)	8,475,000	8,416,201
4.125%, 6/30/28 (z)	30,923,900	30,915,455
1.000%, 7/31/28	5,146,600	4,826,464
4.625%, 9/30/28	3,202,000	3,233,768
4.875%, 10/31/28	3,557,600	3,613,250
4.375%, 11/30/28	465,400	467,667
3.750%, 12/31/28	15,105,100	14,958,899
4.000%, 1/31/29	7,988,300	7,956,713
4.250%, 2/28/29	40,061,400	40,155,256
4.625%, 4/30/29	1,323,000	1,339,387
3.875%, 5/15/29	32,082,000	31,848,636
4.500%, 5/31/29	6,357,400	6,416,870
2.625%, 7/31/29	4,663,800	4,459,770
4.000%, 7/31/29	6,959,300	6,929,444
0.625%, 5/15/30	27,410,000	23,961,789
4.000%, 5/31/30	6,800,000	6,758,221
4.125%, 6/30/31	7,523,700	7,502,497
4.250%, 6/30/31	4,461,900	4,472,232
3.875%, 8/31/32	360,000	352,622
4.000%, 1/31/33	6,508,500	6,405,307
3.375%, 5/15/33	32,042,100	30,300,243
4.500%, 11/15/33	25,539,800	25,829,312
4.000%, 2/15/34	23,190,300	22,691,231
4.375%, 5/15/34	11,030,700	11,054,045
3.875%, 8/15/34	3,990,900	3,860,573
4.250%, 11/15/34	7,003,400	6,945,013
4.625%, 2/15/35	5,965,000	6,070,319
4.250%, 5/15/35	1,166,900	1,155,231
4.000%, 11/15/35 (z)	15,435,000	14,957,480
4.125%, 2/15/36	5,109,500	4,994,536

See Notes to Financial Statements.

1195

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
U.S. Treasury STRIPS Bonds
0.000%, 8/15/40 STRIPS		$300,000	$151,080
0.000%, 5/15/41 STRIPS		100,000	48,133
0.000%, 8/15/41 STRIPS		200,000	94,844

Total U.S. Treasury Obligations			391,290,042

Total Long-Term Debt Securities (107.1%)
(Cost $1,054,291,492)			1,033,325,556

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (0.0%)†
Federative Republic of Brazil
0.00%, 10/1/26 (p)	BRL	1,900,000	355,939

	Number of Shares		Value (Note 1)
Investment Companies (0.1%)
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)		200,000	200,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)		735,564	735,564
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)		34,109	34,109

Total Investment Companies			969,673

	Principal Amount		Value (Note 1)
U.S. Treasury Obligations (1.0%)
U.S. Treasury Bills
3.22%, 7/9/26 (p)		$4,783,100	4,779,250
3.51%, 8/4/26 (p)		4,795,800	4,779,494

Total U.S. Treasury Obligations			9,558,744

Total Short-Term Investments (1.1%) (Cost $10,880,404)			10,884,356

Total Investments in Securities (108.2%) (Cost $1,065,171,896)			1,044,209,912
Other Assets Less Liabilities (-8.2%)			(79,188,396)

Net Assets (100%)			$965,021,516

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2026, the market value of these securities amounted to $78,389,355 or 8.1% of net assets.

(e)	Step Bond—Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2026. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2026.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2026.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the market value or fair value, as applicable, of these securities amounted to $4,726,744 or 0.5% of net assets.

(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2026.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2026.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $948,785. This was collateralized by cash of $969,673 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ARM	—	Adjustable Rate Mortgage
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CME	—	Chicago Mercantile Exchange
CLO	—	Collateralized Loan Obligation
DKK	—	Denmark Krone
EUR	—	European Currency Unit
EURIBOR	—	Euro Interbank Offered Rate
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
IO	—	Interest Only
JPY	—	Japanese Yen
KRW	—	Korean (South) Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
OAT	—	Obligations Assimilables du Trésor
PEN	—	Peruvian Sol
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STACR	—	Structured Agency Credit Risk

See Notes to Financial Statements.

1196

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	—	To Be Announced; Security is subject to delayed delivery
TIPS	—	Treasury Inflation Protected Security
TWD	—	New Taiwan Dollar
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	45	9/2026	AUD	3,421,447	46,886
Canada 10 Year Bond	2	9/2026	CAD	170,788	1,649
Euro-Bund	4	9/2026	EUR	581,995	4,460
Euro-OAT	22	9/2026	EUR	3,015,961	9,541
Long Gilt	17	9/2026	GBP	2,011,654	37,252
U.S. Treasury 5 Year Note	290	9/2026	USD	31,043,594	69,722
U.S. Treasury 10 Year Note	105	9/2026	USD	11,538,516	70,069
U.S. Treasury Ultra Bond	28	9/2026	USD	3,252,375	61,901

					301,480

Short Contracts
Euro-BTP	(4)	9/2026	EUR	(545,477)	(3,768)
U.S. Treasury 2 Year Note	(37)	9/2026	USD	(7,626,914)	8,447
U.S. Treasury 10 Year Ultra Note	(139)	9/2026	USD	(15,633,156)	(119,952)
U.S. Treasury Long Bond	(44)	9/2026	USD	(4,994,000)	(138,936)
U.S. Treasury Ultra Bond	(13)	9/2026	USD	(1,510,031)	(49,886)

					(304,095)

					(2,615)

Forward Foreign Currency Contracts outstanding as of June 30, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	1,816,788	USD	1,276,731	Goldman Sachs Bank USA	7/2/2026	4,276
GBP	153,000	USD	201,426	JPMorgan Chase Bank	7/2/2026	1,521
USD	202,743	AUD	282,185	Barclays Bank plc	7/2/2026	7,372
USD	855,345	AUD	1,199,815	JPMorgan Chase Bank	7/2/2026	24,653
USD	382,454	BRL	1,940,506	Goldman Sachs Bank USA**	7/2/2026	6,554
USD	1,352,924	CAD	1,867,546	Barclays Bank plc	7/2/2026	36,128
USD	132,206	DKK	847,014	JPMorgan Chase Bank	7/2/2026	2,726
USD	4,193,003	EUR	3,595,279	Bank of America	7/2/2026	85,037
USD	3,094,630	GBP	2,306,114	JPMorgan Chase Bank	7/2/2026	35,685
USD	1,292,761	JPY	205,630,442	Bank of America	7/2/2026	28,082
USD	539,825	JPY	85,757,737	Goldman Sachs Bank USA	7/2/2026	12,393
USD	55,938	AUD	78,195	JPMorgan Chase Bank	7/9/2026	1,806
USD	289,336	MYR	1,175,126	Barclays Bank plc**	7/15/2026	1,058
USD	1,802,698	JPY	290,642,222	Barclays Bank plc	8/4/2026	10,242
USD	292,892	TWD	9,271,506	JPMorgan Chase Bank**	9/16/2026	532
USD	565,657	MXN	9,901,000	Bank of America	9/17/2026	3,138
USD	80,000	MXN	1,406,979	Goldman Sachs Bank USA	9/17/2026	63
USD	642,952	BRL	3,381,479	JPMorgan Chase Bank**	10/2/2026	2,321

Total unrealized appreciation						263,587

See Notes to Financial Statements.

1197

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	3,308,633	USD	642,952	JPMorgan Chase Bank**	7/2/2026	(2,030)
JPY	291,406,206	USD	1,802,698	Barclays Bank plc	7/2/2026	(10,477)
USD	187,000	BRL	975,555	Bank of America**	7/2/2026	(1,977)
USD	74,000	BRL	384,985	Goldman Sachs Bank USA**	7/2/2026	(576)
KRW	456,219,258	USD	299,577	Bank of America**	7/15/2026	(5,041)
BRL	3,399,623	USD	666,043	Goldman Sachs Bank USA**	8/4/2026	(12,863)
USD	1,312,418	CAD	1,864,819	Goldman Sachs Bank USA	8/4/2026	(4,500)
USD	129,069	DKK	845,513	JPMorgan Chase Bank	8/4/2026	(420)
USD	4,099,805	EUR	3,595,279	Barclays Bank plc	8/4/2026	(14,019)
USD	2,849,145	GBP	2,153,114	JPMorgan Chase Bank	8/4/2026	(6,791)
BRL	382,923	USD	74,393	Goldman Sachs Bank USA**	9/2/2026	(1,342)
MXN	16,378,020	USD	942,690	JPMorgan Chase Bank	9/17/2026	(12,183)
USD	150,047	MXN	2,642,000	Goldman Sachs Bank USA	9/17/2026	(56)
USD	347,667	BRL	1,900,000	Bank of America**	10/2/2026	(12,294)
USD	1,011,670	PEN	3,512,315	Deutsche Bank AG**	11/12/2026	(10,632)

Total unrealized depreciation						(95,201)

Net unrealized appreciation						168,386

**	Non-deliverable forward.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$18,945,186	$—	$18,945,186
Collateralized Mortgage Obligations	—	17,488,602	—	17,488,602
Commercial Mortgage-Backed Securities	—	7,116,482	—	7,116,482
Corporate Bonds
Communication Services	—	5,736,589	—	5,736,589
Consumer Discretionary	—	9,638,397	—	9,638,397
Consumer Staples	—	3,423,450	—	3,423,450
Energy	—	8,425,693	—	8,425,693
Financials	—	50,949,544	—	50,949,544
Health Care	—	3,210,383	—	3,210,383
Industrials	—	8,714,645	—	8,714,645
Information Technology	—	6,061,090	—	6,061,090
Materials	—	1,744,433	—	1,744,433
Real Estate	—	3,167,359	—	3,167,359
Utilities	—	13,753,415	—	13,753,415
Foreign Government Securities	—	13,295,551	—	13,295,551
Forward Currency Contracts	—	263,587	—	263,587
Futures	309,927	—	—	309,927
Loan Participations
Communication Services	—	199,982	—	199,982

See Notes to Financial Statements.

1198

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Mortgage-Backed Securities	$—	$86,699,916	$—	$86,699,916
Municipal Bonds	—	2,139,679	—	2,139,679
Short-Term Investments
Foreign Government Treasury Bills	—	355,939	—	355,939
Investment Companies	969,673	—	—	969,673
U.S. Treasury Obligations	—	9,558,744	—	9,558,744
U.S. Government Agency Securities	—	381,325,118	—	381,325,118
U.S. Treasury Obligations	—	391,290,042	—	391,290,042

Total Assets	$1,279,600	$1,043,503,826	$—	$1,044,783,426

Liabilities:
Forward Currency Contracts	$—	$(95,201)	$—	$(95,201)
Futures	(312,542)	—	—	(312,542)

Total Liabilities	$(312,542)	$(95,201)	$—	$(407,743)

Total	$967,058	$1,043,408,625	$—	$1,044,375,683

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$309,927	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	263,587

Total		$573,514

	Liability Derivatives
Interest rate contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(312,542	)*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(95,201)

Total		$(407,743)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(329,586)	$—	$(329,586)
Foreign exchange contracts	—	145,864	145,864

Total	$(329,586)	$145,864	$(183,722)

See Notes to Financial Statements.

1199

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$70,866	$—	$70,866
Foreign exchange contracts	—	286,407	286,407

Total	$70,866	$286,407	$357,273

^	The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$48,644,000
Average notional value of contracts — short	28,355,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$6,254,000
Average settlement value sold — in USD	18,644,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2026:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$116,257	$(19,312)	$—	$96,945
Barclays Bank plc	54,800	(24,496)	—	30,304
Goldman Sachs Bank USA	23,286	(19,337)	—	3,949
JPMorgan Chase Bank	69,244	(21,424)	—	47,820

Total	$263,587	$(84,569)	$—	$179,018

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$19,312	$(19,312)	$—	$—
Barclays Bank plc	24,496	(24,496)	—	—
Deutsche Bank AG	10,632	—	—	10,632
Goldman Sachs Bank USA	19,337	(19,337)	—	—
JPMorgan Chase Bank	21,424	(21,424)	—	—

Total	$95,201	$(84,569)	$—	$10,632

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BofA Securities, Inc.	3.84%	6/30/2026	7/1/2026	(2,212,140)	$(2,212,083)
BofA Securities, Inc.	3.84	6/30/2026	7/1/2026	(4,618,262)	(4,618,241)
BNP Paribas	3.92	6/16/2026	7/7/2026	(3,475,688)	(3,475,060)
BNP Paribas	3.80	6/24/2026	7/1/2026	(6,749,797)	(6,749,962)
BNP Paribas	3.75	7/1/2026	7/8/2026	(2,195,925)	(2,195,474)
BNP Paribas	3.75	7/1/2026	7/8/2026	(4,598,594)	(4,598,350)

See Notes to Financial Statements.

1200

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BNP Paribas	3.83%	6/30/2026	7/1/2026	(1,663,746)	$(1,663,754)
BNP Paribas	3.75	7/1/2026	7/8/2026	(8,415,741)	(8,415,871)
BNP Paribas	3.83	6/30/2026	7/1/2026	(12,100,000)	(12,099,931)
BNP Paribas	3.75	7/1/2026	7/8/2026	(12,599,016)	(12,598,317)

					$(58,627,043)

(1)	The average amount of borrowings while outstanding for 181 days during the six months ended June 30, 2026, was approximately$12,898,000 at a weighted average interest rate of 3.73%.
(2)	Payable for sale-buyback transactions includes $(1,866) of deferred price drop on sale-buyback transactions.

	June 30, 2026
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$(4,407,557)	$—	$—	$(4,407,557)
U.S. Treasury Notes	—	(54,219,486)	—	—	$(54,219,486)

Total Borrowings	$—	$(58,627,043)	$—	$—	$(58,627,043)

Gross amount of recognized liabilities for sale-buybacks					$(58,627,043)

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of June 30, 2026:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
BofA Securities, Inc.	$(6,830,324)	$6,802,772	$—	$(27,552)
BNP Paribas	(51,796,719)	51,817,053	—	20,334

	$(58,627,043)	$58,619,825	$—	$(7,218)

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$499,249,921
Long-term U.S. government debt securities	417,039,432

$916,289,353

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$557,017,433
Long-term U.S. government debt securities	375,645,549

$932,662,982

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(26,967,526)

Net unrealized depreciation	$(26,967,526)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,071,343,209

See Notes to Financial Statements.

1201

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $1,065,171,896)	$1,044,209,912
Cash	6,226,656
Foreign cash (Cost $414,374)	412,213
Cash held as collateral at broker for futures	671,000
Receivable for securities sold	50,449,359
Receivable for forward settling transactions	32,394,879
Dividends, interest and other receivables	9,162,649
Due from broker for futures variation margin	708,738
Unrealized appreciation on forward foreign currency contracts	263,587
Receivable for Portfolio shares sold	60,874
Securities lending income receivable	233
Other assets	9,823

Total assets	1,144,569,923

LIABILITIES
Payable for forward settling transactions	95,116,715
Payable for sale-buyback financing transactions	58,627,043
Payable for securities purchased	23,367,000
Payable for return of collateral on securities loaned	969,673
Payable for Portfolio shares repurchased	384,037
Investment management fees payable	298,637
Payable for return of cash collateral on forward settling transactions	255,000
Distribution fees payable – Class IB	109,062
Administrative fees payable	98,932
Unrealized depreciation on forward foreign currency contracts	95,201
Distribution fees payable – Class IA	14,125
Accrued expenses	212,982

Total liabilities	179,548,407

Commitments and contingent liabilities^
NET ASSETS	$965,021,516

Net assets were comprised of:
Paid in capital	$1,083,427,593
Total distributable earnings (loss)	(118,406,077)

Net assets	$965,021,516

Class IA
Net asset value, offering and redemption price per share, $68,831,528 / 8,791,463 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.83

Class IB
Net asset value, offering and redemption price per share, $531,400,366 / 68,197,584 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.79

Class K
Net asset value, offering and redemption price per share, $364,789,622 / 46,537,955 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.84

(x)	Includes value of securities on loan of $948,785.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest (net of $86 foreign withholding tax)	$20,402,833
Dividends	1,350
Securities lending (net)	845

Total income	20,405,028

EXPENSES
Investment management fees	1,911,218
Distribution fees – Class IB	671,035
Administrative fees	601,692
Interest expense	267,164
Custodian fees	103,351
Distribution fees – Class IA	86,999
Professional fees	53,379
Printing and mailing expenses	30,558
Trustees’ fees	15,279
Miscellaneous	33,566

Gross expenses	3,774,241
Less: Waiver from investment manager	(31,600)
Voluntary waiver from investment manager	(58,793)

Net expenses	3,683,848

NET INVESTMENT INCOME (LOSS)	16,721,180

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(128,160)
Futures contracts	(329,586)
Forward foreign currency contracts	145,864
Foreign currency transactions	(70,042)

Net realized gain (loss)	(381,924)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(14,348,577)
Futures contracts	70,866
Forward foreign currency contracts	286,407
Foreign currency translations	12,020

Net change in unrealized appreciation (depreciation)	(13,979,284)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(14,361,208)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,359,972

See Notes to Financial Statements.

1202

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EQ/QUALITY BOND PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,721,180	$35,842,870
Net realized gain (loss)	(381,924)	1,814,192
Net change in unrealized appreciation (depreciation)	(13,979,284)	28,911,969

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,359,972	66,569,031

Distributions to shareholders:
Class IA	—	(2,547,149)
Class IB	—	(19,154,285)
Class K	—	(13,366,070)

Total distributions to shareholders	—	(35,067,504)

Tax return of capital:
Class IA	—	(15,711)
Class IB	—	(118,141)
Class K	—	(82,440)

Total tax return of capital	—	(216,292)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 290,376 and 2,523,372 shares, respectively ]	2,262,726	19,892,883
Capital shares issued in reinvestment of dividends [ 0 and 329,185 shares, respectively ]	—	2,562,860
Capital shares repurchased [ (921,273) and (11,127,043) shares, respectively ]	(7,211,025)	(89,437,139)

Total Class IA transactions	(4,948,299)	(66,981,396)

Class IB
Capital shares sold [ 2,431,040 and 4,565,622 shares, respectively ]	18,926,129	35,758,566
Capital shares issued in reinvestment of dividends [ 0 and 2,485,855 shares, respectively ]	—	19,272,426
Capital shares repurchased [ (5,466,871) and (13,425,715) shares, respectively ]	(42,538,159)	(104,865,165)

Total Class IB transactions	(23,612,030)	(49,834,173)

Class K
Capital shares sold [ 2,487,077 and 4,888,231 shares, respectively ]	19,331,251	38,430,111
Capital shares issued in reinvestment of dividends [ 0 and 1,727,964 shares, respectively ]	—	13,448,510
Capital shares repurchased [ (3,154,598) and (9,957,942) shares, respectively ]	(24,693,550)	(78,085,514)

Total Class K transactions	(5,362,299)	(26,206,893)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(33,922,628)	(143,022,462)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(31,562,656)	(111,737,227)
NET ASSETS:
Beginning of period	996,584,172	1,108,321,399

End of period	$965,021,516	$996,584,172

See Notes to Financial Statements.

1203

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025		2024		2023		2022	2021
Net asset value, beginning of period	$7.82		$7.62		$7.72		$7.57		$8.55	$8.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.26		0.23		0.17		0.09	0.07
Net realized and unrealized gain (loss)	(0.12)		0.22		(0.09)		0.15		(0.96)	(0.25)

Total from investment operations	0.01		0.48		0.14		0.32		(0.87)	(0.18)

Less distributions:
Dividends from net investment income	—		(0.28)		(0.24)		(0.17)		(0.05)	(0.07)
Distributions from net realized gains	—		—		—		—		(0.06)	(0.06)
Tax return of capital	—		—	#	—		—		—	—

Total dividends and distributions	—		(0.28)		(0.24)		(0.17)		(0.11)	(0.13)

Net asset value, end of period	$7.83		$7.82		$7.62		$7.72		$7.57	$8.55

Total return (b)(y)	0.13%		6.29%		1.79%		4.19%		(10.18)%	(2.05)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$68,832		$73,639		$134,811		$137,173		$136,665	$166,921
Ratio of expenses to average net assets:
After waivers (a)(f)	0.86	%(i)	0.82	%(h)(i)	0.85	%(h)	0.86	%(h)	0.80%	0.79%
Before waivers (a)(f)	0.87%		0.83	%(h)	0.85	%(h)	0.86	%(h)	0.80%	0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	3.37%		3.25%		3.02%		2.19%		1.18%	0.75%
Before waivers (a)(g)	3.35%		3.25%		3.02%		2.19%		1.18%	0.75%
Portfolio turnover rate^	89	%(z)	170%		182%		159%		142%	111%

Class IB	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025		2024		2023		2022	2021
Net asset value, beginning of period	$7.78		$7.58		$7.69		$7.53		$8.51	$8.83

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.25		0.23		0.17		0.09	0.07
Net realized and unrealized gain (loss)	(0.12)		0.23		(0.10)		0.16		(0.96)	(0.26)

Total from investment operations	0.01		0.48		0.13		0.33		(0.87)	(0.19)

Less distributions:
Dividends from net investment income	—		(0.28)		(0.24)		(0.17)		(0.05)	(0.07)
Distributions from net realized gains	—		—		—		—		(0.06)	(0.06)
Tax return of capital	—		—	#	—		—		—	—

Total dividends and distributions	—		(0.28)		(0.24)		(0.17)		(0.11)	(0.13)

Net asset value, end of period	$7.79		$7.78		$7.58		$7.69		$7.53	$8.51

Total return (b)(y)	0.13%		6.32%		1.67%		4.35%		(10.23)%	(2.18)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$531,400		$554,054		$588,494		$621,248		$645,969	$839,764
Ratio of expenses to average net assets:
After waivers (a)(f)	0.86	%(i)	0.82	%(h)(i)	0.85	%(h)	0.86	%(h)	0.80%	0.79%
Before waivers (a)(f)	0.87%		0.82	%(h)	0.85	%(h)	0.86	%(h)	0.80%	0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	3.37%		3.26%		3.02%		2.19%		1.18%	0.75%
Before waivers (a)(g)	3.35%		3.25%		3.02%		2.19%		1.18%	0.75%
Portfolio turnover rate^	89	%(z)	170%		182%		159%		142%	111%

See Notes to Financial Statements.

1204

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025		2024		2023		2022	2021
Net asset value, beginning of period	$7.81		$7.62		$7.72		$7.57		$8.55	$8.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.28		0.25		0.19		0.11	0.09
Net realized and unrealized gain (loss)	(0.11)		0.21		(0.09)		0.15		(0.96)	(0.25)

Total from investment operations	0.03		0.49		0.16		0.34		(0.85)	(0.16)

Less distributions:
Dividends from net investment income	—		(0.30)		(0.26)		(0.19)		(0.07)	(0.09)
Distributions from net realized gains	—		—		—		—		(0.06)	(0.06)
Tax return of capital	—		—	#	—		—		—	—

Total dividends and distributions	—		(0.30)		(0.26)		(0.19)		(0.13)	(0.15)

Net asset value, end of period	$7.84		$7.81		$7.62		$7.72		$7.57	$8.55

Total return (b)(y)	0.38%		6.41%		2.04%		4.45%		(9.95)%	(1.83)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$364,790		$368,891		$385,017		$411,632		$414,158	$495,632
Ratio of expenses to average net assets:
After waivers (a)(f)	0.61	%(i)	0.57	%(h)(i)	0.60	%(h)	0.61	%(h)	0.55%	0.54%
Before waivers (a)(f)	0.62%		0.57	%(h)	0.60	%(h)	0.61	%(h)	0.55%	0.54%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	3.62%		3.51%		3.27%		2.44%		1.44%	0.98%
Before waivers (a)(g)	3.60%		3.50%		3.27%		2.44%		1.44%	0.98%
Portfolio turnover rate ^	89	%(z)	170%		182%		159%		142%	111%

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(h)	Includes Interest Expense of 0.01%, 0.04% and 0.05% for the years ended December 31, 2025, 2024 and 2023, respectively for each class.
(i)	Includes voluntary waiver from investment manager of 0.01% and less than 0.005% for the six months ended June 30, 2026 and year ended December 31, 2025, respectively.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1205

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.4%)
Diversified Telecommunication Services (0.5%)
Anterix, Inc.*	8,800	$905,872
ATN International, Inc.	9,130	241,854
Bandwidth, Inc., Class A*	19,880	1,258,404
Cogent Communications Holdings, Inc.	23,425	325,139
IDT Corp., Class B	10,100	587,416
Liberty Capital Corp., Class C*	19,900	429,044
Liberty Latin America Ltd., Class A*	27,400	214,816
Liberty Latin America Ltd., Class C*	56,199	437,790
Lumen Technologies, Inc.*	530,440	4,073,779
Shenandoah Telecommunications Co.	26,948	406,376
Uniti Group, Inc.	101,339	1,162,358

		10,042,848

Entertainment (0.8%)
AMC Entertainment Holdings, Inc., Class A*	369,260	701,594
Atlanta Braves Holdings, Inc., Class A (x)*	8,220	462,868
Atlanta Braves Holdings, Inc., Class C*	28,170	1,462,023
Cinemark Holdings, Inc.	62,100	1,970,433
CuriosityStream, Inc.	4,800	12,768
IMAX Corp.*	27,100	1,080,206
Lionsgate Studios Corp.*	117,936	1,805,600
Madison Square Garden Entertainment Corp., Class A*	23,096	1,868,236
Marcus Corp. (The)	15,640	366,914
Playtika Holding Corp.	19,600	72,912
Reservoir Media, Inc.*	7,750	76,648
Sphere Entertainment Co.*	14,216	2,459,795
Starz Entertainment Corp.*	7,555	218,037
Stubhub Holdings, Inc., Class A*	132,400	1,703,988

		14,262,022

Interactive Media & Services (0.5%)
Angi, Inc., Class A*	36,800	218,960
Bumble, Inc., Class A*	87,380	279,616
Cargurus, Inc., Class A*	41,800	1,424,962
Cars.com, Inc.*	41,400	452,916
EverQuote, Inc., Class A*	15,130	359,943
fuboTV, Inc., Class A (x)*	20,203	185,868
Grindr, Inc.*	33,330	478,952
MediaAlpha, Inc., Class A*	23,370	293,761
Nextdoor Holdings, Inc.*	82,810	187,979
QuinStreet, Inc.*	27,250	399,212
RUM Group, Inc. (x)*	44,000	278,960
Shutterstock, Inc.	25,870	360,886
TripAdvisor, Inc.*	65,000	891,150
Trump Media & Technology Group Corp. (x)*	96,700	748,458
Webtoon Entertainment, Inc. (x)*	8,600	98,212
WeShop Holdings Ltd., Class A*	600	4,674
Yelp, Inc., Class A*	36,620	897,922
Ziff Davis, Inc.*	17,918	938,366
ZipRecruiter, Inc., Class A*	58,800	220,500
ZoomInfo Technologies, Inc., Class A*	146,000	427,780

		9,149,077

Media (0.5%)
Advantage Solutions, Inc. (x)*	3,938	170,279
AMC Global Media, Inc.*	27,330	272,753
Boston Omaha Corp., Class A*	12,940	176,502
Cable One, Inc. (x)*	5,770	306,445
Clear Channel Outdoor Holdings, Inc.*	231,900	561,198
DoubleVerify Holdings, Inc.*	83,700	907,308
Emerald Holding, Inc. (x)	9,050	45,612
Entravision Communications Corp., Class A	60,360	787,094
EW Scripps Co. (The), Class A*	64,222	177,895
Gray Media, Inc.	27,400	108,778
Ibotta, Inc., Class A (x)*	6,680	228,189
iHeartMedia, Inc., Class A*	81,020	347,576
John Wiley & Sons, Inc., Class A	23,040	1,117,670
Lee Enterprises, Inc.*	700	6,272
Magnite, Inc.*	76,483	1,451,647
National CineMedia, Inc.	14,140	53,732
Newsmax, Inc., Class B (x)*	33,200	274,896
Nexxen International Ltd.*	2,600	23,478
Optimum Communications, Inc., Class A*	146,100	211,845
PubMatic, Inc., Class A*	21,000	275,520
Scholastic Corp.	12,060	554,760
Sinclair, Inc.	25,390	361,808
Stagwell, Inc., Class A*	57,810	429,528
TechTarget, Inc.(x)*	24,800	89,280
USA TODAY Co., Inc.*	108,089	924,161

		9,864,226

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	64,400	199,640
Spok Holdings, Inc.	15,120	154,829
Telephone and Data Systems, Inc.	59,500	2,202,095

		2,556,564

Total Communication Services		45,874,737

Consumer Discretionary (9.3%)
Automobile Components (1.2%)
Adient plc*	49,900	917,162
Cooper-Standard Holdings, Inc.*	9,090	245,884
Dana, Inc.	65,715	1,788,105
Dauch Corp.*	122,835	665,766
Dorman Products, Inc.*	15,510	2,116,340
Fox Factory Holding Corp.*	22,600	382,957
Garrett Motion, Inc.	103,520	3,750,530
Gentherm, Inc.*	16,900	576,459
Goodyear Tire & Rubber Co. (The)*	164,623	1,086,512
Holley, Inc.*	49,780	126,939
LCI Industries	13,470	1,426,204
Motorcar Parts of America, Inc.*	5,050	77,366
Patrick Industries, Inc.	19,257	1,728,893
Phinia, Inc.	24,600	2,026,302
Solid Power, Inc. (x)*	125,460	324,941
Standard Motor Products, Inc.	12,900	502,713

See Notes to Financial Statements.

1206

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Stoneridge, Inc.*	1,750	$12,810
Strattec Security Corp.*	1,940	158,013
Versigent plc*	42,800	1,798,028
Visteon Corp.	16,100	1,597,281
XPEL, Inc.(m)*	20,180	1,000,928

		22,310,133

Automobiles (0.1%)
Harley-Davidson, Inc.	62,460	1,527,772
Livewire Group, Inc. (x)*	52,850	59,192
Lucid Group, Inc., Class A (x)*	75,690	506,366
Winnebago Industries, Inc.	14,656	457,853

		2,551,183

Broadline Retail (0.1%)
1stdibs.com, Inc.*	1,600	7,840
Groupon, Inc. (x)*	13,940	335,397
Kohl’s Corp.	61,000	1,080,920
Pattern Group, Inc., Class A*	19,200	483,648
Savers Value Village, Inc.*	26,260	264,963

		2,172,768

Distributors (0.1%)
GigaCloud Technology, Inc., Class A*	13,180	416,488
Gold.com, Inc.	13,010	541,346
Weyco Group, Inc.	1,570	61,748

		1,019,582

Diversified Consumer Services (1.1%)
American Public Education, Inc.*	9,760	524,112
Carriage Services, Inc., Class A	8,530	327,040
Coursera, Inc.*	130,550	736,302
Covista, Inc.*	20,440	2,548,050
Driven Brands Holdings, Inc.*	33,650	469,081
Frontdoor, Inc.*	42,500	3,297,575
Graham Holdings Co., Class B	1,930	2,202,941
KinderCare Learning Cos., Inc.*	26,700	113,475
Laureate Education, Inc.*	70,400	2,556,928
Lincoln Educational Services Corp.*	16,540	825,346
Matthews International Corp., Class A	18,459	496,916
McGraw Hill, Inc.*	8,300	78,601
OneSpaWorld Holdings Ltd.	56,420	1,593,301
Perdoceo Education Corp.	38,800	1,241,600
Phoenix Education Partners, Inc.	1,000	32,850
Strategic Education, Inc.	12,764	977,978
Stride, Inc.*	27,684	2,387,468
Universal Technical Institute, Inc.*	25,350	1,084,220

		21,493,784

Hotels, Restaurants & Leisure (2.0%)
Accel Entertainment, Inc., Class A*	22,190	279,816
Bally’s Corp. (x)*	3,500	47,985
Biglari Holdings, Inc., Class A*	200	420,936
Biglari Holdings, Inc., Class B*	1,131	481,840
BJ’s Restaurants, Inc.*	12,134	736,958
Black Rock Coffee Bar, Inc., Class A*	6,700	55,543
Bloomin’ Brands, Inc.	46,890	428,575
Brightstar Lottery plc	51,310	550,043
Brinker International, Inc.*	25,810	4,336,080
Cheesecake Factory, Inc. (The) (x)	25,921	2,061,756
Cracker Barrel Old Country Store, Inc. (x)	13,801	735,593
Dave & Buster’s Entertainment, Inc.*	22,710	258,894
Dine Brands Global, Inc. (x)	10,151	364,421
El Pollo Loco Holdings, Inc.*	23,630	400,765
First Watch Restaurant Group, Inc.*	29,950	386,056
Genius Sports Ltd.*	123,800	750,228
Global Business Travel Group I*	70,480	661,807
Hilton Grand Vacations, Inc.*	34,200	1,791,054
Inspired Entertainment, Inc.*	8,490	70,042
Jack in the Box, Inc. (x)*	17,849	282,193
Krispy Kreme, Inc. (x)*	72,321	255,293
Kura Sushi USA, Inc., Class A*	8,460	486,958
Life Time Group Holdings, Inc.*	82,450	3,367,258
Lindblad Expeditions Holdings, Inc.*	29,620	836,469
Marriott Vacations Worldwide Corp.	16,700	1,701,396
Monarch Casino & Resort, Inc.	6,700	881,787
Nathan’s Famous, Inc.	1,180	119,888
Navan, Inc., Class A*	61,800	1,413,366
Papa John’s International, Inc. (x)	18,742	689,143
Penn Entertainment, Inc.*	76,700	1,638,312
Portillo’s, Inc., Class A (x)*	37,590	178,177
Pursuit Attractions and Hospitality, Inc.*	9,504	531,939
RCI Hospitality Holdings, Inc.	5,340	145,889
Red Rock Resorts, Inc., Class A	27,200	1,769,632
Rush Street Interactive, Inc.*	60,220	1,790,943
Sabre Corp.*	188,520	394,007
Serve Robotics, Inc. (x)*	34,100	224,378
Shake Shack, Inc., Class A*	21,700	1,215,634
Sharplink, Inc. (x)*	111,500	535,200
Six Flags Entertainment Corp. (x)*	51,637	1,099,868
Super Group SGHC Ltd.	84,680	1,147,414
Sweetgreen, Inc., Class A*	52,321	460,948
Target Hospitality Corp.*	23,200	472,352
United Parks & Resorts, Inc. (x)*	11,700	558,558
Venu Holding Corp. (x)*	5,700	12,939
Wendy’s Co. (The) (x)	96,400	799,156
Xponential Fitness, Inc., Class A (x)*	34,870	241,300

		38,068,789

Household Durables (1.6%)
Beazer Homes USA, Inc.*	12,030	337,442
Cavco Industries, Inc.*	4,630	2,844,580
Century Communities, Inc.	15,100	1,082,066
Champion Homes, Inc.*	33,100	2,916,772
Cricut, Inc., Class A(x)	40,970	179,858
Dream Finders Homes, Inc., Class A*	15,860	273,744
Ethan Allen Interiors, Inc.	6,554	146,416
Flexsteel Industries, Inc.	2,030	151,194
GoPro, Inc., Class A*	65,300	50,803
Green Brick Partners, Inc.*	17,660	1,413,506
Hamilton Beach Brands Holding Co., Class A	2,540	58,496
Helen of Troy Ltd.*	13,898	404,015
Hovnanian Enterprises, Inc., Class A*	4,740	675,023
Installed Building Products, Inc.	14,200	3,263,728
KB Home	34,230	2,142,456
La-Z-Boy, Inc.	21,259	852,911

See Notes to Financial Statements.

1207

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Legacy Housing Corp.*	8,590	$225,659
Leggett & Platt, Inc.	74,500	872,395
LGI Homes, Inc.*	13,000	827,840
Lifetime Brands, Inc.	1,800	15,354
Lovesac Co. (The)*	13,010	217,137
M/I Homes, Inc.*	14,550	2,339,495
Meritage Homes Corp.	39,618	3,321,969
Newell Brands, Inc.	255,100	1,566,314
Sonos, Inc.*	65,753	889,638
Taylor Morrison Home Corp., Class A*	56,520	4,054,745
XMAX, Inc.*	11,200	101,808

		31,225,364

Leisure Products (0.5%)
Acushnet Holdings Corp.	15,600	1,849,068
Callaway Golf Co.*	83,753	1,573,719
Escalade, Inc.	1,470	27,607
Funko, Inc., Class A*	35,210	207,035
JAKKS Pacific, Inc.	7,390	172,039
Johnson Outdoors, Inc., Class A	5,810	267,493
Latham Group, Inc.*	45,490	294,320
Malibu Boats, Inc., Class A*	12,600	345,618
MasterCraft Boat Holdings, Inc.*	12,605	325,461
Peloton Interactive, Inc., Class A*	216,020	1,276,678
Polaris, Inc.	32,500	2,224,300
Smith & Wesson Brands, Inc.	22,035	331,406
Sturm Ruger & Co., Inc.	10,200	386,070
Tron, Inc. (x)*	6,700	10,787

		9,291,601

Specialty Retail (2.0%)
1-800-Flowers.com, Inc., Class A (x)*	19,970	69,496
Abercrombie & Fitch Co., Class A*	25,450	2,290,754
Academy Sports & Outdoors, Inc.	38,700	1,823,931
Advance Auto Parts, Inc. (x)	33,900	2,109,258
American Eagle Outfitters, Inc.	86,040	1,479,888
Arhaus, Inc., Class A	28,070	236,349
Arko Corp.	41,750	335,252
ARKO Petroleum Corp., Class A	1,700	32,045
Asbury Automotive Group, Inc.*	10,932	2,198,207
Barnes & Noble Education, Inc.*	3,100	38,936
Bed Bath & Beyond, Inc.*	51,400	297,606
Bob’s Discount Furniture, Inc.*	8,000	126,560
Boot Barn Holdings, Inc.*	18,420	3,025,853
Buckle, Inc. (The)	16,339	689,506
Build-A-Bear Workshop, Inc. (x)	6,430	196,822
Caleres, Inc.	13,563	167,774
Camping World Holdings, Inc., Class A	30,790	234,928
Citi Trends, Inc.*	3,380	195,499
Designer Brands, Inc., Class A (x)	33,150	193,264
Envela Corp.*	1,100	31,768
EVgo, Inc., Class A*	50,660	96,761
Genesco, Inc.*	9,467	319,701
Group 1 Automotive, Inc.	7,607	2,214,930
Haverty Furniture Cos., Inc.	8,570	218,792
J Jill, Inc. (x)	8,640	137,117
Lands’ End, Inc. (x)*	10,860	113,813
MarineMax, Inc.*	18,300	670,146
Monro, Inc.	17,704	302,915
National Vision Holdings, Inc.*	44,892	853,397
OneWater Marine, Inc., Class A*	4,170	46,996
Outdoor Holding Co.*	39,890	90,949
Petco Health & Wellness Co., Inc., Class A*	81,530	221,762
RealReal, Inc. (The)*	54,980	648,214
Rent the Runway, Inc., Class A*	900	2,835
Revolve Group, Inc., Class A*	18,600	425,754
RH*	9,300	1,531,989
RideNow Group, Inc., Class B*	1,000	6,660
Sally Beauty Holdings, Inc.*	68,800	972,832
Shoe Station Group, Inc.	13,200	195,756
Signet Jewelers Ltd.	23,370	2,014,494
Sonic Automotive, Inc., Class A	7,845	665,177
Stitch Fix, Inc., Class A*	74,480	306,113
ThredUp, Inc., Class A*	50,840	348,254
Torrid Holdings, Inc. (x)*	21,690	40,560
Upbound Group, Inc.	34,203	725,788
Urban Outfitters, Inc.*	33,560	2,378,062
Victoria’s Secret & Co.*	41,870	3,495,308
Warby Parker, Inc., Class A*	54,890	1,665,363
Winmark Corp.	2,400	1,015,392
Zumiez, Inc.*	10,820	192,596

		37,692,122

Textiles, Apparel & Luxury Goods (0.6%)
Capri Holdings Ltd.*	65,000	1,207,050
Carter’s, Inc.	19,900	819,084
Ermenegildo Zegna NV (x)	34,500	449,190
Figs, Inc., Class A*	48,200	493,086
Fossil Group, Inc.*	6,700	27,738
G-III Apparel Group Ltd.	24,300	819,153
Kontoor Brands, Inc.	32,940	2,745,220
Movado Group, Inc.	9,850	387,203
Oxford Industries, Inc.	8,600	299,882
Playboy, Inc.*	6,900	8,418
Rocky Brands, Inc.	2,670	110,111
Steven Madden Ltd.	48,330	2,034,693
Superior Group of Cos., Inc.	3,630	47,626
Under Armour, Inc., Class A*	114,400	731,016
Under Armour, Inc., Class C*	111,000	690,420
Wolverine World Wide, Inc.	45,080	745,172

		11,615,062

Total Consumer Discretionary		177,440,388

Consumer Staples (1.9%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	4,600	814,338
MGP Ingredients, Inc.	13,170	230,739
National Beverage Corp.*	10,840	338,208
Vita Coco Co., Inc. (The)*	29,130	1,926,658

		3,309,943

Consumer Staples Distribution & Retail (0.5%)
Andersons, Inc. (The)	19,909	1,361,776
Chefs’ Warehouse, Inc. (The)*	22,030	2,117,083
Grocery Outlet Holding Corp.*	52,900	527,942
Ingles Markets, Inc., Class A	7,600	673,208
Natural Grocers by Vitamin Cottage, Inc.	10,850	336,567

See Notes to Financial Statements.

1208

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
PriceSmart, Inc.	13,722	$2,680,455
United Natural Foods, Inc.*	36,188	1,652,706
Village Super Market, Inc., Class A	7,010	295,682
Weis Markets, Inc.	8,451	661,798
Yesway, Inc., Class A (x)*	5,400	109,620

		10,416,837

Food Products (0.5%)
Alico, Inc.	4,220	174,582
B&G Foods, Inc. (x)	63,290	251,894
BRC, Inc., Class A*	72,250	80,198
Cal-Maine Foods, Inc.	21,264	1,713,028
Del Monte Corp.	18,604	519,238
Dole plc	38,210	524,241
Flowers Foods, Inc.	113,300	895,070
Forafric Global plc (x)*	880	8,870
J & J Snack Foods Corp.	8,703	639,235
John B Sanfilippo & Son, Inc.	4,740	407,593
Lifeway Foods, Inc.*	5,710	170,386
Limoneira Co.	4,750	62,368
Mama’s Creations, Inc.*	16,950	302,558
Marzetti Co. (The)	10,837	1,237,152
Mission Produce, Inc.*	27,741	327,066
Once Upon a Farm PBC*	4,700	96,256
Seneca Foods Corp., Class A*	4,460	775,772
Simply Good Foods Co. (The)*	52,430	696,270
Utz Brands, Inc.	37,920	291,984
Vital Farms, Inc. (x)*	43,910	510,673
Westrock Coffee Co. (x)*	18,140	147,115

		9,831,549

Household Products (0.3%)
Central Garden & Pet Co.*	4,470	198,200
Central Garden & Pet Co., Class A*	31,201	1,209,662
Energizer Holdings, Inc.	36,880	790,707
Oil-Dri Corp. of America	5,960	609,172
Spectrum Brands Holdings, Inc.	14,300	1,226,225
WD-40 Co.	7,647	1,863,115

		5,897,081

Personal Care Products (0.3%)
BellRing Brands, Inc.*	70,400	910,976
Coty, Inc., Class A*	214,500	463,320
Edgewell Personal Care Co.	30,300	813,858
Herbalife Ltd.*	49,900	656,185
Honest Co., Inc. (The)*	75,220	275,305
Interparfums, Inc.	10,210	1,142,091
Nature’s Sunshine Products, Inc.*	8,460	184,428
Niagen Bioscience, Inc.*	43,650	139,243
Nu Skin Enterprises, Inc., Class A	42,200	222,816
Olaplex Holdings, Inc.*	184,430	378,082
USANA Health Sciences, Inc.*	10,370	221,399

		5,407,703

Tobacco (0.1%)
Turning Point Brands, Inc.	9,850	835,379
Universal Corp.	14,253	743,579

		1,578,958

Total Consumer Staples		36,442,071

Energy (5.7%)
Energy Equipment & Services (2.4%)
Archrock, Inc.	103,600	4,217,556
Atlas Energy Solutions, Inc. (x)	61,750	1,025,668
Borr Drilling Ltd. (x)*	133,130	549,827
Bristow Group, Inc., Class A	21,686	896,066
Cactus, Inc., Class A	45,570	2,334,551
Core Laboratories, Inc.	25,050	291,832
Energy Services of America Corp.	6,000	116,040
Expro Group Holdings NV*	40,549	598,909
Flowco Holdings, Inc., Class A	21,400	456,676
Forum Energy Technologies, Inc.*	5,730	287,818
Helix Energy Solutions Group, Inc.*	79,900	698,326
Helmerich & Payne, Inc.	54,700	1,790,878
HMH Holding, Inc., Class A*	3,600	67,464
Innovex International, Inc.*	21,800	540,640
Kodiak Gas Services, Inc.	59,960	4,504,795
Liberty Energy, Inc., Class A	91,360	2,392,718
Nabors Industries Ltd.*	7,660	643,517
National Energy Services Reunited Corp.*	33,300	996,669
Natural Gas Services Group, Inc.	3,660	157,892
Noble Corp. plc	76,305	2,846,177
Oceaneering International, Inc.*	65,700	2,662,164
Oil States International, Inc.*	42,900	343,629
Patterson-UTI Energy, Inc.	208,605	1,914,994
ProFrac Holding Corp., Class A*	48,600	282,366
ProPetro Holding Corp.*	59,400	851,796
Ranger Energy Services, Inc., Class A	8,850	141,688
RPC, Inc.	37,300	217,459
SEACOR Marine Holdings, Inc.*	9,840	75,276
Seadrill Ltd.*	37,690	1,425,436
Select Water Solutions, Inc., Class A	67,540	1,349,449
Smart Sand, Inc.	3,900	19,539
Solaris Energy Infrastructure, Inc., Class A	31,690	2,549,777
TETRA Technologies, Inc.*	79,550	901,301
Tidewater, Inc.*	27,390	1,824,996
Transocean Ltd.*	585,780	2,864,464
Valaris Ltd.*	30,350	2,203,410

		45,041,763

Oil, Gas & Consumable Fuels (3.3%)
Aemetis, Inc. (x)*	9,900	16,236
American Resources Corp.*	32,200	69,230
Amplify Energy Corp.*	7,400	29,452
Ardmore Shipping Corp.	19,720	276,277
BKV Corp.*	19,200	525,312
California Resources Corp.	43,622	2,306,295
Calumet, Inc.*	38,500	1,386,770
Centrus Energy Corp., Class A (x)*	11,060	1,856,642
Clean Energy Fuels Corp.*	104,359	213,936
CNX Resources Corp.*	81,950	2,780,563
Comstock Resources, Inc.*	47,600	710,192
Comstock, Inc.*	16,700	69,472
Core Natural Resources, Inc.	30,174	2,414,523
Crescent Energy Co., Class A	138,375	1,358,843
CVR Energy, Inc.	19,190	528,493
Delek US Holdings, Inc.	33,827	1,718,750

See Notes to Financial Statements.

1209

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
DHT Holdings, Inc.	87,400	$1,444,722
Diversified Energy Co. (x)	42,090	583,367
Dorian LPG Ltd.	21,738	756,048
Encore Energy Corp. (x)*	126,290	165,440
Energy Fuels, Inc. (x)*	149,200	2,163,400
Epsilon Energy Ltd. (x)	7,400	40,034
Evolution Petroleum Corp.	18,240	67,123
Excelerate Energy, Inc., Class A	21,410	813,366
FLEX LNG Ltd. (x)	14,400	404,064
FutureFuel Corp.	43,890	198,383
Gevo, Inc. (x)*	32,700	49,050
Golar LNG Ltd.	55,400	2,761,136
Granite Ridge Resources, Inc.	38,090	167,977
Green Plains, Inc.*	35,780	550,296
Gulfport Energy Corp.*	10,780	1,829,366
HighPeak Energy, Inc. (x)	34,250	239,407
Infinity Natural Resources, Inc., Class A (x)*	9,800	124,460
International Seaways, Inc.	24,984	1,913,525
Jura Energy Corp.*	690	17
Kinetik Holdings, Inc., Class A	30,660	1,482,104
Kolibri Global Energy, Inc.*	7,700	38,346
Kosmos Energy Ltd.*	352,640	744,070
Lightbridge Corp.*	10,900	95,811
Magnolia Oil & Gas Corp., Class A	110,280	2,820,962
Murphy Oil Corp.	82,200	2,676,432
NACCO Industries, Inc., Class A	2,240	112,112
Navigator Holdings Ltd.	22,000	409,860
NextDecade Corp. (x)*	94,230	710,494
Nordic American Tankers Ltd.	131,701	729,624
Northern Oil & Gas, Inc.	55,710	1,011,136
OPAL Fuels, Inc., Class A (x)*	7,700	16,940
Par Pacific Holdings, Inc.*	29,560	1,657,725
PBF Energy, Inc., Class A	58,650	2,669,748
Peabody Energy Corp.	73,480	1,698,858
PEDEVCO Corp.*	200	2,692
PrimeEnergy Resources Corp.*	1,820	303,740
REX American Resources Corp.*	19,800	893,970
Riley Exploration Permian, Inc.	10,120	333,555
Ring Energy, Inc.*	44,800	48,384
Sable Offshore Corp. (x)*	66,940	206,175
SandRidge Energy, Inc.	21,400	293,180
Scorpio Tankers, Inc.	25,930	1,795,912
SFL Corp. Ltd.	61,865	631,023
SM Energy Co.	130,445	3,404,615
Summit Midstream Corp.*	800	22,784
Talos Energy, Inc.*	74,430	960,891
Teekay Corp. Ltd. (x)	27,180	271,800
Teekay Tankers Ltd., Class A	17,750	1,151,443
Uranium Energy Corp.*	293,380	3,127,431
Ur-Energy, Inc.*	153,600	208,896
VAALCO Energy, Inc.	58,090	295,097
Vitesse Energy, Inc. (x)	20,100	316,977
W&T Offshore, Inc. (x)	102,644	323,329
World Kinect Corp.	27,840	917,050

		62,915,333

Total Energy		107,957,096

Financials (18.4%)
Banks (10.3%)
1st Source Corp.	13,442	$1,096,598
ACNB Corp.	4,060	241,083
Amalgamated Financial Corp.	13,690	628,371
Amerant Bancorp, Inc., Class A	20,310	518,311
Ameris Bancorp	39,234	3,541,261
Ames National Corp.	2,680	79,355
Arrow Financial Corp.	10,431	427,567
Associated Banc-Corp.	80,270	2,469,908
Atlantic Union Bankshares Corp.	85,707	3,626,263
Avidbank Holdings, Inc.*	1,070	35,342
Avidia Bancorp, Inc.	740	15,533
Axos Financial, Inc.*	32,900	3,204,131
Banc of California, Inc.	91,447	1,868,262
BancFirst Corp.	12,860	1,429,132
Bancorp, Inc. (The)*	24,390	1,527,790
Bank First Corp.	7,530	1,117,075
Bank of Hawaii Corp.	23,660	1,928,053
Bank of Marin Bancorp	13,370	370,349
Bank of NT Butterfield & Son Ltd. (The)	22,970	1,366,715
Bank7 Corp.	2,540	124,333
BankUnited, Inc.	43,400	2,102,730
Bankwell Financial Group, Inc.	2,550	149,812
Banner Corp.	23,290	1,547,388
Bar Harbor Bankshares	8,656	326,851
BayCom Corp.	6,550	215,495
BCB Bancorp, Inc.	10,350	110,952
Beacon Financial Corp.	50,517	1,538,243
Blue Ridge Bankshares, Inc.	5,750	20,297
Bridgewater Bancshares, Inc.*	17,340	364,834
Burke & Herbert Financial Services Corp.	10,880	781,837
Business First Bancshares, Inc.	19,920	612,142
BV Financial, Inc.*	770	16,309
Byline Bancorp, Inc.	23,690	892,165
C&F Financial Corp.	630	50,400
California Bancorp	6,910	144,004
Camden National Corp.	14,000	759,080
Capital Bancorp, Inc.	5,360	188,243
Capital City Bank Group, Inc.	14,510	717,084
Capitol Federal Financial, Inc.	78,900	671,439
Carter Bankshares, Inc.	15,060	512,191
Cathay General Bancorp	38,967	2,415,564
CB Financial Services, Inc.	220	8,338
Central Pacific Financial Corp.	15,110	577,202
CF Bankshares, Inc.	830	27,199
Chain Bridge Bancorp, Inc., Class A*	290	12,194
Chemung Financial Corp.	1,610	120,074
ChoiceOne Financial Services, Inc.	4,160	141,440
Citizens & Northern Corp.	9,762	227,552
Citizens Community Bancorp, Inc.	1,490	34,851
Citizens Financial Services, Inc.	1,513	109,602
City Holding Co.	8,550	1,134,072
Civista Bancshares, Inc.	6,470	182,583
CNB Financial Corp.	23,983	808,467
Coastal Financial Corp.*	6,880	533,269
CoastalSouth Bancshares, Inc.	1,210	32,488
Colony Bankcorp, Inc.	9,680	194,471
Columbia Financial, Inc.*	18,100	384,082

See Notes to Financial Statements.

1210

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Bancgroup, Inc.	750	$24,217
Community Bancorp	240	9,384
Community Financial System, Inc.	31,752	2,131,194
Community Trust Bancorp, Inc.	11,915	862,169
Community West Bancshares	14,570	391,350
ConnectOne Bancorp, Inc.	36,128	1,208,120
Customers Bancorp, Inc.*	21,350	1,688,785
CVB Financial Corp.	95,912	2,162,816
Dime Commercial Bancshares, Inc.	24,342	989,502
Eagle Bancorp Montana, Inc.	1,360	32,545
Eagle Bancorp, Inc.	15,450	438,625
Eagle Financial Services, Inc.	1,290	53,483
Eastern Bankshares, Inc.	130,630	2,905,211
ECB Bancorp, Inc.*	340	6,827
Enterprise Financial Services Corp.	25,117	1,654,708
Equity Bancshares, Inc., Class A	8,680	425,233
Esquire Financial Holdings, Inc.	3,590	427,605
Farmers & Merchants Bancorp, Inc.	7,470	228,433
Farmers National Banc Corp.	35,222	514,241
FB Bancorp, Inc. (x)*	3,960	59,638
FB Financial Corp.	30,396	1,682,419
Fidelity D&D Bancorp, Inc.	990	50,906
Financial Institutions, Inc.	10,860	423,214
Finwise Bancorp*	1,240	17,980
First Bancorp (Nasdaq Stock Exchange)	24,270	1,551,581
First Bancorp (New York Stock Exchange)	92,730	2,417,471
First Bancorp, Inc. (The)	7,429	258,678
First Bank	5,960	105,671
First Busey Corp.	48,671	1,435,795
First Business Financial Services, Inc.	3,240	204,671
First Capital, Inc.	140	9,050
First Commonwealth Financial Corp.	61,033	1,240,801
First Community Bankshares, Inc.	7,920	351,806
First Community Corp.	2,420	79,086
First Financial Bancorp	63,187	2,137,616
First Financial Bankshares, Inc.	79,458	2,749,247
First Financial Corp.	6,050	468,512
First Guaranty Bancshares, Inc. (x)	240	2,417
First Internet Bancorp	3,230	89,794
First Interstate BancSystem, Inc., Class A	54,436	2,099,052
First Merchants Corp.	42,181	1,842,888
First Mid Bancshares, Inc.	14,600	702,114
First National Corp.	1,930	57,939
First Northern Community Bancorp*	2,500	44,850
First United Corp.	1,190	52,491
First Western Financial, Inc.*	4,010	128,761
Firstsun Capital Bancorp*	14,769	572,742
Five Star Bancorp	15,400	749,826
Flagstar Bank NA	184,173	2,751,545
Franklin Financial Services Corp.	990	61,974
FS Bancorp, Inc.	1,480	64,232
Fulton Financial Corp.	108,555	2,625,945
FVCBankcorp, Inc.	8,235	144,112
GBank Financial Holdings, Inc. (x)*	1,960	59,408
German American Bancorp, Inc.	20,270	962,014
Glacier Bancorp, Inc.	78,708	4,059,759
Great Southern Bancorp, Inc.	4,510	353,629
Greene County Bancorp, Inc.	7,110	238,825
Hancock Whitney Corp.	49,167	3,673,758
Hanmi Financial Corp.	14,880	482,112
Hanover Bancorp, Inc.	980	22,854
Hawthorn Bancshares, Inc.	900	35,370
HBT Financial, Inc.	10,570	338,134
Heritage Financial Corp.	26,162	774,918
Hilltop Holdings, Inc.	25,900	1,004,402
Hingham Institution For Savings (The) (x)	1,040	319,436
Home Bancorp, Inc.	5,030	344,656
Home BancShares, Inc.	112,051	3,199,056
HomeTrust Bancshares, Inc.	8,790	438,533
Hope Bancorp, Inc.	74,114	1,013,880
Horizon Bancorp, Inc.	22,540	450,349
Independent Bank Corp.	12,440	448,711
Independent Bank Corp./MA	29,093	2,435,666
International Bancshares Corp.	31,590	2,399,260
Investar Holding Corp.	4,590	137,516
Isabella Bank Corp.	500	19,750
John Marshall Bancorp, Inc.	5,080	110,744
Kearny Financial Corp.	38,221	361,571
Lakeland Financial Corp.	13,900	857,908
Landmark Bancorp, Inc.	347	10,656
LCNB Corp.	2,650	46,613
Live Oak Bancshares, Inc.	26,820	1,095,329
MainStreet Bancshares, Inc.	770	19,011
Mechanics Bancorp	28,780	457,602
Mercantile Bank Corp.	13,520	776,318
Meridian Corp.	1,570	31,447
Metrocity Bankshares, Inc.	18,110	649,968
Metropolitan Bank Holding Corp.	5,930	585,647
Mid Penn Bancorp, Inc.	17,170	598,203
Midland States Bancorp, Inc.	12,840	399,838
MVB Financial Corp.	6,550	190,015
National Bank Holdings Corp., Class A	31,430	1,396,435
National Bankshares, Inc.	1,750	63,577
NB Bancorp, Inc.	23,630	499,302
NBT Bancorp, Inc.	28,622	1,413,068
Nicolet Bankshares, Inc.	11,850	1,959,872
Northeast Bank	6,520	864,096
Northeast Community Bancorp, Inc.	4,870	135,094
Northfield Bancorp, Inc. (x)	26,483	390,095
Northpointe Bancshares, Inc.	4,750	91,105
Northrim Bancorp, Inc.	11,140	309,024
Northwest Bancshares, Inc.	79,173	1,200,263
Norwood Financial Corp.	1,880	60,442
Oak Valley Bancorp	2,210	74,576
OceanFirst Financial Corp.	52,797	1,031,125
OFG Bancorp	24,000	1,177,680
Ohio Valley Banc Corp.	930	40,390
Old National Bancorp	207,252	5,367,827
Old Second Bancorp, Inc.	34,550	805,706
OP Bancorp	2,830	42,422
Orange County Bancorp, Inc.	3,120	114,754
Origin Bancorp, Inc.	15,600	797,940
Orrstown Financial Services, Inc.	10,360	422,999
Park National Corp.	10,058	1,840,513
Parke Bancorp, Inc.	3,880	128,661
Pathward Financial, Inc.	13,950	1,214,487
PCB Bancorp	5,420	153,765

See Notes to Financial Statements.

1211

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Peapack-Gladstone Financial Corp.	9,800	$463,834
Peoples Bancorp of North Carolina, Inc.	1,200	51,708
Peoples Bancorp, Inc.	27,158	1,043,139
Peoples Financial Services Corp.	4,640	307,957
Pioneer Bancorp, Inc.*	2,290	39,090
Plumas Bancorp	1,720	100,517
Ponce Financial Group, Inc.*	5,360	106,878
Preferred Bank	6,900	733,194
Primis Financial Corp.	18,440	301,863
Princeton Bancorp, Inc.	1,220	46,299
Provident Financial Services, Inc.	77,033	1,821,060
QCR Holdings, Inc.	8,900	866,415
RBB Bancorp	12,550	344,058
Red River Bancshares, Inc.	3,420	312,178
Renasant Corp.	56,101	2,386,537
Republic Bancorp, Inc., Class A	4,860	439,490
Rhinebeck Bancorp, Inc.*	580	10,040
Richmond Mutual Bancorp, Inc.	1,020	16,198
S&T Bancorp, Inc.	21,157	1,038,386
Seacoast Banking Corp. of Florida	58,479	1,944,427
ServisFirst Bancshares, Inc.	29,930	2,596,427
Shore Bancshares, Inc.	13,875	318,431
Sierra Bancorp	9,066	369,530
Simmons First National Corp., Class A	87,179	1,974,604
SmartFinancial, Inc.	14,970	702,392
South Plains Financial, Inc.	16,030	690,653
Southern First Bancshares, Inc.*	5,080	310,388
Southern Missouri Bancorp, Inc.	5,880	448,115
Southside Bancshares, Inc.	16,189	569,691
SR Bancorp, Inc. (x)	1,160	22,829
Stellar Bancorp, Inc.	24,904	979,225
Sterling Bancorp, Inc. (r)*	4,450	—
Stock Yards Bancorp, Inc.	14,850	1,135,579
Texas Capital Bancshares, Inc.	24,700	2,550,522
Third Coast Bancshares, Inc.*	13,360	539,744
Timberland Bancorp, Inc.	1,540	69,007
Tompkins Financial Corp.	8,400	793,968
Towne Bank	52,481	1,901,911
TriCo Bancshares	15,412	829,936
Triumph Financial, Inc.*	12,300	938,613
TrustCo Bank Corp.	8,880	487,601
Trustmark Corp.	38,690	1,780,127
UMB Financial Corp.	41,223	5,884,995
United Bankshares, Inc.	79,164	3,628,086
United Community Banks, Inc.	72,560	2,546,130
Unity Bancorp, Inc.	4,510	264,692
Univest Financial Corp.	21,515	941,281
USCB Financial Holdings, Inc.	4,950	101,277
Valley National Bancorp	290,106	4,250,053
Virginia National Bankshares Corp.	1,320	58,582
WaFd, Inc.	44,467	1,706,199
Washington Trust Bancorp, Inc.	9,420	343,642
WesBanco, Inc.	62,733	2,448,469
West Bancorp, Inc.	11,860	314,646
Westamerica Bancorp	14,274	837,456
Western New England Bancorp, Inc.	3,500	50,050
WSFS Financial Corp.	29,525	2,265,453

		196,691,304

Capital Markets (1.9%)
Acadian Asset Management, Inc.	16,700	1,194,384
AlTi Global, Inc.*	19,160	69,168
Artisan Partners Asset Management, Inc., Class A	38,190	1,318,701
Bakkt, Inc., Class A (x)*	21,700	169,477
BGC Group, Inc., Class A	223,690	2,391,246
BRC Group Holdings, Inc.*	9,800	78,792
Chaince Digital Holdings, Inc. (x)*	10,000	43,700
Cohen & Steers, Inc.	19,629	1,494,552
DigitalBridge Group, Inc.	96,600	1,524,348
Donnelley Financial Solutions, Inc.*	15,900	667,005
GCM Grosvenor, Inc., Class A	22,180	272,814
Gemini Space Station, Inc., Class A*	16,900	71,994
Innventure, Inc. (x)*	42,100	213,447
Marex Group plc	36,900	2,249,055
MarketWise, Inc.	1,747	31,167
Miami International Holdings, Inc.*	45,400	1,687,064
Moelis & Co., Class A	44,800	2,930,816
Open Lending Corp.*	141,100	438,821
Patria Investments Ltd., Class A	29,050	318,969
Perella Weinberg Partners, Class A	41,620	664,255
Piper Sandler Cos.	41,920	3,032,493
PJT Partners, Inc., Class A	14,600	2,203,724
Ridgepost Capital, Inc., Class A	30,360	238,933
Silvercrest Asset Management Group, Inc., Class A	5,340	53,987
StepStone Group, Inc., Class A	46,090	1,906,282
StoneX Group, Inc.*	40,405	4,787,993
Value Line, Inc.	1,350	54,648
Victory Capital Holdings, Inc., Class A	25,500	2,143,530
Virtus Investment Partners, Inc.	4,078	585,193
Wealthfront Corp.*	38,400	343,296
Webull Corp.*	199,300	1,299,436
Westwood Holdings Group, Inc.	700	13,412
WisdomTree, Inc.	72,380	1,226,117

		35,718,819

Consumer Finance (1.2%)
Atlanticus Holdings Corp.*	2,660	271,985
Bread Financial Holdings, Inc.	23,430	2,538,640
Consumer Portfolio Services, Inc.*	4,210	40,395
Dave, Inc.*	6,100	2,272,799
Encore Capital Group, Inc.*	15,400	1,436,666
Enova International, Inc.*	14,493	3,488,900
FirstCash Holdings, Inc.	22,675	4,905,056
Green Dot Corp., Class A*	23,400	316,134
Happen, Inc.*	60,630	1,257,466
Jefferson Capital, Inc.	3,000	58,410
LendingTree, Inc.*	8,350	369,821
Medallion Financial Corp.	3,680	37,573
Navient Corp.	41,980	357,250
Nelnet, Inc., Class A	8,849	1,179,837
NerdWallet, Inc., Class A*	23,510	217,468
Oportun Financial Corp.*	9,900	56,529
OppFi, Inc.*	22,870	227,099
PRA Group, Inc.*	29,048	551,622
PROG Holdings, Inc.	24,740	1,153,131
Regional Management Corp.	7,180	295,816
Upstart Holdings, Inc. (x)*	47,020	1,665,919

See Notes to Financial Statements.

1212

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
World Acceptance Corp.*	1,881	$421,024

		23,119,540

Financial Services (2.1%)
Acacia Research Corp.*	19,590	91,289
Alerus Financial Corp.	14,240	442,864
Better Home & Finance Holding Co. (x)*	3,100	85,250
Bladex, Inc.	21,281	1,308,143
Burford Capital Ltd.	112,530	461,373
Cannae Holdings, Inc.	22,590	325,296
Cass Information Systems, Inc.	7,078	363,243
Compass Diversified Holdings*	37,420	398,897
Dlocal Ltd., Class A	54,000	701,730
Enact Holdings, Inc.	16,060	734,103
Essent Group Ltd.	51,710	3,323,919
Evertec, Inc.	38,100	1,058,418
Federal Agricultural Mortgage Corp., Class C	6,750	1,345,073
Finance of America Cos., Inc., Class A*	500	13,760
Flywire Corp.*	67,814	1,191,492
HA Sustainable Infrastructure Capital, Inc.	76,510	2,987,715
International Money Express, Inc.*	22,040	318,478
Jackson Financial, Inc., Class A	39,210	4,014,712
loanDepot, Inc., Class A (x)*	19,400	24,250
Marqeta, Inc., Class A*	181,760	737,946
Merchants Bancorp	14,510	725,500
NCR Atleos Corp.*	40,320	1,750,291
NewtekOne, Inc.	13,960	206,748
NMI Holdings, Inc., Class A*	43,400	1,783,306
Onity Group, Inc.*	1,900	75,525
Pagseguro Digital Ltd., Class A	106,100	960,205
Paymentus Holdings, Inc., Class A*	35,300	852,848
Payoneer Global, Inc.*	159,060	1,132,507
Paysafe Ltd.*	19,649	146,778
Paysign, Inc.*	9,500	77,805
PennyMac Financial Services, Inc.	16,590	1,444,989
Priority Technology Holdings, Inc. (x)*	7,850	52,360
Radian Group, Inc.	81,100	3,055,037
Remitly Global, Inc.*	112,652	2,524,531
Repay Holdings Corp., Class A*	49,400	207,480
Security National Financial Corp., Class A*	400	3,876
Sezzle, Inc.*	9,660	1,657,946
StoneCo Ltd., Class A	135,530	1,469,145
Velocity Financial, Inc.*	3,470	64,056
Walker & Dunlop, Inc.	18,045	987,061
Waterstone Financial, Inc.	15,320	317,584

		39,423,529

Insurance (2.1%)
Abacus Global Management, Inc. (x)	5,000	53,550
Accelerant Holdings, Class A*	36,200	424,264
American Coastal Insurance Corp.	21,380	237,318
American Integrity Insurance Group, Inc.	1,700	32,011
AMERISAFE, Inc.	11,000	372,130
Ategrity Specialty Holdings LLC*	700	16,828
Baldwin Insurance Group, Inc. (The), Class A*	51,480	1,368,338
Bowhead Specialty Holdings, Inc.*	10,500	314,265
Citizens, Inc., Class A (x)*	8,300	47,642
CNO Financial Group, Inc.	54,601	2,783,559
Crawford & Co., Class A	10,520	118,560
Donegal Group, Inc., Class A	14,444	272,414
Employers Holdings, Inc.	13,611	687,083
Exzeo Group, Inc.*	2,300	38,801
F&G Annuities & Life, Inc.	14,820	394,064
Genworth Financial, Inc., Class A*	228,810	2,166,831
Goosehead Insurance, Inc., Class A*	13,310	645,535
Greenlight Capital Re Ltd., Class A*	20,093	325,105
Hamilton Insurance Group Ltd., Class B	33,430	1,134,614
HCI Group, Inc.	5,900	1,033,975
Heritage Insurance Holdings, Inc.*	13,420	349,994
Hippo Holdings, Inc.*	11,601	327,844
Horace Mann Educators Corp.	23,137	1,195,026
Investors Title Co.	1,450	396,836
James River Group Holdings, Inc.	31,990	140,756
Kemper Corp.	35,400	954,384
Kingstone Cos., Inc.	6,900	131,307
Kingsway Corp.*	7,690	80,130
Lemonade, Inc.*	42,650	2,774,383
MBIA, Inc.*	48,820	318,306
Mercury General Corp.	16,200	1,727,244
Neptune Insurance Holdings, Inc., Class A*	22,600	711,900
NI Holdings, Inc.*	2,650	41,632
Octave Specialty Group, Inc.*	23,200	144,768
Oscar Health, Inc., Class A*	130,290	3,715,871
Palomar Holdings, Inc.*	15,710	1,985,587
Pelagos Insurance Capital Ltd.	32,400	788,940
Root, Inc., Class A*	6,370	356,210
Safety Insurance Group, Inc.	8,375	626,953
Selective Insurance Group, Inc.	36,162	3,508,076
SiriusPoint Ltd.*	55,380	1,329,120
Skyward Specialty Insurance Group, Inc.*	24,860	1,450,581
Slide Insurance Holdings, Inc.*	38,000	736,060
Stewart Information Services Corp.	18,197	1,201,366
Tiptree, Inc., Class A	16,810	301,235
Trupanion, Inc.*	19,900	492,923
United Fire Group, Inc.	17,344	909,519
Universal Insurance Holdings, Inc.	14,290	591,034

		39,754,872

Mortgage Real Estate Investment Trusts (REITs) (0.8%)
ACRES Commercial Realty Corp. (REIT)*	1,400	24,906
Adamas Trust, Inc. (REIT)	44,550	417,879
Angel Oak Mortgage REIT, Inc. (REIT) (x)	10,470	95,067
Apollo Commercial Real Estate Finance, Inc. (REIT)	86,507	923,895
Arbor Realty Trust, Inc. (REIT) (x)	101,860	552,081
Ares Commercial Real Estate Corp. (REIT)	32,660	146,970

See Notes to Financial Statements.

1213

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
ARMOUR Residential REIT, Inc. (REIT) (x)	75,400	$1,315,730
Blackstone Mortgage Trust, Inc. (REIT), Class A	95,810	1,623,979
BrightSpire Capital, Inc. (REIT), Class A	102,580	559,061
Chicago Atlantic Real Estate Finance, Inc. (REIT)	11,050	118,456
Chimera Investment Corp. (REIT)	66,923	892,753
Claros Mortgage Trust, Inc. (REIT)*	53,500	125,725
Dynex Capital, Inc. (REIT)	130,100	1,705,611
Ellington Financial, Inc. (REIT)	65,510	891,591
Franklin BSP Realty Trust, Inc. (REIT)	42,443	345,486
Invesco Mortgage Capital, Inc. (REIT) (x)	31,679	250,264
KKR Real Estate Finance Trust, Inc. (REIT) (x)	27,700	189,468
Ladder Capital Corp. (REIT)	65,148	648,223
MFA Financial, Inc. (REIT)	65,875	638,329
Nexpoint Real Estate Finance, Inc. (REIT)	8,110	125,705
Orchid Island Capital, Inc. (REIT) (x)	122,009	850,403
PennyMac Mortgage Investment Trust (REIT)	50,745	572,404
Ready Capital Corp. (REIT) (x)	101,489	177,606
Redwood Trust, Inc. (REIT)	97,471	462,012
Seven Hills Realty Trust (REIT)	3,560	30,011
TPG Mortgage Investment Trust, Inc. (REIT)	6,130	48,549
TPG RE Finance Trust, Inc. (REIT)	22,530	188,576
Two Harbors Investment Corp. (REIT)	67,000	831,470

		14,752,210

Total Financials		349,460,274

Health Care (19.8%)
Biotechnology (10.5%)
4D Molecular Therapeutics, Inc.*	33,010	439,033
Abeona Therapeutics, Inc. (x)*	18,970	117,235
Absci Corp.*	96,450	1,117,855
ACADIA Pharmaceuticals, Inc.*	70,650	1,787,445
Achieve Life Sciences, Inc. (x)*	19,040	124,331
Acumen Pharmaceuticals, Inc.*	3,890	10,386
ADC Therapeutics SA*	49,840	53,329
ADMA Biologics, Inc.*	130,250	1,090,192
Agenus, Inc.*	6,190	18,941
Agios Pharmaceuticals, Inc.*	32,370	1,201,251
Akebia Therapeutics, Inc.*	197,660	225,332
Aktis Oncology, Inc. (x)*	3,140	101,202
Alector, Inc.*	57,570	115,716
Alkermes plc*	99,410	5,208,587
Allogene Therapeutics, Inc.*	140,441	292,117
Altimmune, Inc.*	80,290	244,082
ALX Oncology Holdings, Inc.*	13,170	27,262
AnaptysBio, Inc.*	14,000	945,000
Anavex Life Sciences Corp. (x)*	61,470	159,207
Anika Therapeutics, Inc.*	12,430	181,851
Annexon, Inc.*	81,310	464,280
Apogee Therapeutics, Inc.*	26,730	3,547,873
Arbutus Biopharma Corp.*	79,900	383,520
Arcturus Therapeutics Holdings, Inc. (x)*	20,900	140,448
Arcus Biosciences, Inc.*	53,020	1,634,607
Arcutis Biotherapeutics, Inc.*	67,830	1,778,503
Ardelyx, Inc.*	158,280	807,228
Armata Pharmaceuticals, Inc.*	830	5,378
ArriVent Biopharma, Inc. (x)*	22,470	780,608
ARS Pharmaceuticals, Inc. (x)*	27,230	218,112
Artiva Biotherapeutics, Inc.*	6,990	67,803
Assembly Biosciences, Inc.*	2,020	55,510
Atrium Therapeutics, Inc.*	8,380	112,711
Aura Biosciences, Inc.*	25,900	183,890
Aurinia Pharmaceuticals, Inc.*	65,830	1,117,135
Avalo Therapeutics, Inc.*	24,770	457,750
Beam Therapeutics, Inc.*	58,770	2,016,986
Benitec Biopharma, Inc.*	2,040	27,295
Bicara Therapeutics, Inc.*	36,060	1,070,621
BioCryst Pharmaceuticals, Inc.*	158,774	1,587,740
Biohaven Ltd.*	79,150	1,177,752
Black Diamond Therapeutics, Inc.*	16,170	29,914
Bright Minds Biosciences, Inc. (x)*	4,810	337,662
C4 Therapeutics, Inc.*	25,620	119,645
Cabaletta Bio, Inc.*	44,710	139,048
CAMP4 Therapeutics Corp.*	1,410	6,162
Candel Therapeutics, Inc. (x)*	33,160	341,548
Canton Strategic Holdings, Inc.*	12,890	36,350
Capricor Therapeutics, Inc. (x)*	31,880	767,670
CareDx, Inc.*	38,840	1,106,940
Caribou Biosciences, Inc. (x)*	18,540	32,630
Cartesian Therapeutics, Inc. (x)*	10,648	110,952
Catalyst Pharmaceuticals, Inc.*	69,780	2,193,185
Celcuity, Inc. (x)*	22,810	2,386,382
Celldex Therapeutics, Inc.*	46,330	1,723,939
Century Therapeutics, Inc.*	9,930	24,328
CG oncology, Inc.*	43,740	3,107,727
Climb Bio, Inc.*	13,580	177,083
Cogent Biosciences, Inc.*	98,840	3,825,108
Coherus Oncology, Inc. (x)*	127,980	179,172
Compass Therapeutics, Inc.*	79,750	174,652
Connect Biopharma Holdings Ltd. (ADR)*	3,200	7,616
Corbus Pharmaceuticals Holdings, Inc.*	4,840	45,399
Corvus Pharmaceuticals, Inc.*	63,270	945,254
Crescent Biopharma, Inc.*	2,400	43,200
CRISPR Therapeutics AG (x)*	55,270	3,014,426
Cullinan Therapeutics, Inc.*	35,850	652,828
Cytokinetics, Inc.*	73,850	6,291,281
CytomX Therapeutics, Inc.*	43,490	163,087
Damora Therapeutics, Inc.*	31,640	822,956
Denali Therapeutics, Inc.*	87,190	2,242,527
Design Therapeutics, Inc.*	30,000	434,100
DiaMedica Therapeutics, Inc. (x)*	3,140	22,106
Dianthus Therapeutics, Inc.*	28,050	2,734,314
Disc Medicine, Inc.*	16,770	1,226,558
Dyne Therapeutics, Inc.*	80,860	1,795,901
Editas Medicine, Inc.*	111,550	361,422
Eikon Therapeutics, Inc.*	2,680	34,974
Eledon Pharmaceuticals, Inc.*	16,200	63,828
Elicio Therapeutics, Inc.*	40,640	158,902
Emergent BioSolutions, Inc.*	38,310	321,038

See Notes to Financial Statements.

1214

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Enanta Pharmaceuticals, Inc.*	24,010	$350,066
Entrada Therapeutics, Inc.*	15,880	116,877
Erasca, Inc.*	119,880	2,196,202
Evommune, Inc. (x)*	5,140	68,311
Fennec Pharmaceuticals, Inc.*	8,470	91,053
First Tracks Biotherapeutics, Inc.*	20,290	408,235
Foghorn Therapeutics, Inc.*	17,620	85,986
Forte Biosciences, Inc.*	2,700	57,375
Galectin Therapeutics, Inc.*	5,600	25,984
Generate Biomedicines, Inc.*	9,550	161,109
Geron Corp.*	293,531	375,720
GRAIL, Inc.*	24,490	1,671,932
Greenwich Lifesciences, Inc. (x)*	2,200	51,612
Gyre Therapeutics, Inc. (x)*	11,180	73,676
Heron Therapeutics, Inc. (x)*	157,240	67,110
Hyperliquid Strategies, Inc.*	74,500	586,315
Ideaya Biosciences, Inc.*	46,380	1,728,583
Immix Biopharma, Inc. (x)*	16,780	173,002
Immuneering Corp., Class A (x)*	20,110	100,349
ImmunityBio, Inc. (x)*	229,140	2,006,121
Immunome, Inc. (x)*	62,480	1,323,951
Immunovant, Inc.*	50,580	1,948,847
Inhibikase Therapeutics, Inc. (x)*	7,660	15,550
Inhibrx Biosciences, Inc.*	4,940	468,065
Intellia Therapeutics, Inc. (x)*	80,110	1,355,461
Invivyd, Inc.*	57,700	50,337
Iovance Biotherapeutics, Inc. (x)*	235,880	981,261
Ironwood Pharmaceuticals, Inc., Class A*	96,380	405,760
Jade Biosciences, Inc. (x)*	25,227	560,544
Janux Therapeutics, Inc.*	47,370	727,603
Kailera Therapeutics, Inc.*	27,370	602,961
Karyopharm Therapeutics, Inc.*	3,530	34,488
Keros Therapeutics, Inc.*	18,890	202,123
Kiniksa Pharmaceuticals International plc, Class A*	25,130	1,607,064
Kodiak Sciences, Inc.*	23,330	908,937
Korro Bio, Inc. (x)*	7,000	92,260
Krystal Biotech, Inc.*	15,490	5,757,168
Kura Oncology, Inc.*	37,730	413,898
Kymera Therapeutics, Inc.*	37,130	4,257,697
Kyverna Therapeutics, Inc. (x)*	7,710	68,696
Larimar Therapeutics, Inc.*	59,570	181,689
Lexeo Therapeutics, Inc.*	42,950	199,932
Lineage Cell Therapeutics, Inc.*	11,340	14,855
Lyell Immunopharma, Inc.*	1,510	21,216
MacroGenics, Inc.*	7,890	36,452
MannKind Corp.*	148,910	634,357
MapLight Therapeutics, Inc. (x)*	4,040	144,794
MeiraGTx Holdings plc*	31,450	424,890
MiMedx Group, Inc.*	64,300	247,555
Mineralys Therapeutics, Inc.*	34,020	917,860
Minerva Neurosciences, Inc.*	1,390	7,715
Mirum Pharmaceuticals, Inc. (x)*	28,150	3,295,520
Monopar Therapeutics, Inc. (x)*	2,430	224,994
Monte Rosa Therapeutics, Inc.*	54,030	1,307,526
Myriad Genetics, Inc.*	46,890	267,742
Neurogene, Inc.*	8,240	259,148
Nkarta, Inc.*	54,040	152,933
Novavax, Inc. (x)*	78,920	743,426
Nurix Therapeutics, Inc.*	55,940	1,357,104
Nuvalent, Inc., Class A*	31,850	3,933,475
Nuvectis Pharma, Inc. (x)*	2,850	52,412
Ocugen, Inc. (x)*	68,740	105,172
Olema Pharmaceuticals, Inc.*	65,800	823,158
OnKure Therapeutics, Inc., Class A*	4,230	19,289
Opus Genetics, Inc.*	8,460	34,771
Organogenesis Holdings, Inc., Class A*	79,100	192,213
ORIC Pharmaceuticals, Inc.*	34,790	376,776
Oruka Therapeutics, Inc. (x)*	29,860	2,841,776
Ovid therapeutics, Inc.*	27,620	74,298
Palisade Bio, Inc.*	26,020	54,382
Palvella Therapeutics, Inc.*	6,500	993,330
PDL BioPharma, Inc. (r)*	111,727	—
Perspective Therapeutics, Inc.*	61,780	210,670
Praxis Precision Medicines, Inc.*	14,900	4,988,371
Precigen, Inc.*	139,660	796,062
Precision BioSciences, Inc.*	3,510	27,589
Prelude Therapeutics, Inc.*	3,510	18,708
Prime Medicine, Inc. (x)*	83,370	307,635
ProKidney Corp., Class A*	8,920	18,197
Protagonist Therapeutics, Inc.*	36,480	4,471,718
Protalix BioTherapeutics, Inc.*	12,080	28,146
Protara Therapeutics, Inc.*	9,020	34,456
Prothena Corp. plc*	40,150	393,068
PTC Therapeutics, Inc.*	49,140	4,008,350
Puma Biotechnology, Inc.*	9,420	76,396
Recursion Pharmaceuticals, Inc., Class A (x)*	246,331	904,035
REGENXBIO, Inc.*	33,030	395,699
Relay Therapeutics, Inc.*	95,800	1,792,418
Replimune Group, Inc.*	36,980	409,369
Rezolute, Inc.*	32,480	168,896
Rhythm Pharmaceuticals, Inc.*	32,720	3,632,902
Rigel Pharmaceuticals, Inc.*	19,764	773,168
Rocket Pharmaceuticals, Inc.*	120,180	411,016
SAB Biotherapeutics, Inc.*	8,990	35,061
Sagimet Biosciences, Inc., Class A*	9,100	70,343
Sana Biotechnology, Inc.*	100,550	350,919
Sarepta Therapeutics, Inc.*	61,690	1,108,569
Savara, Inc.*	67,280	414,445
Scholar Rock Holding Corp.*	66,280	3,645,400
SELLAS Life Sciences Group, Inc. (x)*	132,860	1,961,014
Shattuck Labs, Inc.*	11,810	81,961
Sionna Therapeutics, Inc. (x)*	17,790	782,582
Solid Biosciences, Inc.*	46,880	468,331
Spruce Biosciences, Inc. (x)*	610	32,940
Spyre Therapeutics, Inc.*	44,150	3,919,637
Stoke Therapeutics, Inc.*	32,650	1,068,308
Surrozen, Inc.*	1,270	32,957
Sutro Biopharma, Inc.*	2,690	89,308
Syndax Pharmaceuticals, Inc.*	62,700	1,370,622
Tango Therapeutics, Inc.*	83,490	2,609,897
Taysha Gene Therapies, Inc.*	142,120	967,837
Tectonic Therapeutic, Inc. (x)*	3,060	105,188
Tenax Therapeutics, Inc.*	9,950	144,773
TG Therapeutics, Inc.*	86,300	4,741,322
Tonix Pharmaceuticals Holding Corp. (x)*	13,190	168,304
Travere Therapeutics, Inc.*	53,000	3,010,930
TriSalus Life Sciences, Inc. (x)*	4,030	18,337

See Notes to Financial Statements.

1215

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Twist Bioscience Corp.*	36,812	$3,787,219
Tyra Biosciences, Inc.*	29,880	954,367
Ultragenyx Pharmaceutical, Inc.*	57,310	1,913,581
Unicycive Therapeutics, Inc.*	10,790	50,605
Upstream Bio, Inc.*	24,780	171,478
UroGen Pharma Ltd.*	25,250	929,200
Vanda Pharmaceuticals, Inc.*	56,920	348,350
Vaxcyte, Inc.*	78,112	4,540,651
Vera Therapeutics, Inc., Class A*	42,630	1,829,253
Veracyte, Inc.*	47,090	2,765,596
Verastem, Inc.*	75,130	286,997
Vericel Corp.*	30,560	1,359,614
Vir Biotechnology, Inc.*	72,860	742,443
Viridian Therapeutics, Inc.*	65,000	1,194,050
Vor BioPharma, Inc. (x)*	23,810	438,342
Voyager Therapeutics, Inc.*	31,020	108,570
Whitehawk Therapeutics, Inc.*	2,990	13,694
X4 Pharmaceuticals, Inc.*	4,860	22,696
Xencor, Inc.*	58,100	935,410
Xenon Pharmaceuticals, Inc.*	58,190	3,512,348
XOMA Royalty Corp.*	2,940	124,950
Z Squared, Inc. (x)*	4,460	47,187
Zenas Biopharma, Inc. (x)*	15,640	396,943
Zentalis Pharmaceuticals, Inc.*	8,550	41,468
Zura Bio Ltd., Class A*	10,580	62,422
Zymeworks, Inc.*	24,460	639,384

		199,699,639

Health Care Equipment & Supplies (2.7%)
Acme United Corp.	760	36,267
Alphatec Holdings, Inc.*	64,800	560,520
AngioDynamics, Inc.*	25,360	329,934
Anteris Technologies Global Corp.(x)*	48,400	476,740
Artivion, Inc.*	22,538	506,429
AtriCure, Inc.*	27,900	780,642
Avanos Medical, Inc.*	36,300	903,144
Axogen, Inc.*	30,540	1,410,643
Beta Bionics, Inc.*	31,500	493,605
Bioventus, Inc., Class A*	15,630	147,547
Butterfly Network, Inc., Class A*	106,800	899,256
CapsoVision, Inc. (x)*	1,400	10,612
Carlsmed, Inc.*	1,200	12,456
Ceribell, Inc.*	6,200	120,590
Cerus Corp.*	106,950	312,294
ClearPoint Neuro, Inc.(x)*	13,700	244,408
CONMED Corp.	21,187	693,451
CVRx, Inc.*	8,980	46,157
Delcath Systems, Inc.*	11,200	141,008
Dentsply Sirona, Inc.	121,400	1,288,054
Electromed, Inc.*	2,600	109,980
Embecta Corp.	52,200	170,172
Enovis Corp.*	31,900	660,330
Establishment Labs Holdings, Inc. (x)*	16,100	1,381,541
Glaukos Corp.*	34,182	4,777,276
Haemonetics Corp.*	28,180	2,113,500
Hyperfine, Inc., Class A*	7,400	9,990
ICU Medical, Inc.*	13,640	1,999,624
Inogen, Inc.*	26,640	171,828
Inspire Medical Systems, Inc.*	17,200	$767,292
Integer Holdings Corp.*	19,288	1,802,464
Integra LifeSciences Holdings Corp.*	38,490	691,280
iRadimed Corp.	4,900	468,244
IRhythm Holdings, Inc.*	19,660	2,338,557
Kestra Medical Technologies Ltd.*	15,600	396,864
KORU Medical Systems, Inc.*	3,100	13,020
Lantheus Holdings, Inc.*	37,500	4,160,250
LeMaitre Vascular, Inc.	15,390	1,476,824
LivaNova plc*	33,330	2,740,726
Lucid Diagnostics, Inc. (x)*	23,600	25,252
Merit Medical Systems, Inc.*	35,437	2,457,202
MiniMed Group, Inc.*	10,500	156,975
Neogen Corp.*	122,523	1,101,482
NeuroPace, Inc.*	5,770	91,685
Novocure Ltd.*	59,800	905,970
Omnicell, Inc.*	25,055	1,040,284
OraSure Technologies, Inc.*	70,686	315,260
Orchestra BioMed Holdings, Inc.*	2,300	9,924
Orthofix Medical, Inc.*	27,534	251,661
OrthoPediatrics Corp.*	8,850	169,300
Procept Biorobotics Corp.*	29,340	662,497
Pro-Dex, Inc.*	2,200	128,810
Pulse Biosciences, Inc. (x)*	11,510	319,172
QuidelOrtho Corp.*	37,900	663,818
RxSight, Inc.*	29,600	142,672
Sanara Medtech, Inc.*	2,210	52,134
Senseonics Holdings, Inc.*	6,000	34,080
Shoulder Innovations, Inc.*	1,100	22,308
SI-BONE, Inc.*	20,900	341,088
Sight Sciences, Inc.*	22,390	121,354
STAAR Surgical Co.*	30,780	883,078
Stereotaxis, Inc.*	12,390	21,311
Strive, Inc., Class A (x)*	37,657	410,838
Tactile Systems Technology, Inc.*	22,400	667,072
Tandem Diabetes Care, Inc.*	36,370	548,823
TransMedics Group, Inc.*	22,830	1,516,369
UFP Technologies, Inc.*	5,490	1,455,564
Utah Medical Products, Inc.	2,850	196,593
Varex Imaging Corp.*	24,300	253,449

		50,629,544

Health Care Providers & Services (2.9%)
Acadia Healthcare Co., Inc.*	55,200	1,630,056
Accendra Health, Inc.*	44,500	152,190
AdaptHealth Corp., Class A*	57,167	595,680
Addus HomeCare Corp.*	9,700	974,559
agilon health, Inc.*	6,929	742,650
AirSculpt Technologies, Inc. (x)*	37,610	169,245
Alignment Healthcare, Inc.*	121,050	2,882,200
AMN Healthcare Services, Inc.*	22,500	728,325
Ardent Health, Inc.*	13,100	128,904
Astrana Health, Inc.*	32,000	1,485,120
Aveanna Healthcare Holdings, Inc.*	44,370	380,251
BrightSpring Health Services, Inc.*	91,360	6,371,446
Brookdale Senior Living, Inc.*	142,200	2,287,998
Castle Biosciences, Inc.*	13,450	320,782
Clover Health Investments Corp., Class A*	225,600	1,182,144
Community Health Systems, Inc.*	68,700	229,458
Concentra Group Holdings Parent, Inc.	69,888	2,079,168

See Notes to Financial Statements.

1216

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
CorVel Corp.*	16,300	$1,019,076
Cross Country Healthcare, Inc.*	19,415	256,472
Fulgent Genetics, Inc.*	14,900	305,748
GeneDx Holdings Corp., Class A*	10,450	717,393
Guardian Pharmacy Services, Inc., Class A*	17,600	736,912
HealthEquity, Inc.*	46,140	4,167,365
Hims & Hers Health, Inc. (x)*	128,070	4,440,187
Hinge Health, Inc., Class A*	24,800	2,058,400
InfuSystem Holdings, Inc.*	1,500	14,475
Innovage Holding Corp.*	25,470	301,820
LifeStance Health Group, Inc.*	113,500	1,215,585
Lumexa Imaging Holdings, Inc. (x)*	7,600	85,728
National HealthCare Corp.	7,300	1,542,928
NeoGenomics, Inc.*	80,540	1,175,079
NRC Health	11,525	248,594
Nutex Health, Inc.*	3,000	512,670
Omada Health, Inc.*	21,100	463,145
Oncology Institute, Inc. (The)*	42,600	231,318
OPKO Health, Inc.*	196,300	294,450
Option Care Health, Inc.*	94,625	1,984,286
PACS Group, Inc.*	27,570	1,175,585
Pediatrix Medical Group, Inc.*	48,100	1,218,373
Pennant Group, Inc. (The)*	17,110	632,215
Privia Health Group, Inc.*	71,676	1,844,223
Progyny, Inc.*	47,420	1,367,119
RadNet, Inc.*	42,430	2,616,658
SBC Medical Group Holdings, Inc. (x)*	4,000	12,320
Sonida Senior Living, Inc. (x)*	17,060	696,048
Strata Critical Medical, Inc.*	54,040	284,791
Surgery Partners, Inc. (x)*	43,130	724,584
Talkspace, Inc.*	57,980	301,496
US Physical Therapy, Inc.	9,887	679,039
Viemed Healthcare, Inc.*	6,960	79,344

		55,743,602

Health Care Technology (0.3%)
Certara, Inc.*	68,900	451,295
Claritev Corp.*	5,700	194,427
Evolent Health, Inc., Class A*	62,650	339,563
HealthStream, Inc.	13,000	354,250
HeartFlow, Inc.*	47,700	1,399,518
LifeMD, Inc.*	38,330	158,303
Phreesia, Inc.*	46,800	481,572
Schrodinger, Inc.*	28,835	468,569
Simulations Plus, Inc.*	16,400	300,284
Teladoc Health, Inc.*	95,600	810,688
TruBridge, Inc.*	3,700	96,977
Waystar Holding Corp.*	60,110	1,234,058

		6,289,504

Life Sciences Tools & Services (0.6%)
10X Genomics, Inc., Class A*	70,700	2,710,638
Adaptive Biotechnologies Corp.*	91,300	1,958,385
Alamar Biosciences, Inc.*	2,500	67,725
Alpha Teknova, Inc. (x)*	5,100	28,968
Azenta, Inc.*	22,800	581,856
BioLife Solutions, Inc.*	25,250	713,060
Codexis, Inc.*	74,090	167,443
CryoPort, Inc.*	27,870	437,559
Cytek Biosciences, Inc.*	100,875	446,876
Fortrea Holdings, Inc.*	49,800	866,520
Ginkgo Bioworks Holdings, Inc., Class A*	23,930	237,146
Lifecore Biomedical, Inc.*	7,990	41,948
Maravai LifeSciences Holdings, Inc., Class A*	78,730	491,275
Mesa Laboratories, Inc.	2,400	238,920
Nautilus Biotechnology, Inc.*	4,200	7,854
OmniAb, Inc.*	79,358	195,221
Pacific Biosciences of California, Inc. (x)*	227,310	381,881
Personalis, Inc.*	40,200	538,680
Quanterix Corp.*	39,500	170,640

		10,282,595

Pharmaceuticals (2.8%)
Aclaris Therapeutics, Inc.*	22,500	119,025
Alto Neuroscience, Inc.*	15,500	409,045
Alumis, Inc.*	55,412	1,559,294
Amneal Pharmaceuticals, Inc.*	93,066	1,610,972
Amphastar Pharmaceuticals, Inc.*	20,500	413,690
Amylyx Pharmaceuticals, Inc.*	54,500	978,820
AN2 Therapeutics, Inc.*	2,600	12,584
ANI Pharmaceuticals, Inc.*	14,880	1,231,766
Aquestive Therapeutics, Inc. (x)*	53,980	224,557
Arvinas, Inc.*	36,080	299,825
AtaiBeckley, Inc.*	189,900	1,000,773
Atea Pharmaceuticals, Inc.*	65,990	306,853
BioAge Labs, Inc.*	32,500	796,575
Collegium Pharmaceutical, Inc.*	21,600	781,920
Context Therapeutics, Inc.*	29,500	16,340
Contineum Therapeutics, Inc., Class A*	2,500	40,975
CorMedix, Inc. (x)*	35,910	281,893
Crinetics Pharmaceuticals, Inc.*	61,510	2,301,704
Definium Therapeutics, Inc.*	77,130	3,628,195
Edgewise Therapeutics, Inc.*	40,770	1,656,485
Enliven Therapeutics, Inc.*	25,370	1,287,528
Esperion Therapeutics, Inc.*	162,730	514,227
Eton Pharmaceuticals, Inc.*	15,800	571,960
Evolus, Inc.*	33,100	229,714
EyePoint, Inc.*	41,160	588,588
Fulcrum Therapeutics, Inc.*	65,760	240,682
Harmony Biosciences Holdings, Inc.*	24,420	889,132
Harrow, Inc. (x)*	23,870	1,013,759
Indivior Pharmaceuticals, Inc.*	67,800	2,781,834
Innoviva, Inc.*	40,300	915,213
LB Pharmaceuticals, Inc.*	13,300	431,652
LENZ Therapeutics, Inc. (x)*	14,298	81,213
Lexicon Pharmaceuticals, Inc. (x)*	22,600	54,240
Ligand Pharmaceuticals, Inc.*	11,926	3,769,689
Liquidia Corp.*	41,800	3,332,714
Maze Therapeutics, Inc.*	20,900	623,656
MBX Biosciences, Inc.*	16,000	883,200
MediWound Ltd. (x)*	3,250	47,775
Nektar Therapeutics*	20,400	1,424,124
Neumora Therapeutics, Inc.*	36,700	62,390
Nuvation Bio, Inc.*	149,430	848,762

See Notes to Financial Statements.

1217

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Ocular Therapeutix, Inc.*	122,080	$1,198,826
Omeros Corp. (x)*	38,990	370,795
Oramed Pharmaceuticals, Inc.	2,100	10,101
Pacira BioSciences, Inc.*	22,400	568,288
Perrigo Co. plc	83,500	867,565
Phathom Pharmaceuticals, Inc.*	25,880	280,798
Phibro Animal Health Corp., Class A	14,740	462,836
Prestige Consumer Healthcare, Inc.*	30,000	1,418,100
Rapport Therapeutics, Inc.*	15,550	647,969
Relmada Therapeutics, Inc.*	15,400	106,568
Septerna, Inc.*	19,700	659,753
SIGA Technologies, Inc.	36,820	134,025
SpyGlass Pharma, Inc.*	800	17,808
Supernus Pharmaceuticals, Inc.*	33,300	1,548,783
Tarsus Pharmaceuticals, Inc.*	24,860	1,564,688
Theravance Biopharma, Inc.*	34,900	593,300
Third Harmonic Bio, Inc. (r)*	13,110	—
Trevi Therapeutics, Inc.*	67,600	1,260,740
VeraDermics, Inc.*	12,900	1,585,926
WaVe Life Sciences Ltd.*	63,060	366,379
Xeris Biopharma Holdings, Inc.*	77,120	610,790
Zevra Therapeutics, Inc.*	45,430	651,466

		53,188,847

Total Health Care		375,833,731

Industrials (14.8%)
Aerospace & Defense (1.8%)
AAR Corp.*	23,712	3,389,156
AerSale Corp.*	34,990	221,137
Aevex Corp., Class A*	24,210	505,747
AIRO Group Holdings, Inc.*	6,980	51,582
Archer Aviation, Inc., Class A*	399,620	1,890,203
Astronics Corp.*	16,910	1,374,107
Astronics Corp., Class B*	3,382	257,032
Beta Technologies, Inc., Class A*	14,570	244,047
Cadre Holdings, Inc.	14,620	416,816
Ducommun, Inc.*	7,620	1,411,300
Eve Holding, Inc.*	41,640	104,516
Firefly Aerospace, Inc. (x)*	47,320	1,391,208
Innovative Solutions and Support, Inc.*	3,760	67,680
Intuitive Machines, Inc.*	75,890	1,623,287
Mercury Systems, Inc.*	33,430	4,089,492
Moog, Inc., Class A	16,103	6,825,095
National Presto Industries, Inc.	2,410	301,226
Park Aerospace Corp.	8,452	322,528
Red Cat Holdings, Inc. (x)*	55,670	592,885
Redwire Corp.*	116,100	1,419,903
Satellogic, Inc., Class A*	87,150	498,498
Sidus Space, Inc., Class A (x)*	137,040	385,082
Starfighters Space, Inc.*	30,330	161,356
Swarmer, Inc.*	6,870	304,410
V2X, Inc.*	17,410	1,298,090
Virgin Galactic Holdings, Inc. (x)*	136,040	393,156
Voyager Technologies, Inc., Class A*	25,760	830,760
VSE Corp.	16,780	3,834,230
York Space Systems, Inc. (x)*	15,130	372,501

		34,577,030

Air Freight & Logistics (0.1%)
Forward Air Corp.*	17,240	232,912
Hub Group, Inc., Class A	32,006	1,401,543
Radiant Logistics, Inc.*	24,530	232,054

		1,866,509

Building Products (1.2%)
Apogee Enterprises, Inc.	11,160	510,458
AZZ, Inc.	17,866	2,770,123
CSW Industrials, Inc.	9,630	2,680,029
Gibraltar Industries, Inc.*	18,300	825,330
Griffon Corp.	23,043	2,247,384
Insteel Industries, Inc.	12,710	383,842
Janus International Group, Inc.*	79,670	442,168
Masterbrand, Inc.*	118,750	1,221,938
Quanex Building Products Corp.	25,027	466,003
Resideo Technologies, Inc.*	81,580	2,537,138
Tecnoglass, Inc.	12,620	590,742
UFP Industries, Inc.	33,972	3,082,619
Zurn Elkay Water Solutions Corp.	82,320	4,159,630

		21,917,404

Commercial Services & Supplies (1.5%)
ABM Industries, Inc.	35,032	1,549,816
ACCO Brands Corp.	54,006	224,665
ACV Auctions, Inc., Class A*	93,850	674,781
BrightView Holdings, Inc.*	39,180	555,181
Brink’s Co. (The)	24,790	2,342,407
Casella Waste Systems, Inc., Class A*	33,940	3,291,162
Cimpress plc*	10,000	1,017,000
Civeo Corp.*	740	25,900
CompX International, Inc.	780	19,422
CoreCivic, Inc.*	60,290	1,831,610
Deluxe Corp.	26,611	635,471
Ennis, Inc.	14,316	304,215
Enviri Corp.*	15,310	336,054
GEO Group, Inc. (The)*	76,420	2,258,211
Healthcare Services Group, Inc.*	39,869	979,183
HNI Corp.	42,902	1,733,670
Interface, Inc., Class A	30,378	1,088,748
LanzaTech Global, Inc.*	2,260	15,413
Liquidity Services, Inc.*	11,790	461,225
Millerknoll, Inc.	41,589	850,911
NLI Holdings, Inc.	8,485	50,486
Onterris, Inc. (x)*	21,930	443,205
OPENLANE, Inc.*	63,330	2,611,729
Perma-Fix Environmental Services, Inc. (x)*	6,190	88,455
Pitney Bowes, Inc.	92,900	1,627,608
Quad/Graphics, Inc.	12,200	102,846
UniFirst Corp.	8,765	2,317,992
Vestis Corp.*	64,470	936,104

		28,373,470

Construction & Engineering (2.0%)
Ameresco, Inc., Class A*	17,510	483,276
Arcosa, Inc.	29,380	4,268,620
Argan, Inc.	8,150	6,508,183
Bowman Consulting Group Ltd., Class A*	7,990	233,308

See Notes to Financial Statements.

1218

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Cardinal Infrastructure Group, Inc., Class A (x)*	8,060	$759,252
Centuri Holdings, Inc.*	52,500	1,587,600
Concrete Pumping Holdings, Inc.*	18,070	217,744
Construction Partners, Inc., Class A*	28,690	3,407,511
Fluor Corp.*	80,860	4,236,255
Granite Construction, Inc.	26,475	4,185,168
INNOVATE Corp.*	820	15,309
Legence Corp., Class A*	34,840	2,969,413
Limbach Holdings, Inc.*	5,740	441,980
Matrix Service Co.*	13,810	189,197
MYR Group, Inc.*	9,290	4,648,716
NWPX Infrastructure, Inc.*	5,680	851,659
Orion Group Holdings, Inc.*	20,200	339,764
Shimmick Corp.*	1,580	7,221
Tutor Perini Corp.	27,195	2,256,369

		37,606,545

Electrical Equipment (1.4%)
Allient, Inc.	8,820	907,842
American Superconductor Corp.*	33,870	1,405,944
Amprius Technologies, Inc.*	81,520	1,129,867
Array Technologies, Inc. (x)*	78,200	579,462
Atkore, Inc.	19,920	1,514,717
Babcock & Wilcox Enterprises, Inc.*	79,500	1,120,950
ChargePoint Holdings, Inc. (x)*	7,500	44,325
Energous Corp. (x)*	2,500	60,125
Energy Vault Holdings, Inc. (x)*	58,000	273,180
EnerSys	22,029	5,150,821
Enovix Corp. (x)*	117,670	714,257
Eos Energy Enterprises, Inc. (x)*	204,300	1,201,284
Espey Mfg. & Electronics Corp.	300	20,205
Fluence Energy, Inc., Class A*	51,890	1,031,573
FuelCell Energy, Inc.*	32,200	1,159,522
GrafTech International Ltd.*	2,900	17,139
Hyliion Holdings Corp.*	36,020	187,664
LSI Industries, Inc.	28,620	760,720
NANO Nuclear Energy, Inc.*	21,800	460,852
Net Power, Inc.*	85,960	143,553
NuScale Power Corp., Class A*	193,020	1,935,991
Plug Power, Inc. (x)*	811,380	2,198,840
Power Solutions International, Inc.*	8,700	338,343
Preformed Line Products Co.	1,390	570,678
SES AI Corp., Class A (x)*	81,100	77,872
Shoals Technologies Group, Inc., Class A*	85,950	850,905
Sunrun, Inc.*	138,560	1,853,933
Tigo Energy, Inc.*	8,700	20,271

		25,730,835

Ground Transportation (0.4%)
ArcBest Corp.	12,730	1,827,264
Covenant Logistics Group, Inc., Class A	9,580	423,245
FTAI Infrastructure, Inc. (x)	52,920	245,549
Heartland Express, Inc.	24,655	375,249
Hertz Global Holdings, Inc. (x)*	67,450	152,774
Marten Transport Ltd.	33,074	573,834
PAMT Corp.*	3,210	44,972
Proficient Auto Logistics, Inc.*	10,900	74,229
RXO, Inc.*	99,400	2,742,446
Universal Logistics Holdings, Inc.	7,300	108,040
Werner Enterprises, Inc.	35,966	1,568,477

		8,136,079

Industrial Conglomerates (0.1%)
Brookfield Business Corp., Class A	41,500	1,238,775

Machinery (3.3%)
3D Systems Corp.*	61,700	186,334
Aebi Schmidt Holding AG	18,122	227,431
AirJoule Technologies Corp.*	26,000	144,040
Alamo Group, Inc.	5,600	921,144
Albany International Corp., Class A	16,491	1,228,580
Alliance Laundry Holdings, Inc.*	23,900	633,828
Astec Industries, Inc.	13,843	847,053
Atmus Filtration Technologies, Inc.	49,495	2,523,750
Blue Bird Corp.*	18,050	1,425,228
CECO Environmental Corp.*	29,381	2,666,032
Columbus McKinnon Corp.	20,890	316,066
Commercial Vehicle Group, Inc.*	4,200	19,404
Douglas Dynamics, Inc.	13,860	747,747
Elmet Group Co. (The)*	9,700	191,478
Energy Recovery, Inc.*	30,360	273,847
Enerpac Tool Group Corp., Class A	32,713	1,173,088
Enpro, Inc.	12,814	4,829,981
ESCO Technologies, Inc.	15,752	5,513,830
Federal Signal Corp.	36,200	4,651,338
Franklin Electric Co., Inc.	24,622	2,639,232
FreightCar America, Inc.*	2,000	19,480
Gencor Industries, Inc.*	2,410	35,957
Gorman-Rupp Co. (The)	12,247	1,123,540
Graham Corp.*	6,390	791,018
Greenbrier Cos., Inc. (The)	16,400	803,764
Helios Technologies, Inc.	19,750	1,762,688
Hillman Solutions Corp.*	110,370	931,523
Hyster-Yale, Inc.	7,180	251,731
JBT Marel Corp.	31,517	4,569,965
Kadant, Inc.	7,100	2,231,033
Kennametal, Inc.	45,000	1,577,250
L B Foster Co., Class A*	2,240	101,181
Lindsay Corp.	6,175	764,465
Luxfer Holdings plc	14,670	264,647
Manitowoc Co., Inc. (The)*	19,115	265,507
Mayville Engineering Co., Inc.*	9,090	340,511
Microvast Holdings, Inc. (x)*	107,400	125,658
Miller Industries, Inc.	6,760	345,774
Mueller Water Products, Inc., Class A	90,093	2,327,102
Omega Flex, Inc.	5,970	187,398
Palladyne AI Corp.*	29,100	176,928
Park-Ohio Holdings Corp.	2,820	108,429
Perma-Pipe International Holdings, Inc.*	1,600	43,568
Proto Labs, Inc.*	14,300	1,165,593
Richtech Robotics, Inc., Class B (x)*	144,942	305,828
Standex International Corp.	7,219	2,582,020
Taylor Devices, Inc.*	300	17,604
Tennant Co.	11,331	991,916
Terex Corp.	68,290	4,943,513
Titan International, Inc.*	26,300	202,773
Trinity Industries, Inc.	45,100	1,559,558

See Notes to Financial Statements.

1219

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Twin Disc, Inc.	1,000	$23,200
Wabash National Corp.	24,300	328,050
Worthington Enterprises, Inc.	22,640	1,217,126

		63,645,729

Marine Transportation (0.3%)
Costamare Bulkers Holdings Ltd.*	6,560	115,193
Costamare, Inc.	26,800	375,736
Genco Shipping & Trading Ltd.	22,610	560,276
Himalaya Shipping Ltd.	8,660	115,698
Matson, Inc.	18,070	3,473,596
Pangaea Logistics Solutions Ltd.	26,090	169,585
Safe Bulkers, Inc.	35,690	225,204

		5,035,288

Passenger Airlines (0.5%)
Allegiant Travel Co.*	14,483	1,703,201
Frontier Group Holdings, Inc.*	49,690	393,048
JetBlue Airways Corp.*	202,240	1,158,835
Joby Aviation, Inc. (x)*	401,840	3,584,413
SkyWest, Inc.*	23,770	2,361,074

		9,200,571

Professional Services (1.1%)
Asure Software, Inc.*	7,440	59,074
Barrett Business Services, Inc.	13,920	494,438
BlackSky Technology, Inc., Class A*	20,894	583,360
CBIZ, Inc.*	27,600	885,408
Clarivate plc*	207,500	448,200
Concentrix Corp.	25,300	566,846
Conduent, Inc.*	95,400	139,284
CRA International, Inc.	3,700	526,510
Exponent, Inc.	29,192	1,715,322
Falcon’s Beyond Global, Inc., Class A*	800	14,336
First Advantage Corp.*	44,300	799,615
Franklin Covey Co.*	6,750	165,578
HireQuest, Inc.	590	7,410
Huron Consulting Group, Inc.*	9,694	874,011
IBEX Holdings Ltd.*	6,430	195,279
ICF International, Inc.	10,500	765,030
Innodata, Inc.*	16,110	1,217,594
Insperity, Inc.	18,774	775,554
Kelly Services, Inc., Class A	19,634	241,106
Kforce, Inc.	14,600	685,032
Korn Ferry	31,312	2,084,753
Legalzoom.com, Inc.*	71,540	438,540
ManpowerGroup, Inc.	27,800	938,806
Maximus, Inc.	30,458	1,637,422
Mistras Group, Inc.*	7,080	123,688
Public Policy Holding Co., Inc.	1,300	9,633
RCM Technologies, Inc.*	1,300	36,699
Resolute Holdings Management, Inc. (x)*	3,727	538,663
Spire Global, Inc. (x)*	24,100	448,260
TIC Solutions, Inc. (x)*	108,825	880,394
TriNet Group, Inc.	16,879	835,342
TrueBlue, Inc.*	24,975	174,076
Upwork, Inc.*	68,340	571,322
Verra Mobility Corp., Class A*	93,510	397,418
Willdan Group, Inc.*	7,020	555,282

		20,829,285

Trading Companies & Distributors (1.1%)
Alta Equipment Group, Inc.*	24,230	156,768
BlueLinx Holdings, Inc.*	4,700	290,836
Boise Cascade Co.	21,240	1,648,861
Custom Truck One Source, Inc.*	42,900	506,649
Distribution Solutions Group, Inc.*	6,696	183,136
DNOW, Inc.*	100,286	1,300,710
DXP Enterprises, Inc.*	7,710	1,300,985
EVI Industries, Inc.	1,530	22,613
GATX Corp.	19,240	3,409,136
Global Industrial Co.	7,701	257,676
Herc Holdings, Inc.	19,920	2,855,333
Hudson Technologies, Inc.*	25,220	144,763
Karat Packaging, Inc.	4,440	148,562
McGrath RentCorp	13,545	1,639,351
NPK International, Inc.*	49,102	781,213
Rush Enterprises, Inc., Class A	36,555	2,667,967
Rush Enterprises, Inc., Class B	6,539	500,233
Titan Machinery, Inc.*	13,050	275,616
Transcat, Inc.*	6,290	583,523
Willis Lease Finance Corp.	2,260	517,088
Xometry, Inc., Class A*	27,420	2,646,578

		21,837,597

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp. (x)*	12,740	125,362

Total Industrials		280,120,479

Information Technology (14.2%)
Communications Equipment (1.1%)
ADTRAN Holdings, Inc.*	36,306	504,654
Aviat Networks, Inc.*	8,860	196,692
BK Technologies Corp.*	2,350	202,053
Calix, Inc.*	33,140	1,236,785
Clearfield, Inc.*	10,780	428,936
Digi International, Inc.*	22,300	1,671,385
Extreme Networks, Inc.*	77,020	2,493,137
Harmonic, Inc.*	58,839	960,841
Inseego Corp. (x)*	5,390	55,679
KVH Industries, Inc.*	3,040	30,126
Lantronix, Inc.*	16,060	94,433
NETGEAR, Inc.*	16,829	392,957
NetScout Systems, Inc.*	42,344	1,844,081
Ondas, Inc. (x)*	289,390	2,384,574
Ribbon Communications, Inc.*	78,568	183,849
Viasat, Inc.*	75,320	6,764,489
Vistance Networks, Inc.	118,340	1,512,385

		20,957,056

Electronic Equipment, Instruments & Components (2.8%)
908 Devices, Inc.*	34,750	302,325
Aeva Technologies, Inc.*	17,075	490,394
Arlo Technologies, Inc.*	55,590	749,353
Badger Meter, Inc.	16,590	2,461,624
Bel Fuse, Inc., Class B	7,230	2,407,879
Belden, Inc.	22,035	2,642,217
Benchmark Electronics, Inc.	21,418	2,113,314
Climb Global Solutions, Inc.	11,000	255,310
Crane NXT Co.	29,800	1,524,568
CTS Corp.	18,100	1,179,939
Daktronics, Inc.*	33,430	653,891

See Notes to Financial Statements.

1220

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
ePlus, Inc.	14,700	$1,223,481
Evolv Technologies Holdings, Inc.*	73,530	426,474
Forward Industries, Inc.*	11,500	48,530
Frequency Electronics, Inc.*	4,000	265,400
Insight Enterprises, Inc.*	15,843	1,929,677
Itron, Inc.*	25,790	2,231,609
Kimball Electronics, Inc.*	12,540	321,024
Knowles Corp.*	51,000	2,115,480
LightPath Technologies, Inc., Class A*	32,800	536,280
Lightwave Logic, Inc. (x)*	95,300	901,538
Methode Electronics, Inc.	23,900	453,383
Mirion Technologies, Inc., Class A*	143,650	2,575,644
M-Tron Industries, Inc.*	2,200	218,130
Napco Security Technologies, Inc.	17,760	674,525
nLight, Inc.*	33,100	2,304,422
Novanta, Inc.*	21,540	3,494,650
OSI Systems, Inc.*	9,468	2,070,651
Ouster, Inc.*	37,150	2,322,618
PC Connection, Inc.	8,730	637,203
Plexus Corp.*	16,095	4,839,284
Powerfleet, Inc.*	51,830	198,509
RF Industries Ltd.*	3,600	76,356
Richardson Electronics Ltd.	8,550	162,535
Rogers Corp.*	10,484	1,716,545
ScanSource, Inc.*	13,229	689,099
SmartRent, Inc., Class A*	16,000	19,040
Syntec Optics Holdings, Inc.(x)*	11,400	141,930
Unusual Machines, Inc. (x)*	27,100	604,330
Vishay Intertechnology, Inc.	73,100	3,931,318
Vishay Precision Group, Inc.*	9,100	1,364,181
Vuzix Corp. (x)*	39,200	113,680

		53,388,340

IT Services (0.4%)
Backblaze, Inc., Class A*	34,810	552,086
BigBear.ai Holdings, Inc. (x)*	289,900	1,063,933
Commerce.com, Inc.*	49,360	146,106
Crexendo, Inc.*	11,100	82,917
DXC Technology Co.*	102,100	903,585
Everforth, Inc.*	25,500	455,685
Fastly, Inc., Class A*	90,800	1,667,088
Globant SA*	25,600	740,864
Grid Dynamics Holdings, Inc.*	31,340	178,011
Hackett Group, Inc. (The)(x)	15,959	171,878
Information Services Group, Inc.	23,010	94,571
Rackspace Technology, Inc.*	54,600	356,538
TSS, Inc.*	12,600	154,980
Tucows, Inc., Class A (x)*	8,070	108,703
Unisys Corp.*	64,474	235,975
Whitefiber, Inc. (x)*	9,900	384,615

		7,297,535

Semiconductors & Semiconductor Equipment (3.6%)
ACM Research, Inc., Class A*	32,000	4,060,480
Aehr Test Systems*	18,160	1,744,450
Aeluma, Inc. (x)*	9,900	218,592
Alpha & Omega Semiconductor Ltd.*	13,030	616,710
Ambarella, Inc.*	25,280	2,169,024
Ambiq Micro, Inc.*	11,000	971,300
Amtech Systems, Inc.*	5,000	115,400
Atomera, Inc. (x)*	21,900	190,749
Axcelis Technologies, Inc.*	18,300	3,466,935
AXT, Inc.*	37,000	2,666,960
Blaize Holdings, Inc. (x)*	50,300	69,414
Canadian Solar, Inc.*	29,000	464,580
CEVA, Inc.*	16,400	773,424
Cohu, Inc.*	27,731	2,049,598
Diodes, Inc.*	27,298	2,987,493
GSI Technology, Inc.*	13,000	100,490
Ichor Holdings Ltd.*	20,780	2,333,178
Impinj, Inc.*	17,380	2,489,337
indie Semiconductor, Inc., Class A (x)*	80,550	361,670
inTEST Corp.*	2,600	47,242
Kopin Corp. (x)*	103,900	465,472
Kulicke & Soffa Industries, Inc.	30,800	4,119,808
MaxLinear, Inc., Class A*	51,393	6,579,846
Navitas Semiconductor Corp., Class A*	108,920	1,951,846
NVE Corp.	3,140	328,287
PDF Solutions, Inc.*	19,580	1,386,068
Penguin Solutions, Inc.*	29,800	2,265,098
Photronics, Inc.*	30,800	1,001,924
Power Integrations, Inc.	32,548	2,726,221
QuickLogic Corp.*	4,700	93,859
Rigetti Computing, Inc. (x)*	198,760	3,840,043
Silicon Laboratories, Inc.*	19,670	4,299,075
SkyWater Technology, Inc.*	22,150	771,263
Synaptics, Inc.*	23,507	2,920,275
T1 Energy, Inc.*	109,260	1,035,785
Toyo Co. Ltd.*	9,000	62,550
Ultra Clean Holdings, Inc.*	24,980	3,561,898
Veeco Instruments, Inc.*	35,716	2,707,273
Wolfspeed, Inc. (x)*	17,100	825,075

		68,838,692

Software (6.0%)
8x8, Inc.*	120,180	205,508
A10 Networks, Inc.	43,010	1,606,854
ACI Worldwide, Inc.*	57,936	2,913,601
Adeia, Inc.	66,083	2,176,113
Agilysys, Inc.*	14,420	1,506,890
Alarm.com Holdings, Inc.*	26,300	1,228,736
Alkami Technology, Inc. (x)*	38,120	690,734
Amplitude, Inc., Class A*	59,550	455,557
Appian Corp., Class A*	20,000	458,000
Arteris, Inc.*	20,740	1,007,757
Asana, Inc., Class A*	52,200	365,400
AvePoint, Inc.*	100,580	1,127,502
Bit Digital, Inc. (x)*	122,600	220,680
Bitdeer Technologies Group, Class A (x)*	77,000	1,221,990
Blackbaud, Inc.*	18,297	541,957
BlackLine, Inc.*	26,910	755,364
Blend Labs, Inc., Class A*	160,560	274,558
Box, Inc., Class A*	79,090	2,099,049
Braze, Inc., Class A*	56,786	1,231,688
C3.ai, Inc., Class A*	67,660	615,029
Cerence, Inc.*	28,550	323,186
Cipher Digital, Inc.*	201,310	4,932,095
Cleanspark, Inc.*	151,850	2,209,418
Clear Secure, Inc., Class A	56,540	3,150,974

See Notes to Financial Statements.

1221

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Commvault Systems, Inc.*	26,574	$3,766,333
Consensus Cloud Solutions, Inc.*	10,739	409,693
Core Scientific, Inc.*	186,160	4,763,834
CS Disco, Inc.*	35,790	135,286
Daily Journal Corp.*	700	420,833
Digimarc Corp.*	12,310	101,188
Digital Turbine, Inc.*	97,570	1,258,653
Domo, Inc., Class B*	26,660	83,446
Duos Technologies Group, Inc.*	7,900	94,800
D-Wave Quantum, Inc. (x)*	219,052	5,255,057
eGain Corp.*	8,070	50,841
EverCommerce, Inc. (x)*	19,800	199,188
Five9, Inc.*	42,700	910,364
Freshworks, Inc., Class A*	114,490	1,158,639
Hut 8 Corp.*	61,230	7,068,697
I3 Verticals, Inc., Class A (x)*	10,990	234,746
Intapp, Inc.*	29,386	740,821
InterDigital, Inc.	15,475	4,381,437
JFrog Ltd.*	64,700	5,879,936
Kaltura, Inc.*	23,780	30,914
Keel Infrastructure Corp.*	350,000	2,009,000
Life360, Inc. (x)*	9,000	498,240
LiveRamp Holdings, Inc.*	37,985	1,429,755
MARA Holdings, Inc. (x)*	229,948	3,193,978
Mitek Systems, Inc.*	21,600	434,808
N-able, Inc.*	60,000	220,200
nCino, Inc.*	63,700	1,041,495
NCR Voyix Corp.*	81,710	667,571
NextNav, Inc.*	51,730	922,346
OneSpan, Inc.	20,820	298,767
Ooma, Inc.*	15,400	295,988
PagerDuty, Inc.*	48,240	465,516
PAR Technology Corp. (x)*	22,430	390,731
Porch Group, Inc.*	57,830	869,763
Progress Software Corp.*	23,597	792,387
Q2 Holdings, Inc.*	34,750	1,671,475
Qualys, Inc.*	21,550	2,962,910
Rapid7, Inc.*	34,760	281,556
Red Violet, Inc.*	6,280	400,162
ReposiTrak, Inc.	3,370	30,330
Rimini Street, Inc.*	46,980	200,135
Riot Platforms, Inc.*	211,720	5,796,894
ServiceTitan, Inc., Class A*	36,400	2,573,844
Silvaco Group, Inc.*	1,900	26,201
SoundHound AI, Inc., Class A (x)*	237,230	1,534,878
Sprinklr, Inc., Class A*	75,930	391,799
Sprout Social, Inc., Class A*	41,370	312,344
SPS Commerce, Inc.*	20,900	1,194,853
Telos Corp.*	39,560	181,976
Tenable Holdings, Inc.*	66,220	2,442,194
Teradata Corp.*	56,700	1,964,655
Thryv Holdings, Inc.*	16,580	65,325
Varonis Systems, Inc.*	67,720	2,841,531
Vertex, Inc., Class A*	36,380	417,642
Via Transportation, Inc., Class A*	31,300	567,782
Viant Technology, Inc., Class A*	16,640	210,662
Weave Communications, Inc.*	34,100	204,259
Workiva, Inc., Class A*	28,600	1,387,386
Xperi, Inc.*	28,083	231,123
Yext, Inc.*	63,000	294,210
Zeta Global Holdings Corp., Class A*	134,650	2,649,912

		112,629,929

Technology Hardware, Storage & Peripherals (0.3%)
Corsair Gaming, Inc.*	19,700	190,499
CPI Card Group, Inc.*	4,120	85,614
Diebold Nixdorf, Inc.*	13,490	1,146,920
Eastman Kodak Co.*	30,460	281,755
GPGI, Inc., Class A (x)	95,650	1,516,052
Immersion Corp. (x)	31,880	215,828
Infleqtion, Inc.*	69,750	929,070
One Stop Systems, Inc.*	13,260	241,067
Quantum Computing, Inc. (x)*	109,930	1,066,321
Turtle Beach Corp. (x)*	17,360	216,132
Xerox Holdings Corp. (x)	111,880	350,184

		6,239,442

Total Information Technology		269,350,994

Materials (4.2%)
Chemicals (1.8%)
AdvanSix, Inc.	15,570	309,532
Alto Ingredients, Inc.*	24,390	139,023
Ashland, Inc.	27,550	1,815,269
ASP Isotopes, Inc. (x)*	69,030	429,367
Aspen Aerogels, Inc.*	43,450	275,473
Avient Corp.	55,380	2,046,845
Balchem Corp.	19,445	3,285,233
Cabot Corp.	30,980	2,813,603
Chemours Co. (The)	84,180	1,727,374
Core Molding Technologies, Inc.*	3,170	74,812
Ecovyst, Inc.*	65,350	813,607
Flotek Industries, Inc. (x)*	13,580	319,402
FMC Corp.	75,390	866,985
Hawkins, Inc.	11,670	1,658,307
HB Fuller Co.	30,569	1,781,867
Huntsman Corp.	99,630	1,058,071
Ingevity Corp.*	19,720	1,472,492
Innospec, Inc.	13,700	1,115,043
Intrepid Potash, Inc.*	7,940	260,273
Koppers Holdings, Inc.	10,793	484,606
Kronos Worldwide, Inc.	26,560	168,125
LSB Industries, Inc.*	33,430	361,378
Mativ Holdings, Inc.	33,027	250,014
Minerals Technologies, Inc.	18,040	1,334,419
Orion SA	39,650	262,879
Perimeter Solutions, Inc.*	90,170	3,214,560
PureCycle Technologies, Inc. (x)*	72,570	588,543
Quaker Chemical Corp.	7,500	1,191,525
Rayonier Advanced Materials, Inc.*	39,560	310,942
Sensient Technologies Corp.	25,565	3,151,909
Stepan Co.	11,388	634,539
Trinseo plc (r)	2,920	5
Tronox Holdings plc	64,240	404,712
Valhi, Inc.	2,320	34,034

		34,654,768

Construction Materials (0.2%)
Knife River Corp.*	34,380	2,875,887
Smith-Midland Corp.*	1,370	39,730
Titan America SA (x)	16,000	298,560

See Notes to Financial Statements.

1222

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
United States Lime & Minerals, Inc.	5,770	$603,946

		3,818,123

Containers & Packaging (0.2%)
Ardagh Metal Packaging SA	81,150	384,651
Greif, Inc., Class A	14,500	1,080,105
Greif, Inc., Class B	3,000	280,620
Myers Industries, Inc.	22,500	794,475
O-I Glass, Inc.*	91,000	876,330
Ranpak Holdings Corp., Class A*	28,520	208,481
TriMas Corp.	16,900	761,007

		4,385,669

Metals & Mining (1.9%)
Alpha Metallurgical Resources, Inc.*	8,130	1,340,962
American Battery Technology Co. (x)*	65,100	184,233
Ampco-Pittsburgh Corp.*	1,400	12,110
Caledonia Mining Corp. plc	11,580	221,178
Century Aluminum Co.*	41,550	1,911,715
Commercial Metals Co.	66,890	4,197,347
Compass Minerals International, Inc.*	19,500	607,035
Constellium SE*	74,430	2,372,084
Contango Silver & Gold, Inc. (x)*	14,340	226,429
Critical Metals Corp.*	40,200	412,050
Dakota Gold Corp.*	52,260	222,628
Elemental Royalty Corp. (x)	3,500	61,110
Ferroglobe plc	67,200	213,696
Friedman Industries, Inc.	1,100	35,398
Gold Resource Corp.*	18,500	23,310
Hycroft Mining Holding Corp., Class A (x)*	32,400	758,160
Idaho Strategic Resources, Inc.*	10,400	340,600
Ivanhoe Electric, Inc.*	58,140	558,725
Kaiser Aluminum Corp.	10,891	2,130,606
Lifezone Metals Ltd. (x)*	11,990	46,521
Materion Corp.	12,445	3,701,019
McEwen, Inc. (x)*	31,000	562,030
Metallus, Inc.*	23,300	435,477
NioCorp Developments Ltd.*	84,900	409,218
Novagold Resources, Inc.*	206,700	1,233,999
Perpetua Resources Corp.*	46,350	962,226
Ramaco Resources, Inc., Class A*	31,991	423,241
Ramaco Resources, Inc., Class B*	500	4,275
Realloys, Inc. (x)*	33,800	488,410
Ryerson Holding Corp.	37,070	912,293
Silver Bow Mining Corp.*	1,600	10,816
SSR Mining, Inc.*	130,870	3,701,004
SunCoke Energy, Inc.	42,510	342,206
Tredegar Corp.*	16,109	128,228
United States Antimony Corp. (x)*	63,900	463,914
US Gold Corp. (x)*	7,000	107,310
US Goldmining, Inc. (x)*	1,000	8,130
USA Rare Earth, Inc.*	115,200	2,486,016
Vista Gold Corp.*	20,300	38,773
Vox Royalty Corp. (x)	15,000	70,950
Warrior Met Coal, Inc.	31,480	2,554,917
Worthington Steel, Inc.	20,580	691,076

		35,611,425

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	12,568	197,066
Magnera Corp.*	20,600	242,050
Sylvamo Corp.	18,180	687,204

		1,126,320

Total Materials		79,596,305

Real Estate (5.7%)
Diversified REITs (0.5%)
AH Realty Trust, Inc. (REIT)	43,000	304,440
Alpine Income Property Trust, Inc. (REIT)	12,040	249,950
American Assets Trust, Inc. (REIT)	24,318	600,411
Broadstone Net Lease, Inc. (REIT)	115,460	2,386,558
CTO Realty Growth, Inc. (REIT)	13,118	282,168
Essential Properties Realty Trust, Inc. (REIT)	130,830	3,905,276
Gladstone Commercial Corp. (REIT) (x)	38,800	477,240
Global Net Lease, Inc. (REIT)	112,759	1,008,066
Modiv Industrial, Inc. (REIT), Class C	3,000	52,200
NexPoint Diversified Real Estate Trust (REIT)	30,236	156,925

		9,423,234

Health Care REITs (0.7%)
CareTrust REIT, Inc. (REIT)	125,573	5,066,871
Chiron Real Estate, Inc. (REIT) (x)	9,180	344,434
Community Healthcare Trust, Inc. (REIT)	14,200	259,576
Diversified Healthcare Trust (REIT)	122,460	1,138,878
LTC Properties, Inc. (REIT)	29,469	1,133,083
National Health Investors, Inc. (REIT)	28,828	2,198,423
National Healthcare Properties, Inc. (REIT), Class A*	27,000	395,550
Sabra Health Care REIT, Inc. (REIT)	151,463	2,955,043
Strawberry Fields REIT, Inc. (REIT)	2,550	35,062
Universal Health Realty Income Trust (REIT)	8,750	383,775

		13,910,695

Hotel & Resort REITs (0.8%)
Apple Hospitality REIT, Inc. (REIT)	130,430	2,192,528
Braemar Hotels & Resorts, Inc. (REIT)	69,410	149,925
Chatham Lodging Trust (REIT)	27,450	363,163
DiamondRock Hospitality Co. (REIT)	115,998	1,412,856
Park Hotels & Resorts, Inc. (REIT) (x)	111,900	1,594,575
Pebblebrook Hotel Trust (REIT)	61,712	1,197,830
RLJ Lodging Trust (REIT)	74,476	882,541
Ryman Hospitality Properties, Inc. (REIT)	37,234	4,786,431
Service Properties Trust (REIT)	348,100	588,289
Summit Hotel Properties, Inc. (REIT) (x)	53,600	375,736
Sunstone Hotel Investors, Inc. (REIT)	103,038	1,179,785
Xenia Hotels & Resorts, Inc. (REIT)	55,600	1,132,016

		15,855,675

See Notes to Financial Statements.

1223

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial REITs (0.4%)
Industrial Logistics Properties Trust (REIT)	31,660	$280,824
Innovative Industrial Properties, Inc. (REIT)	15,830	981,144
LXP Industrial Trust (REIT)	32,647	1,759,020
One Liberty Properties, Inc. (REIT)	12,003	293,113
Terreno Realty Corp. (REIT)	63,450	4,109,657

		7,423,758

Office REITs (0.6%)
Brandywine Realty Trust (REIT)	78,700	249,479
COPT Defense Properties (REIT)	68,910	2,507,635
Douglas Emmett, Inc. (REIT)	87,070	1,027,426
Easterly Government Properties, Inc. (REIT), Class A	25,888	645,388
Empire State Realty Trust, Inc. (REIT), Class A	74,300	401,963
Highwoods Properties, Inc. (REIT)	66,300	1,999,608
Hudson Pacific Properties, Inc. (REIT)*	26,304	399,557
JBG SMITH Properties (REIT)	50,670	743,329
NET Lease Office Properties (REIT)	11,430	127,216
Orion Properties, Inc. (REIT)	3,100	8,959
Piedmont Realty Trust, Inc. (REIT)*	72,000	658,800
Postal Realty Trust, Inc. (REIT), Class A (x)	16,480	406,067

SL Green Realty Corp. (REIT) (x)	43,170	2,234,911

		11,410,338

Real Estate Management & Development (0.8%)
AGNT, Inc.	45,480	246,047
American Realty Investors, Inc.*	610	13,585
Compass, Inc., Class A*	393,537	4,852,311
Comstock Holding Cos., Inc., Class A*	200	3,198
Cushman & Wakefield Ltd.*	141,696	1,897,310
Douglas Elliman, Inc.*	7,000	12,390
Forestar Group, Inc.*	12,763	403,949
FRP Holdings, Inc.*	8,420	210,416
Marcus & Millichap, Inc.	16,000	498,720
Maui Land & Pineapple Co., Inc.*	1,940	34,493
Newmark Group, Inc., Class A	84,624	1,278,669
Opendoor Technologies, Inc.*	558,400	2,579,808
RE/MAX Holdings, Inc., Class A (x)*	26,090	257,247
Real Brokerage, Inc. (The)*	101,270	184,311
RMR Group, Inc. (The), Class A	13,196	270,914
Seaport Entertainment Group, Inc. (x)*	1,700	45,220
St Joe Co. (The)	23,100	1,446,753
Tejon Ranch Co.*	13,042	243,885
Transcontinental Realty Investors, Inc.*	1,010	46,450

		14,525,676

Residential REITs (0.2%)
BRT Apartments Corp. (REIT)	11,810	181,520
Centerspace (REIT)	9,149	514,082
Independence Realty Trust, Inc. (REIT)	142,347	2,375,771
NexPoint Residential Trust, Inc. (REIT)	10,760	300,419
UMH Properties, Inc. (REIT)	39,770	602,118

		3,973,910

Retail REITs (1.3%)
Acadia Realty Trust (REIT)	73,783	1,542,803
Alexander’s, Inc. (REIT)	1,115	307,250
CBL & Associates Properties, Inc. (REIT)	13,400	711,406
Curbline Properties Corp. (REIT)	58,700	1,784,480
FrontView REIT, Inc. (REIT) (x)	9,900	200,277
Getty Realty Corp. (REIT)	34,575	1,153,422
InvenTrust Properties Corp. (REIT)	42,730	1,512,642
Kite Realty Group Trust (REIT)	123,422	3,502,716
Macerich Co. (The) (REIT) (x)	169,490	4,269,453
NETSTREIT Corp. (REIT) (x)	58,810	1,242,655
Phillips Edison & Co., Inc. (REIT)	76,260	3,173,941
Saul Centers, Inc. (REIT)	7,150	267,339
SITE Centers Corp. (REIT)	36,400	144,508
Tanger, Inc. (REIT)	68,030	2,685,144
Urban Edge Properties (REIT)	76,700	1,754,896
Whitestone REIT (REIT)	25,200	477,792

		24,730,724

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT)	24,600	238,128
Four Corners Property Trust, Inc. (REIT)	66,020	1,620,791
Gladstone Land Corp. (REIT)	29,900	255,047
Outfront Media, Inc. (REIT)	95,707	3,135,361
Safehold, Inc. (REIT)	33,057	518,995
Smartstop Self Storage REIT, Inc. (REIT)	29,900	971,750

		6,740,072

Total Real Estate		107,994,082

Utilities (2.6%)
Electric Utilities (0.7%)
Genie Energy Ltd., Class B	11,090	160,250
Hawaiian Electric Industries, Inc.*	90,890	1,229,742
MGE Energy, Inc.	20,279	1,653,550
Otter Tail Corp.	23,225	2,089,786
Portland General Electric Co.	70,082	3,632,350
TXNM Energy, Inc.	61,771	3,507,357

		12,273,035

Gas Utilities (1.0%)
Brookfield Infrastructure Corp., Class A	74,909	2,883,997
Chesapeake Utilities Corp.	14,400	1,763,712
New Jersey Resources Corp.	61,062	3,421,914
Northwest Natural Holding Co.	25,492	1,250,638
ONE Gas, Inc.	37,840	2,916,329
RGC Resources, Inc.	2,610	62,379
Southwest Gas Holdings, Inc.	39,696	3,520,241
Spire, Inc.	35,182	2,747,362

		18,566,572

Independent Power and Renewable Electricity Producers (0.2%)
Hallador Energy Co.*	14,810	257,546

See Notes to Financial Statements.

1224

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Montauk Renewables, Inc. (x)*	47,280	$73,756
Ormat Technologies, Inc.	37,310	4,063,059

		4,394,361

Multi-Utilities (0.4%)
Avista Corp.	49,789	2,036,868
Black Hills Corp.	46,129	3,431,998
Northwestern Energy Group, Inc.	34,868	2,497,246
Unitil Corp.	8,100	426,789

		8,392,901

Water Utilities (0.3%)
American States Water Co.	23,658	1,954,861
Cadiz, Inc.*	50,130	209,543
California Water Service Group	36,040	1,753,346
Consolidated Water Co. Ltd.	9,050	266,975
Global Water Resources, Inc.	9,070	65,667
H2O America (x)	18,170	1,104,191
Middlesex Water Co.	11,300	634,608
Pure Cycle Corp.*	14,680	157,223
York Water Co. (The)	8,890	272,478

		6,418,892

Total Utilities		50,045,761

Total Common Stocks (99.0%) (Cost $1,227,911,169)		1,880,115,918

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)†
Food Products (0.0%)†
TreeHouse Foods, Inc., CVR*	27,000	47,250

Total Consumer Staples		47,250

Health Care (0.0%)†
Biotechnology (0.0%)†
89bio, Inc., CVR *	61,550	18,465
Aduro Biotech, Inc., CVR (r)*	10,614	—
Akero Therapeutics, Inc., CVR*	39,050	19,525
Cartesian Therapeutics, Inc.*	11,360	1,534
Chinook Therapeutics, Inc., CVR*	35,960	7,192
Metsera, Inc., CVR (x)*	27,845	125,302
Sanofi Aatd, Inc., CVR (r)*	19,600	9,518

		181,536

Health Care Equipment & Supplies (0.0%)†
Paragon 28, Inc., CVR (r)*	33,030	2,230

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27 (r)*	7,376	—

Pharmaceuticals (0.0%)†
Rain Oncology, Inc., CVR (r)(x)*	21,290	798

Total Health Care		184,564

Materials (0.0%) †
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	23,700	35,550

Total Materials		35,550

Total Rights (0.0%)† (Cost $215,464)		267,364

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.8%)
BlackRock Liquidity FedFund, Institutional Shares 3.54% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	2,000,000	2,000,000
Fidelity Government Portfolio, Institutional Shares 3.53% (7 day yield) (xx)	25,000,000	25,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	40,006,935	40,006,935
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 3.56% (7 day yield) (xx)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 3.58% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		72,006,935

Total Short-Term Investments (3.8%) (Cost $72,006,935)		72,006,935

Total Investments in Securities (102.8%) (Cost $1,300,133,568)		1,952,390,217
Other Assets Less Liabilities (-2.8%)		(53,250,246)

Net Assets (100%)		$1,899,139,971

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the market value or fair value, as applicable, of these securities amounted to $1,000,928 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $83,553,357. This was collateralized by $14,281,899 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/9/26 – 11/15/55 and by cash of $72,063,172 of which $72,006,935 was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

1225

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	112	9/2026	USD	17,055,360	418,484

					418,484

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$45,874,737	$—	$—		$45,874,737
Consumer Discretionary	177,440,388	—	—		177,440,388
Consumer Staples	36,442,071	—	—		36,442,071
Energy	107,957,096	—	—		107,957,096
Financials	349,460,274	—	—	(a)	349,460,274
Health Care	375,833,731	—	—	(a)	375,833,731
Industrials	280,120,479	—	—		280,120,479
Information Technology	269,350,994	—	—		269,350,994
Materials	79,596,300	—	5		79,596,305
Real Estate	107,994,082	—	—		107,994,082
Utilities	50,045,761	—	—		50,045,761
Futures	418,484	—	—		418,484
Rights
Consumer Staples	—	47,250	—		47,250
Health Care	—	172,018	12,546		184,564
Materials	—	35,550	—		35,550
Short-Term Investments
Investment Companies	72,006,935	—	—		72,006,935

Total Assets	$1,952,541,332	$254,818	$12,551		$1,952,808,701

Total Liabilities	$—	$—	$—		$—

Total	$1,952,541,332	$254,818	$12,551		$1,952,808,701

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$418,484	*

Total		$418,484

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1226

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$1,372,395	$1,372,395

Total	$1,372,395	$1,372,395

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$896,538	$896,538

Total	$896,538	$896,538

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$14,453,000

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$357,961,047
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$401,836,764

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$804,841,187
Aggregate gross unrealized depreciation	(156,857,160)

Net unrealized appreciation	$647,984,027

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,304,824,674

See Notes to Financial Statements.

1227

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $1,300,133,568)	$1,952,390,217
Cash	14,088,676
Cash held as collateral at broker for futures	1,696,690
Receivable for securities sold	3,280,031
Due from Custodian	2,679,733
Dividends, interest and other receivables	1,344,605
Receivable for Portfolio shares sold	357,095
Securities lending income receivable	47,764
Other assets	18,174

Total assets	1,975,902,985

LIABILITIES
Payable for return of collateral on securities loaned	72,006,935
Payable for securities purchased	2,679,733
Payable for Portfolio shares repurchased	823,609
Investment management fees payable	379,850
Distribution fees payable – Class IB	355,477
Due to broker for futures variation margin	251,000
Administrative fees payable	136,305
Accrued expenses	130,105

Total liabilities	76,763,014

Commitments and contingent liabilities^
NET ASSETS	$1,899,139,971

Net assets were comprised of:
Paid in capital	$993,114,505
Total distributable earnings (loss)	906,025,466

Net assets	$1,899,139,971

Class IB
Net asset value, offering and redemption price per share, $1,777,428,221 / 117,314,341 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.15

Class K
Net asset value, offering and redemption price per share, $121,711,750 / 8,027,257 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.16

(x)	Includes value of securities on loan of $83,553,357.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $18,602 foreign withholding tax)	$11,162,751
Interest	253,983
Securities lending (net)	310,111

Total income	11,726,845

EXPENSES
Investment management fees	2,135,867
Distribution fees – Class IB	1,999,193
Administrative fees	766,958
Professional fees	53,694
Custodian fees	46,591
Printing and mailing expenses	44,899
Trustees’ fees	25,993
Miscellaneous	113,154

Total expenses	5,186,349

NET INVESTMENT INCOME (LOSS)	6,540,496

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	237,667,197
Futures contracts	1,372,395

Net realized gain (loss)	239,039,592

Change in unrealized appreciation (depreciation) on:
Investments in securities	105,036,089
Futures contracts	896,538

Net change in unrealized appreciation (depreciation)	105,932,627

NET REALIZED AND UNREALIZED GAIN (LOSS)	344,972,219

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$351,512,715

See Notes to Financial Statements.

1228

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,540,496	$9,716,149
Net realized gain (loss)	239,039,592	66,666,366
Net change in unrealized appreciation (depreciation)	105,932,627	105,709,296

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	351,512,715	182,091,811

Distributions to shareholders:
Class IB	—	(61,051,211)
Class K	—	(4,357,522)

Total distributions to shareholders	—	(65,408,733)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 4,870,063 and 9,965,073 shares, respectively ]	65,766,329	114,015,380
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,797,511 shares, respectively ]	—	61,051,211
Capital shares repurchased [ (8,529,150) and (14,976,387) shares, respectively ]	(115,598,553)	(174,872,788)

Total Class IB transactions	(49,832,224)	193,803

Class K
Capital shares sold [ 306,410 and 653,166 shares, respectively ]	4,136,021	7,482,695
Capital shares issued in reinvestment of dividends and distributions [ 0 and 342,643 shares, respectively ]	—	4,357,522
Capital shares repurchased [ (467,666) and (1,220,019) shares, respectively ]	(6,307,497)	(13,895,049)

Total Class K transactions	(2,171,476)	(2,054,832)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(52,003,700)	(1,861,029)

TOTAL INCREASE (DECREASE) IN NET ASSETS	299,509,015	114,822,049
NET ASSETS:
Beginning of period	1,599,630,956	1,484,808,907

End of period	$1,899,139,971	$1,599,630,956

See Notes to Financial Statements.

1229

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EQ/SMALL COMPANY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

			Year Ended December 31,
Class IB	Six Months Ended June 30, 2026 (Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.39		$11.46	$11.07	$9.90	$12.92	$12.59

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.07	0.09	0.11	0.09	0.07	(aa)
Net realized and unrealized gain (loss)	2.71		1.38	1.19	1.54	(2.64)	1.79

Total from investment operations	2.76		1.45	1.28	1.65	(2.55)	1.86

Less distributions:
Dividends from net investment income	—		(0.10)	(0.15)	(0.12)	(0.10)	(0.09)
Distributions from net realized gains	—		(0.42)	(0.74)	(0.36)	(0.37)	(1.44)

Total dividends and distributions	—		(0.52)	(0.89)	(0.48)	(0.47)	(1.53)

Net asset value, end of period	$15.15		$12.39	$11.46	$11.07	$9.90	$12.92

Total return (b)(y)	22.28%		12.57%	11.19%	16.72%	(19.80)%	15.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,777,428		$1,498,265	$1,388,496	$1,181,160	$1,019,651	$1,276,432
Ratio of expenses to average net assets:
After waivers (a)(f)	0.62%		0.63%	0.63%	0.64%	0.63%	0.62%
Before waivers (a)(f)	0.62%		0.63%	0.63%	0.64%	0.63%	0.62%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	0.75%		0.64%	0.75%	1.06%	0.84%	0.49	%(bb)
Before waivers (a)(g)	0.75%		0.64%	0.75%	1.06%	0.84%	0.49	%(bb)
Portfolio turnover rate ^	21	%(z)	13%	16%	13%	15%	16%

			Year Ended December 31,
Class K	Six Months Ended June 30, 2026 (Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.38		$11.45	$11.06	$9.89	$12.90	$12.58

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.10	0.12	0.14	0.12	0.10	(aa)
Net realized and unrealized gain (loss)	2.71		1.38	1.19	1.54	(2.63)	1.78

Total from investment operations	2.78		1.48	1.31	1.68	(2.51)	1.88

Less distributions:
Dividends from net investment income	—		(0.13)	(0.18)	(0.15)	(0.13)	(0.12)
Distributions from net realized gains	—		(0.42)	(0.74)	(0.36)	(0.37)	(1.44)

Total dividends and distributions	—		(0.55)	(0.92)	(0.51)	(0.50)	(1.56)

Net asset value, end of period	$15.16		$12.38	$11.45	$11.06	$9.89	$12.90

Total return (b)(y)	22.46%		12.82%	11.45%	17.00%	(19.55)%	15.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$121,712		$101,366	$96,313	$84,529	$75,824	$96,112
Ratio of expenses to average net assets:
After waivers (a)(f)	0.37%		0.38%	0.38%	0.39%	0.38%	0.37%
Before waivers (a)(f)	0.37%		0.38%	0.38%	0.39%	0.38%	0.37%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	1.00%		0.89%	1.00%	1.30%	1.09%	0.73	%(bb)
Before waivers (a)(g)	1.00%		0.89%	1.00%	1.30%	1.09%	0.73	%(bb)
Portfolio turnover rate ^	21	%(z)	13%	16%	13%	15%	16%

See Notes to Financial Statements.

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EQ/SMALL COMPANY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.06 and $0.09 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.08% lower.

See Notes to Financial Statements.

1231

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EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Health Care (99.5%)
Biotechnology (36.5%)
AbbVie, Inc.	37,236	$9,370,067
Abivax SA (ADR)*	1,683	224,277
Agios Pharmaceuticals, Inc.*	1,992	73,923
Aktis Oncology, Inc. (x)*	4,864	156,767
Alkermes plc*	7,900	413,921
Allogene Therapeutics, Inc.*	59,892	124,575
Alnylam Pharmaceuticals, Inc.*	4,286	1,290,215
Amgen, Inc.	9,359	3,389,081
Apogee Therapeutics, Inc.*	1,936	256,965
Argenx SE (ADR)*	1,204	1,117,035
Arrowhead Pharmaceuticals, Inc.*	2,561	208,747
Ascendis Pharma A/S*	2,570	685,470
Atrium Therapeutics, Inc.*	10,400	139,880
Aura Biosciences, Inc.*	3,602	25,574
Avalo Therapeutics, Inc. (x)*	7,332	135,495
Beam Therapeutics, Inc.*	13,174	452,132
BeOne Medicines Ltd., Class H*	32,055	699,274
Bicara Therapeutics, Inc.*	9,747	289,388
Bicycle Therapeutics plc (ADR)*	9,600	40,704
Biohaven Ltd.*	15,998	238,050
BioMarin Pharmaceutical, Inc.*	900	51,498
BioNTech SE (ADR)*	2,000	186,100
BridgeBio Oncology Therapeutics, Inc., Class A (x)*	4,884	37,216
Bridgebio Pharma, Inc.*	5,971	444,720
Cabaletta Bio, Inc.*	26,242	81,613
Caris Life Sciences, Inc.*	1,579	28,138
Celcuity, Inc. (x)*	770	80,557
Celldex Therapeutics, Inc.*	7,404	275,503
CG oncology, Inc.*	7,622	541,543
Climb Bio, Inc.*	25,624	334,137
Cogent Biosciences, Inc.*	6,212	240,404
Corvus Pharmaceuticals, Inc.*	12,357	184,614
Crescent Biopharma, Inc. (x)*	4,414	79,452
Cullinan Therapeutics, Inc.*	10,800	196,668
Cytokinetics, Inc.*	6,427	547,516
Denali Therapeutics, Inc.*	5,543	142,566
Dianthus Therapeutics, Inc.*	6,843	667,056
Disc Medicine, Inc.*	2,096	153,302
Dyne Therapeutics, Inc.*	1,800	39,978
Eikon Therapeutics, Inc. (x)*	5,071	66,177
Entrada Therapeutics, Inc.*	6,365	46,846
Erasca, Inc.*	40,500	741,960
Evommune, Inc. (x)*	5,933	78,850
Generate Biomedicines, Inc.*	13,453	226,952
Gilead Sciences, Inc.	41,362	5,225,675
Hemab Therapeutics Holdings, Inc.*	3,022	110,998
Ideaya Biosciences, Inc.*	11,415	425,437
Immatics NV*	8,500	86,105
Immix Biopharma, Inc. (x)*	19,704	203,148
Immuneering Corp., Class A (x)*	8,767	43,747
Immunocore Holdings plc (ADR)*	11,527	365,982
Immunome, Inc. (x)*	19,300	408,967
Incyte Corp.*	1,807	204,842
Insmed, Inc.*	8,728	930,579
Ionis Pharmaceuticals, Inc.*	6,852	543,295
Iovance Biotherapeutics, Inc. (x)*	18,427	76,656
Kailera Therapeutics, Inc. (x)*	23,307	513,453
Kodiak Sciences, Inc.*	15,917	620,126
Krystal Biotech, Inc.*	2,207	820,276
Kymera Therapeutics, Inc.*	14,490	1,661,568
Kyverna Therapeutics, Inc. (x)*	11,854	105,619
Madrigal Pharmaceuticals, Inc.*	900	483,255
MapLight Therapeutics, Inc. (x)*	633	22,687
Mirum Pharmaceuticals, Inc. (x)*	6,210	727,005
Moderna, Inc.*	22,200	1,554,666
Monte Rosa Therapeutics, Inc.*	28,115	680,383
MoonLake Immunotherapeutics, Class A*	14,014	272,853
Nanobiotix SA*	3,887	142,672
Natera, Inc.*	9,745	2,645,280
Newamsterdam Pharma Co. NV*	14,300	484,627
Nurix Therapeutics, Inc.*	20,883	506,622
Odyssey Therapeutics, Inc. (x)*	5,571	104,233
Olema Pharmaceuticals, Inc.*	11,900	148,869
ORIC Pharmaceuticals, Inc.*	26,425	286,183
Oruka Therapeutics, Inc. (x)*	6,967	663,049
Palvella Therapeutics, Inc. (x)*	2,275	347,666
Parabilis Medicines, Inc.*	7,141	195,449
Praxis Precision Medicines, Inc.*	2,107	705,403
Protagonist Therapeutics, Inc.*	13,021	1,596,114
Regeneron Pharmaceuticals, Inc.	878	547,468
Relay Therapeutics, Inc.*	27,509	514,693
Revolution Medicines, Inc.*	7,895	1,478,576
Rhythm Pharmaceuticals, Inc.*	4,253	472,211
Roivant Sciences Ltd.*	37,885	1,340,750
Scholar Rock Holding Corp.*	12,192	670,560
Sensorion SA (x)*	188,907	51,084
Shattuck Labs, Inc.*	28,510	197,859
Sionna Therapeutics, Inc. (x)*	4,455	195,976
Spyre Therapeutics, Inc.*	11,317	1,004,723
Stoke Therapeutics, Inc.*	7,792	254,954
Summit Therapeutics, Inc. (x)*	39,654	577,759
Tango Therapeutics, Inc.*	21,992	687,470
Tectonic Therapeutic, Inc. (x)*	536	18,425
Tenax Therapeutics, Inc.*	8,857	128,869
Twist Bioscience Corp.*	8,700	895,056
Tyra Biosciences, Inc. (x)*	5,200	166,088
United Therapeutics Corp.*	1,521	824,123
Vaxcyte, Inc.*	6,552	380,868
Vera Therapeutics, Inc., Class A*	12,402	532,170
Vertex Pharmaceuticals, Inc.*	8,487	4,215,748
Viridian Therapeutics, Inc.*	22,670	416,448
Xencor, Inc.*	4,411	71,017
Xenon Pharmaceuticals, Inc.*	900	54,324

		64,415,614

Health Care Equipment & Supplies (7.7%)
Abbott Laboratories	39,200	3,557,008
Boston Scientific Corp.*	19,774	843,954
Edwards Lifesciences Corp.*	12,186	1,102,345
GE HealthCare Technologies, Inc.	700	44,807
Inspire Medical Systems, Inc.*	1,900	84,759
Intuitive Surgical, Inc.*	8,815	3,505,549
Medtronic plc	10,400	813,592
Procept Biorobotics Corp.*	3,327	75,124
Sonova Holding AG (Registered)	1,214	288,328
Stryker Corp.	10,613	3,341,397

		13,656,863

See Notes to Financial Statements.

1232

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EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (14.9%)
Alignment Healthcare, Inc.*	16,656	$396,579
Billiontoone, Inc., Class A*	5,958	714,841
BrightSpring Health Services, Inc. (x)*	22,264	1,552,691
Cardinal Health, Inc.	8,206	1,949,417
Cencora, Inc.	953	269,680
Centene Corp.*	16,955	1,088,341
CVS Health Corp.	16,818	1,739,822
Elevance Health, Inc.	7,394	2,859,482
Encompass Health Corp.	2,209	223,286
Guardant Health, Inc.*	15,290	2,293,959
Humana, Inc.	1,680	667,330
Quest Diagnostics, Inc.	800	169,560
Tenet Healthcare Corp.*	9,417	1,761,732
UnitedHealth Group, Inc.	25,398	10,556,171

		26,242,891

Health Care Technology (0.1%)
Veeva Systems, Inc., Class A*	1,400	248,458

Life Sciences Tools & Services (6.4%)
Adaptive Biotechnologies Corp.*	6,442	138,181
Agilent Technologies, Inc.	3,800	504,754
Charles River Laboratories International, Inc.*	5,100	1,156,629
Danaher Corp.	13,953	2,657,767
ICON plc*	1,900	330,049
IQVIA Holdings, Inc.*	902	174,285
Medpace Holdings, Inc.*	1,265	669,931
Thermo Fisher Scientific, Inc.	9,404	4,714,790
Waters Corp.*	1,280	480,051
West Pharmaceutical Services, Inc.	1,300	466,700

		11,293,137

Pharmaceuticals (33.9%)
Alto Neuroscience, Inc.*	4,100	108,199
Alumis, Inc.*	9,325	262,405
AstraZeneca plc	4,558	864,288
Avalyn Pharma, Inc.*	5,781	190,310
Axsome Therapeutics, Inc.*	2,379	582,308
Belite Bio, Inc. (ADR)*	1,400	215,579
Bristol-Myers Squibb Co.	68,555	3,950,139
Chugai Pharmaceutical Co. Ltd.	19,400	898,204
Crinetics Pharmaceuticals, Inc.*	13,341	499,220
Definium Therapeutics, Inc.*	20,192	949,832
Eli Lilly & Co.	21,120	25,331,962
Enliven Therapeutics, Inc.*	10,047	509,885
Johnson & Johnson	44,072	11,192,966
Liquidia Corp. (x)*	5,738	457,491
MBX Biosciences, Inc.*	9,865	544,548
Merck & Co., Inc.	58,349	7,497,846
Novo Nordisk A/S (ADR)	11,824	566,843
Ocular Therapeutix, Inc.*	22,400	219,968
Pharvaris NV*	4,824	166,814
Rapport Therapeutics, Inc.*	8,604	358,529
Royalty Pharma plc, Class A	32,273	1,809,547
Seaport Therapeutics, Inc. (x)*	14,818	321,847
SpyGlass Pharma, Inc.*	4,214	93,804
Structure Therapeutics, Inc. (ADR)*	6,468	347,138
Tarsus Pharmaceuticals, Inc.*	2,660	167,420
Teva Pharmaceutical Industries Ltd. (ADR)*	12,500	423,500
Viatris, Inc.	76,300	1,211,644
WaVe Life Sciences Ltd.*	18,793	109,187

		59,851,423

Total Common Stocks (99.5%) (Cost $115,144,525)		175,708,386

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Generation Bio Co., CVR* (Cost $2,370)	3,013	2,370

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Revolution Medicines, Inc., expiring 12/17/26*	3,127	29,394

Health Care Providers & Services (0.0%)†
GeneDx Holdings Corp., expiring 7/22/26*	3,332	9

Life Sciences Tools & Services (0.0%)
SomaLogic, Inc., expiring 8/31/26 (r)*	1,418	—

Total Health Care		29,403

Total Warrants (0.0%)† (Cost $—)		29,403

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.5%)
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	300,000	300,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	2,266,370	2,266,370
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	41,189	41,189

Total Investment Companies		2,607,559

Total Short-Term Investments (1.5%) (Cost $2,607,559)		2,607,559

Total Investments in Securities (101.0%) (Cost $117,754,454)		178,347,718
Other Assets Less Liabilities (-1.0%)		(1,758,027)

Net Assets (100%)		$176,589,691

See Notes to Financial Statements.

1233

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

*	Non-income producing.
†	Percent shown is less than 0.05%.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $6,139,225. This was collateralized by $3,702,589 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 7/9/26 - 5/15/56 and by cash of $2,624,929 of which $2,607,559 was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Health Care	$173,628,824	$2,079,562	$—		$175,708,386
Rights
Health Care	—	2,370	—		2,370
Short-Term Investments
Investment Companies	2,607,559	—	—		2,607,559
Warrants
Health Care	29,403	—	—	(a)	29,403

Total Assets	$176,265,786	$2,081,932	$—		$178,347,718

Total Liabilities	$—	$—	$—		$—

Total	$176,265,786	$2,081,932	$—		$178,347,718

(a)	Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$92,264,875
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$103,793,264

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,878,077
Aggregate gross unrealized depreciation	(4,208,928)

Net unrealized appreciation	$59,669,149

Federal income tax cost of investments in securities and derivative instruments, if applicable	$118,678,569

For the period ended June 30, 2026, the Portfolio incurred approximately $43 as brokerage commissions with Bernstein Institutional Services, LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES June 30, 2026 (Unaudited)
ASSETS
Investments in Securities, at value (x) (Cost $117,754,454)	$178,347,718
Cash	992,005
Foreign cash (Cost $1,080)	1,088
Dividends, interest and other receivables	104,200
Receivable for Portfolio shares sold	4,921
Securities lending income receivable	3,076
Receivable for securities sold	715
Other assets	2,478

Total assets	179,456,201

LIABILITIES
Payable for return of collateral on securities loaned	2,607,559
Investment management fees payable	105,332
Payable for securities purchased	50,634
Distribution fees payable – Class IB	33,883
Payable for Portfolio shares repurchased	17,548
Administrative fees payable	12,158
Accrued expenses	39,396

Total liabilities	2,866,510

Commitments and contingent liabilities^
NET ASSETS	$176,589,691

Net assets were comprised of:
Paid in capital	$93,876,714
Total distributable earnings (loss)	82,712,977

Net assets	$176,589,691

Class IB
Net asset value, offering and redemption price per share, $176,589,691 / 2,463,002 shares outstanding (unlimited amount authorized: $0.01 par value)	$71.70

(x)	Includes value of securities on loan of $6,139,225.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $4,852 foreign withholding tax)	$743,172
Interest	20,104
Securities lending (net)	38,124

Total income	801,400

EXPENSES
Investment management fees	778,155
Distribution fees – Class IB	204,777
Administrative fees	73,529
Professional fees	32,381
Custodian fees	18,155
Printing and mailing expenses	9,974
Trustees’ fees	2,643
Miscellaneous	1,662

Gross expenses	1,121,276
Less: Waiver from investment manager	(137,910)

Net expenses	983,366

NET INVESTMENT INCOME (LOSS)	(181,966)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	19,592,298
Foreign currency transactions	(46)

Net realized gain (loss)	19,592,252

Change in unrealized appreciation (depreciation) on:
Investments in securities	(7,640,880)
Foreign currency translations	(425)

Net change in unrealized appreciation (depreciation)	(7,641,305)

NET REALIZED AND UNREALIZED GAIN (LOSS)	11,950,947

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,768,981

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(181,966)	$(754,760)
Net realized gain (loss)	19,592,252	5,977,135
Net change in unrealized appreciation (depreciation)	(7,641,305)	23,988,715

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,768,981	29,211,090

Distributions to shareholders:
Class IB	—	(2,918,870)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 83,720 and 262,131 shares, respectively ]	5,425,489	15,100,833
Capital shares issued in reinvestment of dividends and distributions [ 0 and 46,043 shares, respectively ]	—	2,918,870
Capital shares repurchased [ (255,001) and (554,607) shares, respectively ]	(16,672,930)	(32,558,672)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(11,247,441)	(14,538,969)

TOTAL INCREASE (DECREASE) IN NET ASSETS	521,540	11,753,251
NET ASSETS:
Beginning of period	176,068,151	164,314,900

End of period	$176,589,691	$176,068,151

See Notes to Financial Statements.

1236

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EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$66.84		$57.04	$59.36	$58.52	$69.08	$65.47

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.07)		(0.27)	(0.31)	(0.23)	(0.24)	(0.39)
Net realized and unrealized gain (loss)	4.93		11.16	1.35	2.53	(9.03)	6.57

Total from investment operations	4.86		10.89	1.04	2.30	(9.27)	6.18

Less distributions:
Distributions from net realized gains	—		(1.09)	(3.36)	(1.46)	(1.29)	(2.57)

Net asset value, end of period	$71.70		$66.84	$57.04	$59.36	$58.52	$69.08

Total return (b)(y)	7.27%		19.21%	1.58%	3.97%	(13.38)%	9.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$176,590		$176,068	$164,315	$183,554	$194,013	$238,956
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	1.20%		1.20%	1.20%	1.20%	1.20%	1.20%
Before waivers (a)(f)	1.37%		1.37%	1.37%	1.37%	1.36%	1.35%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	(0.22)%		(0.47)%	(0.49)%	(0.40)%	(0.41)%	(0.56)%
Before waivers (a)(g)	(0.39)%		(0.64)%	(0.66)%	(0.57)%	(0.57)%	(0.71)%
Portfolio turnover rate^	55	%(z)	67%	42%	43%	23%	31%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized

See Notes to Financial Statements.

1237

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.3%)
Diversified Telecommunication Services (2.0%)
Verizon Communications, Inc.	701,482	$29,700,748

Interactive Media & Services (4.3%)
Alphabet, Inc., Class C	178,400	63,034,072

Total Communication Services		92,734,820

Consumer Discretionary (5.7%)
Household Durables (4.0%)
Lennar Corp., Class A	304,659	27,568,593
Sony Group Corp. (ADR)	1,596,900	32,033,814

		59,602,407

Specialty Retail (1.7%)
Lowe’s Cos., Inc.	112,978	24,910,519

Total Consumer Discretionary		84,512,926

Consumer Staples (5.5%)
Beverages (2.3%)
Coca-Cola Co. (The)	418,700	34,027,749

Food Products (1.6%)
McCormick & Co., Inc. (Non-Voting)	468,169	23,605,081

Household Products (1.6%)
Procter & Gamble Co. (The)	164,687	24,149,701

Total Consumer Staples		81,782,531

Energy (3.9%)
Oil, Gas & Consumable Fuels (3.9%)
Chevron Corp.	161,600	26,786,816
TotalEnergies SE	400,500	31,142,880

Total Energy		57,929,696

Financials (20.9%)
Banks (11.7%)
Cullen/Frost Bankers, Inc.	167,795	25,927,683
Mitsubishi UFJ Financial Group, Inc. (ADR) (x)	1,975,200	39,286,728
PNC Financial Services Group, Inc. (The)	148,017	36,444,746
US Bancorp	670,678	40,508,951
Wells Fargo & Co.	382,012	31,569,472

		173,737,580

Capital Markets (4.0%)
Ameriprise Financial, Inc.	79,500	36,471,420
Blackstone, Inc.	187,779	22,095,955

		58,567,375

Consumer Finance (3.3%)
Capital One Financial Corp.	239,569	48,062,333

Insurance (1.9%)
American International Group, Inc.	380,246	28,339,734

Total Financials		308,707,022

Health Care (9.5%)
Biotechnology (2.6%)
Amgen, Inc.	108,344	39,233,529

Health Care Equipment & Supplies (4.8%)
Alcon AG (x)	317,215	21,285,127
Edwards Lifesciences Corp.*	335,200	30,322,192
Medtronic plc	239,487	18,735,068

		70,342,387

Pharmaceuticals (2.1%)
Merck & Co., Inc.	242,906	31,213,421

Total Health Care		140,789,337

Industrials (11.0%)
Aerospace & Defense (2.3%)
General Dynamics Corp.	98,019	34,722,251

Ground Transportation (1.8%)
Uber Technologies, Inc.*	373,519	26,953,131

Machinery (6.9%)
Oshkosh Corp.	174,291	26,750,183
Parker-Hannifin Corp.	76,337	74,666,746

		101,416,929

Total Industrials		163,092,311

Information Technology (18.1%)
Communications Equipment (2.4%)
Motorola Solutions, Inc.	85,627	35,560,037

Electronic Equipment, Instruments & Components (2.6%)
Teledyne Technologies, Inc.*	57,232	38,168,021

Semiconductors & Semiconductor Equipment (5.1%)
Microchip Technology, Inc.	393,100	35,850,720
QUALCOMM, Inc.	212,200	39,212,438

		75,063,158

Software (8.0%)
Adobe, Inc.*	79,300	16,258,086
Autodesk, Inc.*	144,003	27,997,063
Microsoft Corp.	120,400	44,911,608
Synopsys, Inc.*	65,400	29,172,978

		118,339,735

Total Information Technology		267,130,951

Materials (12.8%)
Chemicals (10.2%)
Air Products and Chemicals, Inc.	94,207	27,619,608
Corteva, Inc.	669,484	56,698,600
Ecolab, Inc.	134,253	37,404,229
RPM International, Inc.	258,074	28,684,925

		150,407,362

Construction Materials (2.6%)
Martin Marietta Materials, Inc.	67,878	39,145,242

Total Materials		189,552,604

See Notes to Financial Statements.

1238

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (1.4%)
Residential REITs (1.4%)
Equity LifeStyle Properties, Inc. (REIT)	312,384	$20,133,149

Total Real Estate		20,133,149

Utilities (4.1%)
Electric Utilities (2.2%)
Xcel Energy, Inc.	405,470	32,559,241

Water Utilities (1.9%)
American Water Works Co., Inc.	213,826	28,135,225

Total Utilities		60,694,466

Total Common Stocks (99.2%) (Cost $1,117,671,755)		1,467,059,813

SHORT-TERM INVESTMENTS:
Investment Companies (0.4%)
Allspring Government Money Market Fund, Select Shares 3.57% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	5,047,871	5,047,871
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	600,000	600,000

Total Investment Companies		6,647,871

Total Short-Term Investments (0.4%) (Cost $6,647,871)		6,647,871

Total Investments in Securities (99.6%) (Cost $1,124,319,626)		1,473,707,684
Other Assets Less Liabilities (0.4%)		6,162,733

Net Assets (100%)		$1,479,870,417

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $9,436,564. This was collateralized by $3,115,694 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/9/26 – 5/15/56 and by cash of $6,647,871 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$92,734,820	$—	$—	$92,734,820
Consumer Discretionary	84,512,926	—	—	84,512,926
Consumer Staples	81,782,531	—	—	81,782,531
Energy	57,929,696	—	—	57,929,696
Financials	308,707,022	—	—	308,707,022
Health Care	140,789,337	—	—	140,789,337
Industrials	163,092,311	—	—	163,092,311
Information Technology	267,130,951	—	—	267,130,951
Materials	189,552,604	—	—	189,552,604
Real Estate	20,133,149	—	—	20,133,149
Utilities	60,694,466	—	—	60,694,466
Short-Term Investments
Investment Companies	6,647,871	—	—	6,647,871

Total Assets	$1,473,707,684	$—	$—	$1,473,707,684

Total Liabilities	$—	$—	$—	$—

Total	$1,473,707,684	$—	$—	$1,473,707,684

See Notes to Financial Statements.

1239

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$148,708,656
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$182,023,966

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$405,088,785
Aggregate gross unrealized depreciation	(57,464,184)

Net unrealized appreciation	$347,624,601

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,126,083,083

See Notes to Financial Statements.

1240

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $1,124,319,626)	$1,473,707,684
Cash	10,876,284
Dividends, interest and other receivables	2,441,763
Receivable for Portfolio shares sold	1,101,307
Securities lending income receivable	4,863
Other assets	15,473

Total assets	1,488,147,374

LIABILITIES
Payable for return of collateral on securities loaned	6,647,871
Investment management fees payable	666,060
Payable for Portfolio shares repurchased	486,907
Distribution fees payable – Class IB	251,996
Administrative fees payable	108,604
Accrued expenses	115,519

Total liabilities	8,276,957

Commitments and contingent liabilities^
NET ASSETS	$1,479,870,417

Net assets were comprised of:
Paid in capital	$1,069,188,733
Total distributable earnings (loss)	410,681,684

Net assets	$1,479,870,417

Class IB
Net asset value, offering and redemption price per share, $1,232,722,400 / 50,289,691 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.51

Class K
Net asset value, offering and redemption price per share, $247,148,017 / 10,104,154 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.46

(x)	Includes value of securities on loan of $9,436,564.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $242,684 foreign withholding tax)	$13,841,064
Interest	360,394
Securities lending (net)	69,397

Total income	14,270,855

EXPENSES
Investment management fees	4,106,609
Distribution fees – Class IB	1,552,175
Administrative fees	670,654
Professional fees	49,287
Printing and mailing expenses	40,867
Custodian fees	31,192
Trustees’ fees	23,624
Miscellaneous	15,385

Total expenses	6,489,793

NET INVESTMENT INCOME (LOSS)	7,781,062

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	55,974,234

Net change in unrealized appreciation (depreciation) on investments in securities	(35,520,512)

NET REALIZED AND UNREALIZED GAIN (LOSS)	20,453,722

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,234,784

See Notes to Financial Statements.

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EQ/VALUE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,781,062	$17,132,198
Net realized gain (loss)	55,974,234	35,081,963
Net change in unrealized appreciation (depreciation)	(35,520,512)	107,703,603

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	28,234,784	159,917,764

Distributions to shareholders:
Class IB	—	(48,506,097)
Class K	—	(10,716,678)

Total distributions to shareholders	—	(59,222,775)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 610,188 and 1,095,849 shares, respectively ]	14,840,753	25,790,843
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,996,529 shares, respectively ]	—	48,506,097
Capital shares repurchased [ (2,621,470) and (5,743,835) shares, respectively ]	(64,110,992)	(135,620,443)

Total Class IB transactions	(49,270,239)	(61,323,503)

Class K
Capital shares sold [ 44,011 and 822,299 shares, respectively ]	1,071,832	17,865,753
Capital shares issued in reinvestment of dividends and distributions [ 0 and 442,715 shares, respectively ]	—	10,716,678
Capital shares repurchased [ (819,991) and (2,607,550) shares, respectively ]	(20,007,356)	(61,250,414)

Total Class K transactions	(18,935,524)	(32,667,983)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(68,205,763)	(93,991,486)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(39,970,979)	6,703,503
NET ASSETS:
Beginning of period	1,519,841,396	1,513,137,893

End of period	$1,479,870,417	$1,519,841,396

See Notes to Financial Statements.

1242

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	Six Months Ended June 30, 2026 (Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$24.07		$22.54	$22.01	$18.65	$22.71	$22.01

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.26	0.20	0.23	0.19	0.17
Net realized and unrealized gain (loss)	0.32		2.23	1.43	3.41	(3.62)	5.36

Total from investment operations	0.44		2.49	1.63	3.64	(3.43)	5.53

Less distributions:
Dividends from net investment income	—		(0.36)	(0.23)	(0.24)	(0.21)	(0.17)
Distributions from net realized gains	—		(0.60)	(0.87)	(0.04)	(0.42)	(4.66)

Total dividends and distributions	—		(0.96)	(1.10)	(0.28)	(0.63)	(4.83)

Net asset value, end of period	$24.51		$24.07	$22.54	$22.01	$18.65	$22.71

Total return (b)(y)	1.83%		11.01%	7.24%	19.52%	(15.11)%	25.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,232,722		$1,258,847	$1,238,582	$1,138,830	$1,015,421	$1,260,851
Ratio of expenses to average net assets (a)(f)	0.91%		0.91%	0.92%	0.92%	0.91%	0.91%
Ratio of net investment income (loss) to average net assets (a)(g)	1.00%		1.09%	0.85%	1.15%	0.95%	0.68%
Portfolio turnover rate^	10	%(z)	12%	11%	7%	15%	106%

	Year Ended December 31,
Class K	Six Months Ended June 30, 2026 (Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$23.99		$22.46	$21.94	$18.58	$22.63	$21.94

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.31	0.26	0.28	0.24	0.23
Net realized and unrealized gain (loss)	0.32		2.23	1.42	3.41	(3.61)	5.35

Total from investment operations	0.47		2.54	1.68	3.69	(3.37)	5.58

Less distributions:
Dividends from net investment income	—		(0.41)	(0.29)	(0.29)	(0.26)	(0.23)
Distributions from net realized gains	—		(0.60)	(0.87)	(0.04)	(0.42)	(4.66)

Total dividends and distributions	—		(1.01)	(1.16)	(0.33)	(0.68)	(4.89)

Net asset value, end of period	$24.46		$23.99	$22.46	$21.94	$18.58	$22.63

Total return (b)(y)	1.96%		11.31%	7.48%	19.87%	(14.86)%	25.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$247,148		$260,994	$274,556	$329,477	$319,580	$410,047
Ratio of expenses to average net assets (a)(f)	0.66%		0.66%	0.67%	0.67%	0.66%	0.66%
Ratio of net investment income (loss) to average net assets (a)(g)	1.25%		1.34%	1.10%	1.40%	1.20%	0.93%
Portfolio turnover rate^	10	%(z)	12%	11%	7%	15%	106%

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1243

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EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Energy (87.5%)
Energy Equipment & Services (5.0%)
SLB Ltd.	84,527	$3,929,660
Tenaris SA	75,133	2,079,178
Tenaris SA (ADR) (x)	43,824	2,431,794

		8,440,632

Oil, Gas & Consumable Fuels (82.5%)
BP plc (ADR)	54,543	2,015,364
Cameco Corp.	19,091	1,944,609
Canadian Natural Resources Ltd.	55,318	2,185,061
Cenovus Energy, Inc.	104,710	2,597,855
Cheniere Energy, Inc.	5,451	1,302,844
Chevron Corp.	75,783	12,561,790
ConocoPhillips	50,986	5,300,505
Devon Energy Corp.	181,032	7,480,242
Diamondback Energy, Inc.	46,598	8,190,996
Enbridge, Inc.	46,997	2,548,591
EOG Resources, Inc.	58,270	7,559,367
Equinor ASA	167,787	5,272,387
Equinor ASA (ADR)	28,036	880,330
Exxon Mobil Corp.	77,539	10,601,132
LUKOIL PJSC (ADR) (r)*	41,176	—
Marathon Petroleum Corp.	39,216	10,026,355
ONEOK, Inc.	46,774	4,066,532
Petroleo Brasileiro SA – Petrobras	405,080	3,270,584
Phillips 66	20,682	3,496,292
Reliance Industries Ltd. (GDR)§	86,600	4,799,703
Shell plc (London Stock Exchange)	350,742	13,585,745
Shell plc (ADR)	15,731	1,219,782
Targa Resources Corp.	29,431	7,891,628
TotalEnergies SE (New York Stock Exchange)	45,338	3,525,483
TotalEnergies SE (Paris Stock Exchange)	96,513	7,497,206
Williams Cos., Inc. (The)	109,629	8,149,820

		137,970,203

Total Energy		146,410,835

Materials (0.6%)
Metals & Mining (0.6%)
Glencore plc	145,559	992,812

Total Materials		992,812

Utilities (11.5%)
Electric Utilities (4.7%)
American Electric Power Co., Inc.	9,962	1,362,901
Enel SpA	99,588	1,144,220
Kansai Electric Power Co., Inc. (The)	9,078	127,585
NextEra Energy, Inc.	22,968	2,015,902
Southern Co. (The)	13,404	1,282,897
SSE plc	60,366	1,950,983

		7,884,488

Multi-Utilities (6.8%)
Dominion Energy, Inc.	30,394	2,075,606
E.ON SE	56,279	1,161,155
Engie SA	79,066	2,493,071
National Grid plc	85,956	1,423,157
Sempra	30,458	2,823,761
WEC Energy Group, Inc.	11,447	1,336,666

		11,313,416

Total Utilities		19,197,904

Total Common Stocks (99.6%) (Cost $111,924,420)		166,601,551

SHORT-TERM INVESTMENTS:
Investment Companies (0.9%)
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	1,480,199	1,480,199

Total Short-Term Investments (0.9%) (Cost $1,480,199)		1,480,199

Total Investments in Securities (100.5%) (Cost $113,404,619)		168,081,750
Other Assets Less Liabilities (-0.5%)		(798,028)

Net Assets (100%)		$167,283,722

*	Non-income producing.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2026, the market value of these securities amounted to $4,799,703 or 2.9% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $1,967,398. This was collateralized by $559,601 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.250%, maturing 1/15/27 – 5/15/56 and by cash of $1,480,199 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Energy	$113,176,616	$33,234,219	$—	(a)	$146,410,835
Materials	—	992,812	—		992,812
Utilities	10,897,733	8,300,171	—		19,197,904
Short-Term Investments
Investment Companies	1,480,199	—	—		1,480,199

Total Assets	$125,554,548	$42,527,202	$—		$168,081,750

Total Liabilities	$—	$—	$—		$—

Total	$125,554,548	$42,527,202	$—		$168,081,750

(a)	Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2026.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$29,534,777
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$23,387,289

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,776,253
Aggregate gross unrealized depreciation	(4,277,688)

Net unrealized appreciation	$54,498,565

Federal income tax cost of investments in securities and derivative instruments, if applicable	$113,583,185

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $113,404,619)	$168,081,750
Cash	1,863,603
Foreign cash (Cost $18,373)	18,370
Dividends, interest and other receivables	313,971
Receivable for Portfolio shares sold	46,086
Securities lending income receivable	482
Other assets	3,687

Total assets	170,327,949

LIABILITIES
Payable for return of collateral on securities loaned	1,480,199
Payable for Portfolio shares repurchased	1,373,921
Investment management fees payable	104,513
Distribution fees payable – Class IB	36,233
Administrative fees payable	13,002
Accrued expenses	36,359

Total liabilities	3,044,227

Commitments and contingent liabilities^
NET ASSETS	$167,283,722

Net assets were comprised of:
Paid in capital	$138,256,703
Total distributable earnings (loss)	29,027,019

Net assets	$167,283,722

Class IB
Net asset value, offering and redemption price per share, $167,283,722 / 31,098,730 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.38

(x)	Includes value of securities on loan of $1,967,398.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $108,452 foreign withholding tax)	$2,704,639
Interest	28,581
Securities lending (net)	9,636

Total income	2,742,856

EXPENSES
Investment management fees	721,550
Distribution fees – Class IB	212,220
Administrative fees	76,200
Professional fees	39,870
Printing and mailing expenses	38,315
Custodian fees	18,058
Trustees’ fees	2,490
Miscellaneous	6,830

Gross expenses	1,115,533
Less: Waiver from investment manager	(104,522)

Net expenses	1,011,011

NET INVESTMENT INCOME (LOSS)	1,731,845

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	3,951,015
Foreign currency transactions	7,564

Net realized gain (loss)	3,958,579

Change in unrealized appreciation (depreciation) on:
Investments in securities	19,473,674
Foreign currency translations	(4,251)

Net change in unrealized appreciation (depreciation)	19,469,423

NET REALIZED AND UNREALIZED GAIN (LOSS)	23,428,002

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,159,847

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,731,845	$3,495,896
Net realized gain (loss)	3,958,579	3,304,840
Net change in unrealized appreciation (depreciation)	19,469,423	8,936,918

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	25,159,847	15,737,654

Distributions to shareholders:
Class IB	—	(3,491,136)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 6,994,155 and 6,807,581 shares, respectively ]	39,028,596	29,826,521
Capital shares issued in reinvestment of dividends [ 0 and 762,257 shares, respectively ]	—	3,491,136
Capital shares repurchased [ (6,416,751) and (8,380,153) shares, respectively ]	(35,794,091)	(36,893,225)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,234,505	(3,575,568)

TOTAL INCREASE (DECREASE) IN NET ASSETS	28,394,352	8,670,950
NET ASSETS:
Beginning of period	138,889,370	130,218,420

End of period	$167,283,722	$138,889,370

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022	2021
Net asset value, beginning of period	$4.55		$4.16	$4.01	$3.91	$3.07	$2.34

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.11	0.11	0.13	0.16	0.10
Net realized and unrealized gain (loss)	0.77		0.40	0.16	0.10	0.84	0.73

Total from investment operations	0.83		0.51	0.27	0.23	1.00	0.83

Less distributions:
Dividends from net investment income	—		(0.12)	(0.12)	(0.13)	(0.16)	(0.10)
Tax return of capital	—		—	— #	—	—	—

Net asset value, end of period	$5.38		$4.55	$4.16	$4.01	$3.91	$3.07

Total return (b)(y)	18.24%		12.17%	6.72%	5.99%	32.53%	35.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$167,284		$138,889	$130,218	$134,984	$146,937	$89,838
Ratio of expenses to average net assets:
After waivers (a)(f)(j)	1.19%		1.19%	1.19%	1.19%	1.19%	1.19%
Before waivers (a)(f)	1.31%		1.31%	1.30%	1.31%	1.29%	1.33%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	2.04%		2.57%	2.61%	3.23%	4.41%	3.41%
Before waivers (a)(g)	1.92%		2.46%	2.50%	3.12%	4.31%	3.26%
Portfolio turnover rate^	14	%(z)	17%	41%	21%	17%	16%

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB for the period ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (13.1%)
Diversified Telecommunication Services (0.2%)
AST SpaceMobile, Inc., Class A (x)*	5,100	$453,186
Cogent Communications Holdings, Inc.	600	8,328
IDT Corp., Class B	300	17,448
Iridium Communications, Inc.	10,700	586,895
Space Exploration Technologies Corp., Class A (x)*	20,606	3,520,741
Uniti Group, Inc.	3,500	40,145

		4,626,743

Entertainment (1.3%)
Atlanta Braves Holdings, Inc., Class C*	6,500	337,350
Cinemark Holdings, Inc.	10,800	342,684
Electronic Arts, Inc.	2,200	451,088
IMAX Corp.*	6,600	263,076
Lionsgate Studios Corp.*	16,400	251,084
Live Nation Entertainment, Inc.*	4,200	769,062
Madison Square Garden Entertainment Corp., Class A*	4,500	364,005
Madison Square Garden Sports Corp.*	700	281,288
Netflix, Inc.*	160,791	11,480,477
ROBLOX Corp., Class A*	69,513	3,780,117
Roku, Inc.*	3,300	455,862
Spotify Technology SA*	10,970	5,036,656
Stubhub Holdings, Inc., Class A*	21,700	279,279
Take-Two Interactive Software, Inc.*	4,800	1,199,904
TKO Group Holdings, Inc., Class A	800	161,048

		25,452,980

Interactive Media & Services (11.5%)
Alphabet, Inc., Class A	361,680	129,253,581
Alphabet, Inc., Class C	125,395	44,305,815
Cargurus, Inc., Class A*	2,200	74,998
fuboTV, Inc., Class A (x)*	424	3,901
Meta Platforms, Inc., Class A	88,047	49,595,995
Reddit, Inc., Class A*	3,400	590,172
Yelp, Inc., Class A*	4,700	115,244

		223,939,706

Media (0.1%)
DoubleVerify Holdings, Inc.*	2,000	21,680
EchoStar Corp., Class A (x)*	4,400	446,600
Entravision Communications Corp., Class A	2,600	33,904
John Wiley & Sons, Inc., Class A	1,500	72,765
Magnite, Inc.*	3,800	72,124
NIQ Global Intelligence plc*	3,300	30,855
Trade Desk, Inc. (The), Class A*	12,200	220,576

		898,504

Wireless Telecommunication Services (0.0%)†
Gogo, Inc.*	13,646	42,303
KORE Group Holdings, Inc.*	23,269	214,773

		257,076

Total Communication Services		255,175,009

Consumer Discretionary (8.3%)
Automobile Components (0.0%)†
Dorman Products, Inc.*	2,000	272,900
LCI Industries	200	21,176
Patrick Industries, Inc.	900	80,802

		374,878

Automobiles (1.7%)
Livewire Group, Inc.*	386,363	432,726
Rivian Automotive, Inc., Class A*	4,600	79,810
Tesla, Inc.*	77,270	32,499,762

		33,012,298

Broadline Retail (1.1%)
Amazon.com, Inc.*	52,670	12,553,368
Coupang, Inc., Class A*	33,000	573,210
eBay, Inc.	4,000	447,000
Etsy, Inc.*	1,500	112,995
MercadoLibre, Inc.*	1,984	3,367,622
Savers Value Village, Inc.*	5,100	51,459
Sea Ltd. (ADR)*	34,950	3,349,258

		20,454,912

Distributors (0.0%)†
GigaCloud Technology, Inc., Class A*	8,400	265,440
Gold.com, Inc.	600	24,966

		290,406

Diversified Consumer Services (0.1%)
Coursera, Inc.*	2,000	11,280
Covista, Inc.*	3,100	386,446
Frontdoor, Inc.*	2,000	155,180
Grand Canyon Education, Inc.*	2,300	329,153
H&R Block, Inc.	2,100	79,968
Laureate Education, Inc.*	2,100	76,272
McGraw Hill, Inc.*	1,600	15,152
OneSpaWorld Holdings Ltd.	2,700	76,248
Stride, Inc.*	4,300	370,832
Universal Technical Institute, Inc.*	7,800	333,606

		1,834,137

Hotels, Restaurants & Leisure (4.0%)
Airbnb, Inc., Class A*	10,900	1,559,790
Booking Holdings, Inc.	42,059	7,496,596
Brinker International, Inc. (x)*	1,200	201,600
Cava Group, Inc.*	215,200	16,888,896
Cheesecake Factory, Inc. (The) (x)	1,300	103,402
Chipotle Mexican Grill, Inc.*	98,562	3,351,108
Choice Hotels International, Inc.	2,400	264,648
Churchill Downs, Inc.	1,500	134,460
Darden Restaurants, Inc.	3,000	618,030
Domino’s Pizza, Inc.	308	91,180
DoorDash, Inc., Class A*	53,984	9,961,668
DraftKings, Inc., Class A*	13,200	333,432
Dutch Bros, Inc., Class A*	204,000	14,649,240
Expedia Group, Inc.	3,000	767,640
Global Business Travel Group I*	28,500	267,615
Hilton Grand Vacations, Inc.*	6,500	340,405
Hilton Worldwide Holdings, Inc.	5,900	1,949,714
Hyatt Hotels Corp., Class A	1,400	271,376
Las Vegas Sands Corp.	8,400	387,996

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Life Time Group Holdings, Inc.*	4,100	$167,444
Marriott International, Inc., Class A	14,350	5,317,967
Navan, Inc., Class A*	11,800	269,866
Planet Fitness, Inc., Class A*	2,300	119,991
Restaurant Brands International, Inc.	5,700	413,307
Royal Caribbean Cruises Ltd.	3,700	1,174,861
Rush Street Interactive, Inc.*	252,300	7,503,402
Shake Shack, Inc., Class A*	1,100	61,622
Starbucks Corp.	16,253	1,660,894
Texas Roadhouse, Inc., Class A	300	57,969
Travel + Leisure Co.	3,400	259,862
Vail Resorts, Inc. (x)	800	108,920
Viking Holdings Ltd.*	4,800	502,416
Wingstop, Inc.	800	138,728
Wyndham Hotels & Resorts, Inc.	1,800	151,578
Wynn Resorts Ltd.	4,300	417,487
Yum! Brands, Inc.	2,600	415,636

		78,380,746

Household Durables (0.1%)
Cavco Industries, Inc.*	600	368,628
Champion Homes, Inc.*	4,500	396,540
GoPro, Inc., Class A*	292,743	227,754
Installed Building Products, Inc.	600	137,904
Lovesac Co. (The)*	15,298	255,324
SharkNinja, Inc.*	300	45,681
Somnigroup International, Inc.	1,100	86,240
Sonos, Inc.*	3,200	43,296
TopBuild Corp.*	100	35,453
XMAX, Inc.*	30,600	278,154

		1,874,974

Leisure Products (0.0%)†
Acushnet Holdings Corp.	2,300	272,619
Peloton Interactive, Inc., Class A*	10,800	63,828

		336,447

Specialty Retail (1.2%)
Abercrombie & Fitch Co., Class A*	4,200	378,042
AutoZone, Inc.*	100	319,594
Boot Barn Holdings, Inc.*	800	131,416
Burlington Stores, Inc.*	1,700	538,560
Camping World Holdings, Inc., Class A	1,200	9,156
Carvana Co.*	73,900	4,864,098
Chewy, Inc., Class A*	20,500	402,825
Home Depot, Inc. (The)	19,774	6,973,894
Murphy USA, Inc.	500	269,435
O’Reilly Automotive, Inc.*	51,080	4,703,957
Ross Stores, Inc.	7,174	1,526,986
ThredUp, Inc., Class A*	2,900	19,865
TJX Cos., Inc. (The)	14,586	2,209,779
Ulta Beauty, Inc.*	504	227,294
Urban Outfitters, Inc.*	3,700	262,182
Valvoline, Inc.*	3,100	122,574
Victoria’s Secret & Co.*	3,000	250,440
Warby Parker, Inc., Class A*	11,900	361,046
Williams-Sonoma, Inc.	1,100	256,410

		23,827,553

Textiles, Apparel & Luxury Goods (0.1%)
Amer Sports, Inc.*	12,600	426,384
Deckers Outdoor Corp.*	4,000	397,160
Kontoor Brands, Inc.	1,200	100,008
Ralph Lauren Corp.	100	40,141
Tapestry, Inc.	5,400	790,452
Wolverine World Wide, Inc.	1,100	18,183

		1,772,328

Total Consumer Discretionary		162,158,679

Consumer Staples (0.7%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	100	17,703
Celsius Holdings, Inc.*	4,500	131,760
Coca-Cola Co. (The)	11,596	942,407
Monster Beverage Corp.*	8,346	802,218
PepsiCo, Inc.	5,118	692,977
Vita Coco Co., Inc. (The)*	1,300	85,982

		2,673,047

Consumer Staples Distribution & Retail (0.4%)
Casey’s General Stores, Inc.	800	635,832
Chefs’ Warehouse, Inc. (The)*	1,000	96,100
Costco Wholesale Corp.	5,026	4,701,672
Maplebear, Inc.*	2,000	94,700
Natural Grocers by Vitamin Cottage, Inc.	9,510	295,000
PriceSmart, Inc.	700	136,738
Sysco Corp.	6,566	548,787
Walmart, Inc.	11,400	1,291,164
Yesway, Inc., Class A*	12,800	259,840

		8,059,833

Food Products (0.0%)†
Alico, Inc.	8,042	332,697
Hershey Co. (The)	600	105,270
Marzetti Co. (The)	500	57,080

		495,047

Household Products (0.1%)
Colgate-Palmolive Co.	9,969	913,958
Energizer Holdings, Inc.	900	19,296
Kimberly-Clark Corp.	3,300	362,241
WD-40 Co.	400	97,456

		1,392,951

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	700	55,265
Herbalife Ltd.*	2,400	31,560
Interparfums, Inc.	700	78,302

		165,127

Tobacco (0.0%)†
Turning Point Brands, Inc.	500	42,405

Total Consumer Staples		12,828,410

Energy (0.5%)
Energy Equipment & Services (0.2%)
Archrock, Inc.	6,400	260,544
Cactus, Inc., Class A	7,100	363,733
Kodiak Gas Services, Inc.	3,500	262,955

See Notes to Financial Statements.

1250

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Liberty Energy, Inc., Class A	10,000	$261,900
National Energy Services Reunited Corp.*	9,500	284,335
Noble Corp. plc	11,300	421,490
Oceaneering International, Inc.*	9,100	368,732
Select Water Solutions, Inc., Class A	13,700	273,726
Solaris Energy Infrastructure, Inc., Class A	4,600	370,116
TechnipFMC plc	6,900	457,470
Tidewater, Inc.*	5,300	353,139

		3,678,140

Oil, Gas & Consumable Fuels (0.3%)
Centrus Energy Corp., Class A (x)*	400	67,148
Cheniere Energy, Inc.	1,600	382,416
Comstock Resources, Inc.*	3,100	46,252
Core Natural Resources, Inc.	500	40,010
Delek US Holdings, Inc.	1,600	81,296
DHT Holdings, Inc.	15,200	251,256
Energy Fuels, Inc. (x)*	2,000	29,000
Gulfport Energy Corp.*	400	67,880
Kinetik Holdings, Inc., Class A	6,400	309,376
Magnolia Oil & Gas Corp., Class A	900	23,022
Marathon Petroleum Corp.	3,900	997,113
NextDecade Corp. (x)*	1,800	13,572
Permian Resources Corp., Class A	7,600	139,916
Phillips 66	1,600	270,480
Sable Offshore Corp. (x)*	3,300	10,164
Targa Resources Corp.	5,600	1,501,584
Texas Pacific Land Corp.	1,600	700,224
Uranium Energy Corp.*	24,900	265,434
Valero Energy Corp.	1,800	468,792

		5,664,935

Total Energy		9,343,075

Financials (5.6%)
Banks (0.5%)
Axos Financial, Inc.*	700	68,173
BancFirst Corp.	500	55,565
Bancorp, Inc. (The)*	1,100	68,904
Bank of America Corp.	13,600	774,928
Bank of Hawaii Corp.	800	65,192
Citigroup, Inc.	42,960	6,012,682
Community Financial System, Inc.	400	26,848
First Bancorp	2,100	54,747
First Financial Bankshares, Inc.	3,600	124,560
Glacier Bancorp, Inc.	1,000	51,580
International Bancshares Corp.	900	68,355
Nicolet Bankshares, Inc. (x)	300	49,617
NU Holdings Ltd., Class A*	88,700	1,185,032
Pathward Financial, Inc.	600	52,236
Popular, Inc.	200	32,836
ServisFirst Bancshares, Inc.	1,400	121,450
Stock Yards Bancorp, Inc.	600	45,882
Texas Capital Bancshares, Inc. (x)	700	72,282
Triumph Financial, Inc.*	400	30,524
UMB Financial Corp.	200	28,552
Valley National Bancorp	3,500	51,275
Western Alliance Bancorp	600	49,320

		9,090,540

Capital Markets (0.8%)
Acadian Asset Management, Inc.	400	28,608
Ameriprise Financial, Inc.	100	45,876
Ares Management Corp., Class A	5,200	578,812
Bank of New York Mellon Corp. (The)	1,400	202,454
BGC Group, Inc., Class A	9,800	104,762
Blackstone, Inc.	15,300	1,800,351
Brookfield Asset Management Ltd., Class A	9,400	421,590
Bullish*	11,600	271,788
Charles Schwab Corp. (The)	4,100	378,307
Cohen & Steers, Inc.	700	53,298
Donnelley Financial Solutions, Inc.*	400	16,780
Freedom Holding Corp. (x)*	400	52,188
Interactive Brokers Group, Inc., Class A	4,600	400,384
KKR & Co., Inc.	4,600	422,188
Lazard, Inc.	100	4,194
LPL Financial Holdings, Inc.	1,000	281,680
Marex Group plc	1,000	60,950
Miami International Holdings, Inc.*	7,100	263,836
Moelis & Co., Class A	2,000	130,840
Moody’s Corp.	1,797	813,897
Morgan Stanley	19,770	4,132,721
Morningstar, Inc.	2,100	327,642
MSCI, Inc.	700	392,028
Piper Sandler Cos.	2,000	144,680
PJT Partners, Inc., Class A	600	90,564
Robinhood Markets, Inc., Class A*	16,500	1,654,620
StepStone Group, Inc., Class A	1,900	78,584
StoneX Group, Inc.*	1,950	231,075
Tradeweb Markets, Inc., Class A	27,671	2,757,692
Victory Capital Holdings, Inc., Class A	1,200	100,872
WisdomTree, Inc.	3,400	57,596

		16,300,857

Consumer Finance (0.1%)
Ally Financial, Inc.	1,000	45,950
American Express Co.	4,620	1,562,715
Dave, Inc.*	300	111,777
Enova International, Inc.*	700	168,511
FirstCash Holdings, Inc.	1,095	236,870
SoFi Technologies, Inc.*	4,600	82,478
Upstart Holdings, Inc.*	2,300	81,489

		2,289,790

Financial Services (4.1%)
Adyen NV (ADR)*	290,752	2,706,901
Affirm Holdings, Inc., Class A*	142,100	11,588,255
Block, Inc., Class A*	114,091	8,670,916
Burford Capital Ltd.	7,000	28,700
Compass Diversified Holdings*	900	9,594
Evertec, Inc.	2,500	69,450
Federal Agricultural Mortgage Corp., Class C	400	79,708
Flywire Corp.*	1,800	31,626
International Money Express, Inc.*	2,800	40,460
Marqeta, Inc., Class A*	15,400	62,524
Mastercard, Inc., Class A	41,699	21,416,607
Payoneer Global, Inc.*	500	3,560

See Notes to Financial Statements.

1251

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Paysign, Inc.*	3,100	$25,389
Priority Technology Holdings, Inc. (x)*	7,017	46,803
Rocket Cos., Inc., Class A*	172,606	2,718,545
Sezzle, Inc.*	400	68,652
Shift4 Payments, Inc., Class A (x)*	1,800	87,552
StoneCo Ltd., Class A	6,800	73,712
Toast, Inc., Class A*	83,300	2,317,406
UWM Holdings Corp., Class A (x)	5,700	13,053
Visa, Inc., Class A	86,314	29,613,470
WEX, Inc.*	300	42,327

		79,715,210

Insurance (0.1%)
Baldwin Insurance Group, Inc. (The), Class A*	1,900	50,502
F&G Annuities & Life, Inc.	11,000	292,490
Goosehead Insurance, Inc., Class A*	300	14,550
Lemonade, Inc.*	1,600	104,080
Mercury General Corp.	700	74,634
Oscar Health, Inc., Class A*	5,400	154,008
Palomar Holdings, Inc.*	700	88,473
Ryan Specialty Holdings, Inc., Class A (x)	2,900	109,504
Skyward Specialty Insurance Group, Inc.*	1,000	58,350

		946,591

Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
MFA Financial, Inc. (REIT)	1,300	12,597

Total Financials		108,355,585

Health Care (9.5%)
Biotechnology (3.6%)
AbbVie, Inc.	3,679	925,784
ACADIA Pharmaceuticals, Inc.*	14,000	354,200
ADMA Biologics, Inc.*	6,300	52,731
Alkermes plc*	3,300	172,903
Alnylam Pharmaceuticals, Inc.*	3,500	1,053,605
Amgen, Inc.	10,120	3,664,654
AnaptysBio, Inc.*	800	54,000
Apogee Therapeutics, Inc.*	3,000	398,190
Arcus Biosciences, Inc.*	10,800	332,964
Arcutis Biotherapeutics, Inc.*	13,800	361,836
Ardelyx, Inc.*	3,500	17,850
Argenx SE (ADR)*	3,691	3,424,399
Arrowhead Pharmaceuticals, Inc.*	71,100	5,795,361
ARS Pharmaceuticals, Inc. (x)*	1,100	8,811
Ascendis Pharma A/S*	53,520	14,274,854
Atrium Therapeutics, Inc.*	150	2,018
Aurinia Pharmaceuticals, Inc.*	4,800	81,456
Beam Therapeutics, Inc.*	10,300	353,496
BioCryst Pharmaceuticals, Inc.*	32,700	327,000
Biohaven Ltd.*	21,800	324,384
Bridgebio Pharma, Inc.*	4,300	320,264
Capricor Therapeutics, Inc.*	1,600	38,528
Caris Life Sciences, Inc.*	14,500	258,390
Catalyst Pharmaceuticals, Inc.*	11,600	364,588
Celcuity, Inc.*	3,500	366,170
Celldex Therapeutics, Inc.*	7,600	282,796
CG oncology, Inc.*	5,200	369,460
Cogent Biosciences, Inc.*	10,600	410,220
Corvus Pharmaceuticals, Inc.*	2,400	35,856
CRISPR Therapeutics AG*	4,900	267,246
Cytokinetics, Inc.*	3,700	315,203
Denali Therapeutics, Inc.*	11,800	303,496
Dianthus Therapeutics, Inc.*	2,800	272,944
Disc Medicine, Inc.*	4,300	314,502
Dyne Therapeutics, Inc.*	14,300	317,603
Erasca, Inc.*	16,800	307,776
Exelixis, Inc.*	5,800	315,578
First Tracks Biotherapeutics, Inc.*	800	16,096
Geron Corp.*	10,400	13,312
Gilead Sciences, Inc.	32,770	4,140,162
Halozyme Therapeutics, Inc.*	3,200	250,464
Ideaya Biosciences, Inc.*	7,300	272,071
ImmunityBio, Inc. (x)*	39,400	344,947
Immunome, Inc. (x)*	16,000	339,040
Immunovant, Inc.*	8,400	323,652
Insmed, Inc.*	5,700	607,734
Ionis Pharmaceuticals, Inc.*	4,000	317,160
Ironwood Pharmaceuticals, Inc., Class A*	8,500	35,785
Kailera Therapeutics, Inc.*	12,900	284,187
Kiniksa Pharmaceuticals International plc, Class A*	4,500	287,775
Krystal Biotech, Inc.*	12,100	4,497,207
Kymera Therapeutics, Inc.*	1,500	172,005
Madrigal Pharmaceuticals, Inc.*	500	268,475
MannKind Corp.*	4,300	18,318
Mineralys Therapeutics, Inc.*	10,100	272,498
Mirum Pharmaceuticals, Inc. (x)*	1,100	128,777
Natera, Inc.*	17,197	4,668,126
Neurocrine Biosciences, Inc.*	2,246	378,530
Nurix Therapeutics, Inc.*	11,800	286,268
Nuvalent, Inc., Class A*	1,400	172,900
Oruka Therapeutics, Inc.*	3,000	285,510
Palvella Therapeutics, Inc.*	300	45,846
Praxis Precision Medicines, Inc.*	900	301,311
Protagonist Therapeutics, Inc.*	1,600	196,128
PTC Therapeutics, Inc.*	1,700	138,669
Recursion Pharmaceuticals, Inc., Class A (x)*	17,400	63,858
Relay Therapeutics, Inc.*	14,500	271,295
Revolution Medicines, Inc.*	47,300	8,858,344
Rhythm Pharmaceuticals, Inc.*	1,400	155,442
Sarepta Therapeutics, Inc.*	1,700	30,549
Scholar Rock Holding Corp.*	6,900	379,500
SELLAS Life Sciences Group, Inc.*	21,700	320,292
Sionna Therapeutics, Inc. (x)*	1,200	52,788
Spyre Therapeutics, Inc.*	4,400	390,632
Stoke Therapeutics, Inc.*	1,200	39,264
Summit Therapeutics, Inc. (x)*	2,300	33,511
Syndax Pharmaceuticals, Inc.*	2,200	48,092
Tango Therapeutics, Inc.*	8,600	268,836
TG Therapeutics, Inc.*	3,900	214,266
Travere Therapeutics, Inc.*	6,700	380,627
Twist Bioscience Corp.*	1,600	164,608
Ultragenyx Pharmaceutical, Inc.*	11,200	373,968
Vaxcyte, Inc.*	4,800	279,024
Vera Therapeutics, Inc., Class A (x)*	7,800	334,698
Veracyte, Inc.*	6,500	381,745
Vericel Corp.*	7,200	320,328

See Notes to Financial Statements.

1252

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Viking Therapeutics, Inc.*	7,800	$304,278
Viridian Therapeutics, Inc.*	1,100	20,207
Xenon Pharmaceuticals, Inc.*	6,600	398,376
Zymeworks, Inc.*	1,900	49,666

		70,038,263

Health Care Equipment & Supplies (1.0%)
Alphatec Holdings, Inc.*	2,000	17,300
Artivion, Inc.*	700	15,729
AtriCure, Inc.*	700	19,586
Axogen, Inc.*	7,400	341,806
Dexcom, Inc.*	10,700	720,645
Glaukos Corp.*	1,500	209,640
Haemonetics Corp.*	1,300	97,500
IDEXX Laboratories, Inc.*	2,100	1,105,524
Insulet Corp.*	1,876	285,621
Intuitive Surgical, Inc.*	23,898	9,503,756
iRadimed Corp.	400	38,224
IRhythm Holdings, Inc.*	3,200	380,640
Kestra Medical Technologies Ltd.*	1,900	48,336
Lantheus Holdings, Inc.*	1,800	199,692
LeMaitre Vascular, Inc.	800	76,768
LivaNova plc*	3,200	263,136
Merit Medical Systems, Inc.*	1,500	104,010
Novocure Ltd.*	1,800	27,270
Penumbra, Inc.*	1,000	315,750
Pulse Biosciences, Inc. (x)*	1,300	36,049
STAAR Surgical Co.*	1,400	40,166
Stryker Corp.	15,520	4,886,317
TransMedics Group, Inc.*	4,800	318,816
UFP Technologies, Inc.*	300	79,539

		19,131,820

Health Care Providers & Services (1.0%)
agilon health, Inc.*	192	20,579
Alignment Healthcare, Inc.*	16,200	385,722
Astrana Health, Inc.*	900	41,769
Aveanna Healthcare Holdings, Inc.*	5,900	50,563
BrightSpring Health Services, Inc.*	3,000	209,220
Cardinal Health, Inc.	3,300	783,948
Cencora, Inc.	4,700	1,330,006
Centene Corp.*	1,000	64,190
Clover Health Investments Corp., Class A*	49,700	260,428
Concentra Group Holdings Parent, Inc.	14,583	433,844
DaVita, Inc.*	1,000	222,480
GeneDx Holdings Corp., Class A*	300	20,595
Guardant Health, Inc.*	54,200	8,131,626
HealthEquity, Inc.*	3,000	270,960
Hims & Hers Health, Inc. (x)*	5,600	194,152
LifeStance Health Group, Inc.*	6,000	64,260
McKesson Corp.	3,343	2,525,971
NeoGenomics, Inc.*	4,400	64,196
Option Care Health, Inc.*	4,300	90,171
Pennant Group, Inc. (The)*	1,300	48,035
Privia Health Group, Inc.*	3,200	82,336
Progyny, Inc.*	1,900	54,777
RadNet, Inc.*	1,500	92,505
UnitedHealth Group, Inc.	12,462	5,179,581

		20,621,914

Health Care Technology (0.0%)†
HeartFlow, Inc.*	3,400	99,756
Phreesia, Inc.*	800	8,232

		107,988

Life Sciences Tools & Services (0.3%)
10X Genomics, Inc., Class A*	7,300	279,882
Adaptive Biotechnologies Corp.*	4,100	87,945
Danaher Corp.	8,786	1,673,557
Medpace Holdings, Inc.*	7,069	3,743,672
Tempus AI, Inc., Class A (x)*	4,800	278,064

		6,063,120

Pharmaceuticals (3.6%)
Alumis, Inc.*	10,200	287,028
Amneal Pharmaceuticals, Inc.*	17,900	309,849
Amylyx Pharmaceuticals, Inc.*	2,900	52,084
ANI Pharmaceuticals, Inc.*	300	24,834
Axsome Therapeutics, Inc.*	1,100	269,247
Corcept Therapeutics, Inc.*	2,600	226,070
Crinetics Pharmaceuticals, Inc.*	10,000	374,200
Definium Therapeutics, Inc.*	6,000	282,240
Edgewise Therapeutics, Inc.*	7,800	316,914
Eli Lilly & Co.	53,630	64,325,431
Enliven Therapeutics, Inc.*	6,900	350,175
Harmony Biosciences Holdings, Inc. (x)*	1,100	40,051
Harrow, Inc.*	1,600	67,952
Indivior Pharmaceuticals, Inc.*	9,200	377,476
Ligand Pharmaceuticals, Inc.*	1,100	347,699
Liquidia Corp.*	5,100	406,623
Maze Therapeutics, Inc.*	1,000	29,840
Nuvation Bio, Inc.*	7,400	42,032
Ocular Therapeutix, Inc.*	5,000	49,100
Supernus Pharmaceuticals, Inc.*	6,300	293,013
Tarsus Pharmaceuticals, Inc.*	5,400	339,876
Trevi Therapeutics, Inc.*	18,500	345,025
VeraDermics, Inc.*	2,100	258,174
WaVe Life Sciences Ltd. (x)*	3,100	18,011
Zoetis, Inc.	8,747	628,559

		70,061,503

Total Health Care		186,024,608

Industrials (9.2%)
Aerospace & Defense (4.0%)
AAR Corp.*	2,100	300,153
Archer Aviation, Inc., Class A*	72,400	342,452
Astronics Corp.*	4,000	325,040
Astronics Corp., Class B*	160	12,160
ATI, Inc.*	3,500	689,850
Axon Enterprise, Inc.*	37,352	20,939,905
Beta Technologies, Inc., Class A*	16,100	269,675
Boeing Co. (The)*	23,493	5,085,530
BWX Technologies, Inc.	2,300	447,695
Carpenter Technology Corp.	1,300	801,892
Curtiss-Wright Corp.	600	454,656
Ducommun, Inc.*	1,500	277,815
Firefly Aerospace, Inc.*	10,500	308,700
FTAI Aviation Ltd.	14,967	4,049,022
GE Aerospace	27,100	10,128,083
HEICO Corp.	4,618	1,644,886
HEICO Corp., Class A	2,020	520,978

See Notes to Financial Statements.

1253

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Hexcel Corp.	2,800	$280,168
Howmet Aerospace, Inc.	72,320	19,443,955
Intuitive Machines, Inc. (x)*	11,257	240,787
Karman Holdings, Inc.*	7,200	359,424
Kratos Defense & Security Solutions, Inc.*	4,900	244,314
Lockheed Martin Corp.	5,230	2,664,476
Mercury Systems, Inc.*	2,500	305,825
Moog, Inc., Class A	800	339,072
Redwire Corp.*	27,300	333,879
Rocket Lab Corp.*	14,200	1,443,430
StandardAero, Inc.*	84,243	2,519,708
TransDigm Group, Inc.	700	932,428
VSE Corp.	1,800	411,300
Woodward, Inc.	1,500	638,160
York Space Systems, Inc. (x)*	10,200	251,124

		77,006,542

Air Freight & Logistics (0.0%)†
CH Robinson Worldwide, Inc.	4,041	761,082
Forward Air Corp.*	1,500	20,265

		781,347

Building Products (0.2%)
AAON, Inc.	1,873	237,609
Armstrong World Industries, Inc.	300	48,126
AZZ, Inc.	800	124,040
CSW Industrials, Inc.	400	111,320
Griffon Corp.	1,000	97,530
Lennox International, Inc.	800	458,360
Modine Manufacturing Co.*	1,400	373,828
Trane Technologies plc	5,800	2,848,728
Zurn Elkay Water Solutions Corp.	4,100	207,173

		4,506,714

Commercial Services & Supplies (0.2%)
ACV Auctions, Inc., Class A*	2,000	14,380
Brink’s Co. (The)	1,100	103,939
Casella Waste Systems, Inc., Class A*	1,700	164,849
Cimpress plc*	500	50,850
Cintas Corp.	8,988	1,528,679
Clean Harbors, Inc.*	300	89,625
Healthcare Services Group, Inc.*	11,100	272,616
Interface, Inc., Class A	200	7,168
LanzaTech Global, Inc.*	37,800	257,796
OPENLANE, Inc.*	6,300	259,812
Perma-Fix Environmental Services, Inc.*	22,000	314,380
Rollins, Inc.	7,700	321,398
Waste Management, Inc.	2,600	579,488

		3,964,980

Construction & Engineering (0.6%)
Arcosa, Inc.	1,900	276,051
Argan, Inc.	400	319,420
Centuri Holdings, Inc.*	10,900	329,616
Comfort Systems USA, Inc.	900	1,783,755
Construction Partners, Inc., Class A*	1,300	154,401
Dycom Industries, Inc.*	800	404,472
EMCOR Group, Inc.	1,100	912,868
Everus Construction Group, Inc.*	1,700	282,115
Fluor Corp.*	5,000	261,950
Granite Construction, Inc.	1,000	158,080
IES Holdings, Inc.*	200	146,932
Legence Corp., Class A*	4,100	349,443
MasTec, Inc.*	1,600	665,696
MYR Group, Inc.*	400	200,160
Primoris Services Corp.	3,800	376,656
Quanta Services, Inc.	3,900	2,808,156
Solv Energy, Inc., Class A*	7,500	255,375
Sterling Infrastructure, Inc.*	800	671,488
Tutor Perini Corp.	3,400	282,098

		10,638,732

Electrical Equipment (2.2%)
American Superconductor Corp.*	1,200	49,812
AMETEK, Inc.	18,000	4,354,920
Amprius Technologies, Inc.*	4,100	56,826
Bloom Energy Corp., Class A*	7,000	2,118,900
Eaton Corp. plc	1,600	681,792
EnerSys	1,200	280,584
Enovix Corp. (x)*	2,300	13,961
Eos Energy Enterprises, Inc. (x)*	8,400	49,392
Fluence Energy, Inc., Class A*	13,588	270,129
Forgent Power Solutions, Inc., Class A*	7,300	407,778
GE Vernova, Inc.	13,926	16,361,100
NuScale Power Corp., Class A*	3,400	34,102
nVent Electric plc	2,600	440,986
Plug Power, Inc.*	105,900	286,989
Powell Industries, Inc.	900	257,724
Power Solutions International, Inc.*	300	11,667
Rockwell Automation, Inc.	2,434	1,205,025
Vertiv Holdings Co., Class A	46,811	15,673,259
Vicor Corp.*	800	303,824

		42,858,770

Ground Transportation (0.1%)
Avis Budget Group, Inc.*	200	29,566
RXO, Inc.*	1,800	49,662
Uber Technologies, Inc.*	6,000	432,960
U-Haul Holding Co.	8,500	490,450
Union Pacific Corp.	1,300	353,600
XPO, Inc.*	3,000	615,870

		1,972,108

Industrial Conglomerates (0.0%)†
3M Co.	2,100	340,011

Machinery (1.4%)
Albany International Corp., Class A	500	37,250
Alliance Laundry Holdings, Inc.*	10,200	270,504
Allison Transmission Holdings, Inc.	800	90,192
Atmus Filtration Technologies, Inc.	7,000	356,930
Blue Bird Corp. (x)*	4,300	339,528
Caterpillar, Inc.	17,376	18,503,702
CECO Environmental Corp.*	3,700	335,738
Cummins, Inc.	1,600	1,141,136
Enerpac Tool Group Corp., Class A	1,400	50,204
Enpro, Inc.	800	301,544
ESCO Technologies, Inc.	700	245,028
Federal Signal Corp.	1,600	205,584
Franklin Electric Co., Inc.	3,600	385,884

See Notes to Financial Statements.

1254

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Gorman-Rupp Co. (The)	700	$64,218
Helios Technologies, Inc.	3,000	267,750
Illinois Tool Works, Inc.	2,204	596,116
Ingersoll Rand, Inc.	25,607	2,099,518
Kadant, Inc.	1,100	345,653
Kennametal, Inc.	7,500	262,875
Lincoln Electric Holdings, Inc.	1,000	265,510
Mueller Water Products, Inc., Class A	14,300	369,369
RBC Bearings, Inc.*	400	257,624
Standex International Corp.	1,100	393,437
Trinity Industries, Inc.	8,800	304,304
Worthington Enterprises, Inc.	4,800	258,048

		27,747,646

Marine Transportation (0.0%)†
Himalaya Shipping Ltd.	5,377	71,837

Passenger Airlines (0.1%)
Alaska Air Group, Inc.*	1,200	62,640
American Airlines Group, Inc.*	17,300	312,611
Delta Air Lines, Inc.	4,900	458,934
Southwest Airlines Co.	1,300	66,846

		901,031

Professional Services (0.1%)
Automatic Data Processing, Inc.	3,787	848,099
Booz Allen Hamilton Holding Corp.	3,300	200,211
ExlService Holdings, Inc.*	4,200	108,612
Exponent, Inc.	1,400	82,264
First Advantage Corp. (x)*	5,000	90,250
Huron Consulting Group, Inc.*	400	36,064
Innodata, Inc.*	800	60,464
Insperity, Inc.	500	20,655
Legalzoom.com, Inc.*	2,000	12,260
Maximus, Inc.	1,500	80,640
Paylocity Holding Corp.*	1,100	114,983
Planet Labs PBC*	9,900	327,987
TriNet Group, Inc.	1,500	74,235
Upwork, Inc.*	3,300	27,588
Verra Mobility Corp., Class A*	4,300	18,275

		2,102,587

Trading Companies & Distributors (0.3%)
Custom Truck One Source, Inc.*	22,500	265,725
DXP Enterprises, Inc.*	769	129,761
Fastenal Co.	24,808	1,191,528
Ferguson Enterprises, Inc.	500	118,665
GATX Corp.	1,500	265,785
Herc Holdings, Inc.	2,651	379,994
McGrath RentCorp	2,700	326,781
Rush Enterprises, Inc., Class A	4,600	335,731
United Rentals, Inc.	400	453,156
W.W. Grainger, Inc.	1,007	1,369,923
Xometry, Inc., Class A*	4,100	395,732

		5,232,781

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp.*	16,849	165,794

Total Industrials		178,290,880

Information Technology (49.9%)
Communications Equipment (1.6%)
ADTRAN Holdings, Inc.*	2,700	37,530
Applied Optoelectronics, Inc.*	1,300	192,608
Arista Networks, Inc.*	95,076	16,151,511
Calix, Inc.*	1,600	59,712
Ciena Corp.*	25,151	12,338,074
Extreme Networks, Inc.*	3,600	116,532
Lumentum Holdings, Inc.*	1,800	1,544,508
Motorola Solutions, Inc.	1,900	789,051
Ubiquiti, Inc.	900	480,627
Viavi Solutions, Inc.*	6,000	286,500

		31,996,653

Electronic Equipment, Instruments & Components (2.4%)
Advanced Energy Industries, Inc.	1,000	372,870
Aeva Technologies, Inc.*	700	20,104
Amphenol Corp., Class A	70,259	12,388,067
Arlo Technologies, Inc.*	1,300	17,524
Badger Meter, Inc. (x)	800	118,704
Bel Fuse, Inc., Class B	900	299,736
Belden, Inc.	2,300	275,793
Benchmark Electronics, Inc.	2,900	286,143
Climb Global Solutions, Inc.	1,411	32,749
Coherent Corp.*	44,100	17,396,127
Corning, Inc.	31,350	8,007,731
CTS Corp.	4,600	299,874
Fabrinet*	5,123	2,879,536
Jabil, Inc.	2,700	1,040,796
Keysight Technologies, Inc.*	2,500	875,175
Knowles Corp.*	6,700	277,916
Mirion Technologies, Inc., Class A*	14,600	261,778
Napco Security Technologies, Inc.	500	18,990
Novanta, Inc.*	1,700	275,808
OSI Systems, Inc.*	400	87,480
Ouster, Inc.*	1,500	93,780
Plexus Corp.*	700	210,469
Sanmina Corp.*	600	151,848
TTM Technologies, Inc.*	2,300	430,146

		46,119,144

IT Services (4.2%)
Cloudflare, Inc., Class A*	25,500	6,254,640
CoreWeave, Inc., Class A*	80,100	7,973,154
DigitalOcean Holdings, Inc.*	86,900	13,645,907
Fastly, Inc., Class A*	15,700	288,252
Gartner, Inc.*	2,011	260,666
GoDaddy, Inc., Class A*	3,700	314,056
MongoDB, Inc.*	31,890	10,711,851
Rackspace Technology, Inc.*	45,000	293,850
Shopify, Inc., Class A*	15,850	1,809,753
Snowflake, Inc., Class A*	123,394	31,403,773
Twilio, Inc., Class A*	47,400	9,780,042

		82,735,944

Semiconductors & Semiconductor Equipment (23.0%)
ACM Research, Inc., Class A*	2,600	329,914
Advanced Micro Devices, Inc.*	61,850	35,929,283
Aehr Test Systems*	3,500	336,210
Ambarella, Inc. (x)*	1,100	94,380
Applied Materials, Inc.	25,615	18,519,645

See Notes to Financial Statements.

1255

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
ASML Holding NV (Registered) (ADR)	391	$777,871
Astera Labs, Inc.*	40,700	19,658,914
Axcelis Technologies, Inc.*	1,900	359,955
AXT, Inc.*	3,800	273,904
Broadcom, Inc.	196,927	74,389,174
Cohu, Inc.*	4,200	310,422
Credo Technology Group Holding Ltd.*	4,200	1,142,190
Entegris, Inc.	23,762	4,273,833
FormFactor, Inc.*	1,600	255,888
Ichor Holdings Ltd.*	2,900	325,612
Impinj, Inc.*	700	100,261
KLA Corp.	34,600	10,439,166
Kulicke & Soffa Industries, Inc.	2,900	387,904
Lam Research Corp.	41,190	17,848,863
Lattice Semiconductor Corp.*	28,509	4,360,737
MACOM Technology Solutions Holdings, Inc.*	400	152,148
Marvell Technology, Inc.	37,900	11,290,031
Micron Technology, Inc.	3,100	3,578,299
MKS, Inc.	18,050	8,028,640
Monolithic Power Systems, Inc.	1,200	1,658,832
NVIDIA Corp.	1,013,097	202,710,579
Onto Innovation, Inc.*	961	363,690
PDF Solutions, Inc.*	900	63,711
Power Integrations, Inc.	1,500	125,640
Rambus, Inc.*	2,900	384,946
Rigetti Computing, Inc. (x)*	8,700	168,084
Semtech Corp.*	2,400	388,440
Silicon Laboratories, Inc.*	900	196,704
SiTime Corp.*	600	447,336
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	12,066	5,762,360
Teradyne, Inc.	33,500	16,208,640
Texas Instruments, Inc.	9,681	2,885,616
Tower Semiconductor Ltd.*	10,448	2,723,167
Ultra Clean Holdings, Inc.*	2,300	327,957
Veeco Instruments, Inc.*	3,800	288,040

		447,866,986

Software (12.2%)
A10 Networks, Inc.	1,600	59,776
ACI Worldwide, Inc.*	2,800	140,812
Adeia, Inc.	11,300	372,109
Adobe, Inc.*	7,352	1,507,307
Agilysys, Inc.*	3,300	344,850
Alarm.com Holdings, Inc.*	7,100	331,712
Alkami Technology, Inc. (x)*	2,600	47,112
Appfolio, Inc., Class A*	2,300	368,805
Appian Corp., Class A*	1,600	36,640
AppLovin Corp., Class A*	10,240	5,275,955
Asana, Inc., Class A*	1,500	10,500
Atlassian Corp., Class A*	4,500	350,055
Autodesk, Inc.*	5,597	1,088,169
AvePoint, Inc.*	27,200	304,912
Bentley Systems, Inc., Class B	13,300	397,537
Bitdeer Technologies Group, Class A*	18,900	299,943
Blackbaud, Inc.*	600	17,772
Box, Inc., Class A*	13,200	350,328
Braze, Inc., Class A*	15,100	327,519
Cadence Design Systems, Inc.*	7,205	2,704,181
Cipher Digital, Inc.*	10,400	254,800
Clear Secure, Inc., Class A	7,200	401,256
Commvault Systems, Inc.*	1,200	170,076
Core Scientific, Inc.*	6,500	166,335
Crowdstrike Holdings, Inc., Class A*	33,362	25,459,877
Datadog, Inc., Class A*	115,345	30,031,224
Docusign, Inc.*	4,200	186,564
D-Wave Quantum, Inc. (x)*	9,100	218,309
Dynatrace, Inc.*	8,042	353,124
Elastic NV*	2,500	142,550
Fair Isaac Corp.*	500	597,390
Figma, Inc., Class A (x)*	62,756	1,135,256
Fortinet, Inc.*	88,892	13,655,589
Freshworks, Inc., Class A*	32,800	331,936
Gen Digital, Inc.	11,000	273,790
Guidewire Software, Inc.*	2,300	283,015
HubSpot, Inc.*	13,750	2,509,513
Hut 8 Corp.*	2,200	253,979
InterDigital, Inc. (x)	700	198,191
Intuit, Inc.	9,422	2,459,142
IREN Ltd.*	5,700	260,661
JFrog Ltd.*	2,566	233,198
Keel Infrastructure Corp.*	44,600	256,004
Life360, Inc.*	5,100	282,336
LiveRamp Holdings, Inc.*	1,600	60,224
Manhattan Associates, Inc.*	1,600	222,800
Microsoft Corp.#	161,065	60,080,466
nCino, Inc.*	2,700	44,145
NextNav, Inc.*	18,300	326,289
Oracle Corp.	46,659	6,837,876
Palantir Technologies, Inc., Class A*	58,389	6,812,245
Palo Alto Networks, Inc.*	97,690	33,314,244
Pegasystems, Inc.	8,700	260,739
Porch Group, Inc.*	1,200	18,048
Procore Technologies, Inc.*	9,500	385,890
Progress Software Corp.*	700	23,506
Q2 Holdings, Inc.*	7,300	351,130
Qualys, Inc.*	3,200	439,968
RingCentral, Inc., Class A	9,400	366,412
Riot Platforms, Inc.*	9,400	257,372
Rubrik, Inc., Class A*	2,200	176,616
Salesforce, Inc.	23,620	3,700,309
Samsara, Inc., Class A*	356,529	11,562,235
SentinelOne, Inc., Class A*	22,700	385,219
ServiceNow, Inc.*	96,987	9,628,869
ServiceTitan, Inc., Class A*	3,900	275,769
SoundHound AI, Inc., Class A (x)*	52,200	337,734
SPS Commerce, Inc.*	1,000	57,170
Synopsys, Inc.*	10,210	4,554,375
Tenable Holdings, Inc.*	12,200	449,936
Teradata Corp.*	8,200	284,130
Terawulf, Inc. (x)*	7,800	192,660
Varonis Systems, Inc.*	9,900	415,404
Vertex, Inc., Class A*	1,000	11,480
Workday, Inc., Class A*	2,148	262,958
Workiva, Inc., Class A*	6,900	334,719
Zeta Global Holdings Corp., Class A*	19,300	379,824
Zscaler, Inc.*	2,700	381,105

		237,641,975

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Technology Hardware, Storage & Peripherals (6.5%)
Apple, Inc.#	313,633	$90,752,845
Dell Technologies, Inc., Class C	1,100	474,606
Diebold Nixdorf, Inc.*	600	51,012
Everpure, Inc., Class A*	7,100	559,409
GPGI, Inc., Class A (x)	4,200	66,570
NetApp, Inc.	1,900	294,044
Quantum Computing, Inc. (x)*	5,300	51,410
Sandisk Corp.*	6,691	15,213,527
Seagate Technology Holdings plc	13,930	13,442,450
Super Micro Computer, Inc.*	6,400	187,712
Western Digital Corp.	8,800	5,620,736

		126,714,321

Total Information Technology		973,075,023

Materials (0.3%)
Chemicals (0.1%)
Balchem Corp.	900	152,055
Chemours Co. (The)	4,100	84,132
Hawkins, Inc.	600	85,260
Ingevity Corp.*	4,500	336,015
Perimeter Solutions, Inc.*	2,600	92,690
PureCycle Technologies, Inc.*	36,200	293,582
Sensient Technologies Corp.	3,300	406,857
Sherwin-Williams Co. (The)	1,618	557,110
Solstice Advanced Materials, Inc.	5,100	451,860

		2,459,561

Construction Materials (0.0%)†
Knife River Corp.*	1,600	133,840
Titan America SA (x)	2,400	44,784
United States Lime & Minerals, Inc.	400	41,868

		220,492

Containers & Packaging (0.0%)†
Ardagh Metal Packaging SA	2,200	10,428
Myers Industries, Inc.	8,400	296,604

		307,032

Metals & Mining (0.2%)
Alpha Metallurgical Resources, Inc.*	200	32,988
Anglogold Ashanti plc	11,900	962,591
Century Aluminum Co.*	1,400	64,414
Constellium SE*	4,900	156,163
Hecla Mining Co.	4,100	63,263
Ivanhoe Electric, Inc.*	2,500	24,025
Kaiser Aluminum Corp.	300	58,689
Novagold Resources, Inc.*	7,600	45,372
Perpetua Resources Corp.*	2,300	47,748
Southern Copper Corp.	600	104,556
SSR Mining, Inc.*	15,600	441,168
Steel Dynamics, Inc.	1,100	252,406
United States Antimony Corp. (x)*	4,900	35,574
USA Rare Earth, Inc.*	22,900	494,182

		2,783,139

Total Materials		5,770,224

Real Estate (0.3%)
Diversified REITs (0.0%)†
Gladstone Commercial Corp. (REIT)	5,147	63,308

Health Care REITs (0.0%)†
Universal Health Realty Income Trust (REIT)	400	17,544

Hotel & Resort REITs (0.0%)†
DiamondRock Hospitality Co. (REIT)	24,300	295,974
Ryman Hospitality Properties, Inc. (REIT)	2,000	257,100
Sunstone Hotel Investors, Inc. (REIT)	22,600	258,770

		811,844

Real Estate Management & Development (0.1%)
AGNT, Inc. (x)	8,400	45,444
CBRE Group, Inc., Class A*	900	121,221
Compass, Inc., Class A*	13,300	163,989
Comstock Holding Cos., Inc., Class A*	3,705	59,243
CoStar Group, Inc.*	1,400	39,648
Jones Lang LaSalle, Inc.*	300	92,985
Maui Land & Pineapple Co., Inc.*	22,554	401,010
St Joe Co. (The)	1,000	62,630

		986,170

Residential REITs (0.0%)†
UMH Properties, Inc. (REIT)	4,200	63,588

Retail REITs (0.1%)
NETSTREIT Corp. (REIT) (x)	2,100	44,373
Simon Property Group, Inc. (REIT)	8,262	1,847,796
Tanger, Inc. (REIT)	6,600	260,502

		2,152,671

Specialized REITs (0.1%)
American Tower Corp. (REIT)	9,385	1,535,105
Lamar Advertising Co. (REIT), Class A	2,100	327,558
Outfront Media, Inc. (REIT)	4,000	131,040
Public Storage (REIT)	600	190,986

		2,184,689

Total Real Estate		6,279,814

Utilities (0.2%)
Electric Utilities (0.1%)
Constellation Energy Corp.	711	176,591
NRG Energy, Inc.	5,400	788,724

		965,315

Independent Power and Renewable Electricity Producers (0.1%)
Montauk Renewables, Inc.*	43,018	67,108
Ormat Technologies, Inc.	100	10,890
Talen Energy Corp.*	1,100	422,686
Vistra Corp.	8,900	1,411,807

		1,912,491

Water Utilities (0.0%)†
American States Water Co.	900	74,367
Cadiz, Inc. (x)*	63,669	266,137
Consolidated Water Co. Ltd.	7,796	229,982

		570,486

Total Utilities		3,448,292

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Total Common Stocks (97.6%) (Cost $1,118,640,259)		$1,900,749,599

RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
89bio, Inc., CVR*	1,500	449
Akero Therapeutics, Inc., CVR*	800	400
Apellis Pharmaceuticals, Inc., CVR (r)*	3,000	68
Metsera, Inc., CVR (x)*	500	2,250

		3,167

Life Sciences Tools & Services (0.0%)
OmniAb, Inc., expiring 11/1/27 (r)(x)*	690	—

Total Rights (0.0%)† (Cost $2,678)		3,167

SHORT-TERM INVESTMENTS:
Investment Companies (1.9%)
Dreyfus Treasury Obligations Cash Management Fund 3.52% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	5,450,470	5,450,470
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)	31,656,058	31,656,058
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	200,000	200,000

Total Investment Companies		38,306,528

Total Short-Term Investments (1.9%) (Cost $38,307,106)		38,306,528

Total Investments in Securities (99.5%) (Cost $1,156,950,043)		1,939,059,294
Other Assets Less Liabilities (0.5%)		9,003,647

Net Assets (100%)		$1,948,062,941

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $43,720,746.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $7,745,169. This was collateralized by $1,164,513 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/9/26 – 11/15/55 and by cash of $6,652,720 of which $6,650,470 was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	21	9/2026	USD	7,925,663	173,222

					173,222

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$255,175,009	$—	$—	$255,175,009
Consumer Discretionary	162,158,679	—	—	162,158,679
Consumer Staples	12,828,410	—	—	12,828,410
Energy	9,343,075	—	—	9,343,075
Financials	108,355,585	—	—	108,355,585
Health Care	186,024,608	—	—	186,024,608
Industrials	178,290,880	—	—	178,290,880
Information Technology	973,075,023	—	—	973,075,023
Materials	5,770,224	—	—	5,770,224
Real Estate	6,279,814	—	—	6,279,814
Utilities	3,448,292	—	—	3,448,292
Futures	173,222	—	—	173,222
Rights
Health Care	—	3,099	68	3,167
Short-Term Investments
Investment Companies	38,306,528	—	—	38,306,528

Total Assets	$1,939,229,349	$3,099	$68	$1,939,232,516

Total Liabilities	$—	$—	$—	$—

Total	$1,939,229,349	$3,099	$68	$1,939,232,516

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$173,222	*

Total		$173,222

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(16,656,995)	$(16,656,995)

Total	$(16,656,995)	$(16,656,995)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(557,545)	$(557,545)

Total	$(557,545)	$(557,545)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$154,609,000

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,838,049,857
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,614,007,567

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$783,703,460
Aggregate gross unrealized depreciation	(19,346,028)

Net unrealized appreciation	$764,357,432

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,174,875,084

For the period ended June 30, 2026, the Portfolio incurred approximately $2,159 as brokerage commissions with Bernstein Institutional Services, LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $1,156,950,043)	$1,939,059,294
Cash	18,284,798
Due from Custodian	3,983,390
Receivable for securities sold	1,407,808
Dividends, interest and other receivables	284,941
Receivable for Portfolio shares sold	64,127
Due from broker for futures variation margin	56,096
Securities lending income receivable	2,433
Other assets	18,865

Total assets	1,963,161,752

LIABILITIES
Payable for return of collateral on securities loaned	6,650,470
Payable for securities purchased	5,728,225
Payable for Portfolio shares repurchased	1,081,961
Investment management fees payable	877,491
Distribution fees payable – Class IA	347,327
Administrative fees payable	196,859
Distribution fees payable – Class IB	44,120
Accrued expenses	172,358

Total liabilities	15,098,811

Commitments and contingent liabilities^
NET ASSETS	$1,948,062,941

Net assets were comprised of:
Paid in capital	$984,921,159
Total distributable earnings (loss)	963,141,782

Net assets	$1,948,062,941

Class IA
Net asset value, offering and redemption price per share, $1,715,135,511 / 21,078,091 shares outstanding (unlimited amount authorized: $0.01 par value)	$81.37

Class IB
Net asset value, offering and redemption price per share, $218,433,820 / 2,817,737 shares outstanding (unlimited amount authorized: $0.01 par value)	$77.52

Class K
Net asset value, offering and redemption price per share, $14,493,610 / 176,357 shares outstanding (unlimited amount authorized: $0.01 par value)	$82.18

(x)	Includes value of securities on loan of $7,745,169.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends (net of $6,524 foreign withholding tax)	$6,036,008
Interest	293,169
Securities lending (net)	14,010

Total income	6,343,187

EXPENSES
Investment management fees	5,038,213
Distribution fees – Class IA	1,991,881
Administrative fees	1,124,347
Distribution fees – Class IB	249,142
Printing and mailing expenses	136,630
Custodian fees	97,321
Professional fees	90,983
Trustees’ fees	28,263
Miscellaneous	20,086

Total expenses	8,776,866

NET INVESTMENT INCOME (LOSS)	(2,433,679)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	212,290,324
Futures contracts	(16,656,995)

Net realized gain (loss)	195,633,329

Change in unrealized appreciation (depreciation) on:
Investments in securities	(38,082,919)
Futures contracts	(557,545)

Net change in unrealized appreciation (depreciation)	(38,640,464)

NET REALIZED AND UNREALIZED GAIN (LOSS)	156,992,865

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$154,559,186

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,433,679)	$4,090,945
Net realized gain (loss)	195,633,329	226,274,489
Net change in unrealized appreciation (depreciation)	(38,640,464)	42,124,408

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	154,559,186	272,489,842

Distributions to shareholders:
Class IA	—	(268,442,505)
Class IB	—	(34,334,341)
Class K	—	(2,142,069)

Total distributions to shareholders	—	(304,918,915)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 96,576 and 172,656 shares, respectively ]	7,062,638	13,552,362
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,478,862 shares, respectively ]	—	268,442,505
Capital shares repurchased [ (1,200,529) and (2,292,712) shares, respectively ]	(89,135,996)	(181,015,714)

Total Class IA transactions	(82,073,358)	100,979,153

Class IB
Capital shares sold [ 138,458 and 281,259 shares, respectively ]	9,903,401	21,586,502
Capital shares issued in reinvestment of dividends and distributions [ 0 and 466,585 shares, respectively ]	—	34,334,341
Capital shares repurchased [ (195,080) and (435,164) shares, respectively ]	(13,876,040)	(33,012,200)

Total Class IB transactions	(3,972,639)	22,908,643

Class K
Capital shares sold [ 6,476 and 20,955 shares, respectively ]	484,255	1,507,504
Capital shares issued in reinvestment of dividends and distributions [ 0 and 27,544 shares, respectively ]	—	2,142,069
Capital shares repurchased [ (7,014) and (26,546) shares, respectively ]	(515,280)	(2,088,433)

Total Class K transactions	(31,025)	1,561,140

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(86,077,022)	125,448,936

TOTAL INCREASE (DECREASE) IN NET ASSETS	68,482,164	93,019,863
NET ASSETS:
Beginning of period	1,879,580,777	1,786,560,914

End of period	$1,948,062,941	$1,879,580,777

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IA			2025	2024	2023	2022		2021
Net asset value, beginning of period	$74.89		$76.22	$66.81	$49.50	$84.48		$84.51

Income (loss) from investment operations†:
Net investment income (loss) (e)	(0.10)		0.18	0.28	0.23	(0.10)		(0.32)
Net realized and unrealized gain (loss)	6.58		12.26	20.52	18.69	(26.58)		17.41

Total from investment operations	6.48		12.44	20.80	18.92	(26.68)		17.09

Less distributions:
Dividends from net investment income	—		(0.18)	(0.32)	(0.23)	—		—
Distributions from net realized gains	—		(13.59)	(11.07)	(1.38)	(8.30)		(17.12)

Total dividends and distributions	—		(13.77)	(11.39)	(1.61)	(8.30)		(17.12)

Net asset value, end of period	$81.37		$74.89	$76.22	$66.81	$49.50		$84.48

Total return (b)(y)	8.65%		16.32%	30.85%	38.30%	(32.15)%		20.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,715,136		$1,661,149	$1,587,212	$1,349,545	$1,067,542		$1,698,352
Ratio of expenses to average net assets (a)(f)	0.97%		0.96%	0.97%	0.98%	0.97%		0.95%
Ratio of net investment income (loss) to average net assets (a)(g)	(0.27)%		0.23%	0.36%	0.39%	(0.16)%		(0.35)%
Portfolio turnover rate^	97	%(z)	118%	103%	81%	83	%(h)	74%

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025	2024	2023	2022		2021
Net asset value, beginning of period	$71.34		$73.18	$64.48	$47.82	$82.00		$82.45

Income (loss) from investment operations†:
Net investment income (loss) (e)	(0.10)		0.17	0.27	0.22	(0.10)		(0.31)
Net realized and unrealized gain (loss)	6.28		11.76	19.82	18.05	(25.78)		16.98

Total from investment operations	6.18		11.93	20.09	18.27	(25.88)		16.67

Less distributions:
Dividends from net investment income	—		(0.18)	(0.32)	(0.23)	—		—
Distributions from net realized gains	—		(13.59)	(11.07)	(1.38)	(8.30)		(17.12)

Total dividends and distributions	—		(13.77)	(11.39)	(1.61)	(8.30)		(17.12)

Net asset value, end of period	$77.52		$71.34	$73.18	$64.48	$47.82		$82.00

Total return (b)(y)	8.66%		16.30%	30.87%	38.29%	(32.15)%		20.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$218,434		$205,069	$187,454	$147,241	$108,682		$161,968
Ratio of expenses to average net assets (a)(f)	0.97%		0.96%	0.97%	0.98%	0.97%		0.95%
Ratio of net investment income (loss) to average net assets (a)(g)	(0.27)%		0.23%	0.36%	0.39%	(0.15)%		(0.35)%
Portfolio turnover rate^	97	%(z)	118%	103%	81%	83	%(h)	74%

See Notes to Financial Statements.

1263

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class K			2025	2024	2023	2022		2021
Net asset value, beginning of period	$75.54		$76.77	$67.20	$49.77	$84.66		$84.45

Income (loss) from investment operations†:
Net investment income (loss) (e)	(0.01)		0.38	0.47	0.38	0.07		(0.09)
Net realized and unrealized gain (loss)	6.65		12.36	20.68	18.81	(26.66)		17.42

Total from investment operations	6.64		12.74	21.15	19.19	(26.59)		17.33

Less distributions:
Dividends from net investment income	—		(0.38)	(0.51)	(0.38)	—		—
Distributions from net realized gains	—		(13.59)	(11.07)	(1.38)	(8.30)		(17.12)

Total dividends and distributions	—		(13.97)	(11.58)	(1.76)	(8.30)		(17.12)

Net asset value, end of period	$82.18		$75.54	$76.77	$67.20	$49.77		$84.66

Total return (b)(y)	8.79%		16.60%	31.19%	38.63%	(31.98)%		20.79%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,494		$13,363	$11,894	$11,778	$9,247		$13,336
Ratio of expenses to average net assets (a)(f)	0.72%		0.71%	0.72%	0.73%	0.72%		0.70%
Ratio of net investment income (loss) to average net assets (a)(g)	(0.02)%		0.48%	0.61%	0.63%	0.10%		(0.10)%
Portfolio turnover rate ^	97	%(z)	118%	103%	81%	83	%(h)	74%
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period may not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1264

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (8.3%)
AASET Ltd.,
Series 2025-2A A 5.522%, 2/16/50 §		$231,695	$229,419
AASET Trust,
Series 2020-1A A 3.351%, 1/16/40 §		109,886	109,258
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE1 A2C 4.103%, 1/25/37 (l)		1,037,693	626,260
ACREC LLC,
Series 2026-FL4 A 5.087%, 1/18/43 (l)§		115,000	115,249
ACRES Commercial Realty Issuer LLC,
Series 2026-FL4 A 5.087%, 8/18/44 (l)§		295,000	295,689
ACRES LLC,
Series 2025-FL3 A 5.256%, 8/18/40 (l)§		189,174	189,824
Affirm Master Trust,
Series 2026-1A A 4.370%, 2/15/34 §		415,000	412,516
Aligned Data Centers Issuer LLC,
Series 2021-1A B 2.482%, 8/15/46 §		500,000	498,200
Series 2026-1A A2I 5.909%, 6/15/56 §		400,000	400,891
ALLO Issuer LLC,
Series 2026-1A A2 5.607%, 6/20/56 §		100,000	101,038
American Airlines Pass-Through Trust,
Series 2015-2 AA 3.600%, 9/22/27		52,621	51,709
Series 2019-1 A 3.500%, 2/15/32		337,212	307,060
Series 2021-1 A 2.875%, 7/11/34		649,855	582,949
Series 2026-1 A 5.250%, 11/10/38		100,000	99,418
American Credit Acceptance Receivables Trust,
Series 2024-4 C 4.910%, 8/12/31 §		350,000	350,941
AMSR Trust,
Series 2024-SFR1 B 4.290%, 7/17/41 (e)§		1,145,000	1,113,763
Series 2024-SFR1 C 4.290%, 7/17/41 (e)§		1,026,000	992,462
Arbor Realty Commercial Real Estate Notes LLC,
Series 2025-FL1 A 4.993%, 1/20/43 (l)§		150,000	150,281
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A 5.043%, 1/15/37 (l)§		58,590	58,590
Arbour CLO VI DAC,
Series 6A AR 3.433%, 11/15/37 (l)§	EUR	600,000	686,507
Ares XLIV CLO Ltd.,
Series 2017-44A CRR 6.423%, 4/15/34 (l)§		$250,000	250,416
Atlas Senior Loan Fund XVIII Ltd.,
Series 2021-18A A1R 4.785%, 1/18/35 (l)§		500,000	499,786
AutoNation Finance Trust,
Series 2026-1A B 4.420%, 6/11/31§		200,000	198,171
Series 2026-1A C 4.560%, 10/14/31§		200,000	197,924
BAR Issuer LLC,
Series 2026-FL1 A 5.239%, 8/20/43 (l)§		250,000	251,090
Barclays Mortgage Loan Trust,
Series 2026-CES1 A1A 4.845%, 1/25/56 (e)§		89,483	88,406
Battalion CLO XIV Ltd.,
Series 2019-14A AR2 4.815%, 1/20/35 (l)§		248,321	248,330
BBAM US CLO I Ltd.,
Series 2022-1A AR 4.873%, 3/30/38 (l)§		250,000	250,151
Bbam US CLO V Ltd.,
Series 2025-5A A1 5.027%, 7/25/38 (l)§		250,000	250,152
BDS LLC,
Series 2024-FL13 A 5.215%, 9/19/39 (l)§		236,898	237,268
Birch Grove CLO Ltd.,
Series 19A A1RR 5.270%, 7/17/37 (l)§		600,000	600,697
Blackbird Capital II Aircraft Lease Ltd.,
Series 2021-1A B 3.446%, 7/15/46§		452,710	433,115
BlueMountain CLO XXII Ltd.,
Series 2018-22A A1 5.015%, 7/15/31 (l)§		25,484	25,494
Series 2018-22A B 5.435%, 7/15/31 (l)§		250,000	250,266
BNPP AM Euro CLO DAC,
Series 2018-1A AR 2.804%, 4/15/31 (l)§	EUR	154,324	175,902
Bryant Park Funding Ltd.,
Series 2024-24A A1 5.073%, 10/15/37 (l)§		$250,000	250,312
BSPDF Issuer LLC,
Series 2026-FL3 A 5.087%, 9/18/43 (l)§		250,000	250,895
BXMT Ltd.,
Series 2025-FL5 A 5.276%, 10/18/42 (l)§		200,000	200,438
Canyon Capital CLO Ltd.,
Series 2021-2A B1 5.685%, 4/15/34 (l)§		250,000	250,177
Carlyle US CLO Ltd.,
Series 2019-4A A1R2 4.857%, 6/22/39 (l)§		250,000	250,125
Castlelake Aircraft Structured Trust,
Series 2026-1A A 5.073%, 3/15/51§		440,648	433,044
CIFC Funding 2019-V Ltd.,
Series 2019-5A BR2 5.323%, 10/15/38 (l)§		250,000	250,481

See Notes to Financial Statements.

1265

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
CIFC Funding 2021-IV Ltd.,
Series 2021-4A AR 5.026%, 7/23/37 (l)§		$250,000	$250,348
Series 2021-4A BR 5.316%, 7/23/37 (l)§		250,000	250,213
CIFC Funding 2021-VI Ltd.,
Series 2021-6A A1R 4.882%, 7/15/39 (l)§		250,000	250,125
Compass Datacenters Issuer III LLC,
Series 2026-1A A21 4.897%, 2/25/56§		35,000	34,583
Series 2026-1A A22 5.289%, 2/25/56§		26,000	25,725
Series 2026-1A A23 5.436%, 2/25/56§		26,000	25,603
Consolidated Communications LLC,
Series 2025-4A B 5.766%, 12/20/55§		199,000	198,659
CoreVest American Finance Trust,
Series 2026-1 A 5.364%, 6/15/59 (e)§		177,272	177,950
CSAB Mortgage-Backed Trust,
Series 2007-1 1A1A 5.898%, 5/25/37 (l)		4,547,067	973,675
CVC Cordatus Loan Fund XXI DAC,
Series 21A A1E 3.377%, 9/22/34 (l)§	EUR	461,343	527,825
DB Master Finance LLC,
Series 2025-1A A2I 4.891%, 8/20/55§		$80,595	79,875
Delta Air Lines Pass-Through Trust,
Series 2020-1 AA 2.000%, 6/10/28		32,062	30,910
Domino’s Pizza Master Issuer LLC,
Series 2019-1A A2 3.668%, 10/25/49§		480,000	460,716
Series 2025-1A A2II 5.217%, 7/25/55§		225,000	222,693
Dryden 61 CLO Ltd.,
Series 2018-61A B2R 5.260%, 1/17/32 (l)§		250,000	250,069
Dryden 76 CLO Ltd.,
Series 2019-76A A1R2 5.043%, 10/15/37 (l)§		380,000	380,296
Elevation CLO Ltd.,
Series 2018-3A A1R3 4.955%, 1/25/35 (l)§		700,000	699,314
Empower CLO Ltd.,
Series 2022-1A A1R 5.065%, 10/20/37 (l)§		500,000	500,264
Flatiron CLO 25 Ltd.,
Series 2024-2A A 5.030%, 10/17/37 (l)§		250,000	250,322
Foundation Finance Trust,
Series 2025-1A A 4.950%, 4/15/50§		76,591	76,417
Series 2025-2A A 4.670%, 4/15/52§		258,512	256,707
FS Rialto,
Series 2021-FL2 A 5.218%, 5/16/38 (l)§		54,140	54,146
GBX Leasing LLC,
Series 2026-1A A 5.130%, 2/20/56§		248,959	246,098
GoodLeap Sustainable Home Solutions Trust,
Series 2021-3CS A 2.100%, 5/20/48§		471,433	379,151
Series 2021-5CS B 2.560%, 10/20/48§		314,210	179,385
GreenSky Home Improvement Issuer Trust,
Series 2025-1A A2 5.120%, 3/25/60§		48,322	48,409
Series 2025-3A A3 4.520%, 12/27/60§		252,416	250,147
Greywolf CLO III Ltd.,
Series 2020-3RA A1R2 4.894%, 4/22/33 (l)§		310,742	310,919
GS Mortgage-Backed Securities Trust,
Series 2026-CES1 A1 4.899%, 5/25/56 (e)§		149,429	147,880
GS REFT Issuer Ltd.,
Series 2026-FL1 A 5.139%, 10/19/43 (l)§		500,000	501,870
GSAA Home Equity Trust,
Series 2006-5 2A1 3.903%, 3/25/36 (l)		9,453	2,876
Series 2007-10 A2A 6.500%, 11/25/37		1,996,257	713,744
GT Loan Financing I Ltd.,
Series 2013-1A AR2 4.890%, 4/28/39 (l)§		250,000	250,181
Harvest CLO XXV DAC,
Series 25A AR 3.154%, 10/21/34 (l)§	EUR	500,000	571,301
Hertz Vehicle Financing III LP,
Series 2021-2A C 2.520%, 12/27/27§		$375,000	371,600
Home Partners of America Trust,
Series 2021-1 D 2.477%, 9/17/41§		536,754	490,233
Series 2021-1 F 3.325%, 9/17/41§		457,653	420,191
Horizon Aircraft Finance IV Ltd.,
Series 2024-1 A 5.375%, 9/15/49§		319,375	316,517
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 1A1 4.043%, 10/25/36 (l)		6,783,550	1,850,138
Huntington Bank Auto Credit-Linked Notes,
Series 2025-2 B2 4.809%, 9/20/33 (l)§		179,722	180,237
Invesco Euro CLO VI DAC,
Series 6A D 5.254%, 7/15/34 (l)§	EUR	250,000	276,954
Ivy Hill Middle Market Credit Fund XVIII Ltd.,
Series 18A A1R 5.244%, 1/22/37 (l)§		$250,000	250,062
Jamestown CLO XVIII Ltd.,
Series 2022-18A A1R 4.937%, 7/25/35 (l)§		600,000	600,019

See Notes to Financial Statements.

1266

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Jersey Mike’s Funding LLC,
Series 2026-1A A2II 5.481%, 2/15/56§	$176,558	$173,812
JP Morgan Mortgage Acquisition Trust,
Series 2006-RM1 A5 3.701%, 8/25/36 (l)	3,804,494	1,682,674
Juniper Valley Park CLO Ltd.,
Series 2023-1A ARR 4.755%, 7/20/36 (l)§	500,000	500,000
Kennedy Lewis CLO 12 Ltd.,
Series 2023-12A AR 5.005%, 7/20/38(l)§	250,000	250,446
KKR CLO 23 Ltd.,
Series 23 AR2 4.681%, 4/20/36 (l)§	250,000	250,044
KKR Financial CLO Ltd.,
Series 2013-1A A1R3 4.923%, 10/15/38(l)§	250,000	250,552
Labrador Aviation Finance Ltd.,
Series 2016-1A A1 4.300%, 1/15/42§	233,712	249,792
Lendmark Funding Trust,
Series 2021-1A A 1.900%, 11/20/31§	585,527	575,161
Series 2025-3A A 4.510%, 5/21/35§	199,000	196,489
Series 2026-1A A 4.800%, 11/20/35§	100,000	99,320
LMRE 2025 SFR1 Trust,
Series 2025-SFR1 A 4.500%, 12/17/42§	100,000	96,361
Lmrk Issuer Co. LLC,
Series 2025-1A A 5.520%, 9/15/55§	400,000	396,955
Long Beach Mortgage Loan Trust,
Series 2006-9 2A2 3.983%, 10/25/36 (l)	2,449,021	735,440
Magnetite XL Ltd.,
Series 2024-40A A1 5.123%, 7/15/37 (l)§	500,000	500,871
MAPS Trust,
Series 2026-1A B 6.129%, 1/15/51§	436,363	429,955
Marble Point CLO XVII Ltd.,
Series 2020-1A AR 5.115%, 7/20/37 (l)§	500,000	500,155
Mariner Finance Issuance Trust,
Series 2021-AA A 1.860%, 3/20/36§	421,404	415,148
Series 2024-AA A 5.130%, 9/22/36§	100,000	100,341
Series 2024-BA A 4.910%, 11/20/38§	250,000	248,639
Series 2025-BA A 4.590%, 11/22/38§	198,000	196,485
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A1 4.083%, 7/25/37 (l)	2,291,206	1,317,432
MF1 LLC,
Series 2022-FL9 A 5.789%, 6/19/37 (l)§	55,517	55,591
MF1 Ltd.,
Series 2021-FL7 A 4.832%, 10/16/36 (l)§	30,485	30,504
Series 2022-FL8 A 4.989%, 2/19/37 (l)§	29,834	29,850
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1 A3 4.063%, 7/25/36 (l)	3,167,696	1,156,092
Mosaic Solar Loan Trust,
Series 2022-1A A 2.640%, 1/20/53§	421,014	359,995
Navient Private Education Loan Trust,
Series 2015-BA A3 5.190%, 7/16/40 (l)§	113,719	113,937
Navient Private Education Refi Loan Trust,
Series 2018-DA A2A 4.000%, 12/15/59§	13,628	13,527
Series 2019-CA A2 3.130%, 2/15/68§	13,764	13,661
Series 2019-FA A2 2.600%, 8/15/68§	45,764	44,192
Navient Refinance Loan Trust,
Series 2025-B A 4.720%, 9/15/55§	79,195	78,849
Series 2025-C A 4.800%, 10/15/55§	80,648	80,432
Nelnet Student Loan Trust,
Series 2025-AA A1B 4.693%, 3/15/57 (l)§	80,287	79,899
Series 2025-BA A1B 4.943%, 5/17/55 (l)§	123,827	124,152
Series 2025-CA A1B 4.959%, 6/22/65(l)§	123,167	123,220
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2007-1 2A1A 4.083%, 2/25/37 (l)	850,672	774,452
OCP CLO Ltd.,
Series 2017-13A AR2 5.012%, 11/26/37 (l)§	500,000	500,737
OHA Loan Funding Ltd.,
Series 2016-1A A1R2 5.135%, 7/20/37 (l)§	250,000	250,050
OHS Issuer LLC,
Series 2026-1A A2 5.980%, 2/25/61§	74,750	73,113
OneMain Financial Issuance Trust,
Series 2020-2A A 1.750%, 9/14/35§	71,121	70,321
Owl Rock CLO III Ltd.,
Series 2020-3A AR 5.525%, 4/20/36 (l)§	250,000	249,992
Palmer Square Loan Funding Ltd.,
Series 2025-3A A1 4.660%, 1/15/34 (l)§	250,000	249,905
Park Blue CLO Ltd.,
Series 2025-9A A1 5.025%, 10/20/38(l)§	510,000	510,448
Phantom Aviation,
Series 2026-1A A 5.240%, 1/15/51§	492,209	482,644

See Notes to Financial Statements.

1267

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Pikes Peak CLO 18,
Series 2025-18A A1 4.895%, 4/20/38(l)§		$250,000	$250,258
Planet Fitness Master Issuer LLC,
Series 2025-1A A2II 5.649%, 12/6/55§		292,268	288,595
Point Broadband Funding LLC,
Series 2025-1A B 5.727%, 7/20/55§		350,000	347,986
Progress Residential Trust,
Series 2021-SFR5 F 3.158%, 7/17/38§		2,000,000	1,995,291
Series 2025-SFR4 A 4.300%, 8/17/42§		1,000,000	974,561
Providus CLO II DAC,
Series 2A ARR 3.364%, 10/15/38(l)§	EUR	500,000	572,053
QTS Issuer ABS I LLC,
Series 2025-1A B 5.928%, 5/25/55§		$450,000	432,799
QTS Issuer ABS II LLC,
Series 2025-1A A2 5.044%, 10/5/55§		74,000	72,480
Series 2025-1A B 5.778%, 10/5/55§		500,000	476,909
Series 2026-1A B 6.729%, 1/5/56§		32,000	32,042
Series 2026-2A A2 5.848%, 1/5/56§		25,000	24,774
Series 2026-5A A2 6.178%, 3/6/56§		41,000	41,586
RAD CLO 23 Ltd.,
Series 2024-23A A2R 5.236%, 7/20/41(l)§		250,000	249,999
RASC Trust,
Series 2007-EMX1 A13 4.163%, 1/25/37 (l)		199,582	227,204
RCKT Mortgage Trust,
Series 2026-CES6 A1A 5.321%, 6/25/56 (e)§		500,000	499,827
Regatta XI Funding Ltd.,
Series 2018-1A BR 5.430%, 7/17/37 (l)§		360,000	360,428
Regatta XVIII Funding Ltd.,
Series 2021-1A A1R 4.833%, 4/15/38(l)§		175,526	175,228
Regional Management Issuance Trust,
Series 2025-2 A 4.590%, 11/16/37§		197,000	195,632
Republic Finance Issuance Trust,
Series 2025-A A 4.590%, 11/20/34§		196,000	194,606
Retained Vantage Data Centers Issuer LLC,
Series 2025-1A A2A 5.091%, 8/15/50§		73,000	71,259
Sabey Data Center Issuer LLC,
Series 2026-1 A2 5.482%, 1/20/51§		400,000	396,016
Sagard-Halseypoint CLO 10 Ltd.,
Series 2025-10A A1 5.025%, 10/20/38(l)§		250,000	250,333
Scalelogix Abs Us Issuer LLC,
Series 2025-1A B 6.158%, 7/25/55§		400,000	395,197
Scholar Funding Trust,
Series 2013-A A 4.397%, 1/30/45 (l)§		59,966	58,970
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-FR4 A2B 4.103%, 8/25/36 (l)		2,074,477	632,361
Shentel Issuer LLC,
Series 2025-1A A2 5.640%, 12/20/55§		125,000	125,523
Silver Point CLO 5 Ltd.,
Series 2024-5A A1 5.075%, 10/20/37 (l)§		250,000	250,229
Silver Point SCF CLO V Ltd.,
Series 2025-1A A1 5.175%, 4/20/38(l)§		250,000	249,000
Sixth Street CLO XIV Ltd.,
Series 2019-14A A1R2 4.822%, 1/20/38(l)§		720,000	719,029
SLM Private Education Loan Trust,
Series 2010-C A5 8.490%, 10/15/41(l)§		119,643	124,109
SMB Private Education Loan Trust,
Series 2020-PTA A2A 1.600%, 9/15/54§		63,775	60,686
Series 2021-A C 2.990%, 1/15/53§		135,805	121,855
Series 2021-A D1 3.860%, 1/15/53§		33,876	30,352
SoFi Consumer Loan Program Trust,
Series 2025-1 C 5.420%, 2/27/34§		375,000	375,602
Series 2025-3 A 4.470%, 8/15/34§		92,188	92,236
Series 2026-1 C 4.740%, 12/26/35§		100,000	99,064
Series 2026-1 D 5.060%, 12/26/35§		100,000	99,375
Series 2026-2 B 4.800%, 3/25/36§		100,000	99,636
Series 2026-B A 4.400%, 2/25/36§		158,519	158,221
Sound Point CLO XXI Ltd.,
Series 2018-3A A1AR 4.967%, 10/26/31(l)§		111,506	111,551
Sounds Point CLO IV-R Ltd.,
Series 2013-3RA A 5.087%, 4/18/31(l)§		93,062	93,056
Soundview Home Loan Trust,
Series 2006-1 2A1 5.854%, 2/25/37 (l)		4,226,912	762,497
Series 2007-OPT5 2A2 4.713%, 10/25/37 (l)		2,612,888	2,048,954
Stellantis Financial Underwritten Enhanced Lease Trust,
Series 2025-CA B 4.250%, 12/20/29§		125,000	123,976
Subway Funding LLC,
Series 2024-1A A2II 6.268%, 7/30/54§		61,070	61,483

See Notes to Financial Statements.

1268

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2024-3A A23 5.914%, 7/30/54§	$197,000	$191,170
Summit Issuer LLC,
Series 2025-1A A2 5.208%, 11/20/55§	64,000	63,409
Sunrun Demeter Issuer LLC,
Series 2021-2A A 2.270%, 1/30/57§	534,481	487,529
Symphony CLO 38 Ltd.,
Series 2023-38A BR 5.617%, 7/24/38(l)§	250,000	250,762
Taco Bell Funding LLC,
Series 2021-1A A23 2.542%, 8/25/51§	491,250	433,151
Series 2025-1A A2I 4.821%, 8/25/55§	73,000	72,189
TIF Funding II LLC,
Series 2021-1A A 1.650%, 2/20/46§	363,729	331,328
Trackside Rail LLC,
Series 2026-1A A 4.890%, 3/20/56§	149,057	146,085
Trestles CLO IV Ltd.,
Series 2021-4A AR1 4.943%, 10/30/38(l)§	500,000	500,882
Trestles CLO VI Ltd.,
Series 2023-6A A1R 4.847%, 4/25/38(l)§	250,000	249,643
Trinitas CLO XXX Ltd.,
Series 2024-30A A1 5.036%, 10/23/37 (l)§	400,000	400,159
TRTX Issuer Ltd.,
Series 2025-FL6 A 5.174%, 9/18/42(l)§	190,000	190,534
Turkish Airlines Pass-Through Trust,
Series 2015-1 A 4.200%, 3/15/27§	128,559	125,402
United Airlines Pass-Through Trust,
Series 2019-1 AA 4.150%, 8/25/31	305,667	296,802
Series 2019-2 AA 2.700%, 5/1/32	141,167	128,695
Series 2020-1 A 5.875%, 10/15/27	292,485	295,995
United States Small Business Administration,
Series 2008-20G 1 5.870%, 7/1/28	12,417	12,556
Upstart Securitization Trust,
Series 2024-1 A 5.330%, 11/20/34§	48,592	48,656
Series 2025-2 B 5.620%, 6/20/35§	350,000	350,866
Series 2025-3 B 5.020%, 9/20/35§	350,000	348,393
Series 2025-4 A2 4.560%, 11/20/35§	281,241	281,196
UPX HIL Issuer Trust,
Series 2025-1 A 5.160%, 1/25/47§	139,099	138,294
USQ Rail III LLC,
Series 2024-1A A 4.990%, 9/28/54§	281,989	275,581
VB-S1 Issuer LLC,
Series 2026-1A C2 4.693%, 3/15/56§	160,000	156,191
Series 2026-1A D 5.193%, 3/15/56§	30,000	29,487
Venture XXVII CLO Ltd.,
Series 2017-27A BR 5.537%, 7/20/30 (l)§	228,097	228,135
Verdelite Static CLO Ltd.,
Series 2024-1A A 4.805%, 7/20/32(l)§	280,658	280,718
Vibrant CLO XR Ltd.,
Series 2018-10RA A1 5.375%, 4/20/36 (l)§	500,000	500,000
Series 2018-10RAR A1R 0.000%, 4/20/36 (l)§	500,000	499,997
VOLT C LLC,
Series 2021-NPL9 A1 5.992%, 5/25/51(e)§	91,493	91,497
Voya CLO Ltd.,
Series 2023-1A A1R 4.885%, 1/20/39 (l)§	500,000	500,335
Wellfleet CLO Ltd.,
Series 2021-4A A1R 4.967%, 10/25/38(l)§	250,000	250,325
Wellington Management CLO 4 Ltd.,
Series 2025-4A A 4.825%, 4/18/38(l)§	158,219	158,077
Wireless PropCo Funding LLC,
Series 2025-1A B 4.300%, 6/25/55§	209,000	196,854

Total Asset-Backed Securities		65,714,367

Collateralized Mortgage Obligations (11.9%)
A&D Mortgage Trust,
Series 2026-NQM2 A1 4.811%, 3/25/71(l)§	485,814	479,651
Alternative Loan Trust,
Series 2005-J14 A3 5.500%, 12/25/35	1,932,707	1,116,324
Series 2006-OA22 A1 4.083%, 2/25/47 (l)	18,984	17,685
Series 2006-OA6 1A2 4.183%, 7/25/46 (l)	12,356	11,472
Series 2007-OH1 A1D 3.973%, 4/25/47 (l)	19,243	17,268
American Home Mortgage Investment Trust,
Series 2006-3 11A1 4.123%, 12/25/46 (l)	410,530	354,583
Angel Oak Mortgage Trust,
Series 2025-2 A1 5.637%, 2/25/70 (e)§	177,700	178,081
Series 2025-8 A1 5.410%, 7/25/70 (e)§	72,414	72,379
Series 2026-2 A1LC 4.796%, 2/25/71(e)§	220,690	216,493
Series 2026-3 A1 5.512%, 6/25/71(l)§	220,000	219,962

See Notes to Financial Statements.

1269

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Aspire Mortgage Trust,
Series 2026-3 A1 5.459%, 5/25/66 (e)§		$250,000	$249,721
Barclays Mortgage Loan Trust,
Series 2022-NQM1 A1 4.550%, 7/25/52(e)§		97,199	96,250
Series 2026-NQM2 A1 4.696%, 12/25/65(l)§		278,120	274,126
Bear Stearns ALT-A Trust,
Series 2006-4 31A1 4.339%, 7/25/36 (l)		796,336	441,076
Bear Stearns ARM Trust,
Series 2004-8 11A2 6.109%, 11/25/34 (l)		46,391	44,278
Series 2005-1 2A1 4.590%, 3/25/35 (l)		56,311	52,507
BRAVO Residential Funding Trust,
Series 2025-NQM2 A1 5.678%, 11/25/64(e)§		204,476	205,307
Series 2026-NQM4 M1 6.025%, 3/25/66 (l)§		1,500,000	1,494,654
Chase Home Lending Mortgage Trust,
Series 2023-RPL2 A1 3.250%, 3/25/63(l)§		408,113	363,241
Series 2024-7 A11 4.928%, 6/25/55 (l)§		268,329	268,237
Chase Mortgage Finance Trust,
Series 2007-S3 1A12 6.000%, 5/25/37		1,529,870	641,536
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6 5.500%, 9/25/35		178,248	174,773
Series 2005-24 A1 5.500%, 11/25/35		262,173	126,697
Series 2006-9 A10 6.000%, 5/25/36		2,617,826	1,114,089
CIM Trust,
Series 2025-I1 A1 5.655%, 10/25/69 (e)§		125,212	125,517
Citigroup Mortgage Loan Trust,
Series 2024-1 A11 4.978%, 7/25/54(l)§		234,864	234,937
COLT Mortgage Loan Trust,
Series 2021-5 A1 1.726%, 11/26/66 (l)§		47,315	42,824
Series 2025-4 M1 6.869%, 4/25/70 (l)§		1,250,000	1,262,741
Series 2025-7 A1 5.470%, 6/25/70 (e)§		136,872	137,012
Series 2025-8 A1 5.480%, 8/25/70 (e)§		331,508	332,472
Series 2026-5 A1 5.410%, 7/27/71(l)§		250,000	249,696
Cross Mortgage Trust,
Series 2025-H1 A1 5.735%, 2/25/70 (l)§		188,820	189,420
Deephaven Residential Mortgage Trust,
Series 2026-INV1 A1 4.797%, 12/25/70 (l)§		179,574	177,351
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR3 2A5 4.163%, 6/25/37 (l)		410,400	370,330
Ellington Financial Mortgage Trust,
Series 2025-INV1 A1 5.626%, 3/25/70 (e)§		250,553	251,163
Series 2025-INV2 A1 5.387%, 5/26/70 (e)§		290,244	289,981
Series 2025-INV3 A1 5.444%, 7/25/70 (e)§		152,877	152,895
Series 2025-NQM3 A1 5.494%, 8/25/70 (e)§		159,364	159,603
Series 2026-NQM7 A1 5.598%, 7/25/71(l)§		250,000	250,124
Eurohome UK Mortgages plc,
Series 2007-1 A 4.005%, 6/15/44 (l)(m)	GBP	4,273	5,658
EuroMASTR plc,
Series 2007-1V A2 4.055%, 6/15/40 (l)(m)		76,303	100,129
Eurosail-UK plc,
Series 2007-4X A3 4.805%, 6/13/45 (l)(m)		77,696	102,751
FHLMC,
Series 2708 ZD 5.500%, 11/15/33		$347,371	356,910
Series 375 C1 2.500%, 1/25/51 IO		4,222,261	639,868
Series 4438 B 3.000%, 10/15/43		74,284	72,585
Series 4790 F 3.897%, 10/15/43(l)		171,472	167,693
Series 4989 FA 4.114%, 8/15/40 (l)		110,234	108,603
Series 4989 FB 4.114%, 10/15/40 (l)		75,107	73,955
Series 5004 LS 2.408%, 7/25/50 IO(l)		2,517,093	284,118
Series 5025 GB 1.500%, 10/25/50		6,499,000	4,295,693
Series 5028 TZ 2.000%, 10/25/50		6,799,540	3,903,987
Series 5140 WZ 2.500%, 9/25/51		6,140,380	3,947,962
Series 5468 QF 4.928%, 5/25/54(l)		418,751	419,496
Series 5468 WF 4.728%, 11/25/54(l)		73,741	73,961
Series 5471 FM 5.028%, 11/25/54(l)		397,252	401,360
Series 5478 FD 5.028%, 2/25/54(l)		34,895	35,256
Series 5482 FB 5.128%, 12/25/54(l)		73,992	75,106
Series 5500 DF 4.978%, 10/25/54(l)		47,170	47,651
Series 5502 EF 5.028%, 2/25/55 (l)		40,846	41,325
Series 5508 FE 5.228%, 2/25/55 (l)		53,708	54,573

See Notes to Financial Statements.

1270

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Series 5508 FG 5.028%, 2/25/55 (l)	$1,323,551	$1,336,029
Series 5543 FH 5.128%, 6/25/55 (l)	57,537	58,410
Series 5563 FA 4.978%, 8/25/55 (l)	121,517	122,659
Series 5574 FB 4.978%, 9/25/55 (l)	51,582	52,097
Series 5678 FG 4.642%, 7/25/56 (l)	100,000	100,079
Series 5685 FB 4.650%, 7/25/56 (l)	300,000	300,237
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8 6.000%, 6/25/37	639,349	186,166
FNMA,
Series 2011-86 NF 4.292%, 9/25/41(l)	46,552	46,486
Series 2015-11 A 3.000%, 5/25/34	96,511	95,313
Series 2020-77 S 0.522%, 11/25/50 IO(l)	6,122,010	206,493
Series 2021-67 IG 3.000%, 10/25/51 IO	1,484,342	239,857
Series 2021-95 LZ 3.000%, 1/25/52	5,715,951	3,978,828
Series 2023-35 FC 4.728%, 8/25/53(l)	85,216	85,957
Series 2023-68 FB 4.678%, 1/25/54(l)	83,420	84,035
Series 2024-32 2.500%, 4/25/51 IO	2,870,151	422,895
Series 2024-63 FH 4.728%, 9/25/54(l)	57,102	57,601
Series 2024-88 FC 5.028%, 12/25/54(l)	44,411	44,876
Series 2024-96 FA 5.028%, 12/25/54(l)	77,450	78,099
Series 2025-1 FX 4.978%, 2/25/55 (l)	54,690	55,189
Series 2025-13 FB 4.928%, 3/25/55 (l)	66,238	66,810
Series 2025-2 FG 5.078%, 2/25/55 (l)	114,469	115,012
Series 2025-35 FJ 5.228%, 5/25/55 (l)	140,601	143,164
Series 2025-63 DF 5.028%, 8/25/55 (l)	36,147	36,561
Series 2025-9 FG 4.978%, 3/25/55 (l)	32,180	32,472
Series 426 C57 3.000%, 3/25/52 IO	3,348,840	571,337
Series 427 C28 2.500%, 10/25/50 IO	5,948,754	959,953
Series 437 C8 2.500%, 6/25/52 IO	3,810,365	590,525
GCAT Trust,
Series 2019-NQM3 M1 3.450%, 11/25/59 (l)§	500,000	469,651
Series 2022-INV2 A5 3.000%, 4/25/52(l)§	458,602	395,772
Series 2025-NQM4 A1 5.529%, 6/25/70 (e)§	313,459	313,259
Series 2026-NQM1 A1A 4.789%, 12/25/70 (e)§	177,953	175,492
GNMA,
Series 2012-74 LF 4.154%, 6/20/42(l)	402,071	397,369
Series 2013-116 LS 2.396%, 8/20/43 IO(l)	588,734	56,032
Series 2013-26 MS 2.496%, 2/20/43 IO(l)	562,554	54,628
Series 2014-20 TS 2.346%, 2/20/44 IO(l)	540,953	49,417
Series 2015-H15 FC 4.341%, 6/20/65(l)	53,837	53,901
Series 2015-H16 FM 4.361%, 7/20/65(l)	70,559	70,663
Series 2015-H18 FB 4.361%, 7/20/65(l)	35,584	35,637
Series 2015-H19 FK 4.361%, 8/20/65(l)	88,173	88,299
Series 2015-H20 FB 4.361%, 8/20/65(l)	40,315	40,374
Series 2015-H20 FC 4.381%, 8/20/65(l)	154,975	155,248
Series 2015-H22 FC 4.361%, 9/20/65(l)	112,603	112,768
Series 2015-H29 FA 4.461%, 10/20/65(l)	116	117
Series 2016-H11 F 4.561%, 5/20/66 (l)	52,707	52,946
Series 2016-H14 FA 4.561%, 6/20/66 (l)	40,612	40,773
Series 2016-H15 FA 4.561%, 7/20/66 (l)	39,884	40,071
Series 2016-H23 F 4.511%, 10/20/66 (l)	40,164	40,315
Series 2020-129 IW 2.500%, 9/20/50 IO	4,214,336	644,265
Series 2020-173 MI 2.500%, 11/20/50 IO	4,194,199	626,062
Series 2020-185 MI 2.500%, 12/20/50 IO	4,315,780	644,882
Series 2021-16 KI 2.500%, 1/20/51 IO	3,822,158	565,457
Series 2021-160 TI 3.000%, 9/20/51 IO	4,033,790	708,547
Series 2021-165 ID 3.000%, 9/20/51 IO	2,428,648	403,872
Series 2021-223 EZ 3.000%, 12/20/51	7,710,717	5,814,306
Series 2021-30 KI 3.000%, 2/20/51 IO	3,375,522	568,066
Series 2021-57 IA 2.500%, 12/20/50 IO	3,522,673	495,015
Series 2021-81 IM 3.500%, 5/20/51 IO	3,511,903	690,294
Series 2022-112 AI 2.500%, 10/20/50 IO	2,867,704	436,084
Series 2022-174 AZ 3.500%, 5/20/51	5,228,910	4,456,897

See Notes to Financial Statements.

1271

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2022-218 IB 3.000%, 7/20/50 IO		$2,535,056	$433,417
Series 2022-78 3.000%, 8/20/51 IO		62,020	10,846
Series 2022-H02 FN 4.109%, 1/20/72(l)		263,055	262,728
Series 2022-H22 EF 4.359%, 10/20/72(l)		102,814	103,154
Series 2022-H25 FA 4.749%, 11/20/72(l)		479,647	489,664
Series 2022-H26 DF 4.629%, 12/20/72(l)		293,459	298,392
Series 2023-19 2.500%, 2/20/51 IO		3,909,781	576,003
Series 2023-H01 FA 4.409%, 1/20/73(l)		381,416	384,337
Series 2023-H02 FA 4.509%, 1/20/73(l)		284,317	287,752
Series 2023-H02 FB 4.509%, 1/20/73(l)		972,365	983,645
Series 2023-H03 FA 4.479%, 2/20/73(l)		188,189	190,235
Series 2023-H28 F 4.659%, 12/20/73(l)		379,001	385,729
Series 2023-H28 GF 4.509%, 12/20/73(l)		776,742	787,204
Series 2025-9 FE 4.859%, 1/20/55 (l)		57,448	57,842
GS Mortgage-Backed Securities Trust,
Series 2022-NQM1 A4 4.000%, 5/25/62(l)§		61,291	56,540
Series 2026-DSC1 A1 4.725%, 5/25/66 (e)§		288,567	283,424
Series 2026-DSC2 A1 5.487%, 9/25/66 (e)§		150,000	149,959
Series 2026-HLTV1 A1 5.626%, 11/25/66 (l)§		250,000	249,830
Series 2026-NQM1 A1 4.869%, 3/25/66 (l)§		309,917	305,799
Series 2026-NQM1 A2 5.123%, 3/25/66 (e)§		221,369	218,988
Series 2026-NQM1 A3 5.225%, 3/25/66 (e)§		221,369	218,993
Series 2026-NQM2 ALCF 4.998%, 11/25/61(e)§		146,250	143,424
Series 2026-NQM3 A1 5.222%, 5/25/66 (l)§		241,115	239,273
Series 2026-NQM4 A1 5.461%, 6/25/66 (l)§		145,361	144,819
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 4.837%, 9/25/35 (l)		12,425	11,921
Series 2006-AR2 2A1 4.042%, 4/25/36 (l)		31,677	18,265
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A 4.562%, 1/19/35 (l)		95,566	86,394
HOMES Trust,
Series 2025-NQM1 M1 6.520%, 1/25/70 (l)§		300,000	300,747
Series 2025-NQM2 A1 5.425%, 2/25/70 (e)§		511,111	510,588
Household Capital RMBS,
Series 2025-1 A 6.231%, 7/21/87(l)(m)	AUD	38,250	26,398
Impac CMB Trust,
Series 2007-A A 4.263%, 5/25/37 (l)§		$17,865	17,795
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX1 A4 4.303%, 2/25/37 (l)		724,591	473,086
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1 4.904%, 11/25/36 (l)§		992,974	489,467
JP Morgan Mortgage Trust,
Series 2005-S3 1A2 5.750%, 1/25/36		659,318	284,562
Series 2006-A3 6A1 4.838%, 8/25/34 (l)		5,575	5,544
Series 2007-A1 3A3 4.834%, 7/25/35 (l)		9,626	9,205
Series 2021-7 A3 2.500%, 11/25/51(l)§		476,388	394,565
Series 2021-INV5 A2A 2.500%, 12/25/51(l)§		967,036	800,940
Series 2021-INV7 A3A 2.500%, 2/25/52(l)§		483,780	432,024
Series 2021-INV7 A4A 2.500%, 2/25/52(l)§		257,000	177,200
Series 2021-INV7 A5A 2.500%, 2/25/52(l)§		112,414	92,330
Series 2024-VIS1 A1 5.990%, 7/25/64(l)§		327,172	327,675
Series 2025-NQM3 A1 5.495%, 11/25/65(l)§		316,969	316,605
Series 2025-NQM5 A1LC 5.019%, 5/25/66 (e)§		25,000	24,676
Series 2025-VIS1 M1 6.412%, 8/25/55 (l)§		287,000	287,395
Series 2026-NQM1 A1LC 4.925%, 6/25/66 (e)§		120,000	118,255
Series 2026-NQX2 A1 5.628%, 10/25/66 (l)§		250,000	250,281
Lehman Mortgage Trust,
Series 2007-1 1A2 5.750%, 2/25/37		579,898	572,985
Ludgate Funding plc,
Series 2007-1 A2A 4.043%, 1/1/61(l)(m)	GBP	46,179	60,069
Series 2008-W1X A1 4.483%, 1/1/61(l)(m)		87,222	115,695
MASTR Alternative Loan Trust,
Series 2005-2 5A1 6.500%, 12/25/34		$28,731	28,857
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A 5.645%, 12/25/32(l)		2,365	2,328
MFA Trust,
Series 2026-INVR1 A1 5.387%, 12/25/59 (l)§		97,128	96,755
Series 2026-NQM1 A1 5.051%, 2/25/71(l)§		389,184	386,198

See Notes to Financial Statements.

1272

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-DSC2 A1 5.443%, 7/25/70 (l)§		$154,334	$154,085
Series 2026-DSC1 A1LC 4.934%, 1/25/71(e)§		250,000	246,704
Series 2026-DSC2 A1 5.440%, 4/27/71(l)§		245,490	244,926
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85 4.075%, 4/16/36 (l)§		86,268	85,382
MortgageIT Trust,
Series 2005-4 A1 4.323%, 10/25/35 (l)		29,490	29,485
New Residential Mortgage Loan Trust,
Series 2015-1A A1 3.750%, 5/28/52(l)§		124,923	119,648
Series 2018-RPL1 A1 3.500%, 12/25/57 (l)§		159,634	154,556
Series 2025-NQM1 A1 5.643%, 1/25/65(e)§		149,183	149,853
Series 2025-NQM4 A1 5.350%, 7/25/65(l)§		318,321	317,282
Series 2026-NQM1 A1 4.824%, 11/25/65(l)§		580,822	573,695
Series 2026-NQM1 A2 5.078%, 11/25/65(e)§		232,329	229,427
Series 2026-NQM1 A3 5.179%, 11/25/65(e)§		232,329	229,170
Series 2026-NQM3 A1 4.833%, 2/25/66 (l)§		188,505	186,128
Nomura Asset Acceptance Corp.,
5.515%, 1/25/36 (l)		2,934,073	868,222
Series 2006-AP1 A5 6.059%, 1/25/36 (e)		2,205,717	651,728
NYMT Loan Trust,
Series 2026-INV1 A1 4.766%, 2/25/61(l)§		403,538	397,958
Series 2026-INV1 A1LC 4.945%, 2/25/61(e)§		100,000	98,908
Series 2026-INV1 A2 5.050%, 2/25/61(e)§		245,700	242,511
Series 2026-INV1 A3 5.202%, 2/25/61(e)§		245,700	242,431
OBX Trust,
Series 2025-NQM3 A1 5.648%, 12/1/64(e)§		113,123	113,499
PRKCM Trust,
Series 2022-AFC2 A1 5.335%, 8/25/57 (l)§		93,701	93,418
Series 2023-AFC3 A1 6.584%, 9/25/58(e)§		175,763	175,609
Series 2026-AFC4 A1 5.600%, 7/25/61(l)§		250,000	250,129
PRPM LLC,
Series 2024-7 A1 5.870%, 11/25/29 (e)§		1,880,065	1,881,205
Series 2025-4 A1 6.179%, 6/25/30 (e)§		868,484	866,135
PRPM Trust,
Series 2025-NQM1 A1 5.802%, 11/25/69 (e)§		169,138	169,918
Series 2025-NQM1 M1A 6.645%, 11/25/69 (l)§		193,000	193,881
Series 2025-NQM2 A1 5.688%, 4/25/70 (e)§		424,814	425,450
Series 2025-NQM3 A1 5.606%, 5/25/70 (l)§		141,157	141,342
RALI Trust,
Series 2006-QO3 A1 4.183%, 4/25/46 (l)		3,614,261	866,040
Series 2007-QS6 A29 6.000%, 4/25/37		831,082	698,314
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1 4.103%, 6/25/35 (l)§		10,998	10,819
Series 2006-R1 AF1 4.103%, 1/25/36 (l)§		34,675	33,136
Residential Asset Securitization Trust,
Series 2006-A12 A2 6.250%, 11/25/36		2,895,786	950,313
Series 2006-A9CB A7 6.000%, 9/25/36		3,847,169	1,011,925
Resloc UK plc,
Series 2007-1X A3B 4.015%, 12/15/43(l)(m)	GBP	49,814	65,128
RFMSI Trust,
Series 2006-S10 1A1 6.000%, 10/25/36		$290,957	236,715
Santander Mortgage Asset Receivable Trust,
Series 2026-NQM5 A1 5.455%, 6/25/66 (l)§		200,000	199,937
Sequoia Mortgage Trust,
Series 10 2A1 4.514%, 10/20/27 (l)		18	18
Series 2003-4 2A1 4.454%, 7/20/33 (l)		2,522	2,538
Series 6 A 4.394%, 4/19/27 (l)		6,354	6,316
SG Residential Mortgage Trust,
Series 2021-2 B1 4.038%, 12/25/61(l)§		1,700,000	1,311,686
Series 2025-1 A1 5.098%, 12/25/65(l)§		94,174	93,430
Series 2026-1 A1 4.782%, 1/25/66 (l)§		102,093	100,823
Starwood Mortgage Residential Trust,
Series 2020-1 M1 2.878%, 2/25/50 (l)§		2,500,000	2,270,752
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4 2A 4.739%, 4/25/34 (l)		51,877	51,675
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1 4.254%, 7/19/35 (l)		14,265	13,414
Series 2006-AR6 1A3 4.143%, 7/25/46 (l)		377,638	310,599
Towd Point Mortgage Funding plc,
Series 2024-GR6A A1 4.681%, 7/20/53(l)§	GBP	291,719	387,067
Towd Point Mortgage Trust,
Series 2019-1 M1 3.750%, 3/25/58(l)§		$1,500,000	1,317,685

See Notes to Financial Statements.

1273

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2022-1 A1 3.750%, 7/25/62 (l)§		$241,005	$227,351
Series 2024-5 A1A 4.612%, 10/25/64(l)§		442,006	441,433
Uropa Securities plc,
Series 2007-1 A3A 4.079%, 10/10/40 (l)(m)	GBP	99,232	130,639
UWM Mortgage Trust,
Series 2021-INV2 A9 4.612%, 9/25/51 (l)§		$576,376	540,564
Series 2021-INV3 A9 4.562%, 11/25/51 (l)§		512,842	480,516
Verus Securitization Trust,
Series 2021-6 B1 4.047%, 10/25/66 (l)§		1,000,000	812,416
Series 2021-8 A1 2.824%, 11/25/66 (l)§		52,477	47,845
Series 2024-9 M1 6.198%, 11/25/69 (l)§		800,000	803,050
Series 2025-12 A1LC 5.110%, 12/25/70 (e)§		100,000	98,761
Series 2025-5 A1 5.427%, 6/25/70 (e)§		75,665	75,884
Series 2025-6 A1 5.417%, 7/25/70 (e)§		172,125	172,440

Total Collateralized Mortgage Obligations			93,711,431

Commercial Mortgage-Backed Securities (6.7%)
1211 Avenue of the Americas Trust,
Series 2015-1211 C 4.280%, 8/10/35 (l)§		100,000	95,603
Series 2015-1211 D 4.280%, 8/10/35 (l)§		100,000	90,861
1345 Trust,
Series 2025-AOA A 5.225%, 6/15/42 (l)§		28,000	28,053
20 Times Square Trust,
Series 2018-20TS B 3.203%, 5/15/35 (l)§		200,000	187,177
245 Park Avenue Trust,
Series 2017-245P XA 0.271%, 6/5/37 IO (l)§		1,000,000	1,273
280 Park Avenue Mortgage Trust,
Series 2017-280P A 4.805%, 9/15/34 (l)§		190,000	189,763
Series 2017-280P D 5.448%, 9/15/34 (l)§		200,000	199,000
425 Trust,
Series 2026-LEX A 5.306%, 7/15/43(l)§		271,000	271,000
ALA Trust,
Series 2025-OANA A 5.369%, 6/15/40 (l)§		63,000	63,236
Alen Mortgage Trust,
Series 2021-ACEN A 4.890%, 4/15/34 (l)§		13,000	12,355
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 D 1.750%, 5/15/53§		100,000	85,314
Series 2020-MF1 E 1.750%, 5/15/53§		100,000	82,839
ARES Commercial Mortgage Trust,
Series 2024-IND A 5.317%, 7/15/41 (l)§		104,000	104,474
Ashford Hospitality Trust,
Series 2018-ASHF D 5.898%, 4/15/35 (l)§		16,000	15,860
Atrium Hotel Portfolio Trust,
Series 2017-ATRM D 5.873%, 12/15/36 (l)§		190,000	185,250
BAMLL Commercial Mortgage Securities Trust,
Series 2021-JACX A 4.790%, 9/15/38(l)§		800,000	768,006
Series 2026-HRHB A 5.362%, 5/5/40 (l)§		100,000	99,767
BAMLL Trust,
Series 2024-BHP A 5.975%, 8/15/39 (l)§		130,000	130,485
BANK,
Series 2017-BNK6 XA 0.889%, 7/15/60 IO (l)		2,486,671	11,501
Series 2018-BN10 XA 0.826%, 2/15/61 IO (l)		3,391,755	31,143
Series 2019-BN19 AS 3.446%, 8/15/61		249,000	229,524
Series 2019-BN20 AS 3.243%, 9/15/62 (l)		310,000	277,869
Series 2019-BN20 XB 0.457%, 9/15/62 IO (l)		530,000	5,502
Series 2020-BN25 AS 2.841%, 1/15/63		22,000	20,177
Series 2020-BN30 XB 0.820%, 12/15/53 IO (l)		5,331,000	140,631
Series 2021-BN33 XB 0.572%, 5/15/64 IO (l)		4,550,000	99,543
Series 2021-BN35 C 2.902%, 6/15/64(l)		19,000	15,676
Series 2022-BNK40 A4 3.502%, 3/15/64(l)		600,000	555,690
Series 2024-BNK47 A5 5.716%, 6/15/57		300,000	312,099
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10 C 4.934%, 7/15/49 (l)		250,000	240,111
Series 2017-BNK3 XB 0.736%, 2/15/50 IO (l)		1,000,000	1,719
BANK5,
Series 2024-5YR10 B 6.140%, 10/15/57 (l)		284,000	287,078
Series 2024-5YR8 XA 1.125%, 8/15/57 IO (l)		6,224,611	144,685
Series 2025-5YR15 AS 5.762%, 7/15/58		180,000	184,154
Series 2025-5YR16 AS 5.751%, 8/15/63(l)		393,000	398,458
Series 2025-5YR17 AS 5.626%, 11/15/58(l)		296,000	300,211
Series 2026-5YR22 A3 5.713%, 6/15/59 (l)		300,000	309,835
BBCCRE Trust,
Series 2015-GTP A 3.966%, 8/10/33§		884,882	832,400

See Notes to Financial Statements.

1274

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
BBCMS Mortgage Trust,
Series 2017-C1 B 4.089%, 2/15/50	$100,000	$97,115
Series 2018-TALL A 4.545%, 3/15/37 (l)§	45,000	42,525
Series 2020-C7 AS 2.444%, 4/15/53	186,000	161,277
Series 2021-C9 XA 1.658%, 2/15/54 IO (l)	2,517,450	140,774
Series 2022-C17 A5 4.441%, 9/15/55	10,000	9,677
Series 2024-5C29 A3 5.208%, 9/15/57	240,000	242,215
Series 2025-5C36 A3 5.517%, 8/15/58	268,000	273,766
Series 2025-5C36 AS 5.835%, 8/15/58(l)	256,000	261,505
Series 2025-5C37 AS 5.382%, 9/15/58(l)	297,000	298,543
Series 2025-5C38 AS 5.476%, 11/15/58	298,000	300,602
Series 2025-C35 D 4.500%, 7/15/58§	14,000	10,849
Series 2025-C39 A5 5.297%, 12/15/58	300,000	304,711
Series 2026-5C40 AS 5.529%, 2/15/59 (l)	328,000	331,997
Series 2026-5C42 A3 5.598%, 6/15/59	300,000	308,663
BBCMS Trust,
Series 2015-SRCH A1 3.312%, 8/10/35§	19,335	19,100
Series 2015-SRCH XA 0.974%, 8/10/35 IO (l)§	820,054	4,292
Series 2021-C10 XA 1.287%, 7/15/54 IO (l)	3,196,800	140,499
Benchmark Mortgage Trust,
Series 2019-B9 A5 4.016%, 3/15/52	700,000	683,350
Series 2019-B9 XA 1.163%, 3/15/52 IO (l)	882,114	18,355
Series 2020-B16 XA 0.906%, 2/15/53 IO (l)	3,771,109	94,292
Series 2020-B17 XB 0.635%, 3/15/53 IO (l)	1,000,000	16,061
Series 2020-B21 A5 1.978%, 12/17/53	18,000	15,882
Series 2020-IG3 XA 0.760%, 9/15/48 IO (l)§	5,341,978	46,632
Series 2021-B23 XA 1.352%, 2/15/54 IO (l)	960,323	41,139
Series 2021-B24 XA 1.195%, 3/15/54 IO (l)	1,065,957	38,342
Series 2021-B25 A5 2.577%, 4/15/54	160,000	143,299
Series 2021-B27 XA 1.347%, 7/15/54 IO (l)	3,495,474	151,132
Series 2024-V10 A3 5.277%, 9/15/57	250,000	252,821
Series 2024-V6 A3 5.926%, 3/15/57	298,000	305,236
Series 2024-V8 A1 5.514%, 7/15/57	154,563	155,944
Series 2024-V9 A3 5.602%, 8/15/57	241,000	245,612
Series 2025-V15 AS 6.175%, 6/15/58	256,000	263,345
Series 2025-V16 A3 5.439%, 8/15/58(l)	180,000	183,254
Series 2025-V17 AM 5.425%, 9/15/58(l)	395,000	400,211
Series 2025-V18 AS 5.593%, 10/15/58	223,000	225,679
Series 2026-V20 B 5.687%, 2/15/59 (l)	327,000	327,867
Series 2026-V21 A3 5.127%, 3/15/59	217,000	218,883
BFLD Commercial Mortgage Trust,
Series 2025-660F A 5.125%, 11/15/42 (l)§	100,000	100,219
BFLD Trust,
Series 2020-EYP A 4.890%, 10/15/35 (l)§	700,000	525,911
Series 2025-EWEST A 5.175%, 6/15/42 (l)§	103,000	103,128
BMO Mortgage Trust,
Series 2023-C5 XA 0.955%, 6/15/56 IO (l)	371,893	14,173
Series 2024-5C7 AS 5.888%, 11/15/57 (l)	443,000	445,932
Series 2025-5C10 AS 5.947%, 5/15/58(l)	295,000	300,308
Series 2025-5C12 AS 5.557%, 10/15/58	297,000	298,477
Series 2025-5C9 AS 6.165%, 4/15/58(l)	295,000	302,953
BOCA Commercial Mortgage Trust,
Series 2025-BOCA A 5.225%, 12/15/42 (l)§	180,000	180,337
BOS Trust,
Series 2026-LYRK A 5.221%, 5/11/41 (l)§	136,000	135,044
BRCK Trust,
Series 2025-830B A 4.956%, 12/10/42 (l)§	100,000	99,123
BSTN Commercial Mortgage Trust,
Series 2025-HUB A 5.062%, 4/13/41 (l)§	150,000	148,248
BWAY Mortgage Trust,
Series 2013-1515 A2 3.454%, 3/10/33§	78,813	76,045
Series 2013-1515 C 3.446%, 3/10/33§	100,000	91,485
Series 2021-1450 A 4.990%, 9/15/36 (l)§	700,000	689,702
BWAY Trust,
Series 2025-1535 A 6.519%, 5/5/42 (l)§	10,000	10,090
BX Commercial Mortgage Trust,
Series 2020-VIV3 B 3.662%, 3/9/44 (l)§	120,000	112,742
Series 2022-AHP A 4.615%, 1/17/39 (l)§	112,412	112,412

See Notes to Financial Statements.

1275

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2024-AIR2 A 5.118%, 10/15/41 (l)§	$191,836	$192,435
Series 2024-AIRC A 5.317%, 8/15/41 (l)§	176,919	177,608
Series 2024-BRBK A 6.513%, 10/15/41 (l)§	96,000	96,240
Series 2024-MDHS A 5.267%, 5/15/41 (l)§	128,697	128,858
Series 2026-VLT9 A 5.325%, 3/15/45 (l)§	106,000	105,934
Series 2026-XL6 A 4.825%, 3/15/43 (l)§	162,754	162,754
BX Trust,
Series 2019-OC11 E 4.075%, 12/9/41 (l)§	200,000	184,688
Series 2022-VAMF B 4.905%, 1/15/39 (l)§	9,306	9,303
Series 2024-PALM A 5.166%, 6/15/37 (l)§	85,392	85,392
Series 2024-VLT4 A 5.117%, 6/15/41 (l)§	287,850	287,130
Series 2025-ARIA A 5.199%, 12/13/42 (l)§	155,000	155,346
Series 2025-LUNR A 5.125%, 6/15/40 (l)§	9,339	9,357
Series 2025-VLT6 A 5.069%, 3/15/42 (l)§	220,000	219,725
Series 2025-VOLT A 5.325%, 12/15/44 (l)§	100,000	100,187
Series 2025-VOLT B 5.725%, 12/15/44 (l)§	100,000	100,093
BXP Trust,
Series 2017-CC D 3.670%, 8/13/37 (l)§	30,000	23,700
Series 2017-GM A 3.379%, 6/13/39§	190,000	188,336
Series 2017-GM B 3.539%, 6/13/39 (l)§	140,000	138,789
Series 2017-GM D 3.539%, 6/13/39 (l)§	80,000	79,116
Series 2021-601L D 2.868%, 1/15/44 (l)§	102,000	82,342
CD Mortgage Trust,
Series 2017-CD3 A4 3.631%, 2/10/50	10,000	9,847
CENT Trust,
Series 2025-CITY A 5.091%, 7/10/40 (l)§	177,000	176,881
CFCRE Commercial Mortgage Trust,
Series 2016-C4 XA 0.873%, 5/10/58 IO (l)	4,121	3
Series 2016-C4 XB 0.417%, 5/10/58 IO (l)	110,000	1
Series 2017-C8 B 4.199%, 6/15/50 (l)	37,000	35,995
Citigroup Commercial Mortgage Trust,
Series 2020-420K D 3.422%, 11/10/42 (l)§	150,000	134,721
Series 2020-420K X 0.912%, 11/10/42 IO (l)§	1,000,000	29,741
Series 2020-555 A 2.647%, 12/10/41§	140,000	126,768
COAST Commercial Mortgage Trust,
Series 2023-2HTL D 8.064%, 8/15/36 (l)§	80,000	79,556
Commercial Mortgage Trust,
Series 2015-DC1 XA 0.697%, 2/10/48 IO (l)	105,776	124
Series 2018-COR3 XD 1.750%, 5/10/51 IO (l)§	50,000	1,323
Series 2024-WCL1 A 5.466%, 6/15/41 (l)§	90,000	89,972
Series 2024-WCL1 B 6.215%, 6/15/41 (l)§	27,000	26,992
CONE Trust,
Series 2024-DFW1 A 5.267%, 8/15/41 (l)§	30,000	29,878
Series 2024-DFW1 B 5.916%, 8/15/41 (l)§	250,000	251,116
CSAIL Commercial Mortgage Trust,
Series 2016-C5 C 4.549%, 11/15/48(l)	4,985	4,866
Series 2017-CX10 XB 0.320%, 11/15/50 IO (l)	1,000,000	3,235
Series 2018-CX12 C 4.878%, 8/15/51 (l)	58,000	54,573
Series 2019-C16 XA 1.688%, 6/15/52 IO (l)	919,603	32,148
Series 2019-C17 XA 1.450%, 9/15/52 IO (l)	4,394,560	136,443
Series 2019-C17 XB 0.666%, 9/15/52 IO (l)	1,000,000	14,586
Series 2019-C18 D 2.500%, 12/15/52§	170,000	137,604
CSMC Trust,
Series 2017-TIME A 3.646%, 11/13/39§	100,000	95,618
Series 2021-ADV A 5.140%, 7/15/38(l)§	800,000	667,102
Series 2021-B33 A1 3.053%, 10/10/43§	78,465	74,106
Series 2021-B33 A2 3.167%, 10/10/43§	190,000	169,936
CSTL Commercial Mortgage Trust,
Series 2026-GATE3 B 5.102%, 2/10/43 (l)§	160,000	156,948
DBC Mortgage Trust,
Series 2025-DBC A 4.976%, 11/15/42 (l)§	295,000	295,277
DBGS Mortgage Trust,
Series 2019-1735 X 0.431%, 4/10/37 IO (l)§	1,365,000	10,135
Series 2024-SBL A 5.508%, 8/15/34 (l)§	8,453	8,448
DBJPM Mortgage Trust,
Series 2017-C6 XD 1.000%, 6/10/50 IO (l)	300,000	2,271
DGWD Trust,
Series 2025-INFL A 5.225%, 8/15/35 (l)§	114,000	114,414
DK Trust,
Series 2025-LXP A 5.226%, 8/15/37 (l)§	34,000	34,090

See Notes to Financial Statements.

1276

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2025-LXP D 6.524%, 8/15/37 (l)§	$11,000	$11,031
DOLP Trust,
Series 2021-NYC A 2.956%, 5/10/41§	1,000,000	890,845
ELM Trust,
Series 2024-ELM A10 5.994%, 6/10/39 (l)§	44,000	44,003
Series 2024-ELM A15 5.994%, 6/10/39 (l)§	44,000	44,003
Series 2024-ELM XP10 0.242%, 6/10/39 IO (l)§	1,000,000	13
EQT Trust,
Series 2024-EXTR A 5.331%, 7/5/41§	17,811	17,929
EQUS Mortgage Trust,
Series 2021-EQAZ A 4.645%, 10/15/38(l)§	397,263	397,264
ESTN Trust,
Series 2026-TOWN A 5.538%, 5/12/46 (l)§	250,000	252,811
FHLMC Multiclass Certificates,
Series 2024-P015 A1 4.439%, 11/25/32 (l)	2,219	2,192
FHLMC Multifamily Structured Pass-Through Certificates,
Series K120 X1 1.117%, 10/25/30 IO (l)	2,381,076	84,453
Series K121 X1 1.105%, 10/25/30 IO (l)	114,832	4,018
Series KL05 X1P 1.024%, 6/25/29 IO (l)	662,000	16,450
Series KL06 XFX 1.457%, 12/25/29 IO (l)	165,192	5,089
FNMA ACES,
Series 2019-M32 X2 1.247%, 10/25/29 IO (l)	14,916,330	349,199
Series 2020-M13 X1 1.242%, 6/25/31 IO (l)	15,666,519	427,437
Series 2020-M15 X1 1.558%, 9/25/31 IO (l)	2,970,351	149,005
Series 2022-M4 A1X 2.539%, 5/25/30 (l)	940,883	896,905
Series 2025-M1 A2 4.700%, 1/25/35 (l)	4,864,000	4,870,631
FS Trust,
Series 2026-HULA A 5.075%, 3/15/41 (l)§	160,000	160,350
GGP Commercial Mortgage Trust,
Series 2026-SSP A 5.115%, 7/5/43 (l)§	100,000	100,252
GNMA,
Series 2013-30 0.534%, 9/16/53 IO (l)	31,485	375
Series 2016-96 0.768%, 12/16/57 IO (l)	28,554	949
Series 2021-143 0.967%, 10/16/63 IO (l)	6,783,682	422,502
Series 2021-20 1.145%, 8/16/62 IO (l)	4,675,039	327,696
Series 2021-208 0.755%, 6/16/64 IO (l)	7,972,864	390,530
Series 2021-22 0.983%, 5/16/63 IO (l)	5,683,382	352,783
Series 2021-52 0.720%, 4/16/63 IO (l)	6,018,257	307,434
Series 2021-71 0.864%, 10/16/62 IO (l)	6,754,838	399,132
Series 2022-13 0.827%, 1/16/63 IO (l)	15,901,835	951,884
Series 2022-21 0.785%, 10/16/63 IO (l)	15,942,694	950,387
Series 2022-49 0.756%, 3/16/64 IO (l)	7,819,954	389,450
Series 2022-67 0.899%, 8/16/63 IO (l)	13,111,373	938,327
Series 2023-118 BA 3.751%, 5/16/65(l)	14,560	12,989
Series 2023-50 AC 3.250%, 9/16/63 (l)	11,325	10,073
Series 2025-126 AD 5.000%, 5/16/65	102,135	99,495
Series 2025-129 AB 4.750%, 9/16/54	29,634	28,952
Series 2025-130 AL 4.750%, 8/16/56	29,650	29,014
Series 2025-88 AT 5.000%, 6/16/58	22,683	22,506
Grace Trust,
Series 2020-GRCE D 2.769%, 12/10/40 (l)§	142,000	124,890
Great Wolf Trust,
Series 2024-WLF2 A 5.317%, 5/15/41 (l)§	76,000	76,190
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A 2.856%, 5/10/34§	79,532	71,181
Series 2018-TWR D 5.523%, 7/15/31 (l)§	110,000	15,396
GS Mortgage Securities Trust,
Series 2016-GS3 XA 1.195%, 10/10/49 IO (l)	89,956	128
Series 2017-GS7 XA 1.166%, 8/10/50 IO (l)	2,230,259	11,956
Series 2019-GSA1 XA 0.926%, 11/10/52 IO (l)	1,128,401	23,428
Series 2020-GC45 XA 0.725%, 2/13/53 IO (l)	3,062,829	53,014
HILT Commercial Mortgage Trust,
Series 2024-ORL D 6.814%, 5/15/37 (l)§	100,000	100,062
ILPT Commercial Mortgage Trust,
Series 2025-LPF2 A 5.468%, 7/13/42 (l)§	115,000	115,533
Series 2025-LPF2 D 6.725%, 7/13/42 (l)§	200,000	200,248
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP3 B 3.397%, 8/15/49 (l)	331,000	326,389
Series 2016-JP3 XC 0.750%, 8/15/49 IO (l)§	240,000	5
Series 2018-PHH A 4.882%, 6/15/35 (l)§	106,599	70,813

See Notes to Financial Statements.

1277

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2022-DATA A 4.046%, 6/10/42 (l)§	$600,000	$555,159
Series 2022-OPO D 3.565%, 1/5/39 (l)§	100,000	81,578
Series 2025-BHR5 A 5.319%, 3/15/40 (l)§	26,069	26,085
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25 XA 0.545%, 11/15/47 IO (l)	459,900	1,960
Series 2015-C32 XA 1.126%, 11/15/48 IO (l)	420,158	1,097
Series 2015-C33 D1 4.455%, 12/15/48 (l)§	100,000	90,823
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C 3.830%, 7/15/50 (l)	350,000	325,224
Series 2019-COR5 A3 3.123%, 6/13/52	17,959	17,206
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA 1.421%, 6/15/49 IO (l)	336,864	2,115
Series 2016-C4 XC 0.750%, 12/15/49 IO (l)§	1,800,000	1,330
Series 2020-COR7 XA 1.756%, 5/13/53 IO (l)	2,127,374	84,427
KRE Commercial Mortgage Trust,
Series 2025-AIP4 A 4.925%, 3/15/42 (l)§	54,194	54,126
KREST Commercial Mortgage Securities Trust,
Series 2021-CHIP A 2.558%, 11/5/44§	700,000	555,536
KSL Trust,
5.518%, 6/15/30 (l)§	128,000	128,320
Ladder Capital Commercial Mortgage Trust,
Series 2013-GCP XA 1.293%, 2/15/36 IO (l)§	855,717	12,765
LCCM Trust,
Series 2017-LC26 C 4.706%, 7/12/50§	300,000	285,392
LEX Trust,
Series 2026-450 A 4.975%, 3/15/43 (l)§	33,000	33,052
LoanCore Issuer LLC,
Series 2025-CRE8 A 5.021%, 8/17/42 (l)§	280,000	280,350
LQR Trust,
Series 2025-CALI A 5.225%, 1/15/43 (l)§	200,000	199,750
LSTAR Commercial Mortgage Trust,
Series 2017-5 X 0.971%, 3/10/50 IO (l)§	1,529,322	3,057
MCR Mortgage Trust,
Series 2024-TWA A 5.924%, 6/12/39§	33,000	33,070
Series 2024-TWA XA 0.920%, 6/12/39 IO§	178,000	672
MIRA Trust,
Series 2023-MILE A 6.755%, 6/10/38§	100,000	102,006
MLTI Trust,
Series 2026-SF75 A 5.025%, 3/15/36 (l)§	150,000	150,094
Morgan Stanley Capital I Trust,
Series 2017-H1 B 4.075%, 6/15/50	198,000	193,866
Series 2017-H1 XD 2.268%, 6/15/50 IO (l)§	300,000	4,549
Series 2018-MP A 4.419%, 7/11/40 (l)§	219,000	206,210
Series 2019-H6 XB 0.879%, 6/15/52 IO (l)	1,000,000	19,312
Series 2019-L2 XA 1.155%, 3/15/52 IO (l)	2,614,504	56,384
Series 2019-L3 XA 0.723%, 11/15/52 IO (l)	4,152,472	73,777
Series 2020-L4 B 3.082%, 2/15/53	207,000	186,852
Series 2024-NSTB A 3.900%, 9/24/57 (l)§	202,421	199,239
MSWF Commercial Mortgage Trust,
Series 2023-2 XA 1.151%, 12/15/56 IO (l)	973,445	50,164
MTN Commercial Mortgage Trust,
Series 2026-LPFX A
5.153%, 5/15/43 (l)§	100,000	99,795
Natixis Commercial Mortgage Securities Trust,
Series 2018-SOX A
4.404%, 6/17/38§	100,000	96,008
Series 2021-APPL A
4.840%, 8/15/38 (l)§	649,721	638,263
NCMF Trust,
Series 2025-MFS A 5.046%, 6/10/33 (l)§	67,000	66,491
New Orleans Hotel Trust,
Series 2019-HNLA A 4.662%, 4/15/32 (l)§	400,000	395,018
NJ Trust,
Series 2025-WBRK A 5.867%, 3/5/35 (l)§	188,000	192,026
NRTH Commercial Mortgage Trust,
Series 2025-PARK A 5.019%, 10/15/40 (l)§	100,000	100,313
NYC Commercial Mortgage Trust,
Series 2025-11X A 5.368%, 10/15/40 (l)§	100,000	100,344
NYC Trust,
Series 2025-77C A 4.949%, 1/10/36 (l)§	120,000	118,907
Series 2026-9W57 A 5.053%, 6/6/40 (l)§	100,000	99,511
Series 2026-9W57 B 5.353%, 6/6/40 (l)§	150,000	149,398
NYO Commercial Mortgage Trust,
Series 2021-1290 A 4.835%, 11/15/38 (l)§	1,100,000	1,098,636
Oceanview Mortgage Trust,
Series 2026-1 A 5.104%, 8/25/55 (l)§	470,978	465,632
Olympic Tower Mortgage Trust,
Series 2017-OT XA 0.511%, 5/10/39 IO (l)§	1,000,000	1,570
One Market Plaza Trust,
Series 2017-1MKT XCP 0.000%, 2/10/32 IO (l)§	830,825	1

See Notes to Financial Statements.

1278

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2017-1MKT XNCP 0.219%, 2/10/32 IO (l)§		$166,165	$171
PENN Commercial Mortgage Trust,
Series 2025-P11 A 5.522%, 8/10/42 (l)§		12,000	12,130
PGA Trust,
Series 2024-RSR2 A 5.516%, 6/15/39 (l)§		114,000	113,964
Sage AR Funding,
Series 2026-1X C 5.526%, 5/18/38 (l)(m)	GBP	100,000	131,196
SCG Commercial Mortgage Trust,
Series 2025-FLWR A 4.875%, 8/15/42 (l)§		$183,000	183,114
SFO Commercial Mortgage Trust,
Series 2021-555 B 5.489%, 5/15/38 (l)§		180,000	179,775
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ D 3.593%, 9/15/39 (l)§		30,000	25,772
SHOPS Commercial Mortgage Trust,
Series 2026-CSTL A 4.971%, 5/5/39 (l)§		150,000	149,132
SLG Commercial Mortgage Trust,
Series 2026-PAT A 4.928%, 2/15/39 (l)§		128,000	126,555
UBS Commercial Mortgage Trust,
Series 2017-C7 A4 3.679%, 12/15/50		140,000	137,709
Series 2018-C13 XA 0.906%, 10/15/51 IO (l)		6,992,434	89,094
Series 2018-C8 C 4.837%, 2/15/51 (l)		226,000	208,097
Series 2019-C17 XA 1.577%, 10/15/52 IO (l)		898,123	32,734
Series 2019-C18 XA 1.091%, 12/15/52 IO (l)		899,419	23,941
VEGAS Trust,
Series 2024-TI A 5.518%, 11/10/39§		100,000	99,773
Velocity Commercial Capital Loan Trust,
Series 2019-1 A 3.760%, 3/25/49 (l)§		157,407	153,902
Series 2024-6 A 5.810%, 12/25/54 (l)§		1,697,435	1,698,490
VNDO Trust,
Series 2016-350P D 4.033%, 1/10/35 (l)§		100,000	99,877
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27 C 3.894%, 2/15/48		89,618	77,803
Series 2015-NXS2 XA 0.788%, 7/15/58 IO (l)		76,604	—
Series 2016-BNK1 XD 1.537%, 8/15/49 IO (l)§		1,000,000	29,142
Series 2017-C38 XA 1.029%, 7/15/50 IO (l)		2,055,921	8,144
Series 2017-C39 XA 1.201%, 9/15/50 IO (l)		1,990,786	17,878
Series 2018-1745 A 3.874%, 6/15/36 (l)§		600,000	565,059
Series 2018-C46 B 4.633%, 8/15/51		24,000	22,867
Series 2019-C49 B 4.546%, 3/15/52		90,000	86,711
Series 2019-C50 B 4.192%, 5/15/52		150,000	141,162
Series 2019-C50 XA 1.571%, 5/15/52 IO (l)		796,644	22,973
Series 2020-C55 AS 2.937%, 2/15/53		207,000	190,041
Series 2020-C55 XA 1.396%, 2/15/53 IO (l)		3,842,044	147,073
Series 2020-C56 XA 1.380%, 6/15/53 IO (l)		2,985,899	106,654
Series 2021-C59 XA 1.594%, 4/15/54 IO (l)		2,875,468	144,599
Series 2024-5C2 AS 6.346%, 11/15/57 (l)		315,000	324,398
Series 2024-BPRC B 6.215%, 7/15/43§		47,000	47,048
Series 2024-BPRC C 6.432%, 7/15/43§		30,000	29,980
Series 2024-BPRC D 7.082%, 7/15/43§		10,000	10,039
Series 2024-BPRC X 0.312%, 7/15/43 IO (l)§		369,000	2,829
Series 2025-5C3 AS 6.390%, 1/15/58 (l)		295,000	304,474
Series 2025-5C6 AS 5.582%, 10/15/58 (l)		297,000	299,399
Series 2025-5C7 AS 5.503%, 12/15/58		298,000	299,551
Series 2026-5C10 A3 5.789%, 6/15/59		301,000	310,544
Series 2026-5C8 A3 5.034%, 3/15/59		163,000	163,459
Series 2026-5C8 C 5.554%, 3/15/59		163,000	159,906
WEST Trust,
Series 2025-ROSE A 5.454%, 4/10/35 (l)§		18,000	18,001

Total Commercial Mortgage-Backed Securities			53,242,359

Corporate Bonds (25.5%)
Communication Services (1.4%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.
4.100%, 2/15/28		120,000	119,054
4.300%, 2/15/30		130,000	128,340
4.400%, 4/30/31		200,000	196,662
4.750%, 4/30/33		100,000	97,983
3.500%, 9/15/53		54,000	35,215
6.050%, 8/15/56		37,000	36,066
3.800%, 12/1/57		164,000	109,816
3.650%, 9/15/59		160,000	102,530
3.850%, 6/1/60		54,000	36,049
3.500%, 2/1/61		93,000	57,096
Bell Canada
5.200%, 2/15/34		100,000	99,758
Comcast Corp.
2.650%, 2/1/30		200,000	186,143

See Notes to Financial Statements.

1279

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
1.950%, 1/15/31 (x)		$16,000	$14,154
5.500%, 11/15/32		20,000	20,590
3.750%, 4/1/40		100,000	80,170
NBN Co. Ltd.
4.250%, 10/1/29§		500,000	494,431
RD Michigan Property Owner I LLC
7.500%, 3/30/45§		1,200,000	1,196,591
Verizon Communications, Inc.
2.100%, 3/22/28		60,000	57,608
4.329%, 9/21/28		58,000	57,786
1.500%, 9/18/30		55,000	48,426
2.550%, 3/21/31		597,000	541,936
2.355%, 3/15/32		225,000	196,825
5.401%, 7/2/37		112,000	111,777
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.04%), 6.200%, 5/14/56 (k)		60,000	60,649

			4,085,655

Entertainment (0.1%)
Netflix, Inc.
4.900%, 8/15/34 (x)		40,000	39,879
Take-Two Interactive Software, Inc.
4.950%, 3/28/28		50,000	50,214
Walt Disney Co. (The)
3.800%, 3/22/30		250,000	244,323

			334,416

Interactive Media & Services (0.3%)
Alphabet, Inc.
3.700%, 2/15/29		69,000	67,915
4.100%, 11/15/30		289,000	284,368
4.100%, 2/15/31		59,000	58,051
4.375%, 11/15/32		100,000	98,515
4.400%, 2/15/33		48,000	46,983
4.700%, 11/15/35		60,000	58,852
4.800%, 2/15/36		228,000	224,378
4.500%, 5/11/45	EU	R 100,000	116,658
5.500%, 2/15/46		$69,000	67,928
5.650%, 2/15/56		149,000	147,678
4.800%, 5/11/63	EUR	100,000	116,223
4.375%, 11/6/64		107,000	114,739
5.750%, 2/15/66		$88,000	87,314
5.700%, 11/15/75		238,000	229,596
Meta Platforms, Inc.
4.600%, 5/15/28		100,000	100,481
4.200%, 11/15/30		40,000	39,363
4.875%, 5/15/33		100,000	99,125
4.750%, 8/15/34		55,000	53,929
4.875%, 11/15/35		150,000	146,082
5.250%, 5/15/36		60,000	59,702
4.650%, 8/15/62		223,000	169,249
5.550%, 8/15/64		11,000	9,589

			2,396,718

Media (0.3%)
Charter Communications Operating LLC
6.650%, 2/1/34		15,000	15,407
6.550%, 6/1/34		150,000	153,344
3.500%, 3/1/42		56,000	38,762
5.750%, 4/1/48		179,000	151,276
4.800%, 3/1/50		48,000	35,969
3.900%, 6/1/52		14,000	8,959
5.250%, 4/1/53		14,000	10,940
3.850%, 4/1/61		900,000	530,928
3.950%, 6/30/62		45,000	26,608
Cox Communications, Inc.
3.500%, 8/15/27§		400,000	394,767
Discovery Global Holdings, Inc.
3.755%, 3/15/27		375,000	372,188
Fox Corp.
4.709%, 1/25/29		100,000	99,920
Paramount Global
3.700%, 10/4/26 (e)		42,000	41,674
2.900%, 1/15/27		112,000	110,593
5.250%, 4/1/44		15,000	10,301
4.900%, 8/15/44		11,000	7,253
4.600%, 1/15/45		12,000	7,665
WPP Finance 2013
3.625%, 6/9/31 (m)	EUR	200,000	224,751

			2,241,305

Wireless Telecommunication Services (0.2%)
America Movil SAB de CV
5.000%, 1/20/33		$100,000	99,687
Rogers Communications, Inc.
3.650%, 3/31/27	CAD	100,000	70,742
5.300%, 2/15/34		$100,000	99,080
T-Mobile USA, Inc.
4.850%, 1/15/29		475,000	477,877
3.375%, 4/15/29		113,000	109,207
3.875%, 4/15/30		650,000	629,820
5.150%, 4/15/34		150,000	150,528
3.600%, 11/15/60		82,000	53,146
5.800%, 9/15/62		136,000	130,228

			1,820,315

Total Communication Services			10,878,409

Consumer Discretionary (1.2%)
Automobile Components (0.0%)†
Magna International, Inc.
5.500%, 3/21/33		100,000	102,605

Automobiles (0.5%)
Ford Motor Co.
3.250%, 2/12/32		200,000	176,340
6.100%, 8/19/32		200,000	203,614
General Motors Co.
5.350%, 4/15/28		16,000	16,158
6.250%, 4/15/35		150,000	157,288
Hyundai Capital America
5.950%, 9/21/26§		200,000	200,615
5.250%, 1/8/27§		300,000	301,067
4.600%, 4/6/28§		400,000	399,556
Mercedes-Benz Finance North America LLC
4.800%, 3/30/28§		500,000	501,094
Nissan Motor Co. Ltd.
3.201%, 9/17/28(m)	EUR	400,000	449,643
4.810%, 9/17/30§		$700,000	651,420
Toyota Motor Corp.
5.123%, 7/13/33		150,000	153,183

See Notes to Financial Statements.

1280

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Volkswagen Group of America Finance LLC
5.650%, 9/12/28§	$700,000	$710,156

		3,920,134

Broadline Retail (0.2%)
Alibaba Group Holding Ltd.
2.125%, 2/9/31	100,000	90,259
Amazon.com, Inc.
3.150%, 8/22/27	50,000	49,388
1.650%, 5/12/28	50,000	47,642
1.500%, 6/3/30	85,000	75,796
4.250%, 3/13/31	195,000	191,871
2.100%, 5/12/31	50,000	44,600
3.600%, 4/13/32	100,000	94,743
4.550%, 3/13/33	40,000	39,417
4.650%, 11/20/35	100,000	97,267
4.875%, 3/13/36	40,000	39,454
5.650%, 3/13/46	64,000	63,428
3.950%, 4/13/52	171,000	129,521
5.800%, 3/13/56	35,000	34,798
5.950%, 3/13/66	310,000	307,617
6.050%, 3/13/76	64,000	63,927
eBay, Inc.
5.125%, 11/6/35	100,000	98,658

		1,468,386

Diversified Consumer Services (0.1%)
Wand NewCo 3, Inc.
7.625%, 1/30/32§	300,000	309,840

Hotels, Restaurants & Leisure (0.3%)
Choice Hotels International, Inc.
3.700%, 12/1/29	600,000	574,470
Expedia Group, Inc.
4.625%, 8/1/27	63,000	63,041
3.250%, 2/15/30 (x)	200,000	189,887
Las Vegas Sands Corp.
6.000%, 8/15/29	400,000	409,996
Marriott International, Inc.
5.000%, 10/15/27	55,000	55,371
4.800%, 3/15/30	400,000	401,919
4.500%, 10/1/34	31,000	29,302
5.100%, 5/1/38	30,000	28,990
Series FF
4.625%, 6/15/30	25,000	24,956
Series X
4.000%, 4/15/28	25,000	24,792
McDonald’s Corp.
2.625%, 9/1/29	40,000	37,830
Royal Caribbean Cruises Ltd.
5.500%, 4/1/28§	500,000	504,537
5.375%, 1/15/36	50,000	49,703
Starbucks Corp.
3.550%, 8/15/29	100,000	97,198
3.000%, 2/14/32	20,000	18,258

		2,510,250

Household Durables (0.0%)†
DR Horton, Inc.
5.500%, 10/15/35	25,000	25,493
Leggett & Platt, Inc.
3.500%, 11/15/27	25,000	24,479
Lennar Corp.
4.750%, 11/29/27	100,000	100,233
Mohawk Industries, Inc.
3.625%, 5/15/30	25,000	23,959

		174,164

Leisure Products (0.0%)†
Hasbro, Inc.
3.500%, 9/15/27	15,000	14,822

Specialty Retail (0.1%)
AutoZone, Inc.
4.500%, 2/1/28	70,000	69,906
Home Depot, Inc. (The)
0.900%, 3/15/28	65,000	61,487
2.950%, 6/15/29	30,000	28,810
4.750%, 6/25/29	45,000	45,447
1.875%, 9/15/31	85,000	74,434
3.250%, 4/15/32	45,000	41,818
4.650%, 9/15/35	40,000	38,951
Lowe’s Cos., Inc.
3.650%, 4/5/29	200,000	195,262
5.000%, 4/15/33	40,000	40,206
O’Reilly Automotive, Inc.
4.350%, 6/1/28	50,000	49,819
Tractor Supply Co.
5.250%, 5/15/33	5,000	5,031

		651,171

Textiles, Apparel & Luxury Goods (0.0%) †
Ralph Lauren Corp. 2.950%, 6/15/30	15,000	14,075

Total Consumer Discretionary		9,165,447

Consumer Staples (0.8%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29	250,000	251,348
Coca-Cola Co. (The) 2.000%, 3/5/31	65,000	58,350
4.650%, 8/14/34	55,000	55,042
Constellation Brands, Inc. 4.800%, 1/15/29	375,000	376,116
Diageo Capital plc 2.375%, 10/24/29	200,000	186,279
Keurig Dr. Pepper, Inc. 3.950%, 4/15/29	100,000	97,908
PepsiCo, Inc. 3.000%, 10/15/27	100,000	98,497
2.750%, 3/19/30	200,000	188,293

		1,311,833

Consumer Staples Distribution & Retail (0.1%)
Costco Wholesale Corp. 1.600%, 4/20/30	200,000	180,668
Kroger Co. (The) 4.500%, 1/15/29	25,000	24,946
5.000%, 9/15/34	45,000	44,358
Sysco Corp. 3.250%, 7/15/27	50,000	49,388
5.100%, 9/23/30	35,000	35,364

See Notes to Financial Statements.

1281

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Target Corp. 3.375%, 4/15/29	$100,000	$97,382
4.500%, 9/15/32	50,000	49,820
Walmart, Inc. 3.250%, 7/8/29	200,000	194,713
2.375%, 9/24/29	3,000	2,822
1.800%, 9/22/31	15,000	13,244

		692,705

Food Products (0.2%)
Bunge Ltd. Finance Corp. 2.750%, 5/14/31	25,000	22,790
5.150%, 8/4/35	50,000	49,682
Campbell’s Co. (The) 4.150%, 3/15/28	25,000	24,758
Conagra Brands, Inc. 4.850%, 11/1/28	225,000	225,234
Flowers Foods, Inc. 5.750%, 3/15/35	480,000	467,129
General Mills, Inc. 4.200%, 4/17/28	215,000	213,606
Hormel Foods Corp. 1.700%, 6/3/28	70,000	66,457
J M Smucker Co. (The) 2.375%, 3/15/30	15,000	13,842
Mars, Inc. 4.800%, 3/1/30§	400,000	400,869
Mondelez International, Inc. 2.750%, 4/13/30	200,000	186,908

		1,671,275

Household Products (0.0%)†
Clorox Co. (The) 1.800%, 5/15/30	15,000	13,433
Kimberly-Clark Corp. 3.950%, 11/1/28	10,000	9,899
3.200%, 4/25/29	50,000	48,329
2.000%, 11/2/31	25,000	21,992
Procter & Gamble Co. (The) 1.200%, 10/29/30	50,000	43,782

		137,435

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The) 1.950%, 3/15/31	45,000	39,865

Tobacco (0.3%)
Altria Group, Inc. 4.800%, 2/14/29	40,000	40,136
5.625%, 2/6/35	25,000	25,635
5.250%, 8/6/35	75,000	75,061
4.250%, 8/9/42	67,000	55,311
4.500%, 5/2/43	192,000	161,944
3.875%, 9/16/46	193,000	143,528
6.200%, 2/14/59	10,000	9,874
BAT Capital Corp. 3.557%, 8/15/27	100,000	99,038
2.259%, 3/25/28	225,000	216,468
4.625%, 3/22/33	90,000	88,066
7.079%, 8/2/43	76,000	84,722
4.540%, 8/15/47	25,000	20,666
6.250%, 8/15/55	228,000	234,411
BAT International Finance plc 5.931%, 2/2/29	400,000	411,908
Imperial Brands Finance plc 3.500%, 7/26/26§	400,000	399,744
Philip Morris International, Inc. 5.375%, 2/15/33	200,000	205,410
5.250%, 2/13/34	100,000	101,599
4.625%, 10/29/35	30,000	28,933

		2,402,454

Total Consumer Staples		6,255,567

Energy (3.0%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC 3.337%, 12/15/27	100,000	98,667
4.050%, 3/11/29	25,000	24,632
4.350%, 6/15/31	37,000	36,190
4.650%, 6/15/33	37,000	36,187
5.000%, 6/15/36	35,000	34,302
5.850%, 6/15/56	35,000	34,624
FORESEA Holding SA 7.500%, 6/15/30 (m)	32,553	31,899
Schlumberger Investment SA 5.150%, 5/7/36	100,000	99,550

		396,051

Oil, Gas & Consumable Fuels (2.9%)
Adnoc Murban Rsc Ltd. 4.250%, 9/11/29§	200,000	196,700
Antero Resources Corp. 5.375%, 3/1/30§	808,000	814,101
5.400%, 2/1/36	464,000	456,381
APA Corp. 4.250%, 1/15/30	74,000	72,721
5.100%, 9/1/40	265,000	244,143
6.750%, 2/15/55	85,000	88,785
Boardwalk Pipelines LP 4.800%, 5/3/29	20,000	20,028
BP Capital Markets America, Inc. 4.234%, 11/6/28	200,000	198,601
5.227%, 11/17/34	191,000	193,597
BP Capital Markets plc 3.279%, 9/19/27	50,000	49,436
Cameron LNG LLC 3.402%, 1/15/38§	233,000	202,895
Canadian Natural Resources Ltd. 5.000%, 12/15/29	400,000	403,909
Cheniere Corpus Christi Holdings LLC 5.125%, 6/30/27	71,000	71,175
3.700%, 11/15/29	669,000	646,896
2.742%, 12/31/39	183,000	154,415
Cheniere Energy Partners LP 3.250%, 1/31/32	400,000	366,667
5.950%, 6/30/33	50,000	52,247
Cheniere Energy, Inc. 4.625%, 10/15/28	200,000	199,506
5.650%, 4/15/34	575,000	590,201
Chevron USA, Inc. 4.819%, 4/15/32	100,000	100,993
4.500%, 10/15/32	100,000	99,421
ConocoPhillips Co. 6.950%, 4/15/29	200,000	212,523

See Notes to Financial Statements.

1282

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Devon Energy Corp. 4.375%, 3/15/29§		$100,000	$99,000
5.400%, 2/15/35§		400,000	403,506
5.750%, 9/15/54		398,000	383,908
Diamondback Energy, Inc. 3.250%, 12/1/26		673,000	670,681
5.200%, 4/18/27		75,000	75,423
3.500%, 12/1/29		771,000	743,477
3.125%, 3/24/31		250,000	232,594
5.400%, 4/18/34		40,000	40,548
6.250%, 3/15/53		123,000	127,558
5.750%, 4/18/54		380,000	369,734
5.900%, 4/18/64		113,000	110,450
Eastern Energy Gas Holdings LLC 5.650%, 10/15/54		26,000	24,933
Enbridge, Inc. 3.700%, 7/15/27		50,000	49,656
5.625%, 4/5/34		150,000	154,219
Energy Transfer LP 5.550%, 2/15/28		25,000	25,324
6.100%, 12/1/28		200,000	206,384
3.750%, 5/15/30		100,000	96,271
5.550%, 5/15/34		150,000	152,344
5.000%, 5/15/50		700,000	595,927
Enterprise Products Operating LLC 2.800%, 1/31/30		30,000	28,226
EOG Resources, Inc. 4.375%, 4/15/30		200,000	198,261
EQT Corp. 3.900%, 10/1/27		158,000	156,561
4.500%, 1/15/29		67,000	66,490
5.000%, 1/15/29		515,000	516,462
7.000%, 2/1/30 (e)		180,000	191,297
7.500%, 6/1/30		1,530,000	1,651,120
4.750%, 1/15/31		737,000	730,291
3.625%, 5/15/31§		892,000	834,877
Equinor ASA 3.625%, 9/10/28		100,000	98,665
Expand Energy Corp. 5.375%, 2/1/29		186,000	186,039
5.375%, 3/15/30		394,000	395,303
4.750%, 2/1/32		294,000	286,646
5.700%, 1/15/35		740,000	748,398
Flex Intermediate Holdco LLC 3.363%, 6/30/31§		400,000	369,368
Greensaif Pipelines Bidco Sarl 5.853%, 2/23/36 (m)		201,000	205,253
HF Sinclair Corp. 6.250%, 1/15/35		50,000	51,905
Korea National Oil Corp. 4.875%, 4/3/29§		400,000	402,816
Marathon Petroleum Corp. 3.800%, 4/1/28		15,000	14,798
MPLX LP 4.000%, 3/15/28		200,000	198,019
NGPL PipeCo LLC 3.250%, 7/15/31§		10,000	9,172
Occidental Petroleum Corp. 6.450%, 9/15/36		80,000	86,009
6.600%, 3/15/46		148,000	157,418
ONEOK, Inc. 4.350%, 3/15/29		50,000	49,543
3.250%, 6/1/30		15,000	14,150
6.500%, 9/1/30§		400,000	420,304
5.400%, 10/15/35		100,000	99,714
Origin Energy Finance Ltd. 1.000%, 9/17/29 (m)	EUR	100,000	106,160
Ovintiv, Inc. 7.100%, 7/15/53		$67,000	73,948
Permian Resources Operating LLC 7.000%, 1/15/32§		425,000	439,170
6.250%, 2/1/33§		409,000	417,180
Petroleos Mexicanos 10.000%, 2/7/33		200,000	235,700
Pioneer Natural Resources Co. 1.900%, 8/15/30		50,000	44,887
Raizen Fuels Finance SA 6.250%, 7/8/32§		207,000	112,918
Sabine Pass Liquefaction LLC 4.200%, 3/15/28		200,000	198,700
5.900%, 9/15/37		223,721	233,085
Saudi Arabian Oil Co. 5.250%, 7/17/34§		400,000	402,768
Shell Finance US, Inc. 2.375%, 11/7/29		50,000	46,791
South Bow USA Infrastructure Holdings LLC 4.911%, 9/1/27		21,000	21,040
5.026%, 10/1/29		400,000	401,209
Targa Resources Corp. 6.150%, 3/1/29		616,000	637,488
6.125%, 3/15/33		309,000	325,570
TotalEnergies Capital International SA 3.455%, 2/19/29		100,000	97,596
TotalEnergies Capital SA
4.724%, 9/10/34		50,000	49,449
TotalEnergies SE (EUR Swap Annual 5 Year + 1.90%), 2.000%, 1/17/27 (k)(m)(y)	EUR	100,000	113,184
TransCanada PipeLines Ltd. 3.800%, 4/5/27	CAD	100,000	70,793
4.250%, 5/15/28		$100,000	99,397
Valero Energy Corp. 4.000%, 4/1/29		65,000	64,014
Venture Global Calcasieu Pass LLC 3.875%, 8/15/29§		200,000	190,750
3.875%, 11/1/33§		100,000	89,023
Viper Energy Partners LLC 4.900%, 8/1/30		55,000	54,810
5.700%, 8/1/35		334,000	338,820
Western Midstream Operating LP 6.150%, 4/1/33		20,000	20,854
Williams Cos., Inc. (The)
2.600%, 3/15/31		65,000	58,830
4.650%, 8/15/32		11,000	10,829
5.150%, 3/15/34		100,000	99,942

			23,219,288

Total Energy			23,615,339

See Notes to Financial Statements.

1283

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Financials (9.6%)
Banks (5.5%)
Banco Bilbao Vizcaya Argentaria SA (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34 (k)		$100,000	$113,640
Banco Espirito Santo SA 4.000%, 1/21/19 (h)(m)	EUR	900,000	267,368
Banco Santander SA (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.552%, 3/14/28 (k)		$400,000	402,520
5.588%, 8/8/28		200,000	203,482
6.607%, 11/7/28		200,000	208,888
2.749%, 12/3/30		200,000	181,175
5.439%, 7/15/31		100,000	102,397
Bank of America Corp. (SOFR + 0.96%), 1.734%, 7/22/27 (k)		76,000	75,832
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28 (k)		90,000	89,394
(SOFR + 1.58%), 4.376%, 4/27/28 (k)		400,000	399,619
(CME Term SOFR 3 Month + 1.30%), 3.419%, 12/20/28 (k)		527,000	518,226
(SOFR + 1.11%), 4.623%, 5/9/29 (k)		10,000	9,992
(SOFR + 1.06%), 2.087%, 6/14/29 (k)		100,000	95,196
(CME Term SOFR 3 Month + 1.57%), 4.271%, 7/23/29 (k)		50,000	49,586
(SOFR + 1.57%), 5.819%, 9/15/29 (k)		500,000	511,445
(CME Term SOFR 3 Month + 1.47%), 3.974%, 2/7/30 (k)		400,000	392,636
(SOFR + 0.87%), 4.456%, 2/6/32 (k)		91,000	89,255
(SOFR + 1.32%), 2.687%, 4/22/32 (k)		262,000	237,186
(SOFR + 1.21%), 2.572%, 10/20/32 (k)		100,000	88,957
(SOFR + 1.33%), 2.972%, 2/4/33 (k)		48,000	43,309
(SOFR + 1.83%), 4.571%, 4/27/33 (k)		258,000	253,072
(SOFR + 2.16%), 5.015%, 7/22/33 (k)		55,000	55,097
(SOFR + 1.84%), 5.872%, 9/15/34 (k)		200,000	208,876
(SOFR + 1.65%), 5.468%, 1/23/35 (k)		40,000	40,744
(SOFR + 1.31%), 5.511%, 1/24/36 (k)		75,000	76,600
(SOFR + 1.70%), 5.744%, 2/12/36 (k)		70,000	71,385
(SOFR + 1.13%), 5.045%, 2/6/37 (k)		91,000	89,812
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37 (k)		200,000	185,430
(SOFR + 1.57%), 5.489%, 4/23/37 (k)		150,000	149,443
Series N (SOFR + 1.22%), 2.651%, 3/11/32 (k)		100,000	90,618
Bank of Montreal 4.309%, 6/1/27	CAD	100,000	71,275
(United States SOFR Compounded Index + 1.08%), 4.350%, 9/22/31 (k)		150,000	147,979
Bank of Nova Scotia (The) 5.250%, 6/12/28		100,000	101,198
(SOFR + 1.09%), 4.338%, 9/15/31 (k)		100,000	97,941
(SOFR + 1.05%), 4.813%, 2/2/34 (k)		100,000	98,339
Banque Federative du Credit Mutuel SA
(United States SOFR Compounded Index + 1.07%), 4.706%, 2/16/28 (k)§		400,000	402,910
4.375%, 5/2/30 (m)	EUR	100,000	118,248
Barclays plc
(SOFR + 1.49%), 5.117%, 3/12/28 (k)		$200,000	201,053
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.385%, 11/2/28 (k)		300,000	310,246
(GBP Swap Semi 1 Year + 2.55%), 7.090%, 11/6/29 (k)(m)	GBP	500,000	691,961
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33 (k)		$550,000	612,950
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28 (k)§		700,000	677,202
(SOFR + 1.59%), 5.497%, 5/20/30 (k)§		400,000	407,100
(EURIBOR 3 Month + 1.05%), 3.739%, 4/20/34 (k)(m)	EUR	300,000	341,628
BPCE SA
5.281%, 5/30/29§		$250,000	254,033
(SOFR + 2.27%), 6.714%, 10/19/29 (k)§		400,000	415,554
Canadian Imperial Bank of Commerce
(United States SOFR Compounded Index + 1.17%), 4.580%, 9/8/31 (k)		150,000	148,642
Citibank NA
5.803%, 9/29/28		200,000	205,646

See Notes to Financial Statements.

1284

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Citigroup, Inc.
4.450%, 9/29/27		$200,000	$199,584
(SOFR + 1.28%), 3.070%, 2/24/28 (k)		400,000	395,885
(SOFR + 1.14%), 4.643%, 5/7/28 (k)		225,000	225,143
(CME Term SOFR 3 Month + 1.65%), 3.668%, 7/24/28 (k)		125,000	123,906
(SOFR + 1.36%), 5.174%, 2/13/30 (k)		244,000	246,468
(CME Term SOFR 3 Month + 1.60%), 3.980%, 3/20/30 (k)		150,000	147,083
(SOFR + 1.42%), 2.976%, 11/5/30 (k)		50,000	47,193
+ 0.00%), 5.920%, 12/11/30 (k)		227,000	215,461
(SOFR + 1.15%), 2.666%, 1/29/31 (k)		79,000	73,379
(SOFR + 1.17%), 4.503%, 9/11/31 (k)		105,000	103,481
(SOFR + 1.18%), 2.520%, 11/3/32 (k)		70,000	61,996
(SOFR + 1.94%), 3.785%, 3/17/33 (k)		284,000	267,152
(EURIBOR 3 Month + 1.60%), 4.112%, 9/22/33 (k)(m)	EUR	189,000	223,002
(SOFR + 2.34%), 6.270%, 11/17/33 (k)		$250,000	266,358
(SOFR + 1.45%), 5.449%, 6/11/35 (k)		400,000	406,976
(SOFR + 1.83%), 6.020%, 1/24/36 (k)		65,000	66,787
(SOFR + 1.49%), 5.174%, 9/11/36 (k)		231,000	229,954
Citizens Financial Group, Inc.
3.250%, 4/30/30		30,000	28,383
Cooperatieve Rabobank UA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.447%, 3/5/30 (k)§		400,000	406,995
Credit Agricole SA
(SOFR + 1.86%), 6.316%, 10/3/29 (k)§		400,000	413,066
(EURIBOR 3 Month + 0.55%), 2.875%, 2/16/30 (k)(m)	EUR	100,000	112,976
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.705%, 3/1/30 (k)§		$400,000	409,245
DNB Bank ASA
(SOFR + 1.13%), 4.832%, 3/30/32 (k)§		200,000	199,262
Fifth Third Bancorp
4.000%, 2/1/29§		50,000	49,148
(SOFR + 1.24%), 5.141%, 1/29/37 (k)		65,000	63,811
First Abu Dhabi Bank PJSC
(SOFR + 1.15%), 4.780%, 6/3/31 (k)§		200,000	200,224
HSBC Holdings plc
(SOFR + 3.35%), 7.390%, 11/3/28 (k)		700,000	724,544
(SOFR + 1.46%), 5.546%, 3/4/30 (k)		100,000	101,767
4.950%, 3/31/30		400,000	403,289
(SOFR + 1.19%), 2.804%, 5/24/32 (k)		200,000	180,737
(EURIBOR 3 Month + 1.12%), 3.608%, 12/1/33 (k)(m)	EUR	100,000	113,692
(SOFR + 2.39%), 6.254%, 3/9/34 (k)		$800,000	847,606
(SOFR + 1.90%), 5.874%, 11/18/35 (k)		200,000	204,783
Huntington Bancshares, Inc.
(SOFR + 2.05%), 5.023%, 5/17/33 (k)		35,000	34,712
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36 (k)		100,000	86,194
ING Groep NV
(SOFR + 1.44%), 5.335%, 3/19/30 (k)		200,000	203,082
(United States SOFR Compounded Index + 1.23%), 5.066%, 3/25/31(k)		500,000	504,061
(United States SOFR Compounded Index + 1.26%), 4.803%, 3/23/32 (k)		200,000	198,697
JPMorgan Chase & Co. 2.950%, 10/1/26		115,000	114,640
(SOFR + 1.33%), 6.070%, 10/22/27 (k)		690,000	693,380
(SOFR + 1.20%), 4.845%, 1/23/28 (k)		200,000	200,289
(SOFR + 1.89%), 2.182%, 6/1/28 (k)		700,000	685,611
(SOFR + 0.93%), 4.979%, 7/22/28 (k)		36,000	36,159
(SOFR + 0.86%), 4.505%, 10/22/28 (k)		396,000	395,900
(SOFR + 1.02%), 2.069%, 6/1/29 (k)		55,000	52,404
(SOFR + 1.45%), 5.299%, 7/24/29 (k)		455,000	460,654
(SOFR + 1.31%), 5.012%, 1/23/30 (k)		40,000	40,232
(SOFR + 1.16%), 5.581%, 4/22/30 (k)		402,000	410,588
(SOFR + 1.13%), 4.995%, 7/22/30 (k)		380,000	382,497
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30 (k)		200,000	187,895
(SOFR + 1.04%), 4.603%, 10/22/30 (k)		400,000	398,145
(SOFR + 2.04%), 2.522%, 4/22/31 (k)		261,000	240,263

See Notes to Financial Statements.

1285

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
(SOFR + 1.44%), 5.103%, 4/22/31 (k)		$33,000	$33,365
(CME Term SOFR 3 Month + 2.52%), 2.956%, 5/13/31 (k)		200,000	186,626
(SOFR + 0.84%), 4.347%, 1/22/32 (k)		45,000	44,095
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32 (k)		75,000	67,647
(SOFR + 1.18%), 2.545%, 11/8/32 (k)		65,000	57,794
(SOFR + 1.26%), 2.963%, 1/25/33 (k)		100,000	90,515
(SOFR + 1.80%), 4.586%, 4/26/33 (k)		85,000	83,486
(SOFR + 2.08%), 4.912%, 7/25/33 (k)		10,000	9,999
(SOFR + 1.81%), 6.254%, 10/23/34 (k)		40,000	42,872
(SOFR + 1.34%), 4.946%, 10/22/35 (k)		40,000	39,482
(SOFR + 1.32%), 5.502%, 1/24/36 (k)		296,000	302,749
(SOFR + 1.19%), 4.810%, 10/22/36 (k)		70,000	67,988
(SOFR + 1.07%), 4.898%, 1/22/37 (k)		72,000	70,162
(SOFR + 1.26%), 5.148%, 4/23/37 (k)		60,000	59,562
KBC Group NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.796%, 1/19/29 (k)§		200,000	203,478
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.932%, 10/16/30 (k)§		400,000	400,464
Keybank National Association 5.000%, 1/26/33		250,000	247,676
KeyCorp
(United States SOFR Compounded Index + 2.42%), 6.401%, 3/6/35 (k)		250,000	265,902
(SOFR + 1.37%), 5.305%, 1/28/37 (k)		29,000	28,577
Korea Development Bank (The)
4.500%, 2/15/29		200,000	200,544
Kreditanstalt fuer Wiederaufbau 2.875%, 4/3/28		90,000	88,081
3.875%, 5/15/28		100,000	99,475
3.875%, 6/15/28		60,000	59,662
4.000%, 3/15/29		100,000	99,562
4.625%, 3/18/30		100,000	101,387
0.750%, 9/30/30		105,000	91,131
4.125%, 7/15/33		200,000	197,317
Landwirtschaftliche Rentenbank 0.875%, 9/3/30		100,000	87,338
Series 37
2.500%, 11/15/27		50,000	48,879
Lloyds Banking Group plc
(United States SOFR Compounded Index + 1.06%), 4.683%, 11/26/28 (k)		200,000	200,599
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 5.087%, 11/26/28 (k)		200,000	201,306
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.60%), 4.241%, 2/10/30 (k)		400,000	394,723
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.679%, 1/5/35 (k)		200,000	205,293
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.97%), 4.943%, 11/4/36 (k)		100,000	96,903
M&T Bank Corp.
(SOFR + 1.85%), 5.053%, 1/27/34 (k)		125,000	123,746
Mitsubishi UFJ Financial Group, Inc.
3.741%, 3/7/29		100,000	97,875
(SOFR + 1.19%), 4.836%, 4/21/32 (k)		300,000	302,337
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.441%, 2/22/34 (k)		200,000	204,150
Mizuho Financial Group, Inc.
4.018%, 3/5/28		200,000	198,507
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30 (k)		700,000	672,280
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.748%, 7/6/34 (k)		200,000	207,585
Morgan Stanley Bank NA
(SOFR + 1.08%), 4.789%, 1/14/28(k)		400,000	401,245
Morgan Stanley Finance LLC
+ 0.00%), 6.070%, 5/8/31 (k)(r)§	EUR	261,000	298,219
National Securities Clearing Corp.
5.000%, 5/30/28§		$400,000	403,566
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.583%, 3/1/28 (k)		400,000	402,760
5.076%, 1/27/30		200,000	201,123
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 4.983%, 6/18/32 (k)		400,000	400,228

See Notes to Financial Statements.

1286

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.778%, 3/1/35 (k)		$50,000	$51,767
NatWest Markets plc 4.654%, 3/27/29§		200,000	199,855
Nordea Kredit Realkreditaktieselskab
1.500%, 10/1/53	DKK	2	—
Norinchukin Bank (The) 5.094%, 10/16/29§		$400,000	401,929
Oesterreichische Kontrollbank AG
4.250%, 3/1/28		75,000	74,988
PNC Financial Services Group, Inc. (The)
(SOFR + 0.98%), 2.307%, 4/23/32 (k)		65,000	57,892
(SOFR + 1.93%), 5.068%, 1/24/34 (k)		200,000	200,096
(SOFR + 1.60%), 5.401%, 7/23/35 (k)		40,000	40,526
(SOFR + 1.39%), 5.575%, 1/29/36 (k)		15,000	15,365
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.423%, 1/25/41 (k)		87,000	85,095
QNB Finance Ltd.
(SOFR + 1.05%), 4.693%, 4/27/29 (k)§		200,000	198,580
Regions Financial Corp.
(SOFR + 2.06%), 5.502%, 9/6/35 (k)		25,000	25,285
Royal Bank of Canada 4.240%, 8/3/27		150,000	150,363
4.900%, 1/12/28		325,000	327,389
5.000%, 2/1/33		250,000	251,526
Santander Holdings USA, Inc.
(SOFR + 1.88%), 5.741%, 3/20/31 (k)		95,000	96,925
Santander UK Group Holdings plc
(SOFR + 2.60%), 6.534%, 1/10/29 (k)		700,000	718,182
Shinhan Bank Co. Ltd. 4.000%, 4/23/29§		500,000	488,465
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.446%, 1/10/29 (k)§		300,000	307,275
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%) , 6.691%, 1/10/34 (k)§		500,000	534,667
Standard Chartered plc 6.301%, 1/9/29§		600,000	613,275
Sumitomo Mitsui Financial Group, Inc.
3.364%, 7/12/27		100,000	99,078
3.352%, 10/18/27		100,000	98,605
5.520%, 1/13/28		200,000	202,818
(SOFR + 1.05%), 4.934%, 7/7/32 (k)		500,000	498,894
(SOFR + 1.50%), 5.246%, 7/8/36 (k)		100,000	100,270
Sumitomo Mitsui Trust Bank Ltd.
5.500%, 3/9/28§		300,000	304,506
Toronto-Dominion Bank (The)
4.210%, 6/1/27	CAD	100,000	71,275
4.109%, 10/13/28		$450,000	445,458
3.200%, 3/10/32		200,000	183,789
Truist Financial Corp.
(SOFR + 1.44%), 4.873%, 1/26/29 (k)		40,000	40,179
(SOFR + 1.62%), 5.435%, 1/24/30 (k)		110,000	111,840
(SOFR + 1.85%), 5.122%, 1/26/34 (k)		150,000	149,773
(SOFR + 1.92%), 5.711%, 1/24/35 (k)		200,000	205,985
Series I.
(SOFR + 0.97%), 4.597%, 1/27/32 (k)		69,000	67,777
US Bancorp
(SOFR + 1.23%), 4.653%, 2/1/29 (k)		50,000	50,003
(SOFR + 2.02%), 5.775%, 6/12/29 (k)		100,000	102,059
1.375%, 7/22/30		200,000	175,791
(SOFR + 0.87%), 4.481%, 1/26/32 (k)		100,000	98,402
Wells Fargo & Co.
4.300%, 7/22/27		100,000	99,920
(SOFR + 1.07%), 5.707%, 4/22/28 (k)		288,000	290,621
4.150%, 1/24/29		200,000	198,230
(SOFR + 0.72%), 4.577%, 5/20/29 (k)		100,000	99,795
(SOFR + 1.79%), 6.303%, 10/23/29 (k)		175,000	180,876
(SOFR + 1.50%), 5.198%, 1/23/30 (k)		455,000	459,806
(SOFR + 1.11%), 5.244%, 1/24/31 (k)		189,000	191,495
(CME Term SOFR 3 Month + 1.26%), 2.572%, 2/11/31 (k)		435,000	402,635
(SOFR + 0.97%), 4.844%, 5/20/32 (k)		30,000	29,922
(EURIBOR 3 Month + 1.22%), 3.900%, 7/22/32 (k)(m)	EUR	200,000	232,689
(SOFR + 1.50%), 3.350%, 3/2/33 (k)		$780,000	716,203
(SOFR + 2.10%), 4.897%, 7/25/33 (k)		48,000	47,617
(SOFR + 2.02%), 5.389%, 4/24/34 (k)		181,000	183,725
(SOFR + 1.38%), 5.211%, 12/3/35 (k)		40,000	39,934
(SOFR + 1.74%), 5.605%, 4/23/36 (k)		65,000	66,710
Westpac Banking Corp.
5.050%, 4/16/29		200,000	203,257

			43,367,466

See Notes to Financial Statements.

1287

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Capital Markets (2.1%)
Ares Strategic Income Fund
5.150%, 1/15/31		$100,000	$95,462
Bank of New York Mellon Corp. (The)
(SOFR + 0.63%), 4.026%, 1/22/30 (k)		25,000	24,629
(SOFR + 1.09%), 4.975%, 3/14/30 (k)		50,000	50,395
Series J
1.900%, 1/25/29		50,000	46,882
(SOFR + 1.61%), 4.967%, 4/26/34 (k)		125,000	124,698
BGC Group, Inc.
6.150%, 4/2/30		400,000	408,584
BlackRock, Inc.
3.250%, 4/30/29		15,000	14,560
4.750%, 5/25/33		65,000	65,062
Blackstone Private Credit Fund
6.000%, 11/22/34		50,000	48,005
Blue Owl Capital Corp.
2.875%, 6/11/28		25,000	23,671
5.950%, 3/15/29		26,000	26,013
Blue Owl Credit Income Corp.
3.125%, 9/23/26		73,000	72,654
7.950%, 6/13/28		100,000	103,473
Brookfield Finance, Inc.
3.900%, 1/25/28		50,000	49,411
2.724%, 4/15/31		80,000	72,659
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§		600,000	575,404
Charles Schwab Corp. (The)
2.300%, 5/13/31		50,000	44,867
(SOFR + 2.01%), 6.136%, 8/24/34 (k)		200,000	211,928
Citadel Securities Global Holdings LLC
5.125%, 1/27/32§		300,000	296,620
Deutsche Bank AG
(SOFR + 3.18%), 6.720%, 1/18/29 (k)		150,000	154,496
(SOFR + 3.04%), 3.547%, 9/18/31 (k)		400,000	377,065
FactSet Research Systems, Inc.
3.450%, 3/1/32 (x)		36,000	32,420
Goldman Sachs Group, Inc. (The)
(SOFR + 0.82%), 1.542%, 9/10/27 (k)		10,000	9,943
(SOFR + 0.91%), 1.948%, 10/21/27 (k)		200,000	198,427
(CME Term SOFR 3 Month + 2.01%), 5.682%, 10/28/27 (k)		600,000	602,902
(SOFR + 1.32%), 4.937%, 4/23/28 (k)		630,000	631,851
(CDOR03 + 0.59%), 2.013%, 2/28/29 (k)	CAD	200,000	138,007
(CME Term SOFR 3 Month + 1.56%), 4.223%, 5/1/29 (k)		$288,000	285,280
(SOFR + 0.90%), 4.153%, 10/21/29 (k)		250,000	246,357
(SOFR + 1.77%), 6.484%, 10/24/29 (k)		200,000	207,356
(SOFR + 1.27%), 5.727%, 4/25/30 (k)		500,000	512,492
(SOFR + 1.21%), 5.049%, 7/23/30 (k)		100,000	100,612
(SOFR + 1.14%), 4.692%, 10/23/30 (k)		35,000	34,822
(SOFR + 1.06%), 4.369%, 10/21/31 (k)		90,000	87,987
(SOFR + 0.96%), 4.516%, 1/21/32 (k)		239,000	234,392
(SOFR + 1.25%), 2.383%, 7/21/32 (k)		105,000	92,748
(SOFR + 1.26%), 2.650%, 10/21/32 (k)		60,000	53,380
(SOFR + 1.41%), 3.102%, 2/24/33 (k)		12,000	10,867
(EURIBOR 3 Month + 0.95%), 3.509%, 8/17/33 (k)(m)	EUR	170,000	192,882
(SOFR + 1.34%), 5.094%, 4/20/34 (k)		$45,000	44,866
(SOFR + 1.95%), 6.561%, 10/24/34 (k)		100,000	108,140
(SOFR + 1.42%), 5.016%, 10/23/35 (k)		80,000	78,548
(EURIBOR 3 Month + 1.10%), 3.984%, 12/18/36 (k)(m)	EUR	100,000	114,417
(SOFR + 1.19%), 5.065%, 1/21/37 (k)		$80,000	78,007
(SOFR + 1.31%), 5.425%, 6/3/37 (k)		50,000	50,294
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.18%), 5.387%, 2/2/41 (k)		95,000	92,647
GS Finance Corp.
+ 0.00%), 5.950%, 1/15/31 (k)		470,000	451,908
+ 0.00%), 6.110%, 2/17/31 (k)		127,000	122,821
+ 0.00%), 7.350%, 2/17/31 (k)		265,000	257,670
+ 0.00%), 0.000%, 5/14/31 (k)(m)(r)	EUR	147,000	167,962
Intercontinental Exchange, Inc.
3.950%, 12/1/28		$200,000	197,380
4.200%, 3/15/31		200,000	195,761
5.250%, 6/15/31		30,000	30,629
Jefferies Financial Group, Inc.
2.625%, 10/15/31		100,000	86,922
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13 (h)		5,000,000	500
Series 1
0.000%, 12/30/16 (h)		10,200,000	765
LPL Holdings, Inc.
5.200%, 3/15/30		500,000	499,360
Moody’s Corp.
2.000%, 8/19/31		100,000	87,898

See Notes to Financial Statements.

1288

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Morgan Stanley
3.591%, 7/22/28		$100,000	$98,936
(CME Term SOFR 3 Month + 1.40%), 3.772%, 1/24/29 (k)		25,000	24,648
(SOFR + 1.73%), 5.123%, 2/1/29 (k)		400,000	402,025
(SOFR + 1.38%), 4.994%, 4/12/29 (k)		126,000	126,554
(SOFR + 1.63%), 5.449%, 7/20/29 (k)		515,000	521,180
(SOFR + 1.83%), 6.407%, 11/1/29 (k)		44,000	45,539
(SOFR + 1.45%), 5.173%, 1/16/30 (k)		50,000	50,428
(CME Term SOFR 3 Month + 1.89%), 4.431%, 1/23/30 (k)		150,000	148,435
(SOFR + 1.26%), 5.656%, 4/18/30 (k)		65,000	66,372
(SOFR + 1.22%), 5.042%, 7/19/30 (k)		437,000	439,865
(SOFR + 1.10%), 4.654%, 10/18/30 (k)		200,000	198,818
(SOFR + 1.14%), 2.699%, 1/22/31 (k)		367,000	340,814
(SOFR + 0.95%), 4.493%, 1/16/32 (k)		30,000	29,405
(SOFR + 1.03%), 1.794%, 2/13/32 (k)		250,000	217,334
(SOFR + 1.20%), 4.708%, 3/12/32 (k)		100,000	98,898
(SOFR + 1.18%), 2.239%, 7/21/32 (k)		30,000	26,301
(SOFR + 1.20%), 2.511%, 10/20/32 (k)		75,000	66,253
(SOFR + 1.29%), 2.943%, 1/21/33 (k)		75,000	67,404
(SOFR + 2.56%), 6.342%, 10/18/33 (k)		95,000	101,202
(SOFR + 1.87%), 5.250%, 4/21/34 (k)		45,000	45,310
(SOFR + 1.73%), 5.466%, 1/18/35 (k)		150,000	152,529
(SOFR + 1.56%), 5.320%, 7/19/35 (k)		400,000	402,099
(SOFR + 1.42%), 5.587%, 1/18/36 (k)		65,000	66,407
(SOFR + 1.76%), 5.664%, 4/17/36 (k)		55,000	56,361
(SOFR + 1.36%), 2.484%, 9/16/36 (k)		150,000	129,824
(EURIBOR 3 Month + 1.12%), 3.749%, 11/7/36 (k)	EUR	384,000	432,226
(SOFR + 1.18%), 5.073%, 1/30/37 (k)		55,000	53,885
(United States SOFR Compounded Index + 1.41%), 5.296%, 4/10/37 (k)		55,000	54,752
(SOFR + 1.78%), 5.900%, 3/13/47 (k)		60,000	60,874
Series I
(SOFR + 0.91%), 4.133%, 10/18/29 (k)		645,000	635,906
MSCI, Inc.
3.625%, 9/1/30§		86,000	81,269
3.875%, 2/15/31§		50,000	47,357
5.250%, 9/1/35		16,000	15,671
5.150%, 3/15/36		35,000	33,860
Nasdaq, Inc.
5.350%, 6/28/28		126,000	127,696
Nomura Holdings, Inc.
5.783%, 7/3/34		200,000	206,521
Northern Trust Corp.
3.150%, 5/3/29		25,000	24,199
S&P Global, Inc.
1.250%, 8/15/30		25,000	21,839
5.250%, 9/15/33		65,000	66,367
UBS AG
(SOFR + 0.81%), 4.302%, 3/16/29 (k)		300,000	298,794
(SOFR + 1.11%), 4.632%, 2/16/32 (k)		100,000	99,155
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.327%, 12/22/27 (k)§		400,000	403,339
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 5.959%, 1/12/34 (k)§		400,000	416,922
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.77%), 5.699%, 2/8/35 (k)§		500,000	513,644

			16,742,975

Consumer Finance (1.0%)
AerCap Ireland Capital DAC
2.450%, 10/29/26		800,000	795,091
4.125%, 2/28/29		150,000	147,814
4.950%, 9/10/34		165,000	160,677
Ally Financial, Inc.
2.200%, 11/2/28		700,000	658,317
(United States SOFR Compounded Index + 1.96%), 5.737%, 5/15/29 (k)		35,000	35,489
(United States SOFR Compounded Index + 1.73%), 5.543%, 1/17/31 (k)		400,000	401,885
American Express Co.
(SOFR + 0.93%), 5.043%, 7/26/28 (k)		15,000	15,064
(SOFR + 1.22%), 4.918%, 7/20/33 (k)		25,000	24,995
(United States SOFR Compounded Index + 1.32%), 5.442%, 1/30/36 (k)		15,000	15,289
(SOFR + 1.24%), 4.804%, 10/24/36 (k)		100,000	96,976

See Notes to Financial Statements.

1289

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
American Honda Finance Corp.
2.000%, 3/24/28		$10,000	$9,569
5.200%, 3/5/35		200,000	198,772
Avolon Holdings Funding Ltd.
5.750%, 3/1/29§		400,000	407,712
5.750%, 11/15/29§		300,000	306,579
Capital One Financial Corp.
3.800%, 1/31/28		200,000	197,418
(SOFR + 1.91%), 5.700%, 2/1/30 (k)		200,000	203,877
(SOFR + 2.04%), 6.183%, 1/30/36 (k)		106,000	108,153
(SOFR + 1.63%), 5.197%, 9/11/36 (k)		55,000	53,627
Caterpillar Financial Services Corp.
1.100%, 9/14/27		50,000	48,191
Ford Motor Credit Co. LLC
5.800%, 3/5/27		400,000	401,996
6.798%, 11/7/28		403,000	415,529
5.800%, 3/8/29		100,000	100,577
General Motors Financial Co., Inc.
(United States SOFR Compounded Index + 1.35%), 4.989%, 5/8/27 (k)		400,000	401,088
5.800%, 6/23/28		100,000	101,944
4.200%, 10/27/28		20,000	19,778
4.300%, 4/6/29		50,000	49,381
3.600%, 6/21/30		50,000	47,686
5.750%, 2/8/31		30,000	30,914
5.600%, 6/18/31		30,000	30,707
5.450%, 9/6/34		132,000	132,248
5.900%, 1/7/35		25,000	25,712
John Deere Capital Corp.
3.350%, 4/18/29		200,000	194,772
4.400%, 9/8/31		55,000	54,479
3.900%, 6/7/32		10,000	9,632
Stellantis Financial Services US Corp.
5.400%, 6/15/29§		300,000	298,923
Synchrony Financial
3.950%, 12/1/27		52,000	51,484
5.150%, 3/19/29		105,000	104,989
(SOFR + 1.40%), 5.019%, 7/29/29 (k)(x)		65,000	65,014
(SOFR + 1.68%), 5.450%, 3/6/31 (k)		298,000	297,916
7.250%, 2/2/33		22,000	22,920
(SOFR + 2.07%), 6.000%, 7/29/36 (k)		160,000	160,288
Toyota Motor Credit Corp.
4.625%, 1/12/28		65,000	65,312
1.900%, 4/6/28		100,000	95,918
4.550%, 8/9/29		400,000	399,742
5.100%, 3/21/31		100,000	101,601
Volkswagen Leasing GmbH
4.000%, 4/11/31 (m)	EUR	120,000	139,319

			7,705,364

Financial Services (0.4%)
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust
6.088%, 12/15/44§		$215,093	213,343
Block Financial LLC
2.500%, 7/15/28		10,000	9,524
Corebridge Financial, Inc.
3.900%, 4/5/32		200,000	187,604
Essent Group Ltd.
6.250%, 7/1/29		400,000	412,200
Fidelity National Information Services, Inc.
4.450%, 3/10/28		35,000	34,893
4.550%, 3/10/29		57,000	56,581
4.800%, 3/10/31		75,000	74,131
Fiserv, Inc.
3.500%, 7/1/29		245,000	235,190
Global Payments, Inc.
3.200%, 8/15/29		100,000	94,380
Jyske Realkredit A/S Series CCE
1.500%, 10/1/53	DKK	1	—
Mastercard, Inc.
2.000%, 11/18/31		100,000	87,655
National Rural Utilities Cooperative Finance Corp.
4.800%, 3/15/28		15,000	15,063
5.000%, 8/15/34		200,000	200,280
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27 (k)§		400,000	402,284
NTT Finance Corp.
4.828%, 11/1/29§		300,000	299,839
5.171%, 7/16/32§		200,000	200,046
ORIX Corp.
4.650%, 9/10/29		50,000	49,995
PayPal Holdings, Inc.
5.550%, 6/1/36		35,000	35,056
Realkredit Danmark A/S Series 23S
1.500%, 10/1/53(m)	DKK	1	—
Visa, Inc.
0.750%, 8/15/27		$45,000	43,288
2.050%, 4/15/30		65,000	59,809
4.100%, 2/12/31		100,000	98,936

			2,810,097

Insurance (0.6%)
American International Group, Inc.
5.450%, 5/7/35		20,000	20,373
Aon Corp.
4.500%, 12/15/28		25,000	24,932
2.050%, 8/23/31		100,000	87,129
Aon North America, Inc.
5.150%, 3/1/29		450,000	456,106
Arthur J Gallagher & Co.
5.000%, 2/15/32		400,000	400,249
Assurant, Inc.
2.650%, 1/15/32		50,000	43,852
Athene Global Funding
5.349%, 7/9/27§		400,000	402,804
5.322%, 11/13/31§		500,000	498,491
Berkshire Hathaway Finance Corp.
1.450%, 10/15/30		40,000	35,476
Brown & Brown, Inc.
4.200%, 3/17/32		35,000	33,244
Chubb INA Holdings LLC
4.900%, 8/15/35		100,000	98,421

See Notes to Financial Statements.

1290

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
CNA Financial Corp.
2.050%, 8/15/30		$20,000	$17,905
Corebridge Global Funding
4.550%, 1/9/31§		400,000	393,805
Fairfax Financial Holdings Ltd.
4.625%, 4/29/30		25,000	24,851
Globe Life, Inc.
2.150%, 8/15/30		50,000	45,086
Kemper Corp.
2.400%, 9/30/30		25,000	21,826
Lincoln National Corp.
3.400%, 3/1/32		50,000	45,569
Markel Group, Inc.
3.500%, 11/1/27		25,000	24,629
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29		10,000	9,960
4.650%, 3/15/30		220,000	219,645
5.400%, 9/15/33		100,000	102,749
MassMutual Global Funding II
4.450%, 3/27/28§		200,000	199,932
MetLife, Inc.
4.550%, 3/23/30		200,000	200,195
Nippon Life Insurance Co.
4.748%, 4/2/31§		200,000	199,263
Pacific Life Global Funding II
5.500%, 7/18/28§		300,000	305,345
4.500%, 8/28/29§		400,000	397,023
Pricoa Global Funding I
4.400%, 8/27/27§		400,000	400,071
Principal Financial Group, Inc.
3.700%, 5/15/29		10,000	9,736
Progressive Corp. (The)
5.150%, 3/26/36		25,000	25,012
Prudential Financial, Inc.
4.500%, 9/15/47		70,000	68,928
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.125%, 3/1/52(k)		200,000	195,250
Reinsurance Group of America, Inc.
3.900%, 5/15/29		10,000	9,776
3.150%, 6/15/30		20,000	18,744
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29		50,000	48,485

			5,084,862

Total Financials			75,710,764

Health Care (1.5%)
Biotechnology (0.2%)
AbbVie, Inc.
4.800%, 3/15/29		60,000	60,452
5.050%, 3/15/34		75,000	75,716
4.550%, 3/15/35		100,000	97,068
4.750%, 3/15/36		15,000	14,693
4.050%, 11/21/39		100,000	87,963
Amgen, Inc.
5.150%, 3/2/28		50,000	50,499
2.450%, 2/21/30		200,000	185,381
5.250%, 3/2/33		195,000	198,339
2.770%, 9/1/53		12,000	7,101
4.400%, 2/22/62		46,000	36,050
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30		900,000	796,367

			1,609,629

Health Care Equipment & Supplies (0.1%)
Abbott Laboratories
4.000%, 3/15/31		113,000	110,115
4.650%, 3/15/36		105,000	101,861
5.500%, 3/15/56		113,000	111,025
5.600%, 3/15/66		13,000	12,734
Becton Dickinson & Co.
4.693%, 2/13/28		40,000	40,068
2.823%, 5/20/30		35,000	32,671
GE HealthCare Technologies, Inc.
5.500%, 6/15/35		50,000	50,783
4.950%, 12/15/35		15,000	14,639
Stryker Corp.
1.950%, 6/15/30		200,000	181,170
3.375%, 9/11/32	EUR	100,000	113,947
3.625%, 9/11/36		200,000	226,416
Zimmer Biomet Holdings, Inc.
5.500%, 2/19/35		25,000	25,457

			1,020,886

Health Care Providers & Services (0.7%)
Cencora, Inc.
3.450%, 12/15/27		50,000	49,242
Centene Corp.
2.450%, 7/15/28		100,000	95,030
4.625%, 12/15/29		400,000	389,500
Cigna Group (The)
4.375%, 10/15/28		340,000	338,357
5.000%, 5/15/29		450,000	455,212
CommonSpirit Health
5.318%, 12/1/34		600,000	599,906
CVS Health Corp.
1.300%, 8/21/27		65,000	62,724
4.300%, 3/25/28		255,000	253,527
5.000%, 1/30/29		20,000	20,177
3.250%, 8/15/29		200,000	191,521
5.125%, 7/20/45		54,000	48,972
Elevance Health, Inc.
3.650%, 12/1/27		200,000	197,667
3.600%, 3/15/51		23,000	16,271
5.650%, 6/15/54		34,000	32,837
HCA, Inc.
3.125%, 3/15/27		455,000	450,774
5.200%, 6/1/28		92,000	92,861
4.125%, 6/15/29		20,000	19,697
2.375%, 7/15/31		100,000	88,672
3.625%, 3/15/32		200,000	186,122
5.750%, 3/1/35		204,000	210,653
3.500%, 7/15/51		97,000	65,583
5.900%, 6/1/53		10,000	9,774
Humana, Inc.
3.700%, 3/23/29		20,000	19,477
McKesson Corp.
5.100%, 7/15/33		150,000	151,996
Quest Diagnostics, Inc.
4.625%, 12/15/29		400,000	400,031

See Notes to Financial Statements.

1291

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
UnitedHealth Group, Inc.
2.950%, 10/15/27		$100,000	$98,313
5.250%, 2/15/28		35,000	35,450
4.250%, 1/15/29		600,000	596,840
4.700%, 4/15/29		30,000	30,195
5.300%, 6/15/35		65,000	66,144
Universal Health Services, Inc.
5.050%, 10/15/34		35,000	33,520

			5,307,045

Life Sciences Tools & Services (0.0%)†
Agilent Technologies, Inc.
2.300%, 3/12/31		11,000	9,889
Revvity, Inc.
3.300%, 9/15/29		15,000	14,309
2.250%, 9/15/31		35,000	30,847
Thermo Fisher Scientific, Inc.
4.800%, 11/21/27		20,000	20,126
1.750%, 10/15/28		35,000	32,923
4.794%, 10/7/35		70,000	68,691
4.902%, 2/12/36		20,000	19,742

			196,527

Pharmaceuticals (0.5%)
Astrazeneca Finance LLC
4.850%, 2/26/29		65,000	65,637
AstraZeneca plc
1.375%, 8/6/30		200,000	176,711
Bayer US Finance II LLC
4.375%, 12/15/28§		200,000	197,824
Bayer US Finance LLC
6.125%, 11/21/26§		300,000	301,735
6.500%, 11/21/33§		100,000	107,619
Bristol-Myers Squibb Co.
4.900%, 2/22/29		45,000	45,591
3.400%, 7/26/29		62,000	60,120
5.750%, 2/1/31		100,000	104,527
5.200%, 2/22/34		100,000	101,879
Eli Lilly & Co.
3.375%, 3/15/29		13,000	12,682
4.700%, 2/9/34		100,000	99,314
4.600%, 8/14/34		70,000	69,028
5.100%, 2/12/35		50,000	50,789
4.850%, 5/20/36		50,000	49,639
Johnson & Johnson
5.000%, 3/1/35		100,000	102,383
Merck & Co., Inc.
3.400%, 3/7/29		100,000	97,488
4.950%, 5/22/33		100,000	100,613
4.950%, 9/15/35		65,000	64,899
4.750%, 12/4/35		30,000	29,444
Novartis Capital Corp.
4.200%, 9/18/34		50,000	48,118
4.600%, 11/5/35		100,000	97,708
4.900%, 3/18/36		50,000	49,680
Novartis Finance SA
3.500%, 5/13/35 (m)	EUR	200,000	229,621
Pfizer Investment Enterprises Pte. Ltd.
4.450%, 5/19/28		$200,000	200,253
4.750%, 5/19/33		190,000	188,045
Pfizer, Inc.
3.600%, 9/15/28		25,000	24,626
1.750%, 8/18/31		108,000	94,317
4.875%, 11/15/35		50,000	49,393
Roche Holdings, Inc.
4.790%, 3/8/29§		400,000	403,569
Sanofi SA
3.625%, 6/19/28		25,000	24,668
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30		200,000	181,681
Viatris, Inc.
2.700%, 6/22/30		200,000	182,299
Zoetis, Inc.
3.000%, 9/12/27		50,000	49,186
2.000%, 5/15/30		50,000	45,194

			3,706,280

Total Health Care			11,840,367

Industrials (1.5%)
Aerospace & Defense (0.7%)
Boeing Co. (The)
2.700%, 2/1/27		400,000	395,876
3.450%, 11/1/28		425,000	413,762
5.150%, 5/1/30		400,000	404,873
5.930%, 5/1/60		315,000	311,742
7.008%, 5/1/64		65,000	73,905
General Dynamics Corp.
3.625%, 4/1/30		200,000	193,504
HEICO Corp.
5.250%, 8/1/28		300,000	302,983
Honeywell Aerospace, Inc.
3.900%, 3/16/28§		35,000	34,663
4.000%, 3/16/29§		35,000	34,540
4.300%, 3/16/31§		47,000	46,231
4.600%, 3/16/33§		135,000	132,517
4.950%, 3/16/36§		65,000	63,963
5.622%, 3/16/46§		30,000	30,011
5.732%, 3/16/56§		50,000	50,006
5.852%, 3/16/66§		35,000	35,316
Howmet Aerospace, Inc.
4.850%, 10/15/31		400,000	401,323
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28		700,000	662,555
L3Harris Technologies, Inc.
5.250%, 6/1/31		136,000	138,527
Leidos, Inc.
4.100%, 3/15/29		30,000	29,526
5.000%, 3/15/36		30,000	28,928
Lockheed Martin Corp.
4.450%, 5/15/28		35,000	35,043
4.750%, 2/15/34		100,000	99,427
Northrop Grumman Corp.
4.030%, 10/15/47		45,000	35,902
4.950%, 3/15/53		70,000	62,828
Rolls-Royce plc
5.750%, 10/15/27§		500,000	506,273
RTX Corp.
4.125%, 11/16/28		200,000	198,378
Spirit AeroSystems, Inc.
4.600%, 6/15/28		500,000	498,160
Textron, Inc.
3.000%, 6/1/30		22,000	20,626

			5,241,388

See Notes to Financial Statements.

1292

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Air Freight & Logistics (0.1%)
GXO Logistics, Inc.
6.250%, 5/6/29		$400,000	$413,255
United Parcel Service, Inc.
5.150%, 5/22/34		40,000	40,841

			454,096

Building Products (0.1%)
Carrier Global Corp.
2.722%, 2/15/30		250,000	233,598
CRH America Finance, Inc.
5.500%, 1/9/35		50,000	50,772
Fortune Brands Innovations, Inc.
3.250%, 9/15/29		50,000	47,547
Johnson Controls International plc
2.000%, 9/16/31		30,000	26,356
Masco Corp.
2.000%, 10/1/30		25,000	22,225
Owens Corning
3.950%, 8/15/29		100,000	97,867

			478,365

Commercial Services & Supplies (0.0%)†
RELX Capital, Inc.
4.750%, 5/20/32		20,000	19,838
Republic Services, Inc.
3.375%, 11/15/27		15,000	14,817
Waste Management, Inc.
3.150%, 11/15/27		50,000	49,223
4.150%, 4/15/32		50,000	48,726

			132,604

Electrical Equipment (0.0%)†
Eaton Corp.
4.800%, 3/6/36		200,000	196,224
Emerson Electric Co.
1.800%, 10/15/27		25,000	24,222
GE Vernova, Inc.
4.875%, 2/4/36		80,000	78,670
Regal Rexnord Corp.
6.400%, 4/15/33		125,000	132,878

			431,994

Ground Transportation (0.2%)
Canadian National Railway Co.
4.375%, 9/18/34		20,000	19,324
Canadian Pacific Railway Co.
2.050%, 3/5/30		20,000	18,269
5.200%, 3/30/35		100,000	101,152
Fedex Freight Holding Co., Inc.
4.300%, 3/15/29§		20,000	19,726
5.250%, 3/15/36§		100,000	97,556
Motability Operations Group plc
4.125%, 2/4/38 (m)	EUR	463,000	524,688
Norfolk Southern Corp.
3.800%, 8/1/28		$25,000	24,647
2.300%, 5/15/31		25,000	22,367
Penske Truck Leasing Co. LP
5.350%, 3/30/29§		400,000	405,007
Ryder System, Inc.
4.950%, 9/1/29		100,000	100,792
Uber Technologies, Inc.
4.800%, 9/15/35		15,000	14,571
5.350%, 9/15/54		23,000	21,348
Union Pacific Corp.
2.375%, 5/20/31		10,000	9,028

			1,378,475

Industrial Conglomerates (0.0%)†
3M Co.
2.875%, 10/15/27		75,000	73,591

Machinery (0.1%)
Caterpillar, Inc.
5.200%, 5/15/35		100,000	101,968
3.250%, 4/9/50		35,000	24,619
CNH Industrial Capital LLC
4.500%, 10/8/27		147,000	146,871
Cummins, Inc.
5.300%, 5/9/35		50,000	50,975
Daimler Truck Finance North America LLC
5.000%, 1/15/27§		400,000	401,136
Deere Funding Canada Corp.
4.150%, 10/9/30		100,000	98,244
Ingersoll Rand, Inc.
5.700%, 8/14/33		250,000	260,098
Westinghouse Air Brake Technologies Corp.
5.611%, 3/11/34		15,000	15,415

			1,099,326

Professional Services (0.1%)
Automatic Data Processing, Inc.
1.700%, 5/15/28		20,000	19,082
Broadridge Financial Solutions, Inc.
2.600%, 5/1/31		100,000	89,382
Equifax, Inc.
5.100%, 6/1/28		100,000	100,770
4.800%, 9/15/29		400,000	400,431
Verisk Analytics, Inc.
4.125%, 3/15/29		25,000	24,699

			634,364

Trading Companies & Distributors (0.2%)
Aircastle Ltd.
6.500%, 7/18/28§		100,000	102,971
Aviation Capital Group LLC
3.500%, 11/1/27§		700,000	688,198
5.375%, 7/15/29§		200,000	202,325
GATX Corp.
5.500%, 6/15/35		55,000	55,595
IMCD NV
4.875%, 9/18/28(m)	EUR	293,000	344,051
Sumisho Air Lease Corp.
5.300%, 2/1/28		$100,000	100,849
3.000%, 2/1/30		50,000	46,777
4.850%, 3/24/31§		200,000	197,823

			1,738,589

Transportation Infrastructure (0.0%)†
DP World Ltd.
6.850%, 7/2/37 (m)		180,000	194,580

Total Industrials			11,857,372

See Notes to Financial Statements.

1293

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Information Technology (2.0%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
4.850%, 2/26/29	$25,000	$25,249
5.050%, 2/26/34	100,000	100,871
Juniper Networks, Inc.
2.000%, 12/10/30	8,000	7,038
Motorola Solutions, Inc.
4.600%, 2/23/28	50,000	50,096
2.750%, 5/24/31	60,000	54,550
5.550%, 8/15/35	137,000	139,183

		376,987

Electronic Equipment, Instruments & Components (0.1%)
Allegion US Holding Co., Inc.
3.550%, 10/1/27	50,000	49,327
Amphenol Corp.
2.200%, 9/15/31	60,000	53,076
Arrow Electronics, Inc.
5.150%, 8/21/29	400,000	403,688
CDW LLC
5.100%, 3/1/30	400,000	399,364
Jabil, Inc.
3.950%, 1/12/28	100,000	98,950

		1,004,405

IT Services (0.4%)
Beignet Investor LLC
6.581%, 5/30/49§	2,550,000	2,601,479
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	10,000	10,034
Gartner, Inc.
4.500%, 7/1/28§	354,000	348,056
IBM International Capital Pte. Ltd.
4.900%, 2/5/34	100,000	98,862
International Business Machines Corp.
3.500%, 5/15/29	200,000	194,354
4.950%, 2/3/36	100,000	97,400

		3,350,185

Semiconductors & Semiconductor Equipment (0.3%)
Applied Materials, Inc.
1.750%, 6/1/30	30,000	26,991
Broadcom, Inc.
4.750%, 4/15/29	100,000	100,485
4.200%, 10/15/30	35,000	34,304
4.550%, 2/15/32	51,000	50,262
5.200%, 4/15/32	76,000	77,271
4.300%, 11/15/32	90,000	87,145
3.419%, 4/15/33	73,000	66,550
3.469%, 4/15/34	100,000	89,754
4.800%, 10/15/34	83,000	81,284
3.137%, 11/15/35§	34,000	28,874
4.950%, 1/15/36	60,000	59,047
3.187%, 11/15/36§	300,000	251,228
Foundry JV Holdco LLC
6.250%, 1/25/35§	200,000	212,264
Intel Corp.
3.750%, 8/5/27	100,000	99,210
2.450%, 11/15/29	20,000	18,600
5.125%, 2/10/30	400,000	404,828
4.150%, 8/5/32	100,000	95,851
5.200%, 2/10/33	200,000	202,459
5.625%, 2/10/43	100,000	97,127
Lam Research Corp.
4.000%, 3/15/29	30,000	29,671
NVIDIA Corp.
2.000%, 6/15/31	50,000	44,597
NXP BV
2.500%, 5/11/31	95,000	85,207
QUALCOMM, Inc.
2.150%, 5/20/30	100,000	91,484
Texas Instruments, Inc.
2.250%, 9/4/29	30,000	28,072
4.900%, 3/14/33	50,000	50,645

		2,413,210

Software (0.9%)
Adobe, Inc.
5.300%, 1/17/35	100,000	101,220
AppLovin Corp.
5.125%, 12/1/29	596,000	600,967
5.375%, 12/1/31	210,000	212,768
5.500%, 12/1/34	150,000	151,542
5.950%, 12/1/54	151,000	145,566
Microsoft Corp.
1.350%, 9/15/30	35,000	31,083
Open Text Corp.
6.900%, 12/1/27§	700,000	715,239
Oracle Corp.
2.300%, 3/25/28	70,000	67,028
4.500%, 5/6/28	35,000	34,764
4.550%, 2/4/29	200,000	197,256
4.200%, 9/27/29	400,000	389,106
6.150%, 11/9/29	300,000	308,975
4.450%, 9/26/30	500,000	482,531
4.950%, 2/4/31	68,000	66,589
2.875%, 3/25/31	250,000	223,291
4.700%, 9/27/34	50,000	45,825
5.500%, 8/3/35	100,000	95,507
5.200%, 9/26/35	45,000	42,117
5.700%, 2/4/36	177,000	171,831
6.125%, 7/8/39	200,000	193,339
4.375%, 5/15/55	314,000	210,075
5.950%, 9/26/55	369,000	314,822
6.700%, 2/4/56	99,000	93,534
4.100%, 3/25/61	11,000	6,772
5.500%, 9/27/64	147,000	113,662
6.125%, 8/3/65(x)	10,000	8,387
6.100%, 9/26/65	19,000	15,855
Roper Technologies, Inc.
1.750%, 2/15/31	200,000	173,896
Salesforce, Inc.
4.500%, 3/15/28	375,000	374,446
1.500%, 7/15/28	35,000	32,953
4.650%, 3/15/29	250,000	249,868
1.950%, 7/15/31	40,000	34,826
4.900%, 9/15/31	60,000	59,799
5.200%, 3/15/33	403,000	404,185
5.550%, 3/15/36	330,000	329,134
6.400%, 3/15/46	60,000	60,535
6.550%, 3/15/56	60,000	60,179
6.700%, 3/15/66	60,000	60,568

See Notes to Financial Statements.

1294

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
ServiceNow, Inc.
5.400%, 5/15/36		$65,000	$64,885
Synopsys, Inc.
5.000%, 4/1/32		500,000	500,556
VMware LLC
1.800%, 8/15/28		25,000	23,625

			7,469,106

Technology Hardware, Storage & Peripherals (0.2%)
Apple, Inc.
2.900%, 9/12/27		150,000	147,832
1.650%, 5/11/30		90,000	81,369
1.650%, 2/8/31		100,000	88,745
4.750%, 5/12/35		50,000	50,203
2.375%, 2/8/41		113,000	79,882
3.850%, 5/4/43		192,000	159,493
2.650%, 2/8/51		84,000	51,110
Dell International LLC
4.150%, 2/15/29		60,000	59,307
4.500%, 2/15/31		204,000	201,264
5.500%, 4/1/35		100,000	101,982
Hewlett Packard Enterprise Co.
5.250%, 7/1/28		50,000	50,603
4.400%, 10/15/30		100,000	98,269
HP, Inc.
6.100%, 4/25/35		35,000	36,716

			1,206,775

Total Information Technology			15,820,668

Materials (0.6%)
Chemicals (0.3%)
Air Products and Chemicals, Inc.
4.600%, 2/8/29		50,000	50,163
4.800%, 3/3/33		50,000	50,252
Brenntag Finance BV
3.375%, 10/2/31 (m)	EUR	300,000	338,302
Dow Chemical Co. (The)
5.150%, 2/15/34		$100,000	98,155
9.400%, 5/15/39		59,000	76,578
4.375%, 11/15/42		20,000	16,104
3.600%, 11/15/50		91,000	60,418
5.950%, 3/15/55 (x)		251,000	233,558
FMC Corp.
8.000%, 6/1/31§		262,000	272,021
Kraton Corp.
5.000%, 7/15/27§		400,000	401,524
LYB International Finance III LLC
5.625%, 5/15/33		200,000	201,393
5.875%, 1/15/36		261,000	262,182
4.200%, 10/15/49		262,000	191,373
3.625%, 4/1/51		242,000	159,990
LyondellBasell Industries NV
4.625%, 2/26/55		43,000	32,930
PPG Industries, Inc.
2.800%, 8/15/29		100,000	94,592
RPM International, Inc.
4.550%, 3/1/29		25,000	24,923
Westlake Corp.
3.375%, 6/15/30		30,000	28,480

			2,592,938

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.
2.400%, 7/15/31		25,000	22,244
Series CB
2.500%, 3/15/30		35,000	32,278

			54,522

Containers & Packaging (0.1%)
Amcor Finance USA, Inc.
5.625%, 5/26/33		15,000	15,424
Amcor Flexibles North America, Inc.
2.690%, 5/25/31		35,000	31,686
5.500%, 3/17/35		20,000	20,340
Avery Dennison Corp.
5.750%, 3/15/33		50,000	52,276
Berry Global, Inc.
1.650%, 1/15/27		11,000	10,832
5.800%, 6/15/31		110,000	113,906
Packaging Corp. of America
3.400%, 12/15/27		35,000	34,431
Sonoco Products Co.
5.000%, 9/1/34		30,000	29,450
WestRock MWV LLC
7.950%, 2/15/31		400,000	448,899
WRKCo., Inc.
4.000%, 3/15/28		50,000	49,521

			806,765

Metals & Mining (0.2%)
ArcelorMittal SA
5.375%, 5/19/36		100,000	99,061
Freeport-McMoRan, Inc.
4.625%, 8/1/30		200,000	198,584
Glencore Funding LLC
5.186%, 4/1/30§		108,000	109,216
2.850%, 4/27/31§		99,000	90,097
2.625%, 9/23/31§		11,000	9,829
6.500%, 10/6/33§		9,000	9,703
Kinross Gold Corp.
6.250%, 7/15/33		100,000	105,405
Reliance, Inc.
2.150%, 8/15/30		600,000	540,403
Rio Tinto Finance USA plc
5.250%, 3/14/35		35,000	35,597
Vale Overseas Ltd.
3.750%, 7/8/30		100,000	95,300
6.125%, 6/12/33		100,000	105,000

			1,398,195

Paper & Forest Products (0.0%)†
Suzano Austria GmbH
3.750%, 1/15/31(e)		100,000	93,875

Total Materials			4,946,295

See Notes to Financial Statements.

1295

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Real Estate (0.6%)
Diversified REITs (0.0%)†
Digital Realty Trust LP (REIT)
5.550%, 1/15/28	$50,000	$50,686
Equinix Asia Financing Corp. Pte. Ltd. (REIT)
4.400%, 3/15/31	100,000	97,904
GLP Capital LP (REIT)
5.750%, 6/1/28	10,000	10,106
5.625%, 3/1/36	90,000	87,973
WP Carey, Inc. (REIT)
3.850%, 7/15/29	50,000	48,876

		295,545

Health Care REITs (0.0%)†
Healthpeak OP LLC (REIT)
2.125%, 12/1/28	65,000	61,278
5.250%, 12/15/32	10,000	10,081
Sabra Health Care LP (REIT)
3.900%, 10/15/29	25,000	24,137
Welltower OP LLC (REIT)
2.050%, 1/15/29	30,000	28,240

		123,736

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts LP (REIT)
4.250%, 12/15/28	10,000	9,890

Industrial REITs (0.1%)
Goodman US Finance Six LLC (REIT)
5.125%, 10/7/34§	400,000	394,439
Prologis LP (REIT)
2.250%, 1/15/32	50,000	43,961
4.625%, 1/15/33	100,000	98,926

		537,326

Office REITs (0.1%)
Boston Properties LP (REIT)
2.550%, 4/1/32	100,000	87,175
6.500%, 1/15/34	100,000	105,833
Brandywine Operating Partnership LP (REIT)
3.950%, 11/15/27	300,000	292,509
Piedmont Operating Partnership LP (REIT)
3.150%, 8/15/30	25,000	22,931

		508,448

Real Estate Management & Development (0.1%)
CBRE Services, Inc.
5.500%, 4/1/29	400,000	407,305

Residential REITs (0.1%)
American Homes 4 Rent LP (REIT)
3.625%, 4/15/32	35,000	32,478
AvalonBay Communities, Inc. (REIT)
1.900%, 12/1/28	50,000	47,024
3.300%, 6/1/29	15,000	14,479
Camden Property Trust (REIT)
4.100%, 10/15/28	10,000	9,914
Essex Portfolio LP (REIT)
4.000%, 3/1/29	25,000	24,595
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	15,000	14,192
5.500%, 8/15/33	200,000	202,991
Mid-America Apartments LP (REIT)
3.950%, 3/15/29	50,000	49,178
Store Capital LLC (REIT)
2.700%, 12/1/31	50,000	43,934
UDR, Inc. (REIT)
3.500%, 1/15/28	100,000	98,372

		537,157

Retail REITs (0.0%)†
Agree LP (REIT)
2.000%, 6/15/28	15,000	14,281
Kimco Realty OP LLC (REIT)
1.900%, 3/1/28	50,000	47,944
Realty Income Corp. (REIT)
2.100%, 3/15/28	50,000	48,036
4.850%, 3/15/30	30,000	30,178
5.625%, 10/13/32	100,000	103,767
4.900%, 7/15/33	100,000	99,305
Regency Centers LP (REIT)
2.950%, 9/15/29	25,000	23,760

		367,271

Specialized REITs (0.2%)
American Tower Corp. (REIT)
5.800%, 11/15/28	300,000	307,423
2.300%, 9/15/31	20,000	17,631
5.650%, 3/15/33	200,000	206,670
5.350%, 3/15/35	50,000	50,343
Crown Castle, Inc. (REIT)
3.650%, 9/1/27	50,000	49,499
5.000%, 1/11/28	55,000	55,309
2.100%, 4/1/31	300,000	263,771
2.500%, 7/15/31	100,000	88,795
EPR Properties (REIT)
3.600%, 11/15/31	700,000	641,394
Equinix, Inc. (REIT)
1.800%, 7/15/27	20,000	19,442
3.200%, 11/18/29	25,000	23,794
Extra Space Storage LP (REIT)
3.875%, 12/15/27	25,000	24,800
5.500%, 7/1/30	100,000	102,387
Public Storage Operating Co. (REIT)
5.125%, 1/15/29	100,000	101,702
3.385%, 5/1/29	15,000	14,582

		1,967,542

Total Real Estate		4,754,220

Utilities (3.3%)
Electric Utilities (2.5%)
AEP Texas, Inc.
4.700%, 5/15/32	34,000	33,611
5.700%, 5/15/34	75,000	77,353
Series I
2.100%, 7/1/30	119,000	107,731
AEP Transmission Co. LLC
5.375%, 6/15/35	51,000	51,770
3.150%, 9/15/49	173,000	115,287
Alabama Power Co.
6.125%, 5/15/38	22,000	23,567
Series 20-A
1.450%, 9/15/30	50,000	43,975

See Notes to Financial Statements.

1296

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
American Electric Power Co., Inc.
3.200%, 11/13/27		$25,000	$24,551
5.200%, 1/15/29		65,000	65,947
2.300%, 3/1/30		25,000	22,987
Appalachian Power Co. Series AA
2.700%, 4/1/31		700,000	638,304
Series Y
4.500%, 3/1/49		7,000	5,747
Arizona Public Service Co.
2.200%, 12/15/31		400,000	348,452
Baltimore Gas & Electric Co.
3.750%, 8/15/47		46,000	34,654
3.200%, 9/15/49		14,000	9,418
CenterPoint Energy Houston Electric LLC
5.050%, 3/1/35		6,000	5,992
Dominion Energy South Carolina, Inc. Series 2025
5.300%, 1/15/35		55,000	55,722
DTE Electric Co. Series A
1.900%, 4/1/28		65,000	62,356
4.850%, 3/1/36		115,000	112,287
Series B
5.550%, 3/1/56		15,000	14,663
Duke Energy Carolinas LLC
2.450%, 8/15/29		25,000	23,494
2.550%, 4/15/31		50,000	45,464
3.700%, 12/1/47		151,000	113,942
3.950%, 3/15/48		27,000	21,140
3.200%, 8/15/49		79,000	53,346
3.450%, 4/15/51		217,000	152,126
Duke Energy Corp.
3.400%, 6/15/29		30,000	28,974
2.550%, 6/15/31		25,000	22,538
3.950%, 8/15/47		39,000	29,812
3.500%, 6/15/51		29,000	19,855
5.800%, 6/15/54		14,000	13,658
Duke Energy Florida LLC
1.750%, 6/15/30		70,000	62,781
3.400%, 10/1/46		14,000	10,136
3.000%, 12/15/51		54,000	34,638
Duke Energy Ohio, Inc.
5.550%, 3/15/54		22,000	21,271
Duke Energy Progress LLC
3.450%, 3/15/29		70,000	68,160
5.050%, 3/15/35		45,000	45,034
3.700%, 10/15/46		161,000	122,432
Edison International
6.950%, 11/15/29		600,000	627,022
EDP SA
(EUR Swap Annual 5 Year + 1.89%), 1.500%, 3/14/82 (k)(m)	EUR	100,000	112,641
EDP Servicios Financieros Espana SA
3.250%, 2/4/32 (m)		200,000	225,914
Emera US Finance LLC
4.500%, 4/1/29		$200,000	198,757
ENEL Finance International NV
2.500%, 7/12/31 (e)§		600,000	534,347
5.000%, 6/15/32§		600,000	598,580
Entergy Louisiana LLC
5.350%, 3/15/34		100,000	102,166
EPH Financing International A/S
6.651%, 11/13/28 (m)	EUR	400,000	484,165
Eversource Energy
5.500%, 1/1/34		$100,000	101,690
Series M
3.300%, 1/15/28		150,000	146,857
Exelon Corp.
4.050%, 4/15/30		200,000	195,145
4.950%, 3/15/36		28,000	27,195
FirstEnergy Corp. Series B
3.900%, 7/15/27 (e)		1,057,000	1,050,474
FirstEnergy Pennsylvania Electric Co.
3.250%, 3/15/28§		500,000	487,931
5.200%, 4/1/28§		200,000	202,003
FirstEnergy Transmission LLC
4.550%, 4/1/49§		278,000	232,593
Florida Power & Light Co.
5.050%, 4/1/28		300,000	303,202
4.800%, 5/15/33		100,000	99,659
3.150%, 10/1/49		120,000	80,396
2.875%, 12/4/51		84,000	52,658
5.800%, 3/15/65		40,000	39,867
Georgia Power Co.
4.850%, 3/15/31		54,000	54,336
4.700%, 5/15/32		113,000	112,845
Series A
3.250%, 3/15/51		12,000	8,127
Series B
3.700%, 1/30/50		128,000	95,393
Indiana Michigan Power Co.
3.850%, 5/15/28		25,000	24,685
IPALCO Enterprises, Inc.
4.250%, 5/1/30		600,000	581,273
ITC Holdings Corp.
3.350%, 11/15/27		25,000	24,625
Jersey Central Power & Light Co.
4.400%, 1/15/31		100,000	98,320
Series WI*
5.100%, 1/15/35		32,000	31,916
Johnsonville Aeroderivative Combustion Turbine Generation LLC
5.078%, 10/1/54		4,906	4,681
MidAmerican Energy Co.
3.650%, 4/15/29		100,000	97,759
3.150%, 4/15/50		80,000	53,598
MVM Energetika Zrt.
6.500%, 3/13/31 (m)		200,000	209,000
NextEra Energy Capital Holdings, Inc.
4.685%, 9/1/27		70,000	70,174
2.750%, 11/1/29		600,000	567,083
5.250%, 3/15/34		100,000	101,116
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.750%, 6/15/54(k)		100,000	103,702
Northern States Power Co.
4.850%, 5/15/36		25,000	24,537

See Notes to Financial Statements.

1297

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
NRG Energy, Inc.
4.450%, 6/15/29§		$132,000	$129,809
7.000%, 3/15/33§		91,000	98,546
Ohio Edison Co.
4.950%, 12/15/29§		13,000	13,088
Ohio Power Co. Series P
2.600%, 4/1/30		124,000	115,194
Series Q
1.625%, 1/15/31		12,000	10,455
Oklahoma Gas & Electric Co.
3.250%, 4/1/30		200,000	190,284
Oncor Electric Delivery Co. LLC
3.700%, 11/15/28		25,000	24,550
Pacific Gas and Electric Co.
5.550%, 5/15/29		270,000	275,285
3.250%, 6/1/31		900,000	829,136
5.050%, 10/15/32		100,000	99,323
6.400%, 6/15/33		679,000	718,055
5.200%, 5/1/36		100,000	97,068
4.500%, 7/1/40		35,000	30,110
3.750%, 8/15/42 (e)		13,000	9,806
4.750%, 2/15/44		41,000	34,725
4.950%, 7/1/50		191,000	159,103
3.500%, 8/1/50		673,000	448,446
5.250%, 3/1/52		12,000	10,364
6.750%, 1/15/53		216,000	226,614
5.900%, 10/1/54		43,000	40,571
6.150%, 3/1/55		76,000	74,281
6.100%, 10/15/55		223,000	216,728
6.000%, 5/1/56		91,000	87,280
PacifiCorp
5.100%, 2/15/29		400,000	403,580
5.450%, 4/15/33		200,000	202,935
PECO Energy Co.
3.050%, 3/15/51		65,000	42,437
2.850%, 9/15/51		53,000	32,920
Pinnacle West Capital Corp.
5.150%, 5/15/30		429,000	434,343
PPL Capital Funding, Inc.
5.250%, 9/1/34		6,000	6,028
Public Service Electric & Gas Co.
3.200%, 5/15/29		100,000	96,659
Series Q
5.050%, 3/1/35		45,000	45,097
Southern California Edison Co.
5.300%, 3/1/28		600,000	605,807
2.850%, 8/1/29		40,000	37,743
2.250%, 6/1/30		33,000	29,932
Series G
2.500%, 6/1/31		50,000	44,658
Southern Co. (The)
5.700%, 10/15/32		215,000	223,385
Series A
3.700%, 4/30/30		600,000	579,563
Southwestern Electric Power Co.
5.300%, 4/1/33		50,000	50,634
Swepco Storm Recovery Funding LLC
4.880%, 9/1/39		377,013	375,702
System Energy Resources, Inc.
5.300%, 12/15/34		444,000	443,150
Union Electric Co.
2.950%, 3/15/30		250,000	236,278
Virginia Electric and Power Co.
2.300%, 11/15/31		100,000	88,780
5.050%, 8/15/34		40,000	40,035
Series C
4.900%, 9/15/35		100,000	98,049
Virginia Power Fuel Securitization LLC Series A-1
5.088%, 5/1/27		115,415	115,864
Vistra Operations Co. LLC
4.550%, 10/30/28§		100,000	99,208
4.600%, 10/15/30§		40,000	39,211
4.700%, 1/31/31§		32,000	31,371
5.000%, 4/30/31§		200,000	198,366
5.700%, 12/30/34§		90,000	90,875
5.350%, 1/31/36§		22,000	21,551
Wisconsin Power & Light Co.
3.050%, 10/15/27		75,000	73,715
Xcel Energy, Inc.
5.450%, 8/15/33		250,000	254,035

			19,890,339

Gas Utilities (0.2%)
Atmos Energy Corp.
5.450%, 10/15/32		30,000	30,891
CenterPoint Energy Resources Corp.
5.250%, 3/1/28		50,000	50,629
4.400%, 7/1/32		15,000	14,604
5.400%, 7/1/34		50,000	50,832
EP Infrastructure A/S
4.125%, 2/27/33 (m)	EUR	272,000	307,139
National Fuel Gas Co.
3.950%, 9/15/27		$50,000	49,570
2.950%, 3/1/31		700,000	640,459
ONE Gas, Inc.
5.100%, 4/1/29		25,000	25,321
Piedmont Natural Gas Co., Inc.
2.500%, 3/15/31		91,000	82,253
Southern California Gas Co.
Series XX
2.550%, 2/1/30		200,000	186,743

			1,438,441

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)
5.450%, 6/1/28		100,000	101,063
Constellation Energy Generation LLC
5.600%, 3/1/28		330,000	335,040

			436,103

Multi-Utilities (0.5%)
Abu Dhabi National Energy Co. PJSC
4.375%, 10/9/31§		400,000	389,448
Ameren Corp.
5.000%, 1/15/29		400,000	403,247
Consolidated Edison Co. of New York, Inc.
Series B
3.125%, 11/15/27		25,000	24,577

See Notes to Financial Statements.

1298

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Consumers Energy Co.
4.650%, 3/1/28		$50,000	$50,232
5.050%, 5/15/35		92,000	92,131
5.125%, 5/1/36		100,000	99,859
Dominion Energy, Inc.
5.450%, 3/15/35		8,000	8,126
Series B (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.000%, 6/1/54 (k)		57,000	60,206
Series C
2.250%, 8/15/31		45,000	39,831
DTE Energy Co.
5.100%, 3/1/29		400,000	404,410
National Grid plc
5.602%, 6/12/28		300,000	305,653
5.418%, 1/11/34		100,000	101,380
NiSource, Inc.
3.490%, 5/15/27		12,000	11,908
5.400%, 6/30/33		7,000	7,180
5.350%, 4/1/34		100,000	101,801
Public Service Enterprise Group, Inc.
5.200%, 4/1/29		400,000	405,033
6.125%, 10/15/33		200,000	211,652
San Diego Gas & Electric Co.
Series RRR
3.750%, 6/1/47		9,000	6,800
Sempra
(United States SOFR Compounded Index + 0.67%), 4.298%, 1/7/28 (k)		400,000	401,659
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.400%, 10/1/54 (k)		140,000	140,287
Veolia Environnement SA
(EUR Swap Annual 5 Year + 2.08%), 2.000%, 11/15/27 (k)(m)(y)	EUR	200,000	221,999
6.125%, 11/25/33		58,000	77,133
WEC Energy Group, Inc.
1.375%, 10/15/27		$500,000	480,894
2.200%, 12/15/28		100,000	94,442

			4,139,888

Water Utilities (0.0%)†
American Water Capital Corp.
2.300%, 6/1/31		100,000	89,343
Essential Utilities, Inc.
2.704%, 4/15/30		200,000	185,390
Severn Trent Utilities Finance plc
4.250%, 1/29/40 (m)	EUR	100,000	113,286

			388,019

Total Utilities			26,292,790

Total Corporate Bonds			201,137,238

Foreign Government Securities (2.6%)
Bonos and Obligaciones del Estado
2.600%, 5/31/31	EUR	581,000	657,420
3.300%, 4/30/36 (m)		949,000	1,084,327
3.400%, 10/31/36 (m)		96,000	110,226
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	1,200,000	379,455
7.300%, 8/12/33 (m)		300,000	98,083
Buoni Poliennali del Tesoro
2.850%, 2/1/31 (m)	EUR	880,000	999,777
3.450%, 2/1/36 (m)		210,000	237,846
Canada Government Bond
4.000%, 3/18/30		$100,000	99,226
3.250%, 12/1/34	CAD	272,000	191,560
Commonwealth of Australia
2.750%, 6/21/35 (m)	AUD	800,000	475,716
Export Development Canada
3.875%, 2/14/28		$150,000	149,246
4.750%, 6/5/34		60,000	61,278
Export-Import Bank of Korea
3.750%, 9/22/30		200,000	195,686
Federative Republic of Brazil
6.125%, 3/15/34		400,000	402,480
Japan Bank for International Cooperation
3.500%, 10/31/28		200,000	196,339
4.375%, 1/23/36		50,000	48,879
Japan Government Bond
2.000%, 12/20/44	JPY	100,000,000	487,185
2.700%, 9/20/45		4,400,000	23,755
2.100%, 9/20/54		5,600,000	23,731
2.300%, 12/20/54		72,400,000	321,746
2.400%, 3/20/55		13,000,000	59,168
2.800%, 6/20/55		40,000,000	198,770
3.200%, 9/20/55		71,000,000	382,878
3.700%, 3/20/56		34,300,000	203,612
Japan International Cooperation Agency
2.750%, 4/27/27		$600,000	593,083
Kingdom of Saudi Arabia
3.625%, 3/4/28 (m)		500,000	490,395
4.125%, 1/12/29§		300,000	295,173
4.750%, 1/16/30§		400,000	399,000
Mex Bonos Desarr Fix Rt
7.750%, 5/29/31	MXN	4,000,000	222,196
New South Wales Treasury Corp.
1.750%, 3/20/34 (m)	AUD	400,000	218,596
4.750%, 2/20/37 (m)		100,000	65,516
Oriental Republic of Uruguay
4.375%, 10/27/27		$41,576	41,555
5.100%, 6/18/50		147,594	138,000
Province of Alberta
1.300%, 7/22/30		250,000	222,288
Province of British Columbia
3.900%, 8/27/30		60,000	59,080
4.050%, 4/23/31		150,000	148,147
4.200%, 7/6/33		150,000	146,718
Province of Manitoba
4.900%, 5/31/34		60,000	61,148
Province of Ontario
1.800%, 10/14/31		100,000	87,697
5.050%, 4/24/34		100,000	103,131
4.850%, 5/29/36		225,000	227,854

See Notes to Financial Statements.

1299

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
Province of Quebec
3.625%, 4/13/28		$100,000	$98,938
4.500%, 4/3/29		250,000	251,588
Queensland Treasury Corp.
4.500%, 8/22/35 (m)	AUD	100,000	65,350
Republic of Colombia
5.375%, 1/21/29		$200,000	199,550
Republic of Indonesia
2.850%, 2/14/30		200,000	187,100
5.600%, 1/15/35		100,000	101,500
3.050%, 3/12/51		200,000	126,800
Republic of Korea
1.750%, 10/15/31		200,000	176,274
Republic of Panama
8.875%, 9/30/27		52,000	54,600
3.875%, 3/17/28		530,000	520,725
3.298%, 1/19/33		200,000	177,400
5.227%, 2/23/34		200,000	197,200
Republic of Peru
2.783%, 1/23/31		70,000	64,435
6.950%, 8/12/31 (m)	PEN	641,000	212,929
6.150%, 8/12/32§		1,300,000	411,077
3.000%, 1/15/34		$200,000	173,250
3.550%, 3/10/51		157,000	110,351
Republic of Philippines
2.457%, 5/5/30		200,000	184,750
5.250%, 5/14/34		100,000	100,125
3.200%, 7/6/46		200,000	139,100
Republic of Poland
4.625%, 3/18/29		200,000	201,464
5.375%, 4/14/36		30,000	30,404
Republic of Serbia
1.000%, 9/23/28§	EUR	700,000	753,574
Republic of South Africa
7.100%, 11/19/36§		$400,000	430,272
Romania Government Bond
2.000%, 4/14/33 (m)	EUR	800,000	751,072
State of Israel Government Bond
5.500%, 3/12/34		$400,000	406,564
State of Kuwait
4.016%, 10/9/28§		200,000	196,894
4.804%, 4/20/33§		200,000	199,314
State of Qatar
5.103%, 4/23/48§		500,000	478,398
Treasury Corp. of Victoria
2.250%, 9/15/33 (m)	AUD	200,000	114,890
2.000%, 11/20/37		100,000	48,827
U.K. Treasury Bonds
4.375%, 7/31/54 (m)	GBP	855,000	952,781
United Arab Emirates Government Bond
4.625%, 4/20/33§		$200,000	198,492
5.000%, 4/30/34§		200,000	202,850
United Mexican States
3.750%, 1/11/28		200,000	198,200
5.000%, 5/7/29		200,000	200,100
3.250%, 4/16/30		200,000	187,096
2.659%, 5/24/31		200,000	177,000
5.625%, 2/9/34		200,000	196,500
6.875%, 5/13/37		400,000	419,800
4.500%, 1/31/50		400,000	296,600

Total Foreign Government Securities			20,802,100

Loan Participation (0.0%)†
Communication Services (0.0%)†
Media (0.0%)†
Discovery Global Holdings, Inc., 1st Lien Initial Term Loan
(CME Term SOFR 12 Month + 2.50%), 6.241%, 6/3/33 (k)		200,000	199,982

Total Communication Services			199,982

Total Loan Participation			199,982

Mortgage-Backed Securities (21.8%)
FHLMC
3.000%, 9/1/27		805	798
4.170%, 4/1/28		299,353	298,958
3.000%, 7/1/28		573	566
2.500%, 1/1/29		2,516	2,480
3.000%, 1/1/30		3,820	3,747
2.500%, 3/1/30		3,847	3,745
2.500%, 5/1/30		10,310	10,023
3.000%, 5/1/30		7,256	7,102
3.000%, 6/1/30		14,445	14,152
2.500%, 7/1/30		3,710	3,606
3.000%, 7/1/30		8,244	8,072
2.500%, 8/1/30		12,327	11,970
3.000%, 8/1/30		2,440	2,387
2.500%, 9/1/30		16,355	15,865
2.500%, 4/1/31		16,347	15,828
3.500%, 4/1/31		263	260
6.235%, 11/1/31 (l)		316	323
3.000%, 10/1/32		1,498	1,447
3.000%, 11/1/32		2,044	1,975
3.000%, 12/1/32		1,491	1,441
5.500%, 2/1/35		2,521	2,569
4.500%, 2/1/39		5,667	5,629
4.500%, 12/1/39		2,715	2,694
4.000%, 8/1/40		2,872	2,777
4.000%, 9/1/40		6,433	6,242
4.000%, 4/1/41		140	136
4.500%, 5/1/41		12,328	12,218
5.500%, 6/1/41		11,111	11,360
5.000%, 11/1/41		25,554	25,716
3.500%, 4/1/42		24,147	22,787
3.500%, 8/1/42		18,126	17,092
3.500%, 10/1/42		1,089	1,030
3.000%, 3/1/43		16,948	15,468
3.500%, 6/1/43		10,867	10,188
3.500%, 7/1/43		2,403	2,269
4.500%, 9/1/43		21,538	21,277
4.500%, 11/1/43		4,460	4,405
4.500%, 12/1/43		16,403	16,233
3.500%, 1/1/44		6,037	5,689
4.000%, 4/1/44		12,444	12,021
3.500%, 6/1/44		4,325	4,067
4.000%, 7/1/44		3,203	3,093
3.000%, 1/1/45		834,010	753,379
3.000%, 7/1/45		445,382	401,379
3.500%, 9/1/45		1,979	1,860
4.000%, 9/1/45		15,082	14,534
4.000%, 12/1/45		5,815	5,599
3.000%, 12/1/46		99,532	89,690
3.500%, 3/1/47		21,749	20,282

See Notes to Financial Statements.

1300

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 4/1/47	$39,456	$38,890
4.500%, 5/1/47	14,577	14,304
4.500%, 7/1/47	49,563	48,630
3.500%, 10/1/47	31,207	29,082
3.500%, 12/1/47	25,855	24,070
3.500%, 1/1/48	9,401	8,743
4.500%, 7/1/48	124,520	122,187
4.500%, 8/1/48	215,476	211,225
5.000%, 11/1/48	5,693	5,723
4.500%, 4/1/49	23,480	22,996
3.000%, 4/1/50	1,074,091	937,787
FHLMC UMBS
3.500%, 1/1/34	22,133	21,525
3.500%, 5/1/35	75,712	73,776
2.000%, 9/1/35	39,007	35,886
2.000%, 1/1/36	77,696	71,455
2.000%, 2/1/36	66,121	60,768
2.000%, 3/1/36	15,854	14,571
1.500%, 4/1/36	170,916	153,745
1.500%, 5/1/36	34,811	31,311
2.000%, 5/1/36	92,734	85,199
2.000%, 3/1/37	231,820	212,502
2.000%, 4/1/37	29,111	26,727
3.000%, 9/1/37	3,234	3,054
3.000%, 6/1/38	61,807	58,677
2.500%, 3/1/41	1,619,879	1,451,306
2.000%, 3/1/42	49,995	43,035
4.000%, 1/1/45	191,461	184,909
4.000%, 9/1/45	187,615	181,324
3.500%, 3/1/46	84,847	79,556
3.500%, 9/1/46	28,070	26,047
4.000%, 7/1/47	41,020	39,231
3.500%, 1/1/48	18,473	17,032
4.000%, 4/1/48	137,742	132,404
4.000%, 6/1/48	3,935	3,770
4.000%, 8/1/48	36,994	35,488
4.500%, 1/1/49	38,906	37,812
4.000%, 5/1/49	4,375	4,161
3.500%, 1/1/50	21,217	19,535
4.000%, 3/1/50	63,702	60,442
3.500%, 6/1/50	52,772	48,475
4.000%, 6/1/50	67,323	63,878
2.500%, 7/1/50	33,170	28,389
3.000%, 7/1/50	9,463	8,460
4.000%, 7/1/50	70,289	66,744
1.500%, 8/1/50	64,041	49,324
2.000%, 8/1/50	19,838	16,196
3.000%, 8/1/50	461,616	410,882
2.000%, 9/1/50	52,945	42,879
3.000%, 9/1/50	255,048	228,739
1.500%, 10/1/50	161,693	124,382
2.000%, 11/1/50	36,508	29,886
2.500%, 2/1/51	259,606	223,403
2.000%, 3/1/51	391,611	316,667
2.000%, 4/1/51	137,322	112,587
2.000%, 5/1/51	66,700	54,623
2.500%, 5/1/51	770,575	660,653
2.000%, 7/1/51	251,077	206,401
3.000%, 7/1/51	80,676	71,799
2.000%, 9/1/51	91,318	74,370
2.000%, 10/1/51	257,632	208,650
3.000%, 10/1/51	79,208	70,196
2.500%, 11/1/51	669,954	573,673
2.000%, 12/1/51	184,805	151,108
2.500%, 12/1/51	322,952	275,999
2.000%, 1/1/52	404,583	331,550
2.500%, 1/1/52	840,497	717,418
2.000%, 2/1/52	27,092	21,899
3.000%, 2/1/52	59,449	52,964
3.000%, 3/1/52	253,129	225,120
4.000%, 6/1/52	24,405	23,172
5.000%, 6/1/52	2,791	2,783
4.500%, 7/1/52	60,143	58,213
5.000%, 7/1/52	44,648	44,713
3.000%, 8/1/52	73,866	65,508
4.000%, 8/1/52	618,630	581,996
5.000%, 8/1/52	106,525	105,933
5.000%, 9/1/52	32,138	31,846
4.000%, 10/1/52	169,875	159,656
5.000%, 10/1/52	12,211	12,172
6.000%, 10/1/52	26,234	27,092
5.500%, 1/1/53	69,314	70,014
6.000%, 1/1/53	55,306	56,938
5.000%, 2/1/53	256,945	255,713
6.000%, 2/1/53	36,334	37,406
5.500%, 3/1/53	93,381	94,820
6.000%, 3/1/53	14,102	14,505
6.000%, 4/1/53	31,691	32,703
5.000%, 5/1/53	392,560	389,329
5.500%, 5/1/53	210,013	212,988
5.000%, 6/1/53	294,151	291,546
5.500%, 6/1/53	3,688,991	3,733,423
5.500%, 8/1/53	18,019	18,196
5.000%, 9/1/53	183,187	181,025
6.500%, 11/1/53	33,332	34,792
6.000%, 12/1/53	191,238	197,417
6.000%, 2/1/54	60,935	62,537
6.000%, 4/1/54	3,218,115	3,344,970
5.000%, 5/1/54	294,921	295,812
6.000%, 5/1/54	61,743	63,385
5.000%, 6/1/54	192,855	191,147
6.000%, 6/1/54	98,073	100,683
6.000%, 9/1/54	290,424	298,152
5.500%, 12/1/54	221,281	223,724
5.500%, 1/1/55	647,462	654,407
5.000%, 1/1/56	31,904	31,956
5.000%, 2/1/56	27,686	27,730
5.500%, 4/1/56	24,694	24,897
5.000%, 5/1/56	68,704	68,708
FNMA
5.918%, 1/1/28 (l)	233	234
5.790%, 1/1/29	2,334,000	2,375,142
5.810%, 6/1/31	62,000	63,731
2.630%, 4/1/32	2,519,000	2,275,066
4.010%, 3/1/33 (l)	2,099	2,068
6.155%, 1/1/36 (l)	6,152	6,339
6.000%, 7/1/39	4,642	4,755
5.973%, 12/1/40 (l)	206	209
4.000%, 1/1/41	2,673	2,576
3.500%, 12/1/44	191,728	173,135
3.500%, 2/1/45	365,226	329,450
3.000%, 4/1/45	256,938	226,741
FNMA UMBS
2.500%, 9/1/27	1,160	1,148

See Notes to Financial Statements.

1301

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
2.500%, 4/1/28	$530	$522
2.500%, 8/1/28	1,915	1,883
3.500%, 3/1/29	2,728	2,701
3.000%, 4/1/29	4,542	4,468
3.000%, 5/1/29	5,296	5,206
3.000%, 6/1/29	5,071	4,988
3.000%, 9/1/29	4,767	4,682
3.000%, 10/1/29	3,027	2,969
3.000%, 1/1/30	24,776	24,291
2.500%, 2/1/30	1,140	1,113
3.000%, 3/1/30	5,793	5,677
2.500%, 4/1/30	2,978	2,900
3.000%, 4/1/30	4,703	4,606
2.500%, 5/1/30	1,344	1,304
3.000%, 5/1/30	2,453	2,403
2.500%, 7/1/30	6,091	5,912
3.000%, 7/1/30	12,399	12,114
2.500%, 8/1/30	15,771	15,320
3.000%, 8/1/30	24,950	24,380
3.500%, 8/1/30	3,839	3,781
2.500%, 9/1/30	10,020	9,706
3.000%, 9/1/30	11,710	11,436
2.500%, 11/1/30	19,401	18,781
2.500%, 3/1/31	946	931
3.000%, 3/1/31	1,834	1,787
2.500%, 6/1/31	6,567	6,330
2.500%, 7/1/31	4,546	4,376
2.500%, 8/1/31	548	528
3.000%, 8/1/31	26,512	25,823
4.000%, 8/1/31	1,624	1,609
3.000%, 9/1/31	4,426	4,311
2.000%, 10/1/31	1,977	1,878
2.500%, 10/1/31	37,374	35,932
2.000%, 11/1/31	26,654	25,318
2.500%, 11/1/31	16,068	15,443
2.000%, 12/1/31	2,840	2,695
2.500%, 2/1/32	1,130	1,086
2.000%, 3/1/32	19,766	18,735
2.500%, 3/1/32	5,103	4,889
3.500%, 4/1/32	46,367	45,384
3.500%, 5/1/32	33,297	32,633
3.000%, 6/1/32	9,489	9,192
2.500%, 8/1/32	27,755	26,637
3.000%, 9/1/32	7,005	6,820
2.500%, 2/1/33	40,539	39,257
4.000%, 10/1/33	10,206	10,071
6.000%, 2/1/34	6,395	6,557
5.500%, 5/1/34	29,183	29,676
6.000%, 8/1/34	3,651	3,750
3.000%, 9/1/34	505,523	481,502
3.500%, 12/1/34	379,029	367,027
2.500%, 2/1/35	227,005	218,932
5.000%, 2/1/35	31,577	31,709
5.500%, 2/1/35	14,696	14,930
6.000%, 4/1/35	56,139	57,516
3.000%, 8/1/35	38,198	36,455
5.000%, 9/1/35	1,911	1,918
2.500%, 10/1/35	77,965	73,380
2.500%, 12/1/35	272,150	255,708
3.000%, 12/1/35	34,539	32,887
5.500%, 12/1/35	10,769	10,969
4.000%, 1/1/36	17,041	16,623
2.000%, 2/1/36	19,041	17,482
1.500%, 3/1/36	18,692	16,824
2.000%, 3/1/36	39,327	36,070
2.000%, 4/1/36	31,007	28,488
1.500%, 5/1/36	31,420	28,280
2.000%, 5/1/36	215,813	198,276
3.000%, 5/1/36	19,842	18,901
1.500%, 6/1/36	109,883	98,834
2.000%, 7/1/36	36,385	33,406
3.000%, 10/1/36	1,340	1,271
2.000%, 11/1/36	16,935	15,522
3.000%, 11/1/36	14,021	13,302
1.500%, 12/1/36	73,412	66,007
3.000%, 12/1/36	23,291	22,060
2.000%, 1/1/37	15,954	14,623
1.500%, 2/1/37	31,376	28,241
2.000%, 2/1/37	114,629	105,033
2.000%, 3/1/37	76,905	70,480
2.000%, 4/1/37	50,526	46,310
6.000%, 2/1/38	2,981	3,087
6.000%, 3/1/38	1,274	1,319
6.000%, 5/1/38	3,196	3,308
6.000%, 10/1/38	952	983
6.000%, 12/1/38	1,576	1,631
5.500%, 1/1/39	7,512	7,674
4.500%, 7/1/39	66,686	66,140
5.500%, 9/1/39	9,681	9,892
5.500%, 12/1/39	10,833	11,074
5.500%, 3/1/40	1,049	1,073
6.500%, 5/1/40	27,177	28,446
4.500%, 7/1/40	7,420	7,353
4.000%, 9/1/40	11,390	11,023
2.000%, 12/1/40	70,068	60,490
4.000%, 12/1/40	211,866	204,703
5.500%, 4/1/41	2,308	2,362
4.500%, 5/1/41	643	636
4.500%, 7/1/41	1,194	1,183
5.000%, 7/1/41	37,597	37,786
5.000%, 8/1/41	897	902
4.500%, 9/1/41	6,698	6,635
4.500%, 10/1/41	2,493	2,466
1.500%, 11/1/41	1,133,833	950,413
1.500%, 12/1/41	576,917	483,247
3.500%, 1/1/42	11,577	10,901
4.000%, 1/1/42	21,288	20,535
2.000%, 2/1/42	340,351	293,101
2.000%, 3/1/42	388,102	334,013
2.000%, 4/1/42	45,828	39,451
3.500%, 4/1/42	5,044	4,738
3.500%, 5/1/42	521	491
4.000%, 5/1/42	24,071	23,202
3.500%, 6/1/42	1,237	1,162
3.500%, 7/1/42	1,713	1,607
2.000%, 8/1/42	166,891	144,006
4.500%, 8/1/42	2,463	2,441
4.500%, 9/1/42	8,332	8,260
3.000%, 3/1/43	81,514	74,154
3.000%, 4/1/43	48,001	43,634
3.000%, 5/1/43	38,176	34,800
3.000%, 6/1/43	18,699	17,088
4.500%, 9/1/43	7,456	7,355
4.500%, 11/1/43	53,144	52,492

See Notes to Financial Statements.

1302

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 12/1/43	$8,765	$8,652
5.000%, 12/1/43	66,125	66,453
4.500%, 1/1/44	7,737	7,633
4.500%, 6/1/44	77,324	76,359
3.000%, 10/1/44	715,754	650,021
5.500%, 12/1/44	2,092,829	2,121,162
3.500%, 2/1/45	118,244	111,012
4.500%, 7/1/45	23,034	22,682
4.500%, 11/1/45	39,415	38,909
4.500%, 12/1/45	17,050	16,826
3.000%, 6/1/46	8,018	7,219
4.500%, 7/1/46	70,330	69,471
3.000%, 8/1/46	1,100	995
3.000%, 9/1/46	18,955	17,098
3.000%, 11/1/46	1,733	1,561
3.500%, 11/1/46	6,486	6,028
4.000%, 11/1/46	11,582	11,029
3.000%, 12/1/46	866,035	776,657
2.500%, 2/1/47	712,743	612,533
3.000%, 2/1/47	37,298	33,579
4.000%, 3/1/47	677,453	637,749
3.000%, 4/1/47	875,445	784,868
3.500%, 5/1/47	23,673	22,048
4.000%, 6/1/47	41,401	39,373
4.000%, 8/1/47	20,451	19,475
4.000%, 9/1/47	1,531	1,455
4.000%, 10/1/47	18,422	17,503
4.500%, 10/1/47	5,696	5,580
3.500%, 11/1/47	30,425	28,052
4.500%, 11/1/47	48,382	47,378
3.500%, 12/1/47	30,670	28,278
3.500%, 1/1/48	48,268	44,726
4.000%, 1/1/48	18,303	17,389
4.500%, 1/1/48	44,252	43,326
3.500%, 2/1/48	13,822	12,744
3.500%, 3/1/48	102,084	94,121
3.500%, 4/1/48	5,175	4,840
4.000%, 4/1/48	2,681	2,546
4.500%, 4/1/48	16,936	16,677
4.000%, 5/1/48	3,372	3,202
4.500%, 5/1/48	311,317	305,344
3.500%, 6/1/48	518,152	477,574
4.000%, 6/1/48	2,258	2,144
4.000%, 7/1/48	2,225	2,113
4.500%, 7/1/48	335,044	326,758
4.000%, 8/1/48	29,544	28,093
4.500%, 8/1/48	37,300	36,520
5.000%, 8/1/48	2,649	2,658
4.000%, 9/1/48	14,443	13,713
5.000%, 9/1/48	8,463	8,482
4.000%, 10/1/48	6,387	6,064
4.500%, 11/1/48	28,036	27,424
4.000%, 1/1/49	58,524	55,841
4.500%, 2/1/49	111,373	108,973
4.500%, 5/1/49	219,280	215,310
5.000%, 5/1/49	26,461	26,548
3.500%, 6/1/49	73,115	67,412
4.000%, 9/1/49	60,537	57,477
4.500%, 9/1/49	7,732	7,546
4.000%, 3/1/50	25,640	24,280
4.000%, 5/1/50	24,379	23,124
4.000%, 6/1/50	53,902	50,975
2.500%, 7/1/50	729,775	626,162
2.000%, 8/1/50	2,885,157	2,337,521
2.500%, 8/1/50	424,968	364,378
3.000%, 8/1/50	149,530	132,844
2.000%, 9/1/50	118,594	96,047
4.000%, 9/1/50	81,098	76,918
1.500%, 10/1/50	167,527	128,870
2.000%, 10/1/50	160,968	130,364
1.500%, 11/1/50	146,104	112,390
2.000%, 11/1/50	21,694	17,550
2.500%, 11/1/50	133,612	114,896
2.000%, 12/1/50	129,945	106,167
2.000%, 1/1/51	154,530	124,957
3.500%, 1/1/51	322,481	296,420
4.000%, 1/1/51	184,594	175,221
2.000%, 2/1/51	203,351	164,435
1.500%, 3/1/51	197,123	151,452
2.000%, 3/1/51	102,693	83,934
4.000%, 3/1/51	87,840	83,318
2.000%, 4/1/51	166,256	135,959
2.000%, 8/1/51	584,567	472,571
2.500%, 9/1/51	1,859,253	1,588,128
3.500%, 9/1/51	1,237,926	1,134,016
2.000%, 11/1/51	647,145	525,853
2.500%, 11/1/51	504,150	427,611
3.000%, 11/1/51	183,838	162,692
2.000%, 12/1/51	303,961	247,435
3.000%, 12/1/51	78,579	69,713
3.500%, 12/1/51	3,032,053	2,794,603
2.000%, 1/1/52	133,372	109,557
2.500%, 1/1/52	1,008,969	864,316
2.000%, 2/1/52	657,911	533,664
2.500%, 2/1/52	202,669	173,841
2.000%, 3/1/52	483,746	394,114
3.000%, 3/1/52	168,481	149,417
2.000%, 4/1/52	134,137	109,766
3.000%, 4/1/52	39,439	35,063
4.000%, 4/1/52	33,541	31,751
3.000%, 5/1/52	65,266	57,779
4.000%, 6/1/52	71,543	67,686
5.000%, 7/1/52	95,119	95,135
4.500%, 8/1/52	3,088,499	2,989,392
4.000%, 10/1/52	70,670	66,943
4.000%, 12/1/52	173,782	163,382
5.000%, 1/1/53	154,415	153,343
5.500%, 1/1/53	102,447	103,764
6.000%, 1/1/53	75,338	77,561
5.000%, 3/1/53	132,259	130,879
5.000%, 4/1/53	749,812	741,503
6.000%, 4/1/53	46,791	48,362
4.500%, 5/1/53	397,344	384,470
5.000%, 5/1/53	2,744,807	2,713,342
5.500%, 5/1/53	339,338	343,648
6.000%, 5/1/53	148,700	153,287
6.500%, 5/1/53	23,346	24,315
5.500%, 6/1/53	80,422	81,561
5.000%, 7/1/53	480,005	477,251
6.000%, 7/1/53	123,945	127,950
5.500%, 8/1/53	240,551	243,131
6.000%, 8/1/53	233,223	239,501
6.500%, 8/1/53	132,013	137,810
6.500%, 9/1/53	26,722	27,901

See Notes to Financial Statements.

1303

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
6.500%, 10/1/53	$67,009	$69,964
6.500%, 2/1/54	129,256	134,492
5.500%, 3/1/54	1,737,545	1,768,141
6.000%, 3/1/54	100,138	102,865
5.500%, 8/1/54	3,077,884	3,137,414
6.500%, 8/1/54	108,563	112,961
5.000%, 12/1/54	267,549	265,180
5.000%, 2/1/56	552,580	547,281
5.000%, 3/1/56	67,535	67,539
5.000%, 4/1/56	38,574	38,636
5.000%, 5/1/56	109,562	108,909
FNMA/FHLMC UMBS, 15 Year, Single Family
4.000%, 7/25/41 TBA	86,000	83,622
4.500%, 7/25/41 TBA	496,000	490,342
FNMA/FHLMC UMBS, 30 Year, Single Family
2.000%, 7/25/56 TBA	920,000	735,712
2.500%, 7/25/56 TBA	1,188,597	994,800
3.000%, 7/25/56 TBA	2,001,000	1,748,374
3.500%, 7/25/56 TBA	5,034,994	4,578,304
4.000%, 7/25/56 TBA	15,398,042	14,411,605
5.000%, 7/25/56 TBA	822,000	808,771
5.500%, 7/25/56 TBA	4,686,534	4,706,306
6.000%, 7/25/56 TBA	2,081,455	2,127,637
6.500%, 7/25/56 TBA	691,000	714,807
3.000%, 8/25/56 TBA	13,700,000	11,965,024
3.500%, 8/25/56 TBA	13,300,000	12,084,298
4.500%, 8/25/56 TBA	11,350,000	10,887,133
5.500%, 8/25/56 TBA	11,575,000	11,607,555
6.000%, 8/25/56 TBA	1,330,000	1,355,197
GNMA
5.375%, 7/20/27 (l)	37	37
5.500%, 4/15/33	223	227
5.000%, 12/15/38	1,869	1,884
4.000%, 4/20/39	737	711
5.000%, 7/15/39	5,628	5,667
4.000%, 7/20/39	1,841	1,775
5.000%, 10/20/39	1,937	1,948
4.500%, 12/20/39	774	763
4.500%, 1/20/40	938	924
4.500%, 2/20/40	775	764
4.500%, 5/20/40	64	63
4.000%, 10/20/40	9,843	9,468
4.000%, 11/20/40	30,394	29,229
5.000%, 12/15/40	7,211	7,269
4.000%, 12/20/40	12,143	11,680
4.000%, 1/20/41	10,493	10,091
4.000%, 3/15/41	7,625	7,319
4.500%, 7/20/41	4,536	4,466
3.500%, 1/15/42	6,265	5,871
4.500%, 2/15/42	59,558	58,669
5.000%, 7/20/42	5,381	5,411
3.500%, 4/15/43	9,096	8,500
3.500%, 4/20/43	21,713	20,339
3.500%, 2/20/44	68,554	64,044
5.000%, 7/20/44	749	753
4.000%, 10/20/44	334	319
3.500%, 1/20/45	149,615	135,325
3.000%, 2/15/45	16,555	15,084
3.500%, 5/20/45	13,790	12,822
3.000%, 7/15/45	79,273	71,341
4.000%, 8/20/45	185,504	176,787
3.500%, 4/20/46	273,152	253,415
3.500%, 5/20/46	12,896	11,962
3.500%, 6/20/46	159,980	148,335
3.500%, 7/20/46	55,407	51,363
3.500%, 9/20/46	190,206	175,998
3.500%, 10/20/46	29,316	26,960
4.000%, 5/20/47	2,750	2,619
4.000%, 6/20/47	26,018	24,752
4.000%, 11/20/47	29,795	28,299
4.000%, 12/20/47	14,792	14,050
4.500%, 9/20/48	11,892	11,639
5.000%, 1/20/49	2,653	2,669
5.000%, 2/20/49	117,050	117,853
4.500%, 3/20/49	51,864	50,809
5.000%, 6/20/49	97,369	98,037
5.000%, 7/20/49	29,183	29,447
3.500%, 11/15/49	5,836	5,306
5.000%, 12/20/49	26,744	27,003
3.500%, 2/15/50	81,260	73,882
4.500%, 4/20/50	18,609	18,224
4.000%, 5/20/50	9,605	9,096
2.000%, 8/20/50	416,169	342,106
2.000%, 11/20/50	70,836	58,230
2.000%, 1/20/51	887,837	729,835
2.000%, 2/20/51	72,038	59,196
2.500%, 3/20/51	1,484,875	1,275,738
2.500%, 4/20/51	1,835,035	1,575,398
3.000%, 6/20/51	441,593	393,111
2.500%, 8/20/51	1,352,691	1,162,172
3.000%, 8/20/51	533,135	474,436
3.000%, 12/20/51	143,137	127,332
2.500%, 5/20/52	330,430	282,858
3.500%, 5/20/52	294,130	267,840
2.500%, 6/20/52	255,781	218,956
2.500%, 7/20/52	163,328	139,903
2.500%, 12/20/52	28,544	24,473
4.000%, 12/20/52	238,328	224,722
2.500%, 1/20/53	90,973	77,996
3.500%, 10/20/54	935,588	842,606
6.000%, 4/20/55	93,374	95,697
6.000%, 7/20/55	412,842	422,145
3.500%, 5/20/56	299,412	269,328
2.000%, 7/15/56 TBA	345,000	283,062
2.500%, 7/15/56 TBA	556,000	475,424
3.000%, 7/15/56 TBA	111,000	98,651
4.000%, 7/15/56 TBA	160,000	148,825
5.000%, 7/15/56 TBA	77,000	75,995
5.500%, 7/15/56 TBA	35,000	35,197
6.000%, 7/15/56 TBA	1,000,000	1,020,703
4.500%, 8/15/56 TBA	967,000	929,151
5.000%, 8/15/56 TBA	1,571,000	1,548,908
5.500%, 8/15/56 TBA	1,405,000	1,410,982
6.000%, 8/15/56 TBA	736,000	749,858
6.500%, 8/15/56 TBA	296,000	306,383

Total Mortgage-Backed Securities		172,570,988

Municipal Bonds (0.3%)
American Municipal Power, Inc.
8.084%, 2/15/50	55,000	68,327

See Notes to Financial Statements.

1304

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series BB
5.882%, 6/15/44	$60,000	$59,619
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Series 2010A
5.808%, 2/1/41	60,000	61,989
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	41,000	43,774
Los Angeles Community College District
6.600%, 8/1/42	25,000	26,340
Louisiana Local Government Environmental Facilities & Community Development Authority Systems, Series 2023
5.198%, 12/1/39	500,000	502,935
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E
6.814%, 11/15/40	25,000	27,516
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F
7.414%, 1/1/40	75,000	87,528
New York & New Jersey Port Authority, Consolidated Bonds, Series 181
4.960%, 8/1/46	40,000	38,189
New York State Dormitory Authority
5.389%, 3/15/40	45,000	44,829
Sales Tax Securitization Corp.
3.057%, 1/1/34	600,000	532,640
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
7.043%, 4/1/50	44,905	50,992
State of California Federally Taxable General Obligation Refunding Bonds Various Purpose
4.600%, 4/1/38	100,000	100,492
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	130,000	154,299
State of Illinois, General Obligation Bonds
5.100%, 6/1/33	215,294	217,499
State of Texas
5.517%, 4/1/39	74,985	75,980
Texas Natural Gas Securitization Finance Corp., Revenue Bonds, Series 2023
5.169%, 4/1/41	300,000	302,355
University of California, General Revenue Bonds, Series 2012-AD
4.858%, 5/15/12	57,000	47,233

Total Municipal Bonds		2,442,536

Supranational (0.6%)
African Development Bank
4.000%, 3/18/30	100,000	99,022
3.625%, 3/3/31	50,000	48,813
Asian Development Bank
1.875%, 1/24/30	200,000	184,654
4.250%, 5/28/31	33,000	33,128
3.875%, 9/28/32	160,000	156,424
4.000%, 1/12/33	85,000	83,541
3.875%, 6/14/33	100,000	97,327
4.250%, 1/14/36	165,000	162,607
Asian Infrastructure Investment Bank (The)
3.625%, 9/15/28	70,000	69,269
4.500%, 1/16/30	100,000	101,087
Corp. Andina de Fomento
5.000%, 1/22/30	60,000	60,938
Council of Europe Development Bank
3.625%, 1/26/28	25,000	24,784
4.000%, 5/21/29	50,000	49,768
European Bank for Reconstruction & Development
4.250%, 5/29/31	125,000	125,113
European Investment Bank
4.500%, 10/16/28	125,000	125,921
4.000%, 2/15/29	70,000	69,703
1.750%, 3/15/29	53,000	49,748
4.750%, 6/15/29	167,000	169,567
1.625%, 10/9/29	55,000	50,677
4.500%, 3/14/30	100,000	100,993
0.750%, 9/23/30	100,000	86,705
3.875%, 10/15/30	65,000	64,160
3.750%, 3/13/31	135,000	132,336
4.125%, 2/13/34	71,000	69,935
4.625%, 2/12/35	55,000	55,924
4.250%, 2/8/36	40,000	39,416
Inter-American Development Bank
4.125%, 2/15/29	200,000	199,667
2.250%, 6/18/29	50,000	47,321
3.625%, 9/17/31	200,000	193,966
4.375%, 7/17/34	100,000	100,045
Inter-American Investment Corp.
4.125%, 2/15/28	50,000	49,896
4.250%, 2/14/29	100,000	99,969
International Bank for Reconstruction & Development
0.750%, 11/24/27	95,000	90,650
4.625%, 8/1/28	80,000	80,753
1.125%, 9/13/28	200,000	187,373
4.125%, 3/20/30	100,000	99,651
4.000%, 7/25/30	180,000	178,822
0.750%, 8/26/30	170,000	147,825
3.500%, 10/28/30	70,000	68,061
1.625%, 11/3/31	238,000	208,266
4.375%, 8/27/35	100,000	99,525
International Finance Corp.
4.250%, 7/2/29	80,000	80,065
0.750%, 8/27/30	100,000	86,913

See Notes to Financial Statements.

1305

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
Nordic Investment Bank
4.375%, 3/14/28	$200,000	$200,372

Total Supranational		4,530,700

U.S. Government Agency Securities (0.6%)
FFCB
1.040%, 1/25/29	250,000	230,627
1.380%, 1/14/31	250,000	220,742
FHLB
3.500%, 9/9/27	175,000	173,610
3.500%, 10/4/27	210,000	208,352
3.500%, 3/3/28	215,000	212,688
4.000%, 6/30/28	100,000	99,693
3.250%, 11/16/28	250,000	245,294
FHLMC
0.800%, 10/28/26	2,600,000	2,573,917
FNMA
0.750%, 10/8/27	250,000	239,832
0.875%, 8/5/30	500,000	437,461
Tennessee Valley Authority
3.875%, 3/15/28	38,000	37,863
3.875%, 8/1/30	65,000	64,210

Total U.S. Government Agency Securities		4,744,289

U.S. Treasury Obligations (32.3%)
U.S. Treasury Bonds
4.250%, 5/15/39	102,000	98,749
4.500%, 8/15/39	126,000	124,583
4.375%, 11/15/39	160,000	155,800
4.625%, 2/15/40	405,000	403,858
1.125%, 5/15/40	2,341,000	1,485,803
1.125%, 8/15/40	581,000	365,213
3.875%, 8/15/40	405,000	370,512
1.375%, 11/15/40	2,035,000	1,320,139
4.250%, 11/15/40	405,000	385,319
2.250%, 5/15/41	300,000	219,469
4.375%, 5/15/41	4,319,000	4,151,541
2.375%, 2/15/42	400,000	292,797
3.000%, 5/15/42	387,000	308,996
3.250%, 5/15/42	800,000	660,984
4.000%, 11/15/42	901,000	815,940
3.125%, 2/15/43	601,000	482,302
2.875%, 5/15/43	1,900,000	1,463,285
3.875%, 5/15/43	487,000	432,020
3.625%, 8/15/43	3,393,900	2,901,782
4.375%, 8/15/43	1,934,000	1,825,333
3.750%, 11/15/43	1,843,900	1,599,671
4.750%, 11/15/43#	5,240,000	5,173,444
3.625%, 2/15/44	1,300,000	1,105,806
4.500%, 2/15/44	259,100	247,685
3.375%, 5/15/44	1,200,000	982,125
4.625%, 5/15/44	874,000	847,603
3.125%, 8/15/44	1,029,500	808,807
4.125%, 8/15/44	108,200	98,235
3.000%, 11/15/44	1,000,000	767,796
2.500%, 2/15/45	1,341,000	944,175
2.875%, 8/15/45	1,800,000	1,341,202
4.875%, 8/15/45 (z)	2,163,000	2,154,893
3.000%, 5/15/47	285,900	213,172
2.750%, 11/15/47	1,438,200	1,018,650
3.000%, 2/15/48	900,000	665,478
3.000%, 2/15/49#	2,049,600	1,500,714
2.875%, 5/15/49	200,000	142,691
2.250%, 8/15/49	1,675,000	1,046,929
2.375%, 11/15/49	200,000	128,001
2.000%, 2/15/50	800,000	468,554
1.375%, 8/15/50	300,000	147,964
1.625%, 11/15/50	12,072,300	6,345,136
1.875%, 2/15/51	1,817,000	1,015,190
2.375%, 5/15/51	278,700	175,153
2.000%, 8/15/51	1,125,000	644,042
1.875%, 11/15/51	502,000	277,399
2.250%, 2/15/52	7,000	4,237
2.875%, 5/15/52	116,000	80,648
3.000%, 8/15/52	501,400	357,327
4.000%, 11/15/52	3,174,000	2,727,656
3.625%, 5/15/53	3,000	2,409
4.750%, 11/15/53	408,000	396,461
4.250%, 8/15/54	6,500,000	5,831,034
4.500%, 11/15/54	10,000	9,352
4.750%, 5/15/55	800,000	779,567
4.625%, 11/15/55 (z)	3,725,000	3,560,005
U.S. Treasury Inflation Linked Bonds
0.750%, 2/15/45 TIPS	424,263	303,245
1.000%, 2/15/46 TIPS	140,548	103,860
0.875%, 2/15/47 TIPS	137,958	97,698
1.000%, 2/15/49 TIPS	132,342	93,599
0.250%, 2/15/50 TIPS	388,596	220,736
0.125%, 2/15/51 TIPS	639,560	341,264
1.500%, 2/15/53 TIPS	224,064	171,570
2.125%, 2/15/54 TIPS	544,720	479,677
2.375%, 2/15/55 TIPS	369,380	342,809
U.S. Treasury Inflation Linked Notes
0.375%, 7/15/27 TIPS	884,904	870,176
1.625%, 10/15/27 TIPS	1,169,168	1,163,598
0.500%, 1/15/28 TIPS	891,059	868,401
U.S. Treasury Notes
0.625%, 7/31/26	743,200	741,280
4.625%, 10/15/26	13,000	13,030
4.000%, 1/15/27	743,200	743,257
1.500%, 1/31/27	71,000	69,978
4.125%, 2/15/27	27,000	27,015
4.250%, 3/15/27	743,200	744,397
3.750%, 4/30/27	31,000	30,922
3.875%, 5/31/27	341,000	340,360
3.750%, 6/30/27	500,000	498,299
3.875%, 7/31/27	741,000	739,056
2.250%, 8/15/27	656,500	643,005
3.750%, 8/15/27	500,000	497,936
0.500%, 8/31/27	1,000,000	959,101
3.625%, 8/31/27	1,000,000	994,347
3.375%, 9/15/27	750,000	743,372
0.375%, 9/30/27	281,500	268,745
3.500%, 9/30/27	1,000,000	992,353
4.125%, 9/30/27	2,585,000	2,584,470
3.875%, 10/15/27	850,000	847,101
4.125%, 10/31/27	406,000	405,809
2.250%, 11/15/27	4,710,000	4,591,517
4.125%, 11/15/27	1,000,000	999,674
0.625%, 11/30/27	875,000	832,994
3.875%, 11/30/27	907,000	903,597
4.000%, 12/15/27	761,000	759,413
0.625%, 12/31/27	800,000	759,378
3.875%, 12/31/27	850,000	846,543

See Notes to Financial Statements.

1306

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount	Value (Note 1)
4.250%, 1/15/28	$2,259,000	$2,262,049
3.500%, 1/31/28	1,100,000	1,089,041
2.750%, 2/15/28	3,110,000	3,041,737
4.250%, 2/15/28	750,000	751,040
4.000%, 2/29/28	2,117,000	2,111,801
3.875%, 3/15/28	2,761,000	2,748,646
1.250%, 3/31/28	767,000	729,759
3.625%, 3/31/28	1,842,000	1,825,424
3.750%, 4/15/28	1,417,000	1,407,225
3.500%, 4/30/28	500,000	494,259
3.750%, 4/30/28(z)	8,550,000	8,490,681
2.875%, 5/15/28	1,010,000	986,997
3.750%, 5/15/28	275,000	273,022
3.875%, 6/15/28	627,000	623,787
1.250%, 6/30/28	500,000	472,426
4.000%, 6/30/28	2,000,000	1,994,225
4.125%, 6/30/28(z)	21,600,000	21,594,101
3.875%, 7/15/28	600,000	596,760
4.125%, 7/31/28	1,000,000	999,501
2.875%, 8/15/28	3,020,000	2,942,132
3.625%, 8/15/28	500,000	494,692
1.125%, 8/31/28	356,000	333,861
4.375%, 8/31/28	2,261,000	2,271,041
3.375%, 9/15/28	250,000	245,925
1.250%, 9/30/28	1,089,700	1,022,363
4.625%, 9/30/28	250,000	252,480
3.500%, 10/15/28	2,000,000	1,971,455
3.125%, 11/15/28	3,590,000	3,506,948
3.500%, 11/15/28	500,000	492,639
4.375%, 11/30/28	500,000	502,436
3.750%, 12/31/28	1,517,100	1,502,416
4.000%, 1/31/29	1,000,000	996,046
2.625%, 2/15/29	1,850,000	1,780,065
3.500%, 2/15/29	487,000	479,113
4.250%, 2/28/29	1,016,000	1,018,380
3.500%, 3/15/29	750,000	737,637
2.375%, 3/31/29	25,100	23,950
4.125%, 3/31/29	257,000	256,791
3.875%, 4/15/29	750,000	744,624
2.875%, 4/30/29	534,000	515,881
4.625%, 4/30/29	850,000	860,528
2.375%, 5/15/29	3,300,000	3,143,077
3.875%, 5/15/29	650,000	645,272
4.500%, 5/31/29	718,000	724,717
3.250%, 6/30/29	904,400	881,475
3.500%, 9/30/29	500,000	490,080
4.000%, 10/31/29	500,000	497,461
4.125%, 10/31/29	750,000	749,121
1.750%, 11/15/29	530,000	490,443
3.875%, 11/30/29	500,000	495,421
4.125%, 11/30/29	750,000	749,179
3.875%, 12/31/29	600,000	594,373
3.500%, 1/31/30	615,000	601,499
1.500%, 2/15/30	1,851,000	1,687,038
4.000%, 2/28/30	3,416,000	3,397,052
3.625%, 3/31/30	500,000	490,579
4.000%, 3/31/30	250,000	248,569
3.500%, 4/30/30	750,000	732,243
3.875%, 4/30/30	250,000	247,430
0.625%, 5/15/30	1,575,000	1,376,863
3.750%, 5/31/30	1,581,000	1,556,908
4.000%, 5/31/30	1,000,000	993,856
3.750%, 6/30/30	1,180,000	1,161,576
3.875%, 6/30/30	850,000	840,692
3.875%, 7/31/30	700,000	692,143
4.000%, 7/31/30	601,000	597,002
0.625%, 8/15/30	1,500,000	1,299,696
3.625%, 8/31/30	4,113,000	4,026,091
3.625%, 9/30/30	250,000	244,646
4.625%, 9/30/30	250,000	254,219
3.625%, 10/31/30	250,000	244,507
4.875%, 10/31/30	1,553,800	1,595,674
0.875%, 11/15/30	1,900,000	1,651,042
3.500%, 11/30/30	850,000	826,741
4.375%, 11/30/30	517,000	520,850
3.750%, 12/31/30	1,250,000	1,227,533
3.750%, 1/31/31	250,000	245,468
4.000%, 1/31/31	750,000	744,033
1.125%, 2/15/31	2,400,000	2,095,720
3.500%, 2/28/31	800,000	777,106
4.250%, 2/28/31	500,000	501,249
3.875%, 3/31/31	800,000	789,268
4.125%, 3/31/31	750,000	747,712
3.875%, 4/30/31	1,000,000	986,442
4.625%, 4/30/31	250,000	254,649
1.625%, 5/15/31	1,500,000	1,331,662
4.125%, 5/31/31	750,000	747,900
4.625%, 5/31/31	500,000	509,375
4.250%, 6/30/31	1,169,200	1,171,907
4.125%, 7/31/31	750,000	747,454
1.250%, 8/15/31	2,000,000	1,729,948
3.750%, 8/31/31	300,000	293,684
3.625%, 9/30/31	178,000	173,177
4.125%, 10/31/31	3,000	2,988
1.375%, 11/15/31	1,500,000	1,296,559
4.125%, 11/30/31	602,000	599,365
4.500%, 12/31/31	361,900	366,874
1.875%, 2/15/32	1,700,000	1,501,169
4.125%, 3/31/32	263,000	261,570
2.875%, 5/15/32	1,660,900	1,543,612
4.125%, 5/31/32	600,000	596,368
4.000%, 6/30/32	500,000	493,535
4.000%, 7/31/32	600,000	591,953
2.750%, 8/15/32	2,539,000	2,334,206
3.875%, 8/31/32	550,000	538,727
3.875%, 9/30/32	500,000	489,491
3.750%, 10/31/32	250,000	242,886
4.125%, 11/15/32	846,000	839,359
3.750%, 11/30/32	515,000	500,124
3.875%, 12/31/32	500,000	488,799
4.000%, 1/31/33	524,000	515,692
3.500%, 2/15/33	750,000	716,428
3.750%, 2/28/33	226,000	219,159
4.125%, 4/30/33	500,000	495,159
3.375%, 5/15/33	1,500,000	1,418,458
4.250%, 5/31/33	500,000	498,799
3.875%, 8/15/33	1,300,000	1,265,781
4.500%, 11/15/33	1,500,000	1,517,004
4.000%, 2/15/34	2,383,000	2,331,716
4.375%, 5/15/34	1,757,000	1,760,719
3.875%, 8/15/34	1,450,000	1,402,649
4.250%, 11/15/34	1,981,000	1,964,484
4.625%, 2/15/35	2,173,000	2,211,367
4.250%, 5/15/35	3,079,000	3,048,210
4.250%, 8/15/35	1,300,000	1,285,781

See Notes to Financial Statements.

1307

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Principal Amount		Value (Note 1)
4.000%, 11/15/35 (z)		$4,400,000	$4,263,875
4.125%, 2/15/36		2,275,000	2,223,813
4.375%, 5/15/36		577,000	575,017

Total U.S. Treasury Obligations			255,174,620

Total Long-Term Debt Securities (110.6%) (Cost $936,297,205)			874,270,610

SHORT-TERM INVESTMENTS:
Commercial Paper (0.1%)
National Bank of Kuwait
3.89%, 9/18/26 (n)(p)§		500,000	495,715

Foreign Government Treasury Bills (0.5%)
Federative Republic of Brazil
0.00%, 10/1/26 (p)	BRL	3,100,000	580,743
0.00%, 4/1/27 (p)		17,600,000	3,096,612

Total Foreign Government Treasury Bills			3,677,355

	Number of Shares		Value (Note 1)
Investment Companies (0.4%)
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)		480,180	480,180
JPMorgan Prime Money Market Fund, IM Shares 3.82% (7 day yield)		2,753,390	2,753,390
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)		55,642	55,642

Total Investment Companies			3,289,212

U.S. Government Agency Securities (0.0%)†
FHLB
3.69%, 9/16/26 (o)(p)		200,000	198,412

	Principal Amount		Value (Note 1)
U.S. Treasury Obligations (0.0%)†
U.S. Treasury Bills
3.63%, 9/17/26 (p)		$100,000	99,210

Total Short-Term Investments (1.0%) (Cost $7,784,416)			7,759,904

Total Investments Before Securities Sold Short (111.6%) (Cost $944,081,621)			882,030,514

SECURITIES SOLD SHORT:
Mortgage-Backed Securities (-0.2%)
FNMA/FHLMC UMBS, 15 Year, Single Family
1.500%, 7/25/41 TBA		(271,000)	(241,656)
2.000%, 7/25/41 TBA		(513,000)	(467,792)
2.500%, 7/25/41 TBA		(37,000)	(34,624)
3.000%, 7/25/41 TBA		(57,000)	(53,918)
3.500%, 7/25/41 TBA		(47,000)	(44,826)
FNMA/FHLMC UMBS, 30 Year, Single Family
4.500%, 7/25/56 TBA		(315,000)	(302,400)
GNMA
3.500%, 7/15/56 TBA		(26,000)	(23,378)

Total Securities Sold Short (-0.2%)
(Proceeds Received $1,165,455)			(1,168,594)

Total Investments after Securities Sold Short (111.4%) (Cost $942,916,166)			880,861,920
Other Assets Less Liabilities (-11.4%)			(90,282,897)

Net Assets (100%)			$790,579,023

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2026, the market value of these securities amounted to $152,276,015 or 19.3% of net assets.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $480,941.
(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2026. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2026.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2026.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the market value or fair value, as applicable, of these securities amounted to $13,767,587 or 1.7% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2026.
(p)	Yield to maturity.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2026.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2026.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $523,761. This was collateralized by cash of $535,822 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

1308

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Glossary:
ARM	— Adjustable Rate Mortgage
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CME	— Chicago Mercantile Exchange
CLO	— Collateralized Loan Obligation
DKK	— Denmark Krone
EUR	— European Currency Unit
EURIBOR	— Euro Interbank Offered Rate
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
IO	— Interest Only
JPY	— Japanese Yen
KRW	— Korean (South) Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
OAT	— Obligations Assimilables du Trésor
PEN	— Peruvian Sol
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Over Night Index Average
TBA	— To Be Announced; Security is subject to delayed delivery
TIPS	— Treasury Inflation Protected Security
TWD	— New Taiwan Dollar
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2026 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	28	9/2026	AUD	2,128,900	32,497
Canada 10 Year Bond	5	9/2026	CAD	426,970	4,123
Euro-BTP	8	9/2026	EUR	1,090,954	13,688
Euro-OAT	13	9/2026	EUR	1,782,159	5,638
Euro-Schatz	3	9/2026	EUR	363,210	928
Long Gilt	17	9/2026	GBP	2,011,654	37,252
Short-Term Euro-BTP	2	9/2026	EUR	244,631	931
U.S. Treasury 2 Year Note	40	9/2026	USD	8,245,312	1,373
U.S. Treasury 5 Year Note	104	9/2026	USD	11,132,875	21,670
U.S. Treasury 10 Year Note	74	9/2026	USD	8,131,906	43,136
U.S. Treasury 10 Year Ultra Note	45	9/2026	USD	5,061,094	25,378
U.S. Treasury Ultra Bond	20	9/2026	USD	2,323,125	38,263
3 Month SOFR	41	3/2027	USD	9,835,900	(95,919)
3 Month SONIA	6	6/2027	GBP	1,909,093	9,007
3 Month SOFR	10	3/2028	USD	2,402,750	(14,615)
3 Month SOFR	10	3/2029	USD	2,405,750	(6,113)

					117,237

Short Contracts
Euro-Bobl	(6)	9/2026	EUR	(790,999)	(2,673)
Euro-BTP	(11)	9/2026	EUR	(1,500,062)	(10,363)
Euro-Bund	(25)	9/2026	EUR	(3,637,467)	(38,678)
Euro-Buxl	(2)	9/2026	EUR	(254,160)	(4,756)
U.S. Treasury 2 Year Note	(14)	9/2026	USD	(2,885,859)	1,331
U.S. Treasury 10 Year Ultra Note	(95)	9/2026	USD	(10,684,531)	(89,300)
U.S. Treasury Long Bond	(60)	9/2026	USD	(6,810,000)	(130,111)

					(274,550)

					(157,313)

See Notes to Financial Statements.

1309

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2026 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	6,185,544	USD	1,149,414	Goldman Sachs Bank USA**	7/2/2026	48,801
BRL	7,000,000	USD	1,349,360	JPMorgan Chase Bank**	7/2/2026	6,624
CAD	820,959	USD	576,921	Goldman Sachs Bank USA	7/2/2026	1,932
DKK	289,958	USD	44,268	HSBC Bank plc	7/2/2026	57
EUR	5,939,557	USD	6,746,149	HSBC Bank plc	7/2/2026	40,389
USD	200,792	AUD	280,522	HSBC Bank plc	7/2/2026	6,573
USD	850,304	AUD	1,192,744	JPMorgan Chase Bank	7/2/2026	24,508
USD	2,000	BRL	10,194	Bank of America**	7/2/2026	25
USD	924,591	BRL	4,757,945	JPMorgan Chase Bank**	7/2/2026	2,919
USD	611,351	CAD	843,895	Barclays Bank plc	7/2/2026	16,326
USD	122,114	DKK	782,352	JPMorgan Chase Bank	7/2/2026	2,518
USD	6,927,024	EUR	5,939,557	Bank of America	7/2/2026	140,485
USD	3,575,322	GBP	2,664,325	JPMorgan Chase Bank	7/2/2026	41,228
USD	255,730	JPY	40,677,180	Bank of America	7/2/2026	5,555
USD	106,431	JPY	16,907,894	Goldman Sachs Bank USA	7/2/2026	2,443
USD	1,422,667	JPY	226,211,111	HSBC Bank plc	7/2/2026	31,412
USD	180,249	MYR	732,073	Barclays Bank plc**	7/15/2026	659
USD	461,789	BRL	2,357,069	Goldman Sachs Bank USA**	8/4/2026	8,918
USD	1,755,730	JPY	283,069,663	Barclays Bank plc	8/4/2026	9,975
USD	246,972	BRL	1,279,000	Bank of America**	9/2/2026	2,974
USD	51,579	BRL	265,493	Goldman Sachs Bank USA**	9/2/2026	930
USD	357,041	EUR	310,000	Deutsche Bank AG	9/16/2026	1,684
USD	7,948,935	EUR	6,820,000	HSBC Bank plc	9/16/2026	131,091
USD	179,867	GBP	134,000	Deutsche Bank AG	9/16/2026	2,123
USD	40,930	JPY	6,507,000	Barclays Bank plc	9/16/2026	659
USD	276,609	TWD	8,756,060	JPMorgan Chase Bank**	9/16/2026	502
USD	513,865	MXN	8,995,000	Bank of America	9/17/2026	2,820
USD	224,981	MXN	3,902,000	Barclays Bank plc	9/17/2026	3,291
USD	84,000	MXN	1,477,328	Goldman Sachs Bank USA	9/17/2026	66
USD	930,062	BRL	5,000,000	Goldman Sachs Bank USA**	4/2/2027	18,657
USD	903,541	BRL	4,900,000	JPMorgan Chase Bank**	4/2/2027	10,366

Total unrealized appreciation						566,510

BRL	4,600,000	USD	910,411	Goldman Sachs Bank USA**	7/2/2026	(19,335)
BRL	4,600,000	USD	903,650	JPMorgan Chase Bank**	7/2/2026	(12,574)
JPY	283,813,741	USD	1,755,730	Barclays Bank plc	7/2/2026	(10,204)
USD	197,000	BRL	1,027,723	Bank of America**	7/2/2026	(2,082)
USD	2,324,233	BRL	12,500,592	Goldman Sachs Bank USA**	7/2/2026	(97,284)
USD	757,909	BRL	4,100,000	JPMorgan Chase Bank**	7/2/2026	(36,310)
KRW	26,173,038	USD	17,187	Bank of America**	7/15/2026	(289)
KRW	450,483,095	USD	297,174	HSBC Bank plc**	7/15/2026	(6,341)
USD	1,015,917	AUD	1,473,266	HSBC Bank plc	8/4/2026	(3,445)
USD	576,921	CAD	819,792	Goldman Sachs Bank USA	8/4/2026	(2,009)
USD	16,126	CAD	22,865	HSBC Bank plc	8/4/2026	(21)
USD	92,589	DKK	605,851	HSBC Bank plc	8/4/2026	(196)
USD	26,735	DKK	175,139	JPMorgan Chase Bank	8/4/2026	(87)
USD	6,755,255	EUR	5,939,557	HSBC Bank plc	8/4/2026	(40,960)
USD	3,525,613	GBP	2,664,325	JPMorgan Chase Bank	8/4/2026	(8,404)
USD	783,517	EUR	686,000	Deutsche Bank AG	9/16/2026	(2,853)
MXN	15,828,312	USD	911,050	JPMorgan Chase Bank	9/17/2026	(11,774)
USD	158,055	MXN	2,783,000	Goldman Sachs Bank USA	9/17/2026	(59)
BRL	4,862,701	USD	924,591	JPMorgan Chase Bank**	10/2/2026	(3,337)
USD	91,491	BRL	500,000	Bank of America**	10/2/2026	(3,235)
USD	473,420	BRL	2,600,000	JPMorgan Chase Bank**	10/2/2026	(19,158)
USD	1,083,085	PEN	3,760,255	Deutsche Bank AG**	11/12/2026	(11,383)
USD	1,393,508	BRL	7,700,000	JPMorgan Chase Bank**	4/2/2027	(10,057)

Total unrealized depreciation						(301,397)

Net unrealized appreciation						265,113

See Notes to Financial Statements.

1310

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$65,714,367	$–	$65,714,367
Collateralized Mortgage Obligations	—	93,711,431	—	93,711,431
Commercial Mortgage-Backed Securities	—	53,242,359	—	53,242,359
Corporate Bonds
Communication Services	—	10,878,409	—	10,878,409
Consumer Discretionary	—	9,165,447	—	9,165,447
Consumer Staples	—	6,255,567	—	6,255,567
Energy	—	23,615,339	—	23,615,339
Financials	—	75,244,583	466,181	75,710,764
Health Care	—	11,840,367	—	11,840,367
Industrials	—	11,857,372	—	11,857,372
Information Technology	—	15,820,668	—	15,820,668
Materials	—	4,946,295	—	4,946,295
Real Estate	—	4,754,220	—	4,754,220
Utilities	—	26,292,790	—	26,292,790
Foreign Government Securities	—	20,802,100	—	20,802,100
Forward Currency Contracts	—	566,510	—	566,510
Futures	235,215	—	—	235,215
Loan Participations
Communication Services	—	199,982	—	199,982
Mortgage-Backed Securities	—	172,570,988	—	172,570,988
Municipal Bonds	—	2,442,536	—	2,442,536
Short-Term Investments
Commercial Paper	—	495,715	—	495,715
Foreign Government Treasury Bills	—	3,677,355	—	3,677,355
Investment Companies	3,289,212	—	—	3,289,212
U.S. Government Agency Securities	—	198,412	—	198,412
U.S. Treasury Obligations	—	99,210	—	99,210
Supranational	—	4,530,700	—	4,530,700
U.S. Government Agency Securities	—	4,744,289	—	4,744,289
U.S. Treasury Obligations	—	255,174,620	—	255,174,620

Total Assets	$3,524,427	$878,841,631	$466,181	$882,832,239

Liabilities:
Forward Currency Contracts	$—	$(301,397)	$—	$(301,397)
Futures	(392,528)	—	—	(392,528)
Mortgage-Backed Securities	$—	$(1,168,594)	$—	$(1,168,594)

Total Liabilities	$(392,528)	$(1,469,991)	$—	$(1,862,519)

Total	$3,131,899	$877,371,640	$466,181	$880,969,720

See Notes to Financial Statements.

1311

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2026:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$235,215	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	566,510

Total		$801,725

	Liability Derivatives
Interest rate contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(392,528	)*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(301,397)

Total		$(693,925)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased (1)	Options Written	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$145,761	$5,966	$(344,227)	$—	$(192,500)
Foreign exchange contracts	—	—	—	129,206	129,206

Total	$145,761	$5,966	$(344,227)	$129,206	$(63,294)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Written	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(3,247)	$(154,007)	$—	$(157,254)
Foreign exchange contracts	—	—	459,475	459,475

Total	$(3,247)	$(154,007)	$459,475	$302,221

(1)	Included in Realized gain (loss) on investment transactions in the Statement of Operations.

^ The Portfolio held forward foreign currency contracts, futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$78,524,000
Average notional value of contracts – short	22,945,000

Forward foreign currency exchange contracts
Average settlement value purchased – in USD	$10,143,000
Average settlement value sold – in USD	36,116,000

Options
Average value of option contracts written	$2,000

See Notes to Financial Statements.

1312

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2026:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$151,859	$(5,606)	$–	$146,253
Barclays Bank plc	30,910	(10,204)	–	20,706
Deutsche Bank AG	3,807	(3,807)	–	–
Goldman Sachs Bank USA	81,747	(81,747)	–	–
HSBC Bank plc	209,522	(50,963)	–	158,559
JPMorgan Chase Bank	88,665	(88,665)	–	–

Total	$566,510	$(240,992)	$–	$325,518

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$5,606	$(5,606)	$–	$–
Barclays Bank plc	10,204	(10,204)	–	–
Deutsche Bank AG	14,236	(3,807)	–	10,429
Goldman Sachs Bank USA	118,687	(81,747)	–	36,940
HSBC Bank plc	50,963	(50,963)	–	–
JPMorgan Chase Bank	101,701	(88,665)	–	13,036

Total	$301,397	$(240,992)	$–	$60,405

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Sale-Buyback Transactions (2)
BofA Securities, Inc.	3.92%	6/30/2026	7/1/2026	(2,167,056)	$(2,167,000)
BofA Securities, Inc.	3.92	6/30/2026	7/1/2026	(3,582,984)	(3,582,900)
BNP Paribas	3.92	7/1/2026	7/8/2026	(2,151,171)	(2,150,730)
BNP Paribas	3.92	7/1/2026	7/8/2026	(3,552,719)	(3,552,048)
BNP Paribas	3.92	7/1/2026	7/8/2026	(3,243,219)	(3,243,047)
BNP Paribas	3.92	7/1/2026	7/8/2026	(99,992)	(99,987)
Morgan Stanley	3.92	6/30/2026	7/1/2026	(3,259,969)	(3,259,953)
Morgan Stanley	3.92	6/30/2026	7/7/2026	(7,749,422)	(7,749,589)
Morgan Stanley	3.92	6/30/2026	7/7/2026	(1,400,328)	(1,400,259)

					$(27,205,513)

(1)	The average amount of borrowings while outstanding for 128 days during the six months ended June 30, 2026, was approximately $2,908,000 at a weighted average interest rate of 3.73%.
(2)	Payable for sale-buyback transactions includes $(1,346) of deferred price drop on sale-buyback transactions.

See Notes to Financial Statements.

1313

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	June 30, 2026
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$(11,452,678)	$—	$—	$(11,452,678)
U.S. Treasury Notes	—	(15,752,835)	—	—	$(15,752,835)

Total Borrowings	$—	$(27,205,513)	$—	$—	$(27,205,513)

Gross amount of recognized liabilities for sale-buybacks					$(27,205,513)

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of June 30, 2026:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
BNP Paribas	$(9,045,812)	$9,061,230	$—	$15,418
BofA Securities, Inc.	(5,749,900)	5,714,898	—	(35,002)
Morgan Stanley	(12,409,801)	12,391,861	—	(17,940)

	$(27,205,513)	$27,167,989	$—	$(37,524)

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$805,982,698
Long-term U.S. government debt securities	102,127,548

$908,110,246

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$859,181,082
Long-term U.S. government debt securities	59,092,360

$918,273,442

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,887,745
Aggregate gross unrealized depreciation	(74,828,434)

Net unrealized depreciation	$(68,940,689)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$949,910,409

See Notes to Financial Statements.

1314

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $944,081,621)	$882,030,514
Cash	9,346,956
Foreign cash (Cost $661,803)	660,145
Cash held as collateral at broker for futures	474,000
Receivable for forward settling transactions	58,377,911
Receivable for securities sold	12,527,575
Dividends, interest and other receivables	6,242,088
Unrealized appreciation on forward foreign currency contracts	566,510
Due from broker for futures variation margin	103,141
Receivable for Portfolio shares sold	25,351
Securities lending income receivable	322
Other assets	7,941

Total assets	970,362,454

LIABILITIES
Payable for forward settling transactions	143,086,989
Payable for sale-buyback financing transactions	27,205,513
Payable for securities purchased	5,751,894
Securities sold short (Proceeds received $1,165,455)	1,168,594
Payable for Portfolio shares repurchased	598,098
Payable for return of collateral on securities loaned	535,822
Payable for return of cash collateral on forward settling transactions	477,000
Unrealized depreciation on forward foreign currency contracts	301,397
Investment management fees payable	246,497
Administrative fees payable	80,971
Distribution fees payable - Class IB	42,955
Accrued expenses	287,701

Total liabilities	179,783,431

Commitments and contingent liabilities^
NET ASSETS	$790,579,023

Net assets were comprised of:
Paid in capital	$944,875,555
Total distributable earnings (loss)	(154,296,532)

Net assets	$790,579,023

Class IB
Net asset value, offering and redemption price per share, $209,502,855 / 24,140,012 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.68

Class K
Net asset value, offering and redemption price per share, $581,076,168 / 67,112,883 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.66

(x)	Includes value of securities on loan of $523,761.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest (net of $210 foreign withholding tax)	$17,771,815
Dividends	91,858
Securities lending (net)	5,333

Total income	17,869,006

EXPENSES
Investment management fees	2,147,185
Administrative fees	486,833
Distribution fees - Class IB	260,971
Custodian fees	142,874
Professional fees	70,162
Interest expense	53,423
Printing and mailing expenses	41,963
Trustees’ fees	12,318
Miscellaneous	87,168

Gross expenses	3,302,897
Less: Waiver from investment manager	(634,678)
Voluntary waiver from investment manager	(7,542)

Net expenses	2,660,677

NET INVESTMENT INCOME (LOSS)	15,208,329

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(2,283,859)
Futures contracts	(344,227)
Forward foreign currency contracts	129,206
Foreign currency transactions	(42,826)
Options written	5,966
Securities sold short	9,761

Net realized gain (loss)	(2,525,979)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(6,707,800)
Futures contracts	(154,007)
Forward foreign currency contracts	459,475
Foreign currency translations	(6,013)
Options written	(3,247)
Securities sold short	(1,983)

Net change in unrealized appreciation (depreciation)	(6,413,575)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(8,939,554)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,268,775

See Notes to Financial Statements.

1315

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,208,329	$30,469,114
Net realized gain (loss)	(2,525,979)	(4,708,948)
Net change in unrealized appreciation (depreciation)	(6,413,575)	31,129,981

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,268,775	56,890,147

Distributions to shareholders:
Class IB	(3,884,654)	(7,402,688)
Class K	(11,444,912)	(21,935,018)

Total distributions to shareholders	(15,329,566)	(29,337,706)

Tax return of capital:
Class IB	—	(93,643)
Class K	—	(277,476)

Total tax return of capital	—	(371,119)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,464,291 and 2,474,705 shares, respectively ]	12,766,983	21,448,722
Capital shares issued in reinvestment of dividends [ 445,028 and 862,670 shares, respectively ]	3,884,654	7,496,331
Capital shares repurchased [ (2,342,766) and (4,472,067) shares, respectively ]	(20,460,985)	(38,641,654)

Total Class IB transactions	(3,809,348)	(9,696,601)

Class K
Capital shares sold [ 3,475,671 and 5,711,926 shares, respectively ]	30,051,669	49,283,556
Capital shares issued in reinvestment of dividends [ 1,314,439 and 2,562,890 shares, respectively ]	11,444,912	22,212,494
Capital shares repurchased [ (4,679,316) and (13,151,335) shares, respectively ]	(40,850,053)	(113,445,756)

Total Class K transactions	646,528	(41,949,706)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,162,820)	(51,646,307)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,223,611)	(24,464,985)
NET ASSETS:
Beginning of period	802,802,634	827,267,619

End of period	$790,579,023	$802,802,634

See Notes to Financial Statements.

1316

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025		2024		2023		2022	2021
Net asset value, beginning of period	$8.78		$8.49		$8.63		$8.45		$9.92	$10.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.31		0.30		0.26		0.18	0.14
Net realized and unrealized gain (loss)	(0.26)		0.29		(0.14)		0.17		(1.44)	(0.29)

Total from investment operations	(0.10)		0.60		0.16		0.43		(1.26)	(0.15)

Less distributions:
Dividends from net investment income	—	#	(0.31)		(0.29)		(0.25)		(0.21)	(0.15)
Distributions from net realized gains	—		—		—		—		—	(0.01)
Tax return of capital	—		—	#	(0.01)		—		—	—

Total dividends and distributions	—		(0.31)		(0.30)		(0.25)		(0.21)	(0.16)

Net asset value, end of period	$8.68		$8.78		$8.49		$8.63		$8.45	$9.92

Total return (b)(y)	0.71%		7.11%		1.94%		5.15%		(12.77)%	(1.47)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$209,503		$215,795		$218,300		$188,460		$243,815	$300,420
Ratio of expenses to average net assets:
After waivers (a)(f)	0.86	%(i)	0.93	%(h)	0.93	%(h)	0.87	%(h)	0.85%	0.89%
Before waivers (a)(f)	1.03%		1.08	%(h)	1.09	%(h)	1.02	%(h)	0.98%	0.97%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	3.71%		3.61%		3.46%		3.06%		2.02%	1.38%
Before waivers (a)(g)	3.54%		3.45%		3.30%		2.91%		1.89%	1.30%
Portfolio turnover rate ^	105	%(z)	246%		281%		274%		251%	246%

Class K	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025		2024		2023		2022	2021
Net asset value, beginning of period	$8.76		$8.47		$8.61		$8.44		$9.90	$10.20

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17		0.33		0.32		0.28		0.20	0.16
Net realized and unrealized gain (loss)	(0.27)		0.29		(0.13)		0.16		(1.43)	(0.28)

Total from investment operations	(0.10)		0.62		0.19		0.44		(1.23)	(0.12)

Less distributions:
Dividends from net investment income	—	#	(0.33)		(0.32)		(0.27)		(0.23)	(0.17)
Distributions from net realized gains	—		—		—		—		—	(0.01)
Tax return of capital	—		—	#	(0.01)		—		—	—

Total dividends and distributions	—		(0.33)		(0.33)		(0.27)		(0.23)	(0.18)

Net asset value, end of period	$8.66		$8.76		$8.47		$8.61		$8.44	$9.90

Total return (b)(y)	0.84%		7.40%		2.20%		5.28%		(12.47)%	(1.15)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$581,076		$587,008		$608,967		$625,027		$610,149	$764,860
Ratio of expenses to average net assets:
After waivers (a)(f)	0.61	%(i)	0.68	%(h)	0.68	%(h)	0.62	%(h)	0.60%	0.64%
Before waivers (a)(f)	0.78%		0.83	%(h)	0.84	%(h)	0.77	%(h)	0.73%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	3.96%		3.86%		3.71%		3.34%		2.27%	1.63%
Before waivers (a)(g)	3.79%		3.70%		3.56%		3.18%		2.14%	1.55%
Portfolio turnover rate ^	105	%(z)	246%		281%		274%		251%	246%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of any underlying funds, if applicable.
(h)	Includes Interest Expense of 0.01%, 0.08%, 0.08% and 0.02% for the six months ended June 30, 2026 and for the years ended December 31, 2025, 2024, and 2023, respectively for each class.
(i)	Includes voluntary waiver from investment manager of less than 0.005%.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1317

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.0%)
Entertainment (1.3%)
Electronic Arts, Inc.	7,439	$1,525,293
NetEase, Inc.	97,500	2,509,605
Netflix, Inc.*	133,262	9,514,907
Playtika Holding Corp.	2,010	7,477
ROBLOX Corp., Class A*	142,568	7,752,848
Spotify Technology SA*	6,665	3,060,101
Take-Two Interactive Software, Inc.*	5,749	1,437,135
Universal Music Group NV	162,394	3,401,759
Warner Music Group Corp., Class A	46,717	1,264,629

		30,473,754

Interactive Media & Services (8.7%)
Alphabet, Inc., Class A	333,036	119,017,075
Alphabet, Inc., Class C	73,801	26,076,107
Autohome, Inc., Class A (x)	302,548	1,331,016
Autohome, Inc. (ADR) (x)	55,628	1,058,601
Autotrader Group plc (m)	144,779	958,882
Baidu, Inc., Class A*	130,750	1,861,876
Cargurus, Inc., Class A*	2,509	85,532
Grindr, Inc. (x)*	1,409	20,247
LY Corp.	616,100	1,648,045
Match Group, Inc.	7,704	293,137
Meta Platforms, Inc., Class A	103,315	58,196,306
People, Inc.*	2,062	95,182
Pinterest, Inc., Class A*	15,911	334,608
Reddit, Inc., Class A*	4,314	748,824
RUM Group, Inc. (x)*	3,717	23,566
Snap, Inc., Class A*	35,681	158,424
Tencent Holdings Ltd.	24,700	1,361,198
TripAdvisor, Inc.*	3,843	52,688
Trump Media & Technology Group Corp. (x)*	5,305	41,061
Trustpilot Group plc (m)*	504,359	1,738,087
Yelp, Inc., Class A*	1,725	42,297
Ziff Davis, Inc.*	1,217	63,734
ZoomInfo Technologies, Inc., Class A*	8,566	25,098

		215,231,591

Media (0.0%)†
WPP plc	174,153	541,325

Total Communication Services		246,246,670

Consumer Discretionary (2.5%)
Broadline Retail (1.8%)
Alibaba Group Holding Ltd.	392,484	4,688,975
Amazon.com, Inc.*	136,517	32,537,462
MercadoLibre, Inc.*	1,817	3,084,158
PDD Holdings, Inc. (ADR)*	19,512	1,488,375
Vipshop Holdings Ltd. (ADR)	235,768	3,126,284

		44,925,254

Diversified Consumer Services (0.1%)
Duolingo, Inc., Class A*	9,926	1,141,689

Hotels, Restaurants & Leisure (0.5%)
Airbnb, Inc., Class A*	30,417	4,352,673
Amadeus IT Group SA (x)	58,910	3,383,253
HBX Group International plc (x)	84,700	656,648
Navan, Inc., Class A (x)*	13,900	317,893
Trainline plc (m)*	293,278	793,872
Trip.com Group Ltd.*	44,024	1,748,485

		11,252,824

Household Durables (0.1%)
Haier Smart Home Co. Ltd., Class H	282,600	723,113
SharkNinja, Inc.*	16,008	2,437,538

		3,160,651

Total Consumer Discretionary		60,480,418

Energy (0.1%)
Energy Equipment & Services (0.1%)
TGS ASA	86,164	1,117,813

Total Energy		1,117,813

Financials (1.2%)
Financial Services (1.2%)
Adyen NV (m)*	8,803	8,221,106
Block, Inc., Class A*	66,866	5,081,816
Fidelity National Information Services, Inc.	55,088	2,141,821
Fiserv, Inc.*	35,412	1,736,959
Mastercard, Inc., Class A	8,477	4,353,787
Visa, Inc., Class A	19,071	6,543,069
Wise Group plc, Class A*	138,246	1,658,927
Worldline SA (m)(x)*	45,314	532,906

Total Financials		30,270,391

Industrials (0.6%)
Electrical Equipment (0.2%)
Acuity, Inc.	7,351	2,768,827
Ushio, Inc.	32,500	908,361

		3,677,188

Ground Transportation (0.0%)†
Full Truck Alliance Co. Ltd. (ADR)	69,137	561,393

Industrial Conglomerates (0.1%)
Samsung C&T Corp.	8,416	2,574,933

Machinery (0.2%)
Nabtesco Corp. (x)	27,800	894,539
Techtronic Industries Co. Ltd.	172,000	2,871,476
THK Co. Ltd. (x)	34,400	1,573,567

		5,339,582

Professional Services (0.1%)
Concentrix Corp. (x)	24,550	550,043
Genpact Ltd.	29,156	801,790
Teleperformance SE (x)	44,113	2,318,355

		3,670,188

Total Industrials		15,823,284

Information Technology (64.0%)
Communications Equipment (2.5%)
ADTRAN Holdings, Inc.*	2,461	34,208
Applied Optoelectronics, Inc.*	2,491	369,067
Arista Networks, Inc.*	123,642	21,004,303
BK Technologies Corp.*	124	10,662
Calix, Inc.*	1,917	71,542

See Notes to Financial Statements.

1318

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Ciena Corp.*	4,670	$2,290,915
Cisco Systems, Inc.	130,458	15,323,597
Clearfield, Inc.*	373	14,842
Digi International, Inc.*	1,245	93,313
Extreme Networks, Inc.*	4,319	139,806
F5, Inc.*	1,863	774,933
Harmonic, Inc.*	3,583	58,510
Lantronix, Inc.*	1,118	6,574
Lumentum Holdings, Inc.*	2,570	2,205,214
Motorola Solutions, Inc.	17,707	7,353,540
NETGEAR, Inc.*	886	20,688
NetScout Systems, Inc.*	2,243	97,683
Ondas, Inc. (x)*	16,374	134,922
Ribbon Communications, Inc.*	3,025	7,078
Viasat, Inc.*	4,486	402,888
Viavi Solutions, Inc.*	7,726	368,916
Vistance Networks, Inc.	7,450	95,211

		60,605,496

Electronic Equipment, Instruments & Components (3.0%)
Advanced Energy Industries, Inc.	1,256	468,325
Aeva Technologies, Inc.*	958	27,514
Amphenol Corp., Class A	124,717	21,990,101
Arlo Technologies, Inc.*	3,587	48,353
Arrow Electronics, Inc.*	14,164	3,022,739
Avnet, Inc.	2,709	240,613
Badger Meter, Inc. (x)	964	143,038
Bel Fuse, Inc., Class A	52	15,144
Bel Fuse, Inc., Class B	400	133,216
Belden, Inc.	1,286	154,204
Benchmark Electronics, Inc.	1,185	116,924
CDW Corp.	23,226	3,266,505
Celestica, Inc.*	3,797	1,385,146
Cognex Corp.	5,497	398,093
Coherent Corp.*	6,462	2,549,065
Corning, Inc.	25,867	6,607,208
Crane NXT Co.	1,634	83,595
CTS Corp.	944	61,539
ePlus, Inc.	864	71,911
Fabrinet*	1,183	664,941
Flex Ltd.*	89,034	14,429,740
Hon Hai Precision Industry Co. Ltd.	658,000	5,274,822
Insight Enterprises, Inc.*	998	121,556
IPG Photonics Corp.*	841	98,666
Itron, Inc.*	1,464	126,680
Jabil, Inc.	3,485	1,343,398
Keysight Technologies, Inc.*	5,664	1,982,797
Knowles Corp.*	2,826	117,223
Lightwave Logic, Inc.*	4,974	47,054
Littelfuse, Inc.	835	380,201
Mirion Technologies, Inc., Class A*	8,081	144,892
Murata Manufacturing Co. Ltd.	16,000	1,153,144
Napco Security Technologies, Inc.	1,180	44,816
nLight, Inc.*	1,863	129,702
Novanta, Inc.*	1,176	190,794
OSI Systems, Inc.*	512	111,974
Ouster, Inc.*	2,103	131,480
PC Connection, Inc.	375	27,371
Plexus Corp.*	884	265,792
Ralliant Corp.	3,697	272,210
Rogers Corp.*	548	89,724
Sanmina Corp.*	1,770	447,952
TD SYNNEX Corp.	2,469	660,063
TE Connectivity plc	9,641	1,943,722
Teledyne Technologies, Inc.*	1,530	1,020,357
TTM Technologies, Inc.*	3,430	641,479
Vishay Intertechnology, Inc.	4,103	220,659
Vishay Precision Group, Inc.*	406	60,863
Vontier Corp.	4,650	134,850
Zebra Technologies Corp., Class A*	1,573	414,108

		73,476,263

IT Services (2.5%)
Accenture plc, Class A	67,387	8,385,638
Akamai Technologies, Inc.*	4,802	567,644
Applied Digital Corp.*	8,400	313,320
BigBear.ai Holdings, Inc. (x)*	15,820	58,059
Capgemini SE	24,889	2,503,195
CGI, Inc.	6,187	399,495
Cloudflare, Inc., Class A*	10,553	2,588,440
Cognizant Technology Solutions Corp., Class A	56,457	2,186,580
CoreWeave, Inc., Class A*	8,722	868,188
DigitalOcean Holdings, Inc.*	2,689	422,254
DXC Technology Co.*	5,399	47,781
EPAM Systems, Inc.*	11,748	932,204
Everforth, Inc.*	1,354	24,196
Fastly, Inc., Class A*	4,859	89,211
Gartner, Inc.*	2,211	286,590
GoDaddy, Inc., Class A*	4,373	371,180
International Business Machines Corp.	31,043	8,729,602
Kyndryl Holdings, Inc.*	7,446	84,214
MongoDB, Inc.*	17,411	5,848,355
Okta, Inc.*	5,537	755,524
Samsung SDS Co. Ltd.	2,773	344,118
Shopify, Inc., Class A*	114,678	13,093,934
Snowflake, Inc., Class A*	43,840	11,157,280
Twilio, Inc., Class A*	5,013	1,034,332
VeriSign, Inc.	2,705	680,470

		61,771,804

Semiconductors & Semiconductor Equipment (33.1%)
ACM Research, Inc., Class A*	1,885	239,188
Advanced Micro Devices, Inc.*	127,323	73,963,204
Advanced Micro-Fabrication Equipment, Inc. China, Class A	175,367	12,298,767
Aehr Test Systems*	977	93,851
Allegro MicroSystems, Inc.*	4,100	285,442
Ambarella, Inc. (x)*	1,374	117,889
Ambiq Micro, Inc.*	233	20,574
Amkor Technology, Inc.	3,766	324,742
Analog Devices, Inc.	30,522	12,122,423
Applied Materials, Inc.	26,212	18,951,276
ASM International NV	4,598	5,263,350
ASML Holding NV	15,150	30,046,115
ASML Holding NV (Registered) (ADR)	8,887	17,680,153
ASMPT Ltd.	397,700	12,271,600
Astera Labs, Inc.*	4,416	2,133,016
Axcelis Technologies, Inc.*	1,015	192,292
AXT, Inc.*	1,976	142,430
BE Semiconductor Industries NV	19,097	6,270,759
Broadcom, Inc.	326,755	123,431,701

See Notes to Financial Statements.

1319

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Cerebras Systems, Inc., Class A (x)*	1,139	$251,719
Cirrus Logic, Inc.*	1,685	250,273
Cohu, Inc.*	1,558	115,152
Credo Technology Group Holding Ltd.*	52,807	14,360,864
Diodes, Inc.*	1,517	166,020
Enphase Energy, Inc.*	4,353	214,342
Entegris, Inc.	5,037	905,955
First Solar, Inc.*	3,549	837,422
FormFactor, Inc.*	2,575	411,820
Ichor Holdings Ltd.*	1,148	128,897
Impinj, Inc.*	895	128,191
Intel Corp.*	183,610	25,637,464
KLA Corp.	131,206	39,586,162
Kulicke & Soffa Industries, Inc.	1,732	231,672
Lam Research Corp.	41,304	17,898,262
Lattice Semiconductor Corp.*	4,525	692,144
MACOM Technology Solutions Holdings, Inc.*	2,167	824,262
Marvell Technology, Inc.	28,918	8,614,383
MaxLinear, Inc., Class A*	2,780	355,923
Microchip Technology, Inc.	137,083	12,501,970
Micron Technology, Inc.	34,847	40,223,544
MKS, Inc.	2,231	992,349
Navitas Semiconductor Corp., Class A*	6,638	118,953
NVIDIA Corp.	643,015	128,660,871
NXP Semiconductors NV	8,339	2,343,509
ON Semiconductor Corp.*	12,944	1,223,726
Onto Innovation, Inc.*	1,643	621,793
PDF Solutions, Inc.*	1,245	88,134
Penguin Solutions, Inc.*	1,525	115,915
Photronics, Inc.*	1,948	63,368
Power Integrations, Inc.	1,840	154,118
Qnity Electronics, Inc.	6,914	1,129,125
Qorvo, Inc.*	55,794	5,203,906
QUALCOMM, Inc.	34,812	6,432,910
Rambus, Inc.*	3,572	474,147
Renesas Electronics Corp.	196,400	5,932,837
Rigetti Computing, Inc. (x)*	10,979	212,114
Semtech Corp.*	3,075	497,689
SG Micro Corp., Class H*	6,900	106,806
Silergy Corp.	321,000	6,165,361
Silicon Laboratories, Inc.*	1,089	238,012
SiTime Corp.*	732	545,750
SK hynix, Inc.	17,081	30,136,271
Skyworks Solutions, Inc. (x)	78,893	5,348,945
SolarEdge Technologies, Inc. (x)*	2,009	117,406
SUMCO Corp.(x)	157,000	3,978,861
Synaptics, Inc.*	1,276	158,518
T1 Energy, Inc.*	6,918	65,583
Taiwan Semiconductor Manufacturing Co. Ltd.	972,120	74,647,778
Teradyne, Inc.	5,170	2,501,453
Texas Instruments, Inc.	171,414	51,093,371
Ultra Clean Holdings, Inc.*	1,481	211,176
Ulvac, Inc. (x)	61,400	3,975,282
Universal Display Corp. (x)	1,436	124,343
Veeco Instruments, Inc.*	2,016	152,813
Wolfspeed, Inc. (x)*	1,006	48,540

		817,683,200

Software (13.6%)
A10 Networks, Inc.	2,378	88,842
ACI Worldwide, Inc.*	3,358	168,874
Adeia, Inc.	3,643	119,964
Adobe, Inc.*	33,206	6,807,894
Agilysys, Inc.*	843	88,094
Alarm.com Holdings, Inc.*	1,634	76,340
Alkami Technology, Inc. (x)*	2,651	48,036
Appfolio, Inc., Class A*	794	127,318
Appian Corp., Class A*	1,314	30,091
AppLovin Corp., Class A*	10,100	5,203,823
Arteris, Inc.*	1,098	53,352
Asana, Inc., Class A*	3,215	22,505
Atlassian Corp., Class A*	5,272	410,109
Aurora Innovation, Inc., Class A*	41,514	283,125
Autodesk, Inc.*	33,027	6,421,109
AvePoint, Inc.*	4,552	51,028
Bentley Systems, Inc., Class B	4,923	147,148
BILL Holdings, Inc.*	2,928	105,876
BitMine Immersion Technologies, Inc.	18,813	250,401
Blackbaud, Inc.*	1,166	34,537
BlackBerry Ltd.*	17,851	225,815
BlackLine, Inc.*	1,627	45,670
Box, Inc., Class A*	4,573	121,367
Braze, Inc., Class A*	3,260	70,709
C3.ai, Inc., Class A*	4,262	38,742
Cadence Design Systems, Inc.*	9,110	3,419,165
Cipher Digital, Inc.*	9,998	244,951
Circle Internet Group, Inc., Class A*	1,898	118,872
Cleanspark, Inc.*	8,475	123,311
Clear Secure, Inc., Class A	3,024	168,528
Commvault Systems, Inc.*	1,362	193,036
Core Scientific, Inc.*	10,499	268,669
Crowdstrike Holdings, Inc., Class A*	16,320	12,454,445
Dassault Systemes SE	88,341	1,799,288
Datadog, Inc., Class A*	38,363	9,988,191
Descartes Systems Group, Inc. (The)*	2,841	196,711
Docusign, Inc.*	6,417	285,043
Dolby Laboratories, Inc., Class A	1,993	104,792
Dropbox, Inc., Class A*	4,947	135,894
D-Wave Quantum, Inc. (x)*	12,113	290,591
Dynatrace, Inc.*	57,508	2,525,176
Elastic NV*	53,963	3,076,970
Fair Isaac Corp.*	766	915,201
Five9, Inc.*	2,529	53,918
Fortinet, Inc.*	20,568	3,159,656
Freshworks, Inc., Class A*	7,001	70,850
Gen Digital, Inc.	18,204	453,098
Gitlab, Inc., Class A*	4,784	146,056
Glodon Co. Ltd., Class A	567,000	685,081
Guidewire Software, Inc.*	2,796	344,048
HubSpot, Inc.*	1,692	308,807
Hut 8 Corp.*	3,310	382,123
Intapp, Inc.*	1,756	44,269
InterDigital, Inc. (x)	854	241,793
Intuit, Inc.	39,676	10,355,436
Kingdee International Software Group Co. Ltd.*	832,000	631,945
Klaviyo, Inc., Class A*	4,654	70,275

See Notes to Financial Statements.

1320

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

	Number of Shares	Value (Note 1)
Life360, Inc. (x)*	2,676	$148,143
Lightspeed Commerce, Inc.*	4,158	43,617
LiveRamp Holdings, Inc.*	2,085	78,479
Manhattan Associates, Inc.*	1,954	272,095
MARA Holdings, Inc. (x)*	12,593	174,917
Microsoft Corp.	305,551	113,976,634
nCino, Inc.*	3,270	53,465
NCR Voyix Corp.*	4,552	37,190
NextNav, Inc.*	2,974	53,026
Nice Ltd. (ADR) (x)*	36,428	3,309,484
Nutanix, Inc., Class A*	84,836	4,323,243
Open Text Corp.	8,000	177,200
Oracle Corp.	180,245	26,414,905
PagerDuty, Inc.*	2,532	24,434
Palantir Technologies, Inc., Class A*	139,249	16,246,181
Palo Alto Networks, Inc.*	58,964	20,107,903
Pegasystems, Inc.	2,981	89,341
Procore Technologies, Inc.*	44,135	1,792,764
Progress Software Corp.*	1,390	46,676
PTC, Inc.*	3,815	433,422
Q2 Holdings, Inc.*	2,068	99,471
Qualys, Inc.*	1,163	159,901
RingCentral, Inc., Class A	2,447	95,384
Riot Platforms, Inc.*	10,654	291,707
Roper Technologies, Inc.	3,333	1,127,854
Rubrik, Inc., Class A*	5,315	426,688
Sage Group plc (The)	224,834	2,434,899
Salesforce, Inc.	80,552	12,619,276
Samsara, Inc., Class A*	158,401	5,136,944
SAP SE	53,544	8,199,873
SentinelOne, Inc., Class A*	11,031	187,196
ServiceNow, Inc.*	34,062	3,381,675
SoundHound AI, Inc., Class A (x)*	13,219	85,527
Sprinklr, Inc., Class A*	3,729	19,242
SPS Commerce, Inc.*	1,213	69,347
Strategy, Inc.*	10,926	949,797
Synopsys, Inc.*	48, 760	21,750,373
Temenos AG (Registered)	24,087	1,970,738
Tenable Holdings, Inc.*	3,642	134,317
Teradata Corp.*	3,108	107,692
Terawulf, Inc. (x)*	13,257	327,448
Trimble, Inc.*	44,981	2,302,128
Tyler Technologies, Inc.*	1,393	407,397
UiPath, Inc., Class A (x)*	14,106	153,332
Unity Software, Inc.*	11,534	329,642
Varonis Systems, Inc.*	3,792	159,112
Vertex, Inc., Class A*	2,441	28,023
Workday, Inc., Class A*	53,091	6,499,400
Workiva, Inc., Class A*	1,736	84,213
Zeta Global Holdings Corp., Class A*	6,781	133,450
Zoom Communications, Inc., Class A*	46,542	4,017,040
Zscaler, Inc.*	3,399	479,769

		336,497,137

Technology Hardware, Storage & Peripherals (9.3%)
Apple, Inc.	433,120	125,327,603
Dell Technologies, Inc., Class C	9,554	4,122,169
Diebold Nixdorf, Inc.*	1,144	97,263
Everpure, Inc., Class A*	10,422	821,149
GPGI, Inc., Class A (x)	5,936	94,086
Hewlett Packard Enterprise Co.	43,825	1,976,946
HP, Inc.	30,206	662,720
IonQ, Inc. (x)*	12,328	656,589
NetApp, Inc.	6,517	1,008,571
Quantum Computing, Inc. (x)*	6,332	61,420
Samsung Electronics Co. Ltd. (Preference) (q)	106,220	14,872,913
Sandisk Corp.*	18,972	43,137,206
Seagate Technology Holdings plc	28,571	27,571,015
Super Micro Computer, Inc.*	16,686	489,400
Western Digital Corp.	11,384	7,271,188

		228,170,238

Total Information Technology		1,578,204,138

Materials (0.2%)
Chemicals (0.2%)
Shin-Etsu Chemical Co. Ltd.	127,800	5,573,047

Total Materials		5,573,047

Real Estate (0.2%)
Real Estate Management & Development (0.1%)
KE Holdings, Inc., Class A	636,497	3,067,174
KE Holdings, Inc. (ADR)	12,955	188,236

		3,255,410

Specialized REITs (0.1%)
Crown Castle, Inc. (REIT)	32,171	2,436,310

Total Real Estate		5,691,720

Total Common Stocks (78.8%) (Cost $1,079,151,169)		1,943,407,481

EXCHANGE TRADED FUNDS (ETF):
Equity (20.6%)
iShares Expanded Tech Sector ETF‡	1,056,455	172,814,909
State Street Technology Select Sector SPDR ETF (x)	884,200	168,457,784
Vanguard Information Technology ETF (x)	1,405,700	168,009,264

Total Exchange Traded Funds (20.6%) (Cost $29,791,112)		509,281,957

SHORT-TERM INVESTMENTS:
Investment Companies (1.8%)
Invesco Government & Agency Portfolio, Institutional Shares 3.57% (7 day yield) (xx)	42,908,626	42,908,626
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.55% (7 day yield) (xx)	300,000	300,000

Total Investment Companies		43,208,626

Total Short-Term Investments (1.8%) (Cost $43,208,626)		43,208,626

Total Investments in Securities (101.2%) (Cost $1,152,150,907)		2,495,898,064
Other Assets Less Liabilities (-1.2%)		(28,853,329)

Net Assets (100%)		$2,467,044,735

See Notes to Financial Statements.

1321

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2026, the market value or fair value, as applicable, of these securities amounted to $12,244,853 or 0.5% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2026.
(xx)

At June 30, 2026, the Portfolio had loaned securities with a total value of $47,852,881. This was collateralized by $5,784,021 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/9/26 – 5/15/56 and by cash of $43,237,837 of which $43,208,626 was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2026, were as follows:

Security Description	Shares at June 30, 2026	Market Value December 31, 2025 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2026 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Expanded Tech Sector ETF	1,056,455	218,882,544	63,301,446	(146,343,333)	69,248,581	(32,274,329)	172,814,909	120,246	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2026:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$230,894,877	$15,351,793	$—	$246,246,670
Consumer Discretionary	48,486,072	11,994,346	—	60,480,418
Energy	—	1,117,813	—	1,117,813
Financials	19,857,452	10,412,939	—	30,270,391
Industrials	4,682,053	11,141,231	—	15,823,284
Information Technology	1,337,513,251	240,690,887	—	1,578,204,138
Materials	—	5,573,047	—	5,573,047
Real Estate	2,624,546	3,067,174	—	5,691,720
Exchange Traded Funds	509,281,957	—	—	509,281,957
Short-Term Investments
Investment Companies	43,208,626	—	—	43,208,626

Total Assets	$2,196,548,834	$299,349,230	$—	$2,495,898,064

Total Liabilities	$—	$—	$—	$—

Total	$2,196,548,834	$299,349,230	$—	$2,495,898,064

See Notes to Financial Statements.

1322

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2026 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2026:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$3,488	$3,488

Total	$3,488	$3,488

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value sold — in USD	$902,000

Investment security transactions for the six months ended June 30, 2026 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$763,067,032
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$914,114,268

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,406,063,057
Aggregate gross unrealized depreciation	(78,624,680)

Net unrealized appreciation	$1,327,438,377

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,168,459,687

For the period ended June 30, 2026, the Portfolio incurred approximately $588 as brokerage commissions with Bernstein Institutional Services, LLC, and $343 as brokerage commissions with National Financial Services, LLC, affiliated broker/dealers.

See Notes to Financial Statements.

1323

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MULTIMANAGER TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $12,184,704)	$172,814,909
Unaffiliated Issuers (Cost $1,139,966,203)	2,323,083,155
Cash	14,877,276
Foreign cash (Cost $1,879)	1,928
Receivable for securities sold	4,842,767
Receivable for Portfolio shares sold	811,234
Dividends, interest and other receivables	693,108
Securities lending income receivable	14,738
Other assets	22,870

Total assets	2,517,161,985

LIABILITIES
Payable for return of collateral on securities loaned	43,208,626
Payable for securities purchased	2,869,408
Payable for Portfolio shares repurchased	1,552,801
Investment management fees payable	1,505,826
Distribution fees payable – Class IB	494,595
Administrative fees payable	250,967
Accrued expenses	235,027

Total liabilities	50,117,250

Commitments and contingent liabilities^
NET ASSETS	$2,467,044,735

Net assets were comprised of:
Paid in capital	$716,577,709
Total distributable earnings (loss)	1,750,467,026

Net assets	$2,467,044,735

Class IB
Net asset value, offering and redemption price per share, $2,426,724,211 / 47,427,127 shares outstanding (unlimited amount authorized: $0.01 par value)	$51.17

Class K
Net asset value, offering and redemption price per share, $40,320,524 / 684,760 shares outstanding (unlimited amount authorized: $0.01 par value)	$58.88

(x)	Includes value of securities on loan of $47,852,881.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends ($120,246 of dividend income received from affiliates) (net of $267,089 foreign withholding tax)	$6,579,951
Interest	271,187
Securities lending (net)	72,974

Total income	6,924,112

EXPENSES
Investment management fees	9,781,301
Distribution fees – Class IB	2,645,035
Administrative fees	1,339,294
Custodian fees	150,599
Printing and mailing expenses	149,246
Professional fees	112,390
Trustees’ fees	32,651
Miscellaneous	23,448

Gross expenses	14,233,964
Less: Waiver from investment manager	(1,681,197)

Net expenses	12,552,767

NET INVESTMENT INCOME (LOSS)	(5,628,655)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($69,248,581 realized gain (loss) from affiliates)	369,439,800
Forward foreign currency contracts	3,488
Foreign currency transactions	(73,412)

Net realized gain (loss)	369,369,876

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(32,274,329) of change in unrealized appreciation (depreciation) from affiliates)	132,950,534
Foreign currency translations	2,180

Net change in unrealized appreciation (depreciation)	132,952,714

NET REALIZED AND UNREALIZED GAIN (LOSS)	502,322,590

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$496,693,935

See Notes to Financial Statements.

1324

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MULTIMANAGER TECHNOLOGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(5,628,655)	$(9,654,949)
Net realized gain (loss)	369,369,876	263,637,706
Net change in unrealized appreciation (depreciation)	132,952,714	194,455,019

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	496,693,935	448,437,776

Distributions to shareholders:
Class IB	—	(225,741,159)
Class K	—	(3,233,082)

Total distributions to shareholders	—	(228,974,241)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,519,727 and 4,414,864 shares, respectively ]	110,034,444	173,404,554
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,462,486 shares, respectively ]	—	225,741,159
Capital shares repurchased [ (5,710,052) and (9,375,005) shares, respectively ]	(247,766,228)	(367,070,013)

Total Class IB transactions	(137,731,784)	32,075,700

Class K
Capital shares sold [ 183,609 and 376,200 shares, respectively ]	9,569,472	16,870,724
Capital shares issued in reinvestment of dividends and distributions [ 0 and 68,206 shares, respectively ]	—	3,233,082
Capital shares repurchased [ (207,124) and (456,699) shares, respectively ]	(10,717,860)	(20,611,148)

Total Class K transactions	(1,148,388)	(507,342)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(138,880,172)	31,568,358

TOTAL INCREASE (DECREASE) IN NET ASSETS	357,813,763	251,031,893
NET ASSETS:
Beginning of period	2,109,230,972	1,858,199,079

End of period	$2,467,044,735	$2,109,230,972

See Notes to Financial Statements.

1325

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
Class IB			2025		2024		2023	2022		2021
Net asset value, beginning of period	$41.01		$36.49		$32.57		$22.83	$40.59		$38.35

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.11)		(0.20)		(0.16)		(0.09)	(0.16)		(0.30)
Net realized and unrealized gain (loss)	10.27		9.61		8.77		11.37	(14.80)		8.16

Total from investment operations	10.16		9.41		8.61		11.28	(14.96)		7.86

Less distributions:
Distributions from net realized gains	—		(4.89)		(4.69)		(1.54)	(2.80)		(5.62)

Net asset value, end of period	$51.17		$41.01		$36.49		$32.57	$22.83		$40.59

Total return (b)(y)	24.77%		25.87%		26.13%		49.53%	(37.29)%		20.81%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,426,724		$2,075,846		$1,828,476		$1,579,236	$1,111,836		$1,890,978
Ratio of expenses to average net assets:
After waivers (a)(f)	1.17%		1.17	%(i)	1.18	%(i)	1.18%	1.18%		1.18%
Before waivers (a)(f)	1.33%		1.32%		1.33%		1.34%	1.33%		1.31%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	(0.53)%		(0.51)%		(0.43)%		(0.30)%	(0.54)%		(0.72)%
Before waivers (a)(g)	(0.68)%		(0.66)%		(0.58)%		(0.46)%	(0.69)%		(0.84)%
Portfolio turnover rate^	35	%(z)	40%		36%		56%	67	%(h)	47%

Class K	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025		2024		2023	2022		2021
Net asset value, beginning of period	$47.14		$41.25		$36.26		$25.24	$44.32		$41.33

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.07)		(0.12)		(0.07)		(0.01)	(0.09)		(0.21)
Net realized and unrealized gain (loss)	11.81		10.90		9.75		12.58	(16.19)		8.82

Total from investment operations	11.74		10.78		9.68		12.57	(16.28)		8.61

Less distributions:
Dividends from net investment income	—		—		—		(0.01)	—		—
Distributions from net realized gains	—		(4.89)		(4.69)		(1.54)	(2.80)		(5.62)

Total dividends and distributions	—		(4.89)		(4.69)		(1.55)	(2.80)		(5.62)

Net asset value, end of period	$58.88		$47.14		$41.25		$36.26	$25.24		$44.32

Total return (b)(y)	24.90%		26.21%		26.42%		49.90%	(37.13)%		21.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$40,321		$33,385		$29,723		$26,270	$17,834		$30,726
Ratio of expenses to average net assets:
After waivers (a)(f)	0.92%		0.92	%(i)	0.93	%(i)	0.93%	0.93%		0.93%
Before waivers (a)(f)	1.08%		1.07%		1.08%		1.09%	1.08%		1.06%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(g)	(0.28)%		(0.26)%		(0.18)%		(0.05)%	(0.29)%		(0.47)%
Before waivers (a)(g)	(0.43)%		(0.42)%		(0.33)%		(0.21)%	(0.44)%		(0.59)%
Portfolio turnover rate^	35	%(z)	40%		36%		56%	67	%(h)	47%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Income and expenses do not include the income and expenses of the underlying funds, if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser.
(i)	Includes voluntary waiver from investment manager of 0.05% and 0.04% for years ended December 31, 2025 and 2024, respectively.
(y)	The performance results do not reflect any contract-related fees and expenses, which would reduce the performance results.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Unaudited)

Note 1	Organization and Significant Accounting Policies

EQ Advisors Trust (the “Trust”) was organized as a Delaware statutory trust on October 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2026, the Trust offered one hundred nine portfolios (each a “Portfolio”). The investment adviser to each Portfolio is Equitable Investment Management Group, LLC (“EIM” or the “Adviser”), a wholly-owned subsidiary of Equitable Financial Life Insurance Company (“Equitable Financial”).

The Adviser and, as applicable, each of the investment sub-advisers (each, a “Sub-Adviser”), subject to the supervision of the Adviser, independently chooses and maintains a portfolio of securities for the Portfolio(s).

Each of the following Portfolios is a type of mutual fund often described as a “fund-of-funds”:

•

EQ/All Asset Growth Allocation Portfolio pursues its investment objective by investing exclusively in other affiliated mutual funds managed by EIM or an affiliate and unaffiliated exchange-traded funds (“ETFs”).

•

Each of the EQ/Conservative Allocation Portfolio, EQ/Conservative-Plus Allocation Portfolio, EQ/Moderate Allocation Portfolio, EQ/Moderate-Plus Allocation Portfolio and EQ/Aggressive Allocation Portfolio (each, an “EQ Allocation Portfolio” and together, the “EQ Allocation Portfolios”), the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio and Target 2055 Allocation Portfolio (each, a “Target Allocation Portfolio” and together, the “Target Allocation Portfolios”), and the EQ/Ultra Conservative Strategy Portfolio, EQ/Conservative Strategy Portfolio, EQ/Conservative Growth Strategy Portfolio, EQ/Balanced Strategy Portfolio, EQ/Moderate Growth Strategy Portfolio, EQ/Growth Strategy Portfolio and EQ/Aggressive Growth Strategy Portfolio (each, a “Strategic Allocation Series Portfolio” and together, the “Strategic Allocation Series Portfolios”) pursues its investment objective by investing exclusively in other affiliated mutual funds managed by EIM or an affiliate.

•

Each of Equitable Conservative Growth MF/ETF Portfolio, Equitable Growth MF/ETF Portfolio, and Equitable Moderate Growth MF/ETF Portfolio pursues its investment objective by investing exclusively in other affiliated mutual funds managed by EIM or an affiliate and unaffiliated investment companies and ETFs.

•

Each of the 1290 VT Moderate Growth Allocation Portfolio and 1290 VT Multi-Alternative Strategies Portfolio (each, an “ETF Portfolio” and together, the “ETF Portfolios”) pursues its investment objective by investing exclusively in unaffiliated ETFs.

•

EQ/JPMorgan Hedged Equity and Premium Income Portfolio pursues its investment objective by investing in mutual funds and exchange-traded securities of investment companies or investment vehicles managed by J.P. Morgan Investment Management Inc.

For each of the above-referenced fund-of-funds Portfolios, each underlying fund’s financial statements are included in the underlying fund’s annual report on Form N-CSR, which is filed with the SEC and publicly available through the SEC’s EDGAR database (https://www.sec.gov/edgar/searchedgar/companysearch.html).

Each of the ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio, ATM Small Cap Managed Volatility Portfolio, ATM International Managed Volatility Portfolio, EQ/500 Managed Volatility Portfolio, EQ/400 Managed Volatility Portfolio, EQ/2000 Managed Volatility Portfolio and EQ/International Managed Volatility Portfolio (each, a “Tactical Portfolio” and together, the “Tactical Portfolios”) and the 1290 VT High Yield Bond Portfolio, 1290 VT

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026 (Unaudited)

Micro Cap Portfolio, 1290 VT Small Cap Value Portfolio, EQ/ClearBridge Select Equity Managed Volatility Portfolio, EQ/Core Plus Bond Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/Franklin Small Cap Value Managed Volatility Portfolio, EQ/Global Equity Managed Volatility Portfolio, EQ/International Core Managed Volatility Portfolio, EQ/International Value Managed Volatility Portfolio, EQ/Large Cap Core Managed Volatility Portfolio, EQ/Large Cap Growth Managed Volatility Portfolio, EQ/Large Cap Value Managed Volatility Portfolio, EQ/Mid Cap Value Managed Volatility Portfolio, EQ/Morgan Stanley Small Cap Growth Portfolio, EQ/Quality Bond PLUS Portfolio, Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio and Multimanager Technology Portfolio may utilize multiple Sub-Advisers (each, a “Multiadviser Portfolio” and together, the “Multiadviser Portfolios”). Each of the Sub-Advisers for a Multiadviser Portfolio independently chooses and maintains a portfolio of securities for the Multiadviser Portfolio and is responsible for investing a specific allocated portion of a Multiadviser Portfolio’s assets. Because each Sub-Adviser will invest its allocated portion of the Multiadviser Portfolio independently from the other Sub-Advisers, the same security may be held in different portions of the Multiadviser Portfolio, or may be acquired for one portion of the Multiadviser Portfolio at a time when a Sub-Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Sub-Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate for its allocated portion of a Multiadviser Portfolio when another Sub-Adviser believes that continued exposure to the equity or fixed income markets is appropriate for its allocated portion of the Multiadviser Portfolio. Because each Sub-Adviser is responsible for the trading for its own portion of a Multiadviser Portfolio and does not aggregate its transactions with those of the other Sub-Adviser(s), the Multiadviser Portfolio may incur higher brokerage costs, and may have higher portfolio turnover, than would be the case if a single Sub-Adviser were managing the entire Multiadviser Portfolio.

The Trust issues three classes of shares, Class IA, Class IB and Class K, as shown in the respective Portfolio’s Statement of Assets and Liabilities. The Class IA and Class IB shares are each subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, all three classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by Equitable Financial, Equitable Financial Life and Annuity Company and other affiliated or unaffiliated insurance companies, and to the Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans and to other series of the Trust.

The investment objectives of each Portfolio are as follows:

EQ/All Asset Growth Allocation Portfolio — Seeks long-term capital appreciation and current income.

EQ/Ultra Conservative Strategy Portfolio — Seeks current income.

EQ/Conservative Strategy Portfolio — Seeks a high level of current income.

EQ/Conservative Growth Strategy Portfolio — Seeks current income and growth of capital, with greater emphasis on current income.

EQ/Balanced Strategy Portfolio — Seeks long-term capital appreciation and current income.

EQ/Moderate Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

EQ/Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

EQ/Aggressive Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

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June 30, 2026 (Unaudited)

EQ/Conservative Allocation Portfolio — Seeks to achieve a high level of current income.

EQ/Conservative-Plus Allocation Portfolio — Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

EQ/Moderate Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income.

EQ/Moderate-Plus Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

EQ/Aggressive Allocation Portfolio — Seeks to achieve long-term capital appreciation.

Equitable Conservative Growth MF/ETF Portfolio — Seeks to achieve total return from long- term capital appreciation and income, with greater emphasis on current income.

Equitable Moderate Growth MF/ETF Portfolio — Seeks long-term capital appreciation and current income, with greater emphasis on current income.

Equitable Growth MF/ETF Portfolio — Seeks long-term capital appreciation and current income, with greater emphasis on capital appreciation.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2055 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

1290 VT Moderate Growth Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility.

1290 VT Multi-Alternative Strategies Portfolio — Seeks long-term growth of capital.

1290 VT Convertible Securities Portfolio (sub-advised by SSGA Funds Management, Inc. (“SSGA FM”)) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Convertible Liquid Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg U.S. Convertible Liquid Bond Index.

1290 VT DoubleLine Opportunistic Bond Portfolio (sub-advised by DoubleLine Capital LP (“DoubleLine”)) — Seeks to maximize current income and total return.

1290 VT Equity Income Portfolio (sub-advised by Barrow, Hanley, Mewhinney & Strauss, LLC d/ b/a Barrow Hanley Global Investors) — Seeks a combination of growth and income to achieve an above-average and consistent total return.

1290 VT GAMCO Mergers & Acquisitions Portfolio (sub-advised by GAMCO Asset Management, Inc. (“GAMCO”)) — Seeks to achieve capital appreciation.

1290 VT GAMCO Small Company Value Portfolio (sub-advised by GAMCO) — Seeks to maximize capital appreciation.

1290 VT High Yield Bond Portfolio (sub-advised by AXA Investment Managers US Inc. (“AXA IM”) and Post Advisory Group, LLC) — Seeks to maximize current income.

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026 (Unaudited)

1290 VT Micro Cap Portfolio (sub-advised by BlackRock Investment Management, LLC (“BlackRock”) and Lord, Abbett & Co. LLC (“Lord Abbett”)) — Seeks to achieve long-term growth of capital.

1290 VT Natural Resources Portfolio (sub-advised by AllianceBernstein L.P. (“AB”), an affiliate of EIM) — Seeks to achieve long-term growth of capital.

1290 VT Real Estate Portfolio (sub-advised by AB) — Seeks to provide long-term capital appreciation and current income.

1290 VT Small Cap Value Portfolio (sub-advised by BlackRock and Horizon Kinetics Asset Management LLC) — Seeks to achieve long-term growth of capital.

1290 VT SmartBeta Equity ESG Portfolio, (sub-advised by AXA IM) — Seeks to achieve long-term capital appreciation.

1290 VT Socially Responsible Portfolio (sub-advised by BlackRock) — Seeks to achieve long-term capital appreciation.

ATM Large Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Mid Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Small Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM International Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/500 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/400 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/2000 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/International Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/AB Dynamic Aggressive Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income, with a greater emphasis on growth of capital.

EQ/AB Dynamic Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income, with a greater emphasis on growth of capital.

EQ/AB Dynamic Moderate Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income.

EQ/AB Short Duration Government Bond Portfolio (sub-advised by AB) — Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026 (Unaudited)

EQ/AB Small Cap Growth Portfolio (sub-advised by AB) — Seeks to achieve long-term growth of capital.

EQ/American Century Mid Cap Value Portfolio (sub-advised by American Century Investment Management, Inc. (“American Century”)) — Seeks to achieve long-term capital growth. Income is a secondary objective.

EQ/American Century Moderate Growth Allocation Portfolio (sub-advised by American Century) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Capital Group Research Portfolio (sub-advised by Capital International, Inc. (“Capital International”)) — Seeks to achieve long-term growth of capital.

EQ/ClearBridge Large Cap Growth ESG Portfolio (sub-advised by ClearBridge Investments, LLC (“ClearBridge”)) — Seeks to achieve long-term capital growth.

EQ/ClearBridge Select Equity Managed Volatility Portfolio (sub-advised by BlackRock and ClearBridge) — Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Common Stock Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.

EQ/Core Bond Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Intermediate Government/Credit Bond Index (“Intermediate Government Credit Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Credit Index. Effective June 29, 2026, AB replaced SSGA FM as the sub-adviser to the Portfolio.

EQ/Core Plus Bond Portfolio (sub-advised by AXA IM, Brandywine Global Investment Management, LLC and Loomis, Sayles & Company, L.P. (“Loomis Sayles”)) — Seeks to achieve high total return through a combination of current income and capital appreciation.

EQ/Emerging Markets Equity PLUS Portfolio (sub-advised by AB and EARNEST Partners, LLC (“EARNEST”)) — Seeks to achieve long-term growth of capital.

EQ/Equity 500 Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Composite Stock Index (“S&P 500® Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P 500® Index.

EQ/Fidelity Institutional AM® Large Cap Portfolio (sub-advised by FIAM LLC (“FIAM”)) — Seeks to achieve long-term capital appreciation.

EQ/Franklin Rising Dividends Portfolio (sub-advised by Franklin Advisers, Inc.) — Seeks to achieve long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

EQ/Franklin Small Cap Value Managed Volatility Portfolio (sub-advised by BlackRock and Franklin Mutual Advisers, LLC) — Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Global Equity Managed Volatility Portfolio (sub-advised by BlackRock, Morgan Stanley Investment Management, Inc. (“MSIM”) and Invesco Advisers, Inc. (“Invesco”) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Goldman Sachs Growth Allocation Portfolio (sub-advised by Goldman Sachs Asset Management, L.P. (“GSAM”)) — Seeks to achieve long-term capital appreciation under normal market conditions, while focusing on the preservation of capital in distressed market environments.

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026 (Unaudited)

EQ/Goldman Sachs Mid Cap Value Portfolio (sub-advised by GSAM) — Seeks to achieve long-term capital appreciation.

EQ/Goldman Sachs Moderate Growth Allocation Portfolio (sub-advised by GSAM) — Seeks to achieve long-term capital appreciation under normal market conditions, while focusing on the preservation of capital in distressed market environments.

EQ/Intermediate Corporate Bond Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Credit Corporate 5-10 Year Index (“Corporate Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Corporate Bond Index.

EQ/Intermediate Government Bond Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Intermediate Government Bond Index (“Intermediate Government Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Bond Index. Effective June 29, 2026, AB replaced SSGA FM as the sub-adviser to the Portfolio.

EQ/International Core Managed Volatility Portfolio (sub-advised by BlackRock, EARNEST, Federated Global Investment Management Corp. and Massachusetts Financial Services Company d/ b/a MFS Investment Management (“MFS”)) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/International Equity Index Portfolio (sub-advised by AB) — Seeks to achieve a total return (before expenses) that approximates the total return performance of the MSCI EAFE Index.

EQ/International Value Managed Volatility Portfolio (sub-advised by BlackRock and Harris Associates LP) — Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Invesco Comstock Portfolio (sub-advised by Invesco) — Seeks to achieve capital growth and income.

EQ/Invesco Global Portfolio (sub-advised by Invesco) — Seeks to achieve capital appreciation.

EQ/Invesco Global Real Assets Portfolio (sub-advised by Invesco) — Seeks to achieve total return through growth of capital and current income.

EQ/Invesco Moderate Allocation Portfolio (sub-advised by Invesco) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Invesco Moderate Growth Allocation Portfolio (sub-advised by Invesco) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Janus Enterprise Portfolio (sub-advised by Janus Henderson Investors US LLC) — Seeks to achieve capital growth.

EQ/JPMorgan Growth Allocation Portfolio (sub-advised by J.P. Morgan Investment Management, Inc. (“JPMorgan”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/JPMorgan Growth Stock Portfolio (sub-advised by JPMorgan) — Seeks to achieve long-term capital appreciation.

EQ/JPMorgan Hedged Equity and Premium Income Portfolio — Seeks to provide long term capital appreciation and current income.

EQ/JPMorgan Value Opportunities Portfolio (sub-advised by JPMorgan) — Seeks to achieve long-term capital appreciation.

1332

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026 (Unaudited)

EQ/Large Cap Core Managed Volatility Portfolio (sub-advised by BlackRock, Capital International, GQG Partners LLC and Vaughan Nelson Investment Management) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Large Cap Growth Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends, at a risk level consistent with the Russell 1000® Growth Index.

EQ/Large Cap Growth Managed Volatility Portfolio (sub-advised by BlackRock, Loomis Sayles, JPMorgan and Westfield Capital Management Company, L.P. (“Westfield”)) — Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio. Effective June 26, 2026, Westfield replaced Polen Capital Management, LLC as a sub-adviser to the Portfolio.

EQ/Large Cap Value Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.

EQ/Large Cap Value Managed Volatility Portfolio (sub-advised by AB, Aristotle Capital Management, LLC (“Aristotle Capital”) and MFS) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Lazard Emerging Markets Equity Portfolio (sub-advised by Lazard Asset Management LLC) — Seeks to achieve long-term capital appreciation.

EQ/Long-Term Bond Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Long Government/ Credit Bond Index (“Long Government/Credit Index”), including reinvestment of dividends, at a risk level consistent with that of the Long Government/Credit Index.

EQ/Loomis Sayles Growth Portfolio (sub-advised by Loomis Sayles) — Seeks to achieve capital appreciation.

EQ/MFS International Growth Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS International Intrinsic Value Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS Mid Cap Focused Growth Portfolio (sub-advised by MFS) — Seeks to provide growth of capital.

EQ/MFS Technology Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS Utilities Series Portfolio (sub-advised by MFS) — Seeks to achieve total return.

EQ/Mid Cap Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400® Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400® Index.

EQ/Mid Cap Value Managed Volatility Portfolio (sub-advised by BlackRock, Diamond Hill Capital Management, LLC, and Wellington Management Company, LLP (“Wellington”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Money Market Portfolio (sub-advised by Dreyfus, a division of Mellon Investments Corporation (“Dreyfus”)) — Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

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EQ/Morgan Stanley Small Cap Growth Portfolio (sub-advised by BlackRock and MSIM) — Seeks to achieve long-term growth of capital.

EQ/PIMCO Global Real Return Portfolio (sub-advised by Pacific Investment Management Company LLC (“PIMCO”)) — Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Real Return Portfolio (sub-advised by PIMCO) — Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Total Return ESG Portfolio (sub-advised by PIMCO) — Seeks to achieve maximum total return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Ultra Short Bond Portfolio (sub-advised by PIMCO) — Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.

EQ/Quality Bond PLUS Portfolio (sub-advised by AB and PIMCO) — Seeks to achieve high current income consistent with moderate risk to capital.

EQ/Small Company Index Portfolio (sub-advised by AB) — Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.

EQ/T. Rowe Price Health Sciences Portfolio (sub-advised by T. Rowe Price Associates, Inc. (“T. Rowe Price”)) — Seeks to achieve long-term capital appreciation.

EQ/Value Equity Portfolio (sub-advised by Aristotle Capital) — Seeks to achieve capital appreciation.

EQ/Wellington Energy Portfolio (sub-advised by Wellington) — Seeks to provide capital growth and appreciation.

Multimanager Aggressive Equity Portfolio (sub-advised by AB, 1832 Asset Management U.S. Inc., T. Rowe Price and Westfield) — Seeks to achieve long-term growth of capital.

Multimanager Core Bond Portfolio (sub-advised by BlackRock Financial Management, Inc., DoubleLine, PIMCO and AB) — Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk. Effective June 29, 2026, AB replaced SSGA FM as a sub-adviser to the Portfolio.

Multimanager Technology Portfolio (sub-advised by AB, FIAM and Wellington) — Seeks to achieve long-term growth of capital.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ Stock Market will be valued using the NASDAQ Official Closing Price (“NOCP”). Other unlisted stocks are generally valued at their last sale price or official closing price, or, if there is no such price, at a bid price estimated by a broker.

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Corporate and municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing services may utilize many inputs that are observable in making evaluations which may include, but are not limited to, trading activity for similar securities, issuer details, yields, default rates, credit spreads, quoted prices and any developments related to the specific securities. However, when such prices are not available, such bonds and notes are generally fair valued at a bid price estimated by a broker.

Convertible preferred stocks listed on national securities exchanges are generally valued as of their last sale price or official closing price on the date of valuation or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are generally valued using prices obtained from a pricing service for such investments or, if a pricing service price is not available, fair valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are generally valued at evaluated prices obtained from a pricing service where available, or fair valued at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes may be obtained from a broker and converted to a price.

Options that are traded on an exchange are generally valued at their last sale price or official closing price on the date of valuation or, if there is no sale, at the latest available bid price. Options not traded on an exchange or not actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are generally valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker-dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations. Debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are generally valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Portfolio are generally valued at the net asset value (“NAV”) of the shares of such funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no settlement price, at the latest available bid price.

Forward foreign currency contracts are generally valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency rates gathered from leading market makers and foreign currency trading centers throughout the world in making evaluations. Forward foreign currency contracts may be settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Centrally cleared swaps are priced using the value determined by the central counterparty at the end of the day, which price may be provided to the Portfolios by an approved pricing service. With respect to over-the-counter swaps and centrally cleared swaps where the central counterparty

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price is unavailable, a price provided by an approved pricing service will be used. Central counterparties and approved pricing services may utilize evaluation techniques including fair value pricing models to provide pricing information.

In accordance with Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board”) of the Trust has designated EIM, the investment adviser to the Trust, as the Portfolios’ valuation designee (the “Valuation Designee”). As Valuation Designee, EIM, subject to the oversight of the Board, is responsible for determining in good faith the fair value of Portfolio investments for which market quotations are not readily available or are believed by EIM to be unreliable. In these circumstances, a Portfolio may use a fair value estimate made according to methods EIM has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. EIM’s day-to-day responsibilities as Valuation Designee are performed by a valuation committee established by EIM (the “Committee”).

Equitable Investment Management, LLC (the “Administrator”), an affiliate of EIM, oversees the calculation of the NAV of the Portfolios and their respective share classes. The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain duties, including the calculation of the Portfolios’ NAVs.

Due to the inherent uncertainty of the valuation of securities for which market quotations are not readily available, the fair value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of each Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of June 30, 2026, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3, if any, are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or an increase in, available observable market inputs to determine price.

The inputs or methodology used to fair value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to fair value securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security,

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June 30, 2026 (Unaudited)

historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation method fairly reflects the market-based NAV per share of the Portfolio. The EQ/Money Market Portfolio seeks to maintain a stable NAV per share of $1.00, but there can be no assurance that it will be able to do so.

Events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV.

Security Transactions and Investment Income:

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Portfolio’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income, and the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Portfolio’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

As a result of several court rulings in certain European countries, the Portfolios may also file withholding tax reclaims in certain jurisdictions to recover all or a portion of amounts withheld in prior periods that may now be reclaimable. Any payments received on such withholding tax reclaims are included in Other Income in the Statements of Operations and are recorded when the amount is known and there are no significant uncertainties on collectability.

For certain securities, including a real estate investment trust (“REIT”), a Portfolio records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Portfolio will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Portfolio.

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A Portfolio records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise, it is recorded as an adjustment to realized gain (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees, which are charged on a class-specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) Market value or fair value, as applicable, of investment securities, other assets and liabilities — at the valuation date.

(ii) Purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Portfolio’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

Taxes:

Each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no federal, state and local income tax provisions are required. Each Portfolio did not pay any significant foreign, federal or state and local income taxes.

The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2025, the Portfolios did not incur any interest or penalties. Each of the tax years in the four-year period ended December 31, 2025 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

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Management has evaluated the Portfolios’ financial statements in light of FASB Accounting Standards Update (“ASU”) 2023-09 and determined that the income tax disclosures satisfy the requirements of ASU 2023-09.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios (EQ/Money Market Portfolio declares and distributes daily and Multimanager Core Bond Portfolio declares and distributes monthly). Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of a Portfolio to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. The cumulative significant differences related to the tax composition of undistributed ordinary income and long term gains include dividends and distributions payable, if any, as disclosed in the Statement of Assets and Liabilities, late-year capital loss deferrals and capital loss carry forwards, if any, as disclosed below. Differences in distributable earnings on a U.S. GAAP and tax accounting basis primarily relate to the following:

Differences related to:	1256 Mark to market contracts	Contingent Payment Debt Instruments	Conversion transactions	Deferral of losses on offsetting positions	Investments in passive foreign investment companies	Partnership basis adjustments	Wash sale loss deferrals
EQ/All Asset Growth Allocation						x
EQ/Moderate-Plus Allocation			x
EQ/Aggressive Allocation			x
1290 VT Multi-Alternative Strategies						x
1290 VT Convertible Securities		x
1290 VT Micro Cap							x
1290 VT Natural Resources							x
1290 VT Real Estate					x		x
ATM Large Cap Managed Volatility				x
ATM Mid Cap Managed Volatility				x
ATM Small Cap Managed Volatility				x			x
ATM International Managed Volatility				x	x
EQ/500 Managed Volatility				x
EQ/400 Managed Volatility				x
EQ/2000 Managed Volatility				x
EQ/International Managed Volatility				x	x
EQ/AB Dynamic Aggressive Growth				x
EQ/AB Dynamic Growth				x
EQ/AB Dynamic Moderate Growth				x	x

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Differences related to:	1256 Mark to market contracts	Contingent Payment Debt Instruments	Conversion transactions	Deferral of losses on offsetting positions	Investments in passive foreign investment companies	Partnership basis adjustments	Wash sale loss deferrals
EQ/American Century Moderate Growth Allocation							x
EQ/Capital Group Research					x
EQ/ClearBridge Select Equity Managed Volatility				x
EQ/Core Plus Bond	x
EQ/Emerging Markets Equity PLUS					x
EQ/Franklin Small Cap Value Managed Volatility				x
EQ/Global Equity Managed Volatility				x
EQ/Goldman Sachs Growth Allocation				x
EQ/Goldman Sachs Moderate Growth Allocation				x
EQ/International Core Managed Volatility				x	x		x
EQ/International Equity Index				x	X
EQ/International Value Managed Volatility				x	x
EQ/Invesco Moderate Allocation				x
EQ/Invesco Moderate Growth Allocation				x
EQ/Large Cap Core Managed Volatility				x
EQ/Large Cap Growth Managed Volatility				x
EQ/Large Cap Value Managed Volatility							x
EQ/Lazard Emerging Markets Equity					x
EQ/MFS Utilities Series					x
EQ/Mid Cap Value Managed Volatility				x			x
EQ/Morgan Stanley Small Cap Growth							x
EQ/PIMCO Global Real Return	x			x			x
EQ/PIMCO Real Return							x
EQ/PIMCO Total Return ESG							x
EQ/PIMCO Ultra Short Bond							x
EQ/Quality Bond PLUS							x

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Differences related to:	1256 Mark to market contracts	Contingent Payment Debt Instruments	Conversion transactions	Deferral of losses on offsetting positions	Investments in passive foreign investment companies	Partnership basis adjustments	Wash sale loss deferrals
Multimanager Aggressive Equity				x			x
Multimanager Core Bond							x
Multimanager Technology							x

The tax character of distributions for the years ended December 31, 2025 and December 31, 2024 and the tax composition of undistributed ordinary income and undistributed long-term gains at December 31, 2025 are presented in the following table:

	Year Ended December 31, 2025		As of December 31, 2025		Year Ended December 31, 2024
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Undistributed Ordinary Income	Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
EQ/All Asset Growth Allocation	$10,860,221	$22,627,262	$—	$14,307,682	$10,557,393	$11,115,276
EQ/Ultra Conservative Strategy	56,990,132	24,485,231	74,284	16,399,271	60,661,958	24,705,136
EQ/Conservative Strategy	16,590,358	14,051,024	61,425	9,801,955	17,295,515	6,118,023
EQ/Conservative Growth Strategy	27,611,222	56,154,273	315,991	34,025,530	32,782,002	38,326,417
EQ/Balanced Strategy	71,353,056	195,160,814	439,113	120,935,008	90,405,340	132,422,534
EQ/Moderate Growth Strategy	105,124,820	404,602,995	1,618,893	239,287,708	146,267,970	310,911,285
EQ/Growth Strategy	83,868,657	388,071,091	619,232	244,384,045	121,324,076	240,362,556
EQ/Aggressive Growth Strategy	93,025,004	485,486,337	548,476	338,004,111	137,323,412	184,792,663
EQ/Conservative Allocation	18,834,374	13,583,124	51,130	8,450,606	20,316,483	12,083,964
EQ/Conservative-Plus Allocation	19,446,371	37,223,192	44,980	21,199,539	22,778,493	30,860,665
EQ/Moderate Allocation	127,131,333	289,043,704	565,552	171,598,195	150,688,325	206,913,175
EQ/Moderate-Plus Allocation	133,540,036	511,561,868	1,156,058	307,966,382	181,682,455	373,503,833
EQ/Aggressive Allocation	46,977,747	292,235,469	140,732	194,200,299	73,409,150	165,251,164
Equitable Conservative Growth MF/ETF	3,138,064	3,059,721	88,287	500,993	2,601,655	585,070
Equitable Moderate Growth MF/ETF	927,991	693,303	50,496	409,592	519,956	—
Equitable Growth MF/ETF	646,238	883,066	50,211	602,753	352,437	—
Target 2015 Allocation	812,071	1,122,623	—	165,670	916,190	1,626,539
Target 2025 Allocation	4,050,623	9,138,642	—	1,889,509	3,678,553	9,592,974
Target 2035 Allocation	6,721,018	7,321,056	—	4,528,188	5,376,187	5,450,102
Target 2045 Allocation	5,345,959	6,899,392	3,058	4,674,155	4,341,260	3,800,105
Target 2055 Allocation	2,315,588	3,983,986	—	2,930,602	1,767,949	1,386,857
1290 VT Moderate Growth Allocation	5,094,817	9,478,532	483,759	—	3,501,275	32,631
1290 VT Multi-Alternative Strategies	204,499	—	68,606	—	222,030	—
1290 VT Convertible Securities	864,322	—	50,407	—	875,893	—
1290 VT DoubleLine Opportunistic Bond	23,809,524	—	—	—	25,295,454	—
1290 VT Equity Income	10,994,744	34,751,919	68,136	4,170,399	13,753,827	33,250,667
1290 VT GAMCO Mergers & Acquisitions	7,521,581	2,438,722	654,640	461,924	6,772,010	3,516,721
1290 VT GAMCO Small Company Value	26,916,118	225,352,716	367,686	39,807,948	24,971,001	263,329,609
1290 VT High Yield Bond	17,114,625	—	—	—	15,109,326	—
1290 VT Micro Cap	995,698	602	—	3,329,988	792,842	—
1290 VT Natural Resources	978,676	—	25,532	—	928,469	—
1290 VT Real Estate	1,087,250	—	—	—	1,070,018	—
1290 VT Small Cap Value	7,545,916	39,566,794	2,843,801	—	7,570,837	24,979,040
1290 VT SmartBeta Equity ESG	3,950,251	28,218,138	—	7,215,014	6,122,725	19,019,869
1290 VT Socially Responsible	999,700	20,097,001	—	3,000,608	1,278,188	11,996,209

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	Year Ended December 31, 2025		As of December 31, 2025		Year Ended December 31, 2024
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Undistributed Ordinary Income	Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
ATM Large Cap Managed Volatility	$37,874,463	$373,765,273	$—	$74,393,987	$65,472,390	$485,421,684
ATM Mid Cap Managed Volatility	5,417,051	16,205,084	423,730	4,915,259	10,137,802	20,742,668
ATM Small Cap Managed Volatility	19,559,492	32,519,838	2,923,988	6,785,885	23,310,840	68,358,115
ATM International Managed Volatility	26,601,636	58,900,033	2,991,619	13,614,014	35,752,128	23,987,201
EQ/500 Managed Volatility	101,634,705	1,060,529,688	—	195,904,348	189,330,987	1,188,014,535
EQ/400 Managed Volatility	12,687,096	55,877,574	13,172	15,450,467	26,409,851	58,859,309
EQ/2000 Managed Volatility	60,250,398	92,406,326	7,001,588	18,666,190	76,556,313	199,911,921
EQ/International Managed Volatility	54,406,337	57,919,262	4,999,059	18,076,682	58,276,853	21,195,904
EQ/AB Dynamic Aggressive Growth	22,068,721	10,740,498	615,714	—	18,609,441	5,172,188
EQ/AB Dynamic Growth	17,249,681	21,278,424	388,262	137,455	14,614,588	5,160,566
EQ/AB Dynamic Moderate Growth	42,673,904	98,636,892	52,656	—	41,911,843	80,283,701
EQ/AB Short Duration Government Bond	32,787,364	—	—	—	35,133,908	—
EQ/AB Small Cap Growth	28,961,364	155,644,693	7,399,643	14,948,848	54,470,566	131,505,331
EQ/American Century Mid Cap Value	22,260,684	29,984,816	2,686,109	1,090,196	22,425,983	22,733,302
EQ/American Century Moderate Growth Allocation	3,333,165	292,325	298,254	19,906	4,873,951	1,212,781
EQ/Capital Group Research	11,819,190	48,497,050	3,391,979	11,451,236	11,395,656	72,959,614
EQ/ClearBridge Large Cap Growth ESG	252,654	48,017,785	—	3,499,683	447,184	30,344,601
EQ/ClearBridge Select Equity Managed Volatility	1,778,370	3,661,148	23,700	6,012,592	3,049,956	—
EQ/Common Stock Index	49,734,434	545,771,451	103,725	146,918,812	59,439,591	480,338,342
EQ/Core Bond Index	156,863,633	—	—	—	141,387,993	—
EQ/Core Plus Bond	38,432,220	—	—	—	38,814,654	—
EQ/Emerging Markets Equity PLUS	2,530,711	—	187,633	—	2,174,081	—
EQ/Equity 500 Index	94,119,790	304,416,513	611,990	20,536,404	98,891,838	204,858,989
EQ/Fidelity Institutional AM® Large Cap	9,060,601	84,590,811	11,021,707	22,667,335	15,263,809	74,955,696
EQ/Franklin Rising Dividends	2,614,003	13,500,981	366,331	4,378,235	3,362,057	9,604,450
EQ/Franklin Small Cap Value Managed Volatility	5,158,319	16,585,460	516,025	2,019,531	9,201,420	16,963,145
EQ/Global Equity Managed Volatility	26,722,435	158,630,572	4,567,295	23,752,237	45,869,930	154,715,257
EQ/Goldman Sachs Growth Allocation	34,030,783	13,092,910	5,379,560	1,838,734	22,998,909	5,530,501
EQ/Goldman Sachs Mid Cap Value	3,645,130	11,284,254	1,405,886	2,475,742	4,859,402	3,597,987
EQ/Goldman Sachs Moderate Growth Allocation	16,750,261	13,508,237	—	8,843,232	19,052,341	—
EQ/Intermediate Corporate Bond	76,544,301	26,890,307	136,727	4,221,351	105,461,183	844,103
EQ/Intermediate Government Bond	129,446,068	—	—	—	115,320,096	—
EQ/International Core Managed Volatility	26,386,722	75,327,485	5,955,796	19,829,271	36,170,970	45,413,402
EQ/International Equity Index	71,273,773	—	—	—	51,176,734	—
EQ/International Value Managed Volatility	33,872,094	42,526,620	3,106,162	9,040,621	40,266,266	35,671,239
EQ/Invesco Comstock	5,730,893	23,932,423	97,457	2,214,690	6,287,947	25,007,140

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	Year Ended December 31, 2025		As of December 31, 2025		Year Ended December 31, 2024
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Undistributed Ordinary Income	Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
EQ/Invesco Global	$—	$66,640,004	$—	$6,650,532	$—	$23,270,139
EQ/Invesco Global Real Assets	13,741,490	—	829,363	1,166,472	5,337,780	—
EQ/Invesco Moderate Allocation	9,716,636	8,304,731	869,960	4,889,466	7,346,277	4,008,784
EQ/Invesco Moderate Growth Allocation	13,806,889	5,280,426	2,522,652	1,779,282	8,634,247	—
EQ/Janus Enterprise	1,595,198	125,311,609	—	21,730,854	2,905,936	108,878,470
EQ/JPMorgan Growth Allocation	23,859,313	2,532,246	5,286,003	—	32,796,012	13,546,277
EQ/JPMorgan Growth Stock	2,547,710	439,249,268	—	68,532,147	17,341,601	119,449,181
EQ/JPMorgan Hedged Equity and Premium Income	7,625,960	40,917,407	238,945	7,981	4,869,698	—
EQ/JPMorgan Value Opportunities	44,598,968	68,844,578	37,813,243	25,307,704	109,454,744	34,358,388
EQ/Large Cap Core Managed Volatility	20,690,109	249,808,445	89,113	56,413,242	64,013,088	309,351,561
EQ/Large Cap Growth Index	6,844,842	220,087,343	5,754,825	50,062,884	8,695,130	171,497,873
EQ/Large Cap Growth Managed Volatility	14,546,818	636,187,092	114,394	66,398,353	80,879,284	494,218,920
EQ/Large Cap Value Index	13,593,963	51,928,757	59,579	246,329	14,024,795	42,329,874
EQ/Large Cap Value Managed Volatility	59,559,376	281,859,561	3,409,607	42,718,886	102,156,458	304,371,624
EQ/Lazard Emerging Markets Equity	27,671,378	13,378,638	3,754,512	8,300,463	20,276,550	13,646,208
EQ/Long-Term Bond	113,850,353	—	54,476	—	105,585,442	—
EQ/Loomis Sayles Growth	—	67,765,318	—	592,609	358,478	147,198,174
EQ/MFS International Growth	19,755,873	113,258,085	5,373,112	44,341,659	11,478,685	76,093,429
EQ/MFS International Intrinsic Value	20,565,733	68,047,666	201,028	23,478,938	21,807,734	68,134,895
EQ/MFS Mid Cap Focused Growth	—	66,995,432	—	21,140,503	—	43,649,504
EQ/MFS Technology	8,768,621	102,503,926	2,309,146	32,341,034	19,447,746	88,515,658
EQ/MFS Utilities Series	6,454,338	1,800,665	444,154	94,704	3,298,852	2,946,769
EQ/Mid Cap Index	37,354,799	137,969,596	1,010,925	15,605,857	49,881,357	132,437,185
EQ/Mid Cap Value Managed Volatility	28,755,194	94,673,434	1,311,749	20,236,277	50,466,645	150,024,850
EQ/Money Market	96,037,054	—	3,580	6,012	108,364,697	—
EQ/Morgan Stanley Small Cap Growth	1,637,231	—	—	—	260,803	—
EQ/PIMCO Global Real Return	1,471,660	—	—	—	595,736	—
EQ/PIMCO Real Return	1,656,477	—	—	—	5,090,112	—
EQ/PIMCO Total Return ESG	10,825,512	—	—	—	11,071,896	—
EQ/PIMCO Ultra Short Bond	33,913,256	—	—	—	38,552,124	—
EQ/Quality Bond PLUS	35,067,504	—	—	—	34,918,888	—
EQ/Small Company Index	17,968,166	47,440,567	3,012,606	9,527,774	23,073,557	84,985,198
EQ/T. Rowe Price Health Sciences	—	2,918,870	—	3,632,775	503,430	8,680,440
EQ/Value Equity	23,907,153	35,315,622	589,826	—	16,047,408	55,777,261
EQ/Wellington Energy	3,491,136	—	16,179	—	3,586,026	—
Multimanager Aggressive Equity	112,754,485	192,164,430	5,716,688	14,723,356	59,850,578	180,493,548
Multimanager Core Bond	29,337,706	—	—	—	30,953,597	—
Multimanager Technology	53,146,938	175,827,303	14,764,496	44,521,845	57,589,323	159,153,617

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The following Portfolios had a Return of Capital during the year ended December 31, 2025:

Portfolios:	Return of Capital
1290 VT DoubleLine Opportunistic Bond	$20,953
1290 VT High Yield Bond	7,721
1290 VT Real Estate	38,122
EQ/AB Short Duration Government Bond	93,028
EQ/Core Bond Index	156,421
EQ/Core Plus Bond	199,664
EQ/Intermediate Government Bond	28,239
EQ/International Equity Index	134,207
EQ/Morgan Stanley Small Cap Growth	68,171
EQ/PIMCO Global Real Return	1,091
EQ/PIMCO Real Return	988,439
EQ/PIMCO Total Return ESG	62,817
EQ/PIMCO Ultra Short Bond	38,611
EQ/Quality Bond PLUS	216,292
Multimanager Core Bond	371,119

The following Portfolios had a Return of Capital during the year ended December 31, 2024:

Portfolios:	Return of Capital
1290 VT DoubleLine Opportunistic Bond	$41,185
1290 VT Micro Cap	14,157
1290 VT Natural Resources	734
1290 VT Real Estate	56,140
EQ/ClearBridge Select Equity Managed Volatility	3,192
EQ/Emerging Markets Equity PLUS	19,594
EQ/Invesco Global Real Assets	126,224
EQ/PIMCO Real Return	888,724
EQ/PIMCO Ultra Short Bond	79,970
EQ/Wellington Energy	103,538
Multimanager Core Bond	597,484

Below are the reclassifications that had a material effect on the following indicated Portfolios:

Differences related to:	Net operating losses
EQ/MFS Mid Cap Focused Growth	x
EQ/PIMCO Global Real Return	x

The following Portfolios have an India capital gains tax capital loss carryforward of approximately:

Portfolio:	INR (as of March 31, 2026)	Converted to USD (as of June 30, 2026)
EQ/Emerging Markets Equity PLUS	1,694,848	17,905
EQ/Fidelity Institutional AM® Large Cap	17,470,180	184,560

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The following Portfolios utilized net capital loss carryforwards during 2025 and/or have losses incurred that will be carried forward indefinitely as follows:

	Utilized		Losses carried forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
1290 VT Multi-Alternative Strategies	$—	$112,592	$73,318	$356,040
1290 VT Convertible Securities	—	1,246,008	—	1,948,153
1290 VT DoubleLine Opportunistic Bond	68,837	—	27,490,617	45,443,525
1290 VT High Yield Bond	—	—	2,443,727	21,967,584
1290 VT Micro Cap	7,529,815	—	—	—
1290 VT Natural Resources	13,336	—	551,652	4,114,066
1290 VT Real Estate	—	—	—	658,142
EQ/AB Short Duration Government Bond	529,518	—	1,598,031	10,683,862
EQ/ClearBridge Select Equity Managed Volatility	21,269,771	—	—	—
EQ/Core Bond Index	843,489	—	11,257,641	151,314,190
EQ/Core Plus Bond	—	—	46,520,073	58,716,060
EQ/Emerging Markets Equity PLUS	—	—	678,912	2,758,040
EQ/Goldman Sachs Moderate Growth Allocation	20,499,557	—	—	—
EQ/Intermediate Government Bond	309,835	—	31,669,601	270,866,515
EQ/Invesco Moderate Growth Allocation	—	1,163,885	—	—
EQ/International Equity Index	209,304	14,308,311	200,593	21,873,847
EQ/JPMorgan Hedged Equity and Premium Income	7,966,487	7,773,526	—	—
EQ/Long-Term Bond	—	—	189,399,731	556,653,269
EQ/Morgan Stanley Small Cap Growth	17,652,255	14,414,063	22,462,915	19,084,773
EQ/PIMCO Global Real Return	—	—	916,408	1,826,221
EQ/PIMCO Real Return	—	—	—	187,241
EQ/PIMCO Total Return ESG	—	—	2,620,636	14,323,068
EQ/PIMCO Ultra Short Bond	—	—	—	4,362,004
EQ/Quality Bond PLUS	1,879,497	—	20,946,951	84,041,058
EQ/Wellington Energy	1,095,505	2,203,942	20,860,764	10,292,910
Multimanager Core Bond	3,100,718	—	16,736,561	61,616,239

Short Sales:

A “short sale” is the sale by a Portfolio of a security which has been borrowed from a third party on the expectation that the market price will drop. To complete such a transaction, a Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Portfolio. Until the security is replaced, a Portfolio is required to prepay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a Portfolio also may be required to pay a premium, which would increase the cost of the security sold short. The net proceeds of a short sale will be retained by the Sub-Adviser (or by the Portfolio’s custodian), to the extent necessary to meet margin requirements, until the short position is closed out. A Portfolio will incur transaction costs in effecting short sales. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short. Liabilities for securities sold short are reported at value on the Statement of Assets and Liabilities.

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A Portfolio will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. A Portfolio may realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Portfolio may be required to pay in connection with a short sale, which are presented in the Statement of Operations of the Portfolio. There can be no assurance that a Portfolio will be able to close out a short position at any particular time or an acceptable price.

Unfunded Commitments:

Certain Portfolios entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Portfolios to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Portfolios may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

Private Investments in Public Equity (PIPEs):

A Portfolio may invest in securities issued in private investments in public equity transactions, commonly referred to as “PIPEs.” A PIPE investment involves the sale of equity securities, or securities convertible into equity securities, in a private placement transaction by an issuer that already has outstanding, publicly traded equity securities of the same class. Shares acquired in PIPEs are commonly sold at a discount to the current market value per share of the issuer’s publicly traded securities. Securities acquired in PIPEs generally are not registered with the SEC until after a certain period of time from the date the private sale is completed, which may be months and perhaps longer. PIPEs may contain provisions that require the issuer to pay penalties to the holder if the securities are not registered within a specified period. Until the public registration process is completed, securities acquired in PIPEs are restricted and, like investments in other types of restricted securities, may be illiquid. Any number of factors may prevent or delay a proposed registration. Prior to or in the absence of registration, it may be possible for securities acquired in PIPEs to be resold in transactions exempt from registration under the Securities Act of 1933, as amended. There is no guarantee, however, that an active trading market for such securities will exist at the time of disposition, and the lack of such a market could hurt the market value of a Portfolio’s investments. Even if the securities acquired in PIPEs become registered, or a Portfolio is able to sell the securities through an exempt transaction, a Portfolio may not be able to sell all the securities it holds on short notice and the sale could impact the market price of the securities.

Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolios’ derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings in the

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Statements of Operations. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian as collateral for current or potential derivative holdings as necessary throughout the year.

Options:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale (or cost of) purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Certain Portfolios may purchase put options on securities to increase the Portfolio’s total investment return or to protect its holdings against a substantial decline in market value or fair value, as applicable. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Portfolios will continue to receive interest or dividend income on the security. The Portfolios may also purchase call options on securities to protect against substantial increases in prices of securities that Portfolios intend to purchase pending their ability to invest in an orderly manner in those securities. The Portfolios may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Futures Contracts, Options on Futures Contracts, and Foreign Currency Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Portfolios are rights to buy or sell a futures contract for a set price in the future. Certain Portfolios buy or sell futures contracts for the purpose of protecting their Portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Portfolio’s basis in the contract. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Portfolio’s credit risk is limited to failure of the exchange or board of trade.

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During the six months ended June 30, 2026, certain Portfolios held forward foreign currency contracts to either gain exposure to certain currencies or enter into an economic hedge against changes in the values of securities held in the Portfolio that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Portfolio reflects realized gains or losses, if any, on forward foreign currency contracts and change in unrealized appreciation or depreciation, if any, on forward foreign currency contacts. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

The Portfolios may be exposed to foreign currency risks associated with Portfolio investments. Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking-to-market”. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from forward foreign currency contracts in the Statements of Operations of the Portfolios. The Portfolios may engage in these forward contracts to protect against uncertainty in the level of future rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios also buy forward foreign currency contracts to gain exposure to currencies.

Swap Agreements:

Changes in market value or fair value, as applicable, if any, are reflected as a component of net changes in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. Over-the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return. In connection with total return swap agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Interest rate swaps involve the exchange between two parties of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified

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index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. Caps and floors may be less liquid than swaps. In addition, the value of interest rate transactions will fluctuate based on changes in interest rates.

Credit default swap agreements involve greater risks than if a Portfolio had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Portfolio’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Portfolio). In connection with credit default swaps in which a Portfolio is the buyer, the Portfolio will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Portfolio’s exposure (any accrued but unpaid net amounts owed by the Portfolio to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Portfolio is the seller, the Portfolio will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Portfolio). Such segregation or “earmarking” is intended to ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction and limit any potential leveraging of the Portfolio. Such segregation or “earmarking” will not limit the Portfolio’s exposure to loss. To the extent that credit default swaps are entered into for hedging purposes or are covered as described above, the Adviser believes such obligations do not constitute “senior securities” under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio’s senior security and borrowing restrictions.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. A purchaser of a swaption risks losing only the amount of the premium they have paid should they decide to let the option expire, whereas the seller of a swaption is subject to the risk that they will become obligated if the option is exercised. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

A Portfolio may use inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index while the other is a pre-determined fixed interest rate. The use of swaps exposes the Portfolio to interest rate risk. Swaptions are marked-to-market daily based upon values from third party vendors.

Forward Settling Transactions:

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward settling transactions”). Portfolios will designate the segregation, on their records, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own.

These commitments are reported at market value or fair value, as applicable, in the financial statements. Forward settling transactions may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be

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sold increases prior to the settlement date, which is a risk in addition to the risk of decline in the value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may enter into to-be-announced purchase or sale commitments (“TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by a Portfolio are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. Portfolios may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Portfolio maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Portfolio maintains an entitlement to the security to be sold.

Each of the EQ/PIMCO Global Real Return Portfolio, EQ/PIMCO Real Return Portfolio, EQ/PIMCO Ultra Short Bond Portfolio, EQ/Quality Bond PLUS Portfolio and Multimanager Core Bond Portfolio entered into financing transactions referred to as “sale-buybacks” during the six months ended June 30, 2026. A sale-buyback transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Portfolio’s Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of: (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold; and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Portfolio’s Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Portfolio’s Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio.

The EQ/PIMCO Real Return Portfolio regularly enters into quarterly purchase and sale transactions where the purchase transactions occur on a forward settling basis, with the trade date preceding the fiscal quarter-end, and the settlement date occurring shortly after the fiscal quarter-end. These forward settling securities transactions are expected to physically settle within 35 days of the trade date. Because the purchase transactions occur on a forward settling basis, the Portfolio’s assets will be temporarily increased when these purchases are effected and before the settlement date. The payable amount for these forward settling transactions as of the end of the fiscal period is shown in the Portfolio’s Statement of Assets and Liabilities under “Liabilities — Payable for Securities Purchased.” The transactions are entered into on a regular basis to allow the Portfolio to meet certain asset diversification rules that apply to insurance-dedicated funds under the Internal Revenue Code and to do so in a manner that is consistent with the Portfolio’s investment program.

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Master Netting Arrangements and Collateral:

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Sub-Advisers on behalf of the Portfolios with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Portfolio of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA transactions, delayed-delivery or sale-buybacks by and between the Sub-Advisers on behalf of the Portfolios and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged and/or received, and the net exposure by counterparty as of period end is disclosed in the Portfolio of Investments.

ISDA Master Agreements and Master Forward Agreements are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Under most ISDA Master Agreements and Master Forward Agreements, collateral is routinely pledged if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 (on a per counterparty basis) depending on the counterparty and the type of master agreement.

Collateral on OTC derivatives, forward settling transactions and centrally cleared derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies or foreign governments. Cash pledged as collateral by a Portfolio is reflected as cash held as collateral at the broker in the accompanying financial statements and generally is restricted from withdrawal by the Portfolio; securities pledged as collateral by a Portfolio are so noted in the accompanying Portfolio of Investments; both remain in the Portfolio’s assets. Securities received as collateral by counterparties are not included in the Portfolio’s assets because the Portfolio does not obtain effective control over those securities. The obligation to return cash collateral received from counterparties is included as a liability in the accompanying financial statements. Collateral posted or received by the Portfolio may be held in a segregated account at the respective counterparty or Portfolio’s custodian.

Cash and Statement of Cash Flows:

In accordance with U.S. GAAP, the Portfolios consider cash which is not readily investable or available for withdrawal, such as initial margin pledged for derivatives, to be restricted cash for the purposes of reporting in the Statement of Cash Flows.

Due to the volume of sale-buyback transactions during the six months ended June 30, 2026, the EQ/PIMCO Global Real Return Portfolio and EQ/PIMCO Real Return Portfolio are presenting a Statement of Cash Flows. The Statement of Cash Flows, as applicable, has been prepared using the indirect method which requires increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

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Repurchase Agreements:

During the six months ended June 30, 2026, the EQ/Money Market Portfolio entered into repurchase agreements through an account at JPMorgan Chase Bank, N.A. (“Custodian”), the Portfolio’s custodian, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For a repurchase agreement, Custodian takes possession of the collateral pledged for investments in such repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are included within the Portfolio’s Portfolio of Investments.

Securities Lending:

During the six months ended June 30, 2026, certain Portfolios entered into securities lending transactions. To generate additional income, a Portfolio may lend its portfolio securities, up to 30% of the market value of the Portfolio’s total assets, to brokers, dealers, and other financial institutions.

J.P. Morgan Chase Bank, N.A. (the “Lending Agent”) serves as securities lending agent for the securities lending program of the Trust. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Portfolio or the borrower at any time.

The Portfolios’ securities lending policies and procedures require that the borrower (i) deliver collateral consisting of cash or U.S. Government securities, equal to at least 102% of the value of the portfolio securities loaned with respect to each new loan of U.S. securities, and equal to at least 105% of the value of the portfolio securities loaned with respect to each new loan of non-U.S. securities; and, for loans of U.S. Treasury securities, collateral equal to the lesser of 102% of the loaned securities’ current market value or 100% of the loaned securities’ par value; (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is permitted to be invested in short-term, highly liquid investments, such as government money market funds and repurchase agreements, and shown in the Portfolio of Investments and included in calculating the Portfolio’s total assets. The Trust currently limits reinvestment of cash collateral under the program to investment in government money market funds. U.S. Government securities received as collateral, if any, are held in safekeeping by the Lending Agent and cannot be sold or repledged by the Portfolio and accordingly are not reflected in the Portfolio’s total assets. For additional information on the non-cash collateral received, please refer to note (xx) in the Portfolio of Investments. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.

The Portfolios receive payments from the Lending Agent equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the Lending Agent and reflected in the Statements of Operations under “Securities lending (net).” The Portfolios may invest cash collateral in government money market funds or repurchase agreements as indicated on the Portfolio of Investments, and record a liability in the Statements of Assets and Liabilities for the return of the collateral, during the period the

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securities are on loan. Such liabilities, if any, are reflected in the Statements of Assets and Liabilities under “Payable for return of collateral on securities loaned”. The Portfolios do not have the right to vote on securities while they are on loan. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the Lending Agent to be of good standing and creditworthy and approved by EIM. Loans are subject to termination by a Portfolio or the borrower at any time, and, therefore, are not considered to be illiquid investments. The Lending Agent receives a percentage of the total earnings of a Portfolio derived from the lending of the Portfolio’s securities.

The Securities Lending Agreement between the Trust and Lending Agent provides that in the event of a default by a borrower with respect to any loan, a Portfolio may terminate the loan and the Lending Agent will exercise any and all remedies provided under the applicable borrower agreement to make the Portfolio whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by the Lending Agent to exercise these remedies, the Portfolio sustains losses as a result of a borrower’s default, the Lending Agent indemnifies the Portfolio by purchasing replacement securities at the Lending Agent’s expense, or paying the Portfolio an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agreement between the Portfolio and Lending Agent.

At June 30, 2026, the Securities Lending Agreement does not permit a Portfolio to enforce a netting arrangement.

Market, Credit and Other Risks:

A Portfolio’s investments in financial instruments expose the Portfolio to various risks such as, but not limited to, market, interest rate, foreign currency, foreign securities, forward settling transactions, equity, and credit risks.

The market values of a Portfolio’s investments may decline due to factors that are specifically related to a particular company or issuer, such as poor management decisions, reduced demand for the issuer’s goods or services, and competitive pressures, as well as general market conditions, such as real or perceived adverse economic or political conditions, changes in the general outlook for corporate earnings, inflation rates and/or investor expectations concerning such rates, changes in interest rates or currency rates, recessions or adverse investor sentiment generally. The market values of a Portfolio’s investments may also decline due to factors that affect a particular sector or industry, such as the imposition (or threat) of tariffs; labor shortages or increased production costs and competitive conditions within the sector or industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Even when securities markets perform well, there is no assurance that the investments held by a Portfolio will increase in value along with the broader market. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events such as environmental, natural or man-made disasters or other catastrophes, public health crises (such as epidemics and pandemics), social unrest, supply chain disruptions, bank failures, widespread and prolonged power outages, and cybersecurity incidents, and governments’ reactions (or failure to react) to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. Geopolitical and other events, including acts of terrorism, tensions, war or other open conflicts between nations, or political or economic dysfunction within nations that are global economic powers or major producers of oil or other commodities, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Impacts from climate change may include significant risks to global financial assets and economic growth. Furthermore, impacts from the rapid development and increasingly widespread use of artificial intelligence technologies, including by market participants, may include significant risks to global financial markets.

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Changes in government or central bank policies, changes to regulations involving the securities markets, and political, diplomatic and other events within the United States and abroad may affect investor and consumer confidence and may increase uncertainty in or impair the operation of the U.S. or other security markets, perhaps suddenly and to a significant degree. High public debt and deficits in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty, and may negatively affect economic conditions and the values of markets, sectors, or companies in which a Portfolio invests.

Changes in interest rates may affect the yield, liquidity and value of investments in debt securities or other income-producing securities. Changes in interest rates also may affect the value of other securities. When interest rates rise, the value of a Portfolio’s debt securities generally declines. Conversely, when interest rates decline, the value of a Portfolio’s debt securities generally rises. Typically, the longer the maturity (i.e., the term of a debt security) or duration (i.e., a measure of the sensitivity of a debt security to changes in market interest rates, based on the entire cash flow associated with the security) of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of a Portfolio’s debt securities to interest rate risk will increase the greater the duration of those securities. Changes in government or central bank monetary policy may have a substantial and immediate impact on interest rates, which could result in losses to a Portfolio. It is difficult to predict accurately the timing, frequency, magnitude or direction of interest rate changes, and the evaluation of macro-economic and other conditions or events could cause a change in approach in the future. Fixed- income and related markets may continue to experience heightened levels of interest rate volatility. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. A Portfolio’s investments may not keep pace with inflation, and the value of an investment in a Portfolio may be eroded over time by inflation. Changes in government or central bank policies, including changes in federal tax policy or changes in the implementation of specific policy goals, could negatively affect the value and liquidity of a Portfolio’s investments and cause it to lose money.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns. The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding. Investments in foreign securities, including depositary receipts, involve risks not associated with, or more prevalent than those that may be associated with, investments in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices, as well as changes in international trading patterns, also may adversely impact security values, and it may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.

Tensions, wars, or other open conflicts between nations, such as between Russia and Ukraine, in the Middle East, and in eastern Asia, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the

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financial markets. The extent and duration of ongoing hostilities or military actions and the repercussions of such actions are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. The resulting adverse market conditions could be prolonged. These and any related events could significantly impact a Portfolio’s performance and the value of an investment in a Portfolio, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries or regions directly affected. In addition, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If China were to attempt unification of Taiwan by coercion or force, economies, markets and individual securities may be severely affected both regionally and globally.

Forward settling transactions and forward foreign currency contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, a Portfolio may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security. The use of forward settling transactions may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss.

Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. In addition, common stock prices may be particularly sensitive to rising interest rates, which increase borrowing costs and the costs of capital.

A Portfolio will be exposed to credit risk with respect to the parties with whom it trades and will also bear the risk of settlement default. A Portfolio is subject to the risk that the issuer or guarantor of a fixed income security, or the counterparty to a transaction, is unable or unwilling, or is perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations, which may cause the Portfolio’s holding to lose value. The downgrade of a security’s credit rating may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly.

Certain Portfolios may invest in below investment grade high-yield securities (commonly known as “junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating a Portfolio’s NAV.

A Portfolio that invests in affiliated mutual funds, unaffiliated mutual funds and ETFs indirectly pays a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Portfolio may be higher than the cost of investing in a Portfolio that invests directly in individual securities and financial instruments. The Portfolio also is subject to certain risks related

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to the underlying funds’ and ETFs’ investments in securities and financial instruments (such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities) and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the underlying funds or ETFs to meet their investment objectives. With respect to a Portfolio’s investments in index-based ETFs, there is also the risk that an ETF’s performance may not match that of the index it seeks to track. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of a Portfolio’s investments in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with a Portfolio correlate to those of a particular underlying fund or ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the underlying fund or ETF, which will vary.

Offsetting Assets and Liabilities:

The Portfolios may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types, they allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Segment Reporting:

In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Trust’s chief operating decision maker (“CODM”) has determined that each Portfolio represents a single operating segment. A senior executive team comprised of the Trust’s President and Chief Operating Officer serves as the CODM. The CODM’s decision is based on the fact that each Portfolio has a single investment strategy that is disclosed in the Portfolio’s prospectus; each Portfolio’s performance is assessed, and resources are allocated, at the Portfolio level; and each Portfolio’s operating results are reviewed for the Portfolio as a whole. For each Portfolio, the financial information reviewed by the CODM is consistent with the Portfolio’s Financial Statements included herein.

Note 2	Management of the Trust

The Trust, on behalf of each Portfolio, has entered into an investment advisory agreement (the “Advisory Agreement”) with EIM which provides that the Adviser is responsible for (i) providing a continuous investment program for the Portfolios; (ii) monitoring the implementation of the investment program for each Portfolio; (iii) assessing the investment objectives and policies, composition, investment style and investment process for each Portfolio; (iv) effecting transactions for each Portfolio and selecting brokers or dealers to execute such transactions; (v) developing and evaluating strategic initiatives with respect to the Portfolios; (vi) making recommendations to the Board regarding the investment programs of the Portfolios, including any changes to the investment objectives and policies of a Portfolio; (vii) coordinating and/or implementing strategic initiatives approved by the Board; and (viii) preparing and providing reports to the Board on the impact of such strategic initiatives. The Advisory Agreement also permits the Adviser, subject to the direction and control of the Board, to delegate any of its duties with respect to one or more Portfolios to a Sub-Adviser. Under the Advisory Agreement, the Adviser has, with respect to each sub-advised Portfolio, (i) overall supervisory responsibility for the general management and investment of a Portfolio’s assets; (ii) full discretion to select new or additional Sub-Advisers for a Portfolio; (iii) full discretion to enter into and materially modify existing sub-advisory agreements (“Sub-Advisory

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Agreements”) with Sub-Advisers; and (iv) full discretion to terminate and replace any Sub-Adviser. In connection with the Adviser’s responsibilities under the Advisory Agreement, the Adviser will oversee the performance of delegated functions by each Sub-Adviser, assess each Portfolio’s investment focus, and furnish the Board with periodic reports concerning the performance of delegated responsibilities by the Sub-Adviser.

For its services under the Advisory Agreement, the Adviser is entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
EQ/All Asset Growth Allocation	0.100% of average daily net assets
Target 2015 Allocation	0.100% of average daily net assets
Target 2025 Allocation	0.100% of average daily net assets
Target 2035 Allocation	0.100% of average daily net assets
Target 2045 Allocation	0.100% of average daily net assets
Target 2055 Allocation	0.100% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
1290 VT DoubleLine Opportunistic Bond	0.600%	0.575%	0.550%	0.530%	0.520%
1290 VT Equity Income	0.750	0.700	0.675	0.650	0.625
1290 VT GAMCO Mergers & Acquisitions	0.900	0.850	0.825	0.800	0.775
1290 VT GAMCO Small Company Value	0.750	0.700	0.675	0.650	0.625
1290 VT High Yield Bond	0.600	0.580	0.560	0.540	0.530
1290 VT Micro Cap	0.850	0.800	0.775	0.750	0.725
1290 VT Moderate Growth Allocation	0.700	0.650	0.625	0.600	0.575
1290 VT Small Cap Value	0.800	0.750	0.725	0.700	0.675
1290 VT SmartBeta Equity ESG	0.700	0.650	0.625	0.600	0.575
EQ/AB Dynamic Aggressive Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Dynamic Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Dynamic Moderate Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Short Duration Government Bond	0.450	0.430	0.410	0.390	0.380
EQ/AB Small Cap Growth	0.550	0.500	0.475	0.450	0.425
EQ/American Century Mid Cap Value	0.900	0.850	0.825	0.800	0.775
EQ/American Century Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Capital Group Research	0.650	0.600	0.575	0.550	0.525
EQ/ClearBridge Large Cap Growth ESG	0.650	0.600	0.575	0.550	0.525
EQ/Core Plus Bond	0.600	0.580	0.560	0.540	0.530
EQ/Emerging Markets Equity PLUS	0.700	0.650	0.625	0.600	0.575
EQ/Fidelity Institutional AM® Large Cap	0.540	0.500	0.475	0.450	0.425
EQ/Franklin Rising Dividends	0.600	0.550	0.510	0.490	0.475
EQ/Goldman Sachs Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Goldman Sachs Mid Cap Value	0.770	0.750	0.725	0.680	0.670
EQ/Goldman Sachs Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Invesco Comstock	0.650	0.600	0.575	0.550	0.525
EQ/Invesco Global	0.850	0.800	0.775	0.750	0.725
EQ/Invesco Global Real Assets	0.735	0.700	0.675	0.650	0.625
EQ/Invesco Moderate Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Invesco Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675

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	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/Janus Enterprise	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/JPMorgan Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/JPMorgan Growth Stock	0.750	0.700	0.675	0.650	0.625
EQ/JPMorgan Hedged Equity and Premium Income	0.700	0.650	0.625	0.600	0.575
EQ/JPMorgan Value Opportunities	0.600	0.550	0.525	0.500	0.475
EQ/Lazard Emerging Markets Equity	1.000	0.950	0.925	0.900	0.875
EQ/Loomis Sayles Growth	0.750	0.700	0.675	0.650	0.625
EQ/MFS International Growth	0.850	0.800	0.775	0.750	0.725
EQ/MFS International Intrinsic Value	0.860	0.820	0.700	0.700	0.700
EQ/MFS Mid Cap Focused Growth	0.850	0.800	0.775	0.750	0.725
EQ/MFS Technology	0.750	0.700	0.675	0.650	0.625
EQ/MFS Utilities Series	0.730	0.700	0.670	0.650	0.625
EQ/Money Market	0.350	0.325	0.280	0.270	0.250
EQ/Morgan Stanley Small Cap Growth	0.800	0.750	0.725	0.700	0.675
EQ/PIMCO Global Real Return	0.600	0.575	0.550	0.530	0.520
EQ/PIMCO Real Return	0.500	0.475	0.450	0.430	0.420
EQ/PIMCO Total Return ESG	0.500	0.475	0.450	0.430	0.420
EQ/PIMCO Ultra Short Bond	0.500	0.475	0.450	0.430	0.420
EQ/Quality Bond PLUS	0.400	0.380	0.360	0.340	0.330
EQ/T. Rowe Price Health Sciences	0.950	0.900	0.875	0.850	0.825
EQ/Value Equity	0.560	0.540	0.520	0.500	0.475
EQ/Wellington Energy	0.850	0.800	0.775	0.750	0.725
Multimanager Aggressive Equity	0.580	0.550	0.525	0.500	0.475
Multimanager Core Bond	0.550	0.530	0.510	0.490	0.480
Multimanager Technology	0.950	0.900	0.875	0.850	0.825

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Next $2.5 Billion	Thereafter
EQ/ClearBridge Select Equity Managed Volatility	0.700%	0.665%	0.635%	0.610%	0.560%	0.540%
EQ/Franklin Small Cap Value Managed Volatility	0.700	0.665	0.635	0.610	0.560	0.540
EQ/Global Equity Managed Volatility	0.740	0.720	0.690	0.665	0.615	0.590
EQ/International Core Managed Volatility	0.600	0.575	0.550	0.525	0.475	0.450
EQ/International Value Managed Volatility	0.600	0.575	0.550	0.525	0.475	0.450
EQ/Large Cap Core Managed Volatility	0.500	0.475	0.450	0.425	0.375	0.350
EQ/Large Cap Growth Managed Volatility	0.500	0.475	0.450	0.425	0.375	0.350
EQ/Large Cap Value Managed Volatility	0.500	0.475	0.450	0.425	0.375	0.350
EQ/Mid Cap Value Managed Volatility	0.550	0.525	0.500	0.475	0.425	0.400

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $6 Billion	Next $2 Billion	Thereafter
ATM International Managed Volatility	0.450%	0.425%	0.400%	0.350%	0.325%	0.300%
ATM Large Cap Managed Volatility	0.450	0.425	0.400	0.350	0.325	0.300
ATM Mid Cap Managed Volatility	0.450	0.425	0.400	0.350	0.325	0.300
ATM Small Cap Managed Volatility	0.450	0.425	0.400	0.350	0.325	0.300
EQ/500 Managed Volatility	0.450	0.425	0.400	0.350	0.325	0.300
EQ/400 Managed Volatility	0.450	0.425	0.400	0.350	0.325	0.300
EQ/2000 Managed Volatility	0.450	0.425	0.400	0.350	0.325	0.300
EQ/lnternational Managed Volatility	0.450	0.425	0.400	0.350	0.325	0.300

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $4 Billion	Next $3 Billion	Thereafter
EQ/Aggressive Allocation	0.100%	0.0925%	0.0900%	0.0875%	0.0825%	0.0800%
EQ/Aggressive Growth Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Balanced Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Conservative Allocation	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Conservative Growth Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Conservative-Plus Allocation	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Conservative Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Growth Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Moderate Allocation	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Moderate Growth Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Moderate-Plus Allocation	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Ultra Conservative Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Thereafter
1290 VT Multi-Alternative Strategies	0.500%	0.450%	0.425%

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Next $2 Billion	Next $2 Billion	Thereafter
1290 VT Convertible Securities	0.500%	0.450%	0.425%	0.400%	0.375%
1290 VT Natural Resources	0.500	0.450	0.425	0.400	0.375
1290 VT Real Estate	0.500	0.450	0.425	0.400	0.375
1290 VT Socially Responsible	0.500	0.450	0.425	0.400	0.375
EQ/Common Stock Index	0.350	0.300	0.275	0.250	0.225
EQ/Equity 500 Index	0.250	0.200	0.175	0.150	0.125
EQ/International Equity Index	0.400	0.350	0.325	0.300	0.275
EQ/Large Cap Growth Index	0.350	0.300	0.275	0.250	0.225
EQ/Large Cap Value Index	0.350	0.300	0.275	0.250	0.225
EQ/Mid Cap Index	0.350	0.300	0.275	0.250	0.225
EQ/Small Company Index	0.250	0.200	0.175	0.150	0.125

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Next $2 Billion	Thereafter
EQ/Core Bond Index	0.350%	0.300%	0.275%	0.250%
EQ/Intermediate Corporate Bond	0.350	0.300	0.275	0.250
EQ/Intermediate Government Bond	0.350	0.300	0.275	0.250
EQ/Long-Term Bond	0.350	0.300	0.275	0.250

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Thereafter
Equitable Conservative Growth MF/ETF	0.1500%	0.1425%	0.1400%	0.1375%	0.1350%
Equitable Growth MF/ETF	0.1500	0.1425	0.1400	0.1375	0.1350
Equitable Moderate Growth MF/ETF	0.1500	0.1425	0.1400	0.1375	0.1350

On behalf of the Trust, the Adviser has entered into Sub-Advisory Agreements with each of the Sub-Advisers with respect to the Trust’s Portfolios (except the EQ/All Asset Growth Allocation Portfolio, Equitable Conservative Growth MF/ETF Portfolio, Equitable Moderate Growth MF/ETF Portfolio, Equitable Growth MF/ETF Portfolio, EQ/JPMorgan Hedged Equity and Premium Income Portfolio, ETF Portfolios, EQ Allocation Portfolios, Target Allocation Portfolios, and Strategic Allocation Series Portfolios). Each of the Sub-Advisory Agreements obligates the Sub-Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the Sub-Advisers’ fees.

Indemnification of Trustees and Officers:

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that may provide for general indemnifications. A Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust and management expect the risk of loss to be remote.

Compensation of Officers:

Each officer of the Trust is an employee of Equitable Financial, EIM and/or Equitable Distributors, LLC (“Equitable Distributors” or the “Distributor”). No officer of the Trust, other than the Chief Compliance Officer, receives compensation paid by the Trust. During the six months ended June 30, 2026, the two trusts in the fund complex reimbursed EIM for $305,000 of the Chief Compliance Officer’s compensation, including $302,136 reimbursed by the Trust.

Note 3	Administrative Fees

Equitable Investment Management, LLC (the “Administrator”), an affiliate of EIM, serves as Administrator to the Trust. The Administrator provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, the Administrator has access to the office space, equipment, personnel and facilities required to provide such services to the Trust. The Administrator may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays the Administrator monthly fees, as follows:

Each of the 1290 VT Moderate Growth Allocation Portfolio, EQ/AB Dynamic Aggressive Growth Portfolio, EQ/AB Dynamic Growth Portfolio, EQ/AB Dynamic Moderate Growth Portfolio, EQ/AB Small Cap Growth Portfolio, EQ/American Century Moderate Growth Allocation Portfolio, EQ/ Goldman Sachs Growth Allocation Portfolio, EQ/Goldman Sachs Moderate Growth Allocation Portfolio, EQ/Invesco Moderate Allocation Portfolio, EQ/Invesco Moderate Growth Allocation Portfolio, EQ/JPMorgan Growth Allocation Portfolio, EQ/JPMorgan Hedged Equity and Premium Income Portfolio, the Tactical Portfolios, the Multiadviser Portfolios, EQ/All Asset Growth Allocation Portfolio, Equitable Conservative Growth MF/ETF Portfolio, Equitable Growth MF/ETF Portfolio, Equitable Moderate Growth MF/ETF Portfolio, the Strategic Allocation Series Portfolios, the EQ Allocation Portfolios, the Target Allocation Portfolios, and EQ/Core Plus Bond Portfolio pays a proportionate share of a contractual asset-based administration fee based on the aggregate average daily net assets of the above mentioned Portfolios (“Administration Group 1”), as follows:

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June 30, 2026 (Unaudited)

0.140% on the first $60 billion

0.110% on the next $20 billion

0.0775% on the next $20 billion

0.0750% on the next $20 billion

0.0725% on net assets thereafter

The asset-based administration fee is calculated and billed monthly, and each Portfolio in Administration Group 1 is subject to a minimum annual fee of $32,500.

Each of the other Portfolios (“Administration Group 2”) pays a proportionate share of a contractual asset-based administration fee based on the aggregate average daily net assets of Administration Group 2 as follows:

0.100% on the first $30 billion

0.0975% on the next $10 billion

0.0900% on the next $5 billion

0.0775% on the next $10 billion

0.0750% on the next $30 billion

0.0725% on net assets thereafter

The asset-based administration fee is calculated and billed monthly, and each Portfolio in Administration Group 2 is subject to a minimum annual fee of $30,000.

Pursuant to a sub-administration arrangement with the Administrator and EIM, the Sub-Administrator assists the Administrator in providing the Trust with certain administrative services, including portfolio compliance and portfolio accounting support services, subject to the supervision of the Administrator. The Administrator pays the Sub-Administrator a fee for these services.

Note 4	Custody Fees

The Trust has entered into a custody agreement (the “Custody Agreement”) with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolio. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities. As of June 30, 2026, certain of the Portfolios maintain significant cash balances with the Custodian or its affiliates. These balances are presented as cash on each Portfolio’s Statement of Assets and Liabilities.

Note 5	Distribution Plans

The Trust, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC, an indirect wholly-owned subsidiary of Equitable Financial and an affiliate of EIM, pursuant to which the Distributor serves as the principal underwriter of the Class IA, Class IB and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of Class IA and Class IB shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class IA and Class IB shares for which it provides service.

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June 30, 2026 (Unaudited)

Note 6	Expense Limitation

EIM and the Administrator have contractually agreed to limit the expenses of certain Portfolios (exclusive of certain items noted below) through April 30, 2027 (unless the Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”). Pursuant to the Expense Limitation Agreement, EIM has agreed to waive its and its affiliates’ management, administrative and other fees and, if necessary, make payments to a Portfolio to limit the expenses of each Portfolio listed below so that the total annual operating expenses of each Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, acquired fund fees and expenses (except as noted in the table below), and extraordinary expenses not incurred in the ordinary course of such Portfolio’s business) do not exceed the following annual rates:

Portfolios:	Maximum Annual Operating Expense Limit
	Class IA+		Class IB+		Class K
EQ/All Asset Growth Allocation	N/A		1.25	%*	1.00	%*
EQ/Ultra Conservative Strategy	N/A		0.95	*	N/A
EQ/Conservative Strategy	N/A		0.95	*	N/A
EQ/Conservative Growth Strategy	N/A		1.00	*	N/A
EQ/Balanced Strategy	N/A		1.05	*	N/A
EQ/Moderate Growth Strategy	N/A		1.10	*	N/A
EQ/Growth Strategy	N/A		1.10	*	N/A
EQ/Aggressive Growth Strategy	N/A		1.15	*	N/A
EQ/Conservative Allocation	N/A		1.00	*	0.75	*
EQ/Conservative-Plus Allocation	N/A		1.10	*	0.85	*
EQ/Moderate Allocation**	1.08	%*	1.08	*	0.83	*
EQ/Moderate-Plus Allocation**	N/A		1.11	*	0.86	*
EQ/Aggressive Allocation**	N/A		1.15	*	0.90	*
Equitable Conservative Growth MF/ETF	N/A		1.10	*	0.85	*
Equitable Moderate Growth MF/ETF	N/A		1.10	*	0.85	*
Equitable Growth MF/ETF	N/A		1.15	*	0.90	*
Target 2015 Allocation	N/A		1.10	*	0.85	*
Target 2025 Allocation	N/A		1.10	*	0.85	*
Target 2035 Allocation	N/A		1.10	*	0.85	*
Target 2045 Allocation	N/A		1.10	*	0.85	*
Target 2055 Allocation	N/A		1.10	*	0.85	*
1290 VT Moderate Growth Allocation	N/A		1.10	*	N/A
1290 VT Multi-Alternative Strategies	N/A		1.10		0.85
1290 VT Convertible Securities	N/A		0.90		0.65
1290 VT DoubleLine Opportunistic Bond	N/A		0.90		0.65
1290 VT Equity Income	N/A		0.95		0.70
1290 VT GAMCO Mergers & Acquisitions	N/A		1.25		1.00
1290 VT GAMCO Small Company Value	N/A		1.07		0.82
1290 VT High Yield Bond	N/A		1.00		0.75
1290 VT Micro Cap	N/A		1.15		0.90
1290 VT Natural Resources	N/A		0.90	*	0.65	*
1290 VT Real Estate	N/A		0.90		0.65
1290 VT Small Cap Value	N/A		1.15		0.90
1290 VT SmartBeta Equity ESG	N/A		1.10		0.85
1290 VT Socially Responsible	N/A		1.15		0.90
ATM Large Cap Managed Volatility	N/A		N/A		0.60
ATM Mid Cap Managed Volatility	N/A		N/A		0.60
ATM Small Cap Managed Volatility	N/A		N/A		0.60

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June 30, 2026 (Unaudited)

Portfolios:	Maximum Annual Operating Expense Limit
	Class IA+		Class IB+		Class K
ATM International Managed Volatility	N/A		N/A		0.65%
EQ/500 Managed Volatility	N/A		0.85%		0.60
EQ/400 Managed Volatility	N/A		0.85		0.60
EQ/2000 Managed Volatility	N/A		0.85		0.60
EQ/International Managed Volatility	N/A		0.90		0.65
EQ/AB Dynamic Aggressive Growth	N/A		1.15	*	N/A
EQ/AB Dynamic Growth	N/A		1.15	*	N/A
EQ/AB Dynamic Moderate Growth	N/A		1.15	*	N/A
EQ/AB Short Duration Government Bond**	0.765%		0.765		0.515
EQ/AB Small Cap Growth	N/A		1.00		0.75
EQ/American Century Mid Cap Value	N/A		1.00	*	0.75	*
EQ/American Century Moderate Growth Allocation	N/A		1.15	*	N/A
EQ/Capital Group Research	N/A		0.95		0.70
EQ/ClearBridge Large Cap Growth ESG	N/A		1.00		0.75
EQ/Clearbridge Select Equity Managed Volatility	N/A		1.05		0.80
EQ/Common Stock Index**	0.6675		0.6675		0.4175
EQ/Core Bond Index**	N/A		0.615		0.365
EQ/Core Plus Bond	0.93	*	0.93	*	0.68	*
EQ/Emerging Markets Equity PLUS	N/A		1.20		0.95
EQ/Equity 500 Index**	0.53		0.53		0.28
EQ/Fidelity Institutional AM® Large Cap	N/A		0.87	*	0.62	*
EQ/Franklin Rising Dividends	N/A		0.87	*	0.62	*
EQ/Franklin Small Cap Value Managed Volatility	N/A		1.05		0.80
EQ/Global Equity Managed Volatility**	N/A		1.075		0.825
EQ/Goldman Sachs Growth Allocation	N/A		1.15	*	N/A
EQ/Goldman Sachs Mid Cap Value	N/A		1.09	*	0.84	*
EQ/Goldman Sachs Moderate Growth Allocation	N/A		1.15	*	N/A
EQ/Intermediate Corporate Bond**	N/A		0.64		0.39
EQ/Intermediate Government Bond**	0.615		0.615		0.365
EQ/International Core Managed Volatility	N/A		1.05		0.80
EQ/International Equity Index	0.72	*	0.72	*	0.47	*
EQ/International Value Managed Volatility	N/A		1.05		0.80
EQ/Invesco Comstock	N/A		1.00		0.75
EQ/Invesco Global	N/A		1.10		0.85
EQ/Invesco Global Real Assets	N/A		1.20	*	0.95	*
EQ/Invesco Moderate Allocation	N/A		1.15	*	N/A
EQ/Invesco Moderate Growth Allocation	N/A		1.15	*	N/A
EQ/Janus Enterprise	N/A		1.05		0.80
EQ/JPMorgan Growth Allocation	N/A		1.15	*	N/A
EQ/JPMorgan Growth Stock	N/A		0.96		0.71
EQ/JPMorgan Hedged Equity and Premium Income	N/A		1.15	*	N/A
EQ/JPMorgan Value Opportunities	N/A		1.00		0.75
EQ/Large Cap Core Managed Volatility	N/A		0.90		0.65
EQ/Large Cap Growth Index	N/A		0.73		0.48
EQ/Large Cap Growth Managed Volatility	N/A		0.90		0.65
EQ/Large Cap Value Index	N/A		0.75		0.50
EQ/Large Cap Value Managed Volatility	N/A		0.90		0.65
EQ/Lazard Emerging Markets Equity	N/A		1.35	*	1.10	*
EQ/Long-Term Bond**	N/A		0.64		0.39
EQ/Loomis Sayles Growth**	N/A		1.03		0.78
EQ/MFS International Growth	N/A		1.10		0.85

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June 30, 2026 (Unaudited)

Portfolios:	Maximum Annual Operating Expense Limit
	Class IA+	Class IB+		Class K
EQ/MFS International Intrinsic Value	N/A	1.15	*%	0.90	*%
EQ/MFS Mid Cap Focused Growth	N/A	1.10	*	0.85	*
EQ/MFS Technology	N/A	1.14	*	0.89	*
EQ/MFS Utilities Series	N/A	1.05	*	0.80	*
EQ/Mid Cap Index	N/A	0.64		0.39
EQ/Mid Cap Value Managed Volatility	N/A	1.00		0.75
EQ/Morgan Stanley Small Cap Growth	N/A	1.15		0.90
EQ/PIMCO Global Real Return	N/A	0.85		0.60
EQ/PIMCO Real Return	N/A	0.75	*	0.50	*
EQ/PIMCO Total Return ESG	N/A	0.75	*	0.50	*
EQ/PIMCO Ultra Short Bond	N/A	0.79		0.54
EQ/Quality Bond PLUS**	0.80%	0.80		0.55
EQ/Small Company Index	N/A	0.64		0.39
EQ/T. Rowe Price Health Sciences	N/A	1.20	*	0.95	*
EQ/Value Equity	N/A	0.95		0.70
EQ/Wellington Energy	N/A	1.19	*	0.94	*
Multimanager Aggressive Equity	1.00	1.00		0.75
Multimanager Core Bond	N/A	0.85		0.60
Multimanager Technology	N/A	1.17		0.92

*	For purposes of calculating the maximum annual operating expense limit, acquired fund fees and expenses are included in annual operating expenses.
**	The maximum annual operating expense limit was in effect by EIM and the Administrator on a voluntary basis during the period January 1, 2026, through April 30, 2026.
+	Includes amounts payable pursuant to Rule 12b-1 under the 1940 Act.
N/A	This class of shares is not offered.

For each Portfolio listed in the table below, the following maximum annual operating expense limits were implemented by EIM and the Administrator on a voluntary basis beginning on June 29, 2026:

Portfolios:	Maximum Annual Operating Expense Limit
	Class IA+	Class IB+	Class K
EQ/Core Bond Index	N/A	0.605%	0.355%
EQ/Intermediate Government Bond	0.605%	0.605	0.355
Multimanager Core Bond Portfolio	N/A	0.845	0.595

+	Includes amounts payable pursuant to Rule 12b-1 under the 1940 Act.
N/A	This class of shares is not offered.

Voluntary waivers may be discontinued at any time.

For each Portfolio listed in the table below, the following maximum annual operating expense limits were in effect on a contractual basis from January 1, 2026 through April 30, 2026:

Portfolios:	Maximum Annual Operating Expense Limit
	Class IA+	Class IB+		Class K
EQ/AB Short Duration Government Bond Portfolio	0.77%	0.77%		0.52%
EQ/Aggressive Allocation Portfolio	N/A	1.25	*	1.00	*
EQ/Common Stock Index Portfolio	0.67	0.67		0.42
EQ/Core Bond Index Portfolio	N/A	0.62		0.37
EQ/Equity 500 Index Portfolio	0.5375	0.5375		0.2875

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June 30, 2026 (Unaudited)

Portfolios:	Maximum Annual Operating Expense Limit
	Class IA+		Class IB+		Class K
EQ/Global Equity Managed Volatility Portfolio	N/A		1.10%		0.85%
EQ/Intermediate Corporate Bond Portfolio	N/A		0.65		0.40
EQ/Intermediate Government Bond Portfolio	0.62%		0.62		0.37
EQ/Long-Term Bond Portfolio	N/A		0.65		0.40
EQ/Loomis Sayles Growth Portfolio	N/A		1.05		0.80
EQ/Moderate Allocation Portfolio	1.15	*	1.15	*	0.90	*
EQ/Moderate-Plus Allocation Portfolio	N/A		1.20	*	0.95	*
EQ/Quality Bond PLUS Portfolio	0.85		0.85		0.60

+	Includes amounts payable pursuant to Rule 12b-1 under the 1940 Act.
*	For purposes of calculating the maximum annual operating expense limit, acquired fund fees and expenses are included in annual operating expenses.
N/A	This class of shares is not offered.

Each Portfolio may at a later date reimburse to EIM the amount of any such waivers or payments provided that the waivers or payments are reimbursed within three years of the waivers or payments being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower. Consequently, no reimbursement by a Portfolio will be made unless the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period. Any reimbursement will be based on the earliest fees waived or payments made by EIM.

Reimbursements during the period are presented as Recoupment Fees in the Statement of Operations. During the six months ended June 30, 2026, the following Portfolios incurred Recoupment Fees and as of June 30, 2026, no commitment or contingent liability is expected:

Portfolios:	Recoupment Fees
Target 2055 Allocation	$20,230
EQ/Common Stock Index	52,244

$72,474

At June 30, 2026, under the Expense Limitation Agreement, the amount eligible for potential recoupment from each Portfolio, and its respective expiration year, is as follows:

Fund	2026	2027	2028	2029	TOTAL
EQ/Conservative Allocation	$322,192	$404,872	$332,238	$139,380	$1,198,682
Equitable Conservative Growth MF/ETF	38,911	29,588	38,645	10,384	117,528
Equitable Moderate Growth MF/ETF	70,066	94,032	105,669	46,340	316,107
Equitable Growth MF/ETF	69,197	91,043	109,086	48,218	317,544
Target 2015 Allocation	84,957	122,385	143,238	68,863	419,443
Target 2025 Allocation	48,873	18,851	39,788	15,688	123,200
1290 VT Moderate Growth Allocation	81,783	175,986	173,036	83,294	514,099
1290 VT Multi-Alternative Strategies	58,263	64,547	69,562	19,891	212,263
1290 VT Convertible Securities	50,196	102,387	98,711	45,618	296,912
1290 VT DoubleLine Opportunistic Bond	255,573	505,305	488,893	236,049	1,485,820
1290 VT Equity Income	453,478	891,803	824,901	401,644	2,571,826
1290 VT GAMCO Mergers & Acquisitions	73,864	147,844	130,027	62,719	414,454
1290 VT High Yield Bond	90,285	176,603	223,868	96,788	587,544

1365

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026 (Unaudited)

Fund	2026	2027	2028	2029	TOTAL
1290 VT Micro Cap	$151,884	$362,688	$307,285	$163,466	$985,323
1290 VT Natural Resources	90,125	204,065	217,583	99,013	610,786
1290 VT Real Estate	53,102	185,735	178,069	80,548	497,454
1290 VT Small Cap Value	371,883	366,917	427,436	177,820	1,344,056
1290 VT SmartBeta Equity ESG	54,093	10,952	3,384	-	68,429
ATM Mid Cap Managed Volatility	46,570	163,347	129,965	60,304	400,186
ATM Small Cap Managed Volatility	67,251	154,635	121,708	39,232	382,826
EQ/400 Managed Volatility	60,821	75,232	72,977	24,247	233,277
EQ/AB Dynamic Aggressive Growth	146,908	333,489	322,306	146,881	949,584
EQ/AB Dynamic Growth	104,287	185,364	140,146	6,090	435,887
EQ/AB Short Duration Government Bond	-	-	-	72,697	72,697
EQ/American Century Mid Cap Value	872,321	1,761,667	1,749,549	892,448	5,275,985
EQ/American Century Moderate Growth Allocation	92,077	206,311	223,292	114,971	636,651
EQ/Capital Group Research	169,406	250,141	313,581	233,885	967,013
EQ/ClearBridge Large Cap Growth ESG	72,356	125,534	117,076	81,184	396,150
EQ/ClearBridge Select Equity Managed Volatility	222,577	446,619	440,716	209,281	1,319,193
EQ/Common Stock Index	-	-	-	79,077	79,077
EQ/Core Bond Index	-	-	-	590,016	590,016
EQ/Core Plus Bond	725,789	856,817	857,426	425,938	2,865,970
EQ/Emerging Markets Equity PLUS	115,706	242,388	227,010	129,959	715,063
EQ/Equity 500 Index	-	-	-	38,583	35,583
EQ/Fidelity Institutional AM® Large Cap	232,930	382,489	331,325	236,272	1,183,016
EQ/Franklin Rising Dividends	196,185	392,924	383,793	193,038	1,165,940
EQ/Franklin Small Cap Value Managed Volatility	156,572	334,166	322,789	155,258	968,785
EQ/Global Equity Managed Volatility	-	-	-	253,601	253,601
EQ/Goldman Sachs Growth Allocation	221,355	578,280	716,554	358,666	1,874,855
EQ/Goldman Sachs Mid Cap Value	83,404	148,848	152,057	75,479	459,788
EQ/Goldman Sachs Moderate Growth Allocation	266,368	541,308	536,944	245,842	1,590,462
EQ/Intermediate Corporate Bond	-	-	-	175,044	175,044
EQ/Intermediate Government Bond	-	-	-	481,149	481,149
EQ/International Equity Index	655,606	1,230,117	1,478,887	593,350	3,957,960
EQ/Invesco Comstock	76,324	126,431	120,270	56,205	379,230
EQ/Invesco Global	293,212	717,706	720,854	360,834	2,092,606
EQ/Invesco Moderate Allocation	163,097	326,904	323,493	157,594	971,088
EQ/Invesco Moderate Growth Allocation	164,373	373,599	389,349	198,658	1,125,979
EQ/JPMorgan Growth Allocation	325,206	801,481	739,956	293,490	2,160,133
EQ/JPMorgan Growth Stock	1,238,926	2,762,762	2,800,284	1,600,375	8,402,347
EQ/JPMorgan Hedged Equity and Premium Income	140,657	293,782	786,027	546,654	1,767,120
EQ/Lazard Emerging Markets Equity	296,591	577,668	565,438	330,848	1,770,545
EQ/Long-Term Bond	-	-	-	249,353	249,353
EQ/Loomis Sayles Growth	-	-	-	125,376	125,376
EQ/MFS International Growth	848,269	1,615,789	1,706,155	840,438	5,010,651
EQ/MFS International Intrinsic Value	523,269	913,376	952,821	453,255	2,842,721
EQ/MFS Mid Cap Focused Growth	307,081	646,860	676,177	316,505	1,946,623
EQ/MFS Utilities Series	123,337	218,070	223,263	156,922	721,592
EQ/Mid Cap Index	732,222	1,045,191	1,000,737	735,911	3,514,061
EQ/Morgan Stanley Small Cap Growth	179,436	350,387	377,093	175,681	1,082,597
EQ/PIMCO Global Real Return	167,827	302,936	315,378	155,093	941,234
EQ/PIMCO Real Return	144,298	281,277	282,819	139,703	848,097

1366

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026 (Unaudited)

Fund	2026	2027	2028	2029	TOTAL
EQ/PIMCO Total Return ESG	$264,666	$520,632	$509,687	$251,660	$1,546,645
EQ/PIMCO Ultra Short Bond	384,489	734,163	712,723	342,088	2,173,463
EQ/Quality Bond PLUS	—	—	—	31,600	31,600
EQ/T. Rowe Price Health Sciences	159,759	318,576	270,963	137,910	887,208
EQ/Wellington Energy	94,384	157,066	161,762	104,522	517,734
Multimanager Core Bond	653,753	1,319,547	1,259,497	634,678	3,867,475
Multimanager Technology	1,265,682	2,000,549	1,990,734	1,681,197	6,938,162

During the six months ended June 30, 2026, EIM and the Administrator voluntarily waived fees for certain Portfolios. These amounts are included in voluntary waiver from investment adviser on the Statement of Operations for each Portfolio and are not eligible for recoupment.

Note 7	Percentage of Ownership by Affiliates

The following table shows the percentage of ownership of the net assets of the Portfolios listed held by Equitable Financial at June 30, 2026:

Portfolios:	Percentage of Ownership
Equitable Moderate Growth MF/ETF	32%
Equitable Growth MF/ETF	31
1290 VT Multi-Alternative Strategies	60
1290 VT Convertible Securities	32

Shares of the Trust are offered to separate accounts of insurance companies in connection with the Contracts and may be offered to tax-qualified retirement plans and other qualified investors. Equitable Financial may be deemed to be a control person with respect to the Trust by virtue of its record ownership of the Trust’s shares as of June 30, 2026. Shareholders owning more than 25% of the outstanding shares of a Portfolio may be able to determine the outcome of most issues that are submitted to shareholders for a vote.

Shares of certain Portfolios may be held as underlying investments by EQ/All Asset Growth Allocation Portfolio, the Strategic Allocation Series Portfolios, EQ Allocation Portfolios, and Target Allocation Portfolios. The following tables show the percentage of ownership of the net assets of the Portfolios listed held by EQ/All Asset Growth Allocation Portfolio, the Strategic Allocation Series Portfolios, EQ Allocation Portfolios, and Target Allocation Portfolios at June 30, 2026.

Portfolios:	EQ/All Asset Growth Allocation
1290 VT Convertible Securities	21.89%
1290 VT DoubleLine Opportunistic Bond	1.93
1290 VT Equity Income	2.16
1290 VT GAMCO Mergers & Acquisitions	14.95
1290 VT GAMCO Small Company Value	0.77
1290 VT High Yield Bond	3.30
1290 VT Natural Resources	18.10
1290 VT Real Estate	43.95
1290 VT SmartBeta Equity ESG	3.19
EQ/AB Small Cap Growth	1.74
EQ/Core Plus Bond	2.53
EQ/Emerging Markets Equity PLUS	7.21
EQ/Intermediate Government Bond	0.12
EQ/International Equity Index	0.55
EQ/Invesco Comstock	5.12
EQ/Janus Enterprise	0.32
EQ/JPMorgan Growth Stock	0.62

1367

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026 (Unaudited)

Portfolios:	EQ/All Asset Growth Allocation
EQ/JPMorgan Value Opportunities	1.37%
EQ/Loomis Sayles Growth	2.10
EQ/MFS International Growth	2.44
EQ/PIMCO Global Real Return	16.24
EQ/PIMCO Ultra Short Bond	1.08
EQ/Value Equity	1.11
Multimanager Core Bond	0.99

Portfolios:	EQ/Ultra Conservative Strategy	EQ/ Conservative Strategy	EQ/ Conservative Growth Strategy	EQ/ Balanced Strategy	EQ/ Moderate Growth Strategy	EQ/ Growth Strategy	EQ/ Aggressive Growth Strategy
EQ/500 Managed Volatility	1.26%	0.78%	3.10%	11.26%	22.09%	23.85%	34.47%
EQ/400 Managed Volatility	1.25	0.75	2.33	7.92	15.04	14.67	20.16
EQ/2000 Managed Volatility	1.06	0.66	2.76	10.16	20.06	21.97	31.91
EQ/International Managed Volatility	1.23	0.77	3.06	11.13	21.81	23.48	33.81
EQ/AB Short Duration Government Bond	—	4.34	6.82	14.45	14.80	10.75	8.44
EQ/Core Bond Index	—	3.31	4.70	11.19	14.69	9.88	8.14
EQ/Intermediate Corporate Bond	11.06	5.64	8.04	19.10	25.03	16.88	13.89
EQ/Intermediate Government Bond	28.36	2.10	2.95	7.00	9.23	6.21	5.12
EQ/Long-Term Bond	8.55	2.23	4.28	11.85	16.42	12.07	10.53

Portfolios:	EQ/ Conservative Allocation	EQ/ Conservative- Plus Allocation	EQ/ Moderate Allocation	EQ/ Moderate- Plus Allocation	EQ/ Aggressive Allocation
1290 VT DoubleLine Opportunistic Bond	6.57%	6.17%	36.76%	28.71%	4.27%
1290 VT Equity Income	0.46	1.14	9.89	20.58	15.24
1290 VT GAMCO Small Company Value	0.04	0.10	1.10	2.65	2.07
1290 VT High Yield Bond	2.15	2.02	12.01	9.33	1.38
1290 VT Micro Cap	0.91	2.33	21.95	45.52	22.84
1290 VT Small Cap Value	—	0.80	8.75	15.62	8.76
ATM Large Cap Managed Volatility	1.38	2.95	23.24	43.07	29.37
ATM Mid Cap Managed Volatility	3.78	6.40	33.45	38.17	18.15
ATM Small Cap Managed Volatility	0.40	1.85	20.37	49.67	27.69
ATM International Managed Volatility	0.66	2.23	25.10	42.72	29.33
EQ/AB Small Cap Growth	0.10	0.45	5.09	11.11	6.13
EQ/American Century Mid Cap Value	0.33	0.42	3.23	3.73	1.98
EQ/ClearBridge Select Equity Managed Volatility	0.93	2.01	16.12	26.89	17.89
EQ/Core Bond Index	1.82	1.64	9.20	6.56	0.92
EQ/Core Plus Bond	3.60	3.40	20.21	15.74	2.33
EQ/Franklin Small Cap Value Managed Volatility	—	0.76	12.14	28.40	17.04
EQ/Global Equity Managed Volatility	0.16	0.53	6.16	10.93	7.66

1368

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026 (Unaudited)

Portfolios:	EQ/ Conservative Allocation	EQ/ Conservative- Plus Allocation	EQ/ Moderate Allocation	EQ/ Moderate- Plus Allocation	EQ/ Aggressive Allocation
EQ/Intermediate Government Bond	2.82%	2.47%	13.98%	10.12%	1.41%
EQ/International Core Managed Volatility	0.16	0.56	6.20	10.64	6.21
EQ/International Equity Index	0.05	0.07	0.47	0.47	0.34
EQ/International Value Managed Volatility	0.29	0.98	10.90	18.70	10.02
EQ/Janus Enterprise	0.28	0.52	2.70	3.07	1.26
EQ/JPMorgan Growth Stock	0.13	0.25	1.78	2.80	1.53
EQ/JPMorgan Value Opportunities	0.15	0.39	3.35	6.97	5.16
EQ/Large Cap Core Managed Volatility	0.35	0.77	6.15	11.33	7.85
EQ/Large Cap Value Managed Volatility	0.07	0.17	1.50	3.14	2.30
EQ/Long-Term Bond	1.34	1.93	13.89	13.27	2.26
EQ/Loomis Sayles Growth	0.41	0.83	5.87	9.08	5.18
EQ/MFS International Growth	0.15	0.66	7.89	13.73	9.72
EQ/Morgan Stanley Small Cap Growth	0.32	1.11	12.60	26.27	14.11
EQ/PIMCO Ultra Short Bond	6.52	5.35	30.10	22.76	3.31
EQ/Quality Bond PLUS	2.79	2.63	15.74	12.25	1.82
EQ/Value Equity	0.14	0.34	2.95	6.14	4.37
Multimanager Core Bond	5.68	5.37	31.94	24.94	3.71

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation	Target 2055 Allocation
1290 VT High Yield Bond	0.49%	2.27%	3.83%	2.19%	0.87%
EQ/American Century Mid Cap Value	0.04	0.43	0.68	0.84	0.39
EQ/Core Bond Index	0.04	0.13	0.21	0.16	0.03
EQ/Core Plus Bond	0.39	1.57	2.15	1.43	0.40
EQ/Emerging Markets Equity PLUS	0.22	3.32	10.79	12.30	8.25
EQ/Equity 500 Index	0.01	0.22	0.77	0.85	0.58
EQ/International Equity Index	0.03	0.47	1.57	1.73	1.17
EQ/Janus Enterprise	0.02	0.23	0.45	0.35	0.15
EQ/Long-Term Bond	0.05	0.28	0.50	0.33	0.11
EQ/MFS International Growth	0.02	0.39	1.28	1.37	1.07
EQ/PIMCO Ultra Short Bond	0.42	1.53	1.69	0.96	0.22
EQ/Quality Bond PLUS	0.17	0.68	0.96	0.60	0.18
EQ/Small Company Index	0.01	0.40	1.66	1.83	1.31
EQ/Value Equity	0.01	0.13	0.47	0.56	0.49
Multimanager Aggressive Equity	0.01	0.10	0.23	0.20	0.19

The Portfolios are permitted to purchase or sell securities from or to certain affiliated entities under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any such securities transactions comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the independent current market price. The 17a-7 transactions which are material to the Portfolios are reflected in the Portfolio of Investments.

Note 8	Subsequent Events

EIM is an indirect wholly-owned subsidiary of Equitable Holdings, Inc. (“EQH”). On March 26, 2026, EQH and Corebridge Financial, Inc. entered into an Agreement and Plan of Merger to combine the companies into a newly formed company (the “Transaction”). The Transaction is expected to close on or about January 1, 2027. Upon the closing of the Transaction, the Advisory Agreement between the Trust and EIM, the Sub-Advisory Agreements between EIM and each of the sub-advisers, and the Distribution Agreements between the Trust and Equitable Distributors, LLC

1369

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Concluded)

June 30, 2026 (Unaudited)

(“EDL”) will terminate automatically. Therefore, at a meeting held on July 15-16, 2026, the Board approved (i) a new investment advisory agreement between the Trust, on behalf of each Portfolio, and EIM (“New Advisory Agreement”), (ii) a new investment sub-advisory agreement between EIM and AB (“New AB Sub-Advisory Agreement”) with respect to each Portfolio for which AB serves as a sub-adviser, (iii) new investment sub-advisory agreements between EIM and each of the unaffiliated sub-advisers, and (iv) new distribution agreements between the Trust and EDL (collectively, the “New Agreements”). The terms of the New Agreements are substantively identical to the terms of the Current Agreements.

Under the 1940 Act, the New Advisory Agreement is subject to approval by the shareholders of each Portfolio, and the New AB Sub-Advisory Agreement is subject to approval by the shareholders of each Portfolio for which AB serves as a sub-adviser. Accordingly, a special meeting of the shareholders of the Trust will be held on or about October 27, 2026, to vote on proposals to approve the New Advisory Agreement and the New AB Sub-Advisory Agreement, as well as certain other matters. Subject to shareholder approval, as applicable, each of the New Agreements would go into effect upon the closing of the Transaction.

1370

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)

Note: This is not applicable for any Portfolio included in this document.

1371

Item 9: Proxy Disclosures for Open-End Management Investment Companies (Unaudited)

At a Special Meeting of Shareholders held on February 4, 2026, shareholders of each of the following Portfolios of EQ Advisors Trust approved a change in classification under the Investment Company Act of 1940, as amended, from a “diversified” fund to a “non-diversified” fund: ATM Large Cap Managed Volatility Portfolio, EQ/500 Managed Volatility Portfolio, EQ/ClearBridge Large Cap Growth ESG Portfolio, EQ/Fidelity Institutional AM® Large Cap Portfolio, EQ/JPMorgan Growth Stock Portfolio, EQ/Large Cap Growth Managed Volatility Portfolio, EQ/Loomis Sayles Growth Portfolio, EQ/MFS Utilities Series Portfolio, EQ/Wellington Energy Portfolio, Multimanager Aggressive Equity Portfolio, and Multimanager Technology Portfolio. The result of the shareholder votes is as follows:

Portfolio	Votes For	Votes Against	Abstain

ATM Large Cap Managed Volatility Portfolio	179,662,844.542	0.000	0.000

EQ/500 Managed Volatility Portfolio	192,631,238.865	40,081,361.312	14,899,019.071

EQ/ClearBridge Large Cap Growth ESG Portfolio	19,808,222.817	3,705,110.696	1,302,189.633

EQ/Fidelity Institutional AM® Large Cap Portfolio	17,262,113.652	3,668,199.986	1,135,743.583

EQ/JPMorgan Growth Stock Portfolio	28,662,819.801	6,251,270.336	2,022,300.161

EQ/Large Cap Growth Managed Volatility Portfolio	97,874,214.579	20,958,200.881	10,175,877.830

EQ/Loomis Sayles Growth Portfolio	59,489,063.602	8,451,503.066	2,618,092.949

EQ/MFS Utilities Series Portfolio	4,605,788.579	698,012.187	174,348.440

EQ/Wellington Energy Portfolio	23,407,241.048	5,444,893.199	739,944.161

Multimanager Aggressive Equity Portfolio	17,561,109.737	3,545,727.039	1,368,475.372

Multimanager Technology Portfolio	35,581,441.124	7,486,102.581	3,657,890.631

At a Special Meeting of Shareholders held on June 2, 2026, shareholders of each of the following Portfolios of EQ Advisors Trust approved a new investment sub-advisory agreement between Equitable Investment Management Group, LLC and AllianceBernstein L.P. with respect to each Portfolio: EQ/Core Bond Index Portfolio, EQ/Intermediate Government Bond Portfolio, and Multimanager Core Bond Portfolio. The result of the shareholder votes is as follows:

Portfolio	Votes For	Votes Against	Abstain

EQ/Core Bond Index Portfolio	467,838,020.598	14,075,105.440	36,907,058.745

EQ/Intermediate Government Bond Portfolio	363,570,939.933	21,526,404.247	19,215,870.888

Multimanager Core Bond Portfolio	74,760,534.471	3,991,430.363	10,683,062.280

1372

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)

Note: This information is disclosed as part of the financial statements for each Portfolio as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies

1373

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited)

APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2026 (UNAUDITED)

At a meeting held on March 4-5, 2026, the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”), including those Trustees who are not parties to the New Sub-Advisory Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved a new Investment Sub-Advisory Agreement (the “New Sub-Advisory Agreement”) between Equitable Investment Management Group, LLC (the “Adviser”) and its affiliate AllianceBernstein, L.P. (“AllianceBernstein” or the “Sub-Adviser”) with respect to each of the EQ/Core Bond Index Portfolio, EQ/Intermediate Government Bond Portfolio, and Multimanager Core Bond Portfolio (each, a “Portfolio” and together, the “Portfolios”), pursuant to which AllianceBernstein would replace SSGA Funds Management, Inc. (“SSGA”) as sub-adviser to each Portfolio (or an allocated portion thereof). The Board also determined to recommend that shareholders of each Portfolio approve the New Sub-Advisory Agreement.1 As of the date of this shareholder report, the Portfolios’ shareholders have since approved the New Sub-Advisory Agreement at a special shareholder meeting held on June 2, 2026, and AllianceBernstein replaced SSGA as sub-adviser to each Portfolio (or an allocated portion thereof) on June 29, 2026.

In connection with the Board’s consideration of the Adviser’s proposal to appoint AllianceBernstein as the sub-adviser to each of the Portfolios (or an allocated portion thereof), and in light of the affiliation between the Adviser and AllianceBernstein, the Independent Trustees requested extensive information from the Adviser and AllianceBernstein and held multiple meetings, including meetings requested with senior officers of the Adviser and AllianceBernstein, to review the proposal. As more fully described below, based on its review of the presentations and materials provided by the Adviser and AllianceBernstein over the course of these meetings — and noting, among other things, (i) AllianceBernstein’s capabilities and significant experience managing passive and active fixed income strategies, (ii) that the approval of the New Sub-Advisory Agreement and the appointment of AllianceBernstein as sub-adviser to a Portfolio will not result in any changes to the investment advisory fee rates paid by the Portfolio to the Adviser and is not expected to result in any changes to the investment program of the Portfolio, and (iii) that AllianceBernstein’s lower sub-advisory fee rates will enable the Adviser to lower the expense caps in effect with respect to each Portfolio under the Adviser’s current Expense Limitation Agreement with the Trust, thereby enabling investors in the Portfolios to benefit from AllianceBernstein’s lower effective sub-advisory fees and to be subject to lower overall net expense ratios — the Board, including the Independent Trustees, determined that the replacement of SSGA FM with AllianceBernstein was in the best interests of each Portfolio and its shareholders, and unanimously approved (i) the termination of SSGA FM as a sub-adviser to each Portfolio (or an allocated portion thereof), (ii) the appointment of AllianceBernstein as a sub-adviser to each Portfolio (or an allocated portion thereof), (iii) the New Sub-Advisory Agreement between the Adviser and AllianceBernstein with respect to each Portfolio, and (iv) an amendment to the Adviser’s Expense Limitation Agreement with the Trust with respect to each Portfolio to lower a Portfolio’s contractual expense limitations effective May 1, 2027, contingent on shareholder approval of the New Sub-Advisory Agreement with respect to that Portfolio. The Board noted, however, that under the exemptive order described above, the Adviser may not enter into the New Sub-Advisory Agreement with AllianceBernstein with respect to a Portfolio unless the New Sub-Advisory Agreement, including the compensation to be paid thereunder, is also approved by the Portfolio’s shareholders.

[1]

Section 15 of the 1940 Act requires that any investment advisory agreement, including any investment sub-advisory agreement, with respect to a Portfolio be in writing and be approved initially by both the Board (including a majority of the Independent Trustees) and the Portfolio’s shareholders. The Adviser has received from the Securities and Exchange Commission an exemptive order that permits it, subject to the Board’s approval, to hire, terminate and replace sub-advisers and to amend investment sub-advisory agreements without obtaining shareholder approval. However, the Adviser may not enter into an investment sub-advisory agreement with an “affiliated person” (as that term is defined in the 1940 Act), such as AllianceBernstein, unless the investment sub-advisory agreement with the affiliated sub-adviser, including compensation, is also approved by the affected Portfolio’s shareholders.

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In reaching its decision to approve the New Sub-Advisory Agreement between the Adviser and AllianceBernstein with respect to each Portfolio, the Board considered the overall fairness of the agreement and whether the agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to each Portfolio and the New Sub-Advisory Agreement, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by AllianceBernstein; (2) comparative performance information; (3) the level of the proposed sub-advisory fee; (4) economies of scale that may be realized by the Portfolio; and (5) “fall out” benefits that may accrue to AllianceBernstein and its affiliates (i.e., indirect benefits that AllianceBernstein or its affiliates would not receive but for the relationship with the Portfolio).

In connection with its deliberations, the Board took into account extensive information requested by the Independent Trustees and prepared by the Adviser and AllianceBernstein, including memoranda and other materials addressing the factors set out above, which were provided to the Trustees in connection with the above-referenced multiple meetings. Over the course of these meetings, the Independent Trustees, in consultation with their independent legal counsel, engaged in an extensive review of the information provided and requested additional information during the course of their review. The information provided to the Trustees described, among other things, the services to be provided by AllianceBernstein, as well as AllianceBernstein’s investment personnel, proposed sub-advisory fees, performance information, and other matters. In addition, at the request of the Independent Trustees, the Board met in person with senior representatives of AllianceBernstein to discuss the proposal, as well as with senior representatives of the Adviser to discuss the New Sub-Advisory Agreement and the information provided. The Board also took into account that AllianceBernstein currently serves as investment sub-adviser to several other portfolios (or allocated portions of portfolios) of the Trust, including certain other portfolios (i.e., the EQ/Long-Term Bond Portfolio, EQ/Intermediate Corporate Bond Portfolio, and EQ/Quality Bond PLUS Portfolio) (or allocated portions thereof) that, like the Portfolios, pursue fixed income index strategies. The Board noted that AllianceBernstein serves as the sole investment sub-adviser for the EQ/Long-Term Bond Portfolio and EQ/Intermediate Corporate Bond Portfolio, each of which pursues a fixed income index strategy, and that, with respect to the EQ/Quality Bond PLUS Portfolio, AllianceBernstein manages the portion of the portfolio that pursues a fixed income index strategy, as well as a portion of the portfolio that is actively managed. In this regard, the Board also took into account information, including information relating to AllianceBernstein, provided to the Trustees at prior Board and committee meetings, including AllianceBernstein’s presentations to sub-groups of the Board’s Investment Committee during the committee’s meetings held on March 19, 2025, and April 23, 2025, and information provided to the Trustees in connection with the Board’s 2025 annual renewal of the existing investment sub-advisory agreement between the Adviser and AllianceBernstein with respect to the other portfolios of the Trust for which AllianceBernstein currently serves as sub-adviser. The Board noted that, at its request, the Adviser had agreed to additional reductions in expense caps for certain Portfolios in addition to those the Adviser initially had proposed. The Board further noted that the Adviser had agreed to bear the expenses associated with obtaining shareholder approval of the New Sub-Advisory Agreement that exceed a Portfolio’s expense caps and that each Portfolio is currently operating at its expense caps.

The Independent Trustees were assisted by independent legal counsel prior to and during the multiple meetings at which the proposal was discussed and during their deliberations regarding the New Sub-Advisory Agreement and received from legal counsel materials outlining, among other things, their fiduciary duties and the legal standards applicable to their consideration of the New Sub-Advisory Agreement. The Independent Trustees also met in executive sessions, including with their independent legal counsel, during the multiple meetings at which the proposal was discussed to review the information provided and consider their responsibilities under applicable law, and communicated follow-up questions for the Adviser and AllianceBernstein to address at the meetings. When invited, management representatives attended portions of the executive sessions to review and discuss matters relating to the proposal and to provide additional information requested by the Independent Trustees. At the meetings and during the portions of the executive sessions attended by management, the Independent Trustees and management engaged in extensive discussions regarding the Adviser’s rationale for proposing that affiliate AllianceBernstein serve as sub-adviser to the Portfolios. The Independent Trustees also noted that, in connection with the Board’s regular meeting schedule, the Independent Trustees periodically meet in executive session with senior representatives of AllianceBernstein, including the chief executive officer.

Although the Board approved the New Sub-Advisory Agreement for all of the Portfolios at the same Board meeting, the Board considered each Portfolio separately. In considering the New Sub-Advisory Agreement with respect to each Portfolio, the Board members did not identify any particular factor or information that was

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all-important or controlling, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision. In approving the New Sub-Advisory Agreement with respect to each Portfolio, each Trustee, including the Independent Trustees, after considering all factors and information they deemed relevant, reached a determination, with the assistance of Independent Trustees’ counsel and fund counsel and through the exercise of their own business judgment, that the proposed sub-advisory fee for each Portfolio was fair and reasonable and that the approval of the New Sub-Advisory Agreement was in the best interests of the Portfolio and its investors and did not involve a conflict of interest from which the Adviser or AllianceBernstein would derive an inappropriate advantage. Although the Board gave attention to all information provided, the following discusses some of the primary factors and information it deemed relevant to its decision to approve the New Sub-Advisory Agreement with respect to each Portfolio.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services to be provided to each Portfolio (or allocated portion thereof) and its investors by AllianceBernstein. In addition to the investment performance and fee information discussed below, the Board considered AllianceBernstein’s responsibilities with respect to each Portfolio (or allocated portion thereof) pursuant to the New Sub-Advisory Agreement, and AllianceBernstein’s experience in managing both passive and active fixed income strategies (as well as passive equity strategies) for other portfolios (or allocated portions of portfolios) of the Trust for which it currently serves as investment sub-adviser.

The Board considered that AllianceBernstein, subject to the oversight of the Adviser, would be responsible for making investment decisions for each Portfolio (or an allocated portion thereof); placing with brokers or dealers orders for the purchase and sale of investments for each Portfolio (or an allocated portion thereof); and performing certain related administrative functions. The Board also reviewed information regarding AllianceBernstein’s process for selecting investments for each Portfolio (or an allocated portion thereof), as well as information regarding the qualifications and experience of the members of AllianceBernstein’s fixed income portfolio management team who would provide services to each Portfolio (or an allocated portion thereof), as well as information on staffing levels and succession planning. In this regard, the Board considered that the same AllianceBernstein portfolio managers who are primarily responsible for managing passive and active fixed income strategies for other portfolios (or allocated portions of portfolios) of the Trust would manage all, or a portion, of each Portfolio’s assets. The Board also considered information regarding AllianceBernstein’s policies and procedures for executing portfolio transactions for each Portfolio (or an allocated portion thereof) and AllianceBernstein’s policies and procedures for selecting brokers and dealers. In addition, the Board considered AllianceBernstein’s trading experience and received information regarding how AllianceBernstein would seek to achieve “best execution” on behalf of each Portfolio (or an allocated portion thereof). The Board’s conclusion regarding the nature, quality and extent of the overall services to be provided by AllianceBernstein also was based, in part, on the Trustees’ experience and familiarity with AllianceBernstein serving as sub-adviser to several other portfolios of the Trust, or allocated portions thereof, and on periodic reports provided to the Trustees regarding the services provided by AllianceBernstein to those other portfolios or allocated portions thereof. The Board also noted its general satisfaction with the nature and quality of the services being provided by AllianceBernstein to the other portfolios of the Trust.

The Board also factored into its review its familiarity with AllianceBernstein’s compliance program, policies and procedures, noting that it had considered the Trust’s Chief Compliance Officer’s evaluation of AllianceBernstein’s compliance program, policies and procedures in connection with its 2025 annual renewal of the existing investment sub-advisory agreement between the Adviser and AllianceBernstein with respect to the other portfolios of the Trust. The Board also considered AllianceBernstein’s representation that there were no material pending lawsuits, enforcement proceedings or regulatory investigations that would impact AllianceBernstein’s ability to provide services to the Portfolios, and received information regarding AllianceBernstein’s financial condition and history of operations and potential conflicts of interest in managing the Portfolios. The Board also considered information as to the overall amount of Equitable assets currently sub-advised by AllianceBernstein, as well as the overall amount of Equitable assets that would be sub-advised by AllianceBernstein if the Portfolios’ shareholders approve the New Sub-Advisory Agreement, and noted that AllianceBernstein is Equitable’s largest sub-adviser relationship in terms of aggregate net assets sub-advised. In addition, the Independent Trustees received information about business relationships that the Adviser and other affiliates, including Equitable Financial Life Insurance Company, have with AllianceBernstein, in addition to the relationship involving the other portfolios of the Trust for which AllianceBernstein currently serves as sub-adviser and the proposed relationship involving the

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Portfolios. In this regard, the Board also received materials regarding the practices, policies and procedures (as well as periodic enhancements thereto) adopted by the Adviser and the Trust to identify and mitigate actual and potential conflicts of interest, including conflicts that may arise in connection with those additional business relationships.

The Board also considered AllianceBernstein’s expertise, resources, proposed investment strategy, and personnel for advising each Portfolio (or allocated portion thereof), noting its familiarity with AllianceBernstein’s indexing (or “passive”) approach. The Board also received and reviewed, for various time periods, AllianceBernstein’s performance and tracking error data in managing other funds and/or accounts with a comparable investment strategy as each Portfolio, as compared to an appropriate benchmark. With respect to the EQ/Intermediate Government Bond Portfolio, the Board noted that AllianceBernstein currently manages — for the portion of the EQ/Quality Bond PLUS Portfolio that pursues a fixed income index strategy — an index strategy that tracks the same market index as the EQ/Intermediate Government Bond Portfolio. With respect to the EQ/Core Bond Index Portfolio and Multimanager Core Bond Portfolio, the Board noted that AllianceBernstein does not currently manage an index strategy that tracks the same market index as the Portfolio (or allocated portion thereof), but that AllianceBernstein manages — for the EQ/Intermediate Corporate Bond Portfolio and for the portion of the EQ/Quality Bond PLUS Portfolio that pursues a fixed income index strategy — other index strategies that track overlapping segments of the market index that is tracked by the Portfolio (or allocated portion thereof). The Board generally considered longer-term performance over a full market cycle (typically five years or longer, if applicable) to be more important than short-term performance. The Board also noted that passive fixed income strategies, such as the strategies for the Portfolios, are typically not full replication strategies but rather sampling strategies, and the Board considered AllianceBernstein’s experience with the stratified sampling approach for the EQ/Long-Term Bond Portfolio and EQ/Intermediate Corporate Bond Portfolio. The Trustees also noted that they had reviewed AllianceBernstein’s performance through their oversight of AllianceBernstein’s management of the other portfolios (or allocated portions of portfolios) of the Trust since its appointment to those portfolios (or allocated portions). The Board noted that AllianceBernstein has had favorable results with respect to tracking the applicable fixed income indexes for other portfolios of the Trust.

With respect to the Multimanager Core Bond Portfolio, the Board considered that the Portfolio follows an investment strategy under which the Portfolio’s assets normally are allocated among multiple investment sub-advisers, each of which manages its portion of the Portfolio using a different but complementary investment strategy, whereby one portion of the Portfolio (which is currently managed by SSGA FM) generally seeks to achieve the total return performance of a particular index, and the other portions of the Portfolio are actively managed by other sub-advisers. The Board further considered the Adviser’s belief that AllianceBernstein’s fixed income index strategy would complement the investment strategies employed by the other sub-advisers to the Multimanager Core Bond Portfolio.

Based on its review, the Board determined, with respect to each Portfolio, that the nature, quality and extent of the overall services to be provided by AllianceBernstein were appropriate for the Portfolio in light of its investment objective and, thus, supported a decision to approve the New Sub-Advisory Agreement.

Fees and Expenses

The Board also considered the proposed sub-advisory fee with respect to each Portfolio (or allocated portion thereof) in light of the nature, quality and extent of the overall services to be provided by AllianceBernstein. With respect to each Portfolio, the Board noted that the proposed sub-advisory fee to be paid by the Adviser to AllianceBernstein under the New Sub-Advisory Agreement would be based on a fee rate schedule that is lower at all asset levels than the sub-advisory fee rate schedule currently paid by the Adviser to SSGA FM. The Board also considered the relative levels of the sub-advisory fee to be paid by the Adviser to AllianceBernstein with respect to each Portfolio and the advisory fee to be retained by the Adviser in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by AllianceBernstein, and the information prepared by management regarding the level of profits realized by the Adviser and its affiliates in connection with the operation of each Portfolio. The Board noted that, although the Adviser was not proposing to reduce the advisory fee rate schedules currently paid by the Portfolios to the Adviser, the Adviser was proposing lower, voluntary expense limitations with respect to each Portfolio, contingent upon shareholder approval of the New Sub-Advisory Agreement and appointment of AllianceBernstein as sub-adviser to the Portfolio, as described below.

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The Board also considered, with respect to each Portfolio, the proposed sub-advisory fee rate schedule for AllianceBernstein in light of the fees that AllianceBernstein charges under other sub-advisory agreements with other comparable clients that follow an investment strategy similar to that of the Portfolio and, where applicable, the rationale for differences in the Portfolio’s sub-advisory fee and the fees charged to those other clients. The Board also noted that the proposed sub-advisory fee rate schedule for each Portfolio is the same as the sub-advisory fee rate schedule that AllianceBernstein currently charges to other fixed income portfolios (or allocated portions of fixed income portfolios) of the Trust for which AllianceBernstein currently serves as an investment sub-adviser using an indexing (or “passive”) approach.

The Board further noted that the Adviser, and not a Portfolio, would pay AllianceBernstein and that the proposed sub-advisory fees were negotiated between AllianceBernstein and the Adviser. Moreover, the Board noted that the Adviser generally is aware of the fees charged by sub-advisers to other clients and that the Adviser believes that the fees agreed upon with AllianceBernstein are reasonable in light of the nature, quality and extent of the investment sub-advisory services to be provided. Based on its review, the Board determined, with respect to each Portfolio, that the proposed sub-advisory fee for AllianceBernstein is fair and reasonable. The Board also considered that, while the transaction costs will depend on market conditions at the time of the transition from SSGA FM to AllianceBernstein, the Adviser would seek to manage transaction costs associated with the transition by, among other things, utilizing in-kind transfers of assets, which are expected to comprise the substantial majority of the transition.

In addition, the Board considered that the Adviser had contractually agreed to waive all or a portion of its and its affiliates’ advisory, administrative and other fees and, if necessary, make payments to each Portfolio so that the Portfolio’s net expense ratios do not exceed certain levels as set forth in the Portfolio’s prospectus.

With respect to the EQ/Core Bond Index Portfolio and EQ/Intermediate Government Bond Portfolio, the Board also noted that, in connection with the Board’s 2025 annual renewal of the investment advisory agreement between the Adviser and the Trust with respect to each such Portfolio, the Adviser had agreed, effective October 1, 2025, to implement lower, voluntary expense caps with respect to each such Portfolio. The Board noted that these lower, voluntary expense caps with respect to the EQ/Core Bond Index Portfolio and EQ/Intermediate Government Bond Portfolio were not contingent upon Board or shareholder approval of the New Sub-Advisory Agreement and appointment of AllianceBernstein as sub-adviser to the Portfolios. The Board further noted that the expense caps would enable the investors in the EQ/Core Bond Index Portfolio and EQ/Intermediate Government Bond Portfolio to be subject to lower overall net expense ratios. The Board noted that each of these lower, voluntary expense caps would become contractual effective May 1, 2026.

In addition, with respect to the EQ/Core Bond Index Portfolio and EQ/Intermediate Government Bond Portfolio, the Board noted that, if a Portfolio’s shareholders approve the New Sub-Advisory Agreement, the Adviser will further lower the voluntary expense caps (referenced in the immediately preceding paragraph) with respect to the Portfolio, effective on or about June 29, 2026. Furthermore, with respect to the Multimanager Core Bond Portfolio, the Board noted that, if the Portfolio’s shareholders approve the New Sub-Advisory Agreement, the Adviser will implement lower, voluntary expense caps with respect to the Portfolio, effective on or about June 29, 2026. The Board recognized that these lower, voluntary expense caps with respect to each Portfolio are contingent upon shareholder approval of the New Sub-Advisory Agreement and appointment of AllianceBernstein as sub-adviser to the Portfolio. The Board noted that the expense caps would offset the benefit to the Adviser and enable the investors in a Portfolio to benefit from AllianceBernstein’s lower sub-advisory fee rates and to be subject to lower overall net expense ratios. The Board noted that, if a Portfolio’s shareholders approve the New Sub-Advisory Agreement, these lower, voluntary expense caps would become contractual effective May 1, 2027.

Profitability and Costs

The Board also considered, with respect to each Portfolio, the estimated impact of the proposed sub-advisory fee on the profitability of the Adviser. With respect to each Portfolio, the Board noted that the appointment of AllianceBernstein is expected to have a positive impact on the Adviser’s profitability, but that the benefit to the Adviser of AllianceBernstein’s lower sub-advisory fee rates would be offset by the Adviser’s proposed reduction of the Portfolio’s expense limits, which would benefit investors by reducing the Portfolio’s overall net expense ratios. In this regard, the Adviser noted that the appointment of AllianceBernstein as sub-adviser to all of the Portfolios would have a net negative impact on the Adviser’s profitability at the Portfolios’ current asset levels. The Adviser advised the Board that it does not regard sub-adviser profitability as meaningful to its evaluation of the New Sub-Advisory Agreement. The Board acknowledged the Adviser’s view of sub-adviser profitability, noting the

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Board’s findings as to the reasonableness of the proposed sub-advisory fees and that the fees to be paid to AllianceBernstein are the product of negotiations with the Adviser and reflect levels of profitability acceptable to the Adviser and AllianceBernstein based on the particular circumstances for each of them. The Board further noted that the advisory fee rates paid by each Portfolio to the Adviser would not change as a result of the New Sub-Advisory Agreement. The Board also noted that, as AllianceBernstein is an affiliate of the Adviser, the Adviser provided additional information regarding AllianceBernstein’s impact on the Adviser’s profitability. The Board also noted that the sub-advisory fees currently paid — and the sub-advisory fees proposed to be paid — by the Adviser to AllianceBernstein are considered as possible fall-out benefits. Based on a review of this information, the Board determined that the Adviser’s anticipated profitability with respect to each Portfolio following the appointment of AllianceBernstein as sub-adviser would continue to be reasonable.

Economies of Scale

The Board also considered whether economies of scale would be realized as each Portfolio grows larger and the extent to which this is reflected in the proposed sub-advisory fee rate schedule with respect to each Portfolio. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board noted that the proposed sub-advisory fee rates are competitive with the sub-advisory fee rates charged by AllianceBernstein to comparable clients. The Board noted that the sub-advisory fee rate schedules for the Portfolios include breakpoints that reduce the sub-advisory fee rate as Portfolio assets under AllianceBernstein’s management increase above certain levels. In this regard, the Board acknowledged that, at some levels, the breakpoints in a sub-advisory fee rate schedule may result in savings to the Adviser and not to investors. The Board also noted that the advisory fee rate schedules for the Portfolios include breakpoints that reduce the advisory fee rate as Portfolio assets increase above certain levels.

The Board considered these factors, and the relationship they bear to the fee structure charged to the Portfolios by the Adviser, and concluded that there would be a reasonable sharing of benefits from any economies of scale or efficiencies with each Portfolio.

Fall-Out Benefits

The Board also considered possible fall-out benefits that may accrue to AllianceBernstein and its affiliates, including the following. The Board recognized that AllianceBernstein currently serves as investment sub-adviser to several other portfolios (or allocated portions of portfolios) of the Trust and receives sub-advisory fees that are paid by the Adviser out of the fees that it earns from those portfolios, and that, if the Portfolios’ shareholders approve the New Sub-Advisory Agreement, AllianceBernstein also would receive additional sub-advisory fees to be paid by the Adviser out of the fees that it earns from the Portfolios, which would also benefit AllianceBernstein’s affiliates, such as its ultimate parent company, Equitable Holdings, Inc. In addition, the Board recognized that AllianceBernstein and its affiliates may sell, and earn sales commissions and/or other compensation with respect to, other investment products issued by the Adviser or its affiliates. The Board also noted that AllianceBernstein may benefit from greater exposure in the marketplace with respect to AllianceBernstein’s investment process and from expanding its level of assets under management, including within its passive index advisory business, and that AllianceBernstein may derive benefits from its association with the Adviser and other sub-advisers to the Portfolios. Based on its review, the Board determined that any “fall-out” benefits and other types of benefits that may accrue to AllianceBernstein and its affiliates are fair and reasonable.

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APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2026 (UNAUDITED)

At an in-person meeting held on March 4-5, 2026 (the “March 2026 Meeting”), the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”), including those Trustees who are not parties to the Replacement Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved a new Investment Sub-Advisory Agreement (the “Replacement Agreement”) between Equitable Investment Management Group, LLC (the “Adviser”), which serves as the Trust’s investment adviser, and Diamond Hill Capital Management, Inc. (“Diamond Hill” or the “Sub-Adviser”) with respect to an allocated portion of the EQ/Mid Cap Value Managed Volatility Portfolio (the “Portfolio”), a series of the Trust.

In December 2025, Diamond Hill Investment Group, Inc. (“DHIL”) — the parent company of the Sub-Adviser — and First Eagle Investment Management, LLC (“First Eagle”) announced that they had entered into a definitive agreement under which First Eagle would acquire all outstanding shares of DHIL (the “Acquisition”). At the time of the announcement, DHIL was a publicly held company, and the Sub-Adviser was a wholly-owned subsidiary of DHIL. The Board noted that, upon the closing of the Acquisition, the Sub-Adviser would remain a wholly-owned subsidiary of DHIL, but DHIL would no longer be a publicly held company. The Acquisition closed, and the Replacement Agreement went into effect, in April 2026.

At the time of the March 2026 Meeting, the Sub-Adviser was serving as the investment sub-adviser for an allocated portion of the Portfolio pursuant to an existing Investment Sub-Advisory Agreement between the Adviser and the Sub-Adviser dated July 16, 2020 (the “Existing Agreement”). The Board considered that the Acquisition would be deemed to result in a change of control of the Sub-Adviser under the 1940 Act, which in turn would result in the automatic termination of the Existing Agreement. In anticipation of the change of control of the Sub-Adviser, at the March 2026 Meeting, the Board considered whether it would be in the best interests of the Portfolio and its investors to approve a new Investment Sub-Advisory Agreement between the Adviser and the Sub-Adviser (i.e., the Replacement Agreement) that would replace the Existing Agreement upon the closing of the Acquisition and, thereby, enable the Sub-Adviser to continue to provide uninterrupted investment sub-advisory services for the Portfolio.

In this regard, the Board noted that it had most recently considered and approved the renewal of the Existing Agreement with respect to the Portfolio at a meeting held on July 22-23, 2025 (the “July 2025 Meeting”), in connection with the 2025 annual renewal of the Existing Agreement with respect to the Portfolio. At the July 2025 Meeting, the Board, including the Independent Trustees, on the basis of their business judgment after review of the information provided, concluded that the renewal of the Existing Agreement was in the best interests of the Portfolio and its investors and that the sub-advisory fee rate with respect to the Portfolio as set forth in the Existing Agreement was fair and reasonable. In reaching its decision to approve the renewal of the Existing Agreement, the Board considered the overall fairness of the Existing Agreement and whether the Existing Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to the Portfolio and the Existing Agreement, including: (1) the nature, quality and extent of the overall services provided to the Portfolio by the Sub-Adviser; (2) comparative performance information; (3) the level of the sub-advisory fee; (4) economies of scale that may be realized by the Portfolio; and (5) “fall out” benefits that may accrue to the Sub-Adviser and its affiliates (i.e., indirect benefits that the Sub-Adviser or its affiliates would not receive but for the relationship with the Portfolio). In considering the Existing Agreement, the Board members did not identify any particular factor or information that was all-important or controlling, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision. The discussion of the process followed by the Board in its annual renewal of the Existing Agreement at the July 2025 Meeting is provided in the Trust’s Form N-CSR for the period ended December 31, 2025.

In determining to approve the Replacement Agreement, the Board considered at its March 2026 Meeting the same factors it reviewed and conclusions it reached, as applicable, in connection with its annual renewal of the Existing Agreement at its July 2025 Meeting, including the Board’s general satisfaction with the nature and quality of the services being provided by the Sub-Adviser, and focused its review on the potential impact of the Acquisition on these factors and conclusions. In connection with its deliberations at the March 2026 Meeting, the Board requested and evaluated information relating to the potential impact of the change of control on the Portfolio and its investment processes, and on the operations, personnel, organizational structure, and financial and other resources of the Sub-Adviser. In this regard, the Board considered the Sub-Adviser’s representations

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that (i) the resources available for servicing the Portfolio would not diminish after the change of control; (ii) the change of control is not expected to impact the day-to-day portfolio management of the Portfolio or result in any diminution in the services provided to the Portfolio; (iii) the same portfolio managers who are primarily responsible for the securities selection, research and trading for the Portfolio immediately prior to the change of control would continue to manage the Portfolio after the change of control, although the Board recognized that personnel changes may occur in the future in the ordinary course; (iv) the investment processes of the Portfolio are not expected to change as a result of the change of control; (v) the sub-advisory fee to be paid by the Adviser to the Sub-Adviser under the Replacement Agreement would be based on the same fee rate in effect under the Existing Agreement; (vi) the change of control is not expected to have a material impact on the Sub-Adviser’s compliance or risk management programs; (vii) the Sub-Adviser’s principal business activities would not be affected by the change of control; and (viii) the Sub-Adviser’s senior management personnel are not expected to change as a result of the change of control. In this regard, the Board also noted that, except for the effective date and certain clerical updates, the terms of the Replacement Agreement and the terms of the Existing Agreement are substantially identical, including with respect to the fees payable and services provided thereunder. The Board also took into account the Adviser’s recommendation to approve the Replacement Agreement with respect to the Portfolio. The Board also noted that the advisory fee paid by the Portfolio to the Adviser would not change as a result of the approval of the Replacement Agreement. The Board also noted that, at a meeting to be held on July 15-16, 2026, it would review the Sub-Advisory Agreement with respect to the Portfolio again, in connection with the 2026 annual renewal of the contractual arrangements with respect to the Portfolio.

During the March 2026 Meeting, the Trustees met with senior representatives of the Adviser to discuss the Replacement Agreement and the information provided. The Independent Trustees also met in executive session with their independent legal counsel during the meeting to discuss the Replacement Agreement and the information provided. The Independent Trustees were assisted by independent counsel prior to and during the meeting and during their deliberations regarding the Replacement Agreement and received from legal counsel materials outlining, among other things, their fiduciary duties and the legal standards applicable to their consideration of the Replacement Agreement.

At the March 2026 Meeting, the Board, including a majority of the Independent Trustees, considered and unanimously approved the Replacement Agreement, to take effect upon the closing of the Acquisition. The Board’s approval was based on its determination, made in the exercise of its business judgment, that it would be in the best interests of the Portfolio and its investors for the Sub-Adviser to continue to provide uninterrupted investment sub-advisory services for the Portfolio.

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APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2026 (UNAUDITED)

At an in-person meeting held on March 4-5, 2026 (the “March 2026 Meeting”), the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”), including those Trustees who are not parties to the Replacement Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved a new Investment Sub-Advisory Agreement (the “Replacement Agreement”) between Equitable Investment Management Group, LLC (the “Adviser”), which serves as the Trust’s investment adviser, and Janus Henderson Investors US LLC (“Janus” or the “Sub-Adviser”) with respect to the EQ/Janus Enterprise Portfolio (the “Portfolio”), a series of the Trust.

In December 2025, Janus Henderson Group plc (“Janus Henderson”), the parent company of the Sub-Adviser, Trian Fund Management, L.P. and its affiliated funds (“Trian”), and General Catalyst Group Management, LLC and its affiliated funds (“General Catalyst”) announced that they had entered into a definitive agreement under which Janus Henderson would be acquired by Trian and General Catalyst (the “Acquisition”). At the time of the announcement, Janus Henderson was a publicly held company, and the Sub-Adviser was a wholly-owned subsidiary of Janus Henderson. The Board noted that, upon the closing of the Acquisition, the Sub-Adviser would remain a wholly-owned subsidiary of Janus Henderson, but Janus Henderson would no longer be a publicly held company. The Acquisition closed, and the Replacement Agreement went into effect, in June 2026.

At the time of the March 2026 Meeting, the Sub-Adviser was serving as the investment sub-adviser to the Portfolio pursuant to an existing Investment Sub-Advisory Agreement between the Adviser and the Sub-Adviser dated July 16, 2020 (the “Existing Agreement”). The Board considered that the Acquisition would be deemed to result in a change of control of the Sub-Adviser under the 1940 Act, which in turn would result in the automatic termination of the Existing Agreement. In anticipation of the change of control of the Sub-Adviser, at the March 2026 Meeting, the Board considered whether it would be in the best interests of the Portfolio and its investors to approve a new Investment Sub-Advisory Agreement between the Adviser and the Sub-Adviser (i.e., the Replacement Agreement) that would replace the Existing Agreement upon the closing of the Acquisition and, thereby, enable the Sub-Adviser to continue to provide uninterrupted investment sub-advisory services for the Portfolio.

In this regard, the Board noted that it had most recently considered and approved the renewal of the Existing Agreement with respect to the Portfolio at a meeting held on July 22-23, 2025 (the “July 2025 Meeting”), in connection with the 2025 annual renewal of the Existing Agreement with respect to the Portfolio. At the July 2025 Meeting, the Board, including the Independent Trustees, on the basis of their business judgment after review of the information provided, concluded that the renewal of the Existing Agreement was in the best interests of the Portfolio and its investors and that the sub-advisory fee rate with respect to the Portfolio as set forth in the Existing Agreement was fair and reasonable. In reaching its decision to approve the renewal of the Existing Agreement, the Board considered the overall fairness of the Existing Agreement and whether the Existing Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to the Portfolio and the Existing Agreement, including: (1) the nature, quality and extent of the overall services provided to the Portfolio by the Sub-Adviser; (2) comparative performance information; (3) the level of the sub-advisory fee; (4) economies of scale that may be realized by the Portfolio; and (5) “fall out” benefits that may accrue to the Sub-Adviser and its affiliates (i.e., indirect benefits that the Sub-Adviser or its affiliates would not receive but for the relationship with the Portfolio). In considering the Existing Agreement, the Board members did not identify any particular factor or information that was all-important or controlling, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision. The discussion of the process followed by the Board in its annual renewal of the Existing Agreement at the July 2025 Meeting is provided in the Trust’s Form N-CSR for the period ended December 31, 2025.

In determining to approve the Replacement Agreement, the Board considered at its March 2026 Meeting the same factors it reviewed and conclusions it reached, as applicable, in connection with its annual renewal of the Existing Agreement at its July 2025 Meeting, including the Board’s general satisfaction with the nature and quality of the services being provided by the Sub-Adviser, and focused its review on the potential impact of the Acquisition on these factors and conclusions. In connection with its deliberations at the March 2026 Meeting, the Board requested and evaluated information relating to the potential impact of the change of control on the Portfolio and its investment processes, and on the operations, personnel, organizational structure, and financial

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and other resources of the Sub-Adviser. In this regard, the Board considered the Sub-Adviser’s representations that (i) the resources available for servicing the Portfolio would not diminish after the change of control; (ii) the change of control is not expected to impact the day-to-day portfolio management of the Portfolio or result in any diminution in the services provided to the Portfolio; (iii) the same portfolio managers who are primarily responsible for the securities selection, research and trading for the Portfolio immediately prior to the change of control would continue to manage the Portfolio after the change of control, although the Board recognized that personnel changes may occur in the future in the ordinary course; (iv) the investment processes of the Portfolio are not expected to change as a result of the change of control; (v) the sub-advisory fee to be paid by the Adviser to the Sub-Adviser under the Replacement Agreement would be based on the same fee rate in effect under the Existing Agreement; (vi) the change of control is not expected to have a material impact on the Sub-Adviser’s compliance or risk management programs; (vii) the Sub-Adviser’s principal business activities would not be affected by the change of control; and (viii) the Sub-Adviser intends to take appropriate steps to retain key personnel supporting the Portfolio, including key investment, compliance, operational and administrative personnel who support Portfolio oversight. In this regard, the Board also noted that, except for the effective date and certain clerical updates, the terms of the Replacement Agreement and the terms of the Existing Agreement are substantially identical, including with respect to the fees payable and services provided thereunder. The Board also took into account the Adviser’s recommendation to approve the Replacement Agreement with respect to the Portfolio. The Board also noted that the advisory fee paid by the Portfolio to the Adviser would not change as a result of the approval of the Replacement Agreement. The Board also noted that, at a meeting to be held on July 15-16, 2026, it would review the Sub-Advisory Agreement with respect to the Portfolio again, in connection with the 2026 annual renewal of the contractual arrangements with respect to the Portfolio.

During the March 2026 Meeting, the Trustees met with senior representatives of the Adviser to discuss the Replacement Agreement and the information provided. The Independent Trustees also met in executive session with their independent legal counsel during the meeting to discuss the Replacement Agreement and the information provided. The Independent Trustees were assisted by independent counsel prior to and during the meeting and during their deliberations regarding the Replacement Agreement and received from legal counsel materials outlining, among other things, their fiduciary duties and the legal standards applicable to their consideration of the Replacement Agreement.

At the March 2026 Meeting, the Board, including a majority of the Independent Trustees, considered and unanimously approved the Replacement Agreement, to take effect upon the closing of the Acquisition. The Board’s approval was based on its determination, made in the exercise of its business judgment, that it would be in the best interests of the Portfolio and its investors for the Sub-Adviser to continue to provide uninterrupted investment sub-advisory services for the Portfolio.

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APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2026 (UNAUDITED)

At an in-person meeting held on June 16-18, 2026 (the “June 2026 Meeting”), the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”), including those Trustees who are not parties to the Sub-Advisory Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved a new Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between Equitable Investment Management Group, LLC (the “Adviser”), which serves as the Trust’s investment adviser, and Westfield Capital Management Company, L.P. (“Westfield” or the “Sub-Adviser”) with respect to the EQ/Large Cap Growth Managed Volatility Portfolio (the “Portfolio”).

The Board considered that Westfield would become the sub-adviser to an allocated portion of the Portfolio that is actively managed (the “Allocated Portion”), in connection with the replacement of the current sub-adviser to that active allocated portion of the Portfolio. The Board noted that, under the Sub-Advisory Agreement, Westfield would implement its Large Cap Growth Equity strategy in managing the Allocated Portion. Westfield became the sub-adviser to the Allocated Portion effective on or about June 26, 2026.

The Board also noted that Westfield currently serves as investment sub-adviser for an active allocated portion of another portfolio of the Trust (i.e., the Multimanager Aggressive Equity Portfolio) using the same Large Cap Growth Equity strategy as that proposed for the Allocated Portion. The Board noted that the Portfolio would be added, by amendment, to the existing investment sub-advisory agreement between the Adviser and Westfield with respect to that other portfolio. In reaching its decision to approve the Sub-Advisory Agreement with respect to the Portfolio at its June 2026 Meeting, the Board also noted that, in connection with the 2026 annual renewal process, which extends over the June 2026 Meeting and a regular meeting of the Board being held on July 15-16, 2026, the Board was conducting, at that same June 2026 Meeting, a portion of its annual review of the existing investment sub-advisory agreement between the Adviser and Westfield with respect to the Multimanager Aggressive Equity Portfolio.

In reaching its decision to approve the Sub-Advisory Agreement with respect to the Portfolio, the Board considered the overall fairness of the Sub-Advisory Agreement and whether the Sub-Advisory Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to the Portfolio and the Sub-Advisory Agreement, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by the proposed Sub-Adviser; (2) comparative performance information; (3) the level of the proposed sub-advisory fee relative to fees of comparable funds; (4) the estimated impact of the proposed change in Sub-Adviser on the profitability realized by the Adviser and its affiliates; (5) economies of scale that may be realized by the Portfolio; and (6) “fall out” benefits that may accrue to the proposed Sub-Adviser and its affiliates (that is, indirect benefits that the proposed Sub-Adviser or its affiliates would not receive but for the relationship with the Portfolio).

In connection with its deliberations, the Board took into account information requested by the Independent Trustees and prepared by the Adviser and the proposed Sub-Adviser, including memoranda and other materials addressing the factors set out above, which were provided to the Trustees prior to and during the meeting. The information provided to the Trustees described, among other things, the services to be provided by the proposed Sub-Adviser, as well as the proposed Sub-Adviser’s investment personnel, proposed sub-advisory fee, performance information, and other matters. The Board also took into account information, including information relating to the proposed Sub-Adviser, provided to the Trustees at prior Board and committee meetings, including Westfield’s presentation to a sub-group of the Board’s Investment Committee during the committee’s meeting held on April 16, 2026. The Board also considered the Adviser’s familiarity with, and confidence in, the proposed Sub-Adviser, and the results of the Adviser’s due diligence. The Board considered that the Adviser had conducted extensive due diligence on the proposed Sub-Adviser from an investment management, operational and compliance perspective, and the Board had received materials including the Adviser’s due diligence questionnaire indicating the proposed Sub-Adviser’s responses to the Adviser’s due diligence questions. The Board also noted the Adviser’s familiarity with the proposed Sub-Adviser’s operational and compliance structure as the proposed Sub-Adviser currently serves as an investment sub-adviser with respect to another portfolio of the Trust, as noted above.

The Independent Trustees were assisted by independent legal counsel prior to and during the meeting at which they approved the proposed Sub-Advisory Agreement with respect to the Portfolio and during their

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deliberations regarding the Sub-Advisory Agreement and received from legal counsel materials outlining, among other things, their fiduciary duties and the legal standards applicable to their consideration of the Sub-Advisory Agreement. During the meeting, the Trustees met with senior representatives of the Adviser to discuss the Sub-Advisory Agreement and the information provided. The Independent Trustees also met in executive session with their independent legal counsel during the meeting to discuss the Sub-Advisory Agreement and the information provided and consider their responsibilities under applicable law.

In considering the Sub-Advisory Agreement, the Board members did not identify any particular factor or information that was all-important or controlling, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision. The Board also took into account the Adviser’s recommendation to approve the Sub-Advisory Agreement. In approving the Sub-Advisory Agreement with respect to the Portfolio, each Trustee, including the Independent Trustees, after considering all factors and information they deemed relevant, reached a determination, with the assistance of Independent Trustees’ counsel and fund counsel and through the exercise of their own business judgment, that the proposed sub-advisory fee for the Portfolio was fair and reasonable and that the approval of the Sub-Advisory Agreement was in the best interests of the Portfolio and its investors. Although the Board gave attention to all information provided, the following discusses some of the primary factors and information it deemed relevant to its decision to approve the Sub-Advisory Agreement with respect to the Portfolio.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services to be provided to the Portfolio and its investors by the proposed Sub-Adviser. In addition to the investment performance and fee information discussed below, the Board considered the proposed Sub-Adviser’s responsibilities with respect to the Allocated Portion pursuant to the Sub-Advisory Agreement, and the proposed Sub-Adviser’s experience in serving as an investment adviser or sub-adviser for funds and accounts similar to the Allocated Portion, including the allocated portion of the Multimanager Aggressive Equity Portfolio.

The Board considered that, subject to the oversight of the Adviser, the proposed Sub-Adviser would be responsible for making investment decisions with respect to the Allocated Portion; placing with brokers or dealers orders for the purchase and sale of investments for the Allocated Portion; and performing certain related administrative functions. The Board also considered information regarding the proposed Sub-Adviser’s process for selecting investments for the Allocated Portion, as well as information regarding the qualifications and experience of the proposed Sub-Adviser’s portfolio managers who would provide services to the Allocated Portion. In this regard, the Board considered that the same Westfield portfolio managers who are primarily responsible for managing Westfield’s allocated portion of the Multimanager Aggressive Equity Portfolio would also manage the Allocated Portion. The Board also considered information regarding the proposed Sub-Adviser’s procedures for executing portfolio transactions for the Allocated Portion and the proposed Sub-Adviser’s policies and procedures for selecting brokers and dealers. In addition, the Board considered information regarding the proposed Sub-Adviser’s trading experience and received information regarding how the proposed Sub-Adviser would seek to achieve “best execution” on behalf of the Allocated Portion. The Board’s conclusion regarding the nature, quality and extent of the overall services to be provided by the proposed Sub-Adviser also was based, in part, on the Board’s experience and familiarity with Westfield serving as an investment sub-adviser for an allocated portion of the Multimanager Aggressive Equity Portfolio and on periodic reports provided to the Board regarding the services provided by Westfield to that portfolio. The Board also noted its general satisfaction with the nature and quality of the services being provided by Westfield to that portfolio.

The Board also considered that the Trust’s compliance team had performed due diligence on the proposed Sub-Adviser from an operational and compliance perspective, noting the Adviser’s familiarity with the proposed Sub-Adviser’s operational and compliance structure as Westfield currently serves as a sub-adviser with respect to another portfolio of the Trust, as noted above, and that the Board had previously approved Westfield’s compliance program as well as Westfield’s code of ethics. The Board also considered the proposed Sub-Adviser’s representation that there were no material pending lawsuits, enforcement proceedings or regulatory investigations involving the proposed Sub-Adviser that would impact its ability to provide services to the Portfolio and received information regarding the proposed Sub-Adviser’s financial condition and history of operations and potential conflicts of interest in managing the Allocated Portion. In this regard, the Board also took into account materials regarding the policies and procedures adopted by the Adviser and the Trust to identify and mitigate actual and potential conflicts of interest.

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The Board also received and reviewed performance data relating to the proposed Sub-Adviser’s management of a Large Cap Growth Equity composite and other funds and accounts (including, e.g., its allocated portion of the Multimanager Aggressive Equity Portfolio) with a similar investment strategy as that proposed for the Allocated Portion, as compared to an appropriate benchmark and peer group as well as the current sub-adviser’s performance managing an active allocated portion of the Portfolio. The Board generally considered longer-term performance over a full market cycle (typically five years or longer) to be more important than short-term performance. The Trustees also noted that they had reviewed Westfield’s performance through their oversight of its management of its allocated portion of the Multimanager Aggressive Equity Portfolio since its appointment to that portfolio. The Board also considered the Adviser’s belief that the proposed Sub-Adviser’s Large Cap Growth Equity strategy would complement the investment strategies used by the other sub-advisers to the Portfolio. The Board also considered the proposed Sub-Adviser’s expertise, resources, proposed investment strategy, and personnel for managing the Allocated Portion.

Based on its review, the Board determined that the nature, quality and extent of the overall services to be provided by the proposed Sub-Adviser were appropriate for the Portfolio in light of its investment objective and, thus, supported a decision to approve the Sub-Advisory Agreement.

Expenses

The Board also considered the proposed sub-advisory fee for the proposed Sub-Adviser in light of the nature, quality and extent of the overall services to be provided by the proposed Sub-Adviser. In this regard, the Board noted that the proposed sub-advisory fee to be paid by the Adviser to Westfield with respect to the Portfolio under the proposed Sub-Advisory Agreement would be based on the same sub-advisory fee rate schedule paid by the Adviser to the current sub-adviser under the current investment sub-advisory agreement, except that, under the proposed Sub-Advisory Agreement, the assets proposed to be managed by Westfield in the Portfolio would be aggregated with the assets managed by Westfield in the Multimanager Aggressive Equity Portfolio for purposes of calculating the sub-advisory fee.1 The Board noted that, at the current aggregated asset level, the sub-advisory fee rate to be paid by the Adviser to Westfield with respect to the Portfolio under the proposed Sub-Advisory Agreement is expected to be lower than the sub-advisory fee rate paid by the Adviser to the current sub-adviser. In addition, the Board considered the relative levels of the sub-advisory fee to be paid to the proposed Sub-Adviser with respect to the Portfolio and the advisory fee to be retained by the Adviser in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by the proposed Sub-Adviser. The Board also considered the proposed sub-advisory fee rate schedule in light of the fee rates that the proposed Sub-Adviser charges under advisory agreements with other comparable clients that utilize a Large Cap Growth Equity investment strategy. The Board further noted that the advisory fee rate paid by the Portfolio to the Adviser would not change as a result of the approval of the Sub-Advisory Agreement.

The Board further noted that the Adviser, and not the Portfolio, would pay the proposed Sub-Adviser and that the proposed sub-advisory fee was negotiated between the proposed Sub-Adviser and the Adviser. Moreover, the Board noted that the Adviser generally is aware of the fees charged by sub-advisers to other clients and that the Adviser believes that the fee agreed upon with the proposed Sub-Adviser is reasonable in light of the nature, quality and extent of the investment sub-advisory services to be provided. Based on its review, the Board determined that the proposed sub-advisory fee for the proposed Sub-Adviser is fair and reasonable.

Profitability and Costs

The Board also considered the estimated impact of the proposed sub-advisory fee on the profitability of the Adviser. With respect to the Portfolio, the Board noted that the appointment of Westfield is expected to have a positive impact on the Adviser’s annual profitability at the Portfolio’s current asset level. The Board acknowledged that, because the proposed Sub-Adviser’s fee would be paid by the Adviser, the Adviser is incentivized to negotiate a favorable fee. The Adviser also advised the Board that it does not regard Sub-Adviser profitability as

[1]

The Board also noted that, in connection with the proposal to appoint Westfield as a sub-adviser to the Allocated Portion, the sub-advisory fee rate schedule that Westfield currently charges with respect to its allocated portion of the Multimanager Aggressive Equity Portfolio was proposed to be reduced and amended so that both the Allocated Portion and Westfield’s allocated portion of the Multimanager Aggressive Equity Portfolio would be subject to the same, aggregated fee rate schedule.

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meaningful to its evaluation of the Sub-Advisory Agreement. The Board acknowledged the Adviser’s view of Sub-Adviser profitability, noting the Board’s findings as to the reasonableness of the sub-advisory fee and that the fee to be paid to the proposed Sub-Adviser is the product of negotiations with the Adviser and reflects levels of profitability acceptable to the Adviser and the proposed Sub-Adviser based on the particular circumstances for each of them. The Board noted again that the proposed Sub-Adviser’s fee would be paid by the Adviser and not the Portfolio and that many responsibilities related to the advisory function are retained by the Adviser. In light of all the factors considered, the Board determined that the anticipated profitability to the Adviser remained within the reasonable range of profitability levels previously reported.

Economies of Scale

The Board also considered whether economies of scale would be realized as the Portfolio grows larger and the extent to which this is reflected in the proposed sub-advisory fee rate schedule with respect to the Portfolio. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board noted that the proposed sub-advisory fee rate schedule for Westfield aggregates the assets proposed to be managed by Westfield in the Portfolio and the assets managed by Westfield in the Multimanager Aggressive Equity Portfolio. The Board also noted that the proposed sub-advisory fee rate schedule for Westfield includes a breakpoint that would reduce the sub-advisory fee rate when aggregate portfolio assets under the proposed Sub-Adviser’s management increase above a certain level. In this regard, the Board acknowledged that, at some levels, breakpoints in a sub-advisory fee rate schedule may result in savings to the Adviser and not to investors. The Board also noted that the aggregation of assets may result in the Portfolio reaching the breakpoint sooner than if the sub-advisory fee rate schedule did not aggregate assets, which also has the potential to benefit the Adviser. The Board considered these factors, and the relationship they bear to the fee structure charged to the Portfolio by the Adviser, and concluded that there would be a reasonable sharing of benefits from any economies of scale with the Portfolio.

“Fall-Out” and Other Benefits

The Board also considered possible “fall-out” benefits and other types of benefits that may accrue to the proposed Sub-Adviser, including the following. The Board recognized that the proposed Sub-Adviser currently serves as investment sub-adviser for another portfolio of the Trust, as noted above, and receives sub-advisory fees with respect to that portfolio. The Board considered that the proposed Sub-Adviser, through its position as the investment sub-adviser to the Portfolio, may engage in “soft dollar” transactions. The Board also noted that the proposed Sub-Adviser may benefit from greater exposure in the marketplace with respect to its investment process and from expanding its level of assets under management, and that the proposed Sub-Adviser may derive benefits from its association with the Adviser and other sub-advisers to the Portfolio. Based on its review, the Board determined that any “fall-out” benefits and other types of benefits that may accrue to the proposed Sub-Adviser are fair and reasonable.

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Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

See Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Registrant’s Code of Ethics - Not applicable (please see Item 2).

(a)(2)(i)	Principal Executive Officer’s Section 302 certification attached hereto.

(a)(2)(ii)	Principal Financial Officer’s Section 302 certification attached hereto.

(b)	Combined Section 906 certification attached hereto.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
September 4, 2026
By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer and Vice President
September 4, 2026